UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust

(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor

Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

ProShare Advisors LLC

7272 Wisconsin Avenue, 21st Floor

Bethesda, MD 20814

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMIANNUAL REPORT

NOVEMBER 30, 2021

Big Data Refiners ETF  DAT

Bitcoin Strategy ETF*  BITO

Decline of the Retail Store ETF  EMTY

DJ Brookfield Global Infrastructure ETF  TOLZ

Equities for Rising Rates ETF  EQRR

Global Listed Private Equity ETF  PEX

Hedge Replication ETF  HDG

High Yield–Interest Rate Hedged  HYHG

Inflation Expectations ETF  RINF

Investment Grade–Interest Rate Hedged  IGHG

K-1 Free Crude Oil Strategy ETF*  OILK

Large Cap Core Plus  CSM

Long Online/Short Stores ETF  CLIX

Managed Futures Strategy ETF*  FUT

Merger ETF  MRGR

Morningstar Alternatives Solution ETF  ALTS

MSCI EAFE Dividend Growers ETF  EFAD

MSCI Emerging Markets Dividend Growers ETF  EMDV

MSCI Europe Dividend Growers ETF  EUDV

MSCI Transformational Changes ETF  ANEW

Nanotechnology ETF  TINY

Nasdaq-100 Dorsey Wright Momentum ETF  QQQA

On-Demand ETF  OND

Online Retail ETF  ONLN

Pet Care ETF  PAWZ

RAFITM Long/Short  RALS

Russell 2000 Dividend Growers ETF  SMDV

Russell U.S. Dividend Growers ETF  TMDV

S&P 500® Bond ETF  SPXB

S&P 500® Dividend Aristocrats ETF  NOBL

S&P 500® Ex-Energy ETF  SPXE

S&P 500® Ex-Financials ETF  SPXN

S&P 500® Ex-Health Care ETF  SPXV

S&P 500® Ex-Technology ETF  SPXT

S&P Kensho Cleantech ETF  CTEX

S&P Kensho Smart Factories ETF  MAKX

S&P MidCap 400® Dividend Aristocrats ETF  REGL

S&P Technology Dividend Aristocrats ETF  TDV

Short Term USD Emerging Markets Bond ETF  EMSH

Smart Materials ETF  TINT

*  The Bitcoin Strategy ETF, K-1 Free Crude Oil Strategy ETF and Managed Futures Strategy ETF funds are consolidated with Cayman Bitcoin Strategy Portfolio, Cayman Crude Oil Strategy Portfolio and Cayman Portfolio I, respectively. A claim of exemption pursuant to the Commodity Futures Trading Commission ("CFTC") Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XXVII	Expense Examples
1	Schedule of Portfolio Investments
103	Statements of Assets and Liabilities
111	Statements of Operations
119	Statements of Changes in Net Assets
134	Statement of Cash Flow
136	Financial Highlights
156	Notes to Financial Statements
184	Liquidity Risk Management Program
185	Board Approval of Investment Advisory Agreement
193	Miscellaneous Information

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DEAR SHAREHOLDER:

As communities and economies around the world address the continually evolving impacts of the pandemic, I want to reaffirm ProShares' commitment to providing you, our investors, with products and services to help you meet your investment objectives. ProShares remains focused on ensuring the effective management of our funds.

Following is the ProShares Semiannual Report for the six months ended November 30, 2021.

U.S. Stocks Rose Despite Continued Worries

U.S. equities posted positive results during the reporting period, as measured by the S&P 500® and the Dow Jones Industrial Average® . Drivers of stock performance included a resilient economic recovery boosted by widespread vaccination, ongoing stimulus from the Federal Reserve and robust corporate earnings. Stocks closed at record highs on multiple days during the six-month period. However, volatility increased later in the period as investors began to worry about inflation, a surge in interest rates and ongoing supply chain challenges.

Inflation climbed to a 6.2% annual rate in October, according to the Bureau of Labor Statistics. The core inflation rate, which many economists prefer because it excludes volatile food and energy prices, climbed 4.6%. Investors were also concerned about the possibility of stocks retreating after the Fed announced plans to begin tapering its $120 billion monthly stimulus. Fed Chairman Powell stated that higher inflation was not "transitory," which many investors interpreted as a signal that the Fed's stimulus may end sooner than expected and interest rates could be hiked early in 2022. Equities managed to record positive returns for the period, despite the S&P 500 retreating 4.8% in September, rebounding in October, and declining sharply again in late November as word of the new omicron variant broke.

Over the six-month reporting period, the S&P 500 climbed 9.4%, the S&P MidCap 400® declined 0.1%, and the small-cap Russell 2000 Index® retreated 2.6%. The tech-heavy Nasdaq-100 Index® rose 18.3%, while the Dow eked out 0.7%. Eight of 11 Dow Jones U.S. Industry Indexes advanced, including technology (23.2%), consumer goods (11.5%), and oil & gas (8.7%). Telecom declined 15.1% and basic materials fell 4.1%.

International Equities Declined

Developed markets outside North America retreated 4.1% during the period, as measured by the MSCI EAFE Index® , and the MSCI Europe Index® fell 3.9%. European stocks declined largely as a result of rising COVID-19 numbers and new government measures to stop the spread before the onset of winter. The emergence and spread of omicron also led to an extensive equity selloff toward the end of November.

The MSCI Japan Index® fell 2.4%, while the broad MSCI Emerging Markets Index® retreated 9.8%. The FTSE China 50 Index® fell 16.1%, on concerns that the government could enact new lockdown measures because of the new variant.

U.S. Treasury Results Mixed; Investment Grade Outperformed High Yield

Bonds returned 1.0% overall during the reporting period, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Treasury results were mixed, with the Ryan Labs Treasury 10 Year Index and the Ryan Labs Treasury 30 Year Index climbing 1.5% and 10%, respectively, and the Ryan Labs Treasury 5 Year Index falling by 1.1%. The high yield corporate bond market returned 0.4%, based on the Markit iBoxx $ Liquid High Yield Index, but it was outperformed by its investment-grade counterpart, up 2.1%, as measured by the Markit iBoxx $ Liquid Investment Grade Index. The U.S. dollar rose 6.2%, as measured by the Bloomberg Dollar Index Spot.

ProShares Launches New Funds, Including the Industry's First U.S. Bitcoin-Linked ETF

Interest in the cryptocurrency market has been growing for years, and investors have especially awaited the launch of a bitcoin-linked ETF, as it would provide them a way to gain bitcoin futures exposure that they could buy and sell in their brokerage accounts. Building on our legacy of providing investors convenient, liquid access to asset classes, ProShares introduced the first bitcoin-linked ETF in the United States on October 19, 2021 — the ProShares Bitcoin Strategy ETF (BITO).

ProShares also expanded its lineup of thematic ETFs during the period, launching six funds to provide investors with access to companies changing how businesses operate, innovate and compete. The funds are the ProShares On-Demand ETF (OND), ProShares Smart Materials ETF (TINT), ProShares Nanotechnology ETF (TINY), ProShares S&P Kensho Smart Factories ETF (MAKX), ProShares Big Data Refiners ETF (DAT), and ProShares S&P Kensho Cleantech ETF (CTEX).

Over the period, ProShares' assets under management rose 24.2%, from $51.6 billion to $64.0 billion. In these continually evolving times, ProShares offers an array of funds designed to suit investors' wide range of investment objectives and goals. We continue to introduce products as needs evolve, and remain the industry leader in strategies such as dividend growth, interest hedged bond, geared investing and thematics. We thank you for the trust and confidence you have placed in us by choosing ProShares, and we appreciate the opportunity to continue serving your needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS AND
INDEX COMPOSITION

II :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Big Data Refiners ETF (Ticker: DAT)

ProShares Data Refiners ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the "Index"). The Index consists of companies that provide analytics and infrastructure for managing and extracting information from large data sets. The Index includes companies whose principal business is the provision of analytics, software, hardware, and other computing infrastructure for managing and extracting information from large structured and unstructured data sets, as determined by the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc. (the "Index Provider"). In order to be included in the Index, a company must be included in at least one of nine FactSet® Revere Business Industry Classification System Sub-Industries ("RBICS Sub-Industries") that the Index Provider has identified as big data related. The nine eligible RBICS Sub-Industries are: Business Intelligence Software, Business Intelligence/Data Warehousing Consulting, Customer Service Software, Data Storage Infrastructure Software, Enterprise Middleware Software, Government and Public Service Industry Software, Information Storage Systems, Network Administration Software and Peripheral and Other Commerce Equipment Makers. The Index is reconstituted and rebalanced semiannually in June and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Datadog, Inc., Class A	8.6%
MongoDB, Inc.	6.7%
Snowflake, Inc., Class A	6.0%
Nice Ltd. (ADR)	5.7%
Tyler Technologies, Inc.	5.5%

Big Data Refiners Index – Composition

% of Index
Information Technology	97.7%
Consumer Discretionary	1.5%
Industrials	0.8%

Big Data Refiners Index – Country

% of Index
United States	92.3%
Isreal	5.7%
Australia	0.7%
Poland	0.5%
Japan	0.4%
Netherlands	0.4%

ProShares Bitcoin Strategy ETF (Ticker: BITO)

ProShares Bitcoin Strategy ETF (the "Fund") seeks capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund does not invest directly in bitcoin. The Fund seeks to provide capital appreciation primarily through managed exposure to bitcoin futures contracts. The Fund expects to gain exposure by investing a portion of its assets in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands and advised by ProShare Advisors. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund generally expects to invest approximately 25% of its total assets in this subsidiary. The Fund may, however, exceed this amount from time to time if the Advisor believes doing so is in the best interests of the Fund, such as to help the Fund achieve its investment objective or manage tax efficiency of the Fund.

Allocation of Portfolio Holdings as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProShares Bitcoin Strategy ETF primarily invests in non-equity securities, which may include: futures contracts, repurchase agreements and reverse repurchase agreements and U.S. Government securities.

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: III

ProShares Decline of the Retail Store ETF (Ticker: EMTY)

ProShares Decline of the Retail Store ETF (the "Fund") seeks capital appreciation from the decline of bricks and mortar retailers through short exposure (-1x) to the Solactive-ProShares Bricks and Mortar Retail Store Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Index is constructed and maintained by Solactive AG. The Index seeks to measure the performance of publicly traded "bricks and mortar" retail companies whose retail revenue is derived principally from in-store sales. Short exposure may be attractive to investors who believe bricks and mortar stores face threats from ongoing trends, such as the growth of online shopping and markets oversaturated with stores. Companies must derive more than 50% of their global revenues from retail operations and more than 75% of their retail revenues from in-store sales to be included in the Index. In addition a company must be domiciled in the US; its securities must be listed on a U.S. stock exchange and must meet certain liquidity and market capitalization requirements. The Index includes only U.S. companies. The Index is rebalanced monthly to equal weight and reconstituted in June each year.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Solactive-ProShares Bricks and Mortar Retail Store
Composite Index – Composition

% of Index
Consumer Discretionary	67.1%
Consumer Staples	30.2%
Materials	2.7%

ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)

ProShares DJ Brookfield Global Infrastructure ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies domiciled globally that qualify as "pure-play" infrastructure companies — companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	92%
Closed End Funds	1%
Master Limited Partnership	7%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	8.5%
Enbridge, Inc.	6.1%
Crown Castle International Corp.	5.6%
National Grid plc	4.1%
Vinci SA	3.9%

Dow Jones Brookfield Global Infrastructure Composite
Index – Composition

% of Index
Oil & Gas Storage & Transportation	34.6%
Communications	20.8%
Electricity Transmission & Distribution	15.8%
Master Limited Partnerships (MLP)	7.5%
Diversified	6.8%
Water	5.9%
Toll Roads	4.3%
Airports	3.9%
Ports	0.4%

Dow Jones Brookfield Global Infrastructure Composite
Index – Country

% of Index
United States	51.0%
Canada	14.7%
United Kingdom	6.7%
Spain	6.5%
France	4.8%
Australia	4.3%
Italy	3.2%
Other	2.8%
Hong Kong	2.5%
China	2.4%
Japan	1.1%

IV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Equities for Rising Rates ETF (Ticker: EQRR)

ProShares Equities for Rising Rates ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the "Index"). The goal of the Index is to provide relative outperformance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury rates. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider). The component securities of the Index are selected by the Index Provider from a universe of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Devon Energy Corp.	3.1%
Bank of America Corp.	3.1%
Raymond James Financial, Inc.	3.1%
Citizens Financial Group, Inc.	3.1%
State Street Corp.	3.1%

Nasdaq U.S. Large Cap
Equities for Rising Rates
Index – Composition

% of Index
Financials	30.4%
Energy	25.9%
Basic Materials	20.3%
Industrials	14.0%
Telecommunications	9.4%

ProShares Global Listed Private Equity ETF (Ticker: PEX)

ProShares Global Listed Private Equity ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the LPX Direct Listed Private Equity Index (the "Index"). The Index, published by LPX AG ("LPX"), consists of up to 30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-initial public offering listed investments, represent more than 80% of the total assets of the company.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Closed End Funds	11%
Master Limited Partnership	2%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
3i Group plc	10.9%
Kinnevik AB, Class B	10.3%
Ares Capital Corp.	9.8%
FS KKR Capital Corp.	7.7%
Onex Corp.	4.6%

LPX Direct Listed Private Equity
Index – Country

% of Index
United States	45.1%
United Kingdom	18.4%
Sweden	13.9%
France	7.7%
Canada	4.6%
Guernsey	3.1%
Switzerland	3.0%
Belgium	1.7%
Germany	1.3%
Bermuda	1.2%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: V

ProShares Hedge Replication ETF (Ticker: HDG)

ProShares Hedge Replication ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model® — Exchange Series (the "Benchmark"). The Benchmark, sponsored by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund Weighted Composite Index (the "HFRI"). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six underlying factors ("Factors"). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	24%
Swap Agreements (Long)	15%
Long Euro Futures Contracts	8%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AMC Entertainment Holdings, Inc., Class A	0.2%
Avis Budget Group, Inc.	0.1%
Lattice Semiconductor Corp.	0.1%
Crocs, Inc.	0.1%
Tetra Tech, Inc.	0.1%

Merrill Lynch Factor Model – Exchange Series – Composition

% of Benchmark
Three-month U.S. Treasury Bills	64.6%
Russell 2000® Total Return Index	26.7%
MSCI Emerging Markets Free USD Net Total Return	8.0%
S&P 500® Total Return Index	3.0%
MSCI EAFE USD Net Total Return Index	1.7%
Proshares Ultrashort Euro ETF	(4.0%)

ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)

ProShares High Yield-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE High Yield (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in U.S. dollar denominated high yield corporate bonds ("high yield bonds") and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed rate (including callable bonds); have a maximum rating of Ba1/BB+ by both Moody's Investors Service, Inc and Standard and Poor's Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
High Yield Bonds	96%
U.S. Treasury Notes Futures Contracts	(99%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
TransDigm, Inc., 6.25%, due 03/15/26	1.6%
American Airlines, Inc., 5.50%, due 04/20/26	1.4%
Square, Inc., 2.75%, due 06/01/26	1.1%
BlackRock Liquidity FedFund, Institutional Class, 0.03%, due	1.1%
CCO Holdings LLC, 5.13%, due 05/01/27	1.1%

FTSE High Yield (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bonds
Industrials	82.4%
Utilities	9.1%
Financials	8.5%

VI :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Inflation Expectations ETF (Ticker: RINF)

ProShares Inflation Expectations ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the "Index"). The Index tracks the performance of (i) long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS"); (ii) duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS; and (iii) a cash equivalent security that represents the repo rate earned on the short position. The Index is designed to measure the performance of the Break Even Rate of Inflation (BEI). The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligations	77%
Swap Agreements (Long)	23%
Swap Agreements (Long exposure to inverse index)	156%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition

% of Index
30-Year Treasury Inflation-Protected Securities (TIPS) Bond	100%
30-Year U.S. Treasury Bond	(155%)

ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)

ProShares Investment Grade-Interest Rate Hedged (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the "Index"). The Index is comprised of (a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies; and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the investment grade bonds. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S. and internationally domiciled companies that: are fixed rate; have a minimum rating of Baa3/BBB- by both Moody's Investors Service, Inc. and Standard and Poor's Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity. The Index is constructed and maintained by FTSE International Limited.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	95%
U.S. Treasury Notes/Bonds Futures Contracts	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	1.5%
Goldman Sachs Group, Inc. (The), 6.75%, due 10/01/37	1.5%
Pfizer, Inc., 7.20%, due 03/15/39	1.0%
GlaxoSmithKline Capital, Inc., 6.38%, due 05/15/38	0.9%
International Business Machines Corp., 3.50%, due 05/15/29	0.9%

FTSE Corporate Investment Grade (Treasury Rate-Hedged)
Index – Composition

% of High Yield Bond
Industrials	49.4%
Financials	40.2%
Utilities	10.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: VII

ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)

ProShares K-1 Free Crude Oil Strategy ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Bloomberg Commodity Balanced WTI Crude Oil IndexSM (the "Index")**. The Fund generally will not invest directly in WTI crude oil futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor and invests directly in WTI crude oil futures. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund, such as to help achieve the Fund's investment objective or increase the tax efficiency of the Fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	100%
Total Exposure	100%

Bloomberg Commodity Balanced WTI Crude Oil
IndexSM – Composition

% of Index
WTI Crude Oil	100%

ProShares Large Cap Core Plus (Ticker: CSM)

ProShares Large Cap Core Plus (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the "Index"). The Index is designed to replicate an investment strategy that establishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconstitution date.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Swap Agreements (Long)	35%
Swap Agreements (Short)	(29%)
Net Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	4.6%
Microsoft Corp.	4.4%
Amazon.com, Inc.	2.6%
Meta Platforms, Inc., Class A	1.4%
Tesla, Inc.	1.3%

Credit Suisse 130/30 Large Cap
Index – Composition

% of Index
Information Technology	27.0%
Health Care	16.7%
Consumer Discretionary	13.8%
Communication Services	11.3%
Financials	9.3%
Consumer Staples	6.6%
Industrials	5.3%
Energy	4.2%
Real Estate	3.6%
Materials	1.7%
Utilities	0.5%

VIII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Long Online/Short Stores ETF (Ticker: CLIX)

ProShares Long Online/Short Stores ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Long Online/Short Stores Index (the "Index"). The Index is constructed and maintained by SolactiveAG. The Index consists of long positions in the online retailers included in the ProShares Online Retail Index and short positions in the "bricks and mortar" retailers included in the Solactive-ProShares Bricks and Mortar Retail Store Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements (Long)	11%
Swap Agreements (Short)	(50%)
Total Exposure	50%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	21.8%
Alibaba Group Holding Ltd. (ADR)	9.3%
eBay, Inc.	4.1%
Sea Ltd. (ADR)	3.5%
JD.com, Inc. (ADR)	2.9%

ProShares Long Online/Short Stores
Index – Composition

% of Index
Consumer Discretionary	60.9%
Communication Services	3.2%
Health Care	2.1%
Materials	(1.3%)
Consumer Staples	(14.9%)

ProShares Managed Futures Strategy ETF (Ticker: FUT)

ProShares Managed Futures Strategy ETF (the "Fund") seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets. This actively managed Fund uses the S&P® Strategic Futures Index as a performance benchmark (the "Benchmark"). The Benchmark seeks to capture the economic benefit from trends (in either direction) in the physical commodities, interest rates and currencies markets by taking long or short positions in related futures contracts. The Fund will not invest directly in Commodity Futures Contracts. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Portfolio I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by the Fund's Advisor. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Subsidiary has the same investment objective as the Fund. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund, such as to help achieve the Fund's investment objective or increase the tax efficiency of the Fund.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Commodity Futures Contracts (Long)	22%
Commodity Futures Contracts (Short)	(10%)
Currency Futures Contracts (Long)	20%
Currency Futures Contracts (Short)	(16%)
U.S. Treasury Notes Futures Contracts (Short)	(17%)
U.S. Treasury Bonds Futures Contracts (Long)	13%
Total Exposure	12%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P Strategic Futures
Index – Composition

Commodities Holdings	% of Benchmark
Gold	2.8%
Cocoa	2.7%
Cotton	2.1%
Sugar	2.0%
Coffee	1.8%
Copper	1.7%
Wheat	1.7%
Natural Gas	1.5%
Corn	1.5%
Heating Oil	1.4%
Unleaded Gas	1.4%
Silver	1.3%
Crude Oil	1.2%
Soybeans	(1.9%)
Lean Hogs	(2.8%)
Live Cattle	(6.5%)
Currency Exposure	% of Benchmark
Swiss Franc	6.3%
British Pound	5.6%
Canadian Dollar	5.2%
Australian Dollar	3.3%
Euro	(6.7%)
Japanese Yen	(9.5%)
Fixed Income Holdings	% of Benchmark
30 Year Bond	12.8%
10 Year Note	(16.8%)

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: IX

ProShares Merger ETF (Ticker: MRGR)

ProShares Merger ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P® Merger Arbitrage Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to produce consistent, positive returns in virtually all market environments, although there are no assurances it will achieve this result. The Index, created by Standard & Poor's®, is comprised of a maximum of 80 companies, including up to 40 companies that are currently targets in merger deals, which are represented by long positions in the Index, and up to 40 companies that are acquirers for the same stock merger deals, which are represented by short positions in the Index. The Index includes a cash component, which earns the three-month U.S. Treasury Bill rate. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements (Long)	21%
Swap Agreements (Short)	(28%)
Forward Currency Contracts	(21%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Athene Holding Ltd., Class A	3.8%
IHS Markit Ltd.	2.9%
Veoneer, Inc.	2.7%
Great Western Bancorp, Inc.	2.6%
Shaw Communications, Inc., Class B	2.5%

S&P Merger Arbitrage
Index – Composition

% of Index
Industrials	18.7%
Real Estate	14.8%
Health Care	14.8%
Information Technology	14.6%
Utilities	10.4%
Consumer Discretionary	7.5%
Materials	7.3%
Financials	4.8%
Communication Services	3.8%
Consumer Staples	3.5%
Energy	(0.2%)

Regional Exposure

% of Index
United States	77.4%
Australia	8.2%
France	5.6%
Canada	3.1%
Italy	2.9%
United Kingdom	2.8%

ProShares Morningstar Alternatives Solution ETF (Ticker: ALTS)

ProShares Morningstar Alternatives Solution ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Morningstar® Diversified AlternativesSM Index (the "Index"). The Index seeks to provide diversified exposure to alternative asset classes. The Index consists of a comprehensive set of exchange-traded funds in the ProShares lineup that employ alternative and non-traditional strategies such as long/short, market neutral, managed futures, hedge-fund replication, private equity, infrastructure- or inflation-related investments.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Exchange Traded Funds	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
ProShares DJ Brookfield Global Infrastructure ETF	20.9%
ProShares Merger ETF	19.3%
ProShares Hedge Replication ETF	19.0%
ProShares Global Listed Private Equity ETF	13.4%
ProShares Inflation Expectations ETF	10.4%

Morningstar Diversified
Alternatives Index – Composition

Strategy	% of Index
Infrastructure	20.9%
Merger	19.4%
Hedge Fund Replication	19.0%
Private Equity	13.4%
Inflation	10.4%
Long/Short	9.0%
Managed Futures	7.9%

X :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)

ProShares MSCI EAFE Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sofina SA	1.6%
Unicharm Corp.	1.6%
TIS, Inc.	1.6%
APA Group	1.5%
DiaSorin SpA	1.5%

MSCI EAFE Dividend Masters
Index – Composition

% of Index
Industrials	20.0%
Health Care	15.0%
Consumer Staples	12.4%
Information Technology	10.3%
Materials	8.7%
Real Estate	8.5%
Consumer Discretionary	8.4%
Financials	7.7%
Utilities	7.5%
Energy	1.5%

MSCI EAFE Dividend Masters
Index – Country

% of Index
Japan	23.5%
United kingdom	17.0%
Switzerland	10.4%
Germany	9.5%
Others	8.3%
Hong Kong	7.3%
Denmark	7.1%
Netherlands	4.7%
Belgium	4.6%
France	4.5%
Spain	3.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XI

ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)

ProShares MSCI Emerging Markets Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	94%
Total Exposure	94%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Hartalega Holdings Bhd.	2.2%
Kweichow Moutai Co. Ltd., Class A	2.1%
Power Grid Corp. of India Ltd.	2.0%
Sinoma Science & Technology Co. Ltd., Class A	1.9%
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1.9%

MSCI Emerging Markets Dividend
Masters Index – Composition

% of Index
Financials	25.2%
Real Estate	18.7%
Health Care	10.7%
Consumer Staples	9.7%
Materials	9.4%
Consumer Discretionary	6.9%
Information Technology	5.9%
Industrials	5.8%
Utilities	4.5%
Energy	3.2%

MSCI Emerging Markets Dividend
Masters Index – Country

% of Index
China	38.8%
India	21.2%
Others	7.3%
Indonesia	6.3%
Russia	5.0%
Taiwan	4.2%
Philippines	4.1%
Kuwait	4.0%
Thailand	3.7%
South Africa	3.5%
Colombia	1.9%

XII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)

ProShares MSCI Europe Dividend Growers ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the "Index"). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index's weight, and no single country is allowed to comprise more than 50% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sofina SA	2.8%
DiaSorin SpA	2.8%
Croda International plc	2.7%
Enagas SA	2.7%
United Utilities Group plc	2.7%

MSCI Europe Dividend Masters
Index – Composition

% of Index
Industrials	21.2%
Health Care	21.1%
Information Technology	13.8%
Materials	13.5%
Consumer Staples	11.9%
Financials	9.7%
Utilities	4.7%
Real Estate	2.1%
Telecommunication Services	2.0%

MSCI Europe Dividend Masters
Index – Country

% of Index
United Kingdom	26.2%
Switzerland	16.0%
Germany	14.6%
Denmark	10.9%
Netherlands	7.2%
Belgium	7.0%
France	6.9%
Spain	4.8%
Italy	2.4%
Ireland	2.0%
Norway	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XIII

ProShares MSCI Transformational Changes ETF (Ticker: ANEW)

ProShares MSCI Transformational Changes ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the "Index"). The Index, constructed and maintained by MSCI (the "Index Provider"), selects companies which may benefit from transformational changes in how people work, take care of their health, and consume and connect — changes accelerated by COVID-19. The Index includes U.S., non-U.S. developed, and emerging market companies providing products or services associated with one or more of four Transformational Changes, as determined by the MSCI, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Moderna, Inc.	2.9%
Apple, Inc.	2.2%
NVIDIA Corp.	2.2%
Danaher Corp.	2.1%
Adobe, Inc.	2.1%

MSCI Global Transformational Changes
Index – Composition

% of Index
Information Technology	30.4%
Health Care	29.1%
Communication Services	12.6%
Consumer Discretionary	11.5%
Materials	9.3%
Consumer Staples	4.0%
Industrials	2.7%
Real Estate	0.4%

MSCI Global Transformational Changes
Index – Country

% of Index
United States	77.9%
China	6.6%
Switzerland	4.3%
Ireland	4.1%
Germany	3.4%
Taiwan	1.2%
Others	0.8%
Korea	0.5%
Singapore	0.5%
Netherlands	0.4%
Canada	0.3%

XIV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Nanotechnology ETF (Ticker: TINY)

ProShares Nanotechnology ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the "Index").The Index is constructed and maintained by Solactive AG (the "Index Provider"). The Index consists of companies that are listed on a stock exchange and meet certain market capitalization and liquidity requirements. The Index consists of companies focused on making or applying nanotechnology innovations that allow for improved products, processes, or techniques through control or measurement of material at nanoscale. The index includes companies exposed to nanotechnology through involvement in one or more of the following product or service areas; (i) Production of nanotechnology, which can be defined as the use of matter on an atomic and molecular level; (ii) Active in the fields of nanomedicine, nanomaterials, nanoelectronics, nanometrology or molecular nanotechnology; and (iii) Technologies that promote advances in or research related to nanotechnologies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Novavax, Inc.	5.9%
Advanced Micro Devices, Inc.	5.5%
Lam Research Corp.	5.1%
Onto Innovation, Inc.	5.0%
Tower Semiconductor Ltd.	4.7%

Solactive Nanotechnology
Index – Composition

% of Index
Information Technology	72.4%
Health Care	19.9%
Materials	5.3%
Industrials	2.4%

Solactive Nanotechnology
Index – Country

% of Index
United States	65.6%
Japan	7.0%
Israel	6.9%
Taiwan	4.3%
Netherlands	4.1%
Singapore	3.5%
Korea	3.2%
United Kingdom	3.2%
China	1.4%
Germany	0.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XV

ProShares Nasdaq-100 Dorsey Wright Momentum ETF (Ticker: QQQA)

ProShares Nasdaq-100 Dorsey Wright Momentum ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the "Index"). The Index, which is constructed and maintained by Dorsey, Wright & Associates, LLC ("Dorsey Wright"), consists of 21 securities from the Nasdaq-100 Index with the highest price momentum as determined by Dorsey Wright. The Nasdaq-100 includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Dorsey Wright ranks each stock in the Nasdaq-100 based on relative performance using its proprietary "Relative Strength" momentum measure. The 21 stocks ranked the highest at each reconstitution (January, April, July and October) are included in the Index and assigned equal weights. The weightings of each security in the Index may fluctuate between reconstitution dates.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	7.1%
Tesla, Inc.	6.6%
Intuit, Inc.	5.6%
Broadcom, Inc.	5.1%
Marvell Technology, Inc.	5.0%

Nasdaq-100 Dorsey Wright Momentum
Index – Composition

% of Index
Information Technology	41.4%
Health Care	22.7%
Consumer Discretionary	18.2%
Communication Services	12.9%
Industrials	4.8%

Nasdaq-100 Dorsey Wright Momentum
Index – Country

% of Index
United States	87.5%
Netherlands	4.9%
Australia	4.4%
China	3.2%

XVI :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares On-Demand ETF (Ticker: OND)

ProShares On-Demand ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet On-Demand Index (the "Index"). The Index is owned and administered by FactSet Research Systems, Inc. (the "Index Provider"). The Index consists of companies which provide on-demand platforms and services to consumers. The Index includes companies whose principal business is the provision of platforms and services for on-demand access to lifestyle needs including digital media, egaming, fitness, food delivery, ridesharing, or virtual reality experiences, as determined by the Index methodology. In order to be included in the Index, a company must be included in at least one of 15 FactSet® Revere Business Industry Classification System Sub-Industries ("RBICS Sub-Industries") that the Index Provider has identified as on-demand related. The 15 eligible RBICS Sub-Industries are Console Games Software, Fitness and Exercise Equipment, Food Delivery Services, General Entertainment Content Providers and Sites, Handheld and Smart Phone Games Software, Home and Office Virtual Reality Software, Media Download and Streaming Digital Content Sites, Mobile Platform Applications Software, Multi-Type Passenger Transportation (e.g., ride-sharing platforms), Online Game Websites and Software, Other Games Software, Other Media Equipment Manufacturing, Video Multimedia Semiconductors, Virtual Reality Design and Engineering Software and Virtual Reality Equipment.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Netflix, Inc.	7.3%
ROBLOX Corp., Class A	7.1%
DoorDash, Inc., Class A	7.0%
Spotify Technology SA	5.7%
Delivery Hero SE	5.5%

On-Demand Index – Composition

% of Index
Communication Services	65.2%
Consumer Discretionary	23.5%
Industrials	8.8%
Information Technology	2.5%

On-Demand Index – Country

% of Index
United States	55.6%
China	15.2%
Sweden	7.9%
Germany	5.5%
Japan	4.5%
Korea	3.9%
Netherlands	2.8%
Singapore	1.9%
France	1.7%
Poland	1.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XVII

ProShares Online Retail ETF (Ticker: ONLN)

ProShares Online Retail ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the ProShares Online Retail Index (the "Index"). The Index is constructed and maintained by Solactive AG. The Index is designed to measure the performance of publicly traded companies that principally sell online or through other non-store sales channels, such as through mobile or app purchases, rather than through "brick and mortar" store locations ("Online Retailers"). The Index includes U.S. and non-U.S. companies. To be included in the Index, an online retailer's securities must be listed on a U.S. stock exchange, must have a minimum market capitalization of $500 million and must meet certain liquidity requirements. Non-U.S. companies may not make up more than 25% of the Index. Companies are weighted in the Index using a modified market capitalization approach.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	24.6%
Alibaba Group Holding Ltd. (ADR)	10.4%
eBay, Inc.	4.6%
Sea Ltd. (ADR)	3.9%
JD.com, Inc. (ADR)	3.3%

ProShares Online Retail Index – Composition

% of Index
Consumer Discretionary	94.5%
Communication Services	3.2%
Health Care	2.1%
Consumer Staples	0.2%

ProShares Pet Care ETF (Ticker: PAWZ)

ProShares Pet Care ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FactSet Pet Care Index (the "Index"). The Index consists of U.S. and international companies that potentially stand to benefit from interest in, and resources spent on, pet ownership. The Fund intends to hold each security in approximately the same proportion as its weighting in the Index. The Index consists primarily of companies whose principal business is pet-care related (i.e., they derive significant revenue from pet care-related products or services), as determined in accordance with the Index methodology. The Index is owned and administered by FactSet Research Systems, Inc.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Zoetis, Inc.	11.0%
IDEXX Laboratories, Inc.	10.4%
Dechra Pharmaceuticals plc	9.1%
Chewy, Inc., Class A	7.7%
Freshpet, Inc.	5.8%

FactSet Pet Care Index – Composition

% of Index
Health Care	50.8%
Consumer Discretionary	24.5%
Consumer Staples	19.4%
Financials	5.3%

FactSet Pet Care Index – Country

% of Index
United States	66.9%
United Kingdom	15.7%
Switzerland	4.6%
Germany	4.3%
Sweden	2.9%
France	2.5%
Finland	1.3%
Brazil	1.1%
Japan	0.7%

XVIII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares RAFITM Long/Short (Ticker: RALS)

ProShares RAFITM Long/Short (the "Fund") seeks investment results, before fees and expenses, that track the performance of the FTSE RAFITM US 1000 Long/Short Total Return Index (the "Index"). The Index is constructed and maintained by FTSE International Limited. The Index allocates an equal dollar amount to both long and short equity positions each time that the Index rebalances. The long position of the index consists of the equity securities in the FTSE RAFI US 1000 Total Return Index (the "Long Index"), and the short position of the Index consists of short-positions in the securities included in the Russell 1000 Total Return Index. The Long Index is a "fundamental" index which uses non-price measures of company size (such as sales, dividends, cash flow or book value) to select and weight the securities in the Long Index. The Short Index is a capitalization weighted index. Capitalization-weighted indexes weight securities based on the price of the securities in the index and not fundamental factors. The Index leverages a theory that index weighting based on market capitalization (i.e., price) results in overweighting of overpriced securities and underweighting of underpriced securities.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements (Long)	6%
Swap Agreements (Short)	(97%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.4%
Microsoft Corp.	1.9%
JPMorgan Chase & Co.	1.7%
Exxon Mobil Corp.	1.6%
Wells Fargo & Co.	1.5%

FTSE RAFI US 1000 Long/Short
Total Return Index – Composition

% of Index
Financials	19.4%
Information Technology	14.0%
Health Care	11.8%
Consumer Discretionary	10.2%
Industrials	10.0%
Consumer Staples	8.0%
Communication Services	7.7%
Energy	7.1%
Utilities	4.4%
Real Estate	3.9%
Materials	3.5%

ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)

ProShares Russell 2000 Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 2000® Dividend Growth Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Federal Agricultural Mortgage Corp., Class C	1.4%
Materion Corp.	1.3%
BancFirst Corp.	1.3%
Andersons, Inc. (The)	1.3%
SpartanNash Co.	1.3%

Russell 2000 Dividend Growth
Index – Composition

% of Index
Financials	31.8%
Industrials	19.1%
Utilities	17.0%
Materials	11.4%
Consumer Staples	9.8%
Real Estate	3.6%
Health Care	3.1%
Communication Services	2.0%
Consumer Discretionary	1.1%
Information Technology	1.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XIX

ProShares Russell U.S. Dividend Growers ETF (Ticker: TMDV)

ProShares Russell U.S. Dividend Growers ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Russell 3000® Dividend Elite Index (the "Index"). The Index, constructed and maintained by FTSE International Limited, targets companies that are currently members of the Russell 3000 Index, which represents approximately 98% of the investable U.S. equity market, have increased dividend payments each year for at least 35 years and meet certain liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Lowe's Cos., Inc.	1.9%
Automatic Data Processing, Inc.	1.8%
RPM International, Inc.	1.8%
WW Grainger, Inc.	1.8%
National Fuel Gas Co.	1.8%

Russell 3000 Dividend Elite
Index – Composition

% of Index
Consumer Staples	22.7%
Industrials	18.5%
Utilities	13.6%
Materials	12.8%
Financials	12.5%
Consumer Discretionary	8.1%
Health Care	5.7%
Communication Services	2.7%
Information Technology	1.8%
Real Estate	1.6%

ProShares S&P 500® Bond ETF (Ticker: SPXB)

ProShares S&P 500® Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500®/MarketAxess® Investment Grade Corporate Bond Index (the "Index"). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index consists exclusively of investment grade bonds issued by companies in the S&P 500, the most widely used U.S. equity benchmark.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Corporate Bonds	99%
Total Exposure	99%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
General Electric Co., 4.35%, due 05/01/50	1.4%
Broadcom, Inc., 4.30%, due 11/15/32	1.2%
Goldman Sachs Group, Inc. (The), 3.85%, due 01/26/27	1.0%
Home Depot, Inc. (The), 5.88%, due 12/16/36	1.0%
Wells Fargo & Co., 3.30%, due 09/09/24	0.9%

S&P 500®/MarketAxess® Investment Grade Corporate Bond
Index – Composition

% of Index
Industrials	66.2%
Financials	22.1%
Utilities	11.7%

XX :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Dividend Aristocrats ETF (Ticker: NOBL)

ProShares S&P 500® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P 500® Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P 500®, have increased dividend payments each year for at least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index's weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
A O Smith Corp.	1.8%
Albemarle Corp.	1.8%
WW Grainger, Inc.	1.7%
Sherwin-Williams Co. (The)	1.7%
Lowe's Cos., Inc.	1.7%

S&P 500 Dividend Aristocrats
Index – Composition

% of Index
Industrials	20.0%
Consumer Staples	19.9%
Materials	12.7%
Financials	10.6%
Health Care	10.6%
Consumer Discretionary	9.2%
Utilities	4.7%
Real Estate	4.7%
Information Technology	3.2%
Energy	3.0%
Telecommunication Services	1.4%

ProShares S&P 500® Ex-Energy ETF (Ticker: SPXE)

ProShares S&P 500® Ex-Energy ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.9%
Microsoft Corp.	6.6%
Amazon.com, Inc.	4.1%
Tesla, Inc.	2.5%
Alphabet, Inc., Class A	2.3%

S&P 500 Ex-Energy Index – Composition

% of Index
Information Technology	30.2%
Consumer Discretionary	13.5%
Health Care	13.1%
Financials	11.1%
Telecommunication Services	10.7%
Industrials	8.0%
Consumer Staples	5.7%
Real Estate	2.7%
Materials	2.6%
Utilities	2.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXI

ProShares S&P 500® Ex-Financials ETF (Ticker: SPXN)

ProShares S&P 500® Ex-Financials ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Financials and Real Estate Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Financials and Real Estate Sectors. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.7%
Microsoft Corp.	7.4%
Amazon.com, Inc.	4.6%
Tesla, Inc.	2.8%
Alphabet, Inc., Class A	2.6%

S&P 500 Ex-Financials and Real Estate
Index – Composition

% of Index
Information Technology	33.9%
Consumer Discretionary	15.2%
Health Care	14.7%
Telecommunication Services	12.0%
Industrials	9.0%
Consumer Staples	6.5%
Energy	3.1%
Materials	2.9%
Utilities	2.7%

ProShares S&P 500® Ex-Health Care ETF (Ticker: SPXV)

ProShares S&P 500® Ex-Health Care ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Health Care Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Health Care Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.6%
Microsoft Corp.	7.3%
Amazon.com, Inc.	4.5%
Tesla, Inc.	2.7%
Alphabet, Inc., Class A	2.5%

S&P 500 Ex-Health Care
Index – Composition

% of Index
Information Technology	33.6%
Consumer Discretionary	15.1%
Financials	12.4%
Telecommunication Services	11.9%
Industrials	8.9%
Consumer Staples	6.4%
Energy	3.1%
Real Estate	3.0%
Materials	2.9%
Utilities	2.7%

XXII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P 500® Ex-Technology ETF (Ticker: SPXT)

ProShares S&P 500® Ex-Technology ETF (the "Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Information Technology Index (the "Index"). The Index seeks to provide exposure to the companies of the S&P 500® Index (the "S&P 500®") with the exception of those companies included in the Information Technology Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	5.6%
Tesla, Inc.	3.4%
Alphabet, Inc., Class A	3.1%
Alphabet, Inc., Class C	3.0%
Meta Platforms, Inc., Class A	2.8%

S&P 500 Ex-Information Technology
Index – Composition

% of Index
Consumer Discretionary	18.6%
Health Care	18.0%
Financials	15.4%
Telecommunication Services	14.7%
Industrials	11.0%
Consumer Staples	7.9%
Energy	3.8%
Real Estate	3.7%
Materials	3.5%
Utilities	3.4%

ProShares S&P Kensho Cleantech ETF (Ticker: CTEX)

ProShares S&P Kensho Cleantech ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Cleantech Index (the "Index"). The Index selects companies focused on building the technologies or products that enable the generation of clean energy, such as solar, wind, geothermal, hydrogen, and hydroelectric. The Index is constructed and maintained by S&P Dow Jones Indices LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Ocean Power Technologies, Inc.	4.0%
Tesla, Inc.	3.8%
Maxeon Solar Technologies Ltd.	3.8%
Eos Energy Enterprises, Inc.	3.6%
First Solar, Inc.	3.6%

S&P Kensho Cleantech
Index – Composition

% of Index
Industrials	42.3%
Information Technology	38.0%
Utilities	10.4%
Consumer Discretionary	6.6%
Materials	2.7%

S&P Kensho Cleantech
Index – Country

% of Index
United States	76.8%
China	10.6%
Canada	6.5%
Singapore	3.6%
India	2.5%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXIII

ProShares S&P Kensho Smart Factories ETF (Ticker: MAKX)

ProShares S&P Kensho Smart Factories ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P Kensho Smart Factories Index (the "Index"). The Index selects companies focused on building the technology empowering the digitalization of manufacturing activities. The Index is constructed and maintained by S&P Dow Jones Indices LLC.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Rockwell Automation, Inc.	6.2%
Aspen Technology, Inc.	5.7%
PTC, Inc.	5.7%
Emerson Electric Co.	5.7%
ABB Ltd. (ADR)	5.6%

S&P Kensho Cleantech
Index – Composition

% of Index
Information Technology	74.7%
Industrials	25.3%

S&P Kensho Cleantech
Index – Country

% of Index
United States	79.9%
Israel	7.0%
Switzerland	5.6%
China	4.0%
Germany	3.5%

ProShares S&P MidCap 400® Dividend Aristocrats ETF (Ticker: REGL)

ProShares S&P MidCap 400® Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400® Dividend Aristocrats Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400® Index, and have increased dividend payments each year for at least 15 years. The Index contains a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index weight.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
FactSet Research Systems, Inc.	2.1%
Nu Skin Enterprises, Inc., Class A	2.1%
Regal Rexnord Corp.	2.0%
RenaissanceRe Holdings Ltd.	2.0%
Silgan Holdings, Inc.	2.0%

S&P MidCap 400 Dividend Aristocrats
Index – Composition

% of Index
Financials	26.3%
Industrials	20.9%
Utilities	20.5%
Materials	11.7%
Consumer Staples	9.6%
Consumer Discretionary	3.7%
Real Estate	3.7%
Telecommunication Services	3.6%

XXIV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares S&P Technology Dividend Aristocrats ETF (Ticker: TDV)

ProShares S&P Technology Dividend Aristocrats ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the S&P® Technology Dividend Aristocrats® Index (the "Index"). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies from the U.S. technology sector and select U.S. technology-related companies from the communication services and consumer discretionary sectors. To be included in the Index, a company must have increased dividend payments each year for at least 7 years, its shares must be listed on a U.S. national securities exchange, and it must meet certain minimum liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
QUALCOMM, Inc.	3.7%
HP, Inc.	3.4%
KLA Corp.	3.4%
Intuit, Inc.	3.1%
Microchip Technology, Inc.	3.1%

S&P Technology Dividend Aristocrats
Index – Composition

% of Index
Information Technology	95.2%
Consumer Discretionary	2.8%
Telecommunication Services	2.0%

ProShares Short Term USD Emerging Markets Bond ETF (Ticker: EMSH)

ProShares Short Term USD Emerging Markets Bond ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the DBIQ Short Duration Emerging Market BondSM Index. (the "Index"). The Index is comprised of a diversified portfolio of USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. The Index is constructed and maintained by Deutsche Bank AG.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Fixed Income Securities	98%
Total Exposure	98%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Long-Term Fixed-Income Holdings

% of Net Assets
Republic of South Africa, 5.88%, due 09/16/25	4.1%
Kingdom of Saudi Arabia, 4.00%, due 04/17/25	4.0%
Republic of Turkey, 7.25%, due 12/23/23	3.9%
Federative Republic of Brazil, 8.88%, due 04/15/24	3.0%
Sinopec Group Overseas Development 2015 Ltd., 3.25%, due 04/28/25	2.9%

DBIQ Short Duration Emerging
Market Bond Index – Country

% of Index
Others	38.6%
China	10.3%
Indonesia	8.8%
Turkey	8.3%
Brazil	7.4%
Russian Federation	5.6%
Mexico	5.5%
Qatar	5.0%
United Arab Emirates	4.1%
Egypt	3.2%
Saudi Arabia	3.2%

DBIQ Short Duration Emerging
Market Bond Index – Composition

% of Index
Sovereign	68.2%
Quasi-Sovereign	20.8%
Semi-Sovereign	11.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXV

ProShares Smart Materials ETF (Ticker: TINT)

ProShares Smart Materials ETF (the "Fund") seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the "Index"). The Index selects companies focused on making or applying industrial innovations which allow for improved products, processes, or techniques through advanced, responsive, or intelligent materials. The Index is constructed and maintained by Solactive AG.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Sika AG (Registered)	5.3%
Applied Materials, Inc.	4.9%
Chemours Co. (The)	4.9%
Sherwin-Williams Co. (The)	4.8%
RPM International, Inc.	4.8%

Smart Materials Index – Composition

% of Index
Materials	66.9%
Information Technology	20.7%
Industrials	10.5%
Health Care	1.9%

Smart Materials Index – Country

% of Index
United States	52.7%
Korea	16.8%
France	8.5%
Japan	5.4%
Switzerland	5.3%
Belgium	4.3%
Netherlands	4.2%
Canada	2.8%

XXVI :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXVII

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2021.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2021.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Big Data Refiners ETF (a)
Actual	$1,000.00	$1,002.20	$0.99	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Bitcoin Strategy ETF (b)
Actual	$1,000.00	$915.90	$1.07	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Decline of the Retail Store ETF
Actual	$1,000.00	$891.30	$3.08	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
DJ Brookfield Global Infrastructure ETF
Actual	$1,000.00	$990.70	$2.25	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Equities for Rising Rates ETF
Actual	$1,000.00	$989.10	$1.75	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
Global Listed Private Equity ETF
Actual	$1,000.00	$1,010.50	$3.02	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Hedge Replication ETF
Actual	$1,000.00	$979.00	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
High Yield-Interest Rate Hedged
Actual	$1,000.00	$1,006.50	$2.51	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%

XXVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Inflation Expectations ETF
Actual	$1,000.00	$1,025.30	$1.52	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
Investment Grade-Interest Rate Hedged
Actual	$1,000.00	$985.40	$1.49	0.30%
Hypothetical	$1,000.00	$1,023.56	$1.52	0.30%
K-1 Free Crude Oil Strategy ETF
Actual	$1,000.00	$1,046.40	$3.49	0.68%
Hypothetical	$1,000.00	$1,021.66	$3.45	0.68%
Large Cap Core Plus
Actual	$1,000.00	$1,096.70	$2.37	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Long Online/Short Stores ETF
Actual	$1,000.00	$798.00	$2.93	0.65%
Hypothetical	$1,000.00	$1,021.81	$3.29	0.65%
Managed Futures Strategy ETF
Actual	$1,000.00	$976.20	$3.72	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Merger ETF
Actual	$1,000.00	$1,011.10	$3.78	0.75%
Hypothetical	$1,000.00	$1,021.31	$3.80	0.75%
Morningstar Alternatives Solution ETF (c)
Actual	$1,000.00	$987.10	$1.20	0.24%
Hypothetical	$1,000.00	$1,023.87	$1.22	0.24%
MSCI EAFE Dividend Growers ETF
Actual	$1,000.00	$994.40	$2.50	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
MSCI Emerging Markets Dividend Growers ETF
Actual	$1,000.00	$907.40	$2.87	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
MSCI Europe Dividend Growers ETF
Actual	$1,000.00	$1,022.10	$2.79	0.55%
Hypothetical	$1,000.00	$1,022.31	$2.79	0.55%
MSCI Transformational Changes ETF
Actual	$1,000.00	$1,035.30	$2.30	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Nanotechnology ETF (d)
Actual	$1,000.00	$1,081.50	$0.58	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Nasdaq-100 Dorsey Wright Momentum ETF
Actual	$1,000.00	$1,048.80	$2.98	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXIX

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
On-Demand ETF (d)
Actual	$1,000.00	$896.70	$0.55	0.60%
Hypothetical	$1,000.00	$1,022.06	$3.04	0.60%
Online Retail ETF
Actual	$1,000.00	$836.90	$2.67	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
Pet Care ETF
Actual	$1,000.00	$980.30	$2.48	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
RAFITM Long/Short
Actual	$1,000.00	$931.10	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Russell 2000 Dividend Growers ETF
Actual	$1,000.00	$947.20	$1.95	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
Russell U.S. Dividend Growers ETF
Actual	$1,000.00	$979.90	$1.74	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Bond ETF
Actual	$1,000.00	$1,023.80	$0.76	0.15%
Hypothetical	$1,000.00	$1,024.32	$0.76	0.15%
S&P 500® Dividend Aristocrats ETF
Actual	$1,000.00	$1,008.70	$1.76	0.35%
Hypothetical	$1,000.00	$1,023.31	$1.78	0.35%
S&P 500® Ex-Energy ETF
Actual	$1,000.00	$1,092.70	$1.42	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Financials ETF
Actual	$1,000.00	$1,103.40	$1.42	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Health Care ETF
Actual	$1,000.00	$1,097.50	$1.42	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P 500® Ex-Technology ETF
Actual	$1,000.00	$1,046.20	$1.38	0.27%
Hypothetical	$1,000.00	$1,023.71	$1.37	0.27%
S&P Kensho Cleantech ETF (a)
Actual	$1,000.00	$1,112.60	$1.04	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
S&P Kensho Smart Factories ETF (a)
Actual	$1,000.00	$1,001.60	$0.99	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%
XXX :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/2021	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
S&P MidCap 400® Dividend Aristocrats ETF
Actual	$1,000.00	$962.60	$1.97	0.40%
Hypothetical	$1,000.00	$1,023.06	$2.03	0.40%
S&P Technology Dividend Aristocrats ETF
Actual	$1,000.00	$1,092.60	$2.36	0.45%
Hypothetical	$1,000.00	$1,022.81	$2.28	0.45%
Short Term USD Emerging Markets Bond ETF
Actual	$1,000.00	$986.70	$2.49	0.50%
Hypothetical	$1,000.00	$1,022.56	$2.54	0.50%
Smart Materials ETF (d)
Actual	$1,000.00	$980.40	$0.55	0.58%
Hypothetical	$1,000.00	$1,022.16	$2.94	0.58%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(a)  The Fund commenced operations on September 29, 2021. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 62 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(b)  The Fund commenced operations on October 18, 2021. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 43 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

(c)  In addition to the fees and expenses which the Morningstar Alternatives Solution ETF bears directly, the Fund indirectly bears a pro-rata share of the fees and expenses of the underlying ProShares ETFs in which the Fund invests. The Fund's Annualized Expense Ratio During the Period disclosed in the table above reflects only the direct expenses of the Fund. If the Fund's Annualized Expense Ratio During the Period included such indirect expenses, known as Acquired Fund Fees and Expenses, it would have been 0.95% for both the Actual and Hypothetical Expense Examples.

(d)  The Fund commenced operations on October 26, 2021. Actual Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 35 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund's annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half year period).

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XXXI

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SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 1

Investments	Shares	Value
Common Stocks — 99.9%
Commercial Services & Supplies — 0.4%
Sato Holdings Corp.	688	$12,940
Communications Equipment — 1.9%
NetScout Systems, Inc.*	1,908	57,049
Diversified Consumer Services — 1.5%
2U, Inc.*	1,927	45,843
Electronic Equipment, Instruments & Components — 4.8%
Zebra Technologies Corp., Class A*	248	146,018
IT Services — 13.4%
Appen Ltd.	2,997	20,488
MongoDB, Inc.*	405	201,731
Snowflake, Inc., Class A*	528	179,599
		401,818
Professional Services — 0.4%
Meltwater Holding BV*	4,092	11,763
Software — 77.5%
Alteryx, Inc., Class A*	1,558	103,560
CommVault Systems, Inc.*	1,192	74,953
Datadog, Inc., Class A*	1,446	257,807
Datto Holding Corp.*	704	16,516
Domo, Inc., Class B*	747	54,046
Dynatrace, Inc.*	2,510	157,754
Elastic NV*	977	151,884
Five9, Inc.*	820	116,711
InterDigital, Inc.	812	55,143
LiveChat Software SA	456	13,700
Investments	Shares	Value
Common Stocks (continued)
LivePerson, Inc.*	1,705	$65,915
MicroStrategy, Inc., Class A*	209	150,779
New Relic, Inc.*	1,483	164,361
Nice Ltd., ADR*	592	172,852
Nutanix, Inc., Class A*	3,819	126,867
Palantir Technologies, Inc., Class A*	5,320	109,858
Splunk, Inc.*	1,137	137,577
Sumo Logic, Inc.*	1,581	22,355
Teradata Corp.*	2,624	113,934
Tyler Technologies, Inc.*	317	164,517
Zendesk, Inc.*	963	98,332
		2,329,421
Total Common Stocks (Cost $2,999,147)		3,004,852
Total Investments — 99.9% (Cost $2,999,147)		3,004,852
Other assets less liabilities — 0.1%		1,804
Net Assets — 100.0%		$3,006,656

*  Non-income producing security.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$245,313
Aggregate gross unrealized depreciation	(239,608)
Net unrealized appreciation	$5,705
Federal income tax cost	$2,999,147

Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	92.2%
Israel	5.7%
Australia	0.7%
Poland	0.5%
Japan	0.4%
Netherlands	0.4%
Other[a]	0.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

2 :: DAT BIG DATA REFINERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 92.0%
U.S. Treasury Obligations — 92.0%
U.S. Treasury Bills
0.05%, 1/27/2022 (a)	$19,000,000	$18,998,721
0.05%, 5/19/2022 (a)(b)	1,000,000,000	999,608,800
0.07%, 7/14/2022 (a)(b)	300,000,000	299,793,283
Total U.S. Treasury Obligations (Cost $1,318,625,814)		1,318,400,804
Total Investments — 92.0% (Cost $1,318,625,814)		1,318,400,804
Reverse Repurchase Agreements (c) — (87.0%)		(1,246,931,639)
Other assets less liabilities — 95.0%		1,362,147,517
Net Assets — 100.0%		$1,433,616,682

(a)  The rate shown was the current yield as of November 30, 2021.

(b)  The security or a portion of this security has been pledged as collateral for reverse repurchase agreements at November 30, 2021. The total value of securities pledged as collateral is $1,246,931,639.

(c)  The fund invests in Reverse Repurchase Agreements. See "Reverse Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93
Aggregate gross unrealized depreciation	(24,235,651)
Net unrealized depreciation	$(24,235,558)
Federal income tax cost	$1,318,625,814

Futures Contracts Purchased

Bitcoin Strategy ETF had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
CME Bitcoin Futures	3,803	12/31/2021	USD	$1,098,686,700	$(22,959,632)
CME Bitcoin Futures	1,147	1/28/2022	USD	333,547,600	(1,050,916)
					$(24,010,548)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: BITCOIN STRATEGY ETF BITO :: 3

Investments	Principal Amount	Value
Short-Term Investments — 74.4%
Repurchase Agreements (a) — 74.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,378,171 (Cost $4,378,168)	$4,378,168	$4,378,168
Total Investments — 74.4% (Cost $4,378,168)		4,378,168
Other assets less liabilities — 25.6%		1,503,713
Net Assets — 100.0%		$5,881,881

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$147,281
Aggregate gross unrealized depreciation	(13,455)
Net unrealized appreciation	$133,826
Federal income tax cost	$4,378,168

Swap Agreementsa

Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,652,105)	3/7/2023	Goldman Sachs International	0.93%	Solactive- ProShares Bricks and Mortar Retail Store Index	86,404	—	—	86,404
(2,007,702)	3/7/2023	Societe Generale	0.68%	Solactive- ProShares Bricks and Mortar Retail Store Index	60,877	—	—	60,877
(213,807)	11/7/2022	UBS AG	0.18%	Solactive- ProShares Bricks and Mortar Retail Store Index	(13,455)	—	13,455	—
(5,873,614)					133,826
				Total Unrealized Appreciation	147,281
				Total Unrealized Depreciation	(13,455)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

4 :: EMTY DECLINE OF THE RETAIL STORE ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 91.8%
Construction & Engineering — 5.1%
Ferrovial SA	54,600	$1,520,801
Vinci SA	56,531	5,363,594
		6,884,395
Diversified Telecommunication Services — 3.5%
Cellnex Telecom SA (a)	62,042	3,661,630
China Tower Corp. Ltd., Class H (a)	4,718,327	599,018
Helios Towers plc*	44,304	96,750
Infrastrutture Wireless Italiane SpA (a)	38,601	443,684
		4,801,082
Electric Utilities — 9.5%
AusNet Services Ltd.	208,008	376,627
Edison International	36,825	2,403,936
Elia Group SA/NV (b)	3,589	447,324
Eversource Energy	33,327	2,741,812
Fjordkraft Holding ASA (a)	10,329	49,244
Fortis, Inc. (b)	51,231	2,216,153
Hydro One Ltd. (a)	32,875	803,700
PG&E Corp.*	146,329	1,738,389
Red Electrica Corp. SA	46,633	990,828
Terna — Rete Elettrica Nazionale	152,974	1,140,856
		12,908,869
Equity Real Estate Investment Trusts (REITs) — 16.8%
American Tower Corp.	44,141	11,586,130
Crown Castle International Corp.	41,916	7,614,041
SBA Communications Corp.	10,625	3,652,875
		22,853,046
Gas Utilities — 10.0%
APA Group	128,157	870,629
Atmos Energy Corp.	12,684	1,145,619
Beijing Enterprises Holdings Ltd.	50,729	171,417
Brookfield Infrastructure Corp., Class A	3,798	224,804
Chesapeake Utilities Corp.	1,789	227,847
China Gas Holdings Ltd.	265,881	478,027
China Resources Gas Group Ltd.	98,119	507,707
Enagas SA	27,043	616,150
ENN Energy Holdings Ltd.	81,930	1,538,157
Hong Kong & China Gas Co. Ltd.	1,171,333	1,748,438
Italgas SpA	51,864	327,504
Kunlun Energy Co. Ltd.	421,303	396,559
National Fuel Gas Co.	8,858	512,081
Naturgy Energy Group SA	35,843	987,784
New Jersey Resources Corp.	9,358	344,187
Northwest Natural Holding Co.	2,999	129,317
ONE Gas, Inc.	5,167	335,028
Snam SpA	222,897	1,257,365
Investments	Shares	Value
Common Stocks (continued)
Southwest Gas Holdings, Inc.	5,676	$373,537
Spire, Inc.	5,011	299,908
Toho Gas Co. Ltd.	10,592	300,326
Tokyo Gas Co. Ltd.	44,547	766,523
Towngas China Co. Ltd.*	99,774	67,685
		13,626,599
Media — 0.4%
Eutelsat Communications SA	17,724	224,626
RAI Way SpA (a)	10,025	57,415
SES SA, Receipts	41,109	321,317
		603,358
Multi-Utilities — 10.9%
ACEA SpA	4,458	90,398
CenterPoint Energy, Inc.	57,500	1,489,825
Consolidated Edison, Inc.	34,272	2,660,878
National Grid plc	421,444	5,641,987
NiSource, Inc.	38,029	932,091
NorthWestern Corp.	4,912	271,634
Sempra Energy	30,969	3,712,254
Unitil Corp.	1,545	64,025
		14,863,092
Oil, Gas & Consumable Fuels — 21.3%
Antero Midstream Corp.	31,455	305,428
Cheniere Energy, Inc.	22,874	2,397,424
Enbridge, Inc.	220,245	8,263,606
EnLink Midstream LLC*	26,222	170,705
Gibson Energy, Inc.	15,907	287,769
Keyera Corp. (b)	23,807	522,936
Kinder Morgan, Inc.	189,040	2,922,558
Koninklijke Vopak NV	6,920	263,378
ONEOK, Inc.	43,222	2,586,404
Pembina Pipeline Corp.	59,802	1,769,553
Plains GP Holdings LP, Class A*	18,776	187,760
Targa Resources Corp.	22,176	1,144,947
TC Energy Corp.	106,462	4,993,701
Williams Cos., Inc. (The)	117,830	3,156,666
		28,972,835
Transportation Infrastructure — 8.5%
Aena SME SA*(a)	7,991	1,173,606
Aeroports de Paris*	2,759	322,598
Atlantia SpA*	54,707	1,000,757
Atlas Arteria Ltd.	104,180	481,978
Auckland International Airport Ltd.*(b)	131,166	707,214
Beijing Capital International Airport Co. Ltd., Class H*(b)	187,070	108,912
China Merchants Port Holdings Co. Ltd.	140,006	215,808
COSCO SHIPPING Ports Ltd.	169,309	133,094
Flughafen Zurich AG (Registered)*(b)	2,059	343,372

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 5

Investments	Shares	Value
Common Stocks (continued)
Fraport AG Frankfurt Airport Services Worldwide*(b)	3,873	$242,107
Getlink SE	47,202	698,590
Grupo Aeroportuario del Centro Norte SAB de CV, ADR*	3,689	167,075
Grupo Aeroportuario del Pacifico SAB de CV, ADR*	3,839	443,405
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,127	388,709
Hainan Meilan International Airport Co. Ltd.*(b)	13,356	43,589
Hamburger Hafen und Logistik AG	2,180	48,136
Hutchison Port Holdings Trust	531,215	119,523
Japan Airport Terminal Co. Ltd.*	10,114	447,384
Jiangsu Expressway Co. Ltd., Class H	122,377	118,956
Shenzhen Expressway Co. Ltd., Class H	69,608	64,984
Sydney Airport*	143,638	849,857
Transurban Group	330,775	3,220,932
Westshore Terminals Investment Corp.	4,283	87,642
Yuexiu Transport Infrastructure Ltd.	93,832	58,239
Zhejiang Expressway Co. Ltd., Class H (b)	143,690	135,435
		11,621,902
Water Utilities — 5.8%
American States Water Co.	3,590	338,106
American Water Works Co., Inc.	17,602	2,967,169
Beijing Enterprises Water Group Ltd. (b)	509,534	190,144
California Water Service Group	5,084	320,343
China Water Affairs Group Ltd.	84,257	96,812
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	36,824	221,681
Essential Utilities, Inc.	21,668	1,024,246
Pennon Group plc	30,295	493,563
Severn Trent plc	27,512	1,055,975
SJW Group	2,693	181,374
United Utilities Group plc	74,071	1,068,349
		7,957,762
Total Common Stocks (Cost $123,331,802)		125,092,940
Master Limited Partnerships — 7.3%
Multi-Utilities — 0.6%
Brookfield Infrastructure Partners LP	15,606	886,733
Oil, Gas & Consumable Fuels — 6.7%
BP Midstream Partners LP	4,473	57,567
Cheniere Energy Partners LP	4,681	197,585
Investments	Shares	Value
Master Limited Partnerships (continued)
Crestwood Equity Partners LP	5,599	$143,110
DCP Midstream LP	8,902	234,390
Energy Transfer LP	225,600	1,899,552
Enterprise Products Partners LP	144,109	3,082,491
Genesis Energy LP	11,017	111,162
Holly Energy Partners LP	4,651	77,951
Magellan Midstream Partners LP	21,636	1,003,478
MPLX LP	36,778	1,077,963
NuStar Energy LP	10,048	140,672
Phillips 66 Partners LP	5,784	199,201
Plains All American Pipeline LP	44,240	411,432
Shell Midstream Partners LP	11,911	135,785
Western Midstream Partners LP	19,212	369,447
		9,141,786
Total Master Limited Partnerships (Cost $13,273,062)		10,028,519
Closed End Funds — 0.6%
Capital Markets — 0.6%
3i Infrastructure plc	65,562	298,204
Hicl Infrastructure plc	210,384	470,624
Total Closed End Funds (Cost $720,338)		768,828
Securities Lending Reinvestments (c) — 0.4%
Investment Companies — 0.4%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $549,875)	549,875	549,875
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $232,202 (Cost $232,202)	$232,202	232,202
Total Investments — 100.3% (Cost $138,107,279)		136,672,364
Liabilities in excess of other assets — (0.3%)		(385,144)
Net Assets — 100.0%		$136,287,220

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See accompanying notes to the financial statements.

6 :: TOLZ DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,190,962, collateralized in the form of cash with a value of $549,875 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $772,617 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.25%, and maturity dates ranging from December 9, 2021 - February 15, 2051. The total value of collateral is $1,322,492.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $549,875.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,668,724
Aggregate gross unrealized depreciation	(10,366,270)
Net unrealized depreciation	$(1,697,546)
Federal income tax cost	$138,369,910

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	50.8%
Canada	14.7%
United Kingdom	6.7%
Spain	6.6%
France	4.8%
Australia	4.3%
Hong Kong	3.5%
Italy	3.2%
China	1.4%
Japan	1.1%
Mexico	0.6%
New Zealand	0.5%
Belgium	0.3%
Switzerland	0.3%
Luxembourg	0.2%
Germany	0.2%
Netherlands	0.2%
Brazil	0.2%
Singapore	0.1%
Norway	0.0%*
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF TOLZ :: 7

Investments	Shares	Value
Common Stocks — 99.6%
Aerospace & Defense — 1.5%
Textron, Inc.	2,144	$151,795
Banks — 21.1%
Bank of America Corp.	7,233	321,652
Citizens Financial Group, Inc.	6,724	317,844
Huntington Bancshares, Inc.	20,073	297,883
JPMorgan Chase & Co.	1,868	296,694
M&T Bank Corp.	2,128	311,986
PNC Financial Services Group, Inc. (The)	1,568	308,896
Truist Financial Corp.	5,256	311,733
		2,166,688
Capital Markets — 9.2%
Charles Schwab Corp. (The)	4,033	312,114
Raymond James Financial, Inc.	3,271	321,507
State Street Corp.	3,558	316,555
		950,176
Chemicals — 11.8%
Albemarle Corp.	896	238,775
Celanese Corp.	1,331	201,460
Eastman Chemical Co.	1,989	207,433
International Flavors & Fragrances, Inc.	1,531	217,663
LyondellBasell Industries NV, Class A	2,184	190,292
PPG Industries, Inc.	1,025	158,024
		1,213,647
Communications Equipment — 4.3%
Arista Networks, Inc.*	1,121	139,071
Cisco Systems, Inc.	1,794	98,383
Motorola Solutions, Inc.	422	106,842
Ubiquiti, Inc.	335	100,262
		444,558
Consumer Finance — 3.9%
American Express Co.	867	132,044
Capital One Financial Corp.	916	128,726
Synchrony Financial	3,034	135,893
		396,663
Containers & Packaging — 3.4%
Avery Dennison Corp.	937	192,151
International Paper Co.	3,564	162,233
		354,384
Diversified Telecommunication Services — 1.7%
AT&T, Inc.	3,747	85,544
Verizon Communications, Inc.	1,869	93,955
		179,499
Investments	Shares	Value
Common Stocks (continued)
Electrical Equipment — 1.5%
Eaton Corp. plc	978	$158,495
Energy Equipment & Services — 2.4%
Schlumberger NV	8,755	251,093
Entertainment — 0.7%
Roku, Inc.*	317	72,152
IT Services — 1.2%
FleetCor Technologies, Inc.*	571	118,271
Machinery — 3.0%
Parker-Hannifin Corp.	529	159,790
Westinghouse Air Brake Technologies Corp.	1,704	151,264
		311,054
Media — 1.7%
Comcast Corp., Class A	1,807	90,314
Liberty Broadband Corp., Class C*	577	89,348
		179,662
Metals & Mining — 4.4%
Freeport-McMoRan, Inc.	6,305	233,790
Nucor Corp.	2,013	213,901
		447,691
Oil, Gas & Consumable Fuels — 23.4%
Devon Energy Corp.	7,678	322,937
Exxon Mobil Corp.	4,411	263,954
Hess Corp.	3,371	251,207
Marathon Petroleum Corp.	4,104	249,728
Occidental Petroleum Corp.	9,044	268,154
ONEOK, Inc.	4,421	264,553
Phillips 66	3,732	258,142
Pioneer Natural Resources Co.	1,568	279,606
Valero Energy Corp.	3,756	251,427
		2,409,708
Trading Companies & Distributors — 3.6%
Fastenal Co. (a)	3,755	222,183
United Rentals, Inc.*	427	144,642
		366,825
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	785	85,416
Total Common Stocks (Cost $9,714,746)		10,257,777

See accompanying notes to the financial statements.

8 :: EQRR EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $6,233 (Cost $6,233)	$6,233	$6,233
Total Investments — 99.7% (Cost $9,720,979)		10,264,010
Other assets less liabilities — 0.3%		27,825
Net Assets — 100.0%		$10,291,835

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $168,635, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 6.88%, and maturity dates ranging from December 31, 2021 - May 15, 2051. The total value of collateral is $180,357.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$814,191
Aggregate gross unrealized depreciation	(277,157)
Net unrealized appreciation	$537,034
Federal income tax cost	$9,726,976

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF EQRR :: 9

Investments	Shares	Value
Common Stocks — 87.0%
Capital Markets — 68.9%
3i Group plc	144,219	$2,660,322
Apollo Investment Corp.	22,387	293,941
Ares Capital Corp.	118,378	2,398,338
AURELIUS Equity Opportunities SE & Co. KGaA	10,274	306,208
BlackRock TCP Capital Corp.	19,853	265,038
FS KKR Capital Corp.	90,071	1,884,285
Gimv NV	6,861	413,174
Goldman Sachs BDC, Inc.	32,893	619,375
Golub Capital BDC, Inc.	54,412	825,430
Hercules Capital, Inc.	38,385	631,050
IP Group plc	359,520	551,778
Main Street Capital Corp.	22,366	993,945
Molten Ventures plc*	44,803	551,168
New Mountain Finance Corp.	30,078	405,752
Oaktree Specialty Lending Corp.	53,305	392,325
Onex Corp.	15,475	1,124,420
Prospect Capital Corp.	97,237	830,404
Ratos AB, Class B	71,725	420,461
Sixth Street Specialty Lending, Inc.	25,101	598,659
SLR Investment Corp.	13,636	259,766
VNV Global AB*	36,495	447,307
		16,873,146
Diversified Financial Services — 18.1%
Eurazeo SE	11,707	960,584
Kinnevik AB, Class B*(a)	70,637	2,527,983
Wendel SE	8,141	933,427
		4,421,994
Total Common Stocks (Cost $19,556,488)		21,295,140
Closed End Funds — 10.3%
Capital Markets — 10.3%
Apax Global Alpha Ltd. (b)	143,810	406,428
HBM Healthcare Investments AG Class A	1,997	748,290
HgCapital Trust plc	133,224	738,846
Oakley Capital Investments Ltd.	58,357	292,209
Princess Private Equity Holding Ltd.	22,478	341,597
Total Closed End Funds (Cost $1,499,276)		2,527,370
Master Limited Partnerships — 2.3%
Diversified Financial Services — 2.3%
Compass Diversified Holdings (Cost $350,366)	18,924	545,200
Investments	Shares	Value
Securities Lending Reinvestments (c) — 5.2%
Investment Companies — 5.2%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,271,126)	1,271,126	$1,271,126
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (d) — 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $78,967 (Cost $78,967)	$78,967	78,967
Total Investments — 105.1% (Cost $22,756,223)		25,717,803
Liabilities in excess of other assets — (5.1%)		(1,239,764)
Net Assets — 100.0%		$24,478,039

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,197,443, collateralized in the form of cash with a value of $1,271,126 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $1,271,126.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,959,199
Aggregate gross unrealized depreciation	(1,044,973)
Net unrealized appreciation	$2,914,226
Federal income tax cost	$22,803,577

See accompanying notes to the financial statements.

10 :: PEX GLOBAL LISTED PRIVATE EQUITY ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	44.7%
United Kingdom	22.6%
Sweden	13.9%
France	7.7%
Canada	4.6%
Switzerland	3.1%
Belgium	1.7%
Germany	1.3%
Other[a]	0.4%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF PEX :: 11

	Percentage of Net Assets	Shares	Value
Common Stocks — 23.8%
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	0.0%	124	$22,260
AMC Entertainment Holdings, Inc., Class A*(a) (Entertainment)	0.2%	1,878	63,739
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.0%	180	20,522
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.1%	374	26,199
Asana, Inc., Class A* (Software)	0.1%	268	27,859
ASGN, Inc.* (Professional Services)	0.0%	183	22,267
Avis Budget Group, Inc.* (Road & Rail)	0.1%	171	46,955
Biohaven Pharmaceutical Holding Co. Ltd.* (Biotechnology)	0.0%	201	22,560
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.1%	502	33,207
Blackline, Inc.* (Software)	0.0%	192	21,130
Blueprint Medicines Corp.* (Biotechnology)	0.0%	214	20,587
Chart Industries, Inc.* (Machinery)	0.0%	130	22,691
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	0.1%	383	22,804
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.1%	229	37,561
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	146	29,740
EMCOR Group, Inc. (Construction & Engineering)	0.1%	191	22,794
Exponent, Inc. (Professional Services)	0.0%	183	21,320
First Financial Bankshares, Inc. (Banks)	0.1%	470	23,462
Fox Factory Holding Corp.* (Auto Components)	0.1%	157	27,596
Glacier Bancorp, Inc. (Banks)	0.0%	398	21,611
Helen of Troy Ltd.* (Household Durables)	0.0%	92	22,126
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	389	24,324
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	90	23,115
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Inspire Medical Systems, Inc.* (Health Care Technology)	0.1%	105	$23,443
Intellia Therapeutics, Inc.* (Biotechnology)	0.1%	247	28,407
KBR, Inc. (Professional Services)	0.1%	522	22,968
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	496	37,661
Macy's, Inc. (Multiline Retail)	0.1%	1,135	32,348
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.0%	97	20,119
MicroStrategy, Inc., Class A* (Software)	0.1%	36	25,972
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.0%	126	20,343
Omnicell, Inc.* (Health Care Technology)	0.1%	161	28,497
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	0.1%	951	33,057
Performance Food Group Co.* (Food & Staples Retailing)	0.0%	551	22,211
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.0%	221	22,107
Rapid7, Inc.*(a) (Software)	0.1%	200	24,812
RBC Bearings, Inc.* (Machinery)	0.0%	109	21,548
Saia, Inc.* (Road & Rail)	0.1%	104	34,443
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	0.0%	351	22,436
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	0.0%	243	20,818
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.0%	119	21,449
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	166	32,581
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.1%	587	25,581
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	0.1%	126	35,562
Tenet Healthcare Corp.* (Health Care Providers & Services)	0.1%	379	27,618
Tetra Tech, Inc. (Commercial Services & Supplies)	0.1%	193	35,643

See accompanying notes to the financial statements.

12 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.0%	250	$20,735
WESCO International, Inc.* (Trading Companies & Distributors)	0.0%	167	20,730
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	0.1%	762	29,025
Workiva, Inc.* (Software)	0.0%	160	22,315
Other Common Stocks (a)	20.8%	391,679	9,190,626
Total Common Stocks (Cost $9,845,271)			10,529,484
		No. of Rights
Rights — 0.0%
Contra Aduro Biotech I, CVR*(b)(c)	0.0%	39	—
Tobira Therapeutics, Inc., CVR*(b)(c)	0.0%	10	—
Total Rights (Cost $117)			—
		Shares
Securities Lending Reinvestments (d) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $31,495)	0.1%	31,495	31,495
		Principal Amount
Short-Term Investments — 76.2%
Repurchase Agreements (e) — 11.5%

Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $5,097,315 (Cost $5,097,312)	$5,097,312	5,097,312
U.S. Treasury Obligations — 64.7%
U.S. Treasury Bills 0.04%, 2/3/2022 (f) (Cost $28,567,725)	28,570,000	28,567,786
Total Short-Term Investments (Cost $33,665,037)		33,665,098
Total Investments — 100.1% (Cost $43,541,920)		44,226,077
Liabilities in excess of other assets — (0.1%)		(54,552)
Net Assets — 100.0%		$44,171,525

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $118,010, collateralized in the form of cash with a value of $31,495 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $95,747 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $127,242.

(b)  Illiquid security.

(c)  Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $31,495.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)  The rate shown was the current yield as of November 30, 2021.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,327,505
Aggregate gross unrealized depreciation	(1,305,268)
Net unrealized appreciation	$22,237
Federal income tax cost	$43,716,758

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 13

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro	50	12/13/2021	USD	$3,544,688	$(101,037)

Swap Agreementsa

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
68,166	4/10/2023	Credit Suisse International	0.52%	Russell 2000® Total Return Index	(7,518)
675,916	4/10/2023	Credit Suisse International	0.67%	S&P 500® Total Return Index	(16,167)
937,624	4/10/2023	Credit Suisse International	0.37%	iShares® MSCI Emerging Markets ETF[f]	(49,189)
1,681,706					(72,874)	—	72,874	—
288,316	4/10/2023	Morgan Stanley & Co. International plc	0.32%	iShares® MSCI Emerging Markets ETF[f]	(12,698)	—	12,698	—
492,556	3/7/2023	Societe Generale	0.42%	Russell 2000® Total Return Index	(54,289)
511,082	3/7/2023	Societe Generale	0.57%	iShares® MSCI EAFE ETF[f]	(33,317)
662,215	3/7/2023	Societe Generale	0.47%	S&P 500® Total Return Index	(18,945)
1,408,223	3/7/2023	Societe Generale	(0.18)%	iShares® MSCI Emerging Markets ETF[f]	(73,378)
3,074,076					(179,929)	—	40,000	(139,929)
212,599	1/8/2024	UBS AG	0.27%	iShares® MSCI EAFE ETF[f]	(11,836)
646,480	3/7/2023	UBS AG	0.07%	Russell 2000® Total Return Index	(71,101)
885,203	11/6/2023	UBS AG	(0.13)%	iShares® MSCI Emerging Markets ETF[f]	(37,607)
1,744,282					(120,544)	—	120,544	—
6,788,380					(386,045)
				Total Unrealized Depreciation	(386,045)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

14 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD  U.S. Dollar

Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	0.1%
Air Freight & Logistics	0.1%
Airlines	0.1%
Auto Components	0.3%
Automobiles	0.1%
Banks	2.0%
Beverages	0.1%
Biotechnology	2.1%
Building Products	0.3%
Capital Markets	0.4%
Chemicals	0.5%
Commercial Services & Supplies	0.4%
Communications Equipment	0.2%
Construction & Engineering	0.4%
Construction Materials	0.0%*
Consumer Finance	0.2%
Containers & Packaging	0.1%
Distributors	0.0%*
Diversified Consumer Services	0.1%
Diversified Financial Services	0.0%*
Diversified Telecommunication Services	0.1%
Electric Utilities	0.1%
Electrical Equipment	0.3%
Electronic Equipment, Instruments & Components	0.5%
Energy Equipment & Services	0.2%
Entertainment	0.2%
Equity Real Estate Investment Trusts (REITs)	1.5%
Food & Staples Retailing	0.2%
Food Products	0.2%
Gas Utilities	0.2%
Health Care Equipment & Supplies	0.8%
Health Care Providers & Services	0.7%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	0.5%
Household Durables	0.5%
Household Products	0.1%
Independent Power and Renewable Electricity Producers	0.1%
Insurance	0.5%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.1%
IT Services	0.4%
Leisure Products	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: HEDGE REPLICATION ETF HDG :: 15

Life Sciences Tools & Services	0.2%
Machinery	0.9%
Marine	0.0%*
Media	0.3%
Metals & Mining	0.3%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.1%
Multi-Utilities	0.1%
Oil, Gas & Consumable Fuels	0.9%
Paper & Forest Products	0.0%*
Personal Products	0.1%
Pharmaceuticals	0.3%
Professional Services	0.4%
Real Estate Management & Development	0.2%
Road & Rail	0.3%
Semiconductors & Semiconductor Equipment	0.9%
Software	1.5%
Specialty Retail	0.6%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	0.2%
Thrifts & Mortgage Finance	0.4%
Tobacco	0.0%*
Trading Companies & Distributors	0.4%
Water Utilities	0.1%
Wireless Telecommunication Services	0.0%*
Other[a]	76.2%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

16 :: HDG HEDGE REPLICATION ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 95.5%
Aerospace & Defense — 3.2%
Bombardier, Inc.
7.88%, 4/15/2027 (a)(b)	$1,331,000	$1,369,625
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (b)	380,000	397,575
TransDigm, Inc.
6.25%, 3/15/2026 (b)	2,185,000	2,266,937
5.50%, 11/15/2027	542,000	547,024
		4,581,161
Airlines — 3.8%
American Airlines, Inc.
5.50%, 4/20/2026 (b)	1,962,000	2,003,692
5.75%, 4/20/2029 (b)	1,091,000	1,137,788
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (b)	1,097,000	1,124,425
United Airlines, Inc.
4.63%, 4/15/2029 (b)	1,277,000	1,269,542
		5,535,447
Auto Components — 1.3%
Allison Transmission, Inc.
3.75%, 1/30/2031 (b)	597,000	570,881
Clarios Global LP
8.50%, 5/15/2027 (b)	726,000	764,115
Icahn Enterprises LP
6.25%, 5/15/2026	537,000	551,768
		1,886,764
Automobiles — 0.4%
Ford Motor Co.
3.25%, 2/12/2032	600,000	601,020
Building Products — 1.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (b)	441,000	442,918
SRM Escrow Issuer LLC
6.00%, 11/1/2028 (b)	524,000	542,246
Standard Industries, Inc.
4.38%, 7/15/2030 (b)	361,000	355,134
3.38%, 1/15/2031 (b)	554,000	510,505
		1,850,803
Capital Markets — 2.3%
Coinbase Global, Inc.
3.63%, 10/1/2031 (b)	752,000	695,600
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (b)	668,000	687,352
Investments	Principal Amount	Value
Corporate Bonds (continued)
MSCI, Inc.
4.00%, 11/15/2029 (b)	$1,048,000	$1,084,680
3.88%, 2/15/2031 (b)	848,000	872,448
		3,340,080
Chemicals — 1.4%
NOVA Chemicals Corp.
4.88%, 6/1/2024 (b)	505,000	523,306
5.25%, 6/1/2027 (b)	332,000	347,179
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (b)	287,000	272,056
Tronox, Inc.
4.63%, 3/15/2029 (b)	502,000	485,730
WR Grace Holdings LLC
5.63%, 8/15/2029 (b)	345,000	346,908
		1,975,179
Commercial Services & Supplies — 2.7%
Allied Universal Holdco LLC
6.63%, 7/15/2026 (b)	1,110,000	1,143,300
Aramark Services, Inc.
6.38%, 5/1/2025 (b)	110,000	114,730
5.00%, 2/1/2028 (a)(b)	1,180,000	1,185,900
Madison IAQ LLC
5.88%, 6/30/2029 (b)	510,000	490,645
Nielsen Finance LLC
5.63%, 10/1/2028 (b)	150,000	153,117
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	564,000	596,430
6.25%, 1/15/2028 (a)(b)	200,000	203,216
		3,887,338
Communications Equipment — 0.8%
Avaya, Inc.
6.13%, 9/15/2028 (b)	650,000	672,705
CommScope, Inc.
6.00%, 3/1/2026 (b)	483,000	494,080
		1,166,785
Construction & Engineering — 0.3%
Brand Industrial Services, Inc.
8.50%, 7/15/2025 (a)(b)	418,000	411,730
Consumer Finance — 1.7%
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	600,000	612,750
OneMain Finance Corp.
6.13%, 3/15/2024	843,000	885,150
7.13%, 3/15/2026	886,000	996,221
		2,494,121

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 17

Investments	Principal Amount	Value
Corporate Bonds (continued)
Containers & Packaging — 2.1%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (b)	$350,000	$340,204
Ball Corp.
2.88%, 8/15/2030	346,000	328,683
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (b)	1,113,000	1,114,013
7.25%, 4/15/2025 (a)(b)	459,000	449,820
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a)(b)	390,000	374,400
Trivium Packaging Finance BV
5.50%, 8/15/2026 (b)(c)	366,000	377,829
		2,984,949
Diversified Financial Services — 1.1%
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (b)	479,000	488,580
MPH Acquisition Holdings LLC
5.75%, 11/1/2028 (a)(b)	680,000	604,037
Verscend Escrow Corp.
9.75%, 8/15/2026 (b)	414,000	434,781
		1,527,398
Diversified Telecommunication Services — 5.7%
Altice France SA
5.13%, 7/15/2029 (b)	937,000	890,506
5.50%, 10/15/2029 (b)	500,000	482,500
CCO Holdings LLC
5.13%, 5/1/2027 (b)	1,575,000	1,620,942
4.75%, 3/1/2030 (b)	976,000	995,520
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (b)	446,000	460,573
5.00%, 5/1/2028 (b)	1,074,000	1,077,018
Level 3 Financing, Inc.
4.25%, 7/1/2028 (b)	150,000	145,956
Lumen Technologies, Inc.
5.13%, 12/15/2026 (b)	637,000	638,115
Windstream Escrow LLC
7.75%, 8/15/2028 (b)	497,000	517,909
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (b)	1,330,000	1,267,630
6.13%, 3/1/2028 (b)	150,000	141,187
		8,237,856
Electric Utilities — 2.5%
FirstEnergy Corp.
Series C, 5.35%, 7/15/2047 (c)	1,219,000	1,453,447
NRG Energy, Inc.
3.88%, 2/15/2032 (b)	417,000	400,258
Investments	Principal Amount	Value
Corporate Bonds (continued)
PG&E Corp.
5.25%, 7/1/2030	$806,000	$826,150
Vistra Operations Co. LLC
5.63%, 2/15/2027 (b)	473,000	485,721
5.00%, 7/31/2027 (b)	400,000	404,224
		3,569,800
Electrical Equipment — 0.4%
Sensata Technologies BV
4.00%, 4/15/2029 (b)	609,000	617,526
Entertainment — 0.6%
Lions Gate Capital Holdings LLC
5.50%, 4/15/2029 (b)	330,000	334,538
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	540,000	583,988
		918,526
Equity Real Estate Investment Trusts (REITs) — 3.6%
Diversified Healthcare Trust
9.75%, 6/15/2025	163,000	176,040
HAT Holdings I LLC
3.38%, 6/15/2026 (b)	427,000	420,061
Iron Mountain, Inc.
4.50%, 2/15/2031 (b)	948,000	930,889
SBA Communications Corp.
3.88%, 2/15/2027	430,000	440,138
3.13%, 2/1/2029 (b)	753,000	715,350
Uniti Group LP
7.88%, 2/15/2025 (b)	336,000	351,328
6.50%, 2/15/2029 (b)	600,000	579,000
VICI Properties LP
4.25%, 12/1/2026 (b)	785,000	809,555
4.13%, 8/15/2030 (b)	685,000	715,825
		5,138,186
Food & Staples Retailing — 1.7%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (b)	649,000	672,786
3.50%, 3/15/2029 (b)	350,000	346,867
Performance Food Group, Inc.
5.50%, 10/15/2027 (b)	759,000	781,770
US Foods, Inc.
6.25%, 4/15/2025 (b)	687,000	714,961
		2,516,384
Food Products — 1.4%
NBM US Holdings, Inc.
7.00%, 5/14/2026 (b)	207,000	216,992
Pilgrim's Pride Corp.
4.25%, 4/15/2031 (b)	412,000	431,570

See accompanying notes to the financial statements.

18 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Post Holdings, Inc.
4.63%, 4/15/2030 (b)	$748,000	$738,650
4.50%, 9/15/2031 (b)	610,000	587,125
		1,974,337
Health Care Equipment & Supplies — 1.9%
Avantor Funding, Inc.
4.63%, 7/15/2028 (b)	788,000	813,768
Mozart Debt Merger Sub, Inc.
3.88%, 4/1/2029 (b)	600,000	592,500
5.25%, 10/1/2029 (b)	1,304,000	1,304,000
		2,710,268
Health Care Providers & Services — 4.2%
Community Health Systems, Inc.
8.00%, 3/15/2026 (b)	736,000	769,120
5.63%, 3/15/2027 (b)	794,000	813,850
DaVita, Inc.
4.63%, 6/1/2030 (b)	700,000	689,622
3.75%, 2/15/2031 (b)	860,000	796,747
Envision Healthcare Corp.
8.75%, 10/15/2026 (b)	507,000	308,003
MEDNAX, Inc.
6.25%, 1/15/2027 (b)	355,000	370,514
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026 (b)	548,000	574,715
Select Medical Corp.
6.25%, 8/15/2026 (b)	323,000	339,121
Tenet Healthcare Corp.
4.88%, 1/1/2026 (b)	450,000	460,125
6.13%, 10/1/2028 (b)	1,002,000	1,028,252
		6,150,069
Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 5/15/2027 (b)	190,000	195,700
Hotels, Restaurants & Leisure — 9.0%
1011778 BC ULC
4.00%, 10/15/2030 (b)	1,130,000	1,077,670
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (b)	866,000	900,449
8.13%, 7/1/2027 (b)	1,370,000	1,503,096
Carnival Corp.
5.75%, 3/1/2027 (b)	1,286,000	1,251,471
4.00%, 8/1/2028 (b)	1,060,000	1,027,702
Cedar Fair LP
5.50%, 5/1/2025 (b)	350,000	361,473
Golden Nugget, Inc.
6.75%, 10/15/2024 (a)(b)	480,000	480,000
Investments	Principal Amount	Value
Corporate Bonds (continued)
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031 (b)	$597,000	$598,198
3.63%, 2/15/2032 (b)	1,549,000	1,503,568
Mohegan Gaming & Entertainment
8.00%, 2/1/2026 (b)	607,000	621,726
NCL Corp. Ltd.
5.88%, 3/15/2026 (b)	668,000	651,046
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (b)	227,000	254,149
5.50%, 4/1/2028 (b)	696,000	676,860
Scientific Games International, Inc.
5.00%, 10/15/2025 (b)	1,355,000	1,390,569
8.25%, 3/15/2026 (b)	194,000	204,210
Yum! Brands, Inc.
3.63%, 3/15/2031	578,000	560,469
		13,062,656
Independent Power and Renewable Electricity Producers — 0.9%
Calpine Corp.
4.50%, 2/15/2028 (b)	796,000	792,020
5.13%, 3/15/2028 (b)	511,000	505,870
		1,297,890
Insurance — 1.3%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (b)	548,000	553,694
HUB International Ltd.
7.00%, 5/1/2026 (b)	729,000	744,491
NFP Corp.
6.88%, 8/15/2028 (b)	631,000	625,138
		1,923,323
IT Services — 1.4%
Black Knight InfoServ LLC
3.63%, 9/1/2028 (b)	340,000	330,990
Square, Inc.
2.75%, 6/1/2026 (b)	1,669,000	1,660,889
		1,991,879
Machinery — 0.3%
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (b)	449,000	456,602
Media — 8.5%
AMC Networks, Inc.
4.25%, 2/15/2029	296,000	288,212
Clear Channel Outdoor Holdings, Inc.
7.50%, 6/1/2029 (b)	150,000	154,125
Clear Channel Worldwide Holdings, Inc.
5.13%, 8/15/2027 (b)	775,000	782,750

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 19

Investments	Principal Amount	Value
Corporate Bonds (continued)
CSC Holdings LLC
5.75%, 1/15/2030 (b)	$740,000	$724,741
4.63%, 12/1/2030 (b)	1,118,000	1,039,740
Diamond Sports Group LLC
5.38%, 8/15/2026 (b)	1,592,000	704,460
6.63%, 8/15/2027 (b)	1,689,000	353,905
iHeartCommunications, Inc.
8.38%, 5/1/2027	400,000	420,860
Meredith Corp.
6.88%, 2/1/2026	433,000	447,887
Midas OpCo Holdings LLC
5.63%, 8/15/2029 (b)	233,000	234,748
News Corp.
3.88%, 5/15/2029 (b)	463,000	455,016
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	744,000	771,900
4.75%, 11/1/2028 (b)	444,000	444,000
Radiate Holdco LLC
6.50%, 9/15/2028 (b)	349,000	338,425
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (b)	1,316,000	1,301,195
3.88%, 9/1/2031 (b)	266,000	252,035
TEGNA, Inc.
4.63%, 3/15/2028	625,000	622,531
5.00%, 9/15/2029	906,000	908,890
Terrier Media Buyer, Inc.
8.88%, 12/15/2027 (b)	340,000	360,298
Univision Communications, Inc.
6.63%, 6/1/2027 (b)	226,000	241,752
4.50%, 5/1/2029 (b)	704,000	703,514
UPC Broadband Finco BV
4.88%, 7/15/2031 (b)	678,000	684,780
		12,235,764
Metals & Mining — 1.7%
First Quantum Minerals Ltd.
7.25%, 4/1/2023 (b)	258,000	262,850
6.88%, 10/15/2027 (b)	1,413,000	1,493,541
Novelis Corp.
4.75%, 1/30/2030 (b)	680,000	686,583
		2,442,974
Multiline Retail — 0.2%
NMG Holding Co., Inc.
7.13%, 4/1/2026 (b)	304,000	317,802
Oil, Gas & Consumable Fuels — 10.0%
Cheniere Energy Partners LP
4.00%, 3/1/2031 (b)	1,232,000	1,256,640
CITGO Petroleum Corp.
7.00%, 6/15/2025 (b)	831,000	837,847
Investments	Principal Amount	Value
Corporate Bonds (continued)
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)(b)	$962,000	$1,000,480
CrownRock LP
5.63%, 10/15/2025 (b)	523,000	526,923
DT Midstream, Inc.
4.38%, 6/15/2031 (b)	1,307,000	1,297,198
Endeavor Energy Resources LP
5.75%, 1/30/2028 (b)	354,000	368,160
EQM Midstream Partners LP
4.75%, 1/15/2031 (b)	182,000	183,820
EQT Corp.
6.63%, 2/1/2025 (c)	769,000	855,428
3.90%, 10/1/2027	400,000	417,016
ITT Holdings LLC
6.50%, 8/1/2029 (b)	446,000	433,236
Matador Resources Co.
5.88%, 9/15/2026	1,282,000	1,302,512
MEG Energy Corp.
7.13%, 2/1/2027 (b)	532,000	547,960
New Fortress Energy, Inc.
6.75%, 9/15/2025 (b)	437,000	419,629
NGL Energy Operating LLC
7.50%, 2/1/2026 (b)	918,000	917,082
Occidental Petroleum Corp.
6.45%, 9/15/2036	1,103,000	1,369,639
Targa Resources Partners LP
4.00%, 1/15/2032 (b)	1,551,000	1,602,214
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (b)	509,000	510,995
4.13%, 8/15/2031 (b)	682,000	697,529
		14,544,308
Pharmaceuticals — 3.7%
Bausch Health Americas, Inc.
8.50%, 1/31/2027 (b)	1,079,000	1,109,622
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	349,000	352,734
Endo Dac
6.00%, 6/30/2028 (b)	720,000	550,800
Organon & Co.
4.13%, 4/30/2028 (b)	365,000	364,139
5.13%, 4/30/2031 (b)	1,570,000	1,601,400
Par Pharmaceutical, Inc.
7.50%, 4/1/2027 (b)	1,310,000	1,323,100
		5,301,795
Road & Rail — 1.3%
Hertz Corp. (The)
5.00%, 12/1/2029 (b)	430,000	421,671
Uber Technologies, Inc.
8.00%, 11/1/2026 (b)	815,000	868,162

See accompanying notes to the financial statements.

20 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
XPO Logistics, Inc.
6.25%, 5/1/2025 (b)	$590,000	$613,718
		1,903,551
Software — 2.5%
Change Healthcare Holdings LLC
5.75%, 3/1/2025 (b)	1,104,000	1,103,680
NCR Corp.
5.13%, 4/15/2029 (b)	236,000	239,540
NortonLifeLock, Inc.
5.00%, 4/15/2025 (b)	1,233,000	1,245,330
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)(b)	632,000	656,885
Veritas US, Inc.
7.50%, 9/1/2025 (b)	363,000	373,890
		3,619,325
Specialty Retail — 2.7%
Bath & Body Works, Inc.
6.63%, 10/1/2030 (b)	850,000	941,375
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (b)	601,000	596,492
PetSmart, Inc.
7.75%, 2/15/2029 (b)	728,000	778,050
Staples, Inc.
7.50%, 4/15/2026 (b)	1,337,000	1,327,514
10.75%, 4/15/2027 (b)	260,000	237,271
		3,880,702
Technology Hardware, Storage & Peripherals — 0.7%
Xerox Corp.
4.38%, 3/15/2023 (c)	1,010,000	1,033,987
Thrifts & Mortgage Finance — 0.5%
Rocket Mortgage LLC
3.88%, 3/1/2031 (b)	805,000	794,603
Trading Companies & Distributors — 3.2%
Fortress Transportation and Infrastructure Investors LLC
5.50%, 5/1/2028 (b)	150,000	147,000
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (b)	1,120,000	1,092,851
Herc Holdings, Inc.
5.50%, 7/15/2027 (b)	398,000	411,799
Imola Merger Corp.
4.75%, 5/15/2029 (b)	453,000	456,397
United Rentals North America, Inc.
4.88%, 1/15/2028	1,376,000	1,441,360
WESCO Distribution, Inc.
7.13%, 6/15/2025 (b)	962,000	1,016,180
		4,565,587
Investments	Principal Amount	Value
Corporate Bonds (continued)
Wireless Telecommunication Services — 3.1%
Sprint Corp.
7.63%, 3/1/2026	$559,000	$660,319
T-Mobile USA, Inc.
4.75%, 2/1/2028	994,000	1,038,412
3.50%, 4/15/2031	1,001,000	1,018,217
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (b)	1,312,000	1,255,230
4.75%, 7/15/2031 (b)	566,000	557,510
		4,529,688
Total Corporate Bonds (Cost $140,913,311)		138,173,863
	Shares
Securities Lending Reinvestments (d) — 1.1%
Investment Companies — 1.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,649,813)	1,649,813	1,649,813
	Principal Amount
Short-Term Investments — 1.8%
Repurchase Agreements (e) — 1.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $2,596,057 (Cost $2,596,056)	$2,596,056	2,596,056
Total Investments — 98.4% (Cost $145,159,180)		142,419,732
Other assets less liabilities — 1.6%		2,296,878
Net Assets — 100.0%		$144,716,610

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $4,554,848, collateralized in the form of cash with a value of $1,649,813 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,099,184 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 30, 2021 - February 15, 2050. The total value of collateral is $4,748,997.

(b)  Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: HIGH YIELD—INTEREST RATE HEDGED HYHG :: 21

(c)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2021.

(d)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $1,649,813.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$980,972
Aggregate gross unrealized depreciation	(3,960,985)
Net unrealized depreciation	$(2,980,013)
Federal income tax cost	$145,160,808

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 10 Year Note	456	3/22/2022	USD	$59,650,500	$(196,971)
U.S. Treasury 2 Year Note	147	3/31/2022	USD	32,153,953	8,145
U.S. Treasury 5 Year Note	418	3/31/2022	USD	50,744,547	(50,111)
					$(238,937)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

22 :: HYHG HIGH YIELD—INTEREST RATE HEDGED :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 77.2%
U.S. Treasury Inflation Linked Bonds 0.13%, 2/15/2051 (Cost $28,734,665)	$27,307,238	$32,819,491
Short-Term Investments — 22.6%
Repurchase Agreements (a) — 22.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $9,627,353 (Cost $9,627,346)	9,627,346	9,627,346
Total Investments — 99.8% (Cost $38,362,011)		42,446,837
Other assets less liabilities — 0.2%		84,775
Net Assets — 100.0%		$42,531,612

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,029,961
Aggregate gross unrealized depreciation	(2,029,589)
Net unrealized appreciation	$3,000,372
Federal income tax cost	$38,362,011

Swap Agreementsa

Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
7,097,374	8/8/2022	Citibank NA	(0.19)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[f]	928,653
59,234,948	8/8/2022	Citibank NA	(0.28)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[g]	(1,918,419)
66,332,322					(989,766)	—	816,600	(173,166)
2,628,885	11/6/2023	Societe Generale	0.16%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation- Protected Securities (TIPS) bond)[f]	16,482

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: INFLATION EXPECTATIONS ETF RINF :: 23

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
7,238,714	11/6/2023	Societe Generale	(0.39)%	FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)[g]	(111,170)
9,867,599					(94,688)	—	94,688	—
76,199,921					(1,084,454)
				Total Unrealized Appreciation	945,135
				Total Unrealized Depreciation	(2,029,589)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the U.S. Treasury Obligations section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

g  Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/media/FTSE30-Year_TIPS_November.pdf

See accompanying notes to the financial statements.

24 :: RINF INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 95.2%
Aerospace & Defense — 0.8%
Lockheed Martin Corp.
4.07%, 12/15/2042	$4,170,000	$4,982,290
Raytheon Technologies Corp.
4.50%, 6/1/2042	3,139,000	3,864,979
		8,847,269
Air Freight & Logistics — 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038	3,182,000	4,659,762
Automobiles — 1.3%
Daimler Finance North America LLC
8.50%, 1/18/2031	3,531,000	5,286,816
General Motors Co.
6.25%, 10/2/2043	2,499,000	3,404,348
5.20%, 4/1/2045	4,001,000	4,954,817
		13,645,981
Banks — 26.5%
Banco Santander SA
3.80%, 2/23/2028	1,088,000	1,185,251
4.38%, 4/12/2028	2,402,000	2,696,941
3.31%, 6/27/2029	4,864,000	5,209,767
3.49%, 5/28/2030	2,353,000	2,486,730
2.75%, 12/3/2030	2,390,000	2,337,741
Bank of America Corp.
6.11%, 1/29/2037	4,390,000	5,905,708
7.75%, 5/14/2038	4,127,000	6,469,213
5.88%, 2/7/2042	6,556,000	9,343,611
5.00%, 1/21/2044	1,354,000	1,774,385
Bank of America NA
6.00%, 10/15/2036	3,362,000	4,613,287
Barclays plc
5.25%, 8/17/2045	3,043,000	4,097,276
4.95%, 1/10/2047	3,589,000	4,661,153
Citigroup, Inc.
4.45%, 9/29/2027	7,402,000	8,233,144
4.13%, 7/25/2028	6,384,000	7,014,158
6.63%, 6/15/2032	1,290,000	1,729,460
8.13%, 7/15/2039 (a)	2,153,000	3,681,969
5.88%, 1/30/2042	1,306,000	1,859,061
6.68%, 9/13/2043	1,652,000	2,516,959
4.65%, 7/30/2045	2,437,000	3,123,848
4.75%, 5/18/2046	2,529,000	3,166,628
Cooperatieve Rabobank UA
5.25%, 5/24/2041	4,945,000	6,906,778
5.75%, 12/1/2043 (a)	1,570,000	2,218,322
5.25%, 8/4/2045	3,759,000	5,118,985
Investments	Principal Amount	Value
Corporate Bonds (continued)
Fifth Third Bancorp
8.25%, 3/1/2038	$2,660,000	$4,425,995
HSBC Holdings plc
4.95%, 3/31/2030	2,777,000	3,265,231
6.50%, 5/2/2036	5,385,000	7,326,674
6.50%, 9/15/2037	4,007,000	5,551,682
6.80%, 6/1/2038	3,020,000	4,320,243
5.25%, 3/14/2044	6,998,000	9,076,489
ING Groep NV
4.55%, 10/2/2028	2,791,000	3,219,778
4.05%, 4/9/2029	4,255,000	4,785,757
JPMorgan Chase & Co.
4.25%, 10/1/2027	2,594,000	2,898,534
6.40%, 5/15/2038	2,693,000	3,919,404
5.50%, 10/15/2040	3,374,000	4,613,382
5.60%, 7/15/2041	4,576,000	6,414,243
5.40%, 1/6/2042	3,256,000	4,497,425
5.63%, 8/16/2043	4,323,000	6,064,181
4.85%, 2/1/2044	812,000	1,067,219
4.95%, 6/1/2045	1,952,000	2,590,142
Lloyds Banking Group plc
4.38%, 3/22/2028	3,365,000	3,778,044
4.55%, 8/16/2028	2,814,000	3,223,929
4.34%, 1/9/2048 (a)	3,459,000	4,136,968
Mitsubishi UFJ Financial Group, Inc.
3.29%, 7/25/2027	1,821,000	1,952,060
3.96%, 3/2/2028	1,582,000	1,759,745
4.05%, 9/11/2028	5,196,000	5,850,492
3.74%, 3/7/2029	2,765,000	3,036,318
3.20%, 7/18/2029	1,900,000	2,017,386
2.56%, 2/25/2030	4,881,000	4,979,388
2.05%, 7/17/2030	3,497,000	3,412,063
3.75%, 7/18/2039	2,379,000	2,700,364
Mizuho Financial Group, Inc.
3.17%, 9/11/2027	3,163,000	3,353,941
4.02%, 3/5/2028	2,375,000	2,647,920
2.56%, 9/13/2031	2,220,000	2,187,617
PNC Bank NA
4.05%, 7/26/2028	3,059,000	3,457,117
Sumitomo Mitsui Financial Group, Inc.
3.36%, 7/12/2027	2,172,000	2,347,333
1.90%, 9/17/2028	2,500,000	2,446,008
3.04%, 7/16/2029	5,805,000	6,090,709
2.75%, 1/15/2030	3,681,000	3,798,815
2.13%, 7/8/2030	6,646,000	6,531,087
2.22%, 9/17/2031	2,200,000	2,158,337
Wells Fargo & Co.
4.30%, 7/22/2027	3,656,000	4,058,804
5.38%, 11/2/2043	6,229,000	8,243,276
5.61%, 1/15/2044	2,351,000	3,172,677

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 25

Investments	Principal Amount	Value
Corporate Bonds (continued)
4.65%, 11/4/2044	$1,265,000	$1,547,568
3.90%, 5/1/2045	4,076,000	4,763,712
4.90%, 11/17/2045	953,000	1,215,306
4.40%, 6/14/2046	2,437,000	2,921,600
4.75%, 12/7/2046	2,736,000	3,464,576
Wells Fargo Bank NA
6.60%, 1/15/2038	1,788,000	2,618,629
Westpac Banking Corp.
3.40%, 1/25/2028	3,451,000	3,772,922
1.95%, 11/20/2028	1,000,000	996,180
2.15%, 6/3/2031	1,136,000	1,137,473
4.42%, 7/24/2039	3,030,000	3,594,378
2.96%, 11/16/2040	3,970,000	3,934,527
3.13%, 11/18/2041	372,000	368,893
		288,062,916
Beverages — 3.7%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	3,146,000	3,940,505
3.75%, 7/15/2042	2,555,000	2,794,505
Coca-Cola Co. (The)
1.45%, 6/1/2027	4,506,000	4,467,217
1.00%, 3/15/2028	2,666,000	2,542,631
2.13%, 9/6/2029	3,377,000	3,435,917
3.45%, 3/25/2030	5,485,000	6,108,230
1.65%, 6/1/2030	1,879,000	1,814,715
1.38%, 3/15/2031	552,000	519,288
2.50%, 6/1/2040	3,472,000	3,445,717
2.60%, 6/1/2050	2,053,000	2,057,074
3.00%, 3/5/2051	3,882,000	4,144,716
2.50%, 3/15/2051	2,171,000	2,120,675
Molson Coors Beverage Co.
5.00%, 5/1/2042	2,765,000	3,342,495
		40,733,685
Biotechnology — 0.6%
AbbVie, Inc.
4.40%, 11/6/2042	5,062,000	6,067,269
Capital Markets — 6.4%
Credit Suisse Group AG
4.88%, 5/15/2045	4,383,000	5,590,360
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	3,047,000	4,023,606
6.75%, 10/1/2037	11,615,000	16,364,290
6.25%, 2/1/2041	4,432,000	6,442,223
5.15%, 5/22/2045	3,264,000	4,277,210
Jefferies Group LLC
4.15%, 1/23/2030	2,942,000	3,272,126
Morgan Stanley
6.38%, 7/24/2042	4,236,000	6,458,833
Investments	Principal Amount	Value
Corporate Bonds (continued)
4.30%, 1/27/2045	$4,243,000	$5,251,511
4.38%, 1/22/2047	6,705,000	8,543,251
Nomura Holdings, Inc.
2.17%, 7/14/2028	1,988,000	1,951,457
3.10%, 1/16/2030	4,271,000	4,418,913
2.68%, 7/16/2030	2,598,000	2,617,200
2.61%, 7/14/2031	747,000	736,274
		69,947,254
Communications Equipment — 1.3%
Cisco Systems, Inc.
5.90%, 2/15/2039	6,618,000	9,590,008
5.50%, 1/15/2040	3,289,000	4,642,399
		14,232,407
Consumer Finance — 1.1%
Ally Financial, Inc.
8.00%, 11/1/2031	4,720,000	6,677,063
American Express Co.
4.05%, 12/3/2042	2,227,000	2,682,990
Toyota Motor Credit Corp.
3.38%, 4/1/2030	2,612,000	2,875,436
		12,235,489
Diversified Financial Services — 3.2%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	2,558,000	3,202,392
Shell International Finance BV
4.13%, 5/11/2035	2,721,000	3,185,229
6.38%, 12/15/2038	2,270,000	3,347,374
5.50%, 3/25/2040	3,800,000	5,224,592
4.55%, 8/12/2043	1,436,000	1,808,470
4.38%, 5/11/2045	4,604,000	5,683,192
4.00%, 5/10/2046	4,610,000	5,467,524
3.75%, 9/12/2046	6,043,000	6,862,660
		34,781,433
Diversified Telecommunication Services — 4.0%
AT&T, Inc.
5.35%, 9/1/2040	2,658,000	3,348,928
Telefonica Emisiones SA
7.05%, 6/20/2036	3,010,000	4,319,306
5.21%, 3/8/2047	6,456,000	8,141,240
4.90%, 3/6/2048	4,388,000	5,322,901
Verizon Communications, Inc.
4.33%, 9/21/2028	2,362,000	2,691,064
4.50%, 8/10/2033	3,026,000	3,569,953
4.27%, 1/15/2036	2,881,000	3,394,987
5.25%, 3/16/2037	3,485,000	4,576,604
4.81%, 3/15/2039	192,000	241,207
4.13%, 8/15/2046	629,000	740,130

See accompanying notes to the financial statements.

26 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
4.86%, 8/21/2046	$2,587,000	$3,407,454
4.52%, 9/15/2048 (a)	3,143,000	4,002,063
		43,755,837
Electric Utilities — 0.7%
Duke Energy Florida LLC
6.40%, 6/15/2038	3,122,000	4,458,155
Georgia Power Co.
4.30%, 3/15/2042	2,429,000	2,796,885
		7,255,040
Electrical Equipment — 0.3%
Eaton Corp.
4.15%, 11/2/2042	2,399,000	2,859,823
Energy Equipment & Services — 0.6%
Baker Hughes Holdings LLC
5.13%, 9/15/2040	2,787,000	3,495,221
Halliburton Co.
7.45%, 9/15/2039	2,306,000	3,402,219
		6,897,440
Entertainment — 2.2%
Netflix, Inc.
4.88%, 4/15/2028	1,000,000	1,131,950
5.88%, 11/15/2028	1,000,000	1,197,500
TWDC Enterprises 18 Corp.
2.95%, 6/15/2027 (a)	4,642,000	4,966,095
4.13%, 6/1/2044	3,494,000	4,179,355
Walt Disney Co. (The)
2.20%, 1/13/2028	2,924,000	2,967,322
3.80%, 3/22/2030	2,465,000	2,766,541
2.65%, 1/13/2031	2,376,000	2,466,472
6.65%, 11/15/2037	3,064,000	4,583,429
		24,258,664
Equity Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.
7.38%, 3/15/2032	2,844,000	4,061,973
Food & Staples Retailing — 0.9%
Walmart, Inc.
5.25%, 9/1/2035	3,464,000	4,721,676
6.50%, 8/15/2037	3,376,000	5,196,454
		9,918,130
Food Products — 0.7%
Kraft Heinz Foods Co.
5.00%, 6/4/2042	3,458,000	4,224,959
Investments	Principal Amount	Value
Corporate Bonds (continued)
Unilever Capital Corp.
5.90%, 11/15/2032	$2,632,000	$3,538,424
		7,763,383
Health Care Equipment & Supplies — 0.9%
Medtronic, Inc.
4.38%, 3/15/2035	4,865,000	5,984,211
4.63%, 3/15/2045	3,040,000	4,053,091
		10,037,302
Health Care Providers & Services — 2.4%
Anthem, Inc.
4.65%, 1/15/2043	2,056,000	2,570,596
Ascension Health
3.95%, 11/15/2046 (a)	2,744,000	3,471,900
UnitedHealth Group, Inc.
3.85%, 6/15/2028	3,072,000	3,444,148
2.88%, 8/15/2029	1,857,000	1,966,403
2.00%, 5/15/2030	3,060,000	3,038,587
4.63%, 7/15/2035	3,197,000	3,980,417
6.88%, 2/15/2038	1,642,000	2,542,128
4.75%, 7/15/2045	3,538,000	4,664,584
		25,678,763
Household Products — 0.8%
Procter & Gamble Co. (The)
3.00%, 3/25/2030	4,045,000	4,402,513
1.20%, 10/29/2030	2,908,000	2,756,699
1.95%, 4/23/2031	1,084,000	1,099,130
		8,258,342
Industrial Conglomerates — 2.8%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	13,607,000	16,445,853
General Electric Co.
6.75%, 3/15/2032	4,500,000	6,230,255
5.88%, 1/14/2038	1,406,000	2,007,273
6.88%, 1/10/2039	3,384,000	5,335,260
		30,018,641
Insurance — 1.3%
AXA SA
8.60%, 12/15/2030	2,585,000	3,747,141
MetLife, Inc.
5.70%, 6/15/2035	2,514,000	3,386,136
4.88%, 11/13/2043	1,596,000	2,107,354
4.05%, 3/1/2045	2,802,000	3,363,622
Prudential plc
3.13%, 4/14/2030	1,744,000	1,871,791
		14,476,044

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 27

Investments	Principal Amount	Value
Corporate Bonds (continued)
IT Services — 2.3%
International Business Machines Corp.
3.50%, 5/15/2029	$8,891,000	$9,661,993
4.15%, 5/15/2039	5,649,000	6,596,792
4.00%, 6/20/2042	3,049,000	3,504,293
4.25%, 5/15/2049	3,967,000	4,899,076
		24,662,154
Machinery — 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	3,840,000	4,528,672
Media — 2.8%
Comcast Corp.
4.25%, 1/15/2033	4,275,000	4,993,993
Time Warner Cable LLC
6.55%, 5/1/2037	3,997,000	5,354,016
7.30%, 7/1/2038	3,823,000	5,496,707
6.75%, 6/15/2039	2,965,000	4,071,140
Time Warner Entertainment Co. LP
8.38%, 7/15/2033	1,920,000	2,830,659
ViacomCBS, Inc.
6.88%, 4/30/2036	1,990,000	2,861,873
4.38%, 3/15/2043	3,944,000	4,444,846
		30,053,234
Metals & Mining — 3.0%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 (a)	3,605,000	4,288,602
5.00%, 9/30/2043	4,359,000	5,804,598
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	2,368,000	3,173,345
Southern Copper Corp.
6.75%, 4/16/2040	2,744,000	3,779,860
5.25%, 11/8/2042	1,774,000	2,179,802
5.88%, 4/23/2045 (a)	3,200,000	4,327,936
Vale Overseas Ltd.
6.88%, 11/21/2036	4,027,000	5,216,979
6.88%, 11/10/2039	2,619,000	3,443,985
		32,215,107
Multiline Retail — 0.3%
Target Corp.
4.00%, 7/1/2042	2,359,000	2,915,802
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	2,485,000	3,402,138
Investments	Principal Amount	Value
Corporate Bonds (continued)
Oil, Gas & Consumable Fuels — 6.7%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	$2,691,000	$3,560,279
Cenovus Energy, Inc.
6.75%, 11/15/2039	3,187,000	4,291,761
CNOOC Finance 2015 USA LLC
4.38%, 5/2/2028	4,403,000	4,942,430
CNOOC Petroleum North America ULC
6.40%, 5/15/2037	2,897,000	3,840,812
ConocoPhillips
6.50%, 2/1/2039	6,148,000	8,981,636
ConocoPhillips Co.
6.95%, 4/15/2029	3,337,000	4,390,871
Ecopetrol SA
5.88%, 5/28/2045	4,714,000	4,395,805
Hess Corp.
5.60%, 2/15/2041	2,886,000	3,583,774
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	2,527,000	3,514,797
Kinder Morgan, Inc.
7.75%, 1/15/2032	2,721,000	3,841,001
Phillips 66
5.88%, 5/1/2042	3,467,000	4,733,422
Suncor Energy, Inc.
6.50%, 6/15/2038	2,570,000	3,548,981
TotalEnergies Capital SA
3.88%, 10/11/2028	2,441,000	2,730,867
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	2,712,000	3,706,146
7.63%, 1/15/2039	2,226,000	3,464,754
Valero Energy Corp.
6.63%, 6/15/2037	3,210,000	4,394,533
Williams Cos., Inc. (The)
6.30%, 4/15/2040	3,404,000	4,608,991
		72,530,860
Pharmaceuticals — 5.9%
AstraZeneca plc
6.45%, 9/15/2037	5,764,000	8,498,000
4.00%, 9/18/2042	2,989,000	3,588,709
4.38%, 11/16/2045	2,091,000	2,701,952
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028	3,220,000	3,615,983
6.38%, 5/15/2038	6,905,000	10,249,509
Johnson & Johnson
5.95%, 8/15/2037	2,049,000	2,963,341
Merck & Co., Inc.
4.15%, 5/18/2043	2,387,000	2,903,784
Novartis Capital Corp.
4.40%, 5/6/2044	3,893,000	5,003,152

See accompanying notes to the financial statements.

28 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Pfizer, Inc.
4.00%, 12/15/2036	$1,850,000	$2,195,832
7.20%, 3/15/2039	6,671,000	10,808,087
4.40%, 5/15/2044	1,666,000	2,108,913
4.13%, 12/15/2046	2,572,000	3,201,670
Wyeth LLC
5.95%, 4/1/2037	4,581,000	6,515,636
		64,354,568
Software — 1.2%
Oracle Corp.
6.50%, 4/15/2038	4,539,000	6,379,554
6.13%, 7/8/2039	2,042,000	2,776,367
5.38%, 7/15/2040	3,314,000	4,162,126
		13,318,047
Specialty Retail — 0.9%
Home Depot, Inc. (The)
5.88%, 12/16/2036	6,806,000	9,656,929
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.
3.85%, 5/4/2043	5,647,000	6,701,317
4.45%, 5/6/2044	2,746,000	3,548,003
3.45%, 2/9/2045	3,762,000	4,219,233
4.38%, 5/13/2045	6,897,000	8,844,655
HP, Inc.
6.00%, 9/15/2041	2,782,000	3,677,971
		26,991,179
Tobacco — 1.3%
Altria Group, Inc.
5.38%, 1/31/2044	5,043,000	5,886,233
Philip Morris International, Inc.
6.38%, 5/16/2038	4,371,000	6,158,863
4.25%, 11/10/2044	1,546,000	1,774,153
		13,819,249
Wireless Telecommunication Services — 4.3%
America Movil SAB de CV
6.38%, 3/1/2035	1,197,000	1,664,155
6.13%, 3/30/2040	5,252,000	7,389,569
4.38%, 7/16/2042	2,045,000	2,448,258
Telefonica Europe BV
8.25%, 9/15/2030	2,530,000	3,604,280
Vodafone Group plc
4.38%, 5/30/2028	6,523,000	7,367,979
6.15%, 2/27/2037	1,443,000	1,960,485
5.00%, 5/30/2038	4,191,000	5,218,892
5.25%, 5/30/2048	5,340,000	6,971,901
Investments	Principal Amount	Value
Corporate Bonds (continued)
4.88%, 6/19/2049	$4,101,000	$5,140,167
4.25%, 9/17/2050 (a)	3,910,000	4,507,252
		46,272,938
Total Corporate Bonds (Cost $1,019,757,203)		1,033,173,724
	Shares
Securities Lending Reinvestments (b) — 0.7%
Investment Companies — 0.7%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $7,057,615)	7,057,615	7,057,615
	Principal Amount
Short-Term Investments — 2.0%
Repurchase Agreements (c) — 2.0%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $22,220,568 (Cost $22,220,551)	$22,220,551	22,220,551
Total Investments — 97.9% (Cost $1,049,035,369)		1,062,451,890
Other assets less liabilities — 2.1%		23,088,296
Net Assets — 100.0%		$1,085,540,186

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $13,533,826, collateralized in the form of cash with a value of $7,057,615 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,095,980 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 30, 2021 - November 15, 2050. The total value of collateral is $14,153,595.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $7,057,615.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,181,814
Aggregate gross unrealized depreciation	(14,106,304)
Net unrealized appreciation	$4,075,510
Federal income tax cost	$1,049,154,009

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: INVESTMENT GRADE—INTEREST RATE HEDGED IGHG :: 29

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	2,048	3/22/2022	USD	$267,904,000	$(966,381)
U.S. Treasury Long Bond	3,796	3/22/2022	USD	615,426,500	(5,605,105)
U.S. Treasury Ultra Bond	849	3/22/2022	USD	170,277,563	(2,650,885)
					$(9,222,371)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

30 :: IGHG INVESTMENT GRADE—INTEREST RATE HEDGED :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$505,703
Aggregate gross unrealized depreciation	(4,994,827)
Net unrealized depreciation	$(4,489,124)
Federal income tax cost	$—

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
WTI Crude Oil	312	1/20/2022	USD	$20,545,200	$(4,146,077)
WTI Crude Oil	322	5/20/2022	USD	20,759,340	505,703
WTI Crude Oil	334	11/21/2022	USD	20,875,000	(848,750)
					$(4,489,124)

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: K-1 FREE CRUDE OIL STRATEGY ETF OILK :: 31

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 93.5%
3M Co. (Industrial Conglomerates)	0.4%	12,871	$2,188,585
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	21,865	2,749,961
AbbVie, Inc. (Biotechnology)	0.5%	23,608	2,721,530
Adobe, Inc.* (Software)	0.9%	6,780	4,541,583
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.7%	22,614	3,581,379
Alphabet, Inc., Class A* (Interactive Media & Services)	1.3%	2,357	6,689,048
Alphabet, Inc., Class C* (Interactive Media & Services)	1.2%	2,157	6,145,380
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2.6%	3,744	13,130,470
Apple, Inc. (Technology Hardware, Storage & Peripherals)	4.6%	138,972	22,972,072
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	15,884	2,337,966
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	0.7%	12,117	3,352,653
Cadence Design Systems, Inc.* (Software)	0.4%	10,990	1,950,285
Charter Communications, Inc., Class A* (Media)	0.4%	3,036	1,962,106
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.4%	17,997	2,031,321
Citigroup, Inc. (Banks)	0.5%	40,534	2,582,016
CVS Health Corp. (Health Care Providers & Services)	0.5%	26,483	2,358,576
Danaher Corp. (Life Sciences Tools & Services)	0.6%	10,124	3,256,283
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	11,306	1,896,468
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	0.4%	21,318	1,854,666
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	50,662	3,031,614
General Electric Co. (Industrial Conglomerates)	0.5%	24,029	2,282,515
Gilead Sciences, Inc. (Biotechnology)	0.4%	29,470	2,031,367
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.4%	5,423	2,066,109
Home Depot, Inc. (The) (Specialty Retail)	0.5%	5,929	2,375,217
HP, Inc. (Technology Hardware, Storage & Peripherals)	0.4%	58,284	2,056,259
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	46,301	$2,278,009
IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	0.4%	7,651	1,982,604
Johnson & Johnson (Pharmaceuticals)	0.7%	22,147	3,453,382
JPMorgan Chase & Co. (Banks)	0.6%	19,858	3,154,046
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.4%	9,803	1,906,488
Lockheed Martin Corp. (Aerospace & Defense)	0.4%	5,754	1,917,923
Meta Platforms, Inc., Class A* (Interactive Media & Services)	1.4%	20,844	6,763,044
Micron Technology, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	27,302	2,293,368
Microsoft Corp. (Software)	4.4%	66,543	21,998,450
Morgan Stanley (Capital Markets)	0.5%	29,014	2,751,107
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.4%	13,003	2,200,628
Norfolk Southern Corp. (Road & Rail)	0.4%	7,582	2,011,277
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.2%	19,109	6,244,057
Pfizer, Inc. (Pharmaceuticals)	0.5%	51,530	2,768,707
Procter & Gamble Co. (The) (Household Products)	0.5%	17,344	2,507,596
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	14,591	2,634,551
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	0.4%	3,357	2,136,831
salesforce.com, Inc.* (Software)	0.5%	8,860	2,524,746
Tesla, Inc.* (Automobiles)	1.3%	5,845	6,691,122
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.4%	3,289	2,081,378
TJX Cos., Inc. (The) (Specialty Retail)	0.5%	32,834	2,278,679
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.5%	5,632	2,501,847
Visa, Inc., Class A (IT Services)	0.4%	9,978	1,933,437
Walmart, Inc. (Food & Staples Retailing)	0.5%	16,515	2,322,504
Zoetis, Inc. (Pharmaceuticals)	0.5%	10,583	2,349,849
Other Common Stocks (b)	54.9%	4,083,532	275,529,662
Total Common Stocks (Cost $359,184,108)			469,360,721

See accompanying notes to the financial statements.

32 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $116,188)	0.0%	116,188	$116,188

	Principal Amount
Short-Term Investments — 6.1%
Repurchase Agreements (e) — 6.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $30,511,016 (Cost $30,510,992)	$30,510,992	30,510,992
Total Investments — 99.6% (Cost $389,811,288)		499,987,901
Other assets less liabilities — 0.4%		2,205,426
Net Assets — 100.0%		$502,193,327

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,791,616.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at

November 30, 2021 was $811,269, collateralized in the form of cash with a value of $116,188 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $764,438 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 30, 2021 - May 15, 2051. The total value of collateral is $880,626.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $116,188.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,282,080
Aggregate gross unrealized depreciation	(15,688,292)
Net unrealized appreciation	$110,593,788
Federal income tax cost	$390,620,205

Swap Agreementsa

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(58,148,206)	3/7/2023	Goldman Sachs International	(0.17)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	3,574,202	(1,959,745)	—	1,614,457
(28,459,985)	3/7/2023	Societe Generale	0.08%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	1,757,908
120,267,650	3/7/2023	Societe Generale	0.82%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	(4,139,102)
91,807,665					(2,381,194)	2,280,492	100,702	—
(58,939,137)	11/6/2023	UBS AG	(0.17)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	2,018,507

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 33

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
57,910,493	3/7/2023	UBS AG	0.62%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	(1,985,423)
(1,028,644)					33,084	—	—	33,084
32,630,815					1,226,092
				Total Unrealized Appreciation	7,350,617
				Total Unrealized Depreciation	(6,124,525)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.

g  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.6%
Air Freight & Logistics	0.7%
Airlines	0.6%
Auto Components	0.4%
Automobiles	1.9%
Banks	2.7%
Beverages	0.9%
Biotechnology	2.4%
Building Products	0.1%
Capital Markets	2.3%
Chemicals	1.7%
Commercial Services & Supplies	0.2%
Communications Equipment	0.6%
Consumer Finance	0.7%
Containers & Packaging	0.7%
Distributors	0.5%
Diversified Financial Services	0.7%
Diversified Telecommunication Services	0.8%
Electric Utilities	1.3%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	1.2%
Energy Equipment & Services	0.0%*
Entertainment	0.8%

See accompanying notes to the financial statements.

34 :: CSM LARGE CAP CORE PLUS :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Equity Real Estate Investment Trusts (REITs)	4.1%
Food & Staples Retailing	1.3%
Food Products	1.9%
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	2.7%
Health Care Technology	0.3%
Hotels, Restaurants & Leisure	3.2%
Household Durables	0.8%
Household Products	1.0%
Independent Power and Renewable Electricity Producers	0.3%
Industrial Conglomerates	0.9%
Insurance	3.6%
Interactive Media & Services	4.1%
Internet & Direct Marketing Retail	2.9%
IT Services	2.5%
Leisure Products	0.1%
Life Sciences Tools & Services	3.0%
Machinery	2.1%
Media	2.1%
Metals & Mining	0.4%
Multiline Retail	0.3%
Multi-Utilities	0.7%
Oil, Gas & Consumable Fuels	3.6%
Pharmaceuticals	2.0%
Professional Services	0.5%
Real Estate Management & Development	0.0%*
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	4.7%
Software	8.2%
Specialty Retail	1.6%
Technology Hardware, Storage & Peripherals	5.1%
Textiles, Apparel & Luxury Goods	1.6%
Tobacco	0.4%
Wireless Telecommunication Services	0.4%
Other[a]	6.5%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: LARGE CAP CORE PLUS CSM :: 35

Investments	Shares	Value
Common Stocks (a) — 88.7%
Entertainment — 3.5%
Sea Ltd., ADR*	6,648	$1,915,089
Health Care Equipment & Supplies — 1.9%
Figs, Inc., Class A*(b)	31,485	1,046,561
Internet & Direct Marketing Retail — 83.1%
1-800-Flowers.com, Inc., Class A*	31,536	939,142
Alibaba Group Holding Ltd., ADR*	39,959	5,095,971
Amazon.com, Inc.*	3,427	12,018,729
BARK, Inc.*(b)	180,702	968,563
Betterware de Mexico SAB de CV	41,402	1,079,350
Cango, Inc., ADR (b)	28,017	88,254
CarParts.com, Inc.*	75,729	936,768
Chewy, Inc., Class A*(b)	19,427	1,326,087
ContextLogic, Inc., Class A*(b)	252,854	943,145
Coupang, Inc.*	21,941	581,437
Dada Nexus Ltd., ADR*	4,333	78,297
DoorDash, Inc., Class A*	8,609	1,539,031
eBay, Inc.	33,483	2,258,763
Etsy, Inc.*	4,771	1,310,021
Farfetch Ltd., Class A*	5,336	183,612
Fiverr International Ltd.*	704	99,701
Global-e Online Ltd.*	2,301	152,878
Groupon, Inc.*(b)	42,173	871,294
JD.com, Inc., ADR*	18,880	1,587,997
Lands' End, Inc.*	38,030	875,070
Liquidity Services, Inc.*	37,448	848,946
MercadoLibre, Inc.*	622	739,191
Overstock.com, Inc.*	11,042	985,609
Ozon Holdings plc, ADR*	3,294	132,715
PetMed Express, Inc. (b)	34,475	943,236
Pinduoduo, Inc., ADR*	15,184	1,009,736
Poshmark, Inc., Class A*	51,828	983,695
Quotient Technology, Inc.*	138,266	969,245
Qurate Retail, Inc., Series A	123,139	985,112
RealReal, Inc. (The)*	60,683	944,834
Revolve Group, Inc.*	12,627	961,799
Shutterstock, Inc.	9,016	1,027,914
Stitch Fix, Inc., Class A*	36,321	904,393
Uxin Ltd., ADR*	43,714	96,608
Vipshop Holdings Ltd., ADR*	11,430	111,671
Wayfair, Inc., Class A*(b)	4,716	1,168,814
		45,747,628
Personal Products — 0.2%
Yatsen Holding Ltd., ADR*	33,431	87,255
Total Common Stocks (Cost $55,056,059)		48,796,533
Investments	Shares	Value
Securities Lending Reinvestments (c) — 4.8%
Investment Companies — 4.8%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,644,236)	2,644,236	$2,644,236
	Principal Amount
Short-Term Investments — 6.4%
Repurchase Agreements (d) — 6.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $3,527,995 (Cost $3,527,992)	$3,527,992	3,527,992
Total Investments — 99.9% (Cost $61,228,287)		54,968,761
Other assets less liabilities — 0.1%		54,063
Net Assets — 100.0%		$55,022,824

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $909,702.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $4,251,211, collateralized in the form of cash with a value of $2,644,236 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,193,471 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $4,837,707.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $2,644,236.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,188,073
Aggregate gross unrealized depreciation	(14,915,596)
Net unrealized depreciation	$(6,727,523)
Federal income tax cost	$61,793,346
See accompanying notes to the financial statements.

36 :: CLIX LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(7,403,292)	3/7/2023	Goldman Sachs International	0.93%	Solactive- ProShares Bricks and Mortar Retail Store Index	142,818
2,476,797	3/7/2023	Goldman Sachs International	0.67%	ProShares Online Retail Index	(249,823)
(4,926,495)					(107,005)	—	107,005	—
(20,101,354)	3/7/2023	Societe Generale	0.68%	Solactive- ProShares Bricks and Mortar Retail Store Index	749,668
3,717,712	3/7/2023	Societe Generale	(0.73)%	ProShares Online Retail Index	(527,764)
(16,383,642)					221,904	—	—	221,904
80,546	11/7/2022	UBS AG	0.42%	Solactive- ProShares Bricks and Mortar Retail Store Index	(17,837)	—	17,837	—
(21,229,591)					97,062
				Total Unrealized Appreciation	892,486
				Total Unrealized Depreciation	(795,424)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF CLIX :: 37

Investments	Principal Amount	Value
Short-Term Investments — 94.8%
Repurchase Agreements (a) — 94.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $5,895,124 (Cost $5,895,121)	$5,895,121	$5,895,121
Total Investments — 94.8% (Cost $5,895,121)		5,895,121
Other assets less liabilities — 5.2%		323,732
Net Assets — 100.0%		$6,218,853

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,230
Aggregate gross unrealized depreciation	(147,449)
Net unrealized depreciation	$(109,219)
Federal income tax cost	$5,895,121

Managed Futures Strategy ETF had the following open long and short futures contracts as of November 30, 2021:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Cocoa	7	3/16/2022	USD	$164,220	$(12,201)
Coffee 'C'	1	3/21/2022	USD	87,113	7,684
Copper	1	3/29/2022	USD	107,000	(440)
Corn	3	7/14/2022	USD	85,613	(1,184)
Cotton No. 2	2	3/9/2022	USD	106,410	(7,541)
E-Mini Crude Oil	2	12/17/2021	USD	66,180	(13,874)
E-Mini Natural Gas	8	12/28/2021	USD	91,340	(25,395)
Foreign Exchange AUD/USD	3	12/13/2021	USD	213,615	(8,382)
Foreign Exchange CAD/USD	4	12/14/2021	USD	312,860	(8,637)
Foreign Exchange CHF/USD	3	12/13/2021	USD	408,338	(2,970)
Foreign Exchange GBP/USD	4	12/13/2021	USD	332,050	(6,475)
Gold	3	2/24/2022	USD	171,343	(1,547)
NY Harbor ULSD	1	11/30/2022	USD	84,239	(10,926)
RBOB Gasoline	1	12/31/2021	USD	81,484	(14,312)
Silver	4	3/29/2022	USD	91,260	(4,976)
Sugar No. 11	6	2/28/2022	USD	124,992	(11,407)
U.S. Treasury Long Bond	5	3/22/2022	USD	810,625	12,805
Wheat	3	12/14/2022	USD	118,575	354
					$(109,424)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
E-Mini Euro	6	12/13/2021	USD	$424,725	$13,622
Foreign Exchange JPY/USD	5	12/13/2021	USD	552,625	345
Lean Hogs	5	2/14/2022	USD	159,950	(2,915)
Live Cattle	7	2/28/2022	USD	386,120	(6,630)
Soybean	2	1/14/2022	USD	121,725	3,420
U.S. Treasury 10 Year Note	8	3/22/2022	USD	1,046,500	(7,637)
					$205
					$(109,219)

See accompanying notes to the financial statements.

38 :: FUT MANAGED FUTURES STRATEGY ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Abbreviations

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

GBP  British Pound

JPY  Japanese Yen

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MANAGED FUTURES STRATEGY ETF FUT :: 39

Investments	Shares	Value
Common Stocks — 86.2%
Aerospace & Defense — 2.3%
Meggitt plc*	131,779	$1,292,714
Auto Components — 2.7%
Veoneer, Inc.*	43,475	1,547,710
Banks — 5.0%
Great Western Bancorp, Inc.	43,111	1,446,374
Investors Bancorp, Inc.	93,104	1,386,319
		2,832,693
Biotechnology — 2.4%
Dicerna Pharmaceuticals, Inc.*	36,400	1,383,564
Chemicals — 2.4%
Kraton Corp.*	29,921	1,378,161
Construction Materials — 2.3%
Forterra, Inc.*	55,900	1,329,861
Electric Utilities — 2.3%
AusNet Services Ltd.	715,837	1,296,122
Electronic Equipment, Instruments & Components — 2.5%
Rogers Corp.*	5,119	1,395,542
Equity Real Estate Investment Trusts (REITs) — 11.9%
Columbia Property Trust, Inc.	71,780	1,378,176
CoreSite Realty Corp.	8,029	1,373,361
CyrusOne, Inc.	15,500	1,379,810
MGM Growth Properties LLC, Class A	33,118	1,212,450
Monmouth Real Estate Investment Corp.	65,825	1,367,185
		6,710,982
Food Products — 2.3%
Sanderson Farms, Inc.	6,899	1,295,494
Health Care Equipment & Supplies — 2.5%
Hill-Rom Holdings, Inc.	9,039	1,405,565
Health Care Providers & Services — 2.3%
Magellan Health, Inc.*	13,917	1,319,192
Hotels, Restaurants & Leisure — 1.6%
Golden Nugget Online Gaming, Inc.*	71,797	895,309
Investments	Shares	Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 2.4%
Falck Renewables SpA	135,728	$1,333,026
Insurance — 8.1%
American National Group, Inc.	7,072	1,338,376
Athene Holding Ltd., Class A*	26,287	2,153,431
MetroMile, Inc.*	429,298	1,090,417
		4,582,224
IT Services — 2.2%
Afterpay Ltd.*	15,898	1,233,585
Life Sciences Tools & Services — 2.4%
PPD, Inc.*	29,088	1,370,045
Media — 2.5%
Shaw Communications, Inc., Class B	48,538	1,405,852
Multi-Utilities — 2.2%
Suez SA	55,413	1,240,224
Oil, Gas & Consumable Fuels — 2.4%
Oil Search Ltd.	495,039	1,344,505
Professional Services — 2.9%
IHS Markit Ltd.	12,867	1,644,660
Road & Rail — 2.3%
Europcar Mobility Group*(a)(b)	2,286,067	1,322,241
Software — 9.5%
McAfee Corp., Class A	54,312	1,403,965
Momentive Global, Inc.*	60,259	1,231,092
Nuance Communications, Inc.*	25,131	1,394,519
Vonage Holdings Corp.*	66,750	1,376,385
		5,405,961
Specialty Retail — 2.2%
Sportsman's Warehouse Holdings, Inc.*	72,497	1,234,624
Thrifts & Mortgage Finance — 2.3%
Flagstar Bancorp, Inc.	27,878	1,297,442
Transportation Infrastructure — 2.3%
Sydney Airport*	223,912	1,324,810
Total Common stocks (Cost $49,181,042))		48,822,108

See accompanying notes to the financial statements.

40 :: MRGR MERGER ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Securities Lending Reinvestments (c) — 2.3%
Investment Companies — 2.3%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,300,000)	1,300,000	$1,300,000
	Principal Amount
Short-Term Investments — 3.4%
Repurchase Agreements (d) — 3.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,905,476 (Cost $1,905,476)	$1,905,476	1,905,476
Total Investments — 91.9% (Cost $52,386,518)		52,027,584
Other assets less liabilities — 8.1%		4,555,279
Net Assets — 100.0%		$56,582,863

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,156,782, collateralized in the form of cash with a value of

$1,300,000 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $1,300,000.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,274,409
Aggregate gross unrealized depreciation	(2,241,418)
Net unrealized appreciation	$1,032,991
Federal income tax cost	$52,472,055

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of November 30, 2021:

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)[a]
U.S. Dollar vs. Euro	Goldman Sachs International	01/18/22	286,000	$(324,019)	$324,944	$925
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	01/18/22	(8,408,350)	6,161,196	(5,997,363)	163,833
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	01/18/22	(2,026,450)	1,608,056	(1,587,085)	20,971
U.S. Dollar vs. Euro	Goldman Sachs International	01/18/22	(3,734,000)	4,329,419	(4,242,451)	86,968
U.S. Dollar vs. British Pound	Goldman Sachs International	01/18/22	(1,063,400)	1,443,354	(1,415,483)	27,871
Total Unrealized Appreciation						$300,568
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	01/18/22	697,900	$(509,467)	$497,786	$(11,681)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	01/18/22	239,700	(191,550)	187,729	(3,821)
U.S. Dollar vs. British Pound	Goldman Sachs International	01/18/22	86,400	(116,416)	115,006	(1,410)
Total Unrealized Depreciation						$(16,912)
Total Net Unrealized Appreciation						$283,656 [b]

a  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.

b  The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation of $283,656. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MERGER ETF MRGR :: 41

Swap Agreementsa

Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(8,077)	4/10/2023	Citibank NA	0.63%	S&P Merger Arbitrage Index (short exposure to Acquirers)[f]	663
8,346	4/10/2023	Citibank NA	0.52%	S&P Merger Arbitrage Index (long exposure to Targets)[g]	(213)
269					450	—	—	450
(15,955,637)	3/7/2023	Societe Generale	0.58%	S&P Merger Arbitrage Index (short exposure to Acquirers)[f]	1,508,546
11,923,781	3/7/2023	Societe Generale	0.57%	S&P Merger Arbitrage Index (long exposure to Targets)[g]	(315,190)
(4,031,856)					1,193,356	(940,191)	—	253,165
(4,031,587)					1,193,806
				Total Unrealized Appreciation	1,509,209
				Total Unrealized Depreciation	(315,403)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Merger_Acquirers_November.pdf.

g  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	65.4%
Australia	9.2%
France	4.5%
Canada	2.5%
Italy	2.3%
United Kingdom	2.3%
Other[a]	13.8%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

42 :: MRGR MERGER ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Exchange Traded Funds — 99.8%
ProShares DJ Brookfield Global Infrastructure ETF (a)	44,635	$2,014,154
ProShares Global Listed Private Equity ETF (a)(b)	35,570	1,286,745
ProShares Hedge Replication ETF*(a)(b)	35,691	1,827,558
ProShares Inflation Expectations ETF (a)	33,215	1,003,259
ProShares Managed Futures Strategy ETF*(a)	18,839	756,103
ProShares Merger ETF (a)(b)	45,085	1,861,110
ProShares RAFITM Long/Short (a)	28,423	866,475
Total Exchange Traded Funds (Cost $8,894,628)		9,615,404
Securities Lending Reinvestments (c) — 21.0%
Investment Companies — 21.0%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,017,215)	2,017,215	2,017,215
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $21,035 (Cost $21,035)	$21,035	21,035
Total Investments — 121.0% (Cost $10,932,878)		11,653,654
Liabilities in excess of other assets — (21.0%)		(2,025,882)
Net Assets — 100.0%		$9,627,772

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,958,673, collateralized in the form of cash with a value of $2,017,215 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $2,017,215.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$711,812
Aggregate gross unrealized depreciation	(30,437)
Net unrealized appreciation	$681,375
Federal income tax cost	$10,972,279

Investment in a company which was affiliated for the period ending November 30, 2021, was as follows:

Exchange Traded Funds	Value May 31, 2021	Purchases at Cost	Sales at Value	Shares November 30, 2021	Value November 30, 2021	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$1,144,411	$981,054	$37,975	44,635	$2,014,154	$(72,990)	$35,250	$(346)
ProShares Global Listed Private Equity ETF	1,286,882	189,886	127,669	35,570	1,286,745	(71,163)	84,529	8,809
ProShares Hedge Replication ETF	2,355,392	121,088	610,483	35,691	1,827,558	(35,641)	—	(2,798)
ProShares Inflation Expectations ETF	1,646,022	88,543	716,333	33,215	1,003,259	(58,330)	28,321	43,357
ProShares Managed Futures Strategy ETF	510,401	389,443	125,880	18,839	756,103	(17,481)	—	(380)
ProShares Merger ETF	1,338,370	940,377	430,790	45,085	1,861,110	(31,688)	3,499	44,841
ProShares RAFITM Long/Short	1,236,105	490,026	761,513	28,423	866,475	(62,555)	6,268	(35,588)
	$9,517,583	$3,200,417	$2,810,643	241,458	$9,615,404	$(349,848)	$157,867	$57,895

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MORNINGSTAR ALTERNATIVES SOLUTION ETF ALTS :: 43

Investments	Shares	Value
Common Stocks — 99.2%
Aerospace & Defense — 1.4%
BAE Systems plc	271,369	$1,968,154
Air Freight & Logistics — 1.4%
DSV A/S	8,802	1,902,372
Beverages — 1.5%
Diageo plc	39,483	1,984,707
Biotechnology — 1.5%
CSL Ltd.	9,136	1,987,349
Building Products — 1.5%
Geberit AG (Registered)	2,625	1,996,407
Capital Markets — 1.5%
Partners Group Holding AG	1,179	2,025,729
Chemicals — 5.9%
Croda International plc	15,584	2,085,473
FUCHS PETROLUB SE (Preference)	43,415	1,935,170
Givaudan SA (Registered)	420	2,042,360
Symrise AG	14,045	1,968,227
		8,031,230
Commercial Services & Supplies — 1.5%
Sohgo Security Services Co. Ltd.	47,249	2,014,049
Diversified Financial Services — 3.0%
Sofina SA	4,630	2,130,473
Tokyo Century Corp.	39,986	1,908,707
		4,039,180
Diversified Telecommunication Services — 1.4%
Telenor ASA (a)	134,118	1,970,256
Electric Utilities — 1.5%
CK Infrastructure Holdings Ltd.	346,191	2,004,980
Electronic Equipment, Instruments & Components — 1.4%
Halma plc	49,195	1,953,200
Equity Real Estate Investment Trusts (REITs) — 2.9%
Japan Metropolitan Fund Invest	2,346	2,020,686
Link REIT	225,806	1,958,027
		3,978,713
Investments	Shares	Value
Common Stocks (continued)
Food & Staples Retailing — 1.5%
Welcia Holdings Co. Ltd.	56,496	$2,002,699
Food Products — 4.4%
Chocoladefabriken Lindt & Spruengli AG, Class PC	169	2,065,475
Kerry Group plc, Class A	16,081	1,965,744
Nestle SA (Registered)	15,577	1,986,261
		6,017,480
Gas Utilities — 4.6%
APA Group	311,872	2,107,396
Enagas SA	92,204	2,085,037
Hong Kong & China Gas Co. Ltd. (a)	1,374,148	2,051,743
		6,244,176
Health Care Equipment & Supplies — 2.9%
Coloplast A/S, Class B (a)	11,601	1,884,001
DiaSorin SpA	9,893	2,101,837
		3,985,838
Health Care Providers & Services — 2.8%
Fresenius Medical Care AG & Co. KGaA	32,327	1,920,520
Fresenius SE & Co. KGaA	50,204	1,892,790
		3,813,310
Hotels, Restaurants & Leisure — 1.5%
Domino's Pizza Enterprises Ltd.	22,675	2,085,600
Household Durables — 2.8%
Rinnai Corp.	19,677	1,857,743
Sekisui Chemical Co. Ltd.	124,078	2,016,152
		3,873,895
Household Products — 1.6%
Unicharm Corp.	49,471	2,129,678
Insurance — 4.4%
AIA Group Ltd.	189,906	1,998,729
Legal & General Group plc	522,743	1,949,589
Tokio Marine Holdings, Inc.	39,912	2,006,409
		5,954,727
IT Services — 9.1%
Bechtle AG	28,608	2,053,790
Itochu Techno-Solutions Corp.	63,978	2,081,983
Obic Co. Ltd.	11,219	2,073,951

See accompanying notes to the financial statements.

44 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Otsuka Corp. (a)	44,580	$2,037,696
SCSK Corp.	108,687	2,062,799
TIS, Inc.	68,317	2,111,874
		12,422,093
Machinery — 4.2%
Kurita Water Industries Ltd.	40,604	1,895,294
Spirax-Sarco Engineering plc	9,423	1,948,534
Techtronic Industries Co. Ltd.	93,090	1,921,302
		5,765,130
Multiline Retail — 1.3%
Pan Pacific International Holdings Corp.	107,600	1,834,635
Multi-Utilities — 1.5%
National Grid plc	155,790	2,074,705
Oil, Gas & Consumable Fuels — 1.5%
Washington H Soul Pattinson & Co. Ltd. (a)	91,316	2,012,356
Personal Products — 2.9%
Kao Corp.	37,875	1,930,359
Kobayashi Pharmaceutical Co. Ltd. (a)	25,426	1,997,445
		3,927,804
Pharmaceuticals — 8.6%
Astellas Pharma, Inc.	121,895	1,910,363
Novartis AG (Registered)	25,322	2,009,561
Novo Nordisk A/S, Class B	18,044	1,924,522
Roche Holding AG	5,215	2,026,772
Sanofi	20,677	1,951,760
UCB SA	17,841	1,930,667
		11,753,645
Professional Services — 4.4%
Nihon M&A Center Holdings, Inc.	65,033	1,910,124
RELX plc	65,678	2,030,666
Wolters Kluwer NV	18,410	2,056,895
		5,997,685
Semiconductors & Semiconductor Equipment — 1.4%
ASML Holding NV	2,369	1,865,516
Software — 2.8%
AVEVA Group plc	45,056	1,911,663
SAP SE	14,630	1,863,795
		3,775,458
Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 2.7%
Hikari Tsushin, Inc.	12,761	$1,849,892
Nitori Holdings Co. Ltd.	11,305	1,795,140
		3,645,032
Trading Companies & Distributors — 4.4%
Ashtead Group plc	24,248	1,938,922
Brenntag SE	22,578	1,923,824
Bunzl plc	54,751	2,077,452
		5,940,198
Water Utilities — 1.5%
United Utilities Group plc	145,193	2,083,220
Total Common Stocks (Cost $117,864,682)		135,061,206
Securities Lending Reinvestments (b) — 1.9%
Investment Companies — 1.9%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,582,773)	2,582,773	2,582,773
	Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (c) — 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $359,109 (Cost $359,109)	$359,109	359,109
Total Investments — 101.4% (Cost $120,806,564)		138,003,088
Liabilities in excess of other assets — (1.4%)		(1,911,860)
Net Assets — 100.0%		$136,091,228

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $2,512,977, collateralized in the form of cash with a value of $2,582,773 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $172,304 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 5.25%, and maturity dates ranging from February 15, 2022 - February 15, 2051. The total value of collateral is $2,755,077.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $2,582,773.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF EFAD :: 45

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,258,568
Aggregate gross unrealized depreciation	(4,087,074)
Net unrealized appreciation	$17,171,494
Federal income tax cost	$120,831,594

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

Japan	30.5%
United Kingdom	17.6%
Switzerland	10.4%
Germany	10.0%
Australia	6.0%
Hong Kong	5.9%
Denmark	4.2%
Belgium	3.0%
Netherlands	2.9%
Italy	1.5%
Spain	1.5%
Norway	1.5%
Ireland	1.4%
China	1.4%
France	1.4%
Other[a]	0.8%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

46 :: EFAD MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 93.9%
Automobiles — 1.6%
Ford Otomotiv Sanayi A/S	17,317	$311,215
Banks — 5.4%
China Merchants Bank Co. Ltd., Class A	43,800	340,231
Public Bank Bhd.	364,225	340,744
Taiwan Cooperative Financial Holding Co. Ltd.	410,276	350,449
		1,031,424
Beverages — 3.9%
Arca Continental SAB de CV	57,653	351,605
Kweichow Moutai Co. Ltd., Class A	1,300	393,963
		745,568
Chemicals — 7.1%
Asian Paints Ltd.	8,117	339,536
Berger Paints India Ltd.	33,233	332,430
Pidilite Industries Ltd.	10,736	315,119
Sinoma Science & Technology Co. Ltd., Class A	64,400	368,945
		1,356,030
Construction & Engineering — 1.8%
China Railway Group Ltd., Class H	732,685	348,584
Construction Materials — 1.7%
UltraTech Cement Ltd.	3,372	333,543
Diversified Financial Services — 1.8%
Chailease Holding Co. Ltd.	38,681	343,621
Diversified Telecommunication Services — 1.8%
Hellenic Telecommunications Organization SA	20,185	349,215
Electric Utilities — 3.8%
Interconexion Electrica SA ESP	61,848	345,234
Power Grid Corp. of India Ltd.	136,064	374,322
		719,556
Electronic Equipment, Instruments & Components — 1.8%
Luxshare Precision Industry Co. Ltd., Class A	55,100	342,907
Food Products — 1.7%
Grupo Bimbo SAB de CV, Series A	121,208	317,795
Investments	Shares	Value
Common Stocks (continued)
Gas Utilities — 3.3%
China Gas Holdings Ltd.	153,839	$276,587
China Resources Gas Group Ltd.	68,689	355,424
		632,011
Health Care Equipment & Supplies — 4.1%
Hartalega Holdings Bhd.	276,756	426,486
Lepu Medical Technology Beijing Co. Ltd., Class A	101,600	353,543
		780,029
Health Care Providers & Services — 3.6%
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	124,200	358,692
Sinopharm Group Co. Ltd., Class H	152,473	331,225
		689,917
Household Products — 1.8%
Hindustan Unilever Ltd.	10,916	336,627
Independent Power and Renewable Electricity Producers — 1.9%
China Longyuan Power Group Corp. Ltd., Class H	174,560	358,164
Insurance — 5.3%
New China Life Insurance Co. Ltd., Class H	126,325	337,763
People's Insurance Co. Group of China Ltd. (The), Class H	1,154,441	337,538
Ping An Insurance Group Co. of China Ltd., Class H	47,784	331,204
		1,006,505
Interactive Media & Services — 3.4%
NAVER Corp.	1,023	328,111
Tencent Holdings Ltd.	5,531	325,845
		653,956
IT Services — 1.7%
Infosys Ltd., ADR	14,700	331,926
Metals & Mining — 3.3%
Polymetal International plc	17,813	325,032
Polyus PJSC, GDR (a)	3,251	311,121
		636,153
Oil, Gas & Consumable Fuels — 1.2%
Rosneft Oil Co. PJSC, GDR (a)	29,071	220,184

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 47

Investments	Shares	Value
Common Stocks (continued)
Personal Products — 1.8%
Marico Ltd.	48,343	$346,302
Pharmaceuticals — 7.2%
China Medical System Holdings Ltd.	213,652	351,794
CSPC Pharmaceutical Group Ltd.	330,634	342,591
Yuhan Corp.	7,083	344,640
Yunnan Baiyao Group Co. Ltd., Class A	25,000	346,601
		1,385,626
Real Estate Management & Development — 8.9%
China Overseas Land & Investment Ltd.	152,473	351,169
China Vanke Co. Ltd., Class H	147,560	334,177
CIFI Holdings Group Co. Ltd.	614,669	335,002
Longfor Group Holdings Ltd. (a)	69,647	330,461
Powerlong Real Estate Holdings Ltd.	584,589	352,343
		1,703,152
Road & Rail — 1.8%
Localiza Rent a Car SA	37,150	337,742
Specialty Retail — 3.4%
China Tourism Group Duty Free Corp. Ltd., Class A	10,000	322,469
JUMBO SA	23,285	327,189
		649,658
Technology Hardware, Storage & Peripherals — 1.8%
Wistron Corp.	340,472	350,213
Textiles, Apparel & Luxury Goods — 1.6%
Shenzhou International Group Holdings Ltd.	16,423	309,590
Tobacco — 1.7%
ITC Ltd.	110,283	324,528
Water Utilities — 1.9%
Guangdong Investment Ltd.	265,722	353,705
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, Series L	401,173	351,921
Total Common Stocks (Cost $17,874,909)		17,957,367
Investments	Principal Amount		Value
Corporate Bonds — 0.0% (b)
Food Products — 0.0% (b)
Britannia Industries Ltd. Series N3, 5.50%, 6/3/2024 (Cost $3,560)	INR	259,086	$3,443
	Number of Rights
Rights — 0.0% (b)
Real Estate Management & Development — 0.0% (b)
CIFI HOLDINGS GROUP CO RIGHT, expiring 12/15/2021*(c)(d) (Cost $—)		29,155	935
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (e) — 0.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $9,599 (Cost $9,599)		$9,599	9,599
Total Investments — 94.0% (Cost $17,888,068)			17,971,344
Other assets less liabilities — 6.0%			1,156,273
Net Assets — 100.0%			$19,127,617

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  Represents less than 0.05% of net assets.

(c)  Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $935, which represents approximately 0.00% of net assets of the Fund.

(d)  Illiquid security.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

48 :: EMDV MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Abbreviations

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

INR  Indian Rupee

PJSC  Public Joint Stock Company

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,539,415
Aggregate gross unrealized depreciation	(1,483,066)
Net unrealized appreciation	$56,349
Federal income tax cost	$17,914,995

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

China	46.5%
India	15.9%
Taiwan	5.5%
Mexico	5.3%
Russia	4.5%
Malaysia	4.0%
Greece	3.5%
South Korea	3.5%
Colombia	1.8%
Brazil	1.8%
Turkey	1.6%
Other[a]	6.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF EMDV :: 49

Investments	Shares	Value
Common Stocks — 99.4%
Aerospace & Defense — 2.6%
BAE Systems plc	43,661	$316,660
Air Freight & Logistics — 2.5%
DSV A/S	1,422	307,336
Beverages — 2.6%
Diageo plc	6,380	320,706
Building Products — 2.6%
Geberit AG (Registered)	424	322,467
Capital Markets — 2.7%
Partners Group Holding AG	191	328,172
Chemicals — 10.6%
Croda International plc	2,518	336,962
FUCHS PETROLUB SE (Preference)	7,016	312,730
Givaudan SA (Registered)	68	330,668
Symrise AG	2,270	318,111
		1,298,471
Diversified Financial Services — 2.8%
Sofina SA	748	344,189
Diversified Telecommunication Services — 2.6%
Telenor ASA (a)	21,672	318,372
Electronic Equipment, Instruments & Components — 2.6%
Halma plc	7,950	315,641
Food Products — 7.9%
Chocoladefabriken Lindt & Spruengli AG, Class PC	27	329,987
Kerry Group plc, Class A	2,599	317,702
Nestle SA (Registered)	2,517	320,949
		968,638
Gas Utilities — 2.7%
Enagas SA	14,899	336,916
Health Care Equipment & Supplies — 5.3%
Coloplast A/S, Class B (a)	1,875	304,499
DiaSorin SpA	1,599	339,719
		644,218
Investments	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 5.0%
Fresenius Medical Care AG & Co. KGaA	5,224	$310,354
Fresenius SE & Co. KGaA	8,113	305,876
		616,230
Insurance — 2.6%
Legal & General Group plc	84,470	315,034
IT Services — 2.7%
Bechtle AG	4,623	331,889
Machinery — 2.6%
Spirax-Sarco Engineering plc	1,523	314,933
Multi-Utilities — 2.7%
National Grid plc	25,174	335,250
Pharmaceuticals — 13.0%
Novartis AG (Registered)	4,092	324,742
Novo Nordisk A/S, Class B	2,916	311,012
Roche Holding AG	841	326,849
Sanofi	3,341	315,367
UCB SA	2,883	311,984
		1,589,954
Professional Services — 5.4%
RELX plc	10,613	328,138
Wolters Kluwer NV	2,975	332,388
		660,526
Semiconductors & Semiconductor Equipment — 2.4%
ASML Holding NV	377	296,876
Software — 5.0%
AVEVA Group plc	7,281	308,922
SAP SE	2,364	301,163
		610,085
Trading Companies & Distributors — 7.8%
Ashtead Group plc	3,877	310,013
Brenntag SE	3,648	310,839
Bunzl plc	8,847	335,687
		956,539
Water Utilities — 2.7%
United Utilities Group plc	23,462	336,631
Total Common Stocks (Cost $10,334,690)		12,185,733

See accompanying notes to the financial statements.

50 :: EUDV MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Securities Lending Reinvestments (b) — 2.8%
Investment Companies — 2.8%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $344,013)	344,013	$344,013
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (c) — 0.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $26,159 (Cost $26,159)	$26,159	26,159
Total Investments — 102.4% (Cost $10,704,862)		12,555,905
Liabilities in excess of other assets — (2.4%)		(298,719)
Net Assets — 100.0%		$12,257,186

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $324,700, collateralized in the form of cash with a value of $344,013 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $344,013.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

Preference  A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,046,968
Aggregate gross unrealized depreciation	(197,583)
Net unrealized appreciation	$1,849,385
Federal income tax cost	$10,706,520

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United Kingdom	31.6%
Switzerland	18.6%
Germany	17.9%
Denmark	7.5%
Belgium	5.4%
Netherlands	5.1%
Italy	2.8%
Spain	2.7%
Norway	2.6%
Ireland	2.6%
France	2.6%
Other[a]	0.6%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF EUDV :: 51

Investments	Shares	Value
Common Stocks — 99.6%
Aerospace & Defense — 0.1%
AeroVironment, Inc.*	558	$45,064
Auto Components — 0.1%
Visteon Corp.*	405	42,898
Biotechnology — 6.9%
AbbVie, Inc.	5,163	595,191
Alnylam Pharmaceuticals, Inc.*	644	118,367
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,200	47,181
Bluebird Bio, Inc.*	965	9,756
CRISPR Therapeutics AG*	564	45,064
Editas Medicine, Inc.*	1,175	38,375
Intellia Therapeutics, Inc.*	358	41,174
Mirati Therapeutics, Inc.*	341	46,638
Moderna, Inc.*	3,376	1,189,804
Myriad Genetics, Inc.*	1,652	42,721
Novavax, Inc.*	2,582	538,683
Twist Bioscience Corp.*	416	39,728
Veracyte, Inc.*	1,057	43,844
		2,796,526
Capital Markets — 0.1%
Coinbase Global, Inc., Class A*	154	48,510
Chemicals — 9.6%
Corbion NV	1,808	83,822
Corteva, Inc.	17,439	784,755
FMC Corp.	5,027	503,655
Givaudan SA (Registered)	172	843,091
International Flavors & Fragrances, Inc.	5,656	804,114
Scotts Miracle-Gro Co. (The)	1,546	224,000
Sensient Technologies Corp.	1,647	160,237
Symrise AG	3,703	522,847
		3,926,521
Communications Equipment — 0.9%
Cisco Systems, Inc.	5,883	322,624
NetScout Systems, Inc.*	1,580	47,242
		369,866
Diversified Consumer Services — 0.5%
Terminix Global Holdings, Inc.*	4,870	181,748
Diversified Telecommunication Services — 0.1%
Cogent Communications Holdings, Inc.	629	47,131
Investments	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp.	629	$48,590
Entertainment — 4.9%
Bilibili, Inc., ADR*	1,820	120,138
Electronic Arts, Inc.	2,564	318,500
Embracer Group AB*	12,606	136,512
Netflix, Inc.*	1,244	798,523
Sea Ltd., ADR*	1,323	381,117
Take-Two Interactive Software, Inc.*	700	116,116
Zynga, Inc., Class A*	18,395	110,922
		1,981,828
Equity Real Estate Investment Trusts (REITs) — 0.4%
CoreSite Realty Corp.	301	51,486
Equinix, Inc.	125	101,525
		153,011
Food Products — 4.5%
Beyond Meat, Inc.*	2,224	156,258
Kerry Group plc, Class A	6,216	765,583
McCormick & Co., Inc. (Non-Voting)	9,734	835,372
Simply Good Foods Co. (The)*	2,216	81,925
		1,839,138
Health Care Equipment & Supplies — 10.3%
Abbott Laboratories	6,612	831,591
ABIOMED, Inc.*	246	77,436
Dexcom, Inc.*	524	294,797
Edwards Lifesciences Corp.*	3,377	362,386
Globus Medical, Inc., Class A*	677	42,394
ICU Medical, Inc.*	192	43,432
Integra LifeSciences Holdings Corp.*	689	44,061
Intuitive Surgical, Inc.*	1,934	627,274
Masimo Corp.*	300	83,436
Medtronic plc	5,174	552,066
Neogen Corp.*	4,198	168,466
Nevro Corp.*	530	46,152
NuVasive, Inc.*	824	39,601
Quidel Corp.*	339	50,023
ResMed, Inc.	789	201,077
Shockwave Medical, Inc.*	240	43,258
Stryker Corp.	1,858	439,658
Tandem Diabetes Care, Inc.*	342	43,954
Teleflex, Inc.	269	80,006
Zimmer Biomet Holdings, Inc.	1,131	135,268
		4,206,336

See accompanying notes to the financial statements.

52 :: ANEW MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 0.2%
Acadia Healthcare Co., Inc.*	724	$40,667
Premier, Inc., Class A	1,120	41,519
		82,186
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.*	2,727	45,350
Cerner Corp.	1,601	112,790
Phreesia, Inc.*	685	39,511
Teladoc Health, Inc.*	789	79,886
Veeva Systems, Inc., Class A*	193	54,538
		332,075
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.*	357	750,360
Interactive Media & Services — 7.3%
Alphabet, Inc., Class A*	283	803,140
Meta Platforms, Inc., Class A*	2,506	813,097
Pinterest, Inc., Class A*	2,655	106,359
Snap, Inc., Class A*	9,555	454,914
Tencent Holdings Ltd.	13,306	783,890
		2,961,400
Internet & Direct Marketing Retail — 10.1%
Alibaba Group Holding Ltd.*	42,375	691,759
Amazon.com, Inc.*	230	806,626
Americanas SA*	20,277	109,359
Delivery Hero SE*(a)	5,903	787,953
DoorDash, Inc., Class A*	534	95,463
eBay, Inc.	5,856	395,046
Just Eat Takeaway.com NV*(a)	4,135	258,814
Meituan*(a)	23,162	706,919
Pinduoduo, Inc., ADR*	3,952	262,808
		4,114,747
IT Services — 5.3%
Accenture plc, Class A	885	316,299
Cloudflare, Inc., Class A*	331	62,308
Euronet Worldwide, Inc.*	452	45,819
GDS Holdings Ltd., ADR*	865	48,475
GoDaddy, Inc., Class A*	684	47,996
Kingsoft Cloud Holdings Ltd., ADR*	719	12,424
Mastercard, Inc., Class A	1,230	387,352
Nuvei Corp.*(a)	514	50,613
Okta, Inc.*	187	40,248
PayPal Holdings, Inc.*	1,558	288,059
Perficient, Inc.*	1,172	160,599
Shift4 Payments, Inc., Class A*	808	42,032
Snowflake, Inc., Class A*	270	91,841
Investments	Shares	Value
Common Stocks (continued)
Square, Inc., Class A*	555	$115,623
Visa, Inc., Class A	2,356	456,522
		2,166,210
Life Sciences Tools & Services — 6.0%
Bio-Techne Corp.	212	100,070
Codexis, Inc.*	3,628	125,928
Danaher Corp.	2,715	873,253
Genscript Biotech Corp.*	9,935	52,236
Illumina, Inc.*	795	290,437
Maravai LifeSciences Holdings, Inc., Class A*	1,244	57,149
Medpace Holdings, Inc.*	207	42,934
Pacific Biosciences of California, Inc.*	1,859	43,148
QIAGEN NV*	1,237	68,741
Thermo Fisher Scientific, Inc.	841	532,210
Wuxi Biologics Cayman, Inc.*(a)	19,522	265,868
		2,451,974
Machinery — 2.6%
AGCO Corp.	2,308	254,365
Deere & Co.	2,377	821,348
		1,075,713
Pharmaceuticals — 3.9%
Catalent, Inc.*	923	118,753
Johnson & Johnson	3,965	618,263
Roche Holding AG	2,132	835,220
		1,572,236
Professional Services — 0.3%
Upwork, Inc.*	2,898	107,979
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.*	1,241	196,537
Ambarella, Inc.*	263	47,214
Broadcom, Inc.	289	160,013
Cirrus Logic, Inc.*	617	49,471
Intel Corp.	3,938	193,750
Lattice Semiconductor Corp.*	589	44,723
MaxLinear, Inc.*	696	46,862
MediaTek, Inc.	2,109	76,609
Montage Technology Co. Ltd., Class A	4,300	55,552
NVIDIA Corp.	2,680	875,717
QUALCOMM, Inc.	1,519	274,271
Synaptics, Inc.*	182	51,368
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,606	305,293
		2,377,380

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF ANEW :: 53

Investments	Shares	Value
Common Stocks (continued)
Software — 13.9%
8x8, Inc.*	2,413	$52,000
Adobe, Inc.*	1,265	847,360
Altair Engineering, Inc., Class A*	583	43,404
ANSYS, Inc.*	786	307,703
Avast plc (a)	5,786	46,617
BlackBerry Ltd.*	4,272	40,698
Blackline, Inc.*	416	45,781
Cerence, Inc.*	443	33,305
Check Point Software Technologies Ltd.*	433	48,197
Coupa Software, Inc.*	227	44,642
Crowdstrike Holdings, Inc., Class A*	286	62,102
CyberArk Software Ltd.*	254	43,904
DocuSign, Inc.*	272	67,010
Dropbox, Inc., Class A*	1,948	47,940
Fortinet, Inc.*	194	64,429
HubSpot, Inc.*	465	375,213
Lightspeed Commerce, Inc.*	794	40,165
Mandiant Corp.*	2,880	48,874
Marathon Digital Holdings, Inc.*	970	49,538
Microsoft Corp.	2,487	822,177
MicroStrategy, Inc., Class A*	69	49,779
Mimecast Ltd.*	597	48,357
NortonLifeLock, Inc.	2,014	50,048
Nuance Communications, Inc.*	1,660	92,113
Nutanix, Inc., Class A*	1,432	47,571
Oracle Corp.	2,753	249,807
Palo Alto Networks, Inc.*	136	74,384
Paylocity Holding Corp.*	189	47,692
PTC, Inc.*	425	46,572
Qualys, Inc.*	373	48,598
Rapid7, Inc.*	378	46,895
RingCentral, Inc., Class A*	205	44,276
Riot Blockchain, Inc.*	1,515	56,616
Sailpoint Technologies Holdings, Inc.*	867	45,596
salesforce.com, Inc.*	2,801	798,173
Sangfor Technologies, Inc., Class A	1,600	49,272
SAP SE	1,025	131,566
ServiceNow, Inc.*	277	179,413
Sprout Social, Inc., Class A*	919	102,634
Tenable Holdings, Inc.*	916	45,250
Trade Desk, Inc. (The), Class A*	606	62,673
Varonis Systems, Inc.*	854	44,246
VMware, Inc., Class A	415	48,447
Weimob, Inc.*(a)	36,133	43,834
Workday, Inc., Class A*	267	73,219
		5,658,090
Investments	Shares	Value
Common Stocks (continued)
Specialty Retail — 0.3%
GameStop Corp., Class A*	581	$113,998
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	5,376	888,653
HTC Corp.*	16,115	44,918
NetApp, Inc.	572	50,839
Samsung Electronics Co. Ltd., GDR (a)	94	140,812
		1,125,222
Total Common Stocks (Cost $39,452,407)		40,576,737
	Principal Amount
Short-Term Investments — 0.4%
Repurchase Agreements (b) — 0.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $161,928 (Cost $161,927)	$161,927	161,927
Total Investments — 100.0% (Cost $39,614,334)		40,738,664
Liabilities in excess of other assets — 0.0% (c)		(19,670)
Net Assets — 100.0%		$40,718,994

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)  Represents less than 0.05% of net assets.

Abbreviations

ADR  American Depositary Receipt

GDR  Global Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,819,688
Aggregate gross unrealized depreciation	(2,775,948)
Net unrealized appreciation	$1,043,740
Federal income tax cost	$39,694,924

See accompanying notes to the financial statements.

54 :: ANEW MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	77.8%
China	7.7%
Switzerland	4.1%
Germany	3.7%
Ireland	1.9%
Taiwan	1.1%
Singapore	0.9%
Netherlands	0.8%
South Korea	0.4%
Sweden	0.3%
Canada	0.3%
Brazil	0.3%
Israel	0.2%
United Kingdom	0.1%
Other[a]	0.4%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF ANEW :: 55

Investments	Shares	Value
Common Stocks — 99.7%
Biotechnology — 11.6%
Genetron Holdings Ltd., ADR*	6,868	$62,087
Moderna, Inc.*	525	185,026
Novavax, Inc.*	1,218	254,111
		501,224
Chemicals — 5.3%
Advanced Nano Products Co. Ltd.	838	47,124
Nanocms Co. Ltd.*	331	27,168
Nanofilm Technologies International Ltd. (a)	51,274	153,309
		227,601
Electrical Equipment — 2.4%
Nissin Electric Co. Ltd.	8,334	104,475
Electronic Equipment, Instruments & Components — 6.5%
nLight, Inc.*	3,339	83,108
Oxford Instruments plc	4,455	136,273
Park Systems Corp.	517	62,846
		282,227
Life Sciences Tools & Services — 8.2%
Agilent Technologies, Inc.	1,151	173,686
Bruker Corp.	2,257	182,794
		356,480
Semiconductors & Semiconductor Equipment — 59.4%
Advanced Micro Devices, Inc.*	1,508	238,822
Applied Materials, Inc.	1,326	195,174
ASML Holding NV	224	177,725
Axcelis Technologies, Inc.*	2,595	160,423
Entegris, Inc.	1,288	188,151
Intel Corp.	3,700	182,040
KLA Corp.	486	198,351
Lam Research Corp.	322	218,912
NeoPhotonics Corp.*	4,033	61,987
Onto Innovation, Inc.*	2,289	215,532
QD Laser, Inc.*	2,692	19,005
SUESS MicroTec SE*	1,478	35,033
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,560	182,754
Tower Semiconductor Ltd.*	5,688	201,810
Ultra Clean Holdings, Inc.*	3,455	189,368
Veeco Instruments, Inc.*	3,891	103,423
		2,568,510
Investments	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 6.3%
Canon, Inc.	8,081	$178,728
Nano Dimension Ltd., ADR*	19,822	94,947
		273,675
Total Common Stocks (Cost $4,011,882)		4,314,192
Total Investments — 99.7% (Cost $4,011,882)		4,314,192
Other assets less liabilities — 0.3%		11,673
Net Assets — 100.0%		$4,325,865

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$409,851
Aggregate gross unrealized depreciation	(109,039)
Net unrealized appreciation	$300,812
Federal income tax cost	$4,013,380

See accompanying notes to the financial statements.

56 :: TINY NANOTECHNOLOGY ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	65.4%
Japan	7.0%
Israel	6.9%
Taiwan	4.2%
Netherlands	4.1%
Singapore	3.5%
South Korea	3.2%
United Kingdom	3.2%
China	1.4%
Germany	0.8%
Other[a]	0.3%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: NANOTECHNOLOGY ETF TINY :: 57

Investments	Shares	Value
Common Stocks — 99.9%
Automobiles — 6.6%
Tesla, Inc.*	1,688	$1,932,354
Biotechnology — 4.5%
Seagen, Inc.*	8,189	1,310,240
Commercial Services & Supplies — 4.8%
Cintas Corp.	3,291	1,389,427
Electronic Equipment, Instruments & Components — 4.9%
CDW Corp.	7,491	1,418,496
Health Care Equipment & Supplies — 18.2%
Align Technology, Inc.*	2,059	1,259,140
Dexcom, Inc.*	2,504	1,408,726
IDEXX Laboratories, Inc.*	2,148	1,306,134
Intuitive Surgical, Inc.*	4,034	1,308,388
		5,282,388
Hotels, Restaurants & Leisure — 4.3%
Marriott International, Inc., Class A*	8,437	1,244,964
Interactive Media & Services — 9.1%
Alphabet, Inc., Class A*	475	1,348,026
Meta Platforms, Inc., Class A*	4,015	1,302,707
		2,650,733
Internet & Direct Marketing Retail — 7.2%
eBay, Inc.	17,660	1,191,344
Pinduoduo, Inc., ADR*	13,775	916,037
		2,107,381
Media — 3.9%
Fox Corp., Class A	31,371	1,120,258
Semiconductors & Semiconductor Equipment — 22.2%
ASML Holding NV, NYRS	1,815	1,436,591
Broadcom, Inc.	2,689	1,488,845
Marvell Technology, Inc.	20,510	1,459,697
NVIDIA Corp.	6,360	2,078,193
		6,463,326
Investments	Shares	Value
Common Stocks (continued)
Software — 14.2%
Atlassian Corp. plc, Class A*	3,391	$1,276,101
DocuSign, Inc.*	5,035	1,240,423
Intuit, Inc.	2,496	1,628,141
		4,144,665
Total Common Stocks (Cost $27,941,465)		29,064,232
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $35,379 (Cost $35,379)	$35,379	35,379
Total Investments — 100.0% (Cost $27,976,844)		29,099,611
Liabilities in excess of other assets — 0.0%		(4,524)
Net Assets — 100.0%		$29,095,087

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,268,011
Aggregate gross unrealized depreciation	(1,146,607)
Net unrealized appreciation	$1,121,404
Federal income tax cost	$27,978,207

See accompanying notes to the financial statements.

58 :: QQQA NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Electronic Equipment, Instruments & Components — 0.4%
MicroVision, Inc.*	2,398	$16,978
Entertainment — 55.8%
Activision Blizzard, Inc.	2,596	152,126
Bilibili, Inc., Class Z*	2,365	156,949
Capcom Co. Ltd.	2,518	63,020
CD Projekt SA	996	44,319
Electronic Arts, Inc.	1,732	215,149
Embracer Group AB*	9,187	99,487
iQIYI, Inc., ADR*	5,823	36,336
NCSoft Corp.	246	141,027
Netflix, Inc.*	508	326,085
Netmarble Corp. (a)	330	32,503
Nexon Co. Ltd.	6,976	139,107
ROBLOX Corp., Class A*	2,525	318,402
Skillz, Inc.*	3,650	33,909
Spotify Technology SA*	1,065	254,002
Take-Two Interactive Software, Inc.*	1,363	226,094
Tencent Music Entertainment Group, ADR*	12,849	92,384
Ubisoft Entertainment SA*	1,521	78,158
Zynga, Inc., Class A*	15,671	94,496
		2,503,553
Interactive Media & Services — 9.2%
fuboTV, Inc.*	1,802	35,355
Hello Group, Inc., ADR	2,553	29,538
JOYY, Inc., ADR	966	49,459
Kuaishou Technology*(a)	9,449	102,936
Snap, Inc., Class A*	4,122	196,249
		413,537
Internet & Direct Marketing Retail — 21.1%
Dada Nexus Ltd., ADR*	3,525	63,697
Delivery Hero SE*(a)	1,860	248,280
DoorDash, Inc., Class A*	1,748	312,490
Just Eat Takeaway.com NV*(a)	2,004	125,432
Meituan*(a)	6,454	196,980
		946,879
Leisure Products — 2.4%
Peloton Interactive, Inc., Class A*	2,441	107,404
Investments	Shares	Value
Common Stocks (continued)
Road & Rail — 8.8%
ComfortDelGro Corp. Ltd.	32,922	$33,053
Lyft, Inc., Class A*	4,167	169,222
Uber Technologies, Inc.*	5,011	190,418
		392,693
Semiconductors & Semiconductor Equipment — 2.1%
Ambarella, Inc.*	532	95,505
Total Common Stocks (Cost $4,980,387)		4,476,549
Total Investments — 99.8% (Cost $4,980,387)		4,476,549
Other assets less liabilities — 0.2%		7,029
Net Assets — 100.0%		$4,483,578

*  Non-income producing security.

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,135
Aggregate gross unrealized depreciation	(662,028)
Net unrealized depreciation	$(503,893)
Federal income tax cost	$4,980,442

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ON-DEMAND ETF OND :: 59

On-Demand ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	55.5%
China	15.1%
Luxembourg	5.7%
Germany	5.5%
Japan	4.5%
South Korea	3.9%
Netherlands	2.8%
Sweden	2.2%
Singapore	1.8%
France	1.8%
Poland	1.0%
Other[a]	0.2%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

60 :: OND ON-DEMAND ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.9%
Entertainment — 3.9%
Sea Ltd., ADR*	100,467	$28,941,529
Health Care Equipment & Supplies — 2.2%
Figs, Inc., Class A*(a)	475,589	15,808,579
Internet & Direct Marketing Retail — 93.6%
1-800-Flowers.com, Inc., Class A*	476,364	14,186,120
Alibaba Group Holding Ltd., ADR*	603,781	77,000,191
Amazon.com, Inc.*	51,771	181,564,521
BARK, Inc.*(a)	2,729,536	14,630,313
Betterware de Mexico SAB de CV (a)	627,597	16,361,454
Cango, Inc., ADR (a)	423,200	1,333,080
CarParts.com, Inc.*	1,143,902	14,150,068
Chewy, Inc., Class A*(a)	293,451	20,030,965
ContextLogic, Inc., Class A*(a)	3,819,418	14,246,429
Coupang, Inc.*	331,426	8,782,789
Dada Nexus Ltd., ADR*	65,452	1,182,718
DoorDash, Inc., Class A*	130,034	23,246,178
eBay, Inc.	505,765	34,118,907
Etsy, Inc.*	72,070	19,788,981
Farfetch Ltd., Class A*	80,597	2,773,343
Fiverr International Ltd.*	10,633	1,505,845
Global-e Online Ltd.*	34,741	2,308,192
Groupon, Inc.*(a)	637,039	13,161,226
JD.com, Inc., ADR*	285,218	23,989,686
Lands' End, Inc.*	574,453	13,218,164
Liquidity Services, Inc.*	565,663	12,823,580
MercadoLibre, Inc.*	9,391	11,160,358
Overstock.com, Inc.*	166,790	14,887,675
Ozon Holdings plc, ADR*	49,750	2,004,427
PetMed Express, Inc. (a)	520,751	14,247,747
Pinduoduo, Inc., ADR*	229,352	15,251,908
Poshmark, Inc., Class A*(a)	782,874	14,858,948
Quotient Technology, Inc.*	2,088,537	14,640,644
Qurate Retail, Inc., Series A	1,860,038	14,880,304
RealReal, Inc. (The)*	916,630	14,271,929
Revolve Group, Inc.*	190,733	14,528,133
Shutterstock, Inc.	136,191	15,527,136
Stitch Fix, Inc., Class A*	548,640	13,661,136
Uxin Ltd., ADR*	660,314	1,459,294
Vipshop Holdings Ltd., ADR*	172,645	1,686,742
Wayfair, Inc., Class A*(a)	71,239	17,655,874
		691,125,005
Personal Products — 0.2%
Yatsen Holding Ltd., ADR*(a)	504,989	1,318,021
Total Common Stocks (Cost $876,756,451)		737,193,134
Investments	Shares	Value
Securities Lending Reinvestments (b) — 6.5%
Investment Companies — 6.5%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $48,134,973)	48,134,973	$48,134,973
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (c) — 0.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,587,696 (Cost $1,587,695)	$1,587,695	1,587,695
Total Investments — 106.6% (Cost $926,479,119)		786,915,802
Liabilities in excess of other assets — (6.6%)		(48,783,074)
Net Assets — 100.0%		$738,132,728

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $53,336,941, collateralized in the form of cash with a value of $48,134,973 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $9,357,417 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $57,492,390.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $48,134,973.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,290,206
Aggregate gross unrealized depreciation	(204,887,283)
Net unrealized depreciation	$(160,597,077)
Federal income tax cost	$947,512,879

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ONLINE RETAIL ETF ONLN :: 61

Investments	Shares	Value
Common Stocks — 99.9%
Distributors — 0.0% (a)
Arata Corp.	2,546	$86,717
Diversified Consumer Services — 1.2%
Rover Group, Inc.*	388,427	4,008,566
Food Products — 13.4%
Freshpet, Inc.*	177,746	19,200,123
General Mills, Inc.	118,532	7,321,722
J M Smucker Co. (The)	20,067	2,537,873
Nestle SA (Registered)	119,402	15,347,134
		44,406,852
Health Care Equipment & Supplies — 14.3%
Heska Corp.*	44,093	7,097,209
IDEXX Laboratories, Inc.*	56,674	34,461,759
Vimian Group AB*	534,584	4,035,100
Zomedica Corp.*	4,191,945	1,658,753
		47,252,821
Health Care Providers & Services — 7.0%
AmerisourceBergen Corp.	29,140	3,372,955
Covetrus, Inc.*	444,212	7,986,932
CVS Group plc	303,636	8,863,864
Patterson Cos., Inc.	16,433	517,147
PetIQ, Inc.*	125,956	2,515,341
		23,256,239
Household Products — 6.0%
Central Garden & Pet Co., Class A*	172,560	7,480,476
Colgate-Palmolive Co.	165,134	12,388,353
		19,868,829
Insurance — 5.3%
Anicom Holdings, Inc.	310,275	2,132,823
Trupanion, Inc.*	124,183	15,314,248
		17,447,071
Internet & Direct Marketing Retail — 13.2%
BARK, Inc.*	313,805	1,681,995
Chewy, Inc., Class A*	373,001	25,461,048
PetMed Express, Inc.	83,575	2,286,612
zooplus AG*	25,745	14,096,507
		43,526,162
Investments	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 29.4%
Dechra Pharmaceuticals plc	448,222	$30,073,894
Elanco Animal Health, Inc.*	86,491	2,485,751
Merck & Co., Inc.	190,719	14,286,760
SwedenCare AB	355,244	5,721,416
Virbac SA	17,976	8,440,045
Zoetis, Inc.	164,174	36,453,196
		97,461,062
Specialty Retail — 10.1%
Musti Group OYJ*	132,633	4,470,455
Pet Center Comercio e Participacoes SA	1,120,314	3,628,862
Petco Health & Wellness Co., Inc.*	644,573	12,356,465
Pets at Home Group plc	2,087,900	12,967,668
		33,423,450
Total Common Stocks (Cost $347,626,907)		330,737,769
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $428,447 (Cost $428,447)	$428,447	428,447
Total Investments — 100.0% (Cost $348,055,354)		331,166,216
Other assets less liabilities — 0.0% (a)		156,700
Net Assets — 100.0%		$331,322,916

*  Non-income producing security.

(a)  Represents less than 0.05% of net assets.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,842,842
Aggregate gross unrealized depreciation	(32,901,702)
Net unrealized depreciation	$(19,058,860)
Federal income tax cost	$350,225,076

See accompanying notes to the financial statements.

62 :: PAWZ PET CARE ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	66.7%
United Kingdom	15.7%
Switzerland	4.6%
Germany	4.3%
Sweden	2.9%
France	2.5%
Finland	1.4%
Brazil	1.1%
Japan	0.7%
Other[a]	0.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: PET CARE ETF PAWZ :: 63

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 90.7%
AbbVie, Inc. (Biotechnology)	0.4%	178	$20,520
Alphabet, Inc., Class A* (Interactive Media & Services)	0.7%	12	34,055
Alphabet, Inc., Class C* (Interactive Media & Services)	0.7%	12	34,189
Altria Group, Inc. (Tobacco)	0.4%	414	17,653
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	0.8%	11	38,578
Anthem, Inc. (Health Care Providers & Services)	0.4%	52	21,124
Apple, Inc. (Technology Hardware, Storage & Peripherals)	2.4%	719	118,852
AT&T, Inc. (Diversified Telecommunication Services)	1.1%	2,411	55,043
Bank of America Corp. (Banks)	1.4%	1,501	66,749
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.1%	194	53,678
Boeing Co. (The)* (Aerospace & Defense)	0.4%	90	17,806
Capital One Financial Corp. (Consumer Finance)	0.4%	137	19,253
Chevron Corp. (Oil, Gas & Consumable Fuels)	1.1%	491	55,419
Cisco Systems, Inc. (Communications Equipment)	0.7%	600	32,904
Citigroup, Inc. (Banks)	1.0%	731	46,565
Coca-Cola Co. (The) (Beverages)	0.5%	452	23,707
Comcast Corp., Class A (Media)	0.7%	696	34,786
ConocoPhillips (Oil, Gas & Consumable Fuels)	0.4%	282	19,777
Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	55	29,666
CVS Health Corp. (Health Care Providers & Services)	0.7%	376	33,486
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1.6%	1,283	76,775
Ford Motor Co. (Automobiles)	1.0%	2,425	46,536
General Electric Co. (Industrial Conglomerates)	0.5%	262	24,887
General Motors Co.* (Automobiles)	0.6%	498	28,819
Gilead Sciences, Inc. (Biotechnology)	0.4%	270	18,611
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	63	24,002
Home Depot, Inc. (The) (Specialty Retail)	0.8%	95	38,058
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	635	$31,242
International Business Machines Corp. (IT Services)	0.6%	246	28,807
Johnson & Johnson (Pharmaceuticals)	0.9%	286	44,596
JPMorgan Chase & Co. (Banks)	1.7%	512	81,321
Kroger Co. (The) (Food & Staples Retailing)	0.3%	412	17,110
Linde plc (Chemicals)	0.3%	53	16,861
Lowe's Cos., Inc. (Specialty Retail)	0.4%	70	17,121
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.3%	69	16,877
Merck & Co., Inc. (Pharmaceuticals)	0.5%	333	24,945
Meta Platforms, Inc., Class A* (Interactive Media & Services)	0.7%	103	33,419
Microsoft Corp. (Software)	1.9%	283	93,557
Morgan Stanley (Capital Markets)	0.4%	208	19,723
PepsiCo, Inc. (Beverages)	0.6%	180	28,761
Pfizer, Inc. (Pharmaceuticals)	1.2%	1,082	58,136
Philip Morris International, Inc. (Tobacco)	0.4%	241	20,711
Procter & Gamble Co. (The) (Household Products)	0.8%	271	39,181
Target Corp. (Multiline Retail)	0.4%	73	17,800
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.4%	89	17,655
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	113	50,197
Verizon Communications, Inc. (Diversified Telecommunication Services)	1.0%	959	48,209
Walmart, Inc. (Food & Staples Retailing)	0.8%	279	39,236
Walt Disney Co. (The)* (Entertainment)	0.4%	148	21,445
Wells Fargo & Co. (Banks)	1.5%	1,515	72,387
Other Common Stocks (b)	52.3%	43,626	2,553,611
Total Common Stocks (Cost $2,630,428)			4,424,406

See accompanying notes to the financial statements.

64 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 6.1%
Repurchase Agreements (c) — 6.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $298,561 (Cost $298,561)	$298,561	$298,561
Total Investments — 96.8% (Cost $2,928,989)		4,722,967
Other assets less liabilities — 3.2%		155,693
Net Assets — 100.0%		$4,878,660

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $75,629.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,243, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.38%, and maturity dates ranging from December 30, 2021 - August 15, 2050. The total value of collateral is $1,316.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,026,342
Aggregate gross unrealized depreciation	(91,768)
Net unrealized appreciation	$1,934,574
Federal income tax cost	$2,938,922

Swap Agreementsa

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(533,980)	3/7/2023	Goldman Sachs International	(0.32)%	Russell 1000 Total Return Index	18,708
34,063	3/7/2023	Goldman Sachs International	0.57%	FTSE RAFI US 1000 Total Return Index	(1,684)
(499,917)					17,024	—	—	17,024
(4,192,900)	3/7/2023	Societe Generale	0.18%	Russell 1000 Total Return Index	146,542
264,567	3/7/2023	Societe Generale	0.32%	FTSE RAFI US 1000 Total Return Index	(13,037)
(3,928,333)					133,505	—	—	133,505
(4,428,250)					150,529
				Total Unrealized Appreciation	165,250
				Total Unrealized Depreciation	(14,721)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 65

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

RAFITM Long/Short invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.5%
Air Freight & Logistics	0.7%
Airlines	0.1%
Auto Components	0.4%
Automobiles	1.7%
Banks	8.0%
Beverages	1.3%
Biotechnology	1.4%
Building Products	0.7%
Capital Markets	3.0%
Chemicals	1.9%
Commercial Services & Supplies	0.4%
Communications Equipment	0.9%
Construction & Engineering	0.2%
Construction Materials	0.1%
Consumer Finance	1.2%
Containers & Packaging	0.5%
Distributors	0.2%
Diversified Consumer Services	0.1%
Diversified Financial Services	1.2%
Diversified Telecommunication Services	2.4%
Electric Utilities	2.5%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.6%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITs)	3.3%
Food & Staples Retailing	2.5%
Food Products	1.4%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.3%
Health Care Providers & Services	3.9%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	1.4%
Household Durables	0.6%
Household Products	1.2%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.1%
Insurance	3.5%
Interactive Media & Services	2.1%
Internet & Direct Marketing Retail	0.9%
IT Services	2.3%
Leisure Products	0.1%
Life Sciences Tools & Services	0.8%
Machinery	1.6%

See accompanying notes to the financial statements.

66 :: RALS RAFITM LONG/SHORT :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Marine	0.0%*
Media	1.5%
Metals & Mining	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.3%
Multiline Retail	0.9%
Multi-Utilities	1.2%
Oil, Gas & Consumable Fuels	5.9%
Paper & Forest Products	0.0%*
Personal Products	0.1%
Pharmaceuticals	3.4%
Professional Services	0.5%
Real Estate Management & Development	0.2%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	2.8%
Software	3.0%
Specialty Retail	2.5%
Technology Hardware, Storage & Peripherals	3.1%
Textiles, Apparel & Luxury Goods	0.5%
Thrifts & Mortgage Finance	0.1%
Tobacco	0.8%
Trading Companies & Distributors	0.5%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[a]	9.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: RAFITM LONG/SHORT RALS :: 67

Investments	Shares	Value
Common Stocks — 99.8%
Banks — 24.7%
Associated Banc-Corp.	473,923	$10,378,914
Atlantic Union Bankshares Corp.	263,800	8,576,138
BancFirst Corp.	171,411	10,906,882
Bryn Mawr Bank Corp.	235,881	10,520,293
City Holding Co.	124,362	9,757,442
Community Bank System, Inc.	131,812	9,313,836
First Interstate BancSystem, Inc., Class A	221,777	9,048,502
First Merchants Corp.	235,153	9,380,253
Fulton Financial Corp.	609,793	9,628,631
Home BancShares, Inc.	442,024	10,577,634
Independent Bank Corp.	126,837	10,027,733
International Bancshares Corp.	228,472	9,598,109
Lakeland Bancorp, Inc.	568,574	10,171,789
Lakeland Financial Corp. (a)	142,189	10,041,387
Sandy Spring Bancorp, Inc.	221,424	10,391,428
Simmons First National Corp., Class A	339,778	9,890,938
Southside Bancshares, Inc.	255,103	10,395,447
Tompkins Financial Corp.	120,294	9,402,179
United Bankshares, Inc.	265,851	9,498,856
Washington Trust Bancorp, Inc.	179,182	9,639,992
WesBanco, Inc.	289,558	9,425,113
		206,571,496
Building Products — 2.3%
Apogee Enterprises, Inc.	220,102	9,090,213
Griffon Corp.	390,424	10,272,055
		19,362,268
Capital Markets — 1.2%
Cohen & Steers, Inc.	108,496	9,739,686
Chemicals — 7.1%
Avient Corp.	191,334	10,525,283
Balchem Corp.	67,484	10,662,472
HB Fuller Co.	141,511	10,352,945
Quaker Chemical Corp. (a)	36,677	8,356,855
Sensient Technologies Corp.	108,925	10,597,313
Stepan Co.	80,928	9,121,395
		59,616,263
Commercial Services & Supplies — 5.2%
ABM Industries, Inc.	196,272	8,832,240
Brady Corp., Class A	182,910	9,191,227
Healthcare Services Group, Inc.	361,819	6,331,833
HNI Corp.	254,664	10,061,775
Matthews International Corp., Class A	258,260	8,953,874
		43,370,949
Investments	Shares	Value
Common Stocks (continued)
Electric Utilities — 3.2%
ALLETE, Inc.	141,099	$8,272,634
PNM Resources, Inc.	193,424	9,524,198
Portland General Electric Co.	183,895	8,950,170
		26,747,002
Electronic Equipment, Instruments & Components — 1.1%
Badger Meter, Inc.	90,418	9,255,186
Equity Real Estate Investment Trusts (REITs) — 2.4%
STAG Industrial, Inc.	222,513	9,697,116
Terreno Realty Corp.	138,986	10,583,784
		20,280,900
Food & Staples Retailing — 2.6%
Andersons, Inc. (The)	317,191	10,778,150
SpartanNash Co.	446,979	10,696,208
		21,474,358
Food Products — 4.0%
Calavo Growers, Inc.	206,183	8,358,659
J & J Snack Foods Corp.	58,710	8,018,612
Lancaster Colony Corp.	54,248	7,931,057
Tootsie Roll Industries, Inc.	300,876	9,462,550
		33,770,878
Gas Utilities — 6.3%
Chesapeake Utilities Corp.	72,543	9,239,077
New Jersey Resources Corp.	250,672	9,219,716
Northwest Natural Holding Co.	185,919	8,016,827
South Jersey Industries, Inc.	381,673	8,969,316
Southwest Gas Holdings, Inc.	133,366	8,776,816
Spire, Inc.	142,440	8,525,034
		52,746,786
Health Care Equipment & Supplies — 2.1%
Atrion Corp.	13,609	9,662,254
LeMaitre Vascular, Inc.	163,067	7,629,905
		17,292,159
Health Care Providers & Services — 1.1%
Ensign Group, Inc. (The)	115,304	8,801,154
Household Products — 1.1%
WD-40 Co. (a)	40,171	9,012,364
Insurance — 1.0%
Horace Mann Educators Corp.	233,132	8,642,203

See accompanying notes to the financial statements.

68 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (continued)
Internet & Direct Marketing Retail — 1.1%
PetMed Express, Inc. (a)	340,656	$9,320,348
Machinery — 6.7%
Douglas Dynamics, Inc.	237,894	9,456,287
Franklin Electric Co., Inc.	111,803	9,844,254
Hillenbrand, Inc.	208,069	9,279,877
Lindsay Corp.	58,172	8,465,189
Standex International Corp.	96,077	9,896,892
Trinity Industries, Inc.	329,165	8,722,873
		55,665,372
Media — 1.1%
John Wiley & Sons, Inc., Class A (a)	168,508	8,759,046
Metals & Mining — 3.1%
Kaiser Aluminum Corp.	76,813	6,854,024
Materion Corp.	129,828	10,991,238
Worthington Industries, Inc.	173,700	8,334,126
		26,179,388
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
Arbor Realty Trust, Inc.	521,901	9,159,363
Multi-Utilities — 3.0%
Avista Corp.	225,093	8,668,332
Black Hills Corp.	132,936	8,523,856
NorthWestern Corp.	148,226	8,196,898
		25,389,086
Paper & Forest Products — 1.1%
Neenah, Inc.	188,889	8,781,450
Personal Products — 1.0%
Nu Skin Enterprises, Inc., Class A	190,806	8,372,567
Professional Services — 1.2%
Insperity, Inc.	84,100	9,733,734
Real Estate Management & Development — 1.1%
Kennedy-Wilson Holdings, Inc.	432,276	9,376,066
Thrifts & Mortgage Finance — 3.7%
Federal Agricultural Mortgage Corp., Class C	96,702	11,770,568
Northwest Bancshares, Inc.	744,145	9,882,246
Premier Financial Corp.	318,049	9,350,641
		31,003,455
Investments	Shares	Value
Common Stocks (continued)
Tobacco — 1.1%
Universal Corp.	189,192	$8,810,671
Trading Companies & Distributors — 3.7%
Applied Industrial Technologies, Inc.	108,716	10,332,369
GATX Corp.	105,677	10,409,184
McGrath RentCorp	134,116	10,367,167
		31,108,720
Water Utilities — 4.4%
American States Water Co.	101,838	9,591,103
California Water Service Group	147,312	9,282,129
Middlesex Water Co.	84,571	8,714,196
SJW Group	135,576	9,131,043
		36,718,471
Wireless Telecommunication Services — 1.0%
Telephone and Data Systems, Inc.	467,226	8,260,556
Total Common Stocks (Cost $765,889,891)		833,321,945
Securities Lending Reinvestments (b) — 0.6%
Investment Companies — 0.6%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $5,355,548)	5,355,548	5,355,548
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $633,980 (Cost $633,979)	$633,979	633,979
Total Investments — 100.5% (Cost $771,879,418)		839,311,472
Liabilities in excess of other assets — (0.5%)		(3,876,015)
Net Assets — 100.0%		$835,435,457

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $6,806,042, collateralized in the form of cash with a value of $5,355,548 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,926,268 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from January 20, 2022 - November 15, 2050. The total value of collateral is $7,281,816.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF SMDV :: 69

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $5,355,548.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,302,189
Aggregate gross unrealized depreciation	(45,340,096)
Net unrealized appreciation	$64,962,093
Federal income tax cost	$774,349,379

See accompanying notes to the financial statements.

70 :: SMDV RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Banks — 3.1%
Commerce Bancshares, Inc.	4,451	$310,680
United Bankshares, Inc.	8,749	312,601
		623,281
Beverages — 4.7%
Brown-Forman Corp., Class B	4,451	313,172
Coca-Cola Co. (The)	5,560	291,622
PepsiCo, Inc.	2,011	321,318
		926,112
Building Products — 1.7%
Carlisle Cos., Inc.	1,503	338,476
Capital Markets — 3.2%
Franklin Resources, Inc.	9,730	315,252
S&P Global, Inc.	701	319,467
		634,719
Chemicals — 9.9%
Air Products and Chemicals, Inc.	1,169	336,018
HB Fuller Co.	4,657	340,706
PPG Industries, Inc.	1,990	306,798
RPM International, Inc.	3,829	348,592
Sherwin-Williams Co. (The)	1,022	338,527
Stepan Co.	2,662	300,034
		1,970,675
Commercial Services & Supplies — 4.4%
ABM Industries, Inc.	6,458	290,610
Brady Corp., Class A	6,018	302,404
MSA Safety, Inc.	1,953	279,904
		872,918
Containers & Packaging — 1.4%
Sonoco Products Co.	4,751	276,176
Distributors — 1.7%
Genuine Parts Co.	2,576	329,058
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	11,420	260,719
Electric Utilities — 1.4%
MGE Energy, Inc.	3,869	280,851
Electrical Equipment — 1.3%
Emerson Electric Co.	2,987	262,378
Investments	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 1.6%
Federal Realty Investment Trust	2,564	$314,526
Food & Staples Retailing — 4.3%
Sysco Corp.	4,027	282,051
Walgreens Boots Alliance, Inc.	6,094	273,011
Walmart, Inc.	2,125	298,839
		853,901
Food Products — 6.1%
Archer-Daniels-Midland Co.	5,238	325,856
Hormel Foods Corp.	7,245	299,943
Lancaster Colony Corp.	1,785	260,967
Tootsie Roll Industries, Inc. (a)	9,902	311,418
		1,198,184
Gas Utilities — 3.1%
National Fuel Gas Co.	6,021	348,074
Northwest Natural Holding Co.	6,117	263,766
		611,840
Health Care Equipment & Supplies — 4.3%
Abbott Laboratories	2,457	309,017
Becton Dickinson and Co.	1,237	293,342
Medtronic plc	2,344	250,105
		852,464
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp.	1,316	321,894
Household Durables — 1.3%
Leggett & Platt, Inc.	6,491	262,171
Household Products — 6.1%
Clorox Co. (The)	1,856	302,250
Colgate-Palmolive Co.	4,019	301,505
Kimberly-Clark Corp.	2,246	292,676
Procter & Gamble Co. (The)	2,190	316,630
		1,213,061
Industrial Conglomerates — 1.4%
3M Co.	1,617	274,955
Insurance — 6.1%
Aflac, Inc.	5,638	305,241
Cincinnati Financial Corp.	2,584	294,318
Old Republic International Corp.	13,072	313,205
RLI Corp.	2,882	296,212
		1,208,976

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF TMDV :: 71

Investments	Shares	Value
Common Stocks (continued)
IT Services — 1.8%
Automatic Data Processing, Inc.	1,526	$352,338
Machinery — 7.8%
Dover Corp.	1,794	293,947
Illinois Tool Works, Inc.	1,364	316,653
Nordson Corp.	1,300	330,447
Stanley Black & Decker, Inc.	1,631	285,033
Tennant Co.	4,157	326,990
		1,553,070
Metals & Mining — 1.5%
Nucor Corp.	2,736	290,727
Multiline Retail — 1.6%
Target Corp.	1,284	313,090
Multi-Utilities — 3.0%
Black Hills Corp.	4,375	280,525
Consolidated Edison, Inc.	4,089	317,470
		597,995
Pharmaceuticals — 1.4%
Johnson & Johnson	1,802	280,986
Specialty Retail — 1.9%
Lowe's Cos., Inc.	1,529	373,978
Tobacco — 1.5%
Universal Corp.	6,226	289,945
Trading Companies & Distributors — 1.8%
WW Grainger, Inc.	724	348,541
Water Utilities — 6.1%
American States Water Co.	3,350	315,503
California Water Service Group	4,847	305,409
Middlesex Water Co.	2,782	286,657
SJW Group	4,462	300,516
		1,208,085
Wireless Telecommunication Services — 1.4%
Telephone and Data Systems, Inc.	15,372	271,777
Total Common Stocks (Cost $18,215,930)		19,767,867
Investments	Shares	Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $3,250)	3,250	$3,250
	Principal Amount
Short-Term Investments — 0.0% (c)
Repurchase Agreements (d) — 0.0% (c)
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,451 (Cost $4,451)	$4,451	4,451
Total Investments — 99.8% (Cost $18,223,631)		19,775,568
Other assets less liabilities — 0.2%		37,549
Net Assets — 100.0%		$19,813,117

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $3,145, collateralized in the form of cash with a value of $3,250 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $3,250.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,415,965
Aggregate gross unrealized depreciation	(888,647)
Net unrealized appreciation	$1,527,318
Federal income tax cost	$18,248,250

See accompanying notes to the financial statements.

72 :: TMDV RUSSELL U.S. DIVIDEND GROWERS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds — 98.8%
Aerospace & Defense — 4.2%
Boeing Co. (The)
1.43%, 2/4/2024	$318,000	$318,037
3.20%, 3/1/2029	234,000	241,849
2.95%, 2/1/2030	165,000	166,522
5.15%, 5/1/2030	84,000	97,439
5.71%, 5/1/2040	200,000	254,563
5.81%, 5/1/2050	20,000	27,133
Lockheed Martin Corp.
3.55%, 1/15/2026	62,000	67,123
Northrop Grumman Corp.
3.25%, 1/15/2028	200,000	213,875
Raytheon Technologies Corp.
4.50%, 6/1/2042	128,000	157,604
		1,544,145
Airlines — 0.8%
Southwest Airlines Co. 5.13%, 6/15/2027	250,000	284,931
Automobiles — 1.3%
General Motors Co.
6.80%, 10/1/2027	250,000	306,001
5.00%, 10/1/2028	158,000	180,813
		486,814
Banks — 9.5%
Bank of America Corp.
3.30%, 1/11/2023	115,000	118,464
4.20%, 8/26/2024	100,000	107,521
Series L, 3.95%, 4/21/2025	150,000	161,032
3.25%, 10/21/2027	100,000	106,056
Series L, 4.18%, 11/25/2027	100,000	109,428
Citigroup, Inc.
4.40%, 6/10/2025	86,000	93,538
3.20%, 10/21/2026	100,000	106,171
4.45%, 9/29/2027	100,000	111,229
4.65%, 7/23/2048	130,000	172,004
JPMorgan Chase & Co.
3.20%, 1/25/2023	150,000	154,525
2.70%, 5/18/2023	150,000	153,808
3.90%, 7/15/2025	154,000	166,434
2.95%, 10/1/2026	202,000	213,064
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	250,000	257,641
Truist Bank
2.25%, 3/11/2030	46,000	45,741
Truist Financial Corp.
2.20%, 3/16/2023	102,000	103,884
Investments	Principal Amount	Value
Corporate Bonds (continued)
US Bancorp
1.38%, 7/22/2030	$250,000	$235,925
Wells Fargo & Co.
3.30%, 9/9/2024	318,000	335,899
3.00%, 2/19/2025	250,000	260,955
3.55%, 9/29/2025	164,000	175,881
3.00%, 4/22/2026	2,000	2,099
3.00%, 10/23/2026	250,000	263,280
		3,454,579
Beverages — 1.6%
Coca-Cola Co. (The)
1.45%, 6/1/2027	150,000	148,709
1.00%, 3/15/2028	250,000	238,431
Molson Coors Beverage Co.
4.20%, 7/15/2046	32,000	35,758
PepsiCo, Inc.
2.75%, 3/19/2030	145,000	152,968
		575,866
Biotechnology — 4.8%
AbbVie, Inc.
3.75%, 11/14/2023	231,000	242,672
3.60%, 5/14/2025	160,000	170,482
3.20%, 5/14/2026	80,000	84,893
4.50%, 5/14/2035	50,000	59,531
4.88%, 11/14/2048	200,000	259,492
4.25%, 11/21/2049	32,000	38,583
Amgen, Inc.
2.20%, 2/21/2027	244,000	247,368
1.65%, 8/15/2028	115,000	111,743
2.30%, 2/25/2031	56,000	55,611
2.00%, 1/15/2032	135,000	129,774
Gilead Sciences, Inc.
3.65%, 3/1/2026	20,000	21,570
1.65%, 10/1/2030	165,000	157,138
4.75%, 3/1/2046	150,000	190,538
2.80%, 10/1/2050	3,000	2,916
		1,772,311
Building Products — 0.4%
Carrier Global Corp. 2.70%, 2/15/2031	160,000	162,808
Capital Markets — 5.4%
Bank of New York Mellon Corp. (The)
2.95%, 1/29/2023	150,000	153,844
Charles Schwab Corp. (The)
0.75%, 3/18/2024	108,000	107,577

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 73

Investments	Principal Amount	Value
Corporate Bonds (continued)
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	$260,000	$268,568
4.00%, 3/3/2024	105,000	111,548
3.85%, 1/26/2027	350,000	375,786
3.80%, 3/15/2030	150,000	164,450
6.75%, 10/1/2037	44,000	61,991
Morgan Stanley
3.13%, 1/23/2023	200,000	205,543
Series F, 3.88%, 4/29/2024	100,000	106,255
5.00%, 11/24/2025	116,000	129,734
3.13%, 7/27/2026	100,000	105,887
4.35%, 9/8/2026	155,000	171,613
3.63%, 1/20/2027	25,000	27,071
		1,989,867
Chemicals — 0.7%
DuPont de Nemours, Inc.
4.21%, 11/15/2023	100,000	105,795
4.49%, 11/15/2025	46,000	50,901
LYB International Finance III LLC
4.20%, 5/1/2050	100,000	115,772
		272,468
Consumer Finance — 1.2%
American Express Co.
3.40%, 2/22/2024	157,000	164,854
1.65%, 11/4/2026	154,000	153,834
Capital One Financial Corp.
3.80%, 1/31/2028	100,000	109,469
		428,157
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. 2.75%, 3/15/2023	176,000	180,277
Diversified Telecommunication Services — 7.6%
AT&T, Inc.
4.35%, 3/1/2029	250,000	281,676
4.30%, 2/15/2030	159,000	179,453
2.75%, 6/1/2031	316,000	321,217
4.50%, 3/9/2048	225,000	265,523
3.50%, 9/15/2053	233,000	236,359
3.85%, 6/1/2060	198,000	207,150
Verizon Communications, Inc.
3.50%, 11/1/2024	202,000	214,932
1.45%, 3/20/2026	250,000	248,108
4.13%, 3/16/2027	3,000	3,343
4.02%, 12/3/2029	150,000	168,193
4.86%, 8/21/2046	150,000	197,572
4.52%, 9/15/2048	3,000	3,820
Investments	Principal Amount	Value
Corporate Bonds (continued)
3.55%, 3/22/2051	$150,000	$164,224
3.70%, 3/22/2061	250,000	276,447
		2,768,017
Electric Utilities — 1.3%
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/2030	145,000	144,150
Southern Co. (The)
2.95%, 7/1/2023	150,000	154,033
Series A, 3.70%, 4/30/2030	150,000	162,337
		460,520
Energy Equipment & Services — 0.8%
Halliburton Co.
2.92%, 3/1/2030 (a)	185,000	189,078
Schlumberger Investment SA
2.65%, 6/26/2030	100,000	101,879
		290,957
Entertainment — 1.2%
Walt Disney Co. (The)
1.75%, 8/30/2024	40,000	40,686
2.65%, 1/13/2031	118,000	122,493
2.75%, 9/1/2049	150,000	147,425
3.60%, 1/13/2051	100,000	114,433
		425,037
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.
3.80%, 8/15/2029	100,000	108,519
Equinix, Inc.
3.20%, 11/18/2029	152,000	159,100
Simon Property Group LP
3.80%, 7/15/2050	100,000	112,700
		380,319
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.
1.60%, 4/20/2030	122,000	118,794
Sysco Corp.
6.60%, 4/1/2050	44,000	69,168
Walmart, Inc.
2.50%, 9/22/2041	100,000	102,443
2.65%, 9/22/2051	250,000	258,775
		549,180
Food Products — 0.4%
Conagra Brands, Inc.
5.40%, 11/1/2048	54,000	74,123
Mondelez International, Inc.
2.63%, 9/4/2050	92,000	87,720
		161,843

See accompanying notes to the financial statements.

74 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
4.90%, 11/30/2046	$179,000	$248,872
Becton Dickinson and Co.
3.70%, 6/6/2027	124,000	134,242
		383,114
Health Care Providers & Services — 6.8%
Anthem, Inc.
3.13%, 5/15/2050	246,000	255,182
3.60%, 3/15/2051	34,000	38,019
Cigna Corp.
3.75%, 7/15/2023	67,000	69,937
4.13%, 11/15/2025	196,000	214,062
4.38%, 10/15/2028	46,000	52,190
4.90%, 12/15/2048	201,000	261,664
CVS Health Corp.
3.70%, 3/9/2023	2,000	2,069
3.75%, 4/1/2030	118,000	129,399
1.88%, 2/28/2031	166,000	158,673
4.78%, 3/25/2038	125,000	152,811
5.13%, 7/20/2045	183,000	240,638
5.05%, 3/25/2048	54,000	71,474
4.25%, 4/1/2050	150,000	182,867
HCA, Inc.
5.25%, 6/15/2049	250,000	324,246
UnitedHealth Group, Inc.
2.88%, 3/15/2023	100,000	102,919
2.38%, 8/15/2024	100,000	103,777
2.90%, 5/15/2050	121,000	124,585
		2,484,512
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.
4.63%, 4/13/2030	38,000	44,472
Expedia Group, Inc.
3.25%, 2/15/2030	139,000	143,229
Las Vegas Sands Corp.
3.50%, 8/18/2026	158,000	160,662
McDonald's Corp.
3.50%, 7/1/2027	150,000	162,515
Starbucks Corp.
2.55%, 11/15/2030	159,000	162,215
		673,093
Industrial Conglomerates — 2.4%
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025	2,000	2,162
4.42%, 11/15/2035	200,000	241,726
Investments	Principal Amount	Value
Corporate Bonds (continued)
General Electric Co.
4.35%, 5/1/2050	$380,000	$512,342
Honeywell International, Inc.
2.80%, 6/1/2050 (a)	100,000	104,610
		860,840
Insurance — 1.2%
American International Group, Inc.
4.50%, 7/16/2044	127,000	155,461
Berkshire Hathaway Finance Corp.
1.45%, 10/15/2030	70,000	66,843
4.25%, 1/15/2049	20,000	24,872
Prudential Financial, Inc.
3.70%, 3/13/2051	150,000	172,887
		420,063
Interactive Media & Services — 0.4%
Alphabet, Inc. 2.00%, 8/15/2026	150,000	154,502
Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.
1.20%, 6/3/2027	144,000	141,177
1.50%, 6/3/2030	150,000	144,937
3.88%, 8/22/2037	2,000	2,352
2.50%, 6/3/2050	76,000	73,009
4.25%, 8/22/2057	250,000	325,949
2.70%, 6/3/2060	176,000	172,202
		859,626
IT Services — 4.7%
Fidelity National Information Services, Inc.
0.60%, 3/1/2024	131,000	129,464
Fiserv, Inc.
2.65%, 6/1/2030	32,000	32,362
4.40%, 7/1/2049	150,000	179,086
Global Payments, Inc.
2.90%, 5/15/2030	100,000	101,259
International Business Machines Corp.
3.50%, 5/15/2029	250,000	271,679
1.95%, 5/15/2030	250,000	243,673
4.25%, 5/15/2049	51,000	62,983
Mastercard, Inc.
3.85%, 3/26/2050	62,000	74,928
PayPal Holdings, Inc.
2.40%, 10/1/2024	170,000	175,862
1.65%, 6/1/2025	12,000	12,124
Visa, Inc.
3.15%, 12/14/2025	150,000	160,561
1.90%, 4/15/2027	128,000	130,122
2.70%, 4/15/2040	150,000	153,290
		1,727,393

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 75

Investments	Principal Amount	Value
Corporate Bonds (continued)
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	$100,000	$101,247
Machinery — 0.7%
Caterpillar, Inc. 3.25%, 4/9/2050	220,000	245,135
Media — 3.6%
Comcast Corp.
3.95%, 10/15/2025	118,000	128,768
3.15%, 3/1/2026	250,000	266,310
2.65%, 2/1/2030	32,000	33,119
4.25%, 10/15/2030	28,000	32,263
4.60%, 10/15/2038	194,000	236,164
3.75%, 4/1/2040	150,000	169,389
4.70%, 10/15/2048	44,000	57,090
Discovery Communications LLC
4.65%, 5/15/2050	100,000	118,653
Fox Corp.
4.71%, 1/25/2029	2,000	2,285
5.58%, 1/25/2049	100,000	137,169
ViacomCBS, Inc.
4.20%, 5/19/2032	112,000	126,795
		1,308,005
Multiline Retail — 1.1%
Dollar Tree, Inc.
3.70%, 5/15/2023	150,000	155,866
Target Corp.
2.35%, 2/15/2030	250,000	257,023
		412,889
Multi-Utilities — 0.2%
NiSource, Inc. 0.95%, 8/15/2025	58,000	56,593
Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.
2.24%, 5/11/2030	274,000	277,735
Exxon Mobil Corp.
3.04%, 3/1/2026	92,000	97,635
4.23%, 3/19/2040	240,000	286,190
4.33%, 3/19/2050	62,000	77,860
Kinder Morgan, Inc.
4.30%, 3/1/2028	100,000	111,017
MPLX LP
1.75%, 3/1/2026	193,000	191,286
2.65%, 8/15/2030	150,000	148,279
Investments	Principal Amount	Value
Corporate Bonds (continued)
Pioneer Natural Resources Co.
2.15%, 1/15/2031	$48,000	$46,101
Valero Energy Corp.
2.85%, 4/15/2025	98,000	101,782
Williams Cos., Inc. (The)
6.30%, 4/15/2040	149,000	201,745
		1,539,630
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	250,000	249,204
3.45%, 11/15/2027	100,000	108,918
3.90%, 2/20/2028	122,000	136,457
3.40%, 7/26/2029	56,000	61,392
Johnson & Johnson
3.70%, 3/1/2046	114,000	136,772
2.45%, 9/1/2060	18,000	17,338
Merck & Co., Inc.
1.45%, 6/24/2030	150,000	143,953
4.00%, 3/7/2049	126,000	155,254
Pfizer, Inc.
1.75%, 8/18/2031	100,000	97,364
7.20%, 3/15/2039	147,000	238,164
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026	94,000	101,117
		1,445,933
Road & Rail — 1.4%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	105,000	127,783
4.05%, 6/15/2048	150,000	182,553
Norfolk Southern Corp.
3.05%, 5/15/2050	28,000	28,875
Union Pacific Corp.
3.80%, 4/6/2071	150,000	176,930
		516,141
Semiconductors & Semiconductor Equipment — 3.1%
Broadcom, Inc.
4.15%, 11/15/2030	3,000	3,284
4.30%, 11/15/2032	406,000	452,871
Intel Corp.
3.90%, 3/25/2030 (a)	36,000	40,839
3.25%, 11/15/2049	20,000	21,402
4.75%, 3/25/2050	33,000	44,640
3.05%, 8/12/2051 (a)	196,000	203,185
NVIDIA Corp.
2.85%, 4/1/2030	200,000	212,541
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	161,803
		1,140,565

See accompanying notes to the financial statements.

76 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Corporate Bonds (continued)
Software — 6.2%
Microsoft Corp.
3.13%, 11/3/2025	$181,000	$193,201
3.30%, 2/6/2027	250,000	271,224
3.45%, 8/8/2036	88,000	101,136
3.04%, 3/17/2062	147,000	159,707
Oracle Corp.
2.40%, 9/15/2023	248,000	253,630
1.65%, 3/25/2026	310,000	308,650
2.65%, 7/15/2026	52,000	53,715
2.95%, 4/1/2030	150,000	154,888
3.60%, 4/1/2040	150,000	155,927
4.00%, 7/15/2046	50,000	54,058
3.60%, 4/1/2050	32,000	32,399
4.10%, 3/25/2061	250,000	272,658
salesforce.com, Inc.
2.90%, 7/15/2051	250,000	258,674
		2,269,867
Specialty Retail — 1.6%
Home Depot, Inc. (The)
5.88%, 12/16/2036	250,000	354,721
2.38%, 3/15/2051	50,000	46,536
Lowe's Cos., Inc.
3.00%, 10/15/2050	179,000	179,788
		581,045
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.
2.40%, 5/3/2023	150,000	153,667
0.75%, 5/11/2023	50,000	50,139
3.25%, 2/23/2026	150,000	160,503
2.38%, 2/8/2041	92,000	89,594
3.85%, 5/4/2043	168,000	199,366
3.45%, 2/9/2045	100,000	112,154
4.65%, 2/23/2046	6,000	7,951
2.65%, 5/11/2050	100,000	98,975
2.65%, 2/8/2051	100,000	99,148
2.70%, 8/5/2051	100,000	100,327
2.80%, 2/8/2061	113,000	112,202
2.85%, 8/5/2061	150,000	151,276
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (b)	122,000	165,605
HP, Inc.
6.00%, 9/15/2041	36,000	47,594
		1,548,501
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc. 3.25%, 3/27/2040	52,000	57,179
Investments	Principal Amount	Value
Corporate Bonds (continued)
Tobacco — 1.1%
Altria Group, Inc.
2.45%, 2/4/2032	$185,000	$174,155
3.40%, 2/4/2041	100,000	93,343
5.95%, 2/14/2049	24,000	30,517
Philip Morris International, Inc.
4.25%, 11/10/2044	100,000	114,758
		412,773
Wireless Telecommunication Services — 2.0%
T-Mobile USA, Inc.
3.50%, 4/15/2025	250,000	264,820
2.55%, 2/15/2031	250,000	246,488
3.00%, 2/15/2041	230,000	221,141
		732,449
Total Corporate Bonds (Cost $35,999,070)		36,119,191
	Shares
Securities Lending Reinvestments (c) — 0.4%
Investment Companies — 0.4%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $143,175)	143,175	143,175
	Principal Amount
Short-Term Investments — 0.7%
Repurchase Agreements (d) — 0.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $257,461 (Cost $257,461)	$257,461	257,461
Total Investments — 99.9% (Cost $36,399,706)		36,519,827
Other assets less liabilities — 0.1%		42,876
Net Assets — 100.0%		$36,562,703

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $337,658, collateralized in the form of cash with a value of $143,175 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $204,799 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 3.88%, and maturity dates ranging from December 30, 2021 - February 15, 2050. The total value of collateral is $347,974.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® BOND ETF SPXB :: 77

(b)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2021.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $143,175.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$518,212
Aggregate gross unrealized depreciation	(398,091)
Net unrealized appreciation	$120,121
Federal income tax cost	$36,399,706

See accompanying notes to the financial statements.

78 :: SPXB S&P 500® BOND ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 1.4%
General Dynamics Corp.	678,131	$128,146,415
Air Freight & Logistics — 1.5%
Expeditors International of Washington, Inc.	1,154,996	140,470,614
Banks — 1.4%
People's United Financial, Inc.	7,589,863	129,331,266
Beverages — 4.6%
Brown-Forman Corp., Class B	2,044,648	143,861,433
Coca-Cola Co. (The)	2,609,637	136,875,461
PepsiCo, Inc.	888,183	141,913,880
		422,650,774
Biotechnology — 1.7%
AbbVie, Inc.	1,301,831	150,075,078
Building Products — 1.8%
A O Smith Corp.	2,128,256	168,238,637
Capital Markets — 4.7%
Franklin Resources, Inc.	4,623,564	149,803,473
S&P Global, Inc.	315,389	143,732,229
T. Rowe Price Group, Inc.	687,082	137,382,046
		430,917,748
Chemicals — 9.6%
Air Products and Chemicals, Inc.	487,871	140,233,640
Albemarle Corp.	613,718	163,549,710
Ecolab, Inc.	641,596	142,094,266
Linde plc	452,276	143,887,087
PPG Industries, Inc.	878,570	135,449,137
Sherwin-Williams Co. (The)	463,380	153,489,991
		878,703,831
Commercial Services & Supplies — 1.5%
Cintas Corp.	332,875	140,536,496
Containers & Packaging — 1.5%
Amcor plc	11,684,396	132,267,363
Distributors — 1.5%
Genuine Parts Co.	1,068,045	136,432,068
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	5,574,039	127,255,310
Investments	Shares	Value
Common Stocks (continued)
Electric Utilities — 1.6%
NextEra Energy, Inc.	1,683,042	$146,054,385
Electrical Equipment — 1.4%
Emerson Electric Co.	1,470,222	129,144,300
Equity Real Estate Investment Trusts (REITs) — 4.7%
Essex Property Trust, Inc.	423,669	143,810,205
Federal Realty Investment Trust	1,177,052	144,388,969
Realty Income Corp.	2,041,439	138,654,537
		426,853,711
Food & Staples Retailing — 4.3%
Sysco Corp.	1,805,825	126,479,983
Walgreens Boots Alliance, Inc.	2,899,637	129,903,737
Walmart, Inc.	957,814	134,697,383
		391,081,103
Food Products — 4.7%
Archer-Daniels-Midland Co.	2,145,614	133,478,647
Hormel Foods Corp.	3,382,107	140,019,230
McCormick & Co., Inc. (Non-Voting)	1,759,972	151,040,797
		424,538,674
Gas Utilities — 1.5%
Atmos Energy Corp.	1,510,872	136,461,959
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	1,121,230	141,017,097
Becton Dickinson and Co.	575,023	136,360,954
Medtronic plc	1,154,300	123,163,810
		400,541,861
Health Care Providers & Services — 1.5%
Cardinal Health, Inc.	2,866,297	132,508,910
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp.	595,881	145,752,493
Household Durables — 1.3%
Leggett & Platt, Inc.	2,998,150	121,095,279
Household Products — 6.2%
Clorox Co. (The)	880,092	143,322,982
Colgate-Palmolive Co.	1,882,120	141,196,642
Kimberly-Clark Corp.	1,067,965	139,166,519
Procter & Gamble Co. (The)	1,008,894	145,865,895
		569,552,038

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® DIVIDEND ARISTOCRATS ETF NOBL :: 79

Investments	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 3.0%
3M Co.	785,851	$133,626,104
Roper Technologies, Inc.	291,625	135,357,744
		268,983,848
Insurance — 4.4%
Aflac, Inc.	2,512,947	136,050,950
Chubb Ltd.	755,197	135,535,206
Cincinnati Financial Corp.	1,162,798	132,442,692
		404,028,848
IT Services — 3.1%
Automatic Data Processing, Inc.	652,505	150,656,879
International Business Machines Corp.	1,159,565	135,785,062
		286,441,941
Life Sciences Tools & Services — 1.6%
West Pharmaceutical Services, Inc.	337,338	149,326,039
Machinery — 7.6%
Caterpillar, Inc.	708,112	136,913,455
Dover Corp.	839,675	137,580,749
Illinois Tool Works, Inc.	632,690	146,878,984
Pentair plc (a)	1,875,178	138,181,867
Stanley Black & Decker, Inc.	755,394	132,012,655
		691,567,710
Metals & Mining — 1.6%
Nucor Corp.	1,388,471	147,538,928
Multiline Retail — 1.5%
Target Corp.	555,107	135,357,291
Multi-Utilities — 1.6%
Consolidated Edison, Inc.	1,867,292	144,976,551
Oil, Gas & Consumable Fuels — 3.0%
Chevron Corp.	1,259,596	142,170,601
Exxon Mobil Corp.	2,250,987	134,699,062
		276,869,663
Pharmaceuticals — 1.5%
Johnson & Johnson	867,838	135,321,979
Specialty Retail — 1.7%
Lowe's Cos., Inc.	621,007	$151,892,102
Investments	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	2,008,508	$144,070,279
Trading Companies & Distributors — 1.7%
WW Grainger, Inc.	325,097	156,504,947
Total Common Stocks (Cost $8,125,161,687)		9,101,490,439
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $8,952,388 (Cost $8,952,381)	$8,952,381	8,952,381
Total Investments — 99.8% (Cost $8,134,114,068)		9,110,442,820
Other assets less liabilities — 0.2%		19,555,360
Net Assets — 100.0%		$9,129,998,180

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $102,061, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% - 6.88%, and maturity dates ranging from December 31, 2021 - May 15, 2051. The total value of collateral is $110,458.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,169,480,760
Aggregate gross unrealized depreciation	(206,299,329)
Net unrealized appreciation	$963,181,431
Federal income tax cost	$8,147,261,389

See accompanying notes to the financial statements.

80 :: NOBL S&P 500® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.6%
Abbott Laboratories (Health Care Equipment & Supplies)	0.6%	1,414	$177,839
AbbVie, Inc. (Biotechnology)	0.5%	1,410	162,545
Accenture plc, Class A (IT Services)	0.6%	507	181,202
Adobe, Inc.* (Software)	0.8%	379	253,873
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.5%	968	153,302
Alphabet, Inc., Class A* (Interactive Media & Services)	2.3%	241	683,946
Alphabet, Inc., Class C* (Interactive Media & Services)	2.1%	224	638,185
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4.1%	348	1,220,460
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6.9%	12,539	2,072,696
AT&T, Inc. (Diversified Telecommunication Services)	0.4%	5,699	130,108
Bank of America Corp. (Banks)	0.9%	5,911	262,862
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.4%	1,481	409,778
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	328	181,607
Cisco Systems, Inc. (Communications Equipment)	0.6%	3,365	184,537
Coca-Cola Co. (The) (Beverages)	0.5%	3,102	162,700
Comcast Corp., Class A (Media)	0.6%	3,656	182,727
Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	354	190,941
Danaher Corp. (Life Sciences Tools & Services)	0.5%	508	163,393
Eli Lilly & Co. (Pharmaceuticals)	0.5%	634	157,257
Home Depot, Inc. (The) (Specialty Retail)	1.1%	849	340,118
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.5%	3,238	159,310
Intuit, Inc. (Software)	0.5%	218	142,201
Johnson & Johnson (Pharmaceuticals)	1.1%	2,102	327,765
JPMorgan Chase & Co. (Banks)	1.3%	2,386	378,968
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Linde plc (Chemicals)	0.4%	413	$131,392
Lowe's Cos., Inc. (Specialty Retail)	0.5%	565	138,193
Mastercard, Inc., Class A (IT Services)	0.7%	696	219,184
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	597	146,026
Merck & Co., Inc. (Pharmaceuticals)	0.5%	2,019	151,243
Meta Platforms, Inc., Class A* (Interactive Media & Services)	2.0%	1,905	618,096
Microsoft Corp. (Software)	6.6%	6,000	1,983,540
Netflix, Inc.* (Entertainment)	0.8%	355	227,874
NextEra Energy, Inc. (Electric Utilities)	0.4%	1,564	135,724
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.6%	1,022	172,963
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2.1%	1,988	649,599
PayPal Holdings, Inc.* (IT Services)	0.6%	939	173,612
PepsiCo, Inc. (Beverages)	0.6%	1,103	176,237
Pfizer, Inc. (Pharmaceuticals)	0.8%	4,481	240,764
Procter & Gamble Co. (The) (Household Products)	0.9%	1,938	280,196
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	902	162,865
salesforce.com, Inc.* (Software)	0.7%	775	220,844
Tesla, Inc.* (Automobiles)	2.5%	647	740,660
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	737	141,777
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.7%	314	198,709
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.1%	753	334,498
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	3,305	166,142
Visa, Inc., Class A (IT Services)	0.9%	1,347	261,008
Walmart, Inc. (Food & Staples Retailing)	0.5%	1,140	160,318
Walt Disney Co. (The)* (Entertainment)	0.7%	1,452	210,395
Wells Fargo & Co. (Banks)	0.5%	3,278	156,623
Other Common Stocks (a)	42.9%	128,107	12,955,051
Total Common Stocks (Cost $27,525,316)			30,071,853

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 81

	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (b) — 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $94,396 (Cost $94,395)	$94,395	$94,395
Total Investments — 99.9% (Cost $27,619,711)		30,166,248
Other assets less liabilities — 0.1%		24,613
Net Assets — 100.0%		$30,190,861

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $95,100, collateralized in the form of

U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $102,551.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,798,977
Aggregate gross unrealized depreciation	(1,265,347)
Net unrealized appreciation	$2,533,630
Federal income tax cost	$27,632,618

S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.4%
Air Freight & Logistics	0.6%
Airlines	0.2%
Auto Components	0.1%
Automobiles	2.9%
Banks	4.2%
Beverages	1.4%
Biotechnology	1.8%
Building Products	0.5%
Capital Markets	3.1%
Chemicals	1.8%
Commercial Services & Supplies	0.4%
Communications Equipment	0.9%
Construction & Engineering	0.0%*
Construction Materials	0.1%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Financial Services	1.4%
Diversified Telecommunication Services	1.0%
Electric Utilities	1.6%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.7%
Entertainment	1.8%
Equity Real Estate Investment Trusts (REITs)	2.6%
Food & Staples Retailing	1.4%
Food Products	0.8%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	2.9%
Health Care Providers & Services	2.6%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	1.9%

See accompanying notes to the financial statements.

82 :: SPXE S&P 500® EX-ENERGY ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Household Durables	0.4%
Household Products	1.3%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.0%
Insurance	1.9%
Interactive Media & Services	6.6%
Internet & Direct Marketing Retail	4.3%
IT Services	4.3%
Leisure Products	0.0%*
Life Sciences Tools & Services	2.0%
Machinery	1.5%
Media	1.1%
Metals & Mining	0.3%
Multiline Retail	0.5%
Multi-Utilities	0.7%
Personal Products	0.2%
Pharmaceuticals	3.6%
Professional Services	0.5%
Real Estate Management & Development	0.1%
Road & Rail	1.0%
Semiconductors & Semiconductor Equipment	6.8%
Software	10.2%
Specialty Retail	2.5%
Technology Hardware, Storage & Peripherals	7.2%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	0.6%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	0.4%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® EX-ENERGY ETF SPXE :: 83

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.6%
Abbott Laboratories (Health Care Equipment & Supplies)	0.7%	484	$60,873
AbbVie, Inc. (Biotechnology)	0.6%	482	55,565
Accenture plc, Class A (IT Services)	0.7%	173	61,830
Adobe, Inc.* (Software)	1.0%	131	87,750
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.6%	331	52,420
Alphabet, Inc., Class A* (Interactive Media & Services)	2.6%	83	235,550
Alphabet, Inc., Class C* (Interactive Media & Services)	2.4%	77	219,376
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4.6%	120	420,848
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7.7%	4,287	708,640
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	1,948	44,473
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.7%	112	62,012
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	528	59,595
Cisco Systems, Inc. (Communications Equipment)	0.7%	1,149	63,011
Coca-Cola Co. (The) (Beverages)	0.6%	1,059	55,545
Comcast Corp., Class A (Media)	0.7%	1,251	62,525
Costco Wholesale Corp. (Food & Staples Retailing)	0.7%	121	65,265
Danaher Corp. (Life Sciences Tools & Services)	0.6%	173	55,644
Eli Lilly & Co. (Pharmaceuticals)	0.6%	217	53,825
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.8%	1,155	69,115
Home Depot, Inc. (The) (Specialty Retail)	1.3%	291	116,578
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	1,107	54,464
Intuit, Inc. (Software)	0.5%	75	48,923
Johnson & Johnson (Pharmaceuticals)	1.2%	719	112,114
Linde plc (Chemicals)	0.5%	141	44,858
Lowe's Cos., Inc. (Specialty Retail)	0.5%	193	47,206
Mastercard, Inc., Class A (IT Services)	0.8%	238	74,951
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	204	49,898
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Merck & Co., Inc. (Pharmaceuticals)	0.6%	690	$51,688
Meta Platforms, Inc., Class A* (Interactive Media & Services)	2.3%	651	211,224
Microsoft Corp. (Software)	7.4%	2,051	678,040
Netflix, Inc.* (Entertainment)	0.9%	121	77,670
NextEra Energy, Inc. (Electric Utilities)	0.5%	535	46,427
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.6%	349	59,065
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2.4%	680	222,197
Oracle Corp. (Software)	0.4%	449	40,742
PayPal Holdings, Inc.* (IT Services)	0.6%	320	59,165
PepsiCo, Inc. (Beverages)	0.7%	377	60,237
Pfizer, Inc. (Pharmaceuticals)	0.9%	1,531	82,260
Procter & Gamble Co. (The) (Household Products)	1.0%	663	95,857
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	307	55,432
salesforce.com, Inc.* (Software)	0.8%	266	75,799
Tesla, Inc.* (Automobiles)	2.8%	222	254,137
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	253	48,670
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.7%	107	67,713
Union Pacific Corp. (Road & Rail)	0.4%	179	42,180
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.2%	258	114,609
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	1,129	56,755
Visa, Inc., Class A (IT Services)	1.0%	461	89,328
Walmart, Inc. (Food & Staples Retailing)	0.6%	390	54,846
Walt Disney Co. (The)* (Entertainment)	0.8%	496	71,870
Other Common Stocks (a)	38.0%	37,041	3,490,329
Total Common Stocks (Cost $8,253,991)			9,149,094
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $979)	0.0%	979	979

See accompanying notes to the financial statements.

84 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Principal Amount	Value
Short-Term Investments — 0.3%
Repurchase Agreements (d) — 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $27,457 (Cost $27,457)	$27,457	$27,457
Total Investments — 99.9% (Cost $8,282,427)		9,177,530
Other assets less liabilities — 0.1%		9,176
Net Assets — 100.0%		$9,186,706

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $26,139, collateralized in the form of cash with a value of $979 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $27,259 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $28,238.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $979.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,260,032
Aggregate gross unrealized depreciation	(371,827)
Net unrealized appreciation	$888,205
Federal income tax cost	$8,289,325

S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.5%
Air Freight & Logistics	0.7%
Airlines	0.2%
Auto Components	0.2%
Automobiles	3.2%
Beverages	1.5%
Biotechnology	2.1%
Building Products	0.6%
Chemicals	2.0%
Commercial Services & Supplies	0.5%
Communications Equipment	1.0%
Construction & Engineering	0.0%*
Construction Materials	0.1%
Containers & Packaging	0.3%
Distributors	0.2%
Diversified Telecommunication Services	1.1%
Electric Utilities	1.8%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.2%
Entertainment	2.0%
Food & Staples Retailing	1.6%
Food Products	1.0%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	3.3%
Health Care Providers & Services	2.9%
Health Care Technology	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® EX-FINANCIALS ETF SPXN :: 85

Hotels, Restaurants & Leisure	2.1%
Household Durables	0.4%
Household Products	1.5%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.2%
Interactive Media & Services	7.5%
Internet & Direct Marketing Retail	4.8%
IT Services	4.8%
Leisure Products	0.0%*
Life Sciences Tools & Services	2.3%
Machinery	1.7%
Media	1.2%
Metals & Mining	0.4%
Multiline Retail	0.6%
Multi-Utilities	0.8%
Oil, Gas & Consumable Fuels	2.9%
Personal Products	0.2%
Pharmaceuticals	4.1%
Professional Services	0.5%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	7.7%
Software	11.5%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	8.1%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	0.6%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	0.4%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

86 :: SPXN S&P 500® EX-FINANCIALS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.7%
Accenture plc, Class A (IT Services)	0.7%	81	$28,949
Adobe, Inc.* (Software)	0.9%	61	40,861
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.6%	155	24,547
Alphabet, Inc., Class A* (Interactive Media & Services)	2.5%	39	110,680
Alphabet, Inc., Class C* (Interactive Media & Services)	2.4%	36	102,565
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	4.5%	56	196,396
Apple, Inc. (Technology Hardware, Storage & Peripherals)	7.6%	2,009	332,087
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	117	17,221
AT&T, Inc. (Diversified Telecommunication Services)	0.5%	913	20,843
Bank of America Corp. (Banks)	1.0%	947	42,113
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.5%	237	65,576
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.7%	53	29,345
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.6%	248	27,992
Cisco Systems, Inc. (Communications Equipment)	0.7%	539	29,559
Coca-Cola Co. (The) (Beverages)	0.6%	497	26,068
Comcast Corp., Class A (Media)	0.7%	586	29,288
Costco Wholesale Corp. (Food & Staples Retailing)	0.7%	57	30,745
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.8%	541	32,373
Home Depot, Inc. (The) (Specialty Retail)	1.3%	136	54,483
Honeywell International, Inc. (Industrial Conglomerates)	0.4%	88	17,797
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.6%	519	25,535
Intuit, Inc. (Software)	0.5%	35	22,831
JPMorgan Chase & Co. (Banks)	1.4%	383	60,832
Linde plc (Chemicals)	0.5%	66	20,997
Lowe's Cos., Inc. (Specialty Retail)	0.5%	91	22,258
Mastercard, Inc., Class A (IT Services)	0.8%	112	35,271
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.5%	96	23,481
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Meta Platforms, Inc., Class A* (Interactive Media & Services)	2.3%	305	$98,960
Microsoft Corp. (Software)	7.3%	962	318,028
Morgan Stanley (Capital Markets)	0.4%	187	17,731
Netflix, Inc.* (Entertainment)	0.9%	57	36,588
NextEra Energy, Inc. (Electric Utilities)	0.5%	251	21,782
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.6%	164	27,755
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	2.4%	319	104,237
Oracle Corp. (Software)	0.4%	211	19,146
PayPal Holdings, Inc.* (IT Services)	0.6%	151	27,918
PepsiCo, Inc. (Beverages)	0.7%	177	28,281
Philip Morris International, Inc. (Tobacco)	0.4%	200	17,188
Procter & Gamble Co. (The) (Household Products)	1.0%	311	44,964
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.6%	144	26,001
salesforce.com, Inc.* (Software)	0.8%	124	35,335
Tesla, Inc.* (Automobiles)	2.7%	104	119,055
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	118	22,700
Union Pacific Corp. (Road & Rail)	0.5%	84	19,794
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.4%	93	18,448
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.6%	529	26,593
Visa, Inc., Class A (IT Services)	1.0%	216	41,854
Walmart, Inc. (Food & Staples Retailing)	0.6%	183	25,735
Walt Disney Co. (The)* (Entertainment)	0.8%	233	33,762
Wells Fargo & Co. (Banks)	0.6%	525	25,084
Other Common Stocks (a)	39.2%	18,951	1,702,440
Total Common Stocks (Cost $3,893,538)			4,330,072
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $326)	0.0%	326	326

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 87

	Principal Amount	Value
Short-Term Investments — 0.2%
Repurchase Agreements (d) — 0.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $10,813 (Cost $10,813)	$10,813	$10,813
Total Investments — 99.9% (Cost $3,904,677)		4,341,211
Other assets less liabilities — 0.1%		4,067
Net Assets — 100.0%		$4,345,278

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $13,207, collateralized in the form of cash with a value of $326 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $13,935 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $14,261.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $326.

(c)  Represents less than 0.05% of net assets.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,055
Aggregate gross unrealized depreciation	(181,473)
Net unrealized appreciation	$420,582
Federal income tax cost	$3,920,629

S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.5%
Air Freight & Logistics	0.7%
Airlines	0.2%
Auto Components	0.2%
Automobiles	3.2%
Banks	4.7%
Beverages	1.5%
Building Products	0.6%
Capital Markets	3.4%
Chemicals	2.0%
Commercial Services & Supplies	0.5%
Communications Equipment	1.0%
Construction & Engineering	0.0%*
Construction Materials	0.2%
Consumer Finance	0.6%
Containers & Packaging	0.3%
Distributors	0.2%
Diversified Financial Services	1.5%
Diversified Telecommunication Services	1.1%
Electric Utilities	1.8%
Electrical Equipment	0.6%
Electronic Equipment, Instruments & Components	0.8%
Energy Equipment & Services	0.2%
Entertainment	2.0%
Equity Real Estate Investment Trusts (REITs)	2.9%
Food & Staples Retailing	1.6%
Food Products	0.9%

See accompanying notes to the financial statements.

88 :: SPXV S&P 500® EX-HEALTH CARE ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Gas Utilities	0.0%*
Hotels, Restaurants & Leisure	2.1%
Household Durables	0.4%
Household Products	1.5%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	1.2%
Insurance	2.1%
Interactive Media & Services	7.4%
Internet & Direct Marketing Retail	4.8%
IT Services	4.8%
Leisure Products	0.0%*
Machinery	1.7%
Media	1.2%
Metals & Mining	0.4%
Multiline Retail	0.6%
Multi-Utilities	0.8%
Oil, Gas & Consumable Fuels	2.9%
Personal Products	0.2%
Professional Services	0.5%
Real Estate Management & Development	0.1%
Road & Rail	1.1%
Semiconductors & Semiconductor Equipment	7.6%
Software	11.4%
Specialty Retail	2.8%
Technology Hardware, Storage & Peripherals	8.0%
Textiles, Apparel & Luxury Goods	0.8%
Tobacco	0.6%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	0.3%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® EX-HEALTH CARE ETF SPXV :: 89

	Percentage of Net Assets	Shares	Value
Common Stocks — 99.6%
Abbott Laboratories (Health Care Equipment & Supplies)	0.8%	594	$74,707
AbbVie, Inc. (Biotechnology)	0.7%	591	68,130
Alphabet, Inc., Class A* (Interactive Media & Services)	3.1%	101	286,633
Alphabet, Inc., Class C* (Interactive Media & Services)	3.0%	95	270,659
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	5.6%	146	512,032
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	153	40,160
AT&T, Inc. (Diversified Telecommunication Services)	0.6%	2,389	54,541
Bank of America Corp. (Banks)	1.2%	2,476	110,108
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.9%	621	171,825
BlackRock, Inc. (Capital Markets)	0.5%	48	43,421
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.8%	646	72,914
Citigroup, Inc. (Banks)	0.5%	678	43,189
Coca-Cola Co. (The) (Beverages)	0.7%	1,299	68,132
Comcast Corp., Class A (Media)	0.8%	1,532	76,569
Costco Wholesale Corp. (Food & Staples Retailing)	0.9%	148	79,828
Danaher Corp. (Life Sciences Tools & Services)	0.7%	213	68,509
Eli Lilly & Co. (Pharmaceuticals)	0.7%	265	65,731
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.9%	1,415	84,674
Goldman Sachs Group, Inc. (The) (Capital Markets)	0.5%	113	43,052
Home Depot, Inc. (The) (Specialty Retail)	1.6%	356	142,617
Honeywell International, Inc. (Industrial Conglomerates)	0.5%	230	46,515
Johnson & Johnson (Pharmaceuticals)	1.5%	881	137,374
JPMorgan Chase & Co. (Banks)	1.7%	1,001	158,989
Linde plc (Chemicals)	0.6%	173	55,038
Lowe's Cos., Inc. (Specialty Retail)	0.6%	236	57,723
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.7%	249	60,905
Medtronic plc (Health Care Equipment & Supplies)	0.5%	450	48,015
Merck & Co., Inc. (Pharmaceuticals)	0.7%	847	63,449
Meta Platforms, Inc., Class A* (Interactive Media & Services)	2.8%	798	258,919
Moderna, Inc.* (Biotechnology)	0.5%	118	41,587
Morgan Stanley (Capital Markets)	0.5%	489	46,367
	Percentage of Net Assets	Shares	Value
Common Stocks (continued)
Netflix, Inc.* (Entertainment)	1.0%	148	$95,001
NextEra Energy, Inc. (Electric Utilities)	0.6%	656	56,928
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.8%	428	72,435
PepsiCo, Inc. (Beverages)	0.8%	463	73,978
Pfizer, Inc. (Pharmaceuticals)	1.1%	1,877	100,851
Philip Morris International, Inc. (Tobacco)	0.5%	522	44,861
Procter & Gamble Co. (The) (Household Products)	1.3%	812	117,399
Raytheon Technologies Corp. (Aerospace & Defense)	0.4%	503	40,703
Starbucks Corp. (Hotels, Restaurants & Leisure)	0.5%	394	43,198
Target Corp. (Multiline Retail)	0.4%	166	40,478
Tesla, Inc.* (Automobiles)	3.4%	271	310,230
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.9%	132	83,534
Union Pacific Corp. (Road & Rail)	0.6%	218	51,370
United Parcel Service, Inc., Class B (Air Freight & Logistics)	0.5%	243	48,204
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.5%	315	139,929
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.8%	1,384	69,573
Walmart, Inc. (Food & Staples Retailing)	0.7%	478	67,221
Walt Disney Co. (The)* (Entertainment)	1.0%	609	88,244
Wells Fargo & Co. (Banks)	0.7%	1,373	65,602
Other Common Stocks (a)	45.6%	47,519	4,191,185
Total Common Stocks (Cost $8,879,344)			9,153,236
		Principal Amount
Short-Term Investments — 0.3%
Repurchase Agreements (b) — 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $29,697 (Cost $29,697)		$29,697	29,697
Total Investments — 99.9% (Cost $8,909,041)			9,182,933
Other assets less liabilities — 0.1%			11,133
Net Assets — 100.0%			$9,194,066
See accompanying notes to the financial statements.

90 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $30,454, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $32,928.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$673,698
Aggregate gross unrealized depreciation	(419,959)
Net unrealized appreciation	$253,739
Federal income tax cost	$8,929,194

S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.9%
Air Freight & Logistics	0.8%
Airlines	0.3%
Auto Components	0.2%
Automobiles	3.9%
Banks	5.8%
Beverages	1.9%
Biotechnology	2.5%
Building Products	0.7%
Capital Markets	4.2%
Chemicals	2.4%
Commercial Services & Supplies	0.6%
Construction & Engineering	0.1%
Construction Materials	0.2%
Consumer Finance	0.8%
Containers & Packaging	0.4%
Distributors	0.2%
Diversified Financial Services	1.9%
Diversified Telecommunication Services	1.4%
Electric Utilities	2.2%
Electrical Equipment	0.8%
Energy Equipment & Services	0.3%
Entertainment	2.4%
Equity Real Estate Investment Trusts (REITs)	3.6%
Food & Staples Retailing	1.9%
Food Products	1.2%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	4.0%
Health Care Providers & Services	3.6%
Health Care Technology	0.1%
Hotels, Restaurants & Leisure	2.6%
Household Durables	0.5%
Household Products	1.8%
Independent Power and Renewable Electricity Producers	0.1%
Industrial Conglomerates	1.4%
Insurance	2.6%
Interactive Media & Services	9.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P 500® EX-TECHNOLOGY ETF SPXT :: 91

Internet & Direct Marketing Retail	5.9%
Leisure Products	0.0%*
Life Sciences Tools & Services	2.8%
Machinery	2.1%
Media	1.5%
Metals & Mining	0.5%
Multiline Retail	0.7%
Multi-Utilities	1.0%
Oil, Gas & Consumable Fuels	3.5%
Personal Products	0.3%
Pharmaceuticals	5.0%
Professional Services	0.6%
Real Estate Management & Development	0.1%
Road & Rail	1.4%
Specialty Retail	3.4%
Textiles, Apparel & Luxury Goods	1.0%
Tobacco	0.8%
Trading Companies & Distributors	0.3%
Water Utilities	0.1%
Wireless Telecommunication Services	0.2%
Other[a]	0.4%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

92 :: SPXT S&P 500® EX-TECHNOLOGY ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 100.7%
Automobiles — 3.8%
Tesla, Inc.*	147	$168,280
Chemicals — 2.7%
Huntsman Corp.	3,739	118,489
Construction & Engineering — 9.1%
Arcosa, Inc.	2,848	145,732
ReneSola Ltd., ADR*	20,554	141,822
Valmont Industries, Inc.	491	117,364
		404,918
Electrical Equipment — 38.9%
Advent Technologies Holdings, Inc.*	13,730	105,172
American Superconductor Corp.*	11,364	145,459
Array Technologies, Inc.*	6,604	118,971
Ballard Power Systems, Inc.*	10,034	152,116
Eos Energy Enterprises, Inc.*	16,310	162,285
FTC Solar, Inc.*	16,981	145,357
FuelCell Energy, Inc.*	17,034	147,855
Ocean Power Technologies, Inc.*	87,106	175,954
Plug Power, Inc.*	3,987	158,882
Shoals Technologies Group, Inc., Class A*	5,019	141,034
Sunrun, Inc.*	3,076	141,619
TPI Composites, Inc.*	7,605	135,597
		1,730,301
Independent Power and Renewable Electricity Producers — 9.5%
Azure Power Global Ltd.*	5,611	115,587
Ormat Technologies, Inc.	2,049	154,699
Sunnova Energy International, Inc.*	4,144	153,204
		423,490
Industrial Conglomerates — 3.4%
General Electric Co.	1,601	152,079
Investments	Shares	Value
Common Stocks (continued)
Machinery — 3.1%
Hyster-Yale Materials Handling, Inc.	3,562	$139,844
Semiconductors & Semiconductor Equipment — 30.2%
Applied Materials, Inc.	778	114,514
Canadian Solar, Inc.*	4,132	156,768
Daqo New Energy Corp., ADR*	2,346	134,519
Enphase Energy, Inc.*	633	158,250
First Solar, Inc.*	1,558	161,409
JinkoSolar Holding Co. Ltd., ADR*	2,776	145,129
Maxeon Solar Technologies Ltd.*	9,151	167,006
SolarEdge Technologies, Inc.*	453	148,475
SunPower Corp.*	5,472	156,773
		1,342,843
Total Common Stocks (Cost $4,193,464)		4,480,244
Total Investments — 100.7% (Cost $4,193,464)		4,480,244
Liabilities in excess of other assets — (0.7%)		(30,117)
Net Assets — 100.0%		$4,450,127

*  Non-income producing security.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,936
Aggregate gross unrealized depreciation	(117,156)
Net unrealized appreciation	$286,780
Federal income tax cost	$4,193,464

S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	77.9%
China	9.5%
Canada	6.9%
Singapore	3.8%
India	2.6%
Other[a]	(0.7%)
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P KENSHO CLEANTECH ETF CTEX :: 93

Investments	Shares	Value
Common Stocks — 99.8%
Electrical Equipment — 17.4%
ABB Ltd., ADR	6,469	$223,504
Emerson Electric Co.	2,587	227,242
Rockwell Automation, Inc.	735	247,107
		697,853
Electronic Equipment, Instruments & Components — 21.2%
Cognex Corp.	2,754	212,747
FARO Technologies, Inc.*	2,022	140,448
Hollysys Automation Technologies Ltd.*	10,490	162,175
Ouster, Inc.*	28,634	194,711
Sanmina Corp.*	3,849	140,643
		850,724
Machinery — 3.8%
Dover Corp.	930	152,380
Professional Services — 4.0%
Jacobs Engineering Group, Inc.	1,129	160,950
Semiconductors & Semiconductor Equipment — 19.7%
Allegro MicroSystems, Inc.*	5,013	156,556
Ambarella, Inc.*	816	146,488
KLA Corp.	391	159,579
ON Semiconductor Corp.*	2,674	164,264
Tower Semiconductor Ltd.*	4,575	162,321
		789,208
Software — 26.2%
Aspen Technology, Inc.*	1,571	227,842
Autodesk, Inc.*	788	200,302
C3.ai, Inc., Class A*	3,278	121,155
Investments	Shares	Value
Common Stocks (continued)
PTC, Inc.*	2,079	$227,817
SAP SE, ADR	1,075	138,073
UiPath, Inc., Class A*	2,784	134,328
		1,049,517
Technology Hardware, Storage & Peripherals — 7.5%
3D Systems Corp.*	7,902	180,007
Stratasys Ltd.*	4,415	119,161
		299,168
Total Common Stocks (Cost $4,044,005)		3,999,800
Total Investments — 99.8% (Cost $4,044,005)		3,999,800
Other assets less liabilities — 0.2%		6,776
Net Assets — 100.0%		$4,006,576

*  Non-income producing security.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,429
Aggregate gross unrealized depreciation	(253,892)
Net unrealized depreciation	$(44,463)
Federal income tax cost	$4,044,263

S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	82.7%
Switzerland	5.6%
Israel	4.1%
China	4.0%
Germany	3.4%
Other[a]	0.2%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

94 :: MAKX S&P KENSHO SMART FACTORIES ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.6%
Banks — 11.2%
Bank OZK	439,775	$19,662,340
Commerce Bancshares, Inc.	271,996	18,985,321
Cullen/Frost Bankers, Inc.	149,472	18,817,030
Prosperity Bancshares, Inc.	258,388	18,417,897
UMB Financial Corp.	189,434	19,053,272
United Bankshares, Inc.	529,035	18,902,420
		113,838,280
Building Products — 1.9%
Carlisle Cos., Inc.	86,250	19,423,500
Capital Markets — 3.9%
FactSet Research Systems, Inc.	45,541	21,339,145
SEI Investments Co.	305,387	18,210,227
		39,549,372
Chemicals — 4.0%
RPM International, Inc.	221,701	20,183,659
Sensient Technologies Corp. (a)	204,450	19,890,941
		40,074,600
Commercial Services & Supplies — 1.8%
MSA Safety, Inc.	126,741	18,164,520
Containers & Packaging — 5.7%
AptarGroup, Inc.	153,613	18,370,579
Silgan Holdings, Inc.	490,924	20,358,618
Sonoco Products Co.	329,701	19,165,519
		57,894,716
Electric Utilities — 1.9%
OGE Energy Corp.	573,557	19,684,476
Electrical Equipment — 4.0%
Hubbell, Inc.	102,187	19,997,996
Regal Rexnord Corp.	130,630	20,652,603
		40,650,599
Equity Real Estate Investment Trusts (REITs) — 3.6%
National Retail Properties, Inc.	425,290	18,755,289
Omega Healthcare Investors, Inc.	642,250	17,944,465
		36,699,754
Food & Staples Retailing — 2.0%
Casey's General Stores, Inc.	102,284	19,872,758
Investments	Shares	Value
Common Stocks (continued)
Food Products — 5.6%
Flowers Foods, Inc.	782,738	$20,210,295
Lancaster Colony Corp.	113,125	16,538,875
Tootsie Roll Industries, Inc.	622,690	19,583,601
		56,332,771
Gas Utilities — 11.1%
National Fuel Gas Co.	337,295	19,499,024
New Jersey Resources Corp.	517,322	19,027,103
ONE Gas, Inc.	288,847	18,728,839
Southwest Gas Holdings, Inc.	283,712	18,671,087
Spire, Inc.	305,482	18,283,098
UGI Corp.	442,751	18,263,479
		112,472,630
Insurance — 11.1%
American Financial Group, Inc.	140,878	18,822,710
Hanover Insurance Group, Inc. (The)	147,940	18,011,695
Mercury General Corp. (a)	346,586	17,682,818
Old Republic International Corp.	783,833	18,780,639
RenaissanceRe Holdings Ltd.	132,967	20,491,544
RLI Corp.	181,163	18,619,933
		112,409,339
Leisure Products — 1.7%
Polaris, Inc.	155,610	17,395,642
Machinery — 9.4%
Donaldson Co., Inc.	328,378	18,530,370
Graco, Inc.	260,065	18,956,138
Lincoln Electric Holdings, Inc.	135,819	18,330,132
Nordson Corp.	77,263	19,639,482
Toro Co. (The)	197,694	19,880,109
		95,336,231
Media — 1.8%
John Wiley & Sons, Inc., Class A	360,065	18,716,179
Metals & Mining — 2.0%
Royal Gold, Inc.	197,953	19,801,239
Multi-Utilities — 5.4%
Black Hills Corp.	295,902	18,973,236
MDU Resources Group, Inc.	629,278	17,135,240
NorthWestern Corp.	343,914	19,018,444
		55,126,920

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF REGL :: 95

Investments	Shares	Value
Common Stocks (continued)
Personal Products — 2.1%
Nu Skin Enterprises, Inc., Class A	477,894	$20,969,989
Road & Rail — 1.8%
Ryder System, Inc.	220,678	18,333,928
Specialty Retail — 2.0%
Williams-Sonoma, Inc.	103,529	20,171,590
Trading Companies & Distributors — 1.9%
MSC Industrial Direct Co., Inc., Class A	239,501	18,848,729
Water Utilities — 1.9%
Essential Utilities, Inc.	418,311	19,773,561
Wireless Telecommunication Services — 1.8%
Telephone and Data Systems, Inc.	1,011,708	17,886,997
Total Common Stocks (Cost $863,685,724)		1,009,428,320
	Principal Amount
Short-Term Investments — 0.2%
Repurchase Agreements (b) — 0.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $2,116,408 (Cost $2,116,406)	$2,116,406	2,116,406
Total Investments — 99.8% (Cost $865,802,130)		1,011,544,726
Other assets less liabilities — 0.2%		1,930,779
Net Assets — 100.0%		$1,013,475,505

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $787,850, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - November 15, 2050. The total value of collateral is $831,328.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,596,499
Aggregate gross unrealized depreciation	(21,546,428)
Net unrealized appreciation	$144,050,071
Federal income tax cost	$867,494,655

See accompanying notes to the financial statements.

96 :: REGL S&P MIDCAP 400® DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 99.8%
Communications Equipment — 5.5%
Cisco Systems, Inc.	54,802	$3,005,342
Motorola Solutions, Inc.	12,497	3,163,990
		6,169,332
Electronic Equipment, Instruments & Components — 22.0%
Amphenol Corp., Class A	39,308	3,167,439
Avnet, Inc.	81,026	2,938,813
Badger Meter, Inc.	29,593	3,029,139
CDW Corp.	16,349	3,095,847
Corning, Inc.	80,351	2,980,218
Littelfuse, Inc.	10,568	3,154,337
National Instruments Corp.	75,467	3,133,390
TE Connectivity Ltd.	20,931	3,221,909
		24,721,092
Entertainment — 2.0%
Activision Blizzard, Inc.	39,424	2,310,246
Internet & Direct Marketing Retail — 2.8%
PetMed Express, Inc. (a)	113,983	3,118,575
IT Services — 26.0%
Accenture plc, Class A	8,906	3,183,004
Automatic Data Processing, Inc.	14,456	3,337,746
Broadridge Financial Solutions, Inc.	16,987	2,863,499
Cass Information Systems, Inc.	73,259	2,942,082
CSG Systems International, Inc.	61,412	3,237,027
International Business Machines Corp.	21,703	2,541,421
Jack Henry & Associates, Inc.	18,002	2,729,643
Kyndryl Holdings, Inc.*	4,341	68,588
Mastercard, Inc., Class A	8,633	2,718,704
Paychex, Inc.	25,267	3,011,826
Visa, Inc., Class A (a)	13,308	2,578,691
		29,212,231
Semiconductors & Semiconductor Equipment — 21.3%
Analog Devices, Inc.	17,408	3,137,792
Broadcom, Inc.	6,047	3,348,103
KLA Corp.	9,299	3,795,201
Microchip Technology, Inc.	41,131	3,431,559
Power Integrations, Inc.	30,956	3,096,529
QUALCOMM, Inc.	23,305	4,207,951
Texas Instruments, Inc.	15,452	2,972,501
		23,989,636
Software — 8.6%
Intuit, Inc.	5,395	3,519,159
Microsoft Corp.	10,019	3,312,181
Oracle Corp.	31,869	2,891,793
		9,723,133
Investments	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 11.6%
Apple, Inc.	20,635	$3,410,965
Hewlett Packard Enterprise Co.	198,829	2,853,196
HP, Inc.	107,725	3,800,539
NetApp, Inc.	33,959	3,018,276
		13,082,976
Total Common Stocks (Cost $99,969,294)		112,327,221
Securities Lending Reinvestments (b) — 2.7%
Investment Companies — 2.7%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,993,610)	2,993,610	2,993,610
	Principal Amount
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $59,579 (Cost $59,579)	$59,579	59,579
Total Investments — 102.6% (Cost $103,022,483)		115,380,410
Liabilities in excess of other assets — (2.6%)		(2,896,656)
Net Assets — 100.0%		$112,483,754

*  Non-income producing security.

(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $5,370,602, collateralized in the form of cash with a value of $2,993,610 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,662,677 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.25%, and maturity dates ranging from December 30, 2021 - August 15, 2051. The total value of collateral is $5,656,287.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $2,993,610.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF TDV :: 97

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,356,325
Aggregate gross unrealized depreciation	(3,092,809)
Net unrealized appreciation	$12,263,516
Federal income tax cost	$103,116,894

See accompanying notes to the financial statements.

98 :: TDV S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Foreign Government Securities — 74.8%
Arab Republic of Egypt
4.55%, 11/20/2023 (a)	$200,000	$199,168
5.75%, 5/29/2024 (a)	200,000	201,408
Democratic Socialist Republic of Sri Lanka
6.85%, 3/14/2024 (a)	200,000	115,456
6.13%, 6/3/2025 (a)	200,000	113,500
Dominican Republic Government Bond
5.50%, 1/27/2025 (a)	200,000	215,502
Export-Import Bank of China (The)
3.63%, 7/31/2024 (a)	200,000	213,441
Export-Import Bank of India
4.00%, 1/14/2023 (a)	200,000	206,283
Federative Republic of Brazil
8.88%, 4/15/2024	270,000	317,928
6.00%, 4/7/2026	200,000	223,316
Hungary Government Bond
5.38%, 2/21/2023	230,000	242,434
5.38%, 3/25/2024	14,000	15,263
Islamic Republic of Pakistan
6.00%, 4/8/2026 (a)	200,000	197,252
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	200,000	219,489
Kingdom of Saudi Arabia
4.00%, 4/17/2025 (a)	400,000	432,181
People's Republic of China
3.25%, 10/19/2023 (a)	200,000	209,956
0.55%, 10/21/2025 (a)	200,000	195,298
Perusahaan Penerbit SBSN Indonesia III
4.35%, 9/10/2024 (a)	200,000	216,982
4.33%, 5/28/2025 (a)	200,000	219,646
Republic of Colombia
2.63%, 3/15/2023	200,000	201,352
4.50%, 1/28/2026	200,000	208,484
Republic of Croatia
5.50%, 4/4/2023 (a)	200,000	211,500
Republic of Indonesia
4.45%, 2/11/2024	200,000	214,467
4.13%, 1/15/2025 (a)	200,000	216,431
Republic of Panama
7.13%, 1/29/2026	100,000	119,835
Republic of Peru
7.35%, 7/21/2025	100,000	119,501
Republic of Poland
4.00%, 1/22/2024	100,000	105,810
3.25%, 4/6/2026	40,000	42,750
Republic of South Africa
5.88%, 9/16/2025	400,000	440,096
Investments	Principal Amount	Value
Foreign Government Securities (continued)
Republic of Turkey
7.25%, 12/23/2023	$400,000	$414,547
7.38%, 2/5/2025	150,000	153,548
4.25%, 3/13/2025	200,000	187,981
Romania Government Bond
4.38%, 8/22/2023 (a)	80,000	84,090
Russian Federation
4.88%, 9/16/2023 (a)	200,000	211,865
State of Qatar
3.88%, 4/23/2023 (a)	200,000	208,488
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	200,000	202,043
Ukraine Government Bond
7.75%, 9/1/2023 (a)	100,000	100,803
7.75%, 9/1/2024 (a)	100,000	100,188
7.75%, 9/1/2025 (a)	100,000	100,000
United Arab Emirates Government Bond
0.75%, 9/2/2023 (a)	200,000	199,503
2.13%, 9/30/2024 (a)	200,000	204,800
United Mexican States
4.00%, 10/2/2023	14,000	14,757
3.60%, 1/30/2025	200,000	212,986
Total Foreign Government Securities (Cost $8,085,029)		8,030,328
Corporate Bonds — 23.5%
Banks — 7.1%
Banco del Estado de Chile
2.70%, 1/9/2025 (a)	200,000	204,502
Banco do Brasil SA
3.88%, 10/10/2022	200,000	203,220
International Bank of Azerbaijan OJSC
3.50%, 9/1/2024 (a)	150,000	150,750
QNB Finance Ltd.
2.63%, 5/12/2025 (a)	200,000	205,696
		764,168
Chemicals — 2.0%
OCP SA 5.63%, 4/25/2024 (a)	200,000	213,536
Diversified Financial Services — 2.0%
Gazprom PJSC 5.15%, 2/11/2026 (a)	200,000	216,608

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 99

Investments	Principal Amount	Value
Corporate Bonds (continued)
Electrical Equipment — 1.1%
Power Sector Assets & Liabilities Management Corp. 7.39%, 12/2/2024 (a)	$100,000	$117,735
Oil, Gas & Consumable Fuels — 11.3%
Ecopetrol SA
5.88%, 9/18/2023	25,000	26,488
KazMunayGas National Co. JSC
4.75%, 4/24/2025 (a)	200,000	217,634
Petrobras Global Finance BV
5.30%, 1/27/2025	100,000	106,876
Petroleos Mexicanos
3.50%, 1/30/2023	240,000	240,576
6.88%, 10/16/2025 (a)	42,000	44,810
6.88%, 8/4/2026	30,000	31,817
Sinopec Group Overseas Development 2015 Ltd.
3.25%, 4/28/2025 (a)	300,000	316,393
Southern Gas Corridor CJSC
6.88%, 3/24/2026 (a)	200,000	230,220
		1,214,814
Total Corporate Bonds (Cost $2,534,862)		2,526,861
Short-Term Investments — 0.7%
Repurchase Agreements (b) — 0.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $75,822 (Cost $75,822)	75,822	75,822
Total Investments — 99.0% (Cost $10,695,713)		10,633,011
Other assets less liabilities — 1.0%		112,793
Net Assets — 100.0%		$10,745,804

(a)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,325
Aggregate gross unrealized depreciation	(148,027)
Net unrealized depreciation	$(62,702)
Federal income tax cost	$10,695,713

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

China	8.7%
Indonesia	8.1%
Brazil	7.9%
Turkey	7.0%
Mexico	5.1%
South Africa	4.1%
Colombia	4.1%
Saudi Arabia	4.0%
Russia	4.0%
Qatar	3.9%
United Arab Emirates	3.8%

See accompanying notes to the financial statements.

100 :: EMSH SHORT TERM USD EMERGING MARKETS BOND ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Egypt	3.7%
Azerbaijan	3.6%
Ukraine	2.8%
Hungary	2.4%
Sri Lanka	2.1%
Bahrain	2.0%
Kazakhstan	2.0%
Dominican Republic	2.0%
Morocco	2.0%
Croatia	2.0%
India	1.9%
Chile	1.9%
Oman	1.9%
Pakistan	1.8%
Poland	1.4%
Panama	1.1%
Peru	1.1%
Philippines	1.1%
Romania	0.8%
Other[a]	1.7%
100.0%

a  Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT TERM USD EMERGING MARKETS BOND ETF EMSH :: 101

Investments	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 4.1%
Hexcel Corp.*	3,170	$162,875
Building Products — 1.5%
View, Inc.*	14,377	60,671
Chemicals — 59.7%
Akzo Nobel NV	1,563	164,710
Arkema SA	1,315	172,399
Axalta Coating Systems Ltd.*	5,767	174,856
Cabot Corp.	3,371	176,910
Chemours Co. (The)	6,419	190,644
Hansol Chemical Co. Ltd.	639	160,301
Hodogaya Chemical Co. Ltd.	558	22,832
Ingevity Corp.*	2,309	166,040
Neo Performance Materials, Inc.	2,508	41,582
OCI Co. Ltd.*	1,580	144,979
PPG Industries, Inc.	1,120	172,670
RPM International, Inc.	2,062	187,725
Sherwin-Williams Co. (The)	568	188,144
Sika AG (Registered)	530	208,236
Solvay SA	1,512	169,624
		2,341,652
Electrical Equipment — 4.8%
Nidec Corp.	1,632	187,694
Electronic Equipment, Instruments & Components — 4.9%
Akoustis Technologies, Inc.*	3,403	23,617
Solus Advanced Materials Co. Ltd.	2,026	166,801
		190,418
Health Care Equipment & Supplies — 1.9%
Varex Imaging Corp.*	2,609	74,487
Investments	Shares	Value
Common Stocks (continued)
Metals & Mining — 7.1%
Constellium SE*	9,271	$162,891
Materion Corp.	1,353	114,545
		277,436
Semiconductors & Semiconductor Equipment — 15.7%
Applied Materials, Inc.	1,316	193,702
Innox Advanced Materials Co. Ltd.*	1,301	41,508
Jusung Engineering Co. Ltd.*	3,196	43,451
Kopin Corp.*	6,060	31,633
LX Semicon Co. Ltd.	1,078	97,101
Meta Materials, Inc.*	18,628	68,365
Universal Display Corp.	981	140,332
		616,092
Total Common Stocks (Cost $4,020,335)		3,911,325
Total Investments — 99.7% (Cost $4,020,335)		3,911,325
Other assets less liabilities — 0.3%		10,239
Net Assets — 100.0%		$3,921,564

*  Non-income producing security.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$131,122
Aggregate gross unrealized depreciation	(250,530)
Net unrealized depreciation	$(119,408)
Federal income tax cost	$4,030,733

Smart Materials ETF invested, as a percentage of net assets, in the following countries as of November 30, 2021:

United States	54.2%
South Korea	16.7%
France	8.5%
Japan	5.4%
Switzerland	5.3%
Belgium	4.3%
Netherlands	4.2%
Canada	1.1%
Other[a]	0.3%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

102 :: TINT SMART MATERIALS ETF :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

STATEMENTS OF ASSETS AND LIABILITIES

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 103

	Big Data Refiners ETF		Bitcoin Strategy ETF(b)	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF	Global Listed Private Equity ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$2,999,147		$1,318,625,814	$4,378,168	$138,107,279		$9,720,979	$22,756,223
Securities, at value(a)	3,004,852		1,318,400,804	—	136,440,162		10,257,777	25,638,836
Repurchase Agreements, at value	—		—	4,378,168	232,202		6,233	78,967
Cash	3,218		734,163,968	—	40		743	6
Foreign cash	412	(c)	—	—	127,332	(d)	—	1,851	(e)
Due from Custodian	83,418		—	—	—		—	—
Segregated cash balances with brokers for futures contracts	—		624,868,429	—	—		—	—
Segregated cash balances with custodian for swap agreements	—		—	1,373,000	—		—	—
Dividends and interest receivable	—		—	—	249,839		30,169	20,828
Receivable for security lending income	—		—	—	2,752		18	169
Receivable for investments sold	—		—	—	390,343		—	—
Receivable for capital shares issued	—		30,992,291	—	—		—	—
Reclaims receivable	—		—	—	91,115		—	45,050
Unrealized appreciation on non-exchange traded swap agreements	—		—	147,281	—		—	—
Prepaid expenses	—		—	—	—		—	63
Total Assets	3,091,900		2,708,425,492	5,898,449	137,533,785		10,294,940	25,785,770
LIABILITIES:
Reverse repurchase agreements	—		1,246,931,639	—	—		—	—
Payable for investments purchased	83,418		20,000,000	—	644,313		—	—
Payable for cash collateral received from securities loaned	—		—	—	549,875		—	1,271,126
Payable for variation margin on futures contracts	—		7,013,380	—	—		—	—
Advisory fees payable	1,814		861,966	3,042	51,052		3,032	—
Management Services fees payable	—		—	—	—		—	243
Custodian fees payable	—		—	—	—		—	520
Administration fees payable	—		—	—	—		—	12,656
Trustee fees payable	8		1,474	29	536		34	96
Compliance services fees payable	2		23	37	675		32	95
Listing, Data and related fees payable	—		—	—	—		—	5,667
Professional fees payable	2		328	5	114		7	15,879
Unrealized depreciation on non-exchange traded swap agreements	—		—	13,455	—		—	—
Other liabilities	—		—	—	—		—	1,449
Total Liabilities	85,244		1,274,808,810	16,568	1,246,565		3,105	1,307,731
NET ASSETS	$3,006,656		$1,433,616,682	$5,881,881	$136,287,220		$10,291,835	$24,478,039
NET ASSETS CONSIST OF:
Paid in Capital	$2,887,225		$1,628,310,261	$36,187,695	$129,690,040		$11,085,319	$26,391,652
Distributable earnings (loss)	119,431		(194,693,579)	(30,305,814)	6,597,180		(793,484)	(1,913,613)
NET ASSETS	$3,006,656		$1,433,616,682	$5,881,881	$136,287,220		$10,291,835	$24,478,039
Shares (unlimited number of shares authorized, no par value)	75,001		39,130,001	400,001	3,020,001		210,001	680,001
Net Asset Value	$40.09		$36.64	$14.70	$45.13		$49.01	$36.00
(a) Includes securities on loan valued at:	$—		$—	$—	$1,190,962		$168,635	$1,197,443

(b)  Consolidated Statement of Assets and Liabilities.

(c)  Cost of $427.

(d)  Cost of $127,333.

(e)  Cost of $1,893.

See accompanying notes to the financial statements.

104 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Hedge Replication ETF	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(b)	Large Cap Core Plus
ASSETS:
Securities and Repurchase Agreements, at cost	$43,541,920	$145,159,180	$38,362,011	$1,049,035,369	$—	$389,811,288
Securities, at value(a)	39,128,765	139,823,676	32,819,491	1,040,231,339	—	469,476,909
Repurchase Agreements, at value	5,097,312	2,596,056	9,627,346	22,220,551	—	30,510,992
Cash	1,384	—	270,000	—	57,768,547	3
Segregated cash balances with brokers for futures contracts	60,500	1,261,730	—	23,995,400	5,371,250	—
Segregated cash balances with custodian for swap agreements	451,000	—	916,600	—	—	530,320
Dividends and interest receivable	8,885	1,920,285	10,018	9,536,000	—	761,380
Due from authorized participant	—	—	—	—	154,316	—
Receivable for security lending income	23	686	1	1,713	—	132
Receivable for investments sold	26,167	11,534,762	—	20,052,258	—	—
Receivable for capital shares issued	—	88,635	—	—	—	—
Receivable from Advisor	—	—	750	—	—	—
Receivable for variation margin on futures contracts	20,941	—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—	—	945,135	—	—	7,350,617
Prepaid expenses	131	—	60	—	—	—
Total Assets	44,795,108	157,225,830	44,589,401	1,116,037,261	63,294,113	508,630,353
LIABILITIES:
Cash overdraft	—	518,894	—	502	—	—
Payable for investments purchased	724	9,932,082	—	12,957,428	—	—
Payable for cash collateral received from securities loaned	31,495	1,649,813	—	7,057,615	—	116,188
Advisory fees payable	6,242	57,345	—	262,984	35,318	191,527
Management Services fees payable	3,722	—	—	—	—	—
Custodian fees payable	32,927	—	150	—	—	—
Administration fees payable	13,983	—	13,223	—	—	—
Trustee fees payable	198	543	160	4,137	303	2,132
Compliance services fees payable	195	506	161	3,462	376	2,204
Listing, Data and related fees payable	135,583	—	3,763	—	—	—
Professional fees payable	9,937	119	9,924	900	56	450
Payable for variation margin on futures contracts	—	349,918	—	10,210,047	1,091,122	—
Unrealized depreciation on non-exchange traded swap agreements	386,045	—	2,029,589	—	—	6,124,525
Other liabilities	2,532	—	819	—	—	—
Total Liabilities	623,583	12,509,220	2,057,789	30,497,075	1,127,175	6,437,026
NET ASSETS	$44,171,525	$144,716,610	$42,531,612	$1,085,540,186	$62,166,938	$502,193,327
NET ASSETS CONSIST OF:
Paid in Capital	$40,080,250	$190,456,022	$49,505,795	$1,135,258,313	$53,942,431	$348,588,244
Distributable earnings (loss)	4,091,275	(45,739,412)	(6,974,183)	(49,718,127)	8,224,507	153,605,083
NET ASSETS	$44,171,525	$144,716,610	$42,531,612	$1,085,540,186	$62,166,938	$502,193,327
Shares (unlimited number of shares authorized, no par value)	865,000	2,350,001	1,410,001	14,625,001	1,284,034	9,480,000
Net Asset Value	$51.07	$61.58	$30.16	$74.22	$48.42	$52.97
(a) Includes securities on loan valued at:	$118,010	$4,554,848	$—	$13,533,826	$—	$811,269

(b)  Consolidated Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 105

	Long Online/ Short Stores ETF	Managed Futures Strategy ETF(b)	Merger ETF		Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$61,228,287	$5,895,121	$52,386,518		$10,932,878	(c)	$120,806,564		$17,888,068
Securities, at value(a)	51,440,769	—	50,122,108		11,632,619	(d)	137,643,979		17,961,745
Repurchase Agreements, at value	3,527,992	5,895,121	1,905,476		21,035		359,109		9,599
Cash	5	194,764	1,005		—		84		549
Foreign cash	—	—	9,289	(e)	—		74,118	(f)	189,296	(g)
Segregated cash balances with brokers for futures contracts	—	165,061	—		—		—		—
Segregated cash balances with custodian for swap agreements	2,645,394	—	220,434		—		—		—
Segregated cash balances with Authorized Participant for deposit securities	—	—	117,838		—		—		—
Dividends and interest receivable	5,358	—	34,322		—		219,244		11,958
Receivable for security lending income	2,288	—	1,241		9,037		533		331
Receivable for investments sold	2,890,329	—	5,545,659		—		33,146,792		9,901,111
Reclaims receivable	—	—	3,935		—		466,234		—
Unrealized appreciation on non-exchange traded swap agreements	892,486	—	1,509,209		—		—		—
Unrealized appreciation on forward foreign currency contracts	—	—	300,568		—		—		—
Prepaid expenses	—	—	2,691		5,871		—		—
Total Assets	61,404,621	6,254,946	59,773,775		11,668,562		171,910,093		28,074,589
LIABILITIES:
Cash overdraft	—	—	—		581		—		—
Due to custodian	—	—	1,386,423		—		—		—
Collateral upon return of deposit securities	—	—	117,838		—		—		—
Payable for investments purchased	2,908,362	—	—		—		33,176,209		7,691,873
Payable for capital shares redeemed	—	—	—		—		—		1,112,147
Payable for cash collateral received from securities loaned	2,644,236	—	1,300,000		2,017,215		2,582,773		—
Advisory fees payable	32,887	3,987	15,138		2,049		58,510		10,392
Management Services fees payable	—	—	4,576		—		—		—
Custodian fees payable	—	—	757		82		—		—
Administration fees payable	—	—	14,689		5,512		—		—
Trustee fees payable	344	26	213		41		615		92
Compliance services fees payable	497	23	195		43		629		99
Listing, Data and related fees payable	—	—	7,126		3,845		—		—
Professional fees payable	47	5	10,927		10,342		129		18
Payable for variation margin on futures contracts	—	32,052	—		—		—		—
Unrealized depreciation on non-exchange traded swap agreements	795,424	—	315,403		—		—		—
Unrealized depreciation on forward foreign currency contracts	—	—	16,912		—		—		—
Due to counterparty	—	—	—		—		—		7,535
Other liabilities	—	—	715		1,080		—		124,816	(h)
Total Liabilities	6,381,797	36,093	3,190,912		2,040,790		35,818,865		8,946,972
NET ASSETS	$55,022,824	$6,218,853	$56,582,863		$9,627,772		$136,091,228		$19,127,617
NET ASSETS CONSIST OF:
Paid in Capital	$35,268,689	$6,382,725	$55,084,303		$11,245,317		$116,290,597		$21,372,829
Distributable earnings (loss)	19,754,135	(163,872)	1,498,560		(1,617,545)		19,800,631		(2,245,212)
NET ASSETS	$55,022,824	$6,218,853	$56,582,863		$9,627,772		$136,091,228		$19,127,617
Shares (unlimited number of shares authorized, no par value)	875,001	155,001	1,375,001		250,001		3,010,001		345,001
Net Asset Value	$62.88	$40.12	$41.15		$38.51		$45.21		$55.44
(a) Includes securities on loan valued at:	$4,251,211	$—	$1,156,782		$1,958,673		$2,512,977		$—

(b)  Consolidated Statement of Assets and Liabilities.

(c)  Includes investments in affiliated Underlying ETFs (Cost $8,894,628).

(d)  Includes investments in affiliated Underlying ETFs (Value $9,615,404).

(e)  Cost of $9,308.

(f)  Cost of $74,373.

(g)  Cost of $189,610.

(h)  Relates to payable for deferred India capital gains tax of $124,816.
See accompanying notes to the financial statements.

106 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	MSCI Europe Dividend Growers ETF		MSCI Transformational Changes ETF		Nanotechnology ETF		Nasdaq-100 Dorsey Wright Momentum ETF	On-Demand ETF		Online Retail ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$10,704,862		$39,614,334		$4,011,882		$27,976,844	$4,980,387		$926,479,119
Securities, at value(a)	12,529,746		40,576,737		4,314,192		29,064,232	4,476,549		785,328,107
Repurchase Agreements, at value	26,159		161,927		—		35,379	—		1,587,695
Cash	5		8,019		9,027		—	8,838		237
Foreign cash	7,398	(b)	—		2,635	(c)	—	466	(d)	—
Segregated cash balances with Authorized Participant for deposit securities	—		7,036,713		—		—	—		—
Dividends and interest receivable	1,714		17,726		2,444		9,897	—		80,891
Receivable for security lending income	41		—		—		—	—		32,735
Receivable for investments sold	2,735,397		11,372,944		—		—	—		45,675,357
Receivable for capital shares issued	—		5,758,704		—		—	—		—
Reclaims receivable	48,594		8,835		—		—	—		—
Total Assets	15,349,054		64,941,605		4,328,298		29,109,508	4,485,853		832,705,022
LIABILITIES:
Foreign cash overdraft	—		15,003	(e)	—		—	—		—
Collateral upon return of deposit securities	—		7,036,713		—		—	—		—
Payable for investments purchased	2,741,971		5,567,354		—		—	—		44,072,481
Payable for capital shares redeemed	—		5,758,704		—		—	—		1,956,454
Payable for cash collateral received from securities loaned	344,013		—		—		—	—		48,134,973
Advisory fees payable	5,772		17,698		2,424		14,276	2,265		399,048
Trustee fees payable	54		220		7		92	7		3,916
Compliance services fees payable	46		207		1		33	2		4,691
Professional fees payable	12		46		1		20	1		731
Due to Authorized Participant	—		5,826,666		—		—	—		—
Total Liabilities	3,091,868		24,222,611		2,433		14,421	2,275		94,572,294
NET ASSETS	$12,257,186		$40,718,994		$4,325,865		$29,095,087	$4,483,578		$738,132,728
NET ASSETS CONSIST OF:
Paid in Capital	$11,026,214		$36,522,810		$3,970,307		$28,306,599	$4,989,601		$738,480,572
Distributable earnings (loss)	1,230,972		4,196,184		355,558		788,488	(506,023)		(347,844)
NET ASSETS	$12,257,186		$40,718,994		$4,325,865		$29,095,087	$4,483,578		$738,132,728
Shares (unlimited number of shares authorized, no par value)	235,001		900,001		100,001		660,001	125,001		11,650,001
Net Asset Value	$52.16		$45.24		$43.26		$44.08	$35.87		$63.36
(a) Includes securities on loan valued at:	$324,700		$—		$—		$—	$—		$53,336,941

(b)  Cost of $7,438.

(c)  Cost of $2,627.

(d)  Cost of $466.

(e)  Cost of $(14,820).

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 107

	Pet Care ETF		RAFITM Long/Short	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$348,055,354		$2,928,989	$771,879,418	$18,223,631	$36,399,706	$8,134,114,068
Securities, at value(a)	330,737,769		4,424,406	838,677,493	19,771,117	36,262,366	9,101,490,439
Repurchase Agreements, at value	428,447		298,561	633,979	4,451	257,461	8,952,381
Cash	—		77	135,536	—	—	13,658
Foreign cash	304,518	(c)	—	—	—	—	—
Segregated cash balances with custodian for swap agreements	—		23,364	—	—	—	—
Dividends and interest receivable	90,478		9,848	1,637,915	47,078	257,686	22,333,485
Receivable for security lending income	1,531		—	2,404	1	74	27
Receivable for investments sold	21,385,183		2,379	—	—	2,656,348	—
Receivable for capital shares issued	—		—	—	—	—	4,738,542
Receivable from Advisor	—		6,672	—	—	—	—
Reclaims receivable	83,878		—	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	—		165,250	—	—	—	—
Prepaid expenses	—		253	—	—	—	—
Total Assets	353,031,804		4,930,810	841,087,327	19,822,647	39,433,935	9,137,528,532
LIABILITIES:
Payable for investments purchased	21,562,731		—	—	—	2,723,190	4,732,785
Payable for cash collateral received from securities loaned	—		—	5,355,548	3,250	143,175	—
Advisory fees payable	143,041		—	288,058	6,025	4,496	2,712,445
Custodian fees payable	—		9,476	—	—	—	—
Administration fees payable	—		12,656	—	—	—	—
Trustee fees payable	1,437		21	3,554	111	166	38,245
Compliance services fees payable	1,376		21	3,990	122	170	38,720
Listing, Data and related fees payable	—		3,936	—	—	—	—
Professional fees payable	303		10,328	720	22	35	8,157
Unrealized depreciation on non-exchange traded swap agreements	—		14,721	—	—	—	—
Other liabilities	—		991	—	—	—	—
Total Liabilities	21,708,888		52,150	5,651,870	9,530	2,871,232	7,530,352
NET ASSETS	$331,322,916		$4,878,660	$835,435,457	$19,813,117	$36,562,703	$9,129,998,180
NET ASSETS CONSIST OF:
Paid in Capital	$265,549,807		$25,828,982	$814,326,093	$16,364,574	$36,196,090	$6,995,017,921
Distributable earnings (loss)	65,773,109		(20,950,322)	21,109,364	3,448,543	366,613	2,134,980,259
NET ASSETS	$331,322,916		$4,878,660	$835,435,457	$19,813,117	$36,562,703	$9,129,998,180
Shares (unlimited number of shares authorized, no par value)	4,350,001		160,000	13,300,001	420,001	400,001	99,100,001
Net Asset Value	$76.17		$30.49	$62.81	$47.17	$91.41	$92.13
(a) Includes securities on loan valued at:	$—		$1,243	$6,806,042	$3,145	$337,658	$102,061

(c)  Cost of $305,151.

See accompanying notes to the financial statements.

108 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P Kensho Cleantech ETF	S&P Kensho Smart Factories ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$27,619,711	$8,282,427	$3,904,677	$8,909,041	$4,193,464	$4,044,005
Securities, at value(a)	30,071,853	9,150,073	4,330,398	9,153,236	4,480,244	3,999,800
Repurchase Agreements, at value	94,395	27,457	10,813	29,697	—	—
Cash	226	83	38	102	3,883	5,556
Dividends and interest receivable	31,274	12,221	5,382	13,216	1,043	3,277
Receivable for security lending income	10	4	2	4	—	—
Receivable for investments sold	—	—	—	—	735,491	—
Receivable for capital shares issued	—	—	—	—	1,184,392	—
Total Assets	30,197,758	9,189,838	4,346,633	9,196,255	6,405,053	4,008,633
LIABILITIES:
Payable for investments purchased	—	—	—	—	771,561	—
Payable for cash collateral received from securities loaned	—	979	326	—	—	—
Advisory fees payable	6,617	2,077	985	2,063	2,244	2,044
Trustee fees payable	121	36	19	44	8	8
Compliance services fees payable	131	32	20	70	5	3
Professional fees payable	28	8	5	12	2	2
Due to Authorized Participant	—	—	—	—	1,181,106	—
Total Liabilities	6,897	3,132	1,355	2,189	1,954,926	2,057
NET ASSETS	$30,190,861	$9,186,706	$4,345,278	$9,194,066	$4,450,127	$4,006,576
NET ASSETS CONSIST OF:
Paid in Capital	$21,060,331	$6,109,795	$2,848,445	$7,541,058	$3,958,589	$4,000,440
Distributable earnings (loss)	9,130,530	3,076,911	1,496,833	1,653,008	491,538	6,136
NET ASSETS	$30,190,861	$9,186,706	$4,345,278	$9,194,066	$4,450,127	$4,006,576
Shares (unlimited number of shares authorized, no par value)	305,001	95,001	45,001	120,001	100,001	100,001
Net Asset Value	$98.99	$96.70	$96.56	$76.62	$44.50	$40.07
(a) Includes securities on loan valued at:	$95,100	$26,139	$13,207	$30,454	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 109

	S&P MidCap 400® Dividend Aristocrats ETF	S&P Technology Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF	Smart Materials ETF
ASSETS:
Securities and Repurchase Agreements, at cost	$865,802,130	$103,022,483	$10,695,713	$4,020,335
Securities, at value(a)	1,009,428,320	115,320,831	10,557,189	3,911,325
Repurchase Agreements, at value	2,116,406	59,579	75,822	—
Cash	181,294	—	—	5,944
Foreign cash	—	—	—	1,844	(c)
Dividends and interest receivable	2,108,360	139,504	134,225	4,802
Receivable for security lending income	98	896	—	—
Receivable for investments sold	715,139	—	—	—
Receivable from Advisor	—	—	4,932	—
Prepaid expenses	—	—	24	—
Total Assets	1,014,549,617	115,520,810	10,772,192	3,923,915
LIABILITIES:
Payable for capital shares redeemed	716,361	—	—	—
Payable for cash collateral received from securities loaned	—	2,993,610	—	—
Advisory fees payable	347,834	42,435	—	2,340
Custodian fees payable	—	—	136	—
Administration fees payable	—	—	13,319	—
Trustee fees payable	4,382	455	36	7
Compliance services fees payable	4,619	460	33	3
Listing, Data and related fees payable	—	—	599	—
Professional fees payable	916	96	11,247	1
Other liabilities	—	—	1,018	—
Total Liabilities	1,074,112	3,037,056	26,388	2,351
NET ASSETS	$1,013,475,505	$112,483,754	$10,745,804	$3,921,564
NET ASSETS CONSIST OF:
Paid in Capital	$856,232,709	$76,264,080	$11,650,516	$3,975,550
Distributable earnings (loss)	157,242,796	36,219,674	(904,712)	(53,986)
NET ASSETS	$1,013,475,505	$112,483,754	$10,745,804	$3,921,564
Shares (unlimited number of shares authorized, no par value)	14,540,001	1,780,001	150,001	100,001
Net Asset Value	$69.70	$63.19	$71.64	$39.22
(a) Includes securities on loan valued at:	$787,850	$5,370,602	$—	$—

(c)  Cost of $1,841.

See accompanying notes to the financial statements.

110 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

STATEMENTS OF OPERATIONS

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 111

	Big Data Refiners ETF	Bitcoin Strategy ETF(a)	Decline of the Retail Store ETF	DJ Brookfield Global Infrastructure ETF	Equities for Rising Rates ETF	Global Listed Private Equity ETF
	September 29, 2021* through November 30, 2021	October 18, 2021* through November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$379	$—	$—	$2,292,967	$110,125	$583,366
Interest	—	74,864	—	—	1,192	—
Securities lending income (Note 2)	—	—	—	11,263	39	338
Foreign withholding tax on income	—	—	—	(131,436)	—	(7,697)
Total Investment Income	379	74,864	—	2,172,794	111,356	576,007
EXPENSES:
Advisory fees (Note 4)	3,936	1,406,118	21,825	299,337	14,463	56,211
Management Services fees (Note 4)	—	—	—	—	—	11,242
Professional fees	2	329	10	214	13	10,963
Administration fees (Note 5)	—	—	—	—	—	37,541
Custodian fees (Note 6)	—	—	—	—	—	2,771
Printing and Shareholder reports	—	—	—	—	—	864
Listing, Data and related fees (Note 7)	—	—	—	—	—	18,988
Trustees fees (Note 8)	8	1,474	50	985	56	159
Compliance services fees (Note 4)	3	21	22	460	25	72
Other fees	—	—	—	—	—	2,709
Total Gross Expenses before fees waived and/or reimbursed	3,949	1,407,942	21,907	300,996	14,557	141,520
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	—	(74,087)
Total Net Expenses	3,949	1,407,942	21,907	300,996	14,557	67,433
Net Investment Income (Loss)	(3,570)	(1,333,078)	(21,907)	1,871,798	96,799	508,574
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	59	—	—	905,065	36,183	169,169
Expiration or closing of futures contracts	—	(169,124,943)	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	—	—	(3,308,481)	—	—	—
In-kind redemptions of investments	117,452	—	—	13,444,881	—	—
Foreign currency transactions	(200)	—	—	(12,869)	—	(1,497)
Net realized gain (loss)	117,311	(169,124,943)	(3,308,481)	14,337,077	36,183	167,672
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	5,705	(225,010)	—	(16,291,670)	(394,072)	(640,379)
Futures contracts	—	(24,010,548)	—	—	—	—
Non-exchange traded swap agreements	—	—	2,597,523	—	—	—
Foreign currency translations	(15)	—	—	(11,229)	—	(3,620)
Change in net unrealized appreciation/depreciation	5,690	(24,235,558)	2,597,523	(16,302,899)	(394,072)	(643,999)
Net realized and unrealized gain (loss)	123,001	(193,360,501)	(710,958)	(1,965,822)	(357,889)	(476,327)
Change in Net Assets Resulting from Operations	$119,431	$(194,693,579)	$(732,865)	$(94,024)	$(261,090)	$32,247

*  Commencement of investment operations.

(a)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

112 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Hedge Replication ETF	High Yield- Interest Rate Hedged	Inflation Expectations ETF	Investment Grade-Interest Rate Hedged	K-1 Free Crude Oil Strategy ETF(a)	Large Cap Core Plus
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$58,805	$—	$—	$—	$—	$3,402,635
Interest	5,490	3,009,644	897,644	13,037,016	—	3
Securities lending income (Note 2)	1,270	3,795	1	7,528	—	1,281
Foreign withholding tax on income	(76)	—	—	—	—	—
Total Investment Income	65,489	3,013,439	897,645	13,044,544	—	3,403,919
EXPENSES:
Advisory fees (Note 4)	168,103	315,209	111,754	1,414,423	243,755	1,119,719
Management Services fees (Note 4)	22,414	—	20,318	—	—	—
Professional fees	8,847	199	8,799	1,497	125	794
Administration fees (Note 5)	40,833	—	39,430	—	—	—
Custodian fees (Note 6)	46,697	—	1,488	—	—	—
Printing and Shareholder reports	1,562	—	751	—	—	—
Listing, Data and related fees (Note 7)	71,815	—	14,601	—	—	—
Trustees fees (Note 8)	330	881	292	6,541	558	3,553
Compliance services fees (Note 4)	152	387	152	2,942	282	1,626
Other fees	2,998	—	2,756	—	10,213	—
Total Gross Expenses before fees waived and/or reimbursed	363,751	316,676	200,341	1,425,403	254,933	1,125,692
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(150,837)	—	(139,383)	—	—	—
Total Net Expenses	212,914	316,676	60,958	1,425,403	254,933	1,125,692
Net Investment Income (Loss)	(147,425)	2,696,763	836,687	11,619,141	(254,933)	2,278,227
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	204,248	1,217,137	—	1,181,410	—	19,993,117
Expiration or closing of futures contracts	(246,390)	790,367	—	(31,460,921)	11,070,862	—
Expiration or closing of non-exchange traded swap agreements	2,669,650	—	(3,791,778)	—	—	13,594,042
In-kind redemptions of investments	1,336,240	—	917,775	—	—	7,997,669
Net realized gain (loss)	3,963,748	2,007,504	(2,874,003)	(30,279,511)	11,070,862	41,584,828
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(1,839,944)	(3,998,559)	3,568,214	12,922,326	—	1,872,696
Futures contracts	(184,241)	(296,469)	—	(9,950,342)	(4,977,124)	—
Non-exchange traded swap agreements	(2,728,735)	—	(657,711)	—	—	(267,009)
Change in net unrealized appreciation/depreciation	(4,752,920)	(4,295,028)	2,910,503	2,971,984	(4,977,124)	1,605,687
Net realized and unrealized gain (loss)	(789,172)	(2,287,524)	36,500	(27,307,527)	6,093,738	43,190,515
Change in Net Assets Resulting from Operations	$(936,597)	$409,239	$873,187	$(15,688,386)	$5,838,805	$45,468,742

(a)  Consolidated Statement of Operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 113

	Long Online/ Short Stores ETF	Managed Futures Strategy ETF(a)	Merger ETF	Morningstar Alternatives Solution ETF	MSCI EAFE Dividend Growers ETF	MSCI Emerging Markets Dividend Growers ETF
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$221,483	$—	$325,444	$157,867 (b)	$1,250,318	$395,326
Interest	—	2,639	—	—	—	—
Securities lending income (Note 2)	157,732	—	1,394	21,999	20,857	2,261
Foreign withholding tax on income	(1,548)	—	(12,515)	—	(96,610)	(37,173)
Total Investment Income	377,667	2,639	314,323	179,866	1,174,565	360,414
EXPENSES:
Advisory fees (Note 4)	266,488	22,584	185,703	3,390	356,876	65,175
Management Services fees (Note 4)	—	—	24,760	4,842	—	—
Professional fees	123	9	10,121	8,854	229	35
Administration fees (Note 5)	—	—	41,877	16,431	—	—
Custodian fees (Note 6)	—	—	3,852	248	—	—
Printing and Shareholder reports	—	—	461	715	—	—
Listing, Data and related fees (Note 7)	—	—	23,003	7,821	—	—
Trustees fees (Note 8)	603	41	345	69	1,027	158
Compliance services fees (Note 4)	322	18	149	32	477	75
Other fees	—	—	3,155	2,468	—	—
Total Gross Expenses before fees waived and/or reimbursed	267,536	22,652	293,426	44,870	358,609	65,443
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	(107,708)	(33,136)	—	—
Total Net Expenses	267,536	22,652	185,718	11,734	358,609	65,443
Net Investment Income (Loss)	110,131	(20,013)	128,605	168,132	815,956	294,971
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	6,036,418	(70,962)	862,391	57,895 (c)	4,970,678	672,867	(d)
Expiration or closing of futures contracts	—	89,452	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(8,137,267)	102,505	(1,662,028)	—	—	—
In-kind redemptions of investments	6,678,156	—	60,351	— (c)	—	52,257
Foreign currency transactions	—	—	48,278	—	(5,195)	(7,466)
Settlement of forward foreign currency contracts	—	—	119,895	—	—	—
Net realized gain (loss)	4,577,307	120,995	(571,113)	57,895	4,965,483	717,658
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(24,177,514)	—	(1,602,610)	—	(6,520,484)	(3,094,486	)(e)
Investments in Affiliated Underlying Funds	—	—	—	(349,848)	—	—
Futures contracts	—	(195,837)	—	—	—	—
Non-exchange traded swap agreements	3,257,217	—	2,265,063	—	—	—
Forward foreign currency contracts	—	—	391,077	—	—	—
Foreign currency translations	—	—	(639)	—	(45,851)	(17,558)
Change in net unrealized appreciation/depreciation	(20,920,297)	(195,837)	1,052,891	(349,848)	(6,566,335)	(3,112,044)
Net realized and unrealized gain (loss)	(16,342,990)	(74,842)	481,778	(291,953)	(1,600,852)	(2,394,386)
Change in Net Assets Resulting from Operations	$(16,232,859)	$(94,855)	$610,383	$(123,821)	$(784,896)	$(2,099,415)

(a)  Consolidated Statement of Operations.

(b)  Amount represents dividend income received from affiliated Underlying ETFs of $157,867.

(c)  Amount represents net realized gain/loss on the sale of investments in affiliated Underlying ETFs of $57,895.

(d)  Net of India capital gains tax of $39,048.

(e)  Net of change in deferred India capital gains tax of $14,901 and deferred Thailand capital gains tax of $18,025.

See accompanying notes to the financial statements.

114 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	MSCI Europe Dividend Growers ETF	MSCI Transformational Changes ETF	Nanotechnology ETF	Nasdaq-100 Dorsey Wright Momentum ETF	On-Demand ETF	Online Retail ETF
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	October 26, 2021* through November 30, 2021	Six Months Ended November 30, 2021	October 26, 2021* through November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$82,731	$150,257	$3,029	$50,272	$—	$3,171,714
Securities lending income (Note 2)	1,800	—	—	—	—	1,800,672
Foreign withholding tax on income	(8,458)	(2,092)	—	(1,028)	—	(18,651)
Total Investment Income	76,073	148,165	3,029	49,244	—	4,953,735
EXPENSES:
Advisory fees (Note 4)	33,071	115,395	2,745	54,720	2,579	2,731,588
Professional fees	19	83	1	25	1	1,522
Trustees fees (Note 8)	85	364	7	112	7	6,892
Compliance services fees (Note 4)	38	176	1	36	1	3,358
Other fees	—	—	—	—	76	—
Total Expenses	33,213	116,018	2,754	54,893	2,664	2,743,360
Net Investment Income (Loss)	42,860	32,147	275	(5,649)	(2,664)	2,210,375
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	215,554	(349,413)	(38,476)	(662,937)	41	3,224,039
In-kind redemptions of investments	—	3,409,214	91,375	338,295	—	53,177,189
Foreign currency transactions	270	3,230	66	—	438	—
Net realized gain (loss)	215,824	3,063,031	52,965	(324,642)	479	56,401,228
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(125,528)	(1,212,747)	302,310	919,263	(503,838)	(204,459,177)
Foreign currency translations	(4,060)	(1,935)	8	—	—	—
Change in net unrealized appreciation/depreciation	(129,588)	(1,214,682)	302,318	919,263	(503,838)	(204,459,177)
Net realized and unrealized gain (loss)	86,236	1,848,349	355,283	594,621	(503,359)	(148,057,949)
Change in Net Assets Resulting from Operations	$129,096	$1,880,496	$355,558	$588,972	$(506,023)	$(145,847,574)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 115

	Pet Care ETF	RAFITM Long/Short	Russell 2000 Dividend Growers ETF	Russell U.S. Dividend Growers ETF	S&P 500® Bond ETF	S&P 500® Dividend Aristocrats ETF
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$1,110,232	$52,617	$11,440,626	$310,751	$—	$114,936,691
Interest	—	1	—	—	403,302	—
Securities lending income (Note 2)	12,307	15	6,370	152	333	805
Foreign withholding tax on income	(3,284)	(4)	—	—	—	—
Total Investment Income	1,119,255	52,629	11,446,996	310,903	403,635	114,937,496
EXPENSES:
Advisory fees (Note 4)	850,301	18,821	1,717,454	43,920	28,283	15,745,196
Management Services fees (Note 4)	—	2,510	—	—	—	—
Professional fees	541	8,827	1,395	43	62	14,407
Administration fees (Note 5)	—	37,540	—	—	—	—
Custodian fees (Note 6)	—	19,220	—	—	—	—
Printing and Shareholder reports	—	472	—	—	—	—
Listing, Data and related fees (Note 7)	—	8,839	—	—	—	—
Trustees fees (Note 8)	2,389	36	6,221	192	275	64,176
Compliance services fees (Note 4)	1,113	18	2,947	94	126	29,656
Other fees	—	2,410	—	—	—	—
Total Gross Expenses before fees waived and/or reimbursed	854,344	98,693	1,728,017	44,249	28,746	15,853,435
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(74,861)	—	—	—	—
Total Net Expenses	854,344	23,832	1,728,017	44,249	28,746	15,853,435
Net Investment Income (Loss)	264,911	28,797	9,718,979	266,654	374,889	99,084,061
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(2,159,720)	20,052	41,801,480	312,409	16,330	30,991,036
Expiration or closing of non-exchange traded swap agreements	—	(1,455,031)	—	—	—	—
In-kind redemptions of investments	80,607,038	—	13,527,394	1,733,890	32,722	1,038,721,431
Foreign currency transactions	(88,569)	—	—	—	—	—
Net realized gain (loss)	78,358,749	(1,434,979)	55,328,874	2,046,299	49,052	1,069,712,467
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(86,955,846)	18,714	(116,701,063)	(2,847,687)	479,081	(1,069,364,447)
Non-exchange traded swap agreements	—	1,026,986	—	—	—	—
Foreign currency translations	35,652	—	—	—	—	—
Change in net unrealized appreciation/depreciation	(86,920,194)	1,045,700	(116,701,063)	(2,847,687)	479,081	(1,069,364,447)
Net realized and unrealized gain (loss)	(8,561,445)	(389,279)	(61,372,189)	(801,388)	528,133	348,020
Change in Net Assets Resulting from Operations	$(8,296,534)	$(360,482)	$(51,653,210)	$(534,734)	$903,022	$99,432,081
See accompanying notes to the financial statements.

116 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	S&P 500® Ex-Energy ETF	S&P 500® Ex-Financials ETF	S&P 500® Ex-Health Care ETF	S&P 500® Ex-Technology ETF	S&P Kensho Cleantech ETF	S&P Kensho Smart Factories ETF
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	September 29, 2021* through November 30, 2021	September 29, 2021* through November 30, 2021
INVESTMENT INCOME:
Dividends	$175,877	$53,412	$28,386	$66,858	$1,163	$3,850
Interest	—	1	—	1	—	—
Securities lending income (Note 2)	132	24	19	43	—	—
Foreign withholding tax on income	(34)	(11)	(15)	—	—	—
Total Investment Income	175,975	53,426	28,390	66,902	1,163	3,850
EXPENSES:
Advisory fees (Note 4)	36,968	11,144	5,684	11,400	4,452	4,128
Professional fees	41	14	6	12	2	2
Trustees fees (Note 8)	189	59	30	51	9	9
Compliance services fees (Note 4)	76	28	12	—	3	3
Total Expenses	37,274	11,245	5,732	11,463	4,466	4,142
Net Investment Income (Loss)	138,701	42,181	22,658	55,439	(3,303)	(292)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	938	(4,254)	192	(4,802)	26,704	50,633
In-kind redemptions of investments	—	—	—	67,429	181,357	—
Net realized gain (loss)	938	(4,254)	192	62,627	208,061	50,633
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	2,174,901	778,042	364,139	228,763	286,780	(44,205)
Change in net unrealized appreciation/depreciation	2,174,901	778,042	364,139	228,763	286,780	(44,205)
Net realized and unrealized gain (loss)	2,175,839	773,788	364,331	291,390	494,841	6,428
Change in Net Assets Resulting from Operations	$2,314,540	$815,969	$386,989	$346,829	$491,538	$6,136

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 117

	S&P MidCap 400® Dividend Aristocrats ETF	S&P Technology Dividend Aristocrats ETF	Short Term USD Emerging Markets Bond ETF	Smart Materials ETF
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	October 26, 2021* through November 30, 2021
INVESTMENT INCOME:
Dividends	$18,044,126	$911,077	$—	$4,756
Interest	2	—	131,545	—
Securities lending income (Note 2)	185	4,759	—	—
Total Investment Income	18,044,313	915,836	131,545	4,756
EXPENSES:
Advisory fees (Note 4)	2,068,669	240,278	20,967	2,658
Management Services fees (Note 4)	—	—	4,193	—
Professional fees	1,673	166	9,906	1
Administration fees (Note 5)	—	—	39,569	—
Custodian fees (Note 6)	—	—	666	—
Printing and Shareholder reports	—	—	531	—
Listing, Data and related fees (Note 7)	—	—	3,947	—
Trustees fees (Note 8)	7,463	749	58	7
Compliance services fees (Note 4)	3,483	336	25	1
Other fees	—	—	2,484	—
Total Gross Expenses before fees waived and/or reimbursed	2,081,288	241,529	82,346	2,667
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	—	(61,383)	—
Total Net Expenses	2,081,288	241,529	20,963	2,667
Net Investment Income (Loss)	15,963,025	674,307	110,582	2,089
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	12,860,360	404,533	8,639	13,013
In-kind redemptions of investments	2,340,850	14,062,017	—	38,587
Foreign currency transactions	—	—	—	1,332
Net realized gain (loss)	15,201,210	14,466,550	8,639	52,932
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(71,002,159)	(5,444,620)	(247,871)	(109,010)
Foreign currency translations	—	—	—	3
Change in net unrealized appreciation/depreciation	(71,002,159)	(5,444,620)	(247,871)	(109,007)
Net realized and unrealized gain (loss)	(55,800,949)	9,021,930	(239,232)	(56,075)
Change in Net Assets Resulting from Operations	$(39,837,924)	$9,696,237	$(128,650)	$(53,986)

*  Commencement of investment operations.

See accompanying notes to the financial statements.

118 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

STATEMENTS OF CHANGES IN NET ASSETS

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 119

	Big Data Refiners ETF	Bitcoin Strategy ETF(b)	Decline of the Retail Store ETF
	September 29, 2021* through November 30, 2021 (Unaudited)	October 18, 2021* through November 30, 2021 (Unaudited)	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(3,570)	$(1,333,078)	$(21,907)	$(132,859)
Net realized gain (loss)	117,311	(169,124,943)	(3,308,481)	(28,222,798)
Change in net unrealized appreciation/depreciation	5,690	(24,235,558)	2,597,523	13,140,753
Change in net assets resulting from operations	119,431	(194,693,579)	(732,865)	(15,214,904)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,000,440	1,674,325,206	783,168	3,215,628
Cost of shares redeemed	(1,113,215)	(46,014,945)	(1,592,363)	(16,683,476)
Change in net assets resulting from capital transactions	2,887,225	1,628,310,261	(809,195)	(13,467,848)
Change in net assets	3,006,656	1,433,616,682	(1,542,060)	(28,682,752)
NET ASSETS:
Beginning of period	$—	$—	$7,423,941	$36,106,693
End of period	$3,006,656	$1,433,616,682	$5,881,881	$7,423,941
SHARE TRANSACTIONS:
Beginning of period	—	—	450,001	1,050,001
Issued	100,001	40,320,001	50,000	100,000
Issued in-kind	—	—	—	—
Redeemed	—	(1,190,000)	(100,000)	(700,000)
Redemption in-kind	(25,000)	—	—	—
Shares outstanding, end of period	75,001	39,130,001	400,001	450,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying notes to the financial statements.

120 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	DJ Brookfield Global Infrastructure ETF		Equities for Rising Rates ETF		Global Listed Private Equity ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$1,871,798	$3,920,881	$96,799	$55,255	$508,574	$970,495
Net realized gain (loss)	14,337,077	3,040,408	36,183	180,763	167,672	562,355
Change in net unrealized appreciation/depreciation	(16,302,899)	19,411,352	(394,072)	1,020,284	(643,999)	7,272,464
Change in net assets resulting from operations	(94,024)	26,372,641	(261,090)	1,256,302	32,247	8,805,314
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(2,833,536)	(4,543,262)	(71,924)	(35,971)	(1,496,301)	(1,367,531)
Total distributions	(2,833,536)	(4,543,262)	(71,924)	(35,971)	(1,496,301)	(1,367,531)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	20,091,740	38,824,504	3,622,377	4,620,083	4,967,901	—
Cost of shares redeemed	(58,536,204)	(26,440,295)	—	—	—	(2,729,277)
Change in net assets resulting from capital transactions	(38,444,464)	12,384,209	3,622,377	4,620,083	4,967,901	(2,729,277)
Change in net assets	(41,372,024)	34,213,588	3,289,363	5,840,414	3,503,847	4,708,506
NET ASSETS:
Beginning of period	$177,659,244	$143,445,656	$7,002,472	$1,162,058	$20,974,192	$16,265,686
End of period	$136,287,220	$177,659,244	$10,291,835	$7,002,472	$24,478,039	$20,974,192
SHARE TRANSACTIONS:
Beginning of period	3,810,001	3,530,001	140,001	40,001	550,001	630,001
Issued	—	—	—	—	—	—
Issued in-kind	430,000	940,000	70,000	100,000	130,000	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(1,220,000)	(660,000)	—	—	—	(80,000)
Shares outstanding, end of period	3,020,001	3,810,001	210,001	140,001	680,001	550,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 121

	Hedge Replication ETF		High Yield-Interest Rate Hedged		Inflation Expectations ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(147,425)	$(221,981)	$2,696,763	$3,898,726	$836,687	$223,960
Net realized gain (loss)	3,963,748	(988,551)	2,007,504	175,937	(2,874,003)	668,613
Change in net unrealized appreciation/depreciation	(4,752,920)	5,498,914	(4,295,028)	4,957,671	2,910,503	1,608,239
Change in net assets resulting from operations	(936,597)	4,288,382	409,239	9,032,334	873,187	2,500,812
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(2,784,557)	(4,078,079)	(858,927)	(56,814)
Total distributions	—	—	(2,784,557)	(4,078,079)	(858,927)	(56,814)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	17,671,770	14,798,403	39,072,758	35,957,041	7,488,962	37,831,159
Cost of shares redeemed	(16,634,976)	(1,869,086)	—	(9,252,267)	(9,218,538)	(3,747,088)
Change in net assets resulting from capital transactions	1,036,794	12,929,317	39,072,758	26,704,774	(1,729,576)	34,084,071
Change in net assets	100,197	17,217,699	36,697,440	31,659,029	(1,715,316)	36,528,069
NET ASSETS:
Beginning of period	$44,071,328	$26,853,629	$108,019,170	$76,360,141	$44,246,928	$7,718,859
End of period	$44,171,525	$44,071,328	$144,716,610	$108,019,170	$42,531,612	$44,246,928
SHARE TRANSACTIONS:
Beginning of period	845,000	595,000	1,725,001	1,300,001	1,470,001	320,001
Issued	340,000	290,000	25,000	—	—	430,000
Issued in-kind	—	—	600,000	575,000	250,000	850,000
Redeemed	(100,000)	(40,000)	—	(50,000)	—	(60,000)
Redemption in-kind	(220,000)	—	—	(100,000)	(310,000)	(70,000)
Shares outstanding, end of period	865,000	845,000	2,350,001	1,725,001	1,410,001	1,470,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

122 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Investment Grade-Interest Rate Hedged		K-1 Free Crude Oil Strategy ETF(b)		Large Cap Core Plus
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$11,619,141	$10,382,805	$(254,933)	$(504,527)	$2,278,227		$4,778,492
Net realized gain (loss)	(30,279,511)	51,847,323	11,070,862	58,784,766	41,584,828		37,405,665
Change in net unrealized appreciation/depreciation	2,971,984	(20,124,053)	(4,977,124)	(19,857,293)	1,605,687		102,776,896
Change in net assets resulting from operations	(15,688,386)	42,106,075	5,838,805	38,422,946	45,468,742		144,961,053
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(10,869,107)	(9,567,802)	(17,954,243)	—	(1,810,119)		(5,069,437)
Total distributions	(10,869,107)	(9,567,802)	(17,954,243)	—	(1,810,119)		(5,069,437)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	387,714,906	572,021,423	30,464,407	103,977,191	2,055,280		29,139,341
Cost of shares redeemed	—	(115,171,760)	(60,066,403)	(114,607,200)	(25,424,166)		(99,467,099)
Change in net assets resulting from capital transactions	387,714,906	456,849,663	(29,601,996)	(10,630,009)	(23,368,886)		(70,327,758)
Change in net assets	361,157,413	489,387,936	(41,717,434)	27,792,937	20,289,737		69,563,858
NET ASSETS:
Beginning of period	$724,382,773	$234,994,837	$103,884,372	$76,091,435	$481,903,590		$412,339,732
End of period	$1,085,540,186	$724,382,773	$62,166,938	$103,884,372	$502,193,327		$481,903,590
SHARE TRANSACTIONS:
Beginning of period	9,500,001	3,375,001	1,759,034	2,259,034	9,940,000	(c)	11,760,000	(c)
Issued	—	1,225,000	500,000	2,500,000	—	(c)	—	(c)
Issued in-kind	5,125,000	6,450,000	—	—	40,000	(c)	620,000	(c)
Redeemed	—	(50,000)	(975,000)	(3,000,000)	—	(c)	—	(c)
Redemption in-kind	—	(1,500,000)	—	—	(500,000	)(c)	(2,440,000	)(c)
Shares outstanding, end of period	14,625,001	9,500,001	1,284,034	1,759,034	9,480,000	(c)	9,940,000	(c)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

(c)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 123

	Long Online /Short Stores ETF		Managed Futures Strategy ETF(b)		Merger ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$110,131	$2,915,793	$(20,013)	$(30,208)	$128,605	$113,968
Net realized gain (loss)	4,577,307	32,410,646	120,995	37,357	(571,113)	1,132,701
Change in net unrealized appreciation/depreciation	(20,920,297)	3,124,549	(195,837)	140,038	1,052,891	275,097
Change in net assets resulting from operations	(16,232,859)	38,450,988	(94,855)	147,187	610,383	1,521,766
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(3,324,258)	—	—	(148,876)	(86,898)
Total distributions	—	(3,324,258)	—	—	(148,876)	(86,898)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	809,446	49,825,022	6,092,353	4,374,977	14,274,366	34,893,532
Cost of shares redeemed	(30,020,609)	(167,617,336)	(4,505,059)	(3,934,941)	(1,015,875)	(992,691)
Change in net assets resulting from capital transactions	(29,211,163)	(117,792,314)	1,587,294	440,036	13,258,491	33,900,841
Change in net assets	(45,444,022)	(82,665,584)	1,492,439	587,223	13,719,998	35,335,709
NET ASSETS:
Beginning of period	$100,466,846	$183,132,430	$4,726,414	$4,139,191	$42,862,865	$7,527,156
End of period	$55,022,824	$100,466,846	$6,218,853	$4,726,414	$56,582,863	$42,862,865
SHARE TRANSACTIONS:
Beginning of period	1,275,001	2,665,001	115,001	105,001	1,050,001	200,001
Issued	—	—	150,000	110,000	—	—
Issued in-kind	10,000	580,000	—	—	350,000	875,000
Redeemed	—	—	(110,000)	(100,000)	—	—
Redemption in-kind	(410,000)	(1,970,000)	—	—	(25,000)	(25,000)
Shares outstanding, end of period	875,001	1,275,001	155,001	115,001	1,375,001	1,050,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  Consolidated Statement of Changes in Net Assets.

See accompanying notes to the financial statements.

124 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Morningstar Alternatives Solution ETF		MSCI EAFE Dividend Growers ETF		MSCI Emerging Markets Dividend Growers ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$168,132	$95,872	$815,956	$2,411,476	$294,971	$704,573
Net realized gain (loss)	57,895	(120,830)	4,965,483	8,311,132	717,658	76,451
Change in net unrealized appreciation/depreciation	(349,848)	1,233,322	(6,566,335)	21,696,783	(3,112,044)	6,869,127
Change in net assets resulting from operations	(123,821)	1,208,364	(784,896)	32,419,391	(2,099,415)	7,650,151
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(171,294)	(87,594)	(1,773,171)	(1,964,651)	(298,149)	(753,195)
Tax return of capital	(223)	(692)	—	—	—	—
Total distributions	(171,517)	(88,286)	(1,773,171)	(1,964,651)	(298,149)	(753,195)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	391,463	1,520,842	—	1,184,806	—	—
Cost of shares redeemed	—	—	—	(9,845,361)	(1,112,147)	(6,424,135)
Change in net assets resulting from capital transactions	391,463	1,520,842	—	(8,660,555)	(1,112,147)	(6,424,135)
Change in net assets	96,125	2,640,920	(2,558,067)	21,794,185	(3,509,711)	472,821
NET ASSETS:
Beginning of period	$9,531,647	$6,890,727	$138,649,295	$116,855,110	$22,637,328	$22,164,507
End of period	$9,627,772	$9,531,647	$136,091,228	$138,649,295	$19,127,617	$22,637,328
SHARE TRANSACTIONS:
Beginning of period	240,001	200,001	3,010,001	3,230,001	365,001	485,001
Issued	—	—	—	—	—	—
Issued in-kind	10,000	40,000	—	30,000	—	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	—	—	(250,000)	(20,000)	(120,000)
Shares outstanding, end of period	250,001	240,001	3,010,001	3,010,001	345,001	365,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 125

	MSCI Europe Dividend Growers ETF		MSCI Transformational Changes ETF		Nanotechnology ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	October 14, 2020* through May 31, 2021 (Unaudited)	October 26, 2021* through November 30, 2021 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$42,860	$158,498	$32,147	$80,206	$275
Net realized gain (loss)	215,824	482,614	3,063,031	(15,601)	52,965
Change in net unrealized appreciation/depreciation	(129,588)	1,762,059	(1,214,682)	2,341,604	302,318
Change in net assets resulting from operations	129,096	2,403,171	1,880,496	2,406,209	355,558
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(133,904)	(103,844)	(81,841)	(8,680)	—
Total distributions	(133,904)	(103,844)	(81,841)	(8,680)	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,702,938	—	15,588,632	44,649,526	5,045,249
Cost of shares redeemed	—	(425,921)	(23,715,348)	—	(1,074,942)
Change in net assets resulting from capital transactions	2,702,938	(425,921)	(8,126,716)	44,649,526	3,970,307
Change in net assets	2,698,130	1,873,406	(6,328,061)	47,047,055	4,325,865
NET ASSETS:
Beginning of period	$9,559,056	$7,685,650	$47,047,055	$—	$—
End of period	$12,257,186	$9,559,056	$40,718,994	$47,047,055	$4,325,865
SHARE TRANSACTIONS:
Beginning of period	185,001	195,001	1,075,001	—	—
Issued	—	—	—	275,001	100,001
Issued in-kind	50,000	—	350,000	800,000	25,000
Redeemed	—	—	—	—	—
Redemption in-kind	—	(10,000)	(525,000)	—	(25,000)
Shares outstanding, end of period	235,001	185,001	900,001	1,075,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

126 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Nasdaq-100 Dorsey Wright Momentum ETF		On-Demand ETF	Online Retail ETF
	Six Months Ended November 30, 2021 (Unaudited)	May 18, 2021* through May 31, 2021 (Unaudited)	October 26, 2021* through November 30, 2021 (Unaudited)	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(5,649)	$4,285	$(2,664)	$2,210,375	$6,202,291
Net realized gain (loss)	(324,642)	—	479	56,401,228	97,743,437
Change in net unrealized appreciation/depreciation	919,263	203,504	(503,838)	(204,459,177)	42,034,554
Change in net assets resulting from operations	588,972	207,789	(506,023)	(145,847,574)	145,980,282
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(8,273)	—	—	—	(8,478,651)
Total distributions	(8,273)	—	—	—	(8,478,651)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	27,797,179	4,000,040	4,989,601	193,618,080	1,014,209,600
Cost of shares redeemed	(3,490,620)	—	—	(361,899,401)	(230,965,847)
Change in net assets resulting from capital transactions	24,306,559	4,000,040	4,989,601	(168,281,321)	783,243,753
Change in net assets	24,887,258	4,207,829	4,483,578	(314,128,895)	920,745,384
NET ASSETS:
Beginning of period	$4,207,829	$—	$—	$1,052,261,623	$131,516,239
End of period	$29,095,087	$4,207,829	$4,483,578	$738,132,728	$1,052,261,623
SHARE TRANSACTIONS:
Beginning of period	100,001	—	—	13,900,001	2,780,001
Issued	80,000	100,001	100,001	1,300,000	780,000
Issued in-kind	560,000	—	25,000	1,470,000	13,580,000
Redeemed	—	—	—	—	—
Redemption in-kind	(80,000)	—	—	(5,020,000)	(3,240,000)
Shares outstanding, end of period	660,001	100,001	125,001	11,650,001	13,900,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 127

	Pet Care ETF		RAFITM Long/Short		Russell 2000 Dividend Growers ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$264,911	$419,304	$28,797	$64,842	$9,718,979	$15,634,397
Net realized gain (loss)	78,358,749	9,950,328	(1,434,979)	(1,223,756)	55,328,874	(62,327,876)
Change in net unrealized appreciation/depreciation	(86,920,194)	60,167,712	1,045,700	1,463,533	(116,701,063)	272,134,910
Change in net assets resulting from operations	(8,296,534)	70,537,344	(360,482)	304,619	(51,653,210)	225,441,431
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(286,421)	(288,132)	(23,641)	(74,716)	(8,947,252)	(14,203,459)
Total distributions	(286,421)	(288,132)	(23,641)	(74,716)	(8,947,252)	(14,203,459)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	299,428,270	184,055,796	327,878	1,541,554	49,501,375	196,704,619
Cost of shares redeemed	(262,787,678)	(11,314,544)	—	(2,210,006)	(77,755,196)	(72,608,041)
Change in net assets resulting from capital transactions	36,640,592	172,741,252	327,878	(668,452)	(28,253,821)	124,096,578
Change in net assets	28,057,637	242,990,464	(56,245)	(438,549)	(88,854,283)	335,334,550
NET ASSETS:
Beginning of period	$303,265,279	$60,274,815	$4,934,905	$5,373,454	$924,289,740	$588,955,190
End of period	$331,322,916	$303,265,279	$4,878,660	$4,934,905	$835,435,457	$924,289,740
SHARE TRANSACTIONS:
Beginning of period	3,900,001	1,275,001	150,000	170,000	13,790,001	11,860,001
Issued	200,000	—	10,000	50,000	—	20,000
Issued in-kind	3,525,000	2,800,000	—	—	750,000	3,300,000
Redeemed	(200,000)	—	—	(30,000)	—	—
Redemption in-kind	(3,075,000)	(175,000)	—	(40,000)	(1,240,000)	(1,390,000)
Shares outstanding, end of period	4,350,001	3,900,001	160,000	150,000	13,300,001	13,790,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

128 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Russell U.S. Dividend Growers ETF		S&P 500® Bond ETF		S&P 500® Dividend Aristocrats ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$266,654	$565,952	$374,889	$793,950	$99,084,061	$155,886,179
Net realized gain (loss)	2,046,299	286,636	49,052	2,152,891	1,069,712,467	359,452,373
Change in net unrealized appreciation/depreciation	(2,847,687)	6,815,049	479,081	(2,302,903)	(1,069,364,447)	1,853,926,371
Change in net assets resulting from operations	(534,734)	7,667,637	903,022	643,938	99,432,081	2,369,264,923
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(278,976)	(569,787)	(380,051)	(823,749)	(85,912,929)	(151,829,765)
Total distributions	(278,976)	(569,787)	(380,051)	(823,749)	(85,912,929)	(151,829,765)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	933,532	6,578,275	4,592,619	36,871,072	3,558,693,496	2,014,967,011
Cost of shares redeemed	(8,568,901)	(6,804,140)	(4,633,754)	(30,013,661)	(3,081,458,159)	(1,348,307,450)
Change in net assets resulting from capital transactions	(7,635,369)	(225,865)	(41,135)	6,857,411	477,235,337	666,659,561
Change in net assets	(8,449,079)	6,871,985	481,836	6,677,600	490,754,489	2,884,094,719
NET ASSETS:
Beginning of period	$28,262,196	$21,390,211	$36,080,867	$29,403,267	$8,639,243,691	$5,755,148,972
End of period	$19,813,117	$28,262,196	$36,562,703	$36,080,867	$9,129,998,180	$8,639,243,691
SHARE TRANSACTIONS:
Beginning of period	580,001	590,001	400,001	325,001	93,700,001	85,900,001
Issued	—	—	—	—	8,750,000	14,100,000
Issued in-kind	20,000	170,000	50,000	400,000	30,500,000	12,450,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	(180,000)	(180,000)	(50,000)	(325,000)	(33,850,000)	(18,750,000)
Shares outstanding, end of period	420,001	580,001	400,001	400,001	99,100,001	93,700,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 129

	S&P 500® Ex-Energy ETF		S&P 500® Ex-Financials ETF		S&P 500® Ex-Health Care ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$138,701	$263,637	$42,181	$72,140	$22,658	$34,634
Net realized gain (loss)	938	7,483,329	(4,254)	2,194,533	192	1,214,088
Change in net unrealized appreciation/depreciation	2,174,901	(251,562)	778,042	(391,246)	364,139	(94,632)
Change in net assets resulting from operations	2,314,540	7,495,404	815,969	1,875,427	386,989	1,154,090
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(141,688)	(253,539)	(40,728)	(64,208)	(27,157)	(27,558)
Total distributions	(141,688)	(253,539)	(40,728)	(64,208)	(27,157)	(27,558)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,971,162	42,076,428	923,100	12,653,759	—	27,126,068
Cost of shares redeemed	—	(41,085,768)	—	(11,199,668)	—	(26,467,721)
Change in net assets resulting from capital transactions	2,971,162	990,660	923,100	1,454,091	—	658,347
Change in net assets	5,144,014	8,232,525	1,698,341	3,265,310	359,832	1,784,879
NET ASSETS:
Beginning of period	$25,046,847	$16,814,322	$7,488,365	$4,223,055	$3,985,446	$2,200,567
End of period	$30,190,861	$25,046,847	$9,186,706	$7,488,365	$4,345,278	$3,985,446
SHARE TRANSACTIONS:
Beginning of period	275,001	255,001	85,001	65,001	45,001	35,001
Issued	—	—	—	—	—	—
Issued in-kind	30,000	490,000	10,000	150,000	—	320,000
Redeemed	—	—	—	—	—	—
Redemption in-kind	—	(470,000)	—	(130,000)	—	(310,000)
Shares outstanding, end of period	305,001	275,001	95,001	85,001	45,001	45,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

130 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	S&P 500® Ex-Technology ETF		S&P Kensho Cleantech ETF	S&P Kensho Smart Factories ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	September 29, 2021* through November 30, 2021 (Unaudited)	September 29, 2021* through November 30, 2021 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$55,439	$73,536	$(3,303)	$(292)
Net realized gain (loss)	62,627	1,349,226	208,061	50,633
Change in net unrealized appreciation/depreciation	228,763	232,050	286,780	(44,205)
Change in net assets resulting from operations	346,829	1,654,812	491,538	6,136
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(51,358)	(65,132)	—	—
Total distributions	(51,358)	(65,132)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,294,277	23,960,378	5,139,695	4,000,440
Cost of shares redeemed	(767,549)	(20,876,976)	(1,181,106)	—
Change in net assets resulting from capital transactions	1,526,728	3,083,402	3,958,589	4,000,440
Change in net assets	1,822,199	4,673,082	4,450,127	4,006,576
NET ASSETS:
Beginning of period	$7,371,867	$2,698,785	$—	$—
End of period	$9,194,066	$7,371,867	$4,450,127	$4,006,576
SHARE TRANSACTIONS:
Beginning of period	100,001	50,001	—	—
Issued	—	—	100,001	100,001
Issued in-kind	30,000	350,000	25,000	—
Redeemed	—	—	—	—
Redemption in-kind	(10,000)	(300,000)	(25,000)	—
Shares outstanding, end of period	120,001	100,001	100,001	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 131

	S&P MidCap 400® Dividend Aristocrats ETF		S&P Technology Dividend Aristocrats ETF		Short Term USD Emerging Markets Bond ETF
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$15,963,025	$20,139,271	$674,307	$1,070,668	$110,582	$206,347
Net realized gain (loss)	15,201,210	34,483,873	14,466,550	11,795,039	8,639	54,151
Change in net unrealized appreciation/depreciation	(71,002,159)	242,504,177	(5,444,620)	16,634,099	(247,871)	172,741
Change in net assets resulting from operations	(39,837,924)	297,127,321	9,696,237	29,499,806	(128,650)	433,239
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(13,345,349)	(19,199,867)	(666,930)	(955,974)	(101,715)	(199,195)
Total distributions	(13,345,349)	(19,199,867)	(666,930)	(955,974)	(101,715)	(199,195)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	33,925,879	227,841,829	57,799,285	75,613,972	3,627,215	—
Cost of shares redeemed	(7,787,229)	(145,655,187)	(52,078,481)	(46,994,940)	—	—
Change in net assets resulting from capital transactions	26,138,650	82,186,642	5,720,804	28,619,032	3,627,215	—
Change in net assets	(27,044,623)	360,114,096	14,750,111	57,162,864	3,396,850	234,044
NET ASSETS:
Beginning of period	$1,040,520,128	$680,406,032	$97,733,643	$40,570,779	$7,348,954	$7,114,910
End of period	$1,013,475,505	$1,040,520,128	$112,483,754	$97,733,643	$10,745,804	$7,348,954
SHARE TRANSACTIONS:
Beginning of period	14,180,001	12,950,001	1,680,001	1,010,001	100,001	100,001
Issued	—	1,820,000	200,000	850,000	—	—
Issued in-kind	470,000	2,000,000	750,000	860,000	50,000	—
Redeemed	—	—	—	—	—	—
Redemption in-kind	(110,000)	(2,590,000)	(850,000)	(1,040,000)	—	—
Shares outstanding, end of period	14,540,001	14,180,001	1,780,001	1,680,001	150,001	100,001

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

132 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

Smart Materials ETF
October 26, 2021* through November 30, 2021 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,089
Net realized gain (loss)	52,932
Change in net unrealized appreciation/depreciation	(109,007)
Change in net assets resulting from operations	(53,986)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributions	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,009,225
Cost of shares redeemed	(1,033,675)
Change in net assets resulting from capital transactions	3,975,550
Change in net assets	3,921,564
NET ASSETS:
Beginning of period	$—
End of period	$3,921,564
SHARE TRANSACTIONS:
Issued	100,001
Issued in-kind	25,000
Redeemed	—
Redemption in-kind	(25,000)
Shares outstanding, end of period	100,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 133

STATEMENT OF CASH FLOW

134 :: NOVEMBER 30, 2021 (UNAUDITED) :: CONSOLIDATED STATEMENT OF CASH FLOW PROSHARES TRUST

Bitcoin Strategy ETF
October 18, 2021* through November 30, 2021
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(194,693,579)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(1,318,550,962)
Change in unrealized (appreciation) depreciation on investments in securities	225,010
Net amortization (accretion) of bond premium (discount)	(74,852)
Increases (decreases) in operating liabilities
Payable for investments purchased	20,000,000
Advisory fees payable	861,966
Trustee fees payable	1,474
Compliance services fees payable	23
Professional fees payable	328
Payable for variation margin on futures contracts	7,013,380
Net cash provided by (used in) operating activities	$(1,485,217,212)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares issued	1,643,332,915
Net borrowings of reverse repurchase agreements	1,246,931,639
Payments on shares redeemed	(46,014,945)
Net cash provided by (used in) financing activities	$2,844,249,609
Net change in cash and cash denominated in foreign currencies	1,359,032,397
Cash, beginning of period	—
Cash, end of period**	$1,359,032,397

*  Commencement of investment operations.

**  Cash amount reported as Cash in the Statement of Assets & Liabilities and represents Cash ($734,163,968) and Segregated cash balances with brokers for futures contracts ($624,868,429) but does not include short-term investments.

See accompanying notes to the financial statements.

PROSHARES TRUST CONSOLIDATED STATEMENT OF CASH FLOW :: NOVEMBER 30, 2021 (UNAUDITED) :: 135

FINANCIAL HIGHLIGHTS

136 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Big Data Refiners ETF
September 29, 2021* through November 30, 2021 (Unaudited)	$40.00	$(0.04)	$0.13	$—	$0.09	$—	$—	$—		$—	$40.09	0.22%	0.43%
Bitcoin Strategy ETF†
October 18, 2021* through November 30, 2021 (Unaudited)	40.00	(0.04)	(3.33)	0.01	(3.36)	—	—	—		—	36.64	(8.41)	(8.53)
Decline of the Retail Store ETF
Six Months ended November 30, 2021 (Unaudited)	16.50	(0.05)	(1.75)	—	(1.80)	—	—	—		—	14.70	(10.87)	(11.03)
Year ended May 31, 2021	34.39	(0.16)	(17.73)	—	(17.89)	—	—	—		—	16.50	(52.02)	(51.88)
Year ended May 31, 2020	39.55	0.03	(4.96)	—	(4.93)	(0.21)	—	(0.02	)#	(0.23)	34.39	(12.50)	(12.75)
Year ended May 31, 2019	33.98	0.25	5.57 (i)	—	5.82	(0.25)	—	—		(0.25)	39.55	17.29	17.27
November 14, 2017* through May 31, 2018	40.00	0.12	(6.09)	—	(5.97)	(0.05)	—	—		(0.05)	33.98	(14.95)	(14.94)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Big Data Refiners ETF
September 29, 2021* through November 30, 2021 (Unaudited)	0.58%	0.58%	(0.53)%	(0.53)%	$3,007	4%
Bitcoin Strategy ETF†
October 18, 2021* through November 30, 2021 (Unaudited)	0.95	0.95	(0.90)	(0.90)	1,433,617	86
Decline of the Retail Store ETF
Six Months ended November 30, 2021 (Unaudited)	0.65	0.65	(0.65)	(0.65)	5,882	—
Year ended May 31, 2021	0.65	0.65	(0.64)	(0.64)	7,424	—
Year ended May 31, 2020	0.66	0.66	0.07	0.07	36,107	—
Year ended May 31, 2019	0.65	0.65	0.77	0.77	5,933	—
November 14, 2017* through May 31, 2018	0.65	0.65	0.62	0.62	22,933	—

*  Commencement of investment operations.

†  Consolidated Financial Highlights.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 137

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2021 (Unaudited)	$46.63	$0.66	$(1.12)	$—	$(0.46)	$(1.04)	$—	$—	$(1.04)	$45.13	(1.04)%	(1.06)%
Year ended May 31, 2021	40.64	1.07	6.19	—	7.26	(1.27)	—	—	(1.27)	46.63	18.50	18.44
Year ended May 31, 2020	43.97	0.97	(2.91)	—	(1.94)	(1.39)	—	—	(1.39)	40.64	(4.55)	(4.74)
Year ended May 31, 2019	41.45	1.19	2.75	—	3.94	(1.42)	—	—	(1.42)	43.97	9.80	9.82
Year ended May 31, 2018	43.14	1.09	(1.35)	—	(0.26)	(1.43)	—	—	(1.43)	41.45	(0.62)	(0.47)
Year ended May 31, 2017	39.16	1.25	3.81	—	5.06	(1.08)	—	—	(1.08)	43.14	13.19	13.97
Equities for Rising Rates ETF
Six Months ended November 30, 2021 (Unaudited)	50.02	0.58	(1.14)	—	(0.56)	(0.45)	—	—	(0.45)	49.01	(1.09)	(0.71)
Year ended May 31, 2021	29.05	0.94	20.75	—	21.69	(0.72)	—	—	(0.72)	50.02	75.88	78.30
Year ended May 31, 2020	37.88	0.88	(8.81)	—	(7.93)	(0.90)	—	—	(0.90)	29.05	(21.31)	(22.29)
Year ended May 31, 2019	49.54	0.81	(11.49)	—	(10.68)	(0.98)	—	—	(0.98)	37.88	(21.81)	(22.25)
July 24, 2017* through May 31, 2018	40.00	0.56	9.46	—	10.02	(0.48)	—	—	(0.48)	49.54	25.15	25.61

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
DJ Brookfield Global Infrastructure ETF
Six Months ended November 30, 2021 (Unaudited)	0.45%	0.45%	2.81%	2.81%	$136,287	5%
Year ended May 31, 2021	0.45	0.45	2.58	2.58	177,659	10
Year ended May 31, 2020	0.46	0.46	2.24	2.24	143,446	8
Year ended May 31, 2019	0.45	0.45	2.81	2.81	99,368	14
Year ended May 31, 2018	0.45	0.45	2.58	2.58	39,380	11
Year ended May 31, 2017	0.79	0.45	2.75	3.09	42,060	23
Equities for Rising Rates ETF
Six Months ended November 30, 2021 (Unaudited)	0.35	0.35	2.34	2.34	10,292	16
Year ended May 31, 2021	0.35	0.35	2.31	2.31	7,002	105
Year ended May 31, 2020	0.35	0.35	2.31	2.31	1,162	147
Year ended May 31, 2019	0.35	0.35	1.75	1.75	3,788	89
July 24, 2017* through May 31, 2018	0.35	0.35	1.48	1.48	14,861	49

*  Commencement of investment operations.

See accompanying notes to the financial statements.

138 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Global Listed Private Equity ETF
Six Months ended November 30, 2021 (Unaudited)	$38.13	$0.85	$(0.42)	$—	$0.43	$(2.56)	$—	$—		$(2.56)	$36.00	1.05%	1.54%
Year ended May 31, 2021	25.82	1.60	12.97	—	14.57	(2.26)	—	—		(2.26)	38.13	59.40	58.58
Year ended May 31, 2020	33.60	1.62	(6.54)	—	(4.92)	(2.86)	—	—		(2.86)	25.82	(16.27)	(15.67)
Year ended May 31, 2019	36.04	1.67	(2.67)	—	(1.00)	(1.44)	—	—		(1.44)	33.60	(2.70)	(2.88)
Year ended May 31, 2018	43.21	2.76	(1.38)	—	1.38	(8.55)	—	—		(8.55)	36.04	3.54	3.27
Year ended May 31, 2017	38.00	3.04 (j)	3.87	—	6.91	(1.21)	—	(0.49)		(1.70)	43.21	18.83	18.49
Hedge Replication ETF
Six Months ended November 30, 2021 (Unaudited)	52.16	(0.17)	(0.92)	—	(1.09)	—	—	—		—	51.07	(2.10)	(2.03)
Year ended May 31, 2021	45.13	(0.34)	7.37	—	7.03	—	—	—		—	52.16	15.57	16.26
Year ended May 31, 2020	44.53	0.24	0.77	—	1.01	(0.39)	—	(0.02	)#	(0.41)	45.13	2.27	1.84
Year ended May 31, 2019	45.44	0.51	(1.06)	—	(0.55)	(0.36)	—	—		(0.36)	44.53	(1.21)	(1.39)
Year ended May 31, 2018	44.03	0.12	1.29	—	1.41	— (h)	—	—		— (h)	45.44	3.22	3.48
Year ended May 31, 2017	42.01	(0.19)	2.21	—	2.02	—	—	—		—	44.03	4.81	4.63

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Global Listed Private Equity ETF
Six Months ended November 30, 2021 (Unaudited)	1.26%	0.60%	3.87%	4.53%	$24,478	20%
Year ended May 31, 2021	1.40	0.60	4.39	5.19	20,974	21
Year ended May 31, 2020	1.38	0.60	4.32	5.11	16,266	20
Year ended May 31, 2019	1.22	0.60	4.25	4.87	18,818	25
Year ended May 31, 2018	1.97	0.60	5.59	6.95	18,922	23
Year ended May 31, 2017	1.87	0.60	6.50 (j)	7.77 (j)	11,882	34
Hedge Replication ETF
Six Months ended November 30, 2021 (Unaudited)	1.62	0.95	(1.33)	(0.66)	44,172	28
Year ended May 31, 2021	1.88	0.95	(1.62)	(0.68)	44,071	72
Year ended May 31, 2020	1.62	0.95	(0.16)	0.52	26,854	89
Year ended May 31, 2019	1.53	0.95	0.55	1.13	31,842	106
Year ended May 31, 2018	1.78	0.95	(0.57)	0.26	40,896	170
Year ended May 31, 2017	1.84	0.95	(1.33)	(0.45)	39,626	121

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 139

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2021 (Unaudited)	$62.62	$1.34	$(0.96)	$—	(h)	$0.38	$(1.42)	$—	$—	$(1.42)	$61.58	0.60%	0.68%
Year ended May 31, 2021	58.74	2.96	4.05	—	(h)	7.01	(3.13)	—	—	(3.13)	62.62	12.22	12.22
Year ended May 31, 2020	64.39	3.53	(5.52)	—		(1.99)	(3.66)	—	—	(3.66)	58.74	(3.32)	(3.03)
Year ended May 31, 2019	66.82	4.04	(2.41)	0.02		1.65	(4.08)	—	—	(4.08)	64.39	2.50	2.29
Year ended May 31, 2018	68.59	3.90	(1.84)	0.03		2.09	(3.86)	—	—	(3.86)	66.82	3.10	2.73
Year ended May 31, 2017	64.45	3.75	3.90	0.08		7.73	(3.59)	—	—	(3.59)	68.59	12.29	12.61
Inflation Expectations ETF
Six Months ended November 30, 2021 (Unaudited)	30.10	0.62	0.10	—	(h)	0.72	(0.66)	—	—	(0.66)	30.16	2.53	2.14
Year ended May 31, 2021	24.12	0.51	5.66	0.01		6.18	(0.20)	—	—	(0.20)	30.10	25.70	25.40
Year ended May 31, 2020	27.12	0.40	(2.86)	0.01		(2.45)	(0.55)	—	—	(0.55)	24.12	(9.16)	(8.73)
Year ended May 31, 2019	28.66	0.59	(1.53)	0.01		(0.93)	(0.61)	—	—	(0.61)	27.12	(3.35)	(2.69)
Year ended May 31, 2018	27.81	0.54	1.11 (i)	0.01		1.66	(0.81)	—	—	(0.81)	28.66	6.14	3.62
Year ended May 31, 2017	27.46	0.64	0.09 (i)	0.01		0.74	(0.39)	—	—	(0.39)	27.81	2.71	2.91

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
High Yield-Interest Rate Hedged
Six Months ended November 30, 2021 (Unaudited)	0.50%	0.50%	4.28%	4.28%	$144,717	28%
Year ended May 31, 2021	0.50	0.50	4.83	4.83	108,019	55
Year ended May 31, 2020	0.51	0.51	5.62	5.62	76,360	52
Year ended May 31, 2019	0.50	0.50	6.10	6.10	125,561	49
Year ended May 31, 2018	0.50	0.50	5.75	5.75	172,054	42
Year ended May 31, 2017	0.61	0.50	5.49	5.59	140,613	50
Inflation Expectations ETF
Six Months ended November 30, 2021 (Unaudited)	0.99	0.30	3.43	4.12	42,532	—
Year ended May 31, 2021	1.70	0.30	0.44	1.84	44,247	60
Year ended May 31, 2020	1.13	0.30	0.72	1.56	7,719	21
Year ended May 31, 2019	1.75	0.30	0.63	2.08	7,593	120
Year ended May 31, 2018	1.21	0.30	1.07	1.98	10,029	46
Year ended May 31, 2017	1.21	0.32	1.36	2.25	57,012	190

See accompanying notes to the financial statements.

140 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2021 (Unaudited)	$76.25	$0.93	$(2.05)	$—		$(1.12)	$(0.91)	$—	$—	$(0.91)	$74.22	(1.46)%	(1.70)%
Year ended May 31, 2021	69.63	1.93	6.58	0.03		8.54	(1.92)	—	—	(1.92)	76.25	12.40	12.19
Year ended May 31, 2020	73.37	2.49	(3.66)	—	(h)	(1.17)	(2.57)	—	—	(2.57)	69.63	(1.73)	(1.26)
Year ended May 31, 2019	74.89	2.87	(1.43)	0.01		1.45	(2.97)	—	—	(2.97)	73.37	1.99	1.51
Year ended May 31, 2018	75.75	2.74	(0.97)	—	(h)	1.77	(2.63)	—	—	(2.63)	74.89	2.31	2.27
Year ended May 31, 2017	73.45	2.62	2.14	0.05		4.81	(2.51)	—	—	(2.51)	75.75	6.65	6.90
K-1 Free Crude Oil Strategy ETF†
Six Months ended November 30, 2021 (Unaudited)	59.06	(0.21)	4.35	—		4.14	(14.78)	—	—	(14.78)	48.42	4.64	4.76
Year ended May 31, 2021	33.68	(0.29)	25.67	—		25.38	—	—	—	—	59.06	75.34	77.78
Year ended May 31, 2020(k)	97.38	0.08	(62.88)	—		(62.80)	(0.90)	—	—	(0.90)	33.68	(65.09)	(65.24)
Year ended May 31, 2019(k)	121.60	1.36	(24.89)	—		(23.53)	(0.69)	—	—	(0.69)	97.38	(19.30)	(19.85)
Year ended May 31, 2018(k)	94.67	0.50	33.11	—		33.61	(6.68)	—	—	(6.68)	121.60	36.41	37.11
September 26, 2016* through May 31, 2017(k)	100.00	(0.22)	(5.11)	—		(5.33)	—	—	—	—	94.67	(5.33)	(5.70)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)						SUPPLEMENTAL DATA
	Expenses before expense reductions		Expenses net of waivers, if any		Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended November 30, 2021 (Unaudited)	0.30%		0.30%		2.46%	2.46%	$1,085,540	8%
Year ended May 31, 2021	0.30		0.30		2.59	2.59	724,383	22
Year ended May 31, 2020	0.30		0.30		3.40	3.40	234,995	21
Year ended May 31, 2019	0.30		0.30		3.87	3.87	295,317	22
Year ended May 31, 2018	0.30		0.30		3.58	3.58	597,210	24
Year ended May 31, 2017	0.38		0.30		3.42	3.50	295,426	30
K-1 Free Crude Oil Strategy ETF†
Six Months ended November 30, 2021 (Unaudited)	0.68	(o)	0.68	(o)	(0.68)	(0.68)	62,167	—
Year ended May 31, 2021	0.67	(n)	0.67	(n)	(0.67)	(0.67)	103,884	—
Year ended May 31, 2020(k)	0.66		0.65		0.15	0.16	76,091	206	(l)
Year ended May 31, 2019(k)	0.65		0.65		1.24	1.24	11,198	—
Year ended May 31, 2018(k)	0.65		0.65		0.46	0.46	12,160	—
September 26, 2016* through May 31, 2017(k)	0.65		0.65		(0.31)	(0.31)	2,840	—

*  Commencement of investment operations.

†  Consolidated Financial Highlights.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 141

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Large Cap Core Plus
Six Months ended November 30, 2021(p) (Unaudited)	$48.48	$0.24	$4.44	$—	$4.68	$(0.19)	$—	$—	$(0.19)	$52.97	9.67%	9.62%
Year ended May 31, 2021(p)	35.06	0.45	13.45	—	13.90	(0.48)	—	—	(0.48)	48.48	39.97	39.77
Year ended May 31, 2020(p)	33.26	0.53	1.86	—	2.39	(0.59)	—	—	(0.59)	35.06	7.26	7.49
Year ended May 31, 2019(p)	33.77	0.51	(0.53)	—	(0.02)	(0.49)	—	—	(0.49)	33.26	(0.08)	(0.25)
Year ended May 31, 2018(p)	29.80	0.48	3.92	—	4.40	(0.43)	—	—	(0.43)	33.77	14.85	15.00
Year ended May 31, 2017(p)	25.62	0.44	4.14	—	4.58	(0.40)	—	—	(0.40)	29.80	18.04	18.02
Long Online /Short Stores ETF
Six Months ended November 30, 2021 (Unaudited)	78.80	0.10	(16.02)	—	(15.92)	—	—	—	—	62.88	(20.20)	(20.18)
Year ended May 31, 2021	68.72	1.17 (m)	10.14	—	11.31	(1.23)	—	—	(1.23)	78.80	16.23	16.41
Year ended May 31, 2020	51.09	(0.17)	17.80	—	17.63	—	—	—	—	68.72	34.52	34.29
Year ended May 31, 2019	48.31	(0.15)	2.93	—	2.78	—	—	—	—	51.09	5.74	5.56
November 14, 2017* through May 31, 2018	40.00	(0.08)	8.39	—	8.31	—	—	—	—	48.31	20.78	21.03

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Large Cap Core Plus
Six Months ended November 30, 2021(p) (Unaudited)	0.45%	0.45%	0.92%	0.92%	$502,193	29%
Year ended May 31, 2021(p)	0.45	0.45	1.10	1.10	481,904	58
Year ended May 31, 2020(p)	0.46	0.46	1.49	1.49	412,340	57
Year ended May 31, 2019(p)	0.45	0.45	1.51	1.51	756,295	52
Year ended May 31, 2018(p)	0.45	0.45	1.48	1.48	785,230	53
Year ended May 31, 2017(p)	0.71	0.45	1.33	1.58	646,662	51
Long Online /Short Stores ETF
Six Months ended November 30, 2021 (Unaudited)	0.65	0.65	0.27	0.27	55,023	75
Year ended May 31, 2021	0.65	0.65	1.36 (m)	1.36 (m)	100,467	77
Year ended May 31, 2020	0.65	0.65	(0.31)	(0.31)	183,132	89
Year ended May 31, 2019	0.65	0.65	(0.31)	(0.31)	48,787	53
November 14, 2017* through May 31, 2018	0.65	0.65	(0.32)	(0.32)	53,144	30

*  Commencement of investment operations.

See accompanying notes to the financial statements.

142 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Managed Futures Strategy ETF†
Six Months ended November 30, 2021 (Unaudited)	$41.10	$(0.14)	$(0.84)	$—	$(0.98)	$—	$—	$—		$—	$40.12	(2.38)%	(2.53)%
Year ended May 31, 2021	39.42	(0.27)	1.95	—	1.68	—	—	—		—	41.10	4.26	3.79
Year ended May 31, 2020	39.69	0.20	0.02 (i)	—	0.22	(0.40)	(0.03)	(0.06	)#	(0.49)	39.42	0.56	1.06
Year ended May 31, 2019	39.58	0.54	0.20 (i)	—	0.74	(0.58)	(0.05)	—		(0.63)	39.69	1.85	0.89
Year ended May 31, 2018	41.09	0.12	(1.59)	—	(1.47)	(0.04)	—	—		(0.04)	39.58	(3.58)	(2.59)
Year ended May 31, 2017	39.77	(0.16)	1.48	—	1.32	—	—	—		—	41.09	3.32	2.96
Merger ETF
Six Months ended November 30, 2021 (Unaudited)	40.82	0.11	0.34	—	0.45	(0.12)	—	—		(0.12)	41.15	1.11	1.26
Year ended May 31, 2021	37.64	0.26	3.01	—	3.27	(0.09)	—	—		(0.09)	40.82	8.72	8.91
Year ended May 31, 2020	37.24	0.01	0.69	—	0.70	(0.30)	—	—		(0.30)	37.64	1.86	1.52
Year ended May 31, 2019	35.58	0.32	1.85	—	2.17	(0.51)	—	—		(0.51)	37.24	6.16	7.58
Year ended May 31, 2018	35.67	0.22	(0.18)	—	0.04	(0.13)	—	—		(0.13)	35.58	0.11	(1.26)
Year ended May 31, 2017	36.72	0.11	(0.89)	—	(0.78)	(0.27)	—	—		(0.27)	35.67	(2.13)	(1.54)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Managed Futures Strategy ETF†
Six Months ended November 30, 2021 (Unaudited)	0.75%	0.75%	(0.66)%	(0.66)%	$6,219	1,146%
Year ended May 31, 2021	0.75	0.75	(0.68)	(0.68)	4,726	1,195
Year ended May 31, 2020	0.76	0.76	0.51	0.51	4,139	2,564
Year ended May 31, 2019	0.75	0.75	1.35	1.35	3,771	2,398
Year ended May 31, 2018	0.75	0.75	0.31	0.31	2,969	1,732
Year ended May 31, 2017	0.75	0.75	(0.41)	(0.41)	5,137	—
Merger ETF
Six Months ended November 30, 2021 (Unaudited)	1.18	0.75	0.08	0.52	56,583	131
Year ended May 31, 2021	1.68	0.75	(0.27)	0.65	42,863	315
Year ended May 31, 2020	3.49	0.75	(2.73)	0.02	7,527	249
Year ended May 31, 2019	3.49	0.75	(1.87)	0.87	5,586	314
Year ended May 31, 2018	4.05	0.75	(2.68)	0.62	4,448	296
Year ended May 31, 2017	3.81	0.75	(2.77)	0.29	2,675	370

†  Consolidated Financial Highlights.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 143

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2021 (Unaudited)	$39.72	$0.68	$(1.19)	$—	$(0.51)	$(0.70)	$—	$—	(h)	$(0.70)	$38.51	(1.29)%	(1.04)%
Year ended May 31, 2021	34.45	0.45	5.23	—	5.68	(0.41)	—	—	(h)	(0.41)	39.72	16.56	16.58
Year ended May 31, 2020	36.95	0.87	(2.48)	—	(1.61)	(0.89)	—	—	(h)#	(0.89)	34.45	(4.49)	(4.23)
Year ended May 31, 2019	37.58	0.66	(0.65)	—	0.01	(0.64)	—	—		(0.64)	36.95	0.04	(0.30)
Year ended May 31, 2018	39.17	1.33	(1.59)	—	(0.26)	(1.33)	—	—		(1.33)	37.58	(0.68)	(0.71)
Year ended May 31, 2017	38.29	0.40	0.94	—	1.34	(0.45)	—	(0.01)		(0.46)	39.17	3.51	4.10
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	46.06	0.27	(0.53)	—	(0.26)	(0.59)	—	—		(0.59)	45.21	(0.56)	(0.07)
Year ended May 31, 2021	36.18	0.79	9.73	—	10.52	(0.64)	—	—		(0.64)	46.06	29.37	29.46
Year ended May 31, 2020	35.92	0.66	0.38 (i)	—	1.04	(0.78)	—	—		(0.78)	36.18	2.82	2.65
Year ended May 31, 2019	38.53	0.80	(2.59)	—	(1.79)	(0.82)	—	—		(0.82)	35.92	(4.72)	(4.92)
Year ended May 31, 2018	37.13	0.86	1.49	—	2.35	(0.95)	—	—		(0.95)	38.53	6.42	6.12
Year ended May 31, 2017	35.79	0.79	1.42	—	2.21	(0.87)	—	—		(0.87)	37.13	6.38	7.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Morningstar Alternatives Solution ETF
Six Months ended November 30, 2021 (Unaudited)	0.93%	0.24%	2.79%	3.47%	$9,628	29%
Year ended May 31, 2021	1.08	0.22	0.38	1.24	9,532	62
Year ended May 31, 2020	1.21	0.21	1.39	2.40	6,891	52
Year ended May 31, 2019	1.06	0.22	0.94	1.78	6,652	67
Year ended May 31, 2018	0.45	0.21	3.22	3.45	8,267	57
Year ended May 31, 2017	0.81	0.21	0.43	1.03	21,542	65
MSCI EAFE Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	0.50	0.50	1.14	1.14	136,091	29
Year ended May 31, 2021	0.50	0.50	1.90	1.90	138,649	57
Year ended May 31, 2020	0.51	0.51	1.78	1.78	116,855	81
Year ended May 31, 2019	0.50	0.50	2.19	2.19	109,559	31
Year ended May 31, 2018	0.50	0.50	2.27	2.27	115,578	32
Year ended May 31, 2017	0.71	0.50	2.09	2.30	61,262	35
See accompanying notes to the financial statements.

144 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	$62.02	$0.81	$(6.57)	$—	$(5.76)	$(0.82)	$—	$—	$(0.82)	$55.44	(9.37)%	(10.31)%
Year ended May 31, 2021	45.70	1.73	16.35	—	18.08	(1.76)	—	—	(1.76)	62.02	40.52	41.04
Year ended May 31, 2020	56.45	1.23	(10.58)	—	(9.35)	(1.40)	—	—	(1.40)	45.70	(16.99)	(16.96)
Year ended May 31, 2019	57.61	1.20	(1.67)	—	(0.47)	(0.69)	—	—	(0.69)	56.45	(0.84)	(0.43)
Year ended May 31, 2018	52.18	1.11	5.60	—	6.71	(1.28)	—	—	(1.28)	57.61	13.02	12.43
Year ended May 31, 2017	45.51	0.86	7.07	—	7.93	(1.26)	—	—	(1.26)	52.18	17.80	18.81
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	51.67	0.19	0.93	—	1.12	(0.63)	—	—	(0.63)	52.16	2.21	2.85
Year ended May 31, 2021	39.41	0.85	11.96	—	12.81	(0.55)	—	—	(0.55)	51.67	32.81	33.22
Year ended May 31, 2020	38.72	0.68	0.95	—	1.63	(0.94)	—	—	(0.94)	39.41	4.18	4.35
Year ended May 31, 2019	41.97	0.86	(3.24)	—	(2.38)	(0.87)	—	—	(0.87)	38.72	(5.79)	(5.77)
Year ended May 31, 2018	41.08	0.93	0.93	—	1.86	(0.97)	—	—	(0.97)	41.97	4.62	4.16
Year ended May 31, 2017	38.78	0.84	2.23	—	3.07	(0.77)	—	—	(0.77)	41.08	8.13	7.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI Emerging Markets Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	0.60%	0.60%	2.72%	2.72%	$19,128	46%
Year ended May 31, 2021	0.60	0.60	3.16	3.16	22,637	78
Year ended May 31, 2020	0.61	0.61	2.29	2.29	22,165	51
Year ended May 31, 2019	0.60	0.60	2.15	2.15	20,602	79
Year ended May 31, 2018	0.60	0.60	1.93	1.93	20,163	61
Year ended May 31, 2017	1.11	0.60	1.27	1.78	10,436	73
MSCI Europe Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	0.55	0.55	0.71	0.71	12,257	30
Year ended May 31, 2021	0.55	0.55	1.88	1.88	9,559	57
Year ended May 31, 2020	0.56	0.56	1.68	1.68	7,686	92
Year ended May 31, 2019	0.55	0.55	2.15	2.15	9,099	28
Year ended May 31, 2018	0.55	0.55	2.24	2.24	10,493	31
Year ended May 31, 2017	0.99	0.55	1.82	2.26	9,244	34

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 145

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
MSCI Transformational Changes ETF
Six Months ended November 30, 2021 (Unaudited)	$43.76	$0.03	$1.52	$—		$1.55	$(0.07)	$—	$—	$(0.07)	$45.24	3.53%	3.43%
October 14, 2020* through May 31, 2021	40.00	0.12	3.66	—	(h)	3.78	(0.02)	—	—	(0.02)	43.76	9.47	9.42
Nanotechnology ETF
October 26, 2021* through November 30, 2021 (Unaudited)	40.00	— (h)	3.25	0.01		3.26	—	—	—	—	43.26	8.15	8.13
Nasdaq-100 Dorsey Wright Momentum ETF
Six Months ended November 30, 2021 (Unaudited)	42.08	(0.01)	2.06	—		2.05	(0.05)	—	—	(0.05)	44.08	4.88	4.84
May 18, 2021* through May 31, 2021	40.00	0.04	2.04	—		2.08	—	—	—	—	42.08	5.20	5.25
On-Demand ETF
October 26, 2021* through November 30, 2021 (Unaudited)	40.00	(0.02)	(4.12)	0.01		(4.13)	—	—	—	—	35.87	(10.33)	(10.50)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
MSCI Transformational Changes ETF
Six Months ended November 30, 2021 (Unaudited)	0.45%	0.45%	0.13%	0.13%	$40,719	13%
October 14, 2020* through May 31, 2021	0.45	0.45	0.46	0.46	47,047	44
Nanotechnology ETF
October 26, 2021* through November 30, 2021 (Unaudited)	0.58	0.58	0.06	0.06	4,326	14
Nasdaq-100 Dorsey Wright Momentum ETF
Six Months ended November 30, 2021 (Unaudited)	0.58	0.58	(0.06)	(0.06)	29,095	79
May 18, 2021* through May 31, 2021	0.58	0.58	2.90	2.90	4,208	—
On-Demand ETF
October 26, 2021* through November 30, 2021 (Unaudited)	0.60	0.60	(0.60)	(0.60)	4,484	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

146 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Online Retail ETF
Six Months ended November 30, 2021 (Unaudited)	$75.70	$0.17	$(12.51)		$—	$(12.34)	$—	$—	$—	$—	$63.36	(16.31)%	(16.32)%
Year ended May 31, 2021	47.31	0.63	28.70		—	29.33	(0.94)	—	—	(0.94)	75.70	62.18	62.54
Year ended May 31, 2020	35.24	(0.09)	12.16		—	12.07	—	—	—	—	47.31	34.25	34.08
July 13, 2018* through May 31, 2019	40.00	(0.09)	(4.67)		—	(4.76)	—	—	—	—	35.24	(11.90)	(11.98)
Pet Care ETF
Six Months ended November 30, 2021 (Unaudited)	77.76	0.06	(1.58)		—	(1.52)	(0.07)	—	—	(0.07)	76.17	(1.97)	(1.84)
Year ended May 31, 2021	47.27	0.16	30.44		—	30.60	(0.11)	—	—	(0.11)	77.76	64.79	64.24
Year ended May 31, 2020	39.94	0.14	7.34		—	7.48	(0.15)	—	—	(0.15)	47.27	18.79	19.21
November 5, 2018* through May 31, 2019	40.00	0.08	(0.10	)(i)	—	(0.02)	(0.04)	—	—	(0.04)	39.94	(0.04)	(0.08)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Online Retail ETF
Six Months ended November 30, 2021 (Unaudited)	0.58%	0.58%	0.47%	0.47%	$738,133	73%
Year ended May 31, 2021	0.58	0.58	0.84	0.84	1,052,262	91
Year ended May 31, 2020	0.58	0.58	(0.23)	(0.23)	131,516	81
July 13, 2018* through May 31, 2019	0.58	0.58	(0.30)	(0.30)	21,144	46
Pet Care ETF
Six Months ended November 30, 2021 (Unaudited)	0.50	0.50	0.16	0.16	331,323	24
Year ended May 31, 2021	0.50	0.50	0.23	0.23	303,265	45
Year ended May 31, 2020	0.50	0.50	0.33	0.33	60,275	66
November 5, 2018* through May 31, 2019	0.50	0.50	0.36	0.36	26,958	42

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 147

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
RAFITM Long/Short
Six Months ended November 30, 2021 (Unaudited)	$32.90	$0.18	$(2.44)	$—	$(2.26)	$(0.15)	$—	$—	$(0.15)	$30.49	(6.89)%	(6.95)%
Year ended May 31, 2021	31.61	0.40	1.36	—	1.76	(0.47)	—	—	(0.47)	32.90	5.66	5.99
Year ended May 31, 2020	34.84	0.62	(3.19)	—	(2.57)	(0.66)	—	—	(0.66)	31.61	(7.50)	(7.61)
Year ended May 31, 2019	36.69	0.64	(1.81)	—	(1.17)	(0.68)	—	—	(0.68)	34.84	(3.23)	(3.17)
Year ended May 31, 2018	37.89	0.56	(1.18)	—	(0.62)	(0.58)	—	—	(0.58)	36.69	(1.66)	(2.00)
Year ended May 31, 2017	39.10	0.52	(1.26)	—	(0.74)	(0.47)	—	—	(0.47)	37.89	(1.94)	(1.81)
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	67.03	0.73	(4.29)	—	(3.56)	(0.66)	—	—	(0.66)	62.81	(5.28)	(5.23)
Year ended May 31, 2021	49.66	1.27	17.27	—	18.54	(1.17)	—	—	(1.17)	67.03	38.00	38.03
Year ended May 31, 2020	57.13	1.31	(7.44)	—	(6.13)	(1.34)	—	—	(1.34)	49.66	(10.96)	(10.99)
Year ended May 31, 2019	56.29	1.26	0.67	—	1.93	(1.09)	—	—	(1.09)	57.13	3.48	3.55
Year ended May 31, 2018	53.30	1.11	2.89	—	4.00	(1.01)	—	—	(1.01)	56.29	7.57	7.53
Year ended May 31, 2017	44.78	0.94	8.31	—	9.25	(0.73)	—	—	(0.73)	53.30	20.75	20.70

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
RAFITM Long/Short
Six Months ended November 30, 2021 (Unaudited)	3.93%	0.95%	(1.84)%	1.15%	$4,879	8%
Year ended May 31, 2021	3.88	0.95	(1.63)	1.30	4,935	40
Year ended May 31, 2020	3.22	0.95	(0.44)	1.83	5,373	25
Year ended May 31, 2019	2.55	0.95	0.18	1.79	9,058	30
Year ended May 31, 2018	1.83	0.95	0.62	1.50	11,923	14
Year ended May 31, 2017	1.45	0.95	0.84	1.34	25,575	11
Russell 2000 Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	0.40	0.40	2.26	2.26	835,435	48
Year ended May 31, 2021	0.40	0.40	2.23	2.23	924,290	60
Year ended May 31, 2020	0.41	0.41	2.30	2.30	588,955	33
Year ended May 31, 2019	0.40	0.40	2.17	2.17	630,109	26
Year ended May 31, 2018	0.40	0.40	2.03	2.03	406,693	20
Year ended May 31, 2017	0.46	0.40	1.77	1.82	410,391	26

*  Commencement of investment operations.

See accompanying notes to the financial statements.

148 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Russell U.S. Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	$48.73	$0.51	$(1.50)	$—	$(0.99)	$(0.57)	$—	$—	$(0.57)	$47.17	(2.01)%	(2.15)%
Year ended May 31, 2021	36.25	0.98	12.49	—	13.47	(0.99)	—	—	(0.99)	48.73	37.80	37.79
November 5, 2019* through May 31, 2020	40.00	0.49	(3.98)	—	(3.49)	(0.26)	—	—	(0.26)	36.25	(8.62)	(8.53)
S&P 500® Bond ETF
Six Months ended November 30, 2021 (Unaudited)	90.20	0.91	1.23	—	2.14	(0.93)	—	—	(0.93)	91.41	2.38	2.13
Year ended May 31, 2021	90.47	1.98	(0.13)	—	1.85	(2.12)	—	—	(2.12)	90.20	2.01	1.52
Year ended May 31, 2020	83.60	2.88	6.92	0.04	9.84	(2.97)	—	—	(2.97)	90.47	11.97	12.38
Year ended May 31, 2019	80.84	3.07	2.70	0.02	5.79	(3.03)	—	—	(3.03)	83.60	7.40	7.21
May 1, 2018* through May 31, 2018	80.00	0.23	0.44	0.17	0.84	—	—	—	—	80.84	1.05	1.36

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Russell U.S. Dividend Growers ETF
Six Months ended November 30, 2021 (Unaudited)	0.35%	0.35%	2.13%	2.13%	$19,813	11%
Year ended May 31, 2021	0.35	0.35	2.36	2.36	28,262	22
November 5, 2019* through May 31, 2020	0.36	0.36	2.35	2.35	21,390	8
S&P 500® Bond ETF
Six Months ended November 30, 2021 (Unaudited)	0.15	0.15	1.99	1.99	36,563	42
Year ended May 31, 2021	0.15	0.15	2.16	2.16	36,081	73
Year ended May 31, 2020	0.15	0.15	3.30	3.30	29,403	55
Year ended May 31, 2019	0.15	0.15	3.82	3.82	27,169	29
May 1, 2018* through May 31, 2018	0.15	0.15	3.50	3.50	32,336	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 149

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2021 (Unaudited)	$92.20	$1.02	$(0.24	)(i)	$—	$0.78	$(0.85)	$—	$—	$(0.85)	$92.13	0.87%	0.85%
Year ended May 31, 2021	67.00	1.78	25.16		—	26.94	(1.74)	—	—	(1.74)	92.20	40.88	41.10
Year ended May 31, 2020	65.14	1.58	1.81	(i)	—	3.39	(1.53)	—	—	(1.53)	67.00	5.22	5.11
Year ended May 31, 2019	62.21	1.42	2.94		—	4.36	(1.43)	—	—	(1.43)	65.14	7.10	7.07
Year ended May 31, 2018	57.46	1.37	4.54		—	5.91	(1.16)	—	—	(1.16)	62.21	10.34	10.34
Year ended May 31, 2017	53.14	1.18	4.28		—	5.46	(1.14)	—	—	(1.14)	57.46	10.41	10.43
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2021 (Unaudited)	91.08	0.49	7.93		—	8.42	(0.51)	—	—	(0.51)	98.99	9.27	9.33
Year ended May 31, 2021	65.94	0.96	25.12		—	26.08	(0.94)	—	—	(0.94)	91.08	39.88	39.84
Year ended May 31, 2020	58.41	1.04	7.43		—	8.47	(0.94)	—	—	(0.94)	65.94	14.62	14.67
Year ended May 31, 2019	56.44	0.93	1.92		—	2.85	(0.88)	—	—	(0.88)	58.41	5.10	5.03
Year ended May 31, 2018	50.44	0.87	5.98		—	6.85	(0.85)	—	—	(0.85)	56.44	13.67	13.98
Year ended May 31, 2017	43.32	0.83	7.10		—	7.93	(0.81)	—	—	(0.81)	50.44	18.49	18.78

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Dividend Aristocrats ETF
Six Months ended November 30, 2021 (Unaudited)	0.35%	0.35%	2.20%	2.20%	$9,129,998	6%
Year ended May 31, 2021	0.35	0.35	2.26	2.26	8,639,244	21
Year ended May 31, 2020	0.35	0.35	2.28	2.28	5,755,149	29
Year ended May 31, 2019	0.35	0.35	2.17	2.17	4,520,918	20
Year ended May 31, 2018	0.35	0.35	2.23	2.23	3,493,291	22
Year ended May 31, 2017	0.41	0.35	2.08	2.14	3,008,063	16
S&P 500® Ex-Energy ETF
Six Months ended November 30, 2021 (Unaudited)	0.27	0.27	1.01	1.01	30,191	1
Year ended May 31, 2021	0.27	0.27	1.21	1.21	25,047	8
Year ended May 31, 2020	0.27	0.27	1.63	1.63	16,814	4
Year ended May 31, 2019	0.27	0.27	1.60	1.60	6,717	6
Year ended May 31, 2018	0.27	0.27	1.61	1.61	7,055	4
Year ended May 31, 2017	0.27	0.27	1.81	1.81	6,305	4

*  Commencement of investment operations.

See accompanying notes to the financial statements.

150 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2021 (Unaudited)	$88.10	$0.48	$8.60	$—	$9.08	$(0.48)	$—	$—	$(0.48)	$96.70	10.34%	10.20%
Year ended May 31, 2021	64.97	0.96	23.05	—	24.01	(0.88)	—	—	(0.88)	88.10	37.22	37.03
Year ended May 31, 2020	56.85	1.02	8.09	—	9.11	(0.99)	—	—	(0.99)	64.97	16.19	16.50
Year ended May 31, 2019	55.43	0.96	1.33	—	2.29	(0.87)	—	—	(0.87)	56.85	4.14	5.98
Year ended May 31, 2018	49.53	0.89	5.85	—	6.74	(0.84)	—	—	(0.84)	55.43	13.73	12.00
Year ended May 31, 2017	43.36	0.83	6.32	—	7.15	(0.98)	—	—	(0.98)	49.53	16.71	18.15
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2021 (Unaudited)	88.56	0.50	8.10	—	8.60	(0.60)	—	—	(0.60)	96.56	9.75	9.70
Year ended May 31, 2021	62.87	1.09	25.70	—	26.79	(1.10)	—	—	(1.10)	88.56	43.08	43.07
Year ended May 31, 2020	57.57	1.11	5.28	—	6.39	(1.09)	—	—	(1.09)	62.87	11.21	11.27
Year ended May 31, 2019	56.95	0.99	0.62	—	1.61	(0.99)	—	—	(0.99)	57.57	2.88	2.13
Year ended May 31, 2018	50.44	0.94	6.42	—	7.36	(0.85)	—	—	(0.85)	56.95	14.68	16.29
Year ended May 31, 2017	43.51	0.87	7.09	—	7.96	(1.03)	—	—	(1.03)	50.44	18.55	19.80

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Financials ETF
Six Months ended November 30, 2021 (Unaudited)	0.27%	0.27%	1.02%	1.02%	$9,187	1%
Year ended May 31, 2021	0.27	0.27	1.23	1.23	7,488	5
Year ended May 31, 2020	0.27	0.27	1.65	1.65	4,223	4
Year ended May 31, 2019	0.27	0.27	1.67	1.67	1,990	6
Year ended May 31, 2018	0.27	0.27	1.68	1.68	1,386	8
Year ended May 31, 2017	0.27	0.27	1.84	1.84	1,238	8
S&P 500® Ex-Health Care ETF
Six Months ended November 30, 2021 (Unaudited)	0.27	0.27	1.08	1.08	4,345	1
Year ended May 31, 2021	0.27	0.27	1.39	1.39	3,985	29
Year ended May 31, 2020	0.27	0.27	1.79	1.79	2,201	5
Year ended May 31, 2019	0.27	0.27	1.72	1.72	1,439	6
Year ended May 31, 2018	0.27	0.27	1.73	1.73	1,424	8
Year ended May 31, 2017	0.27	0.27	1.89	1.89	1,261	9

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 151

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS								DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)		Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2021 (Unaudited)	$73.72	$0.50		$2.89		$—		$3.39	$(0.49)	$—	$—	$(0.49)	$76.62	4.62%	4.60%
Year ended May 31, 2021	53.97	0.96		19.79		—		20.75	(1.00)	—	—	(1.00)	73.72	38.92	38.98
Year ended May 31, 2020	52.09	1.04		1.87	(i)	—		2.91	(1.03)	—	—	(1.03)	53.97	5.64	5.67
Year ended May 31, 2019	51.48	0.96		0.62		—		1.58	(0.97)	—	—	(0.97)	52.09	3.10	2.07
Year ended May 31, 2018	47.50	0.96		3.89		—		4.85	(0.87)	—	—	(0.87)	51.48	10.29	11.20
Year ended May 31, 2017	42.78	0.85		4.82		—		5.67	(0.95)	—	—	(0.95)	47.50	13.43	13.50
S&P Kensho Cleantech ETF
September 29, 2021* through November 30, 2021 (Unaudited)	40.00	(0.03)		4.53		—	(h)	4.50	—	—	—	—	44.50	11.26	11.30
S&P Kensho Smart Factories ETF
September 29, 2021* through November 30, 2021 (Unaudited)	40.00	—	(h)	0.07		—	(h)	0.07	—	—	—	—	40.07	0.16	0.05

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P 500® Ex-Technology ETF
Six Months ended November 30, 2021 (Unaudited)	0.27%	0.27%	1.31%	1.31%	$9,194	2%
Year ended May 31, 2021	0.27	0.27	1.48	1.48	7,372	15
Year ended May 31, 2020	0.27	0.27	1.89	1.89	2,699	5
Year ended May 31, 2019	0.27	0.27	1.83	1.83	3,126	22
Year ended May 31, 2018	0.27	0.27	1.87	1.87	2,574	4
Year ended May 31, 2017	0.27	0.27	1.91	1.91	1,187	6
S&P Kensho Cleantech ETF
September 29, 2021* through November 30, 2021 (Unaudited)	0.58	0.58	(0.43)	(0.43)	4,450	17
S&P Kensho Smart Factories ETF
September 29, 2021* through November 30, 2021 (Unaudited)	0.58	0.58	(0.04)	(0.04)	4,007	16

*  Commencement of investment operations.

See accompanying notes to the financial statements.

152 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2021 (Unaudited)	$73.38	$1.10	$(3.86)	$—	$(2.76)	$(0.92)	$—	$—	$(0.92)	$69.70	(3.74)%	(3.77)%
Year ended May 31, 2021	52.54	1.51	20.78	—	22.29	(1.45)	—	—	(1.45)	73.38	43.17	43.37
Year ended May 31, 2020	55.48	1.36	(2.90)	—	(1.54)	(1.40)	—	—	(1.40)	52.54	(2.77)	(2.83)
Year ended May 31, 2019	53.89	1.06	1.53	—	2.59	(1.00)	—	—	(1.00)	55.48	4.84	4.81
Year ended May 31, 2018	51.35	1.00	2.51	—	3.51	(0.97)	—	—	(0.97)	53.89	6.89	6.86
Year ended May 31, 2017	45.12	0.83	6.06	—	6.89	(0.66)	—	—	(0.66)	51.35	15.36	15.32
S&P Technology Dividend Aristocrats ETF
Six Months ended November 30, 2021 (Unaudited)	58.17	0.39	4.98	—	5.37	(0.35)	—	—	(0.35)	63.19	9.26	9.62
Year ended May 31, 2021	40.17	0.67	17.93	—	18.60	(0.60)	—	—	(0.60)	58.17	46.67	46.59
November 5, 2019* through May 31, 2020	40.00	0.36	—	—	0.36	(0.19)	—	—	(0.19)	40.17	0.98	1.06

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
S&P MidCap 400® Dividend Aristocrats ETF
Six Months ended November 30, 2021 (Unaudited)	0.40%	0.40%	3.09%	3.09%	$1,013,476	12%
Year ended May 31, 2021	0.40	0.40	2.45	2.45	1,040,520	31
Year ended May 31, 2020	0.41	0.41	2.43	2.43	680,406	37
Year ended May 31, 2019	0.40	0.40	1.89	1.89	615,828	32
Year ended May 31, 2018	0.40	0.40	1.89	1.89	379,949	29
Year ended May 31, 2017	0.45	0.40	1.61	1.66	419,777	25
S&P Technology Dividend Aristocrats ETF
Six Months ended November 30, 2021 (Unaudited)	0.45	0.45	1.26	1.26	112,484	6
Year ended May 31, 2021	0.45	0.45	1.33	1.33	97,734	43
November 5, 2019* through May 31, 2020	0.46	0.46	1.66	1.66	40,571	31

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 153

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2021 (Unaudited)	$73.49	$0.96	$(1.86)	$—	$(0.90)	$(0.95)	$—	$—	$(0.95)	$71.64	(1.25)%	(1.58)%
Year ended May 31, 2021	71.15	2.06	2.27	—	4.33	(1.99)	—	—	(1.99)	73.49	6.15	6.58
Year ended May 31, 2020	75.41	2.45	(4.13)	—	(1.68)	(2.58)	—	—	(2.58)	71.15	(2.32)	(2.27)
Year ended May 31, 2019	75.00	2.62	0.46	—	3.08	(2.67)	—	—	(2.67)	75.41	4.20	4.31
Year ended May 31, 2018	78.16	2.43	(3.22)	0.11	(0.68)	(2.48)	—	—	(2.48)	75.00	(0.91)	(1.16)
Year ended May 31, 2017	76.95	2.89	1.63	—	4.52	(3.31)	—	—	(3.31)	78.16	6.03	5.08
Smart Materials ETF
October 26, 2021* through November 30, 2021 (Unaudited)	40.00	0.02	(0.81)	0.01	(0.78)	—	—	—	—	39.22	(1.96)	(1.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Term USD Emerging Markets Bond ETF
Six Months ended November 30, 2021 (Unaudited)	1.96%	0.50%	1.17%	2.64%	$10,746	3%
Year ended May 31, 2021	2.14	0.50	1.19	2.83	7,349	51
Year ended May 31, 2020	2.15	0.50	1.66	3.31	7,115	45
Year ended May 31, 2019	1.99	0.50	2.02	3.51	7,541	40
Year ended May 31, 2018	1.67	0.50	2.00	3.17	11,250	54
Year ended May 31, 2017	2.09	0.50	2.13	3.72	7,816	49
Smart Materials ETF
October 26, 2021* through November 30, 2021 (Unaudited)	0.58	0.58	0.46	0.46	3,922	14

*  Commencement of investment operations.
See accompanying notes to the financial statements.

154 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Reflects a special dividend paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $1.81 and the net investment income (loss) net of waivers ratio would have been 4.64%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 21, 2020.

(l)  During the year, the Fund invested in certain exchange traded funds for a limited period of time. The portfolio turnover rate shown above reflects the impact of that investment over the period of time during which the Fund held those exchange traded funds. If the calculation of portfolio turnover included periods in which the Fund did not hold these exchange traded funds, the portfolio turnover rate would have been 1,324%.

(m)  Reflects special dividends paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.

(n)  Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.

(o)  Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS PROSHARES TRUST :: 155

NOTES TO FINANCIAL STATEMENTS

156 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 123 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is considered to be "non-diversified" under the 1940 Act, except for ProShares DJ Brookfield Global Infrastructure ETF, ProShares Equities for Rising Rates ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares Russell U.S. Dividend Growers ETF, ProShares S&P 500® Bond ETF, ProShares S&P 500® Dividend Aristocrats ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares S&P MidCap 400® Dividend Aristocrats ETF and ProShares Short Term USD Emerging Markets Bond ETF.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Inflation Expectations ETF, ProShares Investment Grade — Interest Rate Hedged, ProShares Managed Futures Strategy ETF, ProShares S&P 500® Bond ETF and ProShares Short Term USD Emerging Markets Bond ETF is typically calculated as of 3:00 p.m. (Eastern Time) on each business day. The NAV of ProShares K-1 Free Crude Oil Strategy ETF is typically calculated as of 2:30 p.m. (Eastern Time) on each business day when the Cboe BZX Exchange Inc. ("BZX Exchange") is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically calculated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation time is 4:30 p.m., London Time).

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds held by ProShares K-1 Free Crude Oil Strategy ETF are valued at the last traded price at the time the Fund NAV is determined, and will typically be categorized as a Level 1 in the fair value hierarchy. Exchange traded funds held by ProShares Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds and corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded bond, commodity and currency futures contracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Replication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 157

by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances

(unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

The following is a summary of the valuations as of November 30, 2021, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Reverse Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements and Reverse Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Big Data Refiners ETF	$3,004,852	—	—	—	—	—	—	—	—	—	—	—	$3,004,852	—
Bitcoin Strategy ETF	—	—	$(24,010,548)	—	—	$1,318,400,804	—	—	—	$(1,246,931,639)	—	—	71,469,165	$(24,010,548)
Decline of the Retail Store ETF	—	—	—	—	—	—	—	—	$4,378,168	—	$133,826	—	4,378,168	133,826
DJ Brookfield Global Infrastructure ETF	135,890,287	$549,875	—	—	—	—	—	—	232,202	—	—	—	136,672,364	—
Equities for Rising Rates ETF	10,257,777	—	—	—	—	—	—	—	6,233	—	—	—	10,264,010	—
Global Listed Private Equity ETF	24,367,710	1,271,126	—	—	—	—	—	—	78,967	—	—	—	25,717,803	—
Hedge Replication ETF	10,529,484	31,495	(101,037)	—	—	28,567,786	—	—	5,097,312	—	(386,045)	—	44,226,077	(487,082)
High Yield- Interest Rate Hedged	—	1,649,813	(238,937)	—	—	—	$138,173,863	—	2,596,056	—	—	—	142,419,732	(238,937)
Inflation Expectations ETF	—	—	—	—	—	32,819,491	—	—	9,627,346	—	(1,084,454)	—	42,446,837	(1,084,454)
Investment Grade- Interest Rate Hedged	—	7,057,615	(9,222,371)	—	—	—	1,033,173,724	—	22,220,551	—	—	—	1,062,451,890	(9,222,371)
K-1 Free Crude Oil Strategy ETF	—	—	(4,489,124)	—	—	—	—	—	—	—	—	—	—	(4,489,124)

158 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Reverse Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements and Reverse Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Large Cap Core Plus	$469,360,721	$116,188	—	—	—	—	—	—	$30,510,992	—	$1,226,092	—	$499,987,901	$1,226,092
Long Online/ Short Stores ETF	48,796,533	2,644,236	—	—	—	—	—	—	3,527,992	—	97,062	—	54,968,761	97,062
Managed Futures Strategy ETF	—	—	$(109,219)	—	—	—	—	—	5,895,121	—	—	—	5,895,121	(109,219)
Merger ETF	48,822,108	1,300,000	—	—	—	—	—	—	1,905,476	—	1,193,806	283,656	52,027,584	1,477,462
Morningstar Alternatives Solution ETF	—	2,017,215	—	$9,615,404	—	—	—	—	21,035	—	—	—	11,653,654	—
MSCI EAFE Dividend Growers ETF	135,061,206	2,582,773	—	—	—	—	—	—	359,109	—	—	—	138,003,088	—
MSCI Emerging Markets Dividend Growers ETF	17,957,367	—	—	—	$935	—	$3,443	—	9,599	—	—	—	17,971,344	—
MSCI Europe Dividend Growers ETF	12,185,733	344,013	—	—	—	—	—	—	26,159	—	—	—	12,555,905	—
MSCI Transformational Changes ETF	40,576,737	—	—	—	—	—	—	—	161,927	—	—	—	40,738,664	—
Nanotechnology ETF	4,314,192	—	—	—	—	—	—	—	—	—	—	—	4,314,192	—
Nasdaq-100 Dorsey Wright Momentum ETF	29,064,232	—	—	—	—	—	—	—	35,379	—	—	—	29,099,611	—
On-Demand ETF	4,476,549	—	—	—	—	—	—	—	—	—	—	—	4,476,549	—
Online Retail ETF	737,193,134	48,134,973	—	—	—	—	—	—	1,587,695	—	—	—	786,915,802	—
Pet Care ETF	330,737,769	—	—	—	—	—	—	—	428,447	—	—	—	331,166,216	—
RAFITM Long/ Short	4,424,406	—	—	—	—	—	—	—	298,561	—	150,529	—	4,722,967	150,529
Russell 2000 Dividend Growers ETF	833,321,945	5,355,548	—	—	—	—	—	—	633,979	—	—	—	839,311,472	—
Russell U.S. Dividend Growers ETF	19,767,867	3,250	—	—	—	—	—	—	4,451	—	—	—	19,775,568	—
S&P 500® Bond ETF	—	143,175	—	—	—	—	36,119,191	—	257,461	—	—	—	36,519,827	—
S&P 500® Dividend Aristocrats ETF	9,101,490,439	—	—	—	—	—	—	—	8,952,381	—	—	—	9,110,442,820	—
S&P 500® Ex- Energy ETF	30,071,853	—	—	—	—	—	—	—	94,395	—	—	—	30,166,248	—
S&P 500® Ex-Financials ETF	9,149,094	979	—	—	—	—	—	—	27,457	—	—	—	9,177,530	—
S&P 500® Ex- Health Care ETF	4,330,072	326	—	—	—	—	—	—	10,813	—	—	—	4,341,211	—
S&P 500® Ex- Technology ETF	9,153,236	—	—	—	—	—	—	—	29,697	—	—	—	9,182,933	—

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 159

	LEVEL 1 - Quoted Prices				LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Reverse Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements and Reverse Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
S&P Kensho Cleantech ETF	$4,480,244	—	—	—	—	—	—	—	—	—	—	—	$4,480,244	—
S&P Kensho Smart Factories ETF	3,999,800	—	—	—	—	—	—	—	—	—	—	—	3,999,800	—
S&P MidCap 400® Dividend Aristocrats ETF	1,009,428,320	—	—	—	—	—	—	—	$2,116,406	—	—	—	1,011,544,726	—
S&P Technology Dividend Aristocrats ETF	112,327,221	$2,993,610	—	—	—	—	—	—	59,579	—	—	—	115,380,410	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—	—	—	$2,526,861	$8,030,328	75,822	—	—	—	10,633,011	—
Smart Materials ETF	3,911,325	—	—	—	—	—	—	—	—	—	—	—	3,911,325	—

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology ETF, ProShares On-Demand ETF, ProShares Pet Care ETF, ProShares S&P Kensho Cleantech ETF, S&P Kensho Smart Factories ETF and ProShares Smart Materials ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

160 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

On November 30, 2021, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.01%, dated 11/30/2021 due 12/01/2021 (a)	BNP Paribas Securities Corp., 0.04%, dated 11/30/2021 due 12/01/2021 (b)	ING Financial Markets LLC, 0.05%, dated 11/30/2021 due 12/01/2021 (c)	Total
Decline of the Retail Store ETF	$1,925,323	$1,839,634	$613,211	$4,378,168
DJ Brookfield Global Infrastructure ETF	102,112	97,568	32,522	232,202
Equities for Rising Rates ETF	2,742	2,619	872	6,233
Global Listed Private Equity ETF	34,727	33,180	11,060	78,967
Hedge Replication ETF	2,241,571	2,141,805	713,936	5,097,312
High Yield-Interest Rate Hedged	1,141,630	1,090,819	363,607	2,596,056
Inflation Expectations ETF	4,233,679	4,045,250	1,348,417	9,627,346
Investment Grade-Interest Rate Hedged	9,771,610	9,336,706	3,112,235	22,220,551
Large Cap Core Plus	13,417,376	12,820,212	4,273,404	30,510,992
Long Online/Short Stores ETF	1,551,453	1,482,404	494,135	3,527,992
Managed Futures Strategy ETF	2,592,412	2,477,031	825,678	5,895,121
Merger ETF	837,943	800,650	266,883	1,905,476
Morningstar Alternatives Solution ETF	9,251	8,838	2,946	21,035
MSCI EAFE Dividend Growers ETF	157,920	150,892	50,297	359,109
MSCI Emerging Markets Dividend Growers ETF	4,221	4,034	1,344	9,599
MSCI Europe Dividend Growers ETF	11,503	10,992	3,664	26,159
MSCI Transformational Changes ETF	71,208	68,039	22,680	161,927
Nasdaq-100 Dorsey Wright Momentum ETF	15,558	14,866	4,955	35,379
Online Retail ETF	698,197	667,124	222,374	1,587,695
Pet Care ETF	188,412	180,026	60,009	428,447
RAFITM Long/Short	131,295	125,450	41,816	298,561
Russell 2000 Dividend Growers ETF	278,797	266,387	88,795	633,979
Russell U.S. Dividend Growers ETF	1,957	1,870	624	4,451
S&P 500® Bond ETF	113,220	108,180	36,061	257,461
S&P 500® Dividend Aristocrats ETF	3,936,859	3,761,642	1,253,880	8,952,381
S&P 500® Ex-Energy ETF	41,510	39,663	13,222	94,395
S&P 500® Ex-Financials ETF	12,075	11,537	3,845	27,457
S&P 500® Ex-Health Care ETF	4,755	4,544	1,514	10,813
S&P 500® Ex-Technology ETF	13,060	12,478	4,159	29,697
S&P MidCap 400® Dividend Aristocrats ETF	930,702	889,278	296,426	2,116,406
S&P Technology Dividend Aristocrats ETF	26,200	25,034	8,345	59,579
Short Term USD Emerging Markets Bond ETF	33,343	31,860	10,619	75,822
	$44,532,621	$42,550,612	$14,183,535	$101,266,768

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2021 as follows:

(a)  U.S. Treasury Bonds, 0% to 3.88%, due 2/15/2022 to 11/15/2051; U.S. Treasury Notes, 0.13% to 0.25%, due 4/15/2022 to 7/15/2031, which had an aggregate value at the Trust level of $1,921,520,947.

(b)  U.S. Treasury Bills, 0%, due 12/30/2021 to 11/3/2022; U.S. Treasury Bonds, 0% to 5.25%, due 1/15/2026 to 2/15/2051; U.S. Treasury Notes, 0.11% to 2.75%, due 12/15/2021 to 11/15/2029, which had an aggregate value at the Trust level of $1,836,000,000.

(c)  Federal Farm Credit Bank, 0.13% to 3.10%, due 5/2/2022 to 1/4/2035; Federal Home Loan Bank, 0.11% to 5.50%, due 5/20/2024 to 7/15/2036; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 1/13/2022 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 1/5/2022 to 11/15/2030; U.S. Treasury Bills, 0%, due 1/6/2022; U.S. Treasury Bonds, 0.63% to 3.75%, due 2/15/2041 to 8/15/2051; U.S. Treasury Notes, 1.25% due 7/31/2023, which had an aggregate value at the Trust level of $612,001,053.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 161

Reverse Repurchase Agreements

ProShares Bitcoin Strategy ETF may enter into reverse repurchase agreements as part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. For the ProShares Bitcoin Strategy ETF, the interest on reverse repurchase agreements is part of the unitary fee and is not a direct fund expense. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to the Fund's advantage to do so. The Fund will segregate with its custodian bank cash or liquid instruments equal in value to the Fund's obligations with respect to reverse repurchase agreements.

As of November 30, 2021, the Fund's outstanding balances on reverse repurchase agreements were as follows:

Counterparty	Principal Amount	Maturity	Value
Bitcoin Strategy ETF
Bank of New York	$(249,823,437)	12/1/21	$(249,823,437)
Bank of New York	(997,108,202)	12/1/21	(997,108,202)
			(1,246,931,639)

The weighted average daily balance of the reverse repurchase agreements during the period October 18, 2021 (commencement of operations) to November 30, 2021 was $1,083,536,129

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

	Counterparty	Reverse Repurchase Agreements (1)	Collateral Pledged to Counterparty (1)
Bitcoin Strategy ETF	Bank of New York	$(1,246,931,639)	$(1,246,931,639)

(1)  Represents gross value for the counterparty as reported in the preceding table.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs") and Business Development Companies ("BDCs")

REITs and BDCs report information on the source of their distributions annually. A portion of distributions received from REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as "junk bonds") that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting

162 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have between zero to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities ("TIPs") are inflation-protected public obligations of the U.S. Treasury. Inflation-protected bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the performance of the Fund's underlying index or benchmark. Each such Fund attempts to achieve its investment objective by investing all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide similar exposure.

In connection with its management of certain series of the Trust included in this report (i.e. ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase and Reverse Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

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Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index and commodity futures and in the range of approximately 1% to 3% of the contract amount for bond and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in

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which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2021 contractually terminate within 26 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

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The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity, commodity and credit.

As the Funds' investment objective is to provide investment results, before fees and expenses, that correspond to the return of its underlying index on a daily basis (except for the ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF is commodity market risk.

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2021

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements/ Forward currency contracts	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements and forward currency contracts			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements and forward currency contracts
		Bitcoin Strategy ETF	—		Bitcoin Strategy ETF	$24,010,548
		Decline of the Retail Store ETF	$147,281		Decline of the Retail Store ETF	13,455
		Hedge Replication ETF	—		Hedge Replication ETF	487,082
		High Yield-Interest Rate Hedged	8,145		High Yield-Interest Rate Hedged	247,082
		Inflation Expectations ETF	945,135		Inflation Expectations ETF	2,029,589
		Investment Grade-Interest Rate Hedged	—		Investment Grade-Interest Rate Hedged	9,222,371
		K-1 Free Crude Oil Strategy ETF	505,703		K-1 Free Crude Oil Strategy ETF	4,994,827
		Large Cap Core Plus	7,350,617		Large Cap Core Plus	6,124,525
		Long Online/Short Stores ETF	892,486		Long Online/Short Stores ETF	795,424
		Managed Futures Strategy ETF	38,230		Managed Futures Strategy ETF	147,449
		Merger ETF	1,809,777		Merger ETF	332,315
		RAFITM Long/Short	165,250		RAFITM Long/Short	14,721

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

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The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2021

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements/Forward currency contracts	Net realized gain (loss) on Expiration or closing of: futures contracts, non-exchange traded swap agreements and Settlement of forward foreign currency contracts; Change in net unrealized appreciation (depreciation) on: Futures contracts, Non-exchange traded swap agreements and Foreign currency translations	Bitcoin Strategy ETF	$(169,124,943)	$(24,010,548)
		Decline of the Retail Store ETF	(3,308,481)	2,597,523
		Hedge Replication ETF	2,423,260	(2,912,976)
		High Yield-Interest Rate Hedged	790,367	(296,469)
		Inflation Expectations ETF	(3,791,778)	(657,711)
		Investment Grade-Interest Rate Hedged	(31,460,921)	(9,950,342)
		K-1 Free Crude Oil Strategy ETF	11,070,862	(4,977,124)
		Large Cap Core Plus	13,594,042	(267,009)
		Long Online/Short Stores ETF	(8,137,267)	3,257,217
		Managed Futures Strategy ETF	191,957	(195,837)
		Merger ETF	(1,542,133)	2,656,140
		RAFITM Long/Short	(1,455,031)	1,026,986

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2021, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

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The tax character of distributions paid for the most recent tax years ended October 31, 2021 and October 31, 2019, were as follows:

	Year Ended October 31, 2021				Year Ended October 31, 2020
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
Decline of the Retail Store ETF	—	—	—	—	$29,634	—	$11,175	$40,809
DJ Brookfield Global Infrastructure ETF	$4,579,364	—	—	$4,579,364	4,404,834	—	—	4,404,834
Equities for Rising Rates ETF	94,619	—	—	94,619	40,353	—	—	40,353
Global Listed Private Equity ETF	2,165,196	—	—	2,165,196	1,688,775	—	—	1,688,775
Hedge Replication ETF	—	—	—	—	86,291	—	11,239	97,530
High Yield-Interest Rate Hedged	4,609,154	—	—	4,609,154	5,287,272	—	—	5,287,272
Inflation Expectations ETF	904,369	—	—	904,369	252,609	—	—	252,609
Investment Grade- Interest Rate Hedged	15,727,767	—	—	15,727,767	7,733,811	—	—	7,733,811
K-1 Free Crude Oil Strategy ETF	10,954,243	—	—	10,954,243	30,754	—	—	30,754
Large Cap Core Plus	4,296,408	—	—	4,296,408	8,415,580	—	—	8,415,580
Long Online/Short Stores ETF	2,129,774	—	—	2,129,774	1,194,484	—	—	1,194,484
Managed Futures Strategy ETF	—	—	—	—	15,487	$2,053	3,667	21,207
Merger ETF	235,774	—	—	235,774	27,031	—	—	27,031
Morningstar Alternatives Solution ETF	234,154	—	$223	234,377	116,164	—	1,241	117,405
MSCI EAFE Dividend Growers ETF	2,322,875	—	—	2,322,875	2,082,024	—	—	2,082,024
MSCI Emerging Markets Dividend Growers ETF	428,638	—	—	428,638	811,191	—	—	811,191
MSCI Europe Dividend Growers ETF	148,837	—	—	148,837	128,617	—	—	128,617
MSCI Transformational Changes ETF	90,521	—	—	90,521	—	—	—	—
Nasdaq-100 Dorsey Wright Momentum ETF	8,273	—	—	8,273	—	—	—	—
Online Retail ETF	6,686,189	—	—	6,686,189	1,792,462	—	—	1,792,462
Pet Care ETF	489,582	—	—	489,582	155,960	—	—	155,960
RAFITM Long/Short	57,151	—	—	57,151	90,644	—	—	90,644
Russell 2000 Dividend Growers ETF	17,029,913	—	—	17,029,913	14,822,286	—	—	14,822,286
Russell U.S. Dividend Growers ETF	590,148	—	—	590,148	395,376	—	—	395,376
S&P 500® Bond ETF	768,742	—	—	768,742	898,083	—	—	898,083
S&P 500® Dividend Aristocrats ETF	166,605,956	—	—	166,605,956	138,661,646	—	—	138,661,646

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	Year Ended October 31, 2021				Year Ended October 31, 2020
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
S&P 500® Ex-Energy ETF	$273,752	—	—	$273,752	$213,486	—	—	$213,486
S&P 500® Ex-Financials ETF	76,616	—	—	76,616	46,836	—	—	46,836
S&P 500® Ex-Health Care ETF	39,649	—	—	39,649	31,221	—	—	31,221
S&P 500® Ex-Technology ETF	91,165	—	—	91,165	60,424	—	—	60,424
S&P MidCap 400® Dividend Aristocrats ETF	24,692,475	—	—	24,692,475	17,300,177	—	—	17,300,177
S&P Technology Dividend Aristocrats ETF	1,219,048	—	—	1,219,048	507,704	—	—	507,704
Short Term USD Emerging Markets Bond ETF	199,918	—	—	199,918	226,285	—	—	226,285

At October 31, 2021 (the Funds' most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Big Data Refiners ETF	—	—	—	$262,859
Bitcoin Strategy ETF	—	—	$(336,680)	(49,699,506)
Decline of the Retail Store ETF	—	—	(26,968,684)	(2,867,261)
DJ Brookfield Global Infrastructure ETF	—	—	(6,459,384)	5,031,353
Equities for Rising Rates ETF	$17,463	—	(1,379,606)	1,123,840
Global Listed Private Equity ETF	879,339	—	(3,909,169)	1,715,565
Hedge Replication ETF	—	—	—	3,188,187
High Yield-Interest Rate Hedged	498,941	—	(43,441,020)	(97,870)
Inflation Expectations ETF	92,514	—	(10,978,759)	2,032,772
Investment Grade-Interest Rate Hedged	1,983,207	—	(55,039,812)	13,962,740
K-1 Free Crude Oil Strategy ETF	24,240,927	—	—	11,553,890
Large Cap Core Plus	267,138	—	(9,192,695)	145,216,535
Long Online/Short Stores ETF	—	—	(36,590,713)	(8,165,990)
Managed Futures Strategy ETF	152,494	—	(43,026)	49,752
Merger ETF	—	—	(1,509,183)	3,024,361
Morningstar Alternatives Solution ETF	—	—	(2,298,850)	861,787
MSCI EAFE Dividend Growers ETF	2,021,841	—	(701,483)	24,361,058
MSCI Emerging Markets Dividend Growers ETF	11,818	—	(2,635,470)	1,075,487
MSCI Europe Dividend Growers ETF	140,566	—	(820,808)	2,336,983
MSCI Transformational Changes ETF	21,777	—	(99,486)	2,679,804
Nanotechnology ETF	—	—	(179)	84,089
Nasdaq-100 Dorsey Wright Momentum ETF	—	—	(661,574)	2,286,673
On-Demand ETF	665	—	(315)	(84,031)
Online Retail ETF	—	—	(2,038,140)	(105,493,442)
Pet Care ETF	147,579	—	—	14,584,471
RAFITM Long/Short	3,385	—	(22,153,377)	554,887

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 169

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Russell 2000 Dividend Growers ETF	$1,493,706	—	$(66,296,385)	$85,792,297
Russell U.S. Dividend Growers ETF	40,258	—	(259,803)	2,061,185
S&P 500® Bond ETF	51,576	—	(15,311)	129,458
S&P 500® Dividend Aristocrats ETF	19,551,298	—	—	1,161,658,156
S&P 500® Ex-Energy ETF	23,878	—	(151,677)	2,775,594
S&P 500® Ex-Financials ETF	6,185	—	(34,783)	903,794
S&P 500® Ex-Health Care ETF	3,701	—	—	442,480
S&P 500® Ex-Technology ETF	9,471	—	(68,542)	528,684
S&P Kensho Cleantech ETF	—	—	(2,294)	957,646
S&P Kensho Smart Factories ETF	—	—	(1,901)	286,369
S&P MidCap 400® Dividend Aristocrats ETF	3,070,134	—	(1,523,082)	162,050,357
S&P Technology Dividend Aristocrats ETF	71,474	—	—	10,966,739
Short Term USD Emerging Markets Bond ETF	19,311	—	(866,518)	76,117
Smart Materials ETF	2,258	—	(319)	(611)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2021 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2021 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.

At October 31, 2021 (the Funds' most recent tax year end), the following Funds had available CLCFs:

No Expiration Date
Decline of the Retail Store ETF	$26,922,782
DJ Brookfield Global Infrastructure ETF	6,459,384
Equities for Rising Rates ETF	1,379,606
Global Listed Private Equity ETF	3,909,169
High Yield-Interest Rate Hedged	43,441,020
Inflation Expectations ETF	10,978,759
Investment Grade-Interest Rate Hedged	55,039,812
Large Cap Core Plus	9,192,695
Long Online/Short Stores ETF	36,153,035
Managed Futures Strategy ETF	43,026
Merger ETF	1,509,183
Morningstar Alternatives Solution ETF	2,298,850
MSCI EAFE Dividend Growers ETF	701,483
MSCI Emerging Markets Dividend Growers ETF	2,635,470
MSCI Europe Dividend Growers ETF	820,808
MSCI Transformational Changes ETF	99,486
Nasdaq-100 Dorsey Wright Momentum ETF	661,574
RAFITM Long/Short	22,153,377
Russell 2000 Dividend Growers ETF	66,296,385
Russell U.S. Dividend Growers ETF	259,803
S&P 500® Bond ETF	15,311
S&P 500® Ex-Energy ETF	151,677
S&P 500® Ex-Financials ETF	34,783

170 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

No Expiration Date
S&P 500® Ex-Technology ETF	$68,542
S&P Kensho Cleantech ETF	199
S&P MidCap 400® Dividend Aristocrats ETF	1,523,082
Short Term USD Emerging Markets Bond ETF	866,518

At October 31, 2021 (the Funds' most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2021:

Fund	CLCFs Utilized	Ordinary Late Year Loss Deferrals
Bitcoin Strategy ETF	—	$336,680
Decline of the Retail Store ETF	—	45,902
Equities for Rising Rates ETF	$173,679	—
Hedge Replication ETF	358,056	—
High Yield-Interest Rate Hedged	2,501,814	—
Investment Grade-Interest Rate Hedged	9,810,623	—
Large Cap Core Plus	24,722,243	—
Long Online/Short Stores ETF	3,080,688	437,678
Managed Futures Strategy ETF	7,531	—
Merger ETF	5,595	—
Morningstar Alternatives Solution ETF	92,329	—
MSCI EAFE Dividend Growers ETF	7,993,399	—
MSCI Emerging Markets Dividend Growers ETF	955,373	—
MSCI Europe Dividend Growers ETF	423,856	—
Nanotechnology ETF	—	179
On-Demand ETF	—	315
Online Retail ETF	274,581	2,038,140
Pet Care ETF	188,239	—
RAFITM Long/Short	45,053	—
Russell 2000 Dividend Growers ETF	40,895,364	—
Russell U.S. Dividend Growers ETF	491,527	—
S&P 500® Dividend Aristocrats ETF	52,067,419	—
S&P 500® Ex-Energy ETF	21,585	—
S&P 500® Ex-Health Care ETF	20,051	—
S&P 500® Ex-Technology ETF	9,028	—
S&P Kensho Cleantech ETF	—	2,095
S&P Kensho Smart Factories ETF	—	1,901
S&P MidCap 400® Dividend Aristocrats ETF	22,212,936	—
Short Term USD Emerging Markets Bond ETF	45,258	—
Smart Materials ETF	—	319

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 171

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the "Capped Funds"), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2021, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Global Listed Private Equity ETF	0.50%	0.10%	$56,211	$11,242	$6,634	0.60%	September 30, 2022
Hedge Replication ETF	0.75	0.10	150,837	—	—	0.95	September 30, 2022
Inflation Expectations ETF	0.55	0.10	111,754	20,318	7,311	0.30	September 30, 2022
Merger ETF	0.75	0.10	107,708	—	—	0.75	September 30, 2022
Morningstar Alternatives Solution ETF(1)	0.07	0.10	3,390	4,842	24,904	0.95	September 30, 2022
RAFITM Long/Short	0.75	0.10	18,821	2,510	53,530	0.95	September 30, 2022
Short Term USD Emerging Markets Bond ETF	0.50	0.10	20,967	4,193	36,223	0.50	September 30, 2022

*  In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of "Expenses waived and/or reimbursed by Advisor" on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor.

(1)  The Advisor has agreed to waive Investment Advisory and Management Services fees for the ProShares Morningstar Alternatives Solution ETF through October 31, 2022. Fees waived under this agreement are not subject to subsequent recoupment by the Advisor. The expense limitation of 0.95% is inclusive of Acquired Fund Fees and Expenses ("AFFE") for this Fund. AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund's financial statements.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2021, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2022	2023	2024	2025	2026	2027	Recoupment
Global Listed Private Equity ETF	$128,000	$136,169	$124,461	$153,246	$149,156	$24,421	$715,453
Hedge Replication ETF	259,681	347,042	212,474	210,955	347,389	41,086	1,418,627
Inflation Expectations ETF	296,029	159,591	202,598	213,190	209,329	47,025	1,127,762
Merger ETF	129,121	139,569	141,587	151,118	181,794	38,076	781,265
Morningstar Alternatives Solution ETF*	82,938	—	54,443	57,641	51,382	7,691	254,095
RAFITM Long/Short	161,767	159,807	171,310	126,316	155,318	22,125	796,643
Short Term USD Emerging Markets Bond ETF	109,952	124,951	115,243	122,960	119,938	20,763	613,807

*  Total amount eligible for recoupment excludes the waiver of Investment Advisory and Management Services fees through October 31, 2021.

172 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the "Unitary Fee Funds") pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management services. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except, generally, interest expenses (except that the Advisor will pay net expenses incurred in connection with investments in reverse repurchase agreements in ProShares Bitcoin Strategy ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay account or similar fees charges by futures commission merchants in ProShares Bitcoin Strategy ETF), legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust's chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.

The following funds have a unitary fee: ProShares Big Data Refiners ETF (0.58%), ProShares Bitcoin Strategy ETF (0.95%), ProShares Decline of the Retail Store ETF (0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude Oil Strategy ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares Managed Futures Strategy ETF (0.75%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend Growers ETF (0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares MSCI Transformational Changes ETF (0.45%), ProShares Nasdaq-100 Dorsey Wright Momentum ETF (0.58%), ProShares Nanotechnology (0.58%), ProShares On-Demand ETF (0.58%), ProShares Online Retail ETF (0.58%), ProShares Pet Care ETF (0.50%), ProShares Russell 2000 Dividend Growers ETF (0.40%), ProShares Russell U.S. Dividend Growers ETF (0.35%), ProShares S&P 500® Bond ETF (0.15%), ProShares S&P 500® Dividend Aristocrats ETF (0.35%), ProShares S&P 500® Ex-Energy ETF (0.27%), ProShares S&P 500® Ex-Financials ETF (0.27%), ProShares S&P 500® Ex-Health Care ETF (0.27%), ProShares S&P 500® Ex-Technology ETF (0.27%), ProShares S&P Kensho Cleantech ETF (0.58%), ProShares Kensho Smart Factories ETF (0.58%), ProShares S&P MidCap 400® Dividend Aristocrats ETF (0.40%), ProShares S&P Technology Dividend Aristocrats ETF (0.45%) and ProShares Smart Materials (0.58%).

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The Fund's position in an Underlying Fund could be material to the Underlying Fund. At the end of the reporting period, the Fund's investments in Underlying Funds amounted to the following approximate percentages of the Underlying Funds' net assets: ProShares DJ Brookfield Global Infrastructure ETF — 1.5%; ProShares Global Listed Private Equity ETF — 5.3%; ProShares Hedge Replication ETF — 4.1%; ProShares Inflation Expectations ETF — 2.4%; ProShares Managed Futures Strategy ETF — 12.2%; ProShares Merger ETF — 3.3%; and ProShares RAFITM Long/Short — 17.8%.

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to July 1, 2021, each Independent trustee was paid a $185,000 annual

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 173

retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:

	For the periods ended
	Six Months Ended November 30, 2021	Year Ended May 31, 2021
Bitcoin Strategy ETF	$377,771	—
High Yield-Interest Rate Hedged	3,145	$3,041
Inflation Expectations ETF	1,830	6,116
Investment Grade-Interest Rate Hedged	—	183,484
MSCI Transformational Changes ETF	—	2,220
Nanotechnology ETF	1,200	—
On-Demand ETF	1,200	—
S&P Kensho Cleantech ETF	400	—
S&P Kensho Smart Factories ETF	400	—
Smart Materials ETF	1,200	—

11. Investment Transactions

For the period ended November 30, 2021, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Big Data Refiners ETF	$4,146,270	$154,700
Bitcoin Strategy ETF	1,191,614,983	353,638,015
DJ Brookfield Global Infrastructure ETF	6,431,813	6,390,568
Equities for Rising Rates ETF	1,314,302	1,270,694
Global Listed Private Equity ETF	4,323,841	5,274,509
Hedge Replication ETF	8,566,636	2,781,590
High Yield-Interest Rate Hedged	34,376,593	33,948,422
Investment Grade-Interest Rate Hedged	73,800,895	118,803,952
Large Cap Core Plus	143,589,683	135,863,903
Long Online/Short Stores ETF	54,882,970	58,761,525
Managed Futures Strategy ETF	19,577,953	19,506,750
Merger ETF	58,102,906	57,525,428

174 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Purchases	Sales
Morningstar Alternatives Solution ETF	$2,808,514	$2,810,643
MSCI EAFE Dividend Growers ETF	40,973,063	41,541,135
MSCI Emerging Markets Dividend Growers ETF	9,710,661	11,481,885
MSCI Europe Dividend Growers ETF	3,419,238	3,432,323
MSCI Transformational Changes ETF	6,435,755	6,644,608
Nanotechnology ETF	4,542,173	565,515
Nasdaq-100 Dorsey Wright Momentum ETF	17,703,084	14,242,847
On-Demand ETF	4,053,502	1,945
Online Retail ETF	754,482,830	667,891,881
Pet Care ETF	81,363,972	81,079,441
RAFITM Long/Short	357,166	587,562
Russell 2000 Dividend Growers ETF	407,342,893	407,331,519
Russell U.S. Dividend Growers ETF	2,692,413	2,776,566
S&P 500® Bond ETF	15,596,686	15,380,303
S&P 500® Dividend Aristocrats ETF	1,329,532,148	531,514,314
S&P 500® Ex-Energy ETF	349,880	374,002
S&P 500® Ex-Financials ETF	110,255	128,850
S&P 500® Ex-Health Care ETF	55,206	70,422
S&P 500® Ex-Technology ETF	161,502	150,728
S&P Kensho Cleantech ETF	4,773,317	746,179
S&P Kensho Smart Factories ETF	4,642,548	649,175
S&P MidCap 400® Dividend Aristocrats ETF	120,998,538	120,165,572
S&P Technology Dividend Aristocrats ETF	18,453,435	6,503,653
Short Term USD Emerging Markets Bond ETF	303,495	211,453
Smart Materials ETF	4,558,303	573,110

12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2021, the fair value of the securities transferred for redemptions, and the net realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Big Data Refiners ETF	$1,109,935	$117,452
DJ Brookfield Global Infrastructure ETF	58,085,381	13,444,881
Hedge Replication ETF	3,554,661	1,336,240
Inflation Expectations ETF	9,251,629	917,775
Large Cap Core Plus	24,780,855	7,997,669
Long Online/Short Stores ETF	29,751,945	6,678,156
Merger ETF	985,664	60,351
MSCI Emerging Markets Dividend Growers ETF	551,784	52,257
MSCI Transformational Changes ETF	23,256,749	3,409,214
Nanotechnology ETF	1,041,228	91,375
Nasdaq-100 Dorsey Wright Momentum ETF	3,453,408	338,295
Online Retail ETF	357,811,034	53,177,189
Pet Care ETF	243,290,032	80,607,038
Russell 2000 Dividend Growers ETF	77,001,034	13,527,394
Russell U.S. Dividend Growers ETF	8,475,230	1,733,890
S&P 500® Bond ETF	4,593,969	32,722
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 175

Fund	Fair Value	Net Realized Gains (Losses)
S&P 500® Dividend Aristocrats ETF	$3,083,936,816	$1,038,721,431
S&P 500® Ex-Technology ETF	753,206	67,429
S&P Kensho Cleantech ETF	1,177,705	181,357
S&P MidCap 400® Dividend Aristocrats ETF	7,784,909	2,340,850
S&P Technology Dividend Aristocrats ETF	51,483,573	14,062,017
Smart Materials ETF	860,399	38,587

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2021, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
DJ Brookfield Global Infrastructure ETF	$19,704,744
Equities for Rising Rates ETF	3,583,666
Global Listed Private Equity ETF	4,946,049
High Yield-Interest Rate Hedged	36,640,726
Inflation Expectations ETF	7,465,772
Investment Grade-Interest Rate Hedged	378,729,218
Large Cap Core Plus	2,009,550
Long Online/Short Stores ETF	793,205
Merger ETF	12,671,397
Morningstar Alternatives Solution ETF	391,903
MSCI Europe Dividend Growers ETF	2,665,041
MSCI Transformational Changes ETF	15,214,179
Nanotechnology ETF	1,023,554
Nasdaq-100 Dorsey Wright Momentum ETF	24,263,060
On-Demand ETF	928,788
Online Retail ETF	103,865,386
Pet Care ETF	279,223,957
Russell 2000 Dividend Growers ETF	49,005,403
Russell U.S. Dividend Growers ETF	924,652
S&P 500® Bond ETF	4,483,431
S&P 500® Dividend Aristocrats ETF	2,766,659,735
S&P 500® Ex-Energy ETF	2,911,429
S&P 500® Ex-Financials ETF	912,281
S&P 500® Ex-Technology ETF	2,252,333
S&P Kensho Cleantech ETF	1,135,970
S&P MidCap 400® Dividend Aristocrats ETF	33,920,148
S&P Technology Dividend Aristocrats ETF	45,290,760
Short Term USD Emerging Markets Bond ETF	3,575,648
Smart Materials ETF	843,941

13. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets, and Consolidated Financial Highlights of ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF include the accounts of ProShares Cayman Bitcoin Strategy Portfolio, a wholly-owned subsidiary of ProShares Bitcoin Strategy ETF, ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF and ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (together, the "Subsidiaries" and each, a "Subsidiary"), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2021, the net assets of ProShares Cayman Bitcoin Strategy Portfolio were 45.0% of the net assets of ProShares Bitcoin Strategy ETF, the net assets of

176 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

ProShares Cayman Crude Oil Strategy Portfolio were 21.1% of the net assets of ProShares K-1 Free Crude Oil Strategy ETF and the net assets of ProShares Cayman Portfolio I were 4.6% of the net assets of ProShares Managed Futures Strategy ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

14. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund's ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

•  Bitcoin Risk

The Bitcoin Strategy ETF does not invest directly in Bitcoin. The Fund invests primarily in Bitcoin futures.

Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as "whales". These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin

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and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as "miners"), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a "fork." The creation of a "fork" or a substantial giveaway of Bitcoin (sometimes referred to as an "air drop") may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the Fund.

•  Bitcoin Futures Risk

The market for Bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund's ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

When a Bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Bitcoin futures contract with a later expiration date. This is commonly referred to as "rolling". The costs associated with rolling Bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.

•  Borrowing Risk

The Bitcoin Strategy ETF may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liquidate positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.

•  Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund's long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a

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different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

At November 30, 2021, none of the Funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of the Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain of the Funds' investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  LIBOR Risk

The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to the London Interbank Offered Rate, or "LIBOR." LIBOR is the offered rate at which major international banks can obtain wholesale, unsecured funding, and LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. LIBOR may be a significant factor in determining a Fund's payment obligations under a derivative investment, the cost of financing to a Fund or an investment's value or return to a Fund, and may be used in other ways that affect a Fund's investment performance. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, the FCA and LIBOR's administrator, ICE Benchmark Administration ("IBA"), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a "synthetic" basis, but any such publications would be considered nonrepresentative of the underlying market. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate, which is intended to replace the U.S. dollar LIBOR). Alternative reference rates can differ significantly from LIBOR — both in the actual rate and how it is calculated — and it is unclear whether and when markets will adopt these rates as a widely accepted replacement for LIBOR. Various financial industry groups have begun planning for transition away from LIBOR, but there are also obstacles to converting certain securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund's performance or NAV.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the

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judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

The market for the Bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

•  Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses that track the performance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities ("TIPS") bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a "breakeven rate of inflation" ("BEI") and is considered to be a measure of the market's expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•  Affiliated Fund Risk

ProShares Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•  Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares Bitcoin Strategy ETF, ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•  Investment in Underlying ETFs Risk

ProShares Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (in-

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cluding operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

•  Risks Associated with the Use of Commodity Futures Contracts

ProShares K-1 Free Crude Oil Strategy ETF and ProShares Managed Futures Strategy ETF obtain investment exposure through commodity futures and do not invest directly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current "spot" or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.

•  Active Management Risk

The performance of actively managed funds (ProShares Bitcoin Strategy ETF and ProShares Managed Futures Strategy ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund's investment objective. The Advisor's judgments about a Fund's investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.

•  Commodity Market Risk

The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market's expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators' and/or investor's demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strengthening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.

•  Rolling Futures Contract Risk

ProShares Bitcoin Strategy ETF (through its investment in the Subsidiary), ProShares K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) and ProShares Managed Futures Strategy ETF (directly and through its investment in the Subsidiary) have exposure to futures contracts and are subject to risks related to "rolling" of such contracts. A Fund does not intend to hold futures contracts through their expiration date, but instead intends to "roll" its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as "contango." Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as "backwardation." Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund. The Advisor will utilize active management techniques (with respect to ProShares Bitcoin Strategy ETF and ProShares Managed Futures Strategy ETF) to seek to mitigate the negative impact or, in certain cases, benefit from the contango or backwardation present in the various futures contract markets, but there can be no guarantee that it will be successful in doing so.

•  Risks Specific to the Crude Oil Markets

Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil producing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contemporaneous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these

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market conditions contributed to a period of "extraordinary contango" that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment. The effects of rolling futures contracts under extraordinary contango market conditions generally are more exaggerated than rolling futures contracts under contango market conditions and can result in significant losses.

•  Exposure to Retailing Industry Risk

Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and international economies, consumer confidence, disposable household income and spending, and consumer tastes and preferences; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government supervision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and dependence on outside financing, which may be difficult to obtain.

•  Online Retail Companies Risk

Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors' technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

•  Pet Care Industry Risk

The ProShares Pet Care ETF is subject to the risks faced by companies in the pet care industry. Although the pet care industry has historically been resilient to economic downturns, this trend may not continue or may reverse. Future growth of the pet care industry, if any, is largely dependent upon increases in pet ownership and the dollar amount spent on pets and pet-related products and services. Declines in pet ownership or the level of spending on pet related products or services may have a negative impact on the performance of the companies in the Index, and therefore, the performance of the Fund. Levels of disposable household income and spending for pet related products and services will fluctuate due to, among other things, economic conditions, limitations on discretionary spending, and consumer preferences. Some companies in the pet care industry are smaller, independent producers and retailers. Smaller companies face intense competition from larger companies that may have more significant resources and have well established suppliers and distribution channels. A number of companies in the pet care industry are not publicly listed for trading and their performance is not reflected in the Index. Pet care industry manufacturers, such as providers of food, medicine and other products and services, are also facing increased regulatory scrutiny and products liability risk as the U.S. and some international regulatory regimes focus on pet food and product safety. Many well-known pet brands and pet care-related businesses are offered by companies that are owned by, or sub-divisions of, large corporate entities. These companies may be substantially exposed to other industries or sectors of the economy and, therefore, the Index and Fund may be adversely affected by negative developments impacting these companies, industries or sectors. If a company no longer meets the criteria for inclusion in the Index, the Fund may need to reduce or eliminate its holdings of that company and increase its holdings of other companies in the Index. This could have an adverse impact on the liquidity of the Fund's investment portfolio and on Fund performance as there are a limited number of companies that meet the current Index requirements. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.

•  Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential

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investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund's performance, resulting in losses to your investment.

•  Risk that Current Assumptions and Expectations Could Become Outdated As a Result of Global Economic Shock

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. During much of 2020, the unemployment rate in the U.S. was extremely high by historical standards. It is not possible to predict when unemployment and market conditions will return to more normal levels. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.

15. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of significant loss to be remote.

16. Subsequent Events

Effective January 13, 2022, ProShares Large Cap Core Plus underwent a 2-for-1 share split.

The effect of the share split transactions was to multiply the number of outstanding shares of the Fund by the split factor, with a corresponding decrease in the net asset value per share. These transactions did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits.

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Liquidity Risk Management Program

ProShares Trust (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProShare Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 13-14, 2021, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2020 through June 30, 2021, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

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At a meeting held on September 13-14, 2021, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of ProShares Trust (the "Trust"), between the Trust and ProShare Advisors LLC (the "Advisor"), on behalf of each of its operational series (the "Funds"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

(i)  information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor;

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

(xii)  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be

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provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

(ii)  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

(iii)  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

(iv)  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(v)  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(vi)  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(vii)  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(viii)  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity and document production capabilities as well as technological upgrades that have continued to contribute to successful remote working conditions during the COVID-19 pandemic;

(ix)  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

(x)  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique, because they are geared funds or because they are based on "thematic" strategies or newer indices, and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between the Funds and their peers that limited the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

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The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the five mutual funds it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor as sub-adviser to the mutual funds is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual funds and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual funds and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5-year, 10-year and since inception periods ended June 30, 2021, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

With regard to ProShares Managed Futures Strategy, the Board noted that for the one- and three- year periods ended June 30, 2021, the Fund underperformed its Peer Group average and universe average and underperformed its benchmark index, and for the five-year period ended June 30, 2021, slightly outperformed its Peer Group average and universe average and underperformed its benchmark index. The Board noted that the ProShares K-1 Crude Oil Strategy is no longer an Active Fund but became a Matching Fund in March of 2021. The Board noted that for the quarter ended June 30, 2021, the Fund closely tracked its benchmark index. The Board further noted that for the one-year period ended June 30, 2021, the Fund outperformed its universe average and slightly outperformed its benchmark index, and for the three-year period ended June 30, 2021, the Fund underperformed its universe average and underperformed its benchmark index.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant, as well as of the information provided by a separate independent consultant retained to review profitability and the Advisor's methodology to calculate profitability. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability. The Independent Trustees also met with the independent consultant in executive session to discuss the profitability analysis

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, and the ProShares Short Term USD Emerging Markets Bond ETF, each of which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 187

$8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2022. The Board considered that ProShares UltraPro QQQ was the only Fund subject to investment advisory fee reductions as a result of breakpoint fee reductions, reaching asset levels above $4 billion but less than $5.5 billion at various dates during the fiscal period.

The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor was contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provides important distribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that certain Funds may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

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At a meeting held on October 12, 2021, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare Advisors LLC (the "Advisor") with respect to the ProShares Bitcoin Strategy ETF (the "New ETF").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETF grows and whether fee levels reflect economies of scale, if any, for the benefit of New ETF shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETF. It was noted that certain of this information had previously been provided as part of the Annual 15c Response.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New ETF. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETF.

In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETF; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the New ETF; (iv) information regarding the proposed contractual fees with respect to the New ETF; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETF's compliance with regulatory requirements and Trust procedures; and (ix) the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETF.

In considering the Unitary Fee Agreement for the New ETF, the Board did not identify any particular factor that was most relevant to its consideration to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the services to be performed by the Advisor with respect to the New ETF. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETF effectively. In particular, the Board considered the following:

•  the investment objective of the New ETF and the Advisor's description of the skills needed to manage the New ETF;

•  the key features of the New ETF, including the investment strategies of the New ETF;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor;

•  the Advisor's familiarity with digital assets and Bitcoin in particular, as well as processes related to assessing risk and liquidity with respect to investments in Bitcoin futures;

•  the Advisor's familiarity with the market for Bitcoin futures and its ability to manage the New ETF in that market;

•  the appropriateness of investing in Bitcoin-related instruments by the New ETF as an open-end investment company;

•  the Advisor's ability to monitor compliance with the SEC's liquidity rule, derivatives rule and valuation requirements, among other things;

•  significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and recently, instituting certain technological upgrades that would generally improve capacity and document production capabilities as well as the technological upgrades that have continued to contribute to successful remote working conditions during the COVID-19 pandemic;

•  the Advisor's ability to monitor and avoid potential fraud or manipulation of the underlying Bitcoin markets and its potential influence on the market for Bitcoin futures, and

•  information regarding allocation of brokerage on behalf of other ETFs managed by the Advisor and the Advisor's practices regarding the selection of counterparties for the New ETF's portfolio transactions.

The Board considered that the Advisor will oversee the operations of the New ETF, including oversight of the New ETF's service providers, and will provide compliance services to the New ETF.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETF were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETF.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 189

Comparison of Services and Fees

At the request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETF by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies that gain portfolio exposure by investing a portion of their respective assets in wholly-owned subsidiaries organized under the laws of the Cayman Islands and share similar pricing characteristics to the New ETF. This information included comparative fee information prepared by an independent consultant. The Board discussed the methodology used to prepare the comparative fee data for the New ETF and the potential limitations of such data, noting that the New ETF is unique, making comparisons difficult. The Advisor also presented information about the significant drivers of cost, as well as the impact of certain costs on fees and expenses directly related to the investment strategy of the New ETF.

The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New ETF to that of peer groups of funds, including a supplemental comparison of the New ETF to a wide range of pooled vehicles with Bitcoin strategies (the "Peer Group") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board noted the difficulty in compiling the Peer Group because the New ETF is the first U.S. exchange-traded fund to invest in Bitcoin futures contracts, with no operational ETFs using substantially similar objectives and strategies available for comparison. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees. The Board recognized that under the Unitary Fee Agreement, the Advisor would pay certain operating expenses for the New ETF including expenses charged by futures commission merchants in connection with portfolio transactions for the New ETF and interest expenses incurred with investments in reverse repurchase agreements or futures contracts, which may not be included for Peer Group funds.

The Board recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in the services that are included in the fees paid by other funds. The Board concluded that the New ETF's fee rate was reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Group.

Profitability

The Board noted that the New ETF had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New ETF. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETF, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETF.

Investment Performance of the Fund and the Advisor

The Trustees noted that the New ETF had not yet commenced operations and, as such, there was no performance information for the New ETF to consider.

Economies of Scale

The Board considered the New ETF's fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETF's operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETF's normal operating expenses. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the New ETF and addressed competitive pressures within the ETF industry.

Other Benefits

The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETF but concluded that such benefits were not material to their considerations.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of the New ETF and its prospective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for the New ETF were fair and reasonable.

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At a meeting held on July 15-16, 2021, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the initial approval of the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") between the Trust and ProShare Advisors LLC (the "Advisor") with respect to the ProShares S&P Kensho Smart Factories ETF, ProShares S&P Kensho Cleantech ETF, ProShares Big Data Refiners ETF, ProShares Smart Materials ETF, ProShares On-Demand ETF and ProShares Nanotechnology ETF (the "New ETFs").

In response to a request from the Independent Trustees, the Advisor provided information for the Board to consider relating to the approval of the Unitary Fee Agreement, including information that addressed, among other things: (i) the nature, extent, and quality of the services that were provided or proposed to be provided by the Advisor; (ii) the costs of the services to be provided and the profits realized by the Advisor; (iii) the investment performance of the Advisor; (iv) the extent to which economies of scale might be realized as the New ETFs grow and whether fee levels reflect economies of scale, if any, for the benefit of each New ETFs' shareholders; and (v) other benefits to the Advisor and/or its affiliates from the relationship to the New ETFs. It was noted that certain of this information had been previously provided as part of the Annual 15c Response.

The Independent Trustees consulted with Independent Trustee Counsel concerning their responsibilities under state and federal law with respect to their consideration of the approval of the Unitary Fee Agreement and other agreements with respect to the New ETFs. It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the New ETFs.

In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the approval of the Unitary Fee Agreement, including, among other things: (i) information about the advisory services to be provided by the Advisor with respect to the New ETFs; (ii) the Advisor's Form ADV; (iii) biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the New ETFs; (iv)information regarding the proposed contractual fees with respect to the New ETFs; (v) comparative industry fee data; (vi) information regarding the Advisor's trade allocation and best execution policies and procedures; (vii) information about the financial condition of the Advisor; (viii) information regarding how the Advisor expects to monitor the New ETFs' compliance with regulatory requirements and Trust procedures; and (ix)the Advisor's reputation, expertise and resources.

The Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including their review of the reasonableness of fees proposed to be paid by the New ETFs.

In considering the Unitary Fee Agreement for the New ETFs, the Board did not identify any particular factor that was most relevant to its consideration to approve the Unitary Fee Agreement and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of the Advisor's Services

In response to a request of the members of the Board who are not "interested persons" of the New ETFs (the "Independent Trustees", the Advisor presented information about the services to be provided by the Advisor and its affiliates and the proposed contractual arrangements relating to those services.

The Board reviewed the nature, extent and quality of the services to be performed by the Advisor with respect to the New ETFs. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the New ETFs effectively. In particular, the Board considered the following:

•  the investment objective of the New ETFs and the Advisor's description of the skills needed to manage the New ETFs;

•  the key features of the New ETFs, including the investment strategies of the New ETFs, as well as the possible employment of optimization/sampling techniques necessary to manage the New ETFs and develop creation and redemption baskets;

•  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the New ETFs;

•  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

•  the collateral, credit and cash management functions at the Advisor;

•  significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years; and

•  information regarding allocation of brokerage on behalf of other Funds managed by the Advisor and the Advisor's practices regarding the selection of counterparties for the New ETFs' portfolio transactions.

The Board considered that the Advisor will oversee the operations of the New ETFs, including oversight of the New ETFs' service providers, and will provide compliance services to the New ETFs.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services to be provided by the Advisor with respect to the New ETFs were expected to be of high quality, (ii) the Advisor has successfully achieved the investment goals of the existing operational Funds in the Trust, and (iii) it was generally satisfied with the nature, quality and extent of services expected to be provided to the New ETFs.

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 191

Comparison of Services and Fees

In response to a request of the Independent Trustees, the Advisor presented information about the fairness and reasonableness of the fees payable to the Advisor in light of the services to be provided to the New ETFs by or at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, offering strategies similar to the New ETFs. This information included comparative fee information prepared by an independent consultant. The Board discussed the methodology used to prepare the comparative fee data for the New ETFs and the potential limitations of such data. The Advisor also presented information about the significant drivers of cost.

The Board reviewed information prepared by the independent consultant comparing management fee and expense information for the New ETFs to that of peer groups of funds (the "Peer Groups") determined by the consultant as well as to the relevant fund category determined by the consultant. The Board reviewed Peer Groups and category information prepared by the consultant comparing the contractual advisory fee rate to be paid by the New ETFs to other funds with investment objectives most similar to the New ETFs. The Board noted the difficulty in compiling the Peer Groups because, by design, the New ETFs are unique and, therefore, few (if any) funds with substantially similar objectives and strategies may be available. It was noted that the indices that the New ETFs will track are also new. Notwithstanding this difficulty, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's proposed fees.

The Board recognized the challenges in comparing fees across fund complexes because there may be variations in the services that are included in the fees paid by other ETFs. The Board concluded that the New ETFs' advisory fee rates were reasonable given the services proposed to be provided and the fees charged by other funds in the Peer Groups.

Profitability

The Board noted that the New ETFs had not yet started operations, so that it could not yet evaluate the Advisor's profitability related to the New ETFs. It was noted that each year, as part of its annual contract renewal process, the Trustees discuss the Advisor's profit margin, including the methodology used in the Advisor's profitability analysis, and receive information provided by the Advisor relating to its financial condition and overall profitability related to its management of the funds in the fund complex.

The Independent Trustees met in Executive Session with Independent Trustee Counsel to discuss and evaluate the information provided by the Advisor and the independent consultant.

The Board considered and discussed with representatives of the Advisor the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the New ETFs, including, but not limited to, intellectual capital, regulatory compliance and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the New ETFs.

Investment Performance of the Fund and the Advisor

The Trustees noted that the New ETFs had not yet commenced operations and, as such, there was no performance information for the New ETFs to consider. The Trustees noted however, the Advisor's performance record in managing other ETFs that seek to track the performance of a securities index.

Economies of Scale

The Board considered the New ETFs' fee arrangements with the Advisor and noted that under the Unitary Fee Agreement the fee would stay the same as asset levels increased. The Board also noted that the Advisor was obligated to pay certain of the New ETFs' operating expenses and that the Advisor would be contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement will provide an effective cap on the New ETFs' normal operating expenses. The Board also noted the Advisor's representation that such an arrangement provided important distribution benefits for the New ETFs and addressed competitive pressures within the ETF industry.

Other Benefits

The Board also considered any indirect, or "fall-out," benefits of the Advisor or its affiliates to be derived from the relationship to the New ETFs but concluded that such benefits were not material to their considerations.

Conclusions

The Board, including all of the Independent Trustees, concluded that it was in the best interests of each New ETF and its prospective shareholders to approve the Unitary Fee Agreement and that the terms of the Unitary Fee Agreement for each New ETF were fair and reasonable.

192 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT PROSHARES TRUST

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2021 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2021. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2021.

As of October 31, 2021, the Funds' federal tax information is as follows:

Funds	QDI	DRD	QII
DJ Brookfield Global Infrastructure ETF	69.09%	30.81%	0.00%
Equities for Rising Rates ETF	100.00	100.00	0.00
Global Listed Private Equity ETF	42.97	39.61	0.00
High Yield-Interest Rate Hedged	0.00	0.00	88.38
Inflation Expectations ETF	0.00	0.00	100.00
Investment Grade-Interest Rate Hedged	0.00	0.00	63.61
Large Cap Core Plus	100.00	100.00	0.01
Long Online/Short Stores ETF	100.00	100.00	0.01
Merger ETF	100.00	100.00	0.04
Morningstar Alternatives Solution ETF	40.19	31.76	13.83
MSCI EAFE Dividend Growers ETF	80.34	0.00	0.00
MSCI Emerging Markets Dividend Growers ETF	80.54	0.00	0.00
MSCI Europe Dividend Growers ETF	100.00	0.00	0.00
MSCI Transformational Changes ETF	100.00	100.00	0.00
Nasdaq-100 Dorsey Wright Momentum ETF	100.00	100.00	0.00
Online Retail ETF	100.00	100.00	0.00
Pet Care ETF	100.00	100.00	0.00
RAFITM Long/Short	100.00	100.00	0.03
Russell 2000 Dividend Growers ETF	100.00	100.00	0.00
Russell U.S. Dividend Growers ETF	100.00	100.00	0.00
S&P 500® Bond ETF	0.00	0.00	89.26
S&P 500® Dividend Aristocrats ETF	100.00	100.00	0.00
S&P 500® Ex-Energy ETF	100.00	100.00	0.00
S&P 500® Ex-Financials ETF	100.00	100.00	0.00
S&P 500® Ex-Health Care ETF	100.00	100.00	0.00
S&P 500® Ex-Technology ETF	100.00	100.00	0.00
S&P MidCap 400® Dividend Aristocrats ETF	100.00	100.00	0.00
S&P Technology Dividend Aristocrats ETF	100.00	100.00	0.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2021, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.

Funds with Equalization

For the tax year ended October 31, 2021, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Hedge Replication ETF	$214,562
Online Retail ETF	122,958
Pet Care ETF	89,272
S&P 500® Ex-Health Care ETF	38,256
S&P Technology Dividend Aristocrats ETF	294,435

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 193

Tax Return of Capital—Section 19 Notice

The following information concerns the source of distributions paid to shareholders of record as follows:

Ticker	Fund Name	CUSIP
ALTS	Morningstar Alternatives Solution ETF	74347	B813

Record Date	Pay Date	Source of Distribution[1]	Distribution	% of Distribution
Oct. 1, 2021	Oct. 4, 2021	Estimated Net Investment Income	$0.349363	99.90%
		Estimated Return of Capital	$0.000367	0.10%
		Total (per share)	$0.349730	100.00%
Jul. 1, 2021	Jul. 2, 2021	Estimated Net Investment Income	$0.349984	99.90%
		Estimated Return of Capital	$0.000367	0.10%
		Total (per share)	$0.350351	100.00%
Apr. 1, 2021	Apr. 5, 2021	Estimated Net Investment Income	$0.171324	99.90%
		Estimated Return of Capital	$0.000180	0.10%
		Total (per share)	$0.171504	100.00%

1  The amounts and sources of distributions reported in this notice are estimates, are not being reported for tax reporting purposes and may later be determined to be from taxable net investment income, short-term gains, long-term gains (to the extent permitted by law), and return of capital. Return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. The actual amounts and sources for tax reporting purposes will depend upon the Fund's investment experience during the remainder of the year and may be subject to changes based on tax regulations. You will receive a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. As a result, shareholders should not use this distribution information for tax reporting purposes.

194 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Funds' Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Funds' Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com.

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 195

ProShares Trust

7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Certain Strategic ETFs seek returns that are 1x the return of an index or other benchmark (target) for a single day and over time. Other Strategic ETFs seek returns that are -1x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, those ETFs' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with inverse multiple and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"S&P Merger Arbitrage", "S&P 500® Dividend Aristocrats®", "S&P Strategic Futures Index", "S&P MidCap 400® Dividend Aristocrats®", "S&P Technology Dividend Aristocrats®", certain "S&P Select Industry Indices", "S&P 500® Ex-Energy Index", "S&P 500® Ex-Financials & Real Estate Index", "S&P 500® Ex-Health Care Index", "S&P 500® Ex-Information Technology Index" and "Dow Jones Brookfield Global Infrastructure Composite Index" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Dividend Growth Index" and "Russell 3000® Dividend Elite Index" are a trademark of Russell Investment Group. "MSCI EAFE Dividend Masters Index", "MSCI Europe Dividend Masters Index" and "MSCI Emerging Markets Dividend Masters Index" are service marks of MSCI. "Credit Suisse 130/30 Large Cap IndexTM" is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. "Research Affiliates Fundamental Index®" and "RAFITM" are trademarks of Research Affiliates, LLC. "Merrill Lynch Factor Model — Exchange Series", "Merrill Lynch Factor Model®" and "Merrill Lynch InternationalTM" are intellectual property of Merrill Lynch, Pierce, Fenner & Smith IncorporatedTM or its affiliates ("BofAML"). "Solactive®" is a trademark of Solactive AG, "CITI" is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. "LPX® Direct Listed Private Equity Index" and "LPX®" are registered trademarks of LPX GmbH. "Deutsche Bank" and "DBIQ Short Duration Emerging Market Bond IndexSM" are service marks of Deutsche Bank AG. "Bloomberg®", "Bloomberg Commodity IndexSM" and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg"). "Morningstar® Diversified Alternatives IndexSM" is a product of Morningstar, Inc. "FTSE Developed Europe All Cap Index" is a trademark of the FTSE International Limited ("FTSE"). All have been licensed for use by ProShares. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2021 ProShare Advisors LLC. All rights reserved.  PSSSA1121

SEMIANNUAL REPORT

NOVEMBER 30, 2021

Geared

Short 7-10 Year Treasury  TBX

Short 20+ Year Treasury  TBF

Short Basic Materials  SBM

Short Dow30SM  DOG

Short Financials  SEF

Short FTSE China 50  YXI

Short High Yield  SJB

Short MidCap400  MYY

Short MSCI EAFE  EFZ

Short MSCI Emerging Markets  EUM

Short Oil & Gas  DDG

Short QQQ  PSQ

Short Real Estate  REK

Short Russell2000  RWM

Short S&P500®  SH

Short SmallCap600  SBB

Ultra 7-10 Year Treasury  UST

Ultra 20+ Year Treasury  UBT

Ultra Basic Materials  UYM

Ultra Consumer Goods  UGE

Ultra Consumer Services  UCC

Ultra Dow30SM  DDM

Ultra Financials  UYG

Ultra FTSE China 50  XPP

Ultra FTSE Europe  UPV

Ultra Health Care  RXL

Ultra High Yield  UJB

Ultra Industrials  UXI

Ultra MidCap400  MVV

Ultra MSCI Brazil Capped  UBR

Ultra MSCI EAFE  EFO

Ultra MSCI Emerging Markets  EET

Ultra MSCI Japan  EZJ

Ultra Nasdaq Biotechnology  BIB

Ultra Nasdaq Cloud Computing  SKYU

Ultra Nasdaq Cybersecurity  UCYB

Ultra Oil & Gas  DIG

Ultra QQQ  QLD

Ultra Real Estate  URE

Ultra Russell2000  UWM

Ultra S&P500®  SSO

Ultra Semiconductors  USD

Ultra SmallCap600  SAA

Ultra Technology  ROM

Ultra Telecommunications  LTL

Ultra Utilities  UPW

UltraPro Dow30SM  UDOW

UltraPro MidCap400  UMDD

UltraPro QQQ  TQQQ

UltraPro Russell2000  URTY

UltraPro S&P500®  UPRO

UltraPro Short 20+ Year Treasury  TTT

UltraPro Short Dow30SM  SDOW

UltraPro Short MidCap400  SMDD

UltraPro Short QQQ  SQQQ

UltraPro Short Russell2000  SRTY

UltraPro Short S&P500®  SPXU

UltraShort 7-10 Year Treasury  PST

UltraShort 20+ Year Treasury  TBT

UltraShort Basic Materials  SMN

UltraShort Consumer Goods  SZK

UltraShort Consumer Services  SCC

UltraShort Dow30SM  DXD

UltraShort Financials  SKF

UltraShort FTSE China 50  FXP

UltraShort FTSE Europe  EPV

UltraShort Health Care  RXD

UltraShort Industrials  SIJ

UltraShort MidCap400  MZZ

UltraShort MSCI Brazil Capped  BZQ

UltraShort MSCI EAFE  EFU

UltraShort MSCI Emerging Markets  EEV

UltraShort MSCI Japan  EWV

UltraShort Nasdaq Biotechnology  BIS

UltraShort Oil & Gas  DUG

UltraShort QQQ  QID

UltraShort Real Estate  SRS

UltraShort Russell2000  TWM

UltraShort S&P500®  SDS

UltraShort Semiconductors  SSG

UltraShort SmallCap600  SDD

UltraShort Technology  REW

UltraShort Utilities  SDP

PROSHARES TRUST  Distributor: SEI Investments Distribution Co.

TABLE OF CONTENTS

I	Shareholder Letter
II	Allocation of Portfolio Holdings & Index Composition
XLV	Expense Examples
1	Schedule of Portfolio Investments
174	Statements of Assets and Liabilities
189	Statements of Operations
204	Statements of Changes in Net Assets
233	Financial Highlights
277	Notes to Financial Statements
312	Liquidity Risk Management Program
313	Board Approval of Investment Advisory Agreement
317	Miscellaneous Information

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DEAR SHAREHOLDER:

As communities and economies around the world address the continually evolving impacts of the pandemic, I want to reaffirm ProShares' commitment to providing you, our investors, with products and services to help you meet your investment objectives. ProShares remains focused on ensuring the effective management of our funds.

Following is the ProShares Semiannual Report for the six months ended November 30, 2021.

U.S. Stocks Rose Despite Continued Worries

U.S. equities posted positive results during the reporting period, as measured by the S&P 500® and the Dow Jones Industrial Average® . Drivers of stock performance included a resilient economic recovery boosted by widespread vaccination, ongoing stimulus from the Federal Reserve and robust corporate earnings. Stocks closed at record highs on multiple days during the six-month period. However, volatility increased later in the period as investors began to worry about inflation, a surge in interest rates and ongoing supply chain challenges.

Inflation climbed to a 6.2% annual rate in October, according to the Bureau of Labor Statistics. The core inflation rate, which many economists prefer because it excludes volatile food and energy prices, climbed 4.6%. Investors were also concerned about the possibility of stocks retreating after the Fed announced plans to begin tapering its $120 billion monthly stimulus. Fed Chairman Powell stated that higher inflation was not "transitory," which many investors interpreted as a signal that the Fed's stimulus may end sooner than expected and interest rates could be hiked early in 2022. Equities managed to record positive returns for the period, despite the S&P 500 retreating 4.8% in September, rebounding in October, and declining sharply again in late November as word of the new omicron variant broke.

Over the six-month reporting period, the S&P 500 climbed 9.4%, the S&P MidCap 400® declined 0.1%, and the small-cap Russell 2000 Index® retreated 2.60%. The tech-heavy Nasdaq-100 Index® rose 18.3%, while the Dow eked out 0.7%. Eight of 11 Dow Jones U.S. Industry Indexes advanced, including technology (23.2%), consumer goods (11.5%) and oil & gas (8.7%). Telecom declined 15.1% and basic materials fell 4.1%.

International Equities Declined

Developed markets outside North America retreated 4.1% during the period, as measured by the MSCI EAFE Index® , and the MSCI Europe Index® fell 3.9%. European stocks declined largely as a result of rising COVID-19 numbers and new government measures to stop the spread before the onset of winter. The emergence and spread of omicron also led to an extensive equity selloff toward the end of November.

The MSCI Japan Index® fell 2.4%, while the broad MSCI Emerging Markets Index® retreated 9.8%. The FTSE China 50 Index® fell 16.1%, on concerns that the government could enact new lockdown measures because of the new variant.

U.S. Treasury Results Mixed; Investment Grade Outperformed High Yield

Bonds returned 1.0% overall during the reporting period, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. Treasury results were mixed, with the Ryan Labs Treasury 10 Year Index and the Ryan Labs Treasury 30 Year Index climbing 1.5% and 10%, respectively, and the Ryan Labs Treasury 5 Year Index falling by 1.1%. The high yield corporate bond market returned 0.4% based on the Markit iBoxx $ Liquid High Yield Index, but it was outperformed by its investment-grade counterpart, up 2.1%, as measured by the Markit iBoxx $ Liquid Investment Grade Index. The U.S. dollar rose 6.2%, as measured by the Bloomberg Dollar Index Spot.

Geared (Leveraged and Inverse) Strategies Provided Opportunities

Positive large-cap equity performance led to significant opportunities across our leveraged S&P 500 and Dow product suites, and investors in the tech-heavy Nasdaq-100 saw a solid potential for gains, too. Volatility in the oil and gas markets also created the potential for geared fund returns, as did mixed results in international equities.

ProShares Launches the Industry's First U.S. Bitcoin-Linked ETF

Interest in the cryptocurrency market has been growing for years, and investors have especially awaited the launch of a bitcoin-linked ETF, as it would provide them a way to gain bitcoin futures exposure that they could buy and sell in their brokerage accounts. Building on our legacy of providing investors convenient, liquid access to asset classes, ProShares introduced the first bitcoin-linked ETF in the United States on October 19, 2021 — the ProShares Bitcoin Strategy ETF (BITO).

Over the period, ProShares' assets under management rose 24.2%, from $51.6 billion to $64.0 billion. In these rapidly evolving times, many investors have turned to ProShares Geared ETFs to tailor their portfolios to meet their goals. We thank you for the trust and confidence you have placed in us by choosing ProShares, and we appreciate the opportunity to continue serving your investing needs.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

PROSHARES.COM :: I

ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

II :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short 7-10 Year Treasury (Ticker: TBX)

ProShares Short 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(1%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Short 20+ Year Treasury (Ticker: TBF)

ProShares Short 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(99%)
Futures Contracts	(3%)
Total Exposure	(102%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: III

ProShares Short Basic Materials (Ticker: SBM)

ProShares Short Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure stock performance of U.S. companies in the basic materials industry. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	64.2%
Metals & Mining	16.3%
Containers & Packaging	14.0%
Construction Materials	4.9%
Paper & Forest Products	0.6%

ProShares Short Dow30SM (Ticker: DOG)

ProShares Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(89%)
Futures Contracts	(11%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.9%
Health Care	16.7%
Financials	16.0%
Consumer Discretionary	15.6%
Industrials	14.6%
Consumer Staples	7.3%
Telecommunication Services	3.7%
Energy	2.2%
Materials	1.0%

IV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Financials (Ticker: SEF)

ProShares Short Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the financials industry. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	32.8%
Banks	25.6%
Real Estate	20.3%
Insurance	12.3%
Software & Services	8.6%
Commercial & Professional Services	0.4%

ProShares Short FTSE China 50 (Ticker: YXI)

ProShares Short FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Consumer Discretionary	33.1%
Financials	26.3%
Communication Services	19.0%
Information Technology	5.3%
Health Care	5.2%
Real Estate	3.2%
Energy	2.8%
Consumer Staples	2.4%
Materials	1.7%
Industrials	1.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: V

ProShares Short High Yield (Ticker: SJB)

ProShares Short High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next not for any other period. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years of less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield Index – Composition

% of Index
High Yield	100%

ProShares Short MidCap400 (Ticker: MYY)

ProShares Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability, and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(95%)
Futures Contracts	(5%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	19.1%
Consumer Discretionary	15.2%
Financials	15.0%
Information Technology	14.3%
Real Estate	10.2%
Health Care	9.8%
Materials	6.0%
Consumer Staples	3.4%
Utilities	3.1%
Energy	2.1%
Telecommunication Services	1.8%

VI :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short MSCI EAFE (Ticker: EFZ)

ProShares Short MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.5%
United Kingdom	12.5%
France	11.1%
Others	10.9%
Switzerland	10.8%
Germany	8.8%
Australia	7.0%
Netherlands	6.3%
Sweden	3.5%
Hong Kong	2.9%
Denmark	2.7%

MSCI EAFE Index – Composition

% of Index
Financials	16.8%
Industrials	15.7%
Consumer Discretionary	12.8%
Health Care	12.7%
Consumer Staples	10.4%
Information Technology	9.9%
Materials	7.4%
Communication Services	4.7%
Utilities	3.4%
Energy	3.3%
Real Estate	2.9%

ProShares Short MSCI Emerging Markets (Ticker: EUM)

ProShares Short MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	32.0%
Taiwan	15.5%
Korea	12.2%
India	12.1%
Others	10.3%
Brazil	4.1%
Russia	3.6%
Saudi Arabia	3.3%
South Africa	3.0%
Hong Kong	2.1%
Mexico	1.8%

MSCI Emerging Markets Index – Composition

% of Index
Information Technology	21.8%
Financials	19.4%
Consumer Discretionary	14.6%
Communication Services	10.8%
Materials	8.4%
Consumer Staples	5.7%
Energy	5.6%
Industrials	4.9%
Health Care	4.6%
Utilities	2.2%
Real Estate	2.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: VII

ProShares Short Oil & Gas (Ticker: DDG)

ProShares Short Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the oil and gas sector. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.5%
Energy Equipment & Services	7.3%
Electrical Equipment	1.7%
Semiconductors & Semiconductor Equipment	0.9%
Electric Utilities	0.6%

ProShares Short QQQ (Ticker: PSQ)

ProShares Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.8%
Consumer Discretionary	18.0%
Communication Services	17.4%
Health Care	5.8%
Consumer Staples	4.6%
Industrials	2.6%
Utilities	0.8%

VIII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Short Real Estate (Ticker: REK)

ProShares Short Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to track the performance of real estate investment trusts ("REITs") and other companies that invest directly or indirectly in real estate through development management or ownership, including of the property agencies. Component companies include, among others, real estate holding and development and real estate services companies and REITs. REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	90.8%
Real Estate Management & Development	4.6%
Mortgage Real Estate Investment Trusts (REITs)	2.5%
Professional Services	2.1%

ProShares Short Russell2000 (Ticker: RWM)

ProShares Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of smallcap U.S. stock market performance. It is a float adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(92%)
Futures Contracts	(8%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Health Care	18.3%
Financials	15.8%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.6%
Real Estate	7.1%
Energy	4.4%
Materials	3.7%
Communication Services	3.4%
Consumer Staples	3.3%
Utilities	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: IX

ProShares Short S&P500® (Ticker: SH)

ProShares Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/31/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(94%)
Futures Contracts	(6%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	29.3%
Consumer Discretionary	13.2%
Health Care	12.7%
Financials	10.8%
Telecommunication Services	10.4%
Industrials	7.8%
Consumer Staples	5.6%
Energy	2.7%
Real Estate	2.6%
Materials	2.5%
Utilities	2.4%

ProShares Short SmallCap600 (Ticker: SBB)

ProShares Short SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its net asset value ("NAV") to the next time the Fund calculates its NAV, and not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100%)
Total Exposure	(100%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	18.6%
Industrials	17.1%
Information Technology	14.0%
Consumer Discretionary	13.1%
Health Care	12.1%
Real Estate	7.7%
Materials	4.9%
Energy	4.7%
Consumer Staples	4.3%
Telecommunication Services	1.8%
Utilities	1.7%

X :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra 7-10 Year Treasury (Ticker: UST)

ProShares Ultra 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System (the "Fed"). In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	79%
Swap Agreements	120%
Futures Contracts	1%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

ProShares Ultra 20+ Year Treasury (Ticker: UBT)

ProShares Ultra 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and has $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Long-Term U.S. Treasury Obligations	41%
Swap Agreements	156%
Futures Contracts	4%
Total Exposure	201%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XI

ProShares Ultra Basic Materials (Ticker: UYM)

ProShares Ultra Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index designed to measure the stock performance of U.S. companies in the basic materials industry. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	114%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Linde plc	16.6%
Air Products and Chemicals, Inc.	6.4%
Ecolab, Inc.	5.6%
Freeport-McMoRan, Inc.	5.5%
Newmont Corp.	4.4%

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	64.2%
Metals & Mining	16.3%
Containers & Packaging	14.0%
Construction Materials	4.9%
Paper & Forest Products	0.6%

ProShares Ultra Consumer Goods (Ticker: UGE)

ProShares Ultra Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer goods industry. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Tesla, Inc.	18.8%
Procter & Gamble Co. (The)	7.1%
PepsiCo, Inc.	4.5%
NIKE, Inc., Class B	4.4%
Coca-Cola Co. (The)	4.1%

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Automobiles & Components	32.5%
Food, Beverage & Tobacco	30.5%
Consumer Durables & Apparel	16.0%
Household & Personal Products	15.8%
Media & Entertainment	3.0%
Retailing	1.1%
Capital Goods	0.8%
Food & Staples Retailing	0.3%

XII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Consumer Services (Ticker: UCC)

ProShares Ultra Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer services industry. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	119%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Amazon.com, Inc.	21.5%
Home Depot, Inc. (The)	6.0%
Netflix, Inc.	4.0%
Walt Disney Co. (The)	3.7%
Costco Wholesale Corp.	3.4%

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	49.7%
Media & Entertainment	19.8%
Consumer Services	15.7%
Food & Staples Retailing	9.7%
Transportation	2.9%
Commercial & Professional Services	1.6%
Health Care Equipment & Services	0.5%
Software & Services	0.1%

ProShares Ultra Dow30SM (Ticker: DDM)

ProShares Ultra Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones Industrial Average SM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	108%
Futures Contracts	8%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	7.2%
Home Depot, Inc. (The)	6.5%
Goldman Sachs Group, Inc. (The)	6.1%
Microsoft Corp.	5.3%
salesforce.com, Inc.	4.6%

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.9%
Health Care	16.7%
Financials	16.0%
Consumer Discretionary	15.6%
Industrials	14.6%
Consumer Staples	7.3%
Telecommunication Services	3.7%
Energy	2.2%
Materials	1.0%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XIII

ProShares Ultra Financials (Ticker: UYG)

ProShares Ultra Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the financials industry. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly, in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Swap Agreements	133%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Berkshire Hathaway, Inc., Class B	4.9%
JPMorgan Chase & Co.	4.5%
Bank of America Corp.	3.3%
Visa, Inc., Class A	3.2%
Mastercard, Inc., Class A	2.6%

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	32.8%
Banks	25.6%
Real Estate	20.3%
Insurance	12.3%
Software & Services	8.6%
Commercial & Professional Services	0.4%

ProShares Ultra FTSE China 50 (Ticker: XPP)

ProShares Ultra FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Consumer Discretionary	33.1%
Financials	26.3%
Communication Services	19.0%
Information Technology	5.3%
Health Care	5.2%
Real Estate	3.2%
Energy	2.8%
Consumer Staples	2.4%
Materials	1.7%
Industrials	1.0%

XIV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra FTSE Europe (Ticker: UPV)

ProShares Ultra FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE Developed Europe All Cap Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large-, mid- and small-cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap Index – Country

% of Index
United Kingdom	20.0%
Switzerland	15.6%
France	15.2%
Germany	13.1%
Netherlands	9.2%
Others	7.2%
Sweden	6.5%
Denmark	4.0%
Spain	3.5%
Italy	3.5%
Finland	2.2%

FTSE Developed Europe All Cap Index – Composition

% of Index
Industrials	16.1%
Financials	15.8%
Health Care	13.5%
Consumer Staples	11.5%
Consumer Discretionary	11.5%
Information Technology	8.8%
Materials	8.0%
Energy	4.3%
Utilities	4.1%
Communication Services	3.8%
Real Estate	2.6%

ProShares Ultra Health Care (Ticker: RXL)

ProShares Ultra Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the healthcare industry. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	6.4%
Johnson & Johnson	6.2%
Pfizer, Inc.	4.6%
Thermo Fisher Scientific, Inc.	3.8%
Abbott Laboratories	3.4%

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	25.8%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	19.1%
Biotechnology	17.0%
Life Sciences Tools & Services	15.4%
Health Care Technology	0.4%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XV

ProShares Ultra High Yield (Ticker: UJB)

ProShares Ultra High Yield (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Markit iBoxx® $ Liquid High Yield Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index. The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-investment grade using an average of Moody's Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Markit iBoxx $ Liquid High Yield
Index – Composition

% of Index
High Yield	100.0%

ProShares Ultra Industrials (Ticker: UXI)

ProShares Ultra Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the industrials industry. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Accenture plc, Class A	3.7%
PayPal Holdings, Inc.	3.5%
Union Pacific Corp.	2.5%
United Parcel Service, Inc., Class B	2.3%
Honeywell International, Inc.	2.2%

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	47.9%
Software & Services	18.6%
Transportation	13.2%
Commercial & Professional Services	7.4%
Technology Hardware & Equipment	6.3%
Materials	6.2%
Pharmaceuticals, Biotechnology & Life Sciences	0.4%

XVI :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MidCap400 (Ticker: MVV)

ProShares Ultra MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	91%
Swap Agreements	104%
Futures Contracts	5%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Signature Bank	0.7%
FactSet Research Systems, Inc.	0.7%
SolarEdge Technologies, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Camden Property Trust	0.6%

S&P MidCap 400 – Composition

% of Index
Industrials	19.1%
Consumer Discretionary	15.2%
Financials	15.0%
Information Technology	14.3%
Real Estate	10.2%
Health Care	9.8%
Materials	6.0%
Consumer Staples	3.4%
Utilities	3.1%
Energy	2.1%
Telecommunication Services	1.8%

ProShares Ultra MSCI Brazil Capped (Ticker: UBR)

ProShares Ultra MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current US Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	23.7%
Materials	22.8%
Energy	16.3%
Consumer Staples	10.6%
Industrials	7.8%
Utilities	6.2%
Consumer Discretionary	5.8%
Health Care	3.7%
Communication Services	2.4%
Information Technology	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XVII

ProShares Ultra MSCI EAFE (Ticker: EFO)

ProShares Ultra MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.5%
United Kingdom	12.5%
France	11.1%
Others	10.9%
Switzerland	10.8%
Germany	8.8%
Australia	7.0%
Netherlands	6.3%
Sweden	3.5%
Hong Kong	2.9%
Denmark	2.7%

MSCI EAFE Index – Composition

% of Index
Financials	16.8%
Industrials	15.7%
Consumer Discretionary	12.8%
Health Care	12.7%
Consumer Staples	10.4%
Information Technology	9.9%
Materials	7.4%
Communication Services	4.7%
Utilities	3.4%
Energy	3.3%
Real Estate	2.9%

ProShares Ultra MSCI Emerging Markets (Ticker: EET)

ProShares Ultra MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	200%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets Index – Country

% of Index
China	32.0%
Taiwan	15.5%
Korea	12.2%
India	12.1%
Others	10.3%
Brazil	4.1%
Russia	3.6%
Saudi Arabia	3.3%
South Africa	3.0%
Hong Kong	2.1%
Mexico	1.8%

MSCI Emerging Markets Index – Composition

% of Index
Information Technology	21.8%
Financials	19.4%
Consumer Discretionary	14.6%
Communication Services	10.8%
Materials	8.4%
Consumer Staples	5.7%
Energy	5.6%
Industrials	4.9%
Health Care	4.6%
Utilities	2.2%
Real Estate	2.0%

XVIII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra MSCI Japan (Ticker: EZJ)

ProShares Ultra MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Japan Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	12%
Swap Agreements	188%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	22.2%
Consumer Discretionary	19.2%
Information Technology	15.5%
Health Care	9.9%
Financials	8.9%
Communication Services	7.9%
Consumer Staples	6.7%
Materials	4.7%
Real Estate	3.4%
Utilities	0.9%
Energy	0.7%

ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)

ProShares Ultra Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ Biotechnology® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	107%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Moderna, Inc.	7.9%
Amgen, Inc.	7.4%
Gilead Sciences, Inc.	7.3%
Regeneron Pharmaceuticals, Inc.	5.7%
Illumina, Inc.	4.9%

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	82.7%
Life Sciences Tools & Services	8.1%
Pharmaceuticals	8.1%
Health Care Providers & Services	1.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XIX

ProShares Ultra Nasdaq Cloud Computing (Ticker: SKYU)

ProShares Ultra Nasdaq Cloud Computing (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is comprised of companies classified as "cloud computing" companies by the Consumer Technology Association ("CTA"). CTA classifies companies as cloud computing if the company is engaged in one or more of the following activities: Infrastructure-as-a-Service, Platform-as-a-Service or Software-as-a-Service. The companies must also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements. The Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	142%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
DigitalOcean Holdings, Inc.	3.3%
Arista Networks, Inc.	2.7%
Pure Storage, Inc., Class A	2.4%
Microsoft Corp.	2.2%
MongoDB, Inc.	2.2%

ISE CTA Cloud Computing Index – Composition

% of Index
Software & Services	71.3%
Technology Hardware & Equipment	14.2%
Retailing	6.6%
Media & Entertainment	3.6%
Commercial & Telecommunication Services	3.0%
Health Care Equipment & Services	1.3%

ProShares Ultra Nasdaq Cybersecurity (Ticker: UCYB)

ProShares Ultra Nasdaq Cybersecurity (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity IndexSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is maintained by Nasdaq Inc. (the "Index Provider"). The Index was jointly constructed by the Index Provider and Consumer Technology Association ("CTA"). The Index is a modified liquidity weighted index comprised of companies classified as "cybersecurity" companies by CTA. CTA classifies companies as cybersecurity if they meet one of three elements: (1) companies focused on developing technologies that are designed and implemented to protect computer and communication networks from attacks and other unauthorized use; (2) companies involved in the development of technologies for cybersecurity industry use including government, private and public corporations, financial institutions and various other industries; or (3) companies focused on the protection of priority data from being accessed and exploited by unauthorized external parties. The companies must also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements. The Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	3%
Swap Agreements	197%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Nasdaq CTA Cybersecurity Index – Composition

% of Index
Software & Services	77.1%
Technology Hardware & Equipment	12.8%
Commercial & Professional Services	8.5%
Capital Goods	1.6%

XX :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Oil & Gas (Ticker: DIG)

ProShares Ultra Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the oil and gas sector. Component companies typically are engaged in the following activities related to oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	87%
Swap Agreements	113%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	18.9%
Chevron Corp.	16.3%
ConocoPhillips	7.0%
EOG Resources, Inc.	3.8%
Pioneer Natural Resources Co.	3.0%

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.5%
Energy Equipment & Services	7.3%
Electrical Equipment	1.7%
Semiconductors & Semiconductor Equipment	0.9%
Electric Utilities	0.6%

ProShares Ultra QQQ (Ticker: QLD)

ProShares Ultra QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest /domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	90%
Swap Agreements	98%
Futures Contracts	12%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	10.6%
Microsoft Corp.	9.6%
Amazon.com, Inc.	6.9%
Tesla, Inc.	5.5%
NVIDIA Corp.	4.8%

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.8%
Consumer Discretionary	18.0%
Communication Services	17.4%
Health Care	5.8%
Consumer Staples	4.6%
Industrials	2.6%
Utilities	0.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXI

ProShares Ultra Real Estate (Ticker: URE)

ProShares Ultra Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to track the performance of real estate investment trusts ("REITs") and other companies that invest directly or indirectly in real estate through development, management or ownership including property agencies. Component companies include, among others, real estate holding and development and real estate services companies and REITs. REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Index is a market cap weighted index that is updated in March, June, September, and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	80%
Swap Agreements	120%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
American Tower Corp.	6.4%
Prologis, Inc.	6.0%
Crown Castle International Corp.	4.2%
Equinix, Inc.	3.9%
Simon Property Group, Inc.	2.7%

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	90.8%
Real Estate Management & Development	4.6%
Mortgage Real Estate Investment Trusts (REITs)	2.5%
Professional Services	2.1%

ProShares Ultra Russell2000 (Ticker: UWM)

ProShares Ultra Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3,000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	78%
Swap Agreements	112%
Futures Contracts	10%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AMC Entertainment Holdings, Inc., Class A	0.5%
Avis Budget Group, Inc.	0.4%
Lattice Semiconductor Corp.	0.3%
Crocs, Inc.	0.3%
Synaptics, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Health Care	18.3%
Financials	15.8%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.6%
Real Estate	7.1%
Energy	4.4%
Materials	3.7%
Communication Services	3.4%
Consumer Staples	3.3%
Utilities	2.6%

XXII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra S&P500® (Ticker: SSO)

ProShares Ultra S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	84%
Swap Agreements	109%
Futures Contracts	7%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.3%
Tesla, Inc.	2.0%
Alphabet, Inc., Class A	1.9%

S&P 500 – Composition

% of Index
Information Technology	29.3%
Consumer Discretionary	13.2%
Health Care	12.7%
Financials	10.8%
Telecommunication Services	10.4%
Industrials	7.8%
Consumer Staples	5.6%
Energy	2.7%
Real Estate	2.6%
Materials	2.5%
Utilities	2.4%

ProShares Ultra Semiconductors (Ticker: USD)

ProShares Ultra Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the semiconductors subsector. Component companies are engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	83%
Swap Agreements	117%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NVIDIA Corp.	24.4%
Broadcom, Inc.	6.8%
QUALCOMM, Inc.	6.1%
Intel Corp.	6.0%
Advanced Micro Devices, Inc.	5.8%

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Software & Services	37.6%
Technology Hardware & Equipment	22.3%
Semiconductors & Semiconductor Equipment	20.0%
Media & Entertainment	18.5%
Retailing	0.8%
Health Care Equipment & Services	0.5%
Telecommunication Services	0.2%
Consumer Durables & Apparel	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXIII

ProShares Ultra SmallCap600 (Ticker: SAA)

ProShares Ultra SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	73%
Swap Agreements	127%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Macy's, Inc.	0.6%
Omnicell, Inc.	0.5%
Chart Industries, Inc.	0.4%
Innovative Industrial Properties, Inc.	0.4%
Exponent, Inc.	0.4%

S&P SmallCap 600 – Composition

% of Index
Financials	18.6%
Industrials	17.1%
Information Technology	14.0%
Consumer Discretionary	13.1%
Health Care	12.1%
Real Estate	7.7%
Materials	4.9%
Energy	4.7%
Consumer Staples	4.3%
Telecommunication Services	1.8%
Utilities	1.7%

ProShares Ultra Technology (Ticker: ROM)

ProShares Ultra Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the technology industry. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	76%
Swap Agreements	124%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	14.2%
Microsoft Corp.	13.6%
Alphabet, Inc., Class A	4.7%
NVIDIA Corp.	4.5%
Alphabet, Inc., Class C	4.4%
Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.6%
Technology Hardware & Equipment	22.3%
Semiconductors & Semiconductor Equipment	20.0%
Media & Entertainment	18.5%
Retailing	0.8%
Health Care Equipment & Services	0.5%
Telecommunication Services	0.2%
Consumer Durables & Apparel	0.1%

XXIV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares Ultra Telecommunications (Ticker: LTL)

ProShares Ultra Telecommunications (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Select TelecommunicationsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the telecommunications sector. Component companies include providers of fixed-line and mobile telephone services. Fixed-line includes regional and long-distance carriers. Mobile includes cellular, satellite and paging services. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	75%
Swap Agreements	125%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Cisco Systems, Inc.	16.7%
Verizon Communications, Inc.	16.3%
Arista Networks, Inc.	4.9%
Motorola Solutions, Inc.	3.7%
F5, Inc.	3.4%

Dow Jones U.S. Select Telecommunications Index – Composition

% of Index
Communications Equipment	53.3%
Diversified Telecommunication Services	38.0%
Wireless Telecommunication Services	5.0%
Household Durables	3.7%

ProShares Ultra Utilities (Ticker: UPW)

ProShares Ultra Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the utilities industry. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	97%
Swap Agreements	103%
Total Exposure	200%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
NextEra Energy, Inc.	16.0%
Duke Energy Corp.	7.0%
Southern Co. (The)	6.1%
Dominion Energy, Inc.	5.4%
Exelon Corp.	4.8%

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	62.0%
Multi-Utilities	27.3%
Water Utilities	4.0%
Gas Utilities	3.9%
Independent Power and Renewable Electricity Producers	2.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXV

ProShares UltraPro Dow30SM (Ticker: UDOW)

ProShares UltraPro Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	200%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
UnitedHealth Group, Inc.	7.9%
Home Depot, Inc. (The)	7.1%
Goldman Sachs Group, Inc. (The)	6.7%
Microsoft Corp.	5.8%
salesforce.com, Inc.	5.0%

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.9%
Health Care	16.7%
Financials	16.0%
Consumer Discretionary	15.6%
Industrials	14.6%
Consumer Staples	7.3%
Telecommunication Services	3.7%
Energy	2.2%
Materials	1.0%

ProShares UltraPro MidCap400 (Ticker: UMDD)

ProShares UltraPro MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	95%
Swap Agreements	200%
Futures Contracts	5%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Signature Bank	0.7%
FactSet Research Systems, Inc.	0.7%
SolarEdge Technologies, Inc.	0.7%
Molina Healthcare, Inc.	0.7%
Camden Property Trust	0.7%

S&P MidCap 400 – Composition

% of Index
Industrials	19.1%
Consumer Discretionary	15.2%
Financials	15.0%
Information Technology	14.3%
Real Estate	10.2%
Health Care	9.8%
Materials	6.0%
Consumer Staples	3.4%
Utilities	3.1%
Energy	2.1%
Telecommunication Services	1.8%

XXVI :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro QQQ (Ticker: TQQQ)

ProShares UltraPro QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	81%
Swap Agreements	208%
Futures Contracts	11%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	9.5%
Microsoft Corp.	8.7%
Amazon.com, Inc.	6.2%
Tesla, Inc.	5.0%
NVIDIA Corp.	4.3%

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.8%
Consumer Discretionary	18.0%
Communication Services	17.4%
Health Care	5.8%
Consumer Staples	4.6%
Industrials	2.6%
Utilities	0.8%

ProShares UltraPro Russell2000 (Ticker: URTY)

ProShares UltraPro Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and approximately 3,000 of the largest companies in the US. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	206%
Futures Contracts	8%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
AMC Entertainment Holdings, Inc., Class A	0.5%
Avis Budget Group, Inc.	0.4%
Lattice Semiconductor Corp.	0.3%
Crocs, Inc.	0.3%
Synaptics, Inc.	0.3%

Russell 2000 Index – Composition

% of Index
Health Care	18.3%
Financials	15.8%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.6%
Real Estate	7.1%
Energy	4.4%
Materials	3.7%
Communication Services	3.4%
Consumer Staples	3.3%
Utilities	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXVII

ProShares UltraPro S&P500® (Ticker: UPRO)

ProShares UltraPro S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Equity Securities	89%
Swap Agreements	204%
Futures Contracts	7%
Total Exposure	300%

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.0%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.5%
Tesla, Inc.	2.1%
Alphabet, Inc., Class A	2.0%

S&P 500 – Composition

% of Index
Information Technology	29.3%
Consumer Discretionary	13.2%
Health Care	12.7%
Financials	10.8%
Telecommunication Services	10.4%
Industrials	7.8%
Consumer Staples	5.6%
Energy	2.7%
Real Estate	2.6%
Materials	2.5%
Utilities	2.4%

ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)

ProShares UltraPro Short 20+ Year Treasury (the "Fund") seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded- from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(299%)
Futures Contracts	(2%)
Total Exposure	(301%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

XXVIII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short Dow30SM (Ticker: SDOW)

ProShares UltraPro Short Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(289%)
Futures Contracts	(11%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.9%
Health Care	16.7%
Financials	16.0%
Consumer Discretionary	15.6%
Industrials	14.6%
Consumer Staples	7.3%
Telecommunication Services	3.7%
Energy	2.2%
Materials	1.0%

ProShares UltraPro Short MidCap400 (Ticker: SMDD)

ProShares UltraPro Short MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(296%)
Futures Contracts	(4%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	19.1%
Consumer Discretionary	15.2%
Financials	15.0%
Information Technology	14.3%
Real Estate	10.2%
Health Care	9.8%
Materials	6.0%
Consumer Staples	3.4%
Utilities	3.1%
Energy	2.1%
Telecommunication Services	1.8%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXIX

ProShares UltraPro Short QQQ (Ticker: SQQQ)

ProShares UltraPro Short QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(292%)
Futures Contracts	(8%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.8%
Consumer Discretionary	18.0%
Communication Services	17.4%
Health Care	5.8%
Consumer Staples	4.6%
Industrials	2.6%
Utilities	0.8%

ProShares UltraPro Short Russell2000 (Ticker: SRTY)

ProShares UltraPro Short Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(287%)
Futures Contracts	(13%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Health Care	18.3%
Financials	15.8%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.6%
Real Estate	7.1%
Energy	4.4%
Materials	3.7%
Communication Services	3.4%
Consumer Staples	3.3%
Utilities	2.6%

XXX :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraPro Short S&P500® (Ticker: SPXU)

ProShares UltraPro Short S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(293%)
Futures Contracts	(7%)
Total Exposure	(300%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	29.3%
Consumer Discretionary	13.2%
Health Care	12.7%
Financials	10.8%
Telecommunication Services	10.4%
Industrials	7.8%
Consumer Staples	5.6%
Energy	2.7%
Real Estate	2.6%
Materials	2.5%
Utilities	2.4%

ProShares UltraShort 7-10 Year Treasury (Ticker: PST)

ProShares UltraShort 7-10 Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(198%)
Futures Contracts	(3%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 7-10 Year Bond Index – Composition

% of Index
7-10 Year U.S. Treasury	100%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXXI

ProShares UltraShort 20+ Year Treasury (Ticker: TBT)

ProShares UltraShort 20+ Year Treasury (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by ICE Data Indices, LLC. The Index is part of a series of indices designed to measure the performance of the U.S. Treasury market. The Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is weighted by market capitalization, and the securities in the Underlying Index are updated on the last business day of each month.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Futures Contracts	(1%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

ICE U.S. Treasury 20+ Year Bond Index – Composition

% of Index
20+ Year U.S. Treasury	100%

ProShares UltraShort Basic Materials (Ticker: SMN)

ProShares UltraShort Basic Materials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Basic MaterialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the basic materials industry. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Basic Materials Index – Composition

% of Index
Chemicals	64.2%
Metals & Mining	16.3%
Containers & Packaging	14.0%
Construction Materials	4.9%
Paper & Forest Products	0.6%

XXXII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Consumer Goods (Ticker: SZK)

ProShares UltraShort Consumer Goods (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer GoodsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer goods industry. Component companies include, among others, automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing, accessories and footwear. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Goods Index – Composition

% of Index
Automobiles & Components	32.5%
Food, Beverage & Tobacco	30.5%
Consumer Durables & Apparel	16.0%
Household & Personal Products	15.8%
Media & Entertainment	3.0%
Retailing	1.1%
Capital Goods	0.8%
Food & Staples Retailing	0.3%

ProShares UltraShort Consumer Services (Ticker: SCC)

ProShares UltraShort Consumer Services (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Consumer ServicesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the consumer services industry. Component companies include, among others, airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Consumer Services Index – Composition

% of Index
Retailing	49.7%
Media & Entertainment	19.8%
Consumer Services	15.7%
Food & Staples Retailing	9.7%
Transportation	2.9%
Commercial & Professional Services	1.6%
Health Care Equipment & Services	0.5%
Software & Services	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXXIII

ProShares UltraShort Dow30SM (Ticker: DXD)

ProShares UltraShort Dow30SM (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial AverageSM (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, "blue-chip" U.S. stocks, excluding utility and transportation companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(188%)
Futures Contracts	(12%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones Industrial Average – Composition

% of Index
Information Technology	22.9%
Health Care	16.7%
Financials	16.0%
Consumer Discretionary	15.6%
Industrials	14.6%
Consumer Staples	7.3%
Telecommunication Services	3.7%
Energy	2.2%
Materials	1.0%

ProShares UltraShort Financials (Ticker: SKF)

ProShares UltraShort Financials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. FinancialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the financials industry. Component companies include: among others, regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as credit card issuers, check cashing companies, mortgage lenders and investment advisors; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Financials Index – Composition

% of Index
Diversified Financials	32.8%
Banks	25.6%
Real Estate	20.3%
Insurance	12.3%
Software & Services	8.6%
Commercial & Professional Services	0.4%

XXXIV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort FTSE China 50 (Ticker: FXP)

ProShares UltraShort FTSE China 50 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index consists of 50 of the largest and most liquid Chinese stocks listed and traded on the Stock Exchange of Hong Kong.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE China 50 Index – Composition

% of Index
Consumer Discretionary	33.1%
Financials	26.3%
Communication Services	19.0%
Information Technology	5.3%
Health Care	5.2%
Real Estate	3.2%
Energy	2.8%
Consumer Staples	2.4%
Materials	1.7%
Industrials	1.0%

ProShares UltraShort FTSE Europe (Ticker: EPV)

ProShares UltraShort FTSE Europe (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE International Limited. The Index is a free float-adjusted market cap weighted index representing the performance of large-, mid- and small-cap companies in Developed European markets, including the United Kingdom.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

FTSE Developed Europe All Cap
Index – Country

% of Index
United Kingdom	20.0%
Switzerland	15.6%
France	15.2%
Germany	13.1%
Netherlands	9.2%
Others	7.2%
Sweden	6.5%
Denmark	4.0%
Spain	3.5%
Italy	3.5%
Finland	2.2%

FTSE Developed Europe All Cap
Index – Composition

% of Index
Industrials	16.1%
Financials	15.8%
Health Care	13.5%
Consumer Staples	11.5%
Consumer Discretionary	11.5%
Information Technology	8.8%
Materials	8.0%
Energy	4.3%
Utilities	4.1%
Communication Services	3.8%
Real Estate	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXXV

ProShares UltraShort Health Care (Ticker: RXD)

ProShares UltraShort Health Care (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Health CareSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the healthcare industry. Component companies include, among others, health care providers, biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Health Care Index – Composition

% of Index
Pharmaceuticals	25.8%
Health Care Equipment & Supplies	22.3%
Health Care Providers & Services	19.1%
Biotechnology	17.0%
Life Sciences Tools & Services	15.4%
Health Care Technology	0.4%

ProShares UltraShort Industrials (Ticker: SIJ)

ProShares UltraShort Industrials (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. IndustrialsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the industrials industry. Component companies include, among others, building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Industrials Index – Composition

% of Index
Capital Goods	47.9%
Software & Services	18.6%
Transportation	13.2%
Commercial & Professional Services	7.4%
Technology Hardware & Equipment	6.3%
Materials	6.2%
Pharmaceuticals, Biotechnology & Life Sciences	0.4%

XXXVI :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MidCap400 (Ticker: MZZ)

ProShares UltraShort MidCap400 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(186%)
Futures Contracts	(14%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P MidCap 400 – Composition

% of Index
Industrials	19.1%
Consumer Discretionary	15.2%
Financials	15.0%
Information Technology	14.3%
Real Estate	10.2%
Health Care	9.8%
Materials	6.0%
Consumer Staples	3.4%
Utilities	3.1%
Energy	2.1%
Telecommunication Services	1.8%

ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)

ProShares UltraShort MSCI Brazil Capped (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The MSCI Brazil 25/50 Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current US Internal Revenue Code. The Index covers approximately 85% of the free float-adjusted market capitalization in Brazil.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(199%)
Total Exposure	(199%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Brazil 25/50 Index – Composition

% of Index
Financials	23.7%
Materials	22.8%
Energy	16.3%
Consumer Staples	10.6%
Industrials	7.8%
Utilities	6.2%
Consumer Discretionary	5.8%
Health Care	3.7%
Communication Services	2.4%
Information Technology	0.7%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXXVII

ProShares UltraShort MSCI EAFE (Ticker: EFU)

ProShares UltraShort MSCI EAFE (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted, market capitalization in each industry group in developed market countries, excluding the U.S. and Canada.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI EAFE Index – Country

% of Index
Japan	23.5%
United Kingdom	12.5%
France	11.1%
Others	10.9%
Switzerland	10.8%
Germany	8.8%
Australia	7.0%
Netherlands	6.3%
Sweden	3.5%
Hong Kong	2.9%
Denmark	2.7%

MSCI EAFE Index – Composition

% of Index
Financials	16.8%
Industrials	15.7%
Consumer Discretionary	12.8%
Health Care	12.7%
Consumer Staples	10.4%
Information Technology	9.9%
Materials	7.4%
Communication Services	4.7%
Utilities	3.4%
Energy	3.3%
Real Estate	2.9%

ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)

ProShares UltraShort MSCI Emerging Markets (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index includes 85% of the free float-adjusted market capitalization in emerging market countries.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Emerging Markets
Index – Country

% of Index
China	32.0%
Taiwan	15.5%
Korea	12.2%
India	12.1%
Others	10.3%
Brazil	4.1%
Russia	3.6%
Saudi Arabia	3.3%
South Africa	3.0%
Hong Kong	2.1%
Mexico	1.8%

MSCI Emerging Markets
Index – Composition

% of Index
Information Technology	21.8%
Financials	19.4%
Consumer Discretionary	14.6%
Communication Services	10.8%
Materials	8.4%
Consumer Staples	5.7%
Energy	5.6%
Industrials	4.9%
Health Care	4.6%
Utilities	2.2%
Real Estate	2.0%

XXXVIII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort MSCI Japan (Ticker: EWV)

ProShares UltraShort MSCI Japan (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by MSCI Inc. The Index adjusts the market capitalization of Index constituents for free float and targets for Index inclusion 85% of the free float-adjusted market capitalization in Japan.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201%)
Total Exposure	(201%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

MSCI Japan Index – Composition

% of Index
Industrials	22.2%
Consumer Discretionary	19.2%
Information Technology	15.5%
Health Care	9.9%
Financials	8.9%
Communication Services	7.9%
Consumer Staples	6.7%
Materials	4.7%
Real Estate	3.4%
Utilities	0.9%
Energy	0.7%

ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)

ProShares UltraShort Nasdaq Biotechnology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ Biotechnology® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. (the "Index Provider"). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ Biotechnology Index – Composition

% of Index
Biotechnology	82.7%
Life Sciences Tools & Services	8.1%
Pharmaceuticals	8.1%
Health Care Providers & Services	1.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XXXIX

ProShares UltraShort Oil & Gas (Ticker: DUG)

ProShares UltraShort Oil & Gas (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Oil & GasSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the oil and gas sector. Component companies typically are engaged in the following activities related to the oil and gas sector, among others, exploration and production, integrated oil and gas, oil equipment and services, pipelines, renewable energy equipment companies and alternative fuel producers. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Oil & Gas Index – Composition

% of Index
Oil, Gas & Consumable Fuels	89.5%
Energy Equipment & Services	7.3%
Electrical Equipment	1.7%
Semiconductors & Semiconductor Equipment	0.9%
Electric Utilities	0.6%

ProShares UltraShort QQQ (Ticker: QID)

ProShares UltraShort QQQ (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the NASDAQ-100® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by Nasdaq Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

NASDAQ-100 Index – Composition

% of Index
Information Technology	50.8%
Consumer Discretionary	18.0%
Communication Services	17.4%
Health Care	5.8%
Consumer Staples	4.6%
Industrials	2.6%
Utilities	0.8%

XL :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort Real Estate (Ticker: SRS)

ProShares UltraShort Real Estate (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Real EstateSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to track the performance of real estate investment trusts ("REITs") and other companies that invest directly or indirectly in real estate through development, management or ownership, including property agencies. Component companies include, among others, real estate holding and development and real estate services companies and REITs. REITs are passive investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Real Estate Index – Composition

% of Index
Equity Real Estate Investment Trusts (REITs)	90.8%
Real Estate Management & Development	4.6%
Mortgage Real Estate Investment Trusts (REITs)	2.5%
Professional Services	2.1%

ProShares UltraShort Russell2000 (Ticker: TWM)

ProShares UltraShort Russell2000 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000® Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a float- adjusted, market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000® Index or approximately 10% of the total market capitalization of the Russell 3000® Index, which in turn represents approximately 98% of the U.S. equity market and includes approximately 3,000 of the largest companies in the U.S. The Russell 3000® Index includes large-, mid-, and small-capitalization companies.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(192%)
Futures Contracts	(8%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Russell 2000 Index – Composition

% of Index
Health Care	18.3%
Financials	15.8%
Industrials	15.3%
Information Technology	14.5%
Consumer Discretionary	11.6%
Real Estate	7.1%
Energy	4.4%
Materials	3.7%
Communication Services	3.4%
Consumer Staples	3.3%
Utilities	2.6%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XLI

ProShares UltraShort S&P500® (Ticker: SDS)

ProShares UltraShort S&P500® (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(193%)
Futures Contracts	(7%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P 500 – Composition

% of Index
Information Technology	29.3%
Consumer Discretionary	13.2%
Health Care	12.7%
Financials	10.8%
Telecommunication Services	10.4%
Industrials	7.8%
Consumer Staples	5.6%
Energy	2.7%
Real Estate	2.6%
Materials	2.5%
Utilities	2.4%

ProShares UltraShort Semiconductors (Ticker: SSG)

ProShares UltraShort Semiconductors (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. SemiconductorsSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the semiconductors sub-sector. Component companies are engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and mother-boards. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Semiconductors Index – Composition

% of Index
Software & Services	37.6%
Technology Hardware & Equipment	22.3%
Semiconductors & Semiconductor Equipment	20.0%
Media & Entertainment	18.5%
Retailing	0.8%
Health Care Equipment & Services	0.5%
Telecommunication Services	0.2%
Consumer Durables & Apparel	0.1%

XLII :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

ProShares UltraShort SmallCap600 (Ticker: SDD)

ProShares UltraShort SmallCap600 (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600® (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

S&P SmallCap 600 – Composition

% of Index
Financials	18.6%
Industrials	17.1%
Information Technology	14.0%
Consumer Discretionary	13.1%
Health Care	12.1%
Real Estate	7.7%
Materials	4.9%
Energy	4.7%
Consumer Staples	4.3%
Telecommunication Services	1.8%
Utilities	1.7%

ProShares UltraShort Technology (Ticker: REW)

ProShares UltraShort Technology (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. TechnologySM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the technology industry. Component companies include, among others, those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Technology Index – Composition

% of Index
Software & Services	37.6%
Technology Hardware & Equipment	22.3%
Semiconductors & Semiconductor Equipment	20.0%
Media & Entertainment	18.5%
Retailing	0.8%
Health Care Equipment & Services	0.5%
Telecommunication Services	0.2%
Consumer Durables & Apparel	0.1%

PROSHARES TRUST ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2021 (UNAUDITED) :: XLIII

ProShares UltraShort Utilities (Ticker: SDP)

ProShares UltraShort Utilities (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. UtilitiesSM Index (the "Index"). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund seeks investment results for a single day only, as measured from one net asset value ("NAV") calculation to the next, not for any other period. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the utilities industry. Component companies include, among others, electric utilities, gas utilities, multi-utilities and water utilities. The Index is a market cap weighted index that is updated in March, June, September and December.

Allocation of Portfolio Holdings & Index Composition as of 11/30/21

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(200%)
Total Exposure	(200%)

"Market Exposure" includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Dow Jones U.S. Utilities Index – Composition

% of Index
Electric Utilities	62.0%
Multi-Utilities	27.3%
Water Utilities	4.0%
Gas Utilities	3.9%
Independent Power and Renewable Electricity Producers	2.8%

XLIV :: NOVEMBER 30, 2021 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION PROSHARES TRUST

EXPENSE EXAMPLES

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLV

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held through the period ended, November 30, 2021.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2021.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short 7-10 Year Treasury
Actual	$1,000.00	$975.80	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short 20+ Year Treasury
Actual	$1,000.00	$894.10	$4.27	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
Short Basic Materials
Actual	$1,000.00	$1,020.60	$4.81	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Dow30SM
Actual	$1,000.00	$982.30	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Financials
Actual	$1,000.00	$968.40	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short FTSE China 50
Actual	$1,000.00	$1,149.40	$5.12	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short High Yield
Actual	$1,000.00	$980.60	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MidCap400
Actual	$1,000.00	$983.80	$4.72	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVI :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Short MSCI EAFE
Actual	$1,000.00	$1,024.30	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short MSCI Emerging Markets
Actual	$1,000.00	$1,094.10	$4.99	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Oil & Gas
Actual	$1,000.00	$879.20	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short QQQ
Actual	$1,000.00	$834.50	$4.37	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Real Estate
Actual	$1,000.00	$911.90	$4.55	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short Russell2000
Actual	$1,000.00	$1,003.10	$4.77	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Short S&P500®
Actual	$1,000.00	$905.30	$4.25	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
Short SmallCap600
Actual	$1,000.00	$991.20	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 7-10 Year Treasury
Actual	$1,000.00	$1,026.60	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra 20+ Year Treasury
Actual	$1,000.00	$1,193.70	$5.22	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Basic Materials
Actual	$1,000.00	$898.60	$4.52	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Goods
Actual	$1,000.00	$1,221.10	$5.29	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Consumer Services
Actual	$1,000.00	$1,050.90	$4.88	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Dow30SM
Actual	$1,000.00	$999.20	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLVII

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Financials
Actual	$1,000.00	$1,011.30	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE China 50
Actual	$1,000.00	$660.20	$3.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra FTSE Europe
Actual	$1,000.00	$920.60	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Health Care
Actual	$1,000.00	$1,088.40	$4.97	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra High Yield
Actual	$1,000.00	$997.80	$4.76	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Industrials
Actual	$1,000.00	$927.50	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MidCap400
Actual	$1,000.00	$978.90	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Brazil Capped
Actual	$1,000.00	$541.20	$3.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI EAFE
Actual	$1,000.00	$913.30	$4.56	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Emerging Markets
Actual	$1,000.00	$784.90	$4.25	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra MSCI Japan
Actual	$1,000.00	$927.00	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Biotechnology
Actual	$1,000.00	$990.60	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Cloud Computing
Actual	$1,000.00	$1,201.40	$5.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Nasdaq Cybersecurity
Actual	$1,000.00	$1,327.30	$5.54	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

XLVIII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
Ultra Oil & Gas
Actual	$1,000.00	$1,124.00	$5.06	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra QQQ
Actual	$1,000.00	$1,374.20	$5.65	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Real Estate
Actual	$1,000.00	$1,156.40	$5.14	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Russell2000
Actual	$1,000.00	$926.40	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra S&P500®
Actual	$1,000.00	$1,179.20	$4.81	0.88%
Hypothetical	$1,000.00	$1,020.66	$4.46	0.88%
Ultra Semiconductors
Actual	$1,000.00	$1,718.80	$6.47	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra SmallCap600
Actual	$1,000.00	$946.80	$4.64	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Technology
Actual	$1,000.00	$1,488.10	$5.93	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Telecommunications
Actual	$1,000.00	$976.60	$4.71	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
Ultra Utilities
Actual	$1,000.00	$1,029.70	$4.83	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Dow30SM
Actual	$1,000.00	$990.60	$4.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro MidCap400
Actual	$1,000.00	$953.80	$4.65	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro QQQ
Actual	$1,000.00	$1,590.40	$5.58	0.86%
Hypothetical	$1,000.00	$1,020.76	$4.36	0.86%
UltraPro Russell2000
Actual	$1,000.00	$870.30	$4.45	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: XLIX

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraPro S&P500®
Actual	$1,000.00	$1,270.20	$5.12	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraPro Short 20+ Year Treasury
Actual	$1,000.00	$699.30	$4.05	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Dow30SM
Actual	$1,000.00	$935.60	$4.61	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short MidCap400
Actual	$1,000.00	$928.00	$4.59	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short QQQ
Actual	$1,000.00	$570.60	$3.74	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short Russell2000
Actual	$1,000.00	$965.10	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraPro Short S&P500®
Actual	$1,000.00	$735.00	$3.91	0.90%
Hypothetical	$1,000.00	$1,020.56	$4.56	0.90%
UltraShort 7-10 Year Treasury
Actual	$1,000.00	$955.90	$4.66	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort 20+ Year Treasury
Actual	$1,000.00	$794.80	$4.00	0.89%
Hypothetical	$1,000.00	$1,020.61	$4.51	0.89%
UltraShort Basic Materials
Actual	$1,000.00	$1,030.60	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Goods
Actual	$1,000.00	$780.50	$4.24	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Consumer Services
Actual	$1,000.00	$910.20	$4.60	0.96%
Hypothetical	$1,000.00	$1,020.26	$4.86	0.96%
UltraShort Dow30SM
Actual	$1,000.00	$963.10	$4.68	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Financials
Actual	$1,000.00	$931.50	$4.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

L :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort FTSE China 50
Actual	$1,000.00	$1,283.20	$5.44	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort FTSE Europe
Actual	$1,000.00	$1,034.40	$4.84	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Health Care
Actual	$1,000.00	$881.80	$4.48	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Industrials
Actual	$1,000.00	$1,023.80	$4.82	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MidCap400
Actual	$1,000.00	$960.80	$4.67	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Brazil Capped
Actual	$1,000.00	$1,498.00	$5.95	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI EAFE
Actual	$1,000.00	$1,046.70	$4.87	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Emerging Markets
Actual	$1,000.00	$1,187.10	$5.21	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort MSCI Japan
Actual	$1,000.00	$1,009.80	$4.79	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Nasdaq Biotechnology
Actual	$1,000.00	$921.60	$4.58	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Oil & Gas
Actual	$1,000.00	$744.80	$4.16	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort QQQ
Actual	$1,000.00	$693.20	$4.03	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Real Estate
Actual	$1,000.00	$828.50	$4.35	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Russell2000
Actual	$1,000.00	$992.90	$4.75	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
PROSHARES TRUST EXPENSE EXAMPLES (UNAUDITED) :: LI

	Beginning Account Value 6/1/21	Ending Account Value 11/30/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
UltraShort S&P500®
Actual	$1,000.00	$818.30	$4.15	0.91%
Hypothetical	$1,000.00	$1,020.51	$4.61	0.91%
UltraShort Semiconductors
Actual	$1,000.00	$510.60	$3.60	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort SmallCap600
Actual	$1,000.00	$968.20	$4.69	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Technology
Actual	$1,000.00	$631.20	$3.88	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%
UltraShort Utilities
Actual	$1,000.00	$919.80	$4.57	0.95%
Hypothetical	$1,000.00	$1,020.31	$4.81	0.95%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

LII :: EXPENSE EXAMPLES (UNAUDITED) PROSHARES TRUST

SCHEDULE OF PORTFOLIO INVESTMENTS

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 1

Investments	Principal Amount	Value
Short-Term Investments — 96.7%
Repurchase Agreements (a) — 96.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $98,359,891 (Cost $98,359,814)	$98,359,814	$98,359,814
Total Investments — 96.7% (Cost $98,359,814)		98,359,814
Other assets less liabilities — 3.3%		3,372,387
Net Assets — 100.0%		$101,732,201

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$578,584
Aggregate gross unrealized depreciation	(2,823)
Net unrealized appreciation	$575,761
Federal income tax cost	$98,359,814

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	6	3/22/2022	USD	$784,781	$(2,823)

Swap Agreementsa

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(23,236,287)	11/7/2022	Bank of America NA	0.42%	ICE U.S. Treasury 7-10 Year Bond Index	190,167	(190,167)	—	—
(77,938,959)	8/8/2022	Citibank NA	0.40%	ICE U.S. Treasury 7-10 Year Bond Index	388,417	—	(388,417)	—
(101,175,246)					578,584
				Total Unrealized Appreciation	578,584

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

2 :: TBX SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT 7-10 YEAR TREASURY TBX :: 3

Investments	Principal Amount	Value
Short-Term Investments — 100.6%
Repurchase Agreements (a) — 38.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $277,143,591 (Cost $277,143,375)	$277,143,375	$277,143,375
U.S. Treasury Obligations (b) — 61.7%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	30,000,000	29,999,979
0.04%, 12/30/2021 (c)	50,000,000	49,996,476
0.05%, 1/27/2022 (c)	30,000,000	29,997,981
0.04%, 2/3/2022 (c)	10,000,000	9,999,245
0.03%, 2/17/2022 (c)	50,000,000	49,994,827
0.03%, 2/24/2022 (c)	45,000,000	44,995,458
0.03%, 3/10/2022 (c)	20,000,000	19,997,305
0.04%, 3/17/2022 (c)	25,000,000	24,996,307
0.06%, 3/24/2022 (c)	10,000,000	9,998,344
0.07%, 5/19/2022 (c)	25,000,000	24,990,220
0.07%, 6/16/2022 (c)	50,000,000	49,975,033
0.07%, 8/11/2022 (c)	65,000,000	64,941,186
0.08%, 9/8/2022 (c)	30,000,000	29,961,948
Total U.S. Treasury Obligations (Cost $439,904,839)		439,844,309
Total Short-Term Investments (Cost $717,048,214)		716,987,684
Total Investments — 100.6% (Cost $717,048,214)		716,987,684
Liabilities in excess of other assets — (0.6%)		(4,044,600)
Net Assets — 100.0%		$712,943,084

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $23,188,358.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301
Aggregate gross unrealized depreciation	(20,492,103)
Net unrealized depreciation	$(20,491,802)
Federal income tax cost	$717,048,214

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	126	3/22/2022	USD	$20,427,750	$(38,479)

See accompanying notes to the financial statements.

4 :: TBF SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(300,100,749)	8/8/2022	Citibank NA	0.38%	ICE U.S. Treasury 20+ Year Bond Index	(12,931,785)	12,931,785	—	—
(140,451,473)	11/6/2023	Goldman Sachs International	0.35%	ICE U.S. Treasury 20+ Year Bond Index	(2,824,367)	2,361,676	—	(462,691)
(264,999,760)	11/6/2023	Societe Generale	0.21%	ICE U.S. Treasury 20+ Year Bond Index	(4,636,641)	1,948,257	362,000	(2,326,384)
(705,551,982)					(20,392,793)
				Total Unrealized Depreciation	(20,392,793)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT 20+ YEAR TREASURY TBF :: 5

Investments	Principal Amount	Value
Short-Term Investments — 87.2%
Repurchase Agreements (a) — 87.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,749,375 (Cost $1,749,373)	$1,749,373	$1,749,373
Total Investments — 87.2% (Cost $1,749,373)		1,749,373
Other assets less liabilities — 12.8%		257,570
Net Assets — 100.0%		$2,006,943

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$98,905
Aggregate gross unrealized depreciation	(32,568)
Net unrealized appreciation	$66,337
Federal income tax cost	$1,749,373

Swap Agreementsa

Short Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(171,868)	1/6/2022	Bank of America NA	0.33%	Dow Jones U.S. Basic MaterialsSM Index	(30,319)	—	30,000	(319)
(51,614)	11/7/2022	Morgan Stanley & Co. International plc	0.32%	Dow Jones U.S. Basic MaterialsSM Index	(2,249)	—	—	(2,249)
(1,086,016)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. Basic MaterialsSM Index	65,542	—	—	65,542
(697,051)	3/7/2023	UBS AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	33,363	—	—	33,363
(2,006,549)					66,337
				Total Unrealized Appreciation	98,905
				Total Unrealized Depreciation	(32,568)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

6 :: SBM SHORT BASIC MATERIALS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 97.4%
Repurchase Agreements (a) — 13.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $37,123,237 (Cost $37,123,207)	$37,123,207	$37,123,207
U.S. Treasury Obligations (b) — 83.6%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	20,000,000	19,999,986
0.05%, 12/30/2021 (c)	25,000,000	24,998,238
0.05%, 1/27/2022 (c)	30,000,000	29,997,981
0.04%, 2/3/2022 (c)	20,000,000	19,998,489
0.04%, 2/10/2022 (c)	10,000,000	9,999,108
0.03%, 4/21/2022 (c)	25,000,000	24,993,390
0.07%, 8/11/2022 (c)	50,000,000	49,954,758
0.09%, 9/8/2022 (c)	45,000,000	44,942,922
Total U.S. Treasury Obligations (Cost $224,937,723)		224,884,872
Total Short-Term Investments (Cost $262,060,930)		262,008,079
Total Investments — 97.4% (Cost $262,060,930)		262,008,079
Other assets less liabilities — 2.6%		6,939,242
Net Assets — 100.0%		$268,947,321

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $21,637,823.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,364,048
Aggregate gross unrealized depreciation	(15,383,092)
Net unrealized depreciation	$(6,019,044)
Federal income tax cost	$262,060,930

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	174	12/17/2021	USD	$29,977,590	$376,760

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT DOW30SM DOG :: 7

Swap Agreementsa

Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(47,759,952)	12/6/2021	Bank of America NA	(0.27)%	Dow Jones Industrial AverageSM	(15,330,057)	10,277,057	5,053,000	—
(70,864,045)	5/8/2023	BNP Paribas SA	(0.37)%	Dow Jones Industrial AverageSM	3,270,267	(1,969,834)	—	1,300,433
(35,759,618)	4/10/2023	Citibank NA	(0.55)%	Dow Jones Industrial AverageSM	1,148,787	—	(870,000)	278,787
(10,379,600)	3/7/2023	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM	565,113	(469,016)	—	96,097
(724,158)	3/7/2023	Societe Generale	(0.17)%	Dow Jones Industrial AverageSM	60,503	—	—	60,503
(73,067,623)	3/7/2023	UBS AG	(0.27)%	Dow Jones Industrial AverageSM	3,942,434	—	(2,590,000)	1,352,434
(238,554,996)					(6,342,953)
				Total Unrealized Appreciation	8,987,104
				Total Unrealized Depreciation	(15,330,057)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

8 :: DOG SHORT DOW30SM :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 99.1%
Repurchase Agreements (a) — 99.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $7,019,976 (Cost $7,019,970)	$7,019,970	$7,019,970
Total Investments — 99.1% (Cost $7,019,970)		7,019,970
Other assets less liabilities — 0.9%		60,576
Net Assets — 100.0%		$7,080,546

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$238,023
Aggregate gross unrealized depreciation	(1,011,967)
Net unrealized depreciation	$(773,944)
Federal income tax cost	$7,019,970

Swap Agreementsa

Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(531,999)	1/6/2022	Bank of America NA	0.03%	Dow Jones U.S. FinancialsSM Index[f]	(463,530)	—	320,000	(143,530)
(502,625)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. FinancialsSM Index[f]	(267,274)	—	191,000	(76,274)
(749,042)	4/10/2023	Citibank NA	(0.22)%	Dow Jones U.S. FinancialsSM Index[f]	31,172	—	—	31,172
(1,197,815)	3/7/2023	Goldman Sachs International	(0.17)%	Dow Jones U.S. FinancialsSM Index[f]	70,482	—	—	70,482
(1,848,127)	11/7/2022	Morgan Stanley & Co. International plc	0.36%	Dow Jones U.S. FinancialsSM Index[f]	(281,163)	—	281,163	—
(1,270,434)	3/7/2023	Societe Generale	(0.17)%	Dow Jones U.S. FinancialsSM Index[f]	76,441	—	—	76,441
(978,324)	3/7/2023	UBS AG	(0.17)%	Dow Jones U.S. FinancialsSM Index[f]	59,928	—	—	59,928
(7,078,366)					(773,944)
				Total Unrealized Appreciation	238,023
				Total Unrealized Depreciation	(1,011,967)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT FINANCIALS SEF :: 9

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

10 :: SEF SHORT FINANCIALS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 80.1%
Repurchase Agreements (a) — 80.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $7,835,471 (Cost $7,835,465)	$7,835,465	$7,835,465
Total Investments — 80.1% (Cost $7,835,465)		7,835,465
Other assets less liabilities — 19.9%		1,941,994
Net Assets — 100.0%		$9,777,459

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$353,141
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$353,141
Federal income tax cost	$7,835,465

Swap Agreementsa,f

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(4,683,500)	11/9/2022	Bank of America NA	1.43%	iShares® China Large-Cap ETF	213,944	—	—	213,944
(890,378)	4/10/2023	Citibank NA	2.68%	iShares® China Large-Cap ETF	28,241	—	—	28,241
(714,392)	3/7/2023	Goldman Sachs International	0.43%	iShares® China Large-Cap ETF	26,290	—	—	26,290
(548,048)	3/7/2023	Societe Generale	1.58%	iShares® China Large-Cap ETF	19,700	—	—	19,700
(2,900,960)	3/7/2023	UBS AG	1.68%	iShares® China Large-Cap ETF	64,966	—	—	64,966
(9,737,278)					353,141
				Total Unrealized Appreciation	353,141

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT FTSE CHINA 50 YXI :: 11

Investments	Principal Amount	Value
Short-Term Investments — 82.9%
Repurchase Agreements (a) — 66.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $40,408,462 (Cost $40,408,431)	$40,408,431	$40,408,431
U.S. Treasury Obligations — 16.4%
U.S. Treasury Bills
0.04%, 2/10/2022 (b) (Cost $9,999,172)	10,000,000	9,999,108
Total Short-Term Investments (Cost $50,407,603)		50,407,539
Total Investments — 82.9% (Cost $50,407,603)		50,407,539
Other assets less liabilities — 17.1%		10,371,106
Net Assets — 100.0%		$60,778,645

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$964,101
Aggregate gross unrealized depreciation	(64)
Net unrealized appreciation	$964,037
Federal income tax cost	$50,407,603

Swap Agreementsa,f

Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(24,127,107)	4/10/2023	Citibank NA	2.68%	iShares® iBoxx $ High Yield Corporate Bond ETF	447,668	—	(310,000)	137,668
(22,662,042)	3/7/2023	Goldman Sachs International	2.43%	iShares® iBoxx $ High Yield Corporate Bond ETF	428,882	(428,882)	—	—
(13,967,970)	11/7/2022	UBS AG	1.93%	iShares® iBoxx $ High Yield Corporate Bond ETF	87,551	—	—	87,551
(60,757,119)					964,101
				Total Unrealized Appreciation	964,101

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

12 :: SJB SHORT HIGH YIELD :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 92.4%
Repurchase Agreements (a) — 92.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $9,250,778 (Cost $9,250,771)	$9,250,771	$9,250,771
Total Investments — 92.4% (Cost $9,250,771)		9,250,771
Other assets less liabilities — 7.6%		764,735
Net Assets — 100.0%		$10,015,506

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$491,848
Aggregate gross unrealized depreciation	(476,247)
Net unrealized appreciation	$15,601
Federal income tax cost	$9,250,771

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	12/17/2021	USD	$541,240	$(3,325)

Swap Agreementsa

Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,300,152)	12/6/2021	Bank of America NA	(0.17)%	S&P MidCap 400®	(282,146)	—	282,146	—
(647,367)	5/8/2023	BNP Paribas SA	(0.22)%	S&P MidCap 400®	46,925	—	—	46,925
(2,134,416)	4/10/2023	Citibank NA	(0.27)%	S&P MidCap 400®	118,258	—	—	118,258
(257,322)	11/7/2022	Morgan Stanley & Co. International plc	0.50%	S&P MidCap 400®	(190,776)	—	157,000	(33,776)
(5,132,892)	3/7/2023	Societe Generale	0.20%	S&P MidCap 400®	326,665	—	—	326,665
(9,472,149)					18,926
				Total Unrealized Appreciation	491,848
				Total Unrealized Depreciation	(472,922)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT MIDCAP400 MYY :: 13

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

14 :: MYY SHORT MIDCAP400 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 54.9%
Repurchase Agreements (a) — 54.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $12,520,113 (Cost $12,520,102)	$12,520,102	$12,520,102
Total Investments — 54.9% (Cost $12,520,102)		12,520,102
Other assets less liabilities — 45.1%		10,300,876
Net Assets — 100.0%		$22,820,978

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$838,441
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$838,441
Federal income tax cost	$12,520,102

Swap Agreementsa,f

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(837,724)	4/10/2023	Citibank NA	0.33%	iShares® MSCI EAFE ETF	52,178	—	—	52,178
(8,864,390)	3/7/2023	Goldman Sachs International	(0.12)%	iShares® MSCI EAFE ETF	27,575	—	—	27,575
(3,463,533)	3/7/2023	Societe Generale	0.73%	iShares® MSCI EAFE ETF	209,174	—	—	209,174
(9,554,281)	3/7/2023	UBS AG	0.33%	iShares® MSCI EAFE ETF	549,514	—	—	549,514
(22,719,928)					838,441
				Total Unrealized Appreciation	838,441

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT MSCI EAFE EFZ :: 15

Investments	Principal Amount	Value
Short-Term Investments — 77.3%
Repurchase Agreements (a) — 77.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $32,593,921 (Cost $32,593,896)	$32,593,896	$32,593,896
Total Investments — 77.3% (Cost $32,593,896)		32,593,896
Other assets less liabilities — 22.7%		9,565,185
Net Assets — 100.0%		$42,159,081

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,713,165
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,713,165
Federal income tax cost	$32,593,896

Swap Agreementsa,f

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(8,362,366)	5/8/2023	Bank of America NA	0.73%	iShares® MSCI Emerging Markets ETF	398,893	(398,893)	—	—
(7,861,983)	4/10/2023	Citibank NA	0.48%	iShares® MSCI Emerging Markets ETF	346,630	—	(340,000)	6,630
(4,306,875)	3/7/2023	Goldman Sachs International	0.43%	iShares® MSCI Emerging Markets ETF	64,844	—	—	64,844
(556,379)	4/10/2023	Morgan Stanley & Co. International plc	0.08%	iShares® MSCI Emerging Markets ETF	26,750	—	—	26,750
(2,439,967)	3/7/2023	Societe Generale	1.63%	iShares® MSCI Emerging Markets ETF	100,078	—	—	100,078
(18,467,736)	11/9/2022	UBS AG	1.03%	iShares® MSCI Emerging Markets ETF	775,970	—	(775,970)	—
(41,995,306)					1,713,165
				Total Unrealized Appreciation	1,713,165

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would

See accompanying notes to the financial statements.

16 :: EUM SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT MSCI EMERGING MARKETS EUM :: 17

Investments	Principal Amount	Value
Short-Term Investments — 90.2%
Repurchase Agreements (a) — 90.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $2,440,029 (Cost $2,440,028)	$2,440,028	$2,440,028
Total Investments — 90.2% (Cost $2,440,028)		2,440,028
Other assets less liabilities — 9.8%		263,836
Net Assets — 100.0%		$2,703,864

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,970
Aggregate gross unrealized depreciation	(589,507)
Net unrealized depreciation	$(521,537)
Federal income tax cost	$2,440,028

Swap Agreementsa

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(867,197)	1/6/2022	Bank of America NA	0.23%	Dow Jones U.S. Oil & GasSM Index	(464,521)	—	464,521	—
(560,322)	3/7/2023	Goldman Sachs International	(0.17)%	Dow Jones U.S. Oil & GasSM Index	35,050	—	—	35,050
(156,178)	11/7/2022	Morgan Stanley & Co. International plc	0.59%	Dow Jones U.S. Oil & GasSM Index	(79,234)	—	—	(79,234)
(571,282)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. Oil & GasSM Index	32,920	—	—	32,920
(547,992)	11/7/2022	UBS AG	0.08%	Dow Jones U.S. Oil & GasSM Index	(45,752)	—	45,752	—
(2,702,971)					(521,537)
				Total Unrealized Appreciation	67,970
				Total Unrealized Depreciation	(589,507)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

18 :: DDG SHORT OIL & GAS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 102.9%
Repurchase Agreements (a) — 11.0%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $57,415,551 (Cost $57,415,506)	$57,415,506	$57,415,506
U.S. Treasury Obligations (b) — 91.9%
U.S. Treasury Bills
0.01%, 12/2/2021 (c)	25,000,000	24,999,983
0.05%, 12/23/2021 (c)	25,000,000	24,997,838
0.04%, 12/30/2021 (c)	35,000,000	34,997,532
0.03%, 1/13/2022 (c)	25,000,000	24,999,179
0.05%, 1/27/2022 (c)	10,000,000	9,999,327
0.04%, 2/3/2022 (c)	25,000,000	24,998,111
0.04%, 2/10/2022 (c)	25,000,000	24,997,769
0.03%, 2/17/2022 (c)	25,000,000	24,997,414
0.01%, 2/24/2022 (c)	50,000,000	49,994,953
0.03%, 3/10/2022 (c)	20,000,000	19,997,305
0.04%, 3/17/2022 (c)	25,000,000	24,996,307
0.06%, 3/24/2022 (c)	10,000,000	9,998,344
0.03%, 4/21/2022 (c)	50,000,000	49,986,781
0.07%, 5/19/2022 (c)	25,000,000	24,990,220
0.07%, 6/16/2022 (c)	45,000,000	44,977,530
0.07%, 7/14/2022 (c)	20,000,000	19,986,219
0.09%, 8/11/2022 (c)	20,000,000	19,981,903
0.11%, 9/8/2022 (c)	20,000,000	19,974,632
Total U.S. Treasury Obligations (Cost $479,915,255)		479,871,347
Total Short-Term Investments (Cost $537,330,761)		537,286,853
Total Investments — 102.9% (Cost $537,330,761)		537,286,853
Liabilities in excess of other assets — (2.9%)		(14,937,480)
Net Assets — 100.0%		$522,349,373

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $53,975,037.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,435,180
Aggregate gross unrealized depreciation	(23,776,735)
Net unrealized depreciation	$(19,341,555)
Federal income tax cost	$537,330,761

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	91	12/17/2021	USD	$29,393,910	$(788,659)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT QQQ PSQ :: 19

Swap Agreementsa

Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(20,912,153)	12/6/2021	Bank of America NA	(0.37)%	NASDAQ-100 Index®	(12,703,042)	12,703,042	—	—
(86,440,124)	5/8/2023	BNP Paribas SA	(0.42)%	NASDAQ-100 Index®	831,725	—	—	831,725
(46,810,304)	4/10/2023	Citibank NA	(0.55)%	NASDAQ-100 Index®	552,213	—	—	552,213
(79,824,396)	3/7/2023	Goldman Sachs International	(0.42)%	NASDAQ-100 Index®	826,734	—	—	826,734
(84,084,279)	5/8/2023	J.P. Morgan Securities	(0.22)%	NASDAQ-100 Index®	1,008,751	—	—	1,008,751
(55,846,419)	11/7/2022	Morgan Stanley & Co. International plc	(0.20)%	NASDAQ-100 Index®	(10,240,721)	10,240,721	—	—
(27,608,559)	3/7/2023	Societe Generale	(0.57)%	NASDAQ-100 Index®	199,048	—	—	199,048
(90,905,384)	3/7/2023	UBS AG	(0.22)%	NASDAQ-100 Index®	1,016,304	—	—	1,016,304
(492,431,618)					(18,508,988)
				Total Unrealized Appreciation	4,434,775
				Total Unrealized Depreciation	(22,943,763)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

20 :: PSQ SHORT QQQ :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 111.9%
Repurchase Agreements (a) — 111.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $9,281,302 (Cost $9,281,295)	$9,281,295	$9,281,295
Total Investments — 111.9% (Cost $9,281,295)		9,281,295
Liabilities in excess of other assets — (11.9%)		(990,599)
Net Assets — 100.0%		$8,290,696

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,672
Aggregate gross unrealized depreciation	(1,389,121)
Net unrealized depreciation	$(1,293,449)
Federal income tax cost	$9,281,295

Swap Agreementsa

Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(693,273)	12/6/2021	Bank of America NA	(0.42)%	Dow Jones U.S. Real EstateSM Index	(509,805)	—	509,805	—
(1,747,130)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. Real EstateSM Index	(346,795)	—	290,000	(56,795)
(2,159,347)	11/7/2022	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. Real EstateSM Index	(532,521)	—	527,000	(5,521)
(2,195,572)	3/7/2023	Societe Generale	(0.12)%	Dow Jones U.S. Real EstateSM Index	57,498	—	—	57,498
(1,493,971)	3/7/2023	UBS AG	0.18%	Dow Jones U.S. Real EstateSM Index	38,174	—	—	38,174
(8,289,293)					(1,293,449)
				Total Unrealized Appreciation	95,672
				Total Unrealized Depreciation	(1,389,121)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT REAL ESTATE REK :: 21

Investments	Principal Amount	Value
Short-Term Investments — 91.7%
Repurchase Agreements (a) — 25.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received (Cost $62,105,186)	$62,105,186	$62,105,186
U.S. Treasury Obligations (b) — 66.0%
U.S. Treasury Bills
0.05%, 12/23/2021 (c)	25,000,000	24,997,838
0.05%, 12/30/2021 (c)	25,000,000	24,998,238
0.03%, 1/13/2022 (c)	25,000,000	24,999,179
0.05%, 1/27/2022 (c)	20,000,000	19,998,654
0.03%, 3/10/2022 (c)	10,000,000	9,998,653
0.04%, 3/17/2022 (c)	25,000,000	24,996,307
0.07%, 8/11/2022 (c)	30,000,000	29,972,855
Total U.S. Treasury Obligations (Cost $159,978,070)		159,961,724
Total Short-Term Investments (Cost $222,083,256)		222,066,910
Total Investments — 91.7% (Cost $222,083,256)		222,066,910
Other assets less liabilities — 8.3%		19,997,192
Net Assets — 100.0%		$242,064,102

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $20,438,958.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,356,435
Aggregate gross unrealized depreciation	(1,010,386)
Net unrealized appreciation	$17,346,049
Federal income tax cost	$222,083,256

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	186	12/17/2021	USD	$20,434,890	$636,450

See accompanying notes to the financial statements.

22 :: RWM SHORT RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(22,121,035)	11/7/2022	Bank of America NA	0.13%	Russell 2000® Index	(993,827)	873,827	120,000	—
(20,192,590)	5/8/2023	BNP Paribas SA	0.08%	Russell 2000® Index	2,136,725	(1,708,796)	—	427,929
(21,872,558)	4/10/2023	Citibank NA	0.12%	Russell 2000® Index	1,221,384	—	(760,000)	461,384
(61,372,528)	3/7/2023	Goldman Sachs International	(0.07)%	Russell 2000® Index	6,749,815	(6,056,481)	—	693,334
(23,024,787)	11/7/2022	Morgan Stanley & Co. International plc	0.69%	Russell 2000® Index	613,314	—	(131,000)	482,314
(22,072,659)	3/7/2023	Societe Generale	0.28%	Russell 2000® Index	1,414,022	(995,841)	—	418,181
(50,723,710)	3/7/2023	UBS AG	0.43%	Russell 2000® Index	5,584,512	—	(4,520,000)	1,064,512
(221,379,867)					16,725,945
				Total Unrealized Appreciation	17,719,772
				Total Unrealized Depreciation	(993,827)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT RUSSELL2000 RWM :: 23

Investments	Principal Amount	Value
Short-Term Investments — 105.7%
Repurchase Agreements (a) — 7.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $97,360,322 (Cost $97,360,247)	$97,360,247	$97,360,247
U.S. Treasury Obligations (b) — 98.4%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	50,000,000	49,999,965
0.04%, 12/16/2021 (c)	50,000,000	49,998,568
0.05%, 12/23/2021 (c)	50,000,000	49,995,677
0.04%, 12/30/2021 (c)	125,000,000	124,991,188
0.03%, 1/13/2022 (c)	50,000,000	49,998,358
0.05%, 1/27/2022 (c)	85,000,000	84,994,280
0.04%, 2/3/2022 (c)	60,000,000	59,995,466
0.03%, 2/17/2022 (c)	50,000,000	49,994,827
0.03%, 2/24/2022 (c)	45,000,000	44,995,458
0.03%, 3/10/2022 (c)	75,000,000	74,989,894
0.04%, 3/17/2022 (c)	50,000,000	49,992,615
0.04%, 3/24/2022 (c)	60,000,000	59,990,065
0.03%, 4/21/2022 (c)	175,000,000	174,953,733
0.07%, 5/19/2022 (c)	50,000,000	49,980,440
0.07%, 6/16/2022 (c)	80,000,000	79,960,053
0.07%, 7/14/2022 (c)	85,000,000	84,941,429
0.07%, 8/11/2022 (c)	125,000,000	124,886,896
0.11%, 9/8/2022 (c)	50,000,000	49,936,580
Total U.S. Treasury Obligations (Cost $1,314,746,348)		1,314,595,492
Total Short-Term Investments (Cost $1,412,106,595)		1,411,955,739
Total Investments — 105.7% (Cost $1,412,106,595)		1,411,955,739
Liabilities in excess of other assets — (5.7%)		(75,557,361)
Net Assets — 100.0%		$1,336,398,378

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $220,236,127.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,867,553
Aggregate gross unrealized depreciation	(163,672,334)
Net unrealized depreciation	$(145,804,781)
Federal income tax cost	$1,412,106,595

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	353	12/17/2021	USD	$80,594,313	$(1,864,214)

See accompanying notes to the financial statements.

24 :: SH SHORT S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(418,396,571)	12/6/2021	Bank of America NA	(0.32)%	S&P 500®	(146,652,453)	118,647,453	28,005,000	—
(143,015,605)	5/8/2023	BNP Paribas SA	(0.37)%	S&P 500®	2,951,701	(212,846)	—	2,738,855
(144,189,324)	4/10/2023	Citibank NA	(0.55)%	S&P 500®	2,811,382	—	(1,010,000)	1,801,382
(195,138,776)	3/7/2023	Goldman Sachs International	(0.42)%	S&P 500®	5,576,453	(1,935,198)	—	3,641,255
(91,527,247)	5/8/2023	J.P. Morgan Securities	(0.22)%	S&P 500®	2,363,171	—	(610,000)	1,753,171
(111,594,645)	11/7/2022	Morgan Stanley & Co. International plc	0.08%	S&P 500®	(15,004,008)	15,004,008	—	—
(68,532,402)	3/7/2023	Societe Generale	(0.17)%	S&P 500®	1,796,780	(494,337)	—	1,302,443
(83,204,839)	3/7/2023	UBS AG	(0.22)%	S&P 500®	2,367,263	—	—	2,367,263
(1,255,599,409)					(143,789,711)
				Total Unrealized Appreciation	17,866,750
				Total Unrealized Depreciation	(161,656,461)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: SHORT S&P500® SH :: 25

Investments	Principal Amount	Value
Short-Term Investments — 96.8%
Repurchase Agreements (a) — 96.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,473,651 (Cost $4,473,647)	$4,473,647	$4,473,647
Total Investments — 96.8% (Cost $4,473,647)		4,473,647
Other assets less liabilities — 3.2%		147,542
Net Assets — 100.0%		$4,621,189

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,790
Aggregate gross unrealized depreciation	(551,240)
Net unrealized depreciation	$(376,450)
Federal income tax cost	$4,473,647

Swap Agreementsa

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(784,400)	11/7/2022	Bank of America NA	(0.07)%	S&P SmallCap 600®	(210,572)	—	171,000	(39,572)
(1,259,875)	4/10/2023	Citibank NA	(0.22)%	S&P SmallCap 600®	89,553	—	—	89,553
(592,329)	11/7/2022	Morgan Stanley & Co. International plc	0.53%	S&P SmallCap 600®	(182,110)	—	157,000	(25,110)
(1,398,219)	3/7/2023	Societe Generale	0.28%	S&P SmallCap 600®	85,237	—	—	85,237
(585,613)	11/7/2022	UBS AG	0.08%	S&P SmallCap 600®	(158,558)	—	117,000	(41,558)
(4,620,436)					(376,450)
				Total Unrealized Appreciation	174,790
				Total Unrealized Depreciation	(551,240)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

26 :: SBB SHORT SMALLCAP600 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 79.1%
U.S. Treasury Bonds
5.25%, 2/15/2029	$76,000	$96,413
6.13%, 8/15/2029	71,000	95,911
6.25%, 5/15/2030	114,000	158,620
5.38%, 2/15/2031	141,000	190,130
U.S. Treasury Notes
2.63%, 2/15/2029	1,043,000	1,133,366
2.38%, 5/15/2029	856,000	916,589
1.63%, 8/15/2029 (a)	790,000	805,615
1.75%, 11/15/2029 (a)	589,000	606,440
1.50%, 2/15/2030	1,016,000	1,025,763
0.63%, 5/15/2030	1,397,000	1,311,652
0.63%, 8/15/2030	1,817,000	1,702,302
0.88%, 11/15/2030	1,886,000	1,803,782
1.13%, 2/15/2031 (a)	1,847,000	1,804,000
1.63%, 5/15/2031	1,973,000	2,011,843
1.25%, 8/15/2031	2,028,000	1,996,313
1.38%, 11/15/2031	676,000	672,039
Total U.S. Treasury Obligations (Cost $16,374,188)		16,330,778
	Shares
Securities Lending Reinvestments (b) — 8.5%
Investment Companies — 8.5%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,751,062)	1,751,062	1,751,062
	Principal Amount
Short-Term Investments — 18.1%
Repurchase Agreements (c) — 18.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $3,740,703 (Cost $3,740,699)	$3,740,699	3,740,699
Total Investments — 105.7% (Cost $21,865,949)		21,822,539
Liabilities in excess of other assets — (5.7%)		(1,172,764)
Net Assets — 100.0%		$20,649,775
(a)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $2,690,157, collateralized in the form of cash with a value of $1,751,062 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $982,959 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 9.67%, and maturity dates ranging from February 28, 2022 - July 20, 2070. The total value of collateral is $2,734,021.

(b)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $1,751,062.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,035
Aggregate gross unrealized depreciation	(561,299)
Net unrealized depreciation	$(256,264)
Federal income tax cost	$21,872,621

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1	3/22/2022	USD	$130,797	$451

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA 7-10 YEAR TREASURY UST :: 27

Swap Agreementsa

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
8,414,825	8/8/2022	Citibank NA	(0.08)%	ICE U.S. Treasury 7-10 Year Bond Index	(286,324)	—	286,324	—
16,383,979	11/6/2023	Goldman Sachs International	(0.15)%	ICE U.S. Treasury 7-10 Year Bond Index	79,691	—	—	79,691
24,798,804					(206,633)
				Total Unrealized Appreciation	79,691
				Total Unrealized Depreciation	(286,324)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

28 :: UST ULTRA 7-10 YEAR TREASURY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
U.S. Treasury Obligations — 41.1%
U.S. Treasury Bonds
3.13%, 2/15/2042	$153,200	$187,012
3.00%, 5/15/2042	142,600	171,109
2.75%, 8/15/2042	166,200	191,974
2.75%, 11/15/2042	243,800	281,799
3.13%, 2/15/2043	209,200	255,747
2.88%, 5/15/2043	331,400	390,793
3.63%, 8/15/2043	235,400	309,937
3.75%, 11/15/2043	241,300	323,945
3.63%, 2/15/2044	258,600	341,776
3.38%, 5/15/2044	241,700	309,036
3.13%, 8/15/2044	316,800	391,050
3.00%, 11/15/2044	290,900	352,966
2.50%, 2/15/2045	372,000	416,989
3.00%, 5/15/2045	206,900	252,353
2.88%, 8/15/2045	258,900	310,114
3.00%, 11/15/2045	141,200	173,014
2.50%, 2/15/2046	306,000	345,206
2.50%, 5/15/2046	310,800	350,961
2.25%, 8/15/2046	364,800	394,212
2.88%, 11/15/2046	181,600	219,750
3.00%, 2/15/2047	330,800	409,701
3.00%, 5/15/2047	245,500	304,957
2.75%, 8/15/2047	353,100	420,741
2.75%, 11/15/2047	367,700	438,683
3.00%, 2/15/2048	417,700	522,256
3.13%, 5/15/2048	439,500	562,732
3.00%, 8/15/2048	488,800	612,795
3.38%, 11/15/2048	486,700	652,748
3.00%, 2/15/2049	526,500	664,089
2.88%, 5/15/2049	530,100	655,502
2.25%, 8/15/2049	511,900	563,010
2.38%, 11/15/2049	454,700	513,669
2.00%, 2/15/2050	559,400	584,661
1.25%, 5/15/2050	649,300	568,036
1.38%, 8/15/2050	732,200	660,982
1.63%, 11/15/2050	727,100	697,448
1.88%, 2/15/2051	806,700	820,439
2.38%, 5/15/2051	811,000	920,232
2.00%, 8/15/2051	800,100	838,167
1.88%, 11/15/2051	273,000	278,417
Total U.S. Treasury Obligations (Cost $18,656,899)		17,659,008
Investments	Principal Amount	Value
Short-Term Investments — 49.0%
Repurchase Agreements (a) — 49.0%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $21,067,846 (Cost $21,067,831)	$21,067,831	$21,067,831
Total Investments — 90.1% (Cost $39,724,730)		38,726,839
Other assets less liabilities — 9.9%		4,242,578
Net Assets — 100.0%		$42,969,417

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,737,743
Aggregate gross unrealized depreciation	(1,101,016)
Net unrealized appreciation	$1,636,727
Federal income tax cost	$39,733,966

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	10	3/22/2022	USD	$1,621,250	$14,982

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA 20+ YEAR TREASURY UBT :: 29

Swap Agreementsa

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
21,510,824	11/6/2023	Bank of America NA	(0.23)%	ICE U.S. Treasury 20+ Year Bond Index	923,780	(768,535)	—	155,245
27,530,162	12/6/2023	Citibank NA	(0.08)%	ICE U.S. Treasury 20+ Year Bond Index	1,415,376	—	(1,200,000)	215,376
18,106,536	11/6/2023	Societe Generale	0.21%	ICE U.S. Treasury 20+ Year Bond Index	289,716	—	—	289,716
67,147,522					2,628,872
				Total Unrealized Appreciation	2,628,872

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

30 :: UBT ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 85.9%
Chemicals — 66.7%
Air Products and Chemicals, Inc.	15,023	$4,318,211
Albemarle Corp.	7,937	2,115,131
Ashland Global Holdings, Inc.	3,834	387,502
Axalta Coating Systems Ltd.*	14,683	445,189
Celanese Corp.	7,539	1,141,103
CF Industries Holdings, Inc.	14,605	884,917
Chemours Co. (The)	11,209	332,907
Corteva, Inc.	49,830	2,242,350
Dow, Inc.	50,615	2,780,282
DuPont de Nemours, Inc.	35,499	2,625,506
Eastman Chemical Co.	9,214	960,928
Ecolab, Inc.	16,892	3,741,071
Element Solutions, Inc.	14,783	338,087
FMC Corp.	8,737	875,360
Huntsman Corp.	14,306	453,357
Ingevity Corp.*	2,681	192,791
International Flavors & Fragrances, Inc.	16,906	2,403,526
Linde plc	35,049	11,150,489
LyondellBasell Industries NV, Class A	17,935	1,562,677
Mosaic Co. (The)	25,056	857,416
NewMarket Corp.	488	161,675
Olin Corp.	9,803	532,793
PPG Industries, Inc.	16,110	2,483,679
RPM International, Inc.	8,807	801,789
Scotts Miracle-Gro Co. (The)	2,766	400,766
Valvoline, Inc.	12,267	417,937
Westlake Chemical Corp.	2,260	209,999
		44,817,438
Metals & Mining — 19.0%
Alcoa Corp.	12,683	590,140
Cleveland-Cliffs, Inc.*(b)	30,863	628,062
Commercial Metals Co.	8,181	252,793
Freeport-McMoRan, Inc.	99,642	3,694,725
MP Materials Corp.*	5,066	222,600
Newmont Corp.	54,236	2,978,641
Nucor Corp.	19,939	2,118,718
Reliance Steel & Aluminum Co.	4,308	640,298
Royal Gold, Inc.	4,453	445,434
Steel Dynamics, Inc.	13,162	787,088
United States Steel Corp.	18,332	414,486
		12,772,985
Paper & Forest Products — 0.2%
Sylvamo Corp.*	2,406	72,854
Total Common Stocks (Cost $58,638,474)		57,663,277
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.6%
Investment Companies — 0.6%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $433,569)	433,569	$433,569
	Principal Amount
Short-Term Investments — 18.1%
Repurchase Agreements (d) — 18.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $12,186,290 (Cost $12,186,281)	$12,186,281	12,186,281
Total Investments — 104.6% (Cost $71,258,324)		70,283,127
Liabilities in excess of other assets — (4.6%)		(3,079,357)
Net Assets — 100.0%		$67,203,770

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $23,755,002.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $410,378, collateralized in the form of cash with a value of $433,569 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $433,569.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,664,102
Aggregate gross unrealized depreciation	(8,482,604)
Net unrealized depreciation	$(5,818,502)
Federal income tax cost	$71,703,035

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA BASIC MATERIALS UYM :: 31

Swap Agreementsa

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
17,840,781	5/8/2023	Bank of America NA	0.42%	Dow Jones U.S. Basic MaterialsSM Index	(672,614)	58,614	614,000	—
9,561,837	4/10/2023	Citibank NA	0.37%	Dow Jones U.S. Basic MaterialsSM Index	(364,917)	259,435	105,482	—
18,662,876	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. Basic MaterialsSM Index	(1,148,685)	419,341	729,344	—
112,273	11/7/2022	Morgan Stanley & Co. International plc	0.18%	Dow Jones U.S. Basic MaterialsSM Index	14,814	—	(8,000)	6,814
16,031,641	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. Basic MaterialsSM Index	(986,922)	975,624	11,298	—
14,378,938	3/7/2023	UBS AG	0.42%	Dow Jones U.S. Basic MaterialsSM Index	(1,240,270)	1,085,748	154,522	—
76,588,346					(4,398,594)
				Total Unrealized Appreciation	14,814
				Total Unrealized Depreciation	(4,413,408)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

32 :: UYM ULTRA BASIC MATERIALS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 75.5%
Auto Components — 2.0%
Aptiv plc*	900	$144,315
Autoliv, Inc.	262	25,254
BorgWarner, Inc.	801	34,667
Fox Factory Holding Corp.*	141	24,784
Gentex Corp.	799	27,510
Lear Corp.	200	33,558
Luminar Technologies, Inc.*	720	11,736
QuantumScape Corp.*	774	22,322
		324,146
Automobiles — 22.6%
Ford Motor Co.	13,041	250,257
General Motors Co.*	4,827	279,338
Harley-Davidson, Inc.	514	18,828
Rivian Automotive, Inc., Class A*	513	61,437
Tesla, Inc.*	2,695	3,085,128
Thor Industries, Inc.	183	19,345
		3,714,333
Beverages — 11.0%
Boston Beer Co., Inc. (The), Class A*	31	13,986
Brown-Forman Corp., Class B	609	42,849
Coca-Cola Co. (The)	12,910	677,130
Constellation Brands, Inc., Class A	559	125,959
Keurig Dr Pepper, Inc.	2,452	83,344
Molson Coors Beverage Co., Class B	629	27,953
Monster Beverage Corp.*	1,248	104,557
National Beverage Corp.	80	4,155
PepsiCo, Inc.	4,593	733,870
		1,813,803
Distributors — 0.8%
Genuine Parts Co.	477	60,932
Pool Corp.	132	73,144
		134,076
Entertainment — 2.3%
Activision Blizzard, Inc.	2,585	151,481
Electronic Arts, Inc.	945	117,388
Playtika Holding Corp.*	345	5,934
ROBLOX Corp., Class A*	137	17,276
Take-Two Interactive Software, Inc.*	386	64,030
Zynga, Inc., Class A*	3,415	20,592
		376,701
Food & Staples Retailing — 0.2%
Performance Food Group Co.*	514	20,719
US Foods Holding Corp.*	742	23,314
		44,033
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 7.7%
Archer-Daniels-Midland Co.	1,861	$115,773
Beyond Meat, Inc.*(b)	201	14,122
Bunge Ltd.	471	40,774
Campbell Soup Co.	679	27,384
Conagra Brands, Inc.	1,600	48,880
Darling Ingredients, Inc.*	540	36,461
Flowers Foods, Inc.	665	17,170
Freshpet, Inc.*	145	15,663
General Mills, Inc.	2,016	124,528
Hain Celestial Group, Inc. (The)*	314	12,381
Hershey Co. (The)	483	85,728
Hormel Foods Corp.	939	38,874
Ingredion, Inc.	223	20,768
J M Smucker Co. (The)	359	45,403
Kellogg Co.	851	52,064
Kraft Heinz Co. (The)	2,358	79,252
Lamb Weston Holdings, Inc.	486	25,233
Lancaster Colony Corp.	68	9,942
McCormick & Co., Inc. (Non-Voting)	830	71,231
Mondelez International, Inc., Class A	4,648	273,953
Pilgrim's Pride Corp.*	164	4,605
Post Holdings, Inc.*	196	18,934
Seaboard Corp.	1	3,890
Tyson Foods, Inc., Class A	981	77,460
		1,260,473
Household Durables — 3.2%
Cricut, Inc., Class A*(b)	84	2,097
DR Horton, Inc.	1,084	105,907
Helen of Troy Ltd.*	79	19,000
Leggett & Platt, Inc.	446	18,014
Lennar Corp., Class A	914	96,016
Lennar Corp., Class B	51	4,375
Mohawk Industries, Inc.*	184	30,888
Newell Brands, Inc.	1,262	27,095
NVR, Inc.*	10	52,253
PulteGroup, Inc.	865	43,276
Tempur Sealy International, Inc.	655	28,060
Toll Brothers, Inc.	389	24,690
TopBuild Corp.*	109	29,407
Whirlpool Corp.	208	45,290
		526,368
Household Products — 10.2%
Church & Dwight Co., Inc.	817	73,023
Clorox Co. (The)	408	66,443
Colgate-Palmolive Co.	2,804	210,356
Energizer Holdings, Inc.	211	7,847
Kimberly-Clark Corp.	1,119	145,817
Procter & Gamble Co. (The)	8,064	1,165,893

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA CONSUMER GOODSUGE :: 33

Investments	Shares	Value
Common Stocks (a) (continued)
Reynolds Consumer Products, Inc. (b)	184	$5,369
		1,674,748
Leisure Products — 1.2%
Brunswick Corp.	257	24,135
Callaway Golf Co.*	392	10,568
Hasbro, Inc.	430	41,671
Mattel, Inc.*	1,162	24,646
Peloton Interactive, Inc., Class A*	992	43,648
Polaris, Inc.	189	21,128
YETI Holdings, Inc.*	293	27,003
		192,799
Machinery — 0.6%
Stanley Black & Decker, Inc.	541	94,545
Personal Products — 1.7%
Coty, Inc., Class A*	1,116	10,859
Estee Lauder Cos., Inc. (The), Class A	772	256,358
Herbalife Nutrition Ltd.*	339	12,665
		279,882
Textiles, Apparel & Luxury Goods — 7.7%
Capri Holdings Ltd.*	507	30,025
Carter's, Inc.	148	14,952
Columbia Sportswear Co.	117	11,411
Crocs, Inc.*	207	33,952
Deckers Outdoor Corp.*	93	37,702
Hanesbrands, Inc.	1,163	18,782
Levi Strauss & Co., Class A	307	7,850
Lululemon Athletica, Inc.*	393	178,583
NIKE, Inc., Class B	4,246	718,593
PVH Corp.	239	25,520
Ralph Lauren Corp.	162	18,799
Skechers USA, Inc., Class A*	451	20,259
Tapestry, Inc.	930	37,312
Under Armour, Inc., Class A*	630	14,862
Under Armour, Inc., Class C*	695	13,949
VF Corp.	1,085	77,827
		1,260,378
Tobacco — 4.3%
Altria Group, Inc.	6,132	261,469
Philip Morris International, Inc.	5,179	445,083
		706,552
Total Common Stocks (Cost $12,152,056)		12,402,837
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $13,409)	13,409	$13,409
	Principal Amount
Short-Term Investments — 21.1%
Repurchase Agreements (d) — 21.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $3,460,354 (Cost $3,460,350)	$3,460,350	3,460,350
Total Investments — 96.7% (Cost $15,625,815)		15,876,596
Other assets less liabilities — 3.3%		539,933
Net Assets — 100.0%		$16,416,529

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,155,937.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $14,303, collateralized in the form of cash with a value of $13,409 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,930 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.38%, and maturity dates ranging from December 30, 2021 - August 15, 2050. The total value of collateral is $15,339.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $13,409.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,416,672
Aggregate gross unrealized depreciation	(1,480,021)
Net unrealized appreciation	$936,651
Federal income tax cost	$15,641,296

See accompanying notes to the financial statements.

34 :: UGE ULTRA CONSUMER GOODS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Swap Agreementsa

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,061,583	5/8/2023	Bank of America NA	0.32%	Dow Jones U.S. Consumer GoodsSM Index	(222,004)	222,004	—	—
6,074,342	11/7/2022	Citibank NA	0.37%	Dow Jones U.S. Consumer GoodsSM Index	1,179,845	—	(1,179,845)	—
673,357	11/6/2023	Credit Suisse International	0.62%	Dow Jones U.S. Consumer GoodsSM Index	(6,672)	—	6,672	—
2,912,494	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. Consumer GoodsSM Index	(98,899)	80,372	18,527	—
720,804	11/7/2022	Morgan Stanley & Co. International plc	0.67%	Dow Jones U.S. Consumer GoodsSM Index	99,460	—	(31,000)	68,460
4,840,696	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. Consumer GoodsSM Index	(211,614)	94,190	1,804	(115,620)
1,150,864	3/7/2023	UBS AG	0.42%	Dow Jones U.S. Consumer GoodsSM Index	(38,765)	—	38,765	—
20,434,140					701,351
				Total Unrealized Appreciation	1,279,305
				Total Unrealized Depreciation	(577,954)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA CONSUMER GOODSUGE :: 35

Investments	Shares	Value
Common Stocks (a) — 81.2%
Airlines — 1.2%
Alaska Air Group, Inc.*	629	$30,551
American Airlines Group, Inc.*	3,258	57,634
Delta Air Lines, Inc.*	3,218	116,492
JetBlue Airways Corp.*	1,601	21,485
Southwest Airlines Co.*	2,976	132,134
United Airlines Holdings, Inc.*	1,627	68,757
		427,053
Commercial Services & Supplies — 0.6%
Copart, Inc.*	1,071	155,466
IAA, Inc.*(b)	677	32,699
Rollins, Inc.	1,139	37,906
		226,071
Distributors — 0.2%
LKQ Corp.	1,360	76,024
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.*	305	37,500
Chegg, Inc.*	714	19,885
Frontdoor, Inc.*	432	14,930
Grand Canyon Education, Inc.*	227	16,450
H&R Block, Inc.	897	21,241
Service Corp. International	843	55,773
Terminix Global Holdings, Inc.*	628	23,437
		189,216
Entertainment — 8.9%
AMC Entertainment Holdings, Inc., Class A*(b)	2,583	87,667
Endeavor Group Holdings, Inc., Class A*	105	2,953
Liberty Media Corp.-Liberty Formula One, Class A*	118	6,798
Liberty Media Corp.-Liberty Formula One, Class C*	1,024	62,382
Live Nation Entertainment, Inc.*	664	70,816
Madison Square Garden Sports Corp.*	87	14,987
Netflix, Inc.*	2,226	1,428,869
Roku, Inc.*	585	133,152
Walt Disney Co. (The)*	9,139	1,324,241
Warner Music Group Corp., Class A	488	21,145
World Wrestling Entertainment, Inc., Class A (b)	225	11,106
		3,164,116
Food & Staples Retailing — 7.9%
Albertsons Cos., Inc., Class A (b)	493	17,349
BJ's Wholesale Club Holdings, Inc.*	690	45,643
Investments	Shares	Value
Common Stocks (a) (continued)
Casey's General Stores, Inc.	187	$36,332
Costco Wholesale Corp.	2,224	1,199,581
Kroger Co. (The)	3,420	142,033
Sprouts Farmers Market, Inc.*	576	15,241
Sysco Corp.	2,573	180,213
Walgreens Boots Alliance, Inc.	3,611	161,773
Walmart, Inc.	7,187	1,010,708
		2,808,873
Health Care Providers & Services — 0.4%
AmerisourceBergen Corp.	753	87,160
Cardinal Health, Inc.	1,459	67,449
		154,609
Hotels, Restaurants & Leisure — 12.3%
Airbnb, Inc., Class A*	1,692	291,938
Aramark	1,283	42,852
Booking Holdings, Inc.*	207	435,083
Boyd Gaming Corp.*	412	24,147
Caesars Entertainment, Inc.*	1,073	96,645
Carnival Corp.*(b)	4,019	70,815
Chipotle Mexican Grill, Inc.*	142	233,364
Choice Hotels International, Inc.	165	23,686
Churchill Downs, Inc.	174	39,014
Cracker Barrel Old Country Store, Inc.	119	14,520
Darden Restaurants, Inc.	656	90,495
Domino's Pizza, Inc.	186	97,490
DraftKings, Inc., Class A*(b)	1,665	57,526
Expedia Group, Inc.*	730	117,596
Hilton Worldwide Holdings, Inc.*	1,403	189,503
Hyatt Hotels Corp., Class A*	241	18,984
Las Vegas Sands Corp.*	1,729	61,587
Marriott International, Inc., Class A*	1,376	203,042
Marriott Vacations Worldwide Corp.	214	32,667
McDonald's Corp.	3,756	918,718
MGM Resorts International	2,012	79,635
Norwegian Cruise Line Holdings Ltd.*	1,862	36,328
Penn National Gaming, Inc.*	835	42,777
Planet Fitness, Inc., Class A*	417	34,065
Royal Caribbean Cruises Ltd.*	1,127	78,687
Scientific Games Corp.*	485	31,001
Starbucks Corp.	5,930	650,165
Texas Roadhouse, Inc.	350	29,029
Vail Resorts, Inc.	203	67,337
Wendy's Co. (The)	898	18,481
Wyndham Hotels & Resorts, Inc.	470	37,356
Wynn Resorts Ltd.*(b)	528	42,773
Yum! Brands, Inc.	1,487	182,663
		4,389,969

See accompanying notes to the financial statements.

36 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Interactive Media & Services — 0.5%
Pinterest, Inc., Class A*	2,792	$111,847
TripAdvisor, Inc.*	495	12,801
ZoomInfo Technologies, Inc., Class A*	913	56,332
		180,980
Internet & Direct Marketing Retail — 21.8%
Amazon.com, Inc.*	2,191	7,683,990
ContextLogic, Inc., Class A*(b)	1,627	6,069
Qurate Retail, Inc., Series A	1,846	14,768
Stitch Fix, Inc., Class A*	362	9,014
Wayfair, Inc., Class A*(b)	390	96,658
		7,810,499
IT Services — 0.1%
LiveRamp Holdings, Inc.*	342	16,050
Media — 6.7%
Altice USA, Inc., Class A*	1,149	18,200
Cable One, Inc.	24	42,529
Charter Communications, Inc., Class A*(b)	639	412,973
Comcast Corp., Class A	23,037	1,151,389
Discovery, Inc., Class A*(b)	852	19,826
Discovery, Inc., Class C*	1,529	34,724
DISH Network Corp., Class A*	1,253	39,156
Fox Corp., Class A	1,626	58,064
Fox Corp., Class B	747	25,099
Interpublic Group of Cos., Inc. (The)	1,979	65,683
Liberty Broadband Corp., Class A*	123	18,644
Liberty Broadband Corp., Class C*	729	112,886
Liberty Media Corp.-Liberty SiriusXM, Class A*	396	19,325
Liberty Media Corp.-Liberty SiriusXM, Class C*	803	39,291
New York Times Co. (The), Class A	841	39,948
News Corp., Class A	1,968	42,548
News Corp., Class B	614	13,232
Nexstar Media Group, Inc., Class A	210	31,395
Omnicom Group, Inc.	1,079	72,627
Sirius XM Holdings, Inc. (b)	4,685	28,579
TEGNA, Inc.	1,113	21,982
ViacomCBS, Inc.	3,048	94,336
ViacomCBS, Inc., Class A	45	1,501
		2,403,937
Multiline Retail — 3.0%
Dollar General Corp.	1,187	262,683
Dollar Tree, Inc.*	1,167	156,180
Investments	Shares	Value
Common Stocks (a) (continued)
Kohl's Corp.	785	$40,215
Ollie's Bargain Outlet Holdings, Inc.*(b)	304	18,815
Target Corp.	2,489	606,918
		1,084,811
Professional Services — 0.7%
IHS Markit Ltd.	2,005	256,279
Road & Rail — 1.1%
AMERCO	49	34,523
Lyft, Inc., Class A*	1,462	59,372
Uber Technologies, Inc.*	8,150	309,700
		403,595
Specialty Retail — 15.3%
Advance Auto Parts, Inc.	328	72,396
American Eagle Outfitters, Inc.	769	19,909
AutoNation, Inc.*	219	27,123
AutoZone, Inc.*	108	196,244
Bath & Body Works, Inc.	1,332	100,073
Best Buy Co., Inc.	1,133	121,072
Burlington Stores, Inc.*	335	98,199
CarMax, Inc.*	819	115,684
Carvana Co.*	424	118,898
Dick's Sporting Goods, Inc. (b)	330	38,795
Five Below, Inc.*	283	57,573
Floor & Decor Holdings, Inc., Class A*	528	68,064
Foot Locker, Inc.	453	20,675
GameStop Corp., Class A*	312	61,218
Gap, Inc. (The)	1,084	17,919
Home Depot, Inc. (The)	5,347	2,142,062
Lithia Motors, Inc.	153	44,573
Lowe's Cos., Inc.	3,555	869,517
Murphy USA, Inc.	119	20,626
National Vision Holdings, Inc.*(b)	410	19,696
O'Reilly Automotive, Inc.*	346	220,803
Penske Automotive Group, Inc.	158	15,740
Petco Health & Wellness Co., Inc.*(b)	411	7,879
RH*	87	50,737
Ross Stores, Inc.	1,796	195,926
TJX Cos., Inc. (The)	6,067	421,050
Tractor Supply Co.	575	129,565
Ulta Beauty, Inc.*	275	105,586
Victoria's Secret & Co.*	377	20,464
Williams-Sonoma, Inc.	377	73,455
		5,471,521
Total Common Stocks (Cost $29,526,850)		29,063,603

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA CONSUMER SERVICESUCC :: 37

Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.4%
Investment Companies — 0.4%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $133,228)	133,228	$133,228
	Principal Amount
Short-Term Investments — 18.6%
Repurchase Agreements (d) — 18.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $6,670,120 (Cost $6,670,113)	$6,670,113	6,670,113
Total Investments — 100.2% (Cost $36,330,191)		35,866,944
Liabilities in excess of other assets — (0.2%)		(76,070)
Net Assets — 100.0%		$35,790,874

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,635,584.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at

November 30, 2021 was $381,751, collateralized in the form of cash with a value of $133,228 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $284,931 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $418,159.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $133,228.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,475,383
Aggregate gross unrealized depreciation	(3,859,042)
Net unrealized depreciation	$(1,383,659)
Federal income tax cost	$36,433,373

Swap Agreementsa

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
14,353,920	5/8/2023	Bank of America NA	0.37%	Dow Jones U.S. Consumer ServicesSM Index	(505,783)	155,764	350,019	—
543,611	1/6/2022	BNP Paribas SA	0.57%	Dow Jones U.S. Consumer ServicesSM Index	(269,450)	259,348	10,102	—
8,034,442	11/7/2022	Citibank NA	0.37%	Dow Jones U.S. Consumer ServicesSM Index	887,155	—	(887,155)	—
13,609,691	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. Consumer ServicesSM Index	(631,711)	522,403	109,308	—
1,567,735	11/6/2023	Morgan Stanley & Co. International plc	0.77%	Dow Jones U.S. Consumer ServicesSM Index	(22,708)	—	22,708	—
3,091,788	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. Consumer ServicesSM Index	(218,569)	53,384	20,290	(144,895)

See accompanying notes to the financial statements.

38 :: UCC ULTRA CONSUMER SERVICES :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
1,297,548	3/7/2023	UBS AG	0.42%	Dow Jones U.S. Consumer ServicesSM Index	(56,164)	45,365	10,799	—
42,498,735					(817,230)
				Total Unrealized Appreciation	887,155
				Total Unrealized Depreciation	(1,704,385)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA CONSUMER SERVICESUCC :: 39

Investments	Shares	Value
Common Stocks (a) — 84.3%
Aerospace & Defense — 3.2%
Boeing Co. (The)*	74,979	$14,834,595
Banks — 2.6%
JPMorgan Chase & Co.	74,983	11,909,550
Beverages — 0.8%
Coca-Cola Co. (The)	74,981	3,932,753
Biotechnology — 3.2%
Amgen, Inc.	74,979	14,911,824
Capital Markets — 6.1%
Goldman Sachs Group, Inc. (The)	74,979	28,566,249
Chemicals — 0.9%
Dow, Inc.	74,976	4,118,432
Communications Equipment — 0.9%
Cisco Systems, Inc.	74,980	4,111,903
Consumer Finance — 2.5%
American Express Co.	74,983	11,419,911
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	74,979	3,769,194
Entertainment — 2.3%
Walt Disney Co. (The)*	74,975	10,863,878
Food & Staples Retailing — 3.0%
Walgreens Boots Alliance, Inc.	74,985	3,359,328
Walmart, Inc.	74,980	10,544,437
		13,903,765
Health Care Providers & Services — 7.2%
UnitedHealth Group, Inc.	74,979	33,307,171
Hotels, Restaurants & Leisure — 3.9%
McDonald's Corp.	74,979	18,339,863
Household Products — 2.3%
Procter & Gamble Co. (The)	74,977	10,840,175
Investments	Shares	Value
Common Stocks (a) (continued)
Industrial Conglomerates — 6.0%
3M Co.	74,978	$12,749,259
Honeywell International, Inc.	74,981	15,164,158
		27,913,417
Insurance — 2.4%
Travelers Cos., Inc. (The)	74,982	11,018,605
IT Services — 5.0%
International Business Machines Corp.	74,979	8,780,041
Visa, Inc., Class A	74,979	14,528,681
		23,308,722
Machinery — 3.1%
Caterpillar, Inc.	74,985	14,498,350
Oil, Gas & Consumable Fuels — 1.8%
Chevron Corp.	74,978	8,462,767
Pharmaceuticals — 3.7%
Johnson & Johnson	74,979	11,691,475
Merck & Co., Inc.	74,978	5,616,602
		17,308,077
Semiconductors & Semiconductor Equipment — 0.8%
Intel Corp.	74,974	3,688,721
Software — 9.9%
Microsoft Corp.	74,979	24,787,307
salesforce.com, Inc.*	74,978	21,365,731
		46,153,038
Specialty Retail — 6.5%
Home Depot, Inc. (The)	74,979	30,037,337
Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	74,980	12,394,194
Textiles, Apparel & Luxury Goods — 2.7%
NIKE, Inc., Class B	74,978	12,689,277
Total Common Stocks (Cost $388,753,390)		392,301,768

See accompanying notes to the financial statements.

40 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 24.7%
Repurchase Agreements (b) — 24.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $115,026,280 (Cost $115,026,190)	$115,026,190	$115,026,190
Total Investments — 109.0% (Cost $503,779,580)		507,327,958
Liabilities in excess of other assets — (9.0%)		(41,890,834)
Net Assets — 100.0%		$465,437,124

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $79,558,735.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,766,421
Aggregate gross unrealized depreciation	(47,486,912)
Net unrealized depreciation	$(16,720,491)
Federal income tax cost	$503,815,262

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	226	12/17/2021	USD	$38,936,410	$28,315

Swap Agreementsa

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
104,106,351	5/8/2023	Bank of America NA	0.47%	Dow Jones Industrial AverageSM	(5,624,356)	5,417,241	207,115	—
96,830,286	5/8/2023	BNP Paribas SA	0.67%	Dow Jones Industrial AverageSM	(4,882,333)	4,746,391	135,942	—
33,276,790	11/7/2022	Citibank NA	0.73%	Dow Jones Industrial AverageSM	3,071,432	—	(3,071,432)	—
64,829,393	4/10/2023	Credit Suisse International	0.67%	Dow Jones Industrial AverageSM	(3,540,075)	298,431	3,241,644	—
98,334,771	11/6/2023	Morgan Stanley & Co. International plc	0.55%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(4,425,594)	4,421,869	3,725	—
28,655,971	3/7/2023	Societe Generale	0.47%	Dow Jones Industrial AverageSM	(1,500,443)	1,455,918	44,525	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA DOW30SMDDM :: 41

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
73,795,161	3/7/2023	UBS AG	0.57%	Dow Jones Industrial AverageSM	(3,360,133)	3,211,454	148,679	—
499,828,723					(20,261,502)
				Total Unrealized Appreciation	3,071,432
				Total Unrealized Depreciation	(23,332,934)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

42 :: DDM ULTRA DOW30SM :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 66.9%
Aflac, Inc. (Insurance)	0.3%	50,571	$2,737,914
American Express Co. (Consumer Finance)	0.9%	52,743	8,032,759
American International Group, Inc. (Insurance)	0.4%	70,098	3,687,155
American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	1.1%	37,296	9,789,454
Ameriprise Financial, Inc. (Capital Markets)	0.3%	9,306	2,695,018
Aon plc, Class A (Insurance)	0.6%	18,482	5,466,421
Arthur J Gallagher & Co. (Insurance)	0.3%	16,935	2,758,712
AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	11,430	2,730,284
Bank of America Corp. (Banks)	3.3%	637,626	28,355,228
Bank of New York Mellon Corp. (The) (Capital Markets)	0.4%	65,079	3,565,678
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	4.9%	151,953	42,043,875
BlackRock, Inc. (Capital Markets)	1.2%	11,738	10,618,312
Blackstone, Inc. (Capital Markets)	0.9%	56,209	7,950,763
Capital One Financial Corp. (Consumer Finance)	0.6%	36,548	5,136,091
Charles Schwab Corp. (The) (Capital Markets)	1.1%	123,058	9,523,459
Chubb Ltd. (Insurance)	0.8%	35,971	6,455,715
Citigroup, Inc. (Banks)	1.2%	166,149	10,583,691
CME Group, Inc. (Capital Markets)	0.8%	29,450	6,494,314
Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	0.8%	35,431	6,436,041
Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	23,159	3,884,691
Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	0.7%	7,338	5,959,924
First Republic Bank (Banks)	0.4%	14,436	3,026,652
Goldman Sachs Group, Inc. (The) (Capital Markets)	1.2%	27,636	10,529,040
Intercontinental Exchange, Inc. (Capital Markets)	0.7%	46,149	6,032,597
JPMorgan Chase & Co. (Banks)	4.5%	244,961	38,907,156
KKR & Co., Inc. (Capital Markets)	0.4%	47,786	3,557,668
Marsh & McLennan Cos., Inc. (Insurance)	0.8%	41,513	6,808,962
Mastercard, Inc., Class A (IT Services)	2.6%	71,420	22,491,587
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
MetLife, Inc. (Insurance)	0.4%	59,711	$3,502,647
Moody's Corp. (Capital Markets)	0.6%	13,280	5,187,699
Morgan Stanley (Capital Markets)	1.3%	119,636	11,343,886
MSCI, Inc. (Capital Markets)	0.5%	6,765	4,258,229
PNC Financial Services Group, Inc. (The) (Banks)	0.8%	34,825	6,860,525
Progressive Corp. (The) (Insurance)	0.5%	47,960	4,457,402
Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	1.1%	60,608	9,136,656
Prudential Financial, Inc. (Insurance)	0.4%	31,712	3,242,869
Public Storage (Equity Real Estate Investment Trusts (REITs))	0.5%	12,477	4,084,720
Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	45,059	3,060,407
S&P Global, Inc. (Capital Markets)	1.1%	19,737	8,994,743
SBA Communications Corp. (Equity Real Estate Investment Trusts (REITs))	0.4%	8,964	3,081,823
Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	26,942	4,117,815
State Street Corp. (Capital Markets)	0.3%	29,983	2,667,588
SVB Financial Group* (Banks)	0.4%	4,815	3,333,569
T. Rowe Price Group, Inc. (Capital Markets)	0.4%	18,604	3,719,870
Travelers Cos., Inc. (The) (Insurance)	0.4%	20,476	3,008,948
Truist Financial Corp. (Banks)	0.8%	109,390	6,487,921
US Bancorp (Banks)	0.7%	110,550	6,117,837
Visa, Inc., Class A (IT Services)	3.2%	138,352	26,808,467
Wells Fargo & Co. (Banks)	1.9%	336,609	16,083,178
Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	0.3%	34,619	2,756,365
Other Common Stocks (b)	18.0%	3,075,498	154,529,843
Total Common Stocks (Cost $593,699,395)			573,102,168
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $125,687)	0.0%	125,687	125,687

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA FINANCIALSUYG :: 43

	Principal Amount	Value
Short-Term Investments — 19.9%
Repurchase Agreements (e) — 19.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $170,115,370 (Cost $170,115,236)	$170,115,236	$170,115,236
Total Investments — 86.8% (Cost $763,940,318)		743,343,091
Other assets less liabilities — 13.2%		112,969,262
Net Assets — 100.0%		$856,312,353

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $231,331,935.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $2,202,416, collateralized in the form of cash with a value of $125,687 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,354,892 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - November 15, 2050. The total value of collateral is $2,480,579.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $125,687.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,678,314
Aggregate gross unrealized depreciation	(58,317,355)
Net unrealized appreciation	$86,360,959
Federal income tax cost	$764,280,407
Swap Agreementsa

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
157,043,449	11/7/2022	Bank of America NA	0.62%	Dow Jones U.S. FinancialsSM Index[f]	51,191,220	(51,191,220)	—	—
145,878,805	11/7/2022	BNP Paribas SA	0.67%	Dow Jones U.S. FinancialsSM Index[f]	22,518,529	(22,518,520)	(9)	—
163,074,951	11/6/2023	Citibank NA	0.77%	Dow Jones U.S. FinancialsSM Index[f]	25,681,508	—	(25,681,508)	—
92,426,736	4/10/2023	Credit Suisse International	0.62%	Dow Jones U.S. FinancialsSM Index[f]	(5,465,491)	5,422,806	42,685	—
104,793,274	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. FinancialsSM Index[f]	(6,200,158)	6,110,486	89,672	—
127,422,832	11/7/2022	Morgan Stanley & Co. International plc	0.14%	Dow Jones U.S. FinancialsSM Index[f]	9,381,841	—	(9,381,841)	—
201,170,841	3/7/2023	Societe Generale	0.82%	Dow Jones U.S. FinancialsSM Index[f]	(11,672,368)	11,469,723	202,645	—
147,229,202	11/7/2022	UBS AG	0.72%	Dow Jones U.S. FinancialsSM Index[f]	21,863,194	—	(21,863,194)	—
1,139,040,090					107,298,275
				Total Unrealized Appreciation	130,636,292
				Total Unrealized Depreciation	(23,338,017)

See accompanying notes to the financial statements.

44 :: UYG ULTRA FINANCIALS :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Summary Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Financials invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Banks	17.0%
Capital Markets	13.8%
Consumer Finance	2.5%
Diversified Financial Services	5.1%
Equity Real Estate Investment Trusts (REITs)	12.9%
Insurance	8.2%
IT Services	5.8%
Mortgage Real Estate Investment Trusts (REITs)	0.4%
Professional Services	0.3%
Real Estate Management & Development	0.7%
Thrifts & Mortgage Finance	0.2%
Other[a]	33.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA FINANCIALSUYG :: 45

Investments	Principal Amount	Value
Short-Term Investments — 65.2%
Repurchase Agreements (a) — 65.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $10,585,246 (Cost $10,585,239)	$10,585,239	$10,585,239
Total Investments — 65.2% (Cost $10,585,239)		10,585,239
Other assets less liabilities — 34.8%		5,643,395
Net Assets — 100.0%		$16,228,634

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,374,872)
Net unrealized depreciation	$(6,374,872)
Federal income tax cost	$10,585,239

Swap Agreementsa,f

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
13,320,985	11/9/2022	Bank of America NA	0.27%	iShares® China Large-Cap ETF	(5,665,497)	—	5,665,497	—
804	4/10/2023	Citibank NA	(0.68)%	iShares® China Large-Cap ETF	(26)	—	26	—
4,903,497	3/7/2023	Goldman Sachs International	0.37%	iShares® China Large-Cap ETF	(227,292)	—	227,292	—
85,984	4/10/2023	Morgan Stanley & Co. International plc	0.02%	iShares® China Large-Cap ETF	(2,861)	—	2,861	—
9,373,877	3/7/2023	Societe Generale	(0.28)%	iShares® China Large-Cap ETF	(324,520)	—	134,000	(190,520)
4,742,788	3/7/2023	UBS AG	(0.93)%	iShares® China Large-Cap ETF	(154,676)	—	154,676	—
32,427,935					(6,374,872)
				Total Unrealized Depreciation	(6,374,872)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

46 :: XPP ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA FTSE CHINA 50 XPP :: 47

Investments	Principal Amount	Value
Short-Term Investments — 84.3%
Repurchase Agreements (a) — 84.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,068,479 (Cost $4,068,474)	$4,068,474	$4,068,474
Total Investments — 84.3% (Cost $4,068,474)		4,068,474
Other assets less liabilities — 15.7%		755,461
Net Assets — 100.0%		$4,823,935

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(518,506)
Net unrealized depreciation	$(518,506)
Federal income tax cost	$4,068,474

Swap Agreementsa,f

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
2,555,009	11/9/2022	Bank of America NA	0.37%	Vanguard® FTSE Europe ETF Shares	(19,490)	—	19,490	—
128,113	4/10/2023	Citibank NA	0.27%	Vanguard® FTSE Europe ETF Shares	(8,622)	—	8,622	—
1,288,817	3/7/2023	Goldman Sachs International	(0.08)%	Vanguard® FTSE Europe ETF Shares	(95,567)	—	95,567	—
23,060	11/9/2023	Morgan Stanley & Co. International plc	0.42%	Vanguard® FTSE Europe ETF Shares	(1,374)	—	—	(1,374)
3,812,643	3/7/2023	Societe Generale	0.12%	Vanguard® FTSE Europe ETF Shares	(266,947)	—	266,947	—
1,824,329	3/7/2023	UBS AG	0.07%	Vanguard® FTSE Europe ETF Shares	(126,506)	—	126,506	—
9,631,971					(518,506)
				Total Unrealized Depreciation	(518,506)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

48 :: UPV ULTRA FTSE EUROPE :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 82.8%
Biotechnology — 14.1%
AbbVie, Inc.	40,043	$4,616,157
ACADIA Pharmaceuticals, Inc.*	2,651	50,899
Agios Pharmaceuticals, Inc.*(b)	1,336	47,588
Alkermes plc*	3,651	80,030
Allogene Therapeutics, Inc.*	1,674	30,952
Alnylam Pharmaceuticals, Inc.*	2,694	495,157
Amgen, Inc.	12,864	2,558,392
Arrowhead Pharmaceuticals, Inc.*	2,359	165,248
Beam Therapeutics, Inc.*	992	78,517
Biogen, Inc.*	3,376	795,858
Biohaven Pharmaceutical Holding Co. Ltd.*	1,315	147,596
BioMarin Pharmaceutical, Inc.*	4,150	358,103
Blueprint Medicines Corp.*	1,325	127,465
Bridgebio Pharma, Inc.*	2,476	100,278
Denali Therapeutics, Inc.*	2,096	96,961
Emergent BioSolutions, Inc.*	1,080	47,650
Exact Sciences Corp.*	3,899	332,858
Exelixis, Inc.*	7,135	119,797
Fate Therapeutics, Inc.*	1,831	100,723
Gilead Sciences, Inc.	28,407	1,958,095
Halozyme Therapeutics, Inc.*	3,225	106,038
Horizon Therapeutics plc*	5,119	531,147
Incyte Corp.*	4,250	287,810
Intellia Therapeutics, Inc.*(b)	1,551	178,381
Invitae Corp.*(b)	4,533	77,061
Ionis Pharmaceuticals, Inc.*	3,201	84,826
Mirati Therapeutics, Inc.*	1,123	153,593
Moderna, Inc.*	7,958	2,804,638
Natera, Inc.*	1,973	180,451
Neurocrine Biosciences, Inc.*	2,145	178,571
Novavax, Inc.*(b)	1,688	352,167
Regeneron Pharmaceuticals, Inc.*	2,382	1,516,214
Sarepta Therapeutics, Inc.*	1,949	157,499
Seagen, Inc.*	3,006	480,960
Twist Bioscience Corp.*	1,110	106,005
Ultragenyx Pharmaceutical, Inc.*	1,537	115,629
United Therapeutics Corp.*	1,022	193,669
Vertex Pharmaceuticals, Inc.*	5,880	1,099,207
Vir Biotechnology, Inc.*	1,659	78,670
		20,990,860
Health Care Equipment & Supplies — 18.4%
Abbott Laboratories	40,159	5,050,797
ABIOMED, Inc.*	1,024	322,335
Align Technology, Inc.*	1,659	1,014,528
Baxter International, Inc.	11,327	844,654
Becton Dickinson and Co.	6,506	1,542,833
Boston Scientific Corp.*	32,251	1,227,796
Cooper Cos., Inc. (The)	1,120	421,646
Investments	Shares	Value
Common Stocks (a) (continued)
DENTSPLY SIRONA, Inc.	4,950	$241,263
Dexcom, Inc.*	2,192	1,233,197
Edwards Lifesciences Corp.*	14,115	1,514,681
Envista Holdings Corp.*	3,652	141,698
Globus Medical, Inc., Class A*	1,771	110,900
Haemonetics Corp.*	1,156	59,245
Hill-Rom Holdings, Inc.	1,492	232,006
Hologic, Inc.*	5,740	428,950
ICU Medical, Inc.*	451	102,021
IDEXX Laboratories, Inc.*	1,924	1,169,927
Insulet Corp.*	1,562	450,543
Integra LifeSciences Holdings Corp.*	1,650	105,518
Intuitive Surgical, Inc.*	8,089	2,623,586
Masimo Corp.*	1,147	319,004
Medtronic plc	30,446	3,248,588
Neogen Corp.*	2,437	97,797
Novocure Ltd.*	2,018	188,966
NuVasive, Inc.*	1,168	56,134
Penumbra, Inc.*	776	190,624
Quidel Corp.*(b)	862	127,197
ResMed, Inc.	3,298	840,495
Shockwave Medical, Inc.*	797	143,651
STAAR Surgical Co.*	1,071	101,948
STERIS plc	2,256	493,004
Stryker Corp.	7,603	1,799,098
Tandem Diabetes Care, Inc.*	1,427	183,398
Teleflex, Inc.	1,063	316,157
Zimmer Biomet Holdings, Inc.	4,733	566,067
		27,510,252
Health Care Providers & Services — 15.8%
1Life Healthcare, Inc.*	2,621	41,753
Acadia Healthcare Co., Inc.*	2,035	114,306
agilon health, Inc.*	1,067	23,474
Amedisys, Inc.*	739	103,201
Anthem, Inc.	5,525	2,244,421
Centene Corp.*	13,209	943,255
Chemed Corp.	357	166,180
Cigna Corp.	7,705	1,478,589
Covetrus, Inc.*	2,337	42,019
CVS Health Corp.	29,893	2,662,271
DaVita, Inc.*	1,516	143,262
Encompass Health Corp.	2,257	130,048
Guardant Health, Inc.*	2,296	241,356
HCA Healthcare, Inc.	5,581	1,259,018
HealthEquity, Inc.*(b)	1,889	103,290
Henry Schein, Inc.*	3,163	224,763
Humana, Inc.	2,909	1,220,936
Laboratory Corp. of America Holdings*	2,191	625,158
LHC Group, Inc.*	720	82,598
McKesson Corp.	3,500	758,660

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 49

Investments	Shares	Value
Common Stocks (a) (continued)
Molina Healthcare, Inc.*	1,320	$376,438
Oak Street Health, Inc.*(b)	3,164	97,926
Premier, Inc., Class A	2,768	102,610
Quest Diagnostics, Inc.	2,765	411,100
R1 RCM, Inc.*	3,033	72,246
Signify Health, Inc., Class A*	532	7,230
Tenet Healthcare Corp.*	2,424	176,637
UnitedHealth Group, Inc.	21,363	9,489,872
Universal Health Services, Inc., Class B	1,715	203,622
		23,546,239
Health Care Technology — 0.3%
American Well Corp., Class A*	4,069	26,448
GoodRx Holdings, Inc., Class A*(b)	1,454	58,044
Teladoc Health, Inc.*	3,604	364,905
		449,397
Life Sciences Tools & Services — 12.8%
10X Genomics, Inc., Class A*	2,055	314,025
Agilent Technologies, Inc.	6,869	1,036,532
Avantor, Inc.*	13,228	522,241
Berkeley Lights, Inc.*	937	19,555
Bio-Rad Laboratories, Inc., Class A*	486	366,055
Bio-Techne Corp.	878	414,442
Bruker Corp.	2,294	185,791
Charles River Laboratories International, Inc.*	1,140	417,092
Danaher Corp.	14,392	4,629,043
Illumina, Inc.*	3,324	1,214,357
IQVIA Holdings, Inc.*	4,343	1,125,402
Maravai LifeSciences Holdings, Inc., Class A*	2,471	113,518
Medpace Holdings, Inc.*	651	135,024
Mettler-Toledo International, Inc.*	520	787,348
NeoGenomics, Inc.*	2,783	95,346
Pacific Biosciences of California, Inc.*	4,506	104,584
PPD, Inc.*	2,704	127,358
Repligen Corp.*	1,161	332,626
Sotera Health Co.*	2,244	47,887
Syneos Health, Inc.*	2,344	227,743
Thermo Fisher Scientific, Inc.	8,907	5,636,617
Waters Corp.*	1,391	456,345
West Pharmaceutical Services, Inc.	1,674	741,013
		19,049,944
Pharmaceuticals — 21.4%
Bristol-Myers Squibb Co.	50,337	2,699,573
Catalent, Inc.*	3,858	496,370
Elanco Animal Health, Inc.*	10,714	307,920
Eli Lilly & Co.	17,989	4,461,992
Jazz Pharmaceuticals plc*	1,385	166,020
Johnson & Johnson	59,635	9,298,885
Investments	Shares	Value
Common Stocks (a) (continued)
Merck & Co., Inc.	57,345	$4,295,714
Nektar Therapeutics*	4,165	46,898
Organon & Co.	5,741	167,809
Perrigo Co. plc	3,029	111,195
Pfizer, Inc.	127,042	6,825,967
Royalty Pharma plc, Class A	8,026	319,194
Viatris, Inc.	27,394	337,220
Zoetis, Inc.	10,739	2,384,488
		31,919,245
Total Common Stocks (Cost $131,913,715)		123,465,937
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $21,238)	21,238	21,238
	Principal Amount
Short-Term Investments — 20.5%
Repurchase Agreements (e) — 20.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $30,525,186 (Cost $30,525,162)	$30,525,162	30,525,162
Total Investments — 103.3% (Cost $162,460,115)		154,012,337
Liabilities in excess of other assets — (3.3%)		(4,880,013)
Net Assets — 100.0%		$149,132,324

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $46,639,996.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $702,623, collateralized in the form of cash with a value of $21,238 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $700,483 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - November 15, 2050. The total value of collateral is $721,721.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $21,238.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to the financial statements.

50 :: RXL ULTRA HEALTH CARE :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,618,446
Aggregate gross unrealized depreciation	(19,980,182)
Net unrealized depreciation	$(16,361,736)
Federal income tax cost	$162,644,309

Swap Agreementsa

Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
14,064,606	1/6/2022	Bank of America NA	0.52%	Dow Jones U.S. Health CareSM Index[f]	(1,046,567)	1,046,567	—	—
34,144,103	4/10/2023	Citibank NA	0.37%	Dow Jones U.S. Health CareSM Index[f]	(1,503,255)	1,473,721	29,534	—
39,510,581	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. Health CareSM Index[f]	(1,546,356)	—	1,546,356	—
503,374	11/7/2022	Morgan Stanley & Co. International plc	0.87%	Dow Jones U.S. Health CareSM Index[f]	54,022	—	(54,022)	—
54,348,733	3/7/2023	Societe Generale	0.72%	Dow Jones U.S. Health CareSM Index[f]	(2,455,903)	2,453,374	2,529	—
31,957,129	11/6/2023	UBS AG	0.42%	Dow Jones U.S. Health CareSM Index[f]	(1,231,705)	1,221,424	10,281	—
174,528,526					(7,729,764)
				Total Unrealized Appreciation	54,022
				Total Unrealized Depreciation	(7,783,786)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA HEALTH CARE RXL :: 51

Investments	Principal Amount	Value
Short-Term Investments — 95.5%
Repurchase Agreements (a) — 95.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $18,047,249 (Cost $18,047,233)	$18,047,233	$18,047,233
Total Investments — 95.5% (Cost $18,047,233)		18,047,233
Other assets less liabilities — 4.5%		855,656
Net Assets — 100.0%		$18,902,889

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(876,327)
Net unrealized depreciation	$(876,327)
Federal income tax cost	$18,047,233

Swap Agreementsa,f

Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
7,060,026	4/10/2023	Citibank NA	(0.18)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(264,415)	—	264,415	—
7,663,288	4/10/2023	Credit Suisse International	0.57%	iShares® iBoxx $ High Yield Corporate Bond ETF	(159,365)	—	159,365	—
10,672,840	3/7/2023	Goldman Sachs International	(0.68)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(193,666)	—	193,666	—
12,420,104	11/7/2022	UBS AG	(0.43)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(258,881)	—	258,881	—
37,816,258					(876,327)
				Total Unrealized Depreciation	(876,327)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund's underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to the financial statements.

52 :: UJB ULTRA HIGH YIELD :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 79.5%
3M Co. (Industrial Conglomerates)	1.6%	2,639	$448,735
Accenture plc, Class A (IT Services)	3.7%	2,891	1,033,242
AMETEK, Inc. (Electrical Equipment)	0.5%	1,052	143,598
Amphenol Corp., Class A (Electronic Equipment, Instruments & Components)	0.8%	2,729	219,903
Automatic Data Processing, Inc. (IT Services)	1.6%	1,930	445,618
Ball Corp. (Containers & Packaging)	0.5%	1,490	139,241
Boeing Co. (The)* (Aerospace & Defense)	1.7%	2,511	496,801
Carrier Global Corp. (Building Products)	0.8%	3,957	214,153
Caterpillar, Inc. (Machinery)	1.7%	2,493	482,022
Cintas Corp. (Commercial Services & Supplies)	0.6%	396	167,187
CSX Corp. (Road & Rail)	1.3%	10,281	356,340
Cummins, Inc. (Machinery)	0.5%	655	137,386
Deere & Co. (Machinery)	1.6%	1,292	446,438
Eaton Corp. plc (Electrical Equipment)	1.0%	1,815	294,139
Emerson Electric Co. (Electrical Equipment)	0.8%	2,727	239,540
Equifax, Inc. (Professional Services)	0.5%	554	154,372
Fastenal Co. (Trading Companies & Distributors)	0.5%	2,619	154,966
FedEx Corp. (Air Freight & Logistics)	0.9%	1,121	258,245
Fidelity National Information Services, Inc. (IT Services)	1.0%	2,817	294,376
Fiserv, Inc.* (IT Services)	0.9%	2,718	262,341
General Dynamics Corp. (Aerospace & Defense)	0.7%	1,057	199,741
General Electric Co. (Industrial Conglomerates)	1.7%	5,001	475,045
Global Payments, Inc. (IT Services)	0.6%	1,342	159,752
Honeywell International, Inc. (Industrial Conglomerates)	2.2%	3,145	636,045
Illinois Tool Works, Inc. (Machinery)	1.1%	1,307	303,420
Johnson Controls International plc (Building Products)	0.9%	3,247	242,746
Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	0.6%	842	163,752
L3Harris Technologies, Inc. (Aerospace & Defense)	0.7%	917	191,726
Lockheed Martin Corp. (Aerospace & Defense)	1.3%	1,124	374,652
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Norfolk Southern Corp. (Road & Rail)	1.1%	1,126	$298,694
Northrop Grumman Corp. (Aerospace & Defense)	0.8%	686	239,277
Old Dominion Freight Line, Inc. (Road & Rail)	0.5%	430	152,723
Otis Worldwide Corp. (Machinery)	0.6%	1,945	156,378
PACCAR, Inc. (Machinery)	0.5%	1,581	131,887
Parker-Hannifin Corp. (Machinery)	0.6%	588	177,611
Paychex, Inc. (IT Services)	0.6%	1,463	174,390
PayPal Holdings, Inc.* (IT Services)	3.5%	5,354	989,901
Raytheon Technologies Corp. (Aerospace & Defense)	2.0%	6,877	556,487
Rockwell Automation, Inc. (Electrical Equipment)	0.6%	527	177,177
Roper Technologies, Inc. (Industrial Conglomerates)	0.8%	481	223,256
Sherwin-Williams Co. (The) (Chemicals)	1.3%	1,107	366,683
Square, Inc., Class A* (IT Services)	1.3%	1,814	377,911
TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	0.8%	1,493	229,817
Trane Technologies plc (Building Products)	0.7%	1,082	201,955
TransDigm Group, Inc.* (Aerospace & Defense)	0.5%	238	137,576
Union Pacific Corp. (Road & Rail)	2.5%	2,971	700,086
United Parcel Service, Inc., Class B (Air Freight & Logistics)	2.3%	3,317	657,993
Verisk Analytics, Inc. (Professional Services)	0.6%	735	165,279
Waste Management, Inc. (Commercial Services & Supplies)	1.0%	1,764	283,422
Zebra Technologies Corp., Class A* (Electronic Equipment, Instruments & Components)	0.5%	244	143,662
Other Common Stocks (b)	24.1%	88,181	6,835,961
Total Common Stocks (Cost $24,822,921)			22,513,648
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,635)	0.0%	2,635	2,635

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 53

	Principal Amount	Value
Short-Term Investments — 16.2%
Repurchase Agreements (e) — 16.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,588,433 (Cost $4,588,429)	$4,588,429	$4,588,429
Total Investments — 95.7% (Cost $29,413,985)		27,104,712
Other assets less liabilities — 4.3%		1,226,490
Net Assets — 100.0%		$28,331,202

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,752,412.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $62,729, collateralized in the form of cash with a value of $2,635 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $64,477 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 30, 2021 - May 15, 2051. The total value of collateral is $67,112.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $2,635.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,115
Aggregate gross unrealized depreciation	(4,794,752)
Net unrealized depreciation	$(4,311,637)
Federal income tax cost	$29,429,479

Swap Agreementsa

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
9,475,442	5/8/2023	Bank of America NA	0.37%	Dow Jones U.S. IndustrialsSM Index	(681,530)	681,505	25	—
8,829,840	11/7/2022	Citibank NA	0.37%	Dow Jones U.S. IndustrialsSM Index	(249,729)	152,360	97,369	—
12,411,686	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. IndustrialsSM Index	(768,571)	—	768,571	—
526,372	4/10/2023	Morgan Stanley & Co. International plc	0.67%	Dow Jones U.S. IndustrialsSM Index	(26,836)	25,163	1,673	—
1,992,245	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. IndustrialsSM Index	(205,099)	—	82,443	(122,656)
870,297	3/7/2023	UBS AG	0.42%	Dow Jones U.S. IndustrialsSM Index	(55,105)	31,635	23,470	—
34,105,882					(1,986,870)
				Total Unrealized Depreciation	(1,986,870)

See accompanying notes to the financial statements.

54 :: UXI ULTRA INDUSTRIALS :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Industrials invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	9.0%
Air Freight & Logistics	3.9%
Building Products	4.4%
Chemicals	1.3%
Commercial Services & Supplies	2.5%
Construction & Engineering	0.8%
Construction Materials	0.9%
Containers & Packaging	2.6%
Electrical Equipment	4.6%
Electronic Equipment, Instruments & Components	5.0%
Industrial Conglomerates	6.3%
IT Services	14.8%
Life Sciences Tools & Services	0.3%
Machinery	11.0%
Marine	0.1%
Paper & Forest Products	0.1%
Professional Services	3.4%
Road & Rail	6.6%
Trading Companies & Distributors	1.9%
Other[a]	20.5%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA INDUSTRIALS UXI :: 55

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 90.8%
AECOM* (Construction & Engineering)	0.4%	9,840	$678,370
Aspen Technology, Inc.* (Software)	0.4%	4,639	672,794
Avis Budget Group, Inc.* (Road & Rail)	0.5%	3,227	886,102
Axon Enterprise, Inc.* (Aerospace & Defense)	0.4%	4,486	757,192
Builders FirstSource, Inc.* (Building Products)	0.6%	14,153	982,784
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.6%	6,869	1,134,827
Carlisle Cos., Inc. (Building Products)	0.4%	3,560	801,712
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.5%	12,069	932,330
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.4%	4,261	698,889
CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	8,471	754,088
Darling Ingredients, Inc.* (Food Products)	0.4%	11,070	747,446
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.4%	1,889	765,801
East West Bancorp, Inc. (Banks)	0.4%	9,691	746,207
Essential Utilities, Inc. (Water Utilities)	0.4%	15,275	722,049
FactSet Research Systems, Inc. (Capital Markets)	0.7%	2,580	1,208,911
Fair Isaac Corp.* (Software)	0.4%	1,939	684,719
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	6,753	699,611
Five Below, Inc.* (Specialty Retail)	0.4%	3,824	777,955
GameStop Corp., Class A* (Specialty Retail)	0.5%	4,250	833,892
Graco, Inc. (Machinery)	0.5%	11,594	845,087
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	0.4%	4,495	698,973
Hubbell, Inc. (Electrical Equipment)	0.4%	3,714	726,830
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	0.5%	3,463	813,493
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.4%	9,315	707,288
Lear Corp. (Auto Components)	0.4%	4,080	684,583
Lennox International, Inc. (Building Products)	0.4%	2,335	721,562
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	5,349	$706,817
Manhattan Associates, Inc.* (Software)	0.4%	4,330	676,173
Masimo Corp.* (Health Care Equipment & Supplies)	0.5%	3,460	962,295
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	40,687	866,226
Middleby Corp. (The)* (Machinery)	0.3%	3,799	663,609
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.6%	3,989	1,137,583
Nordson Corp. (Machinery)	0.5%	3,692	938,469
Paylocity Holding Corp.* (Software)	0.4%	2,685	677,533
Regal Rexnord Corp. (Electrical Equipment)	0.4%	4,624	731,054
Repligen Corp.* (Life Sciences Tools & Services)	0.6%	3,492	1,000,458
RH* (Specialty Retail)	0.4%	1,163	678,238
RPM International, Inc. (Chemicals)	0.5%	8,864	806,979
Service Corp. International (Diversified Consumer Services)	0.4%	11,446	757,267
Signature Bank (Banks)	0.7%	4,142	1,252,127
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	0.7%	3,570	1,170,103
Steel Dynamics, Inc. (Metals & Mining)	0.4%	13,244	791,991
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	2,404	678,505
Syneos Health, Inc.* (Life Sciences Tools & Services)	0.4%	7,068	686,727
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	0.4%	15,618	806,357
Tetra Tech, Inc. (Commercial Services & Supplies)	0.4%	3,693	682,023
Toro Co. (The) (Machinery)	0.4%	7,313	735,395
Trex Co., Inc.* (Building Products)	0.6%	7,878	1,045,962
Williams-Sonoma, Inc. (Specialty Retail)	0.6%	5,131	999,724
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	0.5%	7,887	967,104
Other Common Stocks (b)	67.8%	2,495,685	121,089,559
Total Common Stocks (Cost $142,849,584)			162,191,773

See accompanying notes to the financial statements.

56 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $409,081)	0.2%	409,081	$409,081
		Principal Amount
Short-term investments — 16.6%
Repurchase Agreements (d) — 16.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $29,672,474 (Cost $29,672,451)		$29,672,451	29,672,451
Total Investments — 107.6% (Cost $172,931,116)			192,273,305
Liabilities in excess of other assets — (7.6%)			(13,644,154)
Net Assets — 100.0%			$178,629,151

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $55,121,904.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $2,436,020, collateralized in the form of cash with a value of $409,081 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,186,678 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $2,595,759.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $409,081.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,943,862
Aggregate gross unrealized depreciation	(20,961,032)
Net unrealized appreciation	$4,982,830
Federal income tax cost	$173,783,307

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	33	12/17/2021	USD	$8,930,460	$149,210

Swap Agreementsa

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
25,358,381	5/8/2023	Bank of America NA	0.47%	S&P MidCap 400®	(1,583,991)	1,571,840	12,151	—
54,378,857	5/8/2023	BNP Paribas SA	0.52%	S&P MidCap 400®	(4,116,468)	4,080,610	35,858	—
19,767,728	4/10/2023	Citibank NA	0.47%	S&P MidCap 400®	(1,324,341)	1,287,823	36,518	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 57

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
16,669,032	3/7/2023	Goldman Sachs International	0.57%	S&P MidCap 400®	(1,242,842)
25,422,112	3/7/2023	Goldman Sachs International	0.34%	SPDR® S&P MidCap 400® ETF Trust	(2,817,263)
42,091,144					(4,060,105)	3,754,939	305,166	—
2,489,249	11/7/2022	Morgan Stanley & Co. International plc	0.00%	S&P MidCap 400®	270,889	—	(270,889)	—
20,084,640	3/7/2023	Societe Generale	0.34%	S&P MidCap 400®	(1,417,838)	1,412,384	5,454	—
21,959,026	3/7/2023	UBS AG	0.42%	S&P MidCap 400®	(1,424,524)	1,383,711	40,813	—
186,129,025					(13,656,378)
				Total Unrealized Appreciation	270,889
				Total Unrealized Depreciation	(13,927,267)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	0.9%
Air Freight & Logistics	0.4%
Airlines	0.2%
Auto Components	1.6%
Automobiles	0.4%
Banks	6.5%
Beverages	0.2%
Biotechnology	1.3%
Building Products	2.5%
Capital Markets	2.6%
Chemicals	2.4%
Commercial Services & Supplies	1.5%
Communications Equipment	0.7%
Construction & Engineering	1.3%
Construction Materials	0.2%

See accompanying notes to the financial statements.

58 :: MVV ULTRA MIDCAP400 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Consumer Finance	0.5%
Containers & Packaging	0.7%
Diversified Consumer Services	0.8%
Diversified Telecommunication Services	0.2%
Electric Utilities	0.9%
Electrical Equipment	1.8%
Electronic Equipment, Instruments & Components	2.9%
Energy Equipment & Services	0.3%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	8.8%
Food & Staples Retailing	1.1%
Food Products	1.5%
Gas Utilities	1.1%
Health Care Equipment & Supplies	3.2%
Health Care Providers & Services	2.6%
Hotels, Restaurants & Leisure	2.6%
Household Durables	1.6%
Household Products	0.1%
Insurance	3.3%
Interactive Media & Services	0.4%
IT Services	1.4%
Leisure Products	1.2%
Life Sciences Tools & Services	1.2%
Machinery	4.5%
Marine	0.1%
Media	0.9%
Metals & Mining	1.9%
Multiline Retail	0.5%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	1.6%
Paper & Forest Products	0.2%
Personal Products	0.2%
Pharmaceuticals	0.5%
Professional Services	1.4%
Real Estate Management & Development	0.5%
Road & Rail	2.0%
Semiconductors & Semiconductor Equipment	4.4%
Software	3.4%
Specialty Retail	3.4%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	1.7%
Thrifts & Mortgage Finance	0.7%
Trading Companies & Distributors	0.8%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[a]	9.2%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA MIDCAP400 MVV :: 59

Investments	Principal Amount	Value
Short-Term Investments — 72.1%
Repurchase Agreements (a) — 72.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $3,512,597 (Cost $3,512,594)	$3,512,594	$3,512,594
Total Investments — 72.1% (Cost $3,512,594)		3,512,594
Other assets less liabilities — 27.9%		1,360,648
Net Assets — 100.0%		$4,873,242

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,821,032)
Net unrealized depreciation	$(1,821,032)
Federal income tax cost	$3,512,594

Swap Agreementsa,f

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
5,643,111	11/9/2022	Bank of America NA	0.37%	iShares® MSCI Brazil Capped ETF	(1,614,373)	—	1,614,373	—
473,936	4/10/2023	Citibank NA	0.37%	iShares® MSCI Brazil Capped ETF	(23,320)	—	23,320	—
669,269	3/7/2023	Goldman Sachs International	(0.93)%	iShares® MSCI Brazil Capped ETF	(24,646)	—	24,646	—
77,044	4/10/2023	Morgan Stanley & Co. International plc	0.42%	iShares® MSCI Brazil Capped ETF	(3,793)	—	3,793	—
886,393	3/7/2023	Societe Generale	0.07%	iShares® MSCI Brazil Capped ETF	(44,421)	—	40,000	(4,421)
2,020,259	3/7/2023	UBS AG	0.07%	iShares® MSCI Brazil Capped ETF	(110,479)	—	110,479	—
9,770,012					(1,821,032)
				Total Unrealized Depreciation	(1,821,032)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

60 :: UBR ULTRA MSCI BRAZIL CAPPED :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 75.5%
Repurchase Agreements (a) — 75.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $10,025,695 (Cost $10,025,687)	$10,025,687	$10,025,687
Total Investments — 75.5% (Cost $10,025,687)		10,025,687
Other assets less liabilities — 24.5%		3,245,383
Net Assets — 100.0%		$13,271,070

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,194
Aggregate gross unrealized depreciation	(1,128,288)
Net unrealized depreciation	$(1,033,094)
Federal income tax cost	$10,025,687

Swap Agreementsa,f

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
9,467,948	11/9/2022	Bank of America NA	0.37%	iShares® MSCI EAFE ETF	95,194	(95,194)	—	—
7,255,115	4/10/2023	Citibank NA	0.47%	iShares® MSCI EAFE ETF	(455,313)	—	455,313	—
21,119	3/7/2023	Goldman Sachs International	0.67%	iShares® MSCI EAFE ETF	(9,563)	—	9,563	—
2,816	11/9/2023	Morgan Stanley & Co. International plc	0.57%	iShares® MSCI EAFE ETF	(153)	—	153	—
6,148,474	3/7/2023	Societe Generale	0.57%	iShares® MSCI EAFE ETF	(409,004)	—	409,004	—
3,687,395	3/7/2023	UBS AG	0.27%	iShares® MSCI EAFE ETF	(254,255)	—	254,255	—
26,582,867					(1,033,094)
				Total Unrealized Appreciation	95,194
				Total Unrealized Depreciation	(1,128,288)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA MSCI EAFE EFO :: 61

Investments	Principal Amount	Value
Short-Term Investments — 74.6%
Repurchase Agreements (a) — 74.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $37,207,889 (Cost $37,207,859)	$37,207,859	$37,207,859
Total Investments — 74.6% (Cost $37,207,859)		37,207,859
Other assets less liabilities — 25.4%		12,636,858
Net Assets — 100.0%		$49,844,717
(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(8,567,844)
Net unrealized depreciation	$(8,567,844)
Federal income tax cost	$37,207,859

Swap Agreementsa,f

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
30,922,528	5/8/2023	Bank of America NA	0.32%	iShares® MSCI Emerging Markets ETF	(1,657,545)	—	1,657,545	—
11,914	4/10/2023	Citibank NA	0.22%	iShares® MSCI Emerging Markets ETF	(575)	—	575	—
64,335	3/7/2023	Goldman Sachs International	0.37%	iShares® MSCI Emerging Markets ETF	(3,375)	—	3,375	—
116,756	4/10/2023	Morgan Stanley & Co. International plc	0.32%	iShares® MSCI Emerging Markets ETF	(5,641)	—	5,641	—
6,964,866	3/7/2023	Societe Generale	(0.18)%	iShares® MSCI Emerging Markets ETF	(347,458)	—	347,458	—
61,827,184	11/9/2022	UBS AG	(0.13)%	iShares® MSCI Emerging Markets ETF	(6,553,250)	—	6,553,250	—
99,907,583					(8,567,844)
				Total Unrealized Depreciation	(8,567,844)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

62 :: EET ULTRA MSCI EMERGING MARKETS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA MSCI EMERGING MARKETS EET :: 63

Investments	Shares	Value
Exchange Traded Funds — 12.5%
iShares MSCI Japan ETF (Cost $1,121,969)	16,500	$1,094,444
	Principal Amount
Short-Term Investments — 60.4%
Repurchase Agreements (a) — 60.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $5,286,490 (Cost $5,286,488)	$5,286,488	5,286,488
Total Investments — 72.9% (Cost $6,408,457)		6,380,932
Other assets less liabilities — 27.1%		2,366,410
Net Assets — 100.0%		$8,747,342

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(709,856)
Net unrealized depreciation	$(709,856)
Federal income tax cost	$6,488,271

Swap Agreementsa,f

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
39,138	12/14/2023	Bank of America NA	0.42%	iShares® MSCI Japan ETF	(1,274)	—	1,274	—
10,770,934	12/12/2022	Citibank NA	0.57%	iShares® MSCI Japan ETF	(236,105)	—	236,105	—
107,195	12/14/2023	Credit Suisse International	0.77%	iShares® MSCI Japan ETF	(3,526)	—	3,526	—
4,841,414	3/7/2023	Goldman Sachs International	0.57%	iShares® MSCI Japan ETF	(313,368)	—	313,368	—
189,428	11/9/2023	Morgan Stanley & Co. International plc	0.67%	iShares® MSCI Japan ETF	(6,312)	—	6,312	—
461,087	3/7/2023	Societe Generale	0.22%	iShares® MSCI Japan ETF	(27,038)	—	17,000	(10,038)
(5,768)	12/14/2023	UBS AG	(0.07)%	iShares® MSCI Japan ETF	(14,894)	—	14,894	—
16,403,428					(602,517)
				Total Unrealized Depreciation	(602,517)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

64 :: EZJ ULTRA MSCI JAPAN :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTSPROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA MSCI JAPAN EZJ :: 65

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 92.9%
Allakos, Inc.* (Biotechnology)	0.4%	9,849	$771,669
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1.9%	21,674	3,983,681
Amgen, Inc. (Biotechnology)	7.4%	79,712	15,853,124
Apellis Pharmaceuticals, Inc.* (Biotechnology)	0.3%	17,505	736,610
Argenx SE, ADR* (Biotechnology)	0.7%	5,069	1,415,315
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.6%	19,012	1,331,791
Arvinas, Inc.* (Pharmaceuticals)	0.3%	8,965	677,844
Ascendis Pharma A/S, ADR* (Biotechnology)	0.6%	9,538	1,306,897
AstraZeneca plc, ADR (Pharmaceuticals)	1.5%	56,944	3,122,240
Beam Therapeutics, Inc.* (Biotechnology)	0.5%	12,097	957,478
BeiGene Ltd., ADR* (Biotechnology)	1.5%	9,285	3,226,816
Biogen, Inc.* (Biotechnology)	2.9%	26,518	6,251,353
BioMarin Pharmaceutical, Inc.* (Biotechnology)	1.4%	33,427	2,884,416
BioNTech SE, ADR*(b) (Biotechnology)	2.5%	14,983	5,270,120
Blueprint Medicines Corp.* (Biotechnology)	0.5%	10,684	1,027,801
Bridgebio Pharma, Inc.* (Biotechnology)	0.5%	27,308	1,105,974
CRISPR Therapeutics AG* (Biotechnology)	0.5%	13,897	1,110,370
Denali Therapeutics, Inc.* (Biotechnology)	0.5%	22,179	1,026,001
Exelixis, Inc.* (Biotechnology)	0.5%	57,435	964,334
Fate Therapeutics, Inc.* (Biotechnology)	0.4%	17,347	954,258
Gilead Sciences, Inc. (Biotechnology)	7.3%	227,519	15,682,885
Guardant Health, Inc.*(b) (Health Care Providers & Services)	0.9%	18,463	1,940,830
Halozyme Therapeutics, Inc.* (Biotechnology)	0.4%	25,955	853,400
Horizon Therapeutics plc* (Biotechnology)	2.0%	41,190	4,273,874
Illumina, Inc.* (Life Sciences Tools & Services)	4.9%	28,397	10,374,276
Incyte Corp.* (Biotechnology)	1.3%	40,261	2,726,475
Intellia Therapeutics, Inc.* (Biotechnology)	0.7%	13,397	1,540,789
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Ionis Pharmaceuticals, Inc.* (Biotechnology)	0.3%	25,731	$681,871
Jazz Pharmaceuticals plc* (Pharmaceuticals)	0.6%	11,189	1,341,226
Karuna Therapeutics, Inc.* (Biotechnology)	0.3%	5,385	688,741
Kodiak Sciences, Inc.* (Biotechnology)	0.4%	9,388	862,194
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.6%	6,532	1,354,802
Mirati Therapeutics, Inc.* (Biotechnology)	0.6%	9,413	1,287,416
Moderna, Inc.* (Biotechnology)	7.9%	47,724	16,819,369
Neurocrine Biosciences, Inc.* (Biotechnology)	0.7%	17,251	1,436,146
Novavax, Inc.*(b) (Biotechnology)	1.3%	13,577	2,832,570
Pacific Biosciences of California, Inc.* (Life Sciences Tools & Services)	0.4%	40,193	932,880
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5.7%	19,064	12,134,808
Royalty Pharma plc, Class A (Pharmaceuticals)	1.5%	77,853	3,096,214
Sanofi, ADR (Pharmaceuticals)	1.0%	42,495	2,021,487
Sarepta Therapeutics, Inc.* (Biotechnology)	0.6%	14,555	1,176,190
Seagen, Inc.* (Biotechnology)	2.5%	33,173	5,307,680
Syneos Health, Inc.* (Life Sciences Tools & Services)	0.9%	18,871	1,833,506
Twist Bioscience Corp.* (Biotechnology)	0.4%	8,985	858,068
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	0.4%	12,365	930,219
United Therapeutics Corp.* (Biotechnology)	0.7%	8,190	1,552,005
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3.9%	44,876	8,389,119
Vir Biotechnology, Inc.* (Biotechnology)	0.5%	23,817	1,129,402
Zai Lab Ltd., ADR* (Biotechnology)	0.4%	12,642	875,459
Zentalis Pharmaceuticals, Inc.* (Biotechnology)	0.3%	8,219	674,369
Other Common Stocks (b)	18.1%	2,855,301	38,698,381
Total Common Stocks (Cost $238,086,819)			198,284,743

See accompanying notes to the financial statements.

66 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	No. of Rights	Value
Rights — 0.0% (c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	0.0%	25,307	$11,641
Contra Costa County Board of Education, CVR*(b)(d)(e)	0.0%	835	—
Total Rights (Cost $11,641)			11,641
		Shares
Securities Lending Reinvestments (f) — 0.8%
Investment Companies — 0.8%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,763,417)	0.8%	1,763,417	1,763,417
		Principal Amount
Short-Term Investments — 7.6%
Repurchase Agreements (g) — 7.6%

Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $16,260,737 (Cost $16,260,723)	$16,260,723	16,260,723
Total Investments — 101.3% (Cost $256,122,600)		216,320,524
Liabilities in excess of other assets — (1.3%)		(2,794,542)
Net Assets — 100.0%		$213,525,982

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $57,282,972.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $4,766,994, collateralized in the form of cash with a value of $1,763,417 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,070,684 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - November 15, 2050. The total value of collateral is $4,834,101.

(c)  Represents less than 0.05% of net assets.

(d)  Illiquid security.

(e)  Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $1,763,417.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,717,294
Aggregate gross unrealized depreciation	(64,355,533)
Net unrealized depreciation	$(50,638,239)
Federal income tax cost	$258,855,738

Swap Agreementsa

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
33,518,991	5/8/2023	Bank of America NA	0.22%	NASDAQ Biotechnology Index®	(2,169,183)	1,680,631	488,552	—
45,872,380	4/10/2023	Citibank NA	0.22%	NASDAQ Biotechnology Index®	(253,682)	216,612	37,070	—
39,005,659	3/7/2023	Goldman Sachs International	0.67%	NASDAQ Biotechnology Index®	(1,960,158)	—	1,960,158	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA NASDAQ BIOTECHNOLOGY BIB :: 67

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
10,201,848	11/7/2022	Morgan Stanley & Co. International plc	0.52%	NASDAQ Biotechnology Index®	(1,457)	—	1,457	—
35,052,383	3/7/2023	Societe Generale	0.42%	NASDAQ Biotechnology Index®	(1,285,406)	1,277,423	7,983	—
65,610,010	3/7/2023	UBS AG	0.07%	NASDAQ Biotechnology Index®	(2,433,139)	2,307,511	125,628	—
229,261,271					(8,103,025)
				Total Unrealized Depreciation	(8,103,025)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra Nasdaq Biotechnology invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Biotechnology	76.8%
Diversified Financial Services	0.0%
Health Care Providers & Services	1.1%
Life Sciences Tools & Services	7.5%
Pharmaceuticals	7.5%
Other[a]	7.1%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

68 :: BIB ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks — 57.8%
Communications Equipment — 4.0%
Arista Networks, Inc.*	516	$64,015
Cisco Systems, Inc.	541	29,669
		93,684
Diversified Telecommunication Services — 1.7%
Lumen Technologies, Inc.	3,242	40,006
Health Care Technology — 0.4%
Tabula Rasa HealthCare, Inc.*	255	2,899
Veeva Systems, Inc., Class A*	24	6,782
		9,681
Interactive Media & Services — 2.0%
Alphabet, Inc., Class A*	17	48,245
Internet & Direct Marketing Retail — 3.6%
Alibaba Group Holding Ltd., ADR*	287	36,601
Amazon.com, Inc.*	14	49,099
		85,700
IT Services — 14.6%
Akamai Technologies, Inc.*	282	31,781
Cloudflare, Inc., Class A*	66	12,424
DigitalOcean Holdings, Inc.*	776	78,229
Fastly, Inc., Class A*	549	22,377
International Business Machines Corp.	177	20,727
Kingsoft Cloud Holdings Ltd., ADR*	1,487	25,695
MongoDB, Inc.*	102	50,806
Rackspace Technology, Inc.*	3,425	48,841
Shopify, Inc., Class A*	16	24,349
Snowflake, Inc., Class A*	26	8,844
Twilio, Inc., Class A*	67	19,172
		343,245
Software — 27.1%
Adobe, Inc.*	36	24,115
Anaplan, Inc.*	133	5,694
Appfolio, Inc., Class A*	68	8,193
Appian Corp.*	149	11,078
Asana, Inc., Class A*	106	11,019
Atlassian Corp. plc, Class A*	65	24,461
Avalara, Inc.*	44	6,146
Blackline, Inc.*	73	8,034
Box, Inc., Class A*	309	7,234
Citrix Systems, Inc.	310	24,933
Coupa Software, Inc.*	33	6,490
Crowdstrike Holdings, Inc., Class A*	28	6,080
Datadog, Inc., Class A*	58	10,341
DocuSign, Inc.*	27	6,652
Domo, Inc., Class B*	178	12,878
Investments	Shares	Value
Common Stocks (continued)
Dropbox, Inc., Class A*	251	$6,177
Elastic NV*	50	7,773
Everbridge, Inc.*	51	5,784
HubSpot, Inc.*	35	28,242
Intuit, Inc.	14	9,132
Microsoft Corp.	158	52,233
MicroStrategy, Inc., Class A*	34	24,529
Mimecast Ltd.*	114	9,234
Momentive Global, Inc.*	407	8,315
Open Text Corp.	145	6,874
Oracle Corp.	537	48,727
Palo Alto Networks, Inc.*	17	9,298
Paycom Software, Inc.*	16	7,000
Paylocity Holding Corp.*	30	7,570
Q2 Holdings, Inc.*	91	7,307
Qualys, Inc.*	68	8,860
RingCentral, Inc., Class A*	95	20,518
salesforce.com, Inc.*	90	25,646
SAP SE, ADR	106	13,615
ServiceNow, Inc.*	37	23,965
Smartsheet, Inc., Class A*	100	6,400
Splunk, Inc.*	157	18,997
Sprout Social, Inc., Class A*	66	7,371
VMware, Inc., Class A	392	45,762
Workday, Inc., Class A*	29	7,953
Workiva, Inc.*	171	23,849
Zendesk, Inc.*	65	6,637
Zoom Video Communications, Inc., Class A*	28	5,919
Zscaler, Inc.*	29	10,062
		637,097
Technology Hardware, Storage & Peripherals — 4.4%
Hewlett Packard Enterprise Co.	1,548	22,214
NetApp, Inc.	269	23,909
Pure Storage, Inc., Class A*	1,853	57,387
		103,510
Total Common Stocks (Cost $1,324,842)		1,361,168
	Principal Amount
Short-Term Investments — 1.6%
Repurchase Agreements (a) — 1.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $37,532 (Cost $37,532)	$37,532	37,532
Total Investments — 59.4% (Cost $1,362,374)		1,398,700
Other assets less liabilities — 40.6%		955,093
Net Assets — 100.0%		$2,353,793

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA NASDAQ CLOUD COMPUTING SKYU :: 69

*  Non-income producing security.

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR  American Depositary Receipt

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$544,002
Aggregate gross unrealized depreciation	(311,167)
Net unrealized appreciation	$232,835
Federal income tax cost	$1,362,525

Swap Agreementsa

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
1,699,929	11/7/2022	Bank of America NA	0.17%	ISE Cloud Computing Index	352,611	(352,611)	—	—
1,327,472	3/7/2023	Goldman Sachs International	0.67%	ISE Cloud Computing Index	(151,765)	—	151,765	—
325,899	11/7/2022	UBS AG	0.62%	ISE Cloud Computing Index	(4,186)	—	4,186	—
3,353,300					196,660
				Total Unrealized Appreciation	352,611
				Total Unrealized Depreciation	(155,951)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

70 :: SKYU ULTRA NASDAQ CLOUD COMPUTING :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Exchange Traded Funds — 3.1%
First Trust NASDAQ Cybersecurity ETF (Cost $144,519)	3,000	$155,521
	Principal Amount
Short-Term Investments — 62.9%
Repurchase Agreements (a) — 62.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $3,132,278 (Cost $3,132,276)	$3,132,276	3,132,276
Total Investments — 66.0% (Cost $3,276,795)		3,287,797
Other assets less liabilities — 34.0%		1,694,976
Net Assets — 100.0%		$4,982,773

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$435,055
Aggregate gross unrealized depreciation	(249,392)
Net unrealized appreciation	$185,663
Federal income tax cost	$3,276,795

Swap Agreementsa

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,366,253	11/7/2022	Bank of America NA	0.32%	First Trust Nasdaq Cybersecurity ETF	424,053	(424,053)	—	—
1,583,366	3/7/2023	Goldman Sachs International	0.67%	First Trust Nasdaq Cybersecurity ETF	(116,550)	—	116,550	—
3,880,733	11/7/2022	UBS AG	0.57%	First Trust Nasdaq Cybersecurity ETF	(132,842)	—	132,842	—
9,830,352					174,661
				Total Unrealized Appreciation	424,053
				Total Unrealized Depreciation	(249,392)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA NASDAQ CYBERSECURITY UCYB :: 71

Investments	Shares	Value
Common Stocks (a) — 87.4%
Electric Utilities — 0.5%
OGE Energy Corp.	26,213	$899,630
Electrical Equipment — 1.5%
Plug Power, Inc.*	67,692	2,697,526
Energy Equipment & Services — 6.4%
Baker Hughes Co.	108,478	2,531,877
Halliburton Co.	116,602	2,517,437
NOV, Inc.*	51,161	609,839
Schlumberger NV	183,112	5,251,652
TechnipFMC plc*	55,482	314,583
		11,225,388
Oil, Gas & Consumable Fuels — 78.2%
APA Corp.	49,499	1,275,589
Cheniere Energy, Inc.	30,878	3,236,323
Chevron Corp.	253,221	28,581,054
ConocoPhillips	175,338	12,296,454
Continental Resources, Inc. (b)	7,703	341,551
Coterra Energy, Inc.	106,403	2,136,572
Devon Energy Corp.	82,443	3,467,553
Diamondback Energy, Inc.	22,281	2,378,051
DT Midstream, Inc.	12,681	581,678
EOG Resources, Inc.	76,453	6,651,411
EQT Corp.*	39,580	769,039
Equitrans Midstream Corp.	53,240	512,169
Exxon Mobil Corp.	554,446	33,178,050
Hess Corp.	36,066	2,687,638
HollyFrontier Corp.	19,581	632,858
Kinder Morgan, Inc.	255,224	3,945,763
Marathon Oil Corp.	103,234	1,599,095
Marathon Petroleum Corp.	83,584	5,086,086
New Fortress Energy, Inc.	5,416	134,804
Occidental Petroleum Corp.	116,151	3,443,877
ONEOK, Inc.	58,353	3,491,844
Ovintiv, Inc.	34,184	1,188,236
Phillips 66	57,350	3,966,900
Pioneer Natural Resources Co.	29,707	5,297,352
Targa Resources Corp.	29,938	1,545,699
Texas Pacific Land Corp.	808	976,686
Valero Energy Corp.	53,533	3,583,499
Williams Cos., Inc. (The)	159,084	4,261,860
		137,247,691
Semiconductors & Semiconductor Equipment — 0.8%
First Solar, Inc.*	12,948	1,341,413
Total Common Stocks (Cost $144,493,995)		153,411,648
Investments	Shares	Value
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $159,838)	159,838	$159,838
	Principal Amount
Short-Term Investments — 19.1%
Repurchase Agreements (d) — 19.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $33,459,581 (Cost $33,459,556)	$33,459,556	33,459,556
Total Investments — 106.6% (Cost $178,113,389)		187,031,042
Liabilities in excess of other assets — (6.6%)		(11,589,481)
Net Assets — 100.0%		$175,441,561

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $67,531,804.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $216,158, collateralized in the form of cash with a value of $159,838 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $71,974 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.13%, and maturity dates ranging from January 27, 2022 - February 15, 2050. The total value of collateral is $231,812.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $159,838.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,646,976
Aggregate gross unrealized depreciation	(19,521,393)
Net unrealized depreciation	$(5,874,417)
Federal income tax cost	$179,786,691

See accompanying notes to the financial statements.

72 :: DIG ULTRA OIL & GAS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
37,314,602	5/8/2023	Bank of America NA	0.37%	Dow Jones U.S. Oil & GasSM Index	(1,968,805)	1,968,784	21	—
54,027,901	11/6/2023	Citibank NA	0.37%	Dow Jones U.S. Oil & GasSM Index	(2,248,337)	2,189,162	59,175	—
21,211,401	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. Oil & GasSM Index	(4,693,962)	4,668,136	25,826	—
14,133,627	11/7/2022	Morgan Stanley & Co. International plc	(0.09)%	Dow Jones U.S. Oil & GasSM Index	1,982,352	—	(1,982,352)	—
33,964,544	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. Oil & GasSM Index	(2,829,156)	2,817,010	12,146	—
37,383,101	3/7/2023	UBS AG	0.07%	Dow Jones U.S. Oil & GasSM Index	(3,360,860)	3,340,189	20,671	—
198,035,176					(13,118,768)
				Total Unrealized Appreciation	1,982,352
				Total Unrealized Depreciation	(15,101,120)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA OIL & GAS DIG :: 73

Investments	Shares	Value
Common Stocks (a) — 90.1%
Automobiles — 5.5%
Tesla, Inc.*	296,158	$339,029,832
Beverages — 1.8%
Keurig Dr Pepper, Inc.	515,391	17,518,140
Monster Beverage Corp.*	192,201	16,102,600
PepsiCo, Inc.	502,537	80,295,362
		113,916,102
Biotechnology — 3.2%
Amgen, Inc.	206,472	41,063,151
Biogen, Inc.*	54,161	12,767,914
Gilead Sciences, Inc.	455,888	31,424,360
Incyte Corp.*	80,301	5,437,984
Moderna, Inc.*	146,637	51,679,278
Regeneron Pharmaceuticals, Inc.*	38,218	24,326,904
Seagen, Inc.*	66,157	10,585,120
Vertex Pharmaceuticals, Inc.*	94,332	17,634,424
		194,919,135
Commercial Services & Supplies — 0.5%
Cintas Corp.	37,440	15,806,793
Copart, Inc.*	86,004	12,484,341
		28,291,134
Communications Equipment — 1.4%
Cisco Systems, Inc.	1,532,142	84,022,667
Electric Utilities — 0.7%
American Electric Power Co., Inc.	181,897	14,742,752
Exelon Corp.	355,539	18,747,571
Xcel Energy, Inc.	195,775	12,476,741
		45,967,064
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	49,992	9,466,485
Entertainment — 2.3%
Activision Blizzard, Inc.	282,781	16,570,967
Electronic Arts, Inc.	103,481	12,854,410
NetEase, Inc., ADR	109,311	11,776,074
Netflix, Inc.*	160,927	103,299,041
		144,500,492
Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	160,655	86,654,094
Walgreens Boots Alliance, Inc.	314,511	14,090,093
		100,744,187
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 0.7%
Kraft Heinz Co. (The)	444,813	$14,950,165
Mondelez International, Inc., Class A	508,247	29,956,078
		44,906,243
Health Care Equipment & Supplies — 1.6%
Align Technology, Inc.*	28,717	17,561,307
Dexcom, Inc.*	35,167	19,784,603
IDEXX Laboratories, Inc.*	30,931	18,808,213
Intuitive Surgical, Inc.*	129,804	42,100,629
		98,254,752
Health Care Technology — 0.1%
Cerner Corp.	107,451	7,569,923
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.*	14,933	31,386,926
Marriott International, Inc., Class A*	118,411	17,472,727
Starbucks Corp.	428,718	47,004,642
Trip.com Group Ltd., ADR*	192,046	5,281,265
		101,145,560
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	251,034	50,769,116
Interactive Media & Services — 10.2%
Alphabet, Inc., Class A*	71,960	204,218,882
Alphabet, Inc., Class C*	76,495	217,937,315
Baidu, Inc., ADR*	91,872	13,766,100
Match Group, Inc.*	100,616	13,079,074
Meta Platforms, Inc., Class A*	569,573	184,803,656
		633,805,027
Internet & Direct Marketing Retail — 8.0%
Amazon.com, Inc.*	121,025	424,443,147
eBay, Inc.	236,323	15,942,349
JD.com, Inc., ADR*	287,072	24,145,626
MercadoLibre, Inc.*	18,082	21,488,830
Pinduoduo, Inc., ADR*	138,884	9,235,786
		495,255,738
IT Services — 3.1%
Automatic Data Processing, Inc.	153,842	35,520,579
Cognizant Technology Solutions Corp., Class A	191,120	14,903,538
Fiserv, Inc.*	240,721	23,234,391
Okta, Inc.*	52,155	11,225,321
Paychex, Inc.	130,834	15,595,413

See accompanying notes to the financial statements.

74 :: QLD ULTRA QQQ :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
PayPal Holdings, Inc.*	427,241	$78,992,588
VeriSign, Inc.*	40,671	9,757,380
		189,229,210
Leisure Products — 0.1%
Peloton Interactive, Inc., Class A*	98,739	4,344,516
Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	56,908	20,790,200
Machinery — 0.2%
PACCAR, Inc.	126,229	10,530,023
Media — 2.3%
Charter Communications, Inc., Class A*(b)	66,804	43,174,089
Comcast Corp., Class A	1,665,391	83,236,242
Fox Corp., Class A	117,586	4,198,996
Fox Corp., Class B	91,398	3,070,973
Sirius XM Holdings, Inc. (b)	1,472,727	8,983,635
		142,663,935
Multiline Retail — 0.2%
Dollar Tree, Inc.*	81,774	10,943,814
Professional Services — 0.2%
Verisk Analytics, Inc.	58,659	13,190,649
Road & Rail — 0.5%
CSX Corp.	819,311	28,397,319
Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices, Inc.*	440,976	69,837,369
Analog Devices, Inc.	195,412	35,223,013
Applied Materials, Inc.	328,227	48,311,732
ASML Holding NV, NYRS	29,605	23,432,654
Broadcom, Inc.	149,166	82,590,231
Intel Corp.	1,475,112	72,575,510
KLA Corp.	55,539	22,667,132
Lam Research Corp.	51,609	35,086,379
Marvell Technology, Inc.	299,547	21,318,760
Microchip Technology, Inc.	199,278	16,625,764
Micron Technology, Inc.	409,310	34,382,040
NVIDIA Corp.	909,116	297,062,744
NXP Semiconductors NV	96,363	21,523,640
QUALCOMM, Inc.	410,202	74,066,073
Investments	Shares	Value
Common Stocks (a) (continued)
Skyworks Solutions, Inc.	60,040	$9,105,666
Texas Instruments, Inc.	335,501	64,540,327
Xilinx, Inc.	89,973	20,554,332
		948,903,366
Software — 15.3%
Adobe, Inc.*	173,232	116,039,455
ANSYS, Inc.*	31,727	12,420,486
Atlassian Corp. plc, Class A*	49,923	18,787,023
Autodesk, Inc.*	80,003	20,335,963
Cadence Design Systems, Inc.*	100,646	17,860,639
Check Point Software Technologies Ltd.*	48,289	5,375,049
Crowdstrike Holdings, Inc., Class A*	72,442	15,730,056
DocuSign, Inc.*	70,848	17,454,113
Intuit, Inc.	99,358	64,811,223
Microsoft Corp.	1,795,662	593,627,901
Splunk, Inc.*	59,621	7,214,141
Synopsys, Inc.*	55,448	18,907,768
Workday, Inc., Class A*	69,454	19,046,370
Zoom Video Communications, Inc., Class A*	87,551	18,509,157
		946,119,344
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.*	25,069	15,998,033
Ross Stores, Inc.	129,858	14,166,209
		30,164,242
Technology Hardware, Storage & Peripherals — 10.6%
Apple, Inc.	3,950,361	652,994,673
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	45,409	20,634,304
Trading Companies & Distributors — 0.2%
Fastenal Co.	208,975	12,365,051
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.*	453,761	49,373,734
Total Common Stocks (Cost $5,124,455,726)		5,573,207,837
Securities Lending Reinvestments(c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $6,158,913)	6,158,913	6,158,913

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA QQQ QLD :: 75

Investments	Principal Amount	Value
Short-Term Investments — 8.0%
Repurchase Agreements (d) — 1.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $97,108,760 (Cost $97,108,684)	$97,108,684	$97,108,684
U.S. Treasury Obligations — 6.4%
U.S. Treasury Bills 0.07%, 7/14/2022(e) (Cost $399,837,500)	400,000,000	399,724,376
Total Short-Term Investments (Cost $496,946,184)		496,833,060
Total Investments — 98.2% (Cost $5,627,560,823)		6,076,199,810
Other assets less liabilities — 1.8%		110,409,052
Net Assets — 100.0%		$6,186,608,862

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $872,909,949.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $10,001,402, collateralized in the form of cash with a value of $6,158,913 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,560,309 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $10,719,222.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $6,158,913.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)  The rate shown was the current yield as of November 30, 2021.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$827,515,083
Aggregate gross unrealized depreciation	(307,760,999)
Net unrealized appreciation	$519,754,084
Federal income tax cost	$5,631,327,880

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	2,336	12/17/2021	USD	$754,551,360	$30,881,162

Swap Agreementsa

Ultra QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
278,409,164	11/6/2023	Bank of America NA	0.67%	NASDAQ-100 Index®	5,395,157	(5,395,157)	—	—
983,645,683	5/8/2023	BNP Paribas SA	0.72%	NASDAQ-100 Index®	(18,007,822)	17,355,492	652,330	—
876,374,087	4/10/2023	Citibank NA	0.73%	NASDAQ-100 Index®	(9,683,061)	9,065,077	617,984	—
630,704,705	4/10/2023	Credit Suisse International	0.67%	NASDAQ-100 Index®	(7,742,100)	—	7,742,100	—

See accompanying notes to the financial statements.

76 :: QLD ULTRA QQQ :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
541,973,281	3/7/2023	Goldman Sachs International	0.67%	NASDAQ-100 Index®	(8,379,205)
603,247,132	3/7/2023	Goldman Sachs International	0.47%	PowerShares QQQ TrustSM, Series 1	(13,033,211)
1,145,220,413					(21,412,416)	19,316,738	2,095,678	—
343,098,067	5/8/2023	J.P. Morgan Securities	0.47%	NASDAQ-100 Index®	(4,169,183)	160,320	4,008,863	—
294,330,396	11/7/2022	Morgan Stanley & Co. International plc	0.47%	PowerShares QQQ TrustSM, Series 1	89,149,254
327,526,904	11/7/2022	Morgan Stanley & Co. International plc	0.47%	NASDAQ-100 Index®	36,203,189
621,857,300					125,352,443	—	(125,352,443)	—
357,104,046	3/7/2023	Societe Generale	0.87%	NASDAQ-100 Index®	(15,256,433)	15,252,565	3,868	—
812,040,174	3/7/2023	UBS AG	0.87%	NASDAQ-100 Index®	(10,475,593)	10,287,079	188,514	—
6,048,453,639					44,000,992
				Total Unrealized Appreciation	130,747,600
				Total Unrealized Depreciation	(86,746,608)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA QQQ QLD :: 77

Investments	Shares	Value
Common Stocks (a) — 80.0%
Equity Real Estate Investment Trusts (REITs) — 72.6%
Alexandria Real Estate Equities, Inc.	9,187	$1,838,043
American Campus Communities, Inc.	9,219	476,991
American Homes 4 Rent, Class A	18,146	727,473
American Tower Corp.	30,155	7,915,084
Americold Realty Trust	17,107	558,372
Apartment Income REIT Corp.	10,399	527,853
AvalonBay Communities, Inc.	9,249	2,209,309
Boston Properties, Inc.	9,416	1,015,421
Brixmor Property Group, Inc.	19,676	447,432
Camden Property Trust	6,662	1,100,629
CoreSite Realty Corp.	2,929	501,005
Corporate Office Properties Trust	7,443	190,987
Cousins Properties, Inc.	9,852	372,012
Crown Castle International Corp.	28,633	5,201,184
CubeSmart	14,247	768,198
CyrusOne, Inc.	8,216	731,388
Digital Realty Trust, Inc.	18,733	3,142,273
Douglas Emmett, Inc.	11,627	381,017
Duke Realty Corp.	25,067	1,462,158
EastGroup Properties, Inc.	2,674	544,694
Equinix, Inc.	5,948	4,830,966
Equity Commonwealth*	8,078	205,585
Equity LifeStyle Properties, Inc.	11,323	920,560
Equity Residential	22,578	1,926,129
Essex Property Trust, Inc.	4,308	1,462,308
Extra Space Storage, Inc.	8,866	1,773,200
Federal Realty Investment Trust	4,638	568,943
First Industrial Realty Trust, Inc.	8,557	516,928
Gaming and Leisure Properties, Inc.	14,748	665,430
Healthcare Realty Trust, Inc.	9,641	301,956
Healthcare Trust of America, Inc., Class A	14,499	492,386
Healthpeak Properties, Inc.	35,707	1,173,332
Highwoods Properties, Inc.	6,902	298,166
Host Hotels & Resorts, Inc.*	47,304	742,673
Hudson Pacific Properties, Inc.	10,101	245,858
Invitation Homes, Inc.	38,192	1,544,485
Iron Mountain, Inc.	19,178	871,448
JBG SMITH Properties	7,691	213,733
Kilroy Realty Corp.	6,945	448,161
Kimco Realty Corp.	40,646	911,283
Lamar Advertising Co., Class A	5,750	628,245
Lexington Realty Trust	18,395	276,845
Life Storage, Inc.	5,188	685,542
Medical Properties Trust, Inc.	39,466	840,231
Mid-America Apartment Communities, Inc.	7,686	1,585,238
National Health Investors, Inc.	3,037	158,653
National Retail Properties, Inc.	11,635	513,104
National Storage Affiliates Trust	5,403	331,636
Omega Healthcare Investors, Inc.	15,828	442,234
Investments	Shares	Value
Common Stocks (a) (continued)
Orion Office REIT, Inc.*	3,599	$63,950
Physicians Realty Trust (b)	14,404	256,823
PotlatchDeltic Corp.	4,443	240,544
Prologis, Inc.	48,996	7,386,147
PS Business Parks, Inc.	1,332	233,366
Public Storage	10,099	3,306,211
Rayonier, Inc.	9,363	353,641
Realty Income Corp.	35,981	2,443,830
Regency Centers Corp.	10,128	702,276
Rexford Industrial Realty, Inc.	9,124	639,410
Sabra Health Care REIT, Inc.	14,631	189,179
SBA Communications Corp.	7,253	2,493,581
Simon Property Group, Inc.	21,772	3,327,633
SL Green Realty Corp.	4,448	308,825
Spirit Realty Capital, Inc.	7,891	351,623
STAG Industrial, Inc.	10,734	467,788
STORE Capital Corp.	16,202	533,694
Sun Communities, Inc.	7,681	1,448,483
UDR, Inc.	18,483	1,048,541
Ventas, Inc.	26,053	1,222,407
VICI Properties, Inc. (b)	40,596	1,104,211
Vornado Realty Trust	10,532	422,755
Welltower, Inc.	27,998	2,229,201
Weyerhaeuser Co.	49,677	1,868,352
WP Carey, Inc.	12,208	932,081
		89,261,333
Mortgage Real Estate Investment Trusts (REITs) — 2.0%
AGNC Investment Corp.	34,789	531,924
Annaly Capital Management, Inc.	95,692	775,105
Blackstone Mortgage Trust, Inc., Class A	11,057	331,710
New Residential Investment Corp.	30,912	328,595
Starwood Property Trust, Inc.	19,099	476,711
		2,444,045
Professional Services — 1.7%
CoStar Group, Inc.*	26,169	2,034,901
Real Estate Management & Development — 3.7%
CBRE Group, Inc., Class A*	22,243	2,125,764
Compass, Inc., Class A*(b)	1,831	17,504
Howard Hughes Corp. (The)*	2,741	224,735
Jones Lang LaSalle, Inc.*	3,360	789,298
Opendoor Technologies, Inc.*(b)	25,237	399,754
Redfin Corp.*(b)	6,951	282,836
Zillow Group, Inc., Class A*	2,404	130,080
Zillow Group, Inc., Class C*	11,050	599,683
		4,569,654
Total Common Stocks (Cost $95,894,317)		98,309,933

See accompanying notes to the financial statements.

78 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 19.7%
Repurchase Agreements (c) — 19.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $24,228,492 (Cost $24,228,473)	$24,228,473	$24,228,473
Total Investments — 99.7% (Cost $120,122,790)		122,538,406
Other assets less liabilities — 0.3%		394,886
Net Assets — 100.0%		$122,933,292

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $31,794,445.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $476,287, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 30, 2021 - November 15, 2050. The total value of collateral is $499,105.

(c)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,936,055
Aggregate gross unrealized depreciation	(9,751,822)
Net unrealized appreciation	$184,233
Federal income tax cost	$120,310,833

Swap Agreementsa

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
18,835,782	5/8/2023	Bank of America NA	1.02%	Dow Jones U.S. Real EstateSM Index	(451,313)	51,298	400,015	—
20,716,571	5/8/2023	BNP Paribas SA	0.67%	Dow Jones U.S. Real EstateSM Index	(678,091)	362,103	315,988	—
24,771,695	11/7/2022	Citibank NA	0.77%	Dow Jones U.S. Real EstateSM Index	1,251,688	—	(1,251,688)	—
40,920,994	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. Real EstateSM Index	(1,085,774)	—	1,085,774	—
212,770	11/7/2022	Morgan Stanley & Co. International plc	0.13%	Dow Jones U.S. Real EstateSM Index	51,717	—	(51,717)	—
40,353,468	3/7/2023	Societe Generale	0.77%	Dow Jones U.S. Real EstateSM Index	(1,073,248)	1,045,061	28,187	—
2,263,858	3/7/2023	UBS AG	0.42%	Dow Jones U.S. Real EstateSM Index	(58,319)	—	58,319	—
148,075,138					(2,043,340)
				Total Unrealized Appreciation	1,303,405
				Total Unrealized Depreciation	(3,346,745)
See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA REAL ESTATE URE :: 79

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

80 :: URE ULTRA REAL ESTATE :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 78.6%
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	2,824	$506,964
AMC Entertainment Holdings, Inc., Class A*(b) (Entertainment)	0.5%	41,736	1,416,521
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.2%	8,191	573,780
Asana, Inc., Class A* (Software)	0.2%	5,976	621,205
ASGN, Inc.* (Professional Services)	0.2%	4,194	510,326
Avis Budget Group, Inc.* (Road & Rail)	0.4%	3,937	1,081,061
Biohaven Pharmaceutical Holding Co. Ltd.* (Biotechnology)	0.2%	4,501	505,192
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.2%	11,077	732,744
Blackline, Inc.* (Software)	0.2%	4,335	477,067
Blueprint Medicines Corp.* (Biotechnology)	0.1%	4,728	454,834
Chart Industries, Inc.* (Machinery)	0.2%	2,947	514,399
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	8,481	504,959
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.3%	4,992	818,788
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	3,213	654,488
EMCOR Group, Inc. (Construction & Engineering)	0.2%	4,310	514,355
Exponent, Inc. (Professional Services)	0.2%	4,197	488,951
First Financial Bankshares, Inc. (Banks)	0.2%	10,492	523,761
Fox Factory Holding Corp.* (Auto Components)	0.2%	3,414	600,079
Glacier Bancorp, Inc. (Banks)	0.2%	8,907	483,650
Goodyear Tire & Rubber Co. (The)* (Auto Components)	0.1%	22,331	449,076
Helen of Troy Ltd.*(b) (Household Durables)	0.1%	1,948	468,494
Houlihan Lokey, Inc. (Capital Markets)	0.1%	4,128	448,053
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	8,452	528,504
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	1,915	491,829
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Inspire Medical Systems, Inc.* (Health Care Technology)	0.2%	2,173	$485,166
Intellia Therapeutics, Inc.* (Biotechnology)	0.2%	5,566	640,146
KBR, Inc. (Professional Services)	0.2%	11,430	502,920
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.3%	10,965	832,572
Macy's, Inc. (Multiline Retail)	0.2%	25,355	722,618
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.2%	2,343	485,962
MicroStrategy, Inc., Class A*(b) (Software)	0.1%	634	457,387
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.1%	2,852	460,455
Omnicell, Inc.* (Health Care Technology)	0.2%	3,477	615,429
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	0.2%	21,175	736,043
Performance Food Group Co.* (Food & Staples Retailing)	0.2%	12,252	493,878
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	4,880	488,146
Rapid7, Inc.*(b) (Software)	0.2%	4,485	556,409
RBC Bearings, Inc.*(b) (Machinery)	0.1%	2,260	446,779
Saia, Inc.* (Road & Rail)	0.2%	2,143	709,719
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	0.2%	7,772	496,786
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	5,227	447,797
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.2%	2,727	491,514
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	3,589	704,413
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	13,197	575,125
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	2,852	804,948
Tenet Healthcare Corp.* (Health Care Providers & Services)	0.2%	8,583	625,443
Tetra Tech, Inc. (Commercial Services & Supplies)	0.3%	4,358	804,835
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.1%	5,657	469,192

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 81

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	0.2%	16,900	$643,721
Workiva, Inc.* (Software)	0.2%	3,461	482,706
Other Common Stocks (b)	68.6%	8,677,079	203,927,191
Total Common Stocks (Cost $264,522,662)			233,476,380
		Principal Amount
Corporate Bond — 0.0% (c)
GAMCO Investors, Inc. 4.00%, 6/15/2023 (d) (Cost $2,000)	0.0%	$2,000	1,980
		No. of Rights
Rights — 0.0% (c)
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/50*(e)(f)	0.0%	2	—
Contra Aduro Biotech I, CVR*(e)(f)	0.0%	687	—
Contraf-Nicotex-Tobacco GmbH*(e)(f)	0.0%	2,444	1,222
Oncternal Therapeutics, Inc., CVR*(e)(f)	0.0%	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	0.0%	756	—
Total Rights (Cost $1,951)			1,222
		Shares
Securities Lending Reinvestments (g) — 1.3%
Investment Companies — 1.3%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $3,751,230)	1.3%	3,751,230	3,751,230
		Principal Amount
Short-Term Investments — 45.7%
Repurchase Agreements (h) — 45.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $135,948,964 (Cost $135,948,857)		$135,948,857	135,948,857
Total Investments — 125.6% (Cost $404,226,700)			373,179,669
Liabilities in excess of other assets — (25.6%)			(76,002,045)
Net Assets — 100.0%			$297,177,624

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $68,143,135.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $7,959,421, collateralized in the form of cash with a value of $3,751,230 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,873,559 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $8,624,789.

(c)  Represents less than 0.05% of net assets.

(d)  Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2021.

(e)  Illiquid security.

(f)  Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $1,222, which represents approximately 0.00% of net assets of the Fund.

(g)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $3,751,230.

(h)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,871,604
Aggregate gross unrealized depreciation	(68,569,562)
Net unrealized depreciation	$(60,697,958)
Federal income tax cost	$406,275,042

See accompanying notes to the financial statements.

82 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	268	12/17/2021	USD	$29,443,820	$(401,691)

Swap Agreementsa

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
44,934,726	5/8/2023	Bank of America NA	0.37%	Russell 2000® Index	(4,445,403)	4,444,127	1,276	—
39,169,184	5/8/2023	BNP Paribas SA	0.22%	Russell 2000® Index	(4,956,657)	4,645,661	310,996	—
63,075,733	4/10/2023	Citibank NA	0.36%	Russell 2000® Index	(4,112,619)	4,060,739	51,880	—
49,167,628	3/7/2023	Goldman Sachs International	0.47%	Russell 2000® Index	(5,420,859)	5,345,955	74,904	—
13,421,273	11/7/2022	Morgan Stanley & Co. International plc	0.07%	iShares® Russell 2000 ETF	915,052
46,792,805	11/7/2022	Morgan Stanley & Co. International plc	(0.19)%	Russell 2000® Index	3,817,493
60,214,078					4,732,545	—	(4,732,545)	—
26,644,192	3/7/2023	Societe Generale	0.42%	Russell 2000® Index	(7,569,087)	7,541,932	27,155	—
48,538,739	3/7/2023	UBS AG	0.07%	Russell 2000® Index	(5,428,814)	5,421,254	7,560	—
331,744,280					(27,200,894)
				Total Unrealized Appreciation	4,732,545
				Total Unrealized Depreciation	(31,933,439)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 83

Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	0.5%
Air Freight & Logistics	0.3%
Airlines	0.3%
Auto Components	1.1%
Automobiles	0.2%
Banks	6.7%
Beverages	0.3%
Biotechnology	6.9%
Building Products	1.0%
Capital Markets	1.3%
Chemicals	1.5%
Commercial Services & Supplies	1.4%
Communications Equipment	0.6%
Construction & Engineering	1.2%
Construction Materials	0.2%
Consumer Finance	0.7%
Containers & Packaging	0.2%
Distributors	0.0%*
Diversified Consumer Services	0.5%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.5%
Electrical Equipment	0.9%
Electronic Equipment, Instruments & Components	1.8%
Energy Equipment & Services	0.6%
Entertainment	0.7%
Equity Real Estate Investment Trusts (REITs)	5.0%
Food & Staples Retailing	0.8%
Food Products	0.7%
Gas Utilities	0.6%
Health Care Equipment & Supplies	2.5%
Health Care Providers & Services	2.2%
Health Care Technology	0.9%
Hotels, Restaurants & Leisure	1.8%
Household Durables	1.5%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.3%
Insurance	1.5%
Interactive Media & Services	0.5%
Internet & Direct Marketing Retail	0.5%
IT Services	1.2%
Leisure Products	0.4%
Life Sciences Tools & Services	0.7%
Machinery	2.9%
Marine	0.1%
Media	0.8%
Metals & Mining	0.9%
Mortgage Real Estate Investment Trusts (REITs)	1.0%
Multiline Retail	0.4%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	2.9%
Paper & Forest Products	0.1%
Personal Products	0.4%

See accompanying notes to the financial statements.

84 :: UWM ULTRA RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Pharmaceuticals	1.1%
Professional Services	1.4%
Real Estate Management & Development	0.6%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	2.9%
Software	4.8%
Specialty Retail	2.0%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.7%
Thrifts & Mortgage Finance	1.2%
Tobacco	0.1%
Trading Companies & Distributors	1.2%
Water Utilities	0.3%
Wireless Telecommunication Services	0.1%
Other[a]	21.4%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA RUSSELL2000 UWM :: 85

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 84.2%
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	185,042	$23,272,732
AbbVie, Inc. (Biotechnology)	0.4%	184,453	21,263,742
Accenture plc, Class A (IT Services)	0.5%	66,192	23,657,021
Adobe, Inc.* (Software)	0.7%	49,729	33,310,971
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	126,600	20,049,642
Alphabet, Inc., Class A* (Interactive Media & Services)	1.9%	31,425	89,182,579
Alphabet, Inc., Class C* (Interactive Media & Services)	1.7%	29,411	83,793,115
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.3%	45,461	159,434,909
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5.6%	1,639,097	270,942,733
Bank of America Corp. (Banks)	0.7%	772,918	34,371,663
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.1%	193,480	53,533,981
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	42,820	23,708,578
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	201,857	22,783,600
Cisco Systems, Inc. (Communications Equipment)	0.5%	439,865	24,122,197
Coca-Cola Co. (The) (Beverages)	0.4%	405,496	21,268,265
Comcast Corp., Class A (Media)	0.5%	478,072	23,894,038
Costco Wholesale Corp. (Food & Staples Retailing)	0.5%	46,145	24,889,690
Danaher Corp. (Life Sciences Tools & Services)	0.5%	66,319	21,330,843
Eli Lilly & Co. (Pharmaceuticals)	0.4%	82,864	20,553,587
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	441,885	26,442,398
Home Depot, Inc. (The) (Specialty Retail)	0.9%	110,977	44,458,496
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	423,458	20,834,134
Intuit, Inc. (Software)	0.4%	28,521	18,604,248
Johnson & Johnson (Pharmaceuticals)	0.9%	274,772	42,845,198
JPMorgan Chase & Co. (Banks)	1.0%	311,894	49,538,124
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lowe's Cos., Inc. (Specialty Retail)	0.4%	73,783	$18,046,584
Mastercard, Inc., Class A (IT Services)	0.6%	90,927	28,634,731
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	77,950	19,066,570
Merck & Co., Inc. (Pharmaceuticals)	0.4%	264,215	19,792,346
Meta Platforms, Inc., Class A* (Interactive Media & Services)	1.7%	248,811	80,729,217
Microsoft Corp. (Software)	5.4%	784,374	259,306,201
Netflix, Inc.* (Entertainment)	0.6%	46,201	29,656,422
NextEra Energy, Inc. (Electric Utilities)	0.4%	204,767	17,769,680
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	133,409	22,578,139
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.8%	260,105	84,991,910
PayPal Holdings, Inc.* (IT Services)	0.5%	122,646	22,676,019
PepsiCo, Inc. (Beverages)	0.5%	144,254	23,048,904
Pfizer, Inc. (Pharmaceuticals)	0.7%	585,208	31,443,226
Procter & Gamble Co. (The) (Household Products)	0.8%	253,373	36,632,668
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	117,740	21,259,134
salesforce.com, Inc.* (Software)	0.6%	101,408	28,897,224
Tesla, Inc.* (Automobiles)	2.0%	84,692	96,952,014
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	96,361	18,536,966
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.5%	41,063	25,985,898
UnitedHealth Group, Inc. (Health Care Providers & Services)	0.9%	98,421	43,720,577
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	432,133	21,723,326
Visa, Inc., Class A (IT Services)	0.7%	176,154	34,133,361
Walmart, Inc. (Food & Staples Retailing)	0.4%	149,166	20,977,214
Walt Disney Co. (The)* (Entertainment)	0.6%	189,667	27,482,748
Wells Fargo & Co. (Banks)	0.4%	428,616	20,479,273
Other Common Stocks (b)	37.3%	19,070,865	1,792,605,874
Total Common Stocks (Cost $4,025,377,971)			4,045,212,710

See accompanying notes to the financial statements.

86 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $390,817)	0.0%	390,817	$390,817
		Principal Amount
Short-Term Investments — 18.4%
Repurchase Agreements (e) — 1.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $86,874,950 (Cost $86,874,882)		$86,874,882	86,874,882
U.S. Treasury Obligations — 16.6%

U.S. Treasury Bills
0.04%, 2/24/2022 (b)(f)	500,000,000	499,949,530
0.07%, 7/14/2022 (f)	300,000,000	299,793,282
Total U.S. Treasury Obligations (Cost $799,836,806)		799,742,812
Total Short-Term Investments (Cost $886,711,688)		886,617,694
Total Investments — 102.6% (Cost $4,912,480,476)		4,932,221,221
Liabilities in excess of other assets — (2.6%)		(125,639,135)
Net Assets — 100.0%		$4,806,582,086

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,025,378,776.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $3,466,790, collateralized in the form of cash with a value of $390,817 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,252,028 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $3,642,845.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $390,817.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,166,714
Aggregate gross unrealized depreciation	(421,368,294)
Net unrealized depreciation	$(191,201,580)
Federal income tax cost	$4,972,981,063

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,374	12/17/2021	USD	$313,701,375	$10,817,816

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA S&P500® SSO :: 87

Swap Agreementsa

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
235,278,139	5/8/2023	Bank of America NA	0.62%	S&P 500®	(6,753,114)	6,753,064	50	—
1,219,544,278	5/8/2023	BNP Paribas SA	0.67%	S&P 500®	(39,647,717)	38,087,395	1,560,322	—
373,489,260	4/10/2023	Citibank NA	0.73%	S&P 500®	(9,115,331)	9,034,385	80,946	—
345,667,096	4/10/2023	Credit Suisse International	0.67%	S&P 500®	(9,932,447)	—	9,932,447	—
214,247,104	3/7/2023	Goldman Sachs International	0.67%	S&P 500®	(6,156,206)
994,155,436	3/7/2023	Goldman Sachs International	0.58%	SPDR® S&P 500® ETF Trust	(37,143,765)
1,208,402,540					(43,299,971)	39,295,520	4,004,451	—
598,582,989	5/8/2023	J.P. Morgan Securities	0.47%	S&P 500®	(16,792,017)	10,941,969	5,850,048	—
195,348,858	4/10/2023	Morgan Stanley & Co. International plc	0.42%	S&P 500®	(5,582,456)	5,582,287	169	—
553,228,112	3/7/2023	Societe Generale	0.47%	S&P 500®	(15,492,034)	15,214,912	277,122	—
526,141,235	3/7/2023	UBS AG	0.57%	S&P 500®	(14,644,467)	14,129,805	514,662	—
5,255,682,507					(161,259,554)
				Total Unrealized Depreciation	(161,259,554)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

88 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Ultra S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.1%
Air Freight & Logistics	0.5%
Airlines	0.2%
Auto Components	0.1%
Automobiles	2.4%
Banks	3.5%
Beverages	1.1%
Biotechnology	1.5%
Building Products	0.4%
Capital Markets	2.5%
Chemicals	1.5%
Commercial Services & Supplies	0.4%
Communications Equipment	0.7%
Construction & Engineering	0.0%*
Construction Materials	0.1%
Consumer Finance	0.5%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Financial Services	1.1%
Diversified Telecommunication Services	0.8%
Electric Utilities	1.3%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	0.2%
Entertainment	1.4%
Equity Real Estate Investment Trusts (REITs)	2.1%
Food & Staples Retailing	1.2%
Food Products	0.7%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	2.4%
Health Care Providers & Services	2.1%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	1.6%
Household Durables	0.3%
Household Products	1.1%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.8%
Insurance	1.5%
Interactive Media & Services	5.4%
Internet & Direct Marketing Retail	3.5%
IT Services	3.5%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.7%
Machinery	1.3%
Media	0.9%
Metals & Mining	0.3%
Multiline Retail	0.4%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	2.1%
Personal Products	0.2%
Pharmaceuticals	3.0%
Professional Services	0.4%
Real Estate Management & Development	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA S&P500® SSO :: 89

Road & Rail	0.8%
Semiconductors & Semiconductor Equipment	5.6%
Software	8.4%
Specialty Retail	2.0%
Technology Hardware, Storage & Peripherals	5.9%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.5%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[a]	15.8%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

90 :: SSO ULTRA S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 83.5%
Semiconductors & Semiconductor Equipment — 83.5%
Advanced Micro Devices, Inc.*	196,475	$31,115,746
Allegro MicroSystems, Inc.*	8,901	277,978
Amkor Technology, Inc.	16,247	350,285
Analog Devices, Inc.	87,128	15,704,822
Applied Materials, Inc.	148,068	21,794,129
Broadcom, Inc.	66,454	36,794,251
Brooks Automation, Inc.	12,042	1,361,950
Cirrus Logic, Inc.*	9,313	746,716
Enphase Energy, Inc.*	21,810	5,452,500
Entegris, Inc.	21,949	3,206,310
GLOBALFOUNDRIES, Inc.*	8,653	599,134
Intel Corp.	657,221	32,335,273
KLA Corp.	24,740	10,097,136
Lam Research Corp.	23,060	15,677,341
Lattice Semiconductor Corp.*	22,124	1,679,875
Marvell Technology, Inc.	132,746	9,447,533
Microchip Technology, Inc.	88,836	7,411,588
Micron Technology, Inc.	182,376	15,319,584
MKS Instruments, Inc.	9,007	1,370,505
Monolithic Power Systems, Inc.	6,996	3,872,006
NVIDIA Corp.	403,710	131,916,280
NXP Semiconductors NV	42,969	9,597,556
ON Semiconductor Corp.*	69,721	4,282,961
Power Integrations, Inc.	9,782	978,494
Qorvo, Inc.*	17,984	2,629,800
QUALCOMM, Inc.	182,743	32,996,076
Semtech Corp.*	10,485	898,250
Silicon Laboratories, Inc.*	6,593	1,294,008
Skyworks Solutions, Inc.	26,746	4,056,298
SolarEdge Technologies, Inc.*	8,445	2,767,933
Teradyne, Inc.	26,719	4,084,534
Texas Instruments, Inc.	149,545	28,767,972
Universal Display Corp.	7,023	1,004,640
Wolfspeed, Inc.*	18,712	2,294,465
Xilinx, Inc.	40,080	9,156,276
Total Common Stocks (Cost $386,668,907)		451,340,205
Investments	Principal Amount	Value
Short-Term Investments — 2.5%
Repurchase Agreements (b) — 2.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $13,574,551 (Cost $13,574,541)	$13,574,541	$13,574,541
Total Investments — 86.0% (Cost $400,243,448)		464,914,746
Other assets less liabilities — 14.0%		75,663,898
Net Assets — 100.0%		$540,578,644

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $29,195,625.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,148,541
Aggregate gross unrealized depreciation	(5,787,013)
Net unrealized appreciation	$138,361,528
Federal income tax cost	$402,135,684

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA SEMICONDUCTORS USD :: 91

Swap Agreementsa

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
93,005,802	5/8/2023	Bank of America NA	0.47%	Dow Jones U.S. SemiconductorsSM Index[f]	4,881,201	(4,881,201)	—	—
104,060,077	11/7/2022	Goldman Sachs International	0.67%	Dow Jones U.S. SemiconductorsSM Index[f]	29,986,988	(29,986,988)	—	—
90,748,107	11/6/2023	J.P. Morgan Securities	0.52%	Dow Jones U.S. SemiconductorsSM Index[f]	13,045,560	—	(13,045,560)	—
58,250,410	11/7/2022	Morgan Stanley & Co. International plc	0.57%	Dow Jones U.S. SemiconductorsSM Index[f]	15,293,023	—	(15,293,023)	—
129,587,959	3/7/2023	Societe Generale	0.72%	Dow Jones U.S. SemiconductorsSM Index[f]	2,386,636	(2,386,636)	—	—
154,647,439	12/15/2021	UBS AG	0.42%	Dow Jones U.S. SemiconductorsSM Index[f]	9,989,058	—	(9,989,058)	—
630,299,794					75,582,466
				Total Unrealized Appreciation	75,582,466

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

92 :: USD ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 73.4%
Agree Realty Corp. (Equity Real Estate Investment Trusts (REITs))	0.3%	1,980	$133,769
Alarm.com Holdings, Inc.* (Software)	0.2%	1,320	105,323
AMN Healthcare Services, Inc.* (Health Care Providers & Services)	0.4%	1,359	154,940
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	0.3%	1,114	105,875
Asbury Automotive Group, Inc.* (Specialty Retail)	0.3%	649	106,202
Assured Guaranty Ltd. (b) (Insurance)	0.2%	2,096	102,641
Balchem Corp. (Chemicals)	0.4%	931	147,098
BankUnited, Inc. (Banks)	0.3%	2,664	105,601
Boot Barn Holdings, Inc.* (Specialty Retail)	0.2%	848	103,744
Chart Industries, Inc.* (Machinery)	0.4%	1,025	178,914
Community Bank System, Inc. (Banks)	0.3%	1,551	109,594
CONMED Corp. (Health Care Equipment & Supplies)	0.3%	838	110,163
Diodes, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	1,292	137,404
Ensign Group, Inc. (The) (Health Care Providers & Services)	0.3%	1,503	114,724
ExlService Holdings, Inc.* (IT Services)	0.3%	952	123,636
Exponent, Inc. (Professional Services)	0.4%	1,495	174,167
Fabrinet* (Electronic Equipment, Instruments & Components)	0.3%	1,059	117,083
HB Fuller Co. (Chemicals)	0.3%	1,511	110,545
Independent Bank Corp. (Banks)	0.3%	1,363	107,759
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	687	176,442
John Bean Technologies Corp. (Machinery)	0.4%	911	143,728
Korn Ferry (Professional Services)	0.3%	1,597	116,166
Kulicke & Soffa Industries, Inc. (b) (Semiconductors & Semiconductor Equipment)	0.2%	1,780	102,635
LCI Industries (Auto Components)	0.3%	724	110,243
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lexington Realty Trust (Equity Real Estate Investment Trusts (REITs))	0.3%	7,978	$120,069
Livent Corp.* (Chemicals)	0.3%	4,644	140,667
Macy's, Inc. (Multiline Retail)	0.6%	8,956	255,246
Matador Resources Co. (Oil, Gas & Consumable Fuels)	0.3%	3,163	124,211
Matson, Inc. (Marine)	0.2%	1,245	101,505
MaxLinear, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	2,019	135,939
Meritage Homes Corp.* (Household Durables)	0.3%	1,081	122,002
NeoGenomics, Inc.* (Life Sciences Tools & Services)	0.3%	3,528	120,869
Omnicell, Inc.* (Health Care Technology)	0.5%	1,245	220,365
Onto Innovation, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	1,417	133,425
Pacific Premier Bancorp, Inc. (Banks)	0.3%	2,719	105,361
PDC Energy, Inc. (Oil, Gas & Consumable Fuels)	0.3%	2,833	142,868
Perficient, Inc.* (IT Services)	0.3%	945	129,493
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	1,731	173,152
Range Resources Corp.* (Oil, Gas & Consumable Fuels)	0.4%	7,461	145,937
Resideo Technologies, Inc.* (Building Products)	0.3%	4,143	108,091
Rogers Corp.* (Electronic Equipment, Instruments & Components)	0.4%	539	146,942
ServisFirst Bancshares, Inc. (Banks)	0.3%	1,400	112,546
Signet Jewelers Ltd. (Specialty Retail)	0.4%	1,514	147,070
SPS Commerce, Inc.* (Software)	0.4%	1,030	145,220
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	0.2%	2,213	105,007
Trupanion, Inc.* (Insurance)	0.3%	980	120,854
UFP Industries, Inc. (Building Products)	0.4%	1,777	147,989
Vonage Holdings Corp.* (Software)	0.4%	7,234	149,165
Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	0.3%	841	118,320
Watts Water Technologies, Inc., Class A (Machinery)	0.4%	789	148,892
Other Common Stocks (b)	57.1%	829,045	23,200,957
Total Common Stocks (Cost $29,373,771)			29,820,558

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 93

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $98,464)	0.2%	98,464	$98,464
		Principal Amount
Short-Term Investments — 26.7%
Repurchase Agreements (d) — 26.7%

Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $10,862,646 (Cost $10,862,637)	$10,862,637	10,862,637
Total Investments — 100.3% (Cost $40,334,872)		40,781,659
Liabilities in excess of other assets — (0.3%)		(132,615)
Net Assets — 100.0%		$40,649,044

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,075,884.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $589,417, collateralized in the form of cash with a value of $98,464 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $599,794 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - November 15, 2050. The total value of collateral is $698,258.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $98,464.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,182,651
Aggregate gross unrealized depreciation	(4,315,956)
Net unrealized depreciation	$(133,305)
Federal income tax cost	$40,383,178

Swap Agreementsa

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
12,422,794	5/8/2023	Bank of America NA	0.42%	S&P SmallCap 600®	(878,219)	657,978	220,241	—
17,838,375	11/7/2022	Citibank NA	0.42%	S&P SmallCap 600®	331,848	—	(331,848)	—
14,698,091	11/7/2022	Morgan Stanley & Co. International plc	(0.03)%	S&P SmallCap 600®	396,119	—	(396,119)	—
3,386,081	3/7/2023	Societe Generale	0.52%	S&P SmallCap 600®	(165,117)	60,036	23,727	(81,354)
3,136,255	3/7/2023	UBS AG	0.37%	S&P SmallCap 600®	(216,417)	—	114,426	(101,991)
51,481,596					(531,786)
				Total Unrealized Appreciation	727,967
				Total Unrealized Depreciation	(1,259,753)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.

94 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	0.8%
Air Freight & Logistics	0.5%
Airlines	0.4%
Auto Components	1.0%
Automobiles	0.2%
Banks	7.6%
Beverages	0.5%
Biotechnology	1.7%
Building Products	1.4%
Capital Markets	0.8%
Chemicals	2.2%
Commercial Services & Supplies	1.4%
Communications Equipment	0.9%
Construction & Engineering	0.7%
Consumer Finance	0.7%
Containers & Packaging	0.2%
Diversified Consumer Services	0.3%
Diversified Telecommunication Services	0.3%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	2.8%
Energy Equipment & Services	0.9%
Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	5.3%
Food & Staples Retailing	0.5%
Food Products	0.9%
Gas Utilities	0.4%
Health Care Equipment & Supplies	2.1%
Health Care Providers & Services	2.8%
Health Care Technology	1.0%
Hotels, Restaurants & Leisure	1.0%
Household Durables	1.8%
Household Products	0.4%
Insurance	2.0%
Interactive Media & Services	0.1%
Internet & Direct Marketing Retail	0.3%
IT Services	1.1%
Leisure Products	0.3%
Life Sciences Tools & Services	0.3%
Machinery	4.1%
Marine	0.3%
Media	0.7%
Metals & Mining	0.9%
Mortgage Real Estate Investment Trusts (REITs)	1.0%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA SMALLCAP600 SAA :: 95

Multiline Retail	0.7%
Multi-Utilities	0.2%
Oil, Gas & Consumable Fuels	2.6%
Paper & Forest Products	0.3%
Personal Products	0.6%
Pharmaceuticals	1.0%
Professional Services	1.1%
Real Estate Management & Development	0.4%
Road & Rail	0.3%
Semiconductors & Semiconductor Equipment	3.1%
Software	2.1%
Specialty Retail	3.2%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	1.0%
Thrifts & Mortgage Finance	1.7%
Tobacco	0.2%
Trading Companies & Distributors	0.8%
Water Utilities	0.6%
Wireless Telecommunication Services	0.1%
Other[a]	26.6%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

96 :: SAA ULTRA SMALLCAP600 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 76.6%
Communications Equipment — 1.9%
Arista Networks, Inc.*	14,048	$1,742,795
Ciena Corp.*	9,726	585,797
Cisco Systems, Inc.	264,598	14,510,554
F5, Inc.*	3,784	861,163
Juniper Networks, Inc.	20,416	635,550
Lumentum Holdings, Inc.*(b)	4,766	413,546
Motorola Solutions, Inc.	10,622	2,689,278
Ubiquiti, Inc.	403	120,614
Viavi Solutions, Inc.*	14,355	212,597
		21,771,894
Diversified Telecommunication Services — 0.2%
Liberty Global plc, Class A*	11,091	292,802
Liberty Global plc, Class C*	21,608	575,637
Lumen Technologies, Inc.	62,443	770,547
		1,638,986
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	8,627	1,633,609
TD SYNNEX Corp.	2,608	269,824
		1,903,433
Health Care Technology — 0.4%
Cerner Corp.	18,561	1,307,622
Omnicell, Inc.*	2,729	483,033
Veeva Systems, Inc., Class A*	8,670	2,449,969
		4,240,624
Household Durables — 0.1%
Garmin Ltd.	9,534	1,273,171
Interactive Media & Services — 14.1%
Alphabet, Inc., Class A*	18,904	53,648,607
Alphabet, Inc., Class C*	17,688	50,393,819
Angi, Inc.*	4,803	46,157
Bumble, Inc., Class A*	4,446	152,320
Cargurus, Inc.*	5,442	204,075
IAC/InterActiveCorp*	5,246	701,128
Match Group, Inc.*	17,382	2,259,486
Meta Platforms, Inc., Class A*	149,660	48,558,684
Snap, Inc., Class A*	65,768	3,131,214
Twitter, Inc.*	50,110	2,201,833
Vimeo, Inc.*	9,760	188,466
Ziff Davis, Inc.*	3,024	344,343
		161,830,132
Internet & Direct Marketing Retail — 0.6%
Chewy, Inc., Class A*(b)	5,438	371,198
DoorDash, Inc., Class A*	9,620	1,719,767
Investments	Shares	Value
Common Stocks (a) (continued)
eBay, Inc.	40,823	$2,753,920
Etsy, Inc.*	7,949	2,182,636
		7,027,521
IT Services — 2.8%
Akamai Technologies, Inc.*	10,224	1,152,245
Amdocs Ltd.	8,007	559,049
Cloudflare, Inc., Class A*(b)	16,549	3,115,184
Cognizant Technology Solutions Corp., Class A	33,000	2,573,340
DXC Technology Co.*	15,814	474,262
EPAM Systems, Inc.*	3,552	2,161,570
Fastly, Inc., Class A*(b)	6,667	271,747
Gartner, Inc.*	5,240	1,636,190
GoDaddy, Inc., Class A*	10,603	744,012
International Business Machines Corp.	56,273	6,589,568
Kyndryl Holdings, Inc.*	11,253	177,797
MongoDB, Inc.*(b)	4,053	2,018,799
Okta, Inc.*	7,862	1,692,138
Snowflake, Inc., Class A*	14,312	4,868,227
SolarWinds Corp.	2,782	40,061
Twilio, Inc., Class A*	10,474	2,997,135
VeriSign, Inc.*	6,113	1,466,570
		32,537,894
Semiconductors & Semiconductor Equipment — 15.3%
Advanced Micro Devices, Inc.*	76,156	12,060,826
Allegro MicroSystems, Inc.*	3,449	107,712
Amkor Technology, Inc.	6,293	135,677
Analog Devices, Inc.	33,767	6,086,502
Applied Materials, Inc.	57,372	8,444,585
Broadcom, Inc.	25,764	14,265,011
Brooks Automation, Inc.	4,655	526,480
Cirrus Logic, Inc.*	3,614	289,771
Enphase Energy, Inc.*	8,457	2,114,250
Entegris, Inc.	8,523	1,245,040
GLOBALFOUNDRIES, Inc.*(b)	3,357	232,439
Intel Corp.	254,703	12,531,388
KLA Corp.	9,587	3,912,742
Lam Research Corp.	8,941	6,078,539
Lattice Semiconductor Corp.*	8,559	649,885
Marvell Technology, Inc.	51,449	3,661,625
Microchip Technology, Inc.	34,451	2,874,247
Micron Technology, Inc.	70,682	5,937,288
MKS Instruments, Inc.	3,477	529,060
Monolithic Power Systems, Inc.	2,708	1,498,770
NVIDIA Corp.	156,461	51,125,196
NXP Semiconductors NV	16,641	3,716,934
ON Semiconductor Corp.*	27,035	1,660,760
Power Integrations, Inc.	3,783	378,413
Qorvo, Inc.*	6,984	1,021,270

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 97

Investments	Shares	Value
Common Stocks (a) (continued)
QUALCOMM, Inc.	70,828	$12,788,704
Semtech Corp.*	4,068	348,506
Silicon Laboratories, Inc.*	2,545	499,507
Skyworks Solutions, Inc.	10,362	1,571,501
SolarEdge Technologies, Inc.*	3,277	1,074,070
Teradyne, Inc.	10,351	1,582,357
Texas Instruments, Inc.	57,954	11,148,611
Universal Display Corp.	2,722	389,382
Wolfspeed, Inc.*	7,253	889,363
Xilinx, Inc.	15,536	3,549,199
		174,925,610
Software — 25.9%
ACI Worldwide, Inc.*	7,372	214,820
Adobe, Inc.*	29,920	20,041,912
Alteryx, Inc., Class A*	3,742	248,731
Anaplan, Inc.*	9,094	389,314
ANSYS, Inc.*	5,481	2,145,702
Appian Corp.*	2,490	185,131
AppLovin Corp., Class A*	1,688	153,794
Asana, Inc., Class A*	4,904	509,771
Aspen Technology, Inc.*	4,266	618,698
Autodesk, Inc.*	13,817	3,512,143
Avalara, Inc.*	5,424	757,624
Bentley Systems, Inc., Class B	11,525	553,085
Bill.com Holdings, Inc.*	5,207	1,462,386
Black Knight, Inc.*	9,832	702,693
Blackbaud, Inc.*	2,642	199,365
Blackline, Inc.*	3,337	367,237
Cadence Design Systems, Inc.*	17,375	3,083,367
CDK Global, Inc.	7,642	295,287
Ceridian HCM Holding, Inc.*	8,480	927,712
Citrix Systems, Inc.	7,796	627,032
Consensus Cloud Solutions, Inc.*	1,004	62,891
Coupa Software, Inc.*	4,621	908,766
Crowdstrike Holdings, Inc., Class A*(b)	12,504	2,715,119
Datadog, Inc., Class A*	15,065	2,685,939
Digital Turbine, Inc.*	5,493	291,459
DocuSign, Inc.*	12,234	3,013,968
Dolby Laboratories, Inc., Class A	4,094	341,481
Dropbox, Inc., Class A*	18,036	443,866
Duck Creek Technologies, Inc.*	4,708	134,602
Dynatrace, Inc.*	12,318	774,186
Elastic NV*	4,483	696,927
Fair Isaac Corp.*	1,782	629,278
Five9, Inc.*(b)	4,254	605,472
Fortinet, Inc.*	8,520	2,829,577
Guidewire Software, Inc.*	5,222	607,527
HubSpot, Inc.*	2,810	2,267,417
Intuit, Inc.	17,161	11,194,120
Investments	Shares	Value
Common Stocks (a) (continued)
Mandiant Corp.*	15,021	$254,906
Manhattan Associates, Inc.*	3,984	622,141
McAfee Corp., Class A	4,600	118,910
Microsoft Corp.	471,801	155,972,693
MicroStrategy, Inc., Class A*(b)	478	344,844
nCino, Inc.*(b)	3,531	219,346
NCR Corp.*(b)	8,246	320,769
New Relic, Inc.*	3,666	406,303
NortonLifeLock, Inc.	36,490	906,776
Nuance Communications, Inc.*	17,894	992,938
Nutanix, Inc., Class A*	12,827	426,113
Oracle Corp.	103,429	9,385,147
Palantir Technologies, Inc., Class A*(b)	98,400	2,031,960
Palo Alto Networks, Inc.*	6,117	3,345,632
Paycom Software, Inc.*	3,016	1,319,440
Paylocity Holding Corp.*	2,470	623,280
Pegasystems, Inc.	2,553	293,135
PTC, Inc.*	6,634	726,954
Q2 Holdings, Inc.*	3,542	284,423
Qualtrics International, Inc., Class A*	5,765	186,555
Rapid7, Inc.*(b)	3,498	433,962
RingCentral, Inc., Class A*	5,115	1,104,738
salesforce.com, Inc.*	60,985	17,378,286
ServiceNow, Inc.*	12,429	8,050,263
Smartsheet, Inc., Class A*	7,868	503,552
Splunk, Inc.*	10,292	1,245,332
SS&C Technologies Holdings, Inc.	13,933	1,063,506
Synopsys, Inc.*	9,578	3,266,098
Trade Desk, Inc. (The), Class A*	27,269	2,820,160
Tyler Technologies, Inc.*	2,559	1,328,070
UiPath, Inc., Class A*	16,060	774,895
Unity Software, Inc.*	9,946	1,714,591
Varonis Systems, Inc.*	6,721	348,215
Verint Systems, Inc.*	4,075	193,929
VMware, Inc., Class A	12,726	1,485,633
Workday, Inc., Class A*	11,862	3,252,916
Workiva, Inc.*	2,699	376,430
Zendesk, Inc.*	7,538	769,705
Zoom Video Communications, Inc., Class A*	13,579	2,870,736
Zscaler, Inc.*	4,905	1,701,888
		296,663,569
Technology Hardware, Storage & Peripherals — 15.1%
Apple, Inc.	986,368	163,046,629
Dell Technologies, Inc., Class C*	17,433	984,441
Hewlett Packard Enterprise Co.	81,989	1,176,542
HP, Inc.	75,463	2,662,335
NetApp, Inc.	14,064	1,250,008
Pure Storage, Inc., Class A*	16,713	517,602
Seagate Technology Holdings plc	13,149	1,350,008

See accompanying notes to the financial statements.

98 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Western Digital Corp.*	19,243	$1,113,015
Xerox Holdings Corp.	8,623	158,836
		172,259,416
Total Common Stocks (Cost $784,108,593)		876,072,250
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $240,988)	240,988	240,988
	Principal Amount
Short-Term Investments — 27.9%
Repurchase Agreements (e) — 27.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $319,983,008 (Cost $319,982,756)	$319,982,756	319,982,756
Total Investments — 104.5% (Cost $1,104,332,337)		1,196,295,994
Liabilities in excess of other assets — (4.5%)		(51,102,504)
Net Assets — 100.0%		$1,145,193,490

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $264,227,464.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $4,560,572, collateralized in the form of cash with a value of $240,988 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,583,246 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 30, 2021 - May 15, 2051. The total value of collateral is $4,824,234.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $240,988.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,084,120
Aggregate gross unrealized depreciation	(30,452,904)
Net unrealized appreciation	$83,631,216
Federal income tax cost	$1,107,597,807

Swap Agreementsa

Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
95,710,893	5/8/2023	Bank of America NA	0.42%	Dow Jones U.S. TechnologySM Index[f]	(723,292)	723,250	42	—
94,428,320	5/8/2023	BNP Paribas SA	0.67%	Dow Jones U.S. TechnologySM Index[f]	349,920	(345,287)	(4,633)	—
277,939,873	4/10/2023	Citibank NA	0.37%	Dow Jones U.S. TechnologySM Index[f]	206,856	—	(206,856)	—
36,885,329	4/10/2023	Credit Suisse International	0.67%	Dow Jones U.S. TechnologySM Index[f]	(278,770)	224,856	53,914	—
350,509,178	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. TechnologySM Index[f]	(4,752,635)	4,594,126	158,509	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA TECHNOLOGY ROM :: 99

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
158,222,108	5/8/2023	J.P. Morgan Securities	0.52%	Dow Jones U.S. TechnologySM Index[f]	(1,181,188)	—	1,181,188	—
21,394,430	11/7/2022	Morgan Stanley & Co. International plc	0.77%	Dow Jones U.S. TechnologySM Index[f]	4,197,916	—	(4,197,916)	—
290,591,635	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. TechnologySM Index[f]	(2,187,111)	2,171,999	15,112	—
88,994,070	3/7/2023	UBS AG	0.67%	Dow Jones U.S. TechnologySM Index[f]	(698,667)	659,976	38,691	—
1,414,675,836					(5,066,971)
				Total Unrealized Appreciation	4,754,692
				Total Unrealized Depreciation	(9,821,663)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

100 :: ROM ULTRA TECHNOLOGY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 75.2%
Communications Equipment — 40.1%
ADTRAN, Inc.	276	$5,625
Arista Networks, Inc.*	920	114,135
CalAmp Corp.*	201	1,845
Ciena Corp.*	881	53,063
Cisco Systems, Inc.	7,039	386,019
CommScope Holding Co., Inc.*	1,162	11,574
Comtech Telecommunications Corp.	148	3,758
Extreme Networks, Inc.*	721	9,733
F5, Inc.*	343	78,060
Harmonic, Inc.*	579	6,224
Inseego Corp.*	440	2,842
Juniper Networks, Inc.	1,851	57,622
Lumentum Holdings, Inc.*	432	37,485
Motorola Solutions, Inc.	335	84,815
NETGEAR, Inc.*	174	4,653
NetScout Systems, Inc.*	422	12,618
Plantronics, Inc.*	241	6,150
Ribbon Communications, Inc.*	683	3,722
Ubiquiti, Inc.	36	10,774
Viasat, Inc.*	417	18,469
Viavi Solutions, Inc.*	1,301	19,268
		928,454
Diversified Telecommunication Services — 28.6%
Anterix, Inc.*	103	6,197
AT&T, Inc.	2,993	68,330
ATN International, Inc.	62	2,369
Consolidated Communications Holdings, Inc.*	410	3,083
EchoStar Corp., Class A*	235	6,432
Globalstar, Inc.*(b)	3,776	5,249
Iridium Communications, Inc.*	751	28,876
Liberty Global plc, Class A*	954	25,186
Liberty Global plc, Class C*	1,860	49,550
Liberty Latin America Ltd., Class A*	240	2,726
Liberty Latin America Ltd., Class C*	884	9,936
Lumen Technologies, Inc.	5,661	69,857
Radius Global Infrastructure, Inc.*(b)	332	5,478
Verizon Communications, Inc.	7,522	378,131
		661,400
Household Durables — 2.7%
Garmin Ltd.	477	63,698
Wireless Telecommunication Services — 3.8%
Shenandoah Telecommunications Co.	284	7,211
Telephone and Data Systems, Inc.	563	9,954
Investments	Shares	Value
Common Stocks (a) (continued)
T-Mobile US, Inc.*	618	$67,245
United States Cellular Corp.*	86	2,503
		86,913
Total Common Stocks (Cost $1,558,329)		1,740,465
Securities Lending Reinvestments (c) — 0.2%
Investment Companies — 0.2%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $4,860)	4,860	4,860
	Principal Amount
Short-Term Investments — 20.2%
Repurchase Agreements (d) — 20.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $468,855 (Cost $468,854)	$468,854	468,854
Total Investments — 95.6% (Cost $2,032,043)		2,214,179
Other assets less liabilities — 4.4%		102,436
Net Assets — 100.0%		$2,316,615

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $902,635.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $8,926, collateralized in the form of cash with a value of $4,860 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,765 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 4.38%, and maturity dates ranging from January 20, 2022 - August 15, 2050. The total value of collateral is $9,625.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $4,860.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$255,144
Aggregate gross unrealized depreciation	(221,638)
Net unrealized appreciation	$33,506
Federal income tax cost	$2,033,088

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA TELECOMMUNICATIONS LTL :: 101

Swap Agreementsa

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
521,972	5/8/2023	Bank of America NA	0.37%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(25,558)	—	25,558	—
162,391	4/10/2023	Citibank NA	0.37%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(11,381)	—	11,381	—
738,494	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(44,938)	42,708	2,230	—
81,196	11/7/2022	Morgan Stanley & Co. International plc	0.42%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	5,848	—	—	5,848
666,964	3/7/2023	Societe Generale	0.52%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(34,453)	—	10,000	(24,453)
719,162	3/7/2023	UBS AG	0.42%	Dow Jones U.S. Select TelecommunicationsSM Index[f]	(37,103)	20,852	16,251	—
2,890,179					(147,585)
				Total Unrealized Appreciation	5,848
				Total Unrealized Depreciation	(153,433)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

102 :: LTL ULTRA TELECOMMUNICATIONS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 96.8%
Electric Utilities — 60.0%
ALLETE, Inc.	923	$54,116
Alliant Energy Corp.	4,407	241,460
American Electric Power Co., Inc.	8,810	714,051
Avangrid, Inc.	1,228	62,161
Duke Energy Corp.	13,555	1,314,971
Edison International	6,686	436,462
Entergy Corp.	3,539	355,103
Evergy, Inc.	4,039	255,669
Eversource Energy	6,052	497,898
Exelon Corp.	17,228	908,432
FirstEnergy Corp.	9,587	361,046
Hawaiian Electric Industries, Inc.	1,927	73,207
IDACORP, Inc.	889	93,007
NextEra Energy, Inc.	34,559	2,999,030
NRG Energy, Inc.	4,314	155,390
PG&E Corp.*	26,581	315,782
Pinnacle West Capital Corp.	1,984	129,059
PNM Resources, Inc.	1,509	74,303
Portland General Electric Co.	1,576	76,704
PPL Corp.	13,555	377,236
Southern Co. (The)	18,652	1,139,637
Xcel Energy, Inc.	9,482	604,288
		11,239,012
Gas Utilities — 3.7%
Atmos Energy Corp.	2,304	208,097
National Fuel Gas Co.	1,605	92,785
New Jersey Resources Corp.	1,697	62,416
ONE Gas, Inc.	946	61,339
Southwest Gas Holdings, Inc.	1,040	68,442
Spire, Inc.	908	54,344
UGI Corp.	3,684	151,965
		699,388
Independent Power and Renewable Electricity Producers — 2.8%
AES Corp. (The)	11,742	274,528
Clearway Energy, Inc., Class A	608	20,994
Clearway Energy, Inc., Class C, Class C	1,440	53,741
Vistra Corp.	8,499	168,960
		518,223
Multi-Utilities — 26.4%
Ameren Corp.	4,531	369,684
Avista Corp.	1,227	47,252
Black Hills Corp.	1,116	71,558
CenterPoint Energy, Inc.	10,450	270,760
CMS Energy Corp.	5,100	300,135
Consolidated Edison, Inc.	6,229	483,620
Investments	Shares	Value
Common Stocks (a) (continued)
Dominion Energy, Inc.	14,242	$1,014,030
DTE Energy Co.	3,411	369,548
MDU Resources Group, Inc.	3,566	97,102
NiSource, Inc.	6,912	169,413
NorthWestern Corp.	910	50,323
Public Service Enterprise Group, Inc.	8,907	556,598
Sempra Energy	5,623	674,029
WEC Energy Group, Inc.	5,556	482,983
		4,957,035
Water Utilities — 3.9%
American Water Works Co., Inc.	3,198	539,087
Essential Utilities, Inc.	3,941	186,291
		725,378
Total Common Stocks (Cost $19,109,210)		18,139,036
	Principal Amount
Short-Term Investments — 2.0%
Repurchase Agreements (b) — 2.0%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $373,592 (Cost $373,592)	$373,592	373,592
Total Investments — 98.8% (Cost $19,482,802)		18,512,628
Other assets less liabilities — 1.2%		226,441
Net Assets — 100.0%		$18,739,069

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,739,236.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$388,360
Aggregate gross unrealized depreciation	(1,502,729)
Net unrealized depreciation	$(1,114,369)
Federal income tax cost	$19,483,094

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRA UTILITIES UPW :: 103

Swap Agreementsa

Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
8,681,892	5/8/2023	Bank of America NA	0.27%	Dow Jones U.S. UtilitiesSM Index[f]	(112,700)	112,700	—	—
720,385	11/7/2022	Morgan Stanley & Co. International plc	0.52%	Dow Jones U.S. UtilitiesSM Index[f]	46,599	—	(46,599)	—
4,723,175	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. UtilitiesSM Index[f]	(33,231)	33,053	178	—
5,219,634	3/7/2023	UBS AG	0.42%	Dow Jones U.S. UtilitiesSM Index[f]	(44,571)	—	44,571	—
19,345,086					(143,903)
				Total Unrealized Appreciation	46,599
				Total Unrealized Depreciation	(190,502)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

104 :: UPW ULTRA UTILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) — 92.5%
Aerospace & Defense — 3.5%
Boeing Co. (The)*	172,916	$34,211,431
Banks — 2.8%
JPMorgan Chase & Co.	172,916	27,464,248
Beverages — 0.9%
Coca-Cola Co. (The)	172,926	9,069,969
Biotechnology — 3.5%
Amgen, Inc.	172,916	34,389,534
Capital Markets — 6.7%
Goldman Sachs Group, Inc. (The)	172,916	65,879,267
Chemicals — 1.0%
Dow, Inc.	172,927	9,498,880
Communications Equipment — 1.0%
Cisco Systems, Inc.	172,926	9,483,262
Consumer Finance — 2.7%
American Express Co.	172,920	26,335,716
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	172,927	8,693,040
Entertainment — 2.6%
Walt Disney Co. (The)*	172,920	25,056,108
Food & Staples Retailing — 3.3%
Walgreens Boots Alliance, Inc.	172,919	7,746,771
Walmart, Inc.	172,923	24,318,162
		32,064,933
Health Care Providers & Services — 7.8%
UnitedHealth Group, Inc.	172,916	76,812,746
Hotels, Restaurants & Leisure — 4.3%
McDonald's Corp.	172,916	42,295,254
Household Products — 2.5%
Procter & Gamble Co. (The)	172,923	25,001,207
Investments	Shares	Value
Common Stocks (a) (continued)
Industrial Conglomerates — 6.6%
3M Co.	172,916	$29,402,637
Honeywell International, Inc.	173,004	34,988,329
		64,390,966
Insurance — 2.6%
Travelers Cos., Inc. (The)	172,919	25,410,447
IT Services — 5.5%
International Business Machines Corp.	172,923	20,249,283
Kyndryl Holdings, Inc.*	7	111
Visa, Inc., Class A	172,916	33,505,933
		53,755,327
Machinery — 3.4%
Caterpillar, Inc.	172,916	33,433,309
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	172,923	19,517,819
Pharmaceuticals — 4.1%
Johnson & Johnson	172,961	26,969,809
Merck & Co., Inc.	172,923	12,953,662
		39,923,471
Semiconductors & Semiconductor Equipment — 0.9%
Intel Corp.	172,927	8,508,008
Software — 10.9%
Microsoft Corp.	172,916	57,164,301
salesforce.com, Inc.*	172,916	49,274,143
		106,438,444
Specialty Retail — 7.1%
Home Depot, Inc. (The)	172,948	69,284,698
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	172,922	28,584,006
Textiles, Apparel & Luxury Goods — 3.0%
NIKE, Inc., Class B	172,922	29,265,319
Total Common Stocks (Cost $952,636,279)		904,767,409

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 105

Investments	Principal Amount	Value
Short-Term Investments — 13.0%
Repurchase Agreements (b) — 13.0%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $126,987,058 (Cost $126,986,958)	$126,986,958	$126,986,958
Total Investments — 105.5% (Cost $1,079,623,237)		1,031,754,367
Liabilities in excess of other assets — (5.5%)		(54,227,656)
Net Assets — 100.0%		$977,526,711

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $294,388,929.

(b)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,629,342
Aggregate gross unrealized depreciation	(156,924,651)
Net unrealized depreciation	$(103,295,309)
Federal income tax cost	$1,098,466,225

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	392	12/17/2021	USD	$67,535,720	$568,672

Swap Agreementsa

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
430,632,695	5/8/2023	Bank of America NA	0.47%	Dow Jones Industrial AverageSM	(24,133,119)	9,983,100	14,150,019	—
141,486,703	5/8/2023	BNP Paribas SA	0.67%	Dow Jones Industrial AverageSM	(5,538,341)	5,041,734	496,607	—
439,288,109	11/7/2022	Citibank NA	0.73%	Dow Jones Industrial AverageSM	42,424,131	—	(42,424,131)	—
166,625,335	11/6/2023	Morgan Stanley & Co. International plc	0.03%	Dow Jones Industrial AverageSM	(7,118,307)	—	7,118,307	—
320,353,759	3/7/2023	Societe Generale	0.47%	Dow Jones Industrial AverageSM	(17,589,252)	17,151,955	437,297	—

See accompanying notes to the financial statements.

106 :: UDOW ULTRAPRO DOW30SM :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
462,150,816	3/7/2023	UBS AG	0.57%	Dow Jones Industrial AverageSM	(25,197,235)	24,912,168	285,067	—
1,960,537,417					(37,152,123)
				Total Unrealized Appreciation	42,424,131
				Total Unrealized Depreciation	(79,576,254)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO DOW30SM UDOW :: 107

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 95.1%
AECOM* (Construction & Engineering)	0.4%	2,874	$198,134
Aspen Technology, Inc.* (Software)	0.4%	1,355	196,516
Avis Budget Group, Inc.* (Road & Rail)	0.5%	942	258,664
Axon Enterprise, Inc.* (Aerospace & Defense)	0.4%	1,310	221,115
Builders FirstSource, Inc.* (Building Products)	0.6%	4,134	287,065
Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	0.7%	2,006	331,411
Carlisle Cos., Inc. (Building Products)	0.5%	1,040	234,208
Cognex Corp. (Electronic Equipment, Instruments & Components)	0.6%	3,525	272,306
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.4%	1,244	204,041
CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	2,474	220,236
Darling Ingredients, Inc.* (Food Products)	0.4%	3,233	218,292
Deckers Outdoor Corp.* (Textiles, Apparel & Luxury Goods)	0.5%	551	223,376
East West Bancorp, Inc. (Banks)	0.4%	2,830	217,910
Essential Utilities, Inc. (Water Utilities)	0.4%	4,462	210,919
FactSet Research Systems, Inc. (Capital Markets)	0.7%	754	353,302
Fair Isaac Corp.* (Software)	0.4%	567	200,225
First Solar, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	1,973	204,403
Five Below, Inc.* (Specialty Retail)	0.5%	1,117	227,243
GameStop Corp., Class A* (Specialty Retail)	0.5%	1,241	243,497
Graco, Inc. (Machinery)	0.5%	3,387	246,878
Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	0.4%	1,313	204,171
Hubbell, Inc. (Electrical Equipment)	0.4%	1,085	212,335
Jones Lang LaSalle, Inc.* (Real Estate Management & Development)	0.5%	1,011	237,494
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.4%	2,722	206,681
Lear Corp. (Auto Components)	0.4%	1,192	200,006
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lennox International, Inc. (Building Products)	0.4%	683	$211,060
Life Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	0.4%	1,563	206,535
Manhattan Associates, Inc.* (Software)	0.4%	1,265	197,542
Masimo Corp.* (Health Care Equipment & Supplies)	0.6%	1,010	280,901
Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	0.5%	11,885	253,032
Middleby Corp. (The)* (Machinery)	0.4%	1,110	193,895
Molina Healthcare, Inc.* (Health Care Providers & Services)	0.7%	1,165	332,235
Nordson Corp. (Machinery)	0.5%	1,078	274,017
Paylocity Holding Corp.* (Software)	0.4%	784	197,835
Regal Rexnord Corp. (Electrical Equipment)	0.4%	1,351	213,593
Repligen Corp.* (Life Sciences Tools & Services)	0.6%	1,020	292,230
RH* (Specialty Retail)	0.4%	340	198,281
RPM International, Inc. (Chemicals)	0.5%	2,589	235,703
Service Corp. International (Diversified Consumer Services)	0.4%	3,343	221,173
Signature Bank (Banks)	0.7%	1,210	365,783
SolarEdge Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	0.7%	1,043	341,854
Steel Dynamics, Inc. (Metals & Mining)	0.5%	3,869	231,366
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	702	198,133
Syneos Health, Inc.* (Life Sciences Tools & Services)	0.4%	2,064	200,538
Targa Resources Corp. (Oil, Gas & Consumable Fuels)	0.5%	4,562	235,536
Tetra Tech, Inc. (Commercial Services & Supplies)	0.4%	1,078	199,085
Toro Co. (The) (Machinery)	0.4%	2,137	214,897
Trex Co., Inc.* (Building Products)	0.6%	2,301	305,504
Williams-Sonoma, Inc. (Specialty Retail)	0.6%	1,499	292,065
Wolfspeed, Inc.* (Semiconductors & Semiconductor Equipment)	0.6%	2,303	282,394
Other Common Stocks (b)	71.0%	729,006	35,370,237
Total Common Stocks (Cost $50,251,288)			47,375,852

See accompanying notes to the financial statements.

108 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.3%
Investment Companies — 0.3%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $124,808)	0.3%	124,808	$124,808
		Principal Amount
Short-Term Investments — 12.3%
Repurchase Agreements (d) — 12.3%

Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $6,137,674 (Cost $6,137,671)	$6,137,671	6,137,671
Total Investments — 107.7% (Cost $56,513,767)		53,638,331
Liabilities in excess of other assets — (7.7%)		(3,824,185)
Net Assets — 100.0%		$49,814,146

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,655,968.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at

November 30, 2021 was $699,941, collateralized in the form of cash with a value of $124,808 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $620,755 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $745,563.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $124,808.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,029
Aggregate gross unrealized depreciation	(9,836,072)
Net unrealized depreciation	$(8,947,043)
Federal income tax cost	$57,001,677

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	9	12/17/2021	USD	$2,435,580	$49,222

Swap Agreementsa

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
12,118,500	5/8/2023	Bank of America NA	0.47%	S&P MidCap 400®	(880,415)	315,547	564,868	—
3,066,192	5/8/2023	BNP Paribas SA	0.52%	S&P MidCap 400®	(251,221)	—	210,533	(40,688)
2,237,345	4/10/2023	Citibank NA	0.47%	S&P MidCap 400®	(139,203)	100,367	38,836	—
777,383	4/10/2023	Credit Suisse International	0.57%	S&P MidCap 400®	(56,528)	—	45,375	(11,153)
9,362,492	3/7/2023	Goldman Sachs International	0.57%	S&P MidCap 400®	(680,804)	282,463	398,341	—

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 109

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
39,892,997	11/7/2022	Morgan Stanley & Co. International plc	0.00%	S&P MidCap 400®	(169,354)	—	169,354	—
24,396,811	3/7/2023	Societe Generale	0.34%	S&P MidCap 400®	(2,822,114)	2,810,944	11,170	—
7,781,951	3/7/2023	UBS AG	0.42%	S&P MidCap 400®	(633,280)	629,738	3,542	—
99,633,671					(5,632,919)
				Total Unrealized Depreciation	(5,632,919)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	0.9%
Air Freight & Logistics	0.4%
Airlines	0.2%
Auto Components	1.7%
Automobiles	0.5%
Banks	6.8%
Beverages	0.2%
Biotechnology	1.3%
Building Products	2.6%
Capital Markets	2.7%
Chemicals	2.5%
Commercial Services & Supplies	1.6%
Communications Equipment	0.8%
Construction & Engineering	1.3%
Construction Materials	0.3%
Consumer Finance	0.6%
Containers & Packaging	0.8%
Diversified Consumer Services	0.8%
Diversified Telecommunication Services	0.2%
Electric Utilities	0.9%
Electrical Equipment	1.9%
Electronic Equipment, Instruments & Components	3.0%
Energy Equipment & Services	0.4%

See accompanying notes to the financial statements.

110 :: UMDD ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Entertainment	0.1%
Equity Real Estate Investment Trusts (REITs)	9.2%
Food & Staples Retailing	1.1%
Food Products	1.6%
Gas Utilities	1.1%
Health Care Equipment & Supplies	3.4%
Health Care Providers & Services	2.7%
Hotels, Restaurants & Leisure	2.7%
Household Durables	1.6%
Household Products	0.1%
Insurance	3.4%
Interactive Media & Services	0.4%
IT Services	1.5%
Leisure Products	1.3%
Life Sciences Tools & Services	1.2%
Machinery	4.7%
Marine	0.1%
Media	0.9%
Metals & Mining	2.0%
Multiline Retail	0.6%
Multi-Utilities	0.5%
Oil, Gas & Consumable Fuels	1.6%
Paper & Forest Products	0.3%
Personal Products	0.2%
Pharmaceuticals	0.6%
Professional Services	1.5%
Real Estate Management & Development	0.5%
Road & Rail	2.1%
Semiconductors & Semiconductor Equipment	4.6%
Software	3.6%
Specialty Retail	3.5%
Technology Hardware, Storage & Peripherals	0.1%
Textiles, Apparel & Luxury Goods	1.8%
Thrifts & Mortgage Finance	0.7%
Trading Companies & Distributors	0.9%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[a]	4.9%
100.0%

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO MIDCAP400 UMDD :: 111

Investments	Shares	Value
Common Stocks (a) — 81.4%
Automobiles — 4.9%
Tesla, Inc.*	803,702	$920,045,902
Beverages — 1.7%
Keurig Dr Pepper, Inc.	1,397,580	47,503,744
Monster Beverage Corp.*	521,666	43,705,177
PepsiCo, Inc.	1,363,484	217,857,474
		309,066,395
Biotechnology — 2.8%
Amgen, Inc.	560,050	111,382,744
Biogen, Inc.*	146,983	34,649,773
Gilead Sciences, Inc.	1,236,910	85,260,206
Incyte Corp.*	217,858	14,753,344
Moderna, Inc.*	398,203	140,338,683
Regeneron Pharmaceuticals, Inc.*	103,692	66,003,069
Seagen, Inc.*	179,483	28,717,280
Vertex Pharmaceuticals, Inc.*	255,930	47,843,554
		528,948,653
Commercial Services & Supplies — 0.4%
Cintas Corp.	101,576	42,884,371
Copart, Inc.*	233,391	33,879,038
		76,763,409
Communications Equipment — 1.2%
Cisco Systems, Inc.	4,157,401	227,991,871
Electric Utilities — 0.7%
American Electric Power Co., Inc.	493,506	39,998,661
Exelon Corp.	964,650	50,865,995
Xcel Energy, Inc.	531,177	33,851,910
		124,716,566
Electronic Equipment, Instruments & Components — 0.1%
CDW Corp.	135,640	25,684,790
Entertainment — 2.1%
Activision Blizzard, Inc.	767,228	44,959,561
Electronic Arts, Inc.	280,678	34,865,821
NetEase, Inc., ADR	296,770	31,971,032
Netflix, Inc.*	436,598	280,252,256
		392,048,670
Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	436,113	235,230,630
Walgreens Boots Alliance, Inc.	853,331	38,229,229
		273,459,859
Investments	Shares	Value
Common Stocks (a) (continued)
Food Products — 0.7%
Kraft Heinz Co. (The)	1,206,896	$40,563,775
Mondelez International, Inc., Class A	1,378,977	81,276,904
		121,840,679
Health Care Equipment & Supplies — 1.4%
Align Technology, Inc.*	77,944	47,665,094
Dexcom, Inc.*	95,444	53,695,840
IDEXX Laboratories, Inc.*	83,931	51,035,923
Intuitive Surgical, Inc.*	352,287	114,260,766
		266,657,623
Health Care Technology — 0.1%
Cerner Corp.	291,601	20,543,290
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.*	40,509	85,143,842
Marriott International, Inc., Class A*	321,269	47,406,454
Starbucks Corp.	1,163,208	127,534,125
Trip.com Group Ltd., ADR*	520,953	14,326,207
		274,410,628
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	681,127	137,751,124
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A*	195,226	554,041,627
Alphabet, Inc., Class C*	207,567	591,366,686
Baidu, Inc., ADR*	249,277	37,351,666
Match Group, Inc.*	273,283	35,524,057
Meta Platforms, Inc., Class A*	1,546,086	501,643,063
		1,719,927,099
Internet & Direct Marketing Retail — 7.2%
Amazon.com, Inc.*	328,365	1,151,599,041
eBay, Inc.	641,296	43,261,828
JD.com, Inc., ADR*	778,574	65,485,859
MercadoLibre, Inc.*	49,040	58,279,626
Pinduoduo, Inc., ADR*	376,908	25,064,382
		1,343,690,736
IT Services — 2.8%
Automatic Data Processing, Inc.	417,377	96,368,175
Cognizant Technology Solutions Corp., Class A	518,511	40,433,488
Fiserv, Inc.*	653,277	63,054,296
Okta, Inc.*	141,477	30,450,095

See accompanying notes to the financial statements.

112 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Shares	Value
Common Stocks (a) (continued)
Paychex, Inc.	354,978	$42,313,378
PayPal Holdings, Inc.*	1,159,196	214,323,748
VeriSign, Inc.*	110,364	26,477,427
		513,420,607
Leisure Products — 0.1%
Peloton Interactive, Inc., Class A*	267,967	11,790,548
Life Sciences Tools & Services — 0.3%
Illumina, Inc.*	154,391	56,403,664
Machinery — 0.2%
PACCAR, Inc.	342,491	28,570,599
Media — 2.1%
Charter Communications, Inc., Class A*(b)	181,345	117,199,647
Comcast Corp., Class A	4,519,429	225,881,061
Fox Corp., Class A	319,042	11,392,990
Fox Corp., Class B	247,993	8,332,565
Sirius XM Holdings, Inc. (b)	3,995,839	24,374,618
		387,180,881
Multiline Retail — 0.2%
Dollar Tree, Inc.*	221,878	29,693,933
Professional Services — 0.2%
Verisk Analytics, Inc.	159,179	35,794,582
Road & Rail — 0.4%
CSX Corp.	2,224,108	77,087,583
Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices, Inc.*	1,196,840	189,543,551
Analog Devices, Inc.	530,212	95,570,713
Applied Materials, Inc.	890,785	131,114,644
ASML Holding NV, NYRS	80,341	63,590,705
Broadcom, Inc.	404,730	224,090,906
Intel Corp.	4,001,917	196,894,317
KLA Corp.	150,680	61,497,028
Lam Research Corp.	140,041	95,206,874
Marvell Technology, Inc.	812,500	57,825,625
Microchip Technology, Inc.	540,631	45,104,844
Micron Technology, Inc.	1,110,582	93,288,888
NVIDIA Corp.	2,466,305	805,889,822
NXP Semiconductors NV	261,558	58,421,595
QUALCOMM, Inc.	1,112,797	200,926,626
Investments	Shares	Value
Common Stocks (a) (continued)
Skyworks Solutions, Inc.	162,921	$24,708,599
Texas Instruments, Inc.	910,769	175,204,633
Xilinx, Inc.	244,113	55,767,615
		2,574,646,985
Software — 13.8%
Adobe, Inc.*	469,976	314,813,424
ANSYS, Inc.*	86,077	33,697,424
Atlassian Corp. plc, Class A*	135,455	50,974,426
Autodesk, Inc.*	217,050	55,171,939
Cadence Design Systems, Inc.*	273,050	48,455,453
Check Point Software Technologies Ltd.*	131,009	14,582,612
Crowdstrike Holdings, Inc., Class A*	196,557	42,680,387
DocuSign, Inc.*	192,210	47,352,856
Intuit, Inc.	269,577	175,845,077
Microsoft Corp.	4,871,421	1,610,443,068
Splunk, Inc.*	161,708	19,566,668
Synopsys, Inc.*	150,487	51,316,067
Workday, Inc., Class A*	188,427	51,672,336
Zoom Video Communications, Inc., Class A*	237,499	50,209,663
		2,566,781,400
Specialty Retail — 0.4%
O'Reilly Automotive, Inc.*	68,023	43,409,558
Ross Stores, Inc.	352,213	38,422,916
		81,832,474
Technology Hardware, Storage & Peripherals — 9.5%
Apple, Inc.	10,716,735	1,771,476,296
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.*	123,271	56,015,575
Trading Companies & Distributors — 0.2%
Fastenal Co.	566,991	33,548,857
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.*	1,231,255	133,972,857
Total Common Stocks (Cost $14,559,842,240)		15,121,764,135
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $12,281,410)	12,281,410	12,281,410

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 113

Investments	Principal Amount	Value
Short-Term Investments — 20.3%
Repurchase Agreements (d) — 1.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $278,151,003 (Cost $278,150,784)	$278,150,784	$278,150,784
U.S. Treasury Obligations — 18.8%
U.S. Treasury Bills
0.03%, 12/15/2021 (e)	1,100,000,000	1,099,966,637
0.06%, 12/23/2021 (e)	1,400,000,000	1,399,878,942
0.06%, 5/19/2022 (e)	500,000,000	499,804,400
0.07%, 7/14/2022 (e)	500,000,000	499,655,470
Total U.S. Treasury Obligations (Cost $3,499,607,889)		3,499,305,449
Total Short-Term Investments (Cost $3,777,758,673)		3,777,456,233
Total Investments — 101.8% (Cost $18,349,882,323)		18,911,501,778
Liabilities in excess of other assets — (1.8%)		(329,487,274)
Net Assets — 100.0%		$18,582,014,504

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,753,351,908.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $34,263,232, collateralized in the form of cash with a value of $12,281,410 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $24,589,853 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.88%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $36,871,263.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $12,281,410.

(d)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(e)  The rate shown was the current yield as of November 30, 2021.

Abbreviations

ADR  American Depositary Receipt

NYRS  New York Registry Shares

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,664,639,632
Aggregate gross unrealized depreciation	(1,027,628,840)
Net unrealized appreciation	$637,010,792
Federal income tax cost	$18,426,641,170

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	6,462	12/17/2021	USD	$2,087,290,620	$156,167,214

Swap Agreementsa

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
4,503,938,670	5/8/2023	Bank of America NA	0.67%	NASDAQ-100 Index®	(67,074,060)	67,074,041	19	—
4,414,997,479	5/8/2023	BNP Paribas SA	0.72%	NASDAQ-100 Index®	(23,902,215)	—	23,902,215	—
4,281,359,790	4/10/2023	Citibank NA	0.73%	NASDAQ-100 Index®	(62,159,919)	62,003,353	156,566	—
1,564,522,667	11/7/2022	Credit Suisse International	0.67%	NASDAQ-100 Index®	160,204,039	—	(160,204,039)	—

See accompanying notes to the financial statements.

114 :: TQQQ ULTRAPRO QQQ :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
5,396,787,531	3/7/2023	Goldman Sachs International	0.77%	NASDAQ-100 Index®	(89,339,659)	88,933,680	405,979	—
4,549,522,644	5/8/2023	J.P. Morgan Securities	0.47%	NASDAQ-100 Index®	(55,283,883)	1,746,777	53,537,106	—
3,837,444,495	4/10/2023	Morgan Stanley & Co. International plc	0.47%	NASDAQ-100 Index®	(55,435,561)	24,927,693	30,507,868	—
4,464,389,530	3/7/2023	Societe Generale	0.87%	NASDAQ-100 Index®	(100,513,447)	100,484,306	29,141	—
5,538,218,870	11/7/2022	UBS AG	0.87%	NASDAQ-100 Index®	289,487,675	—	(289,487,675)	—
38,551,181,676					(4,017,030)
				Total Unrealized Appreciation	449,691,714
				Total Unrealized Depreciation	(453,708,744)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO QQQ TQQQ :: 115

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 86.3%
Ambarella, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	4,283	$768,884
AMC Entertainment Holdings, Inc., Class A*(b) (Entertainment)	0.5%	63,286	2,147,926
Arrowhead Pharmaceuticals, Inc.* (Biotechnology)	0.2%	12,420	870,021
Asana, Inc., Class A* (Software)	0.2%	9,062	941,995
ASGN, Inc.* (Professional Services)	0.2%	6,359	773,763
Avis Budget Group, Inc.* (Road & Rail)	0.4%	5,970	1,639,302
Biohaven Pharmaceutical Holding Co. Ltd.* (Biotechnology)	0.2%	6,824	765,926
BJ's Wholesale Club Holdings, Inc.* (Food & Staples Retailing)	0.3%	16,796	1,111,055
Blackline, Inc.*(b) (Software)	0.2%	6,574	723,469
Blueprint Medicines Corp.* (Biotechnology)	0.2%	7,169	689,658
Chart Industries, Inc.* (Machinery)	0.2%	4,468	779,889
Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	0.2%	12,861	765,744
Crocs, Inc.* (Textiles, Apparel & Luxury Goods)	0.3%	7,570	1,241,631
EastGroup Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	4,872	992,426
EMCOR Group, Inc. (Construction & Engineering)	0.2%	6,535	779,887
Exponent, Inc. (Professional Services)	0.2%	6,364	741,406
First Financial Bankshares, Inc. (Banks)	0.2%	15,909	794,177
Fox Factory Holding Corp.* (Auto Components)	0.2%	5,177	909,961
Glacier Bancorp, Inc. (Banks)	0.2%	13,506	733,376
Goodyear Tire & Rubber Co. (The)* (Auto Components)	0.2%	33,862	680,965
Helen of Troy Ltd.* (Household Durables)	0.2%	2,954	710,437
Houlihan Lokey, Inc. (Capital Markets)	0.1%	6,260	679,460
II-VI, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	12,817	801,447
Innovative Industrial Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	2,904	745,834
Inspire Medical Systems, Inc.* (Health Care Technology)	0.2%	3,296	735,898
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Intellia Therapeutics, Inc.* (Biotechnology)	0.2%	8,440	$970,684
KBR, Inc. (Professional Services)	0.2%	17,332	762,608
Lattice Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	0.3%	16,626	1,262,412
Macy's, Inc. (Multiline Retail)	0.3%	38,447	1,095,739
Medpace Holdings, Inc.* (Life Sciences Tools & Services)	0.2%	3,553	736,928
MicroStrategy, Inc., Class A*(b) (Software)	0.2%	962	694,016
Novanta, Inc.* (Electronic Equipment, Instruments & Components)	0.2%	4,324	698,110
Omnicell, Inc.* (Health Care Technology)	0.2%	5,272	933,144
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)	0.3%	32,109	1,116,109
Performance Food Group Co.* (Food & Staples Retailing)	0.2%	18,578	748,879
Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	0.2%	7,399	740,122
Rapid7, Inc.* (Software)	0.2%	6,800	843,608
Saia, Inc.* (Road & Rail)	0.3%	3,249	1,076,004
Scientific Games Corp.* (Hotels, Restaurants & Leisure)	0.2%	11,784	753,233
Semtech Corp.* (Semiconductors & Semiconductor Equipment)	0.1%	7,926	679,020
Shockwave Medical, Inc.* (Health Care Equipment & Supplies)	0.2%	4,134	745,112
Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	0.2%	5,442	1,068,101
STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	0.2%	20,011	872,079
Synaptics, Inc.* (Semiconductors & Semiconductor Equipment)	0.3%	4,324	1,220,406
Tenet Healthcare Corp.* (Health Care Providers & Services)	0.2%	13,014	948,330
Tetra Tech, Inc. (Commercial Services & Supplies)	0.3%	6,608	1,220,365
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	0.2%	8,578	711,459
WESCO International, Inc.* (Trading Companies & Distributors)	0.1%	5,457	677,377
WillScot Mobile Mini Holdings Corp.* (Construction & Engineering)	0.2%	25,627	976,132

See accompanying notes to the financial statements.

116 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Workiva, Inc.* (Software)	0.2%	5,247	$731,799
Other Common Stocks (b)	75.3%	13,149,541	309,214,217
Total Common Stocks (Cost $402,183,511)			354,020,530
		No. of Rights
Rights — 0.0% (c)
Contra Aduro Biotech I, CVR*(d)(e)	0.0%	899	—
Contraf-Nicotex-Tobacco GmbH*(d)(e)	0.0%	1,074	537
Oncternal Therapeutics, Inc., CVR*(d)(e)	0.0%	23	—
Tobira Therapeutics, Inc., CVR*(d)(e)	0.0%	218	—
Total Rights (Cost $2,658)			537
		Shares
Securities Lending Reinvestments (f) — 1.2%
Investment Companies — 1.2%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $4,901,219)	1.2%	4,901,219	4,901,219
		Principal Amount
Short-Term Investments — 40.8%
Repurchase Agreements (g) — 40.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $167,587,385 (Cost $167,587,252)		$167,587,252	167,587,252
Total Investments — 128.3% (Cost $574,674,640)			526,509,538
Liabilities in excess of other assets — (28.3)%			(116,055,316)
Net Assets — 100.0%			$410,454,222

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $172,846,695.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $9,414,021, collateralized in the form of cash with a value of $4,901,219 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,183,886 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $10,085,105.

(c)  Represents less than 0.05% of net assets.

(d)  Illiquid security.

(e)  Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $537, which represents approximately 0.00% of net assets of the Fund.

(f)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $4,901,219.

(g)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR  Contingent Value Rights — No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,046,230
Aggregate gross unrealized depreciation	(124,536,686)
Net unrealized depreciation	$(121,490,456)
Federal income tax cost	$577,561,978

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	283	12/17/2021	USD	$31,091,795	$(70,069)

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 117

Swap Agreementsa

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
104,386,656	5/8/2023	Bank of America NA	0.37%	Russell 2000® Index	(11,501,813)	11,407,657	94,156	—
66,963,406	5/8/2023	BNP Paribas SA	0.22%	Russell 2000® Index	(5,778,699)	4,995,775	782,924	—
258,402,710	4/10/2023	Citibank NA	0.36%	Russell 2000® Index	(20,827,857)	20,649,089	178,768	—
38,764,584	11/7/2022	Credit Suisse International	0.52%	Russell 2000® Index	(2,029,186)	2,006,232	22,954	—
197,831,535	3/7/2023	Goldman Sachs International	0.47%	Russell 2000® Index	(21,811,441)	21,630,616	180,825	—
99,452,301	11/6/2023	Morgan Stanley & Co. International plc	(0.19)%	Russell 2000® Index	(1,187,876)	1,187,431	445	—
62,858,041	3/7/2023	Societe Generale	0.42%	Russell 2000® Index	(5,699,352)	5,654,352	45,000	—
17,936,509	3/7/2023	UBS AG	0.07%	Russell 2000® Index	(1,531,723)	1,247,824	283,899	—
846,595,742					(70,367,947)
				Total Unrealized Depreciation	(70,367,947)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	0.6%
Air Freight & Logistics	0.3%
Airlines	0.3%
Auto Components	1.2%
Automobiles	0.3%
Banks	7.4%
Beverages	0.4%
Biotechnology	7.5%
Building Products	1.1%
Capital Markets	1.4%

See accompanying notes to the financial statements.

118 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Chemicals	1.7%
Commercial Services & Supplies	1.5%
Communications Equipment	0.6%
Construction & Engineering	1.4%
Construction Materials	0.2%
Consumer Finance	0.7%
Containers & Packaging	0.2%
Distributors	0.0%*
Diversified Consumer Services	0.5%
Diversified Financial Services	0.1%
Diversified Telecommunication Services	0.5%
Electric Utilities	0.5%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	2.0%
Energy Equipment & Services	0.7%
Entertainment	0.8%
Equity Real Estate Investment Trusts (REITs)	5.5%
Food & Staples Retailing	0.9%
Food Products	0.8%
Gas Utilities	0.7%
Health Care Equipment & Supplies	2.8%
Health Care Providers & Services	2.4%
Health Care Technology	1.0%
Hotels, Restaurants & Leisure	1.9%
Household Durables	1.7%
Household Products	0.2%
Independent Power and Renewable Electricity Producers	0.3%
Insurance	1.7%
Interactive Media & Services	0.5%
Internet & Direct Marketing Retail	0.5%
IT Services	1.3%
Leisure Products	0.5%
Life Sciences Tools & Services	0.8%
Machinery	3.2%
Marine	0.2%
Media	0.9%
Metals & Mining	1.0%
Mortgage Real Estate Investment Trusts (REITs)	1.1%
Multiline Retail	0.4%
Multi-Utilities	0.3%
Oil, Gas & Consumable Fuels	3.2%
Paper & Forest Products	0.1%
Personal Products	0.5%
Pharmaceuticals	1.2%
Professional Services	1.5%
Real Estate Management & Development	0.6%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	3.2%
Software	5.2%
Specialty Retail	2.2%
Technology Hardware, Storage & Peripherals	0.2%
Textiles, Apparel & Luxury Goods	0.8%
Thrifts & Mortgage Finance	1.3%
Tobacco	0.1%

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO RUSSELL2000 URTY :: 119

Trading Companies & Distributors	1.3%
Water Utilities	0.4%
Wireless Telecommunication Services	0.1%
Other[a]	13.7%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

120 :: URTY ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

	Percentage of Net Assets	Shares	Value
Common Stocks (a) — 89.5%
Abbott Laboratories (Health Care Equipment & Supplies)	0.5%	137,308	$17,269,227
AbbVie, Inc. (Biotechnology)	0.5%	136,871	15,778,489
Accenture plc, Class A (IT Services)	0.5%	49,119	17,555,130
Adobe, Inc.* (Software)	0.7%	36,895	24,714,116
Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	0.4%	93,954	14,879,495
Alphabet, Inc., Class A* (Interactive Media & Services)	2.0%	23,328	66,203,698
Alphabet, Inc., Class C* (Interactive Media & Services)	1.8%	21,824	62,177,449
Amazon.com, Inc.* (Internet & Direct Marketing Retail)	3.5%	33,739	118,325,035
Apple, Inc. (Technology Hardware, Storage & Peripherals)	6.0%	1,216,156	201,030,588
Bank of America Corp. (Banks)	0.8%	573,555	25,505,991
Berkshire Hathaway, Inc., Class B* (Diversified Financial Services)	1.2%	143,580	39,727,150
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	31,767	17,588,753
Chevron Corp. (Oil, Gas & Consumable Fuels)	0.5%	149,785	16,906,233
Cisco Systems, Inc. (Communications Equipment)	0.5%	326,409	17,900,269
Coca-Cola Co. (The) (Beverages)	0.5%	300,912	15,782,835
Comcast Corp., Class A (Media)	0.5%	354,784	17,732,104
Costco Wholesale Corp. (Food & Staples Retailing)	0.6%	34,243	18,469,989
Danaher Corp. (Life Sciences Tools & Services)	0.5%	49,209	15,827,583
Eli Lilly & Co. (Pharmaceuticals)	0.4%	61,498	15,253,964
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	0.6%	327,907	19,621,955
Home Depot, Inc. (The) (Specialty Retail)	1.0%	82,362	32,995,041
Intel Corp. (Semiconductors & Semiconductor Equipment)	0.4%	314,235	15,460,362
Intuit, Inc. (Software)	0.4%	21,160	13,802,668
Johnson & Johnson (Pharmaceuticals)	1.0%	203,904	31,794,751
JPMorgan Chase & Co. (Banks)	1.1%	231,441	36,759,774
	Percentage of Net Assets	Shares	Value
Common Stocks (a) (continued)
Lowe's Cos., Inc. (Specialty Retail)	0.4%	54,755	$13,392,525
Mastercard, Inc., Class A (IT Services)	0.6%	67,483	21,251,746
McDonald's Corp. (Hotels, Restaurants & Leisure)	0.4%	57,839	14,147,419
Merck & Co., Inc. (Pharmaceuticals)	0.4%	196,064	14,687,154
Meta Platforms, Inc., Class A* (Interactive Media & Services)	1.8%	184,642	59,908,943
Microsoft Corp. (Software)	5.7%	582,057	192,422,224
Netflix, Inc.* (Entertainment)	0.7%	34,275	22,001,123
NextEra Energy, Inc. (Electric Utilities)	0.4%	151,927	13,184,225
NIKE, Inc., Class B (Textiles, Apparel & Luxury Goods)	0.5%	98,995	16,753,914
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1.9%	193,013	63,068,928
PayPal Holdings, Inc.* (IT Services)	0.5%	91,011	16,827,024
PepsiCo, Inc. (Beverages)	0.5%	107,044	17,103,490
Pfizer, Inc. (Pharmaceuticals)	0.7%	434,247	23,332,091
Procter & Gamble Co. (The) (Household Products)	0.8%	188,014	27,183,064
QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	0.5%	87,363	15,774,263
salesforce.com, Inc.* (Software)	0.7%	75,245	21,441,815
Tesla, Inc.* (Automobiles)	2.1%	62,850	71,948,166
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	0.4%	71,504	13,755,224
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	0.6%	30,461	19,276,635
UnitedHealth Group, Inc. (Health Care Providers & Services)	1.0%	73,029	32,440,942
Verizon Communications, Inc. (Diversified Telecommunication Services)	0.5%	320,702	16,121,690
Visa, Inc., Class A (IT Services)	0.8%	130,713	25,328,258
Walmart, Inc. (Food & Staples Retailing)	0.5%	110,692	15,566,616
Walt Disney Co. (The)* (Entertainment)	0.6%	140,739	20,393,081
Wells Fargo & Co. (Banks)	0.4%	318,067	15,197,241
Other Common Stocks (b)	39.7%	14,151,835	1,330,281,350
Total Common Stocks (Cost $3,038,657,806)			3,001,851,800

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 121

	Percentage of Net Assets	Shares	Value
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $80,245)	0.0%	80,245	$80,245
		Principal Amount
Short-Term Investments — 12.8%
Repurchase Agreements (e) — 3.9%

Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $129,694,257 (Cost $129,694,157)	$129,694,157	129,694,157
U.S. Treasury Obligations — 8.9%
U.S. Treasury Bills 0.07%, 7/14/2022 (Cost $299,878,125) (f)	300,000,000	299,793,282
Total Short-Term Investments (Cost $429,572,282)		429,487,439
Total Investments — 102.3% (Cost $3,468,310,333)		3,431,419,484
Liabilities in excess of other assets — (2.3%)		(77,317,120)
Net Assets — 100.0%		$3,354,102,364

*  Non-income producing security.

(a)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,105,514,422.

(b)  The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $954,556, collateralized in the form of cash with a value of $80,245 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $927,771 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from December 9, 2021 - May 15, 2051. The total value of collateral is $1,008,016.

(c)  The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $80,245.

(d)  Represents less than 0.05% of net assets.

(e)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,912,671
Aggregate gross unrealized depreciation	(432,911,030)
Net unrealized depreciation	$(320,998,359)
Federal income tax cost	$3,548,546,029

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	960	12/17/2021	USD	$219,180,000	$7,691,358

See accompanying notes to the financial statements.

122 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
1,387,084,673	5/8/2023	Bank of America NA	0.62%	S&P 500®	(39,813,052)	—	39,813,052	—
297,846,039	5/8/2023	BNP Paribas SA	0.67%	S&P 500®	(6,718,702)	4,935,809	1,782,893	—
200,294,919	4/10/2023	Citibank NA	0.73%	S&P 500®	(5,147,148)	5,038,435	108,713	—
199,189,705	11/6/2023	Credit Suisse International	0.67%	S&P 500®	(1,499,721)	—	1,499,721	—
1,076,775,291	3/7/2023	Goldman Sachs International	0.67%	S&P 500®	(33,291,137)	22,047,285	11,243,852	—
1,773,722,326	5/8/2023	J.P. Morgan Securities	0.47%	S&P 500®	(51,579,771)	24,777,116	26,802,655	—
647,596,033	4/10/2023	Morgan Stanley & Co. International plc	0.42%	S&P 500®	(18,506,259)	14,149,844	4,356,415	—
746,485,284	3/7/2023	Societe Generale	0.47%	S&P 500®	(36,597,957)	36,529,425	68,532	—
512,517,874	3/7/2023	UBS AG	0.57%	S&P 500®	(18,409,425)	17,915,590	493,835	—
6,841,512,144					(211,563,172)
				Total Unrealized Depreciation	(211,563,172)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

UltraPro S&P500® invested, as a percentage of net assets, in the following industries, as of November 30, 2021:

Aerospace & Defense	1.2%
Air Freight & Logistics	0.5%
Airlines	0.2%
Auto Components	0.1%
Automobiles	2.5%
Banks	3.7%
Beverages	1.2%
Biotechnology	1.6%
Building Products	0.5%
Capital Markets	2.7%
Chemicals	1.6%
Commercial Services & Supplies	0.4%
Communications Equipment	0.8%
Construction & Engineering	0.0%*

See accompanying notes to the financial statements.

PROSHARES TRUST SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO S&P500® UPRO :: 123

Construction Materials	0.1%
Consumer Finance	0.5%
Containers & Packaging	0.3%
Distributors	0.1%
Diversified Financial Services	1.2%
Diversified Telecommunication Services	0.9%
Electric Utilities	1.4%
Electrical Equipment	0.5%
Electronic Equipment, Instruments & Components	0.6%
Energy Equipment & Services	0.2%
Entertainment	1.5%
Equity Real Estate Investment Trusts (REITs)	2.3%
Food & Staples Retailing	1.2%
Food Products	0.7%
Gas Utilities	0.0%*
Health Care Equipment & Supplies	2.5%
Health Care Providers & Services	2.3%
Health Care Technology	0.0%*
Hotels, Restaurants & Leisure	1.7%
Household Durables	0.3%
Household Products	1.2%
Independent Power and Renewable Electricity Producers	0.0%*
Industrial Conglomerates	0.9%
Insurance	1.6%
Interactive Media & Services	5.8%
Internet & Direct Marketing Retail	3.7%
IT Services	3.7%
Leisure Products	0.0%*
Life Sciences Tools & Services	1.8%
Machinery	1.3%
Media	0.9%
Metals & Mining	0.3%
Multiline Retail	0.5%
Multi-Utilities	0.6%
Oil, Gas & Consumable Fuels	2.2%
Personal Products	0.2%
Pharmaceuticals	3.2%
Professional Services	0.4%
Real Estate Management & Development	0.1%
Road & Rail	0.9%
Semiconductors & Semiconductor Equipment	6.0%
Software	8.9%
Specialty Retail	2.2%
Technology Hardware, Storage & Peripherals	6.3%
Textiles, Apparel & Luxury Goods	0.6%
Tobacco	0.5%
Trading Companies & Distributors	0.2%
Water Utilities	0.1%
Wireless Telecommunication Services	0.1%
Other[a]	10.5%
100.0%

*  Amount represents less than 0.05%.

a  Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

124 :: UPRO ULTRAPRO S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 99.5%
Repurchase Agreements (a) — 99.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $191,688,443 (Cost $191,688,291)	$191,688,291	$191,688,291
Total Investments — 99.5% (Cost $191,688,291)		191,688,291
Other assets less liabilities — 0.5%		1,051,835
Net Assets — 100.0%		$192,740,126

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(22,809,463)
Net unrealized depreciation	$(22,809,463)
Federal income tax cost	$191,688,291

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	17	3/22/2022	USD	$2,756,125	$(26,062)

Swap Agreementsa

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(203,610,172)	11/7/2022	Bank of America NA	0.23%	ICE U.S. Treasury 20+ Year Bond Index	(5,676,637)	—	5,010,000	(666,637)
(143,254,143)	8/8/2022	Citibank NA	0.38%	ICE U.S. Treasury 20+ Year Bond Index	(12,794,654)	—	12,586,000	(208,654)
(132,599,719)	11/6/2023	Goldman Sachs International	0.35%	ICE U.S. Treasury 20+ Year Bond Index	(2,280,955)	—	—	(2,280,955)
(97,086,454)	11/6/2023	Societe Generale	0.21%	ICE U.S. Treasury 20+ Year Bond Index	(2,031,155)	—	857,000	(1,174,155)
(576,550,488)					(22,783,401)
				Total Unrealized Depreciation	(22,783,401)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO SHORT 20+ YEAR TREASURY TTT :: 125

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

126 :: TTT ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 103.1%
Repurchase Agreements (a) — 11.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $49,595,971 (Cost $49,595,934)	$49,595,934	$49,595,934
U.S. Treasury Obligations (b) — 91.2%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	30,000,000	29,999,979
0.04%, 12/30/2021 (c)	35,000,000	34,997,533
0.05%, 1/27/2022 (c)	30,000,000	29,997,981
0.04%, 2/3/2022 (c)	20,000,000	19,998,489
0.04%, 2/10/2022 (c)	10,000,000	9,999,108
0.03%, 2/17/2022 (c)	25,000,000	24,997,414
0.03%, 2/24/2022 (c)	45,000,000	44,995,458
0.04%, 3/24/2022 (c)	35,000,000	34,994,205
0.04%, 4/21/2022 (c)	25,000,000	24,993,390
0.07%, 7/14/2022 (c)	50,000,000	49,965,547
0.07%, 8/11/2022 (c)	55,000,000	54,950,233
0.11%, 9/8/2022 (c)	20,000,000	19,974,632
Total U.S. Treasury Obligations (Cost $379,914,432)		379,863,969
Total Short-Term Investments (Cost $429,510,366)		429,459,903
Total Investments — 103.1% (Cost $429,510,366)		429,459,903
Liabilities in excess of other assets — (3.1%)		(12,728,145)
Net Assets — 100.0%		$416,731,758

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $98,387,666.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,098,058
Aggregate gross unrealized depreciation	(68,555,323)
Net unrealized depreciation	$(17,457,265)
Federal income tax cost	$429,510,366

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	276	12/17/2021	USD	$47,550,660	$1,728,298

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO SHORT DOW30SM SDOW :: 127

Swap Agreementsa

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(169,901,289)	12/6/2021	Bank of America NA	(0.27)%	Dow Jones Industrial AverageSM	(68,504,675)	51,959,675	16,545,000	—
(87,278,295)	5/8/2023	BNP Paribas SA	(0.37)%	Dow Jones Industrial AverageSM	5,055,912	(3,456,747)	—	1,599,165
(317,215,740)	4/10/2023	Citibank NA	(0.55)%	Dow Jones Industrial AverageSM	9,856,700	—	(3,970,000)	5,886,700
(82,485,058)	3/7/2023	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM	4,490,867	(3,106,194)	—	1,384,673
(249,627,649)	4/10/2023	Morgan Stanley & Co. International plc	0.42%	Dow Jones Industrial AverageSM	13,455,496	—	(9,148,000)	4,307,496
(134,486,508)	3/7/2023	Societe Generale	(0.17)%	Dow Jones Industrial AverageSM	7,413,994	(5,052,625)	—	2,361,369
(161,684,818)	3/7/2023	UBS AG	(0.27)%	Dow Jones Industrial AverageSM	9,096,606	—	(6,100,000)	2,996,606
(1,202,679,357)					(19,135,100)
				Total Unrealized Appreciation	49,369,575
				Total Unrealized Depreciation	(68,504,675)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

128 :: SDOW ULTRAPRO SHORT DOW30SM :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 72.8%
Repurchase Agreements (a) — 72.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,512,410 (Cost $4,512,406)	$4,512,406	$4,512,406
Total Investments — 72.8% (Cost $4,512,406)		4,512,406
Other assets less liabilities — 27.2%		1,687,264
Net Assets — 100.0%		$6,199,670

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$828,318
Aggregate gross unrealized depreciation	(205,496)
Net unrealized appreciation	$622,822
Federal income tax cost	$4,512,406

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/17/2021	USD	$270,620	$(2,432)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO SHORT MIDCAP400 SMDD :: 129

Swap Agreementsa

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,074,107)	11/7/2022	Bank of America NA	(0.17)%	S&P MidCap 400®	(203,064)	—	203,064	—
(3,418,316)	5/8/2023	BNP Paribas SA	(0.22)%	S&P MidCap 400®	202,450	—	—	202,450
(6,072,793)	4/10/2023	Citibank NA	(0.27)%	S&P MidCap 400®	293,820	—	—	293,820
(725,918)	4/10/2023	Morgan Stanley & Co. International plc	0.50%	S&P MidCap 400®	44,308	—	—	44,308
(5,038,089)	3/7/2023	Societe Generale	0.20%	S&P MidCap 400®	287,740	—	—	287,740
(18,329,223)					625,254
				Total Unrealized Appreciation	828,318
				Total Unrealized Depreciation	(203,064)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

130 :: SMDD ULTRAPRO SHORT MIDCAP400 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 107.6%
Repurchase Agreements (a) — 25.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $417,058,651 (Cost $417,058,322)	$417,058,322	$417,058,322
U.S. Treasury Obligations (b) — 82.2%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	75,000,000	74,999,948
0.05%, 12/16/2021 (c)	150,000,000	149,995,702
0.05%, 12/23/2021 (c)	75,000,000	74,993,515
0.04%, 12/30/2021 (c)	155,000,000	154,989,074
0.03%, 1/13/2022 (c)	50,000,000	49,998,358
0.05%, 1/27/2022 (c)	50,000,000	49,996,635
0.04%, 2/3/2022 (c)	20,000,000	19,998,489
0.04%, 2/10/2022 (c)	50,000,000	49,995,538
0.03%, 2/17/2022 (c)	50,000,000	49,994,827
0.05%, 2/24/2022 (c)	50,000,000	49,994,953
0.03%, 3/10/2022 (c)	25,000,000	24,996,631
0.04%, 3/17/2022 (c)	50,000,000	49,992,615
0.05%, 3/24/2022 (c)	50,000,000	49,991,721
0.05%, 4/21/2022 (c)	100,000,000	99,973,562
0.07%, 5/19/2022 (c)	50,000,000	49,980,440
0.08%, 6/16/2022 (c)	50,000,000	49,975,033
0.07%, 7/14/2022 (c)	100,000,000	99,931,094
0.09%, 8/11/2022 (c)	50,000,000	49,954,759
0.09%, 9/8/2022 (c)	150,000,000	149,809,740
Total U.S. Treasury Obligations (Cost $1,349,725,444)		1,349,562,634
Total Short-Term Investments (Cost $1,766,783,766)		1,766,620,956
Total Investments — 107.6% (Cost $1,766,783,766)		1,766,620,956
Liabilities in excess of other assets — (7.6%)		(125,079,589)
Net Assets — 100.0%		$1,641,541,367

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $503,933,447.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,255,837
Aggregate gross unrealized depreciation	(194,844,717)
Net unrealized depreciation	$(155,588,880)
Federal income tax cost	$1,766,783,766

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	418	12/17/2021	USD	$135,018,180	$3,634

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO SHORT QQQ SQQQ :: 131

Swap Agreementsa

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(788,029,925)	12/6/2021	Bank of America NA	(0.37)%	NASDAQ-100 Index®	(168,348,286)	115,979,284	52,369,002	—
(593,269,371)	5/8/2023	BNP Paribas SA	(0.42)%	NASDAQ-100 Index®	1,600,169	—	—	1,600,169
(835,566,345)	4/10/2023	Citibank NA	(0.55)%	NASDAQ-100 Index®	11,254,155	—	(10,000)	11,244,155
(596,835,409)	3/7/2023	Goldman Sachs International	(0.42)%	NASDAQ-100 Index®	8,487,798	—	—	8,487,798
(544,571,164)	5/8/2023	J.P. Morgan Securities	(0.22)%	NASDAQ-100 Index®	6,533,169	—	—	6,533,169
(250,865,148)	11/7/2022	Morgan Stanley & Co. International plc	(0.20)%	NASDAQ-100 Index®	(26,332,527)	26,332,527	—	—
(381,437,013)	3/7/2023	Societe Generale	(0.57)%	NASDAQ-100 Index®	2,192,098	—	—	2,192,098
(798,303,730)	3/7/2023	UBS AG	(0.22)%	NASDAQ-100 Index®	9,183,720	—	(9,183,720)	—
(4,788,878,105)					(155,429,704)
				Total Unrealized Appreciation	39,251,109
				Total Unrealized Depreciation	(194,680,813)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

132 :: SQQQ ULTRAPRO SHORT QQQ :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 76.9%
Repurchase Agreements (a) — 23.0%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $32,367,819 (Cost $32,367,796)	$32,367,796	$32,367,796
U.S. Treasury Obligations (b) — 53.9%
U.S. Treasury Bills
0.05%, 1/27/2022 (c)	15,000,000	14,998,991
0.04%, 2/3/2022 (c)	10,000,000	9,999,244
0.07%, 5/19/2022 (c)	25,000,000	24,990,220
0.08%, 6/16/2022 (c)	25,847,000	25,834,094
Total U.S. Treasury Obligations (Cost $75,826,316)		75,822,549
Total Short-Term Investments (Cost $108,194,112)		108,190,345
Total Investments — 76.9% (Cost $108,194,112)		108,190,345
Other assets less liabilities — 23.1%		32,513,322
Net Assets — 100.0%		$140,703,667

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $12,584,107.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,692,462
Aggregate gross unrealized depreciation	(16,399,799)
Net unrealized appreciation	$10,292,663
Federal income tax cost	$108,194,112

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	161	12/17/2021	USD	$17,688,265	$605,231

Swap Agreementsa

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(43,960,609)	5/8/2023	Bank of America NA	0.13%	Russell 2000® Index	4,452,239	(3,631,366)	—	820,873
(46,069,363)	5/8/2023	BNP Paribas SA	0.08%	Russell 2000® Index	3,962,836	(2,712,789)	—	1,250,047
(60,083,017)	4/10/2023	Citibank NA	0.12%	Russell 2000® Index	4,443,785	—	(3,180,000)	1,263,785
(68,095,845)	3/7/2023	Goldman Sachs International	(0.07)%	Russell 2000® Index	2,676,952	(1,295,850)	—	1,381,102
(98,845,402)	11/7/2022	Morgan Stanley & Co. International plc	0.69%	Russell 2000® Index	(16,395,939)	5,215,939	11,180,000	—
(38,392,969)	3/7/2023	Societe Generale	0.28%	Russell 2000® Index	4,976,496	(4,976,438)	(58)	—

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO SHORT RUSSELL2000 SRTY :: 133

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(48,692,782)	3/7/2023	UBS AG	0.43%	Russell 2000® Index	5,574,830	—	(4,600,000)	974,830
(404,139,987)					9,691,199
				Total Unrealized Appreciation	26,087,138
				Total Unrealized Depreciation	(16,395,939)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

134 :: SRTY ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.4%
Repurchase Agreements (a) — 15.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $96,899,447 (Cost $96,899,371)	$96,899,371	$96,899,371
U.S. Treasury Obligations (b) — 80.7%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	30,000,000	29,999,979
0.03%, 12/30/2021 (c)	65,000,000	64,995,418
0.03%, 1/13/2022 (c)	25,000,000	24,999,179
0.05%, 1/27/2022 (c)	10,000,000	9,999,327
0.04%, 2/3/2022 (c)	30,000,000	29,997,733
0.04%, 2/10/2022 (c)	20,000,000	19,998,215
0.03%, 2/17/2022 (c)	25,000,000	24,997,414
0.05%, 2/24/2022 (c)	15,000,000	14,998,486
0.03%, 3/10/2022 (c)	20,000,000	19,997,305
0.04%, 3/17/2022 (c)	25,000,000	24,996,307
0.06%, 3/24/2022 (c)	25,000,000	24,995,860
0.03%, 4/21/2022 (c)	25,000,000	24,993,391
0.07%, 5/19/2022 (c)	25,000,000	24,990,220
0.08%, 6/16/2022 (c)	25,000,000	24,987,517
0.07%, 7/14/2022 (c)	30,000,000	29,979,328
0.07%, 8/11/2022 (c)	80,000,000	79,927,614
0.08%, 9/8/2022 (c)	25,000,000	24,968,290
Total U.S. Treasury Obligations (Cost $499,890,082)		499,821,583
Total Short-Term Investments (Cost $596,789,453)		596,720,954
Total Investments — 96.4% (Cost $596,789,453)		596,720,954
Other assets less liabilities — 3.6%		22,419,796
Net Assets — 100.0%		$619,140,750

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $163,246,688.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,448,739
Aggregate gross unrealized depreciation	(38,862,460)
Net unrealized appreciation	$3,586,279
Federal income tax cost	$596,789,453

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	193	12/17/2021	USD	$44,064,313	$(305,579)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRAPRO SHORT S&P500® SPXU :: 135

Swap Agreementsa

UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(251,427,051)	5/8/2023	Bank of America NA	(0.32)%	S&P 500®	7,169,176	(1,922,232)	—	5,246,944
(179,738,852)	11/7/2022	BNP Paribas SA	(0.37)%	S&P 500®	(38,487,568)	38,487,567	1	—
(288,766,843)	4/10/2023	Citibank NA	(0.55)%	S&P 500®	5,551,761	—	(20,000)	5,531,761
(244,307,098)	3/7/2023	Goldman Sachs International	(0.42)%	S&P 500®	6,981,529	(3,248,753)	—	3,732,776
(245,636,095)	5/8/2023	J.P. Morgan Securities	(0.22)%	S&P 500®	6,893,325	—	(2,180,000)	4,713,325
(122,920,805)	4/10/2023	Morgan Stanley & Co. International plc	0.08%	S&P 500®	3,474,023	—	(1,239,000)	2,235,023
(250,207,662)	3/7/2023	Societe Generale	(0.17)%	S&P 500®	5,821,874	(2,502,467)	—	3,319,407
(230,439,348)	3/7/2023	UBS AG	(0.22)%	S&P 500®	6,556,237	—	(4,020,000)	2,536,237
(1,813,443,754)					3,960,357
				Total Unrealized Appreciation	42,447,925
				Total Unrealized Depreciation	(38,487,568)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

136 :: SPXU ULTRAPRO SHORT S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.4%
Repurchase Agreements (a) — 96.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $70,906,204 (Cost $70,906,148)	$70,906,148	$70,906,148
Total Investments — 96.4% (Cost $70,906,148)		70,906,148
Other assets less liabilities — 3.6%		2,648,710
Net Assets — 100.0%		$73,554,858

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,894
Aggregate gross unrealized depreciation	(154,179)
Net unrealized depreciation	$(124,285)
Federal income tax cost	$70,906,148

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	16	3/22/2022	USD	$2,092,750	$(7,528)

Swap Agreementsa

UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(119,829,815)	8/8/2022	Citibank NA	0.40%	ICE U.S. Treasury 7-10 Year Bond Index	29,894	—	(29,894)	—
(25,557,973)	11/6/2023	Societe Generale	0.21%	ICE U.S. Treasury 7-10 Year Bond Index	(146,651)	—	146,651	—
(145,387,788)					(116,757)
				Total Unrealized Appreciation	29,894
				Total Unrealized Depreciation	(146,651)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT 7-10 YEAR TREASURY PST :: 137

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

138 :: PST ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 104.5%
Repurchase Agreements (a) — 20.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $296,789,783 (Cost $296,789,550)	$296,789,550	$296,789,550
U.S. Treasury Obligations (b) — 83.9%
U.S. Treasury Bills
0.01%, 12/2/2021 (c)	40,000,000	39,999,972
0.04%, 12/16/2021 (c)	50,000,000	49,998,568
0.05%, 12/23/2021 (c)	25,000,000	24,997,838
0.03%, 12/30/2021 (c)	85,000,000	84,994,008
0.03%, 1/13/2022 (c)	25,000,000	24,999,179
0.05%, 1/27/2022 (c)	70,000,000	69,995,290
0.04%, 2/3/2022 (c)	35,000,000	34,997,355
0.04%, 2/10/2022 (c)	70,000,000	69,993,753
0.03%, 2/17/2022 (c)	25,000,000	24,997,414
0.03%, 2/24/2022 (c)	120,000,000	119,987,887
0.04%, 3/17/2022 (c)	25,000,000	24,996,307
0.04%, 3/24/2022 (c)	125,000,000	124,979,302
0.04%, 4/21/2022 (c)	125,000,000	124,966,953
0.07%, 5/19/2022 (c)	50,000,000	49,980,440
0.07%, 6/16/2022 (c)	100,000,000	99,950,066
0.07%, 7/14/2022 (c)	75,000,000	74,948,321
0.09%, 8/11/2022 (c)	25,000,000	24,977,379
0.08%, 9/8/2022 (c)	140,000,000	139,822,424
Total U.S. Treasury Obligations (Cost $1,209,740,763)		1,209,582,456
Total Short-Term Investments (Cost $1,506,530,313)		1,506,372,006
Total Investments — 104.5% (Cost $1,506,530,313)		1,506,372,006
Liabilities in excess of other assets — (4.5%)		(64,448,184)
Net Assets — 100.0%		$1,441,923,822

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $89,151,837.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$526
Aggregate gross unrealized depreciation	(74,548,251)
Net unrealized depreciation	$(74,547,725)
Federal income tax cost	$1,506,530,313

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	115	3/22/2022	USD	$18,644,375	$(21,616)

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT 20+ YEAR TREASURY TBT :: 139

Swap Agreementsa

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(714,117,611)	11/7/2022	Bank of America NA	0.23%	ICE U.S. Treasury 20+ Year Bond Index	(15,078,935)	15,078,935	—	—
(673,041,640)	8/8/2022	Citibank NA	0.38%	ICE U.S. Treasury 20+ Year Bond Index	(28,872,122)	28,872,122	—	—
(834,737,364)	11/6/2023	Goldman Sachs International	0.35%	ICE U.S. Treasury 20+ Year Bond Index	(16,255,691)	12,459,461	—	(3,796,230)
(658,864,067)	11/6/2023	Societe Generale	0.21%	ICE U.S. Treasury 20+ Year Bond Index	(14,161,054)	7,791,033	—	(6,370,021)
(2,880,760,682)					(74,367,802)
				Total Unrealized Depreciation	(74,367,802)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar
See accompanying notes to the financial statements.

140 :: TBT ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 65.5%
Repurchase Agreements (a) — 65.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,587,593 (Cost $1,587,592)	$1,587,592	$1,587,592
Total Investments — 65.5% (Cost $1,587,592)		1,587,592
Other assets less liabilities — 34.5%		837,036
Net Assets — 100.0%		$2,424,628

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$217,155
Aggregate gross unrealized depreciation	(84,557)
Net unrealized appreciation	$132,598
Federal income tax cost	$1,587,592

Swap Agreementsa

UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(308,935)	5/8/2023	Bank of America NA	0.33%	Dow Jones U.S. Basic MaterialsSM Index	17,454	—	—	17,454
(612,447)	11/7/2022	Morgan Stanley & Co. International plc	0.32%	Dow Jones U.S. Basic MaterialsSM Index	(84,557)	—	84,557	—
(1,667,601)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. Basic MaterialsSM Index	93,838	—	—	93,838
(2,260,361)	3/7/2023	UBS AG	0.18%	Dow Jones U.S. Basic MaterialsSM Index	105,863	—	—	105,863
(4,849,344)					132,598
				Total Unrealized Appreciation	217,155
				Total Unrealized Depreciation	(84,557)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT BASIC MATERIALS SMN :: 141

Investments	Principal Amount	Value
Short-Term Investments — 131.5%
Repurchase Agreements (a) — 131.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,054,769 (Cost $1,054,769)	$1,054,769	$1,054,769
Total Investments — 131.5% (Cost $1,054,769)		1,054,769
Liabilities in excess of other assets — (31.5%)		(252,781)
Net Assets — 100.0%		$801,988

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,234
Aggregate gross unrealized depreciation	(309,727)
Net unrealized depreciation	$(305,493)
Federal income tax cost	$1,054,769

Swap Agreementsa

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(223,106)	1/6/2022	Bank of America NA	0.08%	Dow Jones U.S. Consumer GoodsSM Index	(98,129)	—	40,000	(58,129)
(527,984)	11/7/2022	Morgan Stanley & Co. International plc	(0.17)%	Dow Jones U.S. Consumer GoodsSM Index	(74,949)	—	—	(74,949)
(365,450)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. Consumer GoodsSM Index	4,234	—	—	4,234
(487,603)	12/6/2021	UBS AG	0.18%	Dow Jones U.S. Consumer GoodsSM Index	(136,649)	—	12,046	(124,603)
(1,604,143)					(305,493)
				Total Unrealized Appreciation	4,234
				Total Unrealized Depreciation	(309,727)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

142 :: SZK ULTRASHORT CONSUMER GOODS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 104.7%
Repurchase Agreements (a) — 104.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $895,534 (Cost $895,533)	$895,533	$895,533
Total Investments — 104.7% (Cost $895,533)		895,533
Liabilities in excess of other assets — (4.7%)		(40,027)
Net Assets — 100.0%		$855,506

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,746
Aggregate gross unrealized depreciation	(169,879)
Net unrealized depreciation	$(154,133)
Federal income tax cost	$895,533

Swap Agreementsa

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(315,489)	1/6/2022	Bank of America NA	0.03%	Dow Jones U.S. Consumer ServicesSM Index	(41,224)	—	41,224	—
(483,749)	1/6/2022	BNP Paribas SA	(0.12)%	Dow Jones U.S. Consumer ServicesSM Index	(77,385)	—	10,000	(67,385)
(307,399)	3/7/2023	Goldman Sachs International	(0.17)%	Dow Jones U.S. Consumer ServicesSM Index	10,455	—	—	10,455
(362,407)	11/7/2022	Morgan Stanley & Co. International plc	(0.32)%	Dow Jones U.S. Consumer ServicesSM Index	(51,270)	—	—	(51,270)
(176,350)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. Consumer ServicesSM Index	2,445	—	—	2,445
(66,334)	3/7/2023	UBS AG	0.18%	Dow Jones U.S. Consumer ServicesSM Index	2,846	—	—	2,846
(1,711,728)					(154,133)
				Total Unrealized Appreciation	15,746
				Total Unrealized Depreciation	(169,879)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT CONSUMER SERVICES SCC :: 143

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

144 :: SCC ULTRASHORT CONSUMER SERVICES :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 77.8%
Repurchase Agreements (a) — 45.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $49,844,612 (Cost $49,844,573)	$49,844,573	$49,844,573
U.S. Treasury Obligations (b) — 32.1%
U.S. Treasury Bills
0.03%, 1/13/2022 (c)	25,000,000	24,999,179
0.03%, 3/10/2022 (c)	10,000,000	9,998,652
Total U.S. Treasury Obligations (Cost $34,998,137)		34,997,831
Total Short-Term Investments (Cost $84,842,710)		84,842,404
Total Investments — 77.8% (Cost $84,842,710)		84,842,404
Other assets less liabilities — 22.2%		24,147,763
Net Assets — 100.0%		$108,990,167

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $415,930.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,607,701
Aggregate gross unrealized depreciation	(7,065,353)
Net unrealized appreciation	$1,542,348
Federal income tax cost	$84,842,710

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	77	12/17/2021	USD	$13,265,945	$360,191

Swap Agreementsa

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(23,828,251)	11/7/2022	Bank of America NA	(0.27)%	Dow Jones Industrial AverageSM	(7,064,913)	—	7,064,913	—
(33,966,464)	5/8/2023	BNP Paribas SA	(0.37)%	Dow Jones Industrial AverageSM	1,704,725	(1,307,199)	—	397,526
(48,587,561)	4/10/2023	Citibank NA	(0.55)%	Dow Jones Industrial AverageSM	1,190,026	—	(480,000)	710,026
(32,151,345)	3/7/2023	Goldman Sachs International	(0.42)%	Dow Jones Industrial AverageSM	1,750,467	(1,441,492)	—	308,975
(34,380,269)	3/7/2023	Societe Generale	(0.17)%	Dow Jones Industrial AverageSM	1,880,102	(1,497,417)	—	382,685

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT DOW30SM DXD :: 145

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(31,738,540)	3/7/2023	UBS AG	(0.27)%	Dow Jones Industrial AverageSM	1,722,056	—	(1,360,000)	362,056
(204,652,430)					1,182,463
				Total Unrealized Appreciation	8,247,376
				Total Unrealized Depreciation	(7,064,913)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

146 :: DXD ULTRASHORT DOW30SM :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 63.1%
Repurchase Agreements (a) — 63.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $8,467,553 (Cost $8,467,546)	$8,467,546	$8,467,546
Total Investments — 63.1% (Cost $8,467,546)		8,467,546
Other assets less liabilities — 36.9%		4,949,651
Net Assets — 100.0%		$13,417,197

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$654,117
Aggregate gross unrealized depreciation	(3,548,348)
Net unrealized depreciation	$(2,894,231)
Federal income tax cost	$8,467,546

Swap Agreementsa

UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,013,303)	1/6/2022	Bank of America NA	0.03%	Dow Jones U.S. FinancialsSM Index[f]	(1,064,320)	—	1,064,320	—
(4,427,345)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. FinancialsSM Index[f]	(943,049)	—	943,049	—
(5,213,921)	4/10/2023	Citibank NA	(0.22)%	Dow Jones U.S. FinancialsSM Index[f]	216,981	—	—	216,981
(4,309,032)	3/7/2023	Goldman Sachs International	(0.17)%	Dow Jones U.S. FinancialsSM Index[f]	253,551	—	—	253,551
(7,062,863)	11/7/2022	Morgan Stanley & Co. International plc	0.36%	Dow Jones U.S. FinancialsSM Index[f]	(1,540,979)	—	1,540,979	—
(1,143,962)	3/7/2023	Societe Generale	(0.17)%	Dow Jones U.S. FinancialsSM Index[f]	77,357	—	—	77,357
(1,664,538)	3/7/2023	UBS AG	(0.17)%	Dow Jones U.S. FinancialsSM Index[f]	106,228	—	—	106,228
(26,834,964)					(2,894,231)
				Total Unrealized Appreciation	654,117
				Total Unrealized Depreciation	(3,548,348)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT FINANCIALS SKF :: 147

be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

148 :: SKF ULTRASHORT FINANCIALS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 61.4%
Repurchase Agreements (a) — 61.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $14,273,981 (Cost $14,273,971)	$14,273,971	$14,273,971
Total Investments — 61.4% (Cost $14,273,971)		14,273,971
Other assets less liabilities — 38.6%		8,960,471
Net Assets — 100.0%		$23,234,442

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,798,986
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,798,986
Federal income tax cost	$14,273,971

Swap Agreementsa,f

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(15,348,569)	5/8/2023	Bank of America NA	1.43%	iShares® China Large-Cap ETF	419,349	(351,226)	—	68,123
(5,846,117)	4/10/2023	Citibank NA	2.68%	iShares® China Large-Cap ETF	185,428	—	—	185,428
(4,751,628)	3/7/2023	Goldman Sachs International	0.43%	iShares® China Large-Cap ETF	179,491	—	—	179,491
(1,657,806)	4/10/2023	Morgan Stanley & Co. International plc	1.33%	iShares® China Large-Cap ETF	53,867	—	—	53,867
(2,641,400)	3/7/2023	Societe Generale	1.58%	iShares® China Large-Cap ETF	10,316	—	—	10,316
(16,168,231)	11/9/2022	UBS AG	1.68%	iShares® China Large-Cap ETF	950,535	—	(710,000)	240,535
(46,413,751)					1,798,986
				Total Unrealized Appreciation	1,798,986

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT FTSE CHINA 50 FXP :: 149

Investments	Principal Amount	Value
Short-Term Investments — 65.6%
Repurchase Agreements (a) — 65.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $5,565,142 (Cost $5,565,138)	$5,565,138	$5,565,138
Total Investments — 65.6% (Cost $5,565,138)		5,565,138
Other assets less liabilities — 34.4%		2,911,973
Net Assets — 100.0%		$8,477,111

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$633,070
Aggregate gross unrealized depreciation	(625,474)
Net unrealized appreciation	$7,596
Federal income tax cost	$5,565,138

Swap Agreementsa,f

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(5,027,154)	4/10/2023	Citibank NA	0.73%	Vanguard® FTSE Europe ETF Shares	290,411	—	(260,000)	30,411
(4,112,427)	3/7/2023	Goldman Sachs International	0.68%	Vanguard® FTSE Europe ETF Shares	255,277	(255,277)	—	—
(366,403)	4/10/2023	Morgan Stanley & Co. International plc	0.33%	Vanguard® FTSE Europe ETF Shares	24,528	—	—	24,528
(1,286,255)	3/7/2023	Societe Generale	0.88%	Vanguard® FTSE Europe ETF Shares	62,854	—	—	62,854
(6,234,179)	11/9/2022	UBS AG	0.43%	Vanguard® FTSE Europe ETF Shares	(625,474)	—	625,474	—
(17,026,418)					7,596
				Total Unrealized Appreciation	633,070
				Total Unrealized Depreciation	(625,474)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

150 :: EPV ULTRASHORT FTSE EUROPE :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 70.6%
Repurchase Agreements (a) — 70.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $2,015,648 (Cost $2,015,647)	$2,015,647	$2,015,647
Total Investments — 70.6% (Cost $2,015,647)		2,015,647
Other assets less liabilities — 29.4%		838,249
Net Assets — 100.0%		$2,853,896

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$61,822
Aggregate gross unrealized depreciation	(355,537)
Net unrealized depreciation	$(293,715)
Federal income tax cost	$2,015,647

Swap Agreementsa

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(1,636,676)	12/6/2021	Bank of America NA	(0.12)%	Dow Jones U.S. Health CareSM Index[f]	(159,139)	—	100,000	(59,139)
(63,988)	11/7/2022	Morgan Stanley & Co. International plc	(0.37)%	Dow Jones U.S. Health CareSM Index[f]	(7,129)	—	—	(7,129)
(3,028,775)	3/7/2023	Societe Generale	(0.07)%	Dow Jones U.S. Health CareSM Index[f]	61,822	—	—	61,822
(978,308)	12/6/2021	UBS AG	0.18%	Dow Jones U.S. Health CareSM Index[f]	(189,269)	—	28,000	(161,269)
(5,707,747)					(293,715)
				Total Unrealized Appreciation	61,822
				Total Unrealized Depreciation	(355,537)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT HEALTH CARE RXD :: 151

Investments	Principal Amount	Value
Short-Term Investments — 91.3%
Repurchase Agreements (a) — 91.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,557,254 (Cost $1,557,253)	$1,557,253	$1,557,253
Total Investments — 91.3% (Cost $1,557,253)		1,557,253
Other assets less liabilities — 8.7%		148,392
Net Assets — 100.0%		$1,705,645

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$104,114
Aggregate gross unrealized depreciation	(376,373)
Net unrealized depreciation	$(272,259)
Federal income tax cost	$1,557,253

Swap Agreementsa

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(626,792)	11/7/2022	Bank of America NA	0.03%	Dow Jones U.S. IndustrialsSM Index	(135,867)	—	—	(135,867)
(74,447)	11/7/2022	Morgan Stanley & Co. International plc	(0.17)%	Dow Jones U.S. IndustrialsSM Index	(3,230)	—	3,230	—
(1,849,642)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. IndustrialsSM Index	104,114	—	(20,000)	84,114
(860,860)	12/6/2021	UBS AG	0.18%	Dow Jones U.S. IndustrialsSM Index	(237,276)	—	237,276	—
(3,411,741)					(272,259)
				Total Unrealized Appreciation	104,114
				Total Unrealized Depreciation	(376,373)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

152 :: SIJ ULTRASHORT INDUSTRIALS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 77.0%
Repurchase Agreements (a) — 77.0%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,483,727 (Cost $1,483,725)	$1,483,725	$1,483,725
Total Investments — 77.0% (Cost $1,483,725)		1,483,725
Other assets less liabilities — 23.0%		443,656
Net Assets — 100.0%		$1,927,381

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,718
Aggregate gross unrealized depreciation	(307,926)
Net unrealized depreciation	$(140,208)
Federal income tax cost	$1,483,725

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	12/17/2021	USD	$270,620	$(2,432)

Swap Agreementsa

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(517,352)	12/6/2021	Bank of America NA	(0.17)%	S&P MidCap 400®	(125,203)	—	74,000	(51,203)
(1,180,971)	5/8/2023	BNP Paribas SA	(0.22)%	S&P MidCap 400®	85,605	—	—	85,605
(1,172,846)	4/10/2023	Citibank NA	(0.27)%	S&P MidCap 400®	43,232	—	—	43,232
(159,810)	11/7/2022	Morgan Stanley & Co. International plc	0.50%	S&P MidCap 400®	(180,291)	—	133,000	(47,291)
(552,565)	3/7/2023	Societe Generale	0.20%	S&P MidCap 400®	38,881	—	—	38,881
(3,583,544)					(137,776)
				Total Unrealized Appreciation	167,718
				Total Unrealized Depreciation	(305,494)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT MIDCAP400 MZZ :: 153

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

154 :: MZZ ULTRASHORT MIDCAP400 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 59.3%
Repurchase Agreements (a) — 59.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $13,153,458 (Cost $13,153,447)	$13,153,447	$13,153,447
Total Investments — 59.3% (Cost $13,153,447)		13,153,447
Other assets less liabilities — 40.7%		9,034,588
Net Assets — 100.0%		$22,188,035

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,767,694
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$1,767,694
Federal income tax cost	$13,153,447

Swap Agreementsa,f

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(10,049,835)	11/9/2022	Bank of America NA	1.43%	iShares® MSCI Brazil Capped ETF	535,132	(288,805)	—	246,327
(3,228,835)	4/10/2023	Citibank NA	0.13%	iShares® MSCI Brazil Capped ETF	157,934	—	—	157,934
(4,139,352)	3/7/2023	Goldman Sachs International	1.93%	iShares® MSCI Brazil Capped ETF	132,713	—	—	132,713
(1,368,889)	4/10/2023	Morgan Stanley & Co. International plc	0.33%	iShares® MSCI Brazil Capped ETF	66,798	—	—	66,798
(3,593,042)	3/7/2023	Societe Generale	0.98%	iShares® MSCI Brazil Capped ETF	6,810	—	—	6,810
(21,846,192)	3/7/2023	UBS AG	0.68%	iShares® MSCI Brazil Capped ETF	868,307	—	(340,200)	528,107
(44,226,145)					1,767,694
				Total Unrealized Appreciation	1,767,694

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT MSCI BRAZIL CAPPED BZQ :: 155

Investments	Principal Amount	Value
Short-Term Investments — 77.1%
Repurchase Agreements (a) — 77.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $723,995 (Cost $723,994)	$723,994	$723,994
Total Investments — 77.1% (Cost $723,994)		723,994
Other assets less liabilities — 22.9%		215,268
Net Assets — 100.0%		$939,262

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$79,694
Aggregate gross unrealized depreciation	(88,289)
Net unrealized depreciation	$(8,595)
Federal income tax cost	$723,994

Swap Agreementsa,f

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(385,776)	4/10/2023	Citibank NA	0.33%	iShares® MSCI EAFE ETF	24,028	—	—	24,028
(505,450)	3/7/2023	Goldman Sachs International	(0.12)%	iShares® MSCI EAFE ETF	28,411	—	—	28,411
(425,198)	3/7/2023	Societe Generale	0.73%	iShares® MSCI EAFE ETF	27,255	—	—	27,255
(567,400)	11/9/2022	UBS AG	0.33%	iShares® MSCI EAFE ETF	(88,289)	—	88,289	—
(1,883,824)					(8,595)
				Total Unrealized Appreciation	79,694
				Total Unrealized Depreciation	(88,289)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

156 :: EFU ULTRASHORT MSCI EAFE :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 66.1%
Repurchase Agreements (a) — 66.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,582,181 (Cost $4,582,177)	$4,582,177	$4,582,177
Total Investments — 66.1% (Cost $4,582,177)		4,582,177
Other assets less liabilities — 33.9%		2,354,155
Net Assets — 100.0%		$6,936,332

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$576,022
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$576,022
Federal income tax cost	$4,582,177

Swap Agreementsa,f

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(4,901,378)	4/10/2023	Citibank NA	0.48%	iShares® MSCI Emerging Markets ETF	216,099	—	—	216,099
(2,324,402)	3/7/2023	Goldman Sachs International	0.43%	iShares® MSCI Emerging Markets ETF	118,668	—	—	118,668
(839,930)	3/7/2023	Societe Generale	1.63%	iShares® MSCI Emerging Markets ETF	45,791	—	—	45,791
(5,848,534)	3/7/2023	UBS AG	1.03%	iShares® MSCI Emerging Markets ETF	195,464	—	—	195,464
(13,914,244)					576,022
				Total Unrealized Appreciation	576,022

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT MSCI EMERGING MARKETS EEV :: 157

Investments	Principal Amount	Value
Short-Term Investments — 63.1%
Repurchase Agreements (a) — 63.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $2,404,060 (Cost $2,404,058)	$2,404,058	$2,404,058
Total Investments — 63.1% (Cost $2,404,058)		2,404,058
Other assets less liabilities — 36.9%		1,404,044
Net Assets — 100.0%		$3,808,102

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,367
Aggregate gross unrealized depreciation	(59,196)
Net unrealized appreciation	$150,171
Federal income tax cost	$2,404,058

Swap Agreementsa,f

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,278,607)	11/9/2022	Bank of America NA	0.38%	iShares® MSCI Japan ETF	(59,196)	—	59,196	—
(1,193,834)	4/10/2023	Morgan Stanley & Co. International plc	0.23%	iShares® MSCI Japan ETF	61,756	—	—	61,756
(1,813,511)	3/7/2023	Societe Generale	1.08%	iShares® MSCI Japan ETF	103,526	—	—	103,526
(2,358,298)	11/9/2022	UBS AG	0.58%	iShares® MSCI Japan ETF	44,085	—	—	44,085
(7,644,250)					150,171
				Total Unrealized Appreciation	209,367
				Total Unrealized Depreciation	(59,196)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to the financial statements.

158 :: EWV ULTRASHORT MSCI JAPAN :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 75.6%
Repurchase Agreements (a) — 75.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $5,224,154 (Cost $5,224,150)	$5,224,150	$5,224,150
Total Investments — 75.6% (Cost $5,224,150)		5,224,150
Other assets less liabilities — 24.4%		1,688,019
Net Assets — 100.0%		$6,912,169

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$607,769
Aggregate gross unrealized depreciation	(437,654)
Net unrealized appreciation	$170,115
Federal income tax cost	$5,224,150

Swap Agreementsa

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,141,957)	1/6/2022	Bank of America NA	0.18%	NASDAQ Biotechnology Index®	(436,828)	—	436,828	—
(3,823,896)	4/10/2023	Citibank NA	0.93%	NASDAQ Biotechnology Index®	9,884	—	—	9,884
(186,882)	11/7/2022	Morgan Stanley & Co. International plc	(0.02)%	NASDAQ Biotechnology Index®	(826)	—	826	—
(3,248,874)	3/7/2023	Societe Generale	0.08%	NASDAQ Biotechnology Index®	121,159	—	—	121,159
(4,422,878)	11/6/2023	UBS AG	0.93%	NASDAQ Biotechnology Index®	476,726	—	(300,000)	176,726
(13,824,487)					170,115
				Total Unrealized Appreciation	607,769
				Total Unrealized Depreciation	(437,654)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT NASDAQ BIOTECHNOLOGY BIS :: 159

Investments	Principal Amount	Value
Short-Term Investments — 85.8%
Repurchase Agreements (a) — 85.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $18,572,185 (Cost $18,572,171)	$18,572,171	$18,572,171
Total Investments — 85.8% (Cost $18,572,171)		18,572,171
Other assets less liabilities — 14.2%		3,061,122
Net Assets — 100.0%		$21,633,293

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,587,389
Aggregate gross unrealized depreciation	(8,911,251)
Net unrealized depreciation	$(7,323,862)
Federal income tax cost	$18,572,171

Swap Agreementsa

UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(3,128,578)	11/7/2022	Bank of America NA	0.23%	Dow Jones U.S. Oil & GasSM Index	(3,146,983)	—	3,146,983	—
(11,901,930)	3/7/2023	Goldman Sachs International	(0.17)%	Dow Jones U.S. Oil & GasSM Index	882,093	(495,990)	—	386,103
(4,493,534)	11/7/2022	Morgan Stanley & Co. International plc	0.59%	Dow Jones U.S. Oil & GasSM Index	(659,713)	—	659,713	—
(11,284,525)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. Oil & GasSM Index	705,296	(530,494)	—	174,802
(12,458,598)	12/6/2021	UBS AG	0.08%	Dow Jones U.S. Oil & GasSM Index	(5,104,555)	—	5,104,555	—
(43,267,165)					(7,323,862)
				Total Unrealized Appreciation	1,587,389
				Total Unrealized Depreciation	(8,911,251)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

160 :: DUG ULTRASHORT OIL & GAS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 108.0%
Repurchase Agreements (a) — 38.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $85,847,162 (Cost $85,847,095)	$85,847,095	$85,847,095
U.S. Treasury Obligations (b) — 69.5%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	20,000,000	19,999,986
0.05%, 12/30/2021 (c)	25,000,000	24,998,237
0.03%, 3/10/2022 (c)	10,000,000	9,998,653
0.04%, 3/17/2022 (c)	25,000,000	24,996,307
0.04%, 3/24/2022 (c)	25,000,000	24,995,860
0.04%, 4/21/2022 (c)	25,000,000	24,993,391
0.11%, 9/8/2022 (c)	25,000,000	24,968,290
Total U.S. Treasury Obligations (Cost $154,967,527)		154,950,724
Total Short-Term Investments (Cost $240,814,622)		240,797,819
Total Investments — 108.0% (Cost $240,814,622)		240,797,819
Liabilities in excess of other assets — (8.0%)		(17,939,764)
Net Assets — 100.0%		$222,858,055

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $54,629,719.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,259,214
Aggregate gross unrealized depreciation	(41,961,518)
Net unrealized depreciation	$(37,702,304)
Federal income tax cost	$240,814,622

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	51	12/17/2021	USD	$16,473,510	$126,999

Swap Agreementsa

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(52,893,546)	12/6/2021	Bank of America NA	(0.37)%	NASDAQ-100 Index®	(22,059,681)	14,329,681	7,730,000	—
(57,895,681)	11/7/2022	BNP Paribas SA	(0.42)%	NASDAQ-100 Index®	(15,333,542)	15,215,542	118,000	—
(137,187,592)	4/10/2023	Citibank NA	(0.55)%	NASDAQ-100 Index®	2,406,532	—	(180,000)	2,226,532
(25,720,656)	3/7/2023	Goldman Sachs International	(0.42)%	NASDAQ-100 Index®	184,559	—	—	184,559

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT QQQ QID :: 161

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(38,113,043)	5/8/2023	J.P. Morgan Securities	(0.22)%	NASDAQ-100 Index®	457,239	—	—	457,239
(8,067,960)	11/7/2022	Morgan Stanley & Co. International plc	(0.20)%	NASDAQ-100 Index®	(4,551,492)	4,551,492	—	—
(51,183,138)	3/7/2023	Societe Generale	(0.57)%	NASDAQ-100 Index®	455,652	—	—	455,652
(58,068,965)	3/7/2023	UBS AG	(0.22)%	NASDAQ-100 Index®	628,233	—	—	628,233
(429,130,581)					(37,812,500)
				Total Unrealized Appreciation	4,132,215
				Total Unrealized Depreciation	(41,944,715)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S. Dollar

See accompanying notes to the financial statements.

162 :: QID ULTRASHORT QQQ :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 87.2%
Repurchase Agreements (a) — 87.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $14,355,590 (Cost $14,355,580)	$14,355,580	$14,355,580
Total Investments — 87.2% (Cost $14,355,580)		14,355,580
Other assets less liabilities — 12.8%		2,114,829
Net Assets — 100.0%		$16,470,409

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$344,894
Aggregate gross unrealized depreciation	(4,574,473)
Net unrealized depreciation	$(4,229,579)
Federal income tax cost	$14,355,580

Swap Agreementsa

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(2,471,632)	12/6/2021	Bank of America NA	(0.42)%	Dow Jones U.S. Real EstateSM Index	(2,509,472)	—	2,509,472	—
(8,600,329)	5/8/2023	BNP Paribas SA	(0.27)%	Dow Jones U.S. Real EstateSM Index	114,307	—	—	114,307
(3,326,876)	3/7/2023	Goldman Sachs International	(0.17)%	Dow Jones U.S. Real EstateSM Index	87,229	—	—	87,229
(5,870,125)	1/6/2022	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. Real EstateSM Index	(1,754,938)	—	1,754,938	—
(5,372,968)	3/7/2023	Societe Generale	(0.12)%	Dow Jones U.S. Real EstateSM Index	143,358	—	—	143,358
(7,299,141)	11/7/2022	UBS AG	0.18%	Dow Jones U.S. Real EstateSM Index	(310,063)	—	310,063	—
(32,941,071)					(4,229,579)
				Total Unrealized Appreciation	344,894
				Total Unrealized Depreciation	(4,574,473)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT REAL ESTATE SRS :: 163

Investments	Principal Amount	Value
Short-Term Investments — 94.5%
Repurchase Agreements (a) — 80.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $57,269,630 (Cost $57,269,586)	$57,269,586	$57,269,586
U.S. Treasury Obligations (b) — 14.0%
U.S. Treasury Bills
0.03%, 3/10/2022 (c) (Cost $9,999,093)	10,000,000	9,998,653
Total Short-Term Investments (Cost $67,268,679)		67,268,239
Total Investments — 94.5% (Cost $67,268,679)		67,268,239
Other assets less liabilities — 5.5%		3,915,087
Net Assets — 100.0%		$71,183,326

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $532,910.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,365,075
Aggregate gross unrealized depreciation	(7,852,240)
Net unrealized depreciation	$(487,165)
Federal income tax cost	$67,268,679

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	52	12/17/2021	USD	$5,712,980	$430,703

Swap Agreementsa

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(6,007,422)	11/7/2022	Bank of America NA	0.13%	Russell 2000® Index	(3,971,484)	—	3,971,484	—
(3,030,098)	5/8/2023	BNP Paribas SA	0.08%	Russell 2000® Index	409,067	(342,362)	—	66,705
(21,373,405)	4/10/2023	Citibank NA	0.12%	Russell 2000® Index	1,613,314	—	(1,170,000)	443,314
(4,314,262)	3/7/2023	Goldman Sachs International	(0.07)%	Russell 2000® Index	474,487	(406,337)	—	68,150
(47,643,783)	11/7/2022	Morgan Stanley & Co. International plc	0.69%	Russell 2000® Index	(2,303,364)
(19,783,626)	11/7/2022	Morgan Stanley & Co. International plc	0.43%	iShares® Russell 2000 ETF	(1,576,952)
(67,427,409)					(3,880,316)	—	3,880,316	—
(17,661,645)	3/7/2023	Societe Generale	0.28%	Russell 2000® Index	2,290,028	(1,996,118)	—	293,910
See accompanying notes to the financial statements.

164 :: TWM ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(16,766,370)	3/7/2023	UBS AG	0.43%	Russell 2000® Index	2,147,476	—	(1,740,000)	407,476
(136,580,611)					(917,428)
				Total Unrealized Appreciation	6,934,372
				Total Unrealized Depreciation	(7,851,800)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT RUSSELL2000 TWM :: 165

Investments	Principal Amount	Value
Short-Term Investments — 107.8%
Repurchase Agreements (a) — 5.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $30,110,589 (Cost $30,110,565)	$30,110,565	$30,110,565
U.S. Treasury Obligations (b) — 102.1%
U.S. Treasury Bills
0.02%, 12/2/2021 (c)	30,000,000	29,999,979
0.03%, 12/9/2021 (c)	100,000,000	99,999,444
0.05%, 12/23/2021 (c)	25,000,000	24,997,838
0.04%, 12/30/2021 (c)	50,000,000	49,996,475
0.03%, 1/13/2022 (c)	25,000,000	24,999,179
0.05%, 1/27/2022 (c)	40,000,000	39,997,308
0.04%, 2/3/2022 (c)	20,000,000	19,998,489
0.04%, 2/10/2022 (c)	10,000,000	9,999,108
0.05%, 2/24/2022 (c)	20,000,000	19,997,981
0.04%, 3/24/2022 (c)	35,000,000	34,994,205
0.04%, 4/21/2022 (c)	25,000,000	24,993,390
0.06%, 6/16/2022 (c)	20,000,000	19,990,013
0.07%, 7/14/2022 (c)	40,000,000	39,972,438
0.09%, 8/11/2022 (c)	50,000,000	49,954,759
0.09%, 9/8/2022 (c)	45,000,000	44,942,922
Total U.S. Treasury Obligations (Cost $534,894,937)		534,833,528
Total Short-Term Investments (Cost $565,005,502)		564,944,093
Total Investments — 107.8% (Cost $565,005,502)		564,944,093
Liabilities in excess of other assets — (7.8%)		(40,692,330)
Net Assets — 100.0%		$524,251,763

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)  All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $115,865,140.

(c)  The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,499,299
Aggregate gross unrealized depreciation	(65,196,362)
Net unrealized depreciation	$(46,697,063)
Federal income tax cost	$565,005,502

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	169	12/17/2021	USD	$38,584,813	$(288,362)

See accompanying notes to the financial statements.

166 :: SDS ULTRASHORT S&P500® :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Swap Agreementsa

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(159,041,208)	12/6/2021	Bank of America NA	(0.32)%	S&P 500®	(45,933,774)	31,465,774	14,468,000	—
(108,164,828)	5/8/2023	BNP Paribas SA	(0.37)%	S&P 500®	3,087,608	(1,026,081)	—	2,061,527
(160,351,937)	4/10/2023	Citibank NA	(0.55)%	S&P 500®	5,307,302	—	(2,240,000)	3,067,302
(181,798,569)	3/7/2023	Goldman Sachs International	(0.42)%	S&P 500®	5,195,232	(1,801,891)	—	3,393,341
(152,752,449)	11/7/2022	J.P. Morgan Securities	(0.22)%	S&P 500®	(18,912,235)	18,912,235	—	—
(18,327,371)	4/10/2023	Morgan Stanley & Co. International plc	0.08%	S&P 500®	517,973	—	(184,000)	333,973
(86,923,711)	3/7/2023	Societe Generale	(0.17)%	S&P 500®	1,459,093	(241,127)	—	1,217,966
(142,593,888)	3/7/2023	UBS AG	(0.22)%	S&P 500®	2,931,509	—	(200,000)	2,731,509
(1,009,953,961)					(46,347,292)
				Total Unrealized Appreciation	18,498,717
				Total Unrealized Depreciation	(64,846,009)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD  U.S. Dollar

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT S&P500® SDS :: 167

Investments	Principal Amount	Value
Short-Term Investments — 107.9%
Repurchase Agreements (a) — 107.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $2,514,178 (Cost $2,514,176)	$2,514,176	$2,514,176
Total Investments — 107.9% (Cost $2,514,176)		2,514,176
Liabilities in excess of other assets — (7.9%)		(184,466)
Net Assets — 100.0%		$2,329,710

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,281,167)
Net unrealized depreciation	$(1,281,167)
Federal income tax cost	$2,514,176

Swap Agreementsa

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(290,409)	1/6/2022	Bank of America NA	(0.07)%	Dow Jones U.S. SemiconductorsSM Index[f]	(86,178)	—	86,178	—
(796,282)	11/7/2022	Goldman Sachs International	(0.17)%	Dow Jones U.S. SemiconductorsSM Index[f]	(71,763)	—	—	(71,763)
(252,937)	5/8/2023	J.P. Morgan Securities	(0.27)%	Dow Jones U.S. SemiconductorsSM Index[f]	(5,504)	—	5,504	—
(833,755)	11/7/2022	Morgan Stanley & Co. International plc	(0.07)%	Dow Jones U.S. SemiconductorsSM Index[f]	(527,476)	—	527,476	—
(1,761,190)	3/7/2023	Societe Generale	(0.07)%	Dow Jones U.S. SemiconductorsSM Index[f]	(64,990)	—	30,000	(34,990)
(721,338)	11/7/2022	UBS AG	(0.17)%	Dow Jones U.S. SemiconductorsSM Index[f]	(525,256)	—	351,000	(174,256)
(4,655,911)					(1,281,167)
				Total Unrealized Depreciation	(1,281,167)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

See accompanying notes to the financial statements.

168 :: SSG ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT SEMICONDUCTORS SSG :: 169

Investments	Principal Amount	Value
Short-Term Investments — 93.4%
Repurchase Agreements (a) — 93.4%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $2,971,202 (Cost $2,971,200)	$2,971,200	$2,971,200
Total Investments — 93.4% (Cost $2,971,200)		2,971,200
Other assets less liabilities — 6.6%		210,731
Net Assets — 100.0%		$3,181,931

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,219
Aggregate gross unrealized depreciation	(1,008,843)
Net unrealized depreciation	$(897,624)
Federal income tax cost	$2,971,200

Swap Agreementsa

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(746,791)	11/7/2022	Bank of America NA	(0.07)%	S&P SmallCap 600®	(182,278)	—	110,000	(72,278)
(2,597,652)	11/7/2022	Morgan Stanley & Co. International plc	0.53%	S&P SmallCap 600®	(377,426)	—	377,426	—
(2,126,207)	3/7/2023	Societe Generale	0.28%	S&P SmallCap 600®	111,219	—	—	111,219
(893,195)	12/6/2021	UBS AG	0.08%	S&P SmallCap 600®	(449,139)	—	449,139	—
(6,363,845)					(897,624)
				Total Unrealized Appreciation	111,219
				Total Unrealized Depreciation	(1,008,843)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

170 :: SDD ULTRASHORT SMALLCAP600 :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 93.1%
Repurchase Agreements (a) — 93.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $3,186,446 (Cost $3,186,443)	$3,186,443	$3,186,443
Total Investments — 93.1% (Cost $3,186,443)		3,186,443
Other assets less liabilities — 6.9%		235,917
Net Assets — 100.0%		$3,422,360

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,577
Aggregate gross unrealized depreciation	(1,689,347)
Net unrealized depreciation	$(1,676,770)
Federal income tax cost	$3,186,443

Swap Agreementsa

UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(830,624)	1/6/2022	Bank of America NA	(0.02)%	Dow Jones U.S. TechnologySM Index[f]	(551,380)	—	440,000	(111,380)
(750,847)	1/6/2022	BNP Paribas SA	(0.27)%	Dow Jones U.S. TechnologySM Index[f]	(309,143)	—	100,000	(209,143)
(2,186,840)	3/7/2023	Goldman Sachs International	(0.17)%	Dow Jones U.S. TechnologySM Index[f]	(2,969)	—	2,969	—
(1,069,956)	5/8/2023	J.P. Morgan Securities	(0.27)%	Dow Jones U.S. TechnologySM Index[f]	7,823	—	—	7,823
(356,652)	11/7/2022	Morgan Stanley & Co. International plc	(0.27)%	Dow Jones U.S. TechnologySM Index[f]	(85,091)	—	85,091	—
(694,533)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. TechnologySM Index[f]	4,754	—	—	4,754
(957,329)	12/6/2021	UBS AG	0.08%	Dow Jones U.S. TechnologySM Index[f]	(740,764)	—	627,200	(113,564)
(6,846,781)					(1,676,770)
				Total Unrealized Appreciation	12,577
				Total Unrealized Depreciation	(1,689,347)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT TECHNOLOGY REW :: 171

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

172 :: REW ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2021 (UNAUDITED) :: SCHEDULE OF PORTFOLIO INVESTMENTS PROSHARES TRUST

Investments	Principal Amount	Value
Short-Term Investments — 96.7%
Repurchase Agreements (a) — 96.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $1,362,119 (Cost $1,362,116)	$1,362,116	$1,362,116
Total Investments — 96.7% (Cost $1,362,116)		1,362,116
Other assets less liabilities — 3.3%		45,773
Net Assets — 100.0%		$1,407,889

(a)  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,919
Aggregate gross unrealized depreciation	(75,791)
Net unrealized depreciation	$(72,872)
Federal income tax cost	$1,362,116

Swap Agreementsa

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
(963,106)	1/6/2022	Bank of America NA	0.13%	Dow Jones U.S. UtilitiesSM Index[f]	(58,775)	—	58,775	—
(241,749)	11/7/2022	Morgan Stanley & Co. International plc	(0.02)%	Dow Jones U.S. UtilitiesSM Index[f]	(16,695)	—	16,695	—
(280,960)	3/7/2023	Societe Generale	0.03%	Dow Jones U.S. UtilitiesSM Index[f]	2,919	—	—	2,919
(1,329,942)	3/7/2023	UBS AG	0.18%	Dow Jones U.S. UtilitiesSM Index[f]	(321)	—	321	—
(2,815,757)					(72,872)
				Total Unrealized Appreciation	2,919
				Total Unrealized Depreciation	(75,791)

a  The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

b  Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

c  Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

d  The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.

e  Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

f  See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

PROSHARES TRUST SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: ULTRASHORT UTILITIES SDP :: 173

STATEMENTS OF ASSETS AND LIABILITIES

174 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$98,359,814	$717,048,214	$1,749,373	$262,060,930	$7,019,970	$7,835,465
Securities, at value(a)	—	439,844,309	—	224,884,872	—	—
Repurchase Agreements, at value	98,359,814	277,143,375	1,749,373	37,123,207	7,019,970	7,835,465
Cash	390,002	—	22	5	3	41
Segregated cash balances with brokers for futures contracts	9,900	485,100	—	1,722,600	—	—
Segregated cash balances with custodian for swap agreements	2,507,000	362,000	205,000	13,206,356	1,474,000	1,611,000
Dividends and interest receivable	—	1	—	—	—	—
Receivable for capital shares issued	—	16,525,148	—	1,675,922	—	—
Receivable from Advisor	—	—	4,269	—	344	—
Receivable for variation margin on futures contracts	—	—	—	309,906	—	—
Unrealized appreciation on non- exchange traded swap agreements	578,584	—	98,905	8,987,104	238,023	353,141
Prepaid expenses	290	1,675	4	886	40	48
Total Assets	101,845,590	734,361,608	2,057,573	287,910,858	8,732,380	9,799,695
LIABILITIES:
Payable for capital shares redeemed	—	—	—	3,292,262	615,861	—
Advisory fees payable	69,260	434,077	—	162,196	—	—
Management Services fees payable	9,388	57,877	—	21,486	—	601
Custodian fees payable	143	1,224	26	3,345	245	111
Administration fees payable	11,219	26,260	6,511	16,939	6,511	6,511
Trustee fees payable	391	2,834	7	1,102	40	34
Compliance services fees payable	399	2,606	5	1,069	56	21
Listing, Data and related fees payable	5,740	39,377	825	80,301	3,588	3,743
Professional fees payable	9,973	12,003	9,745	11,271	9,828	9,766
Payable for variation margin on futures contracts	3,092	427,496	—	—	—	—
Unrealized depreciation on non- exchange traded swap agreements	—	20,392,793	32,568	15,330,057	1,011,967	—
Other liabilities	3,784	21,977	943	43,509	3,738	1,449
Total Liabilities	113,389	21,418,524	50,630	18,963,537	1,651,834	22,236
NET ASSETS	$101,732,201	$712,943,084	$2,006,943	$268,947,321	$7,080,546	$9,777,459
NET ASSETS CONSIST OF:
Paid in Capital	$116,916,953	$1,433,824,391	$10,353,204	$802,477,881	$103,059,830	$22,323,585
Distributable earnings (loss)	(15,184,752)	(720,881,307)	(8,346,261)	(533,530,560)	(95,979,284)	(12,546,126)
NET ASSETS	$101,732,201	$712,943,084	$2,006,943	$268,947,321	$7,080,546	$9,777,459
Shares (unlimited number of shares authorized, no par value)	4,200,000	45,300,000	40,000	8,023,755	574,851	600,000
Net Asset Value	$24.22	$15.74	$50.17	$33.52	$12.32	$16.30
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 175

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
ASSETS:
Securities and Repurchase Agreements, at cost	$50,407,603	$9,250,771	$12,520,102	$32,593,896	$2,440,028	$537,330,761
Securities, at value(a)	9,999,108	—	—	—	—	479,871,347
Repurchase Agreements, at value	40,408,431	9,250,771	12,520,102	32,593,896	2,440,028	57,415,506
Cash	1	34	1	—	36	—
Segregated cash balances with brokers for futures contracts	—	29,700	—	—	—	1,701,700
Segregated cash balances with custodian for swap agreements	7,703,000	718,000	1,106,000	5,309,006	800,227	1,940,034
Due from counterparty	—	4,618	—	—	—	—
Receivable for capital shares issued	1,787,617	—	8,383,675	3,891,642	—	—
Receivable from Advisor	—	—	—	—	3,815	—
Receivable for variation margin on futures contracts	—	14,399	—	—	—	437,255
Unrealized appreciation on non- exchange traded swap agreements	964,101	491,848	838,441	1,713,165	67,970	4,434,775
Prepaid expenses	212	1,587	327	297	14	2,595
Total Assets	60,862,470	10,510,957	22,848,546	43,508,006	3,312,090	545,803,212
LIABILITIES:
Payable for capital shares redeemed	—	—	—	1,297,214	—	—
Advisory fees payable	32,158	581	4,222	21,256	—	298,017
Management Services fees payable	4,906	779	1,219	3,308	—	42,780
Custodian fees payable	615	582	123	55	47	5,085
Administration fees payable	8,608	6,582	6,309	7,438	6,511	23,077
Trustee fees payable	244	48	52	145	15	2,484
Compliance services fees payable	257	58	50	110	18	2,558
Listing, Data and related fees payable	14,439	384	384	384	1,347	97,809
Professional fees payable	10,150	9,814	9,828	9,969	9,751	12,601
Unrealized depreciation on non- exchange traded swap agreements	—	472,922	—	—	589,507	22,943,763
Other liabilities	12,448	3,701	5,381	9,046	1,030	25,665
Total Liabilities	83,825	495,451	27,568	1,348,925	608,226	23,453,839
NET ASSETS	$60,778,645	$10,015,506	$22,820,978	$42,159,081	$2,703,864	$522,349,373
NET ASSETS CONSIST OF:
Paid in Capital	$135,498,939	$65,245,639	$154,562,146	$238,352,213	$8,659,388	$1,536,554,699
Distributable earnings (loss)	(74,720,294)	(55,230,133)	(131,741,168)	(196,193,132)	(5,955,524)	(1,014,205,326)
NET ASSETS	$60,778,645	$10,015,506	$22,820,978	$42,159,081	$2,703,864	$522,349,373
Shares (unlimited number of shares authorized, no par value)	3,400,000	418,667	1,225,000	3,250,000	175,000	47,362,500
Net Asset Value	$17.88	$23.92	$18.63	$12.97	$15.45	$11.03
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

176 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
ASSETS:
Securities and Repurchase Agreements, at cost	$9,281,295	$222,083,256	$1,412,106,595	$4,473,647	$21,865,949	$39,724,730
Securities, at value(a)	—	159,961,724	1,314,595,492	—	18,081,840	17,659,008
Repurchase Agreements, at value	9,281,295	62,105,186	97,360,247	4,473,647	3,740,699	21,067,831
Cash	17	1	—	—	—	369,991
Segregated cash balances with brokers for futures contracts	—	1,329,900	4,465,450	—	1,650	38,500
Segregated cash balances with custodian for swap agreements	1,609,650	1,090,230	53,568,199	537,092	779,335	1,280,924
Dividends and interest receivable	—	—	—	—	42,182	67,804
Receivable for security lending income	—	—	—	—	102	—
Receivable for investments sold	—	—	—	—	1,286,114	176,795
Receivable for capital shares issued	—	7,379,171	9,809,891	—	—	—
Receivable from Advisor	—	—	—	2,501	—	—
Receivable for variation margin on futures contracts	—	185,718	1,495,837	—	515	16,874
Unrealized appreciation on non- exchange traded swap agreements	95,672	17,719,772	17,866,750	174,790	79,691	2,628,872
Prepaid expenses	61	832	7,087	2,924	71	81
Total Assets	10,986,695	249,772,534	1,499,168,953	5,190,954	24,012,199	43,306,680
LIABILITIES:
Cash overdraft	—	—	—	—	1	—
Payable for investments purchased	—	—	—	—	1,289,754	278,460
Payable for capital shares redeemed	1,282,473	6,445,242	—	—	—	—
Payable for cash collateral received from securities loaned	—	—	—	—	1,751,062	—
Advisory fees payable	395	137,469	814,160	—	4,931	22,590
Management Services fees payable	763	19,658	108,554	—	1,669	3,866
Custodian fees payable	185	2,772	17,673	110	646	730
Administration fees payable	6,511	15,877	34,351	6,511	12,853	14,194
Trustee fees payable	32	1,259	6,007	20	98	252
Compliance services fees payable	38	1,248	6,194	23	96	182
Listing, Data and related fees payable	2,857	42,427	—	384	1,955	3,294
Professional fees payable	9,791	11,327	17,958	9,767	9,870	9,996
Unrealized depreciation on non- exchange traded swap agreements	1,389,121	993,827	161,656,461	551,240	286,324	—
Other liabilities	3,833	37,326	109,217	1,710	3,165	3,699
Total Liabilities	2,695,999	7,708,432	162,770,575	569,765	3,362,424	337,263
NET ASSETS	$8,290,696	$242,064,102	$1,336,398,378	$4,621,189	$20,649,775	$42,969,417
NET ASSETS CONSIST OF:
Paid in Capital	$45,701,502	$1,026,313,300	$5,568,654,659	$45,670,229	$147,966,547	$42,927,688
Distributable earnings (loss)	(37,410,806)	(784,249,198)	(4,232,256,281)	(41,049,040)	(127,316,772)	41,729
NET ASSETS	$8,290,696	$242,064,102	$1,336,398,378	$4,621,189	$20,649,775	$42,969,417
Shares (unlimited number of shares authorized, no par value)	475,000	11,266,642	93,605,826	268,681	300,000	750,000
Net Asset Value	$17.45	$21.49	$14.28	$17.20	$68.83	$57.29
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$2,690,157	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 177

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
ASSETS:
Securities and Repurchase Agreements, at cost	$71,258,324	$15,625,815	$36,330,191	$503,779,580	$763,940,318	$10,585,239
Securities, at value(a)	58,096,846	12,416,246	29,196,831	392,301,768	573,227,855	—
Repurchase Agreements, at value	12,186,281	3,460,350	6,670,113	115,026,190	170,115,236	10,585,239
Cash	—	12	51	31	3,390	2
Segregated cash balances with brokers for futures contracts	—	—	—	2,237,400	—	—
Segregated cash balances with custodian for swap agreements	1,656,759	367,606	928,411	3,919,114	6,353,448	12,056,675
Dividends and interest receivable	97,749	12,666	13,936	863,013	484,808	—
Receivable for security lending income	8	46	77	—	342	—
Receivable for investments sold	—	—	—	49	—	—
Due from counterparty	98,302	2,280	—	—	—	—
Receivable for capital shares issued	—	—	—	7,488,739	—	—
Receivable from Advisor	—	1,829	—	—	—	—
Unrealized appreciation on non- exchange traded swap agreements	14,814	1,279,305	887,155	3,071,432	130,636,292	—
Prepaid expenses	182	43	92	1,470	2,527	121
Total Assets	72,150,941	17,540,383	37,696,666	524,909,206	880,823,898	22,642,037
LIABILITIES:
Cash overdraft	42	—	—	—	—	—
Payable for investments purchased	—	499,770	—	34,959,171	—	—
Payable for cash collateral received from securities loaned	433,569	13,409	133,228	—	125,687	—
Advisory fees payable	38,702	—	14,835	303,315	596,293	5,385
Management Services fees payable	6,266	—	3,159	40,242	78,531	1,525
Custodian fees payable	1,216	3,383	2,534	6,240	4,054	493
Administration fees payable	16,331	12,656	12,656	30,186	38,046	6,318
Trustee fees payable	335	64	143	2,046	3,865	96
Compliance services fees payable	362	64	153	2,223	3,954	116
Listing, Data and related fees payable	23,441	4,847	10,467	143,282	269,478	8,898
Professional fees payable	10,057	10,361	21,711	18,600	15,649	12,301
Payable for variation margin on futures contracts	—	—	—	608,945	—	—
Unrealized depreciation on non- exchange traded swap agreements	4,413,408	577,954	1,704,385	23,332,934	23,338,017	6,374,872
Other liabilities	3,442	1,346	2,521	24,898	37,971	3,399
Total Liabilities	4,947,171	1,123,854	1,905,792	59,472,082	24,511,545	6,413,403
NET ASSETS	$67,203,770	$16,416,529	$35,790,874	$465,437,124	$856,312,353	$16,228,634
NET ASSETS CONSIST OF:
Paid in Capital	$57,708,366	$7,953,787	$19,889,111	$321,836,144	$395,876,830	$26,899,541
Distributable earnings (loss)	9,495,404	8,462,742	15,901,763	143,600,980	460,435,523	(10,670,907)
NET ASSETS	$67,203,770	$16,416,529	$35,790,874	$465,437,124	$856,312,353	$16,228,634
Shares (unlimited number of shares authorized, no par value)	700,000	600,000	700,000	6,450,000	13,307,750	350,000
Net Asset Value	$96.01	$27.36	$51.13	$72.16	$64.35	$46.37
(a) Includes securities on loan valued at:	$410,378	$14,303	$381,751	$—	$2,202,416	$—

See accompanying notes to the financial statements.

178 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra FTSE Europe	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400	Ultra MSCI Brazil Capped
ASSETS:
Securities and Repurchase Agreements, at cost	$4,068,474	$162,460,115	$18,047,233	$29,413,985	$172,931,116	$3,512,594
Securities, at value(a)	—	123,487,175	—	22,516,283	162,600,854	—
Repurchase Agreements, at value	4,068,474	30,525,162	18,047,233	4,588,429	29,672,451	3,512,594
Cash	—	331	749,985	1,251	5,219	—
Segregated cash balances with brokers for futures contracts	—	—	—	—	490,050	—
Segregated cash balances with custodian for swap agreements	1,306,198	2,895,084	4,851,000	3,749,499	439,680	3,202,394
Dividends and interest receivable	—	164,230	—	33,885	111,132	—
Receivable for security lending income	—	91	—	11	360	—
Receivable for investments sold	—	—	—	—	137,397	—
Receivable from Advisor	2,671	—	—	—	—	1,945
Unrealized appreciation on non- exchange traded swap agreements	—	54,022	—	—	270,889	—
Prepaid expenses	50	395	76	98	2,122	428
Total Assets	5,377,393	157,126,490	23,648,294	30,889,456	193,730,154	6,717,361
LIABILITIES:
Payable for investments purchased	—	—	—	498,641	309,397	—
Payable for capital shares redeemed	—	—	3,812,693	—	—	—
Payable for cash collateral received from securities loaned	—	21,238	—	2,635	409,081	—
Advisory fees payable	—	74,972	5,110	1,361	119,229	—
Management Services fees payable	—	13,038	1,938	—	16,253	—
Custodian fees payable	69	7,858	135	6,000	19,745	90
Administration fees payable	6,511	20,638	12,656	12,733	21,651	6,511
Trustee fees payable	23	783	117	139	739	27
Compliance services fees payable	24	703	126	175	812	33
Listing, Data and related fees payable	1,049	48,857	7,277	10,620	384	384
Professional fees payable	26,428	13,137	27,853	37,467	35,942	14,583
Payable for variation margin on futures contracts	—	—	—	—	228,808	—
Unrealized depreciation on non- exchange traded swap agreements	518,506	7,783,786	876,327	1,986,870	13,927,267	1,821,032
Other liabilities	848	9,156	1,173	1,613	11,695	1,459
Total Liabilities	553,458	7,994,166	4,745,405	2,558,254	15,101,003	1,844,119
NET ASSETS	$4,823,935	$149,132,324	$18,902,889	$28,331,202	$178,629,151	$4,873,242
NET ASSETS CONSIST OF:
Paid in Capital	$4,301,421	$89,882,901	$18,070,243	$16,767,929	$259,658,474	$20,423,831
Distributable earnings (loss)	522,514	59,249,423	832,646	11,563,273	(81,029,323)	(15,550,589)
NET ASSETS	$4,823,935	$149,132,324	$18,902,889	$28,331,202	$178,629,151	$4,873,242
Shares (unlimited number of shares authorized, no par value)	75,000	1,550,000	250,000	925,000	2,775,000	241,557
Net Asset Value	$64.32	$96.21	$75.61	$30.63	$64.37	$20.17
(a) Includes securities on loan valued at:	$—	$702,623	$—	$62,729	$2,436,020	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 179

	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Nasdaq Cloud Computing	Ultra Nasdaq Cybersecurity
ASSETS:
Securities and Repurchase Agreements, at cost	$10,025,687	$37,207,859	$6,408,457	$256,122,600	$1,362,374	$3,276,795
Securities, at value(a)	—	—	1,094,444	200,059,801	1,361,168	155,521
Repurchase Agreements, at value	10,025,687	37,207,859	5,286,488	16,260,723	37,532	3,132,276
Cash	2	2	—	—	—	—
Segregated cash balances with custodian for swap agreements	4,301,005	21,271,169	2,994,771	7,169,231	775,000	1,540,000
Dividends and interest receivable	—	—	—	150,749	1,188	—
Receivable for security lending income	—	—	—	2,758	—	—
Receivable from Advisor	—	—	—	—	1,636	249
Reclaims receivable	—	—	—	8,264	—	—
Unrealized appreciation on non- exchange traded swap agreements	95,194	—	—	—	352,611	424,053
Prepaid expenses	782	3,027	134	818	7	8
Total Assets	14,422,670	58,482,057	9,375,837	223,652,344	2,529,142	5,252,107
LIABILITIES:
Cash overdraft	—	—	33	35	1	—
Payable for cash collateral received from securities loaned	—	—	—	1,763,417	—	—
Advisory fees payable	3,756	25,017	681	113,825	—	—
Management Services fees payable	1,195	4,550	—	18,382	—	454
Custodian fees payable	116	961	210	23,941	668	28
Administration fees payable	6,511	7,977	6,618	23,331	2,010	2,436
Trustee fees payable	63	264	35	1,150	10	20
Compliance services fees payable	65	365	28	1,151	9	13
Listing, Data and related fees payable	384	384	384	40,910	8,657	8,868
Professional fees payable	9,795	26,866	16,527	21,528	7,596	7,598
Unrealized depreciation on non- exchange traded swap agreements	1,128,288	8,567,844	602,517	8,103,025	155,951	249,392
Other liabilities	1,427	3,112	1,462	15,667	447	525
Total Liabilities	1,151,600	8,637,340	628,495	10,126,362	175,349	269,334
NET ASSETS	$13,271,070	$49,844,717	$8,747,342	$213,525,982	$2,353,793	$4,982,773
NET ASSETS CONSIST OF:
Paid in Capital	$17,669,590	$59,766,809	$7,367,233	$272,305,502	$1,742,731	$4,381,913
Distributable earnings (loss)	(4,398,520)	(9,922,092)	1,380,109	(58,779,520)	611,062	600,860
NET ASSETS	$13,271,070	$49,844,717	$8,747,342	$213,525,982	$2,353,793	$4,982,773
Shares (unlimited number of shares authorized, no par value)	275,000	600,000	200,000	2,550,000	50,001	100,001
Net Asset Value	$48.26	$83.07	$43.74	$83.74	$47.07	$49.83
(a) Includes securities on loan valued at:	$—	$—	$—	$4,766,994	$—	$—
See accompanying notes to the financial statements.

180 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	Ultra Oil & Gas	Ultra QQQ	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors
ASSETS:
Securities and Repurchase Agreements, at cost	$178,113,389	$5,627,560,823	$120,122,790	$404,226,700	$4,912,480,476	$400,243,448
Securities, at value(a)	153,571,486	5,979,091,126	98,309,933	237,230,812	4,845,346,339	451,340,205
Repurchase Agreements, at value	33,459,556	97,108,684	24,228,473	135,948,857	86,874,882	13,574,541
Cash	—	6,781	3,170	—	20,683	35
Segregated cash balances with brokers for futures contracts	—	43,683,200	—	1,916,200	17,381,100	—
Segregated cash balances with custodian for swap agreements	290,674	40,955,711	5,554,005	477,380	23,813,204	224,054
Dividends and interest receivable	1,138,961	3,140,955	40,276	151,210	5,076,691	264,519
Receivable for security lending income	103	6,409	85	5,379	453	111
Receivable for investments sold	7,822,650	22,198,913	2,541,932	11,572,408	110,332,461	—
Due from counterparty	114,383	—	—	—	—	—
Receivable for capital shares issued	—	—	—	16,063,885	34,982,600	1,403,967
Unrealized appreciation on non- exchange traded swap agreements	1,982,352	130,747,600	1,303,405	4,732,545	—	75,582,466
Prepaid expenses	574	13,629	322	2,346	13,122	755
Total Assets	198,380,739	6,316,953,008	131,981,601	408,101,022	5,123,841,535	542,390,653
LIABILITIES:
Cash overdraft	16	—	—	5,783	—	—
Payable for investments purchased	—	—	2,987,686	63,193,196	34,545,633	1,324,293
Payable for capital shares redeemed	7,423,863	21,860,688	2,547,841	11,135,042	110,621,736	—
Payable for cash collateral received from securities loaned	159,838	6,158,913	—	3,751,230	390,817	—
Advisory fees payable	119,134	3,784,742	75,405	135,802	3,097,191	304,834
Management Services fees payable	16,797	517,374	11,131	26,546	418,969	40,002
Custodian fees payable	2,001	31,700	143	141,125	94,221	521
Administration fees payable	22,984	79,294	19,619	24,635	70,951	28,211
Trustee fees payable	823	23,236	562	1,642	19,430	1,321
Compliance services fees payable	854	22,018	546	2,878	18,669	1,193
Listing, Data and related fees payable	60,682	962,633	37,321	48,523	—	90,189
Professional fees payable	18,272	30,326	13,351	14,083	24,456	10,776
Payable for variation margin on futures contracts	—	10,054,373	—	493,636	6,617,475	—
Unrealized depreciation on non- exchange traded swap agreements	15,101,120	86,746,608	3,346,745	31,933,439	161,259,554	—
Other liabilities	12,794	72,241	7,959	15,838	80,347	10,669
Total Liabilities	22,939,178	130,344,146	9,048,309	110,923,398	317,259,449	1,812,009
NET ASSETS	$175,441,561	$6,186,608,862	$122,933,292	$297,177,624	$4,806,582,086	$540,578,644
NET ASSETS CONSIST OF:
Paid in Capital	$185,859,562	$2,230,807,559	$100,071,207	$278,248,290	$2,687,822,880	$223,975,548
Distributable earnings (loss)	(10,418,001)	3,955,801,303	22,862,085	18,929,334	2,118,759,206	316,603,096
NET ASSETS	$175,441,561	$6,186,608,862	$122,933,292	$297,177,624	$4,806,582,086	$540,578,644
Shares (unlimited number of shares authorized, no par value)	2,363,236	70,750,000	1,258,744	5,550,000	71,400,000	10,025,000
Net Asset Value	$74.24	$87.44	$97.66	$53.55	$67.32	$53.92
(a) Includes securities on loan valued at:	$216,158	$10,001,402	$476,287	$7,959,421	$3,466,790	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 181

	Ultra SmallCap600	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$40,334,872	$1,104,332,337	$2,032,043	$19,482,802	$1,079,623,237	$56,513,767
Securities, at value(a)	29,919,022	876,313,238	1,745,325	18,139,036	904,767,409	47,500,660
Repurchase Agreements, at value	10,862,637	319,982,756	468,854	373,592	126,986,958	6,137,671
Cash	2,241	40	65	3	34	978
Segregated cash balances with brokers for futures contracts	—	—	—	—	5,821,200	133,650
Segregated cash balances with custodian for swap agreements	439,216	4,918,688	274,017	336,324	28,382,500	1,969,500
Dividends and interest receivable	26,534	483,873	1,805	92,106	1,608,778	29,447
Receivable for security lending income	145	616	2	—	—	64
Receivable for investments sold	140,198	—	—	—	38,758,650	39,443
Due from counterparty	—	—	—	4,463	—	—
Receivable for capital shares issued	—	3,103,516	—	—	84,630,895	766,384
Receivable from Advisor	—	—	7,004	—	—	2,092
Unrealized appreciation on non- exchange traded swap agreements	727,967	4,754,692	5,848	46,599	42,424,131	—
Prepaid expenses	3,018	2,361	8	62	2,819	3,151
Total Assets	42,120,978	1,209,559,780	2,502,928	18,992,185	1,233,383,374	56,583,040
LIABILITIES:
Payable for investments purchased	57,852	53,064,671	—	—	136,785,770	898,483
Payable for capital shares redeemed	—	—	—	—	37,600,395	—
Payable for cash collateral received from securities loaned	98,464	240,988	4,860	—	—	124,808
Advisory fees payable	19,292	740,425	—	1,891	595,765	—
Management Services fees payable	3,804	94,765	—	1,805	77,199	—
Custodian fees payable	6,243	14,395	176	1,155	7,388	19,272
Administration fees payable	13,553	39,412	12,656	12,656	37,997	14,604
Trustee fees payable	184	4,388	11	109	4,065	230
Compliance services fees payable	204	4,072	11	78	4,388	261
Listing, Data and related fees payable	384	283,412	1,135	6,223	275,581	385
Professional fees payable	10,483	20,852	12,711	36,500	22,037	10,530
Payable for variation margin on futures contracts	—	—	—	—	819,196	64,800
Unrealized depreciation on non- exchange traded swap agreements	1,259,753	9,821,663	153,433	190,502	79,576,254	5,632,919
Other liabilities	1,718	37,247	1,320	2,197	50,628	2,602
Total Liabilities	1,471,934	64,366,290	186,313	253,116	255,856,663	6,768,894
NET ASSETS	$40,649,044	$1,145,193,490	$2,316,615	$18,739,069	$977,526,711	$49,814,146
NET ASSETS CONSIST OF:
Paid in Capital	$32,611,381	$288,676,879	$2,855,616	$21,370,273	$452,129,186	$16,374,575
Distributable earnings (loss)	8,037,663	856,516,611	(539,001)	(2,631,204)	525,397,525	33,439,571
NET ASSETS	$40,649,044	$1,145,193,490	$2,316,615	$18,739,069	$977,526,711	$49,814,146
Shares (unlimited number of shares authorized, no par value)	1,350,000	18,450,000	50,000	300,000	13,450,000	1,625,000
Net Asset Value	$30.11	$62.07	$46.33	$62.46	$72.68	$30.65
(a) Includes securities on loan valued at:	$589,417	$4,560,572	$8,926	$—	$—	$699,941

See accompanying notes to the financial statements.

182 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraPro QQQ	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM	UltraPro Short MidCap400
ASSETS:
Securities and Repurchase Agreements, at cost	$18,349,882,323	$574,674,640	$3,468,310,333	$191,688,291	$429,510,366	$4,512,406
Securities, at value(a)	18,633,350,994	358,922,286	3,301,725,327	—	379,863,969	—
Repurchase Agreements, at value	278,150,784	167,587,252	129,694,157	191,688,291	49,595,934	4,512,406
Cash	602,431	—	1,020	1,140,027	1	—
Segregated cash balances with brokers for futures contracts	181,259,100	3,035,175	12,144,000	65,450	4,098,600	14,850
Segregated cash balances with custodian for swap agreements	113,606,996	1,588,971	130,979,627	18,453,000	26,019,000	1,052,650
Dividends and interest receivable	7,675,595	219,819	3,262,924	1	—	—
Receivable for security lending income	16,354	6,806	131	—	—	—
Receivable for investments sold	81,768,375	16,089,265	111,747,733	—	—	—
Due from counterparty	—	192	—	—	—	—
Receivable for capital shares issued	183,095,544	34,973,423	115,943,145	4,384,709	10,529,460	—
Receivable from Advisor	—	—	—	—	—	2,103
Receivable for variation margin on futures contracts	—	—	—	—	377,711	7,199
Unrealized appreciation on non- exchange traded swap agreements	449,691,714	—	—	—	49,369,575	828,318
Prepaid expenses	37,594	1,477	6,656	263	4,566	4,645
Total Assets	19,929,255,481	582,424,666	3,805,504,720	215,731,741	519,858,816	6,422,171
LIABILITIES:
Cash overdraft	—	2,102	—	—	—	18
Payable for investments purchased	750,190,118	80,374,526	119,226,255	—	—	—
Payable for capital shares redeemed	85,465,733	15,365,496	113,238,321	—	34,101,112	—
Payable for cash collateral received from securities loaned	12,281,410	4,901,219	80,245	—	—	—
Advisory fees payable	9,464,834	200,679	2,150,182	126,634	258,126	—
Management Services fees payable	1,534,065	34,474	286,689	16,574	33,625	—
Custodian fees payable	88,368	321,624	13,244	285	4,837	330
Administration fees payable	175,907	28,037	57,680	13,694	20,183	6,511
Trustee fees payable	64,475	1,609	12,475	561	1,814	21
Compliance services fees payable	59,063	1,824	11,488	417	1,650	21
Listing, Data and related fees payable	2,897,321	63,228	1,488	7,311	127,196	384
Professional fees payable	67,622	19,696	21,493	10,090	12,014	9,767
Payable for variation margin on futures contracts	31,049,904	274,425	4,686,453	28,690	—	—
Unrealized depreciation on non- exchange traded swap agreements	453,708,744	70,367,947	211,563,172	22,783,401	68,504,675	203,064
Other liabilities	193,413	13,558	53,171	3,958	61,826	2,385
Total Liabilities	1,347,240,977	171,970,444	451,402,356	22,991,615	103,127,058	222,501
NET ASSETS	$18,582,014,504	$410,454,222	$3,354,102,364	$192,740,126	$416,731,758	$6,199,670
NET ASSETS CONSIST OF:
Paid in Capital	$4,653,349,722	$158,892,260	$1,449,277,866	$373,711,981	$1,968,100,624	$62,076,346
Distributable earnings (loss)	13,928,664,782	251,561,962	1,904,824,498	(180,971,855)	(1,551,368,866)	(55,876,676)
NET ASSETS	$18,582,014,504	$410,454,222	$3,354,102,364	$192,740,126	$416,731,758	$6,199,670
Shares (unlimited number of shares authorized, no par value)	228,400,000	4,250,000	49,700,000	6,593,605	13,442,280	248,643
Net Asset Value	$81.36	$96.58	$67.49	$29.23	$31.00	$24.93
(a) Includes securities on loan valued at:	$34,263,232	$9,414,021	$954,556	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 183

	UltraPro Short QQQ	UltraPro Short Russell2000	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials
ASSETS:
Securities and Repurchase Agreements, at cost	$1,766,783,766	$108,194,112	$596,789,453	$70,906,148	$1,506,530,313	$1,587,592
Securities, at value(a)	1,349,562,634	75,822,549	499,821,583	—	1,209,582,456	—
Repurchase Agreements, at value	417,058,322	32,367,796	96,899,371	70,906,148	296,789,550	1,587,592
Cash	10	172,011	5	—	—	1
Segregated cash balances with brokers for futures contracts	11,724,900	1,726,725	2,441,450	26,400	442,750	—
Segregated cash balances with custodian for swap agreements	79,635,002	32,554,001	15,223,002	2,822,766	5,532	735,160
Dividends and interest receivable	1	—	—	—	1	—
Receivable for capital shares issued	—	—	6,133,876	—	23,636,229	—
Receivable from Advisor	—	—	—	—	—	4,361
Receivable for variation margin on futures contracts	2,008,490	—	817,837	—	—	—
Unrealized appreciation on non- exchange traded swap agreements	39,251,109	26,087,138	42,447,925	29,894	—	217,155
Prepaid expenses	8,279	3,285	1,680	127	4,691	874
Total Assets	1,899,248,747	168,733,505	663,786,729	73,785,335	1,530,461,209	2,545,143
LIABILITIES:
Payable for capital shares redeemed	61,530,932	10,441,134	5,644,585	—	12,483,143	—
Advisory fees payable	935,695	69,401	369,035	41,728	943,286	—
Management Services fees payable	131,950	10,509	49,204	5,955	125,770	—
Custodian fees payable	14,243	1,159	5,434	219	1,737	29
Administration fees payable	35,626	11,825	23,679	9,361	35,301	6,511
Trustee fees payable	7,056	550	2,472	263	6,481	11
Compliance services fees payable	7,270	499	2,296	214	6,187	10
Listing, Data and related fees payable	279,729	22,383	2,065	3,626	88,846	1,065
Professional fees payable	17,642	10,334	13,326	9,984	13,374	9,753
Payable for variation margin on futures contracts	—	1,050,240	—	8,246	408,935	—
Unrealized depreciation on non- exchange traded swap agreements	194,680,813	16,395,939	38,487,568	146,651	74,367,802	84,557
Other liabilities	66,424	15,865	46,315	4,230	56,525	18,579
Total Liabilities	257,707,380	28,029,838	44,645,979	230,477	88,537,387	120,515
NET ASSETS	$1,641,541,367	$140,703,667	$619,140,750	$73,554,858	$1,441,923,822	$2,424,628
NET ASSETS CONSIST OF:
Paid in Capital	$7,468,401,110	$745,597,992	$4,712,876,210	$226,708,056	$7,089,972,415	$86,988,201
Distributable earnings (loss)	(5,826,859,743)	(604,894,325)	(4,093,735,460)	(153,153,198)	(5,648,048,593)	(84,563,573)
NET ASSETS	$1,641,541,367	$140,703,667	$619,140,750	$73,554,858	$1,441,923,822	$2,424,628
Shares (unlimited number of shares authorized, no par value)	51,827,817	3,018,368	42,997,347	4,600,000	88,456,929	185,083
Net Asset Value	$31.67	$46.62	$14.40	$15.99	$16.30	$13.10
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

184 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe
ASSETS:
Securities and Repurchase Agreements, at cost	$1,054,769	$895,533	$84,842,710	$8,467,546	$14,273,971	$5,565,138
Securities, at value(a)	—	—	34,997,831	—	—	—
Repurchase Agreements, at value	1,054,769	895,533	49,844,573	8,467,546	14,273,971	5,565,138
Cash	40	—	250,007	—	32	3
Segregated cash balances with brokers for futures contracts	—	—	762,300	—	—	—
Segregated cash balances with custodian for swap agreements	64,707	129,007	21,981,890	7,875,554	7,201,039	2,926,000
Receivable from Advisor	5,117	5,123	—	—	—	—
Receivable for variation margin on futures contracts	—	—	123,953	—	—	—
Unrealized appreciation on non- exchange traded swap agreements	4,234	15,746	8,247,376	654,117	1,798,986	633,070
Prepaid expenses	869	3	364	564	70	29
Total Assets	1,129,736	1,045,412	116,208,294	16,997,781	23,274,098	9,124,240
LIABILITIES:
Cash overdraft	—	27	—	5	—	—
Advisory fees payable	—	—	57,499	1,905	7,309	—
Management Services fees payable	—	—	8,191	1,016	1,745	116
Custodian fees payable	25	55	1,588	282	184	130
Administration fees payable	6,511	6,511	10,722	6,437	6,307	6,516
Trustee fees payable	4	4	427	56	87	33
Compliance services fees payable	5	4	437	63	89	33
Listing, Data and related fees payable	665	663	32,663	4,526	8,832	1,367
Professional fees payable	9,742	9,741	10,456	9,853	9,873	9,793
Unrealized depreciation on non- exchange traded swap agreements	309,727	169,879	7,064,913	3,548,348	—	625,474
Other liabilities	1,069	3,022	31,231	8,093	5,230	3,667
Total Liabilities	327,748	189,906	7,218,127	3,580,584	39,656	647,129
NET ASSETS	$801,988	$855,506	$108,990,167	$13,417,197	$23,234,442	$8,477,111
NET ASSETS CONSIST OF:
Paid in Capital	$10,145,645	$21,262,423	$838,140,789	$517,373,254	$277,315,469	$227,376,634
Distributable earnings (loss)	(9,343,657)	(20,406,917)	(729,150,622)	(503,956,057)	(254,081,027)	(218,899,523)
NET ASSETS	$801,988	$855,506	$108,990,167	$13,417,197	$23,234,442	$8,477,111
Shares (unlimited number of shares authorized, no par value)	65,568	93,600	2,400,854	723,348	601,947	687,119
Net Asset Value	$12.23	$9.14	$45.40	$18.55	$38.60	$12.34
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 185

	UltraShort Health Care	UltraShort Industrials	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
ASSETS:
Securities and Repurchase Agreements, at cost	$2,015,647	$1,557,253	$1,483,725	$13,153,447	$723,994	$4,582,177
Securities, at value(a)	—	—	—	—	—	—
Repurchase Agreements, at value	2,015,647	1,557,253	1,483,725	13,153,447	723,994	4,582,177
Cash	—	39	—	—	15	—
Segregated cash balances with brokers for futures contracts	—	—	14,850	—	—	—
Segregated cash balances with custodian for swap agreements	138,092	435,256	571,304	7,296,000	236,650	1,797,000
Due from counterparty	563	—	—	—	—	—
Receivable for capital shares issued	1,006,082	—	—	—	—	—
Receivable from Advisor	4,346	4,671	4,854	—	5,083	960
Receivable for variation margin on futures contracts	—	—	7,200	—	—	—
Unrealized appreciation on non- exchange traded swap agreements	61,822	104,114	167,718	1,767,694	79,694	576,022
Prepaid expenses	871	1,645	3,186	1,204	96	325
Total Assets	3,227,423	2,102,978	2,252,837	22,218,345	1,045,532	6,956,484
LIABILITIES:
Cash overdraft	21	—	—	—	—	—
Advisory fees payable	—	—	—	7,594	—	—
Management Services fees payable	—	—	—	1,656	—	—
Custodian fees payable	68	16	330	243	37	54
Administration fees payable	6,511	6,511	6,511	6,650	6,511	6,511
Trustee fees payable	7	5	8	64	5	26
Compliance services fees payable	6	5	9	57	6	27
Listing, Data and related fees payable	829	787	384	384	384	384
Professional fees payable	9,745	9,744	9,752	9,839	9,745	9,787
Unrealized depreciation on non- exchange traded swap agreements	355,537	376,373	305,494	—	88,289	—
Other liabilities	803	3,892	2,968	3,823	1,293	3,363
Total Liabilities	373,527	397,333	325,456	30,310	106,270	20,152
NET ASSETS	$2,853,896	$1,705,645	$1,927,381	$22,188,035	$939,262	$6,936,332
NET ASSETS CONSIST OF:
Paid in Capital	$14,022,491	$22,859,246	$56,166,072	$106,476,096	$21,824,514	$174,358,194
Distributable earnings (loss)	(11,168,595)	(21,153,601)	(54,238,691)	(84,288,061)	(20,885,252)	(167,421,862)
NET ASSETS	$2,853,896	$1,705,645	$1,927,381	$22,188,035	$939,262	$6,936,332
Shares (unlimited number of shares authorized, no par value)	205,430	115,135	113,510	1,092,333	87,428	388,771
Net Asset Value	$13.89	$14.81	$16.98	$20.31	$10.74	$17.84
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

186 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000
ASSETS:
Securities and Repurchase Agreements, at cost	$2,404,058	$5,224,150	$18,572,171	$240,814,622	$14,355,580	$67,268,679
Securities, at value(a)	—	—	—	154,950,724	—	9,998,653
Repurchase Agreements, at value	2,404,058	5,224,150	18,572,171	85,847,095	14,355,580	57,269,586
Cash	—	1	56	13	—	10
Segregated cash balances with brokers for futures contracts	—	—	—	953,700	—	371,800
Segregated cash balances with custodian for swap agreements	1,269,006	1,539,000	11,831,461	18,903,137	6,385,271	14,597,587
Receivable from Advisor	3,149	261	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	245,055	—	111,543
Unrealized appreciation on non- exchange traded swap agreements	209,367	607,769	1,587,389	4,132,215	344,894	6,934,372
Prepaid expenses	360	68	56	1,026	1,181	748
Total Assets	3,885,940	7,371,249	31,991,133	265,032,965	21,086,926	89,284,299
LIABILITIES:
Payable for capital shares redeemed	—	—	1,392,404	—	—	10,159,914
Advisory fees payable	—	—	8,942	117,921	3,242	35,627
Management Services fees payable	—	—	1,849	17,697	1,163	5,778
Custodian fees payable	26	234	246	2,609	347	1,130
Administration fees payable	6,511	6,523	6,513	14,453	6,533	9,419
Trustee fees payable	18	32	80	922	59	351
Compliance services fees payable	21	42	79	899	72	336
Listing, Data and related fees payable	384	2,616	5,997	38,353	5,595	13,006
Professional fees payable	9,764	9,804	9,827	11,068	9,848	10,205
Unrealized depreciation on non- exchange traded swap agreements	59,196	437,654	8,911,251	41,944,715	4,574,473	7,851,800
Other liabilities	1,918	2,175	20,652	26,273	15,185	13,407
Total Liabilities	77,838	459,080	10,357,840	42,174,910	4,616,517	18,100,973
NET ASSETS	$3,808,102	$6,912,169	$21,633,293	$222,858,055	$16,470,409	$71,183,326
NET ASSETS CONSIST OF:
Paid in Capital	$31,814,577	$81,054,586	$127,003,784	$1,905,718,021	$263,429,557	$841,471,794
Distributable earnings (loss)	(28,006,475)	(74,142,417)	(105,370,491)	(1,682,859,966)	(246,959,148)	(770,288,468)
NET ASSETS	$3,808,102	$6,912,169	$21,633,293	$222,858,055	$16,470,409	$71,183,326
Shares (unlimited number of shares authorized, no par value)	274,913	346,096	443,422	13,695,774	1,147,077	5,163,966
Net Asset Value	$13.85	$19.97	$48.79	$16.27	$14.36	$13.78
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—	$—

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2021 (UNAUDITED) :: 187

	UltraShort S&P500®	UltraShort Semiconductors	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost	$565,005,502	$2,514,176	$2,971,200	$3,186,443	$1,362,116
Securities, at value(a)	534,833,528	—	—	—	—
Repurchase Agreements, at value	30,110,565	2,514,176	2,971,200	3,186,443	1,362,116
Cash	21	2	—	—	—
Segregated cash balances with brokers for futures contracts	2,137,850	—	—	—	—
Segregated cash balances with custodian for swap agreements	30,538,435	1,111,078	1,118,382	1,932,392	508,683
Receivable from Advisor	—	4,025	3,834	3,256	4,410
Receivable for variation margin on futures contracts	716,137	—	—	—	—
Unrealized appreciation on non-exchange traded swap agreements	18,498,717	—	111,219	12,577	2,919
Prepaid expenses	5,268	1,075	4,527	58	544
Total Assets	616,840,521	3,630,356	4,209,162	5,134,726	1,878,672
LIABILITIES:
Cash overdraft	—	—	17	—	—
Payable for capital shares redeemed	27,242,080	—	—	—	375,561
Advisory fees payable	331,037	—	—	—	—
Management Services fees payable	44,138	—	—	—	—
Custodian fees payable	7,405	62	54	153	56
Administration fees payable	23,169	6,511	6,511	6,511	6,511
Trustee fees payable	2,527	12	13	17	9
Compliance services fees payable	2,596	12	11	20	10
Listing, Data and related fees payable	—	1,250	384	1,890	1,065
Professional fees payable	13,630	9,761	9,753	9,759	9,749
Unrealized depreciation on non-exchange traded swap agreements	64,846,009	1,281,167	1,008,843	1,689,347	75,791
Other liabilities	76,167	1,871	1,645	4,669	2,031
Total Liabilities	92,588,758	1,300,646	1,027,231	1,712,366	470,783
NET ASSETS	$524,251,763	$2,329,710	$3,181,931	$3,422,360	$1,407,889
NET ASSETS CONSIST OF:
Paid in Capital	$5,813,102,121	$48,267,701	$35,028,039	$36,762,138	$13,805,293
Distributable earnings (loss)	(5,288,850,358)	(45,937,991)	(31,846,108)	(33,339,778)	(12,397,404)
NET ASSETS	$524,251,763	$2,329,710	$3,181,931	$3,422,360	$1,407,889
Shares (unlimited number of shares authorized, no par value)	13,489,213	124,460	133,946	243,867	93,720
Net Asset Value	$38.86	$18.72	$23.76	$14.03	$15.02
(a) Includes securities on loan valued at:	$—	$—	$—	$—	$—
See accompanying notes to the financial statements.

188 :: NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES PROSHARES TRUST

STATEMENTS OF OPERATIONS

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 189

	Short 7-10 Year Treasury	Short 20+ Year Treasury	Short Basic Materials	Short Dow30SM	Short Financials	Short FTSE China 50
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$3	$93,497	$22	$41,395	$3	$42
Total Investment Income	3	93,497	22	41,395	3	42
EXPENSES:
Advisory fees (Note 4)	348,964	2,478,144	6,148	958,728	38,410	28,108
Management Services fees (Note 4)	46,528	330,417	820	127,829	5,121	3,748
Professional fees	9,097	12,073	8,622	9,965	8,679	8,641
Administration fees (Note 5)	31,455	76,373	19,266	49,510	19,266	19,267
Custodian fees (Note 6)	3,425	16,051	48	7,528	341	278
Printing and Shareholder reports	2,574	12,037	312	10,526	1,795	551
Listing, Data and related fees (Note 7)	8,063	29,357	4,901	55,706	6,622	8,134
Trustees fees (Note 8)	646	4,692	10	1,803	76	47
Compliance services fees (Note 4)	242	2,128	5	869	43	16
Other fees	3,378	12,863	1,982	6,008	2,293	2,294
Total Gross Expenses before fees waived and/or reimbursed	454,372	2,974,135	42,114	1,228,472	82,646	71,084
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(12,378)	—	(34,329)	(14,369)	(34,006)	(35,463)
Total Net Expenses	441,994	2,974,135	7,785	1,214,103	48,640	35,621
Net Investment Income (Loss)	(441,991)	(2,880,638)	(7,763)	(1,172,708)	(48,637)	(35,579)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	(2,159)	(442,082)	—	(2,093,128)	—	—
Expiration or closing of non-exchange traded swap agreements	(2,610,088)	(55,321,706)	(356,865)	(38,665,485)	(3,412,001)	(524,968)
Net realized gain (loss)	(2,612,247)	(55,763,788)	(356,865)	(40,758,613)	(3,412,001)	(524,968)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(85,799)	—	(62,321)	—	—
Futures contracts	(2,697)	(32,311)	—	556,561	—	—
Non-exchange traded swap agreements	1,402,473	(11,403,874)	337,806	35,117,517	3,193,514	1,278,790
Change in net unrealized appreciation/depreciation	1,399,776	(11,521,984)	337,806	35,611,757	3,193,514	1,278,790
Net realized and unrealized gain (loss)	(1,212,471)	(67,285,772)	(19,059)	(5,146,856)	(218,487)	753,822
Change in Net Assets Resulting from Operations	$(1,654,462)	$(70,166,410)	$(26,822)	$(6,319,564)	$(267,124)	$718,243

See accompanying notes to the financial statements.

190 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Short High Yield	Short MidCap400	Short MSCI EAFE	Short MSCI Emerging Markets	Short Oil & Gas	Short QQQ
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$1,272	$20	$1	$—	$36	$92,676
Total Investment Income	1,272	20	1	—	36	92,676
EXPENSES:
Advisory fees (Note 4)	214,826	42,321	46,106	125,218	12,769	2,175,859
Management Services fees (Note 4)	28,643	5,643	6,147	16,696	1,703	290,112
Professional fees	8,857	8,690	8,670	8,721	8,639	11,905
Administration fees (Note 5)	25,804	19,266	19,267	20,905	19,267	71,415
Custodian fees (Note 6)	1,533	1,378	333	688	126	16,132
Printing and Shareholder reports	3,837	1,056	1,468	3,189	477	15,139
Listing, Data and related fees (Note 7)	21,451	5,827	7,202	10,832	5,254	295,564
Trustees fees (Note 8)	402	83	79	218	24	4,276
Compliance services fees (Note 4)	180	41	30	83	11	2,101
Other fees	2,967	2,290	2,364	2,784	2,178	10,738
Total Gross Expenses before fees waived and/or reimbursed	308,500	86,595	91,666	189,334	50,448	2,893,241
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(36,418)	(33,000)	(33,266)	(30,660)	(34,285)	(140,152)
Total Net Expenses	272,082	53,595	58,400	158,674	16,163	2,753,089
Net Investment Income (Loss)	(270,810)	(53,575)	(58,399)	(158,674)	(16,127)	(2,660,413)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	—	(39,728)	—	—	—	(8,644,050)
Expiration or closing of non-exchange traded swap agreements	2,776,015	(3,914,107)	(2,815,363)	(646,020)	(523,088)	(122,667,920)
Net realized gain (loss)	2,776,015	(3,953,835)	(2,815,363)	(646,020)	(523,088)	(131,311,970)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(64)	—	—	—	—	(59,537)
Futures contracts	—	13,024	—	—	—	(122,523)
Non-exchange traded swap agreements	(3,525,043)	3,826,568	2,987,019	3,287,860	206,939	26,982,888
Change in net unrealized appreciation/depreciation	(3,525,107)	3,839,592	2,987,019	3,287,860	206,939	26,800,828
Net realized and unrealized gain (loss)	(749,092)	(114,243)	171,656	2,641,840	(316,149)	(104,511,142)
Change in Net Assets Resulting from Operations	$(1,019,902)	$(167,818)	$113,257	$2,483,166	$(332,276)	$(107,171,555)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 191

	Short Real Estate	Short Russell2000	Short S&P500®	Short SmallCap600	Ultra 7-10 Year Treasury	Ultra 20+ Year Treasury
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$16	$32,530	$321,794	$—	$123,456	$168,020
Securities lending income (Note 2)	—	—	—	—	1,153	174
Total Investment Income	16	32,530	321,794	—	124,609	168,194
EXPENSES:
Advisory fees (Note 4)	29,024	1,055,017	5,304,190	17,355	82,807	195,476
Management Services fees (Note 4)	3,870	140,668	707,220	2,314	11,041	26,063
Professional fees	8,666	10,216	17,069	8,646	8,725	8,853
Administration fees (Note 5)	19,267	50,865	102,904	19,267	38,492	43,630
Custodian fees (Note 6)	239	8,355	37,604	151	1,787	2,076
Printing and Shareholder reports	1,570	10,207	53,961	606	1,185	1,082
Listing, Data and related fees (Note 7)	6,121	138,207	8,460	5,827	5,356	6,528
Trustees fees (Note 8)	54	2,089	10,169	33	159	357
Compliance services fees (Note 4)	24	986	5,002	16	75	155
Other fees	2,272	5,739	24,715	2,203	2,438	2,933
Total Gross Expenses before fees waived and/or reimbursed	71,107	1,422,349	6,271,294	56,418	152,065	287,153
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,367)	(86,182)	—	(34,437)	(47,176)	(39,424)
Total Net Expenses	36,740	1,336,167	6,271,294	21,981	104,889	247,729
Net Investment Income (Loss)	(36,724)	(1,303,637)	(5,949,500)	(21,981)	19,720	(79,535)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	—	(2,097)	—	284,553	(103,074)
Expiration or closing of futures contracts	—	(785,411)	(12,202,094)	—	(611)	40,768
Expiration or closing of non-exchange traded swap agreements	(1,578,541)	(46,343,143)	(252,620,170)	(773,134)	452,693	3,293,098
In-kind redemptions of investments	—	—	—	—	—	(84,769)
Net realized gain (loss)	(1,578,541)	(47,128,554)	(264,824,361)	(773,134)	736,635	3,146,023
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(24,443)	(259,803)	—	(153,278)	1,015,455
Futures contracts	—	424,929	1,816,126	—	235	13,866
Non-exchange traded swap agreements	887,717	45,380,515	122,865,161	754,478	(365,709)	1,997,827
Change in net unrealized appreciation/depreciation	887,717	45,781,001	124,421,484	754,478	(518,752)	3,027,148
Net realized and unrealized gain (loss)	(690,824)	(1,347,553)	(140,402,877)	(18,656)	217,883	6,173,171
Change in Net Assets Resulting from Operations	$(727,548)	$(2,651,190)	$(146,352,377)	$(40,637)	$237,603	$6,093,636

See accompanying notes to the financial statements.

192 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra Basic Materials	Ultra Consumer Goods	Ultra Consumer Services	Ultra Dow30SM	Ultra Financials	Ultra FTSE China 50
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$650,287	$88,236	$85,504	$3,183,293	$5,736,191	$—
Interest	—	33	39	31	7	2
Securities lending income (Note 2)	22	147	282	—	3,182	—
Foreign withholding tax on income	—	—	—	—	(637)	—
Total Investment Income	650,309	88,416	85,825	3,183,324	5,738,743	2
EXPENSES:
Advisory fees (Note 4)	302,394	55,823	126,639	1,806,889	3,410,874	85,206
Management Services fees (Note 4)	40,319	7,443	16,885	240,917	454,780	11,361
Professional fees	9,095	8,882	12,737	13,403	13,685	9,540
Administration fees (Note 5)	50,156	37,540	37,540	91,224	113,092	19,267
Custodian fees (Note 6)	5,091	7,879	6,699	16,286	55,335	789
Printing and Shareholder reports	1,597	519	752	7,569	15,237	1,654
Listing, Data and related fees (Note 7)	20,701	7,551	11,327	100,942	186,488	15,366
Trustees fees (Note 8)	619	104	239	3,485	6,603	170
Compliance services fees (Note 4)	325	47	104	1,606	3,052	90
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	—	—	—	49,641	—
Other fees	2,906	2,127	2,377	7,918	13,214	2,513
Total Gross Expenses before fees waived and/or reimbursed	433,203	127,915	215,299	2,290,239	4,322,001	145,956
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(50,330)	(57,113)	(54,815)	(1,055)	—	(38,256)
Total Net Expenses	382,873	70,802	160,484	2,289,184	4,322,001	107,700
Net Investment Income (Loss)	267,436	17,614	(74,659)	894,140	1,416,742	(107,698)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(157,536)	(32,400)	(54,198)	(31,160)	(120,856)	—
Expiration or closing of futures contracts	—	—	—	1,781,262	—	—
Expiration or closing of non-exchange traded swap agreements	12,690,990	4,568,993	6,576,577	102,210,300	91,985,469	248,528
In-kind redemptions of investments	7,110,133	1,614,213	2,010,445	16,343,711	176,741,004	—
Net realized gain (loss)	19,643,587	6,150,806	8,532,824	120,304,113	268,605,617	248,528
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(11,035,096)	(696,995)	(1,541,144)	(18,215,393)	(163,739,511)	—
Futures contracts	—	—	—	(1,241,378)	—	—
Non-exchange traded swap agreements	(18,566,175)	(2,450,085)	(5,646,504)	(101,854,298)	(83,457,440)	(9,071,440)
Change in net unrealized appreciation/depreciation	(29,601,271)	(3,147,080)	(7,187,648)	(121,311,069)	(247,196,951)	(9,071,440)
Net realized and unrealized gain (loss)	(9,957,684)	3,003,726	1,345,176	(1,006,956)	21,408,666	(8,822,912)
Change in Net Assets Resulting from Operations	$(9,690,248)	$3,021,340	$1,270,517	$(112,816)	$22,825,408	$(8,930,610)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 193

	Ultra FTSE Europe	Ultra Health Care	Ultra High Yield	Ultra Industrials	Ultra MidCap400	Ultra MSCI Brazil Capped
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$—	$952,757	$—	$139,016	$999,425	$—
Interest	—	—	—	71	—	—
Securities lending income (Note 2)	—	512	—	91	1,811	—
Total Investment Income	—	953,269	—	139,178	1,001,236	—
EXPENSES:
Advisory fees (Note 4)	19,865	654,768	104,406	127,314	663,145	24,588
Management Services fees (Note 4)	2,649	87,302	13,921	16,975	88,419	3,279
Professional fees	14,208	10,404	14,790	18,026	17,980	10,255
Administration fees (Note 5)	19,267	64,381	37,540	37,609	64,660	19,267
Custodian fees (Note 6)	153	23,029	810	20,688	32,181	206
Printing and Shareholder reports	383	2,804	341	604	4,822	820
Listing, Data and related fees (Note 7)	5,368	39,495	12,764	11,363	5,827	6,064
Trustees fees (Note 8)	38	1,243	201	252	1,273	48
Compliance services fees (Note 4)	18	572	91	116	588	26
Other fees	2,201	4,189	2,318	2,573	4,371	2,236
Total Gross Expenses before fees waived and/or reimbursed	64,150	888,187	187,182	235,520	883,266	66,789
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(38,995)	(58,292)	(54,921)	(74,262)	(43,167)	(35,734)
Total Net Expenses	25,155	829,895	132,261	161,258	840,099	31,055
Net Investment Income (Loss)	(25,155)	123,374	(132,261)	(22,080)	161,137	(31,055)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	—	(593,377)	—	(65,387)	(219,982)	—
Expiration or closing of futures contracts	—	—	—	—	608,854	—
Expiration or closing of non-exchange traded swap agreements	1,391,855	31,187,271	2,079,332	5,508,221	38,464,565	(282,903)
In-kind redemptions of investments	—	27,428,525	—	6,070,817	4,777,101	—
Net realized gain (loss)	1,391,855	58,022,419	2,079,332	11,513,651	43,630,538	(282,903)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	(21,106,519)	—	(6,700,911)	(7,048,199)	—
Futures contracts	—	—	—	—	(286,039)	—
Non-exchange traded swap agreements	(1,729,129)	(22,516,645)	(2,127,192)	(6,576,196)	(41,886,292)	(3,280,395)
Change in net unrealized appreciation/depreciation	(1,729,129)	(43,623,164)	(2,127,192)	(13,277,107)	(49,220,530)	(3,280,395)
Net realized and unrealized gain (loss)	(337,274)	14,399,255	(47,860)	(1,763,456)	(5,589,992)	(3,563,298)
Change in Net Assets Resulting from Operations	$(362,429)	$14,522,629	$(180,121)	$(1,785,536)	$(5,428,855)	$(3,594,353)

See accompanying notes to the financial statements.

194 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra MSCI EAFE	Ultra MSCI Emerging Markets	Ultra MSCI Japan	Ultra Nasdaq Biotechnology	Ultra Nasdaq Cloud Computing	Ultra Nasdaq Cybersecurity
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$—	$—	$—	$713,507	$6,233	$132
Interest	2	2	—	—	—	—
Securities lending income (Note 2)	—	—	—	27,011	—	—
Foreign withholding tax on income	—	—	—	(5,442)	(8)	—
Total Investment Income	2	2	—	735,076	6,225	132
EXPENSES:
Advisory fees (Note 4)	53,814	254,993	30,534	1,024,989	8,993	14,793
Management Services fees (Note 4)	7,175	33,999	4,071	136,665	1,199	1,973
Professional fees	8,693	14,691	10,906	13,617	6,482	6,487
Administration fees (Note 5)	19,267	26,778	19,266	75,179	10,012	10,770
Custodian fees (Note 6)	385	2,307	560	49,277	612	66
Printing and Shareholder reports	498	2,065	507	8,171	30	33
Listing, Data and related fees (Note 7)	7,515	21,770	6,333	138,941	2,301	2,534
Trustees fees (Note 8)	104	524	54	1,983	16	29
Compliance services fees (Note 4)	45	292	23	1,047	8	10
Other fees	2,322	3,056	2,313	5,302	1,821	1,881
Total Gross Expenses before fees waived and/or reimbursed	99,818	360,475	74,567	1,455,171	31,474	38,576
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(31,684)	(37,916)	(35,892)	(156,684)	(20,069)	(19,812)
Total Net Expenses	68,134	322,559	38,675	1,298,487	11,405	18,764
Net Investment Income (Loss)	(68,132)	(322,557)	(38,675)	(563,411)	(5,180)	(18,632)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	21	74	(502,247)	2,614,903	42,470	—
Expiration or closing of non-exchange traded swap agreements	3,370,033	2,159,833	2,031,191	20,792,442	202,173	428,661
In-kind redemptions of investments	—	—	12,470	18,278,976	—	14,938
Net realized gain (loss)	3,370,054	2,159,907	1,541,414	41,686,321	244,643	443,599
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	(27,525)	(18,818,579)	40,385	14,466
Non-exchange traded swap agreements	(4,739,980)	(18,580,237)	(2,995,647)	(19,857,671)	114,943	335,059
Change in net unrealized appreciation/depreciation	(4,739,980)	(18,580,237)	(3,023,172)	(38,676,250)	155,328	349,525
Net realized and unrealized gain (loss)	(1,369,926)	(16,420,330)	(1,481,758)	3,010,071	399,971	793,124
Change in Net Assets Resulting from Operations	$(1,438,058)	$(16,742,887)	$(1,520,433)	$2,446,660	$394,791	$774,492

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 195

	Ultra Oil & Gas	Ultra QQQ	Ultra Real Estate	Ultra Russell2000	Ultra S&P500®	Ultra Semiconductors
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$3,275,665	$14,391,155	$991,251	$1,759,826	$24,531,906	$1,253,391
Income from non-cash dividends	—	—	96,718	—	—	—
Interest	—	15,193	52	—	19,924	34
Securities lending income (Note 2)	191	16,638	334	90,092	6,108	111
Foreign withholding tax on income	—	(20,977)	—	(5,032)	(4,267)	(4,472)
Total Investment Income	3,275,856	14,402,009	1,088,355	1,844,886	24,553,671	1,249,064
EXPENSES:
Advisory fees (Note 4)	750,848	20,118,129	490,812	1,775,617	16,900,448	1,203,763
Management Services fees (Note 4)	100,112	2,677,893	65,441	236,747	2,251,442	160,501
Professional fees	12,363	36,392	10,215	12,502	33,840	10,132
Administration fees (Note 5)	67,583	226,604	58,916	88,142	205,278	79,107
Custodian fees (Note 6)	7,732	154,852	8,077	445,892	413,949	11,740
Printing and Shareholder reports	5,564	27,688	2,759	8,406	37,628	3,980
Listing, Data and related fees (Note 7)	44,619	2,683,345	30,750	229,482	6,705	68,774
Trustees fees (Note 8)	1,476	36,680	932	3,577	31,425	2,054
Compliance services fees (Note 4)	776	15,761	428	2,279	13,774	863
Other fees	4,691	65,290	3,624	9,694	55,702	6,122
Total Gross Expenses before fees waived and/or reimbursed	995,764	26,042,634	671,954	2,812,338	19,950,191	1,547,036
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(43,930)	(554,445)	(49,642)	(563,937)	(139,531)	(16,431)
Total Net Expenses	951,834	25,488,189	622,312	2,248,401	19,810,660	1,530,605
Net Investment Income (Loss)	2,324,022	(11,086,180)	466,043	(403,515)	4,743,011	(281,541)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(1,684,125)	(1,490,051)	1,000,669	(443,546)	(349,176)	(487,120)
Expiration or closing of futures contracts	—	37,188,891	—	1,916,228	33,977,866	—
Expiration or closing of non-exchange traded swap agreements	68,038,457	1,351,510,114	29,228,239	105,826,897	1,164,843,924	82,940,546
In-kind redemptions of investments	25,978,915	694,374,088	4,523,621	33,709,171	475,795,366	37,412,967
Net realized gain (loss)	92,333,247	2,081,583,042	34,752,529	141,008,750	1,674,267,980	119,866,393
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(17,933,404)	(24,299,783)	910,255	(47,792,462)	(207,763,912)	41,322,961
Futures contracts	—	21,540,325	—	(1,874,835)	(777,119)	—
Non-exchange traded swap agreements	(55,380,892)	(428,571,599)	(17,540,499)	(129,723,271)	(765,575,199)	40,869,000
Foreign currency translations	—	—	—	—	(6)	—
Change in net unrealized appreciation/depreciation	(73,314,296)	(431,331,057)	(16,630,244)	(179,390,568)	(974,116,236)	82,191,961
Net realized and unrealized gain (loss)	19,018,951	1,650,251,985	18,122,285	(38,381,818)	700,151,744	202,058,354
Change in Net Assets Resulting from Operations	$21,342,973	$1,639,165,805	$18,588,328	$(38,785,333)	$704,894,755	$201,776,813

See accompanying notes to the financial statements.

196 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	Ultra SmallCap600	Ultra Technology	Ultra Telecommunications	Ultra Utilities	UltraPro Dow30SM	UltraPro MidCap400
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$193,885	$2,183,249	$28,090	$323,935	$5,730,039	$198,299
Interest	3	41	66	—	1	—
Securities lending income (Note 2)	1,112	8,584	29	—	—	309
Foreign withholding tax on income	(120)	(2,391)	—	—	—	—
Total Investment Income	194,880	2,189,483	28,185	323,935	5,730,040	198,608
EXPENSES:
Advisory fees (Note 4)	166,531	3,730,038	9,281	84,044	3,613,018	207,500
Management Services fees (Note 4)	22,204	497,335	1,238	11,206	481,732	27,666
Professional fees	9,042	16,159	9,619	17,590	16,789	9,124
Administration fees (Note 5)	39,691	116,360	37,541	37,541	115,574	43,824
Custodian fees (Note 6)	16,764	47,299	365	3,339	36,346	54,801
Printing and Shareholder reports	737	12,549	262	846	17,576	1,064
Listing, Data and related fees (Note 7)	5,827	203,511	5,068	9,055	197,270	5,827
Trustees fees (Note 8)	319	6,823	18	160	6,874	412
Compliance services fees (Note 4)	148	2,865	8	57	3,183	198
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	—	88,307	—	—	75,609	—
Other fees	2,682	13,312	1,981	2,517	13,922	2,666
Total Gross Expenses before fees waived and/or reimbursed	263,945	4,734,558	65,381	166,355	4,577,893	353,082
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(53,022)	—	(53,623)	(59,890)	—	(90,213)
Total Net Expenses	210,923	4,734,558	11,758	106,465	4,577,893	262,869
Net Investment Income (Loss)	(16,043)	(2,545,075)	16,427	217,470	1,152,147	(64,261)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	209,835	(1,328,243)	(3,508)	(106,329)	1,349,714	(9,606)
Expiration or closing of futures contracts	—	—	—	—	5,488,008	195,566
Expiration or closing of non-exchange traded swap agreements	10,452,186	428,193,973	194,294	(652,261)	275,310,217	29,440,980
In-kind redemptions of investments	1,369,426	122,559,331	—	594,324	77,326,548	3,554,423
Net realized gain (loss)	12,031,447	549,425,061	190,786	(164,266)	359,474,487	33,181,363
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(2,579,972)	6,775,566	(30,245)	(1,093,515)	(83,083,856)	(5,387,638)
Futures contracts	—	—	—	—	(2,916,881)	(102,308)
Non-exchange traded swap agreements	(11,853,032)	(181,354,876)	(231,973)	359,521	(251,189,518)	(30,433,804)
Change in net unrealized appreciation/depreciation	(14,433,004)	(174,579,310)	(262,218)	(733,994)	(337,190,255)	(35,923,750)
Net realized and unrealized gain (loss)	(2,401,557)	374,845,751	(71,432)	(898,260)	22,284,232	(2,742,387)
Change in Net Assets Resulting from Operations	$(2,417,600)	$372,300,676	$(55,005)	$(680,790)	$23,436,379	$(2,806,648)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 197

	UltraPro QQQ	UltraPro Russell2000	UltraPro S&P500®	UltraPro Short 20+ Year Treasury	UltraPro Short Dow30SM	UltraPro Short MidCap400
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Dividends	$32,805,059	$1,293,621	$12,477,974	$—	$—	$—
Interest	104,280	56	10,292	28	86,115	—
Securities lending income (Note 2)	47,680	57,243	1,930	—	—	—
Foreign withholding tax on income	(48,153)	(3,175)	(1,932)	—	—	—
Total Investment Income	32,908,866	1,347,745	12,488,264	28	86,115	—
EXPENSES:
Advisory fees (Note 4)	55,716,344	1,478,079	10,815,248	492,313	1,533,573	18,522
Management Services fees (Note 4)	7,410,055	197,075	1,442,023	65,641	204,475	2,470
Professional fees	87,280	13,654	23,049	9,214	10,856	8,648
Administration fees (Note 5)	463,238	84,653	164,803	36,115	60,528	19,266
Custodian fees (Note 6)	418,283	506,229	425,286	3,490	11,209	1,144
Printing and Shareholder reports	94,625	4,803	28,376	1,357	16,283	883
Listing, Data and related fees (Note 7)	7,418,378	191,794	5,827	9,497	87,243	5,827
Trustees fees (Note 8)	100,008	2,746	19,840	860	2,922	33
Compliance services fees (Note 4)	41,318	1,276	8,494	354	1,378	14
Recoupment of prior expenses waived and/or reimbursed by Advisor (Note 4)	542,098	—	—	—	3,461	—
Other fees	175,129	7,114	36,148	4,723	9,278	2,480
Total Gross Expenses before fees waived and/or reimbursed	72,466,756	2,487,423	12,969,094	623,564	1,941,206	59,287
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(8,693,543)	(615,746)	—	(1,024)	—	(35,830)
Total Net Expenses	63,773,213	1,871,677	12,969,094	622,540	1,941,206	23,457
Net Investment Income (Loss)	(30,864,347)	(523,932)	(480,830)	(622,512)	(1,855,091)	(23,457)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	1,458,577	(3,305,528)	533,303	—	104	—
Expiration or closing of futures contracts	126,557,713	616,552	17,802,295	(126,292)	(3,977,790)	(20,539)
Expiration or closing of non-exchange traded swap agreements	8,098,502,353	215,629,699	1,424,357,643	(31,220,723)	(213,547,363)	(5,456,009)
In-kind redemptions of investments	1,302,675,531	21,357,751	226,614,949	—	—	—
Net realized gain (loss)	9,529,194,174	234,298,474	1,669,308,190	(31,347,015)	(217,525,049)	(5,476,548)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	293,061,352	(33,285,090)	(115,632,566)	—	(76,370)	—
Futures contracts	127,463,159	(1,244,188)	1,067,881	(24,520)	1,911,592	6,002
Non-exchange traded swap agreements	(3,060,130,757)	(244,745,958)	(894,538,203)	(17,705,416)	196,141,323	4,988,453
Foreign currency translations	—	—	(3)	—	—	—
Change in net unrealized appreciation/depreciation	(2,639,606,246)	(279,275,236)	(1,009,102,891)	(17,729,936)	197,976,545	4,994,455
Net realized and unrealized gain (loss)	6,889,587,928	(44,976,762)	660,205,299	(49,076,951)	(19,548,504)	(482,093)
Change in Net Assets Resulting from Operations	$6,858,723,581	$(45,500,694)	$659,724,469	$(49,699,463)	$(21,403,595)	$(505,550)
See accompanying notes to the financial statements.

198 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraPro Short QQQ	UltraPro Short Russell2000	UltraPro Short S&P500®	UltraShort 7-10 Year Treasury	UltraShort 20+ Year Treasury	UltraShort Basic Materials
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$449,189	$22,333	$149,778	$—	$273,129	$1
Total Investment Income	449,189	22,333	149,778	—	273,129	1
EXPENSES:
Advisory fees (Note 4)	6,352,537	474,079	2,106,614	223,724	5,670,619	9,358
Management Services fees (Note 4)	846,999	63,210	280,880	29,830	756,077	1,248
Professional fees	18,391	9,331	11,453	8,878	17,490	8,625
Administration fees (Note 5)	109,853	35,072	70,465	26,454	106,235	19,267
Custodian fees (Note 6)	44,597	4,315	15,067	2,268	36,127	87
Printing and Shareholder reports	45,850	6,131	25,844	1,980	30,208	894
Listing, Data and related fees (Note 7)	859,721	64,623	5,827	6,811	62,164	5,072
Trustees fees (Note 8)	12,633	901	3,971	407	10,853	16
Compliance services fees (Note 4)	6,511	416	1,809	171	5,016	9
Other fees	31,319	4,393	12,865	2,969	25,652	1,980
Total Gross Expenses before fees waived and/or reimbursed	8,328,411	662,471	2,534,795	303,492	6,720,441	46,556
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(307,399)	(62,136)	—	(20,142)	—	(34,706)
Total Net Expenses	8,021,012	600,335	2,534,795	283,350	6,720,441	11,850
Net Investment Income (Loss)	(7,571,823)	(578,002)	(2,385,017)	(283,350)	(6,447,312)	(11,849)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(23,484)	(220)	(4,836)	—	1,211	—
Expiration or closing of futures contracts	(31,589,768)	(644,070)	(3,958,732)	(7,824)	(1,602,530)	—
Expiration or closing of non-exchange traded swap agreements	(1,106,216,192)	(68,086,621)	(385,214,962)	(2,415,986)	(298,168,160)	(1,081,800)
Net realized gain (loss)	(1,137,829,444)	(68,730,911)	(389,178,530)	(2,423,810)	(299,769,479)	(1,081,800)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(329,803)	(5,855)	(118,380)	—	(248,109)	—
Futures contracts	(677,206)	590,189	166,736	(6,263)	(5,096)	—
Non-exchange traded swap agreements	242,340,138	70,229,831	240,769,449	518,163	(26,463,942)	1,115,410
Change in net unrealized appreciation/depreciation	241,333,129	70,814,165	240,817,805	511,900	(26,717,147)	1,115,410
Net realized and unrealized gain (loss)	(896,496,315)	2,083,254	(148,360,725)	(1,911,910)	(326,486,626)	33,610
Change in Net Assets Resulting from Operations	$(904,068,138)	$1,505,252	$(150,745,742)	$(2,195,260)	$(332,933,938)	$21,761

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 199

	UltraShort Consumer Goods	UltraShort Consumer Services	UltraShort Dow30SM	UltraShort Financials	UltraShort FTSE China 50	UltraShort FTSE Europe
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$40	$—	$5,799	$—	$31	$3
Total Investment Income	40	—	5,799	—	31	3
EXPENSES:
Advisory fees (Note 4)	3,545	3,256	380,698	49,130	75,250	28,985
Management Services fees (Note 4)	473	434	50,759	6,551	10,033	3,865
Professional fees	8,620	8,621	9,100	8,681	8,695	8,653
Administration fees (Note 5)	19,266	19,267	32,274	19,266	19,267	19,266
Custodian fees (Note 6)	43	35	3,749	444	564	234
Printing and Shareholder reports	387	636	8,628	4,780	2,374	1,581
Listing, Data and related fees (Note 7)	4,762	4,747	24,877	7,193	14,105	5,732
Trustees fees (Note 8)	7	6	724	94	137	54
Compliance services fees (Note 4)	3	3	357	47	57	26
Other fees	1,964	1,990	3,458	2,507	2,233	2,065
Total Gross Expenses before fees waived and/or reimbursed	39,070	38,995	514,624	98,693	132,715	70,461
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,587)	(34,847)	(32,608)	(36,494)	(37,287)	(33,742)
Total Net Expenses	4,483	4,148	482,016	62,199	95,428	36,719
Net Investment Income (Loss)	(4,443)	(4,148)	(476,217)	(62,199)	(95,397)	(36,716)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	—	—	(1,010,461)	—	—	—
Expiration or closing of non-exchange traded swap agreements	(131,327)	(76,844)	(34,659,585)	(6,942,411)	(7,376,315)	(3,555,074)
Net realized gain (loss)	(131,327)	(76,844)	(35,670,046)	(6,942,411)	(7,376,315)	(3,555,074)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	(3,713)	—	—	—
Futures contracts	—	—	454,056	—	—	—
Non-exchange traded swap agreements	(89,697)	(3,338)	31,745,782	6,094,408	11,990,890	3,885,433
Change in net unrealized appreciation/depreciation	(89,697)	(3,338)	32,196,125	6,094,408	11,990,890	3,885,433
Net realized and unrealized gain (loss)	(221,024)	(80,182)	(3,473,921)	(848,003)	4,614,575	330,359
Change in Net Assets Resulting from Operations	$(225,467)	$(84,330)	$(3,950,138)	$(910,202)	$4,519,178	$293,643

See accompanying notes to the financial statements.

200 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort Health Care	UltraShort Industrials	UltraShort MidCap400	UltraShort MSCI Brazil Capped	UltraShort MSCI EAFE	UltraShort MSCI Emerging Markets
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$—	$40	$—	$—	$16	$—
Total Investment Income	—	40	—	—	16	—
EXPENSES:
Advisory fees (Note 4)	5,691	5,916	7,330	56,057	4,704	23,022
Management Services fees (Note 4)	759	789	977	7,474	627	3,070
Professional fees	8,622	8,623	8,627	8,674	8,624	8,639
Administration fees (Note 5)	19,266	19,267	19,267	19,266	19,267	19,267
Custodian fees (Note 6)	53	66	1,034	549	49	166
Printing and Shareholder reports	311	494	711	1,602	537	1,586
Listing, Data and related fees (Note 7)	4,877	4,889	5,827	8,122	4,886	5,858
Trustees fees (Note 8)	11	9	14	99	9	43
Compliance services fees (Note 4)	4	5	7	41	4	19
Other fees	2,012	2,386	2,388	2,143	1,968	2,035
Total Gross Expenses before fees waived and/or reimbursed	41,606	42,444	46,182	104,027	40,675	63,705
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,385)	(34,954)	(36,901)	(32,861)	(34,716)	(34,519)
Total Net Expenses	7,221	7,490	9,281	71,166	5,959	29,186
Net Investment Income (Loss)	(7,221)	(7,450)	(9,281)	(71,166)	(5,943)	(29,186)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	—	—	(10,004)	—	—	—
Expiration or closing of non-exchange traded swap agreements	(227,111)	(154,907)	(749,557)	(6,012,333)	(540,316)	71,922
Net realized gain (loss)	(227,111)	(154,907)	(759,561)	(6,012,333)	(540,316)	71,922
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Futures contracts	—	—	6,002	—	—	—
Non-exchange traded swap agreements	53,983	92,107	684,331	12,748,061	603,607	916,847
Change in net unrealized appreciation/depreciation	53,983	92,107	690,333	12,748,061	603,607	916,847
Net realized and unrealized gain (loss)	(173,128)	(62,800)	(69,228)	6,735,728	63,291	988,769
Change in Net Assets Resulting from Operations	$(180,349)	$(70,250)	$(78,509)	$6,664,562	$57,348	$959,583

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 201

	UltraShort MSCI Japan	UltraShort Nasdaq Biotechnology	UltraShort Oil & Gas	UltraShort QQQ	UltraShort Real Estate	UltraShort Russell2000
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$—	$1	$56	$35,248	$—	$3,468
Total Investment Income	—	1	56	35,248	—	3,468
EXPENSES:
Advisory fees (Note 4)	16,434	29,021	71,753	814,336	53,831	303,202
Management Services fees (Note 4)	2,191	3,869	9,567	108,577	7,178	40,426
Professional fees	8,641	8,647	8,711	9,673	8,699	9,034
Administration fees (Note 5)	19,267	19,266	19,267	44,857	19,267	29,271
Custodian fees (Note 6)	146	419	547	6,950	479	3,168
Printing and Shareholder reports	712	1,077	1,567	13,375	5,563	5,133
Listing, Data and related fees (Note 7)	5,563	5,859	8,400	113,151	7,444	42,978
Trustees fees (Note 8)	32	58	129	1,601	103	586
Compliance services fees (Note 4)	16	27	59	809	51	279
Other fees	2,012	2,264	2,301	5,760	2,291	3,415
Total Gross Expenses before fees waived and/or reimbursed	55,014	70,507	122,301	1,119,089	104,906	437,492
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	(34,201)	(33,772)	(31,555)	(89,730)	(36,806)	(53,522)
Total Net Expenses	20,813	36,735	90,746	1,029,359	68,100	383,970
Net Investment Income (Loss)	(20,813)	(36,734)	(90,690)	(994,111)	(68,100)	(380,502)
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts	—	—	—	(2,659,056)	—	(397,880)
Expiration or closing of non-exchange traded swap agreements	(1,876,802)	(6,853,902)	(5,349,443)	(77,252,640)	(15,589,143)	(29,084,833)
Net realized gain (loss)	(1,876,802)	(6,853,902)	(5,349,443)	(79,911,696)	(15,589,143)	(29,482,713)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	—	—	—	(31,084)	—	(1,711)
Futures contracts	—	—	—	(19,913)	—	465,125
Non-exchange traded swap agreements	1,900,887	6,046,829	1,097,925	5,777,945	12,991,361	28,908,811
Change in net unrealized appreciation/depreciation	1,900,887	6,046,829	1,097,925	5,726,948	12,991,361	29,372,225
Net realized and unrealized gain (loss)	24,085	(807,073)	(4,251,518)	(74,184,748)	(2,597,782)	(110,488
Change in Net Assets Resulting from Operations	$3,272	$(843,807)	$(4,342,208)	$(75,178,859)	$(2,665,882)	$(490,990)

See accompanying notes to the financial statements.

202 :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: STATEMENTS OF OPERATIONS PROSHARES TRUST

	UltraShort S&P500®	UltraShort Semiconductors	UltraShort SmallCap600	UltraShort Technology	UltraShort Utilities
	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021	Six Months Ended November 30, 2021
INVESTMENT INCOME:
Interest	$115,157	$2	$—	$—	$—
Total Investment Income	115,157	2	—	—	—
EXPENSES:
Advisory fees (Note 4)	2,225,320	9,837	10,357	15,018	8,112
Management Services fees (Note 4)	296,707	1,312	1,381	2,002	1,082
Professional fees	11,731	8,624	8,631	8,642	8,625
Administration fees (Note 5)	72,094	19,266	19,267	19,267	19,266
Custodian fees (Note 6)	17,126	143	65	228	94
Printing and Shareholder reports	34,275	716	691	851	417
Listing, Data and related fees (Note 7)	8,460	5,098	5,827	5,374	5,006
Trustees fees (Note 8)	4,304	21	19	33	16
Compliance services fees (Note 4)	2,135	10	8	17	7
Other fees	11,623	2,185	2,425	2,210	2,325
Total Gross Expenses before fees waived and/or reimbursed	2,683,775	47,212	48,671	53,642	44,950
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4)	—	(34,797)	(35,542)	(34,670)	(34,682)
Total Net Expenses	2,683,775	12,415	13,129	18,972	10,268
Net Investment Income (Loss)	(2,568,618)	(12,413)	(13,129)	(18,972)	(10,268)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(62)	—	—	—	—
Expiration or closing of futures contracts	(4,469,284)	—	—	—	—
Expiration or closing of non-exchange traded swap agreements	(280,844,658)	(1,821,640)	(267,815)	(2,522,616)	(1,364,621)
Net realized gain (loss)	(285,314,004)	(1,821,640)	(267,815)	(2,522,616)	(1,364,621)
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments	(102,605)	—	—	—	—
Futures contracts	434,864	—	—	—	—
Non-exchange traded swap agreements	168,750,029	173,506	155,780	687,240	1,177,936
Change in net unrealized appreciation/depreciation	169,082,288	173,506	155,780	687,240	1,177,936
Net realized and unrealized gain (loss)	(116,231,716)	(1,648,134)	(112,035)	(1,835,376)	(186,685)
Change in Net Assets Resulting from Operations	$(118,800,334)	$(1,660,547)	$(125,164)	$(1,854,348)	$(196,953)

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2021 (UNAUDITED) :: 203

STATEMENTS OF CHANGES IN NET ASSETS

204 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short 7-10 Year Treasury		Short 20+ Year Treasury		Short Basic Materials
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(441,991)	$(333,015)	$(2,880,638)	$(2,699,999)	$(7,763)		$(12,297)
Net realized gain (loss)	(2,612,247)	(127,285)	(55,763,788)	48,465,998	(356,865)		(509,498)
Change in net unrealized appreciation/depreciation	1,399,776	1,155,049	(11,521,984)	(3,729,613)	337,806		(194,934)
Change in net assets resulting from operations	(1,654,462)	694,749	(70,166,410)	42,036,386	(26,822)		(716,729)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	72,965,969	84,104,689	554,365,202	1,198,738,480	1,050,665		—
Cost of shares redeemed	(59,556,691)	(10,329,210)	(368,808,715)	(803,142,952)	—		—
Change in net assets resulting from capital transactions	13,409,278	73,775,479	185,556,487	395,595,528	1,050,665		—
Change in net assets	11,754,816	74,470,228	115,390,077	437,631,914	1,023,843		(716,729)
NET ASSETS:
Beginning of period	$89,977,385	$15,507,157	$597,553,007	$159,921,093	$983,100		$1,699,829
End of period	$101,732,201	$89,977,385	$712,943,084	$597,553,007	$2,006,943		$983,100
SHARE TRANSACTIONS:
Beginning of period	3,625,000	650,000	33,950,000	10,300,000	20,000	(b)	20,000	(b)
Issued	3,000,000	3,400,000	33,600,000	72,900,000	20,000	(b)	—	(b)
Issued in-kind	—	—	—	—	—	(b)	—	(b)
Redeemed	(2,425,000)	(425,000)	(22,250,000)	(49,250,000)	—	(b)	—	(b)
Redemption in-kind	—	—	—	—	—	(b)	—	(b)
Shares outstanding, end of period	4,200,000	3,625,000	45,300,000	33,950,000	40,000	(b)	20,000	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 205

	Short Dow30SM		Short Financials		Short FTSE China 50
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(1,172,708)	$(3,018,749)	$(48,637)	$(178,415)	$(35,579)	$(47,199)
Net realized gain (loss)	(40,758,613)	(140,673,909)	(3,412,001)	(6,862,073)	(524,968)	(550,265)
Change in net unrealized appreciation/depreciation	35,611,757	7,736,316	3,193,514	(2,033,527)	1,278,790	(1,007,344)
Change in net assets resulting from operations	(6,319,564)	(135,956,342)	(267,124)	(9,074,015)	718,243	(1,604,808)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	138,301,981	306,917,383	6,285,896	18,931,554	8,577,113	895,685
Cost of shares redeemed	(95,858,836)	(440,722,758)	(8,792,953)	(32,274,571)	(2,353,247)	(2,979,467)
Change in net assets resulting from capital transactions	42,443,145	(133,805,375)	(2,507,057)	(13,343,017)	6,223,866	(2,083,782)
Change in net assets	36,123,581	(269,761,717)	(2,774,181)	(22,417,032)	6,942,109	(3,688,590)
NET ASSETS:
Beginning of period	$232,823,740	$502,585,457	$9,854,727	$32,271,759	$2,835,350	$6,523,940
End of period	$268,947,321	$232,823,740	$7,080,546	$9,854,727	$9,777,459	$2,835,350
SHARE TRANSACTIONS:
Beginning of period	6,823,755	10,223,755	774,851	1,574,851	200,000	350,000
Issued	4,100,000	7,300,000	500,000	1,000,000	550,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(2,900,000)	(10,700,000)	(700,000)	(1,800,000)	(150,000)	(200,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	8,023,755	6,823,755	574,851	774,851	600,000	200,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

206 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short High Yield		Short MidCap400		Short MSCI EAFE
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(270,810)	$(690,475)	$(53,575)	$(207,055)	$(58,399)	$(207,284)
Net realized gain (loss)	2,776,015	(12,350,687)	(3,953,835)	(17,501,501)	(2,815,363)	(14,153,009)
Change in net unrealized appreciation/depreciation	(3,525,107)	1,520,614	3,839,592	6,191,667	2,987,019	4,533,486
Change in net assets resulting from operations	(1,019,902)	(11,520,548)	(167,818)	(11,516,889)	113,257	(9,826,807)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	14,227,165	25,335,522	4,269,517	9,163,106	28,490,774	32,012,837
Cost of shares redeemed	(7,113,297)	(78,151,728)	(6,089,711)	(16,664,309)	(15,331,662)	(57,884,461)
Change in net assets resulting from capital transactions	7,113,868	(52,816,206)	(1,820,194)	(7,501,203)	13,159,112	(25,871,624)
Change in net assets	6,093,966	(64,336,754)	(1,988,012)	(19,018,092)	13,272,369	(35,698,431)
NET ASSETS:
Beginning of period	$54,684,679	$119,021,433	$12,003,518	$31,021,610	$9,548,609	$45,247,040
End of period	$60,778,645	$54,684,679	$10,015,506	$12,003,518	$22,820,978	$9,548,609
SHARE TRANSACTIONS:
Beginning of period	3,000,000	5,700,000	493,667	768,667	525,000	1,725,000
Issued	800,000	1,300,000	175,000	250,000	1,550,000	1,350,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(400,000)	(4,000,000)	(250,000)	(525,000)	(850,000)	(2,550,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,400,000	3,000,000	418,667	493,667	1,225,000	525,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 207

	Short MSCI Emerging Markets		Short Oil & Gas		Short QQQ
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(158,674)	$(383,638)	$(16,127)	$(37,855)	$(2,660,413)	$(5,049,642)
Net realized gain (loss)	(646,020)	(28,928,215)	(523,088)	(1,575,122)	(131,311,970)	(331,320,929)
Change in net unrealized appreciation/depreciation	3,287,860	5,637,223	206,939	130,166	26,800,828	73,017,903
Change in net assets resulting from operations	2,483,166	(23,674,630)	(332,276)	(1,482,811)	(107,171,555)	(263,352,668)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	39,286,948	25,069,525	3,652,019	2,317,270	303,258,884	1,144,258,995
Cost of shares redeemed	(20,357,933)	(68,618,536)	(3,690,993)	(1,491,376)	(269,266,294)	(787,726,884)
Change in net assets resulting from capital transactions	18,929,015	(43,549,011)	(38,974)	825,894	33,992,590	356,532,111
Change in net assets	21,412,181	(67,223,641)	(371,250)	(656,917)	(73,178,965)	93,179,443
NET ASSETS:
Beginning of period	$20,746,900	$87,970,541	$3,075,114	$3,732,031	$595,528,338	$502,348,895
End of period	$42,159,081	$20,746,900	$2,703,864	$3,075,114	$522,349,373	$595,528,338
SHARE TRANSACTIONS:
Beginning of period	1,750,000	4,750,000	175,000	125,000	45,062,500	24,712,500
Issued	3,150,000	1,700,000	200,000	100,000	25,150,000	72,450,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(1,650,000)	(4,700,000)	(200,000)	(50,000)	(22,850,000)	(52,100,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	3,250,000	1,750,000	175,000	175,000	47,362,500	45,062,500

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

208 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Short Real Estate				Short Russell2000		Short S&P500®
	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(36,724)		$(157,123)		$(1,303,637)	$(2,972,120)	$(5,949,500)	$(17,667,014)
Net realized gain (loss)	(1,578,541)		(6,485,026)		(47,128,554)	(257,494,066)	(264,824,361)	(1,256,303,759)
Change in net unrealized appreciation/depreciation	887,717		1,324,352		45,781,001	58,153,651	124,421,484	354,728,530
Change in net assets resulting from operations	(727,548)		(5,317,797)		(2,651,190)	(202,312,535)	(146,352,377)	(919,242,243)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,649,141		5,075,190		156,410,342	593,230,095	579,519,470	1,531,572,440
Cost of shares redeemed	(1,282,473)		(19,379,367)		(185,107,092)	(602,770,756)	(501,489,025)	(2,905,039,359)
Change in net assets resulting from capital transactions	1,366,668		(14,304,177)		(28,696,750)	(9,540,661)	78,030,445	(1,373,466,919)
Change in net assets	639,120		(19,621,974)		(31,347,940)	(211,853,196)	(68,321,932)	(2,292,709,162)
NET ASSETS:
Beginning of period	$7,651,576		$27,273,550		$273,412,042	$485,265,238	$1,404,720,310	$3,697,429,472
End of period	$8,290,696		$7,651,576		$242,064,102	$273,412,042	$1,336,398,378	$1,404,720,310
SHARE TRANSACTIONS:
Beginning of period	400,000	(c)	1,025,000	(c)	12,766,642	12,766,642	89,080,826	161,055,826
Issued	150,000	(c)	200,000	(c)	7,350,000	20,600,000	38,775,000	80,325,000
Issued in-kind	—	(c)	—	(c)	—	—	—	—
Redeemed	(75,000	)(c)	(825,000	)(c)	(8,850,000)	(20,600,000)	(34,250,000)	(152,300,000)
Redemption in-kind	—	(c)	—	(c)	—	—	—	—
Shares outstanding, end of period	475,000	(c)	400,000	(c)	11,266,642	12,766,642	93,605,826	89,080,826

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 209

	Short SmallCap600		Ultra 7-10 Year Treasury		Ultra 20+ Year Treasury
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(21,981)	$(87,250)	$19,720	$116,627	$(79,535)	$(126,251)
Net realized gain (loss)	(773,134)	(7,393,825)	736,635	3,247,503	3,146,023	(3,914,933)
Change in net unrealized appreciation/depreciation	754,478	1,572,108	(518,752)	(7,082,459)	3,027,148	(9,153,278)
Change in net assets resulting from operations	(40,637)	(5,908,967)	237,603	(3,718,329)	6,093,636	(13,194,462)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(25,414)	(140,892)	—	—
Total distributions	—	—	(25,414)	(140,892)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	3,217,771	12,537,625	14,713,463	44,671,761	99,240,889
Cost of shares redeemed	—	(6,297,508)	(10,563,789)	(26,577,409)	(36,593,399)	(107,325,194)
Change in net assets resulting from capital transactions	—	(3,079,737)	1,973,836	(11,863,946)	8,078,362	(8,084,305)
Change in net assets	(40,637)	(8,988,704)	2,186,025	(15,723,167)	14,171,998	(21,278,767)
NET ASSETS:
Beginning of period	$4,661,826	$13,650,530	$18,463,750	$34,186,917	$28,797,419	$50,076,186
End of period	$4,621,189	$4,661,826	$20,649,775	$18,463,750	$42,969,417	$28,797,419
SHARE TRANSACTIONS:
Beginning of period	268,681	418,681	275,000	450,000	600,000	750,000
Issued	—	100,000	175,000	200,000	825,000	1,625,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	(250,000)	(150,000)	(375,000)	(425,000)	(725,000)
Redemption in-kind	—	—	—	—	(250,000)	(1,050,000)
Shares outstanding, end of period	268,681	268,681	300,000	275,000	750,000	600,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

210 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Basic Materials		Ultra Consumer Goods				Ultra Consumer Services
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$267,436	$206,091	$17,614		$33,317		$(74,659)		$(104,853)
Net realized gain (loss)	19,643,587	6,772,711	6,150,806		1,716,162		8,532,824		8,370,076
Change in net unrealized appreciation/depreciation	(29,601,271)	32,930,762	(3,147,080)		5,043,154		(7,187,648)		6,627,092
Change in net assets resulting from operations	(9,690,248)	39,909,564	3,021,340		6,792,633		1,270,517		14,892,315
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(231,146)	(222,206)	(22,872)		(37,605)		—		—
Total distributions	(231,146)	(222,206)	(22,872)		(37,605)		—		—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	45,033,317	25,169,523		22,038,627		17,917,755		11,835,241
Cost of shares redeemed	(27,351,441)	(7,940,390)	(25,214,618)		(20,719,420)		(15,019,460)		(13,552,011)
Change in net assets resulting from capital transactions	(27,351,441)	37,092,927	(45,095)		1,319,207		2,898,295		(1,716,770)
Change in net assets	(37,272,835)	76,780,285	2,953,373		8,074,235		4,168,812		13,175,545
NET ASSETS:
Beginning of period	$104,476,605	$27,696,320	$13,463,156		$5,388,921		$31,622,062		$18,446,517
End of period	$67,203,770	$104,476,605	$16,416,529		$13,463,156		$35,790,874		$31,622,062
SHARE TRANSACTIONS:
Beginning of period	975,000	625,000	600,000	(d)	500,000	(d)	650,000	(e)	700,000	(e)
Issued	—	—	1,100,000	(d)	1,200,000	(d)	350,000	(e)	200,000	(e)
Issued in-kind	—	475,000	—	(d)	300,000	(d)	—	(e)	50,000	(e)
Redeemed	—	—	—	(d)	—	(d)	—	(e)	—	(e)
Redemption in-kind	(275,000)	(125,000)	(1,100,000	)(d)	(1,400,000	)(d)	(300,000	)(e)	(300,000	)(e)
Shares outstanding, end of period	700,000	975,000	600,000	(d)	600,000	(d)	700,000	(e)	650,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(d)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective January 13, 2022.

(e)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 211

	Ultra Dow30SM		Ultra Financials		Ultra FTSE China 50
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$894,140	$1,887,567	$1,416,742	$2,423,942	$(107,698)	$(313,663)
Net realized gain (loss)	120,304,113	80,659,309	268,605,617	302,224,245	248,528	2,932,833
Change in net unrealized appreciation/depreciation	(121,311,069)	142,486,666	(247,196,951)	190,640,287	(9,071,440)	4,227,489
Change in net assets resulting from operations	(112,816)	225,033,542	22,825,408	495,288,474	(8,930,610)	6,846,659
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(65,728)	(558,454)	(734,844)	(2,781,787)	—	—
Total distributions	(65,728)	(558,454)	(734,844)	(2,781,787)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	82,477,118	551,703,099	1,154,179,041	145,060,479	5,185,866	17,688,326
Cost of shares redeemed	(115,181,872)	(575,640,753)	(1,243,674,131)	(162,148,943)	(8,117,553)	(16,606,011)
Change in net assets resulting from capital transactions	(32,704,754)	(23,937,654)	(89,495,090)	(17,088,464)	(2,931,687)	1,082,315
Change in net assets	(32,883,298)	200,537,434	(67,404,526)	475,418,223	(11,862,297)	7,928,974
NET ASSETS:
Beginning of period	$498,320,422	$297,782,988	$923,716,879	$448,298,656	$28,090,931	$20,161,957
End of period	$465,437,124	$498,320,422	$856,312,353	$923,716,879	$16,228,634	$28,090,931
SHARE TRANSACTIONS:
Beginning of period	6,900,000	7,550,000	14,507,750	15,207,750	400,000	400,000
Issued	1,100,000	11,100,000	18,150,000	2,650,000	100,000	250,000
Issued in-kind	—	—	—	—	—	—
Redeemed	—	—	—	—	(150,000)	(250,000)
Redemption in-kind	(1,550,000)	(11,750,000)	(19,350,000)	(3,350,000)	—	—
Shares outstanding, end of period	6,450,000	6,900,000	13,307,750	14,507,750	350,000	400,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

212 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra FTSE Europe		Ultra Health Care		Ultra High Yield
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(25,155)	$(42,088)	$123,374	$190,611	$(132,261)	$(109,709)
Net realized gain (loss)	1,391,855	1,896,339	58,022,419	24,659,344	2,079,332	154,302
Change in net unrealized appreciation/depreciation	(1,729,129)	1,252,036	(43,623,164)	18,153,574	(2,127,192)	1,324,987
Change in net assets resulting from operations	(362,429)	3,106,287	14,522,629	43,003,529	(180,121)	1,369,580
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	(46,963)	(116,619)	—	(319,707)
Total distributions	—	—	(46,963)	(116,619)	—	(319,707)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,679,735	1,422,507	294,946,426	17,528,027	64,323,998	46,566,158
Cost of shares redeemed	(1,732,833)	(2,789,027)	(290,694,428)	(40,726,691)	(73,654,933)	(24,015,252)
Change in net assets resulting from capital transactions	(53,098)	(1,366,520)	4,251,998	(23,198,664)	(9,330,935)	22,550,906
Change in net assets	(415,527)	1,739,767	18,727,664	19,688,246	(9,511,056)	23,600,779
NET ASSETS:
Beginning of period	$5,239,462	$3,499,695	$130,404,660	$110,716,414	$28,413,945	$4,813,166
End of period	$4,823,935	$5,239,462	$149,132,324	$130,404,660	$18,902,889	$28,413,945
SHARE TRANSACTIONS:
Beginning of period	75,000	100,000	1,475,000	1,800,000	375,000	75,000
Issued	25,000	25,000	2,550,000	175,000	825,000	625,000
Issued in-kind	—	—	450,000	50,000	—	—
Redeemed	(25,000)	(50,000)	(100,000)	(125,000)	(950,000)	(300,000)
Redemption in-kind	—	—	(2,825,000)	(425,000)	—	(25,000)
Shares outstanding, end of period	75,000	75,000	1,550,000	1,475,000	250,000	375,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 213

	Ultra Industrials		Ultra MidCap400		Ultra MSCI Brazil Capped
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(22,080)	$14,941	$161,137	$217,770	$(31,055)	$(64,854)
Net realized gain (loss)	11,513,651	3,514,515	43,630,538	38,598,782	(282,903)	1,918,387
Change in net unrealized appreciation/depreciation	(13,277,107)	13,903,043	(49,220,530)	82,578,947	(3,280,395)	2,303,302
Change in net assets resulting from operations	(1,785,536)	17,432,499	(5,428,855)	121,395,499	(3,594,353)	4,156,835
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(36,211)	(103,958)	(268,889)	—	—
Total distributions	—	(36,211)	(103,958)	(268,889)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	34,328,479	11,512,934	33,205,537	35,618,242	2,767,244	1,247,283
Cost of shares redeemed	(44,662,284)	(3,296,459)	(38,205,760)	(72,618,438)	(1,439,437)	(3,150,599)
Change in net assets resulting from capital transactions	(10,333,805)	8,216,475	(5,000,223)	(37,000,196)	1,327,807	(1,903,316)
Change in net assets	(12,119,341)	25,612,763	(10,533,036)	84,126,414	(2,266,546)	2,253,519
NET ASSETS:
Beginning of period	$40,450,543	$14,837,780	$189,162,187	$105,035,773	$7,139,788	$4,886,269
End of period	$28,331,202	$40,450,543	$178,629,151	$189,162,187	$4,873,242	$7,139,788
SHARE TRANSACTIONS:
Beginning of period	1,225,000	1,000,000	2,875,000	3,675,000	191,557	241,557
Issued	1,000,000	275,000	350,000	600,000	100,000	50,000
Issued in-kind	50,000	100,000	150,000	500,000	—	—
Redeemed	—	—	(350,000)	(150,000)	(50,000)	(100,000)
Redemption in-kind	(1,350,000)	(150,000)	(250,000)	(1,750,000)	—	—
Shares outstanding, end of period	925,000	1,225,000	2,775,000	2,875,000	241,557	191,557

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

214 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra MSCI EAFE		Ultra MSCI Emerging Markets		Ultra MSCI Japan
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(68,132)	$(97,380)	$(322,557)	$(501,330)	$(38,675)	$(50,938)
Net realized gain (loss)	3,370,054	2,805,983	2,159,907	12,230,299	1,541,414	1,074,325
Change in net unrealized appreciation/depreciation	(4,739,980)	3,187,495	(18,580,237)	12,404,023	(3,023,172)	1,025,730
Change in net assets resulting from operations	(1,438,058)	5,896,098	(16,742,887)	24,132,992	(1,520,433)	2,049,117
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,013,174	7,417,253	18,770,640	81,768,155	36,793,949	2,296,581
Cost of shares redeemed	(2,512,250)	(3,697,312)	(44,788,036)	(26,057,083)	(32,423,285)	(2,367,519)
Change in net assets resulting from capital transactions	1,500,924	3,719,941	(26,017,396)	55,711,072	4,370,664	(70,938)
Change in net assets	62,866	9,616,039	(42,760,283)	79,844,064	2,850,231	1,978,179
NET ASSETS:
Beginning of period	$13,208,204	$3,592,165	$92,605,000	$12,760,936	$5,897,111	$3,918,932
End of period	$13,271,070	$13,208,204	$49,844,717	$92,605,000	$8,747,342	$5,897,111
SHARE TRANSACTIONS:
Beginning of period	250,000	125,000	875,000	250,000	125,000	125,000
Issued	75,000	200,000	200,000	900,000	750,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(50,000)	(75,000)	(475,000)	(275,000)	(550,000)	(50,000)
Redemption in-kind	—	—	—	—	(125,000)	—
Shares outstanding, end of period	275,000	250,000	600,000	875,000	200,000	125,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 215

	Ultra Nasdaq Biotechnology		Ultra Nasdaq Cloud Computing		Ultra Nasdaq Cybersecurity
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	January 19, 2021* through May 31, 2021 (Unaudited)	Six Months Ended November 30, 2021 (Unaudited)	January 19, 2021* through May 31, 2021 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(563,411)	$(999,348)	$(5,180)	$(5,495)	$(18,632)	$(9,770)
Net realized gain (loss)	41,686,321	74,081,880	244,643	144,108	443,599	—
Change in net unrealized appreciation/depreciation	(38,676,250)	(35,130,549)	155,328	77,658	349,525	(163,862)
Change in net assets resulting from operations	2,446,660	37,951,983	394,791	216,271	774,492	(173,632)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	86,244,968	280,939,595	—	4,000,040	5,343,074	4,000,040
Cost of shares redeemed	(162,553,940)	(215,482,923)	—	(2,257,309)	(3,949,918)	(1,011,283)
Change in net assets resulting from capital transactions	(76,308,972)	65,456,672	—	1,742,731	1,393,156	2,988,757
Change in net assets	(73,862,312)	103,408,655	394,791	1,959,002	2,167,648	2,815,125
NET ASSETS:
Beginning of period	$287,388,294	$183,979,639	$1,959,002	$—	$2,815,125	$—
End of period	$213,525,982	$287,388,294	$2,353,793	$1,959,002	$4,982,773	$2,815,125
SHARE TRANSACTIONS:
Beginning of period	3,400,000	2,600,000	50,001	—	75,001	—
Issued	50,000	200,000	—	100,001	75,000	100,001
Issued in-kind	850,000	3,300,000	—	—	25,000	—
Redeemed	(450,000)	(350,000)	—	—	(25,000)	(25,000)
Redemption in-kind	(1,300,000)	(2,350,000)	—	(50,000)	(50,000)	—
Shares outstanding, end of period	2,550,000	3,400,000	50,001	50,001	100,001	75,001

*  Commencement of investment operations.

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

216 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra Oil & Gas		Ultra QQQ		Ultra Real Estate
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$2,324,022	$4,014,682	$(11,086,180)	$(11,682,255)	$466,043	$774,013
Net realized gain (loss)	92,333,247	26,090,175	2,081,583,042	1,710,052,490	34,752,529	(19,075,577)
Change in net unrealized appreciation/depreciation	(73,314,296)	63,220,343	(431,331,057)	410,296,228	(16,630,244)	64,427,810
Change in net assets resulting from operations	21,342,973	93,325,200	1,639,165,805	2,108,666,463	18,588,328	46,126,246
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(2,158,155)	(4,169,364)	—	—	(302,414)	(613,192)
Total distributions	(2,158,155)	(4,169,364)	—	—	(302,414)	(613,192)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	45,149,664	81,427,791	2,924,583,886	1,454,540,260	9,489,303	32,896,676
Cost of shares redeemed	(100,099,588)	(75,852,503)	(2,671,661,357)	(1,639,798,684)	(21,965,887)	(37,931,952)
Change in net assets resulting from capital transactions	(54,949,924)	5,575,288	252,922,529	(185,258,424)	(12,476,584)	(5,035,276)
Change in net assets	(35,765,106)	94,731,124	1,892,088,334	1,923,408,039	5,809,330	40,477,778
NET ASSETS:
Beginning of period	$211,206,667	$116,475,543	$4,294,520,528	$2,371,112,489	$117,123,962	$76,646,184
End of period	$175,441,561	$211,206,667	$6,186,608,862	$4,294,520,528	$122,933,292	$117,123,962
SHARE TRANSACTIONS:
Beginning of period	3,163,236	2,913,236	67,500,000	72,000,000	1,383,744	1,483,744
Issued	250,000	750,000	31,000,000	15,200,000	75,000	100,000
Issued in-kind	350,000	1,200,000	8,800,000	11,750,000	25,000	400,000
Redeemed	(150,000)	—	—	—	—	—
Redemption in-kind	(1,250,000)	(1,700,000)	(36,550,000)	(31,450,000)	(225,000)	(600,000)
Shares outstanding, end of period	2,363,236	3,163,236	70,750,000	67,500,000	1,258,744	1,383,744

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 217

	Ultra Russell2000		Ultra S&P500®				Ultra Semiconductors
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(403,515)	$(1,028,961)	$4,743,011		$11,160,299		$(281,541)	$(19,155)
Net realized gain (loss)	141,008,750	173,833,379	1,674,267,980		918,063,517		119,866,393	57,643,268
Change in net unrealized appreciation/depreciation	(179,390,568)	152,603,267	(974,116,236)		870,708,018		82,191,961	51,908,796
Change in net assets resulting from operations	(38,785,333)	325,407,685	704,894,755		1,799,931,834		201,776,813	109,532,909
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(58,617)	(2,951,677)		(5,190,269)		—	(105,331)
Total distributions	—	(58,617)	(2,951,677)		(5,190,269)		—	(105,331)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	232,740,288	775,638,701	3,180,354,767		2,324,587,585		284,946,093	140,489,154
Cost of shares redeemed	(639,466,798)	(482,962,530)	(2,903,171,272)		(2,457,702,513)		(199,461,513)	(74,223,284)
Change in net assets resulting from capital transactions	(406,726,510)	292,676,171	277,183,495		(133,114,928)		85,484,580	66,265,870
Change in net assets	(445,511,843)	618,025,239	979,126,573		1,661,626,637		287,261,393	175,693,448
NET ASSETS:
Beginning of period	$742,689,467	$124,664,228	$3,827,455,513		$2,165,828,876		$253,317,251	$77,623,803
End of period	$297,177,624	$742,689,467	$4,806,582,086		$3,827,455,513		$540,578,644	$253,317,251
SHARE TRANSACTIONS:
Beginning of period	12,850,000	5,400,000	67,000,000	(e)	71,200,000	(e)	8,075,000	5,600,000
Issued	3,900,000	19,100,000	29,100,000	(e)	34,300,000	(e)	5,275,000	900,000
Issued in-kind	100,000	—	20,600,000	(e)	20,300,000	(e)	2,375,000	4,700,000
Redeemed	(50,000)	(3,200,000)	—	(e)	—	(e)	—	—
Redemption in-kind	(11,250,000)	(8,450,000)	(45,300,000	)(e)	(58,800,000	)(e)	(5,700,000)	(3,125,000)
Shares outstanding, end of period	5,550,000	12,850,000	71,400,000	(e)	67,000,000	(e)	10,025,000	8,075,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

See accompanying notes to the financial statements.

218 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	Ultra SmallCap600		Ultra Technology				Ultra Telecommunications
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(16,043)	$(30,131)	$(2,545,075)		$(2,695,348)		$16,427	$18,392
Net realized gain (loss)	12,031,447	1,917,689	549,425,061		237,700,185		190,786	(12,542)
Change in net unrealized appreciation/depreciation	(14,433,004)	22,951,072	(174,579,310)		195,420,094		(262,218)	470,827
Change in net assets resulting from operations	(2,417,600)	24,838,630	372,300,676		430,424,931		(55,005)	476,677
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	(7,958)	—		—		(19,046)	(14,027)
Total distributions	—	(7,958)	—		—		(19,046)	(14,027)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	1,536,199	12,318,475	419,962,162		214,327,328		—	1,068,573
Cost of shares redeemed	(4,578,428)	(5,518,371)	(410,298,046)		(299,261,412)		—	—
Change in net assets resulting from capital transactions	(3,042,229)	6,800,104	9,664,116		(84,934,084)		—	1,068,573
Change in net assets	(5,459,829)	31,630,776	381,964,792		345,490,847		(74,051)	1,531,223
NET ASSETS:
Beginning of period	$46,108,873	$14,478,097	$763,228,698		$417,737,851		$2,390,666	$859,443
End of period	$40,649,044	$46,108,873	$1,145,193,490		$763,228,698		$2,316,615	$2,390,666
SHARE TRANSACTIONS:
Beginning of period	1,450,000	1,250,000	18,300,000	(e)	20,200,000	(e)	50,000	25,000
Issued	—	25,000	7,600,000	(e)	2,000,000	(e)	—	25,000
Issued in-kind	50,000	375,000	850,000	(e)	4,900,000	(e)	—	—
Redeemed	—	—	—	(e)	—	(e)	—	—
Redemption in-kind	(150,000)	(200,000)	(8,300,000	)(e)	(8,800,000	)(e)	—	—
Shares outstanding, end of period	1,350,000	1,450,000	18,450,000	(e)	18,300,000	(e)	50,000	50,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 219

	Ultra Utilities		UltraPro Dow30SM		UltraPro MidCap400
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$217,470	$186,284	$1,152,147	$3,756,328	$(64,261)	$(56,428)
Net realized gain (loss)	(164,266)	(1,568,487)	359,474,487	333,836,349	33,181,363	15,327,376
Change in net unrealized appreciation/depreciation	(733,994)	4,235,552	(337,190,255)	314,154,037	(35,923,750)	30,522,251
Change in net assets resulting from operations	(680,790)	2,853,349	23,436,379	651,746,714	(2,806,648)	45,793,199
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(152,338)	(89,337)	(741,309)	(1,653,264)	—	(9,726)
Total distributions	(152,338)	(89,337)	(741,309)	(1,653,264)	—	(9,726)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	18,280,313	1,176,993	1,441,763,064	1,157,370,619	22,303,633	17,526,663
Cost of shares redeemed	(12,445,507)	(5,518,309)	(1,445,016,964)	(1,554,430,853)	(31,542,029)	(22,398,463)
Change in net assets resulting from capital transactions	5,834,806	(4,341,316)	(3,253,900)	(397,060,234)	(9,238,396)	(4,871,800)
Change in net assets	5,001,678	(1,577,304)	19,441,170	253,033,216	(12,045,044)	40,911,673
NET ASSETS:
Beginning of period	$13,737,391	$15,314,695	$958,085,541	$705,052,325	$61,859,190	$20,947,517
End of period	$18,739,069	$13,737,391	$977,526,711	$958,085,541	$49,814,146	$61,859,190
SHARE TRANSACTIONS:
Beginning of period	225,000	300,000	13,050,000	22,800,000	1,925,000	2,125,000
Issued	100,000	25,000	9,250,000	9,900,000	600,000	375,000
Issued in-kind	175,000	—	10,000,000	16,700,000	125,000	500,000
Redeemed	(50,000)	(25,000)	—	—	—	—
Redemption in-kind	(150,000)	(75,000)	(18,850,000)	(36,350,000)	(1,025,000)	(1,075,000)
Shares outstanding, end of period	300,000	225,000	13,450,000	13,050,000	1,625,000	1,925,000

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

220 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro QQQ				UltraPro Russell2000		UltraPro S&P500®
	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(30,864,347)		$(36,239,925)		$(523,932)	$(842,388)	$(480,830)		$2,078,867
Net realized gain (loss)	9,529,194,174		5,905,595,254		234,298,474	178,693,170	1,669,308,190		773,683,671
Change in net unrealized appreciation/depreciation	(2,639,606,246)		2,072,765,461		(279,275,236)	161,433,711	(1,009,102,891)		808,847,102
Change in net assets resulting from operations	6,858,723,581		7,942,120,790		(45,500,694)	339,284,493	659,724,469		1,584,609,640
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—		(15,367)		—	(11,923)	—		(1,265,472)
Total distributions	—		(15,367)		—	(11,923)	—		(1,265,472)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	8,459,904,765		14,695,431,557		397,729,659	754,634,730	3,225,662,276		2,242,123,359
Cost of shares redeemed	(8,798,491,692)		(16,407,531,794)		(352,295,013)	(868,342,638)	(2,927,187,231)		(2,802,958,861)
Change in net assets resulting from capital transactions	(338,586,927)		(1,712,100,237)		45,434,646	(113,707,908)	298,475,045		(560,835,502)
Change in net assets	6,520,136,654		6,230,005,186		(66,048)	225,564,662	958,199,514		1,022,508,666
NET ASSETS:
Beginning of period	$12,061,877,850		$5,831,872,664		$410,520,270	$184,955,608	$2,395,902,850		$1,373,394,184
End of period	$18,582,014,504		$12,061,877,850		$410,454,222	$410,520,270	$3,354,102,364		$2,395,902,850
SHARE TRANSACTIONS:
Beginning of period	235,800,000	(e)	281,600,000	(e)	3,700,000	6,000,000	45,100,000	(e)	63,800,000	(e)
Issued	60,700,000	(e)	225,400,000	(e)	3,650,000	12,900,000	22,500,000	(e)	36,400,000	(e)
Issued in-kind	63,700,000	(e)	173,000,000	(e)	—	—	29,400,000	(e)	26,800,000	(e)
Redeemed	—	(e)	—	(e)	—	(6,500,000)	—	(e)	—	(e)
Redemption in-kind	(131,800,000	)(e)	(444,200,000	)(e)	(3,100,000)	(8,700,000)	(47,300,000	)(e)	(81,900,000	)(e)
Shares outstanding, end of period	228,400,000	(e)	235,800,000	(e)	4,250,000	3,700,000	49,700,000	(e)	45,100,000	(e)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(e)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 221

	UltraPro Short 20+ Year Treasury		UltraPro Short Dow30SM		UltraPro Short MidCap400
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(622,512)	$(372,392)	$(1,855,091)	$(4,173,147)	$(23,457)	$(92,392)
Net realized gain (loss)	(31,347,015)	15,232,679	(217,525,049)	(995,442,595)	(5,476,548)	(19,330,034)
Change in net unrealized appreciation/depreciation	(17,729,936)	(844,586)	197,976,545	384,710,999	4,994,455	3,228,971
Change in net assets resulting from operations	(49,699,463)	14,015,701	(21,403,595)	(614,904,743)	(505,550)	(16,193,455)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	163,155,153	121,956,972	558,634,981	907,813,074	2,711,797	10,182,789
Cost of shares redeemed	(10,316,299)	(69,876,736)	(479,845,995)	(749,537,285)	(8,382)	(4,673,660)
Change in net assets resulting from capital transactions	152,838,854	52,080,236	78,788,986	158,275,789	2,703,415	5,509,129
Change in net assets	103,139,391	66,095,937	57,385,391	(456,628,954)	2,197,865	(10,684,326)
NET ASSETS:
Beginning of period	$89,600,735	$23,504,798	$359,346,367	$815,975,321	$4,001,805	$14,686,131
End of period	$192,740,126	$89,600,735	$416,731,758	$359,346,367	$6,199,670	$4,001,805
SHARE TRANSACTIONS:
Beginning of period	2,143,605	793,605	10,845,991	7,595,991	148,946	105,235
Issued	4,750,000	3,600,000	18,150,000	14,700,000	100,000	106,250
Issued in-kind	—	—	—	—	—	—
Redeemed	(300,000)	(2,250,000)	(15,553,711)	(11,450,000)	(303)	(62,539)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	6,593,605	2,143,605	13,442,280	10,845,991	248,643	148,946

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

222 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraPro Short QQQ				UltraPro Short Russell2000				UltraPro Short S&P500®
	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,571,823)		$(11,931,418)		$(578,002)		$(1,104,079)		$(2,385,017)	$(5,711,368)
Net realized gain (loss)	(1,137,829,444)		(2,512,427,211)		(68,730,911)		(326,798,271)		(389,178,530)	(1,793,836,595)
Change in net unrealized appreciation/depreciation	241,333,129		759,223,222		70,814,165		90,168,684		240,817,805	837,064,215
Change in net assets resulting from operations	(904,068,138)		(1,765,135,407)		1,505,252		(237,733,666)		(150,745,742)	(962,483,748)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,295,415,992		7,199,409,693		151,148,729		435,956,128		1,337,692,698	1,458,234,773
Cost of shares redeemed	(1,508,767,108)		(4,788,822,629)		(119,542,114)		(260,945,478)		(1,043,818,190)	(1,343,407,933)
Change in net assets resulting from capital transactions	786,648,884		2,410,587,064		31,606,615		175,010,650		293,874,508	114,826,840
Change in net assets	(117,419,254)		645,451,657		33,111,867		(62,723,016)		143,128,766	(847,656,908)
NET ASSETS:
Beginning of period	$1,758,960,621		$1,113,508,964		$107,591,800		$170,314,816		$476,011,984	$1,323,668,892
End of period	$1,641,541,367		$1,758,960,621		$140,703,667		$107,591,800		$619,140,750	$476,011,984
SHARE TRANSACTIONS:
Beginning of period	31,687,817	(b)	4,728,849	(b)	2,228,368	(b)	524,526	(b)	24,297,347	20,349,727
Issued	57,530,000	(b)	79,942,000	(b)	3,410,000	(b)	4,144,000	(b)	81,450,000	45,540,000
Issued in-kind	—	(b)	—	(b)	—	(b)	—	(b)	—	—
Redeemed	(37,390,000	)(b)	(52,983,032	)(b)	(2,620,000	)(b)	(2,440,158	)(b)	(62,750,000)	(41,592,380)
Redemption in-kind	—	(b)	—	(b)	—	(b)	—	(b)	—	—
Shares outstanding, end of period	51,827,817	(b)	31,687,817	(b)	3,018,368	(b)	2,228,368	(b)	42,997,347	24,297,347

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 223

	UltraShort 7-10 Year Treasury		UltraShort 20+ Year Treasury		UltraShort Basic Materials
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(283,350)	$(298,260)	$(6,447,312)	$(5,708,594)	$(11,849)	$(22,442)
Net realized gain (loss)	(2,423,810)	(4,070,102)	(299,769,479)	(19,240,773)	(1,081,800)	(3,638,965)
Change in net unrealized appreciation/depreciation	511,900	6,401,272	(26,717,147)	183,835,207	1,115,410	797,931
Change in net assets resulting from operations	(2,195,260)	2,032,910	(332,933,938)	158,885,840	21,761	(2,863,476)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	—	—	—	(1,039)	—	—
Tax return of capital	—	—	—	(6,804)	—	—
Total distributions	—	—	—	(7,843)	—	—
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	39,630,193	24,534,135	775,249,629	1,120,112,194	2,022,406	1,039,261
Cost of shares redeemed	(7,369,861)	(12,948,525)	(415,506,670)	(298,573,461)	(1,337,677)	(878,145)
Change in net assets resulting from capital transactions	32,260,332	11,585,610	359,742,959	821,538,733	684,729	161,116
Change in net assets	30,065,072	13,618,520	26,809,021	980,416,730	706,490	(2,702,360)
NET ASSETS:
Beginning of period	$43,489,786	$29,871,266	$1,415,114,801	$434,698,071	$1,718,138	$4,420,498
End of period	$73,554,858	$43,489,786	$1,441,923,822	$1,415,114,801	$2,424,628	$1,718,138
SHARE TRANSACTIONS:
Beginning of period	2,600,000	1,950,000	69,006,929	27,056,929	135,178	110,178
Issued	2,450,000	1,500,000	42,850,000	59,000,000	150,000	50,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(450,000)	(850,000)	(23,400,000)	(17,050,000)	(100,095)	(25,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	4,600,000	2,600,000	88,456,929	69,006,929	185,083	135,178

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

224 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Consumer Goods		UltraShort Consumer Services		UltraShort Dow30SM
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(4,443)	$(9,329)	$(4,148)	$(10,443)	$(476,217)		$(1,240,886)
Net realized gain (loss)	(131,327)	(1,482,825)	(76,844)	(1,713,108)	(35,670,046)		(175,964,457)
Change in net unrealized appreciation/depreciation	(89,697)	509,340	(3,338)	789,116	32,196,125		64,709,490
Change in net assets resulting from operations	(225,467)	(982,814)	(84,330)	(934,435)	(3,950,138)		(112,495,853)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	—	442,847	—	1,000,852	32,940,790		91,975,438
Cost of shares redeemed	(473)	(450)	—	(890,718)	(20,430,454)		(89,399,482)
Change in net assets resulting from capital transactions	(473)	442,397	—	110,134	12,510,336		2,575,956
Change in net assets	(225,940)	(540,417)	(84,330)	(824,301)	8,560,198		(109,919,897)
NET ASSETS:
Beginning of period	$1,027,928	$1,568,345	$939,836	$1,764,137	$100,429,969		$210,349,866
End of period	$801,988	$1,027,928	$855,506	$939,836	$108,990,167		$100,429,969
SHARE TRANSACTIONS:
Beginning of period	65,598	40,615	93,600	81,159	2,130,854	(b)	2,100,854	(b)
Issued	—	25,000	—	75,000	720,000	(b)	1,190,000	(b)
Issued in-kind	—	—	—	—	—	(b)	—	(b)
Redeemed	(30)	(17)	—	(62,559)	(450,000	)(b)	(1,160,000	)(b)
Redemption in-kind	—	—	—	—	—	(b)	—	(b)
Shares outstanding, end of period	65,568	65,598	93,600	93,600	2,400,854	(b)	2,130,854	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.
See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 225

	UltraShort Financials				UltraShort FTSE China 50		UltraShort FTSE Europe
	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(62,199)		$(248,277)		$(95,397)	$(236,739)	$(36,716)	$(116,485)
Net realized gain (loss)	(6,942,411)		(21,905,967)		(7,376,315)	(11,378,838)	(3,555,074)	(15,763,355)
Change in net unrealized appreciation/depreciation	6,094,408		(2,187,218)		11,990,890	(6,808,173)	3,885,433	4,275,387
Change in net assets resulting from operations	(910,202)		(24,341,462)		4,519,178	(18,423,750)	293,643	(11,604,453)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	5,254,597		7,210,780		3,814,528	16,555,429	1,170,627	1,830,466
Cost of shares redeemed	(3,836,554)		(12,223,203)		(1,697,849)	(22,684,768)	(287,540)	(5,849,968)
Change in net assets resulting from capital transactions	1,418,043		(5,012,423)		2,116,679	(6,129,339)	883,087	(4,019,502)
Change in net assets	507,841		(29,353,885)		6,635,857	(24,553,089)	1,176,730	(15,623,955)
NET ASSETS:
Beginning of period	$12,909,356		$42,263,241		$16,598,585	$41,151,674	$7,300,381	$22,924,336
End of period	$13,417,197		$12,909,356		$23,234,442	$16,598,585	$8,477,111	$7,300,381
SHARE TRANSACTIONS:
Beginning of period	648,348	(c)	786,208	(c)	551,947	751,947	612,119	812,119
Issued	275,000	(c)	168,750	(c)	100,000	500,000	100,000	100,000
Issued in-kind	—	(c)	—	(c)	—	—	—	—
Redeemed	(200,000	)(c)	(306,610	)(c)	(50,000)	(700,000)	(25,000)	(300,000)
Redemption in-kind	—	(c)	—	(c)	—	—	—	—
Shares outstanding, end of period	723,348	(c)	648,348	(c)	601,947	551,947	687,119	612,119

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.

See accompanying notes to the financial statements.

226 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort Health Care		UltraShort Industrials		UltraShort MidCap400
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(7,221)	$(17,397)	$(7,450)	$(15,384)	$(9,281)	$(36,423)
Net realized gain (loss)	(227,111)	(1,631,347)	(154,907)	(3,053,067)	(759,561)	(6,797,539)
Change in net unrealized appreciation/depreciation	53,983	745,770	92,107	1,327,126	690,333	2,923,599
Change in net assets resulting from operations	(180,349)	(902,974)	(70,250)	(1,741,325)	(78,509)	(3,910,363)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	4,116,498	1,573,009	4,813,710	847,786	—	1,150,336
Cost of shares redeemed	(2,349,636)	(1,480,796)	(3,981,005)	(1,431,542)	(1,442)	(1,625,743)
Change in net assets resulting from capital transactions	1,766,862	92,213	832,705	(583,756)	(1,442)	(475,407)
Change in net assets	1,586,513	(810,761)	762,455	(2,325,081)	(79,951)	(4,385,770)
NET ASSETS:
Beginning of period	$1,267,383	$2,078,144	$943,190	$3,268,271	$2,007,332	$6,393,102
End of period	$2,853,896	$1,267,383	$1,705,645	$943,190	$1,927,381	$2,007,332
SHARE TRANSACTIONS:
Beginning of period	80,453	80,453	65,187	83,961	113,590	126,125
Issued	300,000	62,500	325,000	31,250	—	25,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(175,023)	(62,500)	(275,052)	(50,024)	(80)	(37,535)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	205,430	80,453	115,135	65,187	113,510	113,590

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 227

	UltraShort MSCI Brazil Capped		UltraShort MSCI EAFE		UltraShort MSCI Emerging Markets
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(71,166)	$(195,245)	$(5,943)	$(19,119)	$(29,186)	$(84,675)
Net realized gain (loss)	(6,012,333)	(21,538,222)	(540,316)	(1,314,138)	71,922	(14,009,251)
Change in net unrealized appreciation/depreciation	12,748,061	(2,321,890)	603,607	(257,751)	916,847	3,913,349
Change in net assets resulting from operations	6,664,562	(24,055,357)	57,348	(1,591,008)	959,583	(10,180,577)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	12,759,371	31,863,363	—	—	3,345,737	4,337,729
Cost of shares redeemed	(9,671,271)	(33,070,783)	(528,491)	—	(2,835,759)	(5,351,898)
Change in net assets resulting from capital transactions	3,088,100	(1,207,420)	(528,491)	—	509,978	(1,014,169)
Change in net assets	9,752,662	(25,262,777)	(471,143)	(1,591,008)	1,469,561	(11,194,746)
NET ASSETS:
Beginning of period	$12,435,373	$37,698,150	$1,410,405	$3,001,413	$5,466,771	$16,661,517
End of period	$22,188,035	$12,435,373	$939,262	$1,410,405	$6,936,332	$5,466,771
SHARE TRANSACTIONS:
Beginning of period	917,440	867,440	137,428	137,428	363,771	438,771
Issued	825,000	1,350,000	—	—	200,000	150,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(650,107)	(1,300,000)	(50,000)	—	(175,000)	(225,000)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	1,092,333	917,440	87,428	137,428	388,771	363,771

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

228 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort MSCI Japan		UltraShort Nasdaq Biotechnology		UltraShort Oil & Gas
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(20,813)	$(62,001)	$(36,734)	$(106,474)	$(90,690)		$(162,235)
Net realized gain (loss)	(1,876,802)	(2,822,311)	(6,853,902)	(8,241,188)	(5,349,443)		(23,104,837)
Change in net unrealized appreciation/depreciation	1,900,887	(911,084)	6,046,829	3,869,641	1,097,925		7,911,197
Change in net assets resulting from operations	3,272	(3,795,396)	(843,807)	(4,478,021)	(4,342,208)		(15,355,875)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,624,164	517,911	2,875,750	23,184,039	19,087,583		38,941,467
Cost of shares redeemed	(3,619,099)	(3,137,290)	(4,786,000)	(21,595,981)	(10,365,614)		(22,732,728)
Change in net assets resulting from capital transactions	(994,935)	(2,619,379)	(1,910,250)	1,588,058	8,721,969		16,208,739
Change in net assets	(991,663)	(6,414,775)	(2,754,057)	(2,889,963)	4,379,761		852,864
NET ASSETS:
Beginning of period	$4,799,765	$11,214,540	$9,666,226	$12,556,189	$17,253,532		$16,400,668
End of period	$3,808,102	$4,799,765	$6,912,169	$9,666,226	$21,633,293		$17,253,532
SHARE TRANSACTIONS:
Beginning of period	349,913	474,913	446,096	371,250	263,422	(b)	73,422	(b)
Issued	200,000	25,000	150,000	937,500	360,000	(b)	310,000	(b)
Issued in-kind	—	—	—	—	—	(b)	—	(b)
Redeemed	(275,000)	(150,000)	(250,000)	(862,654)	(180,000	)(b)	(120,000	)(b)
Redemption in-kind	—	—	—	—	—	(b)	—	(b)
Shares outstanding, end of period	274,913	349,913	346,096	446,096	443,422	(b)	263,422	(b)

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 229

	UltraShort QQQ		UltraShort Real Estate		UltraShort Russell2000
	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(994,111)	$(2,083,885)	$(68,100)	$(276,418)	$(380,502)	$(799,032)
Net realized gain (loss)	(79,911,696)	(371,427,541)	(15,589,143)	(22,401,573)	(29,482,713)	(194,691,650)
Change in net unrealized appreciation/depreciation	5,726,948	147,327,079	12,991,361	1,359,407	29,372,225	81,375,979
Change in net assets resulting from operations	(75,178,859)	(226,184,347)	(2,665,882)	(21,318,584)	(490,990)	(114,114,703)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	245,328,350	737,455,753	2,724,514	21,783,218	56,689,334	194,590,688
Cost of shares redeemed	(168,994,860)	(538,075,095)	(14,817)	(38,707,472)	(58,784,535)	(139,653,180)
Change in net assets resulting from capital transactions	76,333,490	199,380,658	2,709,697	(16,924,254)	(2,095,201)	54,937,508
Change in net assets	1,154,631	(26,803,689)	43,815	(38,242,838)	(2,586,191)	(59,177,195)
NET ASSETS:
Beginning of period	$221,703,424	$248,507,113	$16,426,594	$54,669,432	$73,769,517	$132,946,712
End of period	$222,858,055	$221,703,424	$16,470,409	$16,426,594	$71,183,326	$73,769,517
SHARE TRANSACTIONS:
Beginning of period	9,445,774	4,261,058	947,919	1,572,919	5,313,966	2,864,859
Issued	13,150,000	22,100,000	200,000	750,000	4,350,000	8,850,000
Issued in-kind	—	—	—	—	—	—
Redeemed	(8,900,000)	(16,915,284)	(842)	(1,375,000)	(4,500,000)	(6,400,893)
Redemption in-kind	—	—	—	—	—	—
Shares outstanding, end of period	13,695,774	9,445,774	1,147,077	947,919	5,163,966	5,313,966

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

See accompanying notes to the financial statements.

230 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

	UltraShort S&P500®				UltraShort Semiconductors		UltraShort SmallCap600
	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021	Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(2,568,618)		$(6,884,645)		$(12,413)	$(41,773)	$(13,129)	$(44,801)
Net realized gain (loss)	(285,314,004)		(1,136,300,751)		(1,821,640)	(5,907,472)	(267,815)	(10,893,634)
Change in net unrealized appreciation/depreciation	169,082,288		399,483,934		173,506	(19,542)	155,780	4,556,384
Change in net assets resulting from operations	(118,800,334)		(743,701,462)		(1,660,547)	(5,968,787)	(125,164)	(6,382,051)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	439,951,796		827,177,086		1,261,214	3,855,421	1,247,874	—
Cost of shares redeemed	(379,547,442)		(980,866,395)		(4,826)	(2,706,281)	(4,964)	(1,053,066)
Change in net assets resulting from capital transactions	60,404,354		(153,689,309)		1,256,388	1,149,140	1,242,910	(1,053,066)
Change in net assets	(58,395,980)		(897,390,771)		(404,159)	(4,819,647)	1,117,746	(7,435,117)
NET ASSETS:
Beginning of period	$582,647,743		$1,480,038,514		$2,733,869	$7,553,516	$2,064,185	$9,499,302
End of period	$524,251,763		$582,647,743		$2,329,710	$2,733,869	$3,181,931	$2,064,185
SHARE TRANSACTIONS:
Beginning of period	12,269,213	(b)	14,389,213	(b)	74,586	58,997	84,141	102,916
Issued	10,330,000	(b)	11,970,000	(b)	50,000	71,875	50,000	—
Issued in-kind	—	(b)	—	(b)	—	—	—	—
Redeemed	(9,110,000	)(b)	(14,090,000	)(b)	(126)	(56,286)	(195)	(18,775)
Redemption in-kind	—	(b)	—	(b)	—	—	—	—
Shares outstanding, end of period	13,489,213	(b)	12,269,213	(b)	124,460	74,586	133,946	84,141

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(b)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.

See accompanying notes to the financial statements.

PROSHARES TRUST STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 231

	UltraShort Technology				UltraShort Utilities
	Six Months Ended November 30, 2021 (Unaudited)		Year Ended May 31, 2021		Six Months Ended November 30, 2021 (Unaudited)	Year Ended May 31, 2021
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$(18,972)		$(52,912)		$(10,268)	$(19,890)
Net realized gain (loss)	(2,522,616)		(7,248,960)		(1,364,621)	(161,695)
Change in net unrealized appreciation/depreciation	687,240		1,477,267		1,177,936	(539,269)
Change in net assets resulting from operations	(1,854,348)		(5,824,605)		(196,953)	(720,854)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued	2,004,907		16,341,690		—	4,516,358
Cost of shares redeemed	(1,594,017)		(10,507,138)		(742,347)	(3,320,041)
Change in net assets resulting from capital transactions	410,890		5,834,552		(742,347)	1,196,317
Change in net assets	(1,443,458)		9,947		(939,300)	475,463
NET ASSETS:
Beginning of period	$4,865,818		$4,855,871		$2,347,189	$1,871,726
End of period	$3,422,360		$4,865,818		$1,407,889	$2,347,189
SHARE TRANSACTIONS:
Beginning of period	218,867	(c)	81,441	(c)	143,720	81,245
Issued	112,500	(c)	506,250	(c)	—	237,500
Issued in-kind	—	(c)	—	(c)	—	—
Redeemed	(87,500	)(c)	(368,824	)(c)	(50,000)	(175,025)
Redemption in-kind	—	(c)	—	(c)	—	—
Shares outstanding, end of period	243,867	(c)	218,867	(c)	93,720	143,720

(a)  Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

(c)  As described in Note 16, share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.

See accompanying notes to the financial statements.

232 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS PROSHARES TRUST

FINANCIAL HIGHLIGHTS

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 233

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short 7-10 Year Treasury
Six Months ended November 30, 2021 (Unaudited)	$24.82	$(0.12)	$(0.48)	$—	$(0.60)	$—	$—	$—		$—	$24.22	(2.42)%	(2.26)%
Year ended May 31, 2021	23.86	(0.23)	1.19	—	0.96	—	—	—		—	24.82	4.04	3.77
Year ended May 31, 2020	27.27	0.17	(3.24)	—	(3.07)	(0.32)	—	(0.02	)#	(0.34)	23.86	(11.40)	(11.28)
Year ended May 31, 2019	29.07	0.32	(1.82)	—	(1.50)	(0.30)	—	—		(0.30)	27.27	(5.21)	(5.36)
Year ended May 31, 2018	28.08	0.06	0.93	—	0.99	—	—	—		—	29.07	3.53	3.75
Year ended May 31, 2017	28.13	(0.15)	0.10 (i)	—	(0.05)	—	—	—		—	28.08	(0.19)	(0.43)
Short 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	17.60	(0.07)	(1.79)	—	(1.86)	—	—	—		—	15.74	(10.59)	(10.92)
Year ended May 31, 2021	15.53	(0.15)	2.22	—	2.07	—	—	—		—	17.60	13.36	13.62
Year ended May 31, 2020	20.67	0.22	(5.06)	—	(4.84)	(0.26)	—	(0.04	)#	(0.30)	15.53	(23.72)	(23.43)
Year ended May 31, 2019	22.67	0.28	(2.02)	—	(1.74)	(0.26)	—	—		(0.26)	20.67	(7.75)	(8.42)
Year ended May 31, 2018	22.62	0.07	(0.02)	—	0.05	—	—	—		—	22.67	0.23	0.57
Year ended May 31, 2017	22.52	(0.11)	0.21	—	0.10	—	—	—		—	22.62	0.46	0.49

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short 7-10 Year Treasury
Six Months ended November 30, 2021 (Unaudited)	0.98%	0.95%	(0.98)%	(0.95)%	$101,732	—%
Year ended May 31, 2021	1.10	0.95	(1.09)	(0.94)	89,977	—
Year ended May 31, 2020	1.22	0.95	0.40	0.67	15,507	—
Year ended May 31, 2019	1.04	0.95	1.00	1.09	25,228	—
Year ended May 31, 2018	1.05	0.95	0.11	0.21	83,576	—
Year ended May 31, 2017	1.11	0.95	(0.69)	(0.53)	40,012	—
Short 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	0.90	0.90	(0.87)	(0.87)	712,943	—
Year ended May 31, 2021	0.92	0.92	(0.87)	(0.87)	597,553	—
Year ended May 31, 2020	0.94	0.94	1.18	1.18	159,921	—
Year ended May 31, 2019	0.92	0.92	1.23	1.23	317,346	—
Year ended May 31, 2018	0.91	0.91	0.30	0.30	631,426	—
Year ended May 31, 2017	0.92	0.92	(0.51)	(0.51)	675,250	—

See accompanying notes to the financial statements.

234 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Basic Materials
Six Months ended November 30, 2021(mm) (Unaudited)	$49.16	$(0.24)	$1.25 (i)	$—	$1.01	$—	$—	$—		$—	$50.17	2.06%	2.14%
Year ended May 31, 2021(mm)	84.99	(0.61)	(35.22)	—	(35.83)	—	—	—		—	49.16	(42.16)	(42.04)
Year ended May 31, 2020(mm)	101.58	0.19	(16.43)	—	(16.24)	(0.30)	—	(0.05	)#	(0.35)	84.99	(16.00)	(16.01)
Year ended May 31, 2019(mm)	89.22	0.60	12.31	—	12.91	(0.55)	—	—		(0.55)	101.58	14.50	17.03
Year ended May 31, 2018(mm)	103.60	0.15	(14.53)	—	(14.38)	—	—	—		—	89.22	(13.88)	(16.37)
Year ended May 31, 2017(mm)	124.56	(0.75)	(20.21)	—	(20.96)	—	—	—		—	103.60	(16.83)	(16.11)
Short Dow30SM
Six Months ended November 30, 2021 (Unaudited)	34.12	(0.15)	(0.45)	—	(0.60)	—	—	—		—	33.52	(1.77)	(1.73)
Year ended May 31, 2021	49.16	(0.36)	(14.68)	—	(15.04)	—	—	—		—	34.12	(30.59)	(30.65)
Year ended May 31, 2020	57.46	0.27	(7.93)	—	(7.66)	(0.59)	—	(0.05	)#	(0.64)	49.16	(13.40)	(13.38)
Year ended May 31, 2019	59.62	0.77	(2.29)	—	(1.52)	(0.64)	—	—		(0.64)	57.46	(2.54)	(2.55)
Year ended May 31, 2018(q)	70.91	0.26	(11.47)	—	(11.21)	(0.08)	—	—		(0.08)	59.62	(15.82)	(15.78)
Year ended May 31, 2017(q)	86.52	(0.41)	(15.20)	—	(15.61)	—	—	—		—	70.91	(18.04)	(18.08)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Basic Materials
Six Months ended November 30, 2021(mm) (Unaudited)	5.14%	0.95%	(5.14)%	(0.95)%	$2,007	—%
Year ended May 31, 2021(mm)	6.13	0.95	(6.12)	(0.94)	983	—
Year ended May 31, 2020(mm)	4.13	0.95	(2.98)	0.21	1,700	—
Year ended May 31, 2019(mm)	5.96	0.95	(4.36)	0.65	1,016	—
Year ended May 31, 2018(mm)	4.22	0.95	(3.11)	0.16	1,784	—
Year ended May 31, 2017(mm)	2.67	0.95	(2.36)	(0.64)	2,072	—
Short Dow30SM
Six Months ended November 30, 2021 (Unaudited)	0.96	0.95	(0.93)	(0.92)	268,947	—
Year ended May 31, 2021	0.96	0.95	(0.88)	(0.86)	232,824	—
Year ended May 31, 2020	0.99	0.95	0.47	0.51	502,585	—
Year ended May 31, 2019	0.98	0.95	1.32	1.35	268,563	—
Year ended May 31, 2018(q)	0.97	0.95	0.39	0.41	233,932	—
Year ended May 31, 2017(q)	0.98	0.95	(0.55)	(0.52)	257,940	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 235

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Financials
Six Months ended November 30, 2021 (Unaudited)	$12.72	$(0.06)	$(0.34)		$—	$(0.40)	$—	$—	$—		$—	$12.32	(3.16)%	(2.91)%
Year ended May 31, 2021	20.49	(0.16)	(7.61)		—	(7.77)	—	—	—		—	12.72	(37.93)	(37.85)
Year ended May 31, 2020	22.52	0.09	(1.92)		—	(1.83)	(0.18)	—	(0.02	)#	(0.20)	20.49	(8.12)	(8.43)
Year ended May 31, 2019	23.14	0.23	(0.69	)(i)	—	(0.46)	(0.16)	—	—		(0.16)	22.52	(2.03)	(1.94)
Year ended May 31, 2018(r)	27.22	0.03	(4.11)		—	(4.08)	—	—	—		—	23.14	(14.99)	(15.14)
Year ended May 31, 2017(r)	32.90	(0.18)	(5.50)		—	(5.68)	—	—	—		—	27.22	(17.24)	(16.93)
Short FTSE China 50
Six Months ended November 30, 2021 (Unaudited)	14.18	(0.07)	2.19		—	2.12	—	—	—		—	16.30	14.94	15.11
Year ended May 31, 2021	18.64	(0.14)	(4.32)		—	(4.46)	—	—	—		—	14.18	(23.94)	(24.08)
Year ended May 31, 2020	20.20	0.05	(1.46)		—	(1.41)	(0.14)	—	(0.01	)#	(0.15)	18.64	(6.97)	(6.84)
Year ended May 31, 2019	18.57	0.19	1.53		—	1.72	(0.09)	—	—		(0.09)	20.20	9.30	9.77
Year ended May 31, 2018	23.07	0.02	(4.52)		—	(4.50)	—	—	—		—	18.57	(19.52)	(20.01)
Year ended May 31, 2017	29.44	(0.15)	(6.22)		—	(6.37)	—	—	—		—	23.07	(21.64)	(21.62)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Financials
Six Months ended November 30, 2021 (Unaudited)	1.61%	0.95%	(1.61)%	(0.95)%	$7,081	—%
Year ended May 31, 2021	1.29	0.95	(1.28)	(0.93)	9,855	—
Year ended May 31, 2020	1.27	0.95	0.11	0.43	32,272	—
Year ended May 31, 2019	1.27	0.95	0.68	1.01	21,956	—
Year ended May 31, 2018(r)	1.22	0.95	(0.15)	0.11	19,089	—
Year ended May 31, 2017(r)	1.15	0.95	(0.80)	(0.60)	29,266	—
Short FTSE China 50
Six Months ended November 30, 2021 (Unaudited)	1.90	0.95	(1.89)	(0.95)	9,777	—
Year ended May 31, 2021	2.34	0.95	(2.33)	(0.94)	2,835	—
Year ended May 31, 2020	1.98	0.95	(0.75)	0.28	6,524	—
Year ended May 31, 2019	2.05	0.95	(0.15)	0.95	8,079	—
Year ended May 31, 2018	2.00	0.95	(0.94)	0.11	5,570	—
Year ended May 31, 2017	1.62	0.95	(1.26)	(0.59)	9,228	—

See accompanying notes to the financial statements.

236 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short High Yield
Six Months ended November 30, 2021 (Unaudited)	$18.23	$(0.08)	$(0.27)	$—	$(0.35)	$—	$—	$—		$—	$17.88	(1.94)%	(1.92)%
Year ended May 31, 2021	20.88	(0.18)	(2.47)	—	(2.65)	—	—	—		—	18.23	(12.70)	(12.70)
Year ended May 31, 2020	22.17	0.10	(1.17)	—	(1.07)	(0.21)	—	(0.01	)#	(0.22)	20.88	(4.83)	(4.81)
Year ended May 31, 2019	23.25	0.24	(1.10)	—	(0.86)	(0.22)	—	—		(0.22)	22.17	(3.75)	(3.89)
Year ended May 31, 2018	23.58	0.08	(0.41)	—	(0.33)	— (h)	—	—		— (h)	23.25	(1.37)	(1.38)
Year ended May 31, 2017	26.78	(0.14)	(3.06)	—	(3.20)	—	—	—		—	23.58	(11.96)	(11.91)
Short MidCap400
Six Months ended November 30, 2021 (Unaudited)	24.32	(0.11)	(0.29)	—	(0.40)	—	—	—		—	23.92	(1.62)	(1.60)
Year ended May 31, 2021	40.36	(0.30)	(15.74)	—	(16.04)	—	—	—		—	24.32	(39.75)	(39.76)
Year ended May 31, 2020	46.08	0.09	(5.33)	—	(5.24)	(0.46)	—	(0.02	)#	(0.48)	40.36	(11.42)	(11.51)
Year ended May 31, 2019	43.50	0.57	2.32 (i)	—	2.89	(0.31)	—	—		(0.31)	46.08	6.65	6.74
Year ended May 31, 2018(q)	50.02	0.09	(6.61)	—	(6.52)	—	—	—		—	43.50	(13.03)	(13.16)
Year ended May 31, 2017(q)	59.62	(0.32)	(9.28)	—	(9.60)	—	—	—		—	50.02	(16.11)	(15.97)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short High Yield
Six Months ended November 30, 2021 (Unaudited)	1.08%	0.95%	(1.07)%	(0.95)%	$60,779	—%
Year ended May 31, 2021	1.05	0.95	(1.01)	(0.91)	54,685	—
Year ended May 31, 2020	1.02	0.95	0.42	0.48	119,021	—
Year ended May 31, 2019	1.00	0.95	1.00	1.05	113,047	—
Year ended May 31, 2018	0.99	0.95	0.29	0.33	140,683	—
Year ended May 31, 2017	0.99	0.95	(0.60)	(0.56)	122,618	—
Short MidCap400
Six Months ended November 30, 2021 (Unaudited)	1.53	0.95	(1.53)	(0.95)	$10,016	—
Year ended May 31, 2021	1.22	0.95	(1.21)	(0.94)	12,004	—
Year ended May 31, 2020	1.37	0.95	(0.22)	0.20	31,022	—
Year ended May 31, 2019	1.38	0.95	0.84	1.28	14,683	—
Year ended May 31, 2018(q)	1.40	0.95	(0.25)	0.20	10,600	—
Year ended May 31, 2017(q)	1.22	0.95	(0.85)	(0.58)	14,693	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 237

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short MSCI EAFE
Six Months ended November 30, 2021 (Unaudited)	$18.19	$(0.09)	$0.53	$—	$0.44	$—	$—	$—		$—	$18.63	2.43%	2.48%
Year ended May 31, 2021	26.23	(0.21)	(7.83)	—	(8.04)	—	—	—		—	18.19	(30.66)	(30.69)
Year ended May 31, 2020	27.52	0.11	(1.10)	—	(0.99)	(0.29)	—	(0.01	)#	(0.30)	26.23	(3.54)	(3.55)
Year ended May 31, 2019	25.74	0.32	1.64	—	1.96	(0.18)	—	—		(0.18)	27.52	7.62	7.72
Year ended May 31, 2018	27.79	0.04	(2.09)	—	(2.05)	—	—	—		—	25.74	(7.38)	(7.42)
Year ended May 31, 2017	33.20	(0.18)	(5.23)	—	(5.41)	—	—	—		—	27.79	(16.30)	(16.24)
Short MSCI Emerging Markets
Six Months ended November 30, 2021 (Unaudited)	11.86	(0.06)	1.17	—	1.11	—	—	—		—	12.97	9.41	9.19
Year ended May 31, 2021	18.52	(0.13)	(6.53)	—	(6.66)	—	—	—		—	11.86	(35.98)	(35.96)
Year ended May 31, 2020	19.50	0.11	(0.89)	—	(0.78)	(0.18)	—	(0.02	)#	(0.20)	18.52	(3.96)	(3.83)
Year ended May 31, 2019	18.24	0.21	1.28	—	1.49	(0.23)	—	—		(0.23)	19.50	8.11	7.97
Year ended May 31, 2018	21.06	0.04	(2.86)	—	(2.82)	—	—	—		—	18.24	(13.39)	(13.39)
Year ended May 31, 2017	27.77	(0.13)	(6.58)	—	(6.71)	—	—	—		—	21.06	(24.15)	(24.16)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short MSCI EAFE
Six Months ended November 30, 2021 (Unaudited)	1.49%	0.95%	(1.49)%	(0.95)%	$22,821	—%
Year ended May 31, 2021	1.28	0.95	(1.26)	(0.93)	9,549	—
Year ended May 31, 2020	1.15	0.95	0.19	0.39	45,247	—
Year ended May 31, 2019	1.12	0.95	1.00	1.16	40,588	—
Year ended May 31, 2018	1.22	0.95	(0.12)	0.15	18,662	—
Year ended May 31, 2017	1.06	0.95	(0.69)	(0.57)	32,655	—
Short MSCI Emerging Markets
Six Months ended November 30, 2021 (Unaudited)	1.13	0.95	(1.13)	(0.95)	42,159	—
Year ended May 31, 2021	1.12	0.95	(1.10)	(0.93)	20,747	—
Year ended May 31, 2020	1.05	0.95	0.47	0.57	87,971	—
Year ended May 31, 2019	0.99	0.95	1.02	1.06	95,536	—
Year ended May 31, 2018	0.98	0.95	0.19	0.22	156,881	—
Year ended May 31, 2017	0.98	0.95	(0.56)	(0.53)	159,020	—

See accompanying notes to the financial statements.

238 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Oil & Gas
Six Months ended November 30, 2021 (Unaudited)	$17.57	$(0.08)	$(2.04)	$—	$(2.12)	$—	$—	$—		$—	$15.45	(12.08)%	(11.97)%
Year ended May 31, 2021	29.86	(0.25)	(12.04)	—	(12.29)	—	—	—		—	17.57	(41.14)	(41.20)
Year ended May 31, 2020	26.68	(0.03)	3.35 (i)	—	3.32	(0.14)	—	—		(0.14)	29.86	12.55	12.47
Year ended May 31, 2019	21.33	0.21	5.22	—	5.43	(0.08)	—	—		(0.08)	26.68	25.47	25.14
Year ended May 31, 2018	26.27	0.01	(4.95)	—	(4.94)	—	—	—		—	21.33	(18.82)	(18.76)
Year ended May 31, 2017	26.79	(0.16)	(0.36)	—	(0.52)	—	—	—		—	26.27	(1.93)	(1.74)
Short QQQ
Six Months ended November 30, 2021 (Unaudited)	13.22	(0.05)	(2.14)	—	(2.19)	—	—	—		—	11.03	(16.55)	(16.65)
Year ended May 31, 2021	20.33	(0.13)	(6.98)	—	(7.11)	—	—	—		—	13.22	(34.99)	(35.09)
Year ended May 31, 2020	30.49	0.24	(10.03)	—	(9.79)	(0.33)	—	(0.04	)#	(0.37)	20.33	(32.40)	(32.33)
Year ended May 31, 2019	32.17	0.46	(1.75)	—	(1.29)	(0.39)	—	—		(0.39)	30.49	(4.03)	(3.97)
Year ended May 31, 2018	39.55	0.16	(7.49)	—	(7.33)	(0.05)	—	—		(0.05)	32.17	(18.55)	(18.62)
Year ended May 31, 2017	51.81	(0.24)	(12.02)	—	(12.26)	—	—	—		—	39.55	(23.67)	(23.66)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Oil & Gas
Six Months ended November 30, 2021 (Unaudited)	2.96%	0.95%	(2.96)%	(0.95)%	$2,704	—%
Year ended May 31, 2021	2.63	0.95	(2.63)	(0.94)	3,075	—
Year ended May 31, 2020	3.64	0.95	(2.79)	(0.10)	3,732	—
Year ended May 31, 2019	4.80	0.95	(2.96)	0.89	2,001	—
Year ended May 31, 2018	3.04	0.95	(2.04)	0.05	1,600	—
Year ended May 31, 2017	2.31	0.95	(2.00)	(0.64)	3,284	—
Short QQQ
Six Months ended November 30, 2021 (Unaudited)	1.00	0.95	(0.97)	(0.92)	522,349	—
Year ended May 31, 2021	1.00	0.95	(0.90)	(0.85)	595,528	—
Year ended May 31, 2020	1.02	0.95	0.86	0.92	502,349	—
Year ended May 31, 2019	1.01	0.95	1.42	1.48	652,888	—
Year ended May 31, 2018	1.01	0.95	0.37	0.43	330,128	—
Year ended May 31, 2017	1.03	0.95	(0.60)	(0.52)	281,284	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 239

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short Real Estate
Six Months ended November 30, 2021(nn) (Unaudited)	$19.13	$(0.08)	$(1.60)	$—	$(1.68)	$—	$—	$—		$—	$17.45	(8.81)%	(8.59)%
Year ended May 31, 2021(nn)	26.61	(0.22)	(7.26)	—	(7.48)	—	—	—		—	19.13	(28.07)	(28.20)
Year ended May 31, 2020(nn)	28.38	0.02	(1.53)	—	(1.51)	(0.24)	—	(0.02	)#	(0.26)	26.61	(5.31)	(5.43)
Year ended May 31, 2019(nn)	32.50	0.35	(4.25)	—	(3.90)	(0.22)	—	—		(0.22)	28.38	(12.06)	(11.88)
Year ended May 31, 2018(nn)	33.53	0.04	(1.07)	—	(1.03)	—	—	—		—	32.50	(3.07)	(3.19)
Year ended May 31, 2017(nn)	36.06	(0.20)	(2.33)	—	(2.53)	—	—	—		—	33.53	(7.03)	(7.01)
Short Russell2000
Six Months ended November 30, 2021 (Unaudited)	21.42	(0.10)	0.17 (i)	—	0.07	—	—	—		—	21.49	0.31	0.51
Year ended May 31, 2021	38.01	(0.24)	(16.35)	—	(16.59)	—	—	—		—	21.42	(43.66)	(43.71)
Year ended May 31, 2020	42.76	0.26	(4.49)	—	(4.23)	(0.47)	—	(0.05	)#	(0.52)	38.01	(9.94)	(9.96)
Year ended May 31, 2019	39.36	0.58	3.29	—	3.87	(0.47)	—	—		(0.47)	42.76	9.89	9.98
Year ended May 31, 2018	47.91	0.19	(8.67)	—	(8.48)	(0.07)	—	—		(0.07)	39.36	(17.71)	(17.75)
Year ended May 31, 2017	59.34	(0.26)	(11.17)	—	(11.43)	—	—	—		—	47.91	(19.27)	(19.30)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short Real Estate
Six Months ended November 30, 2021(nn) (Unaudited)	1.84%	0.95%	(1.84)%	(0.95)%	$8,291	—%
Year ended May 31, 2021(nn)	1.37	0.95	(1.35)	(0.94)	7,652	—
Year ended May 31, 2020(nn)	1.60	0.95	(0.57)	0.08	27,274	—
Year ended May 31, 2019(nn)	1.70	0.95	0.40	1.14	8,513	—
Year ended May 31, 2018(nn)	1.39	0.95	(0.33)	0.11	9,750	—
Year ended May 31, 2017(nn)	1.30	0.95	(0.93)	(0.58)	15,088	—
Short Russell2000
Six Months ended November 30, 2021 (Unaudited)	1.01	0.95	(0.99)	(0.93)	242,064	—
Year ended May 31, 2021	1.02	0.95	(0.92)	(0.85)	273,412	—
Year ended May 31, 2020	1.03	0.95	0.55	0.63	485,265	—
Year ended May 31, 2019	1.02	0.95	1.36	1.43	351,303	—
Year ended May 31, 2018	1.02	0.95	0.37	0.44	248,618	—
Year ended May 31, 2017	1.02	0.95	(0.56)	(0.49)	345,730	—

See accompanying notes to the financial statements.

240 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Short S&P500®
Six Months ended November 30, 2021 (Unaudited)	$15.77	$(0.06)	$(1.43)	$—	$(1.49)	$—	$—	$—		$—	$14.28	(9.47)%	(9.45)%
Year ended May 31, 2021	22.96	(0.15)	(7.04)	—	(7.19)	—	—	—		—	15.77	(31.31)	(31.38)
Year ended May 31, 2020	28.53	0.16	(5.38)	—	(5.22)	(0.32)	—	(0.03	)#	(0.35)	22.96	(18.45)	(18.40)
Year ended May 31, 2019	29.53	0.44	(1.06)	—	(0.62)	(0.38)	—	—		(0.38)	28.53	(2.10)	(2.10)
Year ended May 31, 2018	33.69	0.15	(4.25)	—	(4.10)	(0.06)	—	—		(0.06)	29.53	(12.20)	(12.18)
Year ended May 31, 2017(k)	39.87	(0.17)	(6.01)	—	(6.18)	—	—	—		—	33.69	(15.49)	(15.45)
Short SmallCap600
Six Months ended November 30, 2021 (Unaudited)	17.35	(0.08)	(0.07)	—	(0.15)	—	—	—		—	17.20	(0.88)	(0.86)
Year ended May 31, 2021	32.60	(0.23)	(15.02)	—	(15.25)	—	—	—		—	17.35	(46.78)	(46.75)
Year ended May 31, 2020	34.96	— (h)	(2.08)	—	(2.08)	(0.27)	—	(0.01	)#	(0.28)	32.60	(5.93)	(5.96)
Year ended May 31, 2019	31.57	0.35	3.19	—	3.54	(0.15)	—	—		(0.15)	34.96	11.22	11.11
Year ended May 31, 2018	39.09	0.04	(7.56)	—	(7.52)	—	—	—		—	31.57	(19.25)	(19.31)
Year ended May 31, 2017	48.08	(0.22)	(8.77)	—	(8.99)	—	—	—		—	39.09	(18.69)	(18.40)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Short S&P500®
Six Months ended November 30, 2021 (Unaudited)	0.89%	0.89%	(0.84)%	(0.84)%	$1,336,398	—%
Year ended May 31, 2021	0.88	0.88	(0.77)	(0.77)	1,404,720	—
Year ended May 31, 2020	0.90	0.90	0.63	0.63	3,697,429	—
Year ended May 31, 2019	0.89	0.89	1.52	1.52	2,060,778	—
Year ended May 31, 2018	0.89	0.89	0.46	0.46	1,374,040	—
Year ended May 31, 2017(k)	0.89	0.89	(0.47)	(0.47)	2,013,469	—
Short SmallCap600
Six Months ended November 30, 2021 (Unaudited)	2.44	0.95	(2.44)	(0.95)	4,621	—
Year ended May 31, 2021	1.66	0.95	(1.65)	(0.94)	4,662	—
Year ended May 31, 2020	2.21	0.95	(1.27)	(0.01)	13,651	—
Year ended May 31, 2019	2.63	0.95	(0.59)	1.08	4,149	—
Year ended May 31, 2018	1.68	0.95	(0.62)	0.11	3,747	—
Year ended May 31, 2017	1.39	0.95	(0.98)	(0.54)	17,346	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 241

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2021 (Unaudited)	$67.14	$0.06	$1.72	$—	$1.78	$(0.09)	$—	$—	$(0.09)	$68.83	2.66%	2.89%
Year ended May 31, 2021	75.97	0.29	(8.79)	—	(8.50)	(0.33)	—	—	(0.33)	67.14	(11.23)	(11.19)
Year ended May 31, 2020	60.72	0.68	15.28	—	15.96	(0.71)	—	—	(0.71)	75.97	26.49	26.24
Year ended May 31, 2019	54.31	0.94	6.56	—	7.50	(1.09)	—	—	(1.09)	60.72	14.05	14.70
Year ended May 31, 2018	59.02	0.63	(4.76)	—	(4.13)	(0.58)	—	—	(0.58)	54.31	(7.03)	(7.25)
Year ended May 31, 2017	60.90	0.37	(1.92)	—	(1.55)	(0.33)	—	—	(0.33)	59.02	(2.54)	(2.61)
Ultra 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	48.00	(0.08)	9.37	—	9.29	—	—	—	—	57.29	19.37	20.12
Year ended May 31, 2021(y)	66.77	(0.17)	(18.60)	—	(18.77)	—	—	—	—	48.00	(28.12)	(28.26)
Year ended May 31, 2020(y)	44.89	0.46	22.16	—	22.62	(0.74)	—	—	(0.74)	66.77	50.92	49.64
Year ended May 31, 2019(y)	38.47	0.70	6.34	—	7.04	(0.62)	—	—	(0.62)	44.89	18.62	20.55
Year ended May 31, 2018(y)	40.03	0.54	(1.59)	—	(1.05)	(0.51)	—	—	(0.51)	38.47	(2.64)	(3.29)
Year ended May 31, 2017(y)	43.30	0.49	(3.42)	—	(2.93)	(0.34)	—	—	(0.34)	40.03	(6.79)	(6.88)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra 7-10 Year Treasury
Six Months ended November 30, 2021 (Unaudited)	1.38%	0.95%	(0.25)%	0.18%	$20,650	27%
Year ended May 31, 2021	1.25	0.95	0.09	0.39	18,464	56
Year ended May 31, 2020	1.20	0.95	0.77	1.02	34,187	193
Year ended May 31, 2019	1.18	0.95	1.50	1.73	24,289	327
Year ended May 31, 2018	1.12	0.95	0.94	1.12	24,440	234
Year ended May 31, 2017	1.12	0.95	0.44	0.61	41,311	188
Ultra 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	1.10	0.95	(0.46)	(0.30)	42,969	4
Year ended May 31, 2021(y)	1.14	0.95	(0.47)	(0.28)	28,797	5
Year ended May 31, 2020(y)	1.17	0.95	0.61	0.84	50,076	292
Year ended May 31, 2019(y)	1.26	0.95	1.55	1.86	31,423	264
Year ended May 31, 2018(y)	1.14	0.95	1.17	1.36	23,085	75
Year ended May 31, 2017(y)	1.12	0.95	0.97	1.14	48,035	48

See accompanying notes to the financial statements.

242 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Basic Materials
Six Months ended November 30, 2021 (Unaudited)	$107.16	$0.32	$(11.20)		$—	$(10.88)	$(0.27)	$—	$—	$(0.27)	$96.01	(10.14)%	(10.31)%
Year ended May 31, 2021	44.31	0.32	62.89		—	63.21	(0.36)	—	—	(0.36)	107.16	143.30	143.29
Year ended May 31, 2020	47.57	0.59	(3.09)		—	(2.50)	(0.76)	—	—	(0.76)	44.31	(5.43)	(5.04)
Year ended May 31, 2019	68.75	0.76	(21.43)		—	(20.67)	(0.51)	—	—	(0.51)	47.57	(30.15)	(30.33)
Year ended May 31, 2018	55.18	0.41	13.50		—	13.91	(0.34)	—	—	(0.34)	68.75	25.23	25.89
Year ended May 31, 2017	41.90	0.28	13.25		—	13.53	(0.25)	—	—	(0.25)	55.18	32.38	31.67
Ultra Consumer Goods
Six Months ended November 30, 2021(oo) (Unaudited)	22.44	0.03	4.92		—	4.95	(0.03)	—	—	(0.03)	27.36	22.11	22.14
Year ended May 31, 2021(oo)	10.78	0.05	11.67		—	11.72	(0.06)	—	—	(0.06)	22.44	109.16	108.35
Year ended May 31, 2020(oo)	9.92	0.15	0.83		—	0.98	(0.12)	—	—	(0.12)	10.78	9.90	10.30
Year ended May 31, 2019(oo)	9.85	0.18	(0.04	)(i)	—	0.14	(0.07)	—	—	(0.07)	9.92	1.54	1.83
Year ended May 31, 2018(oo)	11.32	0.13	(1.52)		—	(1.39)	(0.08)	—	—	(0.08)	9.85	(12.45)	(13.15)
Year ended May 31, 2017(l)(oo)	9.35	0.10	1.94		—	2.04	(0.07)	—	—	(0.07)	11.32	21.90	23.43

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Basic Materials
Six Months ended November 30, 2021 (Unaudited)	1.08%	0.95%	0.54%	0.66%	$67,204	4%
Year ended May 31, 2021	1.15	0.95	0.25	0.45	104,477	12
Year ended May 31, 2020	1.23	0.95	0.85	1.13	27,696	6
Year ended May 31, 2019	1.16	0.95	1.07	1.27	35,681	38
Year ended May 31, 2018	1.11	0.95	0.45	0.61	60,156	11
Year ended May 31, 2017	1.12	0.95	0.41	0.58	55,176	5
Ultra Consumer Goods
Six Months ended November 30, 2021(oo) (Unaudited)	1.72	0.95	(0.53)	0.24	16,417	3
Year ended May 31, 2021(oo)	1.94	0.95	(0.69)	0.30	13,463	4
Year ended May 31, 2020(oo)	2.71	0.95	(0.45)	1.31	5,389	23
Year ended May 31, 2019(oo)	2.35	0.95	0.36	1.76	6,946	3
Year ended May 31, 2018(oo)	1.71	0.95	0.36	1.12	9,846	8
Year ended May 31, 2017(l)(oo)	1.76	0.95	0.15	0.96	13,586	40

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 243

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Consumer Services
Six Months ended November 30, 2021(pp) (Unaudited)	$48.65	$(0.12)	$2.60	$—	$2.48	$—	$—	$—	$—	$51.13	5.09%	5.07%
Year ended May 31, 2021(y)(pp)	26.35	(0.16)	22.46	—	22.30	—	—	—	—	48.65	84.62	86.48
Year ended May 31, 2020(y)(pp)	24.45	0.03	1.93	—	1.96	(0.06)	—	—	(0.06)	26.35	8.01	6.98
Year ended May 31, 2019(y)(pp)	21.69	0.03	2.76	—	2.79	(0.03)	—	—	(0.03)	24.45	12.92	12.99
Year ended May 31, 201(y)(pp)	17.65	0.03	4.04	—	4.07	(0.03)	—	—	(0.03)	21.69	23.05	24.53
Year ended May 31, 2017(n)(y)(pp)	13.23	0.03	4.42	—	4.45	(0.03)	—	—	(0.03)	17.65	33.62	32.44
Ultra Dow30SM
Six Months ended November 30, 2021 (Unaudited)	72.22	0.14	(0.19)	—	(0.05)	(0.01)	—	—	(0.01)	72.16	(0.08)	(0.21)
Year ended May 31, 2021	39.44	0.26	32.60	—	32.86	(0.08)	—	—	(0.08)	72.22	83.38	83.65
Year ended May 31, 2020	42.44	0.55	(3.17)	—	(2.62)	(0.38)	—	—	(0.38)	39.44	(6.20)	(6.29)
Year ended May 31, 2019	42.33	0.46	0.01	—	0.47	(0.36)	—	—	(0.36)	42.44	1.08	1.13
Year ended May 31, 2018(s)	31.66	0.32	10.63	—	10.95	(0.28)	—	—	(0.28)	42.33	34.72	34.67
Year ended May 31, 2017(s)	22.43	0.29	9.24	—	9.53	(0.30)	—	—	(0.30)	31.66	42.77	42.95

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Consumer Services
Six Months ended November 30, 2021(pp) (Unaudited)	1.27%	0.95%	(0.77)%	(0.44)%	$35,791	1%
Year ended May 31, 2021(y)(pp)	1.40	0.95	(0.85)	(0.40)	31,622	5
Year ended May 31, 2020(y)(pp)	1.51	0.95	(0.45)	0.11	18,447	37
Year ended May 31, 2019(y)(pp)	1.35	0.95	(0.30)	0.10	22,009	9
Year ended May 31, 201(y)(pp)	1.47	0.95	(0.38)	0.14	23,856	8
Year ended May 31, 2017(n)(y)(pp)	1.45	0.95	(0.29)	0.20	21,184	5
Ultra Dow30SM
Six Months ended November 30, 2021 (Unaudited)	0.95	0.95	0.37	0.37	465,437	—
Year ended May 31, 2021	0.96	0.95	0.47	0.49	498,320	18
Year ended May 31, 2020	0.98	0.95	1.15	1.18	297,783	31
Year ended May 31, 2019	0.97	0.95	1.01	1.03	318,329	35
Year ended May 31, 2018(s)	0.96	0.95	0.80	0.81	421,225	6
Year ended May 31, 2017(s)	0.98	0.95	1.06	1.09	313,391	9

See accompanying notes to the financial statements.

244 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Financials
Six Months ended November 30, 2021 (Unaudited)	$63.67	$0.10	$0.63	$—	$0.73	$(0.05)	$—	$—	$(0.05)	$64.35	1.13%	1.10%
Year ended May 31, 2021	29.48	0.17	34.21	—	34.38	(0.19)	—	—	(0.19)	63.67	117.16	117.29
Year ended May 31, 2020	40.74	0.45	(11.19)	—	(10.74)	(0.52)	—	—	(0.52)	29.48	(26.67)	(26.57)
Year ended May 31, 2019	41.06	0.43	(0.30)	—	0.13	(0.45)	—	—	(0.45)	40.74	0.42	0.40
Year ended May 31, 2018(s)	31.67	0.34	9.31	—	9.65	(0.26)	—	—	(0.26)	41.06	30.49	30.49
Year ended May 31, 2017(s)	23.58	0.22	8.07	—	8.29	(0.20)	—	—	(0.20)	31.67	35.28	35.23
Ultra FTSE China 50
Six Months ended November 30, 2021 (Unaudited)	70.23	(0.27)	(23.59)	—	(23.86)	—	—	—	—	46.37	(33.98)	(33.84)
Year ended May 31, 2021	50.40	(0.66)	20.49	—	19.83	—	—	—	—	70.23	39.33	39.60
Year ended May 31, 2020	58.75	0.09	(5.94)	—	(5.85)	(2.50)	—	—	(2.50)	50.40	(10.42)	(10.64)
Year ended May 31, 2019	82.45	0.47	(23.25)	—	(22.78)	(0.18)	(0.74)	—	(0.92)	58.75	(27.63)	(27.37)
Year ended May 31, 2018	61.80	(0.24)	20.89	—	20.65	—	—	—	—	82.45	33.41	32.72
Year ended May 31, 2017	42.46	(0.36)	19.70	—	19.34	—	—	—	—	61.80	45.55	46.39

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Financials
Six Months ended November 30, 2021 (Unaudited)	0.95%	0.95%	0.31%	0.31%	$856,312	2%
Year ended May 31, 2021	0.95	0.95	0.40	0.40	923,717	7
Year ended May 31, 2020	0.97	0.95	1.02	1.04	448,299	21
Year ended May 31, 2019	0.95	0.95	1.05	1.06	735,704	10
Year ended May 31, 2018(s)	0.95	0.95	0.86	0.86	883,120	3
Year ended May 31, 2017(s)	0.95	0.95	0.77	0.77	771,465	3
Ultra FTSE China 50
Six Months ended November 30, 2021 (Unaudited)	1.29	0.95	(1.29)	(0.95)	16,229	—
Year ended May 31, 2021	1.19	0.95	(1.18)	(0.95)	28,091	—
Year ended May 31, 2020	1.95	0.95	(0.86)	0.15	20,162	—
Year ended May 31, 2019	1.19	0.95	0.47	0.70	38,189	—
Year ended May 31, 2018	1.11	0.95	(0.46)	(0.30)	43,285	—
Year ended May 31, 2017	1.18	0.95	(0.93)	(0.70)	43,259	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 245

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra FTSE Europe
Six Months ended November 30, 2021 (Unaudited)	$69.86	$(0.33)	$(5.21)	$—	$(5.54)	$—	$—	$—	$—	$64.32	(7.94)%	(8.64)%
Year ended May 31, 2021	35.00	(0.47)	35.33	—	34.86	—	—	—	—	69.86	99.64	100.63
Year ended May 31, 2020	43.65	0.09	(8.46)	—	(8.37)	(0.28)	—	—	(0.28)	35.00	(19.36)	(18.74)
Year ended May 31, 2019	55.05	0.28	(10.16)	—	(9.88)	(0.13)	(1.39)	—	(1.52)	43.65	(17.51)	(18.68)
Year ended May 31, 2018	51.03	(0.09)	4.11	—	4.02	—	—	—	—	55.05	7.88	9.22
Year ended May 31, 2017	39.03	(0.26)	12.26	—	12.00	—	—	—	—	51.03	30.75	30.10
Ultra Health Care
Six Months ended November 30, 2021 (Unaudited)	88.41	0.07	7.75	—	7.82	(0.02)	—	—	(0.02)	96.21	8.84	8.66
Year ended May 31, 2021(dd)	61.51	0.12	26.86	—	26.98	(0.08)	—	—	(0.08)	88.41	43.89	43.81
Year ended May 31, 2020(dd)	46.34	0.35	15.01	—	15.36	(0.19)	—	—	(0.19)	61.51	33.26	33.58
Year ended May 31, 2019(dd)	43.63	0.29	2.59 (i)	—	2.88	(0.17)	—	—	(0.17)	46.34	6.58	6.48
Year ended May 31, 2018(dd)	36.46	0.17	7.08	—	7.25	(0.08)	—	—	(0.08)	43.63	19.90	20.43
Year ended May 31, 2017(dd)	31.66	0.05	4.76	—	4.81	(0.01)	—	—	(0.01)	36.46	15.19	14.65

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra FTSE Europe
Six Months ended November 30, 2021 (Unaudited)	2.42%	0.95%	(2.42)%	(0.95)%	$4,824	—%
Year ended May 31, 2021	2.94	0.95	(2.93)	(0.95)	5,239	—
Year ended May 31, 2020	2.33	0.95	(1.18)	0.20	3,500	—
Year ended May 31, 2019	1.77	0.95	(0.24)	0.58	5,456	—
Year ended May 31, 2018	1.37	0.95	(0.58)	(0.16)	11,010	—
Year ended May 31, 2017	1.58	0.95	(1.28)	(0.65)	12,758	—
Ultra Health Care
Six Months ended November 30, 2021 (Unaudited)	1.02	0.95	0.07	0.14	149,132	7
Year ended May 31, 2021(dd)	1.04	0.95	0.07	0.17	130,405	4
Year ended May 31, 2020(dd)	1.08	0.95	0.50	0.63	110,716	21
Year ended May 31, 2019(dd)	1.05	0.95	0.47	0.57	99,639	11
Year ended May 31, 2018(dd)	1.06	0.95	0.29	0.40	89,443	6
Year ended May 31, 2017(dd)	1.09	0.95	0.02	0.16	82,030	5

See accompanying notes to the financial statements.

246 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra High Yield
Six Months ended November 30, 2021 (Unaudited)	$75.77	$(0.37)	$0.21 (i)	$—	$(0.16)	$—	$—	$—	$—	$75.61	(0.22)%	(0.24)%
Year ended May 31, 2021	64.18	(0.63)	14.17	—	13.54	(1.95)	—	—	(1.95)	75.77	21.27	21.30
Year ended May 31, 2020	66.69	1.16	(0.95)	—	0.21	(2.72)	—	—	(2.72)	64.18	0.03	0.34
Year ended May 31, 2019	63.95	1.93	2.74	—	4.67	(1.93)	—	—	(1.93)	66.69	7.47	7.79
Year ended May 31, 2018	65.06	1.82	(1.11)	—	0.71	(1.82)	—	—	(1.82)	63.95	1.09	1.58
Year ended May 31, 2017	54.19	1.64	10.63	—	12.27	(1.40)	—	—	(1.40)	65.06	22.94	12.81
Ultra Industrials
Six Months ended November 30, 2021 (Unaudited)	33.02	(0.02)	(2.37)	—	(2.39)	—	—	—	—	30.63	(7.25)	(7.06)
Year ended May 31, 2021(hh)	14.84	0.02	18.20	—	18.22	(0.04)	—	—	(0.04)	33.02	123.00	122.38
Year ended May 31, 2020(hh)	17.09	0.14	(2.26)	—	(2.12)	(0.13)	—	—	(0.13)	14.84	(12.47)	(12.37)
Year ended May 31, 2019(hh)	17.59	0.12	(0.53)	—	(0.41)	(0.09)	—	—	(0.09)	17.09	(2.29)	(2.20)
Year ended May 31, 2018(hh)	14.16	0.07	3.40	—	3.47	(0.04)	—	—	(0.04)	17.59	24.50	24.44
Year ended May 31, 2017(l)(hh)	9.97	0.06	4.17	—	4.23	(0.04)	—	—	(0.04)	14.16	42.48	42.80

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra High Yield
Six Months ended November 30, 2021 (Unaudited)	1.34%	0.95%	(1.34)%	(0.95)%	$18,903	—%
Year ended May 31, 2021	1.95	0.97	(1.84)	(0.86)	28,414	—
Year ended May 31, 2020	2.86	1.04	(0.13)	1.70	4,813	—
Year ended May 31, 2019	5.64	0.95	(1.74)	2.95	3,334	1
Year ended May 31, 2018	5.35	0.95	(1.61)	2.79	3,198	—
Year ended May 31, 2017	7.46	0.95	(3.81)	2.70	3,253	—
Ultra Industrials
Six Months ended November 30, 2021 (Unaudited)	1.39	0.95	(0.57)	(0.13)	28,331	3
Year ended May 31, 2021(hh)	1.55	0.95	(0.53)	0.07	40,451	3
Year ended May 31, 2020(hh)	1.61	0.95	0.09	0.74	14,838	31
Year ended May 31, 2019(hh)	1.43	0.95	0.21	0.70	18,804	5
Year ended May 31, 2018(hh)	1.40	0.95	(0.03)	0.43	26,392	6
Year ended May 31, 2017(l)(hh)	1.51	0.95	(0.06)	0.50	21,242	6

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 247

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MidCap400
Six Months ended November 30, 2021 (Unaudited)	$65.80	$0.06	$(1.45)	$—	$(1.39)	$(0.04)	$—	$—	$(0.04)	$64.37	(2.11)%	(2.22)%
Year ended May 31, 2021	28.58	0.06	37.24	—	37.30	(0.08)	—	—	(0.08)	65.80	130.66	130.86
Year ended May 31, 2020	35.41	0.26	(6.77)	—	(6.51)	(0.32)	—	—	(0.32)	28.58	(18.51)	(18.50)
Year ended May 31, 2019	42.46	0.22	(7.07)	—	(6.85)	(0.20)	—	—	(0.20)	35.41	(16.13)	(16.26)
Year ended May 31, 2018(s)	33.70	0.15	8.71	—	8.86	(0.10)	—	—	(0.10)	42.46	26.30	26.46
Year ended May 31, 2017(s)	25.54	0.10	8.18	—	8.28	(0.12)	—	—	(0.12)	33.70	32.49	32.44
Ultra MSCI Brazil Capped
Six Months ended November 30, 2021 (Unaudited)	37.27	(0.15)	(16.95)	—	(17.10)	—	—	—	—	20.17	(45.88)	(45.84)
Year ended May 31, 2021	20.23	(0.27)	17.31	—	17.04	—	—	—	—	37.27	84.28	85.11
Year ended May 31, 2020	70.62	0.06	(50.07)	—	(50.01)	(0.38)	—	—	(0.38)	20.23	(71.21)	(71.30)
Year ended May 31, 2019	57.70	0.33	12.77	—	13.10	(0.18)	—	—	(0.18)	70.62	22.70	21.48
Year ended May 31, 2018	59.23	(0.07)	(1.46)	—	(1.53)	—	—	—	—	57.70	(2.59)	(1.67)
Year ended May 31, 2017	34.78	(0.44)	24.89	—	24.45	—	—	—	—	59.23	70.32	70.47

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MidCap400
Six Months ended November 30, 2021 (Unaudited)	1.00%	0.95%	0.13%	0.18%	$178,629	19%
Year ended May 31, 2021	1.06	0.95	0.04	0.15	189,162	18
Year ended May 31, 2020	1.06	0.95	0.58	0.69	105,036	73
Year ended May 31, 2019	1.04	0.95	0.47	0.56	130,137	31
Year ended May 31, 2018(s)	1.02	0.95	0.32	0.39	153,913	42
Year ended May 31, 2017(s)	1.02	0.95	0.26	0.33	113,728	40
Ultra MSCI Brazil Capped
Six Months ended November 30, 2021 (Unaudited)	2.04	0.95	(2.04)	(0.95)	4,873	—
Year ended May 31, 2021	2.00	0.95	(2.00)	(0.95)	7,140	—
Year ended May 31, 2020	2.10	0.96	(1.03)	0.10	4,886	—
Year ended May 31, 2019	1.70	0.95	(0.22)	0.53	8,231	—
Year ended May 31, 2018	1.26	0.95	(0.40)	(0.09)	9,611	—
Year ended May 31, 2017	1.22	0.95	(1.00)	(0.73)	18,751	—

See accompanying notes to the financial statements.

248 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI EAFE
Six Months ended November 30, 2021 (Unaudited)	$52.83	$(0.25)	$(4.32)	$—	$(4.57)	$—	$—	$—	$—	$48.26	(8.67)%	(8.41)%
Year ended May 31, 2021	28.74	(0.39)	24.48	—	24.09	—	—	—	—	52.83	83.86	82.35
Year ended May 31, 2020	34.62	0.01	(5.77)	—	(5.76)	(0.12)	—	—	(0.12)	28.74	(16.71)	(16.08)
Year ended May 31, 2019	41.92	0.15	(7.38)	—	(7.23)	(0.07)	—	—	(0.07)	34.62	(17.25)	(17.54)
Year ended May 31, 2018(s)	37.71	(0.09)	4.30	—	4.21	—	—	—	—	41.92	11.17	11.29
Year ended May 31, 2017(s)	28.88	(0.19)	9.02	—	8.83	—	—	—	—	37.71	30.58	30.53
Ultra MSCI Emerging Markets
Six Months ended November 30, 2021 (Unaudited)	105.83	(0.46)	(22.30)	—	(22.76)	—	—	—	—	83.07	(21.51)	(21.56)
Year ended May 31, 2021	51.04	(0.87)	55.66	—	54.79	—	—	—	—	105.83	107.34	107.36
Year ended May 31, 2020	65.46	0.22	(13.61)	—	(13.39)	(1.03)	—	—	(1.03)	51.04	(20.88)	(20.89)
Year ended May 31, 2019	85.50	0.63	(20.46)	—	(19.83)	(0.21)	—	—	(0.21)	65.46	(23.20)	(23.21)
Year ended May 31, 2018	70.55	(0.11)	15.06	—	14.95	—	—	—	—	85.50	21.20	21.43
Year ended May 31, 2017	46.15	(0.39)	24.79	—	24.40	—	—	—	—	70.55	52.87	52.93

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI EAFE
Six Months ended November 30, 2021 (Unaudited)	1.39%	0.95%	(1.39)%	(0.95)%	$13,271	—%
Year ended May 31, 2021	1.56	0.95	(1.56)	(0.95)	13,208	—
Year ended May 31, 2020	2.22	0.95	(1.23)	0.04	3,592	—
Year ended May 31, 2019	1.72	0.95	(0.37)	0.41	6,058	—
Year ended May 31, 2018(s)	1.35	0.95	(0.62)	(0.22)	11,528	—
Year ended May 31, 2017(s)	1.19	0.95	(0.91)	(0.67)	11,312	—
Ultra MSCI Emerging Markets
Six Months ended November 30, 2021 (Unaudited)	1.06	0.95	(1.06)	(0.95)	49,845	—
Year ended May 31, 2021	1.09	0.95	(1.08)	(0.95)	92,605	—
Year ended May 31, 2020	1.39	0.95	(0.10)	0.34	12,761	—
Year ended May 31, 2019	1.13	0.95	0.69	0.87	36,005	—
Year ended May 31, 2018	1.06	0.95	(0.23)	(0.13)	51,299	—
Year ended May 31, 2017	1.19	0.95	(0.92)	(0.68)	29,982	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 249

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra MSCI Japan
Six Months ended November 30, 2021 (Unaudited)	$47.18	$(0.23)	$(3.21)		$—	$(3.44)	$—	$—	$—	$—	$43.74	(7.30)%	(7.39)%
Year ended May 31, 2021	31.35	(0.39)	16.22		—	15.83	—	—	—	—	47.18	50.48	50.81
Year ended May 31, 2020	30.01	(0.09)	1.48		—	1.39	(0.04)	—	(0.01)	(0.05)	31.35	4.61	4.49
Year ended May 31, 2019	41.94	0.14	(10.73)		—	(10.59)	(0.06)	(1.28)	—	(1.34)	30.01	(25.03)	(25.04)
Year ended May 31, 2018(s)	34.24	(0.10)	7.80		—	7.70	—	—	—	—	41.94	22.51	22.82
Year ended May 31, 2017(s)	26.70	(0.22)	7.76		—	7.54	—	—	—	—	34.24	28.21	27.40
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2021 (Unaudited)	84.53	(0.20)	(0.59	)(i)	—	(0.79)	—	—	—	—	83.74	(0.94)	(0.72)
Year ended May 31, 2021	70.76	(0.36)	14.13		—	13.77	—	—	—	—	84.53	19.46	19.50
Year ended May 31, 2020	43.67	(0.09)	27.18		—	27.09	—	—	—	—	70.76	62.03	61.87
Year ended May 31, 2019	55.88	(0.13)	(12.08)		—	(12.21)	—	—	—	—	43.67	(21.85)	(21.82)
Year ended May 31, 2018	45.61	(0.21)	10.48		—	10.27	—	—	—	—	55.88	22.54	22.71
Year ended May 31, 2017	46.29	(0.20)	(0.48	)(i)	—	(0.68)	—	—	—	—	45.61	(1.48)	(1.62)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra MSCI Japan
Six Months ended November 30, 2021 (Unaudited)	1.83%	0.95%	(1.83)%	(0.95)%	$8,747	662%
Year ended May 31, 2021	2.34	0.95	(2.34)	(0.95)	5,897	—
Year ended May 31, 2020	2.33	0.95	(1.66)	(0.28)	3,919	—
Year ended May 31, 2019	4.18	0.95	(2.82)	0.41	5,251	—
Year ended May 31, 2018(s)	1.42	0.95	(0.71)	(0.25)	9,437	—
Year ended May 31, 2017(s)	1.52	0.95	(1.31)	(0.74)	10,271	—
Ultra Nasdaq Biotechnology
Six Months ended November 30, 2021 (Unaudited)	1.06	0.95	(0.53)	(0.41)	213,526	9
Year ended May 31, 2021	1.08	0.95	(0.58)	(0.45)	287,388	27
Year ended May 31, 2020	1.10	0.95	(0.31)	(0.17)	183,980	37
Year ended May 31, 2019	1.06	0.95	(0.35)	(0.24)	207,454	31
Year ended May 31, 2018	1.04	0.95	(0.46)	(0.37)	363,252	25
Year ended May 31, 2017	1.04	0.95	(0.54)	(0.45)	342,040	28

See accompanying notes to the financial statements.

250 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Nasdaq Cloud Computing
Six Months ended November 30, 2021 (Unaudited)	$39.18	$(0.10)	$7.99		$—	$7.89	$—	$—	$—	$—	$47.07	20.14%	18.43%
January 19, 2021* through May 31, 2021	40.00	(0.09)	(0.73	)(i)	—	(0.82)	—	—	—	—	39.18	(2.04)	(0.95)
Ultra Nasdaq Cybersecurity
Six Months ended November 30, 2021 (Unaudited)	37.53	(0.23)	12.53		—	12.30	—	—	—	—	49.83	32.73	33.87
January 19, 2021* through May 31, 2021	40.00	(0.13)	(2.34)		—	(2.47)	—	—	—	—	37.53	(6.15)	(6.40)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Nasdaq Cloud Computing
Six Months ended November 30, 2021 (Unaudited)	2.62%	0.95%	(2.10)%	(0.43)%	$2,354	22%
January 19, 2021* through May 31, 2021	3.85	0.95	(3.47)	(0.57)	1,959	6
Ultra Nasdaq Cybersecurity
Six Months ended November 30, 2021 (Unaudited)	1.95	0.95	(1.95)	(0.94)	4,983	—
January 19, 2021* through May 31, 2021	3.52	0.95	(3.52)	(0.95)	2,815	—

*  Commencement of investment operations.

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 251

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Oil & Gas
Six Months ended November 30, 2021 (Unaudited)	$66.77	$0.81	$7.38	$—	$8.19	$(0.72)	$—	$—	$(0.72)	$74.24	12.40%	12.48%
Year ended May 31, 2021(ii)	39.98	1.25	26.87	—	28.12	(1.33)	—	—	(1.33)	66.77	73.14	72.84
Year ended May 31, 2020(w)(ii)	119.61	2.47	(79.19)	—	(76.72)	(2.91)	—	—	(2.91)	39.98	(65.49)	(65.44)
Year ended May 31, 2019(w)(ii)	216.58	2.81	(96.96)	—	(94.15)	(2.82)	—	—	(2.82)	119.61	(43.83)	(43.77)
Year ended May 31, 2018(w)(ii)	160.90	3.40	55.77	—	59.17	(3.49)	—	—	(3.49)	216.58	37.30	37.33
Year ended May 31, 2017(w)(ii)	177.97	2.13	(16.90)	—	(14.77)	(2.30)	—	—	(2.30)	160.90	(8.49)	(8.54)
Ultra QQQ
Six Months ended November 30, 2021 (Unaudited)	63.62	(0.16)	23.98	—	23.82	—	—	—	—	87.44	37.42	37.56
Year ended May 31, 2021(y)(ii)	32.93	(0.17)	30.86	—	30.69	—	—	—	—	63.62	93.20	93.78
Year ended May 31, 2020(y)(ii)	20.83	—	12.13	—	12.13	(0.03)	—	—	(0.03)	32.93	58.25	58.04
Year ended May 31, 2019(y)(ii)	21.23	0.03	(0.40)	—	(0.37)	(0.03)	—	—	(0.03)	20.83	(1.74)	(1.92)
Year ended May 31, 2018(p)(y)(ii)	15.19	(0.01)	6.05	—	6.04	— (h)	—	—	— (h)	21.23	39.75	39.85
Year ended May 31, 2017(p)(y)(ii)	9.38	0.01	5.82	—	5.83	(0.02)	—	—	(0.02)	15.19	62.19	62.47

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Oil & Gas
Six Months ended November 30, 2021 (Unaudited)	0.99%	0.95%	2.28%	2.32%	$175,442	21%
Year ended May 31, 2021(ii)	1.03	0.95	2.84	2.92	211,207	24
Year ended May 31, 2020(w)(ii)	1.14	0.95	3.27	3.47	116,476	4
Year ended May 31, 2019(w)(ii)	1.07	0.95	1.53	1.65	71,168	14
Year ended May 31, 2018(w)(ii)	1.04	0.95	1.83	1.92	126,699	14
Year ended May 31, 2017(w)(ii)	1.04	0.95	1.03	1.12	127,915	5
Ultra QQQ
Six Months ended November 30, 2021 (Unaudited)	0.97	0.95	(0.43)	(0.41)	6,186,609	1
Year ended May 31, 2021(y)(ii)	0.97	0.95	(0.35)	(0.33)	4,294,521	8
Year ended May 31, 2020(y)(ii)	0.99	0.95	(0.04)	0.01	2,371,112	33
Year ended May 31, 2019(y)(ii)	0.99	0.95	0.10	0.13	1,691,571	7
Year ended May 31, 2018(p)(y)(ii)	0.99	0.95	(0.07)	(0.03)	1,783,133	2
Year ended May 31, 2017(p)(y)(ii)	1.00	0.95	— (j)	0.05	1,257,752	4

See accompanying notes to the financial statements.

252 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Real Estate
Six Months ended November 30, 2021 (Unaudited)	$84.64	$0.34	$12.90		$—	$13.24	$(0.22)	$—	$—	$(0.22)	$97.66	15.64%	15.78%
Year ended May 31, 2021	51.66	0.56	32.86		—	33.42	(0.44)	—	—	(0.44)	84.64	65.16	65.51
Year ended May 31, 2020	75.11	1.16	(23.52)		—	(22.36)	(1.09)	—	—	(1.09)	51.66	(30.18)	(30.15)
Year ended May 31, 2019	61.06	1.26	13.65		—	14.91	(0.86)	—	—	(0.86)	75.11	24.82	24.75
Year ended May 31, 2018(p)	60.63	1.06	(0.01	)(i)	—	1.05	(0.62)	—	—	(0.62)	61.06	1.68	1.64
Year ended May 31, 2017(p)	57.08	0.56	3.39		—	3.95	(0.40)	—	—	(0.40)	60.63	6.97	6.90
Ultra Russell2000
Six Months ended November 30, 2021 (Unaudited)	57.80	(0.05)	(4.20)		—	(4.25)	—	—	—	—	53.55	(7.36)	(7.54)
Year ended May 31, 2021(ii)	23.09	(0.11)	34.83		—	34.72	(0.01)	—	—	(0.01)	57.80	150.40	151.15
Year ended May 31, 2020(ii)	30.32	0.16	(7.18)		—	(7.02)	(0.21)	—	—	(0.21)	23.09	(23.32)	(23.49)
Year ended May 31, 2019(ii)	39.40	0.16	(9.11)		—	(8.95)	(0.13)	—	—	(0.13)	30.32	(22.70)	(22.78)
Year ended May 31, 2018(p)(ii)	28.24	0.06	11.14		—	11.20	(0.04)	—	—	(0.04)	39.40	39.66	39.78
Year ended May 31, 2017(p)(ii)	20.29	0.05	7.97		—	8.02	(0.07)	—	—	(0.07)	28.24	39.55	39.58

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Real Estate
Six Months ended November 30, 2021 (Unaudited)	1.03%	0.95%	0.64%	0.71%	$122,933	3%
Year ended May 31, 2021	1.07	0.95	0.77	0.89	117,124	6
Year ended May 31, 2020	1.06	0.95	1.40	1.51	76,646	41
Year ended May 31, 2019	1.04	0.95	1.79	1.88	137,733	6
Year ended May 31, 2018(p)	1.03	0.95	1.63	1.71	131,803	4
Year ended May 31, 2017(p)	1.01	0.95	0.88	0.94	167,258	5
Ultra Russell2000
Six Months ended November 30, 2021 (Unaudited)	1.19	0.95	(0.41)	(0.17)	297,178	25
Year ended May 31, 2021(ii)	1.15	0.95	(0.44)	(0.24)	742,689	20
Year ended May 31, 2020(ii)	1.24	0.95	0.21	0.51	124,664	73
Year ended May 31, 2019(ii)	1.25	0.95	0.14	0.44	160,681	41
Year ended May 31, 2018(p)(ii)	1.37	0.95	(0.24)	0.18	263,967	15
Year ended May 31, 2017(p)(ii)	1.29	0.95	(0.14)	0.21	158,157	62

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 253

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS							DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)		Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra S&P500®
Six Months ended November 30, 2021(pp) (Unaudited)	$57.13	$0.07		$10.16		$—	$10.23	$(0.04)	$—	$—	$(0.04)	$67.32	17.92%	17.73%
Year ended May 31, 2021(y)(pp)	30.42	0.16		26.63		—	26.79	(0.08)	—	—	(0.08)	57.13	88.11	88.62
Year ended May 31, 2020(y)(pp)	27.69	0.28		2.63		—	2.91	(0.18)	—	—	(0.18)	30.42	10.56	10.46
Year ended May 31, 2019(y)(pp)	27.60	0.25		0.03	(i)	—	0.28	(0.19)	—	—	(0.19)	27.69	1.04	1.00
Year ended May 31, 2018(y)(pp)	22.15	0.19		5.38		—	5.57	(0.12)	—	—	(0.12)	27.60	25.17	25.13
Year ended May 31, 2017(y)(pp)	16.59	0.12		5.52		—	5.64	(0.08)	—	—	(0.08)	22.15	34.15	34.37
Ultra Semiconductors
Six Months ended November 30, 2021 (Unaudited)	31.37	(0.03)		22.58		—	22.55	—	—	—	—	53.92	71.88	72.39
Year ended May 31, 2021(hh)	13.86	—	(h)	17.53		—	17.53	(0.02)	—	—	(0.02)	31.37	126.56	127.69
Year ended May 31, 2020(hh)	8.19	0.10		5.68		—	5.78	(0.11)	—	—	(0.11)	13.86	70.79	69.70
Year ended May 31, 2019(hh)	12.28	0.10		(4.11)		—	(4.01)	(0.08)	—	—	(0.08)	8.19	(32.72)	(32.67)
Year ended May 31, 2018(s)(hh)	7.50	0.06		4.76		—	4.82	(0.04)	—	—	(0.04)	12.28	64.38	64.91
Year ended May 31, 2017(n)(s)(hh)	3.66	0.04		3.83		—	3.87	(0.03)	—	—	(0.03)	7.50	106.03	105.09

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra S&P500®
Six Months ended November 30, 2021(pp) (Unaudited)	0.89%	0.88%	0.20%	0.21%	$4,806,582	1%
Year ended May 31, 2021(y)(pp)	0.89	0.89	0.38	0.38	3,827,456	3
Year ended May 31, 2020(y)(pp)	0.91	0.91	0.88	0.88	2,165,829	46
Year ended May 31, 2019(y)(pp)	0.90	0.90	0.87	0.87	2,215,265	5
Year ended May 31, 2018(y)(pp)	0.90	0.90	0.72	0.72	2,340,284	3
Year ended May 31, 2017(y)(pp)	0.90	0.90	0.63	0.63	1,860,832	4
Ultra Semiconductors
Six Months ended November 30, 2021 (Unaudited)	0.96	0.95	(0.19)	(0.17)	540,579	16
Year ended May 31, 2021(hh)	1.01	0.95	(0.07)	(0.01)	253,317	11
Year ended May 31, 2020(hh)	1.11	0.95	0.63	0.80	77,624	58
Year ended May 31, 2019(hh)	1.13	0.95	0.84	1.02	38,511	38
Year ended May 31, 2018(s)(hh)	1.09	0.95	0.51	0.65	79,845	18
Year ended May 31, 2017(n)(s)(hh)	1.25	0.95	0.36	0.66	45,003	24

See accompanying notes to the financial statements.

254 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra SmallCap600
Six Months ended November 30, 2021 (Unaudited)	$31.80	$(0.01)	$(1.68)	$—	$(1.69)	$—	$—	$—	$—	$30.11	(5.32)%	(5.19)%
Year ended May 31, 2021(jj)	11.58	(0.02)	20.25	—	20.23	(0.01)	—	—	(0.01)	31.80	174.63	173.87
Year ended May 31, 2020(jj)	16.91	0.10	(5.36)	—	(5.26)	(0.07)	—	—	(0.07)	11.58	(31.26)	(30.98)
Year ended May 31, 2019(jj)	22.73	0.09	(5.86)	—	(5.77)	(0.05)	—	—	(0.05)	16.91	(25.36)	(25.80)
Year ended May 31, 2018(jj)	15.82	0.01	6.90	—	6.91	—	—	—	—	22.73	43.68	44.31
Year ended May 31, 2017(jj)	11.54	—	4.29	—	4.29	(0.01)	—	—	(0.01)	15.82	37.12	37.54
Ultra Technology
Six Months ended November 30, 2021(pp) (Unaudited)	41.71	(0.14)	20.50	—	20.36	—	—	—	—	62.07	48.81	48.94
Year ended May 31, 2021(z)(pp)	20.68	(0.13)	21.16	—	21.03	—	—	—	—	41.71	101.68	102.46
Year ended May 31, 2020(z)(pp)	12.73	0.03	7.96	—	7.99	(0.04)	—	—	(0.04)	20.68	62.84	62.48
Year ended May 31, 2019(z)(pp)	13.15	0.03	(0.41)	—	(0.38)	(0.04)	—	—	(0.04)	12.73	(2.92)	(3.09)
Year ended May 31, 2018(p)(z)(pp)	8.69	0.02	4.45	—	4.47	(0.01)	—	—	(0.01)	13.15	51.57	51.56
Year ended May 31, 2017(p)(z)(pp)	4.93	— (h)	3.77	—	3.77	(0.01)	—	—	(0.01)	8.69	76.56	76.97

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra SmallCap600
Six Months ended November 30, 2021 (Unaudited)	1.19%	0.95%	(0.31)%	(0.07)%	$40,649	8%
Year ended May 31, 2021(jj)	1.35	0.95	(0.51)	(0.11)	46,109	17
Year ended May 31, 2020(jj)	1.59	0.95	(0.08)	0.56	14,478	53
Year ended May 31, 2019(jj)	1.35	0.95	0.02	0.42	23,249	18
Year ended May 31, 2018(jj)	1.53	0.95	(0.50)	0.08	28,407	17
Year ended May 31, 2017(jj)	1.48	0.95	(0.55)	(0.02)	23,724	20
Ultra Technology
Six Months ended November 30, 2021(pp) (Unaudited)	0.95	0.95	(0.51)	(0.51)	1,145,193	10
Year ended May 31, 2021(z)(pp)	0.95	0.95	(0.40)	(0.40)	763,229	7
Year ended May 31, 2020(z)(pp)	0.99	0.95	0.13	0.16	417,738	31
Year ended May 31, 2019(z)(pp)	0.99	0.95	0.21	0.25	300,442	14
Year ended May 31, 2018(p)(z)(pp)	1.00	0.95	0.12	0.17	342,018	5
Year ended May 31, 2017(p)(z)(pp)	1.04	0.95	(0.08)	0.01	229,402	16

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 255

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
Ultra Telecommunications
Six Months ended November 30, 2021 (Unaudited)	$47.81	$0.33	$(1.43)	$—	$(1.10)	$(0.38)	$—	$—	$(0.38)	$46.33	(2.34)%	(2.49)%
Year ended May 31, 2021	34.38	0.53	13.40	—	13.93	(0.50)	—	—	(0.50)	47.81	41.06	41.47
Year ended May 31, 2020	36.53	0.60	(2.33)	—	(1.73)	(0.42)	—	—	(0.42)	34.38	(4.66)	(5.08)
Year ended May 31, 2019	35.66	0.66	0.91	—	1.57	(0.70)	—	—	(0.70)	36.53	4.67	(0.19)
Year ended May 31, 2018	52.69	0.52	(16.91)	—	(16.39)	(0.64)	—	—	(0.64)	35.66	(31.38)	(27.70)
Year ended May 31, 2017(n)	50.10	0.48	2.65 (i)	—	3.13	(0.54)	—	—	(0.54)	52.69	6.29	7.03
Ultra Utilities
Six Months ended November 30, 2021 (Unaudited)	61.06	0.62	1.18 (i)	—	1.80	(0.40)	—	—	(0.40)	62.46	2.97	2.98
Year ended May 31, 2021	51.05	0.72	9.69	—	10.41	(0.40)	—	—	(0.40)	61.06	20.47	20.81
Year ended May 31, 2020	56.78	1.06	(5.98)	—	(4.92)	(0.81)	—	—	(0.81)	51.05	(8.74)	(8.51)
Year ended May 31, 2019	44.68	0.94	11.97	—	12.91	(0.81)	—	—	(0.81)	56.78	29.38	29.52
Year ended May 31, 2018	47.88	0.85	(3.33)	—	(2.48)	(0.72)	—	—	(0.72)	44.68	(5.22)	(6.99)
Year ended May 31, 2017(l)	39.34	0.65	8.51	—	9.16	(0.62)	—	—	(0.62)	47.88	23.56	25.81

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
Ultra Telecommunications
Six Months ended November 30, 2021 (Unaudited)	5.28%	0.95%	(3.01)%	1.33%	$2,317	23%
Year ended May 31, 2021	8.63	0.95	(6.37)	1.31	2,391	18
Year ended May 31, 2020	9.92	0.95	(7.40)	1.57	859	29
Year ended May 31, 2019	7.94	0.95	(5.29)	1.70	913	221
Year ended May 31, 2018	3.82	0.95	(1.70)	1.16	2,674	106
Year ended May 31, 2017(n)	2.35	0.95	(0.53)	0.86	5,269	157
Ultra Utilities
Six Months ended November 30, 2021 (Unaudited)	1.48	0.95	1.41	1.94	18,739	8
Year ended May 31, 2021	1.91	0.95	0.37	1.32	13,737	3
Year ended May 31, 2020	1.41	0.95	1.21	1.67	15,315	13
Year ended May 31, 2019	1.65	0.95	1.14	1.85	17,035	5
Year ended May 31, 2018	1.51	0.95	1.26	1.82	12,286	25
Year ended May 31, 2017(l)	1.65	0.95	0.89	1.58	15,562	6

See accompanying notes to the financial statements.

256 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Dow30SM
Six Months ended November 30, 2021 (Unaudited)	$73.42	$0.09	$(0.78	)(i)	$—	$(0.69)	$(0.05)	$—	$—	$(0.05)	$72.68	(0.94)%	(1.15)%
Year ended May 31, 2021(ii)	30.92	0.23	42.39		—	42.62	(0.12)	—	—	(0.12)	73.42	137.92	138.58
Year ended May 31, 2020(ii)	42.05	0.44	(11.26	)(i)	—	(10.82)	(0.31)	—	—	(0.31)	30.92	(25.94)	(25.95)
Year ended May 31, 2019(ii)	43.35	0.48	(1.48	)(i)	—	(1.00)	(0.30)	—	—	(0.30)	42.05	(2.33)	(2.46)
Year ended May 31, 2018(p)(ii)	28.73	0.31	14.43		—	14.74	(0.12)	—	—	(0.12)	43.35	51.32	51.32
Year ended May 31, 2017(p)(ii)	17.11	0.02	11.65		—	11.67	(0.05)	—	—	(0.05)	28.73	68.22	68.49
UltraPro MidCap400
Six Months ended November 30, 2021 (Unaudited)	32.13	(0.04)	(1.44)		—	(1.48)	—	—	—	—	30.65	(4.62)	(4.26)
Year ended May 31, 2021(jj)	9.86	(0.03)	22.30		—	22.27	— (h)	—	—	— (h)	32.13	226.00	225.64
Year ended May 31, 2020(jj)	17.42	0.10	(7.57)		—	(7.47)	(0.09)	—	—	(0.09)	9.86	(43.06)	(43.03)
Year ended May 31, 2019(jj)	23.84	0.12	(6.48)		—	(6.36)	(0.06)	—	—	(0.06)	17.42	(26.64)	(28.43)
Year ended May 31, 2018(jj)	17.29	0.03	6.52		—	6.55	—	—	—	—	23.84	37.87	41.22
Year ended May 31, 2017(jj)	11.64	(0.02)	5.67		—	5.65	—	—	—	—	17.29	48.57	48.78

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Dow30SM
Six Months ended November 30, 2021 (Unaudited)	0.95%	0.95%	0.24%	0.24%	$977,527	9%
Year ended May 31, 2021(ii)	0.95	0.95	0.50	0.50	958,086	15
Year ended May 31, 2020(ii)	0.98	0.95	1.04	1.07	705,052	61
Year ended May 31, 2019(ii)	0.96	0.95	1.02	1.04	407,844	2
Year ended May 31, 2018(p)(ii)	0.96	0.95	0.71	0.72	576,616	1
Year ended May 31, 2017(p)(ii)	1.02	0.95	0.02	0.09	166,606	3
UltraPro MidCap400
Six Months ended November 30, 2021 (Unaudited)	1.28	0.95	(0.56)	(0.23)	49,814	6
Year ended May 31, 2021(jj)	1.23	0.95	(0.42)	(0.14)	61,859	19
Year ended May 31, 2020(jj)	1.61	0.95	(0.08)	0.58	20,948	51
Year ended May 31, 2019(jj)	1.32	0.95	0.19	0.56	19,593	41
Year ended May 31, 2018(jj)	1.28	0.95	(0.19)	0.14	35,754	16
Year ended May 31, 2017(jj)	1.26	0.95	(0.47)	(0.16)	36,739	61

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 257

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS					TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro QQQ
Six Months ended November 30, 2021(pp) (Unaudited)	$51.15	$(0.14)	$30.35		$—	$30.21	$—	$—	$—	$—	$81.36	59.04%	59.36%
Year ended May 31, 2021(dd)(pp)	20.71	(0.15)	30.59		—	30.44	—	—	—	—	51.15	147.00	147.89
Year ended May 31, 2020(dd)(pp)	12.55	— (h)	8.17		—	8.17	(0.01)	—	—	(0.01)	20.71	65.11	64.87
Year ended May 31, 2019(dd)(pp)	13.94	0.03	(1.40)		—	(1.37)	(0.02)	—	—	(0.02)	12.55	(9.85)	(10.01)
Year ended May 31, 2018(s)(dd)(pp)	8.84	(0.01)	5.11		—	5.10	—	—	—	—	13.94	57.64	57.84
Year ended May 31, 2017(n)(s)(dd)(pp)	4.37	(0.02)	4.49		—	4.47	—	—	—	—	8.84	102.57	103.31
UltraPro Russell2000
Six Months ended November 30, 2021 (Unaudited)	110.95	(0.15)	(14.22)		—	(14.37)	—	—	—	—	96.58	(12.97)	(13.27)
Year ended May 31, 2021	30.83	(0.18)	80.30		—	80.12	— (h)	—	—	— (h)	110.95	259.95	261.40
Year ended May 31, 2020	60.84	0.21	(30.10	)(i)	—	(29.89)	(0.12)	—	—	(0.12)	30.83	(49.27)	(49.46)
Year ended May 31, 2019	95.44	0.29	(34.72)		—	(34.43)	(0.17)	—	—	(0.17)	60.84	(36.03)	(36.02)
Year ended May 31, 2018(p)	59.65	— (h)	35.79		—	35.79	—	—	—	—	95.44	59.98	60.17
Year ended May 31, 2017(p)	37.53	(0.12)	22.26		—	22.14	(0.02)	—	—	(0.02)	59.65	59.00	59.15

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro QQQ
Six Months ended November 30, 2021(pp) (Unaudited)	0.98%	0.86%	(0.53)%	(0.42)%	$18,582,015	1%
Year ended May 31, 2021(dd)(pp)	1.01	0.95	(0.46)	(0.39)	12,061,878	10
Year ended May 31, 2020(dd)(pp)	0.98	0.95	(0.06)	(0.03)	5,831,873	53
Year ended May 31, 2019(dd)(pp)	0.98	0.95	0.22	0.25	3,189,760	15
Year ended May 31, 2018(s)(dd)(pp)	0.98	0.95	(0.15)	(0.12)	3,448,958	2
Year ended May 31, 2017(n)(s)(dd)(pp)	1.00	0.95	(0.41)	(0.36)	1,772,188	16
UltraPro Russell2000
Six Months ended November 30, 2021 (Unaudited)	1.26	0.95	(0.58)	(0.27)	410,454	17
Year ended May 31, 2021	1.26	0.95	(0.58)	(0.27)	410,520	43
Year ended May 31, 2020	1.99	0.95	(0.61)	0.43	184,956	68
Year ended May 31, 2019	1.56	0.95	(0.26)	0.35	76,056	24
Year ended May 31, 2018(p)	1.53	0.95	(0.58)	— (j)	152,699	14
Year ended May 31, 2017(p)	1.58	0.95	(0.86)	(0.23)	113,344	24

See accompanying notes to the financial statements.

258 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro S&P500®
Six Months ended November 30, 2021(pp) (Unaudited)	$53.12	$(0.01)	$14.38		$—	$14.37	$—	$—	$—		$—	$67.49	27.02%	26.76%
Year ended May 31, 2021(pp)	21.53	0.04	31.58		—	31.62	(0.03)	—	—		(0.03)	53.12	146.97	147.74
Year ended May 31, 2020(pp)	22.37	0.20	(0.91	)(i)	—	(0.71)	(0.13)	—	—		(0.13)	21.53	(3.23)	(3.33)
Year ended May 31, 2019(pp)	23.16	0.21	(0.86	)(i)	—	(0.65)	(0.14)	—	—		(0.14)	22.37	(2.77)	(2.89)
Year ended May 31, 2018(s)(pp)	17.06	0.09	6.03		—	6.12	(0.02)	—	—		(0.02)	23.16	35.82	35.93
Year ended May 31, 2017(s)(pp)	11.16	(0.03)	5.95		—	5.92	(0.02)	—	—		(0.02)	17.06	53.16	53.44
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	41.80	(0.16)	(12.41)		—	(12.57)	—	—	—		—	29.23	(30.07)	(30.60)
Year ended May 31, 2021	29.62	(0.34)	12.52		—	12.18	—	—	—		—	41.80	41.13	41.82
Year ended May 31, 2020(x)	78.88	0.71	(48.91)		—	(48.20)	(0.97)	—	(0.09	)#	(1.06)	29.62	(61.79)	(61.45)
Year ended May 31, 2019(x)	106.43	0.94	(27.77)		—	(26.83)	(0.72)	—	—		(0.72)	78.88	(25.37)	(27.02)
Year ended May 31, 2018(x)	109.74	0.17	(3.48)		—	(3.31)	—	—	—		—	106.43	(3.02)	(1.89)
Year ended May 31, 2017(x)	111.96	(0.65)	(1.57	)(i)	—	(2.22)	—	—	—		—	109.74	(1.99)	(2.05)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro S&P500®
Six Months ended November 30, 2021(pp) (Unaudited)	0.90%	0.90%	(0.03)%	(0.03)%	$3,354,102	2%
Year ended May 31, 2021(pp)	0.91	0.91	0.12	0.12	2,395,903	4
Year ended May 31, 2020(pp)	0.93	0.93	0.76	0.76	1,373,394	69
Year ended May 31, 2019(pp)	0.92	0.92	0.87	0.87	1,105,011	15
Year ended May 31, 2018(s)(pp)	0.92	0.92	0.43	0.43	1,445,225	3
Year ended May 31, 2017(s)(pp)	0.95	0.95	(0.21)	(0.21)	880,462	93
UltraPro Short 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	0.95	0.95	(0.95)	(0.95)	192,740	—
Year ended May 31, 2021	1.07	0.95	(1.06)	(0.94)	89,601	—
Year ended May 31, 2020(x)	1.15	0.95	1.11	1.31	23,505	—
Year ended May 31, 2019(x)	1.00	0.95	0.82	0.87	36,975	—
Year ended May 31, 2018(x)	0.98	0.95	0.13	0.16	95,117	—
Year ended May 31, 2017(x)	0.99	0.95	(0.63)	(0.59)	84,359	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 259

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short Dow30SM
Six Months ended November 30, 2021 (Unaudited)	$33.13	$(0.14)	$(1.99)	$—	$(2.13)	$—	$—	$—		$—	$31.00	(6.44)%	(6.20)%
Year ended May 31, 2021(kk)	107.42	(0.46)	(73.83)	—	(74.29)	—	—	—		—	33.13	(69.16)	(69.27)
Year ended May 31, 2020(kk)	246.00	0.86	(136.56)	—	(135.70)	(2.60)	—	(0.28	)#	(2.88)	107.42	(55.65)	(55.55)
Year ended May 31, 2019(u)(kk)	296.19	4.43	(50.66)	—	(46.23)	(3.96)	—	—		(3.96)	246.00	(15.73)	(15.64)
Year ended May 31, 2018(u)(kk)	526.84	2.54	(232.39)	—	(229.85)	(0.80)	—	—		(0.80)	296.19	(43.63)	(43.65)
Year ended May 31, 2017(m)(u)(kk)	974.06	(3.02)	(444.20)	—	(447.22)	—	—	—		—	526.84	(45.92)	(46.03)
UltraPro Short MidCap400
Six Months ended November 30, 2021 (Unaudited)	26.87	(0.12)	(1.82)	—	(1.94)	—	—	—		—	24.93	(7.20)	(7.04)
Year ended May 31, 2021(ee)(kk)	139.56	(0.63)	(112.06)	—	(112.69)	—	—	—		—	26.87	(80.75)	(80.78)
Year ended May 31, 2020(x)(ee)(kk)	315.61	(0.56)	(173.22)	—	(173.78)	(2.19)	—	(0.08	)#	(2.27)	139.56	(55.37)	(55.36)
Year ended May 31, 2019(x)(ee)(kk)	288.41	3.09	25.25 (i)	—	28.34	(1.14)	—	—		(1.14)	315.61	9.82	12.55
Year ended May 31, 2018(x)(ee)(kk)	461.94	0.11	(173.64)	—	(173.53)	—	—	—		—	288.41	(37.57)	(37.90)
Year ended May 31, 2017(x)(ee)(kk)	815.61	(3.35)	(350.32)	—	(353.67)	—	—	—		—	461.94	(43.36)	(44.34)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short Dow30SM
Six Months ended November 30, 2021 (Unaudited)	0.95%	0.95%	(0.91)%	(0.91)%	$416,732	—%
Year ended May 31, 2021(kk)	0.96	0.95	(0.81)	(0.79)	359,346	—
Year ended May 31, 2020(kk)	0.99	0.95	0.50	0.54	815,975	—
Year ended May 31, 2019(u)(kk)	0.98	0.95	1.77	1.81	254,249	—
Year ended May 31, 2018(u)(kk)	1.00	0.95	0.65	0.70	177,459	—
Year ended May 31, 2017(m)(u)(kk)	0.97	0.95	(0.45)	(0.43)	202,052	—
UltraPro Short MidCap400
Six Months ended November 30, 2021 (Unaudited)	2.40	0.95	(2.40)	(0.95)	6,200	—
Year ended May 31, 2021(ee)(kk)	1.67	0.95	(1.66)	(0.94)	4,002	—
Year ended May 31, 2020(x)(ee)(kk)	2.31	0.95	(1.61)	(0.24)	14,686	—
Year ended May 31, 2019(x)(ee)(kk)	4.18	0.95	(2.18)	1.04	2,650	—
Year ended May 31, 2018(x)(ee)(kk)	3.42	0.95	(2.44)	0.03	1,971	—
Year ended May 31, 2017(x)(ee)(kk)	2.77	0.95	(2.40)	(0.58)	3,157	—

See accompanying notes to the financial statements.

260 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short QQQ
Six Months ended November 30, 2021(mm) (Unaudited)	$55.51	$(0.18)	$(23.66)		$—	$(23.84)	$—	$—	$—		$—	$31.67	(42.94)%	(43.00)%
Year ended May 31, 2021(aa)(mm)	235.47	(0.69)	(179.27)		—	(179.96)	—	—	—		—	55.51	(76.43)	(76.52)
Year ended May 31, 2020(aa)(mm)	1,111.93	6.91	(868.32)		—	(861.41)	(13.45)	—	(1.60	)#	(15.05)	235.47	(78.39)	(78.35)
Year ended May 31, 2019(u)(aa)(mm)	1,498.39	25.01	(387.46)		—	(362.45)	(24.01)	—	—		(24.01)	1,111.93	(24.46)	(24.35)
Year ended May 31, 2018(u)(aa)(mm)	3,035.67	19.52	(1,550.24)		—	(1,530.72)	(6.56)	—	—		(6.56)	1,498.39	(50.46)	(50.55)
Year ended May 31, 2017(m)(u) (aa)(mm)	7,010.56	(20.85)	(3,954.04)		—	(3,974.89)	—	—	—		—	3,035.67	(56.70)	(56.83)
UltraPro Short Russell2000
Six Months ended November 30, 2021(mm) (Unaudited)	48.28	(0.21)	(1.45	)(i)	—	(1.66)	—	—	—		—	46.62	(3.49)	(3.32)
Year ended May 31, 2021(ff)(mm)	324.70	(0.90)	(275.52)		—	(276.42)	—	—	—		—	48.28	(85.13)	(85.15)
Year ended May 31, 2020(ff)(mm)	723.77	2.60	(393.61)		—	(391.01)	(7.21)	—	(0.85	)#	(8.06)	324.70	(54.50)	(54.49)
Year ended May 31, 2019(ff)(mm)	628.62	8.71	94.25		—	102.96	(7.81)	—	—		(7.81)	723.77	16.43	16.48
Year ended May 31, 2018(ff)(mm)	1,204.26	3.94	(577.86)		—	(573.92)	(1.72)	—	—		(1.72)	628.62	(47.68)	(47.68)
Year ended May 31, 2017(m)(ff)(mm)	2,438.26	(5.74)	(1,228.26)		—	(1,234.00)	—	—	—		—	1,204.26	(50.61)	(50.78)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short QQQ
Six Months ended November 30, 2021(mm) (Unaudited)	0.99%	0.95%	(0.93)%	(0.90)%	$1,641,541	—%
Year ended May 31, 2021(aa)(mm)	1.00	0.95	(0.86)	(0.81)	1,758,961	—
Year ended May 31, 2020(aa)(mm)	1.02	0.95	1.19	1.26	1,113,509	—
Year ended May 31, 2019(u)(aa)(mm)	1.00	0.95	2.06	2.11	1,130,668	—
Year ended May 31, 2018(u)(aa)(mm)	1.01	0.95	0.84	0.89	584,899	—
Year ended May 31, 2017(m)(u) (aa)(mm)	1.01	0.95	(0.49)	(0.43)	495,886	—
UltraPro Short Russell2000
Six Months ended November 30, 2021(mm) (Unaudited)	1.05	0.95	(1.01)	(0.91)	140,704	—
Year ended May 31, 2021(ff)(mm)	1.08	0.95	(0.97)	(0.84)	107,592	—
Year ended May 31, 2020(ff)(mm)	1.11	0.95	0.33	0.49	170,315	—
Year ended May 31, 2019(ff)(mm)	1.11	0.95	1.21	1.36	81,442	—
Year ended May 31, 2018(ff)(mm)	1.09	0.95	0.30	0.44	69,478	—
Year ended May 31, 2017(m)(ff)(mm)	1.06	0.95	(0.49)	(0.38)	111,425	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 261

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraPro Short S&P500®
Six Months ended November 30, 2021 (Unaudited)	$19.59	$(0.07)	$(5.12)	$—	$(5.19)	$—	$—	$—		$—	$14.40	(26.50)%	(26.44)%
Year ended May 31, 2021(ff)	65.05	(0.26)	(45.20)	—	(45.46)	—	—	—		—	19.59	(69.88)	(69.98)
Year ended May 31, 2020(ff)	171.06	0.75	(104.83)	—	(104.08)	(1.72)	—	(0.21	)#	(1.93)	65.05	(61.39)	(61.26)
Year ended May 31, 2019(ff)	204.34	3.25	(33.36)	—	(30.11)	(3.17)	—	—		(3.17)	171.06	(14.89)	(14.86)
Year ended May 31, 2018(q)(ff)	319.03	1.87	(115.79)	—	(113.92)	(0.77)	—	—		(0.77)	204.34	(35.72)	(35.76)
Year ended May 31, 2017(q)(ff)	537.92	(1.72)	(217.17)	—	(218.89)	—	—	—		—	319.03	(40.70)	(40.88)
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2021 (Unaudited)	16.73	(0.08)	(0.66)	—	(0.74)	—	—	—		—	15.99	(4.41)	(4.42)
Year ended May 31, 2021	15.32	(0.15)	1.56	—	1.41	—	—	—		—	16.73	9.20	9.13
Year ended May 31, 2020	19.99	0.21	(4.57)	—	(4.36)	(0.29)	—	(0.02	)#	(0.31)	15.32	(22.11)	(21.90)
Year ended May 31, 2019	22.73	0.26	(2.79)	—	(2.53)	(0.21)	—	—		(0.21)	19.99	(11.21)	(11.83)
Year ended May 31, 2018	21.23	0.04	1.46	—	1.50	—	—	—		—	22.73	7.03	7.53
Year ended May 31, 2017	21.20	(0.12)	0.15	—	0.03	—	—	—		—	21.23	0.14	0.09

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraPro Short S&P500®
Six Months ended November 30, 2021 (Unaudited)	0.90%	0.90%	(0.85)%	(0.85)%	$619,141	—%
Year ended May 31, 2021(ff)	0.90	0.90	(0.73)	(0.73)	476,012	—
Year ended May 31, 2020(ff)	0.93	0.93	0.71	0.71	1,323,669	—
Year ended May 31, 2019(ff)	0.91	0.91	1.84	1.84	610,645	—
Year ended May 31, 2018(q)(ff)	0.91	0.91	0.75	0.75	463,787	—
Year ended May 31, 2017(q)(ff)	0.90	0.90	(0.41)	(0.41)	697,964	—
UltraShort 7-10 Year Treasury
Six Months ended November 30, 2021 (Unaudited)	1.02	0.95	(1.02)	(0.95)	73,555	—
Year ended May 31, 2021	1.10	0.95	(1.08)	(0.92)	43,490	—
Year ended May 31, 2020	1.06	0.95	1.03	1.15	29,871	—
Year ended May 31, 2019	0.97	0.95	1.12	1.14	66,966	—
Year ended May 31, 2018	0.95	0.95	0.19	0.19	142,045	—
Year ended May 31, 2017	0.97	0.95	(0.57)	(0.55)	125,279	—

See accompanying notes to the financial statements.

262 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	$20.51	$(0.08)	$(4.13)		$—	$(4.21)	$—	$—	$—		$—	$16.30	(20.52)%	(21.07)%
Year ended May 31, 2021	16.07	(0.15)	4.59		—	4.44	— (h)	—	—	(h)	— (h)	20.51	27.64	27.87
Year ended May 31, 2020	29.69	0.37	(13.49)		—	(13.12)	(0.45)	—	(0.05	)#	(0.50)	16.07	(44.80)	(44.32)
Year ended May 31, 2019	36.01	0.45	(6.34)		—	(5.89)	(0.43)	—	—		(0.43)	29.69	(16.54)	(17.80)
Year ended May 31, 2018	36.35	0.13	(0.44	)(i)	—	(0.31)	(0.03)	—	—		(0.03)	36.01	(0.86)	(0.07)
Year ended May 31, 2017	36.37	(0.17)	0.15		—	(0.02)	—	—	—		—	36.35	(0.06)	(0.03)
UltraShort Basic Materials
Six Months ended November 30, 2021 (Unaudited)	12.71	(0.06)	0.45		—	0.39	—	—	—		—	13.10	3.06	3.08
Year ended May 31, 2021(ll)	40.12	(0.22)	(27.19)		—	(27.41)	—	—	—		—	12.71	(68.32)	(68.30)
Year ended May 31, 2020(ll)	65.72	0.08	(25.42)		—	(25.34)	(0.26)	—	—		(0.26)	40.12	(38.64)	(38.75)
Year ended May 31, 2019(ll)	53.00	0.30	12.54		—	12.84	(0.12)	—	—		(0.12)	65.72	24.22	25.02
Year ended May 31, 2018(r)(ll)	73.60	(0.06)	(20.54)		—	(20.60)	—	—	—		—	53.00	(27.99)	(29.37)
Year ended May 31, 2017(r)(ll)	107.88	(0.61)	(33.67)		—	(34.28)	—	—	—		—	73.60	(31.77)	(30.96)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort 20+ Year Treasury
Six Months ended November 30, 2021 (Unaudited)	0.89%	0.89%	(0.85)%	(0.85)%	$1,441,924	—%
Year ended May 31, 2021	0.90	0.90	(0.83)	(0.83)	1,415,115	—
Year ended May 31, 2020	0.92	0.92	1.58	1.58	434,698	—
Year ended May 31, 2019	0.90	0.90	1.22	1.22	886,565	—
Year ended May 31, 2018	0.89	0.89	0.35	0.35	1,843,935	—
Year ended May 31, 2017	0.90	0.90	(0.47)	(0.47)	2,053,938	—
UltraShort Basic Materials
Six Months ended November 30, 2021 (Unaudited)	3.73	0.95	(3.73)	(0.95)	2,425	—
Year ended May 31, 2021(ll)	3.84	0.95	(3.84)	(0.94)	1,718	—
Year ended May 31, 2020(ll)	2.12	0.95	(1.03)	0.14	4,420	—
Year ended May 31, 2019(ll)	2.15	0.95	(0.68)	0.51	5,598	—
Year ended May 31, 2018(r)(ll)	2.01	0.95	(1.16)	(0.10)	4,515	—
Year ended May 31, 2017(r)(ll)	1.70	0.95	(1.43)	(0.68)	8,114	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 263

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Consumer Goods
Six Months ended November 30, 2021 (Unaudited)	$15.67	$(0.07)	$(3.37)	$—	$(3.44)	$—	$—	$—		$—	$12.23	(21.95)%	(21.92)%
Year ended May 31, 2021(bb)(ll)	38.62	(0.21)	(22.74)	—	(22.95)	—	—	—		—	15.67	(59.42)	(59.33)
Year ended May 31, 2020(bb)(ll)	60.88	0.32	(21.98)	—	(21.66)	(0.56)	—	(0.04	)#	(0.60)	38.62	(35.81)	(36.03)
Year ended May 31, 2019(bb)(ll)	65.62	0.67	(4.88)	—	(4.21)	(0.53)	—	—		(0.53)	60.88	(6.43)	(6.18)
Year ended May 31, 2018(bb)(ll)	60.79	0.16	4.67	—	4.83	—	—	—		—	65.62	7.94	7.99
Year ended May 31, 2017(bb)(ll)	78.63	(0.42)	(17.42)	—	(17.84)	—	—	—		—	60.79	(22.68)	(22.90)
UltraShort Consumer Services
Six Months ended November 30, 2021 (Unaudited)	10.04	(0.04)	(0.86)	—	(0.90)	—	—	—		—	9.14	(8.98)	(8.97)
Year ended May 31, 2021(bb)	21.74	(0.13)	(11.57)	—	(11.70)	—	—	—		—	10.04	(53.81)	(53.74)
Year ended May 31, 2020(bb)	33.39	0.14	(11.23)	—	(11.09)	(0.55)	—	(0.01	)#	(0.56)	21.74	(33.62)	(33.86)
Year ended May 31, 2019(bb)	43.13	0.58	(9.84)	—	(9.26)	(0.48)	—	—		(0.48)	33.39	(21.58)	(21.30)
Year ended May 31, 2018(bb)	57.01	0.17	(14.01)	—	(13.84)	(0.04)	—	—		(0.04)	43.13	(24.27)	(28.36)
Year ended May 31, 2017(bb)	80.63	(0.37)	(23.25)	—	(23.62)	—	—	—		—	57.01	(29.29)	(26.49)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Consumer Goods
Six Months ended November 30, 2021 (Unaudited)	8.28%	0.95%	(8.27)%	(0.94)%	$802	—%
Year ended May 31, 2021(bb)(ll)	7.90	0.95	(7.89)	(0.94)	1,028	—
Year ended May 31, 2020(bb)(ll)	4.28	0.95	(2.68)	0.66	1,568	—
Year ended May 31, 2019(bb)(ll)	3.75	0.95	(1.70)	1.10	3,234	—
Year ended May 31, 2018(bb)(ll)	3.75	0.95	(2.53)	0.27	2,665	—
Year ended May 31, 2017(bb)(ll)	3.67	0.95	(3.30)	(0.58)	1,709	—
UltraShort Consumer Services
Six Months ended November 30, 2021 (Unaudited)	8.99	0.96	(8.99)	(0.96)	856	—
Year ended May 31, 2021(bb)	7.25	0.95	(7.24)	(0.94)	940	—
Year ended May 31, 2020(bb)	6.72	0.95	(5.28)	0.49	1,764	—
Year ended May 31, 2019(bb)	7.14	0.95	(4.63)	1.57	623	—
Year ended May 31, 2018(bb)	4.82	0.95	(3.55)	0.32	1,344	—
Year ended May 31, 2017(bb)	4.24	0.95	(3.81)	(0.52)	1,776	—

See accompanying notes to the financial statements.

264 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Dow30SM
Six Months ended November 30, 2021(mm) (Unaudited)	$47.13	$(0.21)	$(1.52)	$—	$(1.73)	$—	$—	$—		$—	$45.40	(3.69)%	(3.40)%
Year ended May 31, 2021(mm)	100.13	(0.58)	(52.42)	—	(53.00)	—	—	—		—	47.13	(52.93)	(53.02)
Year ended May 31, 2020(mm)	153.73	1.02	(52.92)	—	(51.90)	(1.50)	—	(0.20	)#	(1.70)	100.13	(33.99)	(33.94)
Year ended May 31, 2019(mm)	170.27	2.52	(16.81)	—	(14.29)	(2.25)	—	—		(2.25)	153.73	(8.44)	(8.45)
Year ended May 31, 2018(q)(mm)	245.94	1.23	(76.40)	—	(75.17)	(0.50)	—	—		(0.50)	170.27	(30.57)	(30.61)
Year ended May 31, 2017(q)(mm)	367.44	(1.37)	(120.13)	—	(121.50)	—	—	—		—	245.94	(33.07)	(33.08)
UltraShort Financials
Six Months ended November 30, 2021(nn) (Unaudited)	19.91	(0.09)	(1.27)	—	(1.36)	—	—	—		—	18.55	(6.85)	(7.13)
Year ended May 31, 2021(ee)(nn)	53.76	(0.35)	(33.50)	—	(33.85)	—	—	—		—	19.91	(62.96)	(62.84)
Year ended May 31, 2020(ee)(nn)	75.89	0.23	(21.76)	—	(21.53)	(0.56)	—	(0.04	)#	(0.60)	53.76	(28.50)	(28.66)
Year ended May 31, 2019(ee)(nn)	82.20	0.45	(6.56)	—	(6.11)	(0.20)	—	—		(0.20)	75.89	(7.44)	(7.38)
Year ended May 31, 2018(ee)(nn)	116.11	0.02	(33.93)	—	(33.91)	—	—	—		—	82.20	(29.21)	(29.41)
Year ended May 31, 2017(ee)(nn)	171.05	(0.68)	(54.26)	—	(54.94)	—	—	—		—	116.11	(32.12)	(31.82)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Dow30SM
Six Months ended November 30, 2021(mm) (Unaudited)	1.01%	0.95%	(1.00)%	(0.94)%	$108,990	—%
Year ended May 31, 2021(mm)	1.00	0.95	(0.90)	(0.84)	100,430	—
Year ended May 31, 2020(mm)	1.01	0.95	0.75	0.81	210,350	—
Year ended May 31, 2019(mm)	1.01	0.95	1.59	1.64	143,100	—
Year ended May 31, 2018(q)(mm)	0.99	0.95	0.59	0.63	143,173	—
Year ended May 31, 2017(q)(mm)	0.98	0.95	(0.50)	(0.46)	229,012	—
UltraShort Financials
Six Months ended November 30, 2021(nn) (Unaudited)	1.51	0.95	(1.51)	(0.95)	13,417	—
Year ended May 31, 2021(ee)(nn)	1.21	0.95	(1.20)	(0.94)	12,909	—
Year ended May 31, 2020(ee)(nn)	1.20	0.95	0.11	0.36	42,263	—
Year ended May 31, 2019(ee)(nn)	1.20	0.95	0.32	0.57	27,413	—
Year ended May 31, 2018(ee)(nn)	1.13	0.95	(0.16)	0.02	27,635	—
Year ended May 31, 2017(ee)(nn)	1.10	0.95	(0.64)	(0.49)	49,924	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 265

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort FTSE China 50
Six Months ended November 30, 2021 (Unaudited)	$30.07	$(0.16)	$8.69	$—	$8.53	$—	$—	$—		$—	$38.60	28.32%	28.20%
Year ended May 31, 2021	54.73	(0.34)	(24.32)	—	(24.66)	—	—	—		—	30.07	(45.04)	(45.15)
Year ended May 31, 2020	69.54	0.19	(14.48)	—	(14.29)	(0.50)	—	(0.02	)#	(0.52)	54.73	(20.64)	(20.38)
Year ended May 31, 2019	61.78	0.63	7.39	—	8.02	(0.26)	—	—		(0.26)	69.54	13.02	12.97
Year ended May 31, 2018(q)	99.51	0.03	(37.76)	—	(37.73)	—	—	—		—	61.78	(37.91)	(38.02)
Year ended May 31, 2017(q)	165.98	(0.71)	(65.76)	—	(66.47)	—	—	—		—	99.51	(40.05)	(40.27)
UltraShort FTSE Europe
Six Months ended November 30, 2021 (Unaudited)	11.93	(0.06)	0.47	—	0.41	—	—	—		—	12.34	3.44	3.69
Year ended May 31, 2021	28.23	(0.18)	(16.12)	—	(16.30)	—	—	—		—	11.93	(57.75)	(57.48)
Year ended May 31, 2020	34.43	0.06	(6.03)	—	(5.97)	(0.22)	—	(0.01	)#	(0.23)	28.23	(17.37)	(17.90)
Year ended May 31, 2019	31.32	0.27	2.98	—	3.25	(0.14)	—	—		(0.14)	34.43	10.37	10.13
Year ended May 31, 2018	36.36	0.04	(5.08)	—	(5.04)	—	—	—		—	31.32	(13.87)	(13.74)
Year ended May 31, 2017	55.55	(0.30)	(18.89)	—	(19.19)	—	—	—		—	36.36	(34.56)	(34.56)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort FTSE China 50
Six Months ended November 30, 2021 (Unaudited)	1.32%	0.95%	(1.32)%	(0.95)%	$23,234	—%
Year ended May 31, 2021	1.26	0.95	(1.24)	(0.93)	16,599	—
Year ended May 31, 2020	1.17	0.95	0.08	0.30	41,152	—
Year ended May 31, 2019	1.20	0.95	0.68	0.93	38,384	—
Year ended May 31, 2018(q)	1.20	0.95	(0.21)	0.04	27,923	—
Year ended May 31, 2017(q)	1.15	0.95	(0.77)	(0.57)	43,798	—
UltraShort FTSE Europe
Six Months ended November 30, 2021 (Unaudited)	1.82	0.95	(1.82)	(0.95)	8,477	—
Year ended May 31, 2021	1.48	0.95	(1.46)	(0.93)	7,300	—
Year ended May 31, 2020	1.37	0.95	(0.24)	0.17	22,924	—
Year ended May 31, 2019	1.31	0.95	0.43	0.79	16,770	—
Year ended May 31, 2018	1.17	0.95	(0.11)	0.11	18,386	—
Year ended May 31, 2017	1.09	0.95	(0.74)	(0.60)	32,254	—

See accompanying notes to the financial statements.

266 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Health Care
Six Months ended November 30, 2021 (Unaudited)	$15.75	$(0.07)	$(1.79)	$—	$(1.86)	$—	$—	$—		$—	$13.89	(11.82)%	(11.79)%
Year ended May 31, 2021(ll)	25.83	(0.20)	(9.88)	—	(10.08)	—	—	—		—	15.75	(39.01)	(38.97)
Year ended May 31, 2020(ll)	49.12	0.27	(23.06)	—	(22.79)	(0.46)	—	(0.04	)#	(0.50)	25.83	(46.77)	(46.67)
Year ended May 31, 2019(ll)	57.71	0.62	(8.97)	—	(8.35)	(0.24)	—	—		(0.24)	49.12	(14.46)	(13.10)
Year ended May 31, 2018(ll)	75.14	0.09	(17.52)	—	(17.43)	—	—	—		—	57.71	(23.19)	(26.26)
Year ended May 31, 2017(ll)	93.42	(0.55)	(17.73)	—	(18.28)	—	—	—		—	75.14	(19.56)	(17.22)
UltraShort Industrials
Six Months ended November 30, 2021 (Unaudited)	14.47	(0.07)	0.41 (i)	—	0.34	—	—	—		—	14.81	2.38	2.49
Year ended May 31, 2021(ee)(ll)	38.93	(0.23)	(24.23)	—	(24.46)	—	—	—		—	14.47	(62.83)	(62.72)
Year ended May 31, 2020(ee)(ll)	59.34	0.09	(19.98)	—	(19.89)	(0.52)	—	—		(0.52)	38.93	(33.71)	(34.02)
Year ended May 31, 2019(ee)(ll)	65.48	0.64	(6.33)	—	(5.69)	(0.45)	—	—		(0.45)	59.34	(8.75)	(8.49)
Year ended May 31, 2018(ee)(ll)	88.41	0.15	(23.08)	—	(22.93)	—	—	—		—	65.48	(25.93)	(26.47)
Year ended May 31, 2017(ee)(ll)	135.91	(0.61)	(46.89)	—	(47.50)	—	—	—		—	88.41	(34.95)	(34.83)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Health Care
Six Months ended November 30, 2021 (Unaudited)	5.49%	0.95%	(5.49)%	(0.95)%	$2,854	—%
Year ended May 31, 2021(ll)	4.61	0.95	(4.60)	(0.94)	1,267	—
Year ended May 31, 2020(ll)	4.01	0.95	(2.36)	0.70	2,078	—
Year ended May 31, 2019(ll)	4.94	0.95	(2.67)	1.32	2,724	—
Year ended May 31, 2018(ll)	6.35	0.95	(5.25)	0.14	1,036	—
Year ended May 31, 2017(ll)	3.49	0.95	(3.17)	(0.64)	1,349	—
UltraShort Industrials
Six Months ended November 30, 2021 (Unaudited)	5.38	0.95	(5.38)	(0.94)	1,706	—
Year ended May 31, 2021(ee)(ll)	5.16	0.95	(5.15)	(0.94)	943	—
Year ended May 31, 2020(ee)(ll)	3.89	0.95	(2.76)	0.18	3,268	—
Year ended May 31, 2019(ee)(ll)	3.38	0.95	(1.41)	1.02	2,386	—
Year ended May 31, 2018(ee)(ll)	3.16	0.95	(2.00)	0.21	3,042	—
Year ended May 31, 2017(ee)(ll)	2.81	0.95	(2.41)	(0.55)	3,002	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 267

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MidCap400
Six Months ended November 30, 2021 (Unaudited)	$17.67	$(0.08)	$(0.61)		$—	$(0.69)	$—	$—	$—		$—	$16.98	(3.92)%	(3.85)%
Year ended May 31, 2021(ee)(ll)	50.69	(0.30)	(32.72)		—	(33.02)	—	—	—		—	17.67	(65.14)	(65.04)
Year ended May 31, 2020(ee)(ll)	75.68	0.17	(24.45)		—	(24.28)	(0.65)	—	(0.06	)#	(0.71)	50.69	(32.29)	(32.63)
Year ended May 31, 2019(ee)(ll)	69.55	0.88	5.94		—	6.82	(0.69)	—	—		(0.69)	75.68	9.83	11.13
Year ended May 31, 2018(ee)(ll)	93.64	0.17	(24.26)		—	(24.09)	—	—	—		—	69.55	(25.73)	(26.36)
Year ended May 31, 2017(ee)(ll)	134.76	(0.67)	(40.45)		—	(41.12)	—	—	—		—	93.64	(30.51)	(30.63)
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2021 (Unaudited)	13.55	(0.07)	6.83		—	6.76	—	—	—		—	20.31	49.80	49.67
Year ended May 31, 2021(ll)	43.46	(0.22)	(29.69)		—	(29.91)	—	—	—		—	13.55	(68.80)	(68.92)
Year ended May 31, 2020(ll)	54.60	0.36	(10.90	)(i)	—	(10.54)	(0.56)	—	(0.04	)#	(0.60)	43.46	(19.34)	(19.03)
Year ended May 31, 2019(ll)	107.77	0.83	(53.60)		—	(52.77)	(0.40)	—	—		(0.40)	54.60	(49.00)	(49.02)
Year ended May 31, 2018(t)(ll)	136.48	0.11	(28.82)		—	(28.71)	—	—	—		—	107.77	(21.04)	(21.01)
Year ended May 31, 2017(t)(ll)	400.20	(0.92)	(262.80)		—	(263.72)	—	—	—		—	136.48	(65.90)	(65.93)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MidCap400
Six Months ended November 30, 2021 (Unaudited)	4.73%	0.95%	(4.73)%	(0.95)%	$1,927	—%
Year ended May 31, 2021(ee)(ll)	2.78	0.95	(2.77)	(0.94)	2,007	—
Year ended May 31, 2020(ee)(ll)	2.95	0.95	(1.74)	0.26	6,393	—
Year ended May 31, 2019(ee)(ll)	2.90	0.95	(0.72)	1.23	2,923	—
Year ended May 31, 2018(ee)(ll)	2.39	0.95	(1.23)	0.22	3,556	—
Year ended May 31, 2017(ee)(ll)	1.93	0.95	(1.57)	(0.60)	4,787	—
UltraShort MSCI Brazil Capped
Six Months ended November 30, 2021 (Unaudited)	1.39	0.95	(1.39)	(0.95)	22,188	—
Year ended May 31, 2021(ll)	1.27	0.95	(1.26)	(0.93)	12,435	—
Year ended May 31, 2020(ll)	1.16	0.95	0.52	0.72	37,698	—
Year ended May 31, 2019(ll)	1.14	0.95	0.96	1.15	29,616	—
Year ended May 31, 2018(t)(ll)	1.18	0.95	(0.11)	0.12	30,170	—
Year ended May 31, 2017(t)(ll)	1.12	0.95	(0.69)	(0.52)	30,707	—

See accompanying notes to the financial statements.

268 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI EAFE
Six Months ended November 30, 2021 (Unaudited)	$10.26	$(0.05)	$0.53	$—	$0.48	$—	$—	$—		$—	$10.74	4.67%	5.27%
Year ended May 31, 2021	21.84	(0.14)	(11.44)	—	(11.58)	—	—	—		—	10.26	(53.01)	(52.98)
Year ended May 31, 2020	25.89	0.03	(3.92)	—	(3.89)	(0.15)	—	(0.01	)#	(0.16)	21.84	(15.05)	(15.10)
Year ended May 31, 2019	23.15	0.18	2.65	—	2.83	(0.09)	—	—		(0.09)	25.89	12.24	12.11
Year ended May 31, 2018	27.32	0.03	(4.20)	—	(4.17)	—	—	—		—	23.15	(15.26)	(15.09)
Year ended May 31, 2017	39.69	(0.23)	(12.14)	—	(12.37)	—	—	—		—	27.32	(31.18)	(31.29)
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2021 (Unaudited)	15.03	(0.08)	2.89	—	2.81	—	—	—		—	17.84	18.71	18.81
Year ended May 31, 2021	37.97	(0.20)	(22.74)	—	(22.94)	—	—	—		—	15.03	(60.42)	(60.55)
Year ended May 31, 2020	46.57	0.15	(8.37)	—	(8.22)	(0.36)	—	(0.02	)#	(0.38)	37.97	(17.70)	(17.50)
Year ended May 31, 2019	42.20	0.47	4.21	—	4.68	(0.31)	—	—		(0.31)	46.57	11.11	11.05
Year ended May 31, 2018(t)	58.06	0.10	(15.96)	—	(15.86)	—	—	—		—	42.20	(27.31)	(27.45)
Year ended May 31, 2017(t)	103.71	(0.40)	(45.25)	—	(45.65)	—	—	—		—	58.06	(44.02)	(44.03)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI EAFE
Six Months ended November 30, 2021 (Unaudited)	6.48%	0.95%	(6.48)%	(0.95)%	$939	—%
Year ended May 31, 2021	4.29	0.95	(4.28)	(0.94)	1,410	—
Year ended May 31, 2020	3.83	0.95	(2.76)	0.12	3,001	—
Year ended May 31, 2019	2.87	0.95	(1.23)	0.70	3,557	—
Year ended May 31, 2018	3.00	0.95	(1.94)	0.11	3,181	—
Year ended May 31, 2017	2.11	0.95	(1.82)	(0.66)	3,754	—
UltraShort MSCI Emerging Markets
Six Months ended November 30, 2021 (Unaudited)	2.07	0.95	(2.07)	(0.95)	6,936	—
Year ended May 31, 2021	1.71	0.95	(1.69)	(0.93)	5,467	—
Year ended May 31, 2020	1.31	0.95	(0.01)	0.35	16,662	—
Year ended May 31, 2019	1.26	0.95	0.70	1.01	19,271	—
Year ended May 31, 2018(t)	1.18	0.95	(0.01)	0.22	15,352	—
Year ended May 31, 2017(t)	1.12	0.95	(0.69)	(0.52)	32,161	—
See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 269

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort MSCI Japan
Six Months ended November 30, 2021 (Unaudited)	$13.72	$(0.06)	$0.19	$—	$0.13	$—	$—	$—		$—	$13.85	0.98%	1.24%
Year ended May 31, 2021	23.61	(0.17)	(9.72)	—	(9.89)	—	—	—		—	13.72	(41.91)	(41.84)
Year ended May 31, 2020	31.53	(0.06)	(7.79)	—	(7.85)	(0.07)	—	—		(0.07)	23.61	(24.89)	(24.92)
Year ended May 31, 2019	26.01	0.02	5.51	—	5.53	(0.01)	—	—		(0.01)	31.53	21.26	21.50
Year ended May 31, 2018	34.57	(0.04)	(8.52)	—	(8.56)	—	—	—		—	26.01	(24.78)	(25.42)
Year ended May 31, 2017	48.16	(0.27)	(13.32)	—	(13.59)	—	—	—		—	34.57	(28.22)	(27.90)
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2021 (Unaudited)	21.67	(0.09)	(1.61)	—	(1.70)	—	—	—		—	19.97	(7.84)	(7.67)
Year ended May 31, 2021(cc)	33.82	(0.24)	(11.91)	—	(12.15)	—	—	—		—	21.67	(35.93)	(36.17)
Year ended May 31, 2020(cc)	82.20	0.58	(47.98)	—	(47.40)	(0.88)	—	(0.10	)#	(0.98)	33.82	(58.25)	(58.11)
Year ended May 31, 2019(cc)	80.47	0.94	1.39	—	2.33	(0.60)	—	—		(0.60)	82.20	2.95	3.15
Year ended May 31, 2018(cc)	116.10	0.09	(35.72)	—	(35.63)	—	—	—		—	80.47	(30.69)	(30.75)
Year ended May 31, 2017(cc)	144.47	(0.70)	(27.67)	—	(28.37)	—	—	—		—	116.10	(19.64)	(19.61)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort MSCI Japan
Six Months ended November 30, 2021 (Unaudited)	2.51%	0.95%	(2.51)%	(0.95)%	$3,808	—%
Year ended May 31, 2021	1.98	0.95	(1.97)	(0.94)	4,800	—
Year ended May 31, 2020	1.78	0.95	(1.03)	(0.21)	11,215	—
Year ended May 31, 2019	2.01	0.95	(1.00)	0.06	7,091	—
Year ended May 31, 2018	1.66	0.95	(0.84)	(0.13)	5,199	—
Year ended May 31, 2017	1.48	0.95	(1.18)	(0.66)	10,369	—
UltraShort Nasdaq Biotechnology
Six Months ended November 30, 2021 (Unaudited)	1.82	0.95	(1.82)	(0.95)	6,912	—
Year ended May 31, 2021(cc)	1.55	0.95	(1.53)	(0.93)	9,666	—
Year ended May 31, 2020(cc)	1.31	0.95	0.59	0.94	12,556	—
Year ended May 31, 2019(cc)	1.21	0.95	1.03	1.28	26,408	—
Year ended May 31, 2018(cc)	1.12	0.95	(0.06)	0.10	31,888	—
Year ended May 31, 2017(cc)	1.11	0.95	(0.70)	(0.54)	54,714	—

See accompanying notes to the financial statements.

270 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Oil & Gas
Six Months ended November 30, 2021(mm) (Unaudited)	$65.50	$(0.27)	$(16.44)		$—	$(16.71)	$—	$—	$—		$—	$48.79	(25.52)%	(25.48)%
Year ended May 31, 2021(mm)	223.38	(1.23)	(156.65)		—	(157.88)	—	—	—		—	65.50	(70.68)	(70.58)
Year ended May 31, 2020(mm)	230.37	0.36	(6.35	)(i)	—	(5.99)	(0.85)	—	(0.15	)#	(1.00)	223.38	(2.59)	(3.03)
Year ended May 31, 2019(mm)	155.14	1.30	74.88		—	76.18	(0.95)	—	—		(0.95)	230.37	49.15	49.61
Year ended May 31, 2018(mm)	242.00	0.17	(87.03)		—	(86.86)	—	—	—		—	155.14	(35.89)	(35.92)
Year ended May 31, 2017(mm)	258.34	(1.15)	(15.19)		—	(16.34)	—	—	—		—	242.00	(6.33)	(6.41)
UltraShort QQQ
Six Months ended November 30, 2021 (Unaudited)	23.47	(0.09)	(7.11)		—	(7.20)	—	—	—		—	16.27	(30.68)	(30.78)
Year ended May 31, 2021(gg)	58.32	(0.26)	(34.59)		—	(34.85)	—	—	—		—	23.47	(59.75)	(59.83)
Year ended May 31, 2020(gg)	146.74	1.26	(87.51)		—	(86.25)	(1.91)	—	(0.26	)#	(2.17)	58.32	(59.49)	(59.44)
Year ended May 31, 2019(gg)	171.61	2.98	(25.10)		—	(22.12)	(2.75)	—	—		(2.75)	146.74	(13.01)	(12.94)
Year ended May 31, 2018(q)(gg)	267.36	1.44	(96.67)		—	(95.23)	(0.52)	—	—		(0.52)	171.61	(35.64)	(35.63)
Year ended May 31, 2017(q)(gg)	462.33	(1.78)	(193.19)		—	(194.97)	—	—	—		—	267.36	(42.17)	(42.27)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Oil & Gas
Six Months ended November 30, 2021(mm) (Unaudited)	1.28%	0.95%	(1.28)%	(0.95)%	$21,633	—%
Year ended May 31, 2021(mm)	1.32	0.95	(1.31)	(0.94)	17,254	—
Year ended May 31, 2020(mm)	1.33	0.95	(0.23)	0.15	16,401	—
Year ended May 31, 2019(mm)	1.31	0.95	0.37	0.74	19,218	—
Year ended May 31, 2018(mm)	1.18	0.95	(0.15)	0.08	23,801	—
Year ended May 31, 2017(mm)	1.11	0.95	(0.68)	(0.52)	34,708	—
UltraShort QQQ
Six Months ended November 30, 2021 (Unaudited)	1.03	0.95	(1.00)	(0.92)	222,858	—
Year ended May 31, 2021(gg)	1.03	0.95	(0.90)	(0.82)	221,703	—
Year ended May 31, 2020(gg)	1.04	0.95	1.18	1.27	248,507	—
Year ended May 31, 2019(gg)	1.03	0.95	1.88	1.95	355,626	—
Year ended May 31, 2018(q)(gg)	1.02	0.95	0.59	0.66	257,160	—
Year ended May 31, 2017(q)(gg)	1.03	0.95	(0.56)	(0.48)	281,358	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 271

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Real Estate
Six Months ended November 30, 2021 (Unaudited)	$17.33	$(0.07)	$(2.90)	$—	$(2.97)	$—	$—	$—		$—	$14.36	(17.15)%	(16.94)%
Year ended May 31, 2021(ll)	34.76	(0.24)	(17.19)	—	(17.43)	—	—	—		—	17.33	(50.14)	(50.29)
Year ended May 31, 2020(ll)	45.29	0.17	(10.12)	—	(9.95)	(0.54)	—	(0.04	)#	(0.58)	34.76	(22.18)	(22.10)
Year ended May 31, 2019(ll)	60.82	0.66	(15.75)	—	(15.09)	(0.44)	—	—		(0.44)	45.29	(24.94)	(24.88)
Year ended May 31, 2018(ll)	65.72	0.10	(5.00)	—	(4.90)	—	—	—		—	60.82	(7.45)	(7.63)
Year ended May 31, 2017(ll)	76.92	(0.37)	(10.83)	—	(11.20)	—	—	—		—	65.72	(14.57)	(14.50)
UltraShort Russell2000
Six Months ended November 30, 2021 (Unaudited)	13.88	(0.06)	(0.04)	—	(0.10)	—	—	—		—	13.78	(0.71)	(0.58)
Year ended May 31, 2021(gg)	46.41	(0.20)	(32.33)	—	(32.53)	—	—	—		—	13.88	(70.09)	(70.11)
Year ended May 31, 2020(gg)	67.88	0.31	(21.10)	—	(20.79)	(0.60)	—	(0.08	)#	(0.68)	46.41	(30.85)	(30.72)
Year ended May 31, 2019(gg)	59.72	0.71	8.10	—	8.81	(0.65)	—	—		(0.65)	67.88	14.83	14.83
Year ended May 31, 2018(gg)	90.34	0.35	(30.84)	—	(30.49)	(0.13)	—	—		(0.13)	59.72	(33.77)	(33.84)
Year ended May 31, 2017(gg)	141.37	(0.43)	(50.60)	—	(51.03)	—	—	—		—	90.34	(36.10)	(36.12)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Real Estate
Six Months ended November 30, 2021 (Unaudited)	1.46%	0.95%	(1.46)%	(0.95)%	$16,470	—%
Year ended May 31, 2021(ll)	1.20	0.95	(1.19)	(0.94)	16,427	—
Year ended May 31, 2020(ll)	1.31	0.95	0.06	0.42	54,669	—
Year ended May 31, 2019(ll)	1.32	0.95	0.88	1.25	21,421	—
Year ended May 31, 2018(ll)	1.18	0.95	(0.07)	0.16	21,160	—
Year ended May 31, 2017(ll)	1.19	0.95	(0.78)	(0.53)	34,364	—
UltraShort Russell2000
Six Months ended November 30, 2021 (Unaudited)	1.08	0.95	(1.07)	(0.94)	71,183	—
Year ended May 31, 2021(gg)	1.09	0.95	(0.98)	(0.85)	73,770	—
Year ended May 31, 2020(gg)	1.09	0.95	0.38	0.52	132,947	—
Year ended May 31, 2019(gg)	1.08	0.95	1.03	1.16	98,592	—
Year ended May 31, 2018(gg)	1.06	0.95	0.36	0.47	88,972	—
Year ended May 31, 2017(gg)	1.05	0.95	(0.51)	(0.41)	174,120	—

See accompanying notes to the financial statements.

272 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort S&P500®
Six Months ended November 30, 2021(mm) (Unaudited)	$47.49	$(0.18)	$(8.45)	$—	$(8.63)	$—	$—	$—		$—	$38.86	(18.17)%	(18.11)%
Year ended May 31, 2021(mm)	102.86	(0.53)	(54.84)	—	(55.37)	—	—	—		—	47.49	(53.83)	(53.86)
Year ended May 31, 2020(mm)	176.27	1.13	(72.44)	—	(71.31)	(1.80)	—	(0.30	)#	(2.10)	102.86	(40.80)	(40.72)
Year ended May 31, 2019(mm)	193.67	2.94	(17.54)	—	(14.60)	(2.80)	—	—		(2.80)	176.27	(7.60)	(7.60)
Year ended May 31, 2018(o)(mm)	256.60	1.38	(63.76)	—	(62.38)	(0.55)	—	—		(0.55)	193.67	(24.31)	(24.33)
Year ended May 31, 2017(o)(mm)	360.87	(0.34)	(103.93)	—	(104.27)	—	—	—		—	256.60	(28.89)	(29.00)
UltraShort Semiconductors
Six Months ended November 30, 2021 (Unaudited)	36.65	(0.14)	(17.79)	—	(17.93)	—	—	—		—	18.72	(48.94)	(48.84)
Year ended May 31, 2021(cc)(kk)	128.03	(0.62)	(90.76)	—	(91.38)	—	—	—		—	36.65	(71.37)	(71.48)
Year ended May 31, 2020(cc)(kk)	520.18	1.17	(390.11)	—	(388.94)	(3.01)	—	(0.20	)#	(3.21)	128.03	(75.16)	(75.02)
Year ended May 31, 2019(v)(cc)(kk)	477.08	5.91	42.55 (i)	—	48.46	(5.36)	—	—		(5.36)	520.18	10.15	9.44
Year ended May 31, 2018(r)(v)(cc)(kk)	986.67	1.87	(511.46)	—	(509.59)	—	—	—		—	477.08	(51.65)	(51.57)
Year ended May 31, 2017(r)(v)(cc)(kk)	2,351.44	(7.71)	(1,357.06)	—	(1,364.77)	—	—	—		—	986.67	(58.04)	(58.54)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort S&P500®
Six Months ended November 30, 2021(mm) (Unaudited)	0.91%	0.91%	(0.87)%	(0.87)%	$524,252	—%
Year ended May 31, 2021(mm)	0.90	0.90	(0.75)	(0.75)	582,648	—
Year ended May 31, 2020(mm)	0.91	0.91	0.83	0.83	1,480,039	—
Year ended May 31, 2019(mm)	0.89	0.89	1.65	1.65	1,131,491	—
Year ended May 31, 2018(o)(mm)	0.90	0.90	0.63	0.63	848,104	—
Year ended May 31, 2017(o)(mm)	0.89	0.89	(0.44)	(0.44)	1,418,175	—
UltraShort Semiconductors
Six Months ended November 30, 2021 (Unaudited)	3.61	0.95	(3.61)	(0.95)	2,330	—
Year ended May 31, 2021(cc)(kk)	2.52	0.95	(2.51)	(0.94)	2,734	—
Year ended May 31, 2020(cc)(kk)	1.85	0.95	(0.45)	0.45	7,554	—
Year ended May 31, 2019(v)(cc)(kk)	2.47	0.95	(0.33)	1.19	7,119	—
Year ended May 31, 2018(r)(v)(cc)(kk)	2.71	0.95	(1.50)	0.26	3,920	—
Year ended May 31, 2017(r)(v)(cc)(kk)	2.33	0.95	(1.90)	(0.52)	4,255	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 273

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS					DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments	Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort SmallCap600
Six Months ended November 30, 2021 (Unaudited)	$24.53	$(0.11)	$(0.66)	$—	$(0.77)	$—	$—	$—		$—	$23.76	(3.18)%	(3.22)%
Year ended May 31, 2021(ee)(kk)	92.30	(0.49)	(67.28)	—	(67.77)	—	—	—		—	24.53	(73.42)	(73.28)
Year ended May 31, 2020(ee)(kk)	123.90	(0.13)	(30.72)	—	(30.85)	(0.75)	—	—		(0.75)	92.30	(24.97)	(25.26)
Year ended May 31, 2019(ee)(kk)	105.26	1.33	18.37	—	19.70	(1.06)	—	—		(1.06)	123.90	18.83	17.33
Year ended May 31, 2018(ee)(kk)	164.75	0.28	(59.77)	—	(59.49)	—	—	—		—	105.26	(36.11)	(35.88)
Year ended May 31, 2017(ee)(kk)	254.31	(1.15)	(88.41)	—	(89.56)	—	—	—		—	164.75	(35.22)	(34.72)
UltraShort Technology
Six Months ended November 30, 2021(nn) (Unaudited)	22.23	(0.08)	(8.12)	—	(8.20)	—	—	—		—	14.03	(36.88)	(36.85)
Year ended May 31, 2021(cc)(nn)	59.62	(0.29)	(37.10)	—	(37.39)	—	—	—		—	22.23	(62.71)	(62.60)
Year ended May 31, 2020(cc)(nn)	170.28	0.53	(109.86)	—	(109.33)	(1.25)	—	(0.08	)#	(1.33)	59.62	(64.62)	(64.72)
Year ended May 31, 2019(v)(cc)(nn)	203.06	2.42	(33.45)	—	(31.03)	(1.75)	—	—		(1.75)	170.28	(15.34)	(15.28)
Year ended May 31, 2018(v)(cc)(nn)	352.34	0.56	(149.84)	—	(149.28)	—	—	—		—	203.06	(42.37)	(42.74)
Year ended May 31, 2017(v)(cc)(nn)	675.60	(3.05)	(320.21)	—	(323.26)	—	—	—		—	352.34	(47.85)	(47.52)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort SmallCap600
Six Months ended November 30, 2021 (Unaudited)	3.53%	0.95%	(3.53)%	(0.95)%	$3,182	—%
Year ended May 31, 2021(ee)(kk)	2.41	0.95	(2.40)	(0.94)	2,064	—
Year ended May 31, 2020(ee)(kk)	2.65	0.95	(1.82)	(0.11)	9,499	—
Year ended May 31, 2019(ee)(kk)	3.39	0.95	(1.22)	1.22	3,459	—
Year ended May 31, 2018(ee)(kk)	3.37	0.95	(2.21)	0.22	2,281	—
Year ended May 31, 2017(ee)(kk)	3.22	0.95	(2.86)	(0.59)	2,540	—
UltraShort Technology
Six Months ended November 30, 2021(nn) (Unaudited)	2.69	0.95	(2.69)	(0.95)	3,422	—
Year ended May 31, 2021(cc)(nn)	2.18	0.95	(2.17)	(0.94)	4,866	—
Year ended May 31, 2020(cc)(nn)	2.40	0.95	(0.95)	0.50	4,856	—
Year ended May 31, 2019(v)(cc)(nn)	2.68	0.95	(0.43)	1.30	5,354	—
Year ended May 31, 2018(v)(cc)(nn)	2.87	0.95	(1.71)	0.21	3,212	—
Year ended May 31, 2017(v)(cc)(nn)	2.78	0.95	(2.43)	(0.59)	2,270	—

See accompanying notes to the financial statements.

274 :: FINANCIAL HIGHLIGHTS PROSHARES TRUST

ProShares Trust Financial Highlights FOR THE PERIODS INDICATED

	SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
	PER SHARE OPERATING PERFORMANCE
	INVESTMENT OPERATIONS						DISTRIBUTIONS						TOTAL RETURN (c)
	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gains (losses) on investments		Transaction fees (b)	Total from investment operations	Net investment income	Net realized gains	Tax return of capital		Total distributions	Net asset value, end of period	Net asset value (d)	Market value (e)
UltraShort Utilities
Six Months ended November 30, 2021 (Unaudited)	$16.33	$(0.07)	$(1.24)		$—	$(1.31)	$—	$—	$—		$—	$15.02	(8.02)%	(7.91)%
Year ended May 31, 2021(ee)	23.04	(0.18)	(6.53)		—	(6.71)	—	—	—		—	16.33	(29.11)	(29.19)
Year ended May 31, 2020(ee)	37.28	0.10	(14.11)		—	(14.01)	(0.21)	—	(0.02	)#	(0.23)	23.04	(37.75)	(37.77)
Year ended May 31, 2019(ee)	51.64	0.21	(14.50)		—	(14.29)	(0.07)	—	—		(0.07)	37.28	(27.69)	(27.75)
Year ended May 31, 2018(ee)	51.81	(0.08)	(0.09	)(i)	—	(0.17)	—	—	—		—	51.64	(0.32)	0.00 (j)
Year ended May 31, 2017(ee)	70.34	(0.39)	(18.14)		—	(18.53)	—	—	—		—	51.81	(26.35)	(26.83)

	RATIOS/SUPPLEMENTAL DATA
	RATIOS TO AVERAGE NET ASSETS (f)				SUPPLEMENTAL DATA
	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate (c)(g)
UltraShort Utilities
Six Months ended November 30, 2021 (Unaudited)	4.16%	0.95%	(4.16)%	(0.95)%	$1,408	—%
Year ended May 31, 2021(ee)	4.17	0.95	(4.16)	(0.95)	2,347	—
Year ended May 31, 2020(ee)	2.66	0.95	(1.39)	0.33	1,872	—
Year ended May 31, 2019(ee)	2.41	0.95	(0.98)	0.49	4,427	—
Year ended May 31, 2018(ee)	1.78	0.95	(0.98)	(0.15)	5,487	—
Year ended May 31, 2017(ee)	1.72	0.95	(1.39)	(0.62)	7,447	—

See accompanying notes to the financial statements.

PROSHARES TRUST FINANCIAL HIGHLIGHTS :: 275

ProShares Trust Notes to Financial Highlights:

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Includes transaction fees associated with the issuance and redemption of Creation Units.

(c)  Not annualized for periods less than one year.

(d)  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e)  Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f)  Annualized for periods less than one year.

(g)  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

(h)  Per share amount is less than $0.005.

(i)  The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(j)  Less than 0.05%.

(k)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective June 24, 2016.

(l)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective July 25, 2016.

(m)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 12, 2017.

(n)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 12, 2017.

(o)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective July 17, 2017.

(p)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective July 17, 2017.

(q)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2018.

(r)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2018.

(s)  Per share amounts have been restated on a retroactive basis to reflect a 3:1 stock split effective May 24, 2018.

(t)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective May 24, 2018.

(u)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2019.

(v)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2019.

(w)  Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 21, 2020.

(x)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective April 21, 2020.

(y)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.

(z)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.

(aa)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.

(bb)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.

(cc)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.

(dd)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.

(ee)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.

(ff)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.

(gg)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.

(hh)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 25, 2021.

(ii)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 25, 2021.

(jj)  Per share amounts have been restated on a retroactive basis to reflect a 5:1 stock split effective May 25, 2021.

(kk)  Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 25, 2021.

(ll)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 25, 2021.

(mm)  Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.

(nn)  Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.

(oo)  Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective January 13, 2022.

(pp)  Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.

#  Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.

See accompanying notes to the financial statements.

276 :: FINANCIAL HIGHLIGHTSPROSHARES TRUST

NOTES TO FINANCIAL STATEMENTS

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 277

1. Organization

ProShares Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 123 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the "Funds" and individually, a "Fund"). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act.

2. Significant Accounting Policies

The net asset value per share ("NAV") of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00 p.m. Eastern Time) on each business day.

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the Trust's Board of Trustees (the "Board").

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. U.S. Treasury securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Exchange traded equity and bond futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShare Advisors LLC (the "Advisor") determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust's policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds' own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•  Level 1 — Quoted prices in active markets for identical assets.

•  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

278 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

The following is a summary of the valuations as of November 30, 2021, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short 7-10 Year Treasury	—	—	$(2,823)	—	—	—	$98,359,814	$578,584	$98,359,814	$575,761
Short 20+ Year Treasury	—	—	(38,479)	—	$439,844,309	—	277,143,375	(20,392,793)	716,987,684	(20,431,272)
Short Basic Materials	—	—	—	—	—	—	1,749,373	66,337	1,749,373	66,337
Short Dow30SM	—	—	376,760	—	224,884,872	—	37,123,207	(6,342,953)	262,008,079	(5,966,193)
Short Financials	—	—	—	—	—	—	7,019,970	(773,944)	7,019,970	(773,944)
Short FTSE China 50	—	—	—	—	—	—	7,835,465	353,141	7,835,465	353,141
Short High Yield	—	—	—	—	9,999,108	—	40,408,431	964,101	50,407,539	964,101
Short MidCap400	—	—	(3,325)	—	—	—	9,250,771	18,926	9,250,771	15,601
Short MSCI EAFE	—	—	—	—	—	—	12,520,102	838,441	12,520,102	838,441
Short MSCI Emerging Markets	—	—	—	—	—	—	32,593,896	1,713,165	32,593,896	1,713,165
Short Oil & Gas	—	—	—	—	—	—	2,440,028	(521,537)	2,440,028	(521,537)
Short QQQ	—	—	(788,659)	—	479,871,347	—	57,415,506	(18,508,988)	537,286,853	(19,297,647)
Short Real Estate	—	—	—	—	—	—	9,281,295	(1,293,449)	9,281,295	(1,293,449)
Short Russell2000	—	—	636,450	—	159,961,724	—	62,105,186	16,725,945	222,066,910	17,362,395
Short S&P500®	—	—	(1,864,214)	—	1,314,595,492	—	97,360,247	(143,789,711)	1,411,955,739	(145,653,925)
Short SmallCap600	—	—	—	—	—	—	4,473,647	(376,450)	4,473,647	(376,450)
Ultra 7-10 Year Treasury	—	$1,751,062	451	—	16,330,778	—	3,740,699	(206,633)	21,822,539	(206,182)
Ultra 20+ Year Treasury	—	—	14,982	—	17,659,008	—	21,067,831	2,628,872	38,726,839	2,643,854
Ultra Basic Materials	$57,663,277	433,569	—	—	—	—	12,186,281	(4,398,594)	70,283,127	(4,398,594)
Ultra Consumer Goods	12,402,837	13,409	—	—	—	—	3,460,350	701,351	15,876,596	701,351
Ultra Consumer Services	29,063,603	133,228	—	—	—	—	6,670,113	(817,230)	35,866,944	(817,230)
Ultra Dow30SM	392,301,768	—	28,315	—	—	—	115,026,190	(20,261,502)	507,327,958	(20,233,187)
Ultra Financials	573,102,168	125,687	—	—	—	—	170,115,236	107,298,275	743,343,091	107,298,275
Ultra FTSE China 50	—	—	—	—	—	—	10,585,239	(6,374,872)	10,585,239	(6,374,872)
Ultra FTSE Europe	—	—	—	—	—	—	4,068,474	(518,506)	4,068,474	(518,506)
Ultra Health Care	123,465,937	21,238	—	—	—	—	30,525,162	(7,729,764)	154,012,337	(7,729,764)
Ultra High Yield	—	—	—	—	—	—	18,047,233	(876,327)	18,047,233	(876,327)
Ultra Industrials	22,513,648	2,635	—	—	—	—	4,588,429	(1,986,870)	27,104,712	(1,986,870)
Ultra MidCap400	162,191,773	409,081	149,210	—	—	—	29,672,451	(13,656,378)	192,273,305	(13,507,168)
Ultra MSCI Brazil Capped	—	—	—	—	—	—	3,512,594	(1,821,032)	3,512,594	(1,821,032)
Ultra MSCI EAFE	—	—	—	—	—	—	10,025,687	(1,033,094)	10,025,687	(1,033,094)
Ultra MSCI Emerging Markets	—	—	—	—	—	—	37,207,859	(8,567,844)	37,207,859	(8,567,844)
Ultra MSCI Japan	1,094,444	—	—	—	—	—	5,286,488	(602,517)	6,380,932	(602,517)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 279

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Ultra Nasdaq Biotechnology	$198,284,743	$1,763,417	—	$11,641	—	—	$16,260,723	$(8,103,025)	$216,320,524	$(8,103,025)
Ultra Nasdaq Cloud Computing	1,361,168	—	—	—	—	—	37,532	196,660	1,398,700	196,660
Ultra Nasdaq Cybersecurity	155,521	—	—	—	—	—	3,132,276	174,661	3,287,797	174,661
Ultra Oil & Gas	153,411,648	159,838	—	—	—	—	33,459,556	(13,118,768)	187,031,042	(13,118,768)
Ultra QQQ	5,573,207,837	6,158,913	$30,881,162	—	$399,724,376	—	97,108,684	44,000,992	6,076,199,810	74,882,154
Ultra Real Estate	98,309,933	—	—	—	—	—	24,228,473	(2,043,340)	122,538,406	(2,043,340)
Ultra Russell2000	233,476,380	3,751,230	(401,691)	1,222	—	$1,980	135,948,857	(27,200,894)	373,179,669	(27,602,585)
Ultra S&P500®	4,045,212,710	390,817	10,817,816	—	799,742,812	—	86,874,882	(161,259,554)	4,932,221,221	(150,441,738)
Ultra Semiconductors	451,340,205	—	—	—	—	—	13,574,541	75,582,466	464,914,746	75,582,466
Ultra SmallCap600	29,820,558	98,464	—	—	—	—	10,862,637	(531,786)	40,781,659	(531,786)
Ultra Technology	876,072,250	240,988	—	—	—	—	319,982,756	(5,066,971)	1,196,295,994	(5,066,971)
Ultra Telecommuni- cations	1,740,465	4,860	—	—	—	—	468,854	(147,585)	2,214,179	(147,585)
Ultra Utilities	18,139,036	—	—	—	—	—	373,592	(143,903)	18,512,628	(143,903)
UltraPro Dow30SM	904,767,409	—	568,672	—	—	—	126,986,958	(37,152,123)	1,031,754,367	(36,583,451)
UltraPro MidCap400	47,375,852	124,808	49,222	—	—	—	6,137,671	(5,632,919)	53,638,331	(5,583,697)
UltraPro QQQ	15,121,764,135	12,281,410	156,167,214	—	3,499,305,449	—	278,150,784	(4,017,030)	18,911,501,778	152,150,184
UltraPro Russell2000	354,020,530	4,901,219	(70,069)	537	—	—	167,587,252	(70,367,947)	526,509,538	(70,438,016)
UltraPro S&P500®	3,001,851,800	80,245	7,691,358	—	299,793,282	—	129,694,157	(211,563,172)	3,431,419,484	(203,871,814)
UltraPro Short 20+ Year Treasury	—	—	(26,062)	—	—	—	191,688,291	(22,783,401)	191,688,291	(22,809,463)
UltraPro Short Dow30SM	—	—	1,728,298	—	379,863,969	—	49,595,934	(19,135,100)	429,459,903	(17,406,802)
UltraPro Short MidCap400	—	—	(2,432)	—	—	—	4,512,406	625,254	4,512,406	622,822
UltraPro Short QQQ	—	—	3,634	—	1,349,562,634	—	417,058,322	(155,429,704)	1,766,620,956	(155,426,070)
UltraPro Short Russell2000	—	—	605,231	—	75,822,549	—	32,367,796	9,691,199	108,190,345	10,296,430
UltraPro Short S&P500®	—	—	(305,579)	—	499,821,583	—	96,899,371	3,960,357	596,720,954	3,654,778
UltraShort 7-10 Year Treasury	—	—	(7,528)	—	—	—	70,906,148	(116,757)	70,906,148	(124,285)
UltraShort 20+ Year Treasury	—	—	(21,616)	—	1,209,582,456	—	296,789,550	(74,367,802)	1,506,372,006	(74,389,418)
UltraShort Basic Materials	—	—	—	—	—	—	1,587,592	132,598	1,587,592	132,598
UltraShort Consumer Goods	—	—	—	—	—	—	1,054,769	(305,493)	1,054,769	(305,493)
UltraShort Consumer Services	—	—	—	—	—	—	895,533	(154,133)	895,533	(154,133)
280 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Securities Lending Reinvestments	Futures Contracts*	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
UltraShort Dow30SM	—	—	$360,191	—	$34,997,831	—	$49,844,573	$1,182,463	$84,842,404	$1,542,654
UltraShort Financials	—	—	—	—	—	—	8,467,546	(2,894,231)	8,467,546	(2,894,231)
UltraShort FTSE China 50	—	—	—	—	—	—	14,273,971	1,798,986	14,273,971	1,798,986
UltraShort FTSE Europe	—	—	—	—	—	—	5,565,138	7,596	5,565,138	7,596
UltraShort Health Care	—	—	—	—	—	—	2,015,647	(293,715)	2,015,647	(293,715)
UltraShort Industrials	—	—	—	—	—	—	1,557,253	(272,259)	1,557,253	(272,259)
UltraShort MidCap400	—	—	(2,432)	—	—	—	1,483,725	(137,776)	1,483,725	(140,208)
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	13,153,447	1,767,694	13,153,447	1,767,694
UltraShort MSCI EAFE	—	—	—	—	—	—	723,994	(8,595)	723,994	(8,595)
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	4,582,177	576,022	4,582,177	576,022
UltraShort MSCI Japan	—	—	—	—	—	—	2,404,058	150,171	2,404,058	150,171
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	5,224,150	170,115	5,224,150	170,115
UltraShort Oil & Gas	—	—	—	—	—	—	18,572,171	(7,323,862)	18,572,171	(7,323,862)
UltraShort QQQ	—	—	126,999	—	154,950,724	—	85,847,095	(37,812,500)	240,797,819	(37,685,501)
UltraShort Real Estate	—	—	—	—	—	—	14,355,580	(4,229,579)	14,355,580	(4,229,579)
UltraShort Russell2000	—	—	430,703	—	9,998,653	—	57,269,586	(917,428)	67,268,239	(486,725)
UltraShort S&P500®	—	—	(288,362)	—	534,833,528	—	30,110,565	(46,347,292)	564,944,093	(46,635,654)
UltraShort Semiconductors	—	—	—	—	—	—	2,514,176	(1,281,167)	2,514,176	(1,281,167)
UltraShort SmallCap600	—	—	—	—	—	—	2,971,200	(897,624)	2,971,200	(897,624)
UltraShort Technology	—	—	—	—	—	—	3,186,443	(1,676,770)	3,186,443	(1,676,770)
UltraShort Utilities	—	—	—	—	—	—	1,362,116	(72,872)	1,362,116	(72,872)

Foreign Currency Translation

Each Fund's accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 281

securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund's custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On November 30, 2021, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.01%, dated 11/30/2021 due 12/01/2021 (a)	BNP Paribas Securities Corp., 0.04%, dated 11/30/2021 due 12/01/2021 (b)	ING Financial Markets LLC, 0.05%, dated 11/30/2021 due 12/01/2021 (c)	Total
Short 7-10 Year Treasury	$43,254,270	$41,329,158	$13,776,386	$98,359,814
Short 20+ Year Treasury	121,875,322	116,451,040	38,817,013	277,143,375
Short Basic Materials	769,296	735,057	245,020	1,749,373
Short Dow30SM	16,325,134	15,598,555	5,199,518	37,123,207
Short Financials	3,087,070	2,949,674	983,226	7,019,970
Short FTSE China 50	3,445,689	3,292,332	1,097,444	7,835,465
Short High Yield	17,769,830	16,978,951	5,659,650	40,408,431
Short MidCap400	4,068,077	3,887,020	1,295,674	9,250,771
Short MSCI EAFE	5,505,784	5,260,738	1,753,580	12,520,102
Short MSCI Emerging Markets	14,333,345	13,695,413	4,565,138	32,593,896
Short Oil & Gas	1,073,015	1,025,260	341,753	2,440,028
Short QQQ	25,248,784	24,125,042	8,041,680	57,415,506
Short Real Estate	4,081,501	3,899,846	1,299,948	9,281,295
Short Russell2000	27,311,097	26,095,566	8,698,523	62,105,186
Short S&P500®	42,814,704	40,909,158	13,636,385	97,360,247
Short SmallCap600	1,967,310	1,879,753	626,584	4,473,647
Ultra 7-10 Year Treasury	1,644,993	1,571,780	523,926	3,740,699
Ultra 20+ Year Treasury	9,264,694	8,852,353	2,950,784	21,067,831
Ultra Basic Materials	5,358,984	5,120,473	1,706,824	12,186,281
Ultra Consumer Goods	1,521,707	1,453,982	484,661	3,460,350
Ultra Consumer Services	2,933,218	2,802,671	934,224	6,670,113
Ultra Dow30SM	50,583,401	48,332,092	16,110,697	115,026,190
Ultra Financials	74,809,110	71,479,594	23,826,532	170,115,236
Ultra FTSE China 50	4,654,916	4,447,742	1,482,581	10,585,239
Ultra FTSE Europe	1,789,134	1,709,505	569,835	4,068,474
Ultra Health Care	13,423,607	12,826,166	4,275,389	30,525,162
Ultra High Yield	7,936,369	7,583,148	2,527,716	18,047,233
Ultra Industrials	2,017,787	1,927,981	642,661	4,588,429
Ultra MidCap400	13,048,624	12,467,870	4,155,957	29,672,451
Ultra MSCI Brazil Capped	1,544,683	1,475,933	491,978	3,512,594
Ultra MSCI EAFE	4,408,851	4,212,627	1,404,209	10,025,687
Ultra MSCI Emerging Markets	16,362,361	15,634,124	5,211,374	37,207,859
Ultra MSCI Japan	2,324,762	2,221,295	740,431	5,286,488
Ultra Nasdaq Biotechnology	7,150,743	6,832,485	2,277,495	16,260,723
Ultra Nasdaq Cloud Computing	16,505	15,770	5,257	37,532

282 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund Name	Barclays Capital, Inc., 0.01%, dated 11/30/2021 due 12/01/2021 (a)	BNP Paribas Securities Corp., 0.04%, dated 11/30/2021 due 12/01/2021 (b)	ING Financial Markets LLC, 0.05%, dated 11/30/2021 due 12/01/2021 (c)	Total
Ultra Nasdaq Cybersecurity	$1,377,436	$1,316,130	$438,710	$3,132,276
Ultra Oil & Gas	14,714,023	14,059,150	4,686,383	33,459,556
Ultra QQQ	42,704,078	40,803,454	13,601,152	97,108,684
Ultra Real Estate	10,654,604	10,180,402	3,393,467	24,228,473
Ultra Russell2000	59,784,257	57,123,450	19,041,150	135,948,857
Ultra S&P500®	38,203,707	36,503,381	12,167,794	86,874,882
Ultra Semiconductors	5,969,479	5,703,796	1,901,266	13,574,541
Ultra SmallCap600	4,776,904	4,564,300	1,521,433	10,862,637
Ultra Technology	140,714,176	134,451,435	44,817,145	319,982,756
Ultra Telecommunications	206,181	197,004	65,669	468,854
Ultra Utilities	164,289	156,978	52,325	373,592
UltraPro Dow30SM	55,843,213	53,357,809	17,785,936	126,986,958
UltraPro MidCap400	2,699,074	2,578,948	859,649	6,137,671
UltraPro QQQ	122,318,335	116,874,336	38,958,113	278,150,784
UltraPro Russell2000	73,697,415	70,417,378	23,472,459	167,587,252
UltraPro S&P500®	57,033,718	54,495,330	18,165,109	129,694,157
UltraPro Short 20+ Year Treasury	84,295,980	80,544,234	26,848,077	191,688,291
UltraPro Short Dow30SM	21,810,085	20,839,387	6,946,462	49,595,934
UltraPro Short MidCap400	1,984,355	1,896,039	632,012	4,512,406
UltraPro Short QQQ	183,403,691	175,240,973	58,413,658	417,058,322
UltraPro Short Russell2000	14,233,916	13,600,410	4,533,470	32,367,796
UltraPro Short S&P500®	42,612,030	40,715,505	13,571,836	96,899,371
UltraShort 7-10 Year Treasury	31,181,369	29,793,584	9,931,195	70,906,148
UltraShort 20+ Year Treasury	130,514,836	124,706,036	41,568,678	296,789,550
UltraShort Basic Materials	698,153	667,079	222,360	1,587,592
UltraShort Consumer Goods	463,841	443,196	147,732	1,054,769
UltraShort Consumer Services	393,816	376,288	125,429	895,533
UltraShort Dow30SM	21,919,425	20,943,862	6,981,286	49,844,573
UltraShort Financials	3,723,651	3,557,921	1,185,974	8,467,546
UltraShort FTSE China 50	6,277,057	5,997,686	1,999,228	14,273,971
UltraShort FTSE Europe	2,447,300	2,338,378	779,460	5,565,138
UltraShort Health Care	886,392	846,942	282,313	2,015,647
UltraShort Industrials	684,810	654,332	218,111	1,557,253
UltraShort MidCap400	652,476	623,437	207,812	1,483,725
UltraShort MSCI Brazil Capped	5,784,301	5,526,859	1,842,287	13,153,447
UltraShort MSCI EAFE	318,381	304,210	101,403	723,994
UltraShort MSCI Emerging Markets	2,015,037	1,925,355	641,785	4,582,177
UltraShort MSCI Japan	1,057,198	1,010,145	336,715	2,404,058
UltraShort Nasdaq Biotechnology	2,297,348	2,195,101	731,701	5,224,150
UltraShort Oil & Gas	8,167,214	7,803,717	2,601,240	18,572,171
UltraShort QQQ	37,751,732	36,071,523	12,023,840	85,847,095
UltraShort Real Estate	6,312,945	6,031,976	2,010,659	14,355,580
UltraShort Russell2000	25,184,615	24,063,728	8,021,243	57,269,586
UltraShort S&P500®	13,241,285	12,651,960	4,217,320	30,110,565
UltraShort Semiconductors	1,105,623	1,056,414	352,139	2,514,176
UltraShort SmallCap600	1,306,601	1,248,449	416,150	2,971,200
UltraShort Technology	1,401,256	1,338,890	446,297	3,186,443
UltraShort Utilities	598,999	572,337	190,780	1,362,116
	$1,839,311,284	$1,757,449,388	$585,816,465	$4,182,577,137

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 283

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2021 as follows:

(a)  U.S. Treasury Bonds, 0% to 3.88%, due 2/15/2022 to 11/15/2051; U.S. Treasury Notes, 0.13% to 0.25%, due 4/15/2022 to 7/15/2031, which had an aggregate value at the Trust level of $1,921,520,947.

(b)  U.S. Treasury Bills, 0%, due 12/30/2021 to 11/3/2022; U.S. Treasury Bonds, 0% to 5.25%, due 1/15/2026 to 2/15/2051; U.S. Treasury Notes, 0.11% to 2.75%, due 12/15/2021 to 11/15/2029, which had an aggregate value at the Trust level of $1,836,000,000.

(c)  Federal Farm Credit Bank, 0.13% to 3.10%, due 5/2/2022 to 1/4/2035; Federal Home Loan Bank, 0.11% to 5.50%, due 5/20/2024 to 7/15/2036; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 1/13/2022 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 1/5/2022 to 11/15/2030; U.S. Treasury Bills, 0%, due 1/6/2022; U.S. Treasury Bonds, 0.63% to 3.75%, due 2/15/2041 to 8/15/2051; U.S. Treasury Notes, 1.25% due 7/31/2023, which had an aggregate value at the Trust level of $612,001,053.

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange traded funds ("ETFs").

Real Estate Investment Trusts ("REITs")

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to (lower rated) debt instruments (also known as "junk bonds"), that are rated below "investment grade" by Moody's, Standard and Poor's and/or Fitch, Inc.

Securities Lending

Each Fund may lend securities to brokers, dealers and financial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denominated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund's assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the Fund's investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund's total assets (including the value of the collateral received).

Securities lending involves exposure to certain risks, including "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses resulting from problems in the settlement and the accounting process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in value over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as appropriate, based upon each Fund's investment objective.

In connection with its management of certain series of the Trust included in this report (ProShares Ultra Basic Materials, ProShares Ultra Consumer Good, ProShares Ultra Consumer Services, ProShares Ultra Financials, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Nasdaq Cloud Computing, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra

284 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Oil and Gas, ProShares Ultra Real Estate, ProShares Ultra Technology, ProShares Ultra Telecommunications, ProShares Ultra Utilities, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro QQQ, ProShares UltraPro Russell2000, ProShares UltraPro S&P500®, ProShares UltraPro Short Dow 30SM, ProShares UltraPro Short MidCap400, ProShares UltraPro Short QQQ, ProShares UltraPro Short Russell2000, ProShares UltraPro Short S&P500®, ProShares UltraShort Basic Materials, ProShares UltraShort Consumer Goods, ProShares UltraShort Consumer Services, ProShares UltraShort Dow30SM, ProShares UltraShort Financials, ProShares UltraShort Health Care, ProShares UltraShort Industrials, ProShares UltraShort MidCap400, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Oil & Gas, ProShares UltraShort QQQ, ProShares UltraShort Real Estate, ProShares UltraShort S&P500®, ProShares UltraShort SmallCap600, ProShares UltraShort Technology and ProShares UltraShort Utilities (the "Commodity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity pools under the Commodity Exchange Act (the "CEA"). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission ("CFTC") and the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools' operations and expenses.

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Ultra MSCI Japan	198%
Ultra Nasdaq Biotechnology	118%
Ultra Russell2000	134%
Ultra Utilities	119%
UltraPro Dow30SM	224%
UltraPro MidCap400	239%
UltraPro Russell2000	237%
UltraPro S&P500®	232%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund's Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption "Repurchase Agreements."

Following is a description of the Funds' use of derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity, index futures and in the range of approximately 1% to 3% of the contract amount for bond futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 285

as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an "offsetting" contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in offsetting transactions, the Fund will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or "swapped" between the parties is calculated with respect to a "notional amount," e.g., the return on or change in value of a particular dollar amount invested in a "basket" of securities or an ETF representing a particular index or group of securities.

Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a "net basis" with a single payment. Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the counterparty pays

286 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund's current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association ("ISDA") agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund's ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund's NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds' transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on November 30, 2021 contractually terminate within 25 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the "unrealized appreciation or depreciation" amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 ("ASC 815-10"), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity's risk exposure. ASC 815-10 provides examples of risk exposure, including interest rate, foreign exchange, equity and credit.

As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 287

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of November 30, 2021

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Short 7-10 Year Treasury	$578,584		Short 7-10 Year Treasury	$2,823
		Short 20+ Year Treasury	—		Short 20+ Year Treasury	20,431,272
		Short Basic Materials	98,905		Short Basic Materials	32,568
		Short Dow30SM	9,363,864		Short Dow30SM	15,330,057
		Short Financials	238,023		Short Financials	1,011,967
		Short FTSE China 50	353,141		Short FTSE China 50	—
		Short High Yield	964,101		Short High Yield	—
		Short MidCap400	491,848		Short MidCap400	476,247
		Short MSCI EAFE	838,441		Short MSCI EAFE	—
		Short MSCI Emerging Markets	1,713,165		Short MSCI Emerging Markets	—
		Short Oil & Gas	67,970		Short Oil & Gas	589,507
		Short QQQ	4,434,775		Short QQQ	23,732,422
		Short Real Estate	95,672		Short Real Estate	1,389,121
		Short Russell2000	18,356,222		Short Russell2000	993,827
		Short S&P500®	17,866,750		Short S&P500®	163,520,675
		Short SmallCap600	174,790		Short SmallCap600	551,240
		Ultra 7-10 Year Treasury	80,142		Ultra 7-10 Year Treasury	286,324
		Ultra 20+ Year Treasury	2,643,854		Ultra 20+ Year Treasury	—
		Ultra Basic Materials	14,814		Ultra Basic Materials	4,413,408
		Ultra Consumer Goods	1,279,305		Ultra Consumer Goods	577,954
		Ultra Consumer Services	887,155		Ultra Consumer Services	1,704,385
		Ultra Dow30SM	3,099,747		Ultra Dow30SM	23,332,934
		Ultra Financials	130,636,292		Ultra Financials	23,338,017
		Ultra FTSE China 50	—		Ultra FTSE China 50	6,374,872
		Ultra FTSE Europe	—		Ultra FTSE Europe	518,506
		Ultra Health Care	54,022		Ultra Health Care	7,783,786
		Ultra High Yield	—		Ultra High Yield	876,327
		Ultra Industrials	—		Ultra Industrials	1,986,870
		Ultra MidCap400	420,099		Ultra MidCap400	13,927,267
		Ultra MSCI Brazil Capped	—		Ultra MSCI Brazil Capped	1,821,032
		Ultra MSCI EAFE	95,194		Ultra MSCI EAFE	1,128,288
		Ultra MSCI Emerging Markets	—		Ultra MSCI Emerging Markets	8,567,844
		Ultra MSCI Japan	—		Ultra MSCI Japan	602,517

288 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		Ultra Nasdaq Biotechnology	—		Ultra Nasdaq Biotechnology	$8,103,025
		Ultra Nasdaq Cloud Computing	$352,611		Ultra Nasdaq Cloud Computing	155,951
		Ultra Nasdaq Cybersecurity	424,053		Ultra Nasdaq Cybersecurity	249,392
		Ultra Oil & Gas	1,982,352		Ultra Oil & Gas	15,101,120
		Ultra QQQ	161,628,762		Ultra QQQ	86,746,608
		Ultra Real Estate	1,303,405		Ultra Real Estate	3,346,745
		Ultra Russell2000	4,732,545		Ultra Russell2000	32,335,130
		Ultra S&P500®	10,817,816		Ultra S&P500®	161,259,554
		Ultra Semiconductors	75,582,466		Ultra Semiconductors	—
		Ultra SmallCap600	727,967		Ultra SmallCap600	1,259,753
		Ultra Technology	4,754,692		Ultra Technology	9,821,663
		Ultra Telecommunications	5,848		Ultra Telecommunications	153,433
		Ultra Utilities	46,599		Ultra Utilities	190,502
		UltraPro Dow30SM	42,992,803		UltraPro Dow30SM	79,576,254
		UltraPro MidCap400	49,222		UltraPro MidCap400	5,632,919
		UltraPro QQQ	605,858,928		UltraPro QQQ	453,708,744
		UltraPro Russell2000	—		UltraPro Russell2000	70,438,016
		UltraPro S&P500®	7,691,358		UltraPro S&P500®	211,563,172
		UltraPro Short 20+ Year Treasury	—		UltraPro Short 20+ Year Treasury	22,809,463
		UltraPro Short Dow30SM	51,097,873		UltraPro Short Dow30SM	68,504,675
		UltraPro Short MidCap400	828,318		UltraPro Short MidCap400	205,496
		UltraPro Short QQQ	39,254,743		UltraPro Short QQQ	194,680,813
		UltraPro Short Russell2000	26,692,369		UltraPro Short Russell2000	16,395,939
		UltraPro Short S&P500®	42,447,925		UltraPro Short S&P500®	38,793,147
		UltraShort 7-10 Year Treasury	29,894		UltraShort 7-10 Year Treasury	154,179
		UltraShort 20+ Year Treasury	—		UltraShort 20+ Year Treasury	74,389,418
		UltraShort Basic Materials	217,155		UltraShort Basic Materials	84,557
		UltraShort Consumer Goods	4,234		UltraShort Consumer Goods	309,727
		UltraShort Consumer Services	15,746		UltraShort Consumer Services	169,879
		UltraShort Dow30SM	8,607,567		UltraShort Dow30SM	7,064,913
		UltraShort Financials	654,117		UltraShort Financials	3,548,348
		UltraShort FTSE China 50	1,798,986		UltraShort FTSE China 50	—
		UltraShort FTSE Europe	633,070		UltraShort FTSE Europe	625,474

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 289

Asset Derivatives				Liabilities Derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statements of Assets and Liabilities Location	Fund	Unrealized Appreciation*	Statements of Assets and Liabilities Location	Fund	Unrealized Depreciation*
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Assets: Unrealized appreciation on non-exchange traded swap agreements			Net assets consist of: Net unrealized appreciation (depreciation) on: futures contracts*; Liabilities: Unrealized depreciation on non-exchange traded swap agreements
		UltraShort Health Care	$61,822		UltraShort Health Care	$355,537
		UltraShort Industrials	104,114		UltraShort Industrials	376,373
		UltraShort MidCap400	167,718		UltraShort MidCap400	307,926
		UltraShort MSCI Brazil Capped	1,767,694		UltraShort MSCI Brazil Capped	—
		UltraShort MSCI EAFE	79,694		UltraShort MSCI EAFE	88,289
		UltraShort MSCI Emerging Markets	576,022		UltraShort MSCI Emerging Markets	—
		UltraShort MSCI Japan	209,367		UltraShort MSCI Japan	59,196
		UltraShort Nasdaq Biotechnology	607,769		UltraShort Nasdaq Biotechnology	437,654
		UltraShort Oil & Gas	1,587,389		UltraShort Oil & Gas	8,911,251
		UltraShort QQQ	4,259,214		UltraShort QQQ	41,944,715
		UltraShort Real Estate	344,894		UltraShort Real Estate	4,574,473
		UltraShort Russell2000	7,365,075		UltraShort Russell2000	7,851,800
		UltraShort S&P500®	18,498,717		UltraShort S&P500®	65,134,371
		UltraShort Semiconductors	—		UltraShort Semiconductors	1,281,167
		UltraShort SmallCap600	111,219		UltraShort SmallCap600	1,008,843
		UltraShort Technology	12,577		UltraShort Technology	1,689,347
		UltraShort Utilities	2,919		UltraShort Utilities	75,791

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.

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The Effect of Derivative Instruments on the Statements of Operations for the Six Month Ended November 30, 2021

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss)
on Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		Short 7-10 Year Treasury	$(2,612,247)	$1,399,776
		Short 20+ Year Treasury	(55,763,788)	(11,436,185)
		Short Basic Materials	(356,865)	337,806
		Short Dow30SM	(40,758,613)	35,674,078
		Short Financials	(3,412,001)	3,193,514
		Short FTSE China 50	(524,968)	1,278,790
		Short High Yield	2,776,015	(3,525,043)
		Short MidCap400	(3,953,835)	3,839,592
		Short MSCI EAFE	(2,815,363)	2,987,019
		Short MSCI Emerging Markets	(646,020)	3,287,860
		Short Oil & Gas	(523,088)	206,939
		Short QQQ	(131,311,970)	26,860,365
		Short Real Estate	(1,578,541)	887,717
		Short Russell2000	(47,128,554)	45,805,444
		Short S&P500®	(264,822,264)	124,681,287
		Short SmallCap600	(773,134)	754,478
		Ultra 7-10 Year Treasury	452,082	(365,474)
		Ultra 20+ Year Treasury	3,333,866	2,011,693
		Ultra Basic Materials	12,690,990	(18,566,175)
		Ultra Consumer Goods	4,568,993	(2,450,085)
		Ultra Consumer Services	6,576,577	(5,646,504)
		Ultra Dow30SM	103,991,562	(103,095,676)
		Ultra Financials	91,985,469	(83,457,440)
		Ultra FTSE China 50	248,528	(9,071,440)
		Ultra FTSE Europe	1,391,855	(1,729,129)
		Ultra Health Care	31,187,271	(22,516,645)
		Ultra High Yield	2,079,332	(2,127,192)
		Ultra Industrials	5,508,221	(6,576,196)
		Ultra MidCap400	39,073,419	(42,172,331)
		Ultra MSCI Brazil Capped	(282,903)	(3,280,395)
		Ultra MSCI EAFE	3,370,033	(4,739,980)
		Ultra MSCI Emerging Markets	2,159,833	(18,580,237)
		Ultra MSCI Japan	2,031,191	(2,995,647)
		Ultra Nasdaq Biotechnology	20,792,442	(19,857,671)
		Ultra Nasdaq Cloud Computing	202,173	114,943
		Ultra Nasdaq Cybersecurity	428,661	335,059
		Ultra Oil & Gas	68,038,457	(55,380,892)
		Ultra QQQ	1,388,699,005	(407,031,274)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 291

Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss)
on Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		Ultra Real Estate	$29,228,239	$(17,540,499)
		Ultra Russell2000	107,743,125	(131,598,106)
		Ultra S&P500®	1,198,821,790	(766,352,318)
		Ultra Semiconductors	82,940,546	40,869,000
		Ultra SmallCap600	10,452,186	(11,853,032)
		Ultra Technology	428,193,973	(181,354,876)
		Ultra Telecommunications	194,294	(231,973)
		Ultra Utilities	(652,261)	359,521
		UltraPro Dow30SM	280,798,225	(254,106,399)
		UltraPro MidCap400	29,636,546	(30,536,112)
		UltraPro QQQ	8,225,060,066	(2,932,667,598)
		UltraPro Russell2000	216,246,251	(245,990,146)
		UltraPro S&P500®	1,442,159,938	(893,470,322)
		UltraPro Short 20+ Year Treasury	(31,347,015)	(17,729,936)
		UltraPro Short Dow30SM	(217,525,153)	198,052,915
		UltraPro Short MidCap400	(5,476,548)	4,994,455
		UltraPro Short QQQ	(1,137,805,960)	241,662,932
		UltraPro Short Russell2000	(68,730,691)	70,820,020
		UltraPro Short S&P500®	(389,173,694)	240,936,185
		UltraShort 7-10 Year Treasury	(2,423,810)	511,900
		UltraShort 20+ Year Treasury	(299,770,690)	(26,469,038)
		UltraShort Basic Materials	(1,081,800)	1,115,410
		UltraShort Consumer Goods	(131,327)	(89,697)
		UltraShort Consumer Services	(76,844)	(3,338)
		UltraShort Dow30SM	(35,670,046)	32,199,838
		UltraShort Financials	(6,942,411)	6,094,408
		UltraShort FTSE China 50	(7,376,315)	11,990,890
		UltraShort FTSE Europe	(3,555,074)	3,885,433
		UltraShort Health Care	(227,111)	53,983
		UltraShort Industrials	(154,907)	92,107
		UltraShort MidCap400	(759,561)	690,333
		UltraShort MSCI Brazil Capped	(6,012,333)	12,748,061
		UltraShort MSCI EAFE	(540,316)	603,607
		UltraShort MSCI Emerging Markets	71,922	916,847
		UltraShort MSCI Japan	(1,876,802)	1,900,887
		UltraShort Nasdaq Biotechnology	(6,853,902)	6,046,829
		UltraShort Oil & Gas	(5,349,443)	1,097,925
		UltraShort QQQ	(79,911,696)	5,758,032

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Derivatives not accounted for as hedging instruments under ASC 815	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity and Bond index futures contracts/ Non-exchange traded swap agreements	Net realized gain (loss)
on Expiration or closing of:
futures contracts and
non-exchange traded
swap agreements; Change in
net unrealized appreciation
(depreciation) on: Futures
contracts and Non-exchange
	traded swap agreements
		UltraShort Real Estate	$(15,589,143)	$12,991,361
		UltraShort Russell2000	(29,482,713)	29,373,936
		UltraShort S&P500®	(285,313,942)	169,184,893
		UltraShort Semiconductors	(1,821,640)	173,506
		UltraShort SmallCap600	(267,815)	155,780
		UltraShort Technology	(2,522,616)	687,240
		UltraShort Utilities	(1,364,621)	1,177,936

Taxes and Distributions

Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

As of November 30, 2021, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. While subject to management's discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

The Funds' tax year end is October 31st and the tax character of current year distributions and current components of accumulated earnings (deficit) will be determined at the end of the current tax year.

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 293

The tax character of distributions paid for the most recent tax years ended October 31, 2021 and October 31, 2020, were as follows:

	Year Ended October 31, 2021				Year Ended October 31, 2020
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
Short 7-10 Year Treasury	—	—	—	—	$54,086	—	$22,311	$76,397
Short 20+ Year Treasury	—	—	—	—	879,111	—	388,121	1,267,232
Short Basic Materials	—	—	—	—	3,205	—	464	3,669
Short Dow30SM	—	—	—	—	692,560	—	299,826	992,386
Short Financials	—	—	—	—	44,754	—	17,082	61,836
Short FTSE China 50	—	—	—	—	9,487	—	4,194	13,681
Short High Yield	—	—	—	—	302,084	—	107,021	409,105
Short MidCap400	—	—	—	—	23,730	—	8,940	32,670
Short MSCI EAFE	—	—	—	—	79,942	—	17,510	97,452
Short MSCI Emerging Markets	—	—	—	—	158,786	—	69,744	228,530
Short Oil & Gas	—	—	—	—	1,725	—	—	1,725
Short QQQ	—	—	—	—	1,731,258	—	896,864	2,628,122
Short Real Estate	—	—	—	—	14,657	—	6,297	20,954
Short Russell2000	—	—	—	—	878,934	—	335,476	1,214,410
Short S&P500®	—	—	—	—	6,384,895	—	2,968,113	9,353,008
Short SmallCap600	—	—	—	—	6,248	—	1,608	7,856
Ultra 7-10 Year Treasury	$76,339	—	—	$76,339	276,412	—	—	276,412
Ultra 20+ Year Treasury	—	—	—	—	254,346	—	—	254,346
Ultra Basic Materials	356,640	—	—	356,640	324,363	—	—	324,363
Ultra Consumer Goods	34,045	—	—	34,045	60,331	—	—	60,331
Ultra Consumer Services	—	—	—	—	25,345	—	—	25,345
Ultra Dow30SM	539,482	—	—	539,482	2,020,171	—	—	2,020,171
Ultra Financials	2,220,362	—	—	2,220,362	5,671,937	—	—	5,671,937
Ultra FTSE China 50	—	—	—	—	70,696	—	—	70,696
Ultra FTSE Europe	—	—	—	—	6,679	—	—	6,679
Ultra Health Care	163,582	—	—	163,582	264,768	—	—	264,768
Ultra High Yield	303,414	—	—	303,414	141,213	—	—	141,213
Ultra Industrials	17,531	—	—	17,531	91,881	—	—	91,881
Ultra MidCap400	301,030	—	—	301,030	601,053	—	—	601,053
Ultra MSCI Brazil Capped	—	—	—	—	2,936	—	—	2,936
Ultra MSCI EAFE	—	—	—	—	1,483	—	—	1,483
Ultra MSCI Emerging Markets	—	—	—	—	104,695	—	—	104,695
Ultra Oil & Gas	4,379,052	—	—	4,379,052	3,012,678	—	—	3,012,678
Ultra QQQ	—	—	—	—	1,126,908	—	—	1,126,908
Ultra Real Estate	713,114	—	—	713,114	1,133,608	—	—	1,133,608
Ultra Russell2000	46,322	—	—	46,322	545,106	—	—	545,106
Ultra S&P500®	8,141,946	—	—	8,141,946	8,847,651	—	—	8,847,651
Ultra Semiconductors	42,050	—	—	42,050	371,052	—	—	371,052
Ultra SmallCap600	7,958	—	—	7,958	40,638	—	—	40,638

294 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Year Ended October 31, 2021				Year Ended October 31, 2020
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
Ultra Technology	—	—	—	—	$642,135	—	—	$642,135
Ultra Telecommunications	$27,025	—	—	$27,025	19,409	—	—	19,409
Ultra Utilities	241,675	—	—	241,675	275,313	—	—	275,313
UltraPro Dow30SM	2,353,835	—	—	2,353,835	1,951,971	—	—	1,951,971
UltraPro MidCap400	9,726	—	—	9,726	49,563	—	—	49,563
UltraPro QQQ	15,367	—	—	15,367	1,544,886	—	—	1,544,886
UltraPro Russell2000	11,923	—	—	11,923	153,599	—	—	153,599
UltraPro S&P500®	1,265,472	—	—	1,265,472	4,356,878	—	—	4,356,878
UltraPro Short 20+ Year Treasury	—	—	—	—	158,351	—	$51,453	209,804
UltraPro Short Dow30SM	—	—	—	—	938,825	—	425,931	1,364,756
UltraPro Short MidCap400	—	—	—	—	5,194	—	1,633	6,827
UltraPro Short QQQ	—	—	—	—	5,126,703	—	2,946,926	8,073,629
UltraPro Short Russell2000	—	—	—	—	260,849	—	83,391	344,240
UltraPro Short S&P500®	—	—	—	—	2,403,669	—	1,267,615	3,671,284
UltraShort 7-10 Year Treasury	—	—	—	—	197,830	—	34,057	231,887
UltraShort 20+ Year Treasury	—	—	—	—	3,480,826	—	1,226,432	4,707,258
UltraShort Basic Materials	—	—	—	—	4,529	—	—	4,529
UltraShort Consumer Goods	—	—	—	—	4,583	—	1,337	5,920
UltraShort Consumer Services	—	—	—	—	2,741	—	542	3,283
UltraShort Dow30SM	—	—	—	—	558,781	—	236,306	795,087
UltraShort Financials	—	—	—	—	79,465	—	13,854	93,319
UltraShort FTSE China 50	—	—	—	—	65,860	—	16,419	82,279
UltraShort FTSE Europe	—	—	—	—	26,995	—	9,432	36,427
UltraShort Health Care	—	—	—	—	5,765	—	2,217	7,982
UltraShort Industrials	—	—	—	—	3,504	—	—	3,504
UltraShort MidCap400	—	—	—	—	6,545	—	2,882	9,427
UltraShort MSCI Brazil Capped	—	—	—	—	113,488	—	10,347	123,835
UltraShort MSCI EAFE	—	—	—	—	2,111	—	689	2,800
UltraShort MSCI Emerging Markets	—	—	—	—	33,851	—	11,162	45,013
UltraShort MSCI Japan	—	—	—	—	2,160	—	—	2,160
UltraShort Nasdaq Biotechnology	—	—	—	—	66,167	—	29,312	95,479
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 295

	Year Ended October 31, 2021				Year Ended October 31, 2020
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Tax return of capital	Total Distributions
UltraShort Oil & Gas	—	—	—	—	$20,933	—	$5,805	$26,738
UltraShort QQQ	—	—	—	—	1,270,736	—	640,719	1,911,455
UltraShort Real Estate	—	—	—	—	62,894	—	22,372	85,266
UltraShort Russell2000	—	—	—	—	233,372	—	99,748	333,120
UltraShort S&P500®	—	—	—	—	3,761,361	—	2,070,245	5,831,606
UltraShort Semiconductors	—	—	—	—	17,435	—	4,589	22,024
UltraShort SmallCap600	—	—	—	—	3,167	—	—	3,167
UltraShort Technology	—	—	—	—	9,324	—	4,809	14,133
UltraShort Utilities	—	—	—	—	3,607	—	2,040	5,647

At October 31, 2021 (the Funds' most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Short 7-10 Year Treasury	—	—	$(15,538,627)	$1,657,141
Short 20+ Year Treasury	—	—	(659,477,920)	(38,065,899)
Short Basic Materials	—	—	(8,042,469)	(305,110)
Short Dow30SM	—	—	(486,663,972)	(53,013,882)
Short Financials	—	—	(91,611,463)	(4,548,018)
Short FTSE China 50	—	—	(12,320,927)	(630,166)
Short High Yield	—	—	(77,750,855)	3,180,488
Short MidCap400	—	—	(51,141,092)	(4,147,240)
Short MSCI EAFE	—	—	(129,485,993)	(2,580,468)
Short MSCI Emerging Markets	—	—	(196,802,884)	(372,617)
Short Oil & Gas	—	—	(4,873,379)	(1,161,732)
Short QQQ	—	—	(868,934,375)	(130,116,547)
Short Real Estate	—	—	(34,368,118)	(3,045,025)
Short Russell2000	—	—	(752,714,307)	(37,124,022)
Short S&P500®	—	—	(3,836,035,723)	(384,978,106)
Short SmallCap600	—	—	(39,808,003)	(1,237,647)
Ultra 7-10 Year Treasury	$5,741	—	(127,541,318)	(207,722)
Ultra 20+ Year Treasury	—	—	(420,732)	255,659
Ultra Basic Materials	15,788	—	(4,025,251)	7,577,303
Ultra Consumer Goods	—	—	—	5,599,172
Ultra Consumer Services	—	—	(117,414)	6,304,388
Ultra Dow30SM	—	—	—	112,170,502
Ultra Financials	40,585,129	—	—	274,897,016
Ultra FTSE China 50	—	—	(526,222)	(8,253,450)
Ultra FTSE Europe	—	—	(378,752)	1,442,389
Ultra Health Care	—	—	—	19,283,006
Ultra High Yield	135,724	—	—	1,159,443
Ultra Industrials	—	—	(25,469)	2,226,522
Ultra MidCap400	—	—	(138,552,680)	55,052,382

296 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
Ultra MSCI Brazil Capped	—	—	$(13,404,947)	$(1,975,070)
Ultra MSCI EAFE	—	—	(6,009,572)	3,003,597
Ultra MSCI Emerging Markets	—	—	(3,276,589)	(2,051,673)
Ultra MSCI Japan	—	—	—	747,996
Ultra Nasdaq Biotechnology	—	—	(64,067,900)	(14,307,770)
Ultra Nasdaq Cloud Computing	—	—	(12,524)	692,500
Ultra Nasdaq Cybersecurity	$29,506	—	—	974,608
Ultra Oil & Gas	74,743	—	(110,599,961)	79,065,373
Ultra QQQ	—	—	(15,623,825)	1,665,868,737
Ultra Real Estate	—	—	(4,902,634)	28,791,750
Ultra Russell2000	—	—	(132,616,110)	75,988,748
Ultra S&P500®	—	—	—	1,106,552,657
Ultra Semiconductors	—	—	(238,434)	100,004,403
Ultra SmallCap600	—	—	(5,828,943)	12,518,302
Ultra Technology	—	—	(3,564,746)	456,885,903
Ultra Telecommunications	9,268	—	(708,142)	213,553
Ultra Utilities	—	—	(1,172,929)	(1,374,461)
UltraPro Dow30SM	—	—	—	282,716,021
UltraPro MidCap400	—	—	—	25,618,478
UltraPro QQQ	—	—	(46,154,294)	7,064,553,590
UltraPro Russell2000	—	—	(1,405,962)	126,524,167
UltraPro S&P500®	—	—	(542,405)	1,076,695,032
UltraPro Short 20+ Year Treasury	—	—	(147,535,449)	(13,274,898)
UltraPro Short Dow30SM	—	—	(1,316,389,169)	(274,410,779)
UltraPro Short MidCap400	—	—	(50,948,360)	(5,267,807)
UltraPro Short QQQ	—	—	(4,644,369,497)	(1,074,458,169)
UltraPro Short Russell2000	—	—	(545,887,628)	(73,572,672)
UltraPro Short S&P500®	—	—	(3,721,859,224)	(373,533,668)
UltraShort 7-10 Year Treasury	—	—	(152,398,785)	1,251,867
UltraShort 20+ Year Treasury	—	—	(5,427,344,256)	(124,219,365)
UltraShort Basic Materials	—	—	(83,585,300)	(1,035,769)
UltraShort Consumer Goods	—	—	(8,912,890)	(427,388)
UltraShort Consumer Services	—	—	(20,164,285)	(249,279)
UltraShort Dow30SM	—	—	(694,994,076)	(40,144,849)
UltraShort Financials	—	—	(493,849,490)	(11,042,846)
UltraShort FTSE China 50	—	—	(248,254,376)	(7,596,598)
UltraShort FTSE Europe	—	—	(214,302,742)	(5,227,847)
UltraShort Health Care	—	—	(10,681,088)	(629,534)
UltraShort Industrials	—	—	(20,753,011)	(501,620)
UltraShort MidCap400	—	—	(53,319,435)	(976,953)
UltraShort MSCI Brazil Capped	—	—	(79,841,323)	(4,553,808)
UltraShort MSCI EAFE	—	—	(20,315,999)	(628,268)
UltraShort MSCI Emerging Markets	—	—	(167,962,028)	139,688
UltraShort MSCI Japan	—	—	(26,204,465)	(1,929,338)
UltraShort Nasdaq Biotechnology	—	—	(73,309,426)	(1,283,986)
UltraShort Oil & Gas	—	—	(93,743,115)	(13,236,083)
UltraShort QQQ	—	—	(1,565,997,752)	(106,726,761)
UltraShort Real Estate	—	—	(239,538,722)	(7,816,244)
UltraShort Russell2000	—	—	(739,873,532)	(35,612,908)

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 297

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)
UltraShort S&P500®	—	—	$(4,976,242,361)	$(311,147,999)
UltraShort Semiconductors	—	—	(42,789,883)	(2,349,081)
UltraShort SmallCap600	—	—	(30,626,003)	(1,272,905)
UltraShort Technology	—	—	(29,097,064)	(3,959,740)
UltraShort Utilities	—	—	(10,941,598)	(1,483,895)

Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, designation of taxable distributions in excess, utilization of earnings and profits distributed to the shareholders on redemption of shares and nondeductible expenses, resulted in reclassifications as of October 31, 2021 (the Funds' most recent tax year end), among the Funds' components of net assets.

As of October 31, 2021 (the Funds' most recent tax year end), the Funds had capital loss carry forwards ("CLCFs") available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.

At October 31, 2021 (the Funds' most recent tax year end), the following Funds had available CLCFs:

No Expiration Date
Short 7-10 Year Treasury	$14,949,159
Short 20+ Year Treasury	655,428,513
Short Basic Materials	8,031,808
Short Dow30SM	484,641,501
Short Financials	91,519,944
Short FTSE China 50	12,277,892
Short High Yield	77,289,288
Short MidCap400	51,032,054
Short MSCI EAFE	129,395,577
Short MSCI Emerging Markets	196,588,496
Short Oil & Gas	4,847,854
Short QQQ	864,551,562
Short Real Estate	34,300,325
Short Russell2000	750,605,516
Short S&P500®	3,825,535,994
Short SmallCap600	39,767,261
Ultra 7-10 Year Treasury	127,541,318
Ultra 20+ Year Treasury	318,208
Ultra Basic Materials	4,025,251
Ultra FTSE China 50	383,233
Ultra FTSE Europe	339,746
Ultra MidCap400	138,552,680
Ultra MSCI Brazil Capped	13,349,906
Ultra MSCI EAFE	5,899,371
Ultra MSCI Emerging Markets	2,671,517
Ultra Nasdaq Biotechnology	63,154,375
Ultra Oil & Gas	110,599,961
Ultra Real Estate	4,902,634
Ultra Russell2000	131,225,454
Ultra SmallCap600	5,773,733
Ultra Telecommunications	708,142
Ultra Utilities	1,172,929

298 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

No Expiration Date
UltraPro Short 20+ Year Treasury	$146,818,742
UltraPro Short Dow30SM	1,313,236,058
UltraPro Short MidCap400	50,908,536
UltraPro Short QQQ	4,632,109,934
UltraPro Short Russell2000	545,015,542
UltraPro Short S&P500®	3,717,966,668
UltraShort 7-10 Year Treasury	152,043,643
UltraShort 20+ Year Treasury	5,418,290,993
UltraShort Basic Materials	83,567,720
UltraShort Consumer Goods	8,905,621
UltraShort Consumer Services	20,156,940
UltraShort Dow30SM	694,154,987
UltraShort Financials	493,732,351
UltraShort FTSE China 50	248,100,972
UltraShort FTSE Europe	214,239,033
UltraShort Health Care	10,669,813
UltraShort Industrials	20,742,767
UltraShort MidCap400	53,302,353
UltraShort MSCI Brazil Capped	79,724,699
UltraShort MSCI EAFE	20,304,451
UltraShort MSCI Emerging Markets	167,915,221
UltraShort MSCI Japan	26,167,346
UltraShort Nasdaq Biotechnology	73,237,852
UltraShort Oil & Gas	93,605,511
UltraShort QQQ	1,564,304,736
UltraShort Real Estate	239,394,947
UltraShort Russell2000	739,255,646
UltraShort S&P500®	4,971,788,244
UltraShort Semiconductors	42,766,272
UltraShort SmallCap600	30,605,605
UltraShort Technology	29,057,293
UltraShort Utilities	10,924,492

At October 31, 2021 (the Funds' most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2021:

Fund	CLCFs Utilized	Ordinary Late Year Loss Deferrals
Short 7-10 Year Treasury	$7,915	$589,468
Short 20+ Year Treasury	43,392,202	4,049,407
Short Basic Materials	—	10,661
Short Dow30SM	—	2,022,471
Short Financials	—	91,519
Short FTSE China 50	—	43,035
Short High Yield	—	461,567
Short MidCap400	—	109,038
Short MSCI EAFE	—	90,416
Short MSCI Emerging Markets	—	214,388
Short Oil & Gas	—	25,525
Short QQQ	—	4,382,813
Short Real Estate	—	67,793
Short Russell2000	—	2,108,791

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 299

Fund	CLCFs Utilized	Ordinary Late Year Loss Deferrals
Short S&P500®	—	$10,499,729
Short SmallCap600	—	40,742
Ultra 7-10 Year Treasury	$1,255,177	—
Ultra 20+ Year Treasury	—	102,524
Ultra Basic Materials	6,824,555	—
Ultra Consumer Goods	110,266	—
Ultra Consumer Services	—	117,414
Ultra Financials	195,889,303	—
Ultra FTSE China 50	2,661,945	142,989
Ultra FTSE Europe	1,282,110	39,006
Ultra Health Care	3,927,208	—
Ultra High Yield	339,304	—
Ultra Industrials	665,904	25,469
Ultra MidCap400	21,534,595	—
Ultra MSCI Brazil Capped	—	55,041
Ultra MSCI EAFE	2,299,439	110,201
Ultra MSCI Emerging Markets	10,412,235	605,072
Ultra MSCI Japan	504,548	—
Ultra Nasdaq Biotechnology	50,776,483	913,525
Ultra Nasdaq Cloud Computing	—	12,524
Ultra Oil & Gas	18,146,516	—
Ultra QQQ	—	15,623,825
Ultra Russell2000	90,880,285	1,390,656
Ultra Semiconductors	—	238,434
Ultra SmallCap600	351,892	55,210
Ultra Technology	—	3,564,746
Ultra Telecommunications	26,960	—
UltraPro MidCap400	3,619,159	—
UltraPro QQQ	—	46,154,294
UltraPro Russell2000	8,487,658	1,405,962
UltraPro S&P500®	—	542,405
UltraPro Short 20+ Year Treasury	—	716,707
UltraPro Short Dow30SM	—	3,153,111
UltraPro Short MidCap400	—	39,824
UltraPro Short QQQ	—	12,259,563
UltraPro Short Russell2000	—	872,086
UltraPro Short S&P500®	—	3,892,556
UltraShort 7-10 Year Treasury	12,125	355,142
UltraShort 20+ Year Treasury	186,606	9,053,263
UltraShort Basic Materials	—	17,580
UltraShort Consumer Goods	—	7,269
UltraShort Consumer Services	—	7,345
UltraShort Dow30SM	—	839,089
UltraShort Financials	—	117,139
UltraShort FTSE China 50	—	153,404
UltraShort FTSE Europe	—	63,709
UltraShort Health Care	—	11,275
UltraShort Industrials	—	10,244
UltraShort MidCap400	—	17,082

300 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	CLCFs Utilized	Ordinary Late Year Loss Deferrals
UltraShort MSCI Brazil Capped	—	$116,624
UltraShort MSCI EAFE	—	11,548
UltraShort MSCI Emerging Markets	—	46,807
UltraShort MSCI Japan	—	37,119
UltraShort Nasdaq Biotechnology	—	71,574
UltraShort Oil & Gas	—	137,604
UltraShort QQQ	—	1,693,016
UltraShort Real Estate	—	143,775
UltraShort Russell2000	—	617,886
UltraShort S&P500®	—	4,454,117
UltraShort Semiconductors	—	23,611
UltraShort SmallCap600	—	20,398
UltraShort Technology	—	39,771
UltraShort Utilities	—	17,106

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.

4. Advisory and Management Service Fees and Transactions with Affiliates

The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust's contractual obligations with the Funds' service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.

For the period ended November 30, 2021, advisory and management services fees, waivers, reimbursements, and expense limitations were as follows:

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short 7-10 Year Treasury	0.75%	0.10%	$12,378	—	—	0.95%	September 30, 2022
Short 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2022
Short Basic Materials	0.75	0.10	6,148	$820	$27,361	0.95	September 30, 2022
Short Dow30SM	0.75	0.10	14,369	—	—	0.95	September 30, 2022
Short Financials	0.75	0.10	34,006	—	—	0.95	September 30, 2022
Short FTSE China 50	0.75	0.10	28,108	3,748	3,607	0.95	September 30, 2022
Short High Yield	0.75	0.10	36,418	—	—	0.95	September 30, 2022
Short MidCap400	0.75	0.10	33,000	—	—	0.95	September 30, 2022

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 301

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
Short MSCI EAFE	0.75%	0.10%	$33,266	—	—	0.95%	September 30, 2022
Short MSCI Emerging Markets	0.75	0.10	30,660	—	—	0.95	September 30, 2022
Short Oil & Gas	0.75	0.10	12,769	$1,703	$19,813	0.95	September 30, 2022
Short QQQ	0.75	0.10	140,152	—	—	0.95	September 30, 2022
Short Real Estate	0.75	0.10	29,024	3,870	1,473	0.95	September 30, 2022
Short Russell2000	0.75	0.10	86,182	—	—	0.95	September 30, 2022
Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2022
Short SmallCap600	0.75	0.10	17,355	2,314	14,768	0.95	September 30, 2022
Ultra 7-10 Year Treasury	0.75	0.10	47,176	—	—	0.95	September 30, 2022
Ultra 20+ Year Treasury	0.75	0.10	39,424	—	—	0.95	September 30, 2022
Ultra Basic Materials	0.75	0.10	50,330	—	—	0.95	September 30, 2022
Ultra Consumer Goods	0.75	0.10	55,823	1,290	—	0.95	September 30, 2022
Ultra Consumer Services	0.75	0.10	54,815	—	—	0.95	September 30, 2022
Ultra Dow30SM	0.75	0.10	1,055	—	—	0.95	September 30, 2022
Ultra Financials	0.75	0.10	—	—	—	0.95	September 30, 2022
Ultra FTSE China 50	0.75	0.10	38,256	—	—	0.95	September 30, 2022
Ultra FTSE Europe	0.75	0.10	19,865	2,649	16,481	0.95	September 30, 2022
Ultra Health Care	0.75	0.10	58,292	—	—	0.95	September 30, 2022
Ultra High Yield	0.75	0.10	54,921	—	—	0.95	September 30, 2022
Ultra Industrials	0.75	0.10	74,262	—	—	0.95	September 30, 2022
Ultra MidCap400	0.75	0.10	43,167	—	—	0.95	September 30, 2022
Ultra MSCI Brazil Capped	0.75	0.10	24,588	3,279	7,867	0.95	September 30, 2022
Ultra MSCI EAFE	0.75	0.10	31,684	—	—	0.95	September 30, 2022
Ultra MSCI Emerging Markets	0.75	0.10	37,916	—	—	0.95	September 30, 2022
Ultra MSCI Japan	0.75	0.10	30,534	4,071	1,287	0.95	September 30, 2022
Ultra Nasdaq Biotechnology	0.75	0.10	156,684	—	—	0.95	September 30, 2022
Ultra Nasdaq Cloud Computing	0.75	0.10	8,993	1,199	9,877	0.95	September 30, 2022
Ultra Nasdaq Cybersecurity	0.75	0.10	14,793	1,973	3,046	0.95	September 30, 2022
Ultra Oil & Gas	0.75	0.10	43,930	—	—	0.95	September 30, 2022
Ultra QQQ	0.75	0.10	554,445	—	—	0.95	September 30, 2022
Ultra Real Estate	0.75	0.10	49,642	—	—	0.95	September 30, 2022
Ultra Russell2000	0.75	0.10	563,937	—	—	0.95	September 30, 2022
Ultra S&P500®	0.75	0.10	139,531	—	—	0.95	September 30, 2022
Ultra Semiconductors	0.75	0.10	16,431	—	—	0.95	September 30, 2022
Ultra SmallCap600	0.75	0.10	53,022	—	—	0.95	September 30, 2022
Ultra Technology	0.75	0.10	—	—	—	0.95	September 30, 2022
Ultra Telecommunications	0.75	0.10	9,281	1,238	43,104	0.95	September 30, 2022
Ultra Utilities	0.75	0.10	59,890	—	—	0.95	September 30, 2022
UltraPro Dow30SM	0.75	0.10	—	—	—	0.95	September 30, 2022
UltraPro MidCap400	0.75	0.10	90,213	—	—	0.95	September 30, 2022
UltraPro QQQ	0.75	0.10	8,693,543	—	—	0.95	September 30, 2022
UltraPro Russell2000	0.75	0.10	615,746	—	—	0.95	September 30, 2022
UltraPro S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2022
UltraPro Short 20+ Year Treasury	0.75	0.10	1,024	—	—	0.95	September 30, 2022
UltraPro Short Dow30SM	0.75	0.10	—	—	—	0.95	September 30, 2022
UltraPro Short MidCap400	0.75	0.10	18,522	2,470	14,838	0.95	September 30, 2022
UltraPro Short QQQ	0.75	0.10	307,399	—	—	0.95	September 30, 2022
UltraPro Short Russell2000	0.75	0.10	62,136	—	—	0.95	September 30, 2022
UltraPro Short S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2022

302 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

Fund	Investment Advisory Fee Rate*	Management Services Fee Rate	Advisory Fees Waived	Management Services Fees Waived	Expense Reimbursements	Expense Limitation	Expense Limitation Effective Through
UltraShort 7-10 Year Treasury	0.75%	0.10%	$20,142	—	—	0.95%	September 30, 2022
UltraShort 20+ Year Treasury	0.75	0.10	—	—	—	0.95	September 30, 2022
UltraShort Basic Materials	0.75	0.10	9,358	$1,248	$24,100	0.95	September 30, 2022
UltraShort Consumer Goods	0.75	0.10	3,545	473	30,569	0.95	September 30, 2022
UltraShort Consumer Services	0.75	0.10	3,256	434	31,157	0.95	September 30, 2022
UltraShort Dow30SM	0.75	0.10	32,608	—	—	0.95	September 30, 2022
UltraShort Financials	0.75	0.10	36,494	—	—	0.95	September 30, 2022
UltraShort FTSE China 50	0.75	0.10	37,287	—	—	0.95	September 30, 2022
UltraShort FTSE Europe	0.75	0.10	28,985	3,865	892	0.95	September 30, 2022
UltraShort Health Care	0.75	0.10	5,691	759	27,935	0.95	September 30, 2022
UltraShort Industrials	0.75	0.10	5,916	789	28,249	0.95	September 30, 2022
UltraShort MidCap400	0.75	0.10	7,330	977	28,594	0.95	September 30, 2022
UltraShort MSCI Brazil Capped	0.75	0.10	32,861	—	—	0.95	September 30, 2022
UltraShort MSCI EAFE	0.75	0.10	4,704	627	29,385	0.95	September 30, 2022
UltraShort MSCI Emerging Markets	0.75	0.10	23,022	3,070	8,427	0.95	September 30, 2022
UltraShort MSCI Japan	0.75	0.10	16,434	2,191	15,576	0.95	September 30, 2022
UltraShort Nasdaq Biotechnology	0.75	0.10	29,021	3,869	882	0.95	September 30, 2022
UltraShort Oil & Gas	0.75	0.10	31,555	—	—	0.95	September 30, 2022
UltraShort QQQ	0.75	0.10	89,730	—	—	0.95	September 30, 2022
UltraShort Real Estate	0.75	0.10	36,806	—	—	0.95	September 30, 2022
UltraShort Russell2000	0.75	0.10	53,522	—	—	0.95	September 30, 2022
UltraShort S&P500®	0.75	0.10	—	—	—	0.95	September 30, 2022
UltraShort Semiconductors	0.75	0.10	9,837	1,312	23,648	0.95	September 30, 2022
UltraShort SmallCap600	0.75	0.10	10,357	1,381	23,804	0.95	September 30, 2022
UltraShort Technology	0.75	0.10	15,018	2,002	17,650	0.95	September 30, 2022
UltraShort Utilities	0.75	0.10	8,112	1,082	25,488	0.95	September 30, 2022

*  In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of "Expenses waived and/or reimbursed by Advisor" on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the period ended November 30, 2021, advisory fees of $408,359 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of 0.73%. During the period ended November 30, 2021, advisory fees of $139,531 were waived for Ultra S&P500 pursuant to this agreement, resulting in a net advisory fee of 0.74%.During the period ended November 30, 2021, advisory fees of $8,693,543 were waived for UltraPro QQQ pursuant to this agreement, resulting in a net advisory fee of 0.63%.

For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund's annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as "Recoupment of prior expenses waived and/or reimbursed by Advisor". As of November 30, 2021, the amounts eligible for recoupment and the date of expiration are as follows:

	Expires September 30,						Total Amount Eligible for
Fund	2022	2023	2024	2025	2026	2027	Recoupment
Short 7-10 Year Treasury	$37,209	$30,777	$68,440	$58,236	$39,494	$2,726	$236,882
Short Basic Materials	68,669	60,770	69,309	68,792	67,674	11,389	346,603
Short Dow30SM	76,354	56,819	58,252	81,443	71,181	—	344,049
Short Financials	60,938	56,880	67,106	66,465	67,738	11,127	330,254
Short FTSE China 50	63,961	64,014	72,169	73,907	69,478	11,898	355,427
Short High Yield	74,384	47,725	67,482	89,319	73,328	9,307	361,545
Short MidCap400	54,461	59,003	64,470	62,288	64,925	10,736	315,883

PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 303

	Expires September 30,						Total Amount Eligible for
Fund	2022	2023	2024	2025	2026	2027	Recoupment
Short MSCI EAFE	$75,099	$50,861	$65,324	$67,005	$77,986	$9,744	$346,019
Short MSCI Emerging Markets	53,542	33,973	67,720	74,764	73,663	7,794	311,456
Short Oil & Gas	62,887	61,322	69,720	68,835	68,010	11,441	342,215
Short QQQ	239,709	217,677	289,992	356,298	296,075	46,815	1,446,566
Short Real Estate	59,167	60,323	68,486	68,631	72,237	10,869	339,713
Short Russell2000	249,456	199,443	188,717	278,667	231,769	20,741	1,168,793
Short SmallCap600	53,416	60,957	69,876	67,242	69,001	11,255	331,747
Ultra 7-10 Year Treasury	62,536	71,959	89,428	90,240	91,778	15,459	421,400
Ultra 20+ Year Treasury	76,690	73,005	92,526	88,560	86,760	12,680	430,221
Ultra Basic Materials	88,772	101,200	101,333	104,481	92,884	16,893	505,563
Ultra Consumer Goods	97,284	106,550	105,592	122,429	108,679	22,445	562,979
Ultra Consumer Services	96,358	110,784	103,519	125,868	117,859	17,817	572,205
Ultra Dow30SM	55,670	42,175	83,496	88,574	44,098	—	314,013
Ultra Financials	—	—	52,020	123,291	—	—	175,311
Ultra FTSE China 50	68,253	87,846	77,866	88,086	79,216	12,237	413,504
Ultra FTSE Europe	53,612	57,464	67,523	68,397	91,549	12,951	351,496
Ultra Health Care	93,516	119,750	135,285	131,973	94,412	31,180	606,116
Ultra High Yield	144,442	143,367	157,016	76,009	127,422	18,476	666,732
Ultra Industrials	99,560	117,943	101,797	124,278	143,038	32,088	618,704
Ultra MidCap400	86,553	98,454	149,145	129,159	153,030	7,109	623,450
Ultra MSCI Brazil Capped	57,727	57,780	68,922	68,903	73,357	11,962	338,651
Ultra MSCI EAFE	58,174	58,330	68,038	67,971	61,981	10,577	325,071
Ultra MSCI Emerging Markets	53,106	55,431	64,469	67,179	74,970	15,004	330,159
Ultra MSCI Japan	54,716	58,663	78,351	68,707	76,205	11,892	348,534
Ultra Nasdaq Biotechnology	352,874	357,572	348,301	239,152	310,901	50,707	1,659,507
Ultra Nasdaq Cloud Computing	—	—	—	—	40,946	6,957	47,903
Ultra Nasdaq Cybersecurity	—	—	—	—	39,101	7,181	46,282
Ultra Oil & Gas	121,239	107,939	128,797	139,377	103,663	12,561	613,576
Ultra QQQ	476,999	627,801	734,603	856,753	721,976	—	3,418,132
Ultra Real Estate	100,745	122,540	116,571	141,016	99,269	16,161	596,302
Ultra Russell2000	678,331	826,508	598,481	325,953	1,190,983	139,074	3,759,330
Ultra Semiconductors	76,598	96,820	104,479	116,117	78,673	—	472,687
Ultra SmallCap600	115,280	150,594	112,888	144,160	105,717	16,725	645,364
Ultra Technology	50,783	134,585	135,521	100,676	—	—	421,565
Ultra Telecommunications	93,855	91,919	108,608	107,921	108,243	17,823	528,369
Ultra Utilities	94,203	92,407	102,810	121,341	137,989	21,140	569,890
UltraPro Dow30SM	58,343	19,082	91,917	78,444	—	—	247,786
UltraPro MidCap400	79,187	135,605	112,697	132,762	108,219	54,252	622,722
UltraPro Russell2000	812,931	764,947	827,229	823,180	1,251,635	159,446	4,639,368
UltraPro Short 20+ Year Treasury	18,318	22,175	46,924	61,705	33,554	—	182,676
UltraPro Short Dow30SM	26,704	91,602	68,233	105,555	100,678	—	392,772
UltraPro Short MidCap400	62,493	65,192	72,678	70,658	73,860	11,698	356,579
UltraPro Short QQQ	359,287	290,662	465,760	788,628	705,136	109,359	2,718,832
UltraPro Short Russell2000	103,833	112,751	98,638	150,084	160,458	19,072	644,836
UltraShort 7-10 Year Treasury	3,327	—	38,596	53,252	46,329	5,727	147,231
UltraShort Basic Materials	64,799	63,073	70,451	71,277	68,121	11,531	349,252
UltraShort Consumer Goods	64,050	61,744	69,385	69,579	68,984	11,498	345,240
UltraShort Consumer Services	64,734	62,218	70,715	70,585	69,905	11,558	349,715
UltraShort Dow30SM	77,135	82,051	73,406	98,336	79,732	7,520	418,180

304 :: NOVEMBER 30, 2021 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS PROSHARES TRUST

	Expires September 30,						Total Amount Eligible for
Fund	2022	2023	2024	2025	2026	2027	Recoupment
UltraShort Financials	$67,185	$61,995	$69,598	$74,558	$71,867	$11,634	$356,837
UltraShort FTSE China 50	90,082	76,673	84,460	90,775	74,667	11,829	428,486
UltraShort FTSE Europe	62,101	55,794	66,712	68,772	66,885	10,795	331,059
UltraShort Health Care	62,982	61,997	68,921	69,051	68,004	11,343	342,298
UltraShort Industrials	61,627	61,531	69,530	70,135	68,882	11,702	343,407
UltraShort MidCap400	61,997	64,164	72,713	72,300	72,191	12,324	355,689
UltraShort MSCI Brazil Capped	63,937	54,325	62,331	63,948	70,621	9,783	324,945
UltraShort MSCI EAFE	59,845	61,180	69,545	70,471	68,132	11,533	340,706
UltraShort MSCI Emerging Markets	62,095	59,291	67,151	69,292	69,189	11,111	338,129
UltraShort MSCI Japan	57,556	60,345	68,641	68,361	68,340	11,285	334,528
UltraShort Nasdaq Biotechnology	85,111	67,576	73,296	73,070	67,920	11,006	377,979
UltraShort Oil & Gas	62,586	57,364	67,749	67,234	64,443	10,112	329,488
UltraShort QQQ	246,278	213,623	230,252	263,220	185,861	29,998	1,169,232
UltraShort Real Estate	76,125	68,322	81,940	87,665	74,474	11,214	399,740
UltraShort Russell2000	152,686	127,910	115,973	148,967	123,449	15,682	684,667
UltraShort Semiconductors	61,295	62,679	70,672	72,127	69,723	11,475	347,971
UltraShort SmallCap600	60,768	62,947	70,540	69,711	71,020	11,777	346,763
UltraShort Technology	63,735	62,504	71,059	72,086	68,752	11,497	349,633
UltraShort Utilities	60,181	60,800	68,277	69,238	67,517	11,632	337,645

Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual's related compensation, along with the compensation of staff who administer the Funds' compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the Statements of Operations as "Compliance services fees".

5. Administration Fees

JPMorgan Chase Bank, N.A. acts as the Trust's administrator (the "Administrator"). The Administrator provides certain administrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. Such fees are reflected on the Statements of Operations as "Administration Fees". Certain employees of the Administrator are also officers of the Trust.

6. Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as "Custodian Fees".

7. Listing, Data and Related Fees

The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as "Listing, Data and related fees".

8. Trustees Fees

The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Prior to July 1, 2021, each Independent trustee was paid a $185,000 annual retainer for services provided as a Board member, plus a quarterly in-person meeting fee of $10,000, an in-person special meeting fee of $3,000 and a telephonic meeting fee of $3,000. Such fees are allocated between the Funds and other affiliated funds. Each Fund's share of these fees, together with reimbursable expenses of the Trustees, is reflected on the Statements of Operations as "Trustees Fees".
PROSHARES TRUST NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2021 (UNAUDITED) :: 305

9. Distribution and Service Plan

SEI Investments Distribution Co. serves as the Funds' distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

10. Issuance and Redemption of Fund Shares

Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended November 30, 2021 or the year ended May 31, 2021.

11. Investment Transactions

For the period ended November 30, 2021, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury Funds), excluding short-term securities, derivatives and in-kind transactions, were:

Fund	Purchases	Sales
Ultra 7-10 Year Treasury	$5,081,163	$4,409,714
Ultra 20+ Year Treasury	21,699,779	894,107
Ultra Basic Materials	6,715,859	2,394,674
Ultra Consumer Goods	27,939,191	309,463
Ultra Consumer Services	20,384,191	163,501
Ultra Dow30SM	139,850,147	616,454
Ultra Financials	1,206,265,784	14,837,817
Ultra Health Care	264,189,713	9,882,277
Ultra Industrials	37,435,054	740,807
Ultra MidCap400	40,572,193	27,689,240
Ultra MSCI Japan	23,241,426	15,674,619
Ultra Nasdaq Biotechnology	21,876,008	44,250,798
Ultra Nasdaq Cloud Computing	547,167	238,311
Ultra Oil & Gas	87,459,556	32,166,478
Ultra QQQ	3,280,271,913	64,536,024
Ultra Real Estate	33,044,218	2,587,599
Ultra Russell2000	387,818,971	83,945,758
Ultra S&P500®	2,243,379,993	43,823,759
Ultra Semiconductors	315,200,350	42,449,940
Ultra SmallCap600	7,238,169	2,288,187
Ultra Technology	632,130,444	68,254,358
Ultra Telecommunications	415,924	426,033
Ultra Utilities	8,169,719	1,499,841
UltraPro Dow30SM	940,226,565	60,512,000
UltraPro MidCap400	50,031,904	1,809,284
UltraPro QQQ	9,232,866,727	110,310,653
UltraPro Russell2000	541,130,350	38,769,902
UltraPro S&P500®	2,562,260,129	32,279,411

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12. In-Kind Transactions

During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended November 30, 2021, the fair value of the securities transferred for redemptions, and the net realized gains (losses) recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains (Losses)
Ultra 20+ Year Treasury	$13,587,713	$(84,769)
Ultra Basic Materials	27,223,510	7,110,133
Ultra Consumer Goods	25,332,831	1,614,213
Ultra Consumer Services	15,031,941	2,010,445
Ultra Dow30SM	115,112,668	16,343,711
Ultra Financials	1,199,786,850	176,741,004
Ultra Health Care	275,544,207	27,428,525
Ultra Industrials	44,537,351	6,070,817
Ultra MidCap400	16,089,107	4,777,101
Ultra MSCI Japan	5,955,059	12,470
Ultra Nasdaq Biotechnology	118,384,406	18,278,976
Ultra Nasdaq Cybersecurity	105,831	14,938
Ultra Oil & Gas	88,841,218	25,978,915
Ultra QQQ	2,676,771,527	694,374,088
Ultra Real Estate	21,865,050	4,523,621
Ultra Russell2000	633,307,043	33,709,171
Ultra S&P500®	2,885,297,034	475,795,366
Ultra Semiconductors	191,322,191	37,412,967
Ultra SmallCap600	4,540,842	1,369,426
Ultra Technology	407,765,489	122,559,331
Ultra Utilities	9,328,079	594,324
UltraPro Dow30SM	1,439,644,452	77,326,548
UltraPro MidCap400	31,533,371	3,554,423
UltraPro QQQ	8,695,176,572	1,302,675,531
UltraPro Russell2000	348,248,544	21,357,751
UltraPro S&P500®	2,916,504,136	226,614,949

In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended November 30, 2021, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
Ultra Health Care	$43,154,345
Ultra Industrials	1,690,987
Ultra MidCap400	10,076,483
Ultra Nasdaq Biotechnology	80,945,666
Ultra Nasdaq Cybersecurity	53,898
Ultra Oil & Gas	24,919,973
Ultra QQQ	639,222,982
Ultra Real Estate	2,531,011
Ultra Russell2000	5,156,000
Ultra S&P500®	1,322,544,652
Ultra Semiconductors	96,571,365
Ultra SmallCap600	1,575,686
Ultra Technology	46,063,027

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Fund	Fair Value
Ultra Utilities	$11,244,809
UltraPro Dow30SM	769,124,630
UltraPro MidCap400	4,210,545
UltraPro QQQ	4,427,085,447
UltraPro S&P500®	1,873,626,222

13. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund's position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund's net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund's investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund's return.

•  Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor's investment.

•  Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•  Correlation Risk

There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund's NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund's index on such day. A number of other factors may adversely affect a Fund's correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the

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securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund's correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund's underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund's currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund's ability to meet its investment objective.

•  Counterparty Risk

A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.

At November 30, 2021, the ProShares Ultra Consumer Goods, ProShares Ultra Financials, ProShares Ultra Nasdaq Cloud Computing, ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Semiconductors, ProShares UltraShort Industrials and ProShares UltraShort Nasdaq Biotechnology funds had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.

•  Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•  Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•  LIBOR Risk

The terms of many investments, financings or other transactions to which a Fund may be a party have been historically tied to the London Interbank Offered Rate, or "LIBOR." LIBOR is the offered rate at which major international banks can obtain wholesale, unsecured funding, and LIBOR may be available for different durations (e.g., 1 month or 3 months) and for different currencies. LIBOR may be a significant factor in determining a Fund's payment obligations under a derivative investment, the cost of financing to a Fund or an investment's value or return to a Fund, and may be used in other ways that affect a Fund's investment performance. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom's financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On March 5, 2021, the FCA and LIBOR's administrator, ICE Benchmark Administration ("IBA"), announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. It is possible that the FCA may compel the IBA to publish a subset of LIBOR settings after these dates on a "synthetic" basis, but any such publications would be considered non-representative of the underlying market. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate, which is intended to replace the U.S. dollar LIBOR). Alternative reference rates can differ significantly from LIBOR — both in the actual rate and how it is calculated — and it is unclear whether and when markets will adopt these rates as a widely accepted replacement for LIBOR. Various financial industry groups have begun planning for transition away from LIBOR, but there are also obstacles to converting certain securities and transactions to new reference rates. Markets are developing slowly and questions around liquidity in these rates and how to appropriately adjust these rates to mitigate any economic value transfer at the time of transition remain a significant concern. Neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and

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illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies, resulting in prolonged adverse market conditions for a Fund. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect a Fund's performance or NAV.

•  Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.

•  Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer's default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•  Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund's investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds' investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund's performance, resulting in losses to your investment.

•  Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shock

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.

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14. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects risk of significant loss to be remote.

15. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., "Lehman") whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman's bankruptcy proceedings.

To the extent that Lehman, the Securities Investor Protection Corporation ("SIPC") and/or any clearing agency (the "Potential Paying Parties") fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment adviser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the "PF Trusts") (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the "Lehman Obligations"). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relating to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in "Due from (to) counterparty" and "Receivable for investments sold", respectively, on the Statements of Assets and Liabilities.

16. Subsequent Events

Effective January 13, 2022, each of ProShares Ultra Consumer Services, ProShares Ultra S&P500®, ProShares Ultra Technology, ProShares UltraPro QQQ and ProShares UltraPro S&P500®, underwent a 2-for-1 share split; ProShares Ultra Consumer Goods underwent a 4-for-1 share split; ProShares Short Real Estate, ProShares UltraShort Financials and ProShares UltraShort Technology underwent a 1-for-2 reverse share split and cusip change and ProShares Short Basic Materials, ProShares UltraPro Short QQQ, ProShares UltraPro Short Russell2000, ProShares UltraShort Dow30SM, ProShares UltraShort Oil & Gas and UltraShort S&P500® underwent a 1-for-5 reverse share split and cusip change.

The effect of the share split transactions was to multiply the number of outstanding shares of the Funds by the split factor, with a corresponding decrease in the net asset value per share; and the effect of the reverse share split transactions was to divide the number of outstanding shares of the Funds by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the Funds or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the share splits and reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

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Liquidity Risk Management Program

ProShares Trust (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the Board") has approved the designation of ProShare Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity Program, subject to the oversight of the Board.

On September 13-14, 2021, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2020 through June 30, 2021, addressed the operation of the Trust's Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Administrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

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At a meeting held on September 13-14, 2021, the Board of Trustees (the "Board") of ProShares Trust (the "Trust") considered the renewal of the Investment Advisory Agreement (the "Advisory Agreement") and the Investment Advisory and Management Agreement (the "Unitary Fee Agreement") (collectively, the "Advisory Agreements"), each for certain series of ProShares Trust (the "Trust"), between the Trust and ProShare Advisors LLC (the "Advisor"), on behalf of each of its operational series (the "Funds"). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a "Matching Fund" and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a specified investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a "Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underlying index for a single day, not for any other period.

The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.

The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board's responsibilities under state and federal law with respect to the Board's consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.

In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:

(i)  the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;

(ii)  the costs of the services to be provided and the profits realized by the Advisor;

(iii)  the investment performance of the Funds and the Advisor;

(iv)  the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and

(v)  other benefits to the Advisor and/or its affiliates from the relationship to the Funds.

It was noted that the Independent Trustees requested, and received, information from the Advisor concerning the Funds. In response to the request from the Independent Trustees, the Advisor provided information and reports relevant to the continuation of the Advisory Agreements, including, among other things:

(i)  information about the advisory services that were being provided by the Advisor with respect to the Funds;

(ii)  the Advisor's Form ADV;

(iii)  biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;

(iv)  information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;

(v)  information regarding advisory fees earned versus advisory fees waived for previous periods;

(vi)  performance information for prior periods;

(vii)  comparative industry fee data;

(viii)  information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;

(ix)  information regarding the Advisor's trade allocation and best execution policies and procedures;

(x)  information about the financial condition of the Advisor;

(xi)  information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust procedures; and

(xii)  the Advisor's reputation, expertise and resources.

The Independent Trustees retained the services of an independent consultant to assist in selecting a universe of peer group funds (the "Peer Group") with similar investment strategies, as well as to help them in evaluating information with respect to certain aspects of their review, including the reasonableness of fees paid by the Funds. The Board evaluated all information available to it on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

In addition to the information provided and discussions that occurred at the meeting, at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information they received throughout the year as part of their regular oversight of the Funds.

Nature, Extent and Quality of the Advisor's Services

The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted there would be no significant differences between the scope of services provided by the Advisor in the past year and those to be

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 313

provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:

(i)  the investment objective of each Fund, the Advisor's description of the skills needed to manage each Fund and the Advisor's success in achieving the investment objectives of each Fund;

(ii)  the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;

(iii)  with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;

(iv)  the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;

(v)  the structure of the portfolio staff compensation program and the incentives it is intended to provide;

(vi)  the collateral, credit and cash management functions at the Advisor and the enhancements made in these areas;

(vii)  the Advisor's development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds' ability to meet their stated investment objectives and minimize counterparty risk;

(viii)  a significant investment in personnel and state-of-the-art technology that the Advisor has made over the course of several years and, recently, instituting certain technological upgrades that would generally improve capacity and document production capabilities as well as technological upgrades that have continued to contribute to successful remote working conditions during the COVID-19 pandemic;

(ix)  information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as favorable terms of derivatives transactions the Advisor was able to negotiate with swap counterparties on behalf of various Funds; and

(x)  the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs than for traditional ETFs.

The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The Board also reviewed the Advisor's compliance program, including specific activities associated with the Funds. The Board discussed the compliance program with the Funds' Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor's compliance program and efforts with respect to the Funds, changes made to the Advisor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during the prior years and the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.

Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds, (iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services required to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the Advisor to the Funds.

Comparison of Services and Fees

The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs and in certain cases mutual funds, offering strategies similar in nature and extent to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information because, by design, many of the Funds are unique, because they are geared funds or because they are based on "thematic" strategies or newer indices, and few, if any, fund complexes with funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor's representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between the Funds and their peers that limited the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was identical to that used in prior years. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative information it received to be useful in its evaluation of the reasonableness of the Advisor's fee. The Advisor presented information about the significant drivers of cost and also examined the costs to investors to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.

The Board reviewed information prepared by the independent consultant comparing management and expense information for each Fund to that of its Peer Group. The Board reviewed Peer Group information prepared by the consultant comparing the contractual advisory fee rate to be paid by the Funds to other funds with investment objectives most similar to the Funds. The Board also considered the fee waiver and/or

314 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT PROSHARES TRUST

expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.

The Board considered and discussed the sub-advisory fees charged and the services provided by the Advisor to the five mutual funds it serves as sub-adviser. The Board recognized that the scope of services provided by the Advisor as sub-adviser to the mutual funds is narrower than the services provided to the Funds for several reasons, including that the Advisor performs only services delegated to it by the investment adviser to the mutual funds and does not provide other services like daily cash management, collateral management and counterparty management. The Board noted that for these reasons it is difficult to make comparisons of fees charged to the sub-advised mutual funds and the Funds.

The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.

The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.

Investment Performance of the Funds and the Advisor

The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5-year, 10-year and since inception periods ended June 30, 2021, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.

The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund's total return.

With regard to ProShares Managed Futures Strategy, the Board noted that for the one- and three- year periods ended June 30, 2021, the Fund underperformed its Peer Group average and universe average and underperformed its benchmark index, and for the five-year period ended June 30, 2021, slightly outperformed its Peer Group average and universe average and underperformed its benchmark index. The Board noted that the ProShares K-1 Crude Oil Strategy is no longer an Active Fund but became a Matching Fund in March of 2021. The Board noted that for the quarter ended June 30, 2021, the Fund closely tracked its benchmark index. The Board further noted that for the one-year period ended June 30, 2021, the Fund outperformed its universe average and slightly outperformed its benchmark index, and for the three-year period ended June 30, 2021, the Fund underperformed its universe average and underperformed its benchmark index.

After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded, in light of the foregoing factors, that the performance of the Funds was satisfactory.

Profitability

The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds. The Board also discussed the Advisor's profit margin, including the expense allocation methodology used in the Advisor's profitability analysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.

The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor and the independent consultant, as well as of the information provided by a separate independent consultant retained to review profitability and the Advisor's methodology to calculate profitability. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, including the methodologies involved in calculating profitability. The Independent Trustees also met with the independent consultant in executive session to discuss the profitability analysis

Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor of the Advisory Agreement and the Unitary Fee Agreement was reasonable in light of the services and benefits provided to each Fund.

Economies of Scale

The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board considered that each Fund covered by the Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75% of average daily net assets (other than the ProShares Morningstar Alternatives Solution ETF, which pays 0.07%, the ProShares Global Listed Private Equity ETF, and the ProShares Short Term USD Emerging Markets Bond ETF, each of which pays 0.50%, and the ProShares Inflation Expectations ETF, which pays 0.55%), and that, pursuant

PROSHARES TRUST BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 315

to a contractual three year waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in excess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of $8.5 billion, through at least September 30, 2022. The Board considered that ProShares UltraPro QQQ was the only Fund subject to investment advisory fee reductions as a result of breakpoint fee reductions, reaching asset levels above $4 billion but less than $5.5 billion at various dates during the fiscal period.

The Board considered that the Funds covered by the Unitary Fee Agreement pay an advisory fee that remains the same (as a percentage of such a Fund's net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor was contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund's normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor's representation that such an arrangement provides important distribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with "strategic" or "matching" funds.

The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.

The Board considered that certain Funds may benefit from the expense limitation arrangements in place for certain of the Funds.

The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.

Other Benefits

The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Services Agreement for Funds covered under the Advisory Agreement. The Board considered the fact that the Geared Funds' shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.

Conclusions

Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor's expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory Agreements.

316 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT PROSHARES TRUST

Federal Tax Information

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the percentages of ordinary dividends paid during the tax year ended October 31, 2021 are designated as "qualified dividend income" (QDI), as defined in the Act, subject to reduced tax rates in 2021. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds designated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended October 31, 2021.

As of October 31, 2021, the Funds federal tax information is as follows:

Funds	QDI	DRD	QII
Ultra 7-10 Year Treasury	0.00%	0.00%	90.44%
Ultra Basic Materials	100.00	100.00	0.01
Ultra Consumer Goods	100.00	100.00	0.01
Ultra Dow30SM	100.00	100.00	0.20
Ultra Financials	100.00	100.00	0.01
Ultra Health Care	100.00	100.00	0.03
Ultra Industrials	100.00	100.00	0.03
Ultra MidCap400	100.00	100.00	0.02
Ultra Oil & Gas	100.00	100.00	0.01
Ultra Real Estate	0.00	0.00	0.05
Ultra Russell 2000	100.00	100.00	0.00
Ultra S&P500®	100.00	100.00	0.02
Ultra Semiconductors	100.00	100.00	0.00
Ultra SmallCap600	100.00	100.00	0.00
Ultra Telecommunications	100.00	100.00	0.00
Ultra Utilities	100.00	100.00	0.03
UltraPro Dow30SM	100.00	100.00	0.02
UltraPro MidCap400	100.00	100.00	0.00
UltraPro QQQ	100.00	100.00	0.00
UltraPro Russell2000	100.00	100.00	0.00
UltraPro S&P500®	100.00	100.00	0.00

Funds with Short-Term Capital Gain Designation

For the tax year ended October 31, 2021, the Trust does not have any ordinary distributions paid during the Trust's tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short Term Gains.

Funds with Equalization

For the tax year ended October 31, 2021, the following Funds utilized equalization to offset long-term capital gains with the amounts stated below:

Fund	Long-Term
Ultra Consumer Services	$6,993
Ultra Dow30SM	4,540,122
Ultra MSCI Japan	1,047,452
Ultra QQQ	44,589,425
Ultra S&P500®	39,313,247
Ultra Semiconductors	1
Ultra Technology	66,478
UltraPro Dow30SM	7,968,810
UltraPro QQQ	129,111,385
UltraPro S&P500®	23,742,512

PROSHARES TRUST MISC. INFORMATION (UNAUDITED) :: 317

Proxy Voting Information

A description of the Trust's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission ("SEC") Website (http://www.sec.gov).

Quarterly Portfolio Holdings Information

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (Form N-Q for filings prior to March 1, 2019). The Funds' Form N-PORT will be available on the SEC's Website at http://www.sec.gov. The Funds' Form N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund's net asset value may be found on the website at www.ProShares.com

318 :: MISC. INFORMATION (UNAUDITED) PROSHARES TRUST

ProShares Trust

7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814

866.PRO.5125 866.776.5125

ProShares.com

Geared ETFs seek returns that are either 3x, 2x, -1x, -2x or -3x the return of an index or other benchmark (target) for a single day, as measured from one NAV calculation to the next. Due to the compounding of daily returns, ProShares' returns over periods other than one day will likely differ in amount and possibly direction from the target return for the same period. These effects may be more pronounced in funds with larger or inverse multiples and in funds with volatile benchmarks. Investors should monitor their holdings consistent with their strategies, as frequently as daily. For more on correlation, leverage and other risks, please read the prospectus.

This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each ETF, visit ProShares.com.

"QQQ", "NASDAQ-100®" and "NASDAQ Biotechnology Index®" are trademarks of The NASDAQ OMX Group, Inc. "Standard & Poor's®", "S&P®", "S&P 500®", "S&P MidCap 400®", "S&P SmallCap 600®", "Standard & Poor's 500®", "S&P 500® VIX® Short-Term Futures IndexTM", "S&P 500® VIX® Mid-Term Futures IndexTM", certain "S&P Select Industry Indices", "Dow Jones Index", "DJ", "Dow Jones Industrial AverageSM", "The Dow 30SM", "Dow Jones U.S. Sector Indexes", "Dow Jones Select Sector Indexes" are products of S&P Dow Jones Indices LLC and its affiliates. The "Russell 2000® Index" and "Russell®" are trademarks of Russell Investment Group. "MSCI", "MSCI Inc.", "MSCI Index" and "EAFE" are service marks of MSCI. "ICE U.S. 7-10 Year Bond IndexTM" and "ICE U.S. 20+ Year Bond IndexTM" are trademarks of Intercontinental Exchange, Inc. "iBoxx®" is a registered trademark of Markit Indices Limited. The "NYSE Arca Gold Miners IndexSM" is a service mark of NYSE or its affiliates. All have been licensed for use by ProShares. "VIX®" is a trademark of the Chicago Board Options Exchange, Incorporated ("CBOE") and CBOE has agreed that S&P Dow Jones Indices LLC may use the "VIX®" trademark in the names of the Indexes as licensed to ProShares. "S&P®" is a registered trademark of Standard & Poor's Financial Services LLC ("S&P") and "Dow Jones®" is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones") and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. "FTSE®" is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International Limited ("FTSE") under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

© 2021 ProShare Advisors LLC. All rights reserved.   PSGSA1121

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule I – Investments in securities of unaffiliated issuers

For those Funds which included a Summary Schedule of Investments in the semi-annual report, full schedules of investments are included below.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 23.8%

Aerospace & Defense - 0.1%
AAR Corp.*	120	3,919
Aerojet Rocketdyne Holdings, Inc.	270	11,351
AeroVironment, Inc.*	85	6,865
AerSale Corp.*	41	742
Astronics Corp.*	94	983
Byrna Technologies, Inc.*	67	986
Ducommun, Inc.*	32	1,360
Kaman Corp.	108	3,996
Kratos Defense & Security Solutions, Inc.*	454	8,948
Maxar Technologies, Inc.	257	7,075
Moog, Inc., Class A	97	6,710
National Presto Industries, Inc.	22	1,799
PAE, Inc.*	247	2,450
Park Aerospace Corp.	73	942
Parsons Corp.*	102	3,385
Triumph Group, Inc.*	237	3,972
Vectrus, Inc.*	35	1,465
		66,948
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	217	5,358
Atlas Air Worldwide Holdings, Inc.*	97	8,498
Forward Air Corp.	106	10,467
Hub Group, Inc., Class A*	118	9,165
Radiant Logistics, Inc.*	144	1,086
		34,574
Airlines - 0.1%
Allegiant Travel Co.*	52	9,008
Frontier Group Holdings, Inc.*	124	1,655
Hawaiian Holdings, Inc.*	180	3,290
Mesa Air Group, Inc.*	121	854
SkyWest, Inc.*	175	6,855
Spirit Airlines, Inc.*	359	7,507
Sun Country Airlines Holdings, Inc.*	100	2,743
		31,912
Auto Components - 0.3%
Adient plc*	343	14,560
American Axle & Manufacturing Holdings, Inc.*	409	3,624
Cooper-Standard Holdings, Inc.*	59	1,362
Dana, Inc.	523	11,244
Dorman Products, Inc.*	105	11,653
Fox Factory Holding Corp.*	157	27,596
Gentherm, Inc.*	118	9,965
Goodyear Tire & Rubber Co. (The)*	1,000	20,110
LCI Industries	95	14,466
Modine Manufacturing Co.*	177	1,834
Motorcar Parts of America, Inc.*	68	1,091
Patrick Industries, Inc.	85	6,780
Standard Motor Products, Inc.	78	3,903
Stoneridge, Inc.*	102	2,227
Tenneco, Inc., Class A*	243	2,552
Visteon Corp.*	108	11,439
XL Fleet Corp.*	124	563
XPEL, Inc.*(a)	66	4,745
		149,714
Automobiles - 0.1%
Arcimoto, Inc.*	107	1,095
Canoo, Inc.*	381	4,560
Fisker, Inc.*	588	12,577
Lordstown Motors Corp.*	351	1,643
Winnebago Industries, Inc.	113	8,161
Workhorse Group, Inc.*	445	2,599
		30,635
Banks - 2.0%
1st Source Corp.	59	2,729
Allegiance Bancshares, Inc.	69	2,790
Amalgamated Financial Corp.	45	761
Amerant Bancorp, Inc.*	98	2,759
American National Bankshares, Inc.	31	1,134
Ameris Bancorp	250	12,168
Arrow Financial Corp.	47	1,622
Associated Banc-Corp.	549	12,023
Atlantic Capital Bancshares, Inc.*	72	2,012
Atlantic Union Bankshares Corp.	280	9,103
Banc of California, Inc.	198	3,879
BancFirst Corp.	61	3,881
Bancorp, Inc. (The)*	186	5,258
Bank First Corp.	30	2,107
Bank of Marin Bancorp	56	1,940
Bank of NT Butterfield & Son Ltd. (The)	177	6,519
BankUnited, Inc.	338	13,398
Banner Corp.	123	7,045
Bar Harbor Bankshares	51	1,457
Berkshire Hills Bancorp, Inc.	171	4,567
Blue Ridge Bankshares, Inc.	61	1,086
Brookline Bancorp, Inc.	280	4,320
Bryn Mawr Bank Corp.	73	3,256
Business First Bancshares, Inc.	69	1,898
Byline Bancorp, Inc.	96	2,493
Cadence Bank	686	20,045
Cambridge Bancorp	31	2,752
Camden National Corp.	51	2,337
Capital Bancorp, Inc.	36	957
Capital City Bank Group, Inc.	45	1,193
Capstar Financial Holdings, Inc.	77	1,604
Carter Bankshares, Inc.*	100	1,451
Cathay General Bancorp	272	11,400
CBTX, Inc.	67	1,863
Central Pacific Financial Corp.	108	2,891
CIT Group, Inc.	364	17,858
Citizens & Northern Corp.	53	1,311
City Holding Co.	52	4,080
Civista Bancshares, Inc.	51	1,200
CNB Financial Corp.	56	1,476
Coastal Financial Corp.*	41	1,793
Columbia Banking System, Inc.	287	9,431
Community Bank System, Inc.	192	13,567
Community Trust Bancorp, Inc.	53	2,226
ConnectOne Bancorp, Inc.	136	4,420
CrossFirst Bankshares, Inc.*	178	2,490
Customers Bancorp, Inc.*	102	5,879
CVB Financial Corp.	467	8,924
Dime Community Bancshares, Inc.	123	4,219
Eagle Bancorp, Inc.	110	6,199
Eastern Bankshares, Inc.	626	12,601
Enterprise Bancorp, Inc.	41	1,616
Enterprise Financial Services Corp.	126	5,843

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Equity Bancshares, Inc., Class A	45	1,463
Farmers National Banc Corp.	100	1,759
FB Financial Corp.	118	5,062
Fidelity D&D Bancorp, Inc.	17	867
Financial Institutions, Inc.	53	1,632
First Bancorp, Inc. (The)	30	908
First Bancorp/NC	123	5,466
First Bancorp/PR	746	9,914
First Bancshares, Inc. (The)	76	2,953
First Bank	53	767
First Busey Corp.	181	4,652
First Commonwealth Financial Corp.	348	5,231
First Community Bankshares, Inc.	59	1,929
First Financial Bancorp	343	7,889
First Financial Bankshares, Inc.	470	23,462
First Financial Corp.	37	1,608
First Foundation, Inc.	146	3,711
First Internet Bancorp	41	1,776
First Interstate BancSystem, Inc., Class A	150	6,120
First Merchants Corp.	196	7,818
First Mid Bancshares, Inc.	58	2,438
First Midwest Bancorp, Inc.	414	8,168
First of Long Island Corp. (The)	87	1,823
Five Star Bancorp	25	742
Flushing Financial Corp.	100	2,362
Fulton Financial Corp.	585	9,237
German American Bancorp, Inc.	95	3,717
Glacier Bancorp, Inc.	398	21,611
Great Southern Bancorp, Inc.	31	1,725
Great Western Bancorp, Inc.	200	6,710
Guaranty Bancshares, Inc.	36	1,323
Hancock Whitney Corp.	308	14,716
Hanmi Financial Corp.	104	2,337
HarborOne Bancorp, Inc.	176	2,445
HBT Financial, Inc.	27	486
Heartland Financial USA, Inc.	148	7,030
Heritage Commerce Corp.	214	2,345
Heritage Financial Corp.	128	2,999
Hilltop Holdings, Inc.(b)	237	8,065
Home BancShares, Inc.	555	13,281
HomeStreet, Inc.	76	3,752
HomeTrust Bancshares, Inc.	52	1,562
Hope Bancorp, Inc.	437	6,271
Horizon Bancorp, Inc.	160	3,104
Howard Bancorp, Inc.*	43	888
Independent Bank Corp.	167	13,203
Independent Bank Corp./MI	77	1,736
Independent Bank Group, Inc.	138	9,581
International Bancshares Corp.	192	8,066
Investors Bancorp, Inc.	834	12,418
Lakeland Bancorp, Inc.	171	3,059
Lakeland Financial Corp.	94	6,638
Live Oak Bancshares, Inc.	110	9,801
Macatawa Bank Corp.	103	867
Mercantile Bank Corp.	53	1,780
Meta Financial Group, Inc.	109	6,515
Metrocity Bankshares, Inc.	69	1,856
Metropolitan Bank Holding Corp.*	36	3,418
Mid Penn Bancorp, Inc.	52	1,636
Midland States Bancorp, Inc.	81	1,928
MidWestOne Financial Group, Inc.	50	1,540
MVB Financial Corp.	29	1,191
National Bank Holdings Corp., Class A	100	4,262
NBT Bancorp, Inc.	157	5,669
Nicolet Bankshares, Inc.*	32	2,282
Northrim Bancorp, Inc.	27	1,095
OceanFirst Financial Corp.	217	4,472
OFG Bancorp	181	4,362
Old National Bancorp	597	10,543
Old Second Bancorp, Inc.	109	1,346
Origin Bancorp, Inc.	82	3,460
Orrstown Financial Services, Inc.	32	749
Pacific Premier Bancorp, Inc.	339	13,136
Park National Corp.	50	6,505
Peapack-Gladstone Financial Corp.	66	2,183
Peoples Bancorp, Inc.	97	2,992
Peoples Financial Services Corp.	31	1,469
Preferred Bank	47	3,203
Primis Financial Corp.	92	1,406
QCR Holdings, Inc.	52	2,805
RBB Bancorp	48	1,174
Red River Bancshares, Inc.	20	1,056
Reliant Bancorp, Inc.	52	1,730
Renasant Corp.	199	7,250
Republic Bancorp, Inc., Class A	41	2,100
Republic First Bancorp, Inc.*	169	571
S&T Bancorp, Inc.	142	4,247
Sandy Spring Bancorp, Inc.	176	8,260
Seacoast Banking Corp. of Florida	197	6,653
ServisFirst Bancshares, Inc.	177	14,229
Sierra Bancorp	48	1,209
Silvergate Capital Corp., Class A*	94	19,221
Simmons First National Corp., Class A	384	11,178
SmartFinancial, Inc.	47	1,207
South Plains Financial, Inc.	31	775
Southern First Bancshares, Inc.*	35	2,049
Southside Bancshares, Inc.	108	4,401
SouthState Corp.	250	19,535
Spirit of Texas Bancshares, Inc.	42	1,168
Stock Yards Bancorp, Inc.	92	5,504
Summit Financial Group, Inc.	35	875
Texas Capital Bancshares, Inc.*	180	10,138
Tompkins Financial Corp.	48	3,752
Towne Bank	237	7,250
TriCo Bancshares	106	4,469
TriState Capital Holdings, Inc.*	97	2,901
Triumph Bancorp, Inc.*	89	11,334
Trustmark Corp.	230	7,040
UMB Financial Corp.	165	16,596
United Bankshares, Inc.	447	15,971
United Community Banks, Inc.	310	10,624
Univest Financial Corp.	97	2,674
Valley National Bancorp	1,460	19,622
Veritex Holdings, Inc.	165	6,539
Washington Trust Bancorp, Inc.	61	3,282
WesBanco, Inc.	237	7,714
West Bancorp, Inc.	56	1,738
Westamerica Bancorp	100	5,378
		894,541
Beverages - 0.1%
Celsius Holdings, Inc.*	193	13,203
Coca-Cola Consolidated, Inc.	21	11,982
Duckhorn Portfolio, Inc. (The)*	76	1,460
MGP Ingredients, Inc.	48	3,743

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
National Beverage Corp.	89	4,623
NewAge, Inc.*	492	556
Primo Water Corp.	577	9,590
Zevia PBC, Class A*	31	237
		45,394
Biotechnology - 2.1%
2seventy bio, Inc.*	79	2,081
4D Molecular Therapeutics, Inc.*	78	1,794
89bio, Inc.*(b)	27	357
ACADIA Pharmaceuticals, Inc.*	440	8,448
Acumen Pharmaceuticals, Inc.*	27	213
Adagio Therapeutics, Inc.*	78	3,669
Adicet Bio, Inc.*	77	819
Adverum Biotechnologies, Inc.*	311	541
Aeglea BioTherapeutics, Inc.*	149	930
Aerovate Therapeutics, Inc.*	29	398
Affimed NV*	424	2,892
Agenus, Inc.*	749	2,359
Agios Pharmaceuticals, Inc.*	217	7,730
Akebia Therapeutics, Inc.*	638	1,729
Akero Therapeutics, Inc.*	99	2,105
Akouos, Inc.*	92	707
Albireo Pharma, Inc.*	59	1,415
Aldeyra Therapeutics, Inc.*	170	1,304
Alector, Inc.*	214	4,419
Aligos Therapeutics, Inc.*	78	1,195
Alkermes plc*	591	12,955
Allakos, Inc.*	124	9,715
Allogene Therapeutics, Inc.*	242	4,475
Allovir, Inc.*	100	1,746
Alpine Immune Sciences, Inc.*	37	401
Altimmune, Inc.*	146	1,532
ALX Oncology Holdings, Inc.*	63	2,026
Amicus Therapeutics, Inc.*	954	10,217
AnaptysBio, Inc.*	71	2,297
Anavex Life Sciences Corp.*	238	4,617
Anika Therapeutics, Inc.*	50	1,956
Annexon, Inc.*	108	1,759
Apellis Pharmaceuticals, Inc.*	260	10,941
Applied Molecular Transport, Inc.*	96	1,632
Applied Therapeutics, Inc.*	63	723
AquaBounty Technologies, Inc.*	186	487
Arbutus Biopharma Corp.*	296	947
Arcturus Therapeutics Holdings, Inc.*	78	3,100
Arcus Biosciences, Inc.*	171	7,490
Arcutis Biotherapeutics, Inc.*	108	1,790
Ardelyx, Inc.*	319	364
Arena Pharmaceuticals, Inc.*	227	12,369
Arrowhead Pharmaceuticals, Inc.*	374	26,199
Atara Biotherapeutics, Inc.*	306	5,474
Athenex, Inc.*	308	545
Athersys, Inc.*	742	787
Atossa Therapeutics, Inc.*	428	972
Atreca, Inc., Class A*	100	359
Avalo Therapeutics, Inc.*	191	382
Avid Bioservices, Inc.*	221	6,754
Avidity Biosciences, Inc.*	138	3,082
Avita Medical, Inc.*	94	1,293
Avrobio, Inc.*	138	530
Beam Therapeutics, Inc.*	175	13,851
Beyondspring, Inc.*	84	1,073
BioAtla, Inc.*	52	1,313
BioCryst Pharmaceuticals, Inc.*	654	7,887
Biohaven Pharmaceutical Holding Co. Ltd.*	201	22,560
Biomea Fusion, Inc.*	40	483
Bioxcel Therapeutics, Inc.*	61	1,399
Black Diamond Therapeutics, Inc.*	87	522
Bluebird Bio, Inc.*	238	2,406
Blueprint Medicines Corp.*	214	20,587
Bolt Biotherapeutics, Inc.*(b)	88	816
Bridgebio Pharma, Inc.*	387	15,674
Brooklyn ImmunoTherapeutics, Inc.*	101	601
C4 Therapeutics, Inc.*	141	5,234
Cardiff Oncology, Inc.*	139	781
CareDx, Inc.*	180	7,765
Caribou Biosciences, Inc.*	71	1,320
Catalyst Pharmaceuticals, Inc.*	354	2,478
Celcuity, Inc.*	27	408
Celldex Therapeutics, Inc.*	175	6,668
CEL-SCI Corp.*	129	1,325
Century Therapeutics, Inc.*	37	707
Cerevel Therapeutics Holdings, Inc.*	147	4,585
ChemoCentryx, Inc.*	193	7,002
Chimerix, Inc.*	263	1,654
Chinook Therapeutics, Inc.*	119	1,905
Clene, Inc.*	72	410
Clovis Oncology, Inc.*	408	1,289
Codiak Biosciences, Inc.*	56	714
Cogent Biosciences, Inc.*	134	1,061
Coherus Biosciences, Inc.*	238	4,420
Cortexyme, Inc.*	73	950
Crinetics Pharmaceuticals, Inc.*	136	3,716
Cue Biopharma, Inc.*	108	1,324
Cullinan Oncology, Inc.*	100	1,800
Curis, Inc.*	308	1,503
Cytokinetics, Inc.*	290	11,409
CytomX Therapeutics, Inc.*	243	1,606
Day One Biopharmaceuticals, Inc.*	33	606
Deciphera Pharmaceuticals, Inc.*	145	1,251
Denali Therapeutics, Inc.*	327	15,127
DermTech, Inc.*	94	1,888
Design Therapeutics, Inc.*	47	787
Dicerna Pharmaceuticals, Inc.*	249	9,464
Dynavax Technologies Corp.*	388	6,266
Dyne Therapeutics, Inc.*	104	1,478
Eagle Pharmaceuticals, Inc.*	37	1,764
Editas Medicine, Inc.*	243	7,936
Eiger BioPharmaceuticals, Inc.*	112	689
Eliem Therapeutics, Inc.*	31	446
Emergent BioSolutions, Inc.*	172	7,589
Enanta Pharmaceuticals, Inc.*	71	6,268
Epizyme, Inc.*	323	1,056
Erasca, Inc.*	78	1,105
Evelo Biosciences, Inc.*	104	896
Exagen, Inc.*	31	319
Fate Therapeutics, Inc.*	300	16,503
FibroGen, Inc.*	307	3,841
Finch Therapeutics Group, Inc.*	36	598
Foghorn Therapeutics, Inc.*	73	845
Forma Therapeutics Holdings, Inc.*	120	1,739
Forte Biosciences, Inc.*	34	90
Fortress Biotech, Inc.*	257	732
Frequency Therapeutics, Inc.*	112	571
G1 Therapeutics, Inc.*(b)	145	1,871

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Gemini Therapeutics, Inc.*	83	229
Generation Bio Co.*	165	2,833
Geron Corp.*	1,097	1,624
Global Blood Therapeutics, Inc.*	219	6,189
Gossamer Bio, Inc.*	231	2,504
Graphite Bio, Inc.*	57	514
Greenwich Lifesciences, Inc.*	17	534
Gritstone bio, Inc.*	149	1,967
GT Biopharma, Inc.*	64	260
Halozyme Therapeutics, Inc.*	520	17,098
Harpoon Therapeutics, Inc.*	68	418
Heron Therapeutics, Inc.*	334	3,156
Homology Medicines, Inc.*	156	788
Hookipa Pharma, Inc.*	71	229
Humanigen, Inc.*	172	1,042
iBio, Inc.*	794	592
Icosavax, Inc.*	43	910
Ideaya Biosciences, Inc.*	114	2,508
IGM Biosciences, Inc.*	37	1,847
Imago Biosciences, Inc.*	27	604
Immuneering Corp., Class A*	37	837
Immunic, Inc.*	69	589
ImmunityBio, Inc.*	243	1,893
ImmunoGen, Inc.*	726	4,479
Immunovant, Inc.*	147	1,132
Impel Neuropharma, Inc.*	25	231
Infinity Pharmaceuticals, Inc.*	312	677
Inhibrx, Inc.*	109	4,407
Inovio Pharmaceuticals, Inc.*	750	5,430
Inozyme Pharma, Inc.*	51	405
Insmed, Inc.*	418	11,503
Instil Bio, Inc.*	63	1,385
Intellia Therapeutics, Inc.*	247	28,407
Intercept Pharmaceuticals, Inc.*	109	1,876
Invitae Corp.*	721	12,257
Ironwood Pharmaceuticals, Inc.*	524	5,811
iTeos Therapeutics, Inc.*	76	2,683
IVERIC bio, Inc.*	388	5,673
Janux Therapeutics, Inc.*	43	765
Jounce Therapeutics, Inc.*	115	882
KalVista Pharmaceuticals, Inc.*	73	1,059
Karuna Therapeutics, Inc.*	84	10,744
Karyopharm Therapeutics, Inc.*	258	1,793
Keros Therapeutics, Inc.*	53	2,957
Kezar Life Sciences, Inc.*	121	1,677
Kiniksa Pharmaceuticals Ltd., Class A*	100	1,162
Kinnate Biopharma, Inc.*	99	1,978
Kodiak Sciences, Inc.*	118	10,837
Kronos Bio, Inc.*	142	1,677
Krystal Biotech, Inc.*	63	5,075
Kura Oncology, Inc.*	237	3,309
Kymera Therapeutics, Inc.*	121	6,718
Lexicon Pharmaceuticals, Inc.*	238	1,090
Ligand Pharmaceuticals, Inc.*	52	8,420
Lineage Cell Therapeutics, Inc.*	450	1,017
Lyell Immunopharma, Inc.*	89	850
MacroGenics, Inc.*	219	3,854
Madrigal Pharmaceuticals, Inc.*	35	2,895
Magenta Therapeutics, Inc.*	102	574
MannKind Corp.*(b)	898	4,158
MEI Pharma, Inc.*	390	1,314
MeiraGTx Holdings plc*	102	1,803
Mersana Therapeutics, Inc.*	256	1,725
MiMedx Group, Inc.*	402	2,818
Mirum Pharmaceuticals, Inc.*	16	228
Molecular Templates, Inc.*	133	533
Monte Rosa Therapeutics, Inc.*	35	679
Morphic Holding, Inc.*	78	3,721
Mustang Bio, Inc.*	250	505
Myriad Genetics, Inc.*	284	7,344
Neoleukin Therapeutics, Inc.*	125	670
NexImmune, Inc.*	64	506
Nkarta, Inc.*	48	763
Nurix Therapeutics, Inc.*	109	3,141
Nuvalent, Inc., Class A*	32	683
Ocugen, Inc.*	668	4,235
Olema Pharmaceuticals, Inc.*	97	849
Omega Therapeutics, Inc.*	35	633
Oncocyte Corp.*	221	497
Oncorus, Inc.*(b)	77	427
Oncternal Therapeutics, Inc.*	165	487
OPKO Health, Inc.*	1,455	5,718
Organogenesis Holdings, Inc.*	141	1,418
ORIC Pharmaceuticals, Inc.*	110	1,522
Outlook Therapeutics, Inc.*	319	482
Oyster Point Pharma, Inc.*	34	355
Passage Bio, Inc.*	134	977
PMV Pharmaceuticals, Inc.*	102	2,219
Portage Biotech, Inc.*	22	324
Poseida Therapeutics, Inc.*	96	667
Praxis Precision Medicines, Inc.*	113	1,933
Precigen, Inc.*	345	1,359
Precision BioSciences, Inc.*	174	1,576
Prelude Therapeutics, Inc.*	32	457
Prometheus Biosciences, Inc.*	33	980
Protagonist Therapeutics, Inc.*	169	5,682
Prothena Corp. plc*	124	6,219
PTC Therapeutics, Inc.*	248	9,216
Puma Biotechnology, Inc.*	112	347
Radius Health, Inc.*	177	2,913
Rallybio Corp.*	32	412
RAPT Therapeutics, Inc.*	78	2,547
Recursion Pharmaceuticals, Inc., Class A*	109	2,084
REGENXBIO, Inc.*	145	4,640
Relay Therapeutics, Inc.*	219	6,443
Reneo Pharmaceuticals, Inc.*	29	200
Replimune Group, Inc.*	102	2,906
REVOLUTION Medicines, Inc.*	217	6,002
Rhythm Pharmaceuticals, Inc.*	166	1,486
Rigel Pharmaceuticals, Inc.*	623	1,663
Rocket Pharmaceuticals, Inc.*	149	3,640
Rubius Therapeutics, Inc.*	173	2,138
Sana Biotechnology, Inc.*	306	5,817
Sangamo Therapeutics, Inc.*	435	3,606
Scholar Rock Holding Corp.*	108	2,867
Selecta Biosciences, Inc.*	327	981
Sensei Biotherapeutics, Inc.*	78	537
Sera Prognostics, Inc., Class A*	21	223
Seres Therapeutics, Inc.*	248	2,668
Sesen Bio, Inc.*	728	764
Shattuck Labs, Inc.*	104	882
Sigilon Therapeutics, Inc.*	52	196
Silverback Therapeutics, Inc.*	77	541
Solid Biosciences, Inc.*	220	385
Sorrento Therapeutics, Inc.*	1,004	5,984
Spectrum Pharmaceuticals, Inc.*	587	927

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Spero Therapeutics, Inc.*	92	1,311
SpringWorks Therapeutics, Inc.*	99	7,113
Spruce Biosciences, Inc.*	40	103
SQZ Biotechnologies Co.*	88	1,158
Stoke Therapeutics, Inc.*	69	1,718
Summit Therapeutics, Inc.*	102	518
Surface Oncology, Inc.*	124	715
Sutro Biopharma, Inc.*	162	2,767
Syndax Pharmaceuticals, Inc.*	169	2,699
Syros Pharmaceuticals, Inc.*	211	836
Talaris Therapeutics, Inc.*	41	531
Taysha Gene Therapies, Inc.*	84	1,090
TCR2 Therapeutics, Inc.*	104	536
Tenaya Therapeutics, Inc.*	47	924
TG Therapeutics, Inc.*	461	7,007
Tonix Pharmaceuticals Holding Corp.*	1,313	616
Travere Therapeutics, Inc.*	212	6,053
Trevena, Inc.*	591	402
Turning Point Therapeutics, Inc.*	175	6,661
Twist Bioscience Corp.*	180	17,190
UroGen Pharma Ltd.*	72	870
Vanda Pharmaceuticals, Inc.*	198	3,208
Vaxart, Inc.*	439	3,494
Vaxcyte, Inc.*	148	3,016
VBI Vaccines, Inc.*	675	2,052
Vera Therapeutics, Inc.*	31	1,110
Veracyte, Inc.*	238	9,872
Verastem, Inc.*	629	1,679
Vericel Corp.*	176	6,549
Verve Therapeutics, Inc.*	53	1,806
Viking Therapeutics, Inc.*(b)	243	1,290
Vincerx Pharma, Inc.*	41	430
Vir Biotechnology, Inc.*	219	10,385
Viracta Therapeutics, Inc.*	130	599
VistaGen Therapeutics, Inc.*	711	1,372
Vor BioPharma, Inc.*	69	796
Werewolf Therapeutics, Inc.*	35	507
XBiotech, Inc.	52	656
Xencor, Inc.*	207	7,498
XOMA Corp.*	27	554
Y-mAbs Therapeutics, Inc.*	124	2,118
Zentalis Pharmaceuticals, Inc.*	129	10,584
ZIOPHARM Oncology, Inc.*(b)	764	1,062
		916,883
Building Products - 0.3%
AAON, Inc.	156	12,168
American Woodmark Corp.*	59	3,637
Apogee Enterprises, Inc.	97	4,006
Caesarstone Ltd.	86	961
Cornerstone Building Brands, Inc.*	198	3,112
CSW Industrials, Inc.	51	6,130
Gibraltar Industries, Inc.*	114	7,741
Griffon Corp.	176	4,630
Insteel Industries, Inc.	68	2,867
JELD-WEN Holding, Inc.*	312	7,560
Masonite International Corp.*	92	9,844
PGT Innovations, Inc.*	211	4,334
Quanex Building Products Corp.	118	2,522
Resideo Technologies, Inc.*	519	13,541
Simpson Manufacturing Co., Inc.	165	19,034
UFP Industries, Inc.	221	18,405
View, Inc.*	359	1,515
Zurn Water Solutions Corp.	447	15,667
		137,674
Capital Markets - 0.4%
Artisan Partners Asset Management, Inc., Class A	214	9,572
AssetMark Financial Holdings, Inc.*	66	1,674
Associated Capital Group, Inc., Class A	9	356
B Riley Financial, Inc.	76	5,885
BGC Partners, Inc., Class A	1,214	5,427
Blucora, Inc.*	169	2,736
Brightsphere Investment Group, Inc.	211	6,336
Cohen & Steers, Inc.	96	8,618
Cowen, Inc., Class A	109	3,856
Diamond Hill Investment Group, Inc.	14	2,689
Donnelley Financial Solutions, Inc.*	100	4,672
Federated Hermes, Inc.	343	11,563
Focus Financial Partners, Inc., Class A*	218	13,416
GAMCO Investors, Inc., Class A	22	539
GCM Grosvenor, Inc., Class A	161	1,845
Greenhill & Co., Inc.	50	853
Hamilton Lane, Inc., Class A	120	12,692
Houlihan Lokey, Inc.	182	19,754
Moelis & Co., Class A	227	13,917
Open Lending Corp., Class A*	388	9,017
Oppenheimer Holdings, Inc., Class A	41	2,011
Piper Sandler Cos.	61	10,111
PJT Partners, Inc., Class A	92	6,999
Pzena Investment Management, Inc., Class A	59	553
Sculptor Capital Management, Inc.	82	1,486
StepStone Group, Inc., Class A	148	6,123
StoneX Group, Inc.*	59	3,314
Value Line, Inc.	4	162
Virtus Investment Partners, Inc.	32	9,516
WisdomTree Investments, Inc.	491	3,015
		178,707
Chemicals - 0.5%
AdvanSix, Inc.	106	4,801
American Vanguard Corp.	99	1,417
Amyris, Inc.*	623	4,274
Avient Corp.	327	17,988
Balchem Corp.	113	17,854
Cabot Corp.	202	10,601
Chase Corp.	35	3,451
Danimer Scientific, Inc.*	251	3,348
Ecovyst, Inc.	182	1,742
Ferro Corp.*	304	6,420
FutureFuel Corp.	101	762
GCP Applied Technologies, Inc.*	172	4,014
Hawkins, Inc.	71	2,356
HB Fuller Co.	185	13,535
Ingevity Corp.*	146	10,499
Innospec, Inc.	94	7,633
Intrepid Potash, Inc.*	29	1,192
Koppers Holdings, Inc.*	78	2,356
Kraton Corp.*	109	5,021
Kronos Worldwide, Inc.	85	1,190

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Livent Corp.*	581	17,598
Marrone Bio Innovations, Inc.*	370	261
Minerals Technologies, Inc.	119	7,815
Orion Engineered Carbons SA*	224	3,931
PureCycle Technologies, Inc.*	115	1,414
Quaker Chemical Corp.	45	10,253
Rayonier Advanced Materials, Inc.*	229	1,255
Sensient Technologies Corp.	157	15,274
Stepan Co.	81	9,129
Tredegar Corp.	103	1,133
Trinseo plc	142	6,707
Tronox Holdings plc, Class A	416	9,148
Valhi, Inc.	11	290
Zymergen, Inc.*	69	625
		205,287
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	238	10,710
ACCO Brands Corp.	338	2,792
Brady Corp., Class A	180	9,045
BrightView Holdings, Inc.*	150	2,040
Brink's Co. (The)	169	10,336
Casella Waste Systems, Inc., Class A*	172	14,582
CECO Environmental Corp.*	107	634
Cimpress plc*	59	4,592
CompX International, Inc.	7	156
CoreCivic, Inc., REIT*	441	4,750
Deluxe Corp.	157	5,313
Ennis, Inc.	99	1,883
Harsco Corp.*	287	4,184
Healthcare Services Group, Inc.	272	4,760
Heritage-Crystal Clean, Inc.*	53	1,701
HNI Corp.	162	6,401
Interface, Inc.	212	3,023
KAR Auction Services, Inc.*	436	6,536
Kimball International, Inc., Class B	130	1,331
Matthews International Corp., Class A	108	3,744
MillerKnoll, Inc.	269	10,206
Montrose Environmental Group, Inc.*	88	6,444
NL Industries, Inc.	38	234
Pitney Bowes, Inc.	644	4,398
RR Donnelley & Sons Co.*	253	2,672
SP Plus Corp.*	88	2,386
Steelcase, Inc., Class A	318	3,558
Team, Inc.*	104	140
Tetra Tech, Inc.	193	35,643
UniFirst Corp.	52	9,966
US Ecology, Inc.*(b)	110	3,748
Viad Corp.*	76	3,216
VSE Corp.	31	1,697
		182,821
Communications Equipment - 0.2%
ADTRAN, Inc.	168	3,424
Aviat Networks, Inc.*	27	846
CalAmp Corp.*	124	1,138
Calix, Inc.*	199	13,325
Cambium Networks Corp.*	31	843
Casa Systems, Inc.*	108	539
Clearfield, Inc.*	35	2,266
Comtech Telecommunications Corp.	99	2,514
Digi International, Inc.*	119	2,562
DZS, Inc.*	59	765
EMCORE Corp.*	131	965
Extreme Networks, Inc.*	458	6,183
Harmonic, Inc.*	320	3,440
Infinera Corp.*(b)	651	5,293
Inseego Corp.*	307	1,983
KVH Industries, Inc.*	53	529
NETGEAR, Inc.*	103	2,754
NetScout Systems, Inc.*	250	7,475
Plantronics, Inc.*	157	4,007
Ribbon Communications, Inc.*	251	1,368
Viavi Solutions, Inc.*	834	12,352
		74,571
Construction & Engineering - 0.4%
Ameresco, Inc., Class A*	108	9,756
API Group Corp.*	726	16,923
Arcosa, Inc.	169	8,648
Argan, Inc.	51	2,004
Comfort Systems USA, Inc.	128	12,143
Concrete Pumping Holdings, Inc.*	101	825
Construction Partners, Inc., Class A*	99	3,419
Dycom Industries, Inc.*	102	9,535
EMCOR Group, Inc.	191	22,794
Fluor Corp.*	524	11,586
Granite Construction, Inc.	173	6,726
Great Lakes Dredge & Dock Corp.*	244	3,606
IES Holdings, Inc.*	40	1,920
Infrastructure and Energy Alternatives, Inc.*	107	1,012
INNOVATE Corp.*	180	686
Matrix Service Co.*	101	878
MYR Group, Inc.*	58	6,421
Northwest Pipe Co.*	27	777
NV5 Global, Inc.*	43	5,655
Primoris Services Corp.	191	4,282
Sterling Construction Co., Inc.*	108	2,783
Tutor Perini Corp.*	152	1,955
WillScot Mobile Mini Holdings Corp.*	762	29,025
		163,359
Construction Materials - 0.0%(c)
Forterra, Inc.*	99	2,355
Summit Materials, Inc., Class A*	435	16,226
United States Lime & Minerals, Inc.	10	1,191
		19,772
Consumer Finance - 0.2%
Atlanticus Holdings Corp.*	25	1,486
Curo Group Holdings Corp.	78	1,294
Encore Capital Group, Inc.*	103	6,009
Enova International, Inc.*	130	4,955
EZCORP, Inc., Class A*	173	1,280
FirstCash, Inc.	146	9,321
Green Dot Corp., Class A*	191	6,857
LendingClub Corp.*	358	11,714
LendingTree, Inc.*	37	4,195
Navient Corp.	595	11,739
Nelnet, Inc., Class A	59	5,086
Oportun Financial Corp.*	78	1,675
PRA Group, Inc.*	172	7,303
PROG Holdings, Inc.*	249	11,235

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Regional Management Corp.	36	2,036
World Acceptance Corp.*	19	3,903
		90,088
Containers & Packaging - 0.1%
Greif, Inc., Class A	100	6,068
Greif, Inc., Class B	27	1,598
Myers Industries, Inc.	130	2,532
O-I Glass, Inc.*	580	6,421
Pactiv Evergreen, Inc.	162	2,010
Ranpak Holdings Corp.*	138	5,469
TriMas Corp.	161	5,332
UFP Technologies, Inc.*	31	2,073
		31,503
Distributors - 0.0%(c)
Funko, Inc., Class A*(b)	104	1,699
Greenlane Holdings, Inc., Class A*	59	71
		1,770
Diversified Consumer Services - 0.1%
2U, Inc.*	257	6,114
Adtalem Global Education, Inc.*	173	5,133
American Public Education, Inc.*	68	1,285
Carriage Services, Inc.	58	3,001
Coursera, Inc.*	211	6,328
European Wax Center, Inc., Class A*	30	809
Graham Holdings Co., Class B	17	9,631
Houghton Mifflin Harcourt Co.*	459	7,142
Laureate Education, Inc., Class A	364	3,640
OneSpaWorld Holdings Ltd.*	188	1,773
Perdoceo Education Corp.*	250	2,462
PowerSchool Holdings, Inc., Class A*	161	3,228
Regis Corp.*	90	245
StoneMor, Inc.*	114	280
Strategic Education, Inc.	94	5,029
Stride, Inc.*	148	5,051
Vivint Smart Home, Inc.*	331	3,489
WW International, Inc.*	187	3,145
		67,785
Diversified Financial Services - 0.0%(c)
Alerus Financial Corp.	52	1,566
A-Mark Precious Metals, Inc.	40	2,770
Banco Latinoamericano de Comercio Exterior SA, Class E	108	1,755
Cannae Holdings, Inc.*	316	9,344
Marlin Business Services Corp.	37	849
		16,284
Diversified Telecommunication Services - 0.1%
Anterix, Inc.*	35	2,106
ATN International, Inc.	33	1,261
Bandwidth, Inc., Class A*	88	6,306
Cogent Communications Holdings, Inc.	160	11,989
Consolidated Communications Holdings, Inc.*	263	1,978
EchoStar Corp., Class A*	145	3,969
Globalstar, Inc.*	2,208	3,069
IDT Corp., Class B*	73	3,962
Iridium Communications, Inc.*	434	16,687
Liberty Latin America Ltd., Class A*	157	1,783
Liberty Latin America Ltd., Class C*	566	6,362
Ooma, Inc.*	81	1,524
Radius Global Infrastructure, Inc.*	217	3,580
		64,576
Electric Utilities - 0.1%
ALLETE, Inc.	186	10,905
MGE Energy, Inc.	130	9,437
Otter Tail Corp.	151	9,874
PNM Resources, Inc.	304	14,969
Portland General Electric Co.	324	15,769
Via Renewables, Inc.	39	435
		61,389
Electrical Equipment - 0.3%
Advent Technologies Holdings, Inc.*	53	406
Allied Motion Technologies, Inc.	37	1,460
American Superconductor Corp.*	108	1,382
Array Technologies, Inc.*	461	8,305
Atkore, Inc.*	175	18,638
AZZ, Inc.	96	4,981
Babcock & Wilcox Enterprises, Inc.*	201	1,829
Beam Global*	40	1,062
Blink Charging Co.*	130	4,996
Bloom Energy Corp., Class A*	513	14,097
Encore Wire Corp.	76	10,675
EnerSys	160	11,854
Eos Energy Enterprises, Inc.*	161	1,602
FTC Solar, Inc.*	70	599
FuelCell Energy, Inc.*	1,186	10,295
GrafTech International Ltd.	736	8,574
Powell Industries, Inc.	41	1,001
Preformed Line Products Co.	14	884
Romeo Power, Inc.*	453	1,794
Stem, Inc.*	169	3,586
Thermon Group Holdings, Inc.*	114	1,968
TPI Composites, Inc.*	130	2,318
Vicor Corp.*	78	11,190
		123,496
Electronic Equipment, Instruments & Components - 0.5%
908 Devices, Inc.*	42	1,008
Advanced Energy Industries, Inc.	141	12,364
Aeva Technologies, Inc.*	279	2,776
Akoustis Technologies, Inc.*	162	1,124
Arlo Technologies, Inc.*	308	2,387
Badger Meter, Inc.	99	10,134
Belden, Inc.	166	10,237
Benchmark Electronics, Inc.	129	3,042
CTS Corp.	112	3,902
Daktronics, Inc.*	132	644
ePlus, Inc.*	43	4,536
Fabrinet*	133	14,704
FARO Technologies, Inc.*	66	4,584
Identiv, Inc.*	78	1,793
II-VI, Inc.*	389	24,324
Insight Enterprises, Inc.*	121	11,933
Iteris, Inc.*	157	713
Itron, Inc.*	171	10,587
Kimball Electronics, Inc.*	92	1,952
Knowles Corp.*	318	6,907
Luna Innovations, Inc.*	106	887
Methode Electronics, Inc.	139	6,181
MicroVision, Inc.*	592	4,191
Napco Security Technologies, Inc.*	50	2,324

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
nLight, Inc.*	159	3,958
Novanta, Inc.*	126	20,343
OSI Systems, Inc.*	59	5,365
Ouster, Inc.*	97	660
PAR Technology Corp.*	94	4,923
PC Connection, Inc.	33	1,447
Plexus Corp.*	109	9,171
Rogers Corp.*	68	18,538
Sanmina Corp.*	238	8,697
ScanSource, Inc.*	96	3,000
TTM Technologies, Inc.*	383	5,278
Velodyne Lidar, Inc.*	274	1,513
Vishay Intertechnology, Inc.	485	9,879
Vishay Precision Group, Inc.*	40	1,373
		237,379
Energy Equipment & Services - 0.2%
Archrock, Inc.	491	3,628
Aspen Aerogels, Inc.*	82	4,687
Bristow Group, Inc.*	89	2,643
Cactus, Inc., Class A	197	7,191
ChampionX Corp.*	735	15,001
DMC Global, Inc.*	68	2,482
Dril-Quip, Inc.*	124	2,370
Expro Group Holdings NV*	108	1,513
FTS International, Inc., Class A*	40	1,054
Helix Energy Solutions Group, Inc.*	514	1,563
Helmerich & Payne, Inc.	376	8,441
Liberty Oilfield Services, Inc., Class A*	328	3,018
Nabors Industries Ltd.*	31	2,525
National Energy Services Reunited Corp.*	140	1,387
Newpark Resources, Inc.*	325	887
NexTier Oilfield Solutions, Inc.*	631	2,272
Oceaneering International, Inc.*	367	3,923
Oil States International, Inc.*	222	1,123
Patterson-UTI Energy, Inc.	676	4,773
ProPetro Holding Corp.*	318	2,614
RPC, Inc.*	237	955
Select Energy Services, Inc., Class A*	228	1,306
Solaris Oilfield Infrastructure, Inc., Class A	108	739
TETRA Technologies, Inc.*	454	1,185
Tidewater, Inc.*	151	1,575
US Silica Holdings, Inc.*	265	2,571
		81,426
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., Class A*(b)	1,878	63,739
Chicken Soup For The Soul Entertainment, Inc.*	32	421
Cinemark Holdings, Inc.*	389	6,037
CuriosityStream, Inc.*	101	732
Eros STX Global Corp.*	1,154	419
IMAX Corp.*	175	2,886
Liberty Media Corp.-Liberty Braves, Class A*	29	808
Liberty Media Corp.-Liberty Braves, Class C*	130	3,576
Lions Gate Entertainment Corp., Class A*	213	3,121
Lions Gate Entertainment Corp., Class B*	435	5,938
LiveOne, Inc.*	213	390
Madison Square Garden Entertainment Corp.*	102	6,744
Marcus Corp. (The)*	87	1,520
		96,331
Equity Real Estate Investment Trusts (REITs) - 1.5%
Acadia Realty Trust	309	6,239
Agree Realty Corp.	242	16,349
Alexander & Baldwin, Inc.	260	5,728
Alexander's, Inc.	10	2,556
American Assets Trust, Inc.	177	6,089
American Finance Trust, Inc.	435	3,454
Apartment Investment and Management Co., Class A*	539	3,994
Apple Hospitality REIT, Inc.	785	11,791
Armada Hoffler Properties, Inc.	222	3,097
Ashford Hospitality Trust, Inc.*	59	628
Braemar Hotels & Resorts, Inc.*	189	824
Brandywine Realty Trust	616	7,916
Broadstone Net Lease, Inc.	565	14,125
BRT Apartments Corp.	35	659
CareTrust REIT, Inc.	352	7,114
CatchMark Timber Trust, Inc., Class A	172	1,323
Centerspace REIT	48	4,905
Chatham Lodging Trust*	167	1,989
City Office REIT, Inc.	160	2,669
Clipper Realty, Inc.	37	323
Columbia Property Trust, Inc.	416	7,987
Community Healthcare Trust, Inc.	89	3,830
CorePoint Lodging, Inc.*	145	2,237
Corporate Office Properties Trust	409	10,495
CTO Realty Growth, Inc.	26	1,428
DiamondRock Hospitality Co.*	758	6,602
DigitalBridge Group, Inc.*	1,757	13,986
Diversified Healthcare Trust	872	2,433
Easterly Government Properties, Inc.	315	6,606
EastGroup Properties, Inc.	146	29,740
Empire State Realty Trust, Inc., Class A	513	4,663
Equity Commonwealth*	429	10,918
Essential Properties Realty Trust, Inc.	428	11,569
Farmland Partners, Inc.	97	1,124
Four Corners Property Trust, Inc.	276	7,458
Franklin Street Properties Corp.	382	2,200
GEO Group, Inc. (The)	432	3,629
Getty Realty Corp.	146	4,457
Gladstone Commercial Corp.	130	2,889
Gladstone Land Corp.	96	2,743
Global Medical REIT, Inc.	219	3,578
Global Net Lease, Inc.	373	5,297
Healthcare Realty Trust, Inc.	524	16,412
Hersha Hospitality Trust*	113	998
Independence Realty Trust, Inc.	376	9,212
Indus Realty Trust, Inc.	19	1,406
Industrial Logistics Properties Trust	244	5,407
Innovative Industrial Properties, Inc.	90	23,115
iStar, Inc.(b)	248	6,036
Kite Realty Group Trust	795	15,995

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Lexington Realty Trust	1,005	15,125
LTC Properties, Inc.	142	4,510
Macerich Co. (The)	783	14,767
Mack-Cali Realty Corp.*	312	5,213
Monmouth Real Estate Investment Corp.	346	7,186
National Health Investors, Inc.	165	8,620
National Storage Affiliates Trust	301	18,475
NETSTREIT Corp.	146	3,116
NexPoint Residential Trust, Inc.	84	6,265
Office Properties Income Trust	166	3,939
One Liberty Properties, Inc.(b)	56	1,822
Outfront Media, Inc.	524	13,095
Paramount Group, Inc.	676	5,381
Pebblebrook Hotel Trust	470	9,846
Phillips Edison & Co., Inc.	68	2,133
Physicians Realty Trust	792	14,121
Piedmont Office Realty Trust, Inc., Class A	445	7,734
Plymouth Industrial REIT, Inc.	99	2,945
Postal Realty Trust, Inc., Class A	40	694
PotlatchDeltic Corp.	248	13,427
Preferred Apartment Communities, Inc., Class A	183	2,412
PS Business Parks, Inc.	76	13,315
Retail Opportunity Investments Corp.	435	7,639
Retail Value, Inc.	61	371
RLJ Lodging Trust	598	7,529
RPT Realty	300	3,816
Ryman Hospitality Properties, Inc.*	192	14,861
Sabra Health Care REIT, Inc.	798	10,318
Safehold, Inc.	63	4,507
Saul Centers, Inc.	37	1,821
Seritage Growth Properties, Class A*	136	1,957
Service Properties Trust	592	5,038
SITE Centers Corp.	633	9,533
STAG Industrial, Inc.	587	25,581
Summit Hotel Properties, Inc.*	385	3,446
Sunstone Hotel Investors, Inc.*	800	8,696
Tanger Factory Outlet Centers, Inc.	377	7,468
Terreno Realty Corp.	249	18,961
UMH Properties, Inc.	159	3,670
Uniti Group, Inc.	712	9,448
Universal Health Realty Income Trust	42	2,338
Urban Edge Properties	424	7,306
Urstadt Biddle Properties, Inc., Class A	102	1,926
Washington REIT	316	7,963
Whitestone REIT	162	1,500
Xenia Hotels & Resorts, Inc.*	414	6,487
		672,543
Food & Staples Retailing - 0.2%
Andersons, Inc. (The)	109	3,704
BJ's Wholesale Club Holdings, Inc.*	502	33,207
Chefs' Warehouse, Inc. (The)*	109	3,387
HF Foods Group, Inc.*	130	928
Ingles Markets, Inc., Class A	48	3,685
MedAvail Holdings, Inc.*	39	68
Natural Grocers by Vitamin Cottage, Inc.	41	527
Performance Food Group Co.*	551	22,211
PriceSmart, Inc.	89	6,383
Rite Aid Corp.*(b)	198	2,439
SpartanNash Co.	129	3,087
Sprouts Farmers Market, Inc.*	418	11,060
United Natural Foods, Inc.*	201	9,994
Village Super Market, Inc., Class A	38	808
Weis Markets, Inc.	58	3,651
		105,139
Food Products - 0.2%
AppHarvest, Inc.*	249	1,247
B&G Foods, Inc.	238	7,171
Calavo Growers, Inc.	61	2,473
Cal-Maine Foods, Inc.	128	4,616
Fresh Del Monte Produce, Inc.	118	2,922
Hostess Brands, Inc.*	476	8,087
J & J Snack Foods Corp.	51	6,966
John B Sanfilippo & Son, Inc.	40	3,296
Laird Superfood, Inc.*	28	373
Lancaster Colony Corp.	69	10,088
Landec Corp.*	103	819
Limoneira Co.	53	775
Mission Produce, Inc.*	133	2,355
Sanderson Farms, Inc.	76	14,271
Seneca Foods Corp., Class A*	28	1,196
Simply Good Foods Co. (The)*	318	11,756
Tattooed Chef, Inc.*	180	2,896
Tootsie Roll Industries, Inc.	53	1,667
TreeHouse Foods, Inc.*	185	6,789
Utz Brands, Inc.	209	2,949
Vital Farms, Inc.*	94	1,590
Whole Earth Brands, Inc.*	137	1,447
		95,749
Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A	192	11,365
Chesapeake Utilities Corp.	61	7,769
New Jersey Resources Corp.	354	13,020
Northwest Natural Holding Co.	104	4,484
ONE Gas, Inc.	187	12,125
South Jersey Industries, Inc.	382	8,977
Southwest Gas Holdings, Inc.	217	14,281
Spire, Inc.	180	10,773
		82,794
Health Care Equipment & Supplies - 0.8%
Accelerate Diagnostics, Inc.*	114	570
Accuray, Inc.*	335	1,611
Acutus Medical, Inc.*	69	228
Alphatec Holdings, Inc.*	253	2,808
AngioDynamics, Inc.*	133	3,425
Apyx Medical Corp.*	109	1,464
Asensus Surgical, Inc.*	858	1,150
Aspira Women's Health, Inc.*(b)	262	545
AtriCure, Inc.*	169	10,715
Atrion Corp.	7	4,970
Avanos Medical, Inc.*	168	5,069
Axogen, Inc.*	141	1,349
Axonics, Inc.*	173	9,413
BioLife Solutions, Inc.*	94	3,587
Bioventus, Inc., Class A*	105	1,305
Butterfly Network, Inc.*	659	4,646
Cardiovascular Systems, Inc.*	144	2,880
Cerus Corp.*	610	4,203

See accompanying notes to the financial statements.

Hedge Replication ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
ClearPoint Neuro, Inc.*	69	947
CONMED Corp.	97	12,752
CryoLife, Inc.*	139	2,389
CryoPort, Inc.*	149	9,900
Cutera, Inc.*	61	2,126
CVRx, Inc.*	37	428
CytoSorbents Corp.*(b)	151	743
DarioHealth Corp.*	45	703
Eargo, Inc.*	72	373
Glaukos Corp.*	169	7,272
Haemonetics Corp.*	178	9,123
Heska Corp.*	27	4,346
Inari Medical, Inc.*	120	9,905
Inogen, Inc.*	72	2,200
Integer Holdings Corp.*	114	9,090
Intersect ENT, Inc.*	118	3,159
Invacare Corp.*(b)	119	326
iRadimed Corp.*	28	1,260
iRhythm Technologies, Inc.*	100	10,560
Lantheus Holdings, Inc.*(b)	237	6,347
LeMaitre Vascular, Inc.	69	3,229
LivaNova plc*	191	15,311
Meridian Bioscience, Inc.*	159	3,166
Merit Medical Systems, Inc.*	182	11,441
Mesa Laboratories, Inc.	21	6,485
Natus Medical, Inc.*	119	2,689
Neogen Corp.*	387	15,530
Neuronetics, Inc.*	99	383
NeuroPace, Inc.*	32	320
Nevro Corp.*	123	10,711
NuVasive, Inc.*	183	8,795
OraSure Technologies, Inc.*(b)	256	2,388
Ortho Clinical Diagnostics Holdings plc*	399	7,637
Orthofix Medical, Inc.*	69	2,112
OrthoPediatrics Corp.*	47	2,618
Outset Medical, Inc.*	173	8,200
PAVmed, Inc.*	257	943
Pulmonx Corp.*	102	3,295
Pulse Biosciences, Inc.*	47	954
Quotient Ltd.*	287	608
Retractable Technologies, Inc.*	62	537
RxSight, Inc.*	39	423
SeaSpine Holdings Corp.*	110	1,477
Senseonics Holdings, Inc.*	1,570	4,930
Shockwave Medical, Inc.*	119	21,449
SI-BONE, Inc.*	113	2,175
Sientra, Inc.*	211	848
Sight Sciences, Inc.*	33	691
Silk Road Medical, Inc.*	119	4,829
Soliton, Inc.*	37	760
STAAR Surgical Co.*	181	17,229
Stereotaxis, Inc.*	175	1,027
Surmodics, Inc.*	45	1,977
Tactile Systems Technology, Inc.*	71	1,385
Talis Biomedical Corp.*	50	234
TransMedics Group, Inc.*	100	2,204
Treace Medical Concepts, Inc.*	33	571
Utah Medical Products, Inc.	15	1,673
Vapotherm, Inc.*	85	1,870
Varex Imaging Corp.*	140	3,997
ViewRay, Inc.*	507	2,606
Wright Medical Group NV*(d)	431	—
Zynex, Inc.*	73	934
		334,528
Health Care Providers & Services - 0.7%
1Life Healthcare, Inc.*	426	6,786
Accolade, Inc.*	178	4,569
AdaptHealth Corp.*	257	5,045
Addus HomeCare Corp.*	52	4,536
Agiliti, Inc.*	89	1,874
Alignment Healthcare, Inc.*	102	1,654
AMN Healthcare Services, Inc.*	180	20,522
Apollo Medical Holdings, Inc.*	138	12,927
Apria, Inc.*	52	1,463
Aveanna Healthcare Holdings, Inc.*	145	934
Biodesix, Inc.*	40	273
Brookdale Senior Living, Inc.*	669	3,920
Castle Biosciences, Inc.*	78	3,224
Community Health Systems, Inc.*	446	5,365
CorVel Corp.*	40	7,520
Covetrus, Inc.*	383	6,886
Cross Country Healthcare, Inc.*	129	3,375
Ensign Group, Inc. (The)	186	14,197
Fulgent Genetics, Inc.*	78	7,295
Hanger, Inc.*	136	2,294
HealthEquity, Inc.*	303	16,568
InfuSystem Holdings, Inc.*	66	1,092
Innovage Holding Corp.*	67	534
Joint Corp. (The)*	47	3,756
LHC Group, Inc.*	104	11,931
LifeStance Health Group, Inc.*	177	1,405
Magellan Health, Inc.*	90	8,531
MEDNAX, Inc.*	276	6,779
ModivCare, Inc.*	40	5,481
National HealthCare Corp.	41	2,644
National Research Corp.	47	1,882
Ontrak, Inc.*	41	249
Option Care Health, Inc.*	543	13,743
Owens & Minor, Inc.	261	10,440
Patterson Cos., Inc.	304	9,567
Pennant Group, Inc. (The)*	99	2,013
PetIQ, Inc.*	105	2,097
Privia Health Group, Inc.*	76	1,756
Progyny, Inc.*	235	11,931
R1 RCM, Inc.*	435	10,362
RadNet, Inc.*	172	4,637
Select Medical Holdings Corp.	399	10,713
Sharps Compliance Corp.*	51	376
SOC Telemed, Inc.*	225	457
Surgery Partners, Inc.*	110	4,880
Tenet Healthcare Corp.*	379	27,618
Tivity Health, Inc.*	165	3,930
Triple-S Management Corp.*	85	3,019
US Physical Therapy, Inc.	41	3,525
Viemed Healthcare, Inc.*	125	631
		297,206
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	444	7,384
American Well Corp., Class A*	660	4,290
Castlight Health, Inc., Class B*	449	687
Computer Programs and Systems, Inc.*	48	1,415
Convey Health Solutions Holdings, Inc.*	46	300

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Evolent Health, Inc., Class A*	284	7,384
Forian, Inc.	69	592
Health Catalyst, Inc.*	177	7,680
HealthStream, Inc.*	97	2,252
iCAD, Inc.*	83	612
Inspire Medical Systems, Inc.*	105	23,443
Multiplan Corp.*	825	3,333
NantHealth, Inc.*	107	120
NextGen Healthcare, Inc.*	202	3,131
Omnicell, Inc.*	161	28,497
OptimizeRx Corp.*	61	3,965
Phreesia, Inc.*	171	9,863
Schrodinger, Inc.*	171	6,700
Simulations Plus, Inc.(b)	52	2,442
Tabula Rasa HealthCare, Inc.*	85	967
Vocera Communications, Inc.*	121	7,059
		122,116
Hotels, Restaurants & Leisure - 0.5%
Accel Entertainment, Inc.*	207	2,635
Bally's Corp.*	113	4,332
Biglari Holdings, Inc., Class B*	4	567
BJ's Restaurants, Inc.*	85	2,538
Bloomin' Brands, Inc.*	317	5,601
Bluegreen Vacations Holding Corp.*	52	1,546
Brinker International, Inc.*	172	5,951
Carrols Restaurant Group, Inc.	118	337
Century Casinos, Inc.*	106	1,383
Cheesecake Factory, Inc. (The)*	175	6,706
Chuy's Holdings, Inc.*	73	2,092
Cracker Barrel Old Country Store, Inc.	90	10,982
Dave & Buster's Entertainment, Inc.*	161	5,229
Del Taco Restaurants, Inc.	103	789
Denny's Corp.*	234	3,241
Dine Brands Global, Inc.*	57	4,094
Drive Shack, Inc.*	306	523
El Pollo Loco Holdings, Inc.*	69	871
Esports Technologies, Inc.*	33	955
Everi Holdings, Inc.*	318	6,595
F45 Training Holdings, Inc.*	77	819
Fiesta Restaurant Group, Inc.*	64	597
Full House Resorts, Inc.*	115	1,030
GAN Ltd.*	146	1,412
Golden Entertainment, Inc.*	61	2,801
Golden Nugget Online Gaming, Inc.*	146	1,821
Hall of Fame Resort & Entertainment Co.*	199	370
Hilton Grand Vacations, Inc.*	320	15,200
International Game Technology plc	369	9,970
Jack in the Box, Inc.	81	6,691
Krispy Kreme, Inc.	83	1,208
Kura Sushi USA, Inc., Class A*	17	1,081
Lindblad Expeditions Holdings, Inc.*	107	1,499
Monarch Casino & Resort, Inc.*	42	2,830
Nathan's Famous, Inc.	12	739
NEOGAMES SA*	26	866
Noodles & Co.*	150	1,544
ONE Group Hospitality, Inc. (The)*	78	1,023
Papa John's International, Inc.	118	14,387
PlayAGS, Inc.*	108	778
RCI Hospitality Holdings, Inc.	38	2,406
Red Robin Gourmet Burgers, Inc.*	53	864
Red Rock Resorts, Inc., Class A	229	10,887
Rush Street Interactive, Inc.*	193	3,443
Ruth's Hospitality Group, Inc.*	119	2,023
Scientific Games Corp.*	351	22,436
SeaWorld Entertainment, Inc.*	183	10,795
Shake Shack, Inc., Class A*	136	9,927
Target Hospitality Corp.*	96	354
Texas Roadhouse, Inc.	250	20,735
Wingstop, Inc.	102	16,381
Xponential Fitness, Inc., Class A*	41	797
		234,681
Household Durables - 0.5%
Aterian, Inc.*	100	488
Bassett Furniture Industries, Inc.	41	625
Beazer Homes USA, Inc.*	99	1,944
Casper Sleep, Inc.*	97	634
Cavco Industries, Inc.*	41	12,197
Century Communities, Inc.	103	7,320
Ethan Allen Interiors, Inc.	85	1,913
Flexsteel Industries, Inc.	30	851
GoPro, Inc., Class A*	452	4,520
Green Brick Partners, Inc.*	107	2,670
Hamilton Beach Brands Holding Co., Class A	35	525
Helen of Troy Ltd.*	92	22,126
Hooker Furnishings Corp.	37	878
Hovnanian Enterprises, Inc., Class A*	22	2,101
Installed Building Products, Inc.	90	11,618
iRobot Corp.*	109	8,274
KB Home	311	12,437
Landsea Homes Corp.*	33	250
La-Z-Boy, Inc.	169	5,643
Legacy Housing Corp.*	37	924
LGI Homes, Inc.*(b)	82	11,780
Lifetime Brands, Inc.	41	666
Lovesac Co. (The)*	41	2,595
M/I Homes, Inc.*	96	5,365
MDC Holdings, Inc.	209	9,999
Meritage Homes Corp.*	136	15,349
Purple Innovation, Inc.*	211	2,178
Skyline Champion Corp.*	186	14,555
Snap One Holdings Corp.*	42	922
Sonos, Inc.*	443	14,021
Taylor Morrison Home Corp.*	451	14,008
Traeger, Inc.*	85	1,097
Tri Pointe Homes, Inc.*	409	10,213
Tupperware Brands Corp.*	175	2,737
Universal Electronics, Inc.*	42	1,520
VOXX International Corp.*	54	556
Vuzix Corp.*	216	2,326
Weber, Inc., Class A*	59	794
		208,619
Household Products - 0.1%
Central Garden & Pet Co.*	29	1,397
Central Garden & Pet Co., Class A*	148	6,416
Energizer Holdings, Inc.	242	9,000
Oil-Dri Corp. of America	22	732
WD-40 Co.	45	10,096
		27,641

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class A	156	5,387
Clearway Energy, Inc., Class C, Class C(b)	304	11,345
Ormat Technologies, Inc.(b)	171	12,910
Sunnova Energy International, Inc.*	306	11,313
		40,955
Insurance - 0.5%
Ambac Financial Group, Inc.*	172	2,570
American Equity Investment Life Holding Co.	305	10,257
American National Group, Inc.	35	6,624
AMERISAFE, Inc.	71	3,769
Argo Group International Holdings Ltd.	110	5,971
Bright Health Group, Inc.*	191	636
BRP Group, Inc., Class A*	177	6,556
Citizens, Inc.*	176	998
CNO Financial Group, Inc.	460	10,424
Crawford & Co., Class A	57	416
Donegal Group, Inc., Class A	51	694
eHealth, Inc.*	94	2,075
Employers Holdings, Inc.	113	4,363
Enstar Group Ltd.*	40	8,924
Genworth Financial, Inc., Class A*	1,839	7,025
Goosehead Insurance, Inc., Class A	63	8,273
Greenlight Capital Re Ltd., Class A*	102	689
HCI Group, Inc.	26	2,870
Heritage Insurance Holdings, Inc.	100	666
Horace Mann Educators Corp.	155	5,746
Independence Holding Co.	19	1,073
Investors Title Co.	6	1,296
James River Group Holdings Ltd.	130	3,437
Kinsale Capital Group, Inc.	78	16,224
Maiden Holdings Ltd.*	248	744
MBIA, Inc.*	166	1,952
MetroMile, Inc.*	142	361
National Western Life Group, Inc., Class A	12	2,444
NI Holdings, Inc.*	38	704
Palomar Holdings, Inc.*(b)	95	6,943
ProAssurance Corp.	192	4,416
RLI Corp.	147	15,109
Safety Insurance Group, Inc.	50	3,863
Selective Insurance Group, Inc.	217	16,392
Selectquote, Inc.*	488	4,392
SiriusPoint Ltd.*	317	2,441
State Auto Financial Corp.	63	3,242
Stewart Information Services Corp.	105	7,478
Tiptree, Inc.	88	1,147
Trean Insurance Group, Inc.*	64	538
Trupanion, Inc.*	140	17,265
United Fire Group, Inc.	78	1,632
United Insurance Holdings Corp.	75	310
Universal Insurance Holdings, Inc.	107	1,612
		204,561
Interactive Media & Services - 0.1%
Cargurus, Inc.*	343	12,863
Cars.com, Inc.*	244	4,070
Eventbrite, Inc., Class A*	272	4,107
EverQuote, Inc., Class A*	71	936
fuboTV, Inc.*	477	9,359
Liberty TripAdvisor Holdings, Inc., Class A*	263	568
MediaAlpha, Inc., Class A*	78	1,203
Outbrain, Inc.*	37	558
QuinStreet, Inc.*	176	2,695
TrueCar, Inc.*	346	1,138
Yelp, Inc.*	255	8,741
Ziff Davis, Inc.*	162	18,447
		64,685
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	104	3,097
1stdibs.com, Inc.*	30	387
CarParts.com, Inc.*	171	2,115
Duluth Holdings, Inc., Class B*	38	527
Groupon, Inc.*	89	1,839
Lands' End, Inc.*	50	1,150
Liquidity Services, Inc.*	104	2,358
Overstock.com, Inc.*	161	14,371
PetMed Express, Inc.	72	1,970
Porch Group, Inc.*	281	5,912
Quotient Technology, Inc.*	320	2,243
RealReal, Inc. (The)*	289	4,500
Revolve Group, Inc.*	129	9,826
Shutterstock, Inc.	89	10,147
Stitch Fix, Inc., Class A*	217	5,403
Xometry, Inc., Class A*	37	1,839
		67,684
IT Services - 0.4%
BigCommerce Holdings, Inc., Series 1*	169	7,651
Brightcove, Inc.*	150	1,445
Cantaloupe, Inc.*	213	1,921
Cass Information Systems, Inc.	48	1,928
Conduent, Inc.*	607	3,059
CSG Systems International, Inc.	113	5,956
DigitalOcean Holdings, Inc.*	173	17,440
EVERTEC, Inc.	224	9,406
Evo Payments, Inc., Class A*	180	3,832
ExlService Holdings, Inc.*	114	14,805
Flywire Corp.*	38	1,544
GreenBox POS*	68	354
GreenSky, Inc., Class A*	258	2,926
Grid Dynamics Holdings, Inc.*	157	6,159
Hackett Group, Inc. (The)	94	1,923
I3 Verticals, Inc., Class A*	78	1,455
IBEX Holdings Ltd.*	26	344
International Money Express, Inc.*	112	1,692
Limelight Networks, Inc.*	449	1,235
LiveRamp Holdings, Inc.*	248	11,639
Maximus, Inc.	227	17,127
MoneyGram International, Inc.*	321	1,904
Paya Holdings, Inc.*	305	1,964
Perficient, Inc.*	113	15,484
Priority Technology Holdings, Inc.*	29	187
Rackspace Technology, Inc.*	198	2,824
Repay Holdings Corp.*	308	5,039
StarTek, Inc.*	60	241
TTEC Holdings, Inc.	67	5,654
Tucows, Inc., Class A*	27	2,196
Unisys Corp.*	246	4,467
Verra Mobility Corp.*	489	7,037
		160,838

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Leisure Products - 0.1%
Acushnet Holdings Corp.	121	6,580
American Outdoor Brands, Inc.*	48	1,132
AMMO, Inc.*	305	1,891
Callaway Golf Co.*	424	11,431
Clarus Corp.	92	2,428
Escalade, Inc.	30	510
Genius Brands International, Inc.*	1,026	1,272
Johnson Outdoors, Inc., Class A	22	2,289
Latham Group, Inc.*	88	2,268
Malibu Boats, Inc., Class A*	78	5,419
Marine Products Corp.	38	449
MasterCraft Boat Holdings, Inc.*	68	1,861
Nautilus, Inc.*(b)	104	712
Smith & Wesson Brands, Inc.	166	3,777
Sturm Ruger & Co., Inc.	61	4,373
Vista Outdoor, Inc.*	211	9,214
		55,606
Life Sciences Tools & Services - 0.2%
Absci Corp.*	48	506
Akoya Biosciences, Inc.*	37	480
Alpha Teknova, Inc.*	31	693
Berkeley Lights, Inc.*	169	3,527
Bionano Genomics, Inc.*	1,019	3,984
ChromaDex Corp.*(b)	177	830
Codex DNA, Inc.*	37	253
Codexis, Inc.*	221	7,671
Cytek Biosciences, Inc.*	56	1,130
Fluidigm Corp.*	279	1,286
Harvard Bioscience, Inc.*	144	963
Inotiv, Inc.*	42	2,184
MaxCyte, Inc.*	54	539
Medpace Holdings, Inc.*	97	20,119
NanoString Technologies, Inc.*	171	7,028
NeoGenomics, Inc.*	410	14,047
Pacific Biosciences of California, Inc.*	711	16,502
Personalis, Inc.*	129	1,748
Quanterix Corp.*	107	4,277
Rapid Micro Biosystems, Inc., Class A*	37	456
Seer, Inc.*	155	3,458
Singular Genomics Systems, Inc.*	37	423
		92,104
Machinery - 0.9%
AgEagle Aerial Systems, Inc.*	241	545
Alamo Group, Inc.	29	4,124
Albany International Corp., Class A	107	8,659
Altra Industrial Motion Corp.	243	12,809
Astec Industries, Inc.	85	5,328
Barnes Group, Inc.	180	7,821
Blue Bird Corp.*	53	1,073
Chart Industries, Inc.*	130	22,691
CIRCOR International, Inc.*	67	1,806
Columbus McKinnon Corp.	108	4,797
Commercial Vehicle Group, Inc.*	112	940
Desktop Metal, Inc., Class A*	682	4,447
Douglas Dynamics, Inc.	85	3,379
Energy Recovery, Inc.*	157	3,336
Enerpac Tool Group Corp.	221	4,665
EnPro Industries, Inc.	78	7,956
ESCO Technologies, Inc.	99	8,092
Evoqua Water Technologies Corp.*	424	19,072
Federal Signal Corp.	221	9,377
Franklin Electric Co., Inc.	176	15,497
Gorman-Rupp Co. (The)	85	3,675
Greenbrier Cos., Inc. (The)	112	4,479
Helios Technologies, Inc.	113	11,337
Hillenbrand, Inc.	263	11,730
Hydrofarm Holdings Group, Inc.*	142	4,686
Hyliion Holdings Corp.*	430	2,851
Hyster-Yale Materials Handling, Inc.	29	1,139
Ideanomics, Inc.*	1,510	2,431
John Bean Technologies Corp.	109	17,197
Kadant, Inc.	35	8,206
Kennametal, Inc.	309	10,929
Lindsay Corp.	32	4,657
Luxfer Holdings plc	106	2,012
Manitowoc Co., Inc. (The)*	121	2,306
Mayville Engineering Co., Inc.*	41	609
Meritor, Inc.*	239	6,044
Miller Industries, Inc.	33	1,079
Mueller Industries, Inc.	202	11,177
Mueller Water Products, Inc., Class A	578	7,884
Nikola Corp.*	818	8,360
NN, Inc.*	160	712
Omega Flex, Inc.	14	1,652
Park-Ohio Holdings Corp.	38	802
Proto Labs, Inc.*	108	5,413
RBC Bearings, Inc.*	109	21,548
REV Group, Inc.	110	1,727
Shyft Group, Inc. (The)	123	5,979
SPX Corp.*	165	9,595
SPX FLOW, Inc.	155	12,944
Standex International Corp.	38	3,914
Tennant Co.	67	5,270
Terex Corp.	243	10,298
Titan International, Inc.*	181	1,247
Trinity Industries, Inc.	288	7,632
Wabash National Corp.	177	2,956
Watts Water Technologies, Inc., Class A	106	20,003
Welbilt, Inc.*	473	11,144
		392,038
Marine - 0.0%(c)
Costamare, Inc.	188	2,256
Eagle Bulk Shipping, Inc.	41	1,643
Genco Shipping & Trading Ltd.	113	1,741
Matson, Inc.	161	13,126
Safe Bulkers, Inc.*	232	840
		19,606
Media - 0.3%
Advantage Solutions, Inc.*	277	2,003
AMC Networks, Inc., Class A*	99	3,822
Boston Omaha Corp., Class A*	63	1,805
Cardlytics, Inc.*	112	7,569
Clear Channel Outdoor Holdings, Inc.*	1,324	4,065
comScore, Inc.*	250	868
Daily Journal Corp.*	6	2,186
Digital Media Solutions, Inc.*	15	68
Emerald Holding, Inc.*	91	359
Entercom Communications Corp.*	432	1,067
Entravision Communications Corp., Class A	222	1,650
EW Scripps Co. (The), Class A	209	3,873

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Fluent, Inc.*	163	303
Gannett Co., Inc.*	518	2,647
Gray Television, Inc.	320	6,598
Hemisphere Media Group, Inc.*	57	433
iHeartMedia, Inc., Class A*	408	8,001
Integral Ad Science Holding Corp.*	59	1,324
John Wiley & Sons, Inc., Class A	161	8,369
Magnite, Inc.*	470	8,286
Meredith Corp.*	146	8,614
National CineMedia, Inc.	220	616
Scholastic Corp.	102	3,839
Sinclair Broadcast Group, Inc., Class A(b)	173	4,036
Stagwell, Inc.*	229	1,768
TechTarget, Inc.*	99	9,566
TEGNA, Inc.	800	15,800
Thryv Holdings, Inc.*	35	1,368
WideOpenWest, Inc.*	186	3,460
		114,363
Metals & Mining - 0.3%
Allegheny Technologies, Inc.*	461	6,565
Arconic Corp.*	398	10,634
Carpenter Technology Corp.	165	4,534
Century Aluminum Co.*	181	2,395
Coeur Mining, Inc.*	937	5,247
Commercial Metals Co.	442	13,658
Compass Minerals International, Inc.	120	5,838
Constellium SE*	454	7,977
Gatos Silver, Inc.*	177	2,391
Haynes International, Inc.	40	1,603
Hecla Mining Co.	1,934	10,714
Kaiser Aluminum Corp.	53	4,729
Materion Corp.	77	6,519
MP Materials Corp.*	263	11,556
Novagold Resources, Inc.*	874	5,899
Olympic Steel, Inc.	41	834
Perpetua Resources Corp.*	104	525
PolyMet Mining Corp.*	99	298
Ryerson Holding Corp.	58	1,359
Schnitzer Steel Industries, Inc., Class A	100	4,810
SunCoke Energy, Inc.	309	1,882
TimkenSteel Corp.*	174	2,492
Warrior Met Coal, Inc.	183	3,933
Worthington Industries, Inc.	119	5,710
		122,102
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AFC Gamma, Inc.	41	887
Angel Oak Mortgage, Inc.	32	522
Apollo Commercial Real Estate Finance, Inc.	518	7,009
Arbor Realty Trust, Inc.	497	8,722
Ares Commercial Real Estate Corp.	164	2,414
ARMOUR Residential REIT, Inc.	306	2,996
Blackstone Mortgage Trust, Inc., Class A	573	17,190
BrightSpire Capital, Inc.	315	2,945
Broadmark Realty Capital, Inc.	463	4,167
Chimera Investment Corp.	864	13,738
Dynex Capital, Inc.	120	2,006
Ellington Financial, Inc.	177	2,933
Franklin BSP Realty Trust, Inc.*	109	1,672
Granite Point Mortgage Trust, Inc.	197	2,429
Great Ajax Corp.	81	1,024
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	279	15,869
Invesco Mortgage Capital, Inc.	1,068	3,204
KKR Real Estate Finance Trust, Inc.	113	2,331
Ladder Capital Corp.	414	4,715
MFA Financial, Inc.	1,616	6,933
New York Mortgage Trust, Inc.	1,381	5,151
Orchid Island Capital, Inc.	459	2,075
PennyMac Mortgage Investment Trust	358	6,218
Ready Capital Corp.	211	3,241
Redwood Trust, Inc.	410	5,256
TPG RE Finance Trust, Inc.	220	2,684
Two Harbors Investment Corp.	1,136	6,680
		135,011
Multiline Retail - 0.1%
Big Lots, Inc.	121	5,249
Dillard's, Inc., Class A	27	7,395
Franchise Group, Inc.	110	5,252
Macy's, Inc.	1,135	32,348
		50,244
Multi-Utilities - 0.1%
Avista Corp.	248	9,551
Black Hills Corp.	235	15,068
NorthWestern Corp.	183	10,120
Unitil Corp.	53	2,196
		36,935
Oil, Gas & Consumable Fuels - 0.9%
Aemetis, Inc.*	106	1,989
Alto Ingredients, Inc.*	256	1,334
Altus Midstream Co.	15	951
Antero Resources Corp.*	1,042	18,297
Arch Resources, Inc.	52	4,029
Berry Corp.	238	1,937
Brigham Minerals, Inc., Class A	165	3,425
California Resources Corp.	305	11,916
Callon Petroleum Co.*	146	7,423
Centennial Resource Development, Inc., Class A*	651	4,056
Centrus Energy Corp., Class A*	27	1,498
Chesapeake Energy Corp.	383	22,804
Civitas Resources, Inc.	169	8,638
Clean Energy Fuels Corp.*	567	4,065
CNX Resources Corp.*	793	10,817
Comstock Resources, Inc.*	331	2,678
CONSOL Energy, Inc.*	121	2,656
Contango Oil & Gas Co.*	529	1,841
CVR Energy, Inc.	100	1,561
Delek US Holdings, Inc.*	246	3,857
Denbury, Inc.*	178	14,172
DHT Holdings, Inc.	522	2,897
Dorian LPG Ltd.	109	1,342
Earthstone Energy, Inc., Class A*	92	940
Energy Fuels, Inc.*	534	4,651
Equitrans Midstream Corp.	1,497	14,401
Falcon Minerals Corp.	145	673
Frontline Ltd.*	437	2,993
Gevo, Inc.*	715	4,111
Golar LNG Ltd.*	380	4,484
Green Plains, Inc.*	165	6,377
HighPeak Energy, Inc.	23	313

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
International Seaways, Inc.	175	2,555
Kosmos Energy Ltd.*	1,480	5,417
Laredo Petroleum, Inc.*	41	2,415
Magnolia Oil & Gas Corp., Class A	513	9,732
Matador Resources Co.	399	15,669
Murphy Oil Corp.	529	14,061
Nordic American Tankers Ltd.	556	1,101
Northern Oil and Gas, Inc.	186	3,791
Oasis Petroleum, Inc.	76	9,112
Ovintiv, Inc.	951	33,057
Par Pacific Holdings, Inc.*	167	2,261
PBF Energy, Inc., Class A*	353	4,423
PDC Energy, Inc.	366	18,457
Peabody Energy Corp.*	298	2,968
Range Resources Corp.*	863	16,880
Ranger Oil Corp.*	52	1,400
Renewable Energy Group, Inc.*	169	8,075
REX American Resources Corp.*	25	2,275
Riley Exploration Permian, Inc.	11	193
Scorpio Tankers, Inc.	171	2,379
SFL Corp. Ltd.	389	3,244
SM Energy Co.	442	12,818
Southwestern Energy Co.*	2,461	11,025
Talos Energy, Inc.*	133	1,326
Teekay Corp.*	247	820
Teekay Tankers Ltd., Class A*	91	1,022
Tellurian, Inc.*	1,310	4,271
Uranium Energy Corp.*	842	3,301
Ur-Energy, Inc.*	651	970
W&T Offshore, Inc.*	339	1,166
Whiting Petroleum Corp.*	145	9,380
World Fuel Services Corp.	232	5,798
		384,488
Paper & Forest Products - 0.0%(c)
Clearwater Paper Corp.*	58	2,334
Glatfelter Corp.	165	2,718
Neenah, Inc.	59	2,743
Schweitzer-Mauduit International, Inc.	109	3,128
Verso Corp., Class A	106	2,241
		13,164
Personal Products - 0.1%
Beauty Health Co. (The)*	310	8,048
BellRing Brands, Inc., Class A*	146	3,142
Edgewell Personal Care Co.	196	8,322
elf Beauty, Inc.*	168	5,060
Honest Co., Inc. (The)*	95	811
Inter Parfums, Inc.	63	5,533
Medifast, Inc.	37	7,613
Nature's Sunshine Products, Inc.	37	629
Nu Skin Enterprises, Inc., Class A	175	7,679
Revlon, Inc., Class A*	33	375
USANA Health Sciences, Inc.*	40	3,989
Veru, Inc.*	240	1,800
		53,001
Pharmaceuticals - 0.3%
9 Meters Biopharma, Inc.*	809	841
Aclaris Therapeutics, Inc.*	181	2,317
Aerie Pharmaceuticals, Inc.*	158	1,596
Amneal Pharmaceuticals, Inc.*	366	1,530
Amphastar Pharmaceuticals, Inc.*	133	2,601
Ampio Pharmaceuticals, Inc.*	713	806
Angion Biomedica Corp.*	81	292
ANI Pharmaceuticals, Inc.*	27	1,111
Antares Pharma, Inc.*	604	1,951
Arvinas, Inc.*	165	12,476
Atea Pharmaceuticals, Inc.*	240	1,942
Athira Pharma, Inc.*	113	1,523
Axsome Therapeutics, Inc.*	108	3,730
BioDelivery Sciences International, Inc.*	337	937
Cara Therapeutics, Inc.*	167	2,201
Cassava Sciences, Inc.*	140	7,489
Citius Pharmaceuticals, Inc.*	415	701
Collegium Pharmaceutical, Inc.*	126	2,215
Corcept Therapeutics, Inc.*	354	7,434
CorMedix, Inc.*	137	682
Cymabay Therapeutics, Inc.*(b)	247	818
Cyteir Therapeutics, Inc.*	38	631
Durect Corp.*	824	816
Edgewise Therapeutics, Inc.*	41	714
Endo International plc*	834	4,670
Esperion Therapeutics, Inc.*	103	899
Evolus, Inc.*	114	632
EyePoint Pharmaceuticals, Inc.*	79	1,248
Fulcrum Therapeutics, Inc.*	104	1,508
Harmony Biosciences Holdings, Inc.*	84	2,864
Ikena Oncology, Inc.*	31	443
Innoviva, Inc.*	162	2,709
Intra-Cellular Therapies, Inc.*	252	10,201
Kala Pharmaceuticals, Inc.*	170	323
Kaleido Biosciences, Inc.*	71	255
KemPharm, Inc.*	95	744
Landos Biopharma, Inc.*	21	152
Marinus Pharmaceuticals, Inc.*	134	1,489
Mind Medicine MindMed, Inc.*	1,272	2,519
NGM Biopharmaceuticals, Inc.*	110	1,982
Nuvation Bio, Inc.*	234	2,099
Ocular Therapeutix, Inc.*	279	1,908
Omeros Corp.*	221	1,591
Oramed Pharmaceuticals, Inc.*	104	1,999
Pacira BioSciences, Inc.*	165	8,682
Paratek Pharmaceuticals, Inc.*	165	696
Phathom Pharmaceuticals, Inc.*	76	1,363
Phibro Animal Health Corp., Class A	77	1,508
Pliant Therapeutics, Inc.*	92	1,304
Prestige Consumer Healthcare, Inc.*	177	9,903
Provention Bio, Inc.*(b)	201	1,387
Rain Therapeutics, Inc.*	35	453
Reata Pharmaceuticals, Inc., Class A*	106	9,074
Relmada Therapeutics, Inc.*	53	947
Revance Therapeutics, Inc.*	250	3,420
Seelos Therapeutics, Inc.*	361	624
SIGA Technologies, Inc.*	171	1,395
Supernus Pharmaceuticals, Inc.*	172	5,155
Tarsus Pharmaceuticals, Inc.*	38	1,011
Terns Pharmaceuticals, Inc.*	47	355
TherapeuticsMD, Inc.*	1,428	707
Theravance Biopharma, Inc.*	220	1,848
Verrica Pharmaceuticals, Inc.*	42	435
WaVe Life Sciences Ltd.*	140	546
Zogenix, Inc.*	202	2,272
		150,674

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Professional Services - 0.4%
Acacia Research Corp.*	172	843
ASGN, Inc.*	183	22,267
Atlas Technical Consultants, Inc.*	47	431
Barrett Business Services, Inc.	35	2,471
CBIZ, Inc.*	177	6,377
CRA International, Inc.	32	2,946
Exponent, Inc.	183	21,320
First Advantage Corp.*	163	2,826
Forrester Research, Inc.*	33	1,863
Franklin Covey Co.*	40	1,759
Heidrick & Struggles International, Inc.	71	3,065
HireQuest, Inc.(b)	22	502
Huron Consulting Group, Inc.*	84	3,838
ICF International, Inc.	67	6,482
Insperity, Inc.	130	15,046
KBR, Inc.	522	22,968
Kelly Services, Inc., Class A	126	2,124
Kforce, Inc.	76	5,824
Korn Ferry	199	14,475
ManTech International Corp., Class A	106	7,203
Mistras Group, Inc.*	73	582
Resources Connection, Inc.	110	1,890
TriNet Group, Inc.*	148	14,844
TrueBlue, Inc.*	124	3,226
Upwork, Inc.*	433	16,134
Willdan Group, Inc.*	33	1,320
		182,626
Real Estate Management & Development - 0.2%
Cushman & Wakefield plc*	508	8,981
eXp World Holdings, Inc.	234	8,590
Fathom Holdings, Inc.*	22	519
Forestar Group, Inc.*	61	1,209
FRP Holdings, Inc.*	30	1,759
Kennedy-Wilson Holdings, Inc.	442	9,587
Marcus & Millichap, Inc.*	90	3,857
Newmark Group, Inc., Class A	540	8,672
Rafael Holdings, Inc., Class B*	27	148
RE/MAX Holdings, Inc., Class A	67	1,842
Realogy Holdings Corp.*	419	6,365
Redfin Corp.*	376	15,300
RMR Group, Inc. (The), Class A	52	1,699
St Joe Co. (The)	118	5,665
Tejon Ranch Co.*	78	1,427
		75,620
Road & Rail - 0.3%
ArcBest Corp.	97	9,999
Avis Budget Group, Inc.*	171	46,955
Covenant Logistics Group, Inc.*	38	953
Daseke, Inc.*	147	1,418
Heartland Express, Inc.	165	2,762
HyreCar, Inc.*	62	328
Marten Transport Ltd.	217	3,489
PAM Transportation Services, Inc.*	16	1,037
Saia, Inc.*	104	34,443
Universal Logistics Holdings, Inc.	35	651
US Xpress Enterprises, Inc., Class A*	104	817
Werner Enterprises, Inc.	234	10,556
Yellow Corp.*	177	2,329
		115,737
Semiconductors & Semiconductor Equipment - 0.9%
Alpha & Omega Semiconductor Ltd.*	78	3,831
Ambarella, Inc.*	124	22,260
Amkor Technology, Inc.	377	8,128
Atomera, Inc.*	76	1,831
Axcelis Technologies, Inc.*	118	7,295
AXT, Inc.*(b)	145	1,192
CEVA, Inc.*	85	3,749
CMC Materials, Inc.	99	13,147
Cohu, Inc.*	166	5,473
Diodes, Inc.*	165	17,548
DSP Group, Inc.*	85	1,869
FormFactor, Inc.*	285	11,947
Ichor Holdings Ltd.*	108	5,172
Impinj, Inc.*	68	5,098
Kopin Corp.*	284	1,483
Kulicke & Soffa Industries, Inc.	227	13,089
Lattice Semiconductor Corp.*	496	37,661
MACOM Technology Solutions Holdings, Inc.*	171	12,297
MaxLinear, Inc.*	252	16,967
Meta Materials, Inc.*	790	2,899
NeoPhotonics Corp.*	182	2,797
NVE Corp.	21	1,413
Onto Innovation, Inc.*	171	16,101
PDF Solutions, Inc.*	100	2,993
Photronics, Inc.*	222	2,933
Power Integrations, Inc.	221	22,107
Rambus, Inc.*	390	10,491
Semtech Corp.*	243	20,818
Silicon Laboratories, Inc.*	166	32,581
SiTime Corp.*	54	16,118
SkyWater Technology, Inc.*	37	692
SMART Global Holdings, Inc.*	61	3,478
SunPower Corp.*(b)	294	8,423
Synaptics, Inc.*	126	35,562
Ultra Clean Holdings, Inc.*	166	9,098
Veeco Instruments, Inc.*	175	4,652
		383,193
Software - 1.5%
8x8, Inc.*	400	8,620
A10 Networks, Inc.	220	3,392
ACI Worldwide, Inc.*	433	12,618
Agilysys, Inc.*	73	3,179
Alarm.com Holdings, Inc.*	180	14,362
Alkami Technology, Inc.*	32	918
Altair Engineering, Inc., Class A*	175	13,029
American Software, Inc., Class A	109	2,485
Appfolio, Inc., Class A*	68	8,193
Appian Corp.*	145	10,781
Asana, Inc., Class A*	268	27,859
Avaya Holdings Corp.*	305	5,938
Benefitfocus, Inc.*	97	976
Blackbaud, Inc.*	169	12,753
Blackline, Inc.*	192	21,130
Bottomline Technologies DE, Inc.*	166	7,443
Box, Inc., Class A*	527	12,337
BTRS Holdings, Inc.*	243	1,813
Cerence, Inc.*	139	10,450
ChannelAdvisor Corp.*	99	2,476
Cleanspark, Inc.*	118	2,098
CommVault Systems, Inc.*	173	10,878
Consensus Cloud Solutions, Inc.*	48	3,007

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Couchbase, Inc.*	27	892
CS Disco, Inc.*	42	1,541
Digimarc Corp.*(b)	41	1,759
Digital Turbine, Inc.*	326	17,298
Domo, Inc., Class B*	106	7,669
E2open Parent Holdings, Inc.*	581	7,077
Ebix, Inc.	104	3,178
eGain Corp.*	77	809
Envestnet, Inc.*	196	15,027
EverCommerce, Inc.*	58	944
GTY Technology Holdings, Inc.*	113	744
Instructure Holdings, Inc.*	38	846
Intapp, Inc.*	29	794
Intelligent Systems Corp.*	32	1,298
InterDigital, Inc.	108	7,334
JFrog Ltd.*	190	6,072
Kaltura, Inc.*	62	294
LivePerson, Inc.*(b)	243	9,394
Marathon Digital Holdings, Inc.*	347	17,721
MeridianLink, Inc.*	41	904
MicroStrategy, Inc., Class A*	36	25,972
Mimecast Ltd.*	225	18,225
Mitek Systems, Inc.*	160	2,741
Model N, Inc.*	128	3,597
Momentive Global, Inc.*	470	9,602
ON24, Inc.*	105	1,663
OneSpan, Inc.*	126	2,153
PagerDuty, Inc.*	299	10,600
Ping Identity Holding Corp.*(b)	217	5,167
Progress Software Corp.	165	7,994
PROS Holdings, Inc.*	147	5,339
Q2 Holdings, Inc.*	198	15,899
Qualys, Inc.*	120	15,635
Rapid7, Inc.*(b)	200	24,812
Rekor Systems, Inc.*	110	739
Rimini Street, Inc.*	163	1,077
Riot Blockchain, Inc.*	315	11,772
Sailpoint Technologies Holdings, Inc.*	330	17,355
Sapiens International Corp. NV	108	3,831
SecureWorks Corp., Class A*	29	515
ShotSpotter, Inc.*	38	1,335
Smith Micro Software, Inc.*	175	959
Sprout Social, Inc., Class A*	167	18,651
SPS Commerce, Inc.*	130	18,329
Sumo Logic, Inc.*	305	4,313
Telos Corp.*	146	2,300
Tenable Holdings, Inc.*	326	16,104
Upland Software, Inc.*	97	1,899
Varonis Systems, Inc.*	378	19,584
Verint Systems, Inc.*	239	11,374
Veritone, Inc.*	110	2,820
Viant Technology, Inc., Class A*	36	353
VirnetX Holding Corp.*	235	705
Vonage Holdings Corp.*	876	18,063
Workiva, Inc.*	160	22,315
Xperi Holding Corp.	374	6,702
Yext, Inc.*	403	3,893
Zix Corp.*	192	1,626
Zuora, Inc., Class A*	405	8,023
		642,366
Specialty Retail - 0.6%
Aaron's Co., Inc. (The)	113	2,509
Abercrombie & Fitch Co., Class A*	228	8,208
Academy Sports & Outdoors, Inc.*	285	12,717
American Eagle Outfitters, Inc.	554	14,343
America's Car-Mart, Inc.*	28	2,748
Arko Corp.*	446	4,206
Asbury Automotive Group, Inc.*	83	13,582
Barnes & Noble Education, Inc.*	141	990
Bed Bath & Beyond, Inc.*	377	6,910
Big 5 Sporting Goods Corp.	78	1,851
Boot Barn Holdings, Inc.*	99	12,112
Buckle, Inc. (The)	102	4,798
Caleres, Inc.	132	3,117
Camping World Holdings, Inc., Class A	160	7,018
CarLotz, Inc.*	256	758
Cato Corp. (The), Class A	73	1,201
Chico's FAS, Inc.*	443	2,538
Children's Place, Inc. (The)*	48	4,153
Citi Trends, Inc.*	40	3,392
Conn's, Inc.*	63	1,378
Container Store Group, Inc. (The)*	110	1,279
Designer Brands, Inc., Class A*	220	3,010
Genesco, Inc.*	51	3,223
Group 1 Automotive, Inc.	61	11,880
GrowGeneration Corp.*	193	3,146
Guess?, Inc.	148	3,337
Haverty Furniture Cos., Inc.	58	1,735
Hibbett, Inc.	56	4,365
JOANN, Inc.	38	347
Kirkland's, Inc.*	47	1,015
Lazydays Holdings, Inc.*	32	647
Lumber Liquidators Holdings, Inc.*	96	1,473
MarineMax, Inc.*	78	4,155
Monro, Inc.	118	6,610
Murphy USA, Inc.	92	15,946
National Vision Holdings, Inc.*(b)	303	14,556
ODP Corp. (The)*	165	6,230
OneWater Marine, Inc., Class A	30	1,535
Party City Holdco, Inc.*	399	2,195
Rent-A-Center, Inc.	248	10,954
Sally Beauty Holdings, Inc.*	409	8,012
Shift Technologies, Inc.*	230	1,060
Shoe Carnival, Inc.	63	2,463
Signet Jewelers Ltd.	185	17,971
Sleep Number Corp.*	88	7,021
Sonic Automotive, Inc., Class A	82	3,683
Sportsman's Warehouse Holdings, Inc.*	162	2,759
Tilly's, Inc., Class A	86	1,292
Torrid Holdings, Inc.*	41	667
TravelCenters of America, Inc.*	40	2,089
Urban Outfitters, Inc.*	244	7,727
Winmark Corp.	15	3,782
Zumiez, Inc.*	81	3,707
		268,400
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	447	10,183
Avid Technology, Inc.*	130	4,168
Corsair Gaming, Inc.*	106	2,374
Diebold Nixdorf, Inc.*	259	2,101
Eastman Kodak Co.*	169	1,012
Quantum Corp.*	211	1,154
Super Micro Computer, Inc.*	161	6,665
Turtle Beach Corp.*	52	1,394
		29,051

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.*	229	37,561
Fossil Group, Inc.*	165	1,972
G-III Apparel Group Ltd.*	165	4,891
Kontoor Brands, Inc.	183	9,867
Movado Group, Inc.	56	2,513
Oxford Industries, Inc.	56	5,350
PLBY Group, Inc.*	89	3,413
Rocky Brands, Inc.	31	1,101
Steven Madden Ltd.	304	14,425
Superior Group of Cos., Inc.	37	827
Unifi, Inc.*	43	876
Vera Bradley, Inc.*	101	961
Wolverine World Wide, Inc.	301	9,370
		93,127
Thrifts & Mortgage Finance - 0.4%
Axos Financial, Inc.*	208	11,775
Blue Foundry Bancorp*	110	1,603
Bridgewater Bancshares, Inc.*	78	1,333
Capitol Federal Financial, Inc.	471	5,351
Columbia Financial, Inc.*	144	2,627
Essent Group Ltd.	399	16,590
Federal Agricultural Mortgage Corp., Class C	41	4,990
Finance of America Cos., Inc., Class A*	125	512
Flagstar Bancorp, Inc.	185	8,610
FS Bancorp, Inc.	32	1,039
Hingham Institution For Savings (The)	7	2,734
Home Bancorp, Inc.	35	1,415
Home Point Capital, Inc.	31	119
Kearny Financial Corp.	264	3,355
Luther Burbank Corp.	54	745
Merchants Bancorp	29	1,323
Mr Cooper Group, Inc.*	252	9,896
NMI Holdings, Inc., Class A*	312	6,115
Northfield Bancorp, Inc.	171	2,881
Northwest Bancshares, Inc.	453	6,016
Ocwen Financial Corp.*	37	1,180
PCSB Financial Corp.	45	819
PennyMac Financial Services, Inc.	114	7,220
Pioneer Bancorp, Inc.*	38	474
Premier Financial Corp.	133	3,910
Provident Bancorp, Inc.	52	942
Provident Financial Services, Inc.	276	6,497
Radian Group, Inc.	675	13,750
Southern Missouri Bancorp, Inc.	36	1,923
TrustCo Bank Corp.	69	2,254
Velocity Financial, Inc.*	39	471
Walker & Dunlop, Inc.	99	13,928
Washington Federal, Inc.	239	7,765
Waterstone Financial, Inc.	81	1,681
WSFS Financial Corp.	178	8,850
		160,693
Tobacco - 0.0%(c)
22nd Century Group, Inc.*(b)	593	1,488
Turning Point Brands, Inc.	50	1,900
Universal Corp.	92	4,285
Vector Group Ltd.	517	8,034
		15,707
Trading Companies & Distributors - 0.4%
Alta Equipment Group, Inc.*	69	1,008
Applied Industrial Technologies, Inc.	142	13,496
Beacon Roofing Supply, Inc.*	201	10,032
BlueLinx Holdings, Inc.*	41	2,892
Boise Cascade Co.	145	9,400
Custom Truck One Source, Inc.*	175	1,316
DXP Enterprises, Inc.*	63	1,741
EVI Industries, Inc.*	26	887
GATX Corp.	126	12,411
Global Industrial Co.	41	1,643
GMS, Inc.*	160	8,939
H&E Equipment Services, Inc.	113	4,757
Herc Holdings, Inc.	96	16,363
Karat Packaging, Inc.*	20	440
Lawson Products, Inc.*	21	1,011
McGrath RentCorp	92	7,112
MRC Global, Inc.*	297	2,043
NOW, Inc.*	398	3,327
Rush Enterprises, Inc., Class A	157	8,001
Rush Enterprises, Inc., Class B	30	1,463
Textainer Group Holdings Ltd.*	166	5,423
Titan Machinery, Inc.*	71	2,360
Transcat, Inc.*	31	2,758
Triton International Ltd.	234	13,097
Veritiv Corp.*	51	6,428
WESCO International, Inc.*	167	20,730
Willis Lease Finance Corp.*	12	411
		159,489
Water Utilities - 0.1%
American States Water Co.	132	12,432
Artesian Resources Corp., Class A	37	1,582
Cadiz, Inc.*	79	320
California Water Service Group	183	11,531
Global Water Resources, Inc.	41	706
Middlesex Water Co.	61	6,285
Pure Cycle Corp.*	71	1,034
SJW Group	108	7,274
York Water Co. (The)	42	1,968
		43,132
Wireless Telecommunication Services - 0.0%(c)
Gogo, Inc.*	217	2,782
Shenandoah Telecommunications Co.	168	4,265
Telephone and Data Systems, Inc.	373	6,595
Telesat Corp.*	42	1,293
United States Cellular Corp.*	52	1,514
		16,449
TOTAL COMMON STOCKS (Cost $9,845,271)		10,529,484

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(d)(e)	39	—

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Number of Rights	Value ($)
Tobira Therapeutics, Inc., CVR*(d)(e)	10	—

TOTAL RIGHTS (Cost $117)		—

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $31,495)	31,495	31,495

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.2%

REPURCHASE AGREEMENTS(g) - 11.5%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $5,097,315
(Cost $5,097,312)	5,097,312	5,097,312

U.S. TREASURY OBLIGATIONS - 64.7%
U.S. Treasury Bills
0.04%, 2/3/2022(h) (Cost $28,567,725)	28,570,000	28,567,786

TOTAL SHORT-TERM INVESTMENTS (Cost $33,665,037)		33,665,098

Total Investments - 100.1% (Cost $43,541,920)		44,226,077
Liabilities in excess of other assets - (0.1%)		(54,552)
Net Assets - 100.0%		44,171,525

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $118,010, collateralized in the form of cash with a value of $31,495 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $95,747 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $127,242.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $0, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $31,495.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(h)	The rate shown was the current yield as of November 30, 2021.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,327,505
Aggregate gross unrealized depreciation	(1,305,268)
Net unrealized appreciation	$22,237
Federal income tax cost	$43,716,758

Futures Contracts Purchased

Hedge Replication ETF had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
E-Mini Euro	50	12/13/2021	USD	$3,544,688	$(101,037)

See accompanying notes to the financial statements.

Hedge Replication ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Swap Agreementsa

Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
68,166	4/10/2023	Credit Suisse International	0.52%	Russell 2000® Total Return Index	(7,518)
675,916	4/10/2023	Credit Suisse International	0.67%	S&P 500® Total Return Index	(16,167)
937,624	4/10/2023	Credit Suisse International	0.37%	iShares® MSCI Emerging Markets ETF[f]	(49,189)
1,681,706					(72,874)	—	72,874	—
288,316	4/10/2023	Morgan Stanley & Co. International plc	0.32%	iShares® MSCI Emerging Markets ETF[f]	(12,698)	—	12,698	—

492,556	3/7/2023	Societe Generale	0.42%	Russell 2000® Total Return Index	(54,289)
511,082	3/7/2023	Societe Generale	0.57%	iShares® MSCI EAFE ETF[f]	(33,317)
662,215	3/7/2023	Societe Generale	0.47%	S&P 500® Total Return Index	(18,945)
1,408,223	3/7/2023	Societe Generale	(0.18)%	iShares® MSCI Emerging Markets ETF[f]	(73,378)
3,074,076					(179,929)	—	40,000	(139,929)
212,599	1/8/2024	UBS AG	0.27%	iShares® MSCI EAFE ETF[f]	(11,836)
646,480	3/7/2023	UBS AG	0.07%	Russell 2000® Total Return Index	(71,101)
885,203	11/6/2023	UBS AG	(0.13)%	iShares® MSCI Emerging Markets ETF[f]	(37,607)
1,744,282					(120,544)	—	120,544	—

6,788,380					(386,045)
				Total Unrealized Depreciation	(386,045)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Large Cap Core Plus
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 93.5%

Aerospace & Defense - 1.6%
Boeing Co. (The)*	8,541	1,689,837
General Dynamics Corp.	9,534	1,801,640
Huntington Ingalls Industries, Inc.	6,986	1,240,085
Lockheed Martin Corp.	5,754	1,917,923
Northrop Grumman Corp.	2,921	1,018,845
Textron, Inc.	7,518	532,274
		8,200,604
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	15,403	1,464,671
Expeditors International of Washington, Inc.	3,215	391,008
United Parcel Service, Inc., Class B	7,758	1,538,955
		3,394,634
Airlines - 0.6%
Alaska Air Group, Inc.*	26,956	1,309,253
Delta Air Lines, Inc.*	10,115	366,163
Southwest Airlines Co.*	35,461	1,574,468
		3,249,884
Auto Components - 0.4%
Aptiv plc*	3,783	606,604
BorgWarner, Inc.	33,630	1,455,507
		2,062,111
Automobiles - 1.9%
Ford Motor Co.	76,998	1,477,592
General Motors Co.*	26,050	1,507,513
Tesla, Inc.*	5,845	6,691,122
		9,676,227
Banks - 2.7%
Bank of America Corp.	37,016	1,646,102
Citigroup, Inc.	40,534	2,582,016
Citizens Financial Group, Inc.	34,808	1,645,374
JPMorgan Chase & Co.	19,858	3,154,046
KeyCorp	64,171	1,439,997
People's United Financial, Inc.	17,672	301,131
Regions Financial Corp.	70,254	1,598,278
SVB Financial Group*	848	587,096
Wells Fargo & Co.	10,155	485,206
		13,439,246
Beverages - 0.9%
Coca-Cola Co. (The)	11,792	618,490
Constellation Brands, Inc., Class A	5,678	1,279,424
Monster Beverage Corp.*	17,131	1,435,235
PepsiCo, Inc.	6,623	1,058,223
		4,391,372
Biotechnology - 2.4%
AbbVie, Inc.	23,608	2,721,530
Amgen, Inc.	1,980	393,783
Gilead Sciences, Inc.	29,470	2,031,367
Incyte Corp.*	23,243	1,574,016
Moderna, Inc.*	4,738	1,669,813
Regeneron Pharmaceuticals, Inc.*	3,357	2,136,831
Vertex Pharmaceuticals, Inc.*	7,680	1,435,699
		11,963,039
Building Products - 0.1%
Fortune Brands Home & Security, Inc.	4,564	458,819

Capital Markets - 2.3%
Cboe Global Markets, Inc.	12,171	1,569,329
Franklin Resources, Inc.	44,999	1,457,968
Goldman Sachs Group, Inc. (The)	5,423	2,066,109
Invesco Ltd.	59,634	1,331,627
Morgan Stanley	29,014	2,751,107
Nasdaq, Inc.	8,259	1,678,477
T. Rowe Price Group, Inc.	2,171	434,091
		11,288,708
Chemicals - 1.7%
Air Products and Chemicals, Inc.	3,261	937,342
Celanese Corp.	9,824	1,486,961
Corteva, Inc.	36,699	1,651,455
Linde plc	2,103	669,048
LyondellBasell Industries NV, Class A	18,419	1,604,847
Mosaic Co. (The)	35,113	1,201,567
PPG Industries, Inc.	5,470	843,310
		8,394,530
Commercial Services & Supplies - 0.2%
Rollins, Inc.	25,321	842,683

Communications Equipment - 0.6%
Arista Networks, Inc.*	9,939	1,233,032
Cisco Systems, Inc.	15,178	832,362
Motorola Solutions, Inc.	3,623	917,271
		2,982,665
Consumer Finance - 0.7%
American Express Co.	10,682	1,626,869
Capital One Financial Corp.	8,221	1,155,297
Synchrony Financial	15,193	680,494
		3,462,660
Containers & Packaging - 0.7%
Ball Corp.	11,663	1,089,907
International Paper Co.	20,009	910,810
Packaging Corp. of America	11,735	1,532,474
		3,533,191
Distributors - 0.5%
LKQ Corp.	28,621	1,599,914
Pool Corp.	1,284	711,490
		2,311,404
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B*	12,117	3,352,653

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	52,916	1,208,072
Lumen Technologies, Inc.	108,675	1,341,049
Verizon Communications, Inc.	28,221	1,418,670
		3,967,791
Electric Utilities - 1.3%
Alliant Energy Corp.	4,420	242,172
Entergy Corp.	13,938	1,398,539
FirstEnergy Corp.	16,025	603,501
NextEra Energy, Inc.	2,173	188,573
NRG Energy, Inc.	44,657	1,608,545
Pinnacle West Capital Corp.	9,292	604,445
Southern Co. (The)	29,753	1,817,908
		6,463,683
Electrical Equipment - 0.5%
AMETEK, Inc.	11,083	1,512,829
Emerson Electric Co.	11,370	998,741
		2,511,570
Electronic Equipment, Instruments & Components - 1.2%
Corning, Inc.	8,185	303,582
Keysight Technologies, Inc.*	9,803	1,906,488

See accompanying notes to the financial statements.

Large Cap Core Plus
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
TE Connectivity Ltd.	3,626	558,150
Teledyne Technologies, Inc.*	1,901	789,466
Trimble, Inc.*	5,089	436,992
Zebra Technologies Corp., Class A*	3,049	1,795,190
		5,789,868
Energy Equipment & Services - 0.0%(b)
Halliburton Co.	9,930	214,389

Entertainment - 0.8%
Activision Blizzard, Inc.	11,172	654,679
Electronic Arts, Inc.	1,611	200,118
Netflix, Inc.*	2,125	1,364,038
Take-Two Interactive Software, Inc.*	1,825	302,731
Walt Disney Co. (The)*	10,752	1,557,965
		4,079,531
Equity Real Estate Investment Trusts (REITs) - 4.1%
AvalonBay Communities, Inc.	7,431	1,775,043
Digital Realty Trust, Inc.	11,306	1,896,468
Duke Realty Corp.	29,398	1,714,785
Equity Residential	19,802	1,689,309
Extra Space Storage, Inc.	8,774	1,754,800
Federal Realty Investment Trust	2,168	265,949
Healthpeak Properties, Inc.	18,232	599,104
Iron Mountain, Inc.	3,947	179,352
Kimco Realty Corp.	62,402	1,399,053
Mid-America Apartment Communities, Inc.	8,294	1,710,637
SBA Communications Corp.	5,231	1,798,418
Simon Property Group, Inc.	4,647	710,247
UDR, Inc.	15,143	859,062
Ventas, Inc.	20,114	943,749
Vornado Realty Trust	33,811	1,357,174
Weyerhaeuser Co.	46,613	1,753,115
		20,406,265
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,199	646,717
Kroger Co. (The)	37,841	1,571,537
Sysco Corp.	3,455	241,988
Walgreens Boots Alliance, Inc.	34,993	1,567,686
Walmart, Inc.	16,515	2,322,504
		6,350,432
Food Products - 1.9%
Archer-Daniels-Midland Co.	27,788	1,728,691
Campbell Soup Co.	29,309	1,182,032
Conagra Brands, Inc.	41,698	1,273,874
Hershey Co. (The)	8,934	1,585,696
Hormel Foods Corp.	15,288	632,923
Kellogg Co.	23,731	1,451,863
Kraft Heinz Co. (The)	7,698	258,730
Tyson Foods, Inc., Class A	20,661	1,631,392
		9,745,201
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	21,865	2,749,961
Align Technology, Inc.*	2,354	1,439,541
Baxter International, Inc.	23,323	1,739,196
Becton Dickinson and Co.	5,855	1,388,455
Boston Scientific Corp.*	5,636	214,562
Cooper Cos., Inc. (The)	3,612	1,359,810
DENTSPLY SIRONA, Inc.	11,754	572,890
Hologic, Inc.*	23,100	1,726,263
IDEXX Laboratories, Inc.*	2,895	1,760,363
Medtronic plc	2,414	257,574
Teleflex, Inc.	4,764	1,416,909
		14,625,524
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	9,204	1,065,363
Anthem, Inc.	607	246,582
Centene Corp.*	11,277	805,291
Cigna Corp.	4,529	869,115
CVS Health Corp.	26,483	2,358,576
HCA Healthcare, Inc.	6,826	1,539,877
McKesson Corp.	7,949	1,723,025
Quest Diagnostics, Inc.	7,176	1,066,928
UnitedHealth Group, Inc.	5,632	2,501,847
Universal Health Services, Inc., Class B	11,129	1,321,346
		13,497,950
Health Care Technology - 0.3%
Cerner Corp.	22,665	1,596,749

Hotels, Restaurants & Leisure - 3.2%
Booking Holdings, Inc.*	815	1,713,008
Caesars Entertainment, Inc.*	14,591	1,314,211
Darden Restaurants, Inc.	10,312	1,422,540
Expedia Group, Inc.*	9,345	1,505,386
Hilton Worldwide Holdings, Inc.*	12,748	1,721,872
Las Vegas Sands Corp.*	15,882	565,717
Marriott International, Inc., Class A*	11,793	1,740,175
McDonald's Corp.	2,844	695,643
MGM Resorts International	36,004	1,425,038
Penn National Gaming, Inc.*	16,204	830,131
Starbucks Corp.	16,573	1,817,064
Yum! Brands, Inc.	10,777	1,323,847
		16,074,632
Household Durables - 0.8%
DR Horton, Inc.	9,677	945,443
Lennar Corp., Class A	16,113	1,692,671
PulteGroup, Inc.	12,859	643,336
Whirlpool Corp.	4,384	954,572
		4,236,022
Household Products - 1.0%
Church & Dwight Co., Inc.	18,381	1,642,894
Clorox Co. (The)	6,651	1,083,115
Procter & Gamble Co. (The)	17,344	2,507,596
		5,233,605
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	61,968	1,448,812

Industrial Conglomerates - 0.9%
3M Co.	12,871	2,188,585
General Electric Co.	24,029	2,282,515
Honeywell International, Inc.	1,097	221,857
		4,692,957
Insurance - 3.6%
Allstate Corp. (The)	12,544	1,363,784
Aon plc, Class A	2,217	655,722
Arthur J Gallagher & Co.	10,076	1,641,380
Assurant, Inc.	8,458	1,286,462
Chubb Ltd.	3,949	708,727
Cincinnati Financial Corp.	12,886	1,467,715
Everest Re Group Ltd.	5,727	1,468,288
Globe Life, Inc.	11,287	976,777

See accompanying notes to the financial statements.

Large Cap Core Plus
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Hartford Financial Services Group, Inc. (The)	20,936	1,383,870
Loews Corp.	23,670	1,265,398
MetLife, Inc.	27,452	1,610,334
Principal Financial Group, Inc.	6,794	465,933
Progressive Corp. (The)	7,387	686,548
Travelers Cos., Inc. (The)	10,546	1,549,735
W R Berkley Corp.	18,232	1,397,301
Willis Towers Watson plc	810	182,930
		18,110,904
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A*	2,357	6,689,048
Alphabet, Inc., Class C*	2,157	6,145,380
Meta Platforms, Inc., Class A*	20,844	6,763,044
Twitter, Inc.*	27,329	1,200,836
		20,798,308
Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc.*	3,744	13,130,470
eBay, Inc.	22,620	1,525,945
		14,656,415
IT Services - 2.5%
Accenture plc, Class A	4,293	1,534,318
Akamai Technologies, Inc.*	1,686	190,012
Automatic Data Processing, Inc.	2,908	671,428
Broadridge Financial Solutions, Inc.	8,674	1,462,176
DXC Technology Co.*	9,924	297,621
Gartner, Inc.*	5,296	1,653,676
Jack Henry & Associates, Inc.	5,940	900,682
Mastercard, Inc., Class A	4,661	1,467,842
PayPal Holdings, Inc.*	6,186	1,143,730
Visa, Inc., Class A	9,978	1,933,437
Western Union Co. (The)	83,561	1,321,935
		12,576,857
Leisure Products - 0.1%
Hasbro, Inc.	3,007	291,408

Life Sciences Tools & Services - 3.0%
Agilent Technologies, Inc.	1,724	260,151
Bio-Rad Laboratories, Inc., Class A*	2,224	1,675,117
Danaher Corp.	10,124	3,256,283
Illumina, Inc.*	903	329,893
IQVIA Holdings, Inc.*	7,651	1,982,604
Mettler-Toledo International, Inc.*	1,182	1,789,702
PerkinElmer, Inc.	9,143	1,665,489
Thermo Fisher Scientific, Inc.	3,289	2,081,378
West Pharmaceutical Services, Inc.	4,095	1,812,693
		14,853,310
Machinery - 2.1%
Deere & Co.	5,056	1,747,050
Dover Corp.	9,384	1,537,568
Otis Worldwide Corp.	6,794	546,238
PACCAR, Inc.	19,746	1,647,211
Parker-Hannifin Corp.	4,661	1,407,902
Pentair plc(c)	19,317	1,423,470
Snap-on, Inc.	5,546	1,141,977
Stanley Black & Decker, Inc.	7,578	1,324,331
		10,775,747
Media - 2.1%
Charter Communications, Inc., Class A*	3,036	1,962,106
Comcast Corp., Class A	26,324	1,315,674
Discovery, Inc., Class A*(c)	6,770	157,538
Discovery, Inc., Class C*(c)	49,708	1,128,869
DISH Network Corp., Class A*	33,782	1,055,687
Fox Corp., Class A	4,553	162,588
Interpublic Group of Cos., Inc. (The)	40,816	1,354,683
News Corp., Class A	55,147	1,192,278
News Corp., Class B	41,466	893,592
Omnicom Group, Inc.	20,194	1,359,258
		10,582,273
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	37,037	1,373,332
Newmont Corp.	13,624	748,230
		2,121,562
Multiline Retail - 0.3%
Dollar Tree, Inc.*	8,765	1,173,020
Target Corp.	1,207	294,315
		1,467,335
Multi-Utilities - 0.7%
CMS Energy Corp.	23,830	1,402,396
DTE Energy Co.	13,766	1,491,408
WEC Energy Group, Inc.	6,862	596,514
		3,490,318
Oil, Gas & Consumable Fuels - 3.6%
APA Corp.	30,271	780,084
Chevron Corp.	17,997	2,031,321
ConocoPhillips	6,765	474,429
Coterra Energy, Inc.	40,429	811,814
Devon Energy Corp.	29,087	1,223,399
Diamondback Energy, Inc.	8,720	930,686
EOG Resources, Inc.	21,318	1,854,666
Exxon Mobil Corp.	50,662	3,031,614
Kinder Morgan, Inc.(c)	78,428	1,212,497
Marathon Petroleum Corp.	14,071	856,220
ONEOK, Inc.	9,739	582,782
Phillips 66	23,276	1,610,001
Pioneer Natural Resources Co.	6,400	1,141,248
Valero Energy Corp.	23,155	1,549,996
		18,090,757
Pharmaceuticals - 2.0%
Catalent, Inc.*	1,974	253,975
Eli Lilly & Co.	2,274	564,043
Johnson & Johnson	22,147	3,453,382
Merck & Co., Inc.	6,777	507,665
Organon & Co.	11,915	348,275
Pfizer, Inc.	51,530	2,768,707
Zoetis, Inc.	10,583	2,349,849
		10,245,896
Professional Services - 0.5%
Jacobs Engineering Group, Inc.	4,929	702,678
Leidos Holdings, Inc.	8,673	762,444
Nielsen Holdings plc	45,119	864,480
Robert Half International, Inc.	3,265	362,970
		2,692,572
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	2,120	202,608

Road & Rail - 0.9%
CSX Corp.	14,174	491,271
JB Hunt Transport Services, Inc.	8,442	1,613,773
Norfolk Southern Corp.	7,582	2,011,277
Union Pacific Corp.	821	193,460
		4,309,781

See accompanying notes to the financial statements.

Large Cap Core Plus
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc.*	22,614	3,581,379
Applied Materials, Inc.	15,884	2,337,966
Broadcom, Inc.	1,182	654,450
Intel Corp.	46,301	2,278,009
Micron Technology, Inc.	27,302	2,293,368
NVIDIA Corp.	19,109	6,244,057
Qorvo, Inc.*	9,680	1,415,506
QUALCOMM, Inc.	14,591	2,634,551
Skyworks Solutions, Inc.	7,266	1,101,962
Teradyne, Inc.	3,344	511,197
Texas Instruments, Inc.	2,096	403,208
		23,455,653
Software - 8.2%
Adobe, Inc.*	6,780	4,541,583
ANSYS, Inc.*	3,383	1,324,377
Autodesk, Inc.*	6,725	1,709,428
Cadence Design Systems, Inc.*	10,990	1,950,285
Citrix Systems, Inc.	11,032	887,304
Intuit, Inc.	1,069	697,309
Microsoft Corp.	66,543	21,998,450
NortonLifeLock, Inc.	64,759	1,609,261
Oracle Corp.	7,272	659,861
salesforce.com, Inc.*	8,860	2,524,746
ServiceNow, Inc.*	1,808	1,171,041
Synopsys, Inc.*	2,760	941,160
Tyler Technologies, Inc.*	2,158	1,119,959
		41,134,764
Specialty Retail - 1.6%
Bath & Body Works, Inc.	5,671	426,062
Best Buy Co., Inc.	6,464	690,743
Gap, Inc. (The)	15,917	263,108
Home Depot, Inc. (The)	5,929	2,375,217
Lowe's Cos., Inc.	796	194,694
Ross Stores, Inc.	15,834	1,727,331
TJX Cos., Inc. (The)	32,834	2,278,679
		7,955,834
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	138,972	22,972,072
Hewlett Packard Enterprise Co.	36,491	523,646
HP, Inc.	58,284	2,056,259
Western Digital Corp.*	3,854	222,915
		25,774,892
Textiles, Apparel & Luxury Goods - 1.6%
Hanesbrands, Inc.	73,000	1,178,950
NIKE, Inc., Class B	13,003	2,200,628
Ralph Lauren Corp.	12,206	1,416,384
Tapestry, Inc.	20,394	818,207
Under Armour, Inc., Class A*	58,772	1,386,432
Under Armour, Inc., Class C*	61,768	1,239,684
		8,240,285
Tobacco - 0.4%
Philip Morris International, Inc.	21,065	1,810,326

Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc.*	16,391	1,783,505

TOTAL COMMON STOCKS (Cost $359,184,108)		469,360,721

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $116,188)	116,188	116,188

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.1%

REPURCHASE AGREEMENTS(e) - 6.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $30,511,016
(Cost $30,510,992)	30,510,992	30,510,992

Total Investments - 99.6% (Cost $389,811,288)		499,987,901
Other assets less liabilities - 0.4%		2,205,426
Net Assets - 100.0%		502,193,327

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $45,791,616.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $811,269, collateralized in the form of cash with a value of $116,188 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $764,438 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 30, 2021 – May 15, 2051. The total value of collateral is $880,626.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $116,188.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$126,282,080
Aggregate gross unrealized depreciation	(15,688,292)
Net unrealized appreciation	$110,593,788
Federal income tax cost	$390,620,205

See accompanying notes to the financial statements.

Large Cap Core Plus
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Swap Agreementsa

Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(58,148,206)	3/7/2023	Goldman Sachs International	(0.17)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	3,574,202	(1,959,745)	—	1,614,457

(28,459,985)	3/7/2023	Societe Generale	0.08%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	1,757,908
120,267,650	3/7/2023	Societe Generale	0.82%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	(4,139,102)
91,807,665					(2,381,194)	2,280,492	100,702	—
(58,939,137)	11/6/2023	UBS AG	(0.17)%	Credit Suisse 130/30 Large Cap Index (short portion)[f]	2,018,507
57,910,493	3/7/2023	UBS AG	0.62%	Credit Suisse 130/30 Large Cap Index (long portion)[g]	(1,985,423)
(1,028,644)					33,084	—	—	33,084

32,630,815					1,226,092
				Total Unrealized Appreciation	7,350,617
				Total Unrealized Depreciation	(6,124,525)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f	Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/media/Large_Cap_Short_November.pdf.
g	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

RAFITM Long/Short
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 90.7%

Aerospace & Defense - 1.5%
Boeing Co. (The)*	90	17,806
Curtiss-Wright Corp.	6	755
General Dynamics Corp.	48	9,071
Hexcel Corp.*	11	565
Howmet Aerospace, Inc.	64	1,800
Huntington Ingalls Industries, Inc.	9	1,598
L3Harris Technologies, Inc.	23	4,809
Lockheed Martin Corp.	34	11,333
Northrop Grumman Corp.	21	7,325
Raytheon Technologies Corp.	150	12,138
Spirit AeroSystems Holdings, Inc., Class A	29	1,098
Textron, Inc.	49	3,469
TransDigm Group, Inc.*	6	3,468
		75,235
Air Freight & Logistics - 0.7%
Atlas Air Worldwide Holdings, Inc.*	10	876
CH Robinson Worldwide, Inc.	27	2,567
Expeditors International of Washington, Inc.	16	1,946
FedEx Corp.	42	9,676
GXO Logistics, Inc.*	22	2,113
Hub Group, Inc., Class A*	10	777
United Parcel Service, Inc., Class B	89	17,655
		35,610
Airlines - 0.1%
Alaska Air Group, Inc.*	9	437
American Airlines Group, Inc.*	75	1,327
Delta Air Lines, Inc.*	56	2,027
JetBlue Airways Corp.*	29	389
Southwest Airlines Co.*	26	1,155
United Airlines Holdings, Inc.*	46	1,944
		7,279
Auto Components - 0.4%
Adient plc*	41	1,740
American Axle & Manufacturing Holdings, Inc.*	94	833
Aptiv plc*	19	3,047
Autoliv, Inc.	17	1,639
BorgWarner, Inc.	50	2,164
Dana, Inc.	49	1,053
Gentex Corp.	24	826
Goodyear Tire & Rubber Co. (The)*	112	2,252
Lear Corp.	19	3,188
Tenneco, Inc., Class A*	45	473
Visteon Corp.*	10	1,059
		18,274
Automobiles - 1.7%
Ford Motor Co.	2,425	46,536
General Motors Co.*	498	28,819
Harley-Davidson, Inc.	49	1,795
Tesla, Inc.*	3	3,434
Thor Industries, Inc.	10	1,057
		81,641
Banks - 8.0%
Associated Banc-Corp.	42	920
Bank of America Corp.	1,501	66,749
Bank of Hawaii Corp.	6	479
Bank OZK	21	939
BankUnited, Inc.	20	793
BOK Financial Corp.	7	722
Cadence Bank	17	497
Cathay General Bancorp	14	587
CIT Group, Inc.	32	1,570
Citigroup, Inc.	731	46,565
Citizens Financial Group, Inc.	111	5,247
Columbia Banking System, Inc.	11	361
Comerica, Inc.	33	2,723
Commerce Bancshares, Inc.	11	768
Credicorp Ltd.	17	2,006
Cullen/Frost Bankers, Inc.	10	1,259
East West Bancorp, Inc.	19	1,463
Fifth Third Bancorp	155	6,533
First Citizens BancShares, Inc., Class A	1	804
First Hawaiian, Inc.	24	630
First Horizon Corp.	64	1,032
First Midwest Bancorp, Inc.	25	493
First Republic Bank	11	2,306
FNB Corp.	92	1,073
Fulton Financial Corp.	38	600
Glacier Bancorp, Inc.	10	543
Hancock Whitney Corp.	22	1,051
Home BancShares, Inc.	22	526
Huntington Bancshares, Inc.	279	4,140
Investors Bancorp, Inc.	50	745
JPMorgan Chase & Co.	512	81,321
KeyCorp	204	4,578
M&T Bank Corp.	28	4,105
Old National Bancorp	31	547
PacWest Bancorp	39	1,745
People's United Financial, Inc.	96	1,636
Pinnacle Financial Partners, Inc.	10	954
PNC Financial Services Group, Inc. (The)	79	15,563
Popular, Inc.	21	1,634
Prosperity Bancshares, Inc.	14	998
Regions Financial Corp.	203	4,618
Signature Bank	5	1,512
Simmons First National Corp., Class A	20	582
Sterling Bancorp	37	918
SVB Financial Group*	4	2,769
Synovus Financial Corp.	26	1,178
Texas Capital Bancshares, Inc.*	10	563
Truist Financial Corp.	202	11,981
UMB Financial Corp.	8	805
Umpqua Holdings Corp.	62	1,182
United Bankshares, Inc.	22	786
US Bancorp	290	16,049
Valley National Bancorp	76	1,021
Webster Financial Corp.	16	862
Wells Fargo & Co.	1,515	72,387
Western Alliance Bancorp	7	768
Wintrust Financial Corp.	11	963
Zions Bancorp NA	32	2,019
		388,168
Beverages - 1.3%
Brown-Forman Corp., Class B	10	704
Coca-Cola Co. (The)	452	23,707
Coca-Cola Europacific Partners plc	52	2,567

See accompanying notes to the financial statements.

RAFITM Long/Short
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Constellation Brands, Inc., Class A	15	3,380
Keurig Dr Pepper, Inc.	65	2,209
Molson Coors Beverage Co., Class B	71	3,155
Monster Beverage Corp.*	13	1,089
PepsiCo, Inc.	180	28,761
		65,572
Biotechnology - 1.4%
AbbVie, Inc.	178	20,520
Amgen, Inc.	70	13,922
Biogen, Inc.*	25	5,893
BioMarin Pharmaceutical, Inc.*	8	690
Gilead Sciences, Inc.	270	18,611
Incyte Corp.*	7	474
Regeneron Pharmaceuticals, Inc.*	8	5,092
United Therapeutics Corp.*	6	1,137
Vertex Pharmaceuticals, Inc.*	7	1,309
		67,648
Building Products - 0.7%
A O Smith Corp.	11	869
Allegion plc	7	865
Builders FirstSource, Inc.*	25	1,736
Carlisle Cos., Inc.	8	1,802
Carrier Global Corp.	163	8,822
Fortune Brands Home & Security, Inc.	14	1,407
Johnson Controls International plc	125	9,345
Lennox International, Inc.	3	927
Masco Corp.	27	1,779
Owens Corning	21	1,782
Resideo Technologies, Inc.*	31	809
Trane Technologies plc	20	3,733
UFP Industries, Inc.	10	833
Zurn Water Solutions Corp.	12	421
		35,130
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	7	1,191
Ameriprise Financial, Inc.	17	4,923
Apollo Global Management, Inc.	11	779
Bank of New York Mellon Corp. (The)	217	11,889
BlackRock, Inc.	15	13,569
Cboe Global Markets, Inc.	10	1,289
Charles Schwab Corp. (The)	71	5,495
CME Group, Inc.	34	7,498
Evercore, Inc., Class A	5	693
FactSet Research Systems, Inc.	2	937
Federated Hermes, Inc.	22	742
Franklin Resources, Inc.	94	3,046
Goldman Sachs Group, Inc. (The)	63	24,002
Intercontinental Exchange, Inc.	38	4,967
Invesco Ltd.	131	2,925
Janus Henderson Group plc	40	1,709
Jefferies Financial Group, Inc.	63	2,368
KKR & Co., Inc.	55	4,095
Lazard Ltd., Class A	30	1,279
LPL Financial Holdings, Inc.	8	1,261
Moody's Corp.	7	2,734
Morgan Stanley	208	19,723
MSCI, Inc.	2	1,259
Nasdaq, Inc.	10	2,032
Northern Trust Corp.	34	3,934
Raymond James Financial, Inc.	23	2,261
S&P Global, Inc.	10	4,557
SEI Investments Co.	10	596
State Street Corp.	80	7,118
Stifel Financial Corp.	12	852
T. Rowe Price Group, Inc.	24	4,799
		144,522
Chemicals - 1.9%
Air Products and Chemicals, Inc.	18	5,174
Albemarle Corp.	10	2,665
Ashland Global Holdings, Inc.	10	1,011
Avient Corp.	13	715
Axalta Coating Systems Ltd.*	34	1,031
Cabot Corp.	12	630
Celanese Corp.	13	1,968
CF Industries Holdings, Inc.	43	2,605
Chemours Co. (The)	42	1,247
Corteva, Inc.	82	3,690
Dow, Inc.	119	6,537
DuPont de Nemours, Inc.	169	12,499
Eastman Chemical Co.	27	2,816
Ecolab, Inc.	19	4,208
Element Solutions, Inc.	35	800
FMC Corp.	10	1,002
HB Fuller Co.	10	732
Huntsman Corp.	53	1,680
International Flavors & Fragrances, Inc.	12	1,706
Linde plc	53	16,861
LyondellBasell Industries NV, Class A	75	6,535
Mosaic Co. (The)	83	2,840
Olin Corp.	39	2,120
PPG Industries, Inc.	30	4,625
RPM International, Inc.	14	1,274
Scotts Miracle-Gro Co. (The)	3	435
Sherwin-Williams Co. (The)	13	4,306
Trinseo plc	10	472
Westlake Chemical Corp.	7	650
		92,834
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	15	675
Brink's Co. (The)	7	428
Cintas Corp.	5	2,111
Clean Harbors, Inc.*	9	913
Copart, Inc.*	6	871
CoreCivic, Inc., REIT*	129	1,389
Deluxe Corp.	12	406
KAR Auction Services, Inc.*	42	630
Pitney Bowes, Inc.	100	683
Republic Services, Inc.	30	3,968
Stericycle, Inc.*	12	678
Waste Management, Inc.	50	8,033
		20,785
Communications Equipment - 0.9%
Arista Networks, Inc.*	8	992
Ciena Corp.*	14	843
Cisco Systems, Inc.	600	32,904
CommScope Holding Co., Inc.*	77	767
F5, Inc.*	5	1,138
Juniper Networks, Inc.	74	2,304
Motorola Solutions, Inc.	11	2,785
Viasat, Inc.*	9	399
		42,132

See accompanying notes to the financial statements.

RAFITM Long/Short
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Construction & Engineering - 0.2%
AECOM*	48	3,309
Dycom Industries, Inc.*	9	841
EMCOR Group, Inc.	11	1,313
Fluor Corp.*	87	1,924
MasTec, Inc.*	11	1,014
Quanta Services, Inc.	19	2,162
Valmont Industries, Inc.	3	717
		11,280
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5	2,018
Summit Materials, Inc., Class A*	24	895
Vulcan Materials Co.	10	1,916
		4,829
Consumer Finance - 1.2%
Ally Financial, Inc.	114	5,225
American Express Co.	85	12,945
Capital One Financial Corp.	137	19,253
Discover Financial Services	64	6,902
Navient Corp.	101	1,993
OneMain Holdings, Inc.	17	846
PROG Holdings, Inc.*	10	451
Santander Consumer USA Holdings, Inc.	28	1,169
SLM Corp.	52	925
Synchrony Financial	196	8,779
		58,488
Containers & Packaging - 0.5%
AptarGroup, Inc.	7	837
Avery Dennison Corp.	9	1,846
Ball Corp.	23	2,149
Berry Global Group, Inc.*	30	2,072
Crown Holdings, Inc.	21	2,222
Graphic Packaging Holding Co.	68	1,342
International Paper Co.	120	5,462
O-I Glass, Inc.*	50	553
Packaging Corp. of America	14	1,828
Sealed Air Corp.	25	1,553
Silgan Holdings, Inc.	14	581
Sonoco Products Co.	21	1,221
WestRock Co.	97	4,209
		25,875
Distributors - 0.2%
Genuine Parts Co.	31	3,960
LKQ Corp.	61	3,410
Pool Corp.	2	1,108
		8,478
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc.*	3	369
Graham Holdings Co., Class B	1	567
H&R Block, Inc.	55	1,302
Laureate Education, Inc., Class A	35	350
Service Corp. International	21	1,389
Terminix Global Holdings, Inc.*	13	485
		4,462
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	194	53,678
Equitable Holdings, Inc.	90	2,831
Voya Financial, Inc.	36	2,237
		58,746
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	2,411	55,043
EchoStar Corp., Class A*	21	575
Liberty Global plc, Class A*	68	1,795
Liberty Global plc, Class C*	144	3,836
Liberty Latin America Ltd., Class A*	9	102
Liberty Latin America Ltd., Class C*	38	427
Lumen Technologies, Inc.	638	7,873
Verizon Communications, Inc.	959	48,209
		117,860
Electric Utilities - 2.5%
ALLETE, Inc.	12	703
Alliant Energy Corp.	44	2,411
American Electric Power Co., Inc.	111	8,996
Avangrid, Inc.	16	810
Duke Energy Corp.	165	16,007
Edison International	95	6,202
Entergy Corp.	53	5,318
Evergy, Inc.	60	3,798
Eversource Energy	59	4,854
Exelon Corp.	279	14,712
FirstEnergy Corp.	153	5,762
Hawaiian Electric Industries, Inc.	24	912
IDACORP, Inc.	10	1,046
NextEra Energy, Inc.	183	15,881
NRG Energy, Inc.	39	1,405
OGE Energy Corp.	51	1,750
PG&E Corp.*	191	2,269
Pinnacle West Capital Corp.	30	1,951
PNM Resources, Inc.	13	640
Portland General Electric Co.	25	1,217
PPL Corp.	218	6,067
Southern Co. (The)	199	12,159
Xcel Energy, Inc.	97	6,182
		121,052
Electrical Equipment - 0.6%
Acuity Brands, Inc.	7	1,409
AMETEK, Inc.	13	1,775
Eaton Corp. plc	58	9,400
Emerson Electric Co.	80	7,027
EnerSys	7	519
Generac Holdings, Inc.*	2	842
Hubbell, Inc.	7	1,370
nVent Electric plc	28	975
Regal Rexnord Corp.	10	1,581
Rockwell Automation, Inc.	10	3,362
Sensata Technologies Holding plc*	20	1,114
		29,374
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	35	2,820
Arrow Electronics, Inc.*	22	2,676
Avnet, Inc.	47	1,705
CDW Corp.	13	2,462
Coherent, Inc.*	2	518
Corning, Inc.	117	4,339
Flex Ltd.*	199	3,403
Insight Enterprises, Inc.*	9	888
IPG Photonics Corp.*	2	328
Jabil, Inc.	46	2,689
Keysight Technologies, Inc.*	9	1,750
National Instruments Corp.	12	498
Plexus Corp.*	7	589
Sanmina Corp.*	15	548

See accompanying notes to the financial statements.

RAFITM Long/Short
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
TD SYNNEX Corp.	10	1,035
TE Connectivity Ltd.	35	5,388
Teledyne Technologies, Inc.*	4	1,661
Trimble, Inc.*	13	1,116
TTM Technologies, Inc.*	41	565
Vishay Intertechnology, Inc.	24	489
Zebra Technologies Corp., Class A*	2	1,178
		36,645
Energy Equipment & Services - 0.6%
Baker Hughes Co.	252	5,882
Halliburton Co.	210	4,534
Helmerich & Payne, Inc.	57	1,280
Nabors Industries Ltd.*	10	814
NOV, Inc.*	138	1,645
Oceaneering International, Inc.*	49	524
Patterson-UTI Energy, Inc.	106	748
Schlumberger NV	464	13,307
Transocean Ltd.*	494	1,492
		30,226
Entertainment - 0.7%
Activision Blizzard, Inc.	36	2,110
Cinemark Holdings, Inc.*	38	590
Electronic Arts, Inc.	16	1,988
Liberty Media Corp.-Liberty Formula One, Class A*	3	173
Liberty Media Corp.-Liberty Formula One, Class C*	21	1,279
Lions Gate Entertainment Corp., Class A*	11	161
Lions Gate Entertainment Corp., Class B*	25	341
Live Nation Entertainment, Inc.*	11	1,173
Netflix, Inc.*	6	3,851
Spotify Technology SA*	2	477
Take-Two Interactive Software, Inc.*	5	830
Walt Disney Co. (The)*	148	21,445
		34,418
Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexandria Real Estate Equities, Inc.	11	2,201
American Campus Communities, Inc.	26	1,345
American Homes 4 Rent, Class A	25	1,002
American Tower Corp.	24	6,300
Apartment Income REIT Corp.	14	711
Apple Hospitality REIT, Inc.	76	1,142
AvalonBay Communities, Inc.	19	4,539
Boston Properties, Inc.	28	3,020
Brandywine Realty Trust	50	642
Brixmor Property Group, Inc.	70	1,592
Camden Property Trust	12	1,983
Columbia Property Trust, Inc.	35	672
Corporate Office Properties Trust	21	539
Cousins Properties, Inc.	24	906
Crown Castle International Corp.	34	6,176
CubeSmart	21	1,132
CyrusOne, Inc.	11	979
DiamondRock Hospitality Co.*	64	557
Digital Realty Trust, Inc.	24	4,026
DigitalBridge Group, Inc.*	193	1,536
Douglas Emmett, Inc.	28	918
Duke Realty Corp.	35	2,042
EPR Properties	19	876
Equinix, Inc.	6	4,873
Equity Commonwealth*	17	433
Equity LifeStyle Properties, Inc.	12	976
Equity Residential	56	4,777
Essex Property Trust, Inc.	8	2,716
Extra Space Storage, Inc.	11	2,200
Federal Realty Investment Trust	11	1,349
First Industrial Realty Trust, Inc.	12	725
Gaming and Leisure Properties, Inc.	26	1,173
GEO Group, Inc. (The)	126	1,058
Healthcare Realty Trust, Inc.	22	689
Healthcare Trust of America, Inc., Class A	33	1,121
Healthpeak Properties, Inc.	87	2,859
Highwoods Properties, Inc.	22	950
Host Hotels & Resorts, Inc.*	199	3,124
Hudson Pacific Properties, Inc.	33	803
Invitation Homes, Inc.	58	2,346
Iron Mountain, Inc.	75	3,408
JBG SMITH Properties	20	556
Kilroy Realty Corp.	19	1,226
Kimco Realty Corp.	124	2,780
Lamar Advertising Co., Class A	12	1,311
Lexington Realty Trust	50	752
Life Storage, Inc.	10	1,321
Macerich Co. (The)	100	1,886
Medical Properties Trust, Inc.	62	1,320
Mid-America Apartment Communities, Inc.	13	2,681
National Retail Properties, Inc.	23	1,014
Omega Healthcare Investors, Inc.	34	950
Orion Office REIT, Inc.*	6	107
Outfront Media, Inc.	39	975
Paramount Group, Inc.	71	565
Park Hotels & Resorts, Inc.*	87	1,448
Pebblebrook Hotel Trust	34	712
Physicians Realty Trust	30	535
Piedmont Office Realty Trust, Inc., Class A	34	591
Prologis, Inc.	50	7,537
Public Storage	11	3,601
Rayonier, Inc.	18	680
Realty Income Corp.	72	4,890
Regency Centers Corp.	30	2,080
RLJ Lodging Trust	45	567
Ryman Hospitality Properties, Inc.*	9	697
Sabra Health Care REIT, Inc.	42	543
SBA Communications Corp.	3	1,031
Service Properties Trust	47	400
Simon Property Group, Inc.	54	8,253
SITE Centers Corp.	50	753
SL Green Realty Corp.	26	1,805
Spirit Realty Capital, Inc.	19	847
STAG Industrial, Inc.	15	654
STORE Capital Corp.	25	823
Sun Communities, Inc.	8	1,509
Sunstone Hotel Investors, Inc.*	72	783
UDR, Inc.	32	1,815
Uniti Group, Inc.	63	836
Ventas, Inc.	89	4,176
VICI Properties, Inc.	52	1,414
Vornado Realty Trust	55	2,208

See accompanying notes to the financial statements.

RAFITM Long/Short
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Welltower, Inc.	86	6,847
Weyerhaeuser Co.	118	4,438
WP Carey, Inc.	25	1,909
Xenia Hotels & Resorts, Inc.*	25	392
		162,634
Food & Staples Retailing - 2.5%
BJ's Wholesale Club Holdings, Inc.*	36	2,381
Casey's General Stores, Inc.	6	1,166
Costco Wholesale Corp.	55	29,666
Kroger Co. (The)	412	17,110
Performance Food Group Co.*	39	1,572
Rite Aid Corp.*	121	1,491
Sprouts Farmers Market, Inc.*	34	900
Sysco Corp.	93	6,514
United Natural Foods, Inc.*	59	2,933
US Foods Holding Corp.*	93	2,922
Walgreens Boots Alliance, Inc.	330	14,784
Walmart, Inc.	279	39,236
		120,675
Food Products - 1.4%
Archer-Daniels-Midland Co.	121	7,527
B&G Foods, Inc.	18	542
Bunge Ltd.	53	4,588
Campbell Soup Co.	33	1,331
Conagra Brands, Inc.	86	2,627
Darling Ingredients, Inc.*	15	1,013
Flowers Foods, Inc.	38	981
General Mills, Inc.	115	7,104
Hershey Co. (The)	13	2,307
Hormel Foods Corp.	30	1,242
Ingredion, Inc.	17	1,583
J M Smucker Co. (The)	26	3,288
Kellogg Co.	50	3,059
Kraft Heinz Co. (The)	213	7,159
Lamb Weston Holdings, Inc.	10	519
McCormick & Co., Inc. (Non-Voting)	19	1,631
Mondelez International, Inc., Class A	192	11,317
Nomad Foods Ltd.*	20	478
Post Holdings, Inc.*	13	1,256
Sanderson Farms, Inc.	4	751
TreeHouse Foods, Inc.*	18	661
Tyson Foods, Inc., Class A	90	7,106
		68,070
Gas Utilities - 0.2%
Atmos Energy Corp.	20	1,807
National Fuel Gas Co.	18	1,041
New Jersey Resources Corp.	18	662
ONE Gas, Inc.	11	713
South Jersey Industries, Inc.	22	517
Southwest Gas Holdings, Inc.	15	987
Spire, Inc.	11	658
UGI Corp.	47	1,939
		8,324
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	101	12,703
Align Technology, Inc.*	1	612
Baxter International, Inc.	46	3,430
Becton Dickinson and Co.	23	5,454
Boston Scientific Corp.*	101	3,845
Cooper Cos., Inc. (The)	2	753
DENTSPLY SIRONA, Inc.	18	877
Edwards Lifesciences Corp.*	18	1,932
Envista Holdings Corp.*	27	1,048
Hill-Rom Holdings, Inc.	7	1,088
Hologic, Inc.*	15	1,121
IDEXX Laboratories, Inc.*	1	608
Intuitive Surgical, Inc.*	9	2,919
Medtronic plc	153	16,325
ResMed, Inc.	6	1,529
STERIS plc	7	1,530
Stryker Corp.	20	4,733
Teleflex, Inc.	2	595
Zimmer Biomet Holdings, Inc.	19	2,272
		63,374
Health Care Providers & Services - 3.9%
Acadia Healthcare Co., Inc.*	16	899
AmerisourceBergen Corp.	57	6,598
Anthem, Inc.	52	21,124
Cardinal Health, Inc.	103	4,762
Centene Corp.*	136	9,712
Cigna Corp.	58	11,130
Community Health Systems, Inc.*	108	1,299
Covetrus, Inc.*	12	216
CVS Health Corp.	376	33,486
DaVita, Inc.*	20	1,890
Encompass Health Corp.	13	749
HCA Healthcare, Inc.	36	8,121
Henry Schein, Inc.*	27	1,919
Humana, Inc.	21	8,814
Laboratory Corp. of America Holdings*	13	3,709
Magellan Health, Inc.*	10	948
McKesson Corp.	51	11,055
MEDNAX, Inc.*	26	639
Molina Healthcare, Inc.*	11	3,137
Owens & Minor, Inc.	37	1,480
Patterson Cos., Inc.	22	692
Premier, Inc., Class A	18	667
Quest Diagnostics, Inc.	22	3,271
Select Medical Holdings Corp.	21	564
Tenet Healthcare Corp.*	53	3,862
UnitedHealth Group, Inc.	113	50,197
Universal Health Services, Inc., Class B	14	1,662
		192,602
Health Care Technology - 0.0%(b)
Cerner Corp.	23	1,620
Change Healthcare, Inc.*	27	548
		2,168
Hotels, Restaurants & Leisure - 1.4%
Aramark	56	1,870
Bloomin' Brands, Inc.*	21	371
Booking Holdings, Inc.*	2	4,204
Brinker International, Inc.*	7	242
Carnival Corp.*	159	2,802
Chipotle Mexican Grill, Inc.*	1	1,644
Cracker Barrel Old Country Store, Inc.	6	732
Darden Restaurants, Inc.	15	2,069
Domino's Pizza, Inc.	2	1,048
Expedia Group, Inc.*	13	2,094
Hilton Grand Vacations, Inc.*	12	570
Hilton Worldwide Holdings, Inc.*	13	1,756

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
International Game Technology plc(c)	39	1,054
Las Vegas Sands Corp.*	65	2,315
Marriott International, Inc., Class A*	21	3,099
Marriott Vacations Worldwide Corp.	5	763
McDonald's Corp.	69	16,877
MGM Resorts International	86	3,404
Norwegian Cruise Line Holdings Ltd.*(c)	84	1,639
Penn National Gaming, Inc.*	10	512
Royal Caribbean Cruises Ltd.*	41	2,863
Scientific Games Corp.*	10	639
Six Flags Entertainment Corp.*	19	695
Starbucks Corp.	78	8,552
Texas Roadhouse, Inc.	6	498
Travel + Leisure Co.	14	689
Vail Resorts, Inc.	3	995
Wyndham Hotels & Resorts, Inc.	9	715
Wynn Resorts Ltd.*	13	1,053
Yum China Holdings, Inc.	27	1,353
Yum! Brands, Inc.	26	3,194
		70,311
Household Durables - 0.6%
DR Horton, Inc.	39	3,810
Garmin Ltd.	12	1,603
KB Home	15	600
Leggett & Platt, Inc.	28	1,131
Lennar Corp., Class A	39	4,097
Lennar Corp., Class B	2	172
MDC Holdings, Inc.	9	431
Meritage Homes Corp.*	10	1,129
Mohawk Industries, Inc.*	14	2,350
Newell Brands, Inc.	79	1,696
PulteGroup, Inc.	46	2,301
Taylor Morrison Home Corp.*	33	1,025
Tempur Sealy International, Inc.	17	728
Toll Brothers, Inc.	24	1,523
Tri Pointe Homes, Inc.*	42	1,049
Tupperware Brands Corp.*	16	250
Whirlpool Corp.	18	3,919
		27,814
Household Products - 1.2%
Church & Dwight Co., Inc.	18	1,609
Clorox Co. (The)	11	1,791
Colgate-Palmolive Co.	84	6,302
Kimberly-Clark Corp.	50	6,516
Procter & Gamble Co. (The)	271	39,181
Spectrum Brands Holdings, Inc.	10	1,001
		56,400
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	128	2,993
Vistra Corp.	129	2,564
		5,557
Industrial Conglomerates - 1.1%
3M Co.	81	13,773
General Electric Co.	262	24,887
Honeywell International, Inc.	66	13,348
Roper Technologies, Inc.	7	3,249
		55,257
Insurance - 3.5%
Aflac, Inc.	171	9,258
Alleghany Corp.*	3	1,941
Allstate Corp. (The)	86	9,350
American Equity Investment Life Holding Co.	36	1,211
American Financial Group, Inc.	18	2,405
American International Group, Inc.	245	12,887
Aon plc, Class A	13	3,845
Arch Capital Group Ltd.*	77	3,109
Arthur J Gallagher & Co.	18	2,932
Assurant, Inc.	14	2,129
Assured Guaranty Ltd.	32	1,567
Athene Holding Ltd., Class A*	44	3,605
Axis Capital Holdings Ltd.	20	994
Brighthouse Financial, Inc.*	36	1,750
Brown & Brown, Inc.	17	1,095
Chubb Ltd.	75	13,460
Cincinnati Financial Corp.	29	3,303
CNO Financial Group, Inc.	38	861
Everest Re Group Ltd.	10	2,564
Fidelity National Financial, Inc.	52	2,543
First American Financial Corp.	29	2,151
Genworth Financial, Inc., Class A*	287	1,096
Globe Life, Inc.	19	1,644
Hanover Insurance Group, Inc. (The)	10	1,218
Hartford Financial Services Group, Inc. (The)	108	7,139
Kemper Corp.	10	553
Lincoln National Corp.	77	5,107
Loews Corp.	38	2,032
Markel Corp.*	3	3,584
Marsh & McLennan Cos., Inc.	44	7,217
MetLife, Inc.	241	14,137
Old Republic International Corp.	96	2,300
Primerica, Inc.	5	736
Principal Financial Group, Inc.	61	4,183
Progressive Corp. (The)	78	7,249
Prudential Financial, Inc.	96	9,817
Reinsurance Group of America, Inc.	19	1,803
RenaissanceRe Holdings Ltd.	7	1,079
Selective Insurance Group, Inc.	10	755
Travelers Cos., Inc. (The)	66	9,699
Unum Group	109	2,518
W R Berkley Corp.	26	1,993
Willis Towers Watson plc	13	2,936
		171,755
Interactive Media & Services - 2.1%
Alphabet, Inc., Class A*	12	34,055
Alphabet, Inc., Class C*	12	34,189
Match Group, Inc.*	5	650
Meta Platforms, Inc., Class A*	103	33,419
Twitter, Inc.*	24	1,055
Yandex NV, Class A*	11	791
Ziff Davis, Inc.*	5	569
		104,728
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc.*	11	38,578
eBay, Inc.	42	2,833
Qurate Retail, Inc., Series A	196	1,568
		42,979
IT Services - 2.3%
Accenture plc, Class A	44	15,726

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Akamai Technologies, Inc.*	12	1,352
Alliance Data Systems Corp.	20	1,363
Amdocs Ltd.	16	1,117
Automatic Data Processing, Inc.	32	7,388
Broadridge Financial Solutions, Inc.	9	1,517
Cognizant Technology Solutions Corp., Class A	57	4,445
Concentrix Corp.	6	996
DXC Technology Co.*	111	3,329
EPAM Systems, Inc.*	1	609
Euronet Worldwide, Inc.*	5	507
Fidelity National Information Services, Inc.	59	6,165
Fiserv, Inc.*	50	4,826
FleetCor Technologies, Inc.*	5	1,036
Gartner, Inc.*	4	1,249
Genpact Ltd.	17	821
Global Payments, Inc.	18	2,143
GoDaddy, Inc., Class A*	7	491
International Business Machines Corp.	246	28,807
Jack Henry & Associates, Inc.	5	758
Kyndryl Holdings, Inc.*	48	758
Mastercard, Inc., Class A	18	5,669
Maximus, Inc.	7	528
Paychex, Inc.	30	3,576
PayPal Holdings, Inc.*	20	3,698
Sabre Corp.*	75	565
Twilio, Inc., Class A*	2	572
Visa, Inc., Class A	46	8,913
Western Union Co. (The)	71	1,123
WEX, Inc.*	3	379
		110,426
Leisure Products - 0.1%
Brunswick Corp.	10	939
Hasbro, Inc.	18	1,745
Mattel, Inc.*	63	1,336
Polaris, Inc.	10	1,118
		5,138
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	13	1,962
Avantor, Inc.*	25	987
Bio-Rad Laboratories, Inc., Class A*	2	1,506
Charles River Laboratories International, Inc.*	3	1,098
Danaher Corp.	28	9,006
ICON plc*	6	1,623
Illumina, Inc.*	3	1,096
IQVIA Holdings, Inc.*	13	3,369
Mettler-Toledo International, Inc.*	1	1,514
PerkinElmer, Inc.	6	1,093
Syneos Health, Inc.*	10	971
Thermo Fisher Scientific, Inc.	17	10,758
Waters Corp.*	3	984
West Pharmaceutical Services, Inc.	2	885
		36,852
Machinery - 1.6%
AGCO Corp.	10	1,102
Allison Transmission Holdings, Inc.	23	796
Caterpillar, Inc.	63	12,181
Colfax Corp.*	19	882
Crane Co.	8	772
Cummins, Inc.	22	4,615
Deere & Co.	26	8,984
Donaldson Co., Inc.	11	621
Dover Corp.	15	2,458
Flowserve Corp.	24	720
Fortive Corp.	23	1,699
Graco, Inc.	10	729
Greenbrier Cos., Inc. (The)	11	440
IDEX Corp.	5	1,123
Illinois Tool Works, Inc.	29	6,732
Ingersoll Rand, Inc.	13	758
ITT, Inc.	10	946
Kennametal, Inc.	14	495
Lincoln Electric Holdings, Inc.	7	945
Meritor, Inc.*	18	455
Middleby Corp. (The)*	7	1,223
Nordson Corp.	4	1,017
Oshkosh Corp.	12	1,291
Otis Worldwide Corp.	46	3,698
PACCAR, Inc.	66	5,506
Parker-Hannifin Corp.	11	3,323
Pentair plc	18	1,326
Snap-on, Inc.	9	1,853
Stanley Black & Decker, Inc.	20	3,495
Terex Corp.	15	636
Timken Co. (The)	10	658
Toro Co. (The)	7	704
Trinity Industries, Inc.	20	530
Westinghouse Air Brake Technologies Corp.	23	2,042
Woodward, Inc.	5	529
Xylem, Inc.	13	1,574
		76,858
Marine - 0.0%(b)
Kirby Corp.*	15	783

Media - 1.5%
Altice USA, Inc., Class A*	61	966
AMC Networks, Inc., Class A*	10	386
Charter Communications, Inc., Class A*	16	10,340
Comcast Corp., Class A	696	34,786
Discovery, Inc., Class A*	17	396
Discovery, Inc., Class C*	36	818
DISH Network Corp., Class A*	69	2,156
Fox Corp., Class A	65	2,321
Fox Corp., Class B	30	1,008
Gray Television, Inc.	25	515
iHeartMedia, Inc., Class A*	39	765
Interpublic Group of Cos., Inc. (The)	83	2,755
Liberty Broadband Corp., Class A*	1	152
Liberty Broadband Corp., Class C*	7	1,084
Liberty Media Corp.-Liberty SiriusXM, Class A*	18	878
Liberty Media Corp.-Liberty SiriusXM, Class C*	39	1,908
Loyalty Ventures, Inc.*	7	212
Meredith Corp.*	22	1,298
News Corp., Class A	59	1,276
News Corp., Class B	16	345
Nexstar Media Group, Inc., Class A	7	1,047

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Omnicom Group, Inc.	55	3,702
Sinclair Broadcast Group, Inc., Class A	16	373
TEGNA, Inc.	41	810
ViacomCBS, Inc.	73	2,259
		72,556
Metals & Mining - 0.7%
Alcoa Corp.	82	3,816
Allegheny Technologies, Inc.*	29	413
Arconic Corp.*	42	1,122
Carpenter Technology Corp.	12	330
Commercial Metals Co.	34	1,051
Compass Minerals International, Inc.	9	438
Constellium SE*	34	597
Freeport-McMoRan, Inc.	84	3,115
Newmont Corp.	84	4,613
Nucor Corp.	82	8,713
Reliance Steel & Aluminum Co.	14	2,081
Steel Dynamics, Inc.	49	2,930
United States Steel Corp.	90	2,035
Warrior Met Coal, Inc.	29	623
		31,877
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	148	2,263
Annaly Capital Management, Inc.	369	2,989
Apollo Commercial Real Estate Finance, Inc.	43	582
Blackstone Mortgage Trust, Inc., Class A	32	960
Chimera Investment Corp.	96	1,526
Invesco Mortgage Capital, Inc.	187	561
MFA Financial, Inc.	196	841
New Residential Investment Corp.	198	2,105
New York Mortgage Trust, Inc.	128	477
PennyMac Mortgage Investment Trust	32	556
Redwood Trust, Inc.	53	679
Starwood Property Trust, Inc.	75	1,872
Two Harbors Investment Corp.	142	835
		16,246
Multiline Retail - 0.9%
Big Lots, Inc.	12	521
Dollar General Corp.	23	5,090
Dollar Tree, Inc.*	38	5,085
Kohl's Corp.	74	3,791
Macy's, Inc.	332	9,462
Nordstrom, Inc.*	57	1,207
Target Corp.	73	17,800
		42,956
Multi-Utilities - 1.2%
Ameren Corp.	49	3,998
Avista Corp.	19	732
Black Hills Corp.	14	898
CenterPoint Energy, Inc.	157	4,068
CMS Energy Corp.	54	3,178
Consolidated Edison, Inc.	101	7,842
Dominion Energy, Inc.	167	11,890
DTE Energy Co.	40	4,334
MDU Resources Group, Inc.	45	1,225
NiSource, Inc.	96	2,353
NorthWestern Corp.	13	719
Public Service Enterprise Group, Inc.	108	6,749
Sempra Energy	51	6,113
WEC Energy Group, Inc.	52	4,520
		58,619
Oil, Gas & Consumable Fuels - 5.9%
Antero Resources Corp.*	172	3,020
APA Corp.	90	2,319
Callon Petroleum Co.*	24	1,220
Cheniere Energy, Inc.	19	1,991
Chevron Corp.	491	55,419
CNX Resources Corp.*	52	709
ConocoPhillips	282	19,777
Coterra Energy, Inc.	97	1,948
Delek US Holdings, Inc.*	36	565
Devon Energy Corp.	71	2,986
Diamondback Energy, Inc.	36	3,842
DT Midstream, Inc.	20	917
EOG Resources, Inc.	92	8,004
EQT Corp.*	74	1,438
Equitrans Midstream Corp.	106	1,020
Exxon Mobil Corp.	1,283	76,775
Hess Corp.	32	2,385
HollyFrontier Corp.	72	2,327
Kinder Morgan, Inc.	687	10,621
Marathon Oil Corp.	307	4,755
Marathon Petroleum Corp.	270	16,430
Murphy Oil Corp.	86	2,286
Occidental Petroleum Corp.	379	11,237
ONEOK, Inc.	101	6,044
Ovintiv, Inc.	77	2,677
PBF Energy, Inc., Class A*	147	1,842
PDC Energy, Inc.	22	1,109
Peabody Energy Corp.*	155	1,544
Phillips 66	142	9,822
Pioneer Natural Resources Co.	19	3,388
SM Energy Co.	49	1,421
Southwestern Energy Co.*	175	784
Targa Resources Corp.	100	5,163
Valero Energy Corp.	188	12,585
Williams Cos., Inc. (The)	297	7,957
World Fuel Services Corp.	17	425
		286,752
Paper & Forest Products - 0.0%(b)
Louisiana-Pacific Corp.	12	784
Sylvamo Corp.*	9	273
		1,057
Personal Products - 0.1%
Coty, Inc., Class A*	71	691
Estee Lauder Cos., Inc. (The), Class A	9	2,989
Herbalife Nutrition Ltd.*	13	486
Nu Skin Enterprises, Inc., Class A	12	526
		4,692
Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	260	13,944
Catalent, Inc.*	7	901
Elanco Animal Health, Inc.*	38	1,092
Eli Lilly & Co.	43	10,666
Jazz Pharmaceuticals plc*	7	839
Johnson & Johnson	286	44,596
Merck & Co., Inc.	333	24,945
Organon & Co.	32	935

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Perrigo Co. plc	31	1,138
Pfizer, Inc.	1,082	58,136
Viatris, Inc.	291	3,582
Zoetis, Inc.	13	2,886
		163,660
Professional Services - 0.5%
ASGN, Inc.*	8	974
Booz Allen Hamilton Holding Corp.	14	1,175
CACI International, Inc., Class A*	5	1,297
CoStar Group, Inc.*	9	700
Equifax, Inc.	8	2,229
FTI Consulting, Inc.*	6	877
IHS Markit Ltd.	21	2,684
Jacobs Engineering Group, Inc.	15	2,138
KBR, Inc.	27	1,188
Leidos Holdings, Inc.	23	2,022
ManpowerGroup, Inc.	20	1,793
Nielsen Holdings plc	100	1,916
Robert Half International, Inc.	13	1,445
Science Applications International Corp.	10	839
TransUnion	10	1,112
Verisk Analytics, Inc.	6	1,349
		23,738
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	48	4,587
Howard Hughes Corp. (The)*	6	492
Jones Lang LaSalle, Inc.*	11	2,584
Realogy Holdings Corp.*	55	835
Zillow Group, Inc., Class A*	1	54
Zillow Group, Inc., Class C*	2	109
		8,661
Road & Rail - 1.1%
AMERCO	1	705
Avis Budget Group, Inc.*	43	11,807
CSX Corp.	208	7,209
JB Hunt Transport Services, Inc.	10	1,912
Kansas City Southern	8	2,327
Knight-Swift Transportation Holdings, Inc.	21	1,202
Landstar System, Inc.	4	674
Norfolk Southern Corp.	25	6,632
Old Dominion Freight Line, Inc.	5	1,776
Ryder System, Inc.	20	1,662
Uber Technologies, Inc.*	37	1,406
Union Pacific Corp.	66	15,552
Werner Enterprises, Inc.	13	586
XPO Logistics, Inc.*	22	1,594
		55,044
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc.*	12	1,900
Analog Devices, Inc.	34	6,129
Applied Materials, Inc.	43	6,329
Broadcom, Inc.	23	12,735
First Solar, Inc.*	11	1,140
Intel Corp.	635	31,242
KLA Corp.	11	4,489
Lam Research Corp.	6	4,079
Marvell Technology, Inc.	30	2,135
Microchip Technology, Inc.	30	2,503
Micron Technology, Inc.	158	13,272
MKS Instruments, Inc.	4	609
NVIDIA Corp.	28	9,149
NXP Semiconductors NV	18	4,021
ON Semiconductor Corp.*	38	2,334
Qorvo, Inc.*	9	1,316
QUALCOMM, Inc.	93	16,792
Skyworks Solutions, Inc.	10	1,517
Teradyne, Inc.	6	917
Texas Instruments, Inc.	60	11,542
Wolfspeed, Inc.*	5	613
Xilinx, Inc.	12	2,741
		137,504
Software - 3.0%
Adobe, Inc.*	9	6,029
ANSYS, Inc.*	3	1,174
Avaya Holdings Corp.*	17	331
Black Knight, Inc.*	9	643
Cadence Design Systems, Inc.*	6	1,065
CDK Global, Inc.	10	386
Check Point Software Technologies Ltd.*	9	1,002
Citrix Systems, Inc.	6	483
Consensus Cloud Solutions, Inc.*	1	63
Intuit, Inc.	7	4,566
Microsoft Corp.	283	93,557
NCR Corp.*	37	1,439
NortonLifeLock, Inc.	123	3,057
Nuance Communications, Inc.*	11	610
Oracle Corp.	184	16,696
salesforce.com, Inc.*	27	7,694
ServiceNow, Inc.*	1	648
SS&C Technologies Holdings, Inc.	16	1,221
Synopsys, Inc.*	5	1,705
VMware, Inc., Class A	26	3,035
		145,404
Specialty Retail - 2.5%
Abercrombie & Fitch Co., Class A*	24	864
Advance Auto Parts, Inc.	10	2,207
American Eagle Outfitters, Inc.	31	803
Asbury Automotive Group, Inc.*	7	1,145
AutoNation, Inc.*	28	3,468
AutoZone, Inc.*	2	3,634
Bath & Body Works, Inc.	65	4,883
Bed Bath & Beyond, Inc.*	62	1,136
Best Buy Co., Inc.	46	4,916
Burlington Stores, Inc.*	5	1,466
CarMax, Inc.*	27	3,814
Designer Brands, Inc., Class A*	39	534
Dick's Sporting Goods, Inc.	12	1,411
Foot Locker, Inc.	30	1,369
GameStop Corp., Class A*	20	3,924
Gap, Inc. (The)	65	1,074
Group 1 Automotive, Inc.	9	1,753
Home Depot, Inc. (The)	95	38,058
Lithia Motors, Inc.	4	1,165
Lowe's Cos., Inc.	70	17,121
Murphy USA, Inc.	11	1,907
ODP Corp. (The)*	30	1,133
O'Reilly Automotive, Inc.*	5	3,191
Penske Automotive Group, Inc.	14	1,395
Ross Stores, Inc.	26	2,836
Sally Beauty Holdings, Inc.*	47	921
Signet Jewelers Ltd.	21	2,040
Sonic Automotive, Inc., Class A	12	539
TJX Cos., Inc. (The)	111	7,703

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Tractor Supply Co.	10	2,253
Ulta Beauty, Inc.*	5	1,920
Urban Outfitters, Inc.*	19	602
Victoria's Secret & Co.*	22	1,194
Williams-Sonoma, Inc.	10	1,948
		124,327
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	719	118,852
Dell Technologies, Inc., Class C*	49	2,767
Hewlett Packard Enterprise Co.	447	6,414
HP, Inc.	287	10,125
NetApp, Inc.	25	2,222
Seagate Technology Holdings plc	46	4,723
Western Digital Corp.*	76	4,396
Xerox Holdings Corp.	81	1,492
		150,991
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd.*	28	1,658
Carter's, Inc.	9	909
Deckers Outdoor Corp.*	2	811
G-III Apparel Group Ltd.*	18	534
Hanesbrands, Inc.	82	1,324
Lululemon Athletica, Inc.*	3	1,363
NIKE, Inc., Class B	52	8,801
PVH Corp.	18	1,922
Ralph Lauren Corp.	9	1,044
Skechers USA, Inc., Class A*	25	1,123
Tapestry, Inc.	51	2,046
Under Armour, Inc., Class A*	19	448
Under Armour, Inc., Class C*	21	421
VF Corp.	35	2,511
		24,915
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	81	1,142
New York Community Bancorp, Inc.	149	1,785
Radian Group, Inc.	39	795
Washington Federal, Inc.	17	552
		4,274
Tobacco - 0.8%
Altria Group, Inc.	414	17,653
Philip Morris International, Inc.	241	20,711
		38,364
Trading Companies & Distributors - 0.5%
AerCap Holdings NV*	65	3,643
Air Lease Corp.	23	934
Applied Industrial Technologies, Inc.	7	665
Beacon Roofing Supply, Inc.*	16	798
Boise Cascade Co.	10	648
Fastenal Co.	45	2,663
GATX Corp.	8	788
MSC Industrial Direct Co., Inc., Class A	10	787
Triton International Ltd.	12	672
United Rentals, Inc.*	11	3,726
Univar Solutions, Inc.*	58	1,503
Watsco, Inc.	4	1,171
WESCO International, Inc.*	16	1,986
WW Grainger, Inc.	6	2,888
		22,872
Water Utilities - 0.1%
American Water Works Co., Inc.	15	2,529
Essential Utilities, Inc.	23	1,087
		3,616
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	52	920
T-Mobile US, Inc.*	56	6,093
		7,013
TOTAL COMMON STOCKS (Cost $2,630,428)		4,424,406

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 6.1%

REPURCHASE AGREEMENTS(d) - 6.1%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $298,561
(Cost $298,561)	298,561	298,561

Total Investments - 96.8% (Cost $2,928,989)		4,722,967
Other assets less liabilities - 3.2%		155,693
Net Assets - 100.0%		4,878,660

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $75,629.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $1,243, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.38%, and maturity dates ranging from December 30, 2021 – August 15, 2050. The total value of collateral is $1,316.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,026,342
Aggregate gross unrealized depreciation	(91,768)
Net unrealized appreciation	$1,934,574
Federal income tax cost	$2,938,922

See accompanying notes to the financial statements.

RAFITM Long/Short

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Swap Agreementsa

RAFITM Long/Short had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
(533,980)	3/7/2023	Goldman Sachs International	(0.32)%	Russell 1000 Total Return Index	18,708
34,063	3/7/2023	Goldman Sachs International	0.57%	FTSE RAFI US 1000 Total Return Index	(1,684)
(499,917)					17,024	—	—	17,024
(4,192,900)	3/7/2023	Societe Generale	0.18%	Russell 1000 Total Return Index	146,542
264,567	3/7/2023	Societe Generale	0.32%	FTSE RAFI US 1000 Total Return Index	(13,037)
(3,928,333)					133,505	—	—	133,505

(4,428,250)					150,529
				Total Unrealized Appreciation	165,250
				Total Unrealized Depreciation	(14,721)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 1.4%
Boeing Co. (The)*	439	86,856
General Dynamics Corp.	185	34,960
Howmet Aerospace, Inc.	307	8,636
Huntington Ingalls Industries, Inc.	32	5,680
L3Harris Technologies, Inc.	160	33,453
Lockheed Martin Corp.	196	65,331
Northrop Grumman Corp.	120	41,856
Raytheon Technologies Corp.	1,204	97,428
Textron, Inc.	178	12,602
TransDigm Group, Inc.*	41	23,700
		410,502
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	103	9,794
Expeditors International of Washington, Inc.	135	16,419
FedEx Corp.	196	45,153
United Parcel Service, Inc., Class B	581	115,253
		186,619
Airlines - 0.2%
Alaska Air Group, Inc.*	99	4,808
American Airlines Group, Inc.*	516	9,128
Delta Air Lines, Inc.*	510	18,462
Southwest Airlines Co.*	472	20,957
United Airlines Holdings, Inc.*	257	10,861
		64,216
Auto Components - 0.1%
Aptiv plc*	216	34,636
BorgWarner, Inc.	190	8,223
		42,859
Automobiles - 2.9%
Ford Motor Co.	3,133	60,122
General Motors Co.*	1,158	67,013
Tesla, Inc.*	647	740,660
		867,795
Banks - 4.2%
Bank of America Corp.	5,911	262,862
Citigroup, Inc.	1,617	103,003
Citizens Financial Group, Inc.	339	16,025
Comerica, Inc.	107	8,831
Fifth Third Bancorp	550	23,182
First Republic Bank	142	29,772
Huntington Bancshares, Inc.	1,178	17,482
JPMorgan Chase & Co.	2,386	378,968
KeyCorp	763	17,122
M&T Bank Corp.	102	14,954
People's United Financial, Inc.	341	5,811
PNC Financial Services Group, Inc. (The)	340	66,980
Regions Financial Corp.	762	17,335
SVB Financial Group*	46	31,847
Truist Financial Corp.	1,065	63,165
US Bancorp	1,076	59,546
Wells Fargo & Co.	3,278	156,623
Zions Bancorp NA	128	8,074
		1,281,582
Beverages - 1.4%
Brown-Forman Corp., Class B	146	10,273
Coca-Cola Co. (The)	3,102	162,700
Constellation Brands, Inc., Class A	134	30,194
Molson Coors Beverage Co., Class B	150	6,666
Monster Beverage Corp.*	300	25,134
PepsiCo, Inc.	1,103	176,237
		411,204
Biotechnology - 1.8%
AbbVie, Inc.	1,410	162,545
Amgen, Inc.	453	90,093
Biogen, Inc.*	119	28,053
Gilead Sciences, Inc.	1,001	68,999
Incyte Corp.*	150	10,158
Moderna, Inc.*	280	98,680
Regeneron Pharmaceuticals, Inc.*	83	52,832
Vertex Pharmaceuticals, Inc.*	208	38,883
		550,243
Building Products - 0.5%
A O Smith Corp.	105	8,300
Allegion plc	71	8,779
Carrier Global Corp.	692	37,451
Fortune Brands Home & Security, Inc.	110	11,058
Johnson Controls International plc	569	42,538
Masco Corp.	196	12,916
Trane Technologies plc	190	35,464
		156,506
Capital Markets - 3.1%
Ameriprise Financial, Inc.	89	25,775
Bank of New York Mellon Corp. (The)	633	34,682
BlackRock, Inc.	115	104,030
Cboe Global Markets, Inc.	84	10,831
Charles Schwab Corp. (The)	1,198	92,713
CME Group, Inc.	286	63,069
Franklin Resources, Inc.	223	7,225
Goldman Sachs Group, Inc. (The)	270	102,867
Intercontinental Exchange, Inc.	450	58,824
Invesco Ltd.	272	6,074
MarketAxess Holdings, Inc.	28	9,875
Moody's Corp.	129	50,393
Morgan Stanley	1,165	110,465
MSCI, Inc.	66	41,544
Nasdaq, Inc.	93	18,900
Northern Trust Corp.	165	19,091
Raymond James Financial, Inc.	148	14,547
S&P Global, Inc.	192	87,500
State Street Corp.	293	26,068
T. Rowe Price Group, Inc.	182	36,391
		920,864
Chemicals - 1.8%
Air Products and Chemicals, Inc.	177	50,877
Albemarle Corp.	93	24,784
Celanese Corp.	87	13,168
CF Industries Holdings, Inc.	172	10,422
Corteva, Inc.	585	26,325
Dow, Inc.	595	32,683
DuPont de Nemours, Inc.	418	30,915
Eastman Chemical Co.	108	11,263
Ecolab, Inc.	200	44,294
FMC Corp.	101	10,119
International Flavors & Fragrances, Inc.	200	28,434
Linde plc	413	131,392

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	211	18,385
Mosaic Co. (The)	296	10,129
PPG Industries, Inc.	189	29,138
Sherwin-Williams Co. (The)	193	63,929
		536,257
Commercial Services & Supplies - 0.4%
Cintas Corp.	69	29,131
Copart, Inc.*	171	24,822
Republic Services, Inc.	169	22,352
Rollins, Inc.	180	5,991
Waste Management, Inc.	309	49,647
		131,943
Communications Equipment - 0.9%
Arista Networks, Inc.*	176	21,835
Cisco Systems, Inc.	3,365	184,537
F5, Inc.*	47	10,696
Juniper Networks, Inc.	260	8,094
Motorola Solutions, Inc.	135	34,179
		259,341
Construction & Engineering - 0.0%(a)
Quanta Services, Inc.	112	12,743

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	49	19,772
Vulcan Materials Co.	105	20,122
		39,894
Consumer Finance - 0.6%
American Express Co.	514	78,282
Capital One Financial Corp.	356	50,029
Discover Financial Services	239	25,776
Synchrony Financial	454	20,335
		174,422
Containers & Packaging - 0.3%
Amcor plc	1,229	13,912
Avery Dennison Corp.	66	13,535
Ball Corp.	261	24,390
International Paper Co.	311	14,157
Packaging Corp. of America	75	9,794
Sealed Air Corp.	119	7,392
WestRock Co.	212	9,199
		92,379
Distributors - 0.1%
Genuine Parts Co.	115	14,690
LKQ Corp.	215	12,018
Pool Corp.	32	17,732
		44,440
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	1,481	409,778

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	5,699	130,108
Lumen Technologies, Inc.	793	9,786
Verizon Communications, Inc.	3,305	166,142
		306,036
Electric Utilities - 1.6%
Alliant Energy Corp.	200	10,958
American Electric Power Co., Inc.	399	32,339
Duke Energy Corp.	613	59,467
Edison International	303	19,780
Entergy Corp.	159	15,954
Evergy, Inc.	182	11,521
Eversource Energy	274	22,542
Exelon Corp.	781	41,182
FirstEnergy Corp.	433	16,307
NextEra Energy, Inc.	1,564	135,724
NRG Energy, Inc.	194	6,988
Pinnacle West Capital Corp.	87	5,659
PPL Corp.	613	17,060
Southern Co. (The)	845	51,629
Xcel Energy, Inc.	429	27,340
		474,450
Electrical Equipment - 0.6%
AMETEK, Inc.	185	25,252
Eaton Corp. plc	317	51,373
Emerson Electric Co.	478	41,987
Generac Holdings, Inc.*	49	20,641
Rockwell Automation, Inc.	93	31,267
		170,520
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	478	38,517
CDW Corp.	111	21,019
Corning, Inc.	612	22,699
IPG Photonics Corp.*	27	4,433
Keysight Technologies, Inc.*	148	28,783
TE Connectivity Ltd.	263	40,483
Teledyne Technologies, Inc.*	37	15,366
Trimble, Inc.*	201	17,260
Zebra Technologies Corp., Class A*	42	24,729
		213,289
Entertainment - 1.8%
Activision Blizzard, Inc.	619	36,273
Electronic Arts, Inc.	226	28,074
Live Nation Entertainment, Inc.*(b)	103	10,985
Netflix, Inc.*	355	227,874
Take-Two Interactive Software, Inc.*	93	15,427
Walt Disney Co. (The)*	1,452	210,395
		529,028
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc.	112	22,408
American Tower Corp.	363	95,280
AvalonBay Communities, Inc.	112	26,753
Boston Properties, Inc.	114	12,294
Crown Castle International Corp.	345	62,669
Digital Realty Trust, Inc.	225	37,742
Duke Realty Corp.	302	17,616
Equinix, Inc.	71	57,666
Equity Residential	272	23,204
Essex Property Trust, Inc.	51	17,311
Extra Space Storage, Inc.	108	21,600
Federal Realty Investment Trust	54	6,624
Healthpeak Properties, Inc.	429	14,097
Host Hotels & Resorts, Inc.*	569	8,933
Iron Mountain, Inc.	231	10,497
Kimco Realty Corp.	488	10,941
Mid-America Apartment Communities, Inc.	93	19,181
Prologis, Inc.	589	88,792
Public Storage	122	39,940
Realty Income Corp.	439	29,817
Regency Centers Corp.	121	8,390
SBA Communications Corp.	86	29,567
Simon Property Group, Inc.	263	40,197

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

UDR, Inc.	221	12,537
Ventas, Inc.	303	14,217
Vornado Realty Trust	126	5,058
Welltower, Inc.	337	26,832
Weyerhaeuser Co.	598	22,491
		782,654
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	354	190,941
Kroger Co. (The)	542	22,509
Sysco Corp.	407	28,506
Walgreens Boots Alliance, Inc.	572	25,626
Walmart, Inc.	1,140	160,318
		427,900
Food Products - 0.8%
Archer-Daniels-Midland Co.	446	27,746
Campbell Soup Co.	161	6,493
Conagra Brands, Inc.	383	11,701
General Mills, Inc.	483	29,835
Hershey Co. (The)	117	20,766
Hormel Foods Corp.	224	9,273
J M Smucker Co. (The)	85	10,750
Kellogg Co.	204	12,481
Kraft Heinz Co. (The)	566	19,023
Lamb Weston Holdings, Inc.	115	5,971
McCormick & Co., Inc. (Non-Voting)	199	17,078
Mondelez International, Inc., Class A	1,115	65,718
Tyson Foods, Inc., Class A	235	18,556
		255,391
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	103	9,303

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	1,414	177,839
ABIOMED, Inc.*	36	11,332
Align Technology, Inc.*	57	34,857
Baxter International, Inc.	398	29,679
Becton Dickinson and Co.	231	54,779
Boston Scientific Corp.*	1,135	43,209
Cooper Cos., Inc. (The)	39	14,682
DENTSPLY SIRONA, Inc.	174	8,481
Dexcom, Inc.*	76	42,757
Edwards Lifesciences Corp.*	497	53,333
Hologic, Inc.*	202	15,095
IDEXX Laboratories, Inc.*	68	41,349
Intuitive Surgical, Inc.*	285	92,437
Medtronic plc	1,072	114,382
ResMed, Inc.	117	29,817
STERIS plc	79	17,264
Stryker Corp.	269	63,654
Teleflex, Inc.	37	11,005
Zimmer Biomet Holdings, Inc.	166	19,854
		875,805
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	120	13,890
Anthem, Inc.	194	78,809
Cardinal Health, Inc.	232	10,725
Centene Corp.*	464	33,134
Cigna Corp.	272	52,197
CVS Health Corp.	1,054	93,869
DaVita, Inc.*	52	4,914
HCA Healthcare, Inc.	196	44,216
Henry Schein, Inc.*	111	7,888
Humana, Inc.	102	42,810
Laboratory Corp. of America Holdings*	76	21,685
McKesson Corp.	124	26,878
Quest Diagnostics, Inc.	97	14,422
UnitedHealth Group, Inc.	753	334,498
Universal Health Services, Inc., Class B	59	7,005
		786,940
Health Care Technology - 0.1%
Cerner Corp.	236	16,626

Hotels, Restaurants & Leisure - 1.9%
Booking Holdings, Inc.*	33	69,361
Caesars Entertainment, Inc.*	170	15,312
Carnival Corp.*(b)	637	11,224
Chipotle Mexican Grill, Inc.*	21	34,512
Darden Restaurants, Inc.	103	14,209
Domino's Pizza, Inc.	28	14,676
Expedia Group, Inc.*	117	18,848
Hilton Worldwide Holdings, Inc.*	222	29,986
Las Vegas Sands Corp.*	274	9,760
Marriott International, Inc., Class A*	218	32,168
McDonald's Corp.	597	146,026
MGM Resorts International	318	12,586
Norwegian Cruise Line Holdings Ltd.*(b)	295	5,755
Penn National Gaming, Inc.*	132	6,762
Royal Caribbean Cruises Ltd.*	178	12,428
Starbucks Corp.	941	103,171
Wynn Resorts Ltd.*(b)	82	6,643
Yum! Brands, Inc.	236	28,990
		572,417
Household Durables - 0.4%
DR Horton, Inc.	261	25,500
Garmin Ltd.	122	16,292
Leggett & Platt, Inc.	105	4,241
Lennar Corp., Class A	218	22,901
Mohawk Industries, Inc.*	44	7,386
Newell Brands, Inc.	302	6,484
NVR, Inc.*	3	15,676
PulteGroup, Inc.	207	10,356
Whirlpool Corp.	49	10,669
		119,505
Household Products - 1.3%
Church & Dwight Co., Inc.	194	17,340
Clorox Co. (The)	98	15,959
Colgate-Palmolive Co.	672	50,414
Kimberly-Clark Corp.	269	35,053
Procter & Gamble Co. (The)	1,938	280,196
		398,962
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	530	12,391

Industrial Conglomerates - 1.0%
3M Co.	461	78,388
General Electric Co.	876	83,211
Honeywell International, Inc.	551	111,434
Roper Technologies, Inc.	83	38,525
		311,558

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Insurance - 1.9%
Aflac, Inc.	491	26,583
Allstate Corp. (The)	237	25,767
American International Group, Inc.	681	35,821
Aon plc, Class A	181	53,534
Arthur J Gallagher & Co.	164	26,716
Assurant, Inc.	46	6,997
Brown & Brown, Inc.	186	11,980
Chubb Ltd.	352	63,173
Cincinnati Financial Corp.	120	13,668
Everest Re Group Ltd.	32	8,204
Globe Life, Inc.	73	6,317
Hartford Financial Services Group, Inc. (The)	276	18,243
Lincoln National Corp.	141	9,352
Loews Corp.	161	8,607
Marsh & McLennan Cos., Inc.	404	66,264
MetLife, Inc.	580	34,023
Principal Financial Group, Inc.	200	13,716
Progressive Corp. (The)	466	43,310
Prudential Financial, Inc.	308	31,496
Travelers Cos., Inc. (The)	200	29,390
W R Berkley Corp.	112	8,584
Willis Towers Watson plc	102	23,036
		564,781
Interactive Media & Services - 6.6%
Alphabet, Inc., Class A*	241	683,946
Alphabet, Inc., Class C*	224	638,185
Match Group, Inc.*	221	28,728
Meta Platforms, Inc., Class A*	1,905	618,096
Twitter, Inc.*	636	27,946
		1,996,901
Internet & Direct Marketing Retail - 4.3%
Amazon.com, Inc.*	348	1,220,460
eBay, Inc.	519	35,012
Etsy, Inc.*	101	27,733
		1,283,205
IT Services - 4.3%
Accenture plc, Class A	507	181,202
Akamai Technologies, Inc.*	130	14,651
Automatic Data Processing, Inc.	338	78,041
Broadridge Financial Solutions, Inc.	93	15,677
Cognizant Technology Solutions Corp., Class A	420	32,752
DXC Technology Co.*	201	6,028
Fidelity National Information Services, Inc.	492	51,414
Fiserv, Inc.*	476	45,943
FleetCor Technologies, Inc.*	66	13,671
Gartner, Inc.*	66	20,608
Global Payments, Inc.	235	27,974
International Business Machines Corp.	716	83,844
Jack Henry & Associates, Inc.	57	8,643
Mastercard, Inc., Class A	696	219,184
Paychex, Inc.	254	30,277
PayPal Holdings, Inc.*	939	173,612
VeriSign, Inc.*	77	18,473
Visa, Inc., Class A	1,347	261,008
Western Union Co. (The)	325	5,141
		1,288,143
Leisure Products - 0.0%(a)
Hasbro, Inc.	102	9,885

Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	243	36,669
Bio-Rad Laboratories, Inc., Class A*	16	12,051
Bio-Techne Corp.	31	14,633
Charles River Laboratories International, Inc.*	40	14,635
Danaher Corp.	508	163,393
Illumina, Inc.*	118	43,109
IQVIA Holdings, Inc.*	153	39,647
Mettler-Toledo International, Inc.*	17	25,740
PerkinElmer, Inc.	88	16,030
Thermo Fisher Scientific, Inc.	314	198,709
Waters Corp.*	48	15,747
West Pharmaceutical Services, Inc.	57	25,232
		605,595
Machinery - 1.5%
Caterpillar, Inc.	436	84,301
Cummins, Inc.	115	24,121
Deere & Co.	226	78,092
Dover Corp.	116	19,007
Fortive Corp.	285	21,053
IDEX Corp.	59	13,251
Illinois Tool Works, Inc.	230	53,395
Ingersoll Rand, Inc.	324	18,902
Otis Worldwide Corp.	340	27,336
PACCAR, Inc.	276	23,024
Parker-Hannifin Corp.	102	30,810
Pentair plc(b)	131	9,653
Snap-on, Inc.	42	8,648
Stanley Black & Decker, Inc.	130	22,719
Westinghouse Air Brake Technologies Corp.	150	13,315
Xylem, Inc.	145	17,561
		465,188
Media - 1.1%
Charter Communications, Inc., Class A*(b)	101	65,274
Comcast Corp., Class A	3,656	182,727
Discovery, Inc., Class A*(b)	133	3,095
Discovery, Inc., Class C*	242	5,496
DISH Network Corp., Class A*	199	6,219
Fox Corp., Class A	257	9,177
Fox Corp., Class B	118	3,965
Interpublic Group of Cos., Inc. (The)	313	10,388
News Corp., Class A	311	6,724
News Corp., Class B	96	2,069
Omnicom Group, Inc.	171	11,510
ViacomCBS, Inc.	483	14,949
		321,593
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,172	43,458
Newmont Corp.	637	34,984
Nucor Corp.	234	24,865
		103,307
Multiline Retail - 0.5%
Dollar General Corp.	188	41,604
Dollar Tree, Inc.*	184	24,625

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Target Corp.	395	96,317
		162,546
Multi-Utilities - 0.7%
Ameren Corp.	205	16,726
CenterPoint Energy, Inc.	473	12,255
CMS Energy Corp.	231	13,594
Consolidated Edison, Inc.	281	21,817
Dominion Energy, Inc.	644	45,853
DTE Energy Co.	155	16,793
NiSource, Inc.	312	7,647
Public Service Enterprise Group, Inc.	403	25,184
Sempra Energy	254	30,447
WEC Energy Group, Inc.	251	21,819
		212,135
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	185	61,433

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	1,773	95,086
Catalent, Inc.*	135	17,369
Eli Lilly & Co.	634	157,257
Johnson & Johnson	2,102	327,765
Merck & Co., Inc.	2,019	151,243
Organon & Co.	202	5,905
Pfizer, Inc.	4,481	240,764
Viatris, Inc.	965	11,879
Zoetis, Inc.	377	83,709
		1,090,977
Professional Services - 0.5%
Equifax, Inc.	97	27,029
IHS Markit Ltd.	317	40,519
Jacobs Engineering Group, Inc.	103	14,684
Leidos Holdings, Inc.	113	9,934
Nielsen Holdings plc	285	5,460
Robert Half International, Inc.	88	9,783
Verisk Analytics, Inc.	129	29,008
		136,417
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	268	25,613

Road & Rail - 1.0%
CSX Corp.	1,799	62,353
JB Hunt Transport Services, Inc.	67	12,808
Kansas City Southern	72	20,941
Norfolk Southern Corp.	196	51,993
Old Dominion Freight Line, Inc.	74	26,283
Union Pacific Corp.	520	122,533
		296,911
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc.*	968	153,302
Analog Devices, Inc.	429	77,327
Applied Materials, Inc.	730	107,449
Broadcom, Inc.	328	181,607
Enphase Energy, Inc.*	109	27,250
Intel Corp.	3,238	159,310
KLA Corp.	122	49,792
Lam Research Corp.	114	77,503
Microchip Technology, Inc.	438	36,542
Micron Technology, Inc.	899	75,516
Monolithic Power Systems, Inc.	34	18,818
NVIDIA Corp.	1,988	649,599
NXP Semiconductors NV	212	47,352
Qorvo, Inc.*	87	12,722
QUALCOMM, Inc.	902	162,865
Skyworks Solutions, Inc.	131	19,867
Teradyne, Inc.	131	20,026
Texas Instruments, Inc.	737	141,777
Xilinx, Inc.	197	45,005
		2,063,629
Software - 10.2%
Adobe, Inc.*	379	253,873
ANSYS, Inc.*	69	27,012
Autodesk, Inc.*	176	44,737
Cadence Design Systems, Inc.*	221	39,219
Ceridian HCM Holding, Inc.*	109	11,925
Citrix Systems, Inc.	99	7,963
Fortinet, Inc.*	109	36,200
Intuit, Inc.	218	142,201
Microsoft Corp.	6,000	1,983,540
NortonLifeLock, Inc.	462	11,481
Oracle Corp.	1,314	119,232
Paycom Software, Inc.*	38	16,624
PTC, Inc.*	83	9,095
salesforce.com, Inc.*	775	220,844
ServiceNow, Inc.*	158	102,337
Synopsys, Inc.*	122	41,602
Tyler Technologies, Inc.*	33	17,126
		3,085,011
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	51	11,257
AutoZone, Inc.*	16	29,073
Bath & Body Works, Inc.	211	15,852
Best Buy Co., Inc.	180	19,235
CarMax, Inc.*	130	18,363
Gap, Inc. (The)	172	2,843
Home Depot, Inc. (The)	849	340,118
Lowe's Cos., Inc.	565	138,193
O'Reilly Automotive, Inc.*	54	34,461
Ross Stores, Inc.	284	30,982
TJX Cos., Inc. (The)	963	66,832
Tractor Supply Co.	89	20,054
Ulta Beauty, Inc.*	43	16,510
		743,773
Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	12,539	2,072,696
Hewlett Packard Enterprise Co.	1,042	14,953
HP, Inc.	959	33,833
NetApp, Inc.	178	15,821
Seagate Technology Holdings plc(b)	165	16,940
Western Digital Corp.*	244	14,113
		2,168,356
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	278	4,490
NIKE, Inc., Class B	1,022	172,963
PVH Corp.	55	5,873
Ralph Lauren Corp.	38	4,409
Tapestry, Inc.	221	8,867
Under Armour, Inc., Class A*	150	3,538
Under Armour, Inc., Class C*	165	3,312
VF Corp.	261	18,722
		222,174
Tobacco - 0.6%
Altria Group, Inc.	1,471	62,724

See accompanying notes to the financial statements.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Philip Morris International, Inc.	1,244	106,909
		169,633
Trading Companies & Distributors - 0.2%
Fastenal Co.	457	27,041
United Rentals, Inc.*	56	18,970
WW Grainger, Inc.	35	16,849
		62,860
Water Utilities - 0.1%
American Water Works Co., Inc.	146	24,611

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	467	50,814

TOTAL COMMON STOCKS (Cost $27,525,316)		30,071,853

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $94,396
(Cost $94,395)	94,395	94,395

Total Investments - 99.9% (Cost $27,619,711)		30,166,248
Other assets less liabilities - 0.1%		24,613
Net Assets - 100.0%		30,190,861

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $95,100, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $102,551.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,798,977
Aggregate gross unrealized depreciation	(1,265,347)
Net unrealized appreciation	$2,533,630
Federal income tax cost	$27,632,618

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 1.5%
Boeing Co. (The)*	151	29,875
General Dynamics Corp.	64	12,094
Howmet Aerospace, Inc.	104	2,926
Huntington Ingalls Industries, Inc.	11	1,953
L3Harris Technologies, Inc.	55	11,499
Lockheed Martin Corp.	67	22,332
Northrop Grumman Corp.	41	14,301
Raytheon Technologies Corp.	411	33,258
Textron, Inc.	60	4,248
TransDigm Group, Inc.*	14	8,093
		140,579
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	36	3,423
Expeditors International of Washington, Inc.	47	5,716
FedEx Corp.	67	15,435
United Parcel Service, Inc., Class B	199	39,476
		64,050
Airlines - 0.2%
Alaska Air Group, Inc.*	34	1,651
American Airlines Group, Inc.*	176	3,114
Delta Air Lines, Inc.*	174	6,299
Southwest Airlines Co.*	161	7,148
United Airlines Holdings, Inc.*	87	3,677
		21,889
Auto Components - 0.2%
Aptiv plc*	74	11,866
BorgWarner, Inc.	65	2,813
		14,679
Automobiles - 3.2%
Ford Motor Co.	1,070	20,533
General Motors Co.*	395	22,859
Tesla, Inc.*	222	254,137
		297,529
Beverages - 1.5%
Brown-Forman Corp., Class B	49	3,448
Coca-Cola Co. (The)	1,059	55,545
Constellation Brands, Inc., Class A	46	10,365
Molson Coors Beverage Co., Class B	50	2,222
Monster Beverage Corp.*	103	8,629
PepsiCo, Inc.	377	60,237
		140,446
Biotechnology - 2.1%
AbbVie, Inc.	482	55,565
Amgen, Inc.	155	30,826
Biogen, Inc.*	40	9,430
Gilead Sciences, Inc.	342	23,574
Incyte Corp.*	51	3,454
Moderna, Inc.*	96	33,833
Regeneron Pharmaceuticals, Inc.*	29	18,459
Vertex Pharmaceuticals, Inc.*	70	13,086
		188,227
Building Products - 0.6%
A O Smith Corp.	36	2,846
Allegion plc	24	2,967
Carrier Global Corp.	236	12,772
Fortune Brands Home & Security, Inc.	38	3,820
Johnson Controls International plc	193	14,429
Masco Corp.	66	4,350
Trane Technologies plc	65	12,132
		53,316
Chemicals - 2.0%
Air Products and Chemicals, Inc.	60	17,246
Albemarle Corp.	32	8,528
Celanese Corp.	30	4,541
CF Industries Holdings, Inc.	58	3,514
Corteva, Inc.	200	9,000
Dow, Inc.	203	11,151
DuPont de Nemours, Inc.	142	10,502
Eastman Chemical Co.	37	3,859
Ecolab, Inc.	68	15,060
FMC Corp.	35	3,507
International Flavors & Fragrances, Inc.	68	9,667
Linde plc	141	44,858
LyondellBasell Industries NV, Class A	73	6,360
Mosaic Co. (The)	101	3,456
PPG Industries, Inc.	65	10,021
Sherwin-Williams Co. (The)	66	21,862
		183,132
Commercial Services & Supplies - 0.5%
Cintas Corp.	23	9,711
Copart, Inc.*	58	8,419
Republic Services, Inc.	57	7,539
Rollins, Inc.	61	2,030
Waste Management, Inc.	106	17,031
		44,730
Communications Equipment - 1.0%
Arista Networks, Inc.*	60	7,444
Cisco Systems, Inc.	1,149	63,011
F5, Inc.*	16	3,641
Juniper Networks, Inc.	88	2,740
Motorola Solutions, Inc.	46	11,646
		88,482
Construction & Engineering - 0.0%(a)
Quanta Services, Inc.	38	4,324

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	16	6,456
Vulcan Materials Co.	36	6,899
		13,355
Containers & Packaging - 0.3%
Amcor plc	419	4,743
Avery Dennison Corp.	22	4,511
Ball Corp.	89	8,317
International Paper Co.	106	4,825
Packaging Corp. of America	25	3,265
Sealed Air Corp.	40	2,485
WestRock Co.	72	3,124
		31,270
Distributors - 0.2%
Genuine Parts Co.	39	4,982
LKQ Corp.	73	4,081
Pool Corp.	11	6,095
		15,158
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,948	44,473
Lumen Technologies, Inc.	270	3,331

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Verizon Communications, Inc.	1,129	56,755
		104,559
Electric Utilities - 1.8%
Alliant Energy Corp.	67	3,671
American Electric Power Co., Inc.	135	10,942
Duke Energy Corp.	209	20,275
Edison International	103	6,724
Entergy Corp.	55	5,519
Evergy, Inc.	62	3,925
Eversource Energy	93	7,651
Exelon Corp.	266	14,026
FirstEnergy Corp.	148	5,574
NextEra Energy, Inc.	535	46,427
NRG Energy, Inc.	66	2,377
Pinnacle West Capital Corp.	30	1,951
PPL Corp.	209	5,816
Southern Co. (The)	288	17,597
Xcel Energy, Inc.	146	9,305
		161,780
Electrical Equipment - 0.6%
AMETEK, Inc.	64	8,736
Eaton Corp. plc	109	17,665
Emerson Electric Co.	162	14,230
Generac Holdings, Inc.*	16	6,740
Rockwell Automation, Inc.	31	10,422
		57,793
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	162	13,054
CDW Corp.	38	7,196
Corning, Inc.	209	7,752
IPG Photonics Corp.*	10	1,642
Keysight Technologies, Inc.*	50	9,724
TE Connectivity Ltd.	89	13,700
Teledyne Technologies, Inc.*	12	4,983
Trimble, Inc.*	69	5,925
Zebra Technologies Corp., Class A*	14	8,243
		72,219
Energy Equipment & Services - 0.2%
Baker Hughes Co.	226	5,275
Halliburton Co.	243	5,246
Schlumberger NV	380	10,899
		21,420
Entertainment - 2.0%
Activision Blizzard, Inc.	211	12,365
Electronic Arts, Inc.	78	9,689
Live Nation Entertainment, Inc.*	36	3,840
Netflix, Inc.*	121	77,670
Take-Two Interactive Software, Inc.*	31	5,142
Walt Disney Co. (The)*	496	71,870
		180,576
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	121	65,265
Kroger Co. (The)	185	7,683
Sysco Corp.	139	9,735
Walgreens Boots Alliance, Inc.	196	8,781
Walmart, Inc.	390	54,846
		146,310
Food Products - 1.0%
Archer-Daniels-Midland Co.	152	9,456
Campbell Soup Co.	55	2,218
Conagra Brands, Inc.	131	4,002
General Mills, Inc.	164	10,130
Hershey Co. (The)	40	7,100
Hormel Foods Corp.	76	3,146
J M Smucker Co. (The)	29	3,668
Kellogg Co.	69	4,221
Kraft Heinz Co. (The)	194	6,520
Lamb Weston Holdings, Inc.	39	2,025
McCormick & Co., Inc. (Non-Voting)	68	5,836
Mondelez International, Inc., Class A	381	22,456
Tyson Foods, Inc., Class A	79	6,238
		87,016
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	36	3,251

Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	484	60,873
ABIOMED, Inc.*	12	3,777
Align Technology, Inc.*	20	12,230
Baxter International, Inc.	135	10,067
Becton Dickinson and Co.	78	18,497
Boston Scientific Corp.*	387	14,733
Cooper Cos., Inc. (The)	13	4,894
DENTSPLY SIRONA, Inc.	58	2,827
Dexcom, Inc.*	26	14,627
Edwards Lifesciences Corp.*	170	18,243
Hologic, Inc.*	68	5,082
IDEXX Laboratories, Inc.*	23	13,986
Intuitive Surgical, Inc.*	97	31,461
Medtronic plc	367	39,159
ResMed, Inc.	40	10,194
STERIS plc	26	5,682
Stryker Corp.	92	21,770
Teleflex, Inc.	12	3,569
Zimmer Biomet Holdings, Inc.	57	6,817
		298,488
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	41	4,746
Anthem, Inc.	67	27,217
Cardinal Health, Inc.	78	3,606
Centene Corp.*	159	11,354
Cigna Corp.	93	17,847
CVS Health Corp.	360	32,062
DaVita, Inc.*	17	1,606
HCA Healthcare, Inc.	67	15,114
Henry Schein, Inc.*	37	2,629
Humana, Inc.	35	14,690
Laboratory Corp. of America Holdings*	26	7,419
McKesson Corp.	42	9,104
Quest Diagnostics, Inc.	34	5,055
UnitedHealth Group, Inc.	258	114,609
Universal Health Services, Inc., Class B	21	2,493
		269,551
Health Care Technology - 0.1%
Cerner Corp.	80	5,636

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.*	11	23,120
Caesars Entertainment, Inc.*	58	5,224
Carnival Corp.*(b)	217	3,824

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Chipotle Mexican Grill, Inc.*	7	11,504
Darden Restaurants, Inc.	36	4,966
Domino's Pizza, Inc.	10	5,241
Expedia Group, Inc.*	40	6,444
Hilton Worldwide Holdings, Inc.*	76	10,265
Las Vegas Sands Corp.*	93	3,313
Marriott International, Inc., Class A*	75	11,067
McDonald's Corp.	204	49,898
MGM Resorts International	109	4,314
Norwegian Cruise Line Holdings Ltd.*(b)	101	1,971
Penn National Gaming, Inc.*	45	2,305
Royal Caribbean Cruises Ltd.*	61	4,259
Starbucks Corp.	321	35,195
Wynn Resorts Ltd.*(b)	29	2,349
Yum! Brands, Inc.	81	9,950
		195,209
Household Durables - 0.4%
DR Horton, Inc.	89	8,695
Garmin Ltd.	41	5,475
Leggett & Platt, Inc.	36	1,454
Lennar Corp., Class A	75	7,879
Mohawk Industries, Inc.*	15	2,518
Newell Brands, Inc.	103	2,212
NVR, Inc.*	1	5,225
PulteGroup, Inc.	69	3,452
Whirlpool Corp.	16	3,484
		40,394
Household Products - 1.5%
Church & Dwight Co., Inc.	67	5,988
Clorox Co. (The)	34	5,537
Colgate-Palmolive Co.	229	17,180
Kimberly-Clark Corp.	92	11,988
Procter & Gamble Co. (The)	663	95,857
		136,550
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	181	4,232

Industrial Conglomerates - 1.2%
3M Co.	158	26,866
General Electric Co.	299	28,402
Honeywell International, Inc.	189	38,224
Roper Technologies, Inc.	29	13,460
		106,952
Interactive Media & Services - 7.5%
Alphabet, Inc., Class A*	83	235,550
Alphabet, Inc., Class C*	77	219,376
Match Group, Inc.*	76	9,879
Meta Platforms, Inc., Class A*	651	211,224
Twitter, Inc.*	217	9,535
		685,564
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	120	420,848
eBay, Inc.	177	11,941
Etsy, Inc.*	35	9,610
		442,399
IT Services - 4.8%
Accenture plc, Class A	173	61,830
Akamai Technologies, Inc.*	45	5,072
Automatic Data Processing, Inc.	116	26,783
Broadridge Financial Solutions, Inc.	31	5,226
Cognizant Technology Solutions Corp., Class A	143	11,151
DXC Technology Co.*	68	2,039
Fidelity National Information Services, Inc.	169	17,660
Fiserv, Inc.*	163	15,733
FleetCor Technologies, Inc.*	22	4,557
Gartner, Inc.*	22	6,869
Global Payments, Inc.	80	9,523
International Business Machines Corp.	245	28,690
Jack Henry & Associates, Inc.	20	3,033
Mastercard, Inc., Class A	238	74,951
Paychex, Inc.	87	10,370
PayPal Holdings, Inc.*	320	59,165
VeriSign, Inc.*	26	6,238
Visa, Inc., Class A	461	89,328
Western Union Co. (The)	110	1,740
		439,958
Leisure Products - 0.0%(a)
Hasbro, Inc.	36	3,489

Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	83	12,525
Bio-Rad Laboratories, Inc., Class A*	5	3,766
Bio-Techne Corp.	11	5,192
Charles River Laboratories International, Inc.*	13	4,756
Danaher Corp.	173	55,644
Illumina, Inc.*	40	14,613
IQVIA Holdings, Inc.*	53	13,734
Mettler-Toledo International, Inc.*	6	9,085
PerkinElmer, Inc.	30	5,465
Thermo Fisher Scientific, Inc.	107	67,713
Waters Corp.*	16	5,249
West Pharmaceutical Services, Inc.	20	8,853
		206,595
Machinery - 1.7%
Caterpillar, Inc.	150	29,003
Cummins, Inc.	39	8,180
Deere & Co.	77	26,607
Dover Corp.	39	6,390
Fortive Corp.	97	7,165
IDEX Corp.	21	4,716
Illinois Tool Works, Inc.	78	18,108
Ingersoll Rand, Inc.	110	6,418
Otis Worldwide Corp.	115	9,246
PACCAR, Inc.	94	7,842
Parker-Hannifin Corp.	36	10,874
Pentair plc(b)	45	3,316
Snap-on, Inc.	14	2,883
Stanley Black & Decker, Inc.	45	7,864
Westinghouse Air Brake Technologies Corp.	51	4,527
Xylem, Inc.	49	5,934
		159,073
Media - 1.2%
Charter Communications, Inc., Class A*(b)	35	22,620
Comcast Corp., Class A	1,251	62,525
Discovery, Inc., Class A*(b)	45	1,047
Discovery, Inc., Class C*	82	1,862

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
DISH Network Corp., Class A*	67	2,094
Fox Corp., Class A	87	3,107
Fox Corp., Class B	39	1,310
Interpublic Group of Cos., Inc. (The)	106	3,518
News Corp., Class A	106	2,292
News Corp., Class B	33	711
Omnicom Group, Inc.	57	3,837
ViacomCBS, Inc.	164	5,076
		109,999
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	399	14,795
Newmont Corp.	217	11,917
Nucor Corp.	80	8,501
		35,213
Multiline Retail - 0.6%
Dollar General Corp.	65	14,385
Dollar Tree, Inc.*	64	8,565
Target Corp.	135	32,918
		55,868
Multi-Utilities - 0.8%
Ameren Corp.	70	5,711
CenterPoint Energy, Inc.	161	4,171
CMS Energy Corp.	78	4,590
Consolidated Edison, Inc.	95	7,376
Dominion Energy, Inc.	220	15,664
DTE Energy Co.	53	5,742
NiSource, Inc.	106	2,598
Public Service Enterprise Group, Inc.	138	8,624
Sempra Energy	87	10,429
WEC Energy Group, Inc.	86	7,476
		72,381
Oil, Gas & Consumable Fuels - 2.9%
APA Corp.	102	2,629
Chevron Corp.	528	59,595
ConocoPhillips	366	25,668
Coterra Energy, Inc.	221	4,438
Devon Energy Corp.	171	7,192
Diamondback Energy, Inc.	47	5,016
EOG Resources, Inc.	159	13,833
Exxon Mobil Corp.	1,155	69,115
Hess Corp.	74	5,515
Kinder Morgan, Inc.	531	8,209
Marathon Oil Corp.	214	3,315
Marathon Petroleum Corp.	173	10,527
Occidental Petroleum Corp.	242	7,175
ONEOK, Inc.	121	7,241
Phillips 66	119	8,231
Pioneer Natural Resources Co.	63	11,234
Valero Energy Corp.	111	7,430
Williams Cos., Inc. (The)	330	8,841
		265,204
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	64	21,252

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	606	32,500
Catalent, Inc.*	47	6,047
Eli Lilly & Co.	217	53,825
Johnson & Johnson	719	112,114
Merck & Co., Inc.	690	51,688
Organon & Co.	68	1,987
Pfizer, Inc.	1,531	82,260
Viatris, Inc.	329	4,050
Zoetis, Inc.	130	28,865
		373,336
Professional Services - 0.5%
Equifax, Inc.	34	9,474
IHS Markit Ltd.	109	13,932
Jacobs Engineering Group, Inc.	36	5,132
Leidos Holdings, Inc.	39	3,429
Nielsen Holdings plc	97	1,859
Robert Half International, Inc.	30	3,335
Verisk Analytics, Inc.	44	9,894
		47,055
Road & Rail - 1.1%
CSX Corp.	615	21,316
JB Hunt Transport Services, Inc.	23	4,397
Kansas City Southern	24	6,980
Norfolk Southern Corp.	67	17,773
Old Dominion Freight Line, Inc.	25	8,879
Union Pacific Corp.	179	42,180
		101,525
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc.*	331	52,420
Analog Devices, Inc.	147	26,497
Applied Materials, Inc.	250	36,798
Broadcom, Inc.	112	62,012
Enphase Energy, Inc.*	37	9,250
Intel Corp.	1,107	54,464
KLA Corp.	41	16,733
Lam Research Corp.	39	26,514
Microchip Technology, Inc.	150	12,514
Micron Technology, Inc.	306	25,704
Monolithic Power Systems, Inc.	12	6,642
NVIDIA Corp.	680	222,197
NXP Semiconductors NV	73	16,305
Qorvo, Inc.*	30	4,387
QUALCOMM, Inc.	307	55,432
Skyworks Solutions, Inc.	45	6,825
Teradyne, Inc.	45	6,879
Texas Instruments, Inc.	253	48,670
Xilinx, Inc.	68	15,535
		705,778
Software - 11.5%
Adobe, Inc.*	131	87,750
ANSYS, Inc.*	23	9,004
Autodesk, Inc.*	60	15,251
Cadence Design Systems, Inc.*	76	13,487
Ceridian HCM Holding, Inc.*	37	4,048
Citrix Systems, Inc.	34	2,735
Fortinet, Inc.*	37	12,288
Intuit, Inc.	75	48,923
Microsoft Corp.	2,051	678,040
NortonLifeLock, Inc.	158	3,926
Oracle Corp.	449	40,742
Paycom Software, Inc.*	13	5,687
PTC, Inc.*	29	3,178
salesforce.com, Inc.*	266	75,799
ServiceNow, Inc.*	54	34,976
Synopsys, Inc.*	41	13,981
Tyler Technologies, Inc.*	11	5,709
		1,055,524

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	17	3,752
AutoZone, Inc.*	5	9,085
Bath & Body Works, Inc.	72	5,409
Best Buy Co., Inc.	61	6,518
CarMax, Inc.*	45	6,356
Gap, Inc. (The)	58	959
Home Depot, Inc. (The)	291	116,578
Lowe's Cos., Inc.	193	47,206
O'Reilly Automotive, Inc.*	18	11,487
Ross Stores, Inc.	97	10,582
TJX Cos., Inc. (The)	329	22,833
Tractor Supply Co.	31	6,985
Ulta Beauty, Inc.*	14	5,375
		253,125
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	4,287	708,640
Hewlett Packard Enterprise Co.	356	5,109
HP, Inc.	327	11,536
NetApp, Inc.	61	5,422
Seagate Technology Holdings plc	57	5,852
Western Digital Corp.*	83	4,801
		741,360
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	94	1,518
NIKE, Inc., Class B	349	59,065
PVH Corp.	19	2,029
Ralph Lauren Corp.	13	1,509
Tapestry, Inc.	75	3,009
Under Armour, Inc., Class A*	50	1,179
Under Armour, Inc., Class C*	56	1,124
VF Corp.	88	6,312
		75,745
Tobacco - 0.6%
Altria Group, Inc.	502	21,405
Philip Morris International, Inc.	425	36,525
		57,930
Trading Companies & Distributors - 0.2%
Fastenal Co.	157	9,289
United Rentals, Inc.*	20	6,775
WW Grainger, Inc.	12	5,777
		21,841
Water Utilities - 0.1%
American Water Works Co., Inc.	49	8,260

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	161	17,518

TOTAL COMMON STOCKS (Cost $8,253,991)		9,149,094

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $979)	979	979

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(d) - 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $27,457
(Cost $27,457)	27,457	27,457

Total Investments - 99.9% (Cost $8,282,427)		9,177,530
Other assets less liabilities - 0.1%		9,176
Net Assets - 100.0%		9,186,706

See accompanying notes to the financial statements.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $26,139, collateralized in the form of cash with a value of $979 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $27,259 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $28,238.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $979.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,260,032
Aggregate gross unrealized depreciation	(371,827)
Net unrealized appreciation	$888,205
Federal income tax cost	$8,289,325

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 1.5%
Boeing Co. (The)*	71	14,047
General Dynamics Corp.	30	5,669
Howmet Aerospace, Inc.	48	1,350
Huntington Ingalls Industries, Inc.	5	888
L3Harris Technologies, Inc.	26	5,436
Lockheed Martin Corp.	32	10,666
Northrop Grumman Corp.	19	6,627
Raytheon Technologies Corp.	193	15,618
Textron, Inc.	29	2,053
TransDigm Group, Inc.*	7	4,047
		66,401
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	17	1,616
Expeditors International of Washington, Inc.	22	2,676
FedEx Corp.	32	7,372
United Parcel Service, Inc., Class B	93	18,448
		30,112
Airlines - 0.2%
Alaska Air Group, Inc.*	16	777
American Airlines Group, Inc.*	82	1,451
Delta Air Lines, Inc.*	81	2,932
Southwest Airlines Co.*	75	3,330
United Airlines Holdings, Inc.*	40	1,690
		10,180
Auto Components - 0.2%
Aptiv plc*	35	5,612
BorgWarner, Inc.	30	1,299
		6,911
Automobiles - 3.2%
Ford Motor Co.	501	9,614
General Motors Co.*	185	10,706
Tesla, Inc.*	104	119,055
		139,375
Banks - 4.7%
Bank of America Corp.	947	42,113
Citigroup, Inc.	259	16,498
Citizens Financial Group, Inc.	54	2,552
Comerica, Inc.	17	1,403
Fifth Third Bancorp	87	3,667
First Republic Bank	23	4,822
Huntington Bancshares, Inc.	188	2,790
JPMorgan Chase & Co.	383	60,832
KeyCorp	122	2,738
M&T Bank Corp.	16	2,346
People's United Financial, Inc.	54	920
PNC Financial Services Group, Inc. (The)	54	10,638
Regions Financial Corp.	121	2,753
SVB Financial Group*	8	5,539
Truist Financial Corp.	170	10,083
US Bancorp	172	9,518
Wells Fargo & Co.	525	25,084
Zions Bancorp NA	21	1,325
		205,621
Beverages - 1.5%
Brown-Forman Corp., Class B	23	1,618
Coca-Cola Co. (The)	497	26,068
Constellation Brands, Inc., Class A	22	4,957
Molson Coors Beverage Co., Class B	23	1,022
Monster Beverage Corp.*	48	4,022
PepsiCo, Inc.	177	28,281
		65,968
Building Products - 0.6%
A O Smith Corp.	17	1,344
Allegion plc	11	1,360
Carrier Global Corp.	110	5,953
Fortune Brands Home & Security, Inc.	18	1,810
Johnson Controls International plc	91	6,803
Masco Corp.	32	2,109
Trane Technologies plc	30	5,599
		24,978
Capital Markets - 3.4%
Ameriprise Financial, Inc.	15	4,344
Bank of New York Mellon Corp. (The)	101	5,534
BlackRock, Inc.	18	16,283
Cboe Global Markets, Inc.	14	1,805
Charles Schwab Corp. (The)	192	14,859
CME Group, Inc.	46	10,144
Franklin Resources, Inc.	35	1,134
Goldman Sachs Group, Inc. (The)	43	16,383
Intercontinental Exchange, Inc.	72	9,412
Invesco Ltd.	43	960
MarketAxess Holdings, Inc.	5	1,763
Moody's Corp.	21	8,203
Morgan Stanley	187	17,731
MSCI, Inc.	11	6,924
Nasdaq, Inc.	15	3,048
Northern Trust Corp.	27	3,124
Raymond James Financial, Inc.	24	2,359
S&P Global, Inc.	31	14,128
State Street Corp.	47	4,182
T. Rowe Price Group, Inc.	29	5,799
		148,119
Chemicals - 2.0%
Air Products and Chemicals, Inc.	28	8,048
Albemarle Corp.	15	3,997
Celanese Corp.	14	2,119
CF Industries Holdings, Inc.	27	1,636
Corteva, Inc.	93	4,185
Dow, Inc.	95	5,218
DuPont de Nemours, Inc.	67	4,955
Eastman Chemical Co.	17	1,773
Ecolab, Inc.	32	7,087
FMC Corp.	16	1,603
International Flavors & Fragrances, Inc.	32	4,550
Linde plc	66	20,997
LyondellBasell Industries NV, Class A	34	2,963
Mosaic Co. (The)	47	1,608
PPG Industries, Inc.	30	4,625
Sherwin-Williams Co. (The)	31	10,269
		85,633
Commercial Services & Supplies - 0.5%
Cintas Corp.	11	4,644
Copart, Inc.*	27	3,919
Republic Services, Inc.	27	3,571
Rollins, Inc.	28	932

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Waste Management, Inc.	50	8,034
		21,100
Communications Equipment - 1.0%
Arista Networks, Inc.*	28	3,474
Cisco Systems, Inc.	539	29,559
F5, Inc.*	8	1,820
Juniper Networks, Inc.	41	1,276
Motorola Solutions, Inc.	22	5,570
		41,699
Construction & Engineering - 0.0%(a)
Quanta Services, Inc.	18	2,048

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	8	3,228
Vulcan Materials Co.	17	3,258
		6,486
Consumer Finance - 0.6%
American Express Co.	82	12,489
Capital One Financial Corp.	57	8,010
Discover Financial Services	38	4,098
Synchrony Financial	72	3,225
		27,822
Containers & Packaging - 0.3%
Amcor plc	196	2,219
Avery Dennison Corp.	11	2,256
Ball Corp.	42	3,925
International Paper Co.	49	2,230
Packaging Corp. of America	12	1,567
Sealed Air Corp.	19	1,180
WestRock Co.	33	1,432
		14,809
Distributors - 0.2%
Genuine Parts Co.	18	2,299
LKQ Corp.	34	1,901
Pool Corp.	5	2,771
		6,971
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	237	65,576

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	913	20,843
Lumen Technologies, Inc.	126	1,555
Verizon Communications, Inc.	529	26,593
		48,991
Electric Utilities - 1.8%
Alliant Energy Corp.	32	1,753
American Electric Power Co., Inc.	64	5,187
Duke Energy Corp.	98	9,507
Edison International	49	3,199
Entergy Corp.	26	2,609
Evergy, Inc.	29	1,836
Eversource Energy	44	3,620
Exelon Corp.	124	6,538
FirstEnergy Corp.	69	2,598
NextEra Energy, Inc.	251	21,782
NRG Energy, Inc.	30	1,081
Pinnacle West Capital Corp.	14	911
PPL Corp.	98	2,727
Southern Co. (The)	136	8,310
Xcel Energy, Inc.	69	4,397
		76,055
Electrical Equipment - 0.6%
AMETEK, Inc.	30	4,095
Eaton Corp. plc	51	8,265
Emerson Electric Co.	77	6,764
Generac Holdings, Inc.*	8	3,370
Rockwell Automation, Inc.	15	5,043
		27,537
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	77	6,205
CDW Corp.	18	3,408
Corning, Inc.	97	3,598
IPG Photonics Corp.*	5	821
Keysight Technologies, Inc.*	24	4,667
TE Connectivity Ltd.	42	6,465
Teledyne Technologies, Inc.*	6	2,492
Trimble, Inc.*	32	2,748
Zebra Technologies Corp., Class A*	7	4,121
		34,525
Energy Equipment & Services - 0.2%
Baker Hughes Co.	105	2,451
Halliburton Co.	113	2,439
Schlumberger NV	178	5,105
		9,995
Entertainment - 2.0%
Activision Blizzard, Inc.	100	5,860
Electronic Arts, Inc.	36	4,472
Live Nation Entertainment, Inc.*	17	1,813
Netflix, Inc.*	57	36,588
Take-Two Interactive Software, Inc.*	15	2,488
Walt Disney Co. (The)*	233	33,762
		84,983
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	18	3,601
American Tower Corp.	58	15,224
AvalonBay Communities, Inc.	18	4,300
Boston Properties, Inc.	18	1,941
Crown Castle International Corp.	55	9,991
Digital Realty Trust, Inc.	36	6,039
Duke Realty Corp.	47	2,741
Equinix, Inc.	11	8,934
Equity Residential	44	3,754
Essex Property Trust, Inc.	8	2,715
Extra Space Storage, Inc.	17	3,400
Federal Realty Investment Trust	9	1,104
Healthpeak Properties, Inc.	68	2,234
Host Hotels & Resorts, Inc.*	90	1,413
Iron Mountain, Inc.	36	1,636
Kimco Realty Corp.	78	1,749
Mid-America Apartment Communities, Inc.	15	3,094
Prologis, Inc.	95	14,321
Public Storage	20	6,548
Realty Income Corp.	70	4,754
Regency Centers Corp.	20	1,387
SBA Communications Corp.	14	4,813
Simon Property Group, Inc.	42	6,419
UDR, Inc.	35	1,986
Ventas, Inc.	49	2,299
Vornado Realty Trust	19	763
Welltower, Inc.	54	4,299
Weyerhaeuser Co.	95	3,573
		125,032

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	57	30,745
Kroger Co. (The)	86	3,571
Sysco Corp.	66	4,623
Walgreens Boots Alliance, Inc.	91	4,077
Walmart, Inc.	183	25,735
		68,751
Food Products - 0.9%
Archer-Daniels-Midland Co.	72	4,479
Campbell Soup Co.	25	1,008
Conagra Brands, Inc.	61	1,864
General Mills, Inc.	77	4,756
Hershey Co. (The)	19	3,372
Hormel Foods Corp.	35	1,449
J M Smucker Co. (The)	14	1,771
Kellogg Co.	33	2,019
Kraft Heinz Co. (The)	91	3,059
Lamb Weston Holdings, Inc.	19	987
McCormick & Co., Inc. (Non-Voting)	32	2,746
Mondelez International, Inc., Class A	178	10,491
Tyson Foods, Inc., Class A	38	3,000
		41,001
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	17	1,535

Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc.*	5	10,509
Caesars Entertainment, Inc.*	27	2,432
Carnival Corp.*(b)	101	1,780
Chipotle Mexican Grill, Inc.*	4	6,574
Darden Restaurants, Inc.	17	2,345
Domino's Pizza, Inc.	5	2,621
Expedia Group, Inc.*	19	3,061
Hilton Worldwide Holdings, Inc.*	36	4,862
Las Vegas Sands Corp.*	43	1,532
Marriott International, Inc., Class A*	35	5,164
McDonald's Corp.	96	23,481
MGM Resorts International	50	1,979
Norwegian Cruise Line Holdings Ltd.*	46	897
Penn National Gaming, Inc.*	21	1,076
Royal Caribbean Cruises Ltd.*	29	2,025
Starbucks Corp.	151	16,556
Wynn Resorts Ltd.*(b)	13	1,053
Yum! Brands, Inc.	38	4,668
		92,615
Household Durables - 0.4%
DR Horton, Inc.	42	4,104
Garmin Ltd.	19	2,537
Leggett & Platt, Inc.	16	646
Lennar Corp., Class A	35	3,677
Mohawk Industries, Inc.*	7	1,175
Newell Brands, Inc.	47	1,009
PulteGroup, Inc.	32	1,601
Whirlpool Corp.	8	1,742
		16,491
Household Products - 1.5%
Church & Dwight Co., Inc.	31	2,771
Clorox Co. (The)	16	2,606
Colgate-Palmolive Co.	108	8,102
Kimberly-Clark Corp.	43	5,603
Procter & Gamble Co. (The)	311	44,964
		64,046
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	84	1,964

Industrial Conglomerates - 1.2%
3M Co.	74	12,583
General Electric Co.	141	13,394
Honeywell International, Inc.	88	17,797
Roper Technologies, Inc.	14	6,498
		50,272
Insurance - 2.1%
Aflac, Inc.	78	4,223
Allstate Corp. (The)	38	4,131
American International Group, Inc.	109	5,733
Aon plc, Class A	29	8,577
Arthur J Gallagher & Co.	26	4,235
Assurant, Inc.	8	1,217
Brown & Brown, Inc.	30	1,932
Chubb Ltd.	56	10,050
Cincinnati Financial Corp.	19	2,164
Everest Re Group Ltd.	5	1,282
Globe Life, Inc.	12	1,039
Hartford Financial Services Group, Inc. (The)	44	2,908
Lincoln National Corp.	23	1,526
Loews Corp.	25	1,337
Marsh & McLennan Cos., Inc.	65	10,661
MetLife, Inc.	92	5,397
Principal Financial Group, Inc.	32	2,195
Progressive Corp. (The)	75	6,971
Prudential Financial, Inc.	50	5,113
Travelers Cos., Inc. (The)	32	4,702
W R Berkley Corp.	18	1,380
Willis Towers Watson plc	17	3,839
		90,612
Interactive Media & Services - 7.4%
Alphabet, Inc., Class A*	39	110,680
Alphabet, Inc., Class C*	36	102,565
Match Group, Inc.*	35	4,550
Meta Platforms, Inc., Class A*	305	98,960
Twitter, Inc.*	102	4,482
		321,237
Internet & Direct Marketing Retail - 4.8%
Amazon.com, Inc.*	56	196,396
eBay, Inc.	83	5,599
Etsy, Inc.*	16	4,393
		206,388
IT Services - 4.8%
Accenture plc, Class A	81	28,949
Akamai Technologies, Inc.*	21	2,367
Automatic Data Processing, Inc.	54	12,468
Broadridge Financial Solutions, Inc.	15	2,529
Cognizant Technology Solutions Corp., Class A	67	5,225
DXC Technology Co.*	31	930
Fidelity National Information Services, Inc.	79	8,255
Fiserv, Inc.*	76	7,336
FleetCor Technologies, Inc.*	11	2,278
Gartner, Inc.*	11	3,435

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Global Payments, Inc.	38	4,524
International Business Machines Corp.	115	13,466
Jack Henry & Associates, Inc.	10	1,516
Mastercard, Inc., Class A	112	35,271
Paychex, Inc.	41	4,887
PayPal Holdings, Inc.*	151	27,918
VeriSign, Inc.*	12	2,879
Visa, Inc., Class A	216	41,854
Western Union Co. (The)	51	807
		206,894
Leisure Products - 0.0%(a)
Hasbro, Inc.	17	1,648

Machinery - 1.7%
Caterpillar, Inc.	70	13,535
Cummins, Inc.	18	3,776
Deere & Co.	36	12,439
Dover Corp.	18	2,949
Fortive Corp.	46	3,398
IDEX Corp.	10	2,246
Illinois Tool Works, Inc.	37	8,590
Ingersoll Rand, Inc.	51	2,975
Otis Worldwide Corp.	55	4,422
PACCAR, Inc.	44	3,670
Parker-Hannifin Corp.	17	5,135
Pentair plc(b)	21	1,548
Snap-on, Inc.	7	1,441
Stanley Black & Decker, Inc.	21	3,670
Westinghouse Air Brake Technologies Corp.	24	2,130
Xylem, Inc.	23	2,786
		74,710
Media - 1.2%
Charter Communications, Inc., Class A*(b)	16	10,341
Comcast Corp., Class A	586	29,288
Discovery, Inc., Class A*(b)	21	489
Discovery, Inc., Class C*	38	863
DISH Network Corp., Class A*	31	969
Fox Corp., Class A	40	1,428
Fox Corp., Class B	18	605
Interpublic Group of Cos., Inc. (The)	49	1,626
News Corp., Class A	49	1,059
News Corp., Class B	16	345
Omnicom Group, Inc.	27	1,817
ViacomCBS, Inc.	77	2,383
		51,213
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	187	6,934
Newmont Corp.	101	5,547
Nucor Corp.	38	4,038
		16,519
Multiline Retail - 0.6%
Dollar General Corp.	30	6,639
Dollar Tree, Inc.*	30	4,015
Target Corp.	63	15,362
		26,016
Multi-Utilities - 0.8%
Ameren Corp.	33	2,692
CenterPoint Energy, Inc.	75	1,943
CMS Energy Corp.	37	2,177
Consolidated Edison, Inc.	45	3,494
Dominion Energy, Inc.	104	7,405
DTE Energy Co.	25	2,709
NiSource, Inc.	49	1,201
Public Service Enterprise Group, Inc.	65	4,062
Sempra Energy	41	4,915
WEC Energy Group, Inc.	40	3,477
		34,075
Oil, Gas & Consumable Fuels - 2.9%
APA Corp.	47	1,211
Chevron Corp.	248	27,992
ConocoPhillips	171	11,992
Coterra Energy, Inc.	104	2,088
Devon Energy Corp.	80	3,365
Diamondback Energy, Inc.	22	2,348
EOG Resources, Inc.	75	6,525
Exxon Mobil Corp.	541	32,373
Hess Corp.	35	2,608
Kinder Morgan, Inc.	249	3,850
Marathon Oil Corp.	101	1,565
Marathon Petroleum Corp.	81	4,929
Occidental Petroleum Corp.	113	3,351
ONEOK, Inc.	56	3,351
Phillips 66	56	3,874
Pioneer Natural Resources Co.	29	5,171
Valero Energy Corp.	52	3,481
Williams Cos., Inc. (The)	155	4,152
		124,226
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	30	9,962

Professional Services - 0.5%
Equifax, Inc.	16	4,459
IHS Markit Ltd.	51	6,519
Jacobs Engineering Group, Inc.	17	2,424
Leidos Holdings, Inc.	18	1,582
Nielsen Holdings plc	45	862
Robert Half International, Inc.	14	1,556
Verisk Analytics, Inc.	21	4,722
		22,124
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	43	4,110

Road & Rail - 1.1%
CSX Corp.	288	9,982
JB Hunt Transport Services, Inc.	11	2,103
Kansas City Southern	12	3,490
Norfolk Southern Corp.	32	8,489
Old Dominion Freight Line, Inc.	12	4,262
Union Pacific Corp.	84	19,794
		48,120
Semiconductors & Semiconductor Equipment - 7.6%
Advanced Micro Devices, Inc.*	155	24,547
Analog Devices, Inc.	69	12,437
Applied Materials, Inc.	117	17,221
Broadcom, Inc.	53	29,345
Enphase Energy, Inc.*	17	4,250
Intel Corp.	519	25,535
KLA Corp.	20	8,163
Lam Research Corp.	18	12,237
Microchip Technology, Inc.	70	5,840

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Micron Technology, Inc.	144	12,096
Monolithic Power Systems, Inc.	6	3,321
NVIDIA Corp.	319	104,237
NXP Semiconductors NV	34	7,594
Qorvo, Inc.*	14	2,047
QUALCOMM, Inc.	144	26,001
Skyworks Solutions, Inc.	21	3,185
Teradyne, Inc.	21	3,210
Texas Instruments, Inc.	118	22,700
Xilinx, Inc.	32	7,310
		331,276
Software - 11.4%
Adobe, Inc.*	61	40,861
ANSYS, Inc.*	11	4,306
Autodesk, Inc.*	28	7,117
Cadence Design Systems, Inc.*	35	6,211
Ceridian HCM Holding, Inc.*	17	1,860
Citrix Systems, Inc.	16	1,287
Fortinet, Inc.*	17	5,646
Intuit, Inc.	35	22,831
Microsoft Corp.	962	318,028
NortonLifeLock, Inc.	73	1,814
Oracle Corp.	211	19,146
Paycom Software, Inc.*	6	2,625
PTC, Inc.*	14	1,534
salesforce.com, Inc.*	124	35,335
ServiceNow, Inc.*	25	16,192
Synopsys, Inc.*	20	6,820
Tyler Technologies, Inc.*	5	2,595
		494,208
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	8	1,766
AutoZone, Inc.*	3	5,451
Bath & Body Works, Inc.	34	2,554
Best Buy Co., Inc.	29	3,099
CarMax, Inc.*	21	2,966
Gap, Inc. (The)	27	446
Home Depot, Inc. (The)	136	54,483
Lowe's Cos., Inc.	91	22,258
O'Reilly Automotive, Inc.*	9	5,744
Ross Stores, Inc.	46	5,018
TJX Cos., Inc. (The)	155	10,757
Tractor Supply Co.	15	3,380
Ulta Beauty, Inc.*	7	2,688
		120,610
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	2,009	332,087
Hewlett Packard Enterprise Co.	166	2,382
HP, Inc.	153	5,398
NetApp, Inc.	29	2,577
Seagate Technology Holdings plc	27	2,772
Western Digital Corp.*	38	2,198
		347,414
Textiles, Apparel & Luxury Goods - 0.8%
Hanesbrands, Inc.	44	711
NIKE, Inc., Class B	164	27,755
PVH Corp.	9	961
Ralph Lauren Corp.	6	696
Tapestry, Inc.	35	1,404
Under Armour, Inc., Class A*	23	543
Under Armour, Inc., Class C*	26	522
VF Corp.	42	3,013
		35,605
Tobacco - 0.6%
Altria Group, Inc.	235	10,020
Philip Morris International, Inc.	200	17,188
		27,208
Trading Companies & Distributors - 0.2%
Fastenal Co.	73	4,319
United Rentals, Inc.*	9	3,049
WW Grainger, Inc.	6	2,889
		10,257
Water Utilities - 0.1%
American Water Works Co., Inc.	23	3,877

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	75	8,161

TOTAL COMMON STOCKS (Cost $3,893,538)		4,330,072

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $326)	326	326

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.2%

REPURCHASE AGREEMENTS(d) - 0.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $10,813
(Cost $10,813)	10,813	10,813

Total Investments - 99.9% (Cost $3,904,677)		4,341,211
Other assets less liabilities - 0.1%		4,067
Net Assets - 100.0%		4,345,278

See accompanying notes to the financial statements.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $13,207, collateralized in the form of cash with a value of $326 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $13,935 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $14,261.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $326.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602,055
Aggregate gross unrealized depreciation	(181,473)
Net unrealized appreciation	$420,582
Federal income tax cost	$3,920,629

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.6%

Aerospace & Defense - 1.9%
Boeing Co. (The)*	184	36,404
General Dynamics Corp.	77	14,551
Howmet Aerospace, Inc.	129	3,629
Huntington Ingalls Industries, Inc.	13	2,308
L3Harris Technologies, Inc.	68	14,217
Lockheed Martin Corp.	83	27,665
Northrop Grumman Corp.	50	17,440
Raytheon Technologies Corp.	503	40,703
Textron, Inc.	74	5,239
TransDigm Group, Inc.*	17	9,827
		171,983
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	44	4,184
Expeditors International of Washington, Inc.	57	6,932
FedEx Corp.	83	19,121
United Parcel Service, Inc., Class B	243	48,204
		78,441
Airlines - 0.3%
Alaska Air Group, Inc.*	42	2,040
American Airlines Group, Inc.*	216	3,821
Delta Air Lines, Inc.*	214	7,747
Southwest Airlines Co.*	198	8,791
United Airlines Holdings, Inc.*	107	4,522
		26,921
Auto Components - 0.2%
Aptiv plc*	91	14,592
BorgWarner, Inc.	80	3,462
		18,054
Automobiles - 3.9%
Ford Motor Co.	1,312	25,177
General Motors Co.*	485	28,067
Tesla, Inc.*	271	310,230
		363,474
Banks - 5.8%
Bank of America Corp.	2,476	110,108
Citigroup, Inc.	678	43,189
Citizens Financial Group, Inc.	142	6,712
Comerica, Inc.	44	3,631
Fifth Third Bancorp	229	9,652
First Republic Bank	59	12,370
Huntington Bancshares, Inc.	493	7,316
JPMorgan Chase & Co.	1,001	158,989
KeyCorp	319	7,158
M&T Bank Corp.	44	6,451
People's United Financial, Inc.	143	2,437
PNC Financial Services Group, Inc. (The)	143	28,171
Regions Financial Corp.	318	7,235
SVB Financial Group*	19	13,154
Truist Financial Corp.	445	26,393
US Bancorp	451	24,958
Wells Fargo & Co.	1,373	65,602
Zions Bancorp NA	54	3,406
		536,932
Beverages - 1.9%
Brown-Forman Corp., Class B	60	4,222
Coca-Cola Co. (The)	1,299	68,132
Constellation Brands, Inc., Class A	57	12,844
Molson Coors Beverage Co., Class B	62	2,755
Monster Beverage Corp.*	124	10,389
PepsiCo, Inc.	463	73,978
		172,320
Biotechnology - 2.5%
AbbVie, Inc.	591	68,130
Amgen, Inc.	191	37,986
Biogen, Inc.*	50	11,787
Gilead Sciences, Inc.	419	28,882
Incyte Corp.*	63	4,266
Moderna, Inc.*	118	41,587
Regeneron Pharmaceuticals, Inc.*	34	21,642
Vertex Pharmaceuticals, Inc.*	87	16,264
		230,544
Building Products - 0.7%
A O Smith Corp.	44	3,478
Allegion plc	30	3,709
Carrier Global Corp.	289	15,641
Fortune Brands Home & Security, Inc.	46	4,624
Johnson Controls International plc	238	17,793
Masco Corp.	82	5,404
Trane Technologies plc	80	14,932
		65,581
Capital Markets - 4.2%
Ameriprise Financial, Inc.	38	11,005
Bank of New York Mellon Corp. (The)	264	14,465
BlackRock, Inc.	48	43,421
Cboe Global Markets, Inc.	35	4,513
Charles Schwab Corp. (The)	501	38,772
CME Group, Inc.	120	26,463
Franklin Resources, Inc.	94	3,046
Goldman Sachs Group, Inc. (The)	113	43,052
Intercontinental Exchange, Inc.	188	24,575
Invesco Ltd.	114	2,546
MarketAxess Holdings, Inc.	13	4,585
Moody's Corp.	55	21,485
Morgan Stanley	489	46,367
MSCI, Inc.	27	16,995
Nasdaq, Inc.	39	7,926
Northern Trust Corp.	70	8,099
Raymond James Financial, Inc.	62	6,094
S&P Global, Inc.	81	36,914
State Street Corp.	122	10,854
T. Rowe Price Group, Inc.	76	15,196
		386,373
Chemicals - 2.4%
Air Products and Chemicals, Inc.	74	21,271
Albemarle Corp.	39	10,393
Celanese Corp.	37	5,600
CF Industries Holdings, Inc.	71	4,302
Corteva, Inc.	245	11,025
Dow, Inc.	249	13,678
DuPont de Nemours, Inc.	175	12,943
Eastman Chemical Co.	46	4,797
Ecolab, Inc.	83	18,382
FMC Corp.	44	4,408
International Flavors & Fragrances, Inc.	84	11,942
Linde plc	173	55,038

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	87	7,580
Mosaic Co. (The)	124	4,243
PPG Industries, Inc.	80	12,334
Sherwin-Williams Co. (The)	81	26,831
		224,767
Commercial Services & Supplies - 0.6%
Cintas Corp.	29	12,244
Copart, Inc.*	71	10,306
Republic Services, Inc.	71	9,390
Rollins, Inc.	75	2,496
Waste Management, Inc.	130	20,887
		55,323
Construction & Engineering - 0.1%
Quanta Services, Inc.	47	5,348

Construction Materials - 0.2%
Martin Marietta Materials, Inc.	20	8,070
Vulcan Materials Co.	45	8,624
		16,694
Consumer Finance - 0.8%
American Express Co.	216	32,897
Capital One Financial Corp.	149	20,939
Discover Financial Services	100	10,785
Synchrony Financial	190	8,510
		73,131
Containers & Packaging - 0.4%
Amcor plc	514	5,818
Avery Dennison Corp.	27	5,537
Ball Corp.	108	10,093
International Paper Co.	130	5,918
Packaging Corp. of America	31	4,048
Sealed Air Corp.	49	3,044
WestRock Co.	88	3,818
		38,276
Distributors - 0.2%
Genuine Parts Co.	48	6,131
LKQ Corp.	90	5,031
Pool Corp.	13	7,204
		18,366
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	621	171,825

Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,389	54,541
Lumen Technologies, Inc.	332	4,097
Verizon Communications, Inc.	1,384	69,573
		128,211
Electric Utilities - 2.2%
Alliant Energy Corp.	83	4,548
American Electric Power Co., Inc.	167	13,535
Duke Energy Corp.	257	24,932
Edison International	127	8,291
Entergy Corp.	68	6,823
Evergy, Inc.	75	4,747
Eversource Energy	115	9,461
Exelon Corp.	326	17,190
FirstEnergy Corp.	181	6,816
NextEra Energy, Inc.	656	56,928
NRG Energy, Inc.	81	2,918
Pinnacle West Capital Corp.	37	2,407
PPL Corp.	257	7,152
Southern Co. (The)	354	21,629
Xcel Energy, Inc.	179	11,408
		198,785
Electrical Equipment - 0.8%
AMETEK, Inc.	77	10,510
Eaton Corp. plc	134	21,716
Emerson Electric Co.	200	17,568
Generac Holdings, Inc.*	20	8,425
Rockwell Automation, Inc.	39	13,112
		71,331
Energy Equipment & Services - 0.3%
Baker Hughes Co.	276	6,442
Halliburton Co.	297	6,412
Schlumberger NV	467	13,394
		26,248
Entertainment - 2.4%
Activision Blizzard, Inc.	260	15,236
Electronic Arts, Inc.	95	11,801
Live Nation Entertainment, Inc.*	44	4,693
Netflix, Inc.*	148	95,001
Take-Two Interactive Software, Inc.*	39	6,469
Walt Disney Co. (The)*	609	88,244
		221,444
Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexandria Real Estate Equities, Inc.	47	9,403
American Tower Corp.	153	40,160
AvalonBay Communities, Inc.	47	11,227
Boston Properties, Inc.	48	5,176
Crown Castle International Corp.	145	26,339
Digital Realty Trust, Inc.	95	15,935
Duke Realty Corp.	126	7,350
Equinix, Inc.	30	24,366
Equity Residential	114	9,725
Essex Property Trust, Inc.	21	7,128
Extra Space Storage, Inc.	45	9,000
Federal Realty Investment Trust	23	2,822
Healthpeak Properties, Inc.	180	5,915
Host Hotels & Resorts, Inc.*	237	3,721
Iron Mountain, Inc.	96	4,362
Kimco Realty Corp.	205	4,596
Mid-America Apartment Communities, Inc.	39	8,044
Prologis, Inc.	247	37,235
Public Storage	51	16,696
Realty Income Corp.	184	12,497
Regency Centers Corp.	50	3,467
SBA Communications Corp.	37	12,721
Simon Property Group, Inc.	110	16,812
UDR, Inc.	93	5,276
Ventas, Inc.	127	5,959
Vornado Realty Trust	52	2,087
Welltower, Inc.	141	11,227
Weyerhaeuser Co.	249	9,365
		328,611
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	148	79,828
Kroger Co. (The)	226	9,386
Sysco Corp.	170	11,907
Walgreens Boots Alliance, Inc.	239	10,707
Walmart, Inc.	478	67,221
		179,049

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Food Products - 1.2%
Archer-Daniels-Midland Co.	187	11,633
Campbell Soup Co.	67	2,702
Conagra Brands, Inc.	160	4,888
General Mills, Inc.	202	12,478
Hershey Co. (The)	49	8,697
Hormel Foods Corp.	94	3,892
J M Smucker Co. (The)	36	4,553
Kellogg Co.	85	5,200
Kraft Heinz Co. (The)	237	7,966
Lamb Weston Holdings, Inc.	48	2,492
McCormick & Co., Inc. (Non-Voting)	83	7,123
Mondelez International, Inc., Class A	467	27,525
Tyson Foods, Inc., Class A	98	7,738
		106,887
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	44	3,974

Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	594	74,707
ABIOMED, Inc.*	15	4,722
Align Technology, Inc.*	25	15,288
Baxter International, Inc.	167	12,453
Becton Dickinson and Co.	96	22,765
Boston Scientific Corp.*	476	18,121
Cooper Cos., Inc. (The)	16	6,024
DENTSPLY SIRONA, Inc.	72	3,509
Dexcom, Inc.*	32	18,003
Edwards Lifesciences Corp.*	208	22,321
Hologic, Inc.*	84	6,277
IDEXX Laboratories, Inc.*	28	17,026
Intuitive Surgical, Inc.*	121	39,245
Medtronic plc	450	48,015
ResMed, Inc.	49	12,488
STERIS plc	33	7,212
Stryker Corp.	112	26,503
Teleflex, Inc.	15	4,461
Zimmer Biomet Holdings, Inc.	70	8,372
		367,512
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	50	5,787
Anthem, Inc.	82	33,311
Cardinal Health, Inc.	96	4,438
Centene Corp.*	194	13,854
Cigna Corp.	115	22,068
CVS Health Corp.	442	39,364
DaVita, Inc.*	22	2,079
HCA Healthcare, Inc.	83	18,724
Henry Schein, Inc.*	46	3,269
Humana, Inc.	43	18,048
Laboratory Corp. of America Holdings*	32	9,131
McKesson Corp.	52	11,272
Quest Diagnostics, Inc.	41	6,096
UnitedHealth Group, Inc.	315	139,929
Universal Health Services, Inc., Class B	25	2,968
		330,338
Health Care Technology - 0.1%
Cerner Corp.	98	6,904

Hotels, Restaurants & Leisure - 2.6%
Booking Holdings, Inc.*	14	29,426
Caesars Entertainment, Inc.*	72	6,485
Carnival Corp.*(b)	265	4,669
Chipotle Mexican Grill, Inc.*	9	14,791
Darden Restaurants, Inc.	44	6,070
Domino's Pizza, Inc.	12	6,290
Expedia Group, Inc.*	49	7,893
Hilton Worldwide Holdings, Inc.*	94	12,697
Las Vegas Sands Corp.*	115	4,096
Marriott International, Inc., Class A*	92	13,576
McDonald's Corp.	249	60,905
MGM Resorts International	133	5,264
Norwegian Cruise Line Holdings Ltd.*(b)	123	2,400
Penn National Gaming, Inc.*	56	2,869
Royal Caribbean Cruises Ltd.*	74	5,167
Starbucks Corp.	394	43,198
Wynn Resorts Ltd.*(b)	34	2,754
Yum! Brands, Inc.	99	12,161
		240,711
Household Durables - 0.5%
DR Horton, Inc.	108	10,552
Garmin Ltd.	51	6,810
Leggett & Platt, Inc.	44	1,777
Lennar Corp., Class A	92	9,665
Mohawk Industries, Inc.*	18	3,022
Newell Brands, Inc.	126	2,705
NVR, Inc.*	1	5,225
PulteGroup, Inc.	86	4,303
Whirlpool Corp.	20	4,355
		48,414
Household Products - 1.8%
Church & Dwight Co., Inc.	81	7,240
Clorox Co. (The)	41	6,677
Colgate-Palmolive Co.	282	21,155
Kimberly-Clark Corp.	113	14,725
Procter & Gamble Co. (The)	812	117,399
		167,196
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	223	5,214

Industrial Conglomerates - 1.4%
3M Co.	194	32,988
General Electric Co.	367	34,861
Honeywell International, Inc.	230	46,515
Roper Technologies, Inc.	34	15,781
		130,145
Insurance - 2.6%
Aflac, Inc.	206	11,153
Allstate Corp. (The)	99	10,763
American International Group, Inc.	285	14,991
Aon plc, Class A	75	22,183
Arthur J Gallagher & Co.	70	11,403
Assurant, Inc.	19	2,890
Brown & Brown, Inc.	78	5,024
Chubb Ltd.	147	26,382
Cincinnati Financial Corp.	50	5,695
Everest Re Group Ltd.	13	3,333
Globe Life, Inc.	31	2,683
Hartford Financial Services Group, Inc. (The)	116	7,668

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Lincoln National Corp.	58	3,847
Loews Corp.	67	3,582
Marsh & McLennan Cos., Inc.	170	27,883
MetLife, Inc.	243	14,254
Principal Financial Group, Inc.	83	5,692
Progressive Corp. (The)	195	18,123
Prudential Financial, Inc.	129	13,192
Travelers Cos., Inc. (The)	84	12,344
W R Berkley Corp.	46	3,525
Willis Towers Watson plc	44	9,937
		236,547
Interactive Media & Services - 9.1%
Alphabet, Inc., Class A*	101	286,633
Alphabet, Inc., Class C*	95	270,659
Match Group, Inc.*	93	12,089
Meta Platforms, Inc., Class A*	798	258,919
Twitter, Inc.*	266	11,688
		839,988
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc.*	146	512,032
eBay, Inc.	217	14,639
Etsy, Inc.*	43	11,807
		538,478
Leisure Products - 0.0%(a)
Hasbro, Inc.	44	4,264

Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	101	15,241
Bio-Rad Laboratories, Inc., Class A*	7	5,273
Bio-Techne Corp.	13	6,136
Charles River Laboratories International, Inc.*	16	5,854
Danaher Corp.	213	68,509
Illumina, Inc.*	49	17,901
IQVIA Holdings, Inc.*	64	16,584
Mettler-Toledo International, Inc.*	7	10,599
PerkinElmer, Inc.	37	6,740
Thermo Fisher Scientific, Inc.	132	83,534
Waters Corp.*	20	6,561
West Pharmaceutical Services, Inc.	25	11,067
		253,999
Machinery - 2.1%
Caterpillar, Inc.	183	35,383
Cummins, Inc.	48	10,068
Deere & Co.	95	32,826
Dover Corp.	48	7,865
Fortive Corp.	119	8,790
IDEX Corp.	25	5,615
Illinois Tool Works, Inc.	96	22,286
Ingersoll Rand, Inc.	135	7,876
Otis Worldwide Corp.	142	11,417
PACCAR, Inc.	116	9,677
Parker-Hannifin Corp.	44	13,291
Pentair plc(b)	55	4,053
Snap-on, Inc.	18	3,706
Stanley Black & Decker, Inc.	55	9,612
Westinghouse Air Brake Technologies Corp.	63	5,592
Xylem, Inc.	60	7,267
		195,324
Media - 1.5%
Charter Communications, Inc., Class A*(b)	43	27,790
Comcast Corp., Class A	1,532	76,569
Discovery, Inc., Class A*(b)	56	1,303
Discovery, Inc., Class C*	100	2,271
DISH Network Corp., Class A*	83	2,594
Fox Corp., Class A	107	3,821
Fox Corp., Class B	49	1,646
Interpublic Group of Cos., Inc. (The)	131	4,348
News Corp., Class A	130	2,811
News Corp., Class B	39	841
Omnicom Group, Inc.	71	4,779
ViacomCBS, Inc.	202	6,252
		135,025
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	490	18,169
Newmont Corp.	267	14,664
Nucor Corp.	98	10,413
		43,246
Multiline Retail - 0.7%
Dollar General Corp.	80	17,704
Dollar Tree, Inc.*	76	10,171
Target Corp.	166	40,478
		68,353
Multi-Utilities - 1.0%
Ameren Corp.	85	6,935
CenterPoint Energy, Inc.	198	5,130
CMS Energy Corp.	96	5,650
Consolidated Edison, Inc.	118	9,161
Dominion Energy, Inc.	270	19,224
DTE Energy Co.	65	7,042
NiSource, Inc.	131	3,211
Public Service Enterprise Group, Inc.	168	10,498
Sempra Energy	107	12,826
WEC Energy Group, Inc.	105	9,128
		88,805
Oil, Gas & Consumable Fuels - 3.5%
APA Corp.	126	3,247
Chevron Corp.	646	72,914
ConocoPhillips	448	31,418
Coterra Energy, Inc.	272	5,462
Devon Energy Corp.	211	8,875
Diamondback Energy, Inc.	56	5,977
EOG Resources, Inc.	194	16,878
Exxon Mobil Corp.	1,415	84,674
Hess Corp.	92	6,856
Kinder Morgan, Inc.	650	10,049
Marathon Oil Corp.	262	4,058
Marathon Petroleum Corp.	213	12,961
Occidental Petroleum Corp.	296	8,776
ONEOK, Inc.	148	8,856
Phillips 66	146	10,099
Pioneer Natural Resources Co.	76	13,552
Valero Energy Corp.	136	9,104
Williams Cos., Inc. (The)	405	10,850
		324,606
Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	77	25,569

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Pharmaceuticals - 5.0%
Bristol-Myers Squibb Co.	743	39,847
Catalent, Inc.*	57	7,334
Eli Lilly & Co.	265	65,731
Johnson & Johnson	881	137,374
Merck & Co., Inc.	847	63,449
Organon & Co.	84	2,455
Pfizer, Inc.	1,877	100,851
Viatris, Inc.	404	4,973
Zoetis, Inc.	159	35,305
		457,319
Professional Services - 0.6%
Equifax, Inc.	40	11,146
IHS Markit Ltd.	134	17,128
Jacobs Engineering Group, Inc.	44	6,272
Leidos Holdings, Inc.	48	4,220
Nielsen Holdings plc	119	2,280
Robert Half International, Inc.	37	4,113
Verisk Analytics, Inc.	55	12,368
		57,527
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	111	10,608

Road & Rail - 1.4%
CSX Corp.	753	26,099
JB Hunt Transport Services, Inc.	28	5,352
Kansas City Southern	30	8,726
Norfolk Southern Corp.	83	22,017
Old Dominion Freight Line, Inc.	31	11,010
Union Pacific Corp.	218	51,370
		124,574
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	21	4,635
AutoZone, Inc.*	7	12,719
Bath & Body Works, Inc.	87	6,536
Best Buy Co., Inc.	75	8,014
CarMax, Inc.*	55	7,769
Gap, Inc. (The)	71	1,174
Home Depot, Inc. (The)	356	142,617
Lowe's Cos., Inc.	236	57,723
O'Reilly Automotive, Inc.*	22	14,040
Ross Stores, Inc.	120	13,091
TJX Cos., Inc. (The)	404	28,038
Tractor Supply Co.	38	8,563
Ulta Beauty, Inc.*	18	6,911
		311,830
Textiles, Apparel & Luxury Goods - 1.0%
Hanesbrands, Inc.	116	1,873
NIKE, Inc., Class B	428	72,435
PVH Corp.	23	2,456
Ralph Lauren Corp.	16	1,857
Tapestry, Inc.	93	3,731
Under Armour, Inc., Class A*	62	1,462
Under Armour, Inc., Class C*	69	1,385
VF Corp.	108	7,747
		92,946
Tobacco - 0.8%
Altria Group, Inc.	617	26,309
Philip Morris International, Inc.	522	44,861
		71,170
Trading Companies & Distributors - 0.3%
Fastenal Co.	192	11,360
United Rentals, Inc.*	24	8,130
WW Grainger, Inc.	14	6,740
		26,230
Water Utilities - 0.1%
American Water Works Co., Inc.	61	10,283

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	195	21,218

TOTAL COMMON STOCKS (Cost $8,879,344)		9,153,236

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.3%

REPURCHASE AGREEMENTS(c) - 0.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $29,697
(Cost $29,697)	29,697	29,697

Total Investments - 99.9% (Cost $8,909,041)		9,182,933
Other assets less liabilities - 0.1%		11,133
Net Assets - 100.0%		9,194,066

See accompanying notes to the financial statements.

S&P 500® Ex-Technology ETF
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $30,454, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $32,928.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$673,698
Aggregate gross unrealized depreciation	(419,959)
Net unrealized appreciation	$253,739
Federal income tax cost	$8,929,194

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 66.9%

Banks - 17.0%
Bank of America Corp.	637,626	28,355,228
Bank OZK	10,003	447,234
BOK Financial Corp.	2,493	257,303
Citigroup, Inc.	166,149	10,583,691
Citizens Financial Group, Inc.	34,936	1,651,425
Comerica, Inc.	10,974	905,684
Commerce Bancshares, Inc.	8,723	608,866
Cullen/Frost Bankers, Inc.	4,653	585,766
East West Bancorp, Inc.	11,618	894,586
Fifth Third Bancorp	56,608	2,386,027
First Citizens BancShares, Inc., Class A(b)	603	484,800
First Financial Bankshares, Inc.	10,515	524,909
First Horizon Corp.	45,041	726,511
First Republic Bank	14,436	3,026,652
FNB Corp.	26,190	305,375
Glacier Bancorp, Inc.	8,890	482,727
Home BancShares, Inc.	12,368	295,966
Huntington Bancshares, Inc.	121,016	1,795,878
JPMorgan Chase & Co.	244,961	38,907,156
KeyCorp	78,383	1,758,915
M&T Bank Corp.	10,528	1,543,510
People's United Financial, Inc.	35,085	597,848
Pinnacle Financial Partners, Inc.	6,249	596,217
PNC Financial Services Group, Inc. (The)	34,825	6,860,525
Popular, Inc.	6,628	515,791
Prosperity Bancshares, Inc.	7,615	542,797
Regions Financial Corp.	78,241	1,779,983
Signature Bank	4,972	1,503,036
SVB Financial Group*	4,815	3,333,569
Synovus Financial Corp.	11,992	543,118
Truist Financial Corp.	109,390	6,487,921
UMB Financial Corp.	3,523	354,343
Umpqua Holdings Corp.	18,039	343,823
United Bankshares, Inc.	10,584	378,166
US Bancorp	110,550	6,117,837
Valley National Bancorp	33,341	448,103
Webster Financial Corp.	7,422	399,972
Wells Fargo & Co.	336,609	16,083,178
Western Alliance Bancorp	8,553	938,948
Wintrust Financial Corp.	4,695	410,953
Zions Bancorp NA	13,289	838,270
		145,602,607
Capital Markets - 13.8%
Affiliated Managers Group, Inc.	3,382	575,380
Ameriprise Financial, Inc.	9,306	2,695,018
Apollo Global Management, Inc.(b)	17,182	1,216,142
Ares Management Corp.	13,383	1,086,164
Bank of New York Mellon Corp. (The)	65,079	3,565,678
BlackRock, Inc.	11,738	10,618,312
Blackstone, Inc.	56,209	7,950,763
Carlyle Group, Inc. (The)	11,329	619,583
Cboe Global Markets, Inc.	8,759	1,129,385
Charles Schwab Corp. (The)	123,058	9,523,459
CME Group, Inc.	29,450	6,494,314
Coinbase Global, Inc., Class A*	2,364	744,660
FactSet Research Systems, Inc.	3,117	1,460,533
Federated Hermes, Inc.	8,003	269,781
Franklin Resources, Inc.	23,096	748,310
Goldman Sachs Group, Inc. (The)	27,636	10,529,040
Houlihan Lokey, Inc.	4,174	453,046
Interactive Brokers Group, Inc., Class A	7,179	529,954
Intercontinental Exchange, Inc.	46,149	6,032,597
Invesco Ltd.	27,985	624,905
Janus Henderson Group plc	14,120	603,348
Jefferies Financial Group, Inc.	16,222	609,623
KKR & Co., Inc.	47,786	3,557,668
Lazard Ltd., Class A	9,255	394,448
LPL Financial Holdings, Inc.	6,584	1,037,704
MarketAxess Holdings, Inc.	3,096	1,091,928
Moody's Corp.	13,280	5,187,699
Morgan Stanley	119,636	11,343,886
Morningstar, Inc.	1,940	602,040
MSCI, Inc.	6,765	4,258,229
Nasdaq, Inc.	9,605	1,952,024
Northern Trust Corp.	17,106	1,979,164
Raymond James Financial, Inc.	15,170	1,491,059
S&P Global, Inc.	19,737	8,994,743
SEI Investments Co.	8,770	522,955
State Street Corp.	29,983	2,667,588
Stifel Financial Corp.	8,571	608,627
T. Rowe Price Group, Inc.	18,604	3,719,870
Tradeweb Markets, Inc., Class A	8,618	827,328
Virtu Financial, Inc., Class A	9,602	270,584
		118,587,539
Consumer Finance - 2.5%
Ally Financial, Inc.	29,546	1,354,093
American Express Co.	52,743	8,032,759
Capital One Financial Corp.	36,548	5,136,091
Credit Acceptance Corp.*(b)	741	463,051
Discover Financial Services	24,531	2,645,668
FirstCash, Inc.	3,305	210,991
OneMain Holdings, Inc.	9,074	451,795
PROG Holdings, Inc.*	5,440	245,453
SLM Corp.	25,048	445,353
Synchrony Financial	46,689	2,091,200
Upstart Holdings, Inc.*(b)	3,797	777,967
		21,854,421
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc., Class B*	151,953	42,043,875
Equitable Holdings, Inc.	31,410	988,159
Jackson Financial, Inc., Class A	5,374	170,141
Voya Financial, Inc.	9,274	576,286
		43,778,461
Equity Real Estate Investment Trusts (REITs) - 12.9%
Alexandria Real Estate Equities, Inc.	11,373	2,275,396
American Campus Communities, Inc.	11,422	590,974
American Homes 4 Rent, Class A	22,440	899,620
American Tower Corp.	37,296	9,789,454
Americold Realty Trust	21,393	698,268
Apartment Income REIT Corp.	12,849	652,215
AvalonBay Communities, Inc.	11,430	2,730,284
Boston Properties, Inc.	11,640	1,255,258
Brixmor Property Group, Inc.	24,367	554,106
Camden Property Trust	8,228	1,359,348
CoreSite Realty Corp.	3,644	623,306
Corporate Office Properties Trust	9,209	236,303

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Cousins Properties, Inc.	12,178	459,841
Crown Castle International Corp.	35,431	6,436,041
CubeSmart	17,668	952,659
CyrusOne, Inc.	10,183	906,491
Digital Realty Trust, Inc.	23,159	3,884,691
Douglas Emmett, Inc.	14,391	471,593
Duke Realty Corp.	31,022	1,809,513
EastGroup Properties, Inc.	3,300	672,210
Equinix, Inc.	7,338	5,959,924
Equity Commonwealth*	10,014	254,856
Equity LifeStyle Properties, Inc.	14,015	1,139,419
Equity Residential	27,922	2,382,026
Essex Property Trust, Inc.	5,336	1,811,252
Extra Space Storage, Inc.	10,966	2,193,200
Federal Realty Investment Trust	5,755	705,966
First Industrial Realty Trust, Inc.	10,576	638,896
Gaming and Leisure Properties, Inc.	18,248	823,350
Healthcare Realty Trust, Inc.	11,948	374,211
Healthcare Trust of America, Inc., Class A	17,956	609,786
Healthpeak Properties, Inc.	44,155	1,450,933
Highwoods Properties, Inc.	8,554	369,533
Host Hotels & Resorts, Inc.*	58,502	918,481
Hudson Pacific Properties, Inc.	12,480	303,763
Invitation Homes, Inc.	47,250	1,910,790
Iron Mountain, Inc.	23,729	1,078,246
JBG SMITH Properties	9,505	264,144
Kilroy Realty Corp.	8,574	553,280
Kimco Realty Corp.	50,295	1,127,614
Lamar Advertising Co., Class A	7,120	777,931
Lexington Realty Trust	22,739	342,222
Life Storage, Inc.	6,431	849,792
Medical Properties Trust, Inc.	48,819	1,039,357
Mid-America Apartment Communities, Inc.	9,495	1,958,344
National Health Investors, Inc.	3,770	196,945
National Retail Properties, Inc.	14,405	635,260
National Storage Affiliates Trust	6,671	409,466
Omega Healthcare Investors, Inc.	19,563	546,590
Orion Office REIT, Inc.*	4,504	80,035
Physicians Realty Trust(b)	17,806	317,481
PotlatchDeltic Corp.	5,497	297,608
Prologis, Inc.	60,608	9,136,656
PS Business Parks, Inc.	1,661	291,007
Public Storage	12,477	4,084,720
Rayonier, Inc.	11,604	438,283
Realty Income Corp.	45,059	3,060,407
Regency Centers Corp.	12,520	868,137
Rexford Industrial Realty, Inc.	11,283	790,713
Sabra Health Care REIT, Inc.	18,113	234,201
SBA Communications Corp.	8,964	3,081,823
Simon Property Group, Inc.	26,942	4,117,815
SL Green Realty Corp.	5,509	382,490
Spirit Realty Capital, Inc.	9,772	435,440
STAG Industrial, Inc.	13,285	578,960
STORE Capital Corp.	20,051	660,480
Sun Communities, Inc.	9,483	1,788,304
UDR, Inc.	22,890	1,298,550
Ventas, Inc.	32,258	1,513,545
VICI Properties, Inc.(b)	50,333	1,369,058
Vornado Realty Trust	13,013	522,342
Welltower, Inc.	34,619	2,756,365
Weyerhaeuser Co.	61,466	2,311,736
WP Carey, Inc.	15,118	1,154,259
		110,453,563
Insurance - 8.2%
Aflac, Inc.	50,571	2,737,914
Alleghany Corp.*	1,153	745,853
Allstate Corp. (The)	24,233	2,634,612
American Financial Group, Inc.	5,402	721,761
American International Group, Inc.	70,098	3,687,155
Aon plc, Class A	18,482	5,466,421
Arch Capital Group Ltd.*	32,479	1,311,502
Arthur J Gallagher & Co.	16,935	2,758,712
Assurant, Inc.	4,831	734,795
Athene Holding Ltd., Class A*	10,720	878,182
Axis Capital Holdings Ltd.	6,311	313,531
Brighthouse Financial, Inc.*	6,833	332,152
Brown & Brown, Inc.	19,169	1,234,675
Chubb Ltd.	35,971	6,455,715
Cincinnati Financial Corp.	12,307	1,401,767
CNA Financial Corp.	2,206	91,858
Enstar Group Ltd.*	1,007	224,662
Erie Indemnity Co., Class A	2,025	376,265
Everest Re Group Ltd.	3,288	842,977
Fidelity National Financial, Inc.	23,392	1,144,103
First American Financial Corp.	9,004	667,917
Globe Life, Inc.	7,685	665,060
Hanover Insurance Group, Inc. (The)	2,908	354,049
Hartford Financial Services Group, Inc. (The)	28,449	1,880,479
Kemper Corp.	4,889	270,460
Lincoln National Corp.	14,469	959,729
Loews Corp.	16,661	890,697
Markel Corp.*	1,139	1,360,900
Marsh & McLennan Cos., Inc.	41,513	6,808,962
Mercury General Corp.	2,191	111,785
MetLife, Inc.	59,711	3,502,647
Old Republic International Corp.	23,291	558,052
Primerica, Inc.	3,248	477,943
Principal Financial Group, Inc.	20,443	1,401,981
Progressive Corp. (The)	47,960	4,457,402
Prudential Financial, Inc.	31,712	3,242,869
Reinsurance Group of America, Inc.	5,596	531,116
RenaissanceRe Holdings Ltd.	3,852	593,632
RLI Corp.	3,284	337,530
Selective Insurance Group, Inc.	4,921	371,732
Travelers Cos., Inc. (The)	20,476	3,008,948
Unum Group	16,740	386,694
W R Berkley Corp.	11,490	880,594
White Mountains Insurance Group Ltd.	275	275,798
Willis Towers Watson plc	10,567	2,386,451
		70,478,039
IT Services - 5.8%
Mastercard, Inc., Class A	71,420	22,491,587
Visa, Inc., Class A	138,352	26,808,467
		49,300,054
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	43,027	657,883
Annaly Capital Management, Inc.	118,370	958,797
Blackstone Mortgage Trust, Inc., Class A	13,725	411,750
New Residential Investment Corp.	38,246	406,555

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Starwood Property Trust, Inc.	23,650	590,304
		3,025,289
Professional Services - 0.3%
CoStar Group, Inc.*	32,370	2,517,091

Real Estate Management & Development - 0.7%
CBRE Group, Inc., Class A*	27,540	2,631,998
Compass, Inc., Class A*(b)	2,253	21,538
Howard Hughes Corp. (The)*	3,397	278,520
Jones Lang LaSalle, Inc.*	4,178	981,454
Opendoor Technologies, Inc.*	31,219	494,509
Redfin Corp.*(b)	8,581	349,161
Zillow Group, Inc., Class A*	3,009	162,817
Zillow Group, Inc., Class C*	13,836	750,880
		5,670,877
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd.	9,159	380,831
MGIC Investment Corp.	27,820	392,262
New York Community Bancorp, Inc.	38,131	456,810
Radian Group, Inc.	15,208	309,787
Rocket Cos., Inc., Class A(b)	11,194	173,507
TFS Financial Corp.	3,917	70,506
UWM Holdings Corp.(b)	7,333	50,524
		1,834,227
TOTAL COMMON STOCKS (Cost $593,699,395)		573,102,168

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $125,687)	125,687	125,687

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 19.9%

REPURCHASE AGREEMENTS(e) - 19.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $170,115,370
(Cost $170,115,236)	170,115,236	170,115,236

Total Investments - 86.8% (Cost $763,940,318)		743,343,091
Other assets less liabilities - 13.2%		112,969,262
Net Assets - 100.0%		856,312,353

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $231,331,935.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $2,202,416, collateralized in the form of cash with a value of $125,687 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,354,892 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – November 15, 2050. The total value of collateral is $2,480,579.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $125,687.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$144,678,314
Aggregate gross unrealized depreciation	(58,317,355)
Net unrealized appreciation	$86,360,959
Federal income tax cost	$764,280,407

See accompanying notes to the financial statements.

Ultra Financials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Swap Agreementsa

Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
157,043,449	11/7/2022	Bank of America NA	0.62%	Dow Jones U.S. FinancialsSM Index[f]	51,191,220	(51,191,220)	—	—
145,878,805	11/7/2022	BNP Paribas SA	0.67%	Dow Jones U.S. FinancialsSM Index[f]	22,518,529	(22,518,520)	(9)	—
163,074,951	11/6/2023	Citibank NA	0.77%	Dow Jones U.S. FinancialsSM Index[f]	25,681,508	—	(25,681,508)	—
92,426,736	4/10/2023	Credit Suisse International	0.62%	Dow Jones U.S. FinancialsSM Index[f]	(5,465,491)	5,422,806	42,685	—
104,793,274	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. FinancialsSM Index[f]	(6,200,158)	6,110,486	89,672	—
127,422,832	11/7/2022	Morgan Stanley & Co. International plc	0.14%	Dow Jones U.S. FinancialsSM Index[f]	9,381,841	—	(9,381,841)	—
201,170,841	3/7/2023	Societe Generale	0.82%	Dow Jones U.S. FinancialsSM Index[f]	(11,672,368)	11,469,723	202,645	—
147,229,202	11/7/2022	UBS AG	0.72%	Dow Jones U.S. FinancialsSM Index[f]	21,863,194	—	(21,863,194)	—

1,139,040,090					107,298,275
				Total Unrealized Appreciation	130,636,292
				Total Unrealized Depreciation	(23,338,017)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 79.5%

Aerospace & Defense - 9.0%
Axon Enterprise, Inc.*	300	50,637
Boeing Co. (The)*	2,511	496,801
BWX Technologies, Inc.	433	20,654
Curtiss-Wright Corp.	188	23,654
General Dynamics Corp.	1,057	199,741
HEICO Corp.	190	26,319
HEICO Corp., Class A	337	41,856
Hexcel Corp.*	384	19,730
Howmet Aerospace, Inc.	1,761	49,537
Huntington Ingalls Industries, Inc.	184	32,662
L3Harris Technologies, Inc.	917	191,726
Lockheed Martin Corp.	1,124	374,652
Mercury Systems, Inc.*	257	12,580
Northrop Grumman Corp.	686	239,277
Raytheon Technologies Corp.	6,877	556,487
Textron, Inc.	1,020	72,216
TransDigm Group, Inc.*	238	137,576
Virgin Galactic Holdings, Inc.*(b)	814	13,024
		2,559,129
Air Freight & Logistics - 3.9%
CH Robinson Worldwide, Inc.	603	57,339
Expeditors International of Washington, Inc.	775	94,256
FedEx Corp.	1,121	258,245
GXO Logistics, Inc.*	450	43,222
United Parcel Service, Inc., Class B	3,317	657,993
		1,111,055
Building Products - 4.4%
A O Smith Corp.	605	47,825
Advanced Drainage Systems, Inc.	251	31,051
Allegion plc	409	50,569
Armstrong World Industries, Inc.	220	23,313
Builders FirstSource, Inc.*	945	65,621
Carlisle Cos., Inc.	238	53,598
Carrier Global Corp.	3,957	214,153
Fortune Brands Home & Security, Inc.	630	63,334
Johnson Controls International plc	3,247	242,746
Lennox International, Inc.	157	48,516
Masco Corp.	1,129	74,401
Owens Corning	470	39,875
Trane Technologies plc	1,082	201,955
Trex Co., Inc.*	525	69,704
Zurn Water Solutions Corp.	649	22,748
		1,249,409
Chemicals - 1.3%
Sherwin-Williams Co. (The)	1,107	366,683

Commercial Services & Supplies - 2.5%
ADT, Inc.	670	5,568
Cimpress plc*	86	6,693
Cintas Corp.	396	167,187
Clean Harbors, Inc.*	228	23,128
MSA Safety, Inc.	164	23,504
Republic Services, Inc.	960	126,970
Stericycle, Inc.*	422	23,843
Tetra Tech, Inc.	248	45,801
Waste Management, Inc.	1,764	283,422
		706,116
Construction & Engineering - 0.8%
AECOM*	660	45,500
EMCOR Group, Inc.	245	29,238
MasTec, Inc.*	260	23,964
Quanta Services, Inc.	637	72,478
Valmont Industries, Inc.	97	23,186
WillScot Mobile Mini Holdings Corp.*	1,019	38,814
		233,180
Construction Materials - 0.9%
Eagle Materials, Inc.	194	29,919
Martin Marietta Materials, Inc.	282	113,790
Vulcan Materials Co.	607	116,325
		260,034
Containers & Packaging - 2.6%
Amcor plc	7,032	79,602
AptarGroup, Inc.	302	36,116
Avery Dennison Corp.	376	77,106
Ball Corp.	1,490	139,241
Berry Global Group, Inc.*	618	42,673
Crown Holdings, Inc.	600	63,480
Graphic Packaging Holding Co.	1,290	25,465
International Paper Co.	1,785	81,253
Packaging Corp. of America	431	56,284
Sealed Air Corp.	685	42,552
Silgan Holdings, Inc.	385	15,966
Sonoco Products Co.	450	26,159
WestRock Co.	1,220	52,936
		738,833
Electrical Equipment - 4.6%
Acuity Brands, Inc.	159	32,015
AMETEK, Inc.	1,052	143,598
ChargePoint Holdings, Inc.*	783	19,982
Eaton Corp. plc	1,815	294,139
Emerson Electric Co.	2,727	239,540
EnerSys	191	14,151
Generac Holdings, Inc.*	286	120,475
Hubbell, Inc.	249	48,729
nVent Electric plc	770	26,819
Regal Rexnord Corp.	360	56,916
Rockwell Automation, Inc.	527	177,177
Sensata Technologies Holding plc*	724	40,327
Shoals Technologies Group, Inc., Class A*	467	13,123
Sunrun, Inc.*(b)	940	43,277
Vertiv Holdings Co.	1,384	35,486
		1,305,754
Electronic Equipment, Instruments & Components - 5.0%
Amphenol Corp., Class A	2,729	219,903
Arrow Electronics, Inc.*	328	39,901
Avnet, Inc.	459	16,648
Cognex Corp.	808	62,418
Coherent, Inc.*	110	28,482
Corning, Inc.	3,507	130,075
II-VI, Inc.*	480	30,014
IPG Photonics Corp.*	161	26,435
Itron, Inc.*	206	12,753
Jabil, Inc.	663	38,759
Keysight Technologies, Inc.*	842	163,752
Littelfuse, Inc.	111	33,131
National Instruments Corp.	605	25,120
TE Connectivity Ltd.	1,493	229,817
Teledyne Technologies, Inc.*	213	88,457

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Trimble, Inc.*	1,148	98,579
Vontier Corp.	774	24,389
Zebra Technologies Corp., Class A*	244	143,662
		1,412,295
Industrial Conglomerates - 6.3%
3M Co.	2,639	448,735
General Electric Co.	5,001	475,045
Honeywell International, Inc.	3,145	636,045
Roper Technologies, Inc.	481	223,256
		1,783,081
IT Services - 14.8%
Accenture plc, Class A	2,891	1,033,242
Affirm Holdings, Inc.*	426	53,966
Automatic Data Processing, Inc.	1,930	445,618
Broadridge Financial Solutions, Inc.	528	89,005
Concentrix Corp.	194	32,204
Euronet Worldwide, Inc.*	241	24,430
Fidelity National Information Services, Inc.	2,817	294,376
Fiserv, Inc.*	2,718	262,341
FleetCor Technologies, Inc.*	375	77,674
Genpact Ltd.	788	38,037
Global Payments, Inc.	1,342	159,752
Jack Henry & Associates, Inc.	341	51,706
Maximus, Inc.	283	21,352
Paychex, Inc.	1,463	174,390
PayPal Holdings, Inc.*	5,354	989,901
Shift4 Payments, Inc., Class A*(b)	219	11,392
Square, Inc., Class A*	1,814	377,911
Western Union Co. (The)	1,855	29,346
WEX, Inc.*	203	25,663
		4,192,306
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	513	93,448

Machinery - 11.0%
AGCO Corp.	280	30,859
Allison Transmission Holdings, Inc.	486	16,811
Caterpillar, Inc.	2,493	482,022
Chart Industries, Inc.*	159	27,754
Colfax Corp.*	591	27,446
Crane Co.	227	21,915
Cummins, Inc.	655	137,386
Deere & Co.	1,292	446,438
Donaldson Co., Inc.	574	32,391
Dover Corp.	658	107,813
Flowserve Corp.	597	17,898
Fortive Corp.	1,636	120,851
Gates Industrial Corp. plc*	443	7,101
Graco, Inc.	775	56,490
IDEX Corp.	345	77,484
Illinois Tool Works, Inc.	1,307	303,420
Ingersoll Rand, Inc.	1,845	107,637
ITT, Inc.	394	37,265
Lincoln Electric Holdings, Inc.	273	36,844
Middleby Corp. (The)*	251	43,845
Nikola Corp.*(b)	932	9,525
Nordson Corp.	248	63,039
Oshkosh Corp.	310	33,356
Otis Worldwide Corp.	1,945	156,378
PACCAR, Inc.	1,581	131,887
Parker-Hannifin Corp.	588	177,611
Pentair plc(b)	755	55,636
RBC Bearings, Inc.*	115	22,734
Snap-on, Inc.	246	50,654
Timken Co. (The)	316	20,802
Toro Co. (The)	486	48,872
Westinghouse Air Brake Technologies Corp.	864	76,697
Woodward, Inc.	289	30,576
Xylem, Inc.	820	99,310
		3,116,747
Marine - 0.1%
Kirby Corp.*	277	14,465

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	433	28,297

Professional Services - 3.4%
ASGN, Inc.*	242	29,447
Booz Allen Hamilton Holding Corp.	615	51,623
CACI International, Inc., Class A*	105	27,240
Clarivate plc*	1,702	39,725
Dun & Bradstreet Holdings, Inc.*	693	13,167
Equifax, Inc.	554	154,372
FTI Consulting, Inc.*	157	22,936
Insperity, Inc.	161	18,634
Jacobs Engineering Group, Inc.	595	84,823
KBR, Inc.	643	28,292
Leidos Holdings, Inc.	644	56,614
ManpowerGroup, Inc.	250	22,408
Nielsen Holdings plc	1,640	31,422
Robert Half International, Inc.	512	56,919
Science Applications International Corp.	266	22,315
TransUnion	871	96,847
TriNet Group, Inc.*	184	18,455
Upwork, Inc.*	547	20,381
Verisk Analytics, Inc.	735	165,279
		960,899
Road & Rail - 6.6%
CSX Corp.	10,281	356,340
JB Hunt Transport Services, Inc.	384	73,405
Kansas City Southern	415	120,703
Knight-Swift Transportation Holdings, Inc.	756	43,281
Landstar System, Inc.	174	29,328
Norfolk Southern Corp.	1,126	298,694
Old Dominion Freight Line, Inc.	430	152,723
Saia, Inc.*	121	40,073
TuSimple Holdings, Inc., Class A*	155	6,198
Union Pacific Corp.	2,971	700,086
XPO Logistics, Inc.*	450	32,598
		1,853,429
Trading Companies & Distributors - 1.9%
Air Lease Corp.	488	19,808
Applied Industrial Technologies, Inc.	178	16,917
Fastenal Co.	2,619	154,966
MSC Industrial Direct Co., Inc., Class A	215	16,921
SiteOne Landscape Supply, Inc.*	202	48,553

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
United Rentals, Inc.*	330	111,784
Univar Solutions, Inc.*	784	20,313
Watsco, Inc.	150	43,907
WW Grainger, Inc.	198	95,319
		528,488
TOTAL COMMON STOCKS (Cost $24,822,921)		22,513,648

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,635)	2,635	2,635

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 16.2%

REPURCHASE AGREEMENTS(e) - 16.2%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $4,588,433
(Cost $4,588,429)	4,588,429	4,588,429

Total Investments - 95.7% (Cost $29,413,985)		27,104,712
Other assets less liabilities - 4.3%		1,226,490
Net Assets - 100.0%		28,331,202

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,752,412.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $62,729, collateralized in the form of cash with a value of $2,635 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $64,477 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from December 30, 2021 – May 15, 2051. The total value of collateral is $67,112.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $2,635.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483,115
Aggregate gross unrealized depreciation	(4,794,752)
Net unrealized depreciation	$(4,311,637)
Federal income tax cost	$29,429,479

See accompanying notes to the financial statements.

Ultra Industrials

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Swap Agreementsa

Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
9,475,442	5/8/2023	Bank of America NA	0.37%	Dow Jones U.S. IndustrialsSM Index	(681,530)	681,505	25	—
8,829,840	11/7/2022	Citibank NA	0.37%	Dow Jones U.S. IndustrialsSM Index	(249,729)	152,360	97,369	—
12,411,686	3/7/2023	Goldman Sachs International	0.67%	Dow Jones U.S. IndustrialsSM Index	(768,571)	—	768,571	—
526,372	4/10/2023	Morgan Stanley & Co. International plc	0.67%	Dow Jones U.S. IndustrialsSM Index	(26,836)	25,163	1,673	—
1,992,245	3/7/2023	Societe Generale	0.62%	Dow Jones U.S. IndustrialsSM Index	(205,099)	—	82,443	(122,656)
870,297	3/7/2023	UBS AG	0.42%	Dow Jones U.S. IndustrialsSM Index	(55,105)	31,635	23,470	—

34,105,882					(1,986,870)
				Total Unrealized Depreciation	(1,986,870)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 90.8%

Aerospace & Defense - 0.9%
Axon Enterprise, Inc.*	4,486	757,192
Curtiss-Wright Corp.	2,792	351,290
Hexcel Corp.*	5,727	294,253
Mercury Systems, Inc.*	3,836	187,772
		1,590,507
Air Freight & Logistics - 0.4%
GXO Logistics, Inc.*	6,733	646,705

Airlines - 0.2%
JetBlue Airways Corp.*	21,721	291,496

Auto Components - 1.6%
Adient plc*	6,435	273,166
Dana, Inc.	9,919	213,258
Fox Factory Holding Corp.*	2,876	505,515
Gentex Corp.	16,321	561,932
Goodyear Tire & Rubber Co. (The)*	19,191	385,931
Lear Corp.	4,080	684,583
Visteon Corp.*	1,911	202,413
		2,826,798
Automobiles - 0.4%
Harley-Davidson, Inc.	10,508	384,908
Thor Industries, Inc.(b)	3,782	399,795
		784,703
Banks - 6.5%
Associated Banc-Corp.	10,448	228,811
Bank of Hawaii Corp.(b)	2,765	220,592
Bank OZK	8,322	372,077
Cadence Bank	13,383	391,051
Cathay General Bancorp	5,339	223,758
CIT Group, Inc.	6,772	332,234
Commerce Bancshares, Inc.	7,260	506,748
Cullen/Frost Bankers, Inc.	3,869	487,068
East West Bancorp, Inc.	9,691	746,207
First Financial Bankshares, Inc.	8,751	436,850
First Horizon Corp.	37,520	605,198
FNB Corp.	21,824	254,468
Fulton Financial Corp.	11,138	175,869
Glacier Bancorp, Inc.	7,401	401,874
Hancock Whitney Corp.	5,932	283,431
Home BancShares, Inc.	10,311	246,742
International Bancshares Corp.	3,636	152,748
PacWest Bancorp	8,006	358,189
Pinnacle Financial Partners, Inc.	5,198	495,941
Prosperity Bancshares, Inc.	6,347	452,414
Signature Bank	4,142	1,252,127
Sterling Bancorp	13,161	326,524
Synovus Financial Corp.	10,003	453,036
Texas Capital Bancshares, Inc.*	3,456	194,642
UMB Financial Corp.	2,939	295,605
Umpqua Holdings Corp.	15,035	286,567
United Bankshares, Inc.	8,825	315,317
Valley National Bancorp	27,772	373,256
Webster Financial Corp.	6,188	333,471
Wintrust Financial Corp.	3,896	341,017
		11,543,832
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	641	289,200

Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc.*	7,121	498,826
Exelixis, Inc.*	21,518	361,287
Halozyme Therapeutics, Inc.*	9,722	319,660
Neurocrine Biosciences, Inc.*	6,464	538,128
United Therapeutics Corp.*	3,066	581,007
		2,298,908
Building Products - 2.5%
Builders FirstSource, Inc.*	14,153	982,784
Carlisle Cos., Inc.	3,560	801,712
Lennox International, Inc.	2,335	721,562
Owens Corning	7,044	597,613
Simpson Manufacturing Co., Inc.	2,967	342,273
Trex Co., Inc.*	7,878	1,045,962
		4,491,906
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	2,814	478,746
Evercore, Inc., Class A	2,709	375,738
FactSet Research Systems, Inc.	2,580	1,208,911
Federated Hermes, Inc.	6,663	224,610
Interactive Brokers Group, Inc., Class A	5,966	440,410
Janus Henderson Group plc	11,772	503,017
Jefferies Financial Group, Inc.	13,498	507,255
SEI Investments Co.	7,323	436,670
Stifel Financial Corp.	7,157	508,219
		4,683,576
Chemicals - 2.4%
Ashland Global Holdings, Inc.	3,858	389,928
Avient Corp.	6,236	343,042
Cabot Corp.	3,874	203,308
Chemours Co. (The)	11,281	335,046
Ingevity Corp.*	2,699	194,085
Minerals Technologies, Inc.	2,294	150,647
NewMarket Corp.	493	163,331
Olin Corp.	9,864	536,108
RPM International, Inc.	8,864	806,979
Scotts Miracle-Gro Co. (The)	2,782	403,084
Sensient Technologies Corp.	2,879	280,098
Valvoline, Inc.	12,346	420,628
		4,226,284
Commercial Services & Supplies - 1.5%
Brink's Co. (The)	3,401	208,005
Clean Harbors, Inc.*	3,419	346,823
IAA, Inc.*(b)	9,207	444,698
KAR Auction Services, Inc.*	8,140	122,019
MillerKnoll, Inc.	5,144	195,163
MSA Safety, Inc.	2,489	356,724
Stericycle, Inc.*	6,274	354,481
Tetra Tech, Inc.	3,693	682,023
		2,709,936
Communications Equipment - 0.7%
Ciena Corp.*	10,571	636,691
Lumentum Holdings, Inc.*(b)	5,184	449,816
Viasat, Inc.*	5,008	221,804
		1,308,311
Construction & Engineering - 1.3%
AECOM*	9,840	678,370
Dycom Industries, Inc.*	2,102	196,495

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
EMCOR Group, Inc.	3,671	438,097
Fluor Corp.*	9,659	213,561
MasTec, Inc.*	3,908	360,200
Valmont Industries, Inc.	1,449	346,354
		2,233,077
Construction Materials - 0.2%
Eagle Materials, Inc.	2,861	441,223

Consumer Finance - 0.5%
FirstCash, Inc.	2,763	176,390
Navient Corp.	11,464	226,185
PROG Holdings, Inc.*	4,542	204,935
SLM Corp.	20,887	371,371
		978,881
Containers & Packaging - 0.7%
AptarGroup, Inc.	4,505	538,753
Greif, Inc., Class A	1,813	110,013
Silgan Holdings, Inc.	5,731	237,664
Sonoco Products Co.	6,716	390,401
		1,276,831
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	276	156,360
Grand Canyon Education, Inc.*	3,086	223,642
H&R Block, Inc.	12,161	287,973
Service Corp. International	11,446	757,267
		1,425,242
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	9,011	346,473

Electric Utilities - 0.9%
ALLETE, Inc.	3,570	209,309
Hawaiian Electric Industries, Inc.	7,466	283,634
IDACORP, Inc.	3,450	360,939
OGE Energy Corp.	13,672	469,223
PNM Resources, Inc.	5,863	288,694
		1,611,799
Electrical Equipment - 1.8%
Acuity Brands, Inc.	2,439	491,093
EnerSys	2,904	215,157
Hubbell, Inc.	3,714	726,830
nVent Electric plc	11,482	399,918
Regal Rexnord Corp.	4,624	731,054
Sunrun, Inc.*(b)	14,066	647,599
		3,211,651
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc.*	4,905	596,693
Avnet, Inc.	6,796	246,491
Belden, Inc.	3,064	188,957
Cognex Corp.	12,069	932,330
Coherent, Inc.*	1,676	433,967
II-VI, Inc.*	7,164	447,965
Jabil, Inc.	9,960	582,262
Littelfuse, Inc.	1,681	501,745
National Instruments Corp.	9,083	377,126
TD SYNNEX Corp.	2,838	293,619
Vishay Intertechnology, Inc.	9,064	184,634
Vontier Corp.	11,538	363,562
		5,149,351
Energy Equipment & Services - 0.3%
ChampionX Corp.*	13,783	281,311
NOV, Inc.*	26,686	318,097
		599,408
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A(b)	3,083	152,177

Equity Real Estate Investment Trusts (REITs) - 8.8%
American Campus Communities, Inc.	9,501	491,582
Apartment Income REIT Corp.	10,721	544,198
Brixmor Property Group, Inc.	20,284	461,258
Camden Property Trust	6,869	1,134,827
CoreSite Realty Corp.	3,019	516,400
Corporate Office Properties Trust	7,673	196,889
Cousins Properties, Inc.	10,156	383,491
CyrusOne, Inc.	8,471	754,088
Douglas Emmett, Inc.	11,985	392,748
EastGroup Properties, Inc.	2,760	562,212
EPR Properties	5,109	235,627
First Industrial Realty Trust, Inc.	8,820	532,816
Healthcare Realty Trust, Inc.	9,940	311,321
Highwoods Properties, Inc.	7,118	307,498
Hudson Pacific Properties, Inc.	10,415	253,501
JBG SMITH Properties	7,930	220,375
Kilroy Realty Corp.	7,159	461,970
Kite Realty Group Trust	14,915	300,090
Lamar Advertising Co., Class A	5,926	647,475
Life Storage, Inc.	5,349	706,817
Macerich Co. (The)	14,549	274,394
Medical Properties Trust, Inc.	40,687	866,226
National Retail Properties, Inc.	11,994	528,935
National Storage Affiliates Trust	5,571	341,948
Omega Healthcare Investors, Inc.	16,316	455,869
Park Hotels & Resorts, Inc.*	16,153	268,786
Pebblebrook Hotel Trust	8,974	188,005
Physicians Realty Trust(b)	14,849	264,758
PotlatchDeltic Corp.	4,579	247,907
PS Business Parks, Inc.	1,373	240,550
Rayonier, Inc.	9,653	364,594
Rexford Industrial Realty, Inc.	9,408	659,313
Sabra Health Care REIT, Inc.	15,083	195,023
SL Green Realty Corp.	4,587	318,475
Spirit Realty Capital, Inc.	8,135	362,496
STORE Capital Corp.	16,701	550,131
Urban Edge Properties	7,521	129,587
		15,672,180
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc.*	9,366	619,561
Casey's General Stores, Inc.	2,529	491,359
Grocery Outlet Holding Corp.*	5,962	172,659
Performance Food Group Co.*	10,496	423,094
Sprouts Farmers Market, Inc.*	7,799	206,362
		1,913,035
Food Products - 1.5%
Darling Ingredients, Inc.*	11,070	747,446
Flowers Foods, Inc.	13,595	351,023
Hain Celestial Group, Inc. (The)*	6,427	253,417
Ingredion, Inc.	4,577	426,256
Lancaster Colony Corp.	1,355	198,101
Pilgrim's Pride Corp.*	3,329	93,478
Post Holdings, Inc.*	4,003	386,690
Sanderson Farms, Inc.	1,449	272,093
Tootsie Roll Industries, Inc.	1,193	37,520
		2,766,024

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - 1.1%
National Fuel Gas Co.	6,228	360,041
New Jersey Resources Corp.	6,587	242,270
ONE Gas, Inc.	3,654	236,925
Southwest Gas Holdings, Inc.	4,036	265,609
Spire, Inc.	3,530	211,271
UGI Corp.	14,282	589,132
		1,905,248
Health Care Equipment & Supplies - 3.2%
Envista Holdings Corp.*	11,014	427,343
Globus Medical, Inc., Class A*	5,348	334,892
Haemonetics Corp.*	3,481	178,401
Hill-Rom Holdings, Inc.	4,495	698,973
ICU Medical, Inc.*	1,362	308,098
Integra LifeSciences Holdings Corp.*	4,968	317,704
LivaNova plc*	3,634	291,301
Masimo Corp.*	3,460	962,295
Neogen Corp.*	7,341	294,594
NuVasive, Inc.*	3,529	169,604
Penumbra, Inc.*	2,349	577,032
Quidel Corp.*(b)	2,588	381,885
STAAR Surgical Co.*	3,237	308,130
Tandem Diabetes Care, Inc.*	4,305	553,279
		5,803,531
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc.*	6,138	344,772
Amedisys, Inc.*	2,229	311,280
Chemed Corp.	1,074	499,936
Encompass Health Corp.	6,796	391,586
HealthEquity, Inc.*	5,696	311,457
LHC Group, Inc.*	2,163	248,139
Molina Healthcare, Inc.*	3,989	1,137,583
Option Care Health, Inc.*	9,460	239,433
Patterson Cos., Inc.	5,889	185,327
Progyny, Inc.*	4,701	238,670
R1 RCM, Inc.*	9,143	217,786
Tenet Healthcare Corp.*	7,312	532,825
		4,658,794
Hotels, Restaurants & Leisure - 2.6%
Boyd Gaming Corp.*	5,596	327,982
Choice Hotels International, Inc.	2,242	321,839
Churchill Downs, Inc.	2,368	530,953
Cracker Barrel Old Country Store, Inc.	1,621	197,794
Jack in the Box, Inc.	1,480	122,248
Marriott Vacations Worldwide Corp.	2,917	445,280
Papa John's International, Inc.	2,223	271,028
Scientific Games Corp.*	6,582	420,722
Six Flags Entertainment Corp.*	5,279	193,053
Texas Roadhouse, Inc.	4,770	395,624
Travel + Leisure Co.	5,894	290,103
Wendy's Co. (The)	12,173	250,520
Wingstop, Inc.	2,032	326,339
Wyndham Hotels & Resorts, Inc.	6,388	507,718
		4,601,203
Household Durables - 1.6%
Helen of Troy Ltd.*	1,646	395,863
KB Home	6,144	245,699
Taylor Morrison Home Corp.*	8,557	265,780
Tempur Sealy International, Inc.	13,421	574,956
Toll Brothers, Inc.	7,921	502,746
TopBuild Corp.*(b)	2,250	607,027
Tri Pointe Homes, Inc.*	7,772	194,067
		2,786,138
Household Products - 0.1%
Energizer Holdings, Inc.	4,296	159,768

Insurance - 3.3%
Alleghany Corp.*	947	612,595
American Financial Group, Inc.	4,515	603,249
Brighthouse Financial, Inc.*	5,677	275,959
CNO Financial Group, Inc.	8,728	197,777
First American Financial Corp.	7,508	556,944
Hanover Insurance Group, Inc. (The)	2,439	296,948
Kemper Corp.	4,085	225,982
Kinsale Capital Group, Inc.	1,464	304,512
Mercury General Corp.	1,815	92,601
Old Republic International Corp.	19,421	465,327
Primerica, Inc.	2,696	396,716
Reinsurance Group of America, Inc.	4,644	440,762
RenaissanceRe Holdings Ltd.	3,217	495,772
RLI Corp.	2,718	279,356
Selective Insurance Group, Inc.	4,105	310,092
Unum Group	13,960	322,476
		5,877,068
Interactive Media & Services - 0.4%
TripAdvisor, Inc.*	6,724	173,883
Yelp, Inc.*	4,723	161,904
Ziff Davis, Inc.*	3,292	374,860
		710,647
IT Services - 1.4%
Alliance Data Systems Corp.	3,398	231,608
Concentrix Corp.	2,925	485,550
Genpact Ltd.	11,797	569,441
Kyndryl Holdings, Inc.*	12,244	193,455
LiveRamp Holdings, Inc.*	4,639	217,708
Maximus, Inc.	4,199	316,815
Sabre Corp.*	22,038	165,946
WEX, Inc.*	3,060	386,845
		2,567,368
Leisure Products - 1.2%
Brunswick Corp.	5,293	497,066
Callaway Golf Co.*	8,001	215,707
Mattel, Inc.*	23,835	505,540
Polaris, Inc.	3,890	434,863
YETI Holdings, Inc.*	5,972	550,380
		2,203,556
Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc.*	1,957	405,901
Repligen Corp.*	3,492	1,000,458
Syneos Health, Inc.*	7,068	686,727
		2,093,086
Machinery - 4.5%
AGCO Corp.	4,222	465,307
Colfax Corp.*	8,847	410,855
Crane Co.	3,404	328,622
Donaldson Co., Inc.	8,578	484,057
Flowserve Corp.	8,897	266,732
Graco, Inc.	11,594	845,087
ITT, Inc.	5,881	556,225
Kennametal, Inc.	5,711	201,998
Lincoln Electric Holdings, Inc.	4,056	547,398

See accompanying notes to the financial statements.

Ultra MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Middleby Corp. (The)*	3,799	663,609
Nordson Corp.	3,692	938,469
Oshkosh Corp.	4,688	504,429
Terex Corp.	4,767	202,025
Timken Co. (The)	4,740	312,034
Toro Co. (The)	7,313	735,395
Trinity Industries, Inc.	5,698	150,997
Woodward, Inc.	4,344	459,595
		8,072,834
Marine - 0.1%
Kirby Corp.*	4,106	214,415

Media - 0.9%
Cable One, Inc.	338	598,956
John Wiley & Sons, Inc., Class A	2,974	154,554
New York Times Co. (The), Class A	11,413	542,117
TEGNA, Inc.	15,100	298,225
		1,593,852
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc.*(b)	31,061	632,091
Commercial Metals Co.	8,236	254,492
Compass Minerals International, Inc.	2,325	113,111
Reliance Steel & Aluminum Co.	4,336	644,460
Royal Gold, Inc.	4,481	448,235
Steel Dynamics, Inc.	13,244	791,991
United States Steel Corp.	18,450	417,155
Worthington Industries, Inc.	2,262	108,531
		3,410,066
Multiline Retail - 0.5%
Kohl's Corp.	10,671	546,675
Nordstrom, Inc.*	7,597	160,829
Ollie's Bargain Outlet Holdings, Inc.*(b)	4,147	256,658
		964,162
Multi-Utilities - 0.5%
Black Hills Corp.	4,336	278,024
MDU Resources Group, Inc.	13,826	376,482
NorthWestern Corp.	3,522	194,767
		849,273
Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Corp.(b)	22,176	215,329
CNX Resources Corp.*	14,884	203,018
DT Midstream, Inc.	6,616	303,476
EQT Corp.*	20,655	401,326
Equitrans Midstream Corp.	27,769	267,138
HollyFrontier Corp.	10,210	329,987
Murphy Oil Corp.	9,915	263,541
Targa Resources Corp.	15,618	806,357
		2,790,172
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	6,504	425,036

Personal Products - 0.2%
Coty, Inc., Class A*	22,854	222,370
Nu Skin Enterprises, Inc., Class A	3,424	150,245
		372,615
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	4,177	500,697
Nektar Therapeutics*	12,554	141,358
Perrigo Co. plc	9,133	335,272
		977,327
Professional Services - 1.4%
ASGN, Inc.*	3,613	439,630
CACI International, Inc., Class A*	1,609	417,423
FTI Consulting, Inc.*	2,341	341,997
Insperity, Inc.	2,452	283,794
KBR, Inc.	9,616	423,104
ManpowerGroup, Inc.	3,704	331,990
Science Applications International Corp.	3,959	332,120
		2,570,058
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.*	3,463	813,493

Road & Rail - 2.0%
Avis Budget Group, Inc.*	3,227	886,102
Knight-Swift Transportation Holdings, Inc.	11,336	648,986
Landstar System, Inc.	2,614	440,590
Ryder System, Inc.	3,673	305,153
Saia, Inc.*	1,799	595,793
Werner Enterprises, Inc.	4,222	190,454
XPO Logistics, Inc.*	6,733	487,738
		3,554,816
Semiconductors & Semiconductor Equipment - 4.4%
Amkor Technology, Inc.	6,843	147,535
Brooks Automation, Inc.	5,075	573,983
Cirrus Logic, Inc.*	3,934	315,428
CMC Materials, Inc.	1,996	265,069
First Solar, Inc.*	6,753	699,611
Lattice Semiconductor Corp.*	9,315	707,288
MKS Instruments, Inc.	3,787	576,230
Semtech Corp.*	4,435	379,946
Silicon Laboratories, Inc.*	2,774	544,453
SiTime Corp.*	1,013	302,360
SolarEdge Technologies, Inc.*	3,570	1,170,103
SunPower Corp.*	5,667	162,360
Synaptics, Inc.*	2,404	678,505
Universal Display Corp.	2,961	423,571
Wolfspeed, Inc.*	7,887	967,104
		7,913,546
Software - 3.4%
ACI Worldwide, Inc.*	8,024	233,819
Aspen Technology, Inc.*	4,639	672,794
Blackbaud, Inc.*	2,871	216,646
CDK Global, Inc.	8,317	321,369
Cerence, Inc.*(b)	2,596	195,167
CommVault Systems, Inc.*	3,133	197,003
Digital Turbine, Inc.*	5,973	316,927
Envestnet, Inc.*	3,723	285,442
Fair Isaac Corp.*	1,939	684,719
Manhattan Associates, Inc.*	4,330	676,173
Mimecast Ltd.*	4,176	338,256
NCR Corp.*(b)	8,975	349,128
Paylocity Holding Corp.*	2,685	677,533
Qualys, Inc.*	2,288	298,104
Sailpoint Technologies Holdings, Inc.*	6,348	333,841
Teradata Corp.*	7,452	323,566
		6,120,487
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	10,424	269,877
AutoNation, Inc.*	2,983	369,445
Dick's Sporting Goods, Inc.(b)	4,476	526,199

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Five Below, Inc.*	3,824	777,955
Foot Locker, Inc.	6,153	280,823
GameStop Corp., Class A*	4,250	833,892
Lithia Motors, Inc.	2,066	601,888
Murphy USA, Inc.	1,624	281,488
RH*	1,163	678,238
Urban Outfitters, Inc.*	4,500	142,515
Victoria's Secret & Co.*	5,129	278,402
Williams-Sonoma, Inc.	5,131	999,724
		6,040,446
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	9,387	172,909

Textiles, Apparel & Luxury Goods - 1.7%
Capri Holdings Ltd.*	10,383	614,881
Carter's, Inc.	3,006	303,696
Columbia Sportswear Co.	2,388	232,902
Crocs, Inc.*	4,261	698,889
Deckers Outdoor Corp.*	1,889	765,801
Skechers USA, Inc., Class A*	9,213	413,848
		3,030,017
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	7,641	317,713
MGIC Investment Corp.	23,176	326,781
New York Community Bancorp, Inc.	31,763	380,521
Washington Federal, Inc.	4,641	150,786
		1,175,801
Trading Companies & Distributors - 0.8%
GATX Corp.	2,425	238,863
MSC Industrial Direct Co., Inc., Class A	3,210	252,627
Univar Solutions, Inc.*	11,673	302,447
Watsco, Inc.	2,252	659,183
		1,453,120
Water Utilities - 0.4%
Essential Utilities, Inc.	15,275	722,049

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	6,751	119,358

TOTAL COMMON STOCKS (COST $142,849,584)		162,191,773

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $409,081)	409,081	409,081

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 16.6%

REPURCHASE AGREEMENTS(d) - 16.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $29,672,474
(Cost $29,672,451)	29,672,451	29,672,451

Total Investments - 107.6% (Cost $172,931,116)		192,273,305
Liabilities in excess of other assets - (7.6%)		(13,644,154)
Net Assets - 100.0%		178,629,151

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $55,121,904.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $2,436,020, collateralized in the form of cash with a value of $409,081 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,186,678 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $2,595,759.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $409,081.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,943,862
Aggregate gross unrealized depreciation	(20,961,032)
Net unrealized appreciation	$4,982,830
Federal income tax cost	$173,783,307

See accompanying notes to the financial statements.

Ultra MidCap400
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	33	12/17/2021	USD	$8,930,460	$149,210

Swap Agreementsa

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
25,358,381	5/8/2023	Bank of America NA	0.47%	S&P MidCap 400®	(1,583,991)	1,571,840	12,151	—

54,378,857	5/8/2023	BNP Paribas SA	0.52%	S&P MidCap 400®	(4,116,468)	4,080,610	35,858	—

19,767,728	4/10/2023	Citibank NA	0.47%	S&P MidCap 400®	(1,324,341)	1,287,823	36,518	—

16,669,032	3/7/2023	Goldman Sachs International	0.57%	S&P MidCap 400®	(1,242,842)
25,422,112	3/7/2023	Goldman Sachs International	0.34%	SPDR® S&P MidCap 400® ETF Trust	(2,817,263)
42,091,144					(4,060,105)	3,754,939	305,166	—
2,489,249	11/7/2022	Morgan Stanley & Co. International plc	0.00%	S&P MidCap 400®	270,889	—	(270,889)	—

20,084,640	3/7/2023	Societe Generale	0.34%	S&P MidCap 400®	(1,417,838)	1,412,384	5,454	—

21,959,026	3/7/2023	UBS AG	0.42%	S&P MidCap 400®	(1,424,524)	1,383,711	40,813	—

186,129,025					(13,656,378)
				Total Unrealized Appreciation	270,889
				Total Unrealized Depreciation	(13,927,267)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations
USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 92.9%

Biotechnology - 76.8%
2seventy bio, Inc.*	4,105	108,126
AC Immune SA*(b)	14,543	74,606
ACADIA Pharmaceuticals, Inc.*	29,288	562,330
Adaptimmune Therapeutics plc, ADR*(b)	24,980	103,667
Adicet Bio, Inc.*	5,804	61,755
Adverum Biotechnologies, Inc.*	17,893	31,134
Aeglea BioTherapeutics, Inc.*	8,944	55,811
Affimed NV*	21,685	147,892
Agios Pharmaceuticals, Inc.*	10,745	382,737
Akebia Therapeutics, Inc.*	31,826	86,248
Akero Therapeutics, Inc.*	6,360	135,214
Akouos, Inc.*(b)	6,287	48,347
Alector, Inc.*	14,742	304,422
Alkermes plc*(b)	29,411	644,689
Allakos, Inc.*	9,849	771,669
Allogene Therapeutics, Inc.*	25,919	479,242
Allovir, Inc.*	11,870	207,250
Alnylam Pharmaceuticals, Inc.*	21,674	3,983,681
Altimmune, Inc.*	7,245	76,000
ALX Oncology Holdings, Inc.*	7,357	236,601
Amarin Corp. plc, ADR*(b)	71,139	256,100
Amgen, Inc.	79,712	15,853,124
Amicus Therapeutics, Inc.*	48,595	520,452
AnaptysBio, Inc.*	5,006	161,944
Annexon, Inc.*	6,990	113,867
Apellis Pharmaceuticals, Inc.*	17,505	736,610
Applied Molecular Transport, Inc.*(b)	7,009	119,153
Applied Therapeutics, Inc.*	4,779	54,863
Aprea Therapeutics, Inc.*(b)	3,864	15,611
Arbutus Biopharma Corp.*	24,646	78,867
Arcturus Therapeutics Holdings, Inc.*	4,800	190,800
Arcutis Biotherapeutics, Inc.*	9,155	151,698
Ardelyx, Inc.*	18,799	21,431
Arena Pharmaceuticals, Inc.*	11,136	606,806
Argenx SE, ADR*	5,069	1,415,315
Arrowhead Pharmaceuticals, Inc.*	19,012	1,331,791
Ascendis Pharma A/S, ADR*	9,538	1,306,897
Assembly Biosciences, Inc.*	8,199	18,858
Atara Biotherapeutics, Inc.*	15,451	276,418
Athenex, Inc.*(b)	19,929	35,274
Atreca, Inc., Class A*(b)	5,506	19,767
Aurinia Pharmaceuticals, Inc.*(b)	23,407	440,988
Autolus Therapeutics plc, ADR*(b)	10,411	66,943
Avidity Biosciences, Inc.*	8,325	185,897
Avrobio, Inc.*	7,950	30,528
Beam Therapeutics, Inc.*	12,097	957,478
BeiGene Ltd., ADR*	9,285	3,226,816
BioCryst Pharmaceuticals, Inc.*	32,615	393,337
Biogen, Inc.*	26,518	6,251,353
BioMarin Pharmaceutical, Inc.*	33,427	2,884,416
BioNTech SE, ADR*(b)	14,983	5,270,120
Black Diamond Therapeutics, Inc.*(b)	6,600	39,600
Bluebird Bio, Inc.*	12,318	124,535
Blueprint Medicines Corp.*	10,684	1,027,801
Bridgebio Pharma, Inc.*	27,308	1,105,974
Cabaletta Bio, Inc.*	5,164	59,799
Calithera Biosciences, Inc.*	13,513	11,183
Cellectis SA, ADR*	3,789	32,661
ChemoCentryx, Inc.*(b)	12,744	462,352
Chinook Therapeutics, Inc.*	9,640	154,336
Clovis Oncology, Inc.*(b)	21,585	68,209
Coherus Biosciences, Inc.*	13,947	258,996
Concert Pharmaceuticals, Inc.*	5,865	19,824
Cortexyme, Inc.*(b)	5,417	70,475
Crinetics Pharmaceuticals, Inc.*	8,410	229,761
CRISPR Therapeutics AG*	13,897	1,110,370
Cytokinetics, Inc.*	15,226	598,991
CytomX Therapeutics, Inc.*	11,882	78,540
Deciphera Pharmaceuticals, Inc.*	10,583	91,331
Denali Therapeutics, Inc.*	22,179	1,026,001
Dicerna Pharmaceuticals, Inc.*	14,178	538,906
Eagle Pharmaceuticals, Inc.*	2,389	113,908
Editas Medicine, Inc.*	12,450	406,617
Eiger BioPharmaceuticals, Inc.*	6,191	38,075
Enanta Pharmaceuticals, Inc.*	3,684	325,224
Epizyme, Inc.*	18,645	60,969
Exelixis, Inc.*	57,435	964,334
Fate Therapeutics, Inc.*	17,347	954,258
FibroGen, Inc.*	16,886	211,244
Forma Therapeutics Holdings, Inc.*	8,634	125,107
Frequency Therapeutics, Inc.*(b)	6,274	31,997
Fusion Pharmaceuticals, Inc.*(b)	7,848	45,518
G1 Therapeutics, Inc.*(b)	7,719	99,575
Galapagos NV, ADR*	1,694	82,295
Gamida Cell Ltd.*	10,809	27,671
Generation Bio Co.*	10,355	177,795
Genmab A/S, ADR*	8,778	338,129
Geron Corp.*	58,456	86,515
Gilead Sciences, Inc.	227,519	15,682,885
Global Blood Therapeutics, Inc.*	11,383	321,684
Gossamer Bio, Inc.*	13,850	150,134
Grifols SA, ADR	21,208	227,562
Halozyme Therapeutics, Inc.*	25,955	853,400
Harpoon Therapeutics, Inc.*	5,954	36,558
Homology Medicines, Inc.*	10,403	52,535
Horizon Therapeutics plc*	41,190	4,273,874
Ideaya Biosciences, Inc.*	7,004	154,088
IGM Biosciences, Inc.*	4,675	233,376
I-Mab, ADR*	7,643	462,096
Immunic, Inc.*	4,785	40,816
ImmunityBio, Inc.*(b)	71,312	555,520
ImmunoGen, Inc.*	36,909	227,729
Immunovant, Inc.*	20,968	161,454
Incyte Corp.*	40,261	2,726,475
Inovio Pharmaceuticals, Inc.*	38,350	277,654
Inozyme Pharma, Inc.*	4,310	34,221
Insmed, Inc.*	21,013	578,278
Intellia Therapeutics, Inc.*	13,397	1,540,789
Intercept Pharmaceuticals, Inc.*(b)	5,383	92,641
Ionis Pharmaceuticals, Inc.*	25,731	681,871
Iovance Biotherapeutics, Inc.*	28,268	529,177
Ironwood Pharmaceuticals, Inc.*	29,699	329,362
iTeos Therapeutics, Inc.*	6,418	226,555
IVERIC bio, Inc.*	20,885	305,339
Jounce Therapeutics, Inc.*	9,338	71,622
KalVista Pharmaceuticals, Inc.*	4,451	64,539
Kamada Ltd.*(b)	8,158	50,824
Karuna Therapeutics, Inc.*	5,385	688,741
Karyopharm Therapeutics, Inc.*	13,760	95,632
Keros Therapeutics, Inc.*	4,260	237,665

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Kezar Life Sciences, Inc.*	8,785	121,760
Kiniksa Pharmaceuticals Ltd., Class A*	5,946	69,093
Kodiak Sciences, Inc.*	9,388	862,194
Krystal Biotech, Inc.*	4,048	326,066
Kura Oncology, Inc.*	12,081	168,651
Larimar Therapeutics, Inc.*(b)	3,234	29,720
Legend Biotech Corp., ADR*	5,826	300,097
Ligand Pharmaceuticals, Inc.*	3,045	493,046
MacroGenics, Inc.*	11,142	196,099
Madrigal Pharmaceuticals, Inc.*	3,026	250,280
Magenta Therapeutics, Inc.*	10,683	60,145
MannKind Corp.*(b)	45,516	210,739
MediciNova, Inc.*(b)	8,925	29,274
MeiraGTx Holdings plc*	8,073	142,731
Mersana Therapeutics, Inc.*	13,082	88,173
Mirati Therapeutics, Inc.*	9,413	1,287,416
Moderna, Inc.*	47,724	16,819,369
Myriad Genetics, Inc.*	14,227	367,910
Neoleukin Therapeutics, Inc.*	7,734	41,454
Neurocrine Biosciences, Inc.*	17,251	1,436,146
NextCure, Inc.*	5,036	31,475
Nkarta, Inc.*	5,997	95,292
Novavax, Inc.*(b)	13,577	2,832,570
Nurix Therapeutics, Inc.*	8,100	233,442
Orchard Therapeutics plc, ADR*(b)	13,437	18,140
ORIC Pharmaceuticals, Inc.*	7,168	99,205
Ovid therapeutics, Inc.*	12,384	41,486
Passage Bio, Inc.*	9,861	71,887
Poseida Therapeutics, Inc.*	11,369	79,015
Precigen, Inc.*	37,678	148,451
Precision BioSciences, Inc.*	10,866	98,446
Protagonist Therapeutics, Inc.*	8,671	291,519
Prothena Corp. plc*	8,214	411,932
PTC Therapeutics, Inc.*	12,879	478,584
Puma Biotechnology, Inc.*	7,429	23,030
Radius Health, Inc.*	8,619	141,869
RAPT Therapeutics, Inc.*	5,383	175,755
Regeneron Pharmaceuticals, Inc.*	19,064	12,134,808
REGENXBIO, Inc.*	7,765	248,480
Relay Therapeutics, Inc.*	19,661	578,427
Repare Therapeutics, Inc.*(b)	7,605	178,489
Replimune Group, Inc.*	8,530	243,020
REVOLUTION Medicines, Inc.*	13,416	371,087
Rhythm Pharmaceuticals, Inc.*	9,152	81,910
Rigel Pharmaceuticals, Inc.*	31,147	83,162
Rocket Pharmaceuticals, Inc.*(b)	11,600	283,388
Rubius Therapeutics, Inc.*	16,374	202,383
Sage Therapeutics, Inc.*	10,727	417,388
Sangamo Therapeutics, Inc.*	26,500	219,685
Sarepta Therapeutics, Inc.*	14,555	1,176,190
Scholar Rock Holding Corp.*	6,283	166,814
Seagen, Inc.*	33,173	5,307,680
Selecta Biosciences, Inc.*	20,979	62,937
Seres Therapeutics, Inc.*	16,724	179,950
Spectrum Pharmaceuticals, Inc.*	29,919	47,272
Spero Therapeutics, Inc.*(b)	5,860	83,505
SpringWorks Therapeutics, Inc.*	8,962	643,920
Stoke Therapeutics, Inc.*	6,697	166,755
Summit Therapeutics, Inc.*	17,759	90,216
Surface Oncology, Inc.*	8,286	47,810
Sutro Biopharma, Inc.*	8,411	143,660
Syndax Pharmaceuticals, Inc.*	8,872	141,686
Syros Pharmaceuticals, Inc.*	11,297	44,736
TCR2 Therapeutics, Inc.*	6,980	35,947
Travere Therapeutics, Inc.*	11,068	315,991
Turning Point Therapeutics, Inc.*	9,014	343,073
Twist Bioscience Corp.*	8,985	858,068
Ultragenyx Pharmaceutical, Inc.*	12,365	930,219
uniQure NV*	8,404	234,051
United Therapeutics Corp.*	8,190	1,552,005
UNITY Biotechnology, Inc.*	10,044	22,097
UroGen Pharma Ltd.*(b)	4,075	49,267
Vanda Pharmaceuticals, Inc.*	10,142	164,300
Vaxcyte, Inc.*(b)	9,521	194,038
Veracyte, Inc.*	12,924	536,088
Verastem, Inc.*	32,953	87,985
Vertex Pharmaceuticals, Inc.*	44,876	8,389,119
Vir Biotechnology, Inc.*	23,817	1,129,402
Voyager Therapeutics, Inc.*(b)	6,909	21,003
XBiotech, Inc.(b)	5,536	69,864
Xencor, Inc.*	10,639	385,345
Xenon Pharmaceuticals, Inc.*	9,040	241,368
Y-mAbs Therapeutics, Inc.*	7,939	135,598
Zai Lab Ltd., ADR*	12,642	875,459
Zentalis Pharmaceuticals, Inc.*	8,219	674,369
ZIOPHARM Oncology, Inc.*(b)	39,303	54,631
		163,876,021
Health Care Providers & Services - 1.1%
Castle Biosciences, Inc.*	4,582	189,374
Guardant Health, Inc.*(b)	18,463	1,940,830
PetIQ, Inc.*(b)	5,274	105,322
		2,235,526
Life Sciences Tools & Services - 7.5%
Adaptive Biotechnologies Corp.*	25,665	669,600
Codexis, Inc.*	11,784	409,023
Compugen Ltd.*(b)	15,301	67,630
Illumina, Inc.*	28,397	10,374,276
Medpace Holdings, Inc.*	6,532	1,354,802
NanoString Technologies, Inc.*	8,300	341,130
Pacific Biosciences of California, Inc.*	40,193	932,880
Personalis, Inc.*	8,097	109,714
Syneos Health, Inc.*	18,871	1,833,506
		16,092,561
Pharmaceuticals - 7.5%
Aerie Pharmaceuticals, Inc.*	8,612	86,981
Amphastar Pharmaceuticals, Inc.*	8,757	171,287
ANI Pharmaceuticals, Inc.*	2,595	106,758
Arvinas, Inc.*	8,965	677,844
AstraZeneca plc, ADR	56,944	3,122,240
Avadel Pharmaceuticals plc, ADR*(b)	10,646	95,388
Axsome Therapeutics, Inc.*(b)	6,863	237,048
BioDelivery Sciences International, Inc.*	17,977	49,976
Cara Therapeutics, Inc.*	9,134	120,386
Collegium Pharmaceutical, Inc.*	6,486	114,024
Cymabay Therapeutics, Inc.*	12,583	41,650
Endo International plc*	42,574	238,414
Esperion Therapeutics, Inc.*(b)	5,154	44,994
Fulcrum Therapeutics, Inc.*	7,343	106,474
Hutchmed China Ltd., ADR*	9,868	334,131
Innoviva, Inc.*	12,672	211,876
Intra-Cellular Therapies, Inc.*	14,836	600,561
Jazz Pharmaceuticals plc*	11,189	1,341,226
Kala Pharmaceuticals, Inc.*(b)	11,851	22,517

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Kaleido Biosciences, Inc.*(b)	7,760	27,858
Marinus Pharmaceuticals, Inc.*	6,694	74,370
Nektar Therapeutics*	33,508	377,300
NGM Biopharmaceuticals, Inc.*	14,098	254,046
Ocular Therapeutix, Inc.*	13,962	95,500
Odonate Therapeutics, Inc.*(b)	7,016	11,647
Omeros Corp.*(b)	11,390	82,008
Osmotica Pharmaceuticals plc*(b)	14,061	18,701
Pacira BioSciences, Inc.*	8,106	426,538
Paratek Pharmaceuticals, Inc.*	8,895	37,537
Phibro Animal Health Corp., Class A	3,705	72,581
Pliant Therapeutics, Inc.*	6,549	92,865
Provention Bio, Inc.*(b)	11,556	79,736
Reata Pharmaceuticals, Inc., Class A*(b)	5,738	491,173
Redhill Biopharma Ltd., ADR*(b)	8,520	24,878
Relmada Therapeutics, Inc.*	3,191	56,991
Revance Therapeutics, Inc.*	13,100	179,208
Royalty Pharma plc, Class A	77,853	3,096,214
Sanofi, ADR	42,495	2,021,487
SIGA Technologies, Inc.*	13,685	111,670
Supernus Pharmaceuticals, Inc.*	9,691	290,439
TherapeuticsMD, Inc.*(b)	77,276	38,252
Theravance Biopharma, Inc.*	13,392	112,493
Tricida, Inc.*(b)	9,199	69,820
VYNE Therapeutics, Inc.*(b)	9,389	9,671
WaVe Life Sciences Ltd.*	10,719	41,804
Xeris Biopharma Holdings, Inc.*(b)	22,702	47,447
Zogenix, Inc.*	10,189	114,626
		16,080,635
TOTAL COMMON STOCKS (Cost $238,086,819)		198,284,743

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	25,307	11,641
Diversified Financial Services - 0.0%
Contra Costa County Board of Education, CVR*(b)(d)(e)	835	—
TOTAL RIGHTS (Cost $11,641)		11,641

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.8%

INVESTMENT COMPANIES - 0.8%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $1,763,417)	1,763,417	1,763,417

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.6%

REPURCHASE AGREEMENTS(g) - 7.6%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $16,260,737
(Cost $16,260,723)	16,260,723	16,260,723

Total Investments - 101.3% (Cost $256,122,600)		216,320,524
Liabilities in excess of other assets - (1.3%)		(2,794,542)
Net Assets - 100.0%		213,525,982

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $57,282,972.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $4,766,994, collateralized in the form of cash with a value of $1,763,417 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,070,684 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – November 15, 2050. The total value of collateral is $4,834,101.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $1,763,417.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,717,294
Aggregate gross unrealized depreciation	(64,355,533)
Net unrealized depreciation	$(50,638,239)
Federal income tax cost	$258,855,738

See accompanying notes to the financial statements.

Ultra Nasdaq Biotechnology
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Swap Agreementsa

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
33,518,991	5/8/2023	Bank of America NA	0.22%	NASDAQ Biotechnology Index®	(2,169,183)	1,680,631	488,552	—
45,872,380	4/10/2023	Citibank NA	0.22%	NASDAQ Biotechnology Index®	(253,682)	216,612	37,070	—
39,005,659	3/7/2023	Goldman Sachs International	0.67%	NASDAQ Biotechnology Index®	(1,960,158)	—	1,960,158	—
10,201,848	11/7/2022	Morgan Stanley & Co. International plc	0.52%	NASDAQ Biotechnology Index®	(1,457)	—	1,457	—
35,052,383	3/7/2023	Societe Generale	0.42%	NASDAQ Biotechnology Index®	(1,285,406)	1,277,423	7,983	—
65,610,010	3/7/2023	UBS AG	0.07%	NASDAQ Biotechnology Index®	(2,433,139)	2,307,511	125,628	—

229,261,271					(8,103,025)
				Total Unrealized Depreciation	(8,103,025)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 78.6%

Aerospace & Defense - 0.5%
AAR Corp.*	2,749	89,782
Aerojet Rocketdyne Holdings, Inc.	6,051	254,384
AeroVironment, Inc.*	1,816	146,660
AerSale Corp.*(b)	728	13,170
Astronics Corp.*	1,973	20,638
Byrna Technologies, Inc.*(b)	1,490	21,933
Ducommun, Inc.*	879	37,366
Kaman Corp.	2,233	82,621
Kratos Defense & Security Solutions, Inc.*	9,914	195,405
Maxar Technologies, Inc.	5,796	159,564
Moog, Inc., Class A	2,333	161,374
National Presto Industries, Inc.	414	33,857
PAE, Inc.*	5,611	55,661
Park Aerospace Corp.	1,578	20,356
Parsons Corp.*	2,128	70,628
Triumph Group, Inc.*	5,148	86,280
Vectrus, Inc.*	931	38,953
		1,488,632
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,769	117,746
Atlas Air Worldwide Holdings, Inc.*	2,326	203,781
Forward Air Corp.	2,197	216,954
Hub Group, Inc., Class A*	2,676	207,845
Radiant Logistics, Inc.*	3,171	23,909
		770,235
Airlines - 0.3%
Allegiant Travel Co.*	1,240	214,793
Frontier Group Holdings, Inc.*	2,813	37,554
Hawaiian Holdings, Inc.*	4,086	74,692
Mesa Air Group, Inc.*	2,772	19,570
SkyWest, Inc.*	4,025	157,659
Spirit Airlines, Inc.*	7,946	166,151
Sun Country Airlines Holdings, Inc.*	2,095	57,466
		727,885
Auto Components - 1.1%
Adient plc*	7,655	324,955
American Axle & Manufacturing Holdings, Inc.*	9,114	80,750
Cooper-Standard Holdings, Inc.*	1,359	31,379
Dana, Inc.	11,748	252,582
Dorman Products, Inc.*	2,161	239,828
Fox Factory Holding Corp.*	3,414	600,079
Gentherm, Inc.*	2,688	227,002
Goodyear Tire & Rubber Co. (The)*	22,331	449,076
LCI Industries	2,004	305,149
Modine Manufacturing Co.*	4,043	41,885
Motorcar Parts of America, Inc.*	1,517	24,333
Patrick Industries, Inc.	1,836	146,458
Standard Motor Products, Inc.	1,686	84,367
Stoneridge, Inc.*	2,108	46,018
Tenneco, Inc., Class A*	5,497	57,718
Visteon Corp.*(b)	2,244	237,684
XL Fleet Corp.*	2,825	12,826
XPEL, Inc.*(c)	1,450	104,241
		3,266,330
Automobiles - 0.2%
Arcimoto, Inc.*(b)	2,212	22,629
Canoo, Inc.*(b)	8,597	102,906
Fisker, Inc.*(b)	13,191	282,155
Lordstown Motors Corp.*(b)	7,769	36,359
Winnebago Industries, Inc.	2,616	188,928
Workhorse Group, Inc.*(b)	9,747	56,922
		689,899
Banks - 6.7%
1st Source Corp.	1,367	63,224
Allegiance Bancshares, Inc.	1,536	62,100
Amalgamated Financial Corp.	1,101	18,629
Amerant Bancorp, Inc.*	2,182	61,423
American National Bankshares, Inc.	857	31,349
Ameris Bancorp	5,374	261,553
Arrow Financial Corp.	1,117	38,536
Associated Banc-Corp.	12,230	267,837
Atlantic Capital Bancshares, Inc.*	1,590	44,425
Atlantic Union Bankshares Corp.	6,199	201,529
Banc of California, Inc.	4,421	86,607
BancFirst Corp.	1,385	88,128
Bancorp, Inc. (The)*	4,229	119,554
Bank First Corp.(b)	540	37,924
Bank of Marin Bancorp	1,287	44,582
Bank of NT Butterfield & Son Ltd. (The)	4,055	149,346
BankUnited, Inc.	7,529	298,450
Banner Corp.	2,802	160,499
Bar Harbor Bankshares	1,193	34,084
Berkshire Hills Bancorp, Inc.	3,953	105,585
Blue Ridge Bankshares, Inc.(b)	1,402	24,970
Brookline Bancorp, Inc.	6,205	95,743
Bryn Mawr Bank Corp.	1,599	71,315
Business First Bancshares, Inc.	1,547	42,542
Byline Bancorp, Inc.	2,015	52,330
Cadence Bank	15,197	444,056
Cambridge Bancorp(b)	551	48,918
Camden National Corp.	1,191	54,572
Capital Bancorp, Inc.	626	16,633
Capital City Bank Group, Inc.	1,088	28,843
Capstar Financial Holdings, Inc.	1,654	34,453
Carter Bankshares, Inc.*	2,093	30,369
Cathay General Bancorp	6,064	254,142
CBTX, Inc.	1,485	41,283
Central Pacific Financial Corp.	2,231	59,724
CIT Group, Inc.	8,023	393,608
Citizens & Northern Corp.	1,254	31,024
City Holding Co.	1,227	96,270
Civista Bancshares, Inc.	1,200	28,236
CNB Financial Corp.	1,300	34,255
Coastal Financial Corp.*	765	33,453
Columbia Banking System, Inc.	6,329	207,971
Community Bank System, Inc.	4,323	305,463
Community Trust Bancorp, Inc.	1,257	52,794
ConnectOne Bancorp, Inc.	3,015	97,987
CrossFirst Bankshares, Inc.*	3,769	52,728
Customers Bancorp, Inc.*	2,415	139,201
CVB Financial Corp.	10,445	199,604
Dime Community Bancshares, Inc.	2,790	95,697
Eagle Bancorp, Inc.	2,557	144,087
Eastern Bankshares, Inc.	13,882	279,445
Enterprise Bancorp, Inc.	750	29,565
Enterprise Financial Services Corp.	2,863	132,757

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Equity Bancshares, Inc., Class A	1,088	35,382
Farmers National Banc Corp.	2,498	43,940
FB Financial Corp.	2,691	115,444
Fidelity D&D Bancorp, Inc.(b)	324	16,527
Financial Institutions, Inc.	1,265	38,962
First Bancorp, Inc. (The)	837	25,344
First Bancorp/NC	2,775	123,321
First Bancorp/PR	16,611	220,760
First Bancshares, Inc. (The)	1,637	63,614
First Bank	1,260	18,232
First Busey Corp.	4,098	105,319
First Commonwealth Financial Corp.	7,714	115,941
First Community Bankshares, Inc.	1,367	44,701
First Financial Bancorp	7,639	175,697
First Financial Bankshares, Inc.	10,492	523,761
First Financial Corp.	939	40,809
First Foundation, Inc.	3,211	81,624
First Internet Bancorp	752	32,569
First Interstate BancSystem, Inc., Class A	3,308	134,966
First Merchants Corp.	4,374	174,479
First Mid Bancshares, Inc.	1,344	56,488
First Midwest Bancorp, Inc.	9,205	181,615
First of Long Island Corp. (The)	1,849	38,737
Five Star Bancorp	432	12,826
Flushing Financial Corp.	2,384	56,310
Fulton Financial Corp.	12,848	202,870
German American Bancorp, Inc.	1,997	78,143
Glacier Bancorp, Inc.	8,907	483,650
Great Southern Bancorp, Inc.	856	47,619
Great Western Bancorp, Inc.	4,468	149,901
Guaranty Bancshares, Inc.	645	23,704
Hancock Whitney Corp.	6,992	334,078
Hanmi Financial Corp.	2,466	55,411
HarborOne Bancorp, Inc.	4,007	55,657
HBT Financial, Inc.	774	13,932
Heartland Financial USA, Inc.	3,258	154,755
Heritage Commerce Corp.	4,717	51,698
Heritage Financial Corp.	2,867	67,174
Hilltop Holdings, Inc.	5,142	174,982
Home BancShares, Inc.	12,326	294,961
HomeStreet, Inc.	1,635	80,720
HomeTrust Bancshares, Inc.	1,229	36,907
Hope Bancorp, Inc.	9,606	137,846
Horizon Bancorp, Inc.	3,462	67,163
Howard Bancorp, Inc.*	1,064	21,982
Independent Bank Corp.	3,702	292,680
Independent Bank Corp./MI	1,667	37,591
Independent Bank Group, Inc.	3,037	210,859
International Bancshares Corp.	4,338	182,239
Investors Bancorp, Inc.	18,489	275,301
Lakeland Bancorp, Inc.	3,952	70,701
Lakeland Financial Corp.	1,971	139,192
Live Oak Bancshares, Inc.	2,547	226,938
Macatawa Bank Corp.	2,123	17,876
Mercantile Bank Corp.	1,257	42,210
Meta Financial Group, Inc.	2,539	151,756
Metrocity Bankshares, Inc.	1,535	41,292
Metropolitan Bank Holding Corp.*	621	58,952
Mid Penn Bancorp, Inc.(b)	794	24,979
Midland States Bancorp, Inc.	1,755	41,769
MidWestOne Financial Group, Inc.	1,170	36,036
MVB Financial Corp.	808	33,185
National Bank Holdings Corp., Class A	2,387	101,734
NBT Bancorp, Inc.	3,410	123,135
Nicolet Bankshares, Inc.*	867	61,826
Northrim Bancorp, Inc.	490	19,870
OceanFirst Financial Corp.	4,779	98,495
OFG Bancorp	4,103	98,882
Old National Bancorp	13,356	235,867
Old Second Bancorp, Inc.	2,243	27,701
Origin Bancorp, Inc.	1,779	75,056
Orrstown Financial Services, Inc.	880	20,592
Pacific Premier Bancorp, Inc.	7,576	293,570
Park National Corp.	1,163	151,295
Peapack-Gladstone Financial Corp.	1,466	48,495
Peoples Bancorp, Inc.	2,049	63,191
Peoples Financial Services Corp.(b)	567	26,870
Preferred Bank	1,114	75,919
Primis Financial Corp.	1,949	29,781
QCR Holdings, Inc.	1,243	67,047
RBB Bancorp	1,138	27,835
Red River Bancshares, Inc.	366	19,325
Reliant Bancorp, Inc.	1,231	40,955
Renasant Corp.	4,465	162,660
Republic Bancorp, Inc., Class A	761	38,986
Republic First Bancorp, Inc.*	3,615	12,219
S&T Bancorp, Inc.	3,132	93,678
Sandy Spring Bancorp, Inc.	3,748	175,894
Seacoast Banking Corp. of Florida	4,408	148,858
ServisFirst Bancshares, Inc.	4,035	324,374
Sierra Bancorp	1,134	28,554
Silvergate Capital Corp., Class A*	1,977	404,257
Simmons First National Corp., Class A	8,671	252,413
SmartFinancial, Inc.	1,117	28,673
South Plains Financial, Inc.	856	21,400
Southern First Bancshares, Inc.*	602	35,235
Southside Bancshares, Inc.	2,518	102,608
SouthState Corp.	5,645	441,100
Spirit of Texas Bancshares, Inc.	1,035	28,773
Stock Yards Bancorp, Inc.	1,946	116,429
Summit Financial Group, Inc.	917	22,925
Texas Capital Bancshares, Inc.*	4,098	230,799
Tompkins Financial Corp.	1,141	89,181
Towne Bank	5,421	165,828
TriCo Bancshares	2,228	93,932
TriState Capital Holdings, Inc.*	2,338	69,930
Triumph Bancorp, Inc.*	1,902	242,220
Trustmark Corp.	5,018	153,601
UMB Financial Corp.	3,539	355,953
United Bankshares, Inc.	10,097	360,766
United Community Banks, Inc.	7,033	241,021
Univest Financial Corp.	2,337	64,431
Valley National Bancorp	32,373	435,093
Veritex Holdings, Inc.	3,844	152,338
Washington Trust Bancorp, Inc.	1,384	74,459
WesBanco, Inc.	5,116	166,526
West Bancorp, Inc.	1,300	40,339
Westamerica Bancorp	2,106	113,261
		19,919,634
Beverages - 0.3%
Celsius Holdings, Inc.*	4,358	298,131
Coca-Cola Consolidated, Inc.	380	216,817
Duckhorn Portfolio, Inc. (The)*	1,631	31,332
MGP Ingredients, Inc.	1,145	89,287

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
National Beverage Corp.	1,898	98,582
NewAge, Inc.*(b)	10,871	12,284
Primo Water Corp.	12,702	211,107
Zevia PBC, Class A*	830	6,349
		963,889
Biotechnology - 6.9%
2seventy bio, Inc.*	1,820	47,939
4D Molecular Therapeutics, Inc.*	1,693	38,939
89bio, Inc.*(b)	787	10,396
ACADIA Pharmaceuticals, Inc.*	9,671	185,683
Acumen Pharmaceuticals, Inc.*	775	6,122
Adagio Therapeutics, Inc.*(b)	1,715	80,674
Adicet Bio, Inc.*	1,690	17,982
Adverum Biotechnologies, Inc.*	7,021	12,217
Aeglea BioTherapeutics, Inc.*	3,266	20,380
Aerovate Therapeutics, Inc.*	814	11,160
Affimed NV*	9,380	63,972
Agenus, Inc.*	16,694	52,586
Agios Pharmaceuticals, Inc.*	4,766	169,765
Akebia Therapeutics, Inc.*	14,094	38,195
Akero Therapeutics, Inc.*(b)	2,078	44,178
Akouos, Inc.*	1,939	14,911
Albireo Pharma, Inc.*	1,362	32,674
Aldeyra Therapeutics, Inc.*	3,922	30,082
Alector, Inc.*	4,720	97,468
Aligos Therapeutics, Inc.*(b)	1,706	26,136
Alkermes plc*	12,962	284,127
Allakos, Inc.*	2,824	221,260
Allogene Therapeutics, Inc.*	5,494	101,584
Allovir, Inc.*	2,383	41,607
Alpine Immune Sciences, Inc.*(b)	938	10,159
Altimmune, Inc.*	3,203	33,599
ALX Oncology Holdings, Inc.*	1,433	46,085
Amicus Therapeutics, Inc.*	21,249	227,577
AnaptysBio, Inc.*(b)	1,559	50,434
Anavex Life Sciences Corp.*(b)	5,185	100,589
Anika Therapeutics, Inc.*	1,166	45,626
Annexon, Inc.*(b)	2,516	40,986
Apellis Pharmaceuticals, Inc.*	5,776	243,054
Applied Molecular Transport, Inc.*(b)	2,021	34,357
Applied Therapeutics, Inc.*	1,431	16,428
AquaBounty Technologies, Inc.*(b)	4,241	11,111
Arbutus Biopharma Corp.*	6,493	20,778
Arcturus Therapeutics Holdings, Inc.*	1,705	67,774
Arcus Biosciences, Inc.*	3,661	160,352
Arcutis Biotherapeutics, Inc.*	2,235	37,034
Ardelyx, Inc.*	7,142	8,142
Arena Pharmaceuticals, Inc.*	4,941	269,235
Arrowhead Pharmaceuticals, Inc.*	8,191	573,780
Atara Biotherapeutics, Inc.*	6,677	119,452
Athenex, Inc.*	6,988	12,369
Athersys, Inc.*(b)	16,549	17,542
Atossa Therapeutics, Inc.*(b)	9,454	21,461
Atreca, Inc., Class A*(b)	2,100	7,539
Avalo Therapeutics, Inc.*	4,280	8,560
Avid Bioservices, Inc.*	4,880	149,133
Avidity Biosciences, Inc.*	3,043	67,950
Avita Medical, Inc.*(b)	1,963	27,011
Avrobio, Inc.*	3,062	11,758
Beam Therapeutics, Inc.*	4,027	318,737
Beyondspring, Inc.*(b)	1,810	23,114
BioAtla, Inc.*(b)	1,254	31,664
BioCryst Pharmaceuticals, Inc.*	14,400	173,664
Biohaven Pharmaceutical Holding Co. Ltd.*	4,501	505,192
Biomea Fusion, Inc.*(b)	697	8,413
Bioxcel Therapeutics, Inc.*	1,394	31,964
Black Diamond Therapeutics, Inc.*(b)	1,841	11,046
Bluebird Bio, Inc.*	5,458	55,180
Blueprint Medicines Corp.*	4,728	454,834
Bolt Biotherapeutics, Inc.*(b)	1,849	17,140
Bridgebio Pharma, Inc.*	8,686	351,783
Brooklyn ImmunoTherapeutics, Inc.*(b)	2,398	14,268
C4 Therapeutics, Inc.*	3,121	115,852
Cardiff Oncology, Inc.*	3,077	17,293
CareDx, Inc.*	4,088	176,356
Caribou Biosciences, Inc.*	1,549	28,796
Catalyst Pharmaceuticals, Inc.*	7,846	54,922
Celcuity, Inc.*	782	11,808
Celldex Therapeutics, Inc.*	3,716	141,580
CEL-SCI Corp.*(b)	2,905	29,834
Century Therapeutics, Inc.*(b)	955	18,250
Cerevel Therapeutics Holdings, Inc.*	3,238	100,993
ChemoCentryx, Inc.*(b)	4,363	158,290
Chimerix, Inc.*	5,868	36,910
Chinook Therapeutics, Inc.*	2,676	42,843
Clene, Inc.*(b)	1,585	9,019
Clovis Oncology, Inc.*(b)	9,115	28,803
Codiak Biosciences, Inc.*	1,285	16,384
Cogent Biosciences, Inc.*	3,003	23,784
Coherus Biosciences, Inc.*	5,183	96,248
Cortexyme, Inc.*	1,612	20,972
Crinetics Pharmaceuticals, Inc.*	3,024	82,616
Cue Biopharma, Inc.*	2,486	30,478
Cullinan Oncology, Inc.*	2,091	37,638
Curis, Inc.*	6,998	34,150
Cytokinetics, Inc.*	6,403	251,894
CytomX Therapeutics, Inc.*	5,240	34,636
Day One Biopharmaceuticals, Inc.*(b)	890	16,349
Deciphera Pharmaceuticals, Inc.*	3,180	27,443
Denali Therapeutics, Inc.*	7,350	340,011
DermTech, Inc.*	1,961	39,377
Design Therapeutics, Inc.*(b)	1,125	18,832
Dicerna Pharmaceuticals, Inc.*	5,624	213,768
Dynavax Technologies Corp.*	8,706	140,602
Dyne Therapeutics, Inc.*(b)	2,426	34,473
Eagle Pharmaceuticals, Inc.*	939	44,772
Editas Medicine, Inc.*	5,532	180,675
Eiger BioPharmaceuticals, Inc.*	2,587	15,910
Eliem Therapeutics, Inc.*(b)	570	8,202
Emergent BioSolutions, Inc.*	3,958	174,627
Enanta Pharmaceuticals, Inc.*	1,557	137,452
Epizyme, Inc.*	7,256	23,727
Erasca, Inc.*(b)	1,658	23,494
Evelo Biosciences, Inc.*(b)	2,454	21,153
Exagen, Inc.*	834	8,574
Fate Therapeutics, Inc.*	6,557	360,701
FibroGen, Inc.*	6,958	87,045
Finch Therapeutics Group, Inc.*	612	10,171
Foghorn Therapeutics, Inc.*	1,580	18,281
Forma Therapeutics Holdings, Inc.*	2,744	39,761
Forte Biosciences, Inc.*	912	2,426

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Fortress Biotech, Inc.*	5,789	16,499
Frequency Therapeutics, Inc.*(b)	2,585	13,184
G1 Therapeutics, Inc.*(b)	3,166	40,841
Gemini Therapeutics, Inc.*(b)	1,771	4,888
Generation Bio Co.*	3,540	60,782
Geron Corp.*	24,366	36,062
Global Blood Therapeutics, Inc.*	4,836	136,665
Gossamer Bio, Inc.*	5,024	54,460
Graphite Bio, Inc.*(b)	1,310	11,816
Greenwich Lifesciences, Inc.*(b)	326	10,246
Gritstone bio, Inc.*	3,262	43,058
GT Biopharma, Inc.*	1,434	5,836
Halozyme Therapeutics, Inc.*	11,387	374,405
Harpoon Therapeutics, Inc.*	1,512	9,284
Heron Therapeutics, Inc.*	7,464	70,535
Homology Medicines, Inc.*	3,390	17,119
Hookipa Pharma, Inc.*	1,552	5,013
Humanigen, Inc.*(b)	3,670	22,240
iBio, Inc.*(b)	17,462	13,009
Icosavax, Inc.*(b)	1,081	22,874
Ideaya Biosciences, Inc.*	2,647	58,234
IGM Biosciences, Inc.*	652	32,548
Imago Biosciences, Inc.*(b)	787	17,605
Immuneering Corp., Class A*(b)	669	15,139
Immunic, Inc.*	1,512	12,897
ImmunityBio, Inc.*	5,519	42,993
ImmunoGen, Inc.*	15,949	98,405
Immunovant, Inc.*	3,239	24,940
Impel Neuropharma, Inc.*(b)	435	4,019
Infinity Pharmaceuticals, Inc.*	7,074	15,351
Inhibrx, Inc.*	2,255	91,170
Inovio Pharmaceuticals, Inc.*(b)	16,707	120,959
Inozyme Pharma, Inc.*	1,163	9,234
Insmed, Inc.*	9,291	255,688
Instil Bio, Inc.*(b)	1,441	31,673
Intellia Therapeutics, Inc.*	5,566	640,146
Intercept Pharmaceuticals, Inc.*(b)	2,265	38,981
Invitae Corp.*(b)	16,192	275,264
Ironwood Pharmaceuticals, Inc.*	11,728	130,064
iTeos Therapeutics, Inc.*	1,632	57,610
IVERIC bio, Inc.*	8,423	123,144
Janux Therapeutics, Inc.*(b)	1,069	19,007
Jounce Therapeutics, Inc.*	2,663	20,425
KalVista Pharmaceuticals, Inc.*	1,607	23,301
Karuna Therapeutics, Inc.*	1,794	229,453
Karyopharm Therapeutics, Inc.*	5,818	40,435
Keros Therapeutics, Inc.*	1,261	70,351
Kezar Life Sciences, Inc.*	2,765	38,323
Kiniksa Pharmaceuticals Ltd., Class A*	2,356	27,377
Kinnate Biopharma, Inc.*(b)	2,080	41,558
Kodiak Sciences, Inc.*	2,707	248,611
Kronos Bio, Inc.*	3,137	37,048
Krystal Biotech, Inc.*(b)	1,449	116,717
Kura Oncology, Inc.*	5,135	71,685
Kymera Therapeutics, Inc.*	2,770	153,790
Lexicon Pharmaceuticals, Inc.*	5,486	25,126
Ligand Pharmaceuticals, Inc.*	1,219	197,380
Lineage Cell Therapeutics, Inc.*	10,134	22,903
Lyell Immunopharma, Inc.*(b)	1,907	18,212
MacroGenics, Inc.*	4,851	85,378
Madrigal Pharmaceuticals, Inc.*	917	75,845
Magenta Therapeutics, Inc.*	2,418	13,613
MannKind Corp.*(b)	19,951	92,373
MEI Pharma, Inc.*	8,761	29,525
MeiraGTx Holdings plc*	2,398	42,397
Mersana Therapeutics, Inc.*	5,783	38,977
MiMedx Group, Inc.*	8,976	62,922
Mirum Pharmaceuticals, Inc.*	292	4,155
Molecular Templates, Inc.*	2,988	11,982
Monte Rosa Therapeutics, Inc.*(b)	935	18,130
Morphic Holding, Inc.*	1,675	79,898
Mustang Bio, Inc.*	5,625	11,362
Myriad Genetics, Inc.*	6,259	161,858
Neoleukin Therapeutics, Inc.*	2,846	15,255
NexImmune, Inc.*	1,426	11,265
Nkarta, Inc.*	1,137	18,067
Nurix Therapeutics, Inc.*	2,530	72,915
Nuvalent, Inc., Class A*(b)	865	18,450
Ocugen, Inc.*(b)	14,909	94,523
Olema Pharmaceuticals, Inc.*	1,651	14,446
Omega Therapeutics, Inc.*	598	10,818
Oncocyte Corp.*	4,863	10,942
Oncorus, Inc.*	1,650	9,141
Oncternal Therapeutics, Inc.*	3,577	10,552
OPKO Health, Inc.*(b)	32,287	126,888
Organogenesis Holdings, Inc.*	3,081	30,995
ORIC Pharmaceuticals, Inc.*	2,555	35,361
Outlook Therapeutics, Inc.*(b)	7,197	10,867
Oyster Point Pharma, Inc.*(b)	898	9,366
Passage Bio, Inc.*	2,997	21,848
PMV Pharmaceuticals, Inc.*	2,116	46,023
Portage Biotech, Inc.*	404	5,951
Poseida Therapeutics, Inc.*	2,324	16,152
Praxis Precision Medicines, Inc.*	2,618	44,794
Precigen, Inc.*(b)	7,665	30,200
Precision BioSciences, Inc.*	3,990	36,149
Prelude Therapeutics, Inc.*(b)	875	12,504
Prometheus Biosciences, Inc.*	914	27,146
Protagonist Therapeutics, Inc.*	3,615	121,536
Prothena Corp. plc*	2,824	141,624
PTC Therapeutics, Inc.*	5,609	208,430
Puma Biotechnology, Inc.*	2,609	8,088
Radius Health, Inc.*	3,782	62,252
Rallybio Corp.*(b)	581	7,477
RAPT Therapeutics, Inc.*	1,722	56,223
Recursion Pharmaceuticals, Inc., Class A*(b)	2,272	43,441
REGENXBIO, Inc.*	3,189	102,048
Relay Therapeutics, Inc.*	4,851	142,716
Reneo Pharmaceuticals, Inc.*	510	3,509
Replimune Group, Inc.*	2,403	68,461
REVOLUTION Medicines, Inc.*	4,798	132,713
Rhythm Pharmaceuticals, Inc.*	3,559	31,853
Rigel Pharmaceuticals, Inc.*	13,807	36,865
Rocket Pharmaceuticals, Inc.*(b)	3,289	80,350
Rubius Therapeutics, Inc.*	3,705	45,794
Sana Biotechnology, Inc.*	6,977	132,633
Sangamo Therapeutics, Inc.*	9,595	79,543
Scholar Rock Holding Corp.*	2,235	59,339
Selecta Biosciences, Inc.*	7,339	22,017
Sensei Biotherapeutics, Inc.*	1,689	11,620
Sera Prognostics, Inc., Class A*	383	4,060
Seres Therapeutics, Inc.*	5,624	60,514
Sesen Bio, Inc.*	15,984	16,783
Shattuck Labs, Inc.*	2,149	18,224
Sigilon Therapeutics, Inc.*	1,229	4,621
Silverback Therapeutics, Inc.*	1,657	11,649

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Solid Biosciences, Inc.*	4,819	8,433
Sorrento Therapeutics, Inc.*(b)	22,449	133,796
Spectrum Pharmaceuticals, Inc.*	13,175	20,816
Spero Therapeutics, Inc.*(b)	1,955	27,859
SpringWorks Therapeutics, Inc.*	2,360	169,566
Spruce Biosciences, Inc.*(b)	703	1,814
SQZ Biotechnologies Co.*	1,840	24,214
Stoke Therapeutics, Inc.*	1,542	38,396
Summit Therapeutics, Inc.*	2,130	10,820
Surface Oncology, Inc.*	2,814	16,237
Sutro Biopharma, Inc.*	3,504	59,848
Syndax Pharmaceuticals, Inc.*	3,634	58,035
Syros Pharmaceuticals, Inc.*	4,652	18,422
Talaris Therapeutics, Inc.*(b)	742	9,616
Taysha Gene Therapies, Inc.*	1,806	23,442
TCR2 Therapeutics, Inc.*	2,465	12,695
Tenaya Therapeutics, Inc.*(b)	1,125	22,106
TG Therapeutics, Inc.*	10,357	157,426
Tonix Pharmaceuticals Holding Corp.*(b)	29,136	13,671
Travere Therapeutics, Inc.*	4,710	134,470
Trevena, Inc.*(b)	13,215	8,986
Turning Point Therapeutics, Inc.*	3,716	141,431
Twist Bioscience Corp.*	3,815	364,332
UroGen Pharma Ltd.*(b)	1,577	19,066
Vanda Pharmaceuticals, Inc.*	4,427	71,717
Vaxart, Inc.*(b)	9,640	76,734
Vaxcyte, Inc.*(b)	3,264	66,520
VBI Vaccines, Inc.*	15,046	45,740
Vera Therapeutics, Inc.*	571	20,442
Veracyte, Inc.*	5,452	226,149
Verastem, Inc.*	13,902	37,118
Vericel Corp.*	3,757	139,798
Verve Therapeutics, Inc.*(b)	1,276	43,486
Viking Therapeutics, Inc.*(b)	5,528	29,354
Vincerx Pharma, Inc.*	1,053	11,046
Vir Biotechnology, Inc.*	4,858	230,366
Viracta Therapeutics, Inc.*	2,923	13,475
VistaGen Therapeutics, Inc.*	15,678	30,259
Vor BioPharma, Inc.*(b)	1,536	17,725
Werewolf Therapeutics, Inc.*	612	8,868
XBiotech, Inc.	1,231	15,535
Xencor, Inc.*	4,566	165,381
XOMA Corp.*(b)	487	9,988
Y-mAbs Therapeutics, Inc.*	2,824	48,234
Zentalis Pharmaceuticals, Inc.*	2,901	238,027
ZIOPHARM Oncology, Inc.*(b)	16,938	23,544
		20,390,087
Building Products - 1.0%
AAON, Inc.	3,389	264,342
American Woodmark Corp.*	1,356	83,584
Apogee Enterprises, Inc.	2,045	84,459
Caesarstone Ltd.	1,827	20,408
Cornerstone Building Brands, Inc.*	4,422	69,514
CSW Industrials, Inc.	1,200	144,240
Gibraltar Industries, Inc.*	2,651	180,003
Griffon Corp.	3,756	98,820
Insteel Industries, Inc.	1,507	63,535
JELD-WEN Holding, Inc.*	6,786	164,425
Masonite International Corp.*	1,950	208,650
PGT Innovations, Inc.*	4,658	95,675
Quanex Building Products Corp.	2,700	57,699
Resideo Technologies, Inc.*	11,685	304,862
Simpson Manufacturing Co., Inc.	3,520	406,067
UFP Industries, Inc.	4,867	405,324
View, Inc.*(b)	7,929	33,460
Zurn Water Solutions Corp.	9,807	343,735
		3,028,802
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc., Class A	4,730	211,573
AssetMark Financial Holdings, Inc.*	1,461	37,051
Associated Capital Group, Inc., Class A	139	5,490
B Riley Financial, Inc.	1,634	126,521
BGC Partners, Inc., Class A	26,802	119,805
BlackRock Capital Investment Corp.	2	8
Blucora, Inc.*	3,929	63,611
Brightsphere Investment Group, Inc.	4,687	140,751
Cohen & Steers, Inc.	2,009	180,348
Cowen, Inc., Class A	2,268	80,242
Diamond Hill Investment Group, Inc.	245	47,062
Donnelley Financial Solutions, Inc.*	2,378	111,100
Federated Hermes, Inc.	7,651	257,915
Focus Financial Partners, Inc., Class A*	4,814	296,254
GAMCO Investors, Inc., Class A	420	10,282
GCM Grosvenor, Inc., Class A(b)	3,476	39,835
Greenhill & Co., Inc.	1,163	19,841
Hamilton Lane, Inc., Class A	2,750	290,867
Hercules Capital, Inc.	6	99
Houlihan Lokey, Inc.	4,128	448,053
Moelis & Co., Class A	4,943	303,055
Open Lending Corp., Class A*	8,426	195,820
Oppenheimer Holdings, Inc., Class A	746	36,584
Piper Sandler Cos.	1,412	234,039
PJT Partners, Inc., Class A	1,943	147,823
Prospect Capital Corp.	3	26
Pzena Investment Management, Inc., Class A	1,365	12,804
Sculptor Capital Management, Inc.	1,767	32,018
StepStone Group, Inc., Class A	3,268	135,197
StoneX Group, Inc.*	1,356	76,173
Value Line, Inc.	79	3,199
Virtus Investment Partners, Inc.	590	175,454
WisdomTree Investments, Inc.	10,883	66,822
		3,905,722
Chemicals - 1.5%
AdvanSix, Inc.	2,207	99,955
American Vanguard Corp.	2,370	33,915
Amyris, Inc.*	13,814	94,764
Avient Corp.	7,345	404,048
Balchem Corp.	2,606	411,748
Cabot Corp.	4,535	237,997
Chase Corp.	595	58,661
Danimer Scientific, Inc.*(b)	5,381	71,783
Ecovyst, Inc.	4,149	39,706
Ferro Corp.*	6,640	140,237
FutureFuel Corp.	2,088	15,743
GCP Applied Technologies, Inc.*	3,973	92,730
Hawkins, Inc.	1,552	51,495
HB Fuller Co.	4,215	308,369

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Ingevity Corp.*	3,211	230,903
Innospec, Inc.	1,983	161,020
Intrepid Potash, Inc.*	807	33,168
Koppers Holdings, Inc.*	1,678	50,676
Kraton Corp.*	2,539	116,946
Kronos Worldwide, Inc.	1,800	25,200
Livent Corp.*	13,094	396,617
Marrone Bio Innovations, Inc.*	8,096	5,712
Minerals Technologies, Inc.	2,717	178,425
Orion Engineered Carbons SA*	4,898	85,960
PureCycle Technologies, Inc.*(b)	2,662	32,743
Quaker Chemical Corp.(b)	1,090	248,356
Rayonier Advanced Materials, Inc.*	4,993	27,362
Sensient Technologies Corp.	3,418	332,537
Stepan Co.	1,742	196,341
Tredegar Corp.	2,118	23,298
Trinseo plc	3,146	148,586
Tronox Holdings plc, Class A	9,245	203,298
Valhi, Inc.	195	5,144
Zymergen, Inc.*	1,512	13,699
		4,577,142
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	5,439	244,755
ACCO Brands Corp.	7,531	62,206
Brady Corp., Class A	3,812	191,553
BrightView Holdings, Inc.*	3,309	45,002
Brink's Co. (The)	3,933	240,542
Casella Waste Systems, Inc., Class A*	3,973	336,831
CECO Environmental Corp.*	2,514	14,908
Cimpress plc*	1,364	106,160
CompX International, Inc.	130	2,899
CoreCivic, Inc., REIT*	9,693	104,394
Deluxe Corp.	3,403	115,158
Ennis, Inc.	2,062	39,219
Harsco Corp.*	6,328	92,262
Healthcare Services Group, Inc.	6,057	105,997
Heritage-Crystal Clean, Inc.*	1,263	40,530
HNI Corp.	3,518	138,996
Interface, Inc.(b)	4,697	66,979
KAR Auction Services, Inc.*	9,607	144,009
Kimball International, Inc., Class B	2,918	29,880
Matthews International Corp., Class A	2,503	86,779
MillerKnoll, Inc.	6,010	228,019
Montrose Environmental Group, Inc.*	1,869	136,867
NL Industries, Inc.	677	4,164
Pitney Bowes, Inc.	14,213	97,075
RR Donnelley & Sons Co.*	5,726	60,467
SP Plus Corp.*	1,869	50,669
Steelcase, Inc., Class A	7,164	80,165
Team, Inc.*	2,131	2,877
Tetra Tech, Inc.	4,358	804,835
UniFirst Corp.	1,219	233,621
US Ecology, Inc.*(b)	2,546	86,742
Viad Corp.*	1,641	69,431
VSE Corp.	855	46,803
		4,110,794
Communications Equipment - 0.6%
ADTRAN, Inc.	3,896	79,400
Aviat Networks, Inc.*	779	24,414
CalAmp Corp.*	2,819	25,878
Calix, Inc.*	4,455	298,307
Cambium Networks Corp.*	859	23,373
Casa Systems, Inc.*(b)	2,536	12,655
Clearfield, Inc.*	920	59,561
Comtech Telecommunications Corp.	2,060	52,303
Digi International, Inc.*	2,729	58,755
DZS, Inc.*	1,358	17,600
EMCORE Corp.*	2,952	21,756
Extreme Networks, Inc.*	9,975	134,662
Harmonic, Inc.*	7,211	77,518
Infinera Corp.*(b)	14,613	118,804
Inseego Corp.*(b)	6,736	43,515
KVH Industries, Inc.*	1,225	12,238
NETGEAR, Inc.*	2,436	65,139
NetScout Systems, Inc.*	5,672	169,593
Plantronics, Inc.*	3,411	87,049
Ribbon Communications, Inc.*	5,683	30,972
Viavi Solutions, Inc.*	18,475	273,615
		1,687,107
Construction & Engineering - 1.2%
Ameresco, Inc., Class A*	2,497	225,554
API Group Corp.*	15,999	372,937
Arcosa, Inc.	3,915	200,331
Argan, Inc.	1,205	47,357
Comfort Systems USA, Inc.	2,882	273,415
Concrete Pumping Holdings, Inc.*	2,085	17,034
Construction Partners, Inc., Class A*	2,350	81,169
Dycom Industries, Inc.*	2,415	225,754
EMCOR Group, Inc.	4,310	514,355
Fluor Corp.*	11,467	253,535
Granite Construction, Inc.	3,698	143,778
Great Lakes Dredge & Dock Corp.*	5,234	77,359
IES Holdings, Inc.*	700	33,593
Infrastructure and Energy Alternatives, Inc.*	2,217	20,973
INNOVATE Corp.*	3,827	14,581
Matrix Service Co.*	2,105	18,292
MYR Group, Inc.*	1,334	147,687
Northwest Pipe Co.*	782	22,506
NV5 Global, Inc.*	1,066	140,179
Primoris Services Corp.	4,322	96,899
Sterling Construction Co., Inc.*	2,248	57,931
Tutor Perini Corp.*	3,332	42,850
WillScot Mobile Mini Holdings Corp.*	16,900	643,721
		3,671,790
Construction Materials - 0.2%
Forterra, Inc.*	2,352	55,954
Summit Materials, Inc., Class A*(b)	9,597	357,968
United States Lime & Minerals, Inc.	167	19,898
		433,820
Consumer Finance - 0.7%
Atlanticus Holdings Corp.*	432	25,674
Curo Group Holdings Corp.	1,702	28,236
Encore Capital Group, Inc.*	2,437	142,175
Enova International, Inc.*	2,932	111,768
EZCORP, Inc., Class A*	3,983	29,474
FirstCash, Inc.	3,209	204,862
Green Dot Corp., Class A*	4,322	155,160

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
LendingClub Corp.*	7,907	258,717
LendingTree, Inc.*	939	106,464
Navient Corp.	13,313	262,665
Nelnet, Inc., Class A	1,370	118,094
Oportun Financial Corp.*	1,685	36,177
PRA Group, Inc.*	3,670	155,828
PROG Holdings, Inc.*	5,357	241,708
Regional Management Corp.	643	36,368
World Acceptance Corp.*	349	71,692
		1,985,062
Containers & Packaging - 0.2%
Greif, Inc., Class A	2,083	126,396
Greif, Inc., Class B	480	28,402
Myers Industries, Inc.	2,918	56,843
O-I Glass, Inc.*	12,768	141,342
Pactiv Evergreen, Inc.	3,476	43,137
Ranpak Holdings Corp.*	3,037	120,356
TriMas Corp.	3,493	115,688
UFP Technologies, Inc.*	560	37,447
		669,611
Distributors - 0.0%(d)
Funko, Inc., Class A*(b)	2,142	35,000
Greenlane Holdings, Inc., Class A*	1,319	1,583
		36,583
Diversified Consumer Services - 0.5%
2U, Inc.*	5,797	137,911
Adtalem Global Education, Inc.*	4,002	118,739
American Public Education, Inc.*	1,504	28,411
Carriage Services, Inc.	1,329	68,763
Coursera, Inc.*	4,665	139,903
European Wax Center, Inc., Class A*	822	22,169
Graham Holdings Co., Class B	313	177,321
Houghton Mifflin Harcourt Co.*	10,274	159,863
Laureate Education, Inc., Class A	8,012	80,120
OneSpaWorld Holdings Ltd.*(b)	4,271	40,276
Perdoceo Education Corp.*	5,684	55,987
PowerSchool Holdings, Inc., Class A*	3,481	69,794
Regis Corp.*	1,910	5,195
StoneMor, Inc.*	2,600	6,396
Strategic Education, Inc.	1,970	105,395
Stride, Inc.*	3,255	111,093
Vivint Smart Home, Inc.*	7,404	78,038
WW International, Inc.*(b)	4,256	71,586
		1,476,960
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,216	36,602
A-Mark Precious Metals, Inc.	705	48,821
Banco Latinoamericano de Comercio Exterior SA, Class E	2,505	40,706
Cannae Holdings, Inc.*	6,845	202,407
Marlin Business Services Corp.	656	15,055
		343,591
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	926	55,708
ATN International, Inc.	898	34,313
Bandwidth, Inc., Class A*(b)	1,866	133,717
Cogent Communications Holdings, Inc.	3,446	258,209
Consolidated Communications Holdings, Inc.*	5,877	44,195
EchoStar Corp., Class A*	3,194	87,420
Globalstar, Inc.*(b)	49,059	68,192
IDT Corp., Class B*	1,618	87,825
Iridium Communications, Inc.*	9,546	367,044
Liberty Latin America Ltd., Class A*	3,381	38,408
Liberty Latin America Ltd., Class C*	12,490	140,388
Ooma, Inc.*	1,757	33,049
Radius Global Infrastructure, Inc.*(b)	4,765	78,622
		1,427,090
Electric Utilities - 0.5%
ALLETE, Inc.	4,245	248,884
MGE Energy, Inc.	2,939	213,342
Otter Tail Corp.	3,325	217,422
PNM Resources, Inc.	6,919	340,691
Portland General Electric Co.	7,274	354,026
Via Renewables, Inc.(b)	969	10,824
		1,385,189

Electrical Equipment - 0.9%
Advent Technologies Holdings, Inc.*(b)	1,273	9,751
Allied Motion Technologies, Inc.	940	37,083
American Superconductor Corp.*	2,231	28,557
Array Technologies, Inc.*	10,321	185,933
Atkore, Inc.*	3,727	396,926
AZZ, Inc.	2,008	104,195
Babcock & Wilcox Enterprises, Inc.*	4,485	40,814
Beam Global*(b)	711	18,870
Blink Charging Co.*(b)	2,951	113,407
Bloom Energy Corp., Class A*(b)	11,253	309,232
Encore Wire Corp.	1,626	228,388
EnerSys	3,466	256,796
Eos Energy Enterprises, Inc.*(b)	3,473	34,556
FTC Solar, Inc.*(b)	1,537	13,157
FuelCell Energy, Inc.*(b)	26,262	227,954
GrafTech International Ltd.	16,451	191,654
Powell Industries, Inc.	736	17,973
Preformed Line Products Co.	238	15,030
Romeo Power, Inc.*(b)	10,177	40,301
Stem, Inc.*	3,917	83,119
Thermon Group Holdings, Inc.*	2,663	45,963
TPI Composites, Inc.*	2,928	52,206
Vicor Corp.*	1,705	244,599
		2,696,464
Electronic Equipment, Instruments & Components - 1.8%
908 Devices, Inc.*	1,044	25,056
Advanced Energy Industries, Inc.	3,109	272,628
Aeva Technologies, Inc.*(b)	6,185	61,541
Akoustis Technologies, Inc.*(b)	3,513	24,380
Arlo Technologies, Inc.*	6,715	52,041
Badger Meter, Inc.	2,361	241,672
Belden, Inc.	3,573	220,347
Benchmark Electronics, Inc.	2,892	68,193
CTS Corp.	2,580	89,887
Daktronics, Inc.*	2,969	14,489
ePlus, Inc.*	1,076	113,507
Fabrinet*	2,988	330,353
FARO Technologies, Inc.*	1,470	102,106
Identiv, Inc.*	1,720	39,543
II-VI, Inc.*	8,452	528,504
Insight Enterprises, Inc.*	2,788	274,953

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Iteris, Inc.*	3,423	15,540
Itron, Inc.*	3,656	226,343
Kimball Electronics, Inc.*	1,945	41,273
Knowles Corp.*	7,186	156,080
Luna Innovations, Inc.*	2,494	20,875
Methode Electronics, Inc.	3,085	137,190
MicroVision, Inc.*(b)	13,283	94,044
Napco Security Technologies, Inc.*	1,172	54,463
nLight, Inc.*	3,437	85,547
Novanta, Inc.*	2,852	460,455
OSI Systems, Inc.*	1,368	124,392
Ouster, Inc.*(b)	2,346	15,953
PAR Technology Corp.*	1,969	103,116
PC Connection, Inc.	896	39,281
Plexus Corp.*	2,261	190,241
Rogers Corp.*	1,512	412,201
Sanmina Corp.*	5,190	189,643
ScanSource, Inc.*	2,030	63,437
TTM Technologies, Inc.*	8,658	119,307
Velodyne Lidar, Inc.*(b)	6,107	33,711
Vishay Intertechnology, Inc.	10,765	219,283
Vishay Precision Group, Inc.*	1,005	34,502
		5,296,077
Energy Equipment & Services - 0.6%
Archrock, Inc.	10,899	80,544
Aspen Aerogels, Inc.*	1,782	101,859
Bristow Group, Inc.*	1,912	56,786
Cactus, Inc., Class A	4,411	161,001
ChampionX Corp.*	16,392	334,561
DMC Global, Inc.*	1,501	54,787
Dril-Quip, Inc.*	2,837	54,215
Expro Group Holdings NV*	2,235	31,312
FTS International, Inc., Class A*	719	18,938
Helix Energy Solutions Group, Inc.*	11,567	35,164
Helmerich & Payne, Inc.	8,510	191,050
Liberty Oilfield Services, Inc., Class A*	7,344	67,565
Nabors Industries Ltd.*	572	46,517
National Energy Services Reunited Corp.*	3,068	30,404
Newpark Resources, Inc.*	7,299	19,926
NexTier Oilfield Solutions, Inc.*	13,977	50,317
Oceaneering International, Inc.*	8,049	86,044
Oil States International, Inc.*	4,897	24,779
Patterson-UTI Energy, Inc.	15,074	106,422
ProPetro Holding Corp.*	6,899	56,710
RPC, Inc.*	5,460	22,004
Select Energy Services, Inc., Class A*	4,984	28,558
Solaris Oilfield Infrastructure, Inc., Class A	2,519	17,230
TETRA Technologies, Inc.*	9,917	25,883
Tidewater, Inc.*	3,316	34,586
US Silica Holdings, Inc.*	5,935	57,570
		1,794,732
Entertainment - 0.7%
AMC Entertainment Holdings, Inc., Class A*(b)	41,736	1,416,521
Chicken Soup For The Soul Entertainment, Inc.*(b)	577	7,587
Cinemark Holdings, Inc.*	8,734	135,552
CuriosityStream, Inc.*(b)	2,102	15,239
Eros STX Global Corp.*	25,670	9,321
IMAX Corp.*	4,027	66,405
Liberty Media Corp.-Liberty Braves, Class A*(b)	809	22,547
Liberty Media Corp.-Liberty Braves, Class C*	2,953	81,237
Lions Gate Entertainment Corp., Class A*	4,706	68,943
Lions Gate Entertainment Corp., Class B*	9,538	130,194
LiveOne, Inc.*	4,708	8,616
Madison Square Garden Entertainment Corp.*(b)	2,110	139,513
Marcus Corp. (The)*	1,845	32,232
		2,133,907
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust	7,019	141,714
Agree Realty Corp.	5,497	371,377
Alexander & Baldwin, Inc.	5,853	128,942
Alexander's, Inc.	173	44,217
American Assets Trust, Inc.	4,033	138,735
American Finance Trust, Inc.	9,571	75,994
Apartment Investment and Management Co., Class A*	12,037	89,194
Apple Hospitality REIT, Inc.	17,326	260,237
Armada Hoffler Properties, Inc.	4,880	68,076
Ashford Hospitality Trust, Inc.*(b)	1,374	14,633
Braemar Hotels & Resorts, Inc.*	4,262	18,582
Brandywine Realty Trust	13,715	176,238
Broadstone Net Lease, Inc.(b)	12,504	312,600
BRT Apartments Corp.	920	17,314
CareTrust REIT, Inc.	7,799	157,618
CatchMark Timber Trust, Inc., Class A	3,953	30,399
Centerspace REIT	1,135	115,986
Chatham Lodging Trust*	3,864	46,020
City Office REIT, Inc.	3,452	57,579
Clipper Realty, Inc.	986	8,618
Columbia Property Trust, Inc.	9,267	177,926
Community Healthcare Trust, Inc.	1,908	82,101
CorePoint Lodging, Inc.*	3,179	49,052
Corporate Office Properties Trust	9,130	234,276
CTO Realty Growth, Inc.	477	26,197
DiamondRock Hospitality Co.*	16,904	147,234
DigitalBridge Group, Inc.*	39,143	311,578
Diversified Healthcare Trust	19,180	53,512
Easterly Government Properties, Inc.	6,808	142,764
EastGroup Properties, Inc.	3,213	654,488
Empire State Realty Trust, Inc., Class A	11,557	105,053
Equity Commonwealth*	9,479	241,241
Essential Properties Realty Trust, Inc.	9,461	255,731
Farmland Partners, Inc.	2,313	26,808
Four Corners Property Trust, Inc.	6,148	166,119
Franklin Street Properties Corp.	8,340	48,038
GEO Group, Inc. (The)	9,498	79,783
Getty Realty Corp.	3,221	98,337
Gladstone Commercial Corp.	2,945	65,438
Gladstone Land Corp.	2,317	66,197
Global Medical REIT, Inc.	4,839	79,069
Global Net Lease, Inc.	8,157	115,829
Healthcare Realty Trust, Inc.	11,761	368,354
Hersha Hospitality Trust*	2,609	23,037

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Independence Realty Trust, Inc.	8,497	208,176
Indus Realty Trust, Inc.	353	26,122
Industrial Logistics Properties Trust	5,251	116,362
Innovative Industrial Properties, Inc.	1,915	491,829
iStar, Inc.(b)	5,599	136,280
Kite Realty Group Trust	17,534	352,784
Lexington Realty Trust(b)	22,174	333,719
LTC Properties, Inc.	3,140	99,726
Macerich Co. (The)	17,284	325,976
Mack-Cali Realty Corp.*	7,099	118,624
Monmouth Real Estate Investment Corp.	7,698	159,887
National Health Investors, Inc.	3,536	184,721
National Storage Affiliates Trust	6,565	402,960
NETSTREIT Corp.	3,207	68,437
NexPoint Residential Trust, Inc.	1,803	134,468
Office Properties Income Trust	3,870	91,835
One Liberty Properties, Inc.(b)	1,295	42,126
Outfront Media, Inc.	11,761	293,907
Paramount Group, Inc.	15,079	120,029
Pebblebrook Hotel Trust	10,506	220,101
Phillips Edison & Co., Inc.	1,515	47,526
Physicians Realty Trust(b)	17,424	310,670
Piedmont Office Realty Trust, Inc., Class A	10,023	174,200
Plymouth Industrial REIT, Inc.	2,366	70,388
Postal Realty Trust, Inc., Class A(b)	997	17,298
PotlatchDeltic Corp.	5,334	288,783
Preferred Apartment Communities, Inc., Class A	4,162	54,855
PS Business Parks, Inc.	1,623	284,350
Retail Opportunity Investments Corp.	9,607	168,699
Retail Value, Inc.	1,410	8,573
RLJ Lodging Trust	13,368	168,303
RPT Realty	6,506	82,756
Ryman Hospitality Properties, Inc.*	4,347	336,458
Sabra Health Care REIT, Inc.	17,803	230,193
Safehold, Inc.	1,446	103,447
Saul Centers, Inc.	956	47,064
Seritage Growth Properties, Class A*(b)	3,018	43,429
Service Properties Trust	13,264	112,877
SITE Centers Corp.	14,003	210,885
STAG Industrial, Inc.	13,197	575,125
Summit Hotel Properties, Inc.*	8,384	75,037
Sunstone Hotel Investors, Inc.*	17,596	191,269
Tanger Factory Outlet Centers, Inc.	8,267	163,769
Terreno Realty Corp.	5,618	427,811
UMH Properties, Inc.	3,430	79,164
Uniti Group, Inc.	15,717	208,565
Universal Health Realty Income Trust	1,037	57,730
Urban Edge Properties	9,347	161,049
Urstadt Biddle Properties, Inc., Class A	2,406	45,425
Washington REIT	6,844	172,469
Whitestone REIT	3,501	32,419
Xenia Hotels & Resorts, Inc.*	9,209	144,305
		14,915,195
Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	2,542	86,377
BJ's Wholesale Club Holdings, Inc.*	11,077	732,744
Chefs' Warehouse, Inc. (The)*	2,539	78,887
HF Foods Group, Inc.*	2,926	20,892
Ingles Markets, Inc., Class A	1,134	87,068
MedAvail Holdings, Inc.*	971	1,680
Natural Grocers by Vitamin Cottage, Inc.	745	9,581
Performance Food Group Co.*	12,252	493,878
PriceSmart, Inc.	1,893	135,766
Rite Aid Corp.*(b)	4,439	54,688
SpartanNash Co.	2,893	69,229
Sprouts Farmers Market, Inc.*	9,270	245,284
United Natural Foods, Inc.*	4,510	224,237
Village Super Market, Inc., Class A	687	14,606
Weis Markets, Inc.	1,329	83,661
		2,338,578
Food Products - 0.7%
AppHarvest, Inc.*(b)	5,638	28,246
B&G Foods, Inc.(b)	5,176	155,953
Calavo Growers, Inc.	1,384	56,107
Cal-Maine Foods, Inc.	2,881	103,889
Fresh Del Monte Produce, Inc.	2,711	67,124
Hostess Brands, Inc.*	10,582	179,788
J & J Snack Foods Corp.	1,189	162,394
John B Sanfilippo & Son, Inc.	717	59,081
Laird Superfood, Inc.*	507	6,758
Lancaster Colony Corp.	1,535	224,417
Landec Corp.*	2,113	16,798
Limoneira Co.	1,267	18,523
Mission Produce, Inc.*(b)	2,996	53,059
Sanderson Farms, Inc.	1,642	308,335
Seneca Foods Corp., Class A*	511	21,825
Simply Good Foods Co. (The)*	6,869	253,947
Tattooed Chef, Inc.*(b)	3,818	61,432
Tootsie Roll Industries, Inc.	1,257	39,533
TreeHouse Foods, Inc.*	4,201	154,177
Utz Brands, Inc.	4,624	65,245
Vital Farms, Inc.*(b)	1,985	33,566
Whole Earth Brands, Inc.*	3,019	31,881
		2,102,078
Gas Utilities - 0.6%
Brookfield Infrastructure Corp., Class A	4,991	295,417
Chesapeake Utilities Corp.	1,393	177,413
New Jersey Resources Corp.	7,809	287,215
Northwest Natural Holding Co.	2,467	106,377
ONE Gas, Inc.	4,262	276,348
South Jersey Industries, Inc.	8,325	195,638
Southwest Gas Holdings, Inc.	4,779	314,506
Spire, Inc.	4,098	245,265
		1,898,179
Health Care Equipment & Supplies - 2.5%
Accelerate Diagnostics, Inc.*(b)	2,666	13,330
Accuray, Inc.*	7,475	35,955
Acutus Medical, Inc.*	1,546	5,102
Alphatec Holdings, Inc.*	5,714	63,425
AngioDynamics, Inc.*	2,990	76,993
Apyx Medical Corp.*	2,518	33,817
Asensus Surgical, Inc.*(b)	18,907	25,335
Aspira Women's Health, Inc.*(b)	5,875	12,220
AtriCure, Inc.*	3,616	229,254
Atrion Corp.	113	80,229

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Avanos Medical, Inc.*	3,887	117,271
Axogen, Inc.*	3,082	29,495
Axonics, Inc.*	3,703	201,480
BioLife Solutions, Inc.*	1,973	75,290
Bioventus, Inc., Class A*	2,336	29,036
Butterfly Network, Inc.*(b)	14,746	103,959
Cardiovascular Systems, Inc.*	3,176	63,520
Cerus Corp.*	13,592	93,649
ClearPoint Neuro, Inc.*(b)	1,539	21,130
CONMED Corp.	2,346	308,405
CryoLife, Inc.*	3,073	52,825
CryoPort, Inc.*	3,278	217,790
Cutera, Inc.*	1,421	49,536
CVRx, Inc.*(b)	656	7,596
CytoSorbents Corp.*(b)	3,332	16,393
DarioHealth Corp.*	1,089	17,021
Eargo, Inc.*	1,596	8,267
Glaukos Corp.*	3,631	156,242
Haemonetics Corp.*	4,077	208,946
Heska Corp.*	791	127,319
Inari Medical, Inc.*	2,747	226,737
Inogen, Inc.*	1,579	48,238
Integer Holdings Corp.*	2,654	211,630
Intersect ENT, Inc.*	2,691	72,038
Invacare Corp.*	2,721	7,456
iRadimed Corp.*	512	23,040
iRhythm Technologies, Inc.*	2,384	251,750
Lantheus Holdings, Inc.*(b)	5,443	145,764
LeMaitre Vascular, Inc.	1,527	71,448
LivaNova plc*	4,320	346,291
Meridian Bioscience, Inc.*	3,446	68,610
Merit Medical Systems, Inc.*	4,148	260,743
Mesa Laboratories, Inc.	401	123,825
Natus Medical, Inc.*	2,725	61,585
Neogen Corp.*	8,700	349,131
Neuronetics, Inc.*	2,062	7,980
NeuroPace, Inc.*	573	5,730
Nevro Corp.*	2,795	243,389
NuVasive, Inc.*	4,180	200,891
OraSure Technologies, Inc.*(b)	5,781	53,937
Ortho Clinical Diagnostics Holdings plc*	8,940	171,112
Orthofix Medical, Inc.*	1,530	46,833
OrthoPediatrics Corp.*	1,115	62,117
Outset Medical, Inc.*	3,697	175,238
PAVmed, Inc.*(b)	5,810	21,323
Pulmonx Corp.*	2,110	68,153
Pulse Biosciences, Inc.*(b)	1,124	22,817
Quotient Ltd.*	6,341	13,443
Retractable Technologies, Inc.*(b)	1,400	12,124
RxSight, Inc.*	673	7,302
SeaSpine Holdings Corp.*	2,566	34,461
Senseonics Holdings, Inc.*(b)	34,872	109,498
Shockwave Medical, Inc.*	2,727	491,514
SI-BONE, Inc.*	2,631	50,647
Sientra, Inc.*	4,643	18,665
Sight Sciences, Inc.*(b)	900	18,855
Silk Road Medical, Inc.*	2,741	111,230
Soliton, Inc.*(b)	942	19,339
STAAR Surgical Co.*	3,840	365,530
Stereotaxis, Inc.*(b)	4,011	23,545
Surmodics, Inc.*	1,093	48,016
Tactile Systems Technology, Inc.*	1,549	30,206
Talis Biomedical Corp.*(b)	1,168	5,466
TransMedics Group, Inc.*	2,095	46,174
Treace Medical Concepts, Inc.*	911	15,769
Utah Medical Products, Inc.	277	30,902
Vapotherm, Inc.*	1,838	40,436
Varex Imaging Corp.*	3,098	88,448
ViewRay, Inc.*	11,185	57,491
Wright Medical Group NV*(e)	8,160	—
Zynex, Inc.*(b)	1,572	20,122
		7,487,819
Health Care Providers & Services - 2.2%
1Life Healthcare, Inc.*	9,422	150,092
Accolade, Inc.*	4,068	104,426
AdaptHealth Corp.*	5,791	113,677
Addus HomeCare Corp.*	1,244	108,502
Agiliti, Inc.*	1,899	39,993
Alignment Healthcare, Inc.*	2,129	34,511
AMN Healthcare Services, Inc.*	3,810	434,378
Apollo Medical Holdings, Inc.*	3,040	284,757
Apria, Inc.*	1,220	34,319
Aveanna Healthcare Holdings, Inc.*	3,188	20,531
Biodesix, Inc.*	993	6,772
Brookdale Senior Living, Inc.*	14,956	87,642
Castle Biosciences, Inc.*	1,722	71,170
Community Health Systems, Inc.*	10,041	120,793
CorVel Corp.*	713	134,044
Covetrus, Inc.*	8,364	150,385
Cross Country Healthcare, Inc.*	2,901	75,890
Ensign Group, Inc. (The)	4,247	324,174
Fulgent Genetics, Inc.*(b)	1,671	156,272
Hanger, Inc.*	3,031	51,133
HealthEquity, Inc.*(b)	6,611	361,489
InfuSystem Holdings, Inc.*	1,464	24,229
Innovage Holding Corp.*	1,481	11,804
Joint Corp. (The)*	1,118	89,351
LHC Group, Inc.*	2,468	283,129
LifeStance Health Group, Inc.*(b)	3,756	29,823
Magellan Health, Inc.*	1,918	181,807
MEDNAX, Inc.*	6,152	151,093
ModivCare, Inc.*	1,007	137,989
National HealthCare Corp.	1,015	65,457
National Research Corp.	1,130	45,256
Ontrak, Inc.*(b)	730	4,431
Option Care Health, Inc.*	12,096	306,150
Owens & Minor, Inc.	5,861	234,440
Patterson Cos., Inc.	6,925	217,930
Pennant Group, Inc. (The)*	2,071	42,103
PetIQ, Inc.*	2,174	43,415
Privia Health Group, Inc.*	1,627	37,584
Progyny, Inc.*	5,097	258,775
R1 RCM, Inc.*	9,600	228,672
RadNet, Inc.*	3,669	98,916
Select Medical Holdings Corp.	8,929	239,744
Sharps Compliance Corp.*	1,181	8,716
SOC Telemed, Inc.*(b)	4,909	9,965
Surgery Partners, Inc.*	2,561	113,606
Tenet Healthcare Corp.*	8,583	625,443
Tivity Health, Inc.*	3,554	84,656
Triple-S Management Corp.*	1,838	65,286
US Physical Therapy, Inc.	1,032	88,731
Viemed Healthcare, Inc.*	2,861	14,448
		6,607,899

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Health Care Technology - 0.9%
Allscripts Healthcare Solutions, Inc.*	10,016	166,566
American Well Corp., Class A*	14,785	96,102
Castlight Health, Inc., Class B*	9,824	15,031
Computer Programs and Systems, Inc.*	1,139	33,566
Convey Health Solutions Holdings, Inc.*	1,088	7,094
Evolent Health, Inc., Class A*	6,256	162,656
Forian, Inc.	1,522	13,059
Health Catalyst, Inc.*	4,052	175,816
HealthStream, Inc.*	2,042	47,415
iCAD, Inc.*	1,769	13,038
Inspire Medical Systems, Inc.*	2,173	485,166
Multiplan Corp.*(b)	18,348	74,126
NantHealth, Inc.*(b)	2,175	2,436
NextGen Healthcare, Inc.*	4,538	70,339
Omnicell, Inc.*	3,477	615,429
OptimizeRx Corp.*	1,387	90,155
Phreesia, Inc.*	3,950	227,836
Schrodinger, Inc.*	3,661	143,438
Simulations Plus, Inc.(b)	1,236	58,055
Tabula Rasa HealthCare, Inc.*	1,811	20,591
Vocera Communications, Inc.*	2,786	162,535
		2,680,449
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment, Inc.*	4,552	57,947
Bally's Corp.*	2,638	101,141
Biglari Holdings, Inc., Class B*	65	9,222
BJ's Restaurants, Inc.*	1,821	54,375
Bloomin' Brands, Inc.*	7,157	126,464
Bluegreen Vacations Holding Corp.*	1,222	36,330
Brinker International, Inc.*	3,671	127,017
Carrols Restaurant Group, Inc.	2,702	7,728
Century Casinos, Inc.*	2,201	28,723
Cheesecake Factory, Inc. (The)*	3,723	142,665
Chuy's Holdings, Inc.*	1,608	46,085
Cracker Barrel Old Country Store, Inc.	1,917	233,912
Dave & Buster's Entertainment, Inc.*	3,493	113,453
Del Taco Restaurants, Inc.	2,413	18,484
Denny's Corp.*	5,063	70,123
Dine Brands Global, Inc.*	1,317	94,587
Drive Shack, Inc.*	6,676	11,416
El Pollo Loco Holdings, Inc.*	1,539	19,422
Esports Technologies, Inc.*(b)	895	25,901
Everi Holdings, Inc.*	6,905	143,210
F45 Training Holdings, Inc.*(b)	1,657	17,631
Fiesta Restaurant Group, Inc.*	1,427	13,314
Full House Resorts, Inc.*	2,643	23,681
GAN Ltd.*	3,242	31,350
Golden Entertainment, Inc.*	1,387	63,677
Golden Nugget Online Gaming, Inc.*	3,223	40,191
Hall of Fame Resort & Entertainment Co.*(b)	4,444	8,266
Hilton Grand Vacations, Inc.*	6,915	328,463
International Game Technology plc(b)	8,080	218,322
Jack in the Box, Inc.	1,763	145,624
Krispy Kreme, Inc.(b)	1,775	25,826
Kura Sushi USA, Inc., Class A*	324	20,606
Lindblad Expeditions Holdings, Inc.*	2,479	34,731
Monarch Casino & Resort, Inc.*	1,046	70,469
Nathan's Famous, Inc.	230	14,154
NEOGAMES SA*	451	15,027
Noodles & Co.*	3,287	33,823
ONE Group Hospitality, Inc. (The)*	1,675	21,959
Papa John's International, Inc.	2,673	325,892
PlayAGS, Inc.*	2,220	15,984
RCI Hospitality Holdings, Inc.	675	42,734
Red Robin Gourmet Burgers, Inc.*	1,258	20,506
Red Rock Resorts, Inc., Class A	4,980	236,749
Rush Street Interactive, Inc.*	4,355	77,693
Ruth's Hospitality Group, Inc.*	2,719	46,223
Scientific Games Corp.*	7,772	496,786
SeaWorld Entertainment, Inc.*	4,162	245,516
Shake Shack, Inc., Class A*	3,025	220,795
Target Hospitality Corp.*	2,015	7,435
Texas Roadhouse, Inc.	5,657	469,192
Wingstop, Inc.	2,412	387,367
Xponential Fitness, Inc., Class A*	751	14,607
		5,202,798
Household Durables - 1.5%
Aterian, Inc.*(b)	2,097	10,233
Bassett Furniture Industries, Inc.	741	11,293
Beazer Homes USA, Inc.*	2,366	46,468
Casper Sleep, Inc.*(b)	2,346	15,343
Cavco Industries, Inc.*	746	221,928
Century Communities, Inc.	2,426	172,416
Ethan Allen Interiors, Inc.	1,821	40,972
Flexsteel Industries, Inc.	537	15,240
GoPro, Inc., Class A*	10,199	101,990
Green Brick Partners, Inc.*(b)	2,482	61,926
Hamilton Beach Brands Holding Co., Class A	600	9,000
Helen of Troy Ltd.*(b)	1,948	468,494
Hooker Furnishings Corp.	948	22,506
Hovnanian Enterprises, Inc., Class A*(b)	414	39,541
Installed Building Products, Inc.	1,917	247,466
iRobot Corp.*	2,259	171,481
KB Home	6,762	270,412
Landsea Homes Corp.*	868	6,588
La-Z-Boy, Inc.	3,630	121,206
Legacy Housing Corp.*	650	16,231
LGI Homes, Inc.*	1,770	254,278
Lifetime Brands, Inc.	1,019	16,549
Lovesac Co. (The)*	1,032	65,305
M/I Homes, Inc.*	2,310	129,106
MDC Holdings, Inc.	4,622	221,116
Meritage Homes Corp.*	3,028	341,740
Purple Innovation, Inc.*	4,654	48,029
Skyline Champion Corp.*	4,246	332,249
Snap One Holdings Corp.*	1,073	23,542
Sonos, Inc.*	9,714	307,448
Taylor Morrison Home Corp.*	9,858	306,189
Traeger, Inc.*	1,823	23,535
Tri Pointe Homes, Inc.*	9,131	228,001
Tupperware Brands Corp.*	4,008	62,685
Universal Electronics, Inc.*	1,056	38,227
VOXX International Corp.*	1,257	12,935
Vuzix Corp.*(b)	4,742	51,071

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Weber, Inc., Class A*(b)	1,375	18,508
		4,551,247
Household Products - 0.2%
Central Garden & Pet Co.*	798	38,448
Central Garden & Pet Co., Class A*	3,270	141,755
Energizer Holdings, Inc.	5,501	204,582
Oil-Dri Corp. of America	421	14,019
WD-40 Co.	1,104	247,682
		646,486
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class A	2,817	97,271
Clearway Energy, Inc., Class C, Class C	6,627	247,320
Ormat Technologies, Inc.(b)	3,659	276,254
Sunnova Energy International, Inc.*	6,940	256,572
		877,417
Insurance - 1.5%
Ambac Financial Group, Inc.*	3,677	54,934
American Equity Investment Life Holding Co.	6,689	224,951
American National Group, Inc.	602	113,929
AMERISAFE, Inc.	1,549	82,236
Argo Group International Holdings Ltd.	2,562	139,065
Bright Health Group, Inc.*(b)	4,290	14,286
BRP Group, Inc., Class A*	3,782	140,085
Citizens, Inc.*(b)	4,034	22,873
CNO Financial Group, Inc.	10,305	233,511
Crawford & Co., Class A	1,315	9,586
Donegal Group, Inc., Class A	1,194	16,238
eHealth, Inc.*	1,973	43,564
Employers Holdings, Inc.	2,299	88,764
Enstar Group Ltd.*	1,003	223,769
Genworth Financial, Inc., Class A*	40,871	156,127
Goosehead Insurance, Inc., Class A	1,431	187,919
Greenlight Capital Re Ltd., Class A*	2,124	14,358
HCI Group, Inc.	458	50,563
Heritage Insurance Holdings, Inc.	2,088	13,906
Horace Mann Educators Corp.	3,372	125,000
Independence Holding Co.	346	19,549
Investors Title Co.	105	22,680
James River Group Holdings Ltd.	2,963	78,342
Kinsale Capital Group, Inc.	1,738	361,504
Maiden Holdings Ltd.*	5,618	16,854
MBIA, Inc.*	3,874	45,558
MetroMile, Inc.*(b)	3,134	7,960
National Western Life Group, Inc., Class A	207	42,156
NI Holdings, Inc.*	693	12,848
Palomar Holdings, Inc.*(b)	1,986	145,137
ProAssurance Corp.	4,343	99,889
RLI Corp.	3,234	332,391
Safety Insurance Group, Inc.	1,170	90,406
Selective Insurance Group, Inc.	4,800	362,592
Selectquote, Inc.*	10,831	97,479
SiriusPoint Ltd.*	7,154	55,086
State Auto Financial Corp.	1,427	73,434
Stewart Information Services Corp.	2,157	153,622
Tiptree, Inc.	1,871	24,379
Trean Insurance Group, Inc.*	1,426	11,993
Trupanion, Inc.*	3,086	380,566
United Fire Group, Inc.	1,699	35,543
United Insurance Holdings Corp.	1,643	6,786
Universal Insurance Holdings, Inc.	2,191	33,018
		4,465,436
Interactive Media & Services - 0.5%
Cargurus, Inc.*	7,627	286,013
Cars.com, Inc.*	5,531	92,257
Eventbrite, Inc., Class A*	6,065	91,581
EverQuote, Inc., Class A*	1,548	20,403
fuboTV, Inc.*(b)	10,621	208,384
Liberty TripAdvisor Holdings, Inc., Class A*	5,889	12,720
MediaAlpha, Inc., Class A*	1,714	26,430
Outbrain, Inc.*	652	9,839
QuinStreet, Inc.*	4,011	61,408
TrueCar, Inc.*	7,704	25,346
Yelp, Inc.*	5,784	198,276
Ziff Davis, Inc.*	3,513	400,025
		1,432,682
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A*	2,153	64,116
1stdibs.com, Inc.*(b)	544	7,012
CarParts.com, Inc.*	3,951	48,874
Duluth Holdings, Inc., Class B*	981	13,607
Groupon, Inc.*	1,905	39,357
Lands' End, Inc.*	1,160	26,692
Liquidity Services, Inc.*	2,142	48,559
Overstock.com, Inc.*	3,474	310,089
PetMed Express, Inc.(b)	1,593	43,585
Porch Group, Inc.*	6,230	131,079
Quotient Technology, Inc.*	7,177	50,311
RealReal, Inc. (The)*	6,353	98,916
Revolve Group, Inc.*	2,902	221,045
Shutterstock, Inc.	1,891	215,593
Stitch Fix, Inc., Class A*	4,768	118,723
Xometry, Inc., Class A*(b)	652	32,411
		1,469,969
IT Services - 1.2%
BigCommerce Holdings, Inc., Series 1*	3,910	177,006
BM Technologies, Inc.*(b)	696	8,387
Brightcove, Inc.*	3,287	31,654
Cantaloupe, Inc.*(b)	4,708	42,466
Cass Information Systems, Inc.	1,150	46,184
Conduent, Inc.*	13,512	68,100
CSG Systems International, Inc.	2,630	138,627
DigitalOcean Holdings, Inc.*(b)	4,001	403,341
EVERTEC, Inc.	4,894	205,499
Evo Payments, Inc., Class A*	3,821	81,349
ExlService Holdings, Inc.*	2,652	344,415
Flywire Corp.*	979	39,787
GreenBox POS*(b)	1,477	7,695
GreenSky, Inc., Class A*	5,799	65,761
Grid Dynamics Holdings, Inc.*	3,405	133,578
Hackett Group, Inc. (The)	1,985	40,613
I3 Verticals, Inc., Class A*	1,729	32,246
IBEX Holdings Ltd.*	458	6,057
International Money Express, Inc.*	2,584	39,044
Limelight Networks, Inc.*	10,099	27,772
LiveRamp Holdings, Inc.*	5,339	250,559
Maximus, Inc.	4,956	373,930
MoneyGram International, Inc.*	7,236	42,909
Paya Holdings, Inc.*(b)	6,643	42,781

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Perficient, Inc.*	2,630	360,389
Priority Technology Holdings, Inc.*	806	5,207
Rackspace Technology, Inc.*	4,408	62,858
Repay Holdings Corp.*	7,000	114,520
StarTek, Inc.*	1,361	5,471
TTEC Holdings, Inc.	1,494	126,079
Tucows, Inc., Class A*(b)	787	64,007
Unisys Corp.*	5,305	96,339
Verra Mobility Corp.*(b)	10,835	155,916
		3,640,546
Leisure Products - 0.4%
Acushnet Holdings Corp.	2,771	150,687
American Outdoor Brands, Inc.*	1,139	26,869
AMMO, Inc.*(b)	6,958	43,140
Callaway Golf Co.*	9,353	252,157
Clarus Corp.	1,950	51,460
Escalade, Inc.	817	13,897
Genius Brands International, Inc.*(b)	22,808	28,282
Johnson Outdoors, Inc., Class A	422	43,905
Latham Group, Inc.*	1,876	48,345
Malibu Boats, Inc., Class A*	1,674	116,293
Marine Products Corp.	659	7,789
MasterCraft Boat Holdings, Inc.*	1,518	41,532
Nautilus, Inc.*(b)	2,435	16,680
Smith & Wesson Brands, Inc.	3,873	88,111
Sturm Ruger & Co., Inc.	1,388	99,506
Vista Outdoor, Inc.*	4,647	202,934
		1,231,587
Life Sciences Tools & Services - 0.7%
Absci Corp.*(b)	1,121	11,827
Akoya Biosciences, Inc.*	625	8,112
Alpha Teknova, Inc.*	562	12,566
Berkeley Lights, Inc.*	3,923	81,873
Bionano Genomics, Inc.*(b)	22,730	88,874
ChromaDex Corp.*(b)	3,787	17,761
Codex DNA, Inc.*(b)	627	4,289
Codexis, Inc.*	4,864	168,829
Cytek Biosciences, Inc.*	1,297	26,160
Fluidigm Corp.*	6,157	28,384
Harvard Bioscience, Inc.*(b)	3,175	21,241
Inotiv, Inc.*	1,042	54,184
MaxCyte, Inc.*	1,266	12,635
Medpace Holdings, Inc.*	2,343	485,962
NanoString Technologies, Inc.*	3,666	150,673
NeoGenomics, Inc.*	9,162	313,890
Pacific Biosciences of California, Inc.*	15,700	364,397
Personalis, Inc.*	2,910	39,430
Quanterix Corp.*	2,494	99,685
Rapid Micro Biosystems, Inc., Class A*	643	7,922
Seer, Inc.*(b)	3,362	75,006
Singular Genomics Systems, Inc.*	957	10,929
		2,084,629
Machinery - 2.9%
AgEagle Aerial Systems, Inc.*(b)	5,484	12,394
Alamo Group, Inc.	804	114,345
Albany International Corp., Class A	2,487	201,273
Altra Industrial Motion Corp.	5,236	275,990
Astec Industries, Inc.	1,833	114,892
Barnes Group, Inc.	3,826	166,240
Blue Bird Corp.*	1,277	25,846
Chart Industries, Inc.*	2,947	514,399
CIRCOR International, Inc.*	1,488	40,102
Columbus McKinnon Corp.	2,250	99,945
Commercial Vehicle Group, Inc.*	2,590	21,730
Desktop Metal, Inc., Class A*(b)	15,133	98,667
Douglas Dynamics, Inc.	1,825	72,544
Energy Recovery, Inc.*	3,407	72,399
Enerpac Tool Group Corp.	4,883	103,080
EnPro Industries, Inc.	1,669	170,238
ESCO Technologies, Inc.	2,067	168,957
Evoqua Water Technologies Corp.*	9,353	420,698
Federal Signal Corp.	4,870	206,634
Franklin Electric Co., Inc.	3,744	329,659
Gorman-Rupp Co. (The)	1,840	79,543
Greenbrier Cos., Inc. (The)	2,577	103,054
Helios Technologies, Inc.	2,613	262,162
Hillenbrand, Inc.	5,897	263,006
Hydrofarm Holdings Group, Inc.*	3,146	103,818
Hyliion Holdings Corp.*(b)	9,474	62,813
Hyster-Yale Materials Handling, Inc.	807	31,683
Ideanomics, Inc.*(b)	33,427	53,817
John Bean Technologies Corp.	2,525	398,369
Kadant, Inc.	931	218,282
Kennametal, Inc.	6,756	238,960
Lindsay Corp.	882	128,349
Luxfer Holdings plc	2,225	42,231
Manitowoc Co., Inc. (The)*	2,771	52,815
Mayville Engineering Co., Inc.*	724	10,751
Meritor, Inc.*	5,484	138,690
Miller Industries, Inc.	889	29,079
Mueller Industries, Inc.	4,541	251,254
Mueller Water Products, Inc., Class A	12,715	173,433
Nikola Corp.*(b)	18,184	185,840
NN, Inc.*	3,447	15,339
Omega Flex, Inc.	251	29,613
Park-Ohio Holdings Corp.	687	14,503
Proto Labs, Inc.*	2,245	112,519
RBC Bearings, Inc.*(b)	2,260	446,779
REV Group, Inc.	2,299	36,094
Shyft Group, Inc. (The)	2,798	136,011
SPX Corp.*	3,537	205,677
SPX FLOW, Inc.	3,357	280,343
Standex International Corp.	977	100,641
Tennant Co.	1,492	117,361
Terex Corp.	5,529	234,319
Titan International, Inc.*	4,128	28,442
Trinity Industries, Inc.	6,369	168,779
Wabash National Corp.	4,036	67,401
Watts Water Technologies, Inc., Class A	2,223	419,502
Welbilt, Inc.*	10,566	248,935
		8,720,239
Marine - 0.1%
Costamare, Inc.	4,266	51,192
Eagle Bulk Shipping, Inc.(b)	722	28,930
Genco Shipping & Trading Ltd.	2,598	40,035
Matson, Inc.	3,473	283,154
Safe Bulkers, Inc.*	5,030	18,209
		421,520
Media - 0.8%
Advantage Solutions, Inc.*(b)	6,174	44,638

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
AMC Networks, Inc., Class A*	2,352	90,811
Boston Omaha Corp., Class A*	1,426	40,855
Cardlytics, Inc.*(b)	2,584	174,627
Clear Channel Outdoor Holdings, Inc.*	29,349	90,101
comScore, Inc.*	5,659	19,637
Daily Journal Corp.*	98	35,703
Digital Media Solutions, Inc.*	262	1,184
Emerald Holding, Inc.*	1,934	7,639
Entercom Communications Corp.*	9,533	23,546
Entravision Communications Corp., Class A	4,862	36,125
EW Scripps Co. (The), Class A	4,630	85,794
Fluent, Inc.*	3,504	6,517
Gannett Co., Inc.*	11,360	58,050
Gray Television, Inc.	6,906	142,402
Hemisphere Media Group, Inc.*	1,308	9,941
iHeartMedia, Inc., Class A*	9,050	177,470
Integral Ad Science Holding Corp.*	1,363	30,586
John Wiley & Sons, Inc., Class A	3,485	181,150
Magnite, Inc.*	10,482	184,798
Meredith Corp.*	3,224	190,216
National CineMedia, Inc.	4,858	13,602
Scholastic Corp.	2,131	80,211
Sinclair Broadcast Group, Inc., Class A	3,711	86,578
Stagwell, Inc.*	4,983	38,469
TechTarget, Inc.*	2,062	199,251
TEGNA, Inc.	17,870	352,932
Thryv Holdings, Inc.*	619	24,197
WideOpenWest, Inc.*	4,236	78,790
		2,505,820
Metals & Mining - 0.9%
Allegheny Technologies, Inc.*	10,294	146,587
Arconic Corp.*	8,921	238,369
Carpenter Technology Corp.	3,852	105,853
Century Aluminum Co.*	4,150	54,904
Coeur Mining, Inc.*	20,662	115,707
Commercial Metals Co.	9,705	299,884
Compass Minerals International, Inc.	2,764	134,469
Constellium SE*	9,921	174,312
Gatos Silver, Inc.*	3,743	50,568
Haynes International, Inc.	1,010	40,471
Hecla Mining Co.	42,961	238,004
Kaiser Aluminum Corp.	1,277	113,947
Materion Corp.	1,647	139,435
MP Materials Corp.*(b)	5,892	258,894
Novagold Resources, Inc.*	19,169	129,391
Olympic Steel, Inc.	757	15,405
Perpetua Resources Corp.*	2,166	10,938
PolyMet Mining Corp.*	2,334	7,025
Ryerson Holding Corp.	1,327	31,092
Schnitzer Steel Industries, Inc., Class A	2,095	100,769
SunCoke Energy, Inc.	6,719	40,919
TimkenSteel Corp.*	3,711	53,142
Warrior Met Coal, Inc.	4,161	89,420
Worthington Industries, Inc.	2,731	131,033
		2,720,538
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AFC Gamma, Inc.	719	15,552
Angel Oak Mortgage, Inc.(b)	588	9,590
Apollo Commercial Real Estate Finance, Inc.	11,340	153,430
Arbor Realty Trust, Inc.(b)	10,979	192,681
Ares Commercial Real Estate Corp.	3,536	52,050
ARMOUR Residential REIT, Inc.	6,665	65,250
Blackstone Mortgage Trust, Inc., Class A	12,714	381,420
BrightSpire Capital, Inc.	6,816	63,730
Broadmark Realty Capital, Inc.	10,381	93,429
Chimera Investment Corp.	19,042	302,768
Dynex Capital, Inc.(b)	2,752	46,013
Ellington Financial, Inc.	3,772	62,502
Franklin BSP Realty Trust, Inc.*	2,534	38,872
Granite Point Mortgage Trust, Inc.	4,424	54,548
Great Ajax Corp.	1,753	22,158
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,195	352,372
Invesco Mortgage Capital, Inc.(b)	23,581	70,743
KKR Real Estate Finance Trust, Inc.	2,611	53,865
Ladder Capital Corp.	9,184	104,606
MFA Financial, Inc.	35,777	153,483
New York Mortgage Trust, Inc.	30,683	114,448
Orchid Island Capital, Inc.(b)	9,988	45,146
PennyMac Mortgage Investment Trust	7,920	137,570
Ready Capital Corp.	4,671	71,747
Redwood Trust, Inc.	9,134	117,098
TPG RE Finance Trust, Inc.	4,852	59,194
Two Harbors Investment Corp.	25,368	149,164
		2,983,429
Multiline Retail - 0.4%
Big Lots, Inc.	2,769	120,119
Dillard's, Inc., Class A	487	133,389
Franchise Group, Inc.	2,284	109,061
Macy's, Inc.	25,355	722,618
		1,085,187
Multi-Utilities - 0.3%
Avista Corp.	5,604	215,810
Black Hills Corp.	5,096	326,756
NorthWestern Corp.	4,181	231,209
Unitil Corp.	1,261	52,256
		826,031
Oil, Gas & Consumable Fuels - 2.9%
Aemetis, Inc.*	2,184	40,972
Alto Ingredients, Inc.*	5,780	30,114
Altus Midstream Co.(b)	264	16,732
Antero Resources Corp.*	23,125	406,075
Arch Resources, Inc.	1,222	94,693
Berry Corp.	5,450	44,363
Brigham Minerals, Inc., Class A	3,527	73,221
California Resources Corp.	6,677	260,870
Callon Petroleum Co.*	3,224	163,908
Centennial Resource Development, Inc., Class A*	14,632	91,157
Centrus Energy Corp., Class A*	784	43,504
Chesapeake Energy Corp.	8,481	504,959
Civitas Resources, Inc.	3,977	203,264
Clean Energy Fuels Corp.*(b)	12,536	89,883
CNX Resources Corp.*	17,479	238,414
Comstock Resources, Inc.*	7,400	59,866
CONSOL Energy, Inc.*	2,768	60,758
Contango Oil & Gas Co.*	11,870	41,308

See accompanying notes to the financial statements.

Ultra Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
CVR Energy, Inc.	2,392	37,339
Delek US Holdings, Inc.*	5,306	83,198
Denbury, Inc.*	4,077	324,611
DHT Holdings, Inc.	11,457	63,586
Dorian LPG Ltd.	2,509	30,886
Earthstone Energy, Inc., Class A*	1,936	19,786
Energy Fuels, Inc.*	11,939	103,989
Equitrans Midstream Corp.	33,051	317,951
Falcon Minerals Corp.	3,181	14,760
Frontline Ltd.*(b)	9,652	66,116
Gevo, Inc.*(b)	15,773	90,695
Golar LNG Ltd.*	8,308	98,034
Green Plains, Inc.*	3,858	149,112
HighPeak Energy, Inc.(b)	402	5,463
International Seaways, Inc.	3,713	54,210
Kosmos Energy Ltd.*	32,744	119,843
Laredo Petroleum, Inc.*	1,017	59,901
Magnolia Oil & Gas Corp., Class A	11,251	213,431
Matador Resources Co.	8,949	351,427
Murphy Oil Corp.	11,842	314,760
Nordic American Tankers Ltd.(b)	12,297	24,348
Northern Oil and Gas, Inc.	4,231	86,228
Oasis Petroleum, Inc.	1,631	195,557
Ovintiv, Inc.	21,175	736,043
Par Pacific Holdings, Inc.*	3,612	48,906
PBF Energy, Inc., Class A*	7,784	97,533
PDC Energy, Inc.	8,034	405,155
Peabody Energy Corp.*	6,506	64,800
Range Resources Corp.*	19,322	377,938
Ranger Oil Corp.*	1,245	33,515
Renewable Energy Group, Inc.*	3,618	172,868
REX American Resources Corp.*	429	39,039
Riley Exploration Permian, Inc.	202	3,549
Scorpio Tankers, Inc.	3,937	54,764
SFL Corp. Ltd.	8,448	70,456
SM Energy Co.	9,697	281,213
Southwestern Energy Co.*	54,768	245,361
Talos Energy, Inc.*	2,979	29,701
Teekay Corp.*	5,613	18,635
Teekay Tankers Ltd., Class A*	1,927	21,640
Tellurian, Inc.*	29,018	94,599
Uranium Energy Corp.*(b)	18,649	73,104
Ur-Energy, Inc.*	14,529	21,648
W&T Offshore, Inc.*	7,584	26,089
Whiting Petroleum Corp.*	3,183	205,908
World Fuel Services Corp.	5,041	125,975
		8,537,731
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,333	53,653
Glatfelter Corp.	3,538	58,271
Neenah, Inc.	1,363	63,366
Schweitzer-Mauduit International, Inc.	2,530	72,611
Verso Corp., Class A	2,180	46,085
		293,986
Personal Products - 0.4%
Beauty Health Co. (The)*	7,048	182,966
BellRing Brands, Inc., Class A*	3,219	69,273
Edgewell Personal Care Co.	4,391	186,442
elf Beauty, Inc.*	3,894	117,287
Honest Co., Inc. (The)*	2,005	17,123
Inter Parfums, Inc.	1,445	126,914
Medifast, Inc.	941	193,601
Nature's Sunshine Products, Inc.	956	16,252
Nu Skin Enterprises, Inc., Class A	4,016	176,222
Revlon, Inc., Class A*(b)	572	6,504
USANA Health Sciences, Inc.*	1,008	100,518
Veru, Inc.*(b)	5,204	39,030
		1,232,132
Pharmaceuticals - 1.1%
9 Meters Biopharma, Inc.*(b)	18,052	18,774
Aclaris Therapeutics, Inc.*(b)	4,121	52,749
Aerie Pharmaceuticals, Inc.*	3,421	34,552
Amneal Pharmaceuticals, Inc.*	8,058	33,682
Amphastar Pharmaceuticals, Inc.*	2,990	58,484
Ampio Pharmaceuticals, Inc.*(b)	15,745	17,792
Angion Biomedica Corp.*	1,740	6,264
ANI Pharmaceuticals, Inc.*	791	32,542
Antares Pharma, Inc.*	13,469	43,505
Arvinas, Inc.*	3,523	266,374
Atea Pharmaceuticals, Inc.*	5,211	42,157
Athira Pharma, Inc.*(b)	2,606	35,129
Axsome Therapeutics, Inc.*(b)	2,234	77,162
BioDelivery Sciences International, Inc.*	7,526	20,922
Cara Therapeutics, Inc.*	3,590	47,316
Cassava Sciences, Inc.*(b)	3,086	165,070
Citius Pharmaceuticals, Inc.*(b)	9,176	15,507
Collegium Pharmaceutical, Inc.*	2,844	49,998
Corcept Therapeutics, Inc.*	7,808	163,968
CorMedix, Inc.*(b)	3,062	15,249
Cymabay Therapeutics, Inc.*(b)	5,602	18,543
Cyteir Therapeutics, Inc.*(b)	675	11,212
Durect Corp.*(b)	18,280	18,094
Edgewise Therapeutics, Inc.*(b)	1,032	17,977
Endo International plc*	18,522	103,723
Esperion Therapeutics, Inc.*(b)	2,121	18,516
Evolus, Inc.*	2,635	14,598
EyePoint Pharmaceuticals, Inc.*(b)	1,708	26,986
Fulcrum Therapeutics, Inc.*	2,153	31,219
Harmony Biosciences Holdings, Inc.*	1,806	61,567
Ikena Oncology, Inc.*(b)	839	12,002
Innoviva, Inc.*	3,504	58,587
Intra-Cellular Therapies, Inc.*	5,700	230,736
Kala Pharmaceuticals, Inc.*(b)	3,907	7,423
Kaleido Biosciences, Inc.*(b)	1,566	5,622
KemPharm, Inc.*(b)	2,310	18,087
Landos Biopharma, Inc.*	378	2,733
Marinus Pharmaceuticals, Inc.*	2,985	33,163
Mind Medicine MindMed, Inc.*(b)	28,116	55,670
NGM Biopharmaceuticals, Inc.*	2,541	45,789
Nuvation Bio, Inc.*	5,391	48,357
Ocular Therapeutix, Inc.*	6,194	42,367
Omeros Corp.*(b)	4,866	35,035
Oramed Pharmaceuticals, Inc.*(b)	2,449	47,070
Pacira BioSciences, Inc.*	3,527	185,591
Paratek Pharmaceuticals, Inc.*	3,848	16,239
Phathom Pharmaceuticals, Inc.*	1,637	29,368
Phibro Animal Health Corp., Class A	1,652	32,363
Pliant Therapeutics, Inc.*	1,944	27,566
Prestige Consumer Healthcare, Inc.*	4,042	226,150
Provention Bio, Inc.*(b)	4,482	30,926
Rain Therapeutics, Inc.*(b)	611	7,906
Reata Pharmaceuticals, Inc., Class A*	2,220	190,032

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Relmada Therapeutics, Inc.*	1,265	22,593
Revance Therapeutics, Inc.*	5,672	77,593
Seelos Therapeutics, Inc.*(b)	7,939	13,734
SIGA Technologies, Inc.*	3,934	32,101
Supernus Pharmaceuticals, Inc.*	3,961	118,711
Tarsus Pharmaceuticals, Inc.*(b)	681	18,115
Terns Pharmaceuticals, Inc.*(b)	1,109	8,373
TherapeuticsMD, Inc.*(b)	31,504	15,594
Theravance Biopharma, Inc.*	4,842	40,673
Verrica Pharmaceuticals, Inc.*	1,058	10,950
WaVe Life Sciences Ltd.*	3,088	12,043
Zogenix, Inc.*	4,532	50,985
		3,329,878
Professional Services - 1.4%
Acacia Research Corp.*	3,962	19,414
ASGN, Inc.*	4,194	510,326
Atlas Technical Consultants, Inc.*(b)	1,129	10,353
Barrett Business Services, Inc.	604	42,636
CBIZ, Inc.*	4,044	145,705
CRA International, Inc.	573	52,756
Exponent, Inc.	4,197	488,951
First Advantage Corp.*	3,615	62,684
Forrester Research, Inc.*	911	51,417
Franklin Covey Co.*	1,007	44,288
Heidrick & Struggles International, Inc.	1,561	67,388
HireQuest, Inc.(b)	410	9,348
Huron Consulting Group, Inc.*	1,806	82,516
ICF International, Inc.	1,490	144,143
Insperity, Inc.	2,934	339,581
KBR, Inc.	11,430	502,920
Kelly Services, Inc., Class A	2,837	47,832
Kforce, Inc.	1,638	125,520
Korn Ferry	4,445	323,329
ManTech International Corp., Class A	2,215	150,509
Mistras Group, Inc.*	1,613	12,856
Resources Connection, Inc.	2,549	43,792
TriNet Group, Inc.*	3,275	328,483
TrueBlue, Inc.*	2,819	73,350
Upwork, Inc.*	9,535	355,274
Willdan Group, Inc.*	900	36,009
		4,071,380
Real Estate Management & Development - 0.6%
Cushman & Wakefield plc*	11,212	198,228
eXp World Holdings, Inc.	5,073	186,230
Fathom Holdings, Inc.*(b)	417	9,837
Forestar Group, Inc.*	1,378	27,312
FRP Holdings, Inc.*	540	31,666
Kennedy-Wilson Holdings, Inc.	9,704	210,480
Marcus & Millichap, Inc.*	1,918	82,186
Newmark Group, Inc., Class A	12,058	193,651
Rafael Holdings, Inc., Class B*	788	4,326
RE/MAX Holdings, Inc., Class A	1,492	41,015
Realogy Holdings Corp.*	9,303	141,313
Redfin Corp.*(b)	8,221	334,513
RMR Group, Inc. (The), Class A	1,233	40,282
St Joe Co. (The)	2,693	129,291
Tejon Ranch Co.*	1,684	30,817
		1,661,147
Road & Rail - 0.9%
ArcBest Corp.	2,046	210,901
Avis Budget Group, Inc.*	3,937	1,081,061
Covenant Logistics Group, Inc.*	978	24,518
Daseke, Inc.*	3,245	31,314
Heartland Express, Inc.	3,855	64,533
HyreCar, Inc.*(b)	1,416	7,505
Marten Transport Ltd.	4,809	77,329
PAM Transportation Services, Inc.*(b)	294	19,048
Saia, Inc.*	2,143	709,719
Universal Logistics Holdings, Inc.	619	11,507
US Xpress Enterprises, Inc., Class A*	2,173	17,080
Werner Enterprises, Inc.	5,064	228,437
Yellow Corp.*	4,068	53,535
		2,536,487
Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd.*	1,706	83,799
Ambarella, Inc.*	2,824	506,964
Amkor Technology, Inc.	8,250	177,870
Atomera, Inc.*(b)	1,640	39,508
Axcelis Technologies, Inc.*	2,692	166,419
AXT, Inc.*(b)	3,227	26,526
CEVA, Inc.*	1,820	80,262
CMC Materials, Inc.	2,361	313,541
Cohu, Inc.*	3,873	127,693
Diodes, Inc.*	3,523	374,671
DSP Group, Inc.*	1,823	40,088
FormFactor, Inc.*	6,285	263,467
Ichor Holdings Ltd.*	2,241	107,322
Impinj, Inc.*	1,508	113,055
Kopin Corp.*	6,271	32,735
Kulicke & Soffa Industries, Inc.(b)	4,949	285,359
Lattice Semiconductor Corp.*	10,965	832,572
MACOM Technology Solutions Holdings, Inc.*	3,935	282,966
MaxLinear, Inc.*	5,725	385,464
Meta Materials, Inc.*	17,704	64,974
NeoPhotonics Corp.*	4,144	63,693
NVE Corp.	385	25,899
Onto Innovation, Inc.*	3,935	370,520
PDF Solutions, Inc.*	2,398	71,772
Photronics, Inc.*	4,870	64,333
Power Integrations, Inc.	4,880	488,146
Rambus, Inc.*	8,766	235,805
Semtech Corp.*	5,227	447,797
Silicon Laboratories, Inc.*	3,589	704,413
SiTime Corp.*	1,193	356,087
SkyWater Technology, Inc.*(b)	653	12,218
SMART Global Holdings, Inc.*(b)	1,413	80,569
SunPower Corp.*(b)	6,461	185,108
Synaptics, Inc.*	2,852	804,948
Ultra Clean Holdings, Inc.*	3,587	196,603
Veeco Instruments, Inc.*	4,023	106,931
		8,520,097
Software - 4.8%
8x8, Inc.*	8,962	193,131
A10 Networks, Inc.	4,855	74,864
ACI Worldwide, Inc.*	9,535	277,850
Agilysys, Inc.*	1,600	69,680
Alarm.com Holdings, Inc.*	3,819	304,718
Alkami Technology, Inc.*	583	16,726
Altair Engineering, Inc., Class A*	3,737	278,220
American Software, Inc., Class A	2,540	57,912

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Appfolio, Inc., Class A*	1,515	182,542
Appian Corp.*	3,179	236,359
Asana, Inc., Class A*	5,976	621,205
Avaya Holdings Corp.*	6,669	129,845
Benefitfocus, Inc.*	2,018	20,301
Blackbaud, Inc.*	3,911	295,124
Blackline, Inc.*	4,335	477,067
Bottomline Technologies DE, Inc.*	3,577	160,393
Box, Inc., Class A*	11,517	269,613
BTRS Holdings, Inc.*	5,229	39,008
Cerence, Inc.*(b)	3,058	229,900
ChannelAdvisor Corp.*	2,360	59,024
Cleanspark, Inc.*(b)	2,698	47,970
CommVault Systems, Inc.*	3,703	232,845
Consensus Cloud Solutions, Inc.*	1,171	73,351
Couchbase, Inc.*	782	25,845
CS Disco, Inc.*	1,046	38,388
Digimarc Corp.*(b)	1,029	44,144
Digital Turbine, Inc.*	7,338	389,354
Domo, Inc., Class B*	2,226	161,051
E2open Parent Holdings, Inc.*(b)	13,114	159,729
Ebix, Inc.(b)	2,144	65,521
eGain Corp.*	1,652	17,346
Envestnet, Inc.*	4,391	336,658
EverCommerce, Inc.*	1,344	21,880
GTY Technology Holdings, Inc.*	2,601	17,115
Instructure Holdings, Inc.*	968	21,557
Intapp, Inc.*(b)	814	22,295
Intelligent Systems Corp.*(b)	587	23,809
InterDigital, Inc.	2,500	169,775
JFrog Ltd.*	4,276	136,661
Kaltura, Inc.*	1,408	6,674
LivePerson, Inc.*(b)	5,239	202,540
Marathon Digital Holdings, Inc.*	7,714	393,954
MeridianLink, Inc.*	1,022	22,535
MicroStrategy, Inc., Class A*(b)	634	457,387
Mimecast Ltd.*	4,924	398,844
Mitek Systems, Inc.*	3,467	59,390
Model N, Inc.*	2,868	80,591
Momentive Global, Inc.*	10,487	214,249
ON24, Inc.*	2,173	34,420
OneSpan, Inc.*	2,846	48,638
PagerDuty, Inc.*	6,523	231,240
Ping Identity Holding Corp.*(b)	4,821	114,788
Progress Software Corp.	3,554	172,191
PROS Holdings, Inc.*	3,230	117,314
Q2 Holdings, Inc.*	4,419	354,846
Qualys, Inc.*	2,753	358,688
Rapid7, Inc.*(b)	4,485	556,409
Rekor Systems, Inc.*	2,539	17,062
Rimini Street, Inc.*	3,541	23,406
Riot Blockchain, Inc.*	6,813	254,602
Sailpoint Technologies Holdings, Inc.*	7,395	388,903
Sapiens International Corp. NV	2,499	88,640
SecureWorks Corp., Class A*	806	14,315
ShotSpotter, Inc.*	685	24,057
Smith Micro Software, Inc.*	3,723	20,402
Sprout Social, Inc., Class A*	3,616	403,835
SPS Commerce, Inc.*	2,916	411,127
Sumo Logic, Inc.*	6,932	98,018
Telos Corp.*	3,222	50,746
Tenable Holdings, Inc.*	7,334	362,300
Upland Software, Inc.*	2,335	45,719
Varonis Systems, Inc.*	8,559	443,442
Verint Systems, Inc.*	5,207	247,801
Veritone, Inc.*	2,295	58,844
Viant Technology, Inc., Class A*	936	9,173
VirnetX Holding Corp.*(b)	5,117	15,351
Vonage Holdings Corp.*	19,534	402,791
Workiva, Inc.*	3,461	482,706
Xperi Holding Corp.	8,478	151,926
Yext, Inc.*	8,976	86,708
Zix Corp.*	4,323	36,616
Zuora, Inc., Class A*	9,013	178,548
		14,140,512
Specialty Retail - 2.0%
Aaron's Co., Inc. (The)	2,621	58,186
Abercrombie & Fitch Co., Class A*	4,959	178,524
Academy Sports & Outdoors, Inc.*	6,278	280,124
American Eagle Outfitters, Inc.	12,300	318,447
America's Car-Mart, Inc.*	502	49,266
Arko Corp.*(b)	9,755	91,990
Asbury Automotive Group, Inc.*	1,826	298,807
Barnes & Noble Education, Inc.*	3,105	21,797
Bed Bath & Beyond, Inc.*	8,496	155,732
Big 5 Sporting Goods Corp.(b)	1,682	39,914
Boot Barn Holdings, Inc.*	2,364	289,212
Buckle, Inc. (The)	2,404	113,084
Caleres, Inc.	2,978	70,311
Camping World Holdings, Inc., Class A	3,450	151,317
CarLotz, Inc.*(b)	5,785	17,124
Cato Corp. (The), Class A	1,599	26,303
Chico's FAS, Inc.*	9,721	55,701
Children's Place, Inc. (The)*	1,137	98,385
Citi Trends, Inc.*	711	60,293
Conn's, Inc.*	1,443	31,573
Container Store Group, Inc. (The)*	2,569	29,877
Designer Brands, Inc., Class A*	4,858	66,457
Genesco, Inc.*	1,184	74,829
Group 1 Automotive, Inc.	1,420	276,545
GrowGeneration Corp.*	4,372	71,264
Guess?, Inc.	3,249	73,265
Haverty Furniture Cos., Inc.	1,348	40,319
Hibbett, Inc.	1,297	101,101
JOANN, Inc.(b)	976	8,921
Kirkland's, Inc.*	1,132	24,440
Lazydays Holdings, Inc.*	593	11,996
Lumber Liquidators Holdings, Inc.*	2,315	35,512
MarineMax, Inc.*	1,704	90,772
Monro, Inc.	2,679	150,077
Murphy USA, Inc.	1,954	338,687
National Vision Holdings, Inc.*(b)	6,596	316,872
ODP Corp. (The)*	3,854	145,527
OneWater Marine, Inc., Class A	829	42,428
Party City Holdco, Inc.*	8,915	49,032
Rent-A-Center, Inc.	5,328	235,338
Sally Beauty Holdings, Inc.*	9,103	178,328
Shift Technologies, Inc.*(b)	5,016	23,124
Shoe Carnival, Inc.	1,427	55,796
Signet Jewelers Ltd.	4,208	408,765
Sleep Number Corp.*	1,867	148,949
Sonic Automotive, Inc., Class A	1,769	79,446
Sportsman's Warehouse Holdings, Inc.*	3,517	59,894
Tilly's, Inc., Class A	1,833	27,532
Torrid Holdings, Inc.*(b)	1,031	16,774

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
TravelCenters of America, Inc.*	1,009	52,690
Urban Outfitters, Inc.*	5,544	175,578
Winmark Corp.	279	70,336
Zumiez, Inc.*	1,764	80,721
		5,967,282
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*(b)	9,811	223,494
Avid Technology, Inc.*	2,922	93,679
Corsair Gaming, Inc.*(b)	2,211	49,526
Diebold Nixdorf, Inc.*	5,815	47,160
Eastman Kodak Co.*(b)	3,626	21,720
Quantum Corp.*	4,629	25,321
Super Micro Computer, Inc.*	3,484	144,238
Turtle Beach Corp.*	1,227	32,884
		638,022
Textiles, Apparel & Luxury Goods - 0.7%
Crocs, Inc.*	4,992	818,788
Fossil Group, Inc.*	3,853	46,043
G-III Apparel Group Ltd.*	3,567	105,726
Kontoor Brands, Inc.	4,191	225,979
Movado Group, Inc.	1,286	57,703
Oxford Industries, Inc.	1,298	124,011
PLBY Group, Inc.*(b)	1,904	73,018
Rocky Brands, Inc.	553	19,648
Steven Madden Ltd.	6,630	314,593
Superior Group of Cos., Inc.	946	21,153
Unifi, Inc.*	1,072	21,837
Vera Bradley, Inc.*	2,102	19,990
Wolverine World Wide, Inc.	6,560	204,213
		2,052,702
Thrifts & Mortgage Finance - 1.2%
Axos Financial, Inc.*	4,610	260,972
Blue Foundry Bancorp*	2,265	33,001
Bridgewater Bancshares, Inc.*	1,695	28,968
Capitol Federal Financial, Inc.	10,502	119,303
Columbia Financial, Inc.*	3,177	57,948
Essent Group Ltd.	8,948	372,058
Federal Agricultural Mortgage Corp., Class C	738	89,829
Finance of America Cos., Inc., Class A*(b)	2,837	11,632
Flagstar Bancorp, Inc.	4,212	196,026
FS Bancorp, Inc.	577	18,729
Hingham Institution For Savings (The)	118	46,091
Home Bancorp, Inc.	618	24,992
Home Point Capital, Inc.(b)	592	2,279
Kearny Financial Corp.	5,902	75,014
Luther Burbank Corp.	1,262	17,403
Merchants Bancorp	796	36,306
Mr Cooper Group, Inc.*	5,730	225,017
NMI Holdings, Inc., Class A*	6,786	133,006
Northfield Bancorp, Inc.(b)	3,641	61,351
Northwest Bancshares, Inc.	9,892	131,366
Ocwen Financial Corp.*	660	21,041
PCSB Financial Corp.	1,086	19,765
PennyMac Financial Services, Inc.	2,654	168,078
Pioneer Bancorp, Inc.*	939	11,719
Premier Financial Corp.	2,989	87,877
Provident Bancorp, Inc.	1,241	22,475
Provident Financial Services, Inc.	6,128	144,253
Radian Group, Inc.	15,062	306,813
Southern Missouri Bancorp, Inc.	624	33,328
TrustCo Bank Corp.	1,527	49,872
Velocity Financial, Inc.*	693	8,371
Walker & Dunlop, Inc.	2,363	332,450
Washington Federal, Inc.	5,473	177,818
Waterstone Financial, Inc.	1,750	36,312
WSFS Financial Corp.	3,799	188,886
		3,550,349
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	13,012	32,660
Turning Point Brands, Inc.	1,178	44,764
Universal Corp.	1,954	90,998
Vector Group Ltd.	11,608	180,388
		348,810
Trading Companies & Distributors - 1.2%
Alta Equipment Group, Inc.*	1,528	22,324
Applied Industrial Technologies, Inc.	3,137	298,140
Beacon Roofing Supply, Inc.*	4,510	225,094
BlueLinx Holdings, Inc.*	744	52,482
Boise Cascade Co.	3,183	206,354
Custom Truck One Source, Inc.*(b)	3,735	28,087
DXP Enterprises, Inc.*	1,440	39,787
EVI Industries, Inc.*	461	15,734
GATX Corp.	2,854	281,119
Global Industrial Co.	1,029	41,222
GMS, Inc.*	3,455	193,031
H&E Equipment Services, Inc.	2,599	109,418
Herc Holdings, Inc.	2,017	343,798
Karat Packaging, Inc.*	370	8,136
Lawson Products, Inc.*	385	18,530
McGrath RentCorp	1,952	150,890
MRC Global, Inc.*	6,498	44,706
NOW, Inc.*	8,908	74,471
Rush Enterprises, Inc., Class A	3,413	173,926
Rush Enterprises, Inc., Class B	530	25,853
Textainer Group Holdings Ltd.*	3,873	126,531
Titan Machinery, Inc.*	1,562	51,921
Transcat, Inc.*	571	50,802
Triton International Ltd.	5,394	301,902
Veritiv Corp.*	1,185	149,357
WESCO International, Inc.*	3,598	446,620
Willis Lease Finance Corp.*	222	7,604
		3,487,839
Water Utilities - 0.3%
American States Water Co.	2,982	280,845
Artesian Resources Corp., Class A	658	28,136
Cadiz, Inc.*(b)	1,704	6,901
California Water Service Group	4,162	262,247
Global Water Resources, Inc.	1,022	17,599
Middlesex Water Co.	1,396	143,844
Pure Cycle Corp.*	1,555	22,641
SJW Group	2,236	150,594
York Water Co. (The)	1,052	49,297
		962,104
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	4,777	61,241
Shenandoah Telecommunications Co.	3,905	99,148
Telephone and Data Systems, Inc.	8,166	144,375
Telesat Corp.*	1,038	31,950

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
United States Cellular Corp.*	1,251	36,416
		373,130
TOTAL COMMON STOCKS (Cost $264,522,662)		233,476,380

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 0.0%(d)

Capital Markets - 0.0%(d)
GAMCO Investors, Inc.
4.00%, 6/15/2023(f) (Cost $2,000)	2,000	1,980

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(g)	687	—
Oncternal Therapeutics, Inc., CVR*(e)(g)	42	—
Tobira Therapeutics, Inc., CVR*(e)(g)	756	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(g)	2,444	1,222
Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(g)	2	—
TOTAL RIGHTS (Cost $1,951)		1,222

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(h) - 1.3%

INVESTMENT COMPANIES - 1.3%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $3,751,230)	3,751,230	3,751,230

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 45.7%

REPURCHASE AGREEMENTS(i) - 45.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $135,948,964
(Cost $135,948,857)	135,948,857	135,948,857

Total Investments - 125.6% (Cost $404,226,700)	373,179,669
Liabilities in excess of other assets - (25.6%)	(76,002,045)
Net Assets - 100.0%	297,177,624

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $68,143,135.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $7,959,421, collateralized in the form of cash with a value of $3,751,230 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,873,559 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $8,624,789.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $1,222, which represents approximately 0.00% of net assets of the Fund.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2021.
(g)	Illiquid security.
(h)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $3,751,230.
(i)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,871,604
Aggregate gross unrealized depreciation	(68,569,562)
Net unrealized depreciation	$(60,697,958)
Federal income tax cost	$406,275,042

See accompanying notes to the financial statements.

Ultra Russell2000
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of November 30, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	268	12/17/2021	USD	$29,443,820	$(401,691)

Swap Agreementsa

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
44,934,726	5/8/2023	Bank of America NA	0.37%	Russell 2000® Index	(4,445,403)	4,444,127	1,276	—

39,169,184	5/8/2023	BNP Paribas SA	0.22%	Russell 2000® Index	(4,956,657)	4,645,661	310,996	—

63,075,733	4/10/2023	Citibank NA	0.36%	Russell 2000® Index	(4,112,619)	4,060,739	51,880	—

49,167,628	3/7/2023	Goldman Sachs International	0.47%	Russell 2000® Index	(5,420,859)	5,345,955	74,904	—

13,421,273	11/7/2022	Morgan Stanley & Co. International plc	0.07%	iShares® Russell 2000 ETF	915,052
46,792,805	11/7/2022	Morgan Stanley & Co. International plc	(0.19)%	Russell 2000® Index	3,817,493
60,214,078					4,732,545	—	(4,732,545)	—
26,644,192	3/7/2023	Societe Generale	0.42%	Russell 2000® Index	(7,569,087)	7,541,932	27,155	—

48,538,739	3/7/2023	UBS AG	0.07%	Russell 2000® Index	(5,428,814)	5,421,254	7,560	—

331,744,280					(27,200,894)
				Total Unrealized Appreciation	4,732,545
				Total Unrealized Depreciation	(31,933,439)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations
USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 84.2%

Aerospace & Defense - 1.1%
Boeing Co. (The)*	57,512	11,378,749
General Dynamics Corp.	24,218	4,576,476
Howmet Aerospace, Inc.	40,290	1,133,358
Huntington Ingalls Industries, Inc.	4,191	743,944
L3Harris Technologies, Inc.	20,972	4,384,826
Lockheed Martin Corp.	25,723	8,573,990
Northrop Grumman Corp.	15,708	5,478,950
Raytheon Technologies Corp.	157,388	12,735,837
Textron, Inc.	23,395	1,656,366
TransDigm Group, Inc.*	5,469	3,161,356
		53,823,852
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	13,744	1,306,917
Expeditors International of Washington, Inc.	17,733	2,156,687
FedEx Corp.	25,670	5,913,598
United Parcel Service, Inc., Class B	76,019	15,079,889
		24,457,091
Airlines - 0.2%
Alaska Air Group, Inc.*	13,074	635,004
American Airlines Group, Inc.*	67,574	1,195,384
Delta Air Lines, Inc.*	66,795	2,417,979
Southwest Airlines Co.*	61,751	2,741,744
United Airlines Holdings, Inc.*	33,776	1,427,374
		8,417,485
Auto Components - 0.1%
Aptiv plc*	28,238	4,527,963
BorgWarner, Inc.	25,029	1,083,255
		5,611,218
Automobiles - 2.4%
Ford Motor Co.	409,560	7,859,457
General Motors Co.*	151,528	8,768,925
Tesla, Inc.*	84,692	96,952,014
		113,580,396
Banks - 3.5%
Bank of America Corp.	772,918	34,371,663
Citigroup, Inc.	211,549	13,475,671
Citizens Financial Group, Inc.	44,473	2,102,239
Comerica, Inc.	13,979	1,153,687
Fifth Third Bancorp	72,098	3,038,931
First Republic Bank	18,405	3,858,792
Huntington Bancshares, Inc.	154,113	2,287,037
JPMorgan Chase & Co.	311,894	49,538,124
KeyCorp	99,822	2,240,006
M&T Bank Corp.	13,427	1,968,532
People's United Financial, Inc.	44,669	761,160
PNC Financial Services Group, Inc. (The)	44,362	8,739,314
Regions Financial Corp.	99,635	2,266,696
SVB Financial Group*	6,130	4,243,983
Truist Financial Corp.	139,333	8,263,840
US Bancorp	140,820	7,792,979
Wells Fargo & Co.	428,616	20,479,273
Zions Bancorp NA	16,917	1,067,124
		167,649,051
Beverages - 1.1%
Brown-Forman Corp., Class B	19,071	1,341,836
Coca-Cola Co. (The)	405,496	21,268,265
Constellation Brands, Inc., Class A	17,563	3,957,471
Molson Coors Beverage Co., Class B	19,663	873,824
Monster Beverage Corp.*	39,190	3,283,338
PepsiCo, Inc.	144,254	23,048,904
		53,773,638
Biotechnology - 1.5%
AbbVie, Inc.	184,453	21,263,742
Amgen, Inc.	59,273	11,788,214
Biogen, Inc.*	15,556	3,667,172
Gilead Sciences, Inc.	130,867	9,020,662
Incyte Corp.*	19,587	1,326,432
Moderna, Inc.*	36,656	12,918,674
Regeneron Pharmaceuticals, Inc.*	10,970	6,982,734
Vertex Pharmaceuticals, Inc.*	27,082	5,062,709
		72,030,339
Building Products - 0.4%
A O Smith Corp.	13,901	1,098,874
Allegion plc	9,360	1,157,270
Carrier Global Corp.	90,565	4,901,378
Fortune Brands Home & Security, Inc.	14,392	1,446,828
Johnson Controls International plc	74,339	5,557,583
Masco Corp.	25,799	1,700,154
Trane Technologies plc	24,801	4,629,107
		20,491,194
Capital Markets - 2.5%
Ameriprise Financial, Inc.	11,874	3,438,710
Bank of New York Mellon Corp. (The)	82,884	4,541,214
BlackRock, Inc.	14,929	13,504,923
Cboe Global Markets, Inc.	11,127	1,434,715
Charles Schwab Corp. (The)	156,691	12,126,316
CME Group, Inc.	37,483	8,265,751
Franklin Resources, Inc.	29,395	952,398
Goldman Sachs Group, Inc. (The)	35,185	13,405,133
Intercontinental Exchange, Inc.	58,776	7,683,199
Invesco Ltd.	35,638	795,797
MarketAxess Holdings, Inc.	3,962	1,397,358
Moody's Corp.	16,908	6,604,941
Morgan Stanley	152,348	14,445,637
MSCI, Inc.	8,604	5,415,788
Nasdaq, Inc.	12,217	2,482,861
Northern Trust Corp.	21,755	2,517,054
Raymond James Financial, Inc.	19,333	1,900,241
S&P Global, Inc.	25,154	11,463,432
State Street Corp.	38,163	3,395,362
T. Rowe Price Group, Inc.	23,680	4,734,816
		120,505,646
Chemicals - 1.5%
Air Products and Chemicals, Inc.	23,099	6,639,577
Albemarle Corp.	12,207	3,253,043
Celanese Corp.	11,598	1,755,473
CF Industries Holdings, Inc.	22,452	1,360,367
Corteva, Inc.	76,635	3,448,575
Dow, Inc.	77,845	4,276,026
DuPont de Nemours, Inc.	54,599	4,038,142
Eastman Chemical Co.	14,173	1,478,102
Ecolab, Inc.	25,979	5,753,569
FMC Corp.	13,429	1,345,452
International Flavors & Fragrances, Inc.	25,997	3,695,993
Linde plc	53,907	17,149,973

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	27,585	2,403,481
Mosaic Co. (The)	38,660	1,322,945
PPG Industries, Inc.	24,774	3,819,408
Sherwin-Williams Co. (The)	25,287	8,376,066
		70,116,192
Commercial Services & Supplies - 0.4%
Cintas Corp.	9,132	3,855,439
Copart, Inc.*	22,224	3,226,036
Republic Services, Inc.	21,925	2,899,800
Rollins, Inc.	23,627	786,307
Waste Management, Inc.	40,434	6,496,531
		17,264,113
Communications Equipment - 0.7%
Arista Networks, Inc.*	23,382	2,900,771
Cisco Systems, Inc.	439,865	24,122,197
F5, Inc.*	6,290	1,431,478
Juniper Networks, Inc.	33,936	1,056,428
Motorola Solutions, Inc.	17,673	4,474,450
		33,985,324
Construction & Engineering - 0.0%(b)
Quanta Services, Inc.	14,524	1,652,541

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	6,511	2,627,254
Vulcan Materials Co.	13,850	2,654,214
		5,281,468
Consumer Finance - 0.5%
American Express Co.	67,162	10,228,773
Capital One Financial Corp.	46,562	6,543,358
Discover Financial Services	31,263	3,371,714
Synchrony Financial	59,459	2,663,169
		22,807,014
Containers & Packaging - 0.3%
Amcor plc	160,928	1,821,705
Avery Dennison Corp.	8,651	1,774,061
Ball Corp.	34,092	3,185,897
International Paper Co.	40,796	1,857,034
Packaging Corp. of America	9,912	1,294,408
Sealed Air Corp.	15,643	971,743
WestRock Co.	27,867	1,209,149
		12,113,997
Distributors - 0.1%
Genuine Parts Co.	14,948	1,909,458
LKQ Corp.	28,223	1,577,666
Pool Corp.	4,187	2,320,100
		5,807,224
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	193,480	53,533,981

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	745,239	17,013,806
Lumen Technologies, Inc.(c)	103,820	1,281,139
Verizon Communications, Inc.	432,133	21,723,326
		40,018,271
Electric Utilities - 1.3%
Alliant Energy Corp.	26,120	1,431,115
American Electric Power Co., Inc.	52,218	4,232,269
Duke Energy Corp.	80,302	7,790,097
Edison International	39,635	2,587,373
Entergy Corp.	20,973	2,104,431
Evergy, Inc.	23,932	1,514,895
Eversource Energy	35,871	2,951,107
Exelon Corp.	102,059	5,381,571
FirstEnergy Corp.	56,805	2,139,276
NextEra Energy, Inc.	204,767	17,769,680
NRG Energy, Inc.	25,548	920,239
Pinnacle West Capital Corp.	11,771	765,703
PPL Corp.	80,331	2,235,612
Southern Co. (The)	110,516	6,752,528
Xcel Energy, Inc.	56,204	3,581,881
		62,157,777
Electrical Equipment - 0.5%
AMETEK, Inc.	24,137	3,294,700
Eaton Corp. plc	41,602	6,742,020
Emerson Electric Co.	62,392	5,480,513
Generac Holdings, Inc.*	6,591	2,776,393
Rockwell Automation, Inc.	12,108	4,070,710
		22,364,336
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	62,433	5,030,851
CDW Corp.	14,351	2,717,505
Corning, Inc.	80,232	2,975,805
IPG Photonics Corp.*	3,747	615,220
Keysight Technologies, Inc.*	19,228	3,739,462
TE Connectivity Ltd.	34,232	5,269,332
Teledyne Technologies, Inc.*	4,869	2,022,047
Trimble, Inc.*	26,261	2,255,032
Zebra Technologies Corp., Class A*	5,576	3,283,037
		27,908,291
Energy Equipment & Services - 0.2%
Baker Hughes Co.	86,473	2,018,280
Halliburton Co.	92,945	2,006,683
Schlumberger NV	145,955	4,185,989
		8,210,952
Entertainment - 1.4%
Activision Blizzard, Inc.	81,173	4,756,738
Electronic Arts, Inc.	29,703	3,689,707
Live Nation Entertainment, Inc.*	13,748	1,466,224
Netflix, Inc.*	46,201	29,656,422
Take-Two Interactive Software, Inc.*	12,161	2,017,267
Walt Disney Co. (The)*	189,667	27,482,748
		69,069,106
Equity Real Estate Investment Trusts (REITs) - 2.1%
Alexandria Real Estate Equities, Inc.	14,470	2,895,013
American Tower Corp.	47,504	12,468,850
AvalonBay Communities, Inc.	14,574	3,481,291
Boston Properties, Inc.	14,836	1,599,914
Crown Castle International Corp.	45,108	8,193,868
Digital Realty Trust, Inc.	29,502	4,948,666
Duke Realty Corp.	39,485	2,303,160
Equinix, Inc.	9,366	7,607,065
Equity Residential	35,566	3,034,135
Essex Property Trust, Inc.	6,786	2,303,440
Extra Space Storage, Inc.	13,967	2,793,400
Federal Realty Investment Trust	7,312	896,963
Healthpeak Properties, Inc.	56,261	1,848,737
Host Hotels & Resorts, Inc.*	74,527	1,170,074
Iron Mountain, Inc.	30,210	1,372,742
Kimco Realty Corp.	64,031	1,435,575
Mid-America Apartment Communities, Inc.	12,108	2,497,275
Orion Office REIT, Inc.*	2	41

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Prologis, Inc.	77,162	11,632,172
Public Storage	15,911	5,208,943
Realty Income Corp.	57,508	3,905,943
Regency Centers Corp.	15,958	1,106,528
SBA Communications Corp.	11,435	3,931,353
Simon Property Group, Inc.	34,301	5,242,565
UDR, Inc.	29,125	1,652,261
Ventas, Inc.	41,069	1,926,958
Vornado Realty Trust	16,597	666,204
Welltower, Inc.	44,107	3,511,799
Weyerhaeuser Co.	78,259	2,943,321
		102,578,256
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	46,145	24,889,690
Kroger Co. (The)	70,979	2,947,758
Sysco Corp.	53,400	3,740,136
Walgreens Boots Alliance, Inc.	74,936	3,357,133
Walmart, Inc.	149,166	20,977,214
		55,911,931
Food Products - 0.7%
Archer-Daniels-Midland Co.	58,384	3,632,069
Campbell Soup Co.	21,192	854,674
Conagra Brands, Inc.	50,135	1,531,624
General Mills, Inc.	63,285	3,909,115
Hershey Co. (The)	15,180	2,694,298
Hormel Foods Corp.	29,425	1,218,195
J M Smucker Co. (The)	11,311	1,430,502
Kellogg Co.	26,683	1,632,466
Kraft Heinz Co. (The)	74,098	2,490,434
Lamb Weston Holdings, Inc.	15,147	786,432
McCormick & Co., Inc. (Non-Voting)	26,011	2,232,264
Mondelez International, Inc., Class A	145,895	8,599,051
Tyson Foods, Inc., Class A	30,768	2,429,441
		33,440,565
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	13,654	1,233,229

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	185,042	23,272,732
ABIOMED, Inc.*	4,737	1,491,113
Align Technology, Inc.*	7,670	4,690,435
Baxter International, Inc.	52,181	3,891,137
Becton Dickinson and Co.	29,978	7,108,983
Boston Scientific Corp.*	148,620	5,657,963
Cooper Cos., Inc. (The)	5,135	1,933,173
DENTSPLY SIRONA, Inc.	22,812	1,111,857
Dexcom, Inc.*	10,100	5,682,159
Edwards Lifesciences Corp.*	65,065	6,982,125
Hologic, Inc.*	26,461	1,977,431
IDEXX Laboratories, Inc.*	8,881	5,400,270
Intuitive Surgical, Inc.*	37,232	12,075,827
Medtronic plc	140,273	14,967,129
ResMed, Inc.	15,190	3,871,172
STERIS plc	10,412	2,275,334
Stryker Corp.	35,031	8,289,386
Teleflex, Inc.	4,890	1,454,384
Zimmer Biomet Holdings, Inc.	21,797	2,606,921
		114,739,531
Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.	15,617	1,807,668
Anthem, Inc.	25,442	10,335,304
Cardinal Health, Inc.	30,284	1,400,029
Centene Corp.*	60,858	4,345,870
Cigna Corp.	35,502	6,812,834
CVS Health Corp.	137,725	12,265,789
DaVita, Inc.*	6,998	661,311
HCA Healthcare, Inc.	25,729	5,804,205
Henry Schein, Inc.*	14,582	1,036,197
Humana, Inc.	13,414	5,629,990
Laboratory Corp. of America Holdings*	10,095	2,880,406
McKesson Corp.	16,145	3,499,590
Quest Diagnostics, Inc.	12,752	1,895,967
UnitedHealth Group, Inc.	98,421	43,720,577
Universal Health Services, Inc., Class B	7,921	940,460
		103,036,197
Health Care Technology - 0.0%(b)
Cerner Corp.	30,851	2,173,453

Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc.*	4,290	9,016,936
Caesars Entertainment, Inc.*	22,279	2,006,669
Carnival Corp.*(c)	83,344	1,468,521
Chipotle Mexican Grill, Inc.*	2,932	4,818,478
Darden Restaurants, Inc.	13,603	1,876,534
Domino's Pizza, Inc.	3,845	2,015,318
Expedia Group, Inc.*	15,166	2,443,091
Hilton Worldwide Holdings, Inc.*	29,087	3,928,781
Las Vegas Sands Corp.*	35,887	1,278,295
Marriott International, Inc., Class A*	28,553	4,213,281
McDonald's Corp.	77,950	19,066,570
MGM Resorts International	41,748	1,652,386
Norwegian Cruise Line Holdings Ltd.*(c)	38,619	753,457
Penn National Gaming, Inc.*	17,334	888,021
Royal Caribbean Cruises Ltd.*	23,394	1,633,369
Starbucks Corp.	123,072	13,493,614
Wynn Resorts Ltd.*(c)	10,986	889,976
Yum! Brands, Inc.	30,858	3,790,597
		75,233,894
Household Durables - 0.3%
DR Horton, Inc.	34,021	3,323,852
Garmin Ltd.	15,856	2,117,410
Leggett & Platt, Inc.	13,912	561,906
Lennar Corp., Class A	28,671	3,011,888
Mohawk Industries, Inc.*	5,834	979,354
Newell Brands, Inc.	39,514	848,365
NVR, Inc.*	344	1,797,517
PulteGroup, Inc.	27,093	1,355,463
Whirlpool Corp.	6,546	1,425,326
		15,421,081
Household Products - 1.1%
Church & Dwight Co., Inc.	25,630	2,290,810
Clorox Co. (The)	12,820	2,087,737
Colgate-Palmolive Co.	88,043	6,604,986
Kimberly-Clark Corp.	35,149	4,580,266
Procter & Gamble Co. (The)	253,373	36,632,668
		52,196,467
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	69,550	1,626,079

See accompanying notes to the financial statements.

Ultra S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 0.8%
3M Co.	60,402	10,270,756
General Electric Co.	114,573	10,883,289
Honeywell International, Inc.	72,063	14,574,021
Roper Technologies, Inc.	11,004	5,107,507
		40,835,573
Insurance - 1.5%
Aflac, Inc.	64,411	3,487,211
Allstate Corp. (The)	30,861	3,355,208
American International Group, Inc.	89,258	4,694,971
Aon plc, Class A	23,567	6,970,412
Arthur J Gallagher & Co.	21,579	3,515,219
Assurant, Inc.	6,143	934,350
Brown & Brown, Inc.	24,396	1,571,346
Chubb Ltd.	45,793	8,218,470
Cincinnati Financial Corp.	15,644	1,781,852
Everest Re Group Ltd.	4,163	1,067,310
Globe Life, Inc.	9,766	845,150
Hartford Financial Services Group, Inc. (The)	36,239	2,395,398
Lincoln National Corp.	18,433	1,222,661
Loews Corp.	21,213	1,134,047
Marsh & McLennan Cos., Inc.	52,879	8,673,214
MetLife, Inc.	76,027	4,459,744
Principal Financial Group, Inc.	26,047	1,786,303
Progressive Corp. (The)	61,081	5,676,868
Prudential Financial, Inc.	40,369	4,128,134
Travelers Cos., Inc. (The)	26,034	3,825,696
W R Berkley Corp.	14,635	1,121,626
Willis Towers Watson plc	13,466	3,041,161
		73,906,351
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A*	31,425	89,182,579
Alphabet, Inc., Class C*	29,411	83,793,115
Match Group, Inc.*	28,898	3,756,451
Meta Platforms, Inc., Class A*	248,811	80,729,217
Twitter, Inc.*	83,291	3,659,807
		261,121,169
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc.*	45,461	159,434,909
eBay, Inc.	67,850	4,577,161
Etsy, Inc.*(c)	13,212	3,627,751
		167,639,821
IT Services - 3.5%
Accenture plc, Class A	66,192	23,657,021
Akamai Technologies, Inc.*	16,998	1,915,675
Automatic Data Processing, Inc.	44,154	10,194,717
Broadridge Financial Solutions, Inc.	12,124	2,043,743
Cognizant Technology Solutions Corp., Class A	54,859	4,277,905
DXC Technology Co.*	26,291	788,467
Fidelity National Information Services, Inc.	64,477	6,737,846
Fiserv, Inc.*	62,209	6,004,413
FleetCor Technologies, Inc.*	8,621	1,785,668
Gartner, Inc.*	8,728	2,725,318
Global Payments, Inc.	30,666	3,650,481
International Business Machines Corp.	93,553	10,955,056
Jack Henry & Associates, Inc.	7,756	1,176,042
Mastercard, Inc., Class A	90,927	28,634,731
Paychex, Inc.	33,426	3,984,379
PayPal Holdings, Inc.*	122,646	22,676,019
VeriSign, Inc.*	10,163	2,438,205
Visa, Inc., Class A	176,154	34,133,361
Western Union Co. (The)	42,408	670,894
		168,449,941
Leisure Products - 0.0%(b)
Hasbro, Inc.	13,507	1,308,963

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	31,673	4,779,456
Bio-Rad Laboratories, Inc., Class A*	2,240	1,687,168
Bio-Techne Corp.	4,057	1,915,026
Charles River Laboratories International, Inc.*	5,259	1,924,110
Danaher Corp.	66,319	21,330,843
Illumina, Inc.*	15,311	5,593,568
IQVIA Holdings, Inc.*	19,998	5,182,082
Mettler-Toledo International, Inc.*	2,414	3,655,110
PerkinElmer, Inc.	11,699	2,131,090
Thermo Fisher Scientific, Inc.	41,063	25,985,898
Waters Corp.*	6,402	2,100,304
West Pharmaceutical Services, Inc.	7,723	3,418,663
		79,703,318
Machinery - 1.3%
Caterpillar, Inc.	57,140	11,048,019
Cummins, Inc.	14,990	3,144,152
Deere & Co.	29,627	10,237,314
Dover Corp.	15,028	2,462,338
Fortive Corp.	37,408	2,763,329
IDEX Corp.	7,934	1,781,897
Illinois Tool Works, Inc.	29,917	6,945,232
Ingersoll Rand, Inc.	42,291	2,467,257
Otis Worldwide Corp.	44,543	3,581,257
PACCAR, Inc.	36,238	3,022,974
Parker-Hannifin Corp.	13,467	4,067,842
Pentair plc(c)	17,312	1,275,721
Snap-on, Inc.	5,632	1,159,685
Stanley Black & Decker, Inc.	17,012	2,973,017
Westinghouse Air Brake Technologies Corp.	19,732	1,751,610
Xylem, Inc.	18,803	2,277,231
		60,958,875
Media - 0.9%
Charter Communications, Inc., Class A*(c)	13,240	8,556,747
Comcast Corp., Class A	478,072	23,894,038
Discovery, Inc., Class A*(c)	17,647	410,646
Discovery, Inc., Class C*	31,704	719,998
DISH Network Corp., Class A*	25,983	811,969
Fox Corp., Class A	33,753	1,205,320
Fox Corp., Class B	15,485	520,296
Interpublic Group of Cos., Inc. (The)	41,084	1,363,578
News Corp., Class A	40,837	882,896
News Corp., Class B	12,709	273,879
Omnicom Group, Inc.	22,384	1,506,667
ViacomCBS, Inc.	63,235	1,957,123
		42,103,157
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	153,232	5,681,842
Newmont Corp.	83,402	4,580,438

See accompanying notes to the financial statements.

Ultra S&P500®
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Nucor Corp.	30,660	3,257,932
		13,520,212
Multiline Retail - 0.4%
Dollar General Corp.	24,656	5,456,373
Dollar Tree, Inc.*	24,211	3,240,158
Target Corp.	51,635	12,590,678
		21,287,209
Multi-Utilities - 0.6%
Ameren Corp.	26,837	2,189,631
CenterPoint Energy, Inc.	61,882	1,603,363
CMS Energy Corp.	30,231	1,779,094
Consolidated Edison, Inc.	36,882	2,863,518
Dominion Energy, Inc.	84,393	6,008,782
DTE Energy Co.	20,222	2,190,851
NiSource, Inc.	40,954	1,003,783
Public Service Enterprise Group, Inc.	52,773	3,297,785
Sempra Energy	33,328	3,995,027
WEC Energy Group, Inc.	32,926	2,862,257
		27,794,091
Oil, Gas & Consumable Fuels - 2.1%
APA Corp.	39,457	1,016,807
Chevron Corp.	201,857	22,783,600
ConocoPhillips	139,772	9,802,210
Coterra Energy, Inc.	84,798	1,702,744
Devon Energy Corp.	65,718	2,764,099
Diamondback Energy, Inc.	17,766	1,896,165
EOG Resources, Inc.	60,946	5,302,302
Exxon Mobil Corp.	441,885	26,442,398
Hess Corp.	28,769	2,143,866
Kinder Morgan, Inc.	203,450	3,145,337
Marathon Oil Corp.	82,287	1,274,626
Marathon Petroleum Corp.	66,611	4,053,279
Occidental Petroleum Corp.	92,591	2,745,323
ONEOK, Inc.	46,511	2,783,218
Phillips 66	45,713	3,161,968
Pioneer Natural Resources Co.	23,674	4,221,548
Valero Energy Corp.	42,677	2,856,798
Williams Cos., Inc. (The)	126,817	3,397,428
		101,493,716
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	24,205	8,037,754

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	231,929	12,438,352
Catalent, Inc.*	17,782	2,287,832
Eli Lilly & Co.	82,864	20,553,587
Johnson & Johnson	274,772	42,845,198
Merck & Co., Inc.	264,215	19,792,346
Organon & Co.	26,464	773,543
Pfizer, Inc.	585,208	31,443,226
Viatris, Inc.	126,226	1,553,842
Zoetis, Inc.	49,463	10,982,764
		142,670,690
Professional Services - 0.4%
Equifax, Inc.	12,715	3,543,035
IHS Markit Ltd.	41,603	5,317,695
Jacobs Engineering Group, Inc.	13,603	1,939,244
Leidos Holdings, Inc.	14,777	1,299,046
Nielsen Holdings plc	37,447	717,485
Robert Half International, Inc.	11,684	1,298,910
Verisk Analytics, Inc.	16,839	3,786,586
		17,902,001
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	35,043	3,349,059

Road & Rail - 0.8%
CSX Corp.	235,321	8,156,226
JB Hunt Transport Services, Inc.	8,782	1,678,767
Kansas City Southern	9,496	2,761,912
Norfolk Southern Corp.	25,779	6,838,395
Old Dominion Freight Line, Inc.	9,790	3,477,114
Union Pacific Corp.	68,067	16,039,308
		38,951,722
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc.*	126,600	20,049,642
Analog Devices, Inc.	56,146	10,120,316
Applied Materials, Inc.	95,398	14,041,632
Broadcom, Inc.	42,820	23,708,578
Enphase Energy, Inc.*	14,048	3,512,000
Intel Corp.	423,458	20,834,134
KLA Corp.	15,942	6,506,408
Lam Research Corp.	14,877	10,114,128
Microchip Technology, Inc.	57,206	4,772,697
Micron Technology, Inc.	117,504	9,870,336
Monolithic Power Systems, Inc.	4,499	2,490,017
NVIDIA Corp.	260,105	84,991,910
NXP Semiconductors NV	27,678	6,182,158
Qorvo, Inc.*	11,601	1,696,414
QUALCOMM, Inc.	117,740	21,259,134
Skyworks Solutions, Inc.	17,241	2,614,770
Teradyne, Inc.	17,222	2,632,727
Texas Instruments, Inc.	96,361	18,536,966
Xilinx, Inc.	25,832	5,901,320
		269,835,287
Software - 8.4%
Adobe, Inc.*	49,729	33,310,971
ANSYS, Inc.*	9,109	3,565,991
Autodesk, Inc.*	22,969	5,838,490
Cadence Design Systems, Inc.*	28,895	5,127,707
Ceridian HCM Holding, Inc.*(c)	14,075	1,539,805
Citrix Systems, Inc.	12,966	1,042,855
Fortinet, Inc.*	14,148	4,698,692
Intuit, Inc.	28,521	18,604,248
Microsoft Corp.	784,374	259,306,201
NortonLifeLock, Inc.	60,668	1,507,600
Oracle Corp.	171,938	15,601,654
Paycom Software, Inc.*	5,015	2,193,962
PTC, Inc.*	11,027	1,208,339
salesforce.com, Inc.*	101,408	28,897,224
ServiceNow, Inc.*	20,678	13,393,140
Synopsys, Inc.*	15,925	5,430,425
Tyler Technologies, Inc.*(c)	4,267	2,214,488
		403,481,792
Specialty Retail - 2.0%
Advance Auto Parts, Inc.	6,829	1,507,297
AutoZone, Inc.*	2,246	4,081,139
Bath & Body Works, Inc.	27,637	2,076,368
Best Buy Co., Inc.	23,533	2,514,736
CarMax, Inc.*	17,010	2,402,662
Gap, Inc. (The)	22,466	371,363
Home Depot, Inc. (The)	110,977	44,458,496
Lowe's Cos., Inc.	73,783	18,046,584
O'Reilly Automotive, Inc.*	7,200	4,594,752

See accompanying notes to the financial statements.

Ultra S&P500®
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Ross Stores, Inc.	37,278	4,066,657
TJX Cos., Inc. (The)	125,931	8,739,611
Tractor Supply Co.	11,938	2,689,990
Ulta Beauty, Inc.*	5,710	2,192,355
		97,742,010
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,639,097	270,942,733
Hewlett Packard Enterprise Co.	136,314	1,956,106
HP, Inc.	125,383	4,423,512
NetApp, Inc.	23,381	2,078,103
Seagate Technology Holdings plc(c)	21,857	2,244,058
Western Digital Corp.*	31,984	1,849,955
		283,494,467
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	36,445	588,587
NIKE, Inc., Class B	133,409	22,578,139
PVH Corp.	7,448	795,297
Ralph Lauren Corp.	5,069	588,207
Tapestry, Inc.	29,106	1,167,733
Under Armour, Inc., Class A*	19,690	464,487
Under Armour, Inc., Class C*	21,756	436,643
VF Corp.	34,015	2,439,896
		29,058,989
Tobacco - 0.5%
Altria Group, Inc.	192,482	8,207,432
Philip Morris International, Inc.	162,675	13,980,290
		22,187,722
Trading Companies & Distributors - 0.2%
Fastenal Co.	59,980	3,549,017
United Rentals, Inc.*	7,552	2,558,164
WW Grainger, Inc.	4,561	2,195,711
		8,302,892
Water Utilities - 0.1%
American Water Works Co., Inc.	18,946	3,193,727

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	61,217	6,661,022

TOTAL COMMON STOCKS (Cost $4,025,377,971)		4,045,212,710

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $390,817)	390,817	390,817

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 18.4%

REPURCHASE AGREEMENTS(e) - 1.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $86,874,950
(Cost $86,874,882)	86,874,882	86,874,882

U.S. TREASURY OBLIGATIONS - 16.6%
U.S. Treasury Bills
0.04%, 2/24/2022(c)(f)	500,000,000	499,949,530
0.07%, 7/14/2022(f)	300,000,000	299,793,282
TOTAL U.S. TREASURY OBLIGATIONS (Cost $799,836,806)		799,742,812

TOTAL SHORT-TERM INVESTMENTS (Cost $886,711,688)		886,617,694

Total Investments - 102.6% (Cost $4,912,480,476)		4,932,221,221
Liabilities in excess of other assets - (2.6%)		(125,639,135)
Net Assets - 100.0%		4,806,582,086

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,025,378,776.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $3,466,790, collateralized in the form of cash with a value of $390,817 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $3,252,028 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $3,642,845.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $390,817.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,166,714
Aggregate gross unrealized depreciation	(421,368,294)
Net unrealized depreciation	$(191,201,580)
Federal income tax cost	$4,972,981,063

See accompanying notes to the financial statements.

Ultra S&P500®
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,374	12/17/2021	USD	$313,701,375	$10,817,816

Swap Agreements[a]
Ultra S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
235,278,139	5/8/2023	Bank of America NA	0.62%	S&P 500®	(6,753,114)	6,753,064	50	—

1,219,544,278	5/8/2023	BNP Paribas SA	0.67%	S&P 500®	(39,647,717)	38,087,395	1,560,322	—

373,489,260	4/10/2023	Citibank NA	0.73%	S&P 500®	(9,115,331)	9,034,385	80,946	—

345,667,096	4/10/2023	Credit Suisse International	0.67%	S&P 500®	(9,932,447)	—	9,932,447	—

214,247,104	3/7/2023	Goldman Sachs International	0.67%	S&P 500®	(6,156,206)
994,155,436	3/7/2023	Goldman Sachs International	0.58%	SPDR® S&P 500® ETF Trust	(37,143,765)
1,208,402,540					(43,299,971)	39,295,520	4,004,451	—
598,582,989	5/8/2023	J.P. Morgan Securities	0.47%	S&P 500®	(16,792,017)	10,941,969	5,850,048	—

195,348,858	4/10/2023	Morgan Stanley & Co. International plc	0.42%	S&P 500®	(5,582,456)	5,582,287	169	—

553,228,112	3/7/2023	Societe Generale	0.47%	S&P 500®	(15,492,034)	15,214,912	277,122	—

526,141,235	3/7/2023	UBS AG	0.57%	S&P 500®	(14,644,467)	14,129,805	514,662	—

5,255,682,507					(161,259,554)
				Total Unrealized Depreciation	(161,259,554)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

Ultra S&P500®
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Abbreviations

USD	U.S. Dollar

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 73.4%

Aerospace & Defense - 0.8%
AAR Corp.*	954	31,158
Aerojet Rocketdyne Holdings, Inc.	2,139	89,924
AeroVironment, Inc.*	660	53,302
Kaman Corp.	801	29,637
Moog, Inc., Class A	841	58,172
National Presto Industries, Inc.	143	11,694
Park Aerospace Corp.	555	7,159
Triumph Group, Inc.*	1,854	31,073
		312,119
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	776	67,986
Forward Air Corp.	779	76,926
Hub Group, Inc., Class A*	969	75,262
		220,174
Airlines - 0.4%
Allegiant Travel Co.*	434	75,177
Hawaiian Holdings, Inc.*	1,471	26,890
SkyWest, Inc.*	1,447	56,679
		158,746
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	3,275	29,017
Cooper-Standard Holdings, Inc.*	488	11,268
Dorman Products, Inc.*	823	91,337
Gentherm, Inc.*	951	80,312
LCI Industries	724	110,243
Motorcar Parts of America, Inc.*	551	8,838
Patrick Industries, Inc.	647	51,611
Standard Motor Products, Inc.	557	27,872
		410,498
Automobiles - 0.2%
Winnebago Industries, Inc.	967	69,837

Banks - 7.6%
Allegiance Bancshares, Inc.	541	21,873
Ameris Bancorp	1,904	92,668
Banc of California, Inc.	1,537	30,110
BancFirst Corp.	546	34,742
Bancorp, Inc. (The)*	1,639	46,334
BankUnited, Inc.	2,664	105,601
Banner Corp.	993	56,879
Berkshire Hills Bancorp, Inc.	1,404	37,501
Brookline Bancorp, Inc.	2,243	34,609
Central Pacific Financial Corp.	812	21,737
City Holding Co.	443	34,758
Columbia Banking System, Inc.	2,233	73,376
Community Bank System, Inc.	1,551	109,594
Customers Bancorp, Inc.*	854	49,225
CVB Financial Corp.	3,669	70,115
Dime Community Bancshares, Inc.	967	33,168
Eagle Bancorp, Inc.	916	51,617
FB Financial Corp.	1,018	43,672
First Bancorp/NC	991	44,040
First Bancorp/PR	5,991	79,620
First Commonwealth Financial Corp.	2,757	41,438
First Financial Bancorp	2,751	63,273
First Hawaiian, Inc.	3,723	97,729
First Midwest Bancorp, Inc.	3,282	64,754
Great Western Bancorp, Inc.	1,584	53,143
Hanmi Financial Corp.	882	19,818
Heritage Financial Corp.	1,034	24,227
Hilltop Holdings, Inc.(b)	1,794	61,050
HomeStreet, Inc.	594	29,326
Hope Bancorp, Inc.	3,532	50,684
Independent Bank Corp.	1,363	107,759
Independent Bank Group, Inc.	1,067	74,082
Investors Bancorp, Inc.	6,473	96,383
Lakeland Financial Corp.(b)	725	51,199
Meta Financial Group, Inc.	915	54,690
National Bank Holdings Corp., Class A	884	37,676
NBT Bancorp, Inc.	1,244	44,921
OFG Bancorp	1,485	35,788
Old National Bancorp	4,763	84,115
Pacific Premier Bancorp, Inc.	2,719	105,361
Park National Corp.	417	54,247
Preferred Bank	395	26,919
Renasant Corp.	1,620	59,017
S&T Bancorp, Inc.	1,131	33,828
Seacoast Banking Corp. of Florida	1,592	53,762
ServisFirst Bancshares, Inc.	1,400	112,546
Simmons First National Corp., Class A	3,111	90,561
Southside Bancshares, Inc.	938	38,223
Tompkins Financial Corp.	344	26,887
Triumph Bancorp, Inc.*	677	86,216
Trustmark Corp.	1,793	54,884
United Community Banks, Inc.	2,488	85,264
Veritex Holdings, Inc.	1,423	56,393
Westamerica Bancorp	773	41,572
		3,088,974
Beverages - 0.5%
Celsius Holdings, Inc.*	1,094	74,840
Coca-Cola Consolidated, Inc.	134	76,456
MGP Ingredients, Inc.	361	28,151
National Beverage Corp.	672	34,904
		214,351
Biotechnology - 1.7%
Anika Therapeutics, Inc.*	414	16,200
Avid Bioservices, Inc.*	1,756	53,663
Coherus Biosciences, Inc.*	1,821	33,816
Cytokinetics, Inc.*	2,405	94,613
Eagle Pharmaceuticals, Inc.*	329	15,687
Emergent BioSolutions, Inc.*	1,374	60,621
Enanta Pharmaceuticals, Inc.*	518	45,729
Ligand Pharmaceuticals, Inc.*	478	77,398
Myriad Genetics, Inc.*	2,241	57,952
Organogenesis Holdings, Inc.*	1,812	18,229
REGENXBIO, Inc.*	1,077	34,464
Spectrum Pharmaceuticals, Inc.*	4,708	7,438
uniQure NV*	1,033	28,769
Vanda Pharmaceuticals, Inc.*	1,597	25,871
Vericel Corp.*	1,339	49,824
Xencor, Inc.*	1,676	60,705
		680,979
Building Products - 1.4%
AAON, Inc.	1,190	92,820
American Woodmark Corp.*	481	29,649
Apogee Enterprises, Inc.	734	30,314
Gibraltar Industries, Inc.*	938	63,690

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Griffon Corp.	1,366	35,939
Insteel Industries, Inc.	555	23,399
PGT Innovations, Inc.*	1,713	35,185
Quanex Building Products Corp.	967	20,665
Resideo Technologies, Inc.*	4,143	108,091
UFP Industries, Inc.	1,777	147,989
		587,741
Capital Markets - 0.8%
B Riley Financial, Inc.	459	35,541
Blucora, Inc.*	1,399	22,650
Brightsphere Investment Group, Inc.	1,710	51,351
Donnelley Financial Solutions, Inc.*	849	39,665
Greenhill & Co., Inc.	414	7,063
Piper Sandler Cos.	411	68,123
StoneX Group, Inc.*	482	27,076
Virtus Investment Partners, Inc.	206	61,260
WisdomTree Investments, Inc.	3,124	19,182
		331,911
Chemicals - 2.2%
AdvanSix, Inc.	807	36,549
American Vanguard Corp.	773	11,062
Balchem Corp.	931	147,098
Ferro Corp.*	2,375	50,160
FutureFuel Corp.	743	5,602
GCP Applied Technologies, Inc.*	1,544	36,037
Hawkins, Inc.	543	18,017
HB Fuller Co.	1,511	110,545
Innospec, Inc.	710	57,652
Koppers Holdings, Inc.*	612	18,482
Kraton Corp.*	921	42,421
Livent Corp.*	4,644	140,667
Quaker Chemical Corp.(b)	386	87,950
Rayonier Advanced Materials, Inc.*	1,829	10,023
Stepan Co.	613	69,091
Tredegar Corp.	738	8,118
Trinseo plc	1,114	52,614
		902,088
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	1,932	86,940
Brady Corp., Class A	1,396	70,149
CoreCivic, Inc., REIT*	3,457	37,232
Deluxe Corp.	1,223	41,386
Harsco Corp.*	2,277	33,199
Healthcare Services Group, Inc.	2,144	37,520
HNI Corp.	1,260	49,783
Interface, Inc.(b)	1,697	24,199
Matthews International Corp., Class A	907	31,446
Pitney Bowes, Inc.	4,749	32,436
UniFirst Corp.	441	84,518
US Ecology, Inc.*(b)	905	30,833
Viad Corp.*	589	24,920
		584,561
Communications Equipment - 0.9%
ADTRAN, Inc.	1,397	28,471
CalAmp Corp.*	1,016	9,327
Comtech Telecommunications Corp.	748	18,992
Digi International, Inc.*	978	21,056
Extreme Networks, Inc.*	3,640	49,140
Harmonic, Inc.*	2,926	31,454
NETGEAR, Inc.*	878	23,478
NetScout Systems, Inc.*	2,121	63,418
Plantronics, Inc.*	1,218	31,083
Viavi Solutions, Inc.*	6,570	97,302
		373,721
Construction & Engineering - 0.7%
Arcosa, Inc.	1,390	71,126
Comfort Systems USA, Inc.	1,042	98,854
Granite Construction, Inc.	1,318	51,244
Matrix Service Co.*	762	6,622
MYR Group, Inc.*	483	53,473
		281,319
Consumer Finance - 0.7%
Encore Capital Group, Inc.*	869	50,697
Enova International, Inc.*	1,059	40,369
EZCORP, Inc., Class A*	1,524	11,278
Green Dot Corp., Class A*	1,567	56,255
LendingTree, Inc.*	328	37,189
PRA Group, Inc.*	1,318	55,962
World Acceptance Corp.*	123	25,267
		277,017
Containers & Packaging - 0.2%
Myers Industries, Inc.	1,039	20,240
O-I Glass, Inc.*	4,517	50,003
		70,243
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	1,421	42,161
American Public Education, Inc.*	538	10,163
Perdoceo Education Corp.*	2,013	19,828
Strategic Education, Inc.	650	34,775
WW International, Inc.*(b)	1,526	25,667
		132,594
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	316	12,074
Cogent Communications Holdings, Inc.	1,220	91,415
Consolidated Communications Holdings, Inc.*	2,070	15,566
		119,055
Electrical Equipment - 0.5%
AZZ, Inc.	719	37,309
Encore Wire Corp.	593	83,293
Powell Industries, Inc.	258	6,300
Vicor Corp.*	612	87,798
		214,700
Electronic Equipment, Instruments & Components - 2.8%
Advanced Energy Industries, Inc.	1,102	96,634
Arlo Technologies, Inc.*	2,383	18,468
Badger Meter, Inc.	839	85,880
Benchmark Electronics, Inc.	1,024	24,146
CTS Corp.	932	32,471
ePlus, Inc.*	388	40,930
Fabrinet*	1,059	117,083
FARO Technologies, Inc.*	521	36,189
Insight Enterprises, Inc.*	1,001	98,719
Itron, Inc.*	1,299	80,421
Knowles Corp.*	2,645	57,449
Methode Electronics, Inc.	1,097	48,784
OSI Systems, Inc.*	479	43,556
PC Connection, Inc.	318	13,941
Plexus Corp.*	813	68,406
Rogers Corp.*	539	146,942

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Sanmina Corp.*	1,871	68,366
ScanSource, Inc.*	733	22,906
TTM Technologies, Inc.*	3,097	42,677
		1,143,968
Energy Equipment & Services - 0.9%
Archrock, Inc.	3,850	28,451
Bristow Group, Inc.*	668	19,840
Core Laboratories NV	1,331	30,467
DMC Global, Inc.*	539	19,673
Dril-Quip, Inc.*	1,016	19,416
Helix Energy Solutions Group, Inc.*	4,072	12,379
Helmerich & Payne, Inc.	3,101	69,617
Nabors Industries Ltd.*	222	18,084
Oceaneering International, Inc.*	2,866	30,638
Oil States International, Inc.*	1,762	8,916
Patterson-UTI Energy, Inc.	5,436	38,378
ProPetro Holding Corp.*	2,434	20,007
RPC, Inc.*	2,042	8,229
US Silica Holdings, Inc.*	2,148	20,836
		344,931
Entertainment - 0.1%
Cinemark Holdings, Inc.*	3,056	47,429
Marcus Corp. (The)*	628	10,971
		58,400
Equity Real Estate Investment Trusts (REITs) - 5.3%
Acadia Realty Trust	2,539	51,263
Agree Realty Corp.	1,980	133,769
Alexander & Baldwin, Inc.	2,082	45,867
American Assets Trust, Inc.	1,513	52,047
Armada Hoffler Properties, Inc.	1,753	24,454
Brandywine Realty Trust	4,911	63,106
CareTrust REIT, Inc.	2,787	56,325
Centerspace REIT	400	40,876
Chatham Lodging Trust*	1,402	16,698
Community Healthcare Trust, Inc.	669	28,787
DiamondRock Hospitality Co.*	6,052	52,713
Diversified Healthcare Trust	6,845	19,098
Easterly Government Properties, Inc.	2,409	50,517
Essential Properties Realty Trust, Inc.	3,396	91,794
Four Corners Property Trust, Inc.	2,192	59,228
Franklin Street Properties Corp.	2,771	15,961
GEO Group, Inc. (The)(b)	3,519	29,560
Getty Realty Corp.	1,113	33,980
Global Net Lease, Inc.	2,882	40,924
Hersha Hospitality Trust*	946	8,353
Independence Realty Trust, Inc.	3,019	73,966
Industrial Logistics Properties Trust	1,877	41,594
Innovative Industrial Properties, Inc.	687	176,442
iStar, Inc.(b)	2,061	50,165
Lexington Realty Trust	7,978	120,069
LTC Properties, Inc.	1,129	35,857
Mack-Cali Realty Corp.*	2,300	38,433
NexPoint Residential Trust, Inc.	652	48,626
Office Properties Income Trust	1,390	32,985
Orion Office REIT, Inc.*	1,581	28,094
Retail Opportunity Investments Corp.	3,490	61,284
RPT Realty	2,334	29,689
Safehold, Inc.	384	27,471
Saul Centers, Inc.	371	18,264
Service Properties Trust	4,734	40,286
SITE Centers Corp.	5,155	77,634
Summit Hotel Properties, Inc.*	3,058	27,369
Tanger Factory Outlet Centers, Inc.(b)	2,985	59,133
Uniti Group, Inc.	6,705	88,975
Universal Health Realty Income Trust	367	20,431
Urstadt Biddle Properties, Inc., Class A	866	16,350
Washington REIT	2,432	61,286
Whitestone REIT	1,249	11,566
Xenia Hotels & Resorts, Inc.*	3,280	51,398
		2,152,687
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	888	30,174
Chefs' Warehouse, Inc. (The)*	938	29,144
PriceSmart, Inc.	689	49,415
SpartanNash Co.	1,041	24,911
United Natural Foods, Inc.*	1,619	80,497
		214,141
Food Products - 0.9%
B&G Foods, Inc.(b)	1,860	56,042
Calavo Growers, Inc.	510	20,675
Cal-Maine Foods, Inc.	1,076	38,801
Fresh Del Monte Produce, Inc.	954	23,621
J & J Snack Foods Corp.	428	58,456
John B Sanfilippo & Son, Inc.	255	21,012
Seneca Foods Corp., Class A*	187	7,987
Simply Good Foods Co. (The)*	2,422	89,541
TreeHouse Foods, Inc.*	1,600	58,720
		374,855
Gas Utilities - 0.4%
Chesapeake Utilities Corp.(b)	507	64,571
Northwest Natural Holding Co.	881	37,989
South Jersey Industries, Inc.	3,232	75,952
		178,512
Health Care Equipment & Supplies - 2.1%
AngioDynamics, Inc.*	1,104	28,428
Avanos Medical, Inc.*	1,383	41,725
BioLife Solutions, Inc.*	836	31,902
Cardiovascular Systems, Inc.*	1,156	23,120
CONMED Corp.	838	110,163
CryoLife, Inc.*	1,132	19,459
Cutera, Inc.*	467	16,280
Glaukos Corp.*	1,337	57,531
Heska Corp.*	305	49,093
Inogen, Inc.*	586	17,902
Integer Holdings Corp.*	947	75,514
Lantheus Holdings, Inc.*(b)	1,942	52,007
LeMaitre Vascular, Inc.	553	25,875
Meridian Bioscience, Inc.*	1,242	24,728
Merit Medical Systems, Inc.*	1,454	91,398
Mesa Laboratories, Inc.	150	46,318
Natus Medical, Inc.*	978	22,103
OraSure Technologies, Inc.*(b)	2,070	19,313
Orthofix Medical, Inc.*	564	17,264
Surmodics, Inc.*	398	17,484
Tactile Systems Technology, Inc.*	570	11,115
Varex Imaging Corp.*(b)	1,132	32,319
Zynex, Inc.*(b)	570	7,296
		838,337

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Health Care Providers & Services - 2.8%
Addus HomeCare Corp.*	457	39,859
AMN Healthcare Services, Inc.*	1,359	154,940
Apollo Medical Holdings, Inc.*(b)	1,081	101,257
Community Health Systems, Inc.*	3,568	42,923
CorVel Corp.*	270	50,760
Covetrus, Inc.*	2,967	53,347
Cross Country Healthcare, Inc.*	1,016	26,579
Ensign Group, Inc. (The)	1,503	114,724
Fulgent Genetics, Inc.*	553	51,717
Hanger, Inc.*	1,050	17,713
Joint Corp. (The)*	413	33,007
Magellan Health, Inc.*	670	63,509
MEDNAX, Inc.*	2,476	60,810
ModivCare, Inc.*	354	48,509
Owens & Minor, Inc.	2,166	86,640
Pennant Group, Inc. (The)*	775	15,756
RadNet, Inc.*	1,268	34,185
Select Medical Holdings Corp.	3,052	81,946
Tivity Health, Inc.*	1,270	30,251
US Physical Therapy, Inc.	369	31,727
		1,140,159
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	3,593	59,752
Computer Programs and Systems, Inc.*	420	12,377
HealthStream, Inc.*	723	16,788
NextGen Healthcare, Inc.*	1,623	25,157
Omnicell, Inc.*	1,245	220,365
OptimizeRx Corp.*	510	33,150
Simulations Plus, Inc.	451	21,183
Tabula Rasa HealthCare, Inc.*	662	7,527
		396,299
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc.*	671	20,036
Bloomin' Brands, Inc.*	2,332	41,206
Brinker International, Inc.*	1,316	45,534
Cheesecake Factory, Inc. (The)*	1,396	53,495
Chuy's Holdings, Inc.*	576	16,508
Dave & Buster's Entertainment, Inc.*	1,106	35,923
Dine Brands Global, Inc.*	493	35,407
El Pollo Loco Holdings, Inc.*	557	7,029
Fiesta Restaurant Group, Inc.*	502	4,684
Monarch Casino & Resort, Inc.*	376	25,331
Red Robin Gourmet Burgers, Inc.*	450	7,335
Ruth's Hospitality Group, Inc.*	923	15,691
Shake Shack, Inc., Class A*	1,126	82,187
		390,366
Household Durables - 1.8%
Cavco Industries, Inc.*	248	73,777
Century Communities, Inc.	852	60,552
Ethan Allen Interiors, Inc.	629	14,152
Installed Building Products, Inc.	673	86,878
iRobot Corp.*	806	61,183
La-Z-Boy, Inc.	1,299	43,374
LGI Homes, Inc.*	623	89,500
M/I Homes, Inc.*	842	47,059
MDC Holdings, Inc.	1,623	77,644
Meritage Homes Corp.*	1,081	122,002
Tupperware Brands Corp.*	1,433	22,412
Universal Electronics, Inc.*	388	14,046
		712,579
Household Products - 0.4%
Central Garden & Pet Co.*	281	13,538
Central Garden & Pet Co., Class A*	1,156	50,113
WD-40 Co.	394	88,394
		152,045
Insurance - 2.0%
Ambac Financial Group, Inc.*	1,328	19,840
American Equity Investment Life Holding Co.	2,364	79,501
AMERISAFE, Inc.	555	29,465
Assured Guaranty Ltd.(b)	2,096	102,641
eHealth, Inc.*	677	14,948
Employers Holdings, Inc.	814	31,429
Genworth Financial, Inc., Class A*	14,575	55,677
HCI Group, Inc.	190	20,976
Horace Mann Educators Corp.	1,192	44,188
James River Group Holdings Ltd.	1,071	28,317
Palomar Holdings, Inc.*(b)	692	50,571
ProAssurance Corp.	1,552	35,696
Safety Insurance Group, Inc.	408	31,526
Selectquote, Inc.*	3,568	32,112
SiriusPoint Ltd.*	2,514	19,358
Stewart Information Services Corp.	773	55,053
Trupanion, Inc.*	980	120,854
United Fire Group, Inc.	621	12,991
Universal Insurance Holdings, Inc.	810	12,207
		797,350
Interactive Media & Services - 0.1%
QuinStreet, Inc.*	1,418	21,710

Internet & Direct Marketing Retail - 0.3%
Liquidity Services, Inc.*	766	17,365
PetMed Express, Inc.(b)	585	16,005
Shutterstock, Inc.	673	76,729
		110,099
IT Services - 1.1%
BM Technologies, Inc.*	85	1,024
CSG Systems International, Inc.	939	49,495
EVERTEC, Inc.	1,715	72,013
ExlService Holdings, Inc.*	952	123,636
Perficient, Inc.*	945	129,493
TTEC Holdings, Inc.	525	44,305
Unisys Corp.*	1,930	35,049
		455,015
Leisure Products - 0.3%
Sturm Ruger & Co., Inc.	508	36,419
Vista Outdoor, Inc.*	1,650	72,055
		108,474
Life Sciences Tools & Services - 0.3%
NeoGenomics, Inc.*	3,528	120,869

Machinery - 4.1%
Alamo Group, Inc.	285	40,533
Albany International Corp., Class A	931	75,346
Astec Industries, Inc.	653	40,930
Barnes Group, Inc.	1,336	58,049
Chart Industries, Inc.*	1,025	178,914
CIRCOR International, Inc.*	582	15,685
Enerpac Tool Group Corp.	1,729	36,499
EnPro Industries, Inc.	591	60,282
ESCO Technologies, Inc.	748	61,142

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Federal Signal Corp.	1,755	74,465
Franklin Electric Co., Inc.	1,122	98,792
Greenbrier Cos., Inc. (The)	931	37,231
Hillenbrand, Inc.	2,098	93,571
John Bean Technologies Corp.	911	143,728
Lindsay Corp.	315	45,839
Meritor, Inc.*	2,012	50,883
Mueller Industries, Inc.	1,642	90,852
Proto Labs, Inc.*	798	39,996
SPX Corp.*	1,301	75,653
SPX FLOW, Inc.	1,196	99,878
Standex International Corp.	351	36,156
Tennant Co.	538	42,319
Titan International, Inc.*	1,470	10,128
Wabash National Corp.	1,436	23,981
Watts Water Technologies, Inc., Class A	789	148,892
		1,679,744
Marine - 0.3%
Matson, Inc.	1,245	101,505

Media - 0.7%
AMC Networks, Inc., Class A*	839	32,394
EW Scripps Co. (The), Class A	1,644	30,463
Gannett Co., Inc.*	4,096	20,931
Loyalty Ventures, Inc.*	573	16,445
Meredith Corp.*	1,167	68,853
Scholastic Corp.	873	32,860
TechTarget, Inc.*	726	70,153
Thryv Holdings, Inc.*	486	18,998
		291,097
Metals & Mining - 0.9%
Allegheny Technologies, Inc.*	3,658	52,090
Arconic Corp.*	3,141	83,928
Carpenter Technology Corp.	1,381	37,950
Century Aluminum Co.*	1,452	19,210
Haynes International, Inc.	363	14,545
Kaiser Aluminum Corp.	455	40,600
Materion Corp.	587	49,695
Olympic Steel, Inc.	266	5,413
SunCoke Energy, Inc.	2,386	14,531
TimkenSteel Corp.*	1,181	16,912
Warrior Met Coal, Inc.	1,478	31,762
		366,636
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Apollo Commercial Real Estate Finance, Inc.	3,779	51,130
ARMOUR Residential REIT, Inc.	2,388	23,379
Ellington Financial, Inc.	1,366	22,635
Franklin BSP Realty Trust, Inc.*	913	14,005
Granite Point Mortgage Trust, Inc.	1,576	19,432
Invesco Mortgage Capital, Inc.	8,320	24,960
KKR Real Estate Finance Trust, Inc.	1,161	23,952
New York Mortgage Trust, Inc.	10,896	40,642
PennyMac Mortgage Investment Trust	2,814	48,879
Ready Capital Corp.	1,639	25,175
Redwood Trust, Inc.	3,248	41,639
Two Harbors Investment Corp.	9,900	58,212
		394,040
Multiline Retail - 0.7%
Big Lots, Inc.	995	43,163
Macy's, Inc.	8,956	255,246
		298,409
Multi-Utilities - 0.2%
Avista Corp.	2,003	77,136
Unitil Corp.	455	18,855
		95,991
Oil, Gas & Consumable Fuels - 2.6%
Callon Petroleum Co.*	1,129	57,398
Civitas Resources, Inc.	1,415	72,321
CONSOL Energy, Inc.*	910	19,974
Dorian LPG Ltd.	800	9,848
Green Plains, Inc.*	1,544	59,676
Laredo Petroleum, Inc.*	389	22,912
Matador Resources Co.	3,163	124,211
Par Pacific Holdings, Inc.*	1,318	17,846
PBF Energy, Inc., Class A*	2,730	34,207
PDC Energy, Inc.	2,833	142,868
Range Resources Corp.*	7,461	145,937
Ranger Oil Corp.*	443	11,925
Renewable Energy Group, Inc.*	1,444	68,994
REX American Resources Corp.*	152	13,832
SM Energy Co.	3,481	100,949
Southwestern Energy Co.*	19,445	87,114
Talos Energy, Inc.*	1,176	11,725
World Fuel Services Corp.	1,822	45,532
		1,047,269
Paper & Forest Products - 0.3%
Clearwater Paper Corp.*	478	19,239
Glatfelter Corp.	1,278	21,049
Mercer International, Inc.	1,160	12,412
Neenah, Inc.	483	22,455
Schweitzer-Mauduit International, Inc.	903	25,916
Sylvamo Corp.*	1,025	31,037
		132,108
Personal Products - 0.6%
Edgewell Personal Care Co.	1,560	66,238
elf Beauty, Inc.*	1,368	41,204
Inter Parfums, Inc.	511	44,881
Medifast, Inc.	335	68,923
USANA Health Sciences, Inc.*	346	34,503
		255,749
Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals, Inc.*	1,064	20,812
ANI Pharmaceuticals, Inc.*	280	11,519
Cara Therapeutics, Inc.*	1,208	15,922
Collegium Pharmaceutical, Inc.*	1,019	17,914
Corcept Therapeutics, Inc.*	2,995	62,895
Endo International plc*	6,708	37,565
Harmony Biosciences Holdings, Inc.*	640	21,818
Innoviva, Inc.*	1,795	30,012
Pacira BioSciences, Inc.*	1,277	67,196
Phibro Animal Health Corp., Class A	585	11,460
Prestige Consumer Healthcare, Inc.*	1,435	80,288
Supernus Pharmaceuticals, Inc.*	1,527	45,764
		423,165
Professional Services - 1.1%
Exponent, Inc.	1,495	174,167
Forrester Research, Inc.*	321	18,117

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Heidrick & Struggles International, Inc.	560	24,175
Kelly Services, Inc., Class A	1,035	17,450
Korn Ferry	1,597	116,166
ManTech International Corp., Class A	788	53,545
Resources Connection, Inc.	887	15,239
TrueBlue, Inc.*	1,018	26,488
		445,347
Real Estate Management & Development - 0.4%
Marcus & Millichap, Inc.*	715	30,638
RE/MAX Holdings, Inc., Class A	543	14,927
Realogy Holdings Corp.*	3,349	50,871
St Joe Co. (The)	947	45,466
		141,902
Road & Rail - 0.3%
ArcBest Corp.	735	75,764
Heartland Express, Inc.	1,349	22,582
Marten Transport Ltd.	1,715	27,577
		125,923
Semiconductors & Semiconductor Equipment - 3.1%
Axcelis Technologies, Inc.*	966	59,718
CEVA, Inc.*	658	29,018
Cohu, Inc.*	1,398	46,092
Diodes, Inc.*	1,292	137,404
DSP Group, Inc.*	653	14,360
FormFactor, Inc.*	2,232	93,566
Ichor Holdings Ltd.*	815	39,030
Kulicke & Soffa Industries, Inc.(b)	1,780	102,635
MaxLinear, Inc.*	2,019	135,939
Onto Innovation, Inc.*	1,417	133,425
PDF Solutions, Inc.*	854	25,560
Photronics, Inc.*	1,783	23,553
Power Integrations, Inc.	1,731	173,152
Rambus, Inc.*	3,129	84,170
SMART Global Holdings, Inc.*(b)	661	37,690
Ultra Clean Holdings, Inc.*	1,285	70,431
Veeco Instruments, Inc.*	1,447	38,461
		1,244,204
Software - 2.1%
8x8, Inc.*	3,218	69,348
Agilysys, Inc.*	557	24,257
Alarm.com Holdings, Inc.*	1,320	105,323
Bottomline Technologies DE, Inc.*	1,130	50,669
Consensus Cloud Solutions, Inc.*	460	28,814
Ebix, Inc.(b)	685	20,933
InterDigital, Inc.	882	59,897
LivePerson, Inc.*(b)	1,867	72,178
OneSpan, Inc.*	996	17,022
Progress Software Corp.	1,257	60,902
SPS Commerce, Inc.*	1,030	145,220
Vonage Holdings Corp.*	7,234	149,165
Xperi Holding Corp.	3,011	53,957
		857,685
Specialty Retail - 3.2%
Aaron's Co., Inc. (The)	939	20,846
Abercrombie & Fitch Co., Class A*	1,769	63,684
America's Car-Mart, Inc.*	183	17,960
Asbury Automotive Group, Inc.*	649	106,202
Barnes & Noble Education, Inc.*	1,035	7,266
Bed Bath & Beyond, Inc.*	3,006	55,100
Boot Barn Holdings, Inc.*	848	103,744
Buckle, Inc. (The)	844	39,702
Caleres, Inc.	1,100	25,971
Cato Corp. (The), Class A	561	9,228
Chico's FAS, Inc.*	3,520	20,170
Children's Place, Inc. (The)*	399	34,525
Conn's, Inc.*	550	12,034
Designer Brands, Inc., Class A*	1,759	24,063
Genesco, Inc.*	401	25,343
Group 1 Automotive, Inc.	518	100,881
Guess?, Inc.	1,121	25,279
Haverty Furniture Cos., Inc.	443	13,250
Hibbett, Inc.	432	33,674
Lumber Liquidators Holdings, Inc.*	836	12,824
MarineMax, Inc.*	625	33,294
Monro, Inc.	964	54,003
ODP Corp. (The)*	1,362	51,429
Rent-A-Center, Inc.	1,740	76,856
Sally Beauty Holdings, Inc.*	3,246	63,589
Shoe Carnival, Inc.	507	19,824
Signet Jewelers Ltd.	1,514	147,070
Sleep Number Corp.*	678	54,091
Sonic Automotive, Inc., Class A	606	27,215
Zumiez, Inc.*	629	28,783
		1,307,900
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*(b)	3,598	81,963
Diebold Nixdorf, Inc.*	2,092	16,966
		98,929
Textiles, Apparel & Luxury Goods - 1.0%
Fossil Group, Inc.*	1,362	16,276
G-III Apparel Group Ltd.*	1,251	37,080
Kontoor Brands, Inc.	1,373	74,032
Movado Group, Inc.	482	21,628
Oxford Industries, Inc.	456	43,566
Steven Madden Ltd.	2,213	105,007
Unifi, Inc.*	398	8,107
Vera Bradley, Inc.*	732	6,961
Wolverine World Wide, Inc.	2,361	73,498
		386,155
Thrifts & Mortgage Finance - 1.7%
Axos Financial, Inc.*	1,533	86,783
Capitol Federal Financial, Inc.	3,708	42,123
Flagstar Bancorp, Inc.	1,518	70,648
Mr Cooper Group, Inc.*	2,472	97,075
NMI Holdings, Inc., Class A*	2,463	48,275
Northfield Bancorp, Inc.	1,284	21,635
Northwest Bancshares, Inc.	3,645	48,406
Provident Financial Services, Inc.	2,238	52,683
TrustCo Bank Corp.	555	18,126
Walker & Dunlop, Inc.	841	118,320
WSFS Financial Corp.	1,365	67,868
		671,942
Tobacco - 0.2%
Universal Corp.	708	32,972
Vector Group Ltd.	3,760	58,430
		91,402
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	1,114	105,875
Boise Cascade Co.	1,130	73,258
DXP Enterprises, Inc.*	510	14,091
GMS, Inc.*	1,237	69,111
NOW, Inc.*	3,177	26,560

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Veritiv Corp.*	408	51,424
		340,319
Water Utilities - 0.6%
American States Water Co.	1,061	99,925
California Water Service Group	1,481	93,318
Middlesex Water Co.	505	52,035
		245,278
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	1,435	36,435

TOTAL COMMON STOCKS (Cost $29,373,771)		29,820,558

SECURITIES LENDING REINVESTMENTS(c) - 0.2%

INVESTMENT COMPANIES - 0.2%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $98,464)	98,464	98,464

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 26.7%

REPURCHASE AGREEMENTS(d) - 26.7%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $10,862,646
(Cost $10,862,637)	10,862,637	10,862,637
Total Investments - 100.3% (Cost $40,334,872)		40,781,659
Liabilities in excess of other assets - (0.3%)		(132,615)
Net Assets - 100.0%		40,649,044

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,075,884.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $589,417, collateralized in the form of cash with a value of $98,464 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $599,794 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – November 15, 2050. The total value of collateral is $698,258.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $98,464.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,182,651
Aggregate gross unrealized depreciation	(4,315,956)
Net unrealized depreciation	$(133,305)
Federal income tax cost	$40,383,178

See accompanying notes to the financial statements.

Ultra SmallCap600

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Swap Agreementsa

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation)[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
12,422,794	5/8/2023	Bank of America NA	0.42%	S&P SmallCap 600®	(878,219)	657,978	220,241	—
17,838,375	11/7/2022	Citibank NA	0.42%	S&P SmallCap 600®	331,848	—	(331,848)	—
14,698,091	11/7/2022	Morgan Stanley & Co. International plc	(0.03)%	S&P SmallCap 600®	396,119	—	(396,119)	—
3,386,081	3/7/2023	Societe Generale	0.52%	S&P SmallCap 600®	(165,117)	60,036	23,727	(81,354)
3,136,255	3/7/2023	UBS AG	0.37%	S&P SmallCap 600®	(216,417)	—	114,426	(101,991)

51,481,596					(531,786)
				Total Unrealized Appreciation	727,967
				Total Unrealized Depreciation	(1,259,753)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.1%

Aerospace & Defense - 0.9%
Axon Enterprise, Inc.*	1,310	221,115
Curtiss-Wright Corp.	816	102,669
Hexcel Corp.*	1,673	85,959
Mercury Systems, Inc.*	1,120	54,824
		464,567
Air Freight & Logistics - 0.4%
GXO Logistics, Inc.*	1,967	188,930

Airlines - 0.2%
JetBlue Airways Corp.*	6,342	85,110

Auto Components - 1.7%
Adient plc*	1,880	79,806
Dana, Inc.	2,898	62,307
Fox Factory Holding Corp.*	840	147,647
Gentex Corp.	4,768	164,162
Goodyear Tire & Rubber Co. (The)*	5,606	112,737
Lear Corp.	1,192	200,006
Visteon Corp.*	559	59,209
		825,874
Automobiles - 0.5%
Harley-Davidson, Inc.	3,069	112,417
Thor Industries, Inc.	1,105	116,810
		229,227
Banks - 6.8%
Associated Banc-Corp.	3,052	66,839
Bank of Hawaii Corp.(b)	808	64,462
Bank OZK	2,431	108,690
Cadence Bank	3,910	114,250
Cathay General Bancorp	1,560	65,380
CIT Group, Inc.	1,978	97,041
Commerce Bancshares, Inc.	2,120	147,976
Cullen/Frost Bankers, Inc.	1,130	142,256
East West Bancorp, Inc.	2,830	217,910
First Financial Bankshares, Inc.	2,557	127,645
First Horizon Corp.	10,960	176,785
FNB Corp.	6,375	74,332
Fulton Financial Corp.	3,254	51,381
Glacier Bancorp, Inc.	2,162	117,397
Hancock Whitney Corp.	1,733	82,803
Home BancShares, Inc.	3,012	72,077
International Bancshares Corp.	1,062	44,615
PacWest Bancorp	2,339	104,647
Pinnacle Financial Partners, Inc.	1,518	144,832
Prosperity Bancshares, Inc.	1,854	132,153
Signature Bank	1,210	365,783
Sterling Bancorp	3,843	95,345
Synovus Financial Corp.	2,922	132,337
Texas Capital Bancshares, Inc.*	1,009	56,827
UMB Financial Corp.	859	86,398
Umpqua Holdings Corp.	4,392	83,711
United Bankshares, Inc.	2,578	92,112
Valley National Bancorp	8,113	109,039
Webster Financial Corp.	1,808	97,433
Wintrust Financial Corp.	1,138	99,609
		3,372,065
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	187	84,369

Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc.*	2,081	145,774
Exelixis, Inc.*	6,285	105,525
Halozyme Therapeutics, Inc.*	2,840	93,379
Neurocrine Biosciences, Inc.*	1,888	157,176
United Therapeutics Corp.*	895	169,603
		671,457
Building Products - 2.6%
Builders FirstSource, Inc.*	4,134	287,065
Carlisle Cos., Inc.	1,040	234,208
Lennox International, Inc.	683	211,060
Owens Corning	2,057	174,516
Simpson Manufacturing Co., Inc.	867	100,017
Trex Co., Inc.*	2,301	305,504
		1,312,370
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	822	139,847
Evercore, Inc., Class A	792	109,850
FactSet Research Systems, Inc.	754	353,302
Federated Hermes, Inc.	1,946	65,600
Interactive Brokers Group, Inc., Class A	1,743	128,668
Janus Henderson Group plc	3,439	146,948
Jefferies Financial Group, Inc.	3,943	148,178
SEI Investments Co.	2,140	127,608
Stifel Financial Corp.	2,091	148,482
		1,368,483
Chemicals - 2.5%
Ashland Global Holdings, Inc.	1,127	113,906
Avient Corp.	1,821	100,173
Cabot Corp.	1,131	59,355
Chemours Co. (The)	3,295	97,861
Ingevity Corp.*	788	56,665
Minerals Technologies, Inc.	670	43,999
NewMarket Corp.	143	47,376
Olin Corp.	2,881	156,582
RPM International, Inc.	2,589	235,703
Scotts Miracle-Gro Co. (The)	813	117,796
Sensient Technologies Corp.	841	81,821
Valvoline, Inc.	3,607	122,890
		1,234,127
Commercial Services & Supplies - 1.6%
Brink's Co. (The)	993	60,732
Clean Harbors, Inc.*	999	101,338
IAA, Inc.*(b)	2,689	129,879
KAR Auction Services, Inc.*	2,378	35,646
MillerKnoll, Inc.	1,503	57,024
MSA Safety, Inc.	727	104,194
Stericycle, Inc.*	1,832	103,508
Tetra Tech, Inc.	1,078	199,085
		791,406
Communications Equipment - 0.8%
Ciena Corp.*	3,088	185,990
Lumentum Holdings, Inc.*(b)	1,514	131,370
Viasat, Inc.*	1,463	64,796
		382,156
Construction & Engineering - 1.3%
AECOM*	2,874	198,134
Dycom Industries, Inc.*	615	57,490

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
EMCOR Group, Inc.	1,072	127,932
Fluor Corp.*	2,821	62,372
MasTec, Inc.*	1,142	105,258
Valmont Industries, Inc.	423	101,110
		652,296
Construction Materials - 0.3%
Eagle Materials, Inc.	835	128,774

Consumer Finance - 0.6%
FirstCash, Inc.	807	51,519
Navient Corp.	3,349	66,076
PROG Holdings, Inc.*	1,327	59,874
SLM Corp.	6,101	108,476
		285,945
Containers & Packaging - 0.8%
AptarGroup, Inc.	1,316	157,381
Greif, Inc., Class A	530	32,160
Silgan Holdings, Inc.	1,674	69,421
Sonoco Products Co.	1,962	114,051
		373,013
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	80	45,322
Grand Canyon Education, Inc.*	901	65,295
H&R Block, Inc.	3,553	84,135
Service Corp. International	3,343	221,173
		415,925
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	2,632	101,200

Electric Utilities - 0.9%
ALLETE, Inc.	1,043	61,151
Hawaiian Electric Industries, Inc.	2,181	82,856
IDACORP, Inc.	1,008	105,457
OGE Energy Corp.	3,993	137,040
PNM Resources, Inc.	1,712	84,299
		470,803
Electrical Equipment - 1.9%
Acuity Brands, Inc.	712	143,361
EnerSys	849	62,902
Hubbell, Inc.	1,085	212,335
nVent Electric plc	3,354	116,820
Regal Rexnord Corp.	1,351	213,593
Sunrun, Inc.*(b)	4,108	189,132
		938,143
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics, Inc.*	1,433	174,324
Avnet, Inc.	1,985	71,996
Belden, Inc.	895	55,195
Cognex Corp.	3,525	272,306
Coherent, Inc.*	489	126,617
II-VI, Inc.*(b)	2,093	130,875
Jabil, Inc.	2,910	170,119
Littelfuse, Inc.	491	146,554
National Instruments Corp.	2,653	110,153
TD SYNNEX Corp.	829	85,768
Vishay Intertechnology, Inc.	2,649	53,960
Vontier Corp.	3,371	106,220
		1,504,087
Energy Equipment & Services - 0.4%
ChampionX Corp.*	4,026	82,171
NOV, Inc.*	7,792	92,880
		175,051
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A(b)	900	44,424

Equity Real Estate Investment Trusts (REITs) - 9.2%
American Campus Communities, Inc.	2,775	143,579
Apartment Income REIT Corp.	3,132	158,980
Brixmor Property Group, Inc.	5,925	134,735
Camden Property Trust	2,006	331,411
CoreSite Realty Corp.	882	150,866
Corporate Office Properties Trust	2,241	57,504
Cousins Properties, Inc.	2,967	112,034
CyrusOne, Inc.	2,474	220,236
Douglas Emmett, Inc.	3,501	114,728
EastGroup Properties, Inc.	806	164,182
EPR Properties	1,493	68,857
First Industrial Realty Trust, Inc.	2,577	155,677
Healthcare Realty Trust, Inc.	2,904	90,953
Highwoods Properties, Inc.	2,080	89,856
Hudson Pacific Properties, Inc.	3,042	74,042
JBG SMITH Properties	2,317	64,389
Kilroy Realty Corp.	2,091	134,932
Kite Realty Group Trust	4,356	87,643
Lamar Advertising Co., Class A	1,731	189,129
Life Storage, Inc.	1,563	206,535
Macerich Co. (The)	4,250	80,155
Medical Properties Trust, Inc.	11,885	253,032
National Retail Properties, Inc.	3,504	154,526
National Storage Affiliates Trust	1,627	99,865
Omega Healthcare Investors, Inc.	4,765	133,134
Park Hotels & Resorts, Inc.*	4,719	78,524
Pebblebrook Hotel Trust	2,621	54,910
Physicians Realty Trust(b)	4,337	77,329
PotlatchDeltic Corp.	1,338	72,439
PS Business Parks, Inc.	401	70,255
Rayonier, Inc.	2,819	106,474
Rexford Industrial Realty, Inc.	2,748	192,580
Sabra Health Care REIT, Inc.	4,405	56,957
SL Green Realty Corp.	1,340	93,036
Spirit Realty Capital, Inc.	2,377	105,919
STORE Capital Corp.	4,878	160,681
Urban Edge Properties	2,197	37,854
		4,577,938
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings, Inc.*	2,736	180,986
Casey's General Stores, Inc.	739	143,580
Grocery Outlet Holding Corp.*	1,742	50,448
Performance Food Group Co.*	3,066	123,591
Sprouts Farmers Market, Inc.*	2,278	60,276
		558,881
Food Products - 1.6%
Darling Ingredients, Inc.*	3,233	218,292
Flowers Foods, Inc.	3,971	102,531
Hain Celestial Group, Inc. (The)*	1,877	74,010
Ingredion, Inc.	1,337	124,515
Lancaster Colony Corp.	396	57,895
Pilgrim's Pride Corp.*	973	27,322
Post Holdings, Inc.*	1,169	112,926
Sanderson Farms, Inc.	423	79,431
Tootsie Roll Industries, Inc.	349	10,976
		807,898

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Gas Utilities - 1.1%
National Fuel Gas Co.	1,819	105,156
New Jersey Resources Corp.	1,924	70,765
ONE Gas, Inc.	1,067	69,184
Southwest Gas Holdings, Inc.	1,179	77,590
Spire, Inc.	1,032	61,765
UGI Corp.	4,171	172,054
		556,514
Health Care Equipment & Supplies - 3.4%
Envista Holdings Corp.*	3,217	124,820
Globus Medical, Inc., Class A*	1,563	97,875
Haemonetics Corp.*	1,016	52,070
Hill-Rom Holdings, Inc.	1,313	204,171
ICU Medical, Inc.*	398	90,032
Integra LifeSciences Holdings Corp.*	1,451	92,791
LivaNova plc*	1,061	85,050
Masimo Corp.*	1,010	280,901
Neogen Corp.*	2,145	86,079
NuVasive, Inc.*	1,031	49,550
Penumbra, Inc.*	686	168,516
Quidel Corp.*(b)	756	111,555
STAAR Surgical Co.*	945	89,955
Tandem Diabetes Care, Inc.*	1,258	161,678
		1,695,043
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc.*	1,793	100,713
Amedisys, Inc.*	651	90,912
Chemed Corp.	313	145,698
Encompass Health Corp.	1,985	114,376
HealthEquity, Inc.*(b)	1,663	90,933
LHC Group, Inc.*	632	72,503
Molina Healthcare, Inc.*	1,165	332,235
Option Care Health, Inc.*	2,763	69,932
Patterson Cos., Inc.	1,720	54,128
Progyny, Inc.*	1,373	69,707
R1 RCM, Inc.*	2,671	63,623
Tenet Healthcare Corp.*	2,136	155,650
		1,360,410
Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.*	1,635	95,827
Choice Hotels International, Inc.	655	94,025
Churchill Downs, Inc.	692	155,160
Cracker Barrel Old Country Store, Inc.	473	57,715
Jack in the Box, Inc.	432	35,683
Marriott Vacations Worldwide Corp.	852	130,058
Papa John's International, Inc.	649	79,126
Scientific Games Corp.*	1,923	122,918
Six Flags Entertainment Corp.*	1,542	56,391
Texas Roadhouse, Inc.	1,393	115,535
Travel + Leisure Co.	1,721	84,708
Wendy's Co. (The)	3,556	73,183
Wingstop, Inc.	593	95,236
Wyndham Hotels & Resorts, Inc.	1,866	148,310
		1,343,875
Household Durables - 1.6%
Helen of Troy Ltd.*	481	115,680
KB Home	1,795	71,782
Taylor Morrison Home Corp.*	2,500	77,650
Tempur Sealy International, Inc.	3,920	167,933
Toll Brothers, Inc.	2,314	146,870
TopBuild Corp.*(b)	657	177,252
Tri Pointe Homes, Inc.*	2,270	56,682
		813,849
Household Products - 0.1%
Energizer Holdings, Inc.	1,255	46,673

Insurance - 3.4%
Alleghany Corp.*	277	179,186
American Financial Group, Inc.	1,319	176,231
Brighthouse Financial, Inc.*	1,658	80,595
CNO Financial Group, Inc.	2,550	57,783
First American Financial Corp.	2,193	162,677
Hanover Insurance Group, Inc. (The)	712	86,686
Kemper Corp.	1,193	65,997
Kinsale Capital Group, Inc.	427	88,816
Mercury General Corp.	530	27,041
Old Republic International Corp.	5,673	135,925
Primerica, Inc.	787	115,807
Reinsurance Group of America, Inc.	1,356	128,698
RenaissanceRe Holdings Ltd.	940	144,863
RLI Corp.	794	81,607
Selective Insurance Group, Inc.	1,200	90,648
Unum Group	4,078	94,202
		1,716,762
Interactive Media & Services - 0.4%
TripAdvisor, Inc.*	1,964	50,789
Yelp, Inc.*	1,380	47,306
Ziff Davis, Inc.*	961	109,429
		207,524
IT Services - 1.5%
Alliance Data Systems Corp.	993	67,683
Concentrix Corp.	855	141,930
Genpact Ltd.	3,446	166,338
Kyndryl Holdings, Inc.*	3,576	56,501
LiveRamp Holdings, Inc.*	1,355	63,590
Maximus, Inc.	1,226	92,502
Sabre Corp.*	6,437	48,471
WEX, Inc.*	893	112,893
		749,908
Leisure Products - 1.3%
Brunswick Corp.	1,546	145,185
Callaway Golf Co.*	2,337	63,006
Mattel, Inc.*	6,962	147,664
Polaris, Inc.	1,138	127,217
YETI Holdings, Inc.*	1,745	160,819
		643,891
Life Sciences Tools & Services - 1.2%
Medpace Holdings, Inc.*	572	118,639
Repligen Corp.*	1,020	292,230
Syneos Health, Inc.*	2,064	200,538
		611,407
Machinery - 4.7%
AGCO Corp.	1,233	135,889
Colfax Corp.*	2,584	120,001
Crane Co.	994	95,961
Donaldson Co., Inc.	2,506	141,414
Flowserve Corp.	2,598	77,888
Graco, Inc.	3,387	246,878
ITT, Inc.	1,717	162,394
Kennametal, Inc.	1,669	59,032
Lincoln Electric Holdings, Inc.	1,185	159,928

See accompanying notes to the financial statements.

UltraPro MidCap400

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Middleby Corp. (The)*	1,110	193,895
Nordson Corp.	1,078	274,017
Oshkosh Corp.	1,369	147,304
Terex Corp.	1,393	59,035
Timken Co. (The)	1,385	91,174
Toro Co. (The)	2,137	214,897
Trinity Industries, Inc.	1,664	44,096
Woodward, Inc.	1,269	134,260
		2,358,063
Marine - 0.1%
Kirby Corp.*	1,200	62,664

Media - 0.9%
Cable One, Inc.	99	175,434
John Wiley & Sons, Inc., Class A	870	45,194
New York Times Co. (The), Class A	3,334	158,365
TEGNA, Inc.	4,411	87,117
		466,110
Metals & Mining - 2.0%
Cleveland-Cliffs, Inc.*(b)	9,073	184,636
Commercial Metals Co.	2,406	74,346
Compass Minerals International, Inc.	680	33,082
Reliance Steel & Aluminum Co.	1,267	188,314
Royal Gold, Inc.	1,307	130,739
Steel Dynamics, Inc.	3,869	231,366
United States Steel Corp.	5,389	121,845
Worthington Industries, Inc.	660	31,667
		995,995
Multiline Retail - 0.6%
Kohl's Corp.	3,117	159,684
Nordstrom, Inc.*	2,219	46,976
Ollie's Bargain Outlet Holdings, Inc.*(b)	1,212	75,011
		281,671
Multi-Utilities - 0.5%
Black Hills Corp.	1,267	81,240
MDU Resources Group, Inc.	4,039	109,982
NorthWestern Corp.	1,029	56,904
		248,126
Oil, Gas & Consumable Fuels - 1.6%
Antero Midstream Corp.(b)	6,478	62,901
CNX Resources Corp.*	4,347	59,293
DT Midstream, Inc.	1,933	88,667
EQT Corp.*	6,033	117,221
Equitrans Midstream Corp.	8,112	78,038
HollyFrontier Corp.	2,983	96,411
Murphy Oil Corp.	2,897	77,002
Targa Resources Corp.	4,562	235,536
		815,069
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	1,899	124,100

Personal Products - 0.2%
Coty, Inc., Class A*	6,676	64,957
Nu Skin Enterprises, Inc., Class A	1,000	43,880
		108,837
Pharmaceuticals - 0.6%
Jazz Pharmaceuticals plc*	1,220	146,241
Nektar Therapeutics*	3,667	41,291
Perrigo Co. plc	2,670	98,016
		285,548
Professional Services - 1.5%
ASGN, Inc.*	1,055	128,372
CACI International, Inc., Class A*	470	121,932
FTI Consulting, Inc.*	684	99,926
Insperity, Inc.	716	82,870
KBR, Inc.	2,809	123,596
ManpowerGroup, Inc.	1,083	97,069
Science Applications International Corp.	1,157	97,061
		750,826
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.*	1,011	237,494

Road & Rail - 2.1%
Avis Budget Group, Inc.*	942	258,664
Knight-Swift Transportation Holdings, Inc.	3,312	189,612
Landstar System, Inc.	764	128,772
Ryder System, Inc.	1,073	89,145
Saia, Inc.*	525	173,869
Werner Enterprises, Inc.	1,233	55,621
XPO Logistics, Inc.*	1,967	142,489
		1,038,172
Semiconductors & Semiconductor Equipment - 4.6%
Amkor Technology, Inc.	1,999	43,098
Brooks Automation, Inc.	1,482	167,614
Cirrus Logic, Inc.*	1,150	92,207
CMC Materials, Inc.	583	77,422
First Solar, Inc.*	1,973	204,403
Lattice Semiconductor Corp.*	2,722	206,681
MKS Instruments, Inc.	1,106	168,289
Semtech Corp.*	1,295	110,943
Silicon Laboratories, Inc.*	810	158,979
SiTime Corp.*	296	88,350
SolarEdge Technologies, Inc.*	1,043	341,854
SunPower Corp.*(b)	1,655	47,416
Synaptics, Inc.*	702	198,133
Universal Display Corp.	865	123,738
Wolfspeed, Inc.*	2,303	282,394
		2,311,521
Software - 3.6%
ACI Worldwide, Inc.*	2,344	68,304
Aspen Technology, Inc.*	1,355	196,516
Blackbaud, Inc.*	838	63,235
CDK Global, Inc.	2,430	93,895
Cerence, Inc.*(b)	758	56,986
CommVault Systems, Inc.*	916	57,598
Digital Turbine, Inc.*	1,745	92,590
Envestnet, Inc.*	1,088	83,417
Fair Isaac Corp.*	567	200,225
Manhattan Associates, Inc.*	1,265	197,542
Mimecast Ltd.*	1,220	98,820
NCR Corp.*(b)	2,622	101,996
Paylocity Holding Corp.*	784	197,835
Qualys, Inc.*	668	87,034
Sailpoint Technologies Holdings, Inc.*	1,855	97,554
Teradata Corp.*	2,176	94,482
		1,788,029
Specialty Retail - 3.5%
American Eagle Outfitters, Inc.	3,045	78,835
AutoNation, Inc.*	871	107,873
Dick's Sporting Goods, Inc.(b)	1,307	153,651

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Five Below, Inc.*	1,117	227,243
Foot Locker, Inc.	1,798	82,061
GameStop Corp., Class A*	1,241	243,497
Lithia Motors, Inc.	603	175,672
Murphy USA, Inc.	474	82,158
RH*	340	198,281
Urban Outfitters, Inc.*	1,314	41,614
Victoria's Secret & Co.*	1,499	81,366
Williams-Sonoma, Inc.	1,499	292,065
		1,764,316
Technology Hardware, Storage & Peripherals - 0.1%
Xerox Holdings Corp.	2,742	50,508

Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd.*	3,033	179,614
Carter's, Inc.	878	88,704
Columbia Sportswear Co.	698	68,076
Crocs, Inc.*	1,244	204,041
Deckers Outdoor Corp.*	551	223,376
Skechers USA, Inc., Class A*	2,691	120,880
		884,691
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	2,232	92,807
MGIC Investment Corp.	6,770	95,457
New York Community Bancorp, Inc.	9,278	111,150
Washington Federal, Inc.	1,355	44,024
		343,438
Trading Companies & Distributors - 0.9%
GATX Corp.	708	69,738
MSC Industrial Direct Co., Inc., Class A	938	73,821
Univar Solutions, Inc.*	3,410	88,353
Watsco, Inc.	658	192,603
		424,515
Water Utilities - 0.4%
Essential Utilities, Inc.	4,462	210,919

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	1,972	34,865

TOTAL COMMON STOCKS (Cost $50,251,288)		47,375,852

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(c) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $124,808)	124,808	124,808

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.3%

REPURCHASE AGREEMENTS(d) - 12.3%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $6,137,674
(Cost $6,137,671)	6,137,671	6,137,671

Total Investments - 107.7% (Cost $56,513,767)		53,638,331
Liabilities in excess of other assets - (7.7%)		(3,824,185)
Net Assets - 100.0%		49,814,146

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $13,655,968.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $699,941, collateralized in the form of cash with a value of $124,808 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $620,755 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $745,563.
(c)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $124,808.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$889,029
Aggregate gross unrealized depreciation	(9,836,072)
Net unrealized depreciation	$(8,947,043)
Federal income tax cost	$57,001,677

See accompanying notes to the financial statements.

UltraPro MidCap400
Schedule of Portfolio Investments
November 30, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	9	12/17/2021	USD	$2,435,580	$49,222

Swap Agreementsa

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/the Counterparty ($)	Net Amount[e] ($)
12,118,500	5/8/2023	Bank of America NA	0.47%	S&P MidCap 400®	(880,415)	315,547	564,868	—
3,066,192	5/8/2023	BNP Paribas SA	0.52%	S&P MidCap 400®	(251,221)	—	210,533	(40,688)
2,237,345	4/10/2023	Citibank NA	0.47%	S&P MidCap 400®	(139,203)	100,367	38,836	—
777,383	4/10/2023	Credit Suisse International	0.57%	S&P MidCap 400®	(56,528)	—	45,375	(11,153)
9,362,492	3/7/2023	Goldman Sachs International	0.57%	S&P MidCap 400®	(680,804)	282,463	398,341	—
39,892,997	11/7/2022	Morgan Stanley & Co. International plc	0.00%	S&P MidCap 400®	(169,354)	—	169,354	—
24,396,811	3/7/2023	Societe Generale	0.34%	S&P MidCap 400®	(2,822,114)	2,810,944	11,170	—
7,781,951	3/7/2023	UBS AG	0.42%	S&P MidCap 400®	(633,280)	629,738	3,542	—

99,633,671					(5,632,919)
				Total Unrealized Depreciation	(5,632,919)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations
USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.3%

Aerospace & Defense - 0.6%
AAR Corp.*	4,167	136,094
Aerojet Rocketdyne Holdings, Inc.	9,175	385,717
AeroVironment, Inc.*	2,755	222,494
AerSale Corp.*(b)	1,104	19,971
Astronics Corp.*	2,991	31,286
Byrna Technologies, Inc.*(b)	2,259	33,253
Ducommun, Inc.*	1,333	56,666
Kaman Corp.	3,385	125,245
Kratos Defense & Security Solutions, Inc.*	15,033	296,300
Maxar Technologies, Inc.	8,789	241,961
Moog, Inc., Class A	3,538	244,723
National Presto Industries, Inc.	627	51,276
PAE, Inc.*	8,508	84,399
Park Aerospace Corp.	2,392	30,857
Parsons Corp.*	3,226	107,071
Triumph Group, Inc.*	7,806	130,829
Vectrus, Inc.*	1,412	59,078
		2,257,220
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	7,232	178,558
Atlas Air Worldwide Holdings, Inc.*	3,528	309,088
Forward Air Corp.	3,331	328,937
Hub Group, Inc., Class A*	4,057	315,107
Radiant Logistics, Inc.*	4,809	36,260
		1,167,950
Airlines - 0.3%
Allegiant Travel Co.*	1,880	325,654
Frontier Group Holdings, Inc.*	4,266	56,951
Hawaiian Holdings, Inc.*	6,196	113,263
Mesa Air Group, Inc.*	4,204	29,680
SkyWest, Inc.*	6,103	239,054
Spirit Airlines, Inc.*	12,049	251,945
Sun Country Airlines Holdings, Inc.*	3,176	87,118
		1,103,665
Auto Components - 1.2%
Adient plc*	11,608	492,760
American Axle & Manufacturing Holdings, Inc.*	13,821	122,454
Cooper-Standard Holdings, Inc.*	2,062	47,612
Dana, Inc.	17,814	383,001
Dorman Products, Inc.*	3,277	363,681
Fox Factory Holding Corp.*	5,177	909,961
Gentherm, Inc.*	4,075	344,134
Goodyear Tire & Rubber Co. (The)*	33,862	680,965
LCI Industries	3,037	462,444
Modine Manufacturing Co.*	6,129	63,496
Motorcar Parts of America, Inc.*	2,300	36,892
Patrick Industries, Inc.	2,784	222,080
Standard Motor Products, Inc.	2,558	128,002
Stoneridge, Inc.*	3,197	69,791
Tenneco, Inc., Class A*	8,336	87,528
Visteon Corp.*(b)	3,402	360,340
XL Fleet Corp.*(b)	4,282	19,440
XPEL, Inc.*(c)	2,200	158,158
		4,952,739
Automobiles - 0.3%
Arcimoto, Inc.*(b)	3,355	34,322
Canoo, Inc.*(b)	13,036	156,041
Fisker, Inc.*(b)	20,003	427,864
Lordstown Motors Corp.*(b)	11,779	55,126
Winnebago Industries, Inc.	3,966	286,424
Workhorse Group, Inc.*(b)	14,778	86,304
		1,046,081
Banks - 7.4%
1st Source Corp.	2,073	95,876
Allegiance Bancshares, Inc.	2,329	94,161
Amalgamated Financial Corp.	1,669	28,239
Amerant Bancorp, Inc.*	3,309	93,148
American National Bankshares, Inc.	1,300	47,554
Ameris Bancorp	8,149	396,612
Arrow Financial Corp.	1,693	58,408
Associated Banc-Corp.	18,545	406,135
Atlantic Capital Bancshares, Inc.*	2,411	67,363
Atlantic Union Bankshares Corp.	9,401	305,627
Banc of California, Inc.	6,703	131,312
BancFirst Corp.	2,100	133,623
Bancorp, Inc. (The)*	6,412	181,267
Bank First Corp.(b)	819	57,518
Bank of Marin Bancorp	1,953	67,652
Bank of NT Butterfield & Son Ltd. (The)	6,148	226,431
BankUnited, Inc.	11,416	452,530
Banner Corp.	4,249	243,383
Bar Harbor Bankshares	1,810	51,712
Berkshire Hills Bancorp, Inc.	5,993	160,073
Blue Ridge Bankshares, Inc.(b)	2,125	37,846
Brookline Bancorp, Inc.	9,409	145,181
Bryn Mawr Bank Corp.	2,424	108,110
Business First Bancshares, Inc.	2,345	64,488
Byline Bancorp, Inc.	3,055	79,338
Cadence Bank	23,045	673,375
Cambridge Bancorp	836	74,220
Camden National Corp.	1,806	82,751
Capital Bancorp, Inc.	950	25,242
Capital City Bank Group, Inc.	1,650	43,742
Capstar Financial Holdings, Inc.	2,509	52,262
Carter Bankshares, Inc.*	3,174	46,055
Cathay General Bancorp	9,195	385,362
CBTX, Inc.	2,252	62,606
Central Pacific Financial Corp.	3,383	90,563
CIT Group, Inc.	12,166	596,864
Citizens & Northern Corp.	1,902	47,055
City Holding Co.	1,861	146,014
Civista Bancshares, Inc.	1,819	42,801
CNB Financial Corp.	1,970	51,909
Coastal Financial Corp.*	1,159	50,683
Columbia Banking System, Inc.	9,597	315,357
Community Bank System, Inc.	6,556	463,247
Community Trust Bancorp, Inc.	1,906	80,052
ConnectOne Bancorp, Inc.	4,571	148,558
CrossFirst Bankshares, Inc.*	5,714	79,939
Customers Bancorp, Inc.*	3,661	211,020
CVB Financial Corp.	15,839	302,683
Dime Community Bancshares, Inc.	4,231	145,123
Eagle Bancorp, Inc.	3,877	218,469
Eastern Bankshares, Inc.	21,050	423,736
Enterprise Bancorp, Inc.	1,136	44,781
Enterprise Financial Services Corp.	4,341	201,292

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Equity Bancshares, Inc., Class A	1,649	53,625
Farmers National Banc Corp.	3,788	66,631
FB Financial Corp.	4,080	175,032
Fidelity D&D Bancorp, Inc.(b)	492	25,097
Financial Institutions, Inc.	1,919	59,105
First Bancorp, Inc. (The)	1,269	38,425
First Bancorp/NC	4,209	187,048
First Bancorp/PR	25,188	334,749
First Bancshares, Inc. (The)	2,482	96,451
First Bank	1,910	27,638
First Busey Corp.	6,214	159,700
First Commonwealth Financial Corp.	11,696	175,791
First Community Bankshares, Inc.	2,073	67,787
First Financial Bancorp	11,583	266,409
First Financial Bankshares, Inc.	15,909	794,177
First Financial Corp.	1,425	61,931
First Foundation, Inc.	4,868	123,745
First Internet Bancorp	1,139	49,330
First Interstate BancSystem, Inc., Class A	5,015	204,612
First Merchants Corp.	6,632	264,550
First Mid Bancshares, Inc.	2,038	85,657
First Midwest Bancorp, Inc.	13,959	275,411
First of Long Island Corp. (The)	2,805	58,765
Five Star Bancorp	655	19,447
Flushing Financial Corp.	3,614	85,363
Fulton Financial Corp.	19,481	307,605
German American Bancorp, Inc.	3,028	118,486
Glacier Bancorp, Inc.	13,506	733,376
Great Southern Bancorp, Inc.	1,298	72,208
Great Western Bancorp, Inc.	6,776	227,335
Guaranty Bancshares, Inc.	978	35,942
Hancock Whitney Corp.	10,603	506,611
Hanmi Financial Corp.	3,739	84,015
HarborOne Bancorp, Inc.	6,076	84,396
HBT Financial, Inc.	1,174	21,132
Heartland Financial USA, Inc.	4,939	234,603
Heritage Commerce Corp.	7,152	78,386
Heritage Financial Corp.	4,347	101,850
Hilltop Holdings, Inc.	7,796	265,298
Home BancShares, Inc.	18,690	447,252
HomeStreet, Inc.	2,480	122,438
HomeTrust Bancshares, Inc.	1,862	55,916
Hope Bancorp, Inc.	14,565	209,008
Horizon Bancorp, Inc.	5,249	101,831
Howard Bancorp, Inc.*	1,615	33,366
Independent Bank Corp.	5,614	443,843
Independent Bank Corp./MI	2,527	56,984
Independent Bank Group, Inc.	4,605	319,725
International Bancshares Corp.	6,577	276,300
Investors Bancorp, Inc.	28,035	417,441
Lakeland Bancorp, Inc.	5,992	107,197
Lakeland Financial Corp.	2,990	211,154
Live Oak Bancshares, Inc.(b)	3,863	344,193
Macatawa Bank Corp.	3,219	27,104
Mercantile Bank Corp.	1,906	64,003
Meta Financial Group, Inc.	3,851	230,174
Metrocity Bankshares, Inc.	2,327	62,596
Metropolitan Bank Holding Corp.*	942	89,424
Mid Penn Bancorp, Inc.	1,205	37,909
Midland States Bancorp, Inc.	2,661	63,332
MidWestOne Financial Group, Inc.	1,774	54,639
MVB Financial Corp.	1,225	50,311
National Bank Holdings Corp., Class A	3,621	154,327
NBT Bancorp, Inc.	5,170	186,689
Nicolet Bankshares, Inc.*	1,315	93,773
Northrim Bancorp, Inc.	743	30,129
OceanFirst Financial Corp.	7,247	149,361
OFG Bancorp	6,221	149,926
Old National Bancorp	20,252	357,650
Old Second Bancorp, Inc.	3,401	42,002
Origin Bancorp, Inc.	2,698	113,829
Orrstown Financial Services, Inc.	1,336	31,262
Pacific Premier Bancorp, Inc.	11,489	445,199
Park National Corp.	1,764	229,479
Peapack-Gladstone Financial Corp.	2,222	73,504
Peoples Bancorp, Inc.	3,108	95,851
Peoples Financial Services Corp.	859	40,708
Preferred Bank	1,690	115,174
Primis Financial Corp.	2,956	45,168
QCR Holdings, Inc.	1,886	101,731
RBB Bancorp	1,724	42,169
Red River Bancshares, Inc.	555	29,304
Reliant Bancorp, Inc.	1,866	62,082
Renasant Corp.	6,771	246,668
Republic Bancorp, Inc., Class A	1,154	59,119
Republic First Bancorp, Inc.*	5,479	18,519
S&T Bancorp, Inc.	4,750	142,073
Sandy Spring Bancorp, Inc.	5,684	266,750
Seacoast Banking Corp. of Florida	6,683	225,685
ServisFirst Bancshares, Inc.	6,118	491,826
Sierra Bancorp	1,721	43,335
Silvergate Capital Corp., Class A*	2,998	613,031
Simmons First National Corp., Class A	13,148	382,738
SmartFinancial, Inc.	1,694	43,485
South Plains Financial, Inc.	1,299	32,475
Southern First Bancshares, Inc.*	912	53,379
Southside Bancshares, Inc.	3,819	155,624
SouthState Corp.	8,560	668,878
Spirit of Texas Bancshares, Inc.	1,569	43,618
Stock Yards Bancorp, Inc.	2,951	176,558
Summit Financial Group, Inc.	1,395	34,875
Texas Capital Bancshares, Inc.*	6,214	349,972
Tompkins Financial Corp.	1,731	135,295
Towne Bank	8,220	251,450
TriCo Bancshares	3,378	142,416
TriState Capital Holdings, Inc.*	3,546	106,061
Triumph Bancorp, Inc.*	2,884	367,277
Trustmark Corp.	7,609	232,911
UMB Financial Corp.	5,366	539,712
United Bankshares, Inc.	15,309	546,991
United Community Banks, Inc.	10,664	365,455
Univest Financial Corp.	3,544	97,708
Valley National Bancorp	49,088	659,743
Veritex Holdings, Inc.	5,829	231,003
Washington Trust Bancorp, Inc.	2,097	112,819
WesBanco, Inc.	7,758	252,523
West Bancorp, Inc.	1,970	61,129
Westamerica Bancorp	3,192	171,666
		30,205,291
Beverages - 0.4%
Celsius Holdings, Inc.*	6,608	452,053
Coca-Cola Consolidated, Inc.	576	328,648
Duckhorn Portfolio, Inc. (The)*	2,473	47,507
MGP Ingredients, Inc.	1,737	135,451

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
National Beverage Corp.	2,878	149,483
NewAge, Inc.*(b)	16,482	18,625
Primo Water Corp.	19,261	320,118
Zevia PBC, Class A*	1,257	9,616
		1,461,501
Biotechnology - 7.5%
2seventy bio, Inc.*	2,759	72,672
4D Molecular Therapeutics, Inc.*	2,567	59,041
89bio, Inc.*(b)	1,194	15,773
ACADIA Pharmaceuticals, Inc.*	14,665	281,568
Acumen Pharmaceuticals, Inc.*(b)	1,175	9,283
Adagio Therapeutics, Inc.*(b)	2,601	122,351
Adicet Bio, Inc.*	2,563	27,270
Adverum Biotechnologies, Inc.*	10,644	18,521
Aeglea BioTherapeutics, Inc.*	4,952	30,900
Aerovate Therapeutics, Inc.*	1,235	16,932
Affimed NV*	14,223	97,001
Agenus, Inc.*	25,313	79,736
Agios Pharmaceuticals, Inc.*(b)	7,227	257,426
Akebia Therapeutics, Inc.*	21,369	57,910
Akero Therapeutics, Inc.*	3,150	66,969
Akouos, Inc.*(b)	2,941	22,616
Albireo Pharma, Inc.*	2,065	49,539
Aldeyra Therapeutics, Inc.*	5,946	45,606
Alector, Inc.*	7,157	147,792
Aligos Therapeutics, Inc.*(b)	2,587	39,633
Alkermes plc*	19,655	430,838
Allakos, Inc.*	4,282	335,495
Allogene Therapeutics, Inc.*	8,331	154,040
Allovir, Inc.*	3,614	63,100
Alpine Immune Sciences, Inc.*(b)	1,423	15,411
Altimmune, Inc.*	4,857	50,950
ALX Oncology Holdings, Inc.*	2,172	69,852
Amicus Therapeutics, Inc.*	32,220	345,076
AnaptysBio, Inc.*	2,365	76,508
Anavex Life Sciences Corp.*	7,862	152,523
Anika Therapeutics, Inc.*	1,768	69,182
Annexon, Inc.*	3,815	62,146
Apellis Pharmaceuticals, Inc.*	8,758	368,537
Applied Molecular Transport, Inc.*(b)	3,065	52,105
Applied Therapeutics, Inc.*	2,170	24,912
AquaBounty Technologies, Inc.*(b)	6,430	16,847
Arbutus Biopharma Corp.*	9,844	31,501
Arcturus Therapeutics Holdings, Inc.*	2,587	102,833
Arcus Biosciences, Inc.*	5,551	243,134
Arcutis Biotherapeutics, Inc.*	3,389	56,156
Ardelyx, Inc.*	10,829	12,345
Arena Pharmaceuticals, Inc.*	7,493	408,294
Arrowhead Pharmaceuticals, Inc.*	12,420	870,021
Atara Biotherapeutics, Inc.*	10,126	181,154
Athenex, Inc.*	10,595	18,753
Athersys, Inc.*(b)	25,092	26,598
Atossa Therapeutics, Inc.*(b)	14,334	32,538
Atreca, Inc., Class A*	3,182	11,423
Avalo Therapeutics, Inc.*	6,488	12,976
Avid Bioservices, Inc.*(b)	7,399	226,113
Avidity Biosciences, Inc.*	4,614	103,031
Avita Medical, Inc.*(b)	2,976	40,950
Avrobio, Inc.*	4,642	17,825
Beam Therapeutics, Inc.*	6,107	483,369
Beyondspring, Inc.*(b)	2,744	35,041
BioAtla, Inc.*(b)	1,902	48,026
BioCryst Pharmaceuticals, Inc.*	21,836	263,342
Biohaven Pharmaceutical Holding Co. Ltd.*	6,824	765,926
Biomea Fusion, Inc.*(b)	1,057	12,758
Bioxcel Therapeutics, Inc.*	2,113	48,451
Black Diamond Therapeutics, Inc.*(b)	2,791	16,746
Bluebird Bio, Inc.*	8,276	83,670
Blueprint Medicines Corp.*	7,169	689,658
Bolt Biotherapeutics, Inc.*(b)	2,804	25,993
Bridgebio Pharma, Inc.*	13,172	533,466
Brooklyn ImmunoTherapeutics, Inc.*	3,635	21,628
C4 Therapeutics, Inc.*	4,734	175,726
Cardiff Oncology, Inc.*	4,666	26,223
CareDx, Inc.*	6,199	267,425
Caribou Biosciences, Inc.*	2,349	43,668
Catalyst Pharmaceuticals, Inc.*	11,897	83,279
Celcuity, Inc.*	1,185	17,894
Celldex Therapeutics, Inc.*	5,634	214,655
CEL-SCI Corp.*(b)	4,405	45,239
Century Therapeutics, Inc.*(b)	1,447	27,652
Cerevel Therapeutics Holdings, Inc.*(b)	4,910	153,143
ChemoCentryx, Inc.*(b)	6,615	239,992
Chimerix, Inc.*	8,898	55,968
Chinook Therapeutics, Inc.*	4,056	64,937
Clene, Inc.*(b)	2,403	13,673
Clovis Oncology, Inc.*(b)	13,821	43,674
Codiak Biosciences, Inc.*	1,949	24,850
Cogent Biosciences, Inc.*(b)	4,552	36,052
Coherus Biosciences, Inc.*	7,858	145,923
Cortexyme, Inc.*(b)	2,444	31,796
Crinetics Pharmaceuticals, Inc.*	4,584	125,235
Cue Biopharma, Inc.*	3,769	46,208
Cullinan Oncology, Inc.*(b)	3,171	57,078
Curis, Inc.*	10,611	51,782
Cytokinetics, Inc.*	9,710	381,991
CytomX Therapeutics, Inc.*	7,946	52,523
Day One Biopharmaceuticals, Inc.*(b)	1,351	24,818
Deciphera Pharmaceuticals, Inc.*	4,822	41,614
Denali Therapeutics, Inc.*	11,145	515,568
DermTech, Inc.*(b)	2,974	59,718
Design Therapeutics, Inc.*(b)	1,706	28,558
Dicerna Pharmaceuticals, Inc.*	8,528	324,149
Dynavax Technologies Corp.*	13,201	213,196
Dyne Therapeutics, Inc.*(b)	3,680	52,293
Eagle Pharmaceuticals, Inc.*	1,423	67,849
Editas Medicine, Inc.*	8,387	273,919
Eiger BioPharmaceuticals, Inc.*	3,922	24,120
Eliem Therapeutics, Inc.*(b)	865	12,447
Emergent BioSolutions, Inc.*	6,003	264,852
Enanta Pharmaceuticals, Inc.*	2,360	208,341
Epizyme, Inc.*	11,001	35,973
Erasca, Inc.*(b)	2,514	35,623
Evelo Biosciences, Inc.*(b)	3,721	32,075
Exagen, Inc.*	1,265	13,004
Fate Therapeutics, Inc.*	9,944	547,019
FibroGen, Inc.*	10,551	131,993
Finch Therapeutics Group, Inc.*	927	15,407
Foghorn Therapeutics, Inc.*(b)	2,397	27,733
Forma Therapeutics Holdings, Inc.*	4,162	60,307
Forte Biosciences, Inc.*	1,382	3,676

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Fortress Biotech, Inc.*	8,776	25,012
Frequency Therapeutics, Inc.*(b)	3,920	19,992
G1 Therapeutics, Inc.*(b)	4,800	61,920
Gemini Therapeutics, Inc.*	2,684	7,408
Generation Bio Co.*	5,368	92,169
Geron Corp.*	36,945	54,679
Global Blood Therapeutics, Inc.*	7,333	207,231
Gossamer Bio, Inc.*	7,618	82,579
Graphite Bio, Inc.*(b)	1,986	17,914
Greenwich Lifesciences, Inc.*	495	15,558
Gritstone bio, Inc.*	4,947	65,300
GT Biopharma, Inc.*(b)	2,174	8,848
Halozyme Therapeutics, Inc.*	17,268	567,772
Harpoon Therapeutics, Inc.*	2,292	14,073
Heron Therapeutics, Inc.*	11,320	106,974
Homology Medicines, Inc.*	5,139	25,952
Hookipa Pharma, Inc.*	2,352	7,597
Humanigen, Inc.*(b)	5,565	33,724
iBio, Inc.*(b)	26,478	19,726
Icosavax, Inc.*(b)	1,639	34,681
Ideaya Biosciences, Inc.*	4,013	88,286
IGM Biosciences, Inc.*	988	49,321
Imago Biosciences, Inc.*(b)	1,195	26,732
Immuneering Corp., Class A*(b)	1,013	22,924
Immunic, Inc.*(b)	2,293	19,559
ImmunityBio, Inc.*	8,367	65,179
ImmunoGen, Inc.*	24,184	149,215
Immunovant, Inc.*(b)	4,912	37,822
Impel Neuropharma, Inc.*	659	6,089
Infinity Pharmaceuticals, Inc.*	10,725	23,273
Inhibrx, Inc.*	3,420	138,271
Inovio Pharmaceuticals, Inc.*(b)	25,333	183,411
Inozyme Pharma, Inc.*	1,763	13,998
Insmed, Inc.*	14,088	387,702
Instil Bio, Inc.*(b)	2,186	48,048
Intellia Therapeutics, Inc.*	8,440	970,684
Intercept Pharmaceuticals, Inc.*(b)	3,434	59,099
Invitae Corp.*(b)	24,553	417,401
Ironwood Pharmaceuticals, Inc.*	17,784	197,225
iTeos Therapeutics, Inc.*	2,474	87,332
IVERIC bio, Inc.*	12,772	186,727
Janux Therapeutics, Inc.*(b)	1,621	28,821
Jounce Therapeutics, Inc.*	4,039	30,979
KalVista Pharmaceuticals, Inc.*	2,436	35,322
Karuna Therapeutics, Inc.*	2,720	347,888
Karyopharm Therapeutics, Inc.*	8,821	61,306
Keros Therapeutics, Inc.*	1,912	106,670
Kezar Life Sciences, Inc.*	4,193	58,115
Kiniksa Pharmaceuticals Ltd., Class A*	3,573	41,518
Kinnate Biopharma, Inc.*(b)	3,153	62,997
Kodiak Sciences, Inc.*	4,104	376,911
Kronos Bio, Inc.*	4,756	56,168
Krystal Biotech, Inc.*	2,197	176,968
Kura Oncology, Inc.*	7,786	108,693
Kymera Therapeutics, Inc.*	4,201	233,240
Lexicon Pharmaceuticals, Inc.*	8,317	38,092
Ligand Pharmaceuticals, Inc.*	1,848	299,228
Lineage Cell Therapeutics, Inc.*	15,366	34,727
Lyell Immunopharma, Inc.*(b)	2,892	27,619
MacroGenics, Inc.*	7,357	129,483
Madrigal Pharmaceuticals, Inc.*	1,391	115,050
Magenta Therapeutics, Inc.*	3,666	20,640
MannKind Corp.*(b)	30,253	140,071
MEI Pharma, Inc.*	13,283	44,764
MeiraGTx Holdings plc*(b)	3,636	64,284
Mersana Therapeutics, Inc.*	8,769	59,103
MiMedx Group, Inc.*	13,611	95,413
Mirum Pharmaceuticals, Inc.*	442	6,290
Molecular Templates, Inc.*	4,530	18,165
Monte Rosa Therapeutics, Inc.*(b)	1,418	27,495
Morphic Holding, Inc.*	2,540	121,158
Mustang Bio, Inc.*	8,527	17,225
Myriad Genetics, Inc.*	9,492	245,463
Neoleukin Therapeutics, Inc.*	4,314	23,123
NexImmune, Inc.*(b)	2,163	17,088
Nkarta, Inc.*	1,723	27,378
Nurix Therapeutics, Inc.*	3,837	110,582
Nuvalent, Inc., Class A*(b)	1,312	27,985
Ocugen, Inc.*(b)	22,607	143,328
Olema Pharmaceuticals, Inc.*	2,398	20,982
Omega Therapeutics, Inc.*	906	16,390
Oncocyte Corp.*	7,372	16,587
Oncorus, Inc.*	2,502	13,861
Oncternal Therapeutics, Inc.*	5,422	15,995
OPKO Health, Inc.*(b)	48,958	192,405
Organogenesis Holdings, Inc.*	4,673	47,010
ORIC Pharmaceuticals, Inc.*	3,874	53,616
Outlook Therapeutics, Inc.*(b)	10,912	16,477
Oyster Point Pharma, Inc.*(b)	1,361	14,195
Passage Bio, Inc.*	4,544	33,126
PMV Pharmaceuticals, Inc.*	3,208	69,774
Portage Biotech, Inc.*	612	9,015
Poseida Therapeutics, Inc.*	3,524	24,492
Praxis Precision Medicines, Inc.*(b)	3,969	67,910
Precigen, Inc.*	11,621	45,787
Precision BioSciences, Inc.*	6,050	54,813
Prelude Therapeutics, Inc.*(b)	1,326	18,949
Prometheus Biosciences, Inc.*	1,385	41,135
Protagonist Therapeutics, Inc.*	5,481	184,271
Prothena Corp. plc*	4,282	214,742
PTC Therapeutics, Inc.*	8,505	316,046
Puma Biotechnology, Inc.*	3,955	12,261
Radius Health, Inc.*	5,736	94,415
Rallybio Corp.*(b)	882	11,351
RAPT Therapeutics, Inc.*	2,611	85,249
Recursion Pharmaceuticals, Inc., Class A*(b)	3,445	65,868
REGENXBIO, Inc.*	4,836	154,752
Relay Therapeutics, Inc.*	7,355	216,384
Reneo Pharmaceuticals, Inc.*	773	5,318
Replimune Group, Inc.*	3,643	103,789
REVOLUTION Medicines, Inc.*	7,275	201,227
Rhythm Pharmaceuticals, Inc.*	5,397	48,303
Rigel Pharmaceuticals, Inc.*	20,934	55,894
Rocket Pharmaceuticals, Inc.*(b)	4,987	121,832
Rubius Therapeutics, Inc.*	5,618	69,438
Sana Biotechnology, Inc.*	10,578	201,088
Sangamo Therapeutics, Inc.*	14,548	120,603
Scholar Rock Holding Corp.*	3,389	89,978
Selecta Biosciences, Inc.*	11,126	33,378
Sensei Biotherapeutics, Inc.*	2,560	17,613
Sera Prognostics, Inc., Class A*	580	6,148
Seres Therapeutics, Inc.*	8,527	91,751
Sesen Bio, Inc.*	24,237	25,449
Shattuck Labs, Inc.*	3,259	27,636
Sigilon Therapeutics, Inc.*	1,863	7,005

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Silverback Therapeutics, Inc.*	2,513	17,666
Solid Biosciences, Inc.*	7,306	12,786
Sorrento Therapeutics, Inc.*(b)	34,040	202,878
Spectrum Pharmaceuticals, Inc.*	19,976	31,562
Spero Therapeutics, Inc.*(b)	2,965	42,251
SpringWorks Therapeutics, Inc.*	3,577	257,007
Spruce Biosciences, Inc.*(b)	1,064	2,745
SQZ Biotechnologies Co.*	2,789	36,703
Stoke Therapeutics, Inc.*	2,339	58,241
Summit Therapeutics, Inc.*	3,229	16,403
Surface Oncology, Inc.*	4,267	24,621
Sutro Biopharma, Inc.*	5,313	90,746
Syndax Pharmaceuticals, Inc.*	5,509	87,979
Syros Pharmaceuticals, Inc.*	7,054	27,934
Talaris Therapeutics, Inc.*(b)	1,126	14,593
Taysha Gene Therapies, Inc.*	2,738	35,539
TCR2 Therapeutics, Inc.*	3,737	19,246
Tenaya Therapeutics, Inc.*(b)	1,706	33,523
TG Therapeutics, Inc.*	15,706	238,731
Tonix Pharmaceuticals Holding Corp.*(b)	44,178	20,728
Travere Therapeutics, Inc.*	7,143	203,933
Trevena, Inc.*(b)	20,037	13,625
Turning Point Therapeutics, Inc.*	5,634	214,430
Twist Bioscience Corp.*	5,785	552,468
UroGen Pharma Ltd.*(b)	2,390	28,895
Vanda Pharmaceuticals, Inc.*	6,714	108,767
Vaxart, Inc.*(b)	14,617	116,351
Vaxcyte, Inc.*(b)	4,949	100,861
VBI Vaccines, Inc.*	22,814	69,355
Vera Therapeutics, Inc.*	866	31,003
Veracyte, Inc.*	8,267	342,915
Verastem, Inc.*	21,080	56,284
Vericel Corp.*	5,697	211,985
Verve Therapeutics, Inc.*(b)	1,936	65,979
Viking Therapeutics, Inc.*(b)	8,381	44,503
Vincerx Pharma, Inc.*	1,598	16,763
Vir Biotechnology, Inc.*	7,365	349,248
Viracta Therapeutics, Inc.*	4,432	20,432
VistaGen Therapeutics, Inc.*	23,773	45,882
Vor BioPharma, Inc.*(b)	2,329	26,877
Werewolf Therapeutics, Inc.*	927	13,432
XBiotech, Inc.(b)	1,866	23,549
Xencor, Inc.*	6,923	250,751
XOMA Corp.*(b)	738	15,136
Y-mAbs Therapeutics, Inc.*	4,282	73,137
Zentalis Pharmaceuticals, Inc.*	4,398	360,856
ZIOPHARM Oncology, Inc.*(b)	25,683	35,699
		30,916,681
Building Products - 1.1%
AAON, Inc.	5,139	400,842
American Woodmark Corp.*	2,057	126,793
Apogee Enterprises, Inc.	3,100	128,030
Caesarstone Ltd.	2,771	30,952
Cornerstone Building Brands, Inc.*	6,705	105,403
CSW Industrials, Inc.	1,819	218,644
Gibraltar Industries, Inc.*	4,020	272,958
Griffon Corp.	5,695	149,835
Insteel Industries, Inc.	2,284	96,293
JELD-WEN Holding, Inc.*	10,289	249,302
Masonite International Corp.*	2,957	316,399
PGT Innovations, Inc.*	7,063	145,074
Quanex Building Products Corp.	4,094	87,489
Resideo Technologies, Inc.*	17,718	462,263
Simpson Manufacturing Co., Inc.	5,339	615,907
UFP Industries, Inc.	7,379	614,523
View, Inc.*	12,021	50,729
Zurn Water Solutions Corp.	14,871	521,229
		4,592,665
Capital Markets - 1.4%
Artisan Partners Asset Management, Inc., Class A	7,173	320,848
AssetMark Financial Holdings, Inc.*	2,217	56,223
Associated Capital Group, Inc., Class A	211	8,335
B Riley Financial, Inc.	2,478	191,872
BGC Partners, Inc., Class A	40,639	181,656
Blucora, Inc.*	5,957	96,444
Brightsphere Investment Group, Inc.	7,107	213,423
Cohen & Steers, Inc.	3,047	273,529
Cowen, Inc., Class A	3,438	121,636
Diamond Hill Investment Group, Inc.	372	71,457
Donnelley Financial Solutions, Inc.*	3,606	168,472
Federated Hermes, Inc.	11,602	391,082
Focus Financial Partners, Inc., Class A*	7,301	449,304
GAMCO Investors, Inc., Class A	637	15,594
GCM Grosvenor, Inc., Class A(b)	5,271	60,406
Greenhill & Co., Inc.	1,764	30,094
Hamilton Lane, Inc., Class A	4,169	440,955
Houlihan Lokey, Inc.	6,260	679,460
Moelis & Co., Class A	7,496	459,580
Open Lending Corp., Class A*	12,777	296,937
Oppenheimer Holdings, Inc., Class A	1,132	55,513
Piper Sandler Cos.	2,140	354,705
PJT Partners, Inc., Class A	2,945	224,056
Pzena Investment Management, Inc., Class A	2,070	19,417
Sculptor Capital Management, Inc.	2,680	48,562
StepStone Group, Inc., Class A	4,955	204,988
StoneX Group, Inc.*	2,057	115,552
Value Line, Inc.	120	4,860
Virtus Investment Partners, Inc.	894	265,858
WisdomTree Investments, Inc.	16,502	101,322
		5,922,140
Chemicals - 1.7%
AdvanSix, Inc.	3,346	151,540
American Vanguard Corp.	3,594	51,430
Amyris, Inc.*	20,946	143,690
Avient Corp.	11,137	612,646
Balchem Corp.	3,951	624,258
Cabot Corp.	6,877	360,905
Chase Corp.	903	89,027
Danimer Scientific, Inc.*(b)	8,159	108,841
Ecovyst, Inc.	6,292	60,215
Ferro Corp.*	10,068	212,636
FutureFuel Corp.	3,167	23,879
GCP Applied Technologies, Inc.*	6,024	140,600
Hawkins, Inc.	2,355	78,139
HB Fuller Co.	6,390	467,492
Ingevity Corp.*	4,870	350,202
Innospec, Inc.	3,006	244,087
Intrepid Potash, Inc.*	1,225	50,348

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Koppers Holdings, Inc.*	2,544	76,829
Kraton Corp.*	3,850	177,331
Kronos Worldwide, Inc.	2,728	38,192
Livent Corp.*	19,855	601,408
Marrone Bio Innovations, Inc.*	12,275	8,661
Minerals Technologies, Inc.	4,120	270,560
Orion Engineered Carbons SA*	7,426	130,326
PureCycle Technologies, Inc.*(b)	4,036	49,643
Quaker Chemical Corp.(b)	1,653	376,636
Rayonier Advanced Materials, Inc.*	7,571	41,489
Sensient Technologies Corp.	5,183	504,254
Stepan Co.	2,641	297,667
Tredegar Corp.	3,211	35,321
Trinseo plc	4,769	225,240
Tronox Holdings plc, Class A	14,020	308,300
Valhi, Inc.	295	7,782
Zymergen, Inc.*(b)	2,294	20,784
		6,940,358
Commercial Services & Supplies - 1.5%
ABM Industries, Inc.	8,247	371,115
ACCO Brands Corp.	11,420	94,329
Brady Corp., Class A	5,780	290,445
BrightView Holdings, Inc.*	5,018	68,245
Brink's Co. (The)	5,963	364,697
Casella Waste Systems, Inc., Class A*	6,025	510,800
CECO Environmental Corp.*	3,812	22,605
Cimpress plc*	2,069	161,030
CompX International, Inc.	196	4,371
CoreCivic, Inc., REIT*	14,698	158,298
Deluxe Corp.	5,161	174,648
Ennis, Inc.	3,127	59,476
Harsco Corp.*	9,596	139,910
Healthcare Services Group, Inc.	9,185	160,738
Heritage-Crystal Clean, Inc.*	1,914	61,420
HNI Corp.	5,334	210,746
Interface, Inc.(b)	7,123	101,574
KAR Auction Services, Inc.*	14,568	218,374
Kimball International, Inc., Class B	4,425	45,312
Matthews International Corp., Class A	3,795	131,573
MillerKnoll, Inc.	9,113	345,747
Montrose Environmental Group, Inc.*	2,835	207,607
NL Industries, Inc.	1,026	6,310
Pitney Bowes, Inc.	21,551	147,193
RR Donnelley & Sons Co.*	8,682	91,682
SP Plus Corp.*	2,835	76,857
Steelcase, Inc., Class A	10,862	121,546
Team, Inc.*	3,229	4,359
Tetra Tech, Inc.	6,608	1,220,365
UniFirst Corp.	1,848	354,169
US Ecology, Inc.*(b)	3,860	131,510
Viad Corp.*	2,488	105,267
VSE Corp.(b)	1,297	70,998
		6,233,316
Communications Equipment - 0.6%
ADTRAN, Inc.	5,909	120,425
Aviat Networks, Inc.*	1,181	37,013
CalAmp Corp.*	4,274	39,235
Calix, Inc.*	6,756	452,382
Cambium Networks Corp.*	1,303	35,455
Casa Systems, Inc.*	3,844	19,182
Clearfield, Inc.*	1,396	90,377
Comtech Telecommunications Corp.	3,124	79,318
Digi International, Inc.*	4,137	89,070
DZS, Inc.*	2,060	26,698
EMCORE Corp.*	4,475	32,981
Extreme Networks, Inc.*	15,125	204,187
Harmonic, Inc.*	10,933	117,530
Infinera Corp.*	22,158	180,145
Inseego Corp.*(b)	10,213	65,976
KVH Industries, Inc.*	1,857	18,551
NETGEAR, Inc.*	3,695	98,804
NetScout Systems, Inc.*	8,599	257,110
Plantronics, Inc.*	5,172	131,989
Ribbon Communications, Inc.*	8,618	46,968
Viavi Solutions, Inc.*	28,014	414,887
		2,558,283
Construction & Engineering - 1.4%
Ameresco, Inc., Class A*	3,786	341,989
API Group Corp.*	24,261	565,524
Arcosa, Inc.	5,938	303,847
Argan, Inc.	1,828	71,840
Comfort Systems USA, Inc.	4,369	414,487
Concrete Pumping Holdings, Inc.*(b)	3,162	25,834
Construction Partners, Inc., Class A*	3,562	123,031
Dycom Industries, Inc.*	3,662	342,324
EMCOR Group, Inc.	6,535	779,887
Fluor Corp.*	17,389	384,471
Granite Construction, Inc.	5,607	218,000
Great Lakes Dredge & Dock Corp.*	7,936	117,294
IES Holdings, Inc.*	1,061	50,917
Infrastructure and Energy Alternatives, Inc.*	3,361	31,795
INNOVATE Corp.*	5,802	22,106
Matrix Service Co.*	3,192	27,739
MYR Group, Inc.*	2,023	223,966
Northwest Pipe Co.*	1,186	34,133
NV5 Global, Inc.*	1,615	212,373
Primoris Services Corp.	6,554	146,941
Sterling Construction Co., Inc.*	3,409	87,850
Tutor Perini Corp.*	5,052	64,969
WillScot Mobile Mini Holdings Corp.*	25,627	976,132
		5,567,449
Construction Materials - 0.2%
Forterra, Inc.*	3,566	84,835
Summit Materials, Inc., Class A*	14,551	542,752
United States Lime & Minerals, Inc.	253	30,145
		657,732
Consumer Finance - 0.7%
Atlanticus Holdings Corp.*	655	38,927
Curo Group Holdings Corp.	2,582	42,835
Encore Capital Group, Inc.*	3,695	215,566
Enova International, Inc.*	4,446	169,481
EZCORP, Inc., Class A*	6,040	44,696
FirstCash, Inc.	4,866	310,645
Green Dot Corp., Class A*	6,553	235,253
LendingClub Corp.*	11,989	392,280
LendingTree, Inc.*	1,424	161,453
Navient Corp.	20,188	398,309

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Nelnet, Inc., Class A	2,078	179,124
Oportun Financial Corp.*	2,555	54,856
PRA Group, Inc.*	5,565	236,290
PROG Holdings, Inc.*	8,122	366,465
Regional Management Corp.	976	55,203
World Acceptance Corp.*	530	108,873
		3,010,256
Containers & Packaging - 0.2%
Greif, Inc., Class A	3,160	191,749
Greif, Inc., Class B	728	43,076
Myers Industries, Inc.	4,425	86,199
O-I Glass, Inc.*	19,361	214,326
Pactiv Evergreen, Inc.	5,271	65,413
Ranpak Holdings Corp.*	4,606	182,536
TriMas Corp.	5,296	175,403
UFP Technologies, Inc.*	848	56,706
		1,015,408
Distributors - 0.0%(d)
Funko, Inc., Class A*(b)	3,248	53,072
Greenlane Holdings, Inc., Class A*	1,999	2,399
		55,471
Diversified Consumer Services - 0.5%
2U, Inc.*	8,790	209,114
Adtalem Global Education, Inc.*	6,067	180,008
American Public Education, Inc.*	2,279	43,050
Carriage Services, Inc.	2,017	104,360
Coursera, Inc.*	7,073	212,119
European Wax Center, Inc., Class A*	1,245	33,578
Graham Holdings Co., Class B	475	269,097
Houghton Mifflin Harcourt Co.*	15,578	242,394
Laureate Education, Inc., Class A	12,150	121,500
OneSpaWorld Holdings Ltd.*(b)	6,476	61,069
Perdoceo Education Corp.*	8,618	84,887
PowerSchool Holdings, Inc., Class A*	5,277	105,804
Regis Corp.*(b)	2,896	7,877
StoneMor, Inc.*	3,942	9,697
Strategic Education, Inc.	2,988	159,858
Stride, Inc.*	4,937	168,500
Vivint Smart Home, Inc.*	11,226	118,322
WW International, Inc.*(b)	6,453	108,539
		2,239,773
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,844	55,504
A-Mark Precious Metals, Inc.	1,070	74,098
Banco Latinoamericano de Comercio Exterior SA, Class E	3,798	61,718
Cannae Holdings, Inc.*	10,378	306,877
Marlin Business Services Corp.	995	22,835
		521,032
Diversified Telecommunication Services - 0.5%
Anterix, Inc.*	1,404	84,464
ATN International, Inc.	1,362	52,042
Bandwidth, Inc., Class A*(b)	2,830	202,798
Cogent Communications Holdings, Inc.	5,226	391,584
Consolidated Communications Holdings, Inc.*	8,911	67,011
EchoStar Corp., Class A*	4,844	132,580
Globalstar, Inc.*(b)	74,389	103,401
IDT Corp., Class B*	2,453	133,149
Iridium Communications, Inc.*	14,475	556,564
Liberty Latin America Ltd., Class A*	5,126	58,231
Liberty Latin America Ltd., Class C*	18,938	212,863
Ooma, Inc.*	2,664	50,110
Radius Global Infrastructure, Inc.*(b)	7,224	119,196
		2,163,993
Electric Utilities - 0.5%
ALLETE, Inc.	6,437	377,401
MGE Energy, Inc.	4,458	323,606
Otter Tail Corp.	5,042	329,697
PNM Resources, Inc.	10,492	516,626
Portland General Electric Co.	11,030	536,830
Via Renewables, Inc.	1,469	16,409
		2,100,569
Electrical Equipment - 1.0%
Advent Technologies Holdings, Inc.*(b)	1,929	14,776
Allied Motion Technologies, Inc.	1,426	56,256
American Superconductor Corp.*	3,384	43,315
Array Technologies, Inc.*	15,651	281,953
Atkore, Inc.*	5,650	601,725
AZZ, Inc.	3,044	157,953
Babcock & Wilcox Enterprises, Inc.*	6,801	61,889
Beam Global*(b)	1,077	28,584
Blink Charging Co.*(b)	4,474	171,936
Bloom Energy Corp., Class A*(b)	17,063	468,891
Encore Wire Corp.	2,466	346,374
EnerSys	5,255	389,343
Eos Energy Enterprises, Inc.*(b)	5,266	52,397
FTC Solar, Inc.*(b)	2,331	19,953
FuelCell Energy, Inc.*	39,822	345,655
GrafTech International Ltd.	24,946	290,621
Powell Industries, Inc.	1,116	27,253
Preformed Line Products Co.	361	22,797
Romeo Power, Inc.*(b)	15,432	61,111
Stem, Inc.*(b)	5,940	126,047
Thermon Group Holdings, Inc.*	4,038	69,696
TPI Composites, Inc.*	4,441	79,183
Vicor Corp.*	2,586	370,987
		4,088,695
Electronic Equipment, Instruments & Components - 2.0%
908 Devices, Inc.*	1,584	38,016
Advanced Energy Industries, Inc.	4,715	413,458
Aeva Technologies, Inc.*(b)	9,378	93,311
Akoustis Technologies, Inc.*(b)	5,326	36,962
Arlo Technologies, Inc.*	10,183	78,918
Badger Meter, Inc.	3,579	366,346
Belden, Inc.	5,418	334,128
Benchmark Electronics, Inc.	4,386	103,422
CTS Corp.	3,912	136,294
Daktronics, Inc.*	4,500	21,960
ePlus, Inc.*	1,630	171,949
Fabrinet*	4,530	500,837
FARO Technologies, Inc.*	2,229	154,826
Identiv, Inc.*	2,608	59,958
II-VI, Inc.*	12,817	801,447
Insight Enterprises, Inc.*	4,227	416,867
Iteris, Inc.*	5,190	23,563
Itron, Inc.*	5,543	343,167
Kimball Electronics, Inc.*	2,950	62,599

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Knowles Corp.*	10,897	236,683
Luna Innovations, Inc.*	3,781	31,647
Methode Electronics, Inc.	4,678	208,031
MicroVision, Inc.*(b)	20,140	142,591
Napco Security Technologies, Inc.*	1,776	82,531
nLight, Inc.*	5,212	129,727
Novanta, Inc.*	4,324	698,110
OSI Systems, Inc.*	2,076	188,771
Ouster, Inc.*(b)	3,558	24,194
PAR Technology Corp.*	2,986	156,377
PC Connection, Inc.	1,359	59,578
Plexus Corp.*	3,428	288,432
Rogers Corp.*	2,293	625,118
Sanmina Corp.*	7,871	287,606
ScanSource, Inc.*	3,078	96,187
TTM Technologies, Inc.*	13,128	180,904
Velodyne Lidar, Inc.*(b)	9,260	51,115
Vishay Intertechnology, Inc.	16,324	332,520
Vishay Precision Group, Inc.*	1,523	52,285
		8,030,435
Energy Equipment & Services - 0.7%
Archrock, Inc.	16,526	122,127
Aspen Aerogels, Inc.*	2,702	154,446
Bristow Group, Inc.*	2,898	86,071
Cactus, Inc., Class A	6,688	244,112
ChampionX Corp.*	24,855	507,291
DMC Global, Inc.*	2,277	83,111
Dril-Quip, Inc.*	4,303	82,230
Expro Group Holdings NV*	3,392	47,522
FTS International, Inc., Class A*	1,089	28,684
Helix Energy Solutions Group, Inc.*	17,539	53,319
Helmerich & Payne, Inc.	12,904	289,695
Liberty Oilfield Services, Inc., Class A*	11,136	102,451
Nabors Industries Ltd.*	866	70,544
National Energy Services Reunited Corp.*	4,652	46,101
Newpark Resources, Inc.*	11,066	30,210
NexTier Oilfield Solutions, Inc.*	21,194	76,298
Oceaneering International, Inc.*	12,205	130,471
Oil States International, Inc.*	7,425	37,571
Patterson-UTI Energy, Inc.	22,858	161,377
ProPetro Holding Corp.*	10,462	85,998
RPC, Inc.*	8,278	33,360
Select Energy Services, Inc., Class A*	7,558	43,307
Solaris Oilfield Infrastructure, Inc., Class A	3,821	26,136
TETRA Technologies, Inc.*	15,037	39,247
Tidewater, Inc.*	5,028	52,442
US Silica Holdings, Inc.*	9,000	87,300
		2,721,421
Entertainment - 0.8%
AMC Entertainment Holdings, Inc., Class A*(b)	63,286	2,147,926
Chicken Soup For The Soul Entertainment, Inc.*	874	11,493
Cinemark Holdings, Inc.*	13,243	205,531
CuriosityStream, Inc.*(b)	3,188	23,113
Eros STX Global Corp.*	38,923	14,133
IMAX Corp.*	6,106	100,688
Liberty Media Corp.-Liberty Braves, Class A*	1,228	34,224
Liberty Media Corp.-Liberty Braves, Class C*	4,477	123,162
Lions Gate Entertainment Corp., Class A*	7,136	104,543
Lions Gate Entertainment Corp., Class B*	14,462	197,406
LiveOne, Inc.*(b)	7,139	13,065
Madison Square Garden Entertainment Corp.*(b)	3,200	211,584
Marcus Corp. (The)*(b)	2,798	48,881
		3,235,749
Equity Real Estate Investment Trusts (REITs) - 5.5%
Acadia Realty Trust	10,642	214,862
Agree Realty Corp.	8,336	563,180
Alexander & Baldwin, Inc.	8,876	195,538
Alexander's, Inc.	262	66,965
American Assets Trust, Inc.	6,115	210,356
American Finance Trust, Inc.	14,514	115,241
Apartment Investment and Management Co., Class A*	18,253	135,255
Apple Hospitality REIT, Inc.	26,273	394,621
Armada Hoffler Properties, Inc.	7,400	103,230
Ashford Hospitality Trust, Inc.*(b)	2,083	22,184
Braemar Hotels & Resorts, Inc.*	6,461	28,170
Brandywine Realty Trust	20,796	267,229
Broadstone Net Lease, Inc.(b)	18,960	474,000
BRT Apartments Corp.	1,395	26,254
CareTrust REIT, Inc.	11,827	239,024
CatchMark Timber Trust, Inc., Class A	5,994	46,089
Centerspace REIT	1,722	175,971
Chatham Lodging Trust*	5,859	69,781
City Office REIT, Inc.	5,234	87,303
Clipper Realty, Inc.	1,495	13,066
Columbia Property Trust, Inc.	14,052	269,798
Community Healthcare Trust, Inc.	2,894	124,529
CorePoint Lodging, Inc.*	4,821	74,388
Corporate Office Properties Trust	13,843	355,211
CTO Realty Growth, Inc.	723	39,707
DiamondRock Hospitality Co.*	25,632	223,255
DigitalBridge Group, Inc.*	59,354	472,458
Diversified Healthcare Trust	29,083	81,142
Easterly Government Properties, Inc.	10,323	216,473
EastGroup Properties, Inc.	4,872	992,426
Empire State Realty Trust, Inc., Class A	17,524	159,293
Equity Commonwealth*	14,373	365,793
Essential Properties Realty Trust, Inc.	14,346	387,772
Farmland Partners, Inc.	3,506	40,635
Four Corners Property Trust, Inc.	9,324	251,935
Franklin Street Properties Corp.	12,645	72,835
GEO Group, Inc. (The)(b)	14,403	120,985
Getty Realty Corp.	4,884	149,109
Gladstone Commercial Corp.	4,465	99,212
Gladstone Land Corp.	3,514	100,395
Global Medical REIT, Inc.	7,337	119,887
Global Net Lease, Inc.	12,369	175,640
Healthcare Realty Trust, Inc.	17,835	558,592
Hersha Hospitality Trust*	3,957	34,940
Independence Realty Trust, Inc.	12,883	315,634
Indus Realty Trust, Inc.	535	39,590
Industrial Logistics Properties Trust	7,962	176,438

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Innovative Industrial Properties, Inc.	2,904	745,834
iStar, Inc.(b)	8,490	206,647
Kite Realty Group Trust	26,586	534,910
Lexington Realty Trust(b)	33,623	506,026
LTC Properties, Inc.	4,762	151,241
Macerich Co. (The)	26,208	494,283
Mack-Cali Realty Corp.*	10,764	179,866
Monmouth Real Estate Investment Corp.	11,673	242,448
National Health Investors, Inc.	5,362	280,111
National Storage Affiliates Trust	9,955	611,038
NETSTREIT Corp.	4,863	103,776
NexPoint Residential Trust, Inc.	2,734	203,902
Office Properties Income Trust	5,868	139,248
One Liberty Properties, Inc.(b)	1,964	63,889
Outfront Media, Inc.	17,835	445,697
Paramount Group, Inc.	22,864	181,997
Pebblebrook Hotel Trust	15,931	333,755
Phillips Edison & Co., Inc.	2,297	72,057
Physicians Realty Trust(b)	26,420	471,069
Piedmont Office Realty Trust, Inc., Class A	15,198	264,141
Plymouth Industrial REIT, Inc.	3,588	106,743
Postal Realty Trust, Inc., Class A(b)	1,511	26,216
PotlatchDeltic Corp.	8,089	437,939
Preferred Apartment Communities, Inc., Class A	6,312	83,192
PS Business Parks, Inc.	2,462	431,342
Retail Opportunity Investments Corp.	14,568	255,814
Retail Value, Inc.	2,137	12,993
RLJ Lodging Trust	20,269	255,187
RPT Realty	9,865	125,483
Ryman Hospitality Properties, Inc.*	6,591	510,143
Sabra Health Care REIT, Inc.	26,996	349,058
Safehold, Inc.	2,193	156,887
Saul Centers, Inc.	1,450	71,384
Seritage Growth Properties, Class A*(b)	4,577	65,863
Service Properties Trust	20,112	171,153
SITE Centers Corp.	21,234	319,784
STAG Industrial, Inc.	20,011	872,079
Summit Hotel Properties, Inc.*	12,713	113,781
Sunstone Hotel Investors, Inc.*	26,682	290,033
Tanger Factory Outlet Centers, Inc.(b)	12,536	248,338
Terreno Realty Corp.	8,519	648,722
UMH Properties, Inc.	5,200	120,016
Uniti Group, Inc.	23,833	316,264
Universal Health Realty Income Trust	1,572	87,513
Urban Edge Properties	14,174	244,218
Urstadt Biddle Properties, Inc., Class A(b)	3,648	68,874
Washington REIT	10,377	261,500
Whitestone REIT	5,308	49,152
Xenia Hotels & Resorts, Inc.*	13,964	218,816
		22,616,813
Food & Staples Retailing - 0.9%
Andersons, Inc. (The)	3,855	130,993
BJ's Wholesale Club Holdings, Inc.*	16,796	1,111,055
Chefs' Warehouse, Inc. (The)*	3,850	119,620
HF Foods Group, Inc.*	4,437	31,680
Ingles Markets, Inc., Class A	1,721	132,138
MedAvail Holdings, Inc.*(b)	1,472	2,547
Natural Grocers by Vitamin Cottage, Inc.	1,130	14,532
Performance Food Group Co.*	18,578	748,879
PriceSmart, Inc.	2,870	205,837
Rite Aid Corp.*(b)	6,731	82,926
SpartanNash Co.	4,387	104,981
Sprouts Farmers Market, Inc.*	14,057	371,948
United Natural Foods, Inc.*	6,838	339,985
Village Super Market, Inc., Class A	1,043	22,174
Weis Markets, Inc.	2,016	126,907
		3,546,202
Food Products - 0.8%
AppHarvest, Inc.*(b)	8,548	42,826
B&G Foods, Inc.(b)	7,849	236,490
Calavo Growers, Inc.	2,097	85,012
Cal-Maine Foods, Inc.	4,369	157,546
Fresh Del Monte Produce, Inc.	4,112	101,813
Hostess Brands, Inc.*	16,046	272,622
J & J Snack Foods Corp.	1,803	246,254
John B Sanfilippo & Son, Inc.	1,088	89,651
Laird Superfood, Inc.*	768	10,237
Lancaster Colony Corp.	2,327	340,207
Landec Corp.*	3,204	25,472
Limoneira Co.	1,922	28,100
Mission Produce, Inc.*	4,544	80,474
Sanderson Farms, Inc.	2,490	467,572
Seneca Foods Corp., Class A*	775	33,100
Simply Good Foods Co. (The)*	10,416	385,080
Tattooed Chef, Inc.*(b)	5,788	93,129
Tootsie Roll Industries, Inc.	1,906	59,944
TreeHouse Foods, Inc.*	6,371	233,816
Utz Brands, Inc.	7,011	98,925
Vital Farms, Inc.*(b)	3,010	50,899
Whole Earth Brands, Inc.*	4,579	48,354
		3,187,523
Gas Utilities - 0.7%
Brookfield Infrastructure Corp., Class A	7,567	447,891
Chesapeake Utilities Corp.	2,112	268,984
New Jersey Resources Corp.	11,841	435,512
Northwest Natural Holding Co.	3,741	161,312
ONE Gas, Inc.	6,463	419,061
South Jersey Industries, Inc.	12,624	296,664
Southwest Gas Holdings, Inc.	7,246	476,859
Spire, Inc.	6,213	371,848
		2,878,131
Health Care Equipment & Supplies - 2.8%
Accelerate Diagnostics, Inc.*(b)	4,042	20,210
Accuray, Inc.*	11,334	54,517
Acutus Medical, Inc.*(b)	2,342	7,729
Alphatec Holdings, Inc.*	8,664	96,170
AngioDynamics, Inc.*	4,534	116,750
Apyx Medical Corp.*	3,819	51,289
Asensus Surgical, Inc.*(b)	28,668	38,415
Aspira Women's Health, Inc.*(b)	8,907	18,527
AtriCure, Inc.*	5,483	347,622
Atrion Corp.	171	121,408
Avanos Medical, Inc.*	5,895	177,852
Axogen, Inc.*	4,673	44,721
Axonics, Inc.*	5,615	305,512

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
BioLife Solutions, Inc.*	2,991	114,137
Bioventus, Inc., Class A*	3,542	44,027
Butterfly Network, Inc.*(b)	22,359	157,631
Cardiovascular Systems, Inc.*	4,815	96,300
Cerus Corp.*	20,609	141,996
ClearPoint Neuro, Inc.*(b)	2,333	32,032
CONMED Corp.	3,558	467,735
CryoLife, Inc.*	4,659	80,088
CryoPort, Inc.*	4,970	330,207
Cutera, Inc.*	2,155	75,123
CVRx, Inc.*(b)	995	11,522
CytoSorbents Corp.*(b)	5,052	24,856
DarioHealth Corp.*	1,652	25,821
Eargo, Inc.*	2,419	12,530
Glaukos Corp.*	5,507	236,966
Haemonetics Corp.*	6,182	316,827
Heska Corp.*	1,199	192,991
Inari Medical, Inc.*	4,165	343,779
Inogen, Inc.*	2,394	73,137
Integer Holdings Corp.*	4,025	320,954
Intersect ENT, Inc.*	4,080	109,222
Invacare Corp.*	4,124	11,300
iRadimed Corp.*	777	34,965
iRhythm Technologies, Inc.*	3,615	381,744
Lantheus Holdings, Inc.*(b)	8,254	221,042
LeMaitre Vascular, Inc.	2,315	108,319
LivaNova plc*	6,551	525,128
Meridian Bioscience, Inc.*	5,225	104,030
Merit Medical Systems, Inc.*	6,290	395,389
Mesa Laboratories, Inc.	608	187,744
Natus Medical, Inc.*	4,133	93,406
Neogen Corp.*	13,191	529,355
Neuronetics, Inc.*	3,126	12,098
NeuroPace, Inc.*(b)	870	8,700
Nevro Corp.*	4,239	369,132
NuVasive, Inc.*	6,339	304,652
OraSure Technologies, Inc.*(b)	8,766	81,787
Ortho Clinical Diagnostics Holdings plc*	13,556	259,462
Orthofix Medical, Inc.*	2,320	71,015
OrthoPediatrics Corp.*	1,692	94,261
Outset Medical, Inc.*	5,605	265,677
PAVmed, Inc.*(b)	8,808	32,325
Pulmonx Corp.*	3,199	103,328
Pulse Biosciences, Inc.*(b)	1,705	34,612
Quotient Ltd.*	9,614	20,382
Retractable Technologies, Inc.*(b)	2,124	18,394
RxSight, Inc.*(b)	1,020	11,067
SeaSpine Holdings Corp.*	3,890	52,243
Senseonics Holdings, Inc.*(b)	52,876	166,031
Shockwave Medical, Inc.*	4,134	745,112
SI-BONE, Inc.*	3,989	76,788
Sientra, Inc.*	7,040	28,301
Sight Sciences, Inc.*(b)	1,365	28,597
Silk Road Medical, Inc.*	4,156	168,650
Soliton, Inc.*(b)	1,429	29,337
STAAR Surgical Co.*	5,823	554,291
Stereotaxis, Inc.*	6,081	35,695
Surmodics, Inc.*	1,657	72,792
Tactile Systems Technology, Inc.*	2,349	45,806
Talis Biomedical Corp.*	1,770	8,284
TransMedics Group, Inc.*	3,176	69,999
Treace Medical Concepts, Inc.*	1,381	23,905
Utah Medical Products, Inc.	420	46,855
Vapotherm, Inc.*(b)	2,788	61,336
Varex Imaging Corp.*(b)	4,697	134,099
ViewRay, Inc.*	16,959	87,169
Wright Medical Group NV*(e)	7,530	—
Zynex, Inc.*(b)	2,384	30,515
		11,353,722
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc.*	14,287	227,592
Accolade, Inc.*	6,168	158,333
AdaptHealth Corp.*	8,781	172,371
Addus HomeCare Corp.*	1,886	164,497
Agiliti, Inc.*	2,880	60,653
Alignment Healthcare, Inc.*	3,227	52,310
AMN Healthcare Services, Inc.*	5,777	658,636
Apollo Medical Holdings, Inc.*	4,611	431,912
Apria, Inc.*	1,849	52,012
Aveanna Healthcare Holdings, Inc.*	4,833	31,125
Biodesix, Inc.*(b)	1,505	10,264
Brookdale Senior Living, Inc.*	22,677	132,887
Castle Biosciences, Inc.*	2,611	107,913
Community Health Systems, Inc.*	15,225	183,157
CorVel Corp.*	1,081	203,228
Covetrus, Inc.*	12,682	228,022
Cross Country Healthcare, Inc.*	4,399	115,078
Ensign Group, Inc. (The)	6,439	491,489
Fulgent Genetics, Inc.*(b)	2,534	236,980
Hanger, Inc.*	4,596	77,534
HealthEquity, Inc.*	10,024	548,112
InfuSystem Holdings, Inc.*	2,219	36,724
Innovage Holding Corp.*	2,246	17,901
Joint Corp. (The)*	1,694	135,384
LHC Group, Inc.*	3,742	429,282
LifeStance Health Group, Inc.*(b)	5,695	45,218
Magellan Health, Inc.*	2,909	275,744
MEDNAX, Inc.*	9,328	229,096
ModivCare, Inc.*	1,526	209,108
National HealthCare Corp.	1,539	99,250
National Research Corp.	1,713	68,606
Ontrak, Inc.*(b)	1,106	6,713
Option Care Health, Inc.*	18,341	464,211
Owens & Minor, Inc.	8,888	355,520
Patterson Cos., Inc.	10,501	330,466
Pennant Group, Inc. (The)*	3,141	63,857
PetIQ, Inc.*(b)	3,297	65,841
Privia Health Group, Inc.*	2,467	56,988
Progyny, Inc.*	7,730	392,452
R1 RCM, Inc.*	14,557	346,748
RadNet, Inc.*	5,563	149,978
Select Medical Holdings Corp.	13,540	363,549
Sharps Compliance Corp.*	1,791	13,218
SOC Telemed, Inc.*(b)	7,441	15,105
Surgery Partners, Inc.*	3,884	172,294
Tenet Healthcare Corp.*	13,014	948,330
Tivity Health, Inc.*	5,388	128,342
Triple-S Management Corp.*	2,787	98,994
US Physical Therapy, Inc.	1,566	134,645
Viemed Healthcare, Inc.*	4,338	21,907
		10,019,576
Health Care Technology - 1.0%
Allscripts Healthcare Solutions, Inc.*	15,187	252,560
American Well Corp., Class A*	22,419	145,723
Castlight Health, Inc., Class B*	14,896	22,791

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Computer Programs and Systems, Inc.*	1,727	50,895
Convey Health Solutions Holdings, Inc.*(b)	1,649	10,751
Evolent Health, Inc., Class A*	9,486	246,636
Forian, Inc.	2,308	19,803
Health Catalyst, Inc.*	6,144	266,588
HealthStream, Inc.*	3,097	71,912
iCAD, Inc.*	2,682	19,766
Inspire Medical Systems, Inc.*	3,296	735,898
Multiplan Corp.*(b)	27,821	112,397
NantHealth, Inc.*(b)	3,297	3,693
NextGen Healthcare, Inc.*	6,881	106,655
Omnicell, Inc.*	5,272	933,144
OptimizeRx Corp.*	2,103	136,695
Phreesia, Inc.*	5,989	345,445
Schrodinger, Inc.*	5,553	217,567
Simulations Plus, Inc.	1,874	88,022
Tabula Rasa HealthCare, Inc.*	2,746	31,222
Vocera Communications, Inc.*	4,226	246,545
		4,064,708
Hotels, Restaurants & Leisure - 1.9%
Accel Entertainment, Inc.*	6,901	87,850
Bally's Corp.*	4,000	153,360
Biglari Holdings, Inc., Class B*	99	14,045
BJ's Restaurants, Inc.*	2,761	82,443
Bloomin' Brands, Inc.*	10,853	191,772
Bluegreen Vacations Holding Corp.*	1,853	55,090
Brinker International, Inc.*	5,567	192,618
Carrols Restaurant Group, Inc.	4,096	11,715
Century Casinos, Inc.*	3,337	43,548
Cheesecake Factory, Inc. (The)*	5,646	216,355
Chuy's Holdings, Inc.*	2,439	69,902
Cracker Barrel Old Country Store, Inc.	2,907	354,712
Dave & Buster's Entertainment, Inc.*	5,296	172,014
Del Taco Restaurants, Inc.	3,659	28,028
Denny's Corp.*	7,677	106,326
Dine Brands Global, Inc.*	1,997	143,425
Drive Shack, Inc.*	10,122	17,309
El Pollo Loco Holdings, Inc.*	2,334	29,455
Esports Technologies, Inc.*(b)	1,357	39,272
Everi Holdings, Inc.*	10,470	217,148
F45 Training Holdings, Inc.*(b)	2,512	26,728
Fiesta Restaurant Group, Inc.*	2,163	20,181
Full House Resorts, Inc.*	4,009	35,921
GAN Ltd.*	4,916	47,538
Golden Entertainment, Inc.*	2,103	96,549
Golden Nugget Online Gaming, Inc.*	4,888	60,953
Hall of Fame Resort & Entertainment Co.*(b)	6,737	12,531
Hilton Grand Vacations, Inc.*	10,485	498,037
International Game Technology plc(b)	12,253	331,076
Jack in the Box, Inc.	2,674	220,872
Krispy Kreme, Inc.(b)	2,691	39,154
Kura Sushi USA, Inc., Class A*	491	31,228
Lindblad Expeditions Holdings, Inc.*	3,760	52,678
Monarch Casino & Resort, Inc.*	1,585	106,781
Nathan's Famous, Inc.	349	21,477
NEOGAMES SA*	684	22,791
Noodles & Co.*	4,983	51,275
ONE Group Hospitality, Inc. (The)*	2,541	33,312
Papa John's International, Inc.	4,054	494,264
PlayAGS, Inc.*	3,366	24,235
RCI Hospitality Holdings, Inc.	1,023	64,766
Red Robin Gourmet Burgers, Inc.*	1,909	31,117
Red Rock Resorts, Inc., Class A	7,550	358,927
Rush Street Interactive, Inc.*	6,604	117,815
Ruth's Hospitality Group, Inc.*	4,122	70,074
Scientific Games Corp.*	11,784	753,233
SeaWorld Entertainment, Inc.*	6,312	372,345
Shake Shack, Inc., Class A*	4,586	334,732
Target Hospitality Corp.*	3,055	11,273
Texas Roadhouse, Inc.	8,578	711,459
Wingstop, Inc.	3,657	587,314
Xponential Fitness, Inc., Class A*	1,138	22,134
		7,889,157
Household Durables - 1.7%
Aterian, Inc.*(b)	3,180	15,518
Bassett Furniture Industries, Inc.	1,124	17,130
Beazer Homes USA, Inc.*	3,588	70,468
Casper Sleep, Inc.*	3,558	23,269
Cavco Industries, Inc.*	1,132	336,759
Century Communities, Inc.	3,679	261,467
Ethan Allen Interiors, Inc.	2,761	62,123
Flexsteel Industries, Inc.	814	23,101
GoPro, Inc., Class A*	15,465	154,650
Green Brick Partners, Inc.*(b)	3,763	93,887
Hamilton Beach Brands Holding Co., Class A	910	13,650
Helen of Troy Ltd.*	2,954	710,437
Hooker Furnishings Corp.	1,437	34,114
Hovnanian Enterprises, Inc., Class A*(b)	627	59,885
Installed Building Products, Inc.(b)	2,907	375,265
iRobot Corp.*	3,425	259,992
KB Home	10,253	410,017
Landsea Homes Corp.*	1,316	9,988
La-Z-Boy, Inc.	5,505	183,812
Legacy Housing Corp.*	985	24,595
LGI Homes, Inc.*(b)	2,684	385,583
Lifetime Brands, Inc.	1,546	25,107
Lovesac Co. (The)*	1,565	99,033
M/I Homes, Inc.*	3,502	195,727
MDC Holdings, Inc.	7,007	335,215
Meritage Homes Corp.*	4,592	518,253
Purple Innovation, Inc.*	7,057	72,828
Skyline Champion Corp.*	6,438	503,774
Snap One Holdings Corp.*	1,627	35,696
Sonos, Inc.*	14,730	466,205
Taylor Morrison Home Corp.*	14,949	464,316
Traeger, Inc.*	2,764	35,683
Tri Pointe Homes, Inc.*	13,845	345,710
Tupperware Brands Corp.*	6,078	95,060
Universal Electronics, Inc.*	1,600	57,920
VOXX International Corp.*	1,907	19,623
Vuzix Corp.*(b)	7,191	77,447
Weber, Inc., Class A*(b)	2,084	28,051
		6,901,358
Household Products - 0.2%
Central Garden & Pet Co.*	1,210	58,298
Central Garden & Pet Co., Class A*	4,958	214,929

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Energizer Holdings, Inc.	8,341	310,202
Oil-Dri Corp. of America	639	21,279
WD-40 Co.(b)	1,674	375,562
		980,270
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc., Class A	4,271	147,478
Clearway Energy, Inc., Class C, Class C	10,050	375,066
Ormat Technologies, Inc.(b)	5,548	418,874
Sunnova Energy International, Inc.*	10,523	389,035
		1,330,453
Insurance - 1.7%
Ambac Financial Group, Inc.*	5,575	83,291
American Equity Investment Life Holding Co.	10,143	341,109
American National Group, Inc.	913	172,785
AMERISAFE, Inc.	2,349	124,708
Argo Group International Holdings Ltd.	3,885	210,878
Bright Health Group, Inc.*(b)	6,503	21,655
BRP Group, Inc., Class A*	5,735	212,424
Citizens, Inc.*(b)	6,116	34,678
CNO Financial Group, Inc.	15,626	354,085
Crawford & Co., Class A	1,995	14,544
Donegal Group, Inc., Class A	1,811	24,630
eHealth, Inc.*	2,992	66,063
Employers Holdings, Inc.	3,485	134,556
Enstar Group Ltd.*	1,521	339,335
Genworth Financial, Inc., Class A*	61,973	236,737
Goosehead Insurance, Inc., Class A	2,170	284,964
Greenlight Capital Re Ltd., Class A*	3,220	21,767
HCI Group, Inc.	694	76,618
Heritage Insurance Holdings, Inc.	3,165	21,079
Horace Mann Educators Corp.	5,113	189,539
Independence Holding Co.	525	29,663
Investors Title Co.	159	34,344
James River Group Holdings Ltd.	4,492	118,768
Kinsale Capital Group, Inc.	2,635	548,080
Maiden Holdings Ltd.*	8,517	25,551
MBIA, Inc.*(b)	5,875	69,090
MetroMile, Inc.*(b)	4,752	12,070
National Western Life Group, Inc., Class A	314	63,946
NI Holdings, Inc.*	1,050	19,467
Palomar Holdings, Inc.*(b)	3,011	220,044
ProAssurance Corp.	6,586	151,478
RLI Corp.	4,904	504,033
Safety Insurance Group, Inc.	1,774	137,077
Selective Insurance Group, Inc.	7,278	549,780
Selectquote, Inc.*	16,422	147,798
SiriusPoint Ltd.*	10,848	83,530
State Auto Financial Corp.	2,164	111,359
Stewart Information Services Corp.	3,270	232,889
Tiptree, Inc.	2,837	36,966
Trean Insurance Group, Inc.*	2,162	18,182
Trupanion, Inc.*	4,679	577,014
United Fire Group, Inc.	2,577	53,911
United Insurance Holdings Corp.	2,491	10,288
Universal Insurance Holdings, Inc.	3,322	50,063
		6,770,836
Interactive Media & Services - 0.5%
Cargurus, Inc.*	11,566	433,725
Cars.com, Inc.*	8,386	139,878
Eventbrite, Inc., Class A*	9,197	138,875
EverQuote, Inc., Class A*	2,347	30,933
fuboTV, Inc.*	16,105	315,980
Liberty TripAdvisor Holdings, Inc., Class A*	8,927	19,282
MediaAlpha, Inc., Class A*	2,599	40,077
Outbrain, Inc.*	989	14,924
QuinStreet, Inc.*	6,082	93,115
TrueCar, Inc.*	11,681	38,431
Yelp, Inc.*	8,770	300,636
Ziff Davis, Inc.*	5,326	606,472
		2,172,328
Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A*	3,266	97,261
1stdibs.com, Inc.*(b)	825	10,634
CarParts.com, Inc.*	5,991	74,109
Duluth Holdings, Inc., Class B*	1,488	20,638
Groupon, Inc.*	2,888	59,666
Lands' End, Inc.*	1,758	40,452
Liquidity Services, Inc.*	3,249	73,655
Overstock.com, Inc.*	5,268	470,222
PetMed Express, Inc.	2,416	66,102
Porch Group, Inc.*(b)	9,448	198,786
Quotient Technology, Inc.*	10,883	76,290
RealReal, Inc. (The)*	9,635	150,017
Revolve Group, Inc.*	4,400	335,148
Shutterstock, Inc.	2,867	326,867
Stitch Fix, Inc., Class A*	7,229	180,002
Xometry, Inc., Class A*(b)	988	49,113
		2,228,962
IT Services - 1.3%
BigCommerce Holdings, Inc., Series 1*	5,928	268,361
BM Technologies, Inc.*(b)	409	4,928
Brightcove, Inc.*	4,983	47,986
Cantaloupe, Inc.*(b)	7,140	64,403
Cass Information Systems, Inc.	1,744	70,039
Conduent, Inc.*	20,489	103,265
CSG Systems International, Inc.	3,989	210,260
DigitalOcean Holdings, Inc.*(b)	6,067	611,614
EVERTEC, Inc.	7,422	311,650
Evo Payments, Inc., Class A*	5,794	123,354
ExlService Holdings, Inc.*	4,022	522,337
Flywire Corp.*	1,485	60,350
GreenBox POS*(b)	2,240	11,670
GreenSky, Inc., Class A*	8,793	99,713
Grid Dynamics Holdings, Inc.*	5,163	202,545
Hackett Group, Inc. (The)	3,010	61,585
I3 Verticals, Inc., Class A*	2,622	48,900
IBEX Holdings Ltd.*	694	9,178
International Money Express, Inc.*	3,917	59,186
Limelight Networks, Inc.*	15,312	42,108
LiveRamp Holdings, Inc.*	8,096	379,945
Maximus, Inc.	7,516	567,082
MoneyGram International, Inc.*	10,972	65,064
Paya Holdings, Inc.*	10,073	64,870
Perficient, Inc.*	3,988	546,476
Priority Technology Holdings, Inc.*	1,222	7,894
Rackspace Technology, Inc.*	6,684	95,314
Repay Holdings Corp.*	10,614	173,645

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
StarTek, Inc.*	2,062	8,289
TTEC Holdings, Inc.	2,265	191,143
Tucows, Inc., Class A*(b)	1,193	97,027
Unisys Corp.*	8,044	146,079
Verra Mobility Corp.*(b)	16,430	236,428
		5,512,688
Leisure Products - 0.5%
Acushnet Holdings Corp.	4,201	228,450
American Outdoor Brands, Inc.*	1,727	40,740
AMMO, Inc.*(b)	10,550	65,410
Callaway Golf Co.*	14,182	382,347
Clarus Corp.(b)	2,958	78,062
Escalade, Inc.	1,238	21,058
Genius Brands International, Inc.*(b)	34,582	42,882
Johnson Outdoors, Inc., Class A	641	66,690
Latham Group, Inc.*	2,844	73,290
Malibu Boats, Inc., Class A*	2,539	176,384
Marine Products Corp.	998	11,796
MasterCraft Boat Holdings, Inc.*	2,302	62,983
Nautilus, Inc.*(b)	3,692	25,290
Smith & Wesson Brands, Inc.	5,874	133,634
Sturm Ruger & Co., Inc.	2,105	150,907
Vista Outdoor, Inc.*	7,046	307,699
		1,867,622
Life Sciences Tools & Services - 0.8%
Absci Corp.*(b)	1,700	17,935
Akoya Biosciences, Inc.*	948	12,305
Alpha Teknova, Inc.*	853	19,073
Berkeley Lights, Inc.*	5,948	124,135
Bionano Genomics, Inc.*(b)	34,465	134,758
ChromaDex Corp.*(b)	5,742	26,930
Codex DNA, Inc.*(b)	950	6,498
Codexis, Inc.*	7,376	256,021
Cytek Biosciences, Inc.*	1,968	39,694
Fluidigm Corp.*	9,335	43,034
Harvard Bioscience, Inc.*	4,813	32,199
Inotiv, Inc.*	1,580	82,160
MaxCyte, Inc.*	1,920	19,162
Medpace Holdings, Inc.*	3,553	736,928
NanoString Technologies, Inc.*	5,558	228,434
NeoGenomics, Inc.*	13,893	475,974
Pacific Biosciences of California, Inc.*	23,827	553,025
Personalis, Inc.*	4,412	59,783
Quanterix Corp.*	3,781	151,126
Rapid Micro Biosystems, Inc., Class A*	975	12,012
Seer, Inc.*(b)	5,099	113,759
Singular Genomics Systems, Inc.*	1,450	16,559
		3,161,504
Machinery - 3.2%
AgEagle Aerial Systems, Inc.*(b)	8,314	18,790
Alamo Group, Inc.	1,219	173,366
Albany International Corp., Class A	3,771	305,187
Altra Industrial Motion Corp.	7,940	418,517
Astec Industries, Inc.	2,778	174,125
Barnes Group, Inc.	5,802	252,097
Blue Bird Corp.*	1,936	39,185
Chart Industries, Inc.*	4,468	779,889
CIRCOR International, Inc.*	2,256	60,799
Columbus McKinnon Corp.	3,411	151,517
Commercial Vehicle Group, Inc.*	3,927	32,948
Desktop Metal, Inc., Class A*(b)	22,947	149,614
Douglas Dynamics, Inc.	2,768	110,028
Energy Recovery, Inc.*	5,167	109,799
Enerpac Tool Group Corp.	7,404	156,298
EnPro Industries, Inc.	2,530	258,060
ESCO Technologies, Inc.	3,134	256,173
Evoqua Water Technologies Corp.*	14,181	637,861
Federal Signal Corp.	7,384	313,303
Franklin Electric Co., Inc.	5,677	499,860
Gorman-Rupp Co. (The)	2,790	120,612
Greenbrier Cos., Inc. (The)	3,907	156,241
Helios Technologies, Inc.	3,962	397,507
Hillenbrand, Inc.	8,941	398,769
Hydrofarm Holdings Group, Inc.*	4,770	157,410
Hyliion Holdings Corp.*(b)	14,365	95,240
Hyster-Yale Materials Handling, Inc.	1,224	48,054
Ideanomics, Inc.*(b)	50,685	81,603
John Bean Technologies Corp.	3,828	603,944
Kadant, Inc.	1,412	331,058
Kennametal, Inc.	10,244	362,330
Lindsay Corp.	1,336	194,415
Luxfer Holdings plc	3,375	64,057
Manitowoc Co., Inc. (The)*	4,202	80,090
Mayville Engineering Co., Inc.*	1,098	16,305
Meritor, Inc.*	8,315	210,286
Miller Industries, Inc.	1,348	44,093
Mueller Industries, Inc.	6,885	380,947
Mueller Water Products, Inc., Class A	19,280	262,979
Nikola Corp.*(b)	27,574	281,806
NN, Inc.*	5,225	23,251
Omega Flex, Inc.	380	44,832
Park-Ohio Holdings Corp.	1,042	21,997
Proto Labs, Inc.*	3,405	170,659
RBC Bearings, Inc.*(b)	3,426	677,286
REV Group, Inc.	3,486	54,730
Shyft Group, Inc. (The)	4,242	206,204
SPX Corp.*	5,363	311,858
SPX FLOW, Inc.	5,091	425,149
Standex International Corp.	1,481	152,558
Tennant Co.	2,262	177,929
Terex Corp.	8,384	355,314
Titan International, Inc.*	6,259	43,125
Trinity Industries, Inc.	9,657	255,911
Wabash National Corp.	6,120	102,204
Watts Water Technologies, Inc., Class A	3,372	636,330
Welbilt, Inc.*	16,021	377,455
		13,221,954
Marine - 0.2%
Costamare, Inc.	6,468	77,616
Eagle Bulk Shipping, Inc.(b)	1,095	43,877
Genco Shipping & Trading Ltd.	3,939	60,700
Matson, Inc.	5,265	429,255
Safe Bulkers, Inc.*	7,627	27,610
		639,058
Media - 0.9%
Advantage Solutions, Inc.*(b)	9,361	67,680
AMC Networks, Inc., Class A*	3,565	137,645
Boston Omaha Corp., Class A*	2,162	61,941
Cardlytics, Inc.*(b)	3,918	264,778
Clear Channel Outdoor Holdings, Inc.*	44,501	136,618

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
comScore, Inc.*	8,579	29,769
Daily Journal Corp.*	148	53,919
Digital Media Solutions, Inc.*	396	1,790
Emerald Holding, Inc.*	2,932	11,581
Entercom Communications Corp.*	14,454	35,701
Entravision Communications Corp., Class A	7,373	54,781
EW Scripps Co. (The), Class A	7,022	130,118
Fluent, Inc.*	5,311	9,879
Gannett Co., Inc.*	17,225	88,020
Gray Television, Inc.	10,472	215,933
Hemisphere Media Group, Inc.*(b)	1,983	15,071
iHeartMedia, Inc., Class A*	13,723	269,108
Integral Ad Science Holding Corp.*	2,067	46,384
John Wiley & Sons, Inc., Class A	5,285	274,714
Magnite, Inc.*	15,894	280,211
Meredith Corp.*	4,889	288,451
National CineMedia, Inc.	7,365	20,622
Scholastic Corp.	3,231	121,615
Sinclair Broadcast Group, Inc., Class A	5,628	131,301
Stagwell, Inc.*	7,556	58,332
TechTarget, Inc.*	3,127	302,162
TEGNA, Inc.	27,097	535,166
Thryv Holdings, Inc.*	939	36,706
WideOpenWest, Inc.*	6,423	119,468
		3,799,464
Metals & Mining - 1.0%
Allegheny Technologies, Inc.*	15,609	222,272
Arconic Corp.*	13,528	361,468
Carpenter Technology Corp.	5,840	160,483
Century Aluminum Co.*	6,294	83,270
Coeur Mining, Inc.*	31,329	175,442
Commercial Metals Co.	14,717	454,755
Compass Minerals International, Inc.	4,191	203,892
Constellium SE*	15,043	264,306
Gatos Silver, Inc.*	5,676	76,683
Haynes International, Inc.	1,531	61,347
Hecla Mining Co.	65,143	360,892
Kaiser Aluminum Corp.	1,937	172,839
Materion Corp.	2,497	211,396
MP Materials Corp.*	8,935	392,604
Novagold Resources, Inc.*	29,066	196,195
Olympic Steel, Inc.	1,148	23,362
Perpetua Resources Corp.*	3,284	16,584
PolyMet Mining Corp.*	3,537	10,646
Ryerson Holding Corp.	2,013	47,165
Schnitzer Steel Industries, Inc., Class A	3,176	152,766
SunCoke Energy, Inc.	10,187	62,039
TimkenSteel Corp.*	5,628	80,593
Warrior Met Coal, Inc.	6,310	135,602
Worthington Industries, Inc.	4,141	198,685
		4,125,286
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AFC Gamma, Inc.	1,090	23,577
Angel Oak Mortgage, Inc.(b)	890	14,516
Apollo Commercial Real Estate Finance, Inc.	17,195	232,648
Arbor Realty Trust, Inc.(b)	16,649	292,190
Ares Commercial Real Estate Corp.	5,363	78,943
ARMOUR Residential REIT, Inc.	10,107	98,947
Blackstone Mortgage Trust, Inc., Class A	19,277	578,310
BrightSpire Capital, Inc.	10,334	96,623
Broadmark Realty Capital, Inc.	15,741	141,669
Chimera Investment Corp.	28,873	459,081
Dynex Capital, Inc.(b)	4,173	69,773
Ellington Financial, Inc.	5,719	94,764
Franklin BSP Realty Trust, Inc.*	3,840	58,906
Granite Point Mortgage Trust, Inc.	6,709	82,722
Great Ajax Corp.	2,658	33,597
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,393	534,274
Invesco Mortgage Capital, Inc.(b)	35,755	107,265
KKR Real Estate Finance Trust, Inc.	3,960	81,695
Ladder Capital Corp.	13,926	158,617
MFA Financial, Inc.	54,250	232,732
New York Mortgage Trust, Inc.	46,525	173,538
Orchid Island Capital, Inc.(b)	15,144	68,451
PennyMac Mortgage Investment Trust	12,009	208,596
Ready Capital Corp.	7,084	108,810
Redwood Trust, Inc.	13,852	177,583
TPG RE Finance Trust, Inc.	7,358	89,768
Two Harbors Investment Corp.	38,466	226,180
		4,523,775
Multiline Retail - 0.4%
Big Lots, Inc.	4,199	182,153
Dillard's, Inc., Class A	738	202,138
Franchise Group, Inc.	3,464	165,406
Macy's, Inc.	38,447	1,095,739
		1,645,436
Multi-Utilities - 0.3%
Avista Corp.	8,498	327,258
Black Hills Corp.	7,727	495,455
NorthWestern Corp.	6,340	350,602
Unitil Corp.	1,912	79,234
		1,252,549
Oil, Gas & Consumable Fuels - 3.2%
Aemetis, Inc.*(b)	3,313	62,152
Alto Ingredients, Inc.*	8,763	45,655
Altus Midstream Co.(b)	399	25,289
Antero Resources Corp.*	35,066	615,759
Arch Resources, Inc.	1,853	143,589
Berry Corp.	8,263	67,261
Brigham Minerals, Inc., Class A	5,348	111,024
California Resources Corp.	10,125	395,584
Callon Petroleum Co.*	4,889	248,557
Centennial Resource Development, Inc., Class A*	22,187	138,225
Centrus Energy Corp., Class A*	1,189	65,978
Chesapeake Energy Corp.	12,861	765,744
Civitas Resources, Inc.	6,058	309,624
Clean Energy Fuels Corp.*(b)	19,009	136,294
CNX Resources Corp.*	26,505	361,528
Comstock Resources, Inc.*	11,221	90,778
CONSOL Energy, Inc.*	4,197	92,124
Contango Oil & Gas Co.*	17,998	62,633
CVR Energy, Inc.	3,626	56,602
Delek US Holdings, Inc.*	8,046	126,160
Denbury, Inc.*	6,182	492,211
DHT Holdings, Inc.	17,371	96,409
Dorian LPG Ltd.	3,806	46,852

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Earthstone Energy, Inc., Class A*	2,936	30,006
Energy Fuels, Inc.*	18,102	157,668
Equitrans Midstream Corp.	50,116	482,116
Falcon Minerals Corp.	4,823	22,379
Frontline Ltd.*(b)	14,636	100,257
Gevo, Inc.*(b)	23,916	137,517
Golar LNG Ltd.*	12,599	148,668
Green Plains, Inc.*	5,849	226,064
HighPeak Energy, Inc.(b)	611	8,303
International Seaways, Inc.	5,630	82,198
Kosmos Energy Ltd.*	49,649	181,715
Laredo Petroleum, Inc.*(b)	1,542	90,824
Magnolia Oil & Gas Corp., Class A	17,061	323,647
Matador Resources Co.	13,570	532,894
Murphy Oil Corp.	17,957	477,297
Nordic American Tankers Ltd.(b)	18,645	36,917
Northern Oil and Gas, Inc.	6,416	130,758
Oasis Petroleum, Inc.	2,473	296,513
Ovintiv, Inc.	32,109	1,116,109
Par Pacific Holdings, Inc.*	5,478	74,172
PBF Energy, Inc., Class A*	11,804	147,904
PDC Energy, Inc.	12,184	614,439
Peabody Energy Corp.*	9,867	98,275
Range Resources Corp.*	29,299	573,088
Ranger Oil Corp.*	1,888	50,825
Renewable Energy Group, Inc.*	5,486	262,121
REX American Resources Corp.*	651	59,241
Riley Exploration Permian, Inc.	306	5,376
Scorpio Tankers, Inc.	5,970	83,043
SFL Corp. Ltd.	12,810	106,835
SM Energy Co.	14,702	426,358
Southwestern Energy Co.*	83,045	372,042
Talos Energy, Inc.*	4,518	45,044
Teekay Corp.*	8,510	28,253
Teekay Tankers Ltd., Class A*(b)	2,922	32,814
Tellurian, Inc.*	44,000	143,440
Uranium Energy Corp.*(b)	28,277	110,846
Ur-Energy, Inc.*	22,028	32,822
W&T Offshore, Inc.*	11,499	39,557
Whiting Petroleum Corp.*	4,827	312,259
World Fuel Services Corp.	7,644	191,024
		12,947,660
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	2,021	81,345
Glatfelter Corp.	5,365	88,362
Neenah, Inc.	2,066	96,048
Schweitzer-Mauduit International, Inc.	3,837	110,122
Verso Corp., Class A	3,305	69,868
		445,745
Personal Products - 0.5%
Beauty Health Co. (The)*	10,686	277,409
BellRing Brands, Inc., Class A*	4,880	105,018
Edgewell Personal Care Co.	6,657	282,656
elf Beauty, Inc.*	5,904	177,828
Honest Co., Inc. (The)*	3,039	25,953
Inter Parfums, Inc.	2,191	192,436
Medifast, Inc.	1,427	293,591
Nature's Sunshine Products, Inc.	1,450	24,650
Nu Skin Enterprises, Inc., Class A	6,090	267,229
Revlon, Inc., Class A*(b)	868	9,869
USANA Health Sciences, Inc.*	1,528	152,372
Veru, Inc.*	7,891	59,182
		1,868,193
Pharmaceuticals - 1.2%
9 Meters Biopharma, Inc.*(b)	27,372	28,467
Aclaris Therapeutics, Inc.*(b)	6,249	79,987
Aerie Pharmaceuticals, Inc.*	5,187	52,389
Amneal Pharmaceuticals, Inc.*	12,218	51,071
Amphastar Pharmaceuticals, Inc.*	4,535	88,705
Ampio Pharmaceuticals, Inc.*(b)	23,873	26,976
Angion Biomedica Corp.*	2,639	9,500
ANI Pharmaceuticals, Inc.*	1,198	49,286
Antares Pharma, Inc.*	20,421	65,960
Arvinas, Inc.*	5,342	403,909
Atea Pharmaceuticals, Inc.*	7,903	63,935
Athira Pharma, Inc.*(b)	3,951	53,259
Axsome Therapeutics, Inc.*(b)	3,389	117,056
BioDelivery Sciences International, Inc.*	11,411	31,723
Cara Therapeutics, Inc.*	5,443	71,739
Cassava Sciences, Inc.*(b)	4,678	250,226
Citius Pharmaceuticals, Inc.*(b)	13,913	23,513
Collegium Pharmaceutical, Inc.*	4,312	75,805
Corcept Therapeutics, Inc.*	11,840	248,640
CorMedix, Inc.*(b)	4,643	23,122
Cymabay Therapeutics, Inc.*	8,492	28,108
Cyteir Therapeutics, Inc.*(b)	1,024	17,009
Durect Corp.*(b)	27,717	27,434
Edgewise Therapeutics, Inc.*(b)	1,565	27,262
Endo International plc*	28,085	157,276
Esperion Therapeutics, Inc.*(b)	3,216	28,076
Evolus, Inc.*(b)	3,994	22,127
EyePoint Pharmaceuticals, Inc.*(b)	2,589	40,906
Fulcrum Therapeutics, Inc.*(b)	3,264	47,328
Harmony Biosciences Holdings, Inc.*	2,739	93,372
Ikena Oncology, Inc.*(b)	1,273	18,210
Innoviva, Inc.*	5,313	88,833
Intra-Cellular Therapies, Inc.*	8,644	349,909
Kala Pharmaceuticals, Inc.*(b)	5,924	11,256
Kaleido Biosciences, Inc.*(b)	2,373	8,519
KemPharm, Inc.*(b)	3,502	27,421
Landos Biopharma, Inc.*	574	4,150
Marinus Pharmaceuticals, Inc.*	4,525	50,273
Mind Medicine MindMed, Inc.*(b)	42,632	84,411
NGM Biopharmaceuticals, Inc.*	3,854	69,449
Nuvation Bio, Inc.*	8,175	73,330
Ocular Therapeutix, Inc.*	9,392	64,241
Omeros Corp.*(b)	7,378	53,122
Oramed Pharmaceuticals, Inc.*(b)	3,714	71,383
Pacira BioSciences, Inc.*	5,347	281,359
Paratek Pharmaceuticals, Inc.*	5,834	24,619
Phathom Pharmaceuticals, Inc.*	2,481	44,509
Phibro Animal Health Corp., Class A	2,505	49,073
Pliant Therapeutics, Inc.*(b)	2,948	41,803
Prestige Consumer Healthcare, Inc.*	6,128	342,862
Provention Bio, Inc.*	6,795	46,885
Rain Therapeutics, Inc.*(b)	927	11,995
Reata Pharmaceuticals, Inc., Class A*	3,365	288,044
Relmada Therapeutics, Inc.*	1,918	34,255
Revance Therapeutics, Inc.*	8,600	117,648
Seelos Therapeutics, Inc.*(b)	12,036	20,822

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
SIGA Technologies, Inc.*	5,966	48,683
Supernus Pharmaceuticals, Inc.*	6,005	179,970
Tarsus Pharmaceuticals, Inc.*	1,033	27,478
Terns Pharmaceuticals, Inc.*	1,681	12,692
TherapeuticsMD, Inc.*(b)	47,769	23,646
Theravance Biopharma, Inc.*	7,342	61,673
Verrica Pharmaceuticals, Inc.*	1,605	16,612
WaVe Life Sciences Ltd.*	4,680	18,252
Zogenix, Inc.*	6,871	77,299
		5,048,852
Professional Services - 1.5%
Acacia Research Corp.*	6,007	29,434
ASGN, Inc.*	6,359	773,763
Atlas Technical Consultants, Inc.*(b)	1,711	15,690
Barrett Business Services, Inc.	916	64,660
CBIZ, Inc.*	6,131	220,900
CRA International, Inc.	870	80,101
Exponent, Inc.	6,364	741,406
First Advantage Corp.*	5,481	95,041
Forrester Research, Inc.*	1,383	78,057
Franklin Covey Co.*	1,527	67,157
Heidrick & Struggles International, Inc.	2,367	102,183
HireQuest, Inc.(b)	623	14,204
Huron Consulting Group, Inc.*	2,740	125,191
ICF International, Inc.	2,260	218,632
Insperity, Inc.	4,450	515,043
KBR, Inc.	17,332	762,608
Kelly Services, Inc., Class A	4,302	72,532
Kforce, Inc.	2,484	190,349
Korn Ferry	6,741	490,340
ManTech International Corp., Class A	3,360	228,312
Mistras Group, Inc.*	2,447	19,503
Resources Connection, Inc.	3,865	66,401
TriNet Group, Inc.*	4,967	498,190
TrueBlue, Inc.*	4,274	111,209
Upwork, Inc.*	14,458	538,705
Willdan Group, Inc.*	1,365	54,614
		6,174,225
Real Estate Management & Development - 0.6%
Cushman & Wakefield plc*	17,002	300,595
eXp World Holdings, Inc.	7,691	282,337
Fathom Holdings, Inc.*(b)	632	14,909
Forestar Group, Inc.*	2,090	41,424
FRP Holdings, Inc.*	819	48,026
Kennedy-Wilson Holdings, Inc.	14,716	319,190
Marcus & Millichap, Inc.*	2,909	124,651
Newmark Group, Inc., Class A	18,285	293,657
Rafael Holdings, Inc., Class B*	1,194	6,555
RE/MAX Holdings, Inc., Class A	2,263	62,210
Realogy Holdings Corp.*	14,106	214,270
Redfin Corp.*(b)	12,466	507,241
RMR Group, Inc. (The), Class A	1,870	61,093
St Joe Co. (The)	4,083	196,025
Tejon Ranch Co.*	2,553	46,720
		2,518,903
Road & Rail - 0.9%
ArcBest Corp.	3,102	319,754
Avis Budget Group, Inc.*	5,970	1,639,302
Covenant Logistics Group, Inc.*	1,484	37,204
Daseke, Inc.*	4,921	47,488
Heartland Express, Inc.	5,846	97,862
HyreCar, Inc.*(b)	2,148	11,384
Marten Transport Ltd.	7,292	117,255
PAM Transportation Services, Inc.*	445	28,832
Saia, Inc.*	3,249	1,076,004
Universal Logistics Holdings, Inc.	938	17,437
US Xpress Enterprises, Inc., Class A*	3,296	25,907
Werner Enterprises, Inc.	7,679	346,400
Yellow Corp.*	6,169	81,184
		3,846,013
Semiconductors & Semiconductor Equipment - 3.2%
Alpha & Omega Semiconductor Ltd.*	2,587	127,074
Ambarella, Inc.*	4,283	768,884
Amkor Technology, Inc.	12,509	269,694
Atomera, Inc.*(b)	2,487	59,912
Axcelis Technologies, Inc.*	4,082	252,349
AXT, Inc.*(b)	4,892	40,212
CEVA, Inc.*	2,760	121,716
CMC Materials, Inc.	3,580	475,424
Cohu, Inc.*	5,873	193,633
Diodes, Inc.*	5,342	568,122
DSP Group, Inc.*	2,764	60,780
FormFactor, Inc.*	9,529	399,456
Ichor Holdings Ltd.*	3,397	162,682
Impinj, Inc.*	2,287	171,456
Kopin Corp.*	9,509	49,637
Kulicke & Soffa Industries, Inc.(b)	7,503	432,623
Lattice Semiconductor Corp.*	16,626	1,262,412
MACOM Technology Solutions Holdings, Inc.*	5,967	429,087
MaxLinear, Inc.*	8,680	584,424
Meta Materials, Inc.*(b)	26,845	98,521
NeoPhotonics Corp.*	6,283	96,570
NVE Corp.	584	39,286
Onto Innovation, Inc.*	5,967	561,853
PDF Solutions, Inc.*	3,636	108,826
Photronics, Inc.*	7,384	97,543
Power Integrations, Inc.	7,399	740,122
Rambus, Inc.*	13,293	357,582
Semtech Corp.*	7,926	679,020
Silicon Laboratories, Inc.*	5,442	1,068,101
SiTime Corp.*	1,809	539,950
SkyWater Technology, Inc.*(b)	990	18,523
SMART Global Holdings, Inc.*(b)	2,143	122,194
SunPower Corp.*	9,797	280,684
Synaptics, Inc.*	4,324	1,220,406
Ultra Clean Holdings, Inc.*	5,440	298,166
Veeco Instruments, Inc.*	6,100	162,138
		12,919,062
Software - 5.2%
8x8, Inc.*	13,589	292,843
A10 Networks, Inc.	7,363	113,537
ACI Worldwide, Inc.*	14,459	421,335
Agilysys, Inc.*	2,426	105,652
Alarm.com Holdings, Inc.*	5,790	461,984
Alkami Technology, Inc.*	885	25,391
Altair Engineering, Inc., Class A*	5,667	421,908
American Software, Inc., Class A	3,852	87,826
Appfolio, Inc., Class A*	2,296	276,645
Appian Corp.*	4,820	358,367
Asana, Inc., Class A*	9,062	941,995
Avaya Holdings Corp.*	10,113	196,900

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Benefitfocus, Inc.*	3,060	30,784
Blackbaud, Inc.*	5,930	447,478
Blackline, Inc.*(b)	6,574	723,469
Bottomline Technologies DE, Inc.*	5,425	243,257
Box, Inc., Class A*	17,465	408,856
BTRS Holdings, Inc.*	7,930	59,158
Cerence, Inc.*(b)	4,637	348,610
ChannelAdvisor Corp.*	3,578	89,486
Cleanspark, Inc.*(b)	4,091	72,738
CommVault Systems, Inc.*	5,616	353,134
Consensus Cloud Solutions, Inc.*	1,775	111,186
Couchbase, Inc.*	1,186	39,197
CS Disco, Inc.*	1,585	58,169
Digimarc Corp.*(b)	1,561	66,967
Digital Turbine, Inc.*	11,126	590,346
Domo, Inc., Class B*	3,377	244,326
E2open Parent Holdings, Inc.*(b)	19,885	242,199
Ebix, Inc.	3,252	99,381
eGain Corp.*	2,505	26,302
Envestnet, Inc.*	6,658	510,469
EverCommerce, Inc.*	2,037	33,162
GTY Technology Holdings, Inc.*	3,944	25,952
Instructure Holdings, Inc.*	1,468	32,692
Intapp, Inc.*(b)	1,233	33,772
Intelligent Systems Corp.*(b)	889	36,058
InterDigital, Inc.	3,791	257,447
JFrog Ltd.*	6,483	207,197
Kaltura, Inc.*	2,133	10,110
LivePerson, Inc.*(b)	7,944	307,115
Marathon Digital Holdings, Inc.*	11,697	597,366
MeridianLink, Inc.*	1,551	34,200
MicroStrategy, Inc., Class A*(b)	962	694,016
Mimecast Ltd.*	7,466	604,746
Mitek Systems, Inc.*	5,258	90,070
Model N, Inc.*	4,350	122,235
Momentive Global, Inc.*	15,902	324,878
ON24, Inc.*	3,295	52,193
OneSpan, Inc.*	4,315	73,743
PagerDuty, Inc.*	9,892	350,671
Ping Identity Holding Corp.*(b)	7,310	174,051
Progress Software Corp.	5,388	261,049
PROS Holdings, Inc.*	4,898	177,895
Q2 Holdings, Inc.*	6,700	538,010
Qualys, Inc.*	4,174	543,830
Rapid7, Inc.*	6,800	843,608
Rekor Systems, Inc.*	3,851	25,879
Rimini Street, Inc.*	5,369	35,489
Riot Blockchain, Inc.*(b)	10,331	386,069
Sailpoint Technologies Holdings, Inc.*	11,212	589,639
Sapiens International Corp. NV	3,790	134,431
SecureWorks Corp., Class A*(b)	1,223	21,720
ShotSpotter, Inc.*	1,038	36,455
Smith Micro Software, Inc.*	5,644	30,929
Sprout Social, Inc., Class A*	5,482	612,230
SPS Commerce, Inc.*	4,421	623,317
Sumo Logic, Inc.*	10,512	148,640
Telos Corp.*	4,886	76,954
Tenable Holdings, Inc.*	11,120	549,328
Upland Software, Inc.*	3,541	69,333
Varonis Systems, Inc.*	12,978	672,390
Verint Systems, Inc.*	7,895	375,723
Veritone, Inc.*	3,480	89,227
Viant Technology, Inc., Class A*	1,419	13,906
VirnetX Holding Corp.*(b)	7,757	23,271
Vonage Holdings Corp.*	29,619	610,744
Workiva, Inc.*	5,247	731,799
Xperi Holding Corp.	12,855	230,362
Yext, Inc.*	13,610	131,473
Zix Corp.*	6,556	55,529
Zuora, Inc., Class A*	13,667	270,743
		21,441,541
Specialty Retail - 2.2%
Aaron's Co., Inc. (The)	3,974	88,223
Abercrombie & Fitch Co., Class A*	7,518	270,648
Academy Sports & Outdoors, Inc.*	9,520	424,782
American Eagle Outfitters, Inc.(b)	18,651	482,874
America's Car-Mart, Inc.*	762	74,783
Arko Corp.*	14,793	139,498
Asbury Automotive Group, Inc.*	2,769	453,119
Barnes & Noble Education, Inc.*	4,708	33,050
Bed Bath & Beyond, Inc.*	12,883	236,145
Big 5 Sporting Goods Corp.(b)	2,551	60,535
Boot Barn Holdings, Inc.*	3,585	438,589
Buckle, Inc. (The)	3,644	171,414
Caleres, Inc.	4,515	106,599
Camping World Holdings, Inc., Class A	5,230	229,388
CarLotz, Inc.*(b)	8,770	25,959
Cato Corp. (The), Class A	2,424	39,875
Chico's FAS, Inc.*	14,741	84,466
Children's Place, Inc. (The)*	1,723	149,091
Citi Trends, Inc.*	1,077	91,330
Conn's, Inc.*	2,188	47,873
Container Store Group, Inc. (The)*	3,895	45,299
Designer Brands, Inc., Class A*	7,367	100,781
Genesco, Inc.*	1,796	113,507
Group 1 Automotive, Inc.	2,154	419,492
GrowGeneration Corp.*	6,629	108,053
Guess?, Inc.	4,927	111,104
Haverty Furniture Cos., Inc.	2,044	61,136
Hibbett, Inc.	1,967	153,328
JOANN, Inc.(b)	1,479	13,518
Kirkland's, Inc.*	1,717	37,070
Lazydays Holdings, Inc.*	900	18,207
Lumber Liquidators Holdings, Inc.*	3,511	53,859
MarineMax, Inc.*	2,584	137,650
Monro, Inc.	4,063	227,609
Murphy USA, Inc.	2,963	513,577
National Vision Holdings, Inc.*	10,003	480,544
ODP Corp. (The)*	5,844	220,669
OneWater Marine, Inc., Class A	1,257	64,333
Party City Holdco, Inc.*	13,519	74,355
Rent-A-Center, Inc.	8,079	356,849
Sally Beauty Holdings, Inc.*	13,804	270,420
Shift Technologies, Inc.*(b)	7,605	35,059
Shoe Carnival, Inc.	2,164	84,612
Signet Jewelers Ltd.	6,381	619,850
Sleep Number Corp.*	2,831	225,857
Sonic Automotive, Inc., Class A	2,682	120,449
Sportsman's Warehouse Holdings, Inc.*	5,334	90,838
Tilly's, Inc., Class A	2,779	41,741
Torrid Holdings, Inc.*(b)	1,563	25,430
TravelCenters of America, Inc.*	1,530	79,897
Urban Outfitters, Inc.*	8,407	266,250
Winmark Corp.	424	106,890

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Zumiez, Inc.*	2,675	122,408
		9,048,882
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*(b)	14,877	338,898
Avid Technology, Inc.*	4,430	142,026
Corsair Gaming, Inc.*(b)	3,353	75,107
Diebold Nixdorf, Inc.*	8,818	71,514
Eastman Kodak Co.*	5,498	32,933
Quantum Corp.*	7,018	38,388
Super Micro Computer, Inc.*	5,283	218,716
Turtle Beach Corp.*	1,862	49,902
		967,484
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.*	7,570	1,241,631
Fossil Group, Inc.*	5,843	69,824
G-III Apparel Group Ltd.*	5,409	160,323
Kontoor Brands, Inc.	6,355	342,662
Movado Group, Inc.	1,950	87,497
Oxford Industries, Inc.	1,969	188,118
PLBY Group, Inc.*(b)	2,887	110,716
Rocky Brands, Inc.	840	29,845
Steven Madden Ltd.	10,052	476,967
Superior Group of Cos., Inc.	1,434	32,064
Unifi, Inc.*	1,626	33,122
Vera Bradley, Inc.*	3,188	30,318
Wolverine World Wide, Inc.	9,947	309,650
		3,112,737
Thrifts & Mortgage Finance - 1.3%
Axos Financial, Inc.*	6,992	395,817
Blue Foundry Bancorp*	3,434	50,033
Bridgewater Bancshares, Inc.*	2,571	43,938
Capitol Federal Financial, Inc.	15,925	180,908
Columbia Financial, Inc.*	4,818	87,880
Essent Group Ltd.	13,568	564,158
Federal Agricultural Mortgage Corp., Class C	1,121	136,448
Finance of America Cos., Inc., Class A*(b)	4,301	17,634
Flagstar Bancorp, Inc.	6,388	297,298
FS Bancorp, Inc.	875	28,403
Hingham Institution For Savings (The)	178	69,527
Home Bancorp, Inc.	937	37,892
Home Point Capital, Inc.(b)	896	3,450
Kearny Financial Corp.	8,950	113,755
Luther Burbank Corp.	1,913	26,380
Merchants Bancorp	1,207	55,051
Mr Cooper Group, Inc.*	8,689	341,217
NMI Holdings, Inc., Class A*	10,289	201,664
Northfield Bancorp, Inc.	5,522	93,046
Northwest Bancshares, Inc.	14,999	199,187
Ocwen Financial Corp.*	1,001	31,912
PCSB Financial Corp.	1,646	29,957
PennyMac Financial Services, Inc.	4,025	254,903
Pioneer Bancorp, Inc.*	1,424	17,772
Premier Financial Corp.	4,534	133,300
Provident Bancorp, Inc.	1,882	34,083
Provident Financial Services, Inc.	9,293	218,757
Radian Group, Inc.	22,839	465,230
Security National Financial Corp., Class A*	1	9
Southern Missouri Bancorp, Inc.	947	50,579
TrustCo Bank Corp.	2,315	75,608
Velocity Financial, Inc.*	1,051	12,696
Walker & Dunlop, Inc.	3,584	504,233
Washington Federal, Inc.	8,300	269,667
Waterstone Financial, Inc.	2,652	55,029
WSFS Financial Corp.	5,761	286,437
		5,383,858
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	19,728	49,517
Turning Point Brands, Inc.	1,785	67,830
Universal Corp.	2,962	137,940
Vector Group Ltd.	17,601	273,520
		528,807
Trading Companies & Distributors - 1.3%
Alta Equipment Group, Inc.*	2,316	33,837
Applied Industrial Technologies, Inc.	4,756	452,010
Beacon Roofing Supply, Inc.*	6,838	341,284
BlueLinx Holdings, Inc.*	1,129	79,640
Boise Cascade Co.	4,826	312,870
Custom Truck One Source, Inc.*(b)	5,662	42,578
DXP Enterprises, Inc.*	2,184	60,344
EVI Industries, Inc.*(b)	700	23,891
GATX Corp.	4,328	426,308
Global Industrial Co.	1,560	62,494
GMS, Inc.*	5,238	292,647
H&E Equipment Services, Inc.	3,941	165,916
Herc Holdings, Inc.	3,058	521,236
Karat Packaging, Inc.*	562	12,358
Lawson Products, Inc.*	583	28,060
McGrath RentCorp	2,959	228,731
MRC Global, Inc.*	9,852	67,782
NOW, Inc.*	13,508	112,927
Rush Enterprises, Inc., Class A	5,176	263,769
Rush Enterprises, Inc., Class B	804	39,219
Textainer Group Holdings Ltd.*	5,873	191,871
Titan Machinery, Inc.*	2,368	78,712
Transcat, Inc.*	867	77,137
Triton International Ltd.	8,179	457,779
Veritiv Corp.*	1,797	226,494
WESCO International, Inc.*	5,457	677,377
Willis Lease Finance Corp.*	336	11,508
		5,288,779
Water Utilities - 0.4%
American States Water Co.	4,520	425,694
Artesian Resources Corp., Class A	997	42,632
Cadiz, Inc.*(b)	2,582	10,457
California Water Service Group	6,311	397,656
Global Water Resources, Inc.	1,550	26,691
Middlesex Water Co.	2,117	218,136
Pure Cycle Corp.*	2,357	34,318
SJW Group	3,391	228,384
York Water Co. (The)	1,596	74,788
		1,458,756
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*(b)	7,243	92,855
Shenandoah Telecommunications Co.	5,922	150,360
Telephone and Data Systems, Inc.	12,383	218,931
Telesat Corp.*	1,573	48,417
United States Cellular Corp.*	1,897	55,222
		565,785
TOTAL COMMON STOCKS (Cost $402,183,511)		354,020,530

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Number of Rights	Value ($)

RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(f)	1,074	537
TOTAL RIGHTS (Cost $2,658)		537

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(g) - 1.2%

INVESTMENT COMPANIES - 1.2%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $4,901,219)	4,901,219	4,901,219

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 40.8%

REPURCHASE AGREEMENTS(h) - 40.8%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $167,587,385
(Cost $167,587,252)	167,587,252	167,587,252

Total Investments - 128.3% (Cost $574,674,640)		526,509,538
Liabilities in excess of other assets - (28.3%)		(116,055,316)
Net Assets - 100.0%		410,454,222

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $172,846,695.
(b)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $9,414,021, collateralized in the form of cash with a value of $4,901,219 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,183,886 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $10,085,105.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of November 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2021 amounted to $537, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $4,901,219.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,046,230
Aggregate gross unrealized depreciation	(124,536,686)
Net unrealized depreciation	$(121,490,456)
Federal income tax cost	$577,561,978

See accompanying notes to the financial statements.

UltraPro Russell2000

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Russell 2000 E-Mini Index	283	12/17/2021	USD	$31,091,795	$(70,069)

Swap Agreementsa

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
104,386,656	5/8/2023	Bank of America NA	0.37%	Russell 2000® Index	(11,501,813)	11,407,657	94,156	—
66,963,406	5/8/2023	BNP Paribas SA	0.22%	Russell 2000® Index	(5,778,699)	4,995,775	782,924	—
258,402,710	4/10/2023	Citibank NA	0.36%	Russell 2000® Index	(20,827,857)	20,649,089	178,768	—
38,764,584	11/7/2022	Credit Suisse International	0.52%	Russell 2000® Index	(2,029,186)	2,006,232	22,954	—
197,831,535	3/7/2023	Goldman Sachs International	0.47%	Russell 2000® Index	(21,811,441)	21,630,616	180,825	—
99,452,301	11/6/2023	Morgan Stanley & Co. International plc	(0.19)%	Russell 2000® Index	(1,187,876)	1,187,431	445	—
62,858,041	3/7/2023	Societe Generale	0.42%	Russell 2000® Index	(5,699,352)	5,654,352	45,000	—
17,936,509	3/7/2023	UBS AG	0.07%	Russell 2000® Index	(1,531,723)	1,247,824	283,899	—

846,595,742					(70,367,947)
				Total Unrealized Depreciation	(70,367,947)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations
USD	U.S. Dollar

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 89.5%

Aerospace & Defense - 1.2%
Boeing Co. (The)*	42,672	8,442,655
General Dynamics Corp.	17,968	3,395,413
Howmet Aerospace, Inc.	29,899	841,059
Huntington Ingalls Industries, Inc.	3,109	551,879
L3Harris Technologies, Inc.	15,554	3,252,030
Lockheed Martin Corp.	19,091	6,363,412
Northrop Grumman Corp.	11,656	4,065,613
Raytheon Technologies Corp.	116,748	9,447,248
Textron, Inc.	17,372	1,229,938
TransDigm Group, Inc.*	4,044	2,337,634
		39,926,881
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	10,203	970,203
Expeditors International of Washington, Inc.	13,164	1,601,006
FedEx Corp.	19,054	4,389,470
United Parcel Service, Inc., Class B	56,415	11,191,043
		18,151,722
Airlines - 0.2%
Alaska Air Group, Inc.*	9,703	471,275
American Airlines Group, Inc.*	50,144	887,047
Delta Air Lines, Inc.*	49,563	1,794,181
Southwest Airlines Co.*	45,818	2,034,319
United Airlines Holdings, Inc.*	25,067	1,059,331
		6,246,153
Auto Components - 0.1%
Aptiv plc*	20,953	3,359,814
BorgWarner, Inc.	18,566	803,536
		4,163,350
Automobiles - 2.5%
Ford Motor Co.	303,918	5,832,186
General Motors Co.*	112,442	6,507,019
Tesla, Inc.*	62,850	71,948,166
		84,287,371
Banks - 3.7%
Bank of America Corp.	573,555	25,505,991
Citigroup, Inc.	156,988	10,000,136
Citizens Financial Group, Inc.	33,002	1,560,004
Comerica, Inc.	10,371	855,919
Fifth Third Bancorp	53,500	2,255,025
First Republic Bank	13,660	2,863,955
Huntington Bancshares, Inc.	114,365	1,697,177
JPMorgan Chase & Co.	231,441	36,759,774
KeyCorp	74,075	1,662,243
M&T Bank Corp.	9,963	1,460,675
People's United Financial, Inc.	33,144	564,774
PNC Financial Services Group, Inc. (The)	32,920	6,485,240
Regions Financial Corp.	73,929	1,681,885
SVB Financial Group*	4,542	3,144,563
Truist Financial Corp.	103,395	6,132,357
US Bancorp	104,491	5,782,532
Wells Fargo & Co.	318,067	15,197,241
Zions Bancorp NA	12,552	791,780
		124,401,271
Beverages - 1.2%
Brown-Forman Corp., Class B	14,145	995,242
Coca-Cola Co. (The)	300,912	15,782,835
Constellation Brands, Inc., Class A	13,030	2,936,050
Molson Coors Beverage Co., Class B	14,584	648,113
Monster Beverage Corp.*	29,083	2,436,574
PepsiCo, Inc.	107,044	17,103,490
		39,902,304
Biotechnology - 1.6%
AbbVie, Inc.	136,871	15,778,489
Amgen, Inc.	43,980	8,746,742
Biogen, Inc.*	11,544	2,721,383
Gilead Sciences, Inc.	97,129	6,695,102
Incyte Corp.*	14,536	984,378
Moderna, Inc.*	27,204	9,587,506
Regeneron Pharmaceuticals, Inc.*	8,149	5,187,083
Vertex Pharmaceuticals, Inc.*	20,094	3,756,372
		53,457,055
Building Products - 0.5%
A O Smith Corp.	10,319	815,717
Allegion plc	6,945	858,680
Carrier Global Corp.	67,204	3,637,081
Fortune Brands Home & Security, Inc.	10,680	1,073,660
Johnson Controls International plc	55,169	4,124,434
Masco Corp.	19,148	1,261,853
Trane Technologies plc	18,401	3,434,547
		15,205,972
Capital Markets - 2.7%
Ameriprise Financial, Inc.	8,813	2,552,245
Bank of New York Mellon Corp. (The)	61,509	3,370,078
BlackRock, Inc.	11,082	10,024,888
Cboe Global Markets, Inc.	8,253	1,064,142
Charles Schwab Corp. (The)	116,274	8,998,445
CME Group, Inc.	27,813	6,133,323
Franklin Resources, Inc.	21,812	706,709
Goldman Sachs Group, Inc. (The)	26,104	9,945,363
Intercontinental Exchange, Inc.	43,614	5,701,222
Invesco Ltd.	26,442	590,450
MarketAxess Holdings, Inc.	2,948	1,039,730
Moody's Corp.	12,546	4,900,969
Morgan Stanley	113,055	10,719,875
MSCI, Inc.	6,393	4,024,074
Nasdaq, Inc.	9,065	1,842,280
Northern Trust Corp.	16,150	1,868,555
Raymond James Financial, Inc.	14,354	1,410,854
S&P Global, Inc.	18,679	8,512,581
State Street Corp.	28,325	2,520,075
T. Rowe Price Group, Inc.	17,573	3,513,721
		89,439,579
Chemicals - 1.6%
Air Products and Chemicals, Inc.	17,141	4,927,009
Albemarle Corp.	9,058	2,413,867
Celanese Corp.	8,614	1,303,815
CF Industries Holdings, Inc.	16,657	1,009,248
Corteva, Inc.	56,872	2,559,240
Dow, Inc.	57,769	3,173,251
DuPont de Nemours, Inc.	40,515	2,996,490
Eastman Chemical Co.	10,522	1,097,339
Ecolab, Inc.	19,277	4,269,277
FMC Corp.	9,965	998,393
International Flavors & Fragrances, Inc.	19,289	2,742,317
Linde plc	40,002	12,726,236

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	20,470	1,783,551
Mosaic Co. (The)	28,686	981,635
PPG Industries, Inc.	18,382	2,833,953
Sherwin-Williams Co. (The)	18,765	6,215,719
		52,031,340
Commercial Services & Supplies - 0.4%
Cintas Corp.	6,777	2,861,182
Copart, Inc.*	16,503	2,395,575
Republic Services, Inc.	16,270	2,151,870
Rollins, Inc.	17,529	583,365
Waste Management, Inc.	30,004	4,820,743
		12,812,735
Communications Equipment - 0.8%
Arista Networks, Inc.*	17,363	2,154,054
Cisco Systems, Inc.	326,409	17,900,269
F5, Inc.*	4,677	1,064,392
Juniper Networks, Inc.	25,180	783,853
Motorola Solutions, Inc.	13,121	3,321,975
		25,224,543
Construction & Engineering - 0.0%(b)
Quanta Services, Inc.	10,777	1,226,207

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4,833	1,950,164
Vulcan Materials Co.	10,276	1,969,292
		3,919,456
Consumer Finance - 0.5%
American Express Co.	49,848	7,591,851
Capital One Financial Corp.	34,559	4,856,576
Discover Financial Services	23,195	2,501,581
Synchrony Financial	44,127	1,976,448
		16,926,456
Containers & Packaging - 0.3%
Amcor plc	119,415	1,351,778
Avery Dennison Corp.	6,426	1,317,780
Ball Corp.	25,301	2,364,378
International Paper Co.	30,274	1,378,073
Packaging Corp. of America	7,363	961,534
Sealed Air Corp.	11,599	720,530
WestRock Co.	20,677	897,175
		8,991,248
Distributors - 0.1%
Genuine Parts Co.	11,094	1,417,147
LKQ Corp.	20,942	1,170,658
Pool Corp.	3,106	1,721,097
		4,308,902
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	143,580	39,727,150

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	553,021	12,625,469
Lumen Technologies, Inc.(c)	77,048	950,772
Verizon Communications, Inc.	320,702	16,121,690
		29,697,931
Electric Utilities - 1.4%
Alliant Energy Corp.	19,379	1,061,775
American Electric Power Co., Inc.	38,748	3,140,525
Duke Energy Corp.	59,586	5,780,438
Edison International	29,411	1,919,950
Entergy Corp.	15,555	1,560,789
Evergy, Inc.	17,762	1,124,335
Eversource Energy	26,620	2,190,027
Exelon Corp.	75,740	3,993,770
FirstEnergy Corp.	42,156	1,587,595
NextEra Energy, Inc.	151,927	13,184,225
NRG Energy, Inc.	18,954	682,723
Pinnacle West Capital Corp.	8,730	567,887
PPL Corp.	59,606	1,658,835
Southern Co. (The)	82,016	5,011,178
Xcel Energy, Inc.	41,707	2,657,987
		46,122,039
Electrical Equipment - 0.5%
AMETEK, Inc.	17,910	2,444,715
Eaton Corp. plc	30,871	5,002,954
Emerson Electric Co.	46,294	4,066,465
Generac Holdings, Inc.*	4,879	2,055,230
Rockwell Automation, Inc.	8,985	3,020,757
		16,590,121
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	46,331	3,733,352
CDW Corp.	10,651	2,016,873
Corning, Inc.	59,532	2,208,042
IPG Photonics Corp.*	2,763	453,657
Keysight Technologies, Inc.*	14,269	2,775,035
TE Connectivity Ltd.	25,405	3,910,592
Teledyne Technologies, Inc.*	3,598	1,494,213
Trimble, Inc.*	19,492	1,673,778
Zebra Technologies Corp., Class A*	4,133	2,433,428
		20,698,970
Energy Equipment & Services - 0.2%
Baker Hughes Co.	64,164	1,497,588
Halliburton Co.	68,967	1,488,997
Schlumberger NV	108,310	3,106,331
		6,092,916
Entertainment - 1.5%
Activision Blizzard, Inc.	60,237	3,529,888
Electronic Arts, Inc.	22,038	2,737,560
Live Nation Entertainment, Inc.*	10,206	1,088,470
Netflix, Inc.*	34,275	22,001,123
Take-Two Interactive Software, Inc.*	9,033	1,498,394
Walt Disney Co. (The)*	140,739	20,393,081
		51,248,516
Equity Real Estate Investment Trusts (REITs) - 2.3%
Alexandria Real Estate Equities, Inc.	10,731	2,146,951
American Tower Corp.	35,242	9,250,320
AvalonBay Communities, Inc.	10,812	2,582,662
Boston Properties, Inc.	11,011	1,187,426
Crown Castle International Corp.	33,468	6,079,462
Digital Realty Trust, Inc.	21,887	3,671,325
Duke Realty Corp.	29,311	1,709,711
Equinix, Inc.	6,949	5,643,978
Equity Residential	26,392	2,251,502
Essex Property Trust, Inc.	5,034	1,708,741
Extra Space Storage, Inc.	10,362	2,072,400
Federal Realty Investment Trust	5,420	664,871
Healthpeak Properties, Inc.	41,750	1,371,905
Host Hotels & Resorts, Inc.*	55,294	868,116
Iron Mountain, Inc.	22,417	1,018,629
Kimco Realty Corp.	47,514	1,065,264
Mid-America Apartment Communities, Inc.	8,984	1,852,950
Orion Office REIT, Inc.*	2	37

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Prologis, Inc.	57,254	8,631,041
Public Storage	11,814	3,867,667
Realty Income Corp.	42,676	2,898,554
Regency Centers Corp.	11,847	821,471
SBA Communications Corp.	8,485	2,917,143
Simon Property Group, Inc.	25,455	3,890,542
UDR, Inc.	21,618	1,226,389
Ventas, Inc.	30,473	1,429,793
Vornado Realty Trust	12,319	494,485
Welltower, Inc.	32,737	2,606,520
Weyerhaeuser Co.	58,072	2,184,088
		76,113,943
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	34,243	18,469,989
Kroger Co. (The)	52,667	2,187,261
Sysco Corp.	39,626	2,775,405
Walgreens Boots Alliance, Inc.	55,611	2,491,373
Walmart, Inc.	110,692	15,566,616
		41,490,644
Food Products - 0.7%
Archer-Daniels-Midland Co.	43,324	2,695,186
Campbell Soup Co.	15,735	634,593
Conagra Brands, Inc.	37,210	1,136,766
General Mills, Inc.	46,959	2,900,657
Hershey Co. (The)	11,261	1,998,715
Hormel Foods Corp.	21,834	903,928
J M Smucker Co. (The)	8,394	1,061,589
Kellogg Co.	19,795	1,211,058
Kraft Heinz Co. (The)	54,989	1,848,180
Lamb Weston Holdings, Inc.	11,238	583,477
McCormick & Co., Inc. (Non-Voting)	19,299	1,656,240
Mondelez International, Inc., Class A	108,281	6,382,082
Tyson Foods, Inc., Class A	22,833	1,802,894
		24,815,365
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	10,134	915,303

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	137,308	17,269,227
ABIOMED, Inc.*	3,516	1,106,766
Align Technology, Inc.*	5,687	3,477,771
Baxter International, Inc.	38,723	2,887,574
Becton Dickinson and Co.	22,246	5,275,416
Boston Scientific Corp.*	110,285	4,198,550
Cooper Cos., Inc. (The)	3,819	1,437,739
DENTSPLY SIRONA, Inc.	16,939	825,607
Dexcom, Inc.*	7,496	4,217,175
Edwards Lifesciences Corp.*	48,280	5,180,927
Hologic, Inc.*	19,634	1,467,249
IDEXX Laboratories, Inc.*	6,581	4,001,709
Intuitive Surgical, Inc.*	27,629	8,961,190
Medtronic plc	104,081	11,105,443
ResMed, Inc.	11,268	2,871,650
STERIS plc	7,734	1,690,111
Stryker Corp.	25,992	6,150,487
Teleflex, Inc.	3,613	1,074,578
Zimmer Biomet Holdings, Inc.	16,183	1,935,487
		85,134,656
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	11,580	1,340,385
Anthem, Inc.	18,881	7,670,029
Cardinal Health, Inc.	22,480	1,039,250
Centene Corp.*	45,168	3,225,447
Cigna Corp.	26,346	5,055,797
CVS Health Corp.	102,209	9,102,734
DaVita, Inc.*	5,199	491,305
HCA Healthcare, Inc.	19,108	4,310,574
Henry Schein, Inc.*	10,817	768,656
Humana, Inc.	9,950	4,176,115
Laboratory Corp. of America Holdings*	7,492	2,137,692
McKesson Corp.	11,981	2,597,002
Quest Diagnostics, Inc.	9,465	1,407,256
UnitedHealth Group, Inc.	73,029	32,440,942
Universal Health Services, Inc., Class B	5,875	697,539
		76,460,723
Health Care Technology - 0.0%(b)
Cerner Corp.	22,902	1,613,446

Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc.*	3,168	6,658,661
Caesars Entertainment, Inc.*	16,541	1,489,848
Carnival Corp.*(c)	61,854	1,089,867
Chipotle Mexican Grill, Inc.*	2,177	3,577,703
Darden Restaurants, Inc.	10,098	1,393,019
Domino's Pizza, Inc.	2,861	1,499,564
Expedia Group, Inc.*	11,252	1,812,585
Hilton Worldwide Holdings, Inc.*	21,581	2,914,946
Las Vegas Sands Corp.*	26,632	948,632
Marriott International, Inc., Class A*	21,193	3,127,239
McDonald's Corp.	57,839	14,147,419
MGM Resorts International	30,977	1,226,070
Norwegian Cruise Line Holdings Ltd.*(c)	28,658	559,118
Penn National Gaming, Inc.*	12,857	658,664
Royal Caribbean Cruises Ltd.*	17,372	1,212,913
Starbucks Corp.	91,330	10,013,421
Wynn Resorts Ltd.*(c)	8,161	661,123
Yum! Brands, Inc.	22,906	2,813,773
		55,804,565
Household Durables - 0.3%
DR Horton, Inc.	25,251	2,467,023
Garmin Ltd.	11,775	1,572,433
Leggett & Platt, Inc.	10,324	416,986
Lennar Corp., Class A	21,272	2,234,624
Mohawk Industries, Inc.*	4,334	727,549
Newell Brands, Inc.	29,328	629,672
NVR, Inc.*	266	1,389,940
PulteGroup, Inc.	20,101	1,005,653
Whirlpool Corp.	4,847	1,055,386
		11,499,266
Household Products - 1.2%
Church & Dwight Co., Inc.	19,011	1,699,203
Clorox Co. (The)	9,509	1,548,541
Colgate-Palmolive Co.	65,340	4,901,807
Kimberly-Clark Corp.	26,079	3,398,354
Procter & Gamble Co. (The)	188,014	27,183,064
		38,730,969
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	51,619	1,206,852

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)

Industrial Conglomerates - 0.9%
3M Co.	44,817	7,620,683
General Electric Co.	85,024	8,076,430
Honeywell International, Inc.	53,476	10,814,986
Roper Technologies, Inc.	8,173	3,793,498
		30,305,597
Insurance - 1.6%
Aflac, Inc.	47,798	2,587,784
Allstate Corp. (The)	22,909	2,490,666
American International Group, Inc.	66,238	3,484,119
Aon plc, Class A	17,486	5,171,834
Arthur J Gallagher & Co.	16,004	2,607,051
Assurant, Inc.	4,553	692,511
Brown & Brown, Inc.	18,100	1,165,821
Chubb Ltd.	33,970	6,096,596
Cincinnati Financial Corp.	11,600	1,321,240
Everest Re Group Ltd.	3,089	791,958
Globe Life, Inc.	7,257	628,021
Hartford Financial Services Group, Inc. (The)	26,888	1,777,297
Lincoln National Corp.	13,678	907,262
Loews Corp.	15,750	841,995
Marsh & McLennan Cos., Inc.	39,241	6,436,309
MetLife, Inc.	56,421	3,309,656
Principal Financial Group, Inc.	19,330	1,325,651
Progressive Corp. (The)	45,320	4,212,041
Prudential Financial, Inc.	29,958	3,063,505
Travelers Cos., Inc. (The)	19,321	2,839,221
W R Berkley Corp.	10,859	832,234
Willis Towers Watson plc	9,991	2,256,367
		54,839,139
Interactive Media & Services - 5.8%
Alphabet, Inc., Class A*	23,328	66,203,698
Alphabet, Inc., Class C*	21,824	62,177,449
Match Group, Inc.*	21,440	2,786,986
Meta Platforms, Inc., Class A*	184,642	59,908,943
Twitter, Inc.*	61,824	2,716,546
		193,793,622
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc.*	33,739	118,325,035
eBay, Inc.	50,355	3,396,948
Etsy, Inc.*	9,804	2,691,982
		124,413,965
IT Services - 3.7%
Accenture plc, Class A	49,119	17,555,130
Akamai Technologies, Inc.*	12,609	1,421,034
Automatic Data Processing, Inc.	32,776	7,567,651
Broadridge Financial Solutions, Inc.	9,007	1,518,310
Cognizant Technology Solutions Corp., Class A	40,707	3,174,332
DXC Technology Co.*	19,514	585,225
Fidelity National Information Services, Inc.	47,844	4,999,698
Fiserv, Inc.*	46,160	4,455,363
FleetCor Technologies, Inc.*	6,405	1,326,668
Gartner, Inc.*	6,484	2,024,629
Global Payments, Inc.	22,752	2,708,398
International Business Machines Corp.	69,417	8,128,731
Jack Henry & Associates, Inc.	5,744	870,963
Mastercard, Inc., Class A	67,483	21,251,746
Paychex, Inc.	24,809	2,957,233
PayPal Holdings, Inc.*	91,011	16,827,024
VeriSign, Inc.*	7,540	1,808,921
Visa, Inc., Class A	130,713	25,328,258
Western Union Co. (The)	31,479	497,998
		125,007,312
Leisure Products - 0.0%(b)
Hasbro, Inc.	10,019	970,941

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	23,507	3,547,206
Bio-Rad Laboratories, Inc., Class A*	1,668	1,256,338
Bio-Techne Corp.	3,015	1,423,170
Charles River Laboratories International, Inc.*	3,906	1,429,088
Danaher Corp.	49,209	15,827,583
Illumina, Inc.*	11,368	4,153,071
IQVIA Holdings, Inc.*	14,849	3,847,821
Mettler-Toledo International, Inc.*	1,790	2,710,293
PerkinElmer, Inc.	8,679	1,580,967
Thermo Fisher Scientific, Inc.	30,461	19,276,635
Waters Corp.*	4,756	1,560,301
West Pharmaceutical Services, Inc.	5,721	2,532,458
		59,144,931
Machinery - 1.3%
Caterpillar, Inc.	42,404	8,198,813
Cummins, Inc.	11,123	2,333,049
Deere & Co.	21,983	7,596,006
Dover Corp.	11,143	1,825,781
Fortive Corp.	27,757	2,050,410
IDEX Corp.	5,884	1,321,488
Illinois Tool Works, Inc.	22,203	5,154,426
Ingersoll Rand, Inc.	31,382	1,830,826
Otis Worldwide Corp.	33,057	2,657,783
PACCAR, Inc.	26,887	2,242,914
Parker-Hannifin Corp.	9,992	3,018,183
Pentair plc(c)	12,842	946,327
Snap-on, Inc.	4,187	862,145
Stanley Black & Decker, Inc.	12,630	2,207,219
Westinghouse Air Brake Technologies Corp.	14,633	1,298,971
Xylem, Inc.	13,962	1,690,938
		45,235,279
Media - 0.9%
Charter Communications, Inc., Class A*	9,824	6,349,055
Comcast Corp., Class A	354,784	17,732,104
Discovery, Inc., Class A*(c)	13,104	304,930
Discovery, Inc., Class C*	23,529	534,344
DISH Network Corp., Class A*	19,279	602,469
Fox Corp., Class A	25,051	894,571
Fox Corp., Class B	11,490	386,064
Interpublic Group of Cos., Inc. (The)	30,476	1,011,498
News Corp., Class A	30,302	655,129
News Corp., Class B	9,430	203,216
Omnicom Group, Inc.	16,615	1,118,356
ViacomCBS, Inc.	46,925	1,452,329
		31,244,065
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	113,709	4,216,330
Newmont Corp.	61,883	3,398,614

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Nucor Corp.	22,748	2,417,203
		10,032,147
Multiline Retail - 0.5%
Dollar General Corp.	18,299	4,049,569
Dollar Tree, Inc.*	17,963	2,403,988
Target Corp.	38,320	9,343,949
		15,797,506
Multi-Utilities - 0.6%
Ameren Corp.	19,921	1,625,355
CenterPoint Energy, Inc.	45,923	1,189,865
CMS Energy Corp.	22,432	1,320,123
Consolidated Edison, Inc.	27,367	2,124,774
Dominion Energy, Inc.	62,620	4,458,544
DTE Energy Co.	15,000	1,625,100
NiSource, Inc.	30,392	744,908
Public Service Enterprise Group, Inc.	39,162	2,447,233
Sempra Energy	24,729	2,964,265
WEC Energy Group, Inc.	24,434	2,124,048
		20,624,215
Oil, Gas & Consumable Fuels - 2.2%
APA Corp.	29,276	754,443
Chevron Corp.	149,785	16,906,233
ConocoPhillips	103,705	7,272,832
Coterra Energy, Inc.	62,917	1,263,373
Devon Energy Corp.	48,763	2,050,972
Diamondback Energy, Inc.	13,187	1,407,448
EOG Resources, Inc.	45,222	3,934,314
Exxon Mobil Corp.	327,907	19,621,955
Hess Corp.	21,278	1,585,637
Kinder Morgan, Inc.	150,974	2,334,058
Marathon Oil Corp.	61,029	945,339
Marathon Petroleum Corp.	49,437	3,008,241
Occidental Petroleum Corp.	68,717	2,037,459
ONEOK, Inc.	34,525	2,065,976
Phillips 66	33,916	2,345,970
Pioneer Natural Resources Co.	17,569	3,132,904
Valero Energy Corp.	31,665	2,119,655
Williams Cos., Inc. (The)	94,097	2,520,859
		75,307,668
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	17,959	5,963,645

Pharmaceuticals - 3.2%
Bristol-Myers Squibb Co.	172,107	9,230,098
Catalent, Inc.*	13,198	1,698,055
Eli Lilly & Co.	61,498	15,253,964
Johnson & Johnson	203,904	31,794,751
Merck & Co., Inc.	196,064	14,687,154
Organon & Co.	19,636	573,960
Pfizer, Inc.	434,247	23,332,091
Viatris, Inc.	93,658	1,152,930
Zoetis, Inc.	36,717	8,152,643
		105,875,646
Professional Services - 0.4%
Equifax, Inc.	9,446	2,632,128
IHS Markit Ltd.	30,872	3,946,059
Jacobs Engineering Group, Inc.	10,098	1,439,571
Leidos Holdings, Inc.	10,969	964,285
Nielsen Holdings plc	27,787	532,399
Robert Half International, Inc.	8,668	963,621
Verisk Analytics, Inc.	12,486	2,807,727
		13,285,790
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	26,001	2,484,916

Road & Rail - 0.9%
CSX Corp.	174,619	6,052,295
JB Hunt Transport Services, Inc.	6,515	1,245,407
Kansas City Southern	7,037	2,046,711
Norfolk Southern Corp.	19,141	5,077,533
Old Dominion Freight Line, Inc.	7,273	2,583,151
Union Pacific Corp.	50,507	11,901,470
		28,906,567
Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc.*	93,954	14,879,495
Analog Devices, Inc.	41,658	7,508,854
Applied Materials, Inc.	70,795	10,420,316
Broadcom, Inc.	31,767	17,588,753
Enphase Energy, Inc.*	10,423	2,605,750
Intel Corp.	314,235	15,460,362
KLA Corp.	11,835	4,830,219
Lam Research Corp.	11,040	7,505,544
Microchip Technology, Inc.	42,450	3,541,603
Micron Technology, Inc.	87,201	7,324,884
Monolithic Power Systems, Inc.	3,349	1,853,538
NVIDIA Corp.	193,013	63,068,928
NXP Semiconductors NV	20,536	4,586,921
Qorvo, Inc.*	8,616	1,259,918
QUALCOMM, Inc.	87,363	15,774,263
Skyworks Solutions, Inc.	12,794	1,940,338
Teradyne, Inc.	12,781	1,953,831
Texas Instruments, Inc.	71,504	13,755,224
Xilinx, Inc.	19,171	4,379,615
		200,238,356
Software - 8.9%
Adobe, Inc.*	36,895	24,714,116
ANSYS, Inc.*	6,756	2,644,839
Autodesk, Inc.*	17,042	4,331,906
Cadence Design Systems, Inc.*	21,437	3,804,210
Ceridian HCM Holding, Inc.*(c)	10,442	1,142,355
Citrix Systems, Inc.	9,616	773,415
Fortinet, Inc.*	10,505	3,488,815
Intuit, Inc.	21,160	13,802,668
Microsoft Corp.	582,057	192,422,224
NortonLifeLock, Inc.	45,023	1,118,821
Oracle Corp.	127,589	11,577,426
Paycom Software, Inc.*	3,720	1,627,425
PTC, Inc.*	8,189	897,351
salesforce.com, Inc.*	75,245	21,441,815
ServiceNow, Inc.*	15,350	9,942,195
Synopsys, Inc.*	11,823	4,031,643
Tyler Technologies, Inc.*(c)	3,152	1,635,825
		299,397,049
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	5,076	1,120,375
AutoZone, Inc.*	1,672	3,038,141
Bath & Body Works, Inc.	20,507	1,540,691
Best Buy Co., Inc.	17,456	1,865,348
CarMax, Inc.*	12,624	1,783,140
Gap, Inc. (The)	16,667	275,506
Home Depot, Inc. (The)	82,362	32,995,041
Lowe's Cos., Inc.	54,755	13,392,525
O'Reilly Automotive, Inc.*	5,330	3,401,393

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Investments	Shares	Value ($)
Ross Stores, Inc.	27,661	3,017,538
TJX Cos., Inc. (The)	93,443	6,484,944
Tractor Supply Co.	8,858	1,995,973
Ulta Beauty, Inc.*	4,247	1,630,636
		72,541,251
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,216,156	201,030,588
Hewlett Packard Enterprise Co.	101,135	1,451,287
HP, Inc.	93,047	3,282,698
NetApp, Inc.	17,363	1,543,223
Seagate Technology Holdings plc	16,218	1,665,102
Western Digital Corp.*	23,734	1,372,775
		210,345,673
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	27,047	436,809
NIKE, Inc., Class B	98,995	16,753,914
PVH Corp.	5,534	590,920
Ralph Lauren Corp.	3,773	437,819
Tapestry, Inc.	21,594	866,351
Under Armour, Inc., Class A*	14,603	344,485
Under Armour, Inc., Class C*	16,151	324,151
VF Corp.	25,246	1,810,896
		21,565,345
Tobacco - 0.5%
Altria Group, Inc.	142,823	6,089,973
Philip Morris International, Inc.	120,713	10,374,075
		16,464,048
Trading Companies & Distributors - 0.2%
Fastenal Co.	44,508	2,633,538
United Rentals, Inc.*	5,611	1,900,670
WW Grainger, Inc.	3,392	1,632,943
		6,167,151
Water Utilities - 0.1%
American Water Works Co., Inc.	14,063	2,370,600

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	45,432	4,943,456

TOTAL COMMON STOCKS (Cost $3,038,657,806)		3,001,851,800

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $80,245)	80,245	80,245

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.8%

REPURCHASE AGREEMENTS(e) - 3.9%
Repurchase Agreements with various counterparties, rates 0.01% - 0.05%, dated 11/30/2021, due 12/1/2021, total to be received $129,694,257
(Cost $129,694,157)	129,694,157	129,694,157

U.S. TREASURY OBLIGATIONS - 8.9%
U.S. Treasury Bills
0.07%, 7/14/2022(f) (Cost $299,878,125)	300,000,000	299,793,282

TOTAL SHORT-TERM INVESTMENTS (Cost $429,572,282)		429,487,439

Total Investments - 102.3% (Cost $3,468,310,333)		3,431,419,484
Liabilities in excess of other assets - (2.3%)		(77,317,120)
Net Assets - 100.0%		3,354,102,364

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,105,514,422.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at November 30, 2021. The total value of securities on loan at November 30, 2021 was $954,556, collateralized in the form of cash with a value of $80,245 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $927,771 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from December 9, 2021 – May 15, 2051. The total value of collateral is $1,008,016.
(d)	The security was purchased with cash collateral held from securities on loan at November 30, 2021. The total value of securities purchased was $80,245.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of November 30, 2021.

As of November 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$111,912,671
Aggregate gross unrealized depreciation	(432,911,030)
Net unrealized depreciation	$(320,998,359)
Federal income tax cost	$3,548,546,029

See accompanying notes to the financial statements.

UltraPro S&P500®

Schedule of Portfolio Investments

November 30, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of November 30, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	960	12/17/2021	USD	$219,180,000	$7,691,358

Swap Agreementsa

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of November 30, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation[d] ($)	Financial Instruments for the Benefit of (the Fund)/ the Counterparty ($)	Cash Collateral for the Benefit of (the Fund)/ the Counterparty ($)	Net Amount[e] ($)
1,387,084,673	5/8/2023	Bank of America NA	0.62%	S&P 500®	(39,813,052)	—	39,813,052	—
297,846,039	5/8/2023	BNP Paribas SA	0.67%	S&P 500®	(6,718,702)	4,935,809	1,782,893	—
200,294,919	4/10/2023	Citibank NA	0.73%	S&P 500®	(5,147,148)	5,038,435	108,713	—
199,189,705	11/6/2023	Credit Suisse International	0.67%	S&P 500®	(1,499,721)	—	1,499,721	—
1,076,775,291	3/7/2023	Goldman Sachs International	0.67%	S&P 500®	(33,291,137)	22,047,285	11,243,852	—
1,773,722,326	5/8/2023	J.P. Morgan Securities	0.47%	S&P 500®	(51,579,771)	24,777,116	26,802,655	—
647,596,033	4/10/2023	Morgan Stanley & Co. International plc	0.42%	S&P 500®	(18,506,259)	14,149,844	4,356,415	—
746,485,284	3/7/2023	Societe Generale	0.47%	S&P 500®	(36,597,957)	36,529,425	68,532	—
512,517,874	3/7/2023	UBS AG	0.57%	S&P 500®	(18,409,425)	17,915,590	493,835	—

6,841,512,144					(211,563,172)
				Total Unrealized Depreciation	(211,563,172)

a	The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c	Reflects the floating financing rate, as of November 30, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d	The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e	Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

Abbreviations

USD U.S Dollar

See accompanying notes to the financial statements.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)	Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
February 4, 2022

By:	/s/ Charles Todd
Charles Todd
Treasurer
February 4, 2022